UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05186

Exact name of registrant as specified in charter:	Advanced Series Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2013

Date of reporting period:	3/31/2013

Item 1. Schedule of Investments

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 86.4%
AFFILIATED MUTUAL FUNDS — 58.2%
AST AQR Emerging Markets Equity Portfolio	14,304,613	$142,330,903
AST BlackRock Value Portfolio	3,082,201	32,856,261
AST ClearBridge Dividend Growth Portfolio	5,394,822	55,998,251
AST Cohen & Steers Realty Portfolio	36,343,398	286,749,411
AST Federated Aggressive Growth Portfolio*	302,021	3,216,520
AST Global Real Estate Portfolio	47,945,688	478,497,966
AST Goldman Sachs Concentrated Growth Portfolio	779,244	26,338,451
AST Goldman Sachs Large-Cap Value Portfolio	1,651,911	32,344,419
AST Goldman Sachs Mid-Cap Growth Portfolio	12,097,464	69,318,469
AST Goldman Sachs Small-Cap Value Portfolio	4,751,597	64,811,781
AST High Yield Portfolio	55,434,452	436,823,480
AST International Growth Portfolio	33,351,489	406,888,166
AST International Value Portfolio	35,574,898	564,217,884
AST Jennison Large-Cap Growth Portfolio*	2,244,788	33,604,472
AST Jennison Large-Cap Value Portfolio	4,734,934	65,626,181
AST Large-Cap Value Portfolio	4,139,023	66,638,263
AST Lord Abbett Core Fixed-Income Portfolio	5,672,772	65,236,879
AST Marsico Capital Growth Portfolio	1,649,238	38,905,524
AST MFS Growth Portfolio*	3,254,181	39,863,719
AST MFS Large-Cap Value Portfolio	2,845,728	32,754,334
AST Mid-Cap Value Portfolio	22,295,474	339,783,029
AST Money Market Portfolio	246,715	246,715
AST Neuberger Berman Core Bond Portfolio	2,032,023	21,458,161
AST Neuberger Berman Mid-Cap Growth Portfolio*	3,724,248	99,362,948
AST Parametric Emerging Markets Equity Portfolio	25,460,600	226,599,336
AST PIMCO Limited Maturity Bond Portfolio	69,159	733,081
AST PIMCO Total Return Bond Portfolio	9,785,870	123,301,961
AST Prudential Core Bond Portfolio	13,740,395	148,396,264
AST QMA Emerging Markets Equity Portfolio	20,148,025	199,062,492
AST QMA US Equity Alpha Portfolio	15,891,495	239,961,574
AST Small-Cap Growth Portfolio*	178,588	4,568,283
AST Small-Cap Value Portfolio	9,541,147	161,149,981
AST T. Rowe Price Equity Income Portfolio	9,373,156	98,980,526
AST T. Rowe Price Large-Cap Growth Portfolio*	2,246,717	34,824,110
AST T. Rowe Price Natural Resources Portfolio	952,704	19,997,258
AST Western Asset Core Plus Bond Portfolio	7,298,818	78,608,267

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,209,165,448)(w)		4,740,055,320

COMMON STOCKS — 9.9%
Advertising
China Century Dragon Media, Inc.*(g)	15,222	2

Aerospace & Defense — 0.1%
AAR Corp.	5,700	104,823
Alliant Techsystems, Inc.	12,000	869,160
AON PLC (United Kingdom)	3,760	231,240

	Shares	Value
COMMON STOCKS (Continued)
Aerospace & Defense (cont’d.)
EDAC Technologies Corp.*	4,583	$84,969
Esterline Technologies Corp.*	6,600	499,620
Exelis, Inc.	33,100	360,459
General Dynamics Corp.	4,300	303,193
HEICO Corp.	3,000	130,230
Huntington Ingalls Industries, Inc.	8,600	458,638
Kratos Defense & Security Solutions, Inc.*	6,807	34,239
L-3 Communications Holdings, Inc.	4,300	347,956
Northrop Grumman Corp.	4,800	336,720
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	11,000	208,890
Taser International, Inc.*	14,700	116,865
United Technologies Corp.	38,370	3,584,909

		7,671,911

Air Freight & Logistics — 0.1%
Forward Air Corp.	900	33,561
TNT Express NV (Netherlands)	664,166	4,868,099

		4,901,660

Airlines
Alaska Air Group, Inc.*	13,500	863,460
Allegiant Travel Co.	3,700	328,486
Spirit Airlines, Inc.*	18,800	476,768

		1,668,714

Auto Components
BorgWarner, Inc.*	1,790	138,439
Federal-Mogul Corp.*	6,300	37,989
Johnson Controls, Inc.	39,640	1,390,175
Standard Motor Products, Inc.	1,000	27,720
Superior Industries International, Inc.	1,300	24,284
TRW Automotive Holdings Corp.*	8,480	466,400
Visteon Corp.*	1,700	98,090

		2,183,097

Automobile Manufacturers
Winnebago Industries, Inc.*	3,600	74,304

Automobiles
General Motors Co.*	70,957	1,974,024
Thor Industries, Inc.	17,900	658,541

		2,632,565

Beverages — 0.1%
Coca-Cola Co. (The)	16,230	656,341
Coca-Cola Enterprises, Inc.	57,600	2,126,592
Dr. Pepper Snapple Group, Inc.	5,610	263,390
Grupo Modelo SAB de CV (Mexico) (Class C Stock)	402,396	3,647,202
National Beverage Corp.	1,500	21,075
PepsiCo, Inc.	6,230	492,855

		7,207,455

Biotechnology — 0.1%
Achillion Pharmaceuticals, Inc.*	1,229	10,741
Acorda Therapeutics, Inc.*	12,000	384,360
Alexion Pharmaceuticals, Inc.*	10,480	965,627
Alkermes PLC (Ireland)*	5,900	139,889
Biogen Idec, Inc.*	16,930	3,265,966
Celgene Corp.*	25,430	2,947,591
Cubist Pharmaceuticals, Inc.*	3,600	168,552
Genomic Health, Inc.*	6,200	175,336

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Ironwood Pharmaceuticals, Inc.*	4,100	$74,989
Myriad Genetics, Inc.*	30,700	779,780
Onyx Pharmaceuticals, Inc.*	7,060	627,352
Rexahn Pharmaceuticals, Inc.*	117,225	35,754
RXi Pharmaceuticals Corp.*	9,605	2,737
United Therapeutics Corp.*	15,500	943,485
Vertex Pharmaceuticals, Inc.*	12,930	710,891

		11,233,050

Building Products
American Woodmark Corp.*	1,900	64,657
Apogee Enterprises, Inc.	3,700	107,115
China Gengsheng Minerals, Inc.*	3,595	981
Fortune Brands Home & Security, Inc.*	33,900	1,268,877
Gibraltar Industries, Inc.*	11,300	206,225
Lennox International, Inc.	17,300	1,098,377
Masco Corp.	28,470	576,518
NCI Building Systems, Inc.*	2,900	50,373

		3,373,123

Capital Markets
Artio Global Investors, Inc.	91,457	248,763
Goldman Sachs Group, Inc. (The)	7,360	1,083,024
Lazard Ltd. (Bermuda) (Class A Stock)	4,300	146,759
LPL Financial Holdings, Inc.	8,800	283,712
Raymond James Financial, Inc.	12,000	553,200

		2,315,458

Chemicals — 0.1%
Air Products & Chemicals, Inc.	34,890	3,039,617
Albemarle Corp.	7,900	493,908
Axiall Corp.	29,250	1,818,180
CF Industries Holdings, Inc.	4,300	818,591
Dow Chemical Co. (The)	19,840	631,706
E.I. du Pont de Nemours & Co.	5,190	255,140
FutureFuel Corp.	7,600	92,340
Koppers Holdings, Inc.	4,900	215,502
LSB Industries, Inc.*	8,400	292,152
RPM International, Inc.	2,800	88,424
Schulman, (A.), Inc.	5,400	170,424
Sherwin-Williams Co. (The)	5,600	945,784
Stepan Co.	1,600	100,960
Valspar Corp. (The)	2,000	124,500

		9,087,228

Commercial Banks — 0.2%
BB&T Corp.	18,850	591,702
BOK Financial Corp.	1,400	87,220
Boston Private Financial Holdings, Inc.	12,000	118,560
Capital One Financial Corp.	8,650	475,318
CapitalSource, Inc.	22,200	213,564
Chemical Financial Corp.	1,000	26,380
CIT Group, Inc.*	11,800	513,064
Citizens & Northern Corp.	1,600	31,200
Citizens Republic Bancorp, Inc.*	62,362	1,406,263
Comerica, Inc.	16,270	584,908
Eagle Bancorp, Inc.*	5,200	113,828
East West Bancorp, Inc.	28,700	736,729
Enterprise Financial Services Corp.	2,100	30,114
Fifth Third Bancorp	14,200	231,602
Financial Institutions, Inc.	3,900	77,844
First Bancorp	600	8,094

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
First California Financial Group, Inc.*	130,370	$1,110,752
First Citizens BancShares, Inc. (Class A Stock)	900	164,430
First Community Bancshares, Inc.	1,400	22,190
First Interstate Bancsystem, Inc.	8,900	167,409
First M&F Corp.	56	792
Hanmi Financial Corp.*	7,900	126,400
Huntington Bancshares, Inc.	118,200	873,498
KeyCorp	31,600	314,736
MainSource Financial Group, Inc.	2,400	33,696
Regions Financial Corp.	91,630	750,450
Somerset Hills Bancorp.	3,221	37,364
Sterling Financial Corp.	4,800	104,112
SunTrust Banks, Inc.	12,020	346,296
SVB Financial Group*	5,140	364,632
U.S. Bancorp.	10,600	359,658
Wells Fargo & Co.	49,050	1,814,360
West Coast Bancorp	54,555	1,324,595

		13,161,760

Commercial Services & Supplies
ADT Corp. (The)	1,700	83,198
Brink’s Co. (The)	7,200	203,472
Cintas Corp.	3,800	167,694
Consolidated Graphics, Inc.*	2,300	89,930
Copart, Inc.*	4,800	164,544
Courier Corp.	600	8,646
Deluxe Corp.	11,300	467,820
Ennis, Inc.	1,700	25,619
Herman Miller, Inc.	1,500	41,505
KAR Auction Services, Inc.	8,157	163,385
Knoll, Inc.	5,300	96,089
Mine Safety Appliances Co.	1,600	79,392
Performant Financial Corp.*	5,000	61,400
Rollins, Inc.	6,400	157,120
Steelcase, Inc. (Class A Stock)	18,800	276,924
Team, Inc.*	1,700	69,819
Tetra Tech, Inc.*	3,900	118,911
Tyco International Ltd. (Switzerland)	34,980	1,119,360
UniFirst Corp.	1,800	162,900
United Stationers, Inc.	1,400	54,110
Viad Corp.	3,400	94,044

		3,705,882

Communications Equipment — 0.1%
Arris Group, Inc.*	14,300	245,531
Black Box Corp.	4,400	95,964
Brocade Communications Systems, Inc.*	129,700	748,369
CalAmp Corp.*	6,600	72,402
Cisco Systems, Inc.	77,270	1,615,716
Emulex Corp.*	6,600	43,098
F5 Networks, Inc.*	9,200	819,536
Globecomm Systems, Inc.*	1,000	12,010
Harris Corp.	2,500	115,850
Juniper Networks, Inc.*	18,660	345,956
QUALCOMM, Inc.	26,560	1,778,192
Riverbed Technology, Inc.*	8,500	126,735

		6,019,359

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Computer Services & Software
Cognizant Technology Solutions Corp. (Class A Stock)*	9,670	$740,819
Pervasive Software, Inc.*	32,392	297,035

		1,037,854

Computers & Peripherals — 0.1%
Apple, Inc.	1,470	650,666
Dell, Inc.	118,408	1,696,787
Hewlett-Packard Co.	55,000	1,311,200
Jack Henry & Associates, Inc.	3,700	170,977
NCR Corp.*	2,900	79,924

		3,909,554

Conglomerates
Trio Merger Corp.*	57,000	572,565

Construction & Engineering — 0.1%
Argan, Inc.	1,200	17,892
Chicago Bridge & Iron Co. NV (Netherlands)	6,400	397,440
EMCOR Group, Inc.	2,200	93,258
Ferrovial SA (Spain)	462,648	7,341,925
Fluor Corp.	29,150	1,933,520
KBR, Inc.	23,900	766,712
Michael Baker Corp.	181	4,435
Primoris Services Corp.	1,700	37,587
URS Corp.	11,300	535,733

		11,128,502

Construction Materials
Eagle Materials, Inc.	3,000	199,890
Headwaters, Inc.*	23,300	253,970

		453,860

Consumer Finance
Nelnet, Inc. (Class A Stock)	15,500	523,900
Portfolio Recovery Associates, Inc.*	700	88,844
SLM Corp.	23,000	471,040

		1,083,784

Consumer Products & Services
JAKKS Pacific, Inc.	6,794	71,269

Containers & Packaging
Crown Holdings, Inc.*	34,630	1,440,954
Graphic Packaging Holding Co.*	36,600	274,134
Owens-Illinois, Inc.*	26,200	698,230
SeaCube Container Leasing Ltd. (Bermuda)	10,409	238,991
Silgan Holdings, Inc.	500	23,625

		2,675,934

Distribution/Wholesale
W.W. Grainger, Inc.	2,520	566,950

Distributors
Core-Mark Holding Co., Inc.	1,900	97,489
Pool Corp.	2,900	139,200

		236,689

Diversified Consumer Services
Apollo Group, Inc. (Class A Stock)*	14,500	252,155
Capella Education Co.*	1,700	52,938
Grand Canyon Education, Inc.*	15,500	393,545

		698,638

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services — 0.2%
Aquasition Corp. (United Kingdom)	90,000	$906,750
Asset Acceptance Capital Corp.*	50,771	342,197
Bank of America Corp.	89,550	1,090,719
Blue Wolf Mongolia Holdings Corp. (British Virgin Islands)*	65,000	559,650
CME Group, Inc.	2,930	179,873
Duff & Phelps Corp. (Class A Stock)	41,971	650,970
HF2 Financial Management, Inc.*	147,410	1,485,893
Interactive Brokers Group, Inc. (Class A Stock)	10,000	149,100
IntercontinentalExchange, Inc.*	2,520	410,936
Invesco Ltd. (Bermuda)	33,700	975,952
JPMorgan Chase & Co.	15,500	735,630
Knight Capital Group, Inc. (Class A Stock)*	16,100	59,892
Morgan Stanley	34,410	756,332
Netspend Holdings, Inc.*	31,831	505,795
NYSE Euronext	105,417	4,073,313
Pingtan Marine Enterprises Ltd. (Cayman Islands)*	82,948	643,262
State Street Corp.	14,540	859,169
TD Ameritrade Holding Corp.	24,540	506,015
WageWorks, Inc.*	4,214	105,476

		14,996,924

Diversified Telecommunication Services — 0.1%
8x8, Inc.*	10,800	73,980
Neutral Tandem, Inc.	2,000	6,540
Parkervision, Inc.*	6,309	23,154
Premiere Global Services, Inc.*	5,300	58,247
Vivendi SA (France)	312,583	6,457,052

		6,618,973

Electric Utilities — 0.4%
CH Energy Group, Inc.	26,347	1,722,830
Duke Energy Corp.	54,213	3,935,322
Edison International	101,764	5,120,764
EDP - Energias de Portugal SA (Portugal)	1,627,620	5,011,464
El Paso Electric Co.	10,600	356,690
Entergy Corp.	4,100	259,284
Exelon Corp.	24,390	840,967
Hawaiian Electric Industries, Inc.	10,200	282,642
ITC Holdings Corp.	63,880	5,701,929
Korea Electric Power Corp. (South Korea)(a)	388,035	5,273,396
NextEra Energy, Inc.	18,580	1,443,294
NV Energy, Inc.	140,010	2,804,400
Pinnacle West Capital Corp.	300	17,367
Portland General Electric Co.	2,600	78,858

		32,849,207

Electrical Equipment — 0.1%
Babcock & Wilcox Co. (The)	26,200	744,342
Brady Corp. (Class A Stock)	1,700	57,001
Emerson Electric Co.	40,450	2,259,943
EnerSys, Inc.*	2,100	95,718
Gamesa Corp. Tecnologica SA (Spain)	353,509	1,078,490
Hubbell, Inc. (Class B Stock)	5,800	563,238
Vicor Corp.*	2,800	13,916

		4,812,648

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.*	17,000	690,540

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Avnet, Inc.*	27,800	$1,006,360
Cymer, Inc.*	26,159	2,513,880
Energizer Holdings, Inc.	4,110	409,890
Honeywell International, Inc.	6,990	526,698
Ingram Micro, Inc. (Class A Stock)*	40,900	804,912
Insight Enterprises, Inc.*	5,700	117,534
Jabil Circuit, Inc.	19,600	362,208
MEMSIC, Inc.*	16,638	45,255
Molex, Inc. (Class A Stock)	15,086	363,874
Sanmina Corp.*	6,700	76,112
Tech Data Corp.*	9,200	419,612
TTM Technologies, Inc.*	2,500	19,000

		7,355,875

Energy Equipment & Services — 0.1%
Atwood Oceanics, Inc.*	12,900	677,766
Bristow Group, Inc.	5,400	356,076
Ensco PLC (United Kingdom) (Class A Stock)	20,100	1,206,000
Geospace Technologies Corp.*	3,800	410,096
Helmerich & Payne, Inc.	12,800	776,960
Matrix Service Co.*	3,400	50,660
Mitcham Industries, Inc.*	3,100	52,452
Nabors Industries Ltd. (Bermuda)	6,100	98,942
National Oilwell Varco, Inc.	5,830	412,474
Oceaneering International, Inc.	11,000	730,510
Parker Drilling Co.*	9,900	42,372
Schlumberger Ltd. (Netherlands)	11,560	865,728
Tidewater, Inc.	3,800	191,900
Unit Corp.*	8,800	400,840

		6,272,776

Energy–Alternate Sources
Mission Newenergy Ltd. (Australia)*	2,482	124

Entertainment & Leisure
WMS Industries, Inc.*	72,893	1,837,633

Environmental Control
EnergySolutions, Inc.*	32,266	120,997
IROC Energy Services Corp. (Canada)	32,734	97,636

		218,633

Financial–Bank & Trust
Citigroup, Inc.	20,310	898,514

Food & Staples Retailing — 0.1%
Annie’s, Inc.*	7,814	298,964
CVS Caremark Corp.	13,400	736,866
H.J. Heinz Co.	53,496	3,866,156
Kellogg Co.	6,110	393,667
Kroger Co. (The)	5,300	175,642
Mondelez International, Inc. (Class A Stock)	32,900	1,007,069
SUPERVALU, Inc.	64,300	324,072
Village Super Market, Inc. (Class A Stock)	700	23,583

		6,826,019

Food Products — 0.1%
Archer-Daniels-Midland Co.	44,170	1,489,854
Bunge Ltd. (Bermuda)	1,300	95,979
Cal-Maine Foods, Inc.	800	34,048
Darling International, Inc.*	15,800	283,768
General Mills, Inc.	20,470	1,009,376
Hillshire Brands Co.	23,615	830,067

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Ingredion, Inc.	14,100	$1,019,712
Pilgrim’s Pride Corp.*	11,900	109,361
Seaboard Corp.	30	84,000
Tyson Foods, Inc. (Class A Stock)	49,100	1,218,662

		6,174,827

Gas Utilities — 0.3%
AGL Resources, Inc.	5,790	242,892
APA Group (Australia)	983,233	6,117,582
Gas Natural SDG SA (Spain)	224,627	3,976,438
Infraestructura Energetica Nova SAB de CV (Mexico)*	353,121	1,124,708
Infraestructura Energetica Nova SAB de CV (Mexico), 144A*	321,101	1,022,723
ONEOK, Inc.	98,173	4,679,907
Snam SpA (Italy), 144A	710,000	3,236,374
Southwest Gas Corp.	1,200	56,952
UGI Corp.	19,000	729,410

		21,186,986

Healthcare Equipment & Supplies — 0.1%
Atrion Corp.	300	57,597
C.R. Bard, Inc.	2,800	282,184
Cantel Medical Corp.	4,650	139,779
CareFusion Corp.*	33,890	1,185,811
Covidien PLC (Ireland)	26,650	1,807,936
Cyberonics, Inc.*	8,600	402,566
Edwards Lifesciences Corp.*	1,900	156,104
HeartWare International, Inc.*	5,188	458,775
Hill-Rom Holdings, Inc.	14,500	510,690
ICU Medical, Inc.*	1,000	58,950
IDEXX Laboratories, Inc.*	4,600	424,994
InspireMD, Inc.*(g)	295	694
Intuitive Surgical, Inc.*	2,130	1,046,235
Invacare Corp.	3,100	40,455
Masimo Corp.	13,200	258,984
Neogen Corp.*	700	34,699
Orthofix International NV (Curacao)*	2,600	93,262
ResMed, Inc.	5,800	268,888
Sirona Dental Systems, Inc.*	5,300	390,769
St. Jude Medical, Inc.	9,400	380,136
STERIS Corp.	2,000	83,220
Thoratec Corp.*	8,400	315,000
Wright Medical Group, Inc.*	9,883	24,708

		8,422,436

Healthcare Products
Boston Scientific Corp.*	114,530	894,479
Chembio Diagnostics, Inc.*	900	4,545
Palomar Medical Technologies, Inc.*	15,301	206,410

		1,105,434

Healthcare Providers & Services — 0.2%
Aetna, Inc.	4,600	235,152
Amil Participacoes SA (Brazil)	2,835	44,347
Assisted Living Concepts, Inc. (Class A Stock)	32,732	389,183
Bio-Reference Labs, Inc.*	9,500	246,810
Capital Sr. Living Corp.*	5,200	137,436
CIGNA Corp.	6,700	417,879
Coventry Health Care, Inc.	97,870	4,602,826
DaVita HealthCare Partners, Inc.*	11,240	1,332,952

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Providers & Services (cont’d.)
Emeritus Corp.*	4,030	$111,994
Ensign Group, Inc. (The)	1,800	60,120
Gentiva Health Services, Inc.*	2,800	30,296
Health Net, Inc.*	18,100	518,022
HealthSouth Corp.*	6,100	160,857
Humana, Inc.	19,722	1,362,987
Magellan Health Services, Inc.*	6,000	285,420
National Healthcare Corp.	1,100	50,292
Neostem, Inc.*	40,000	27,200
Select Medical Holdings Corp.	18,000	162,000
UnitedHealth Group, Inc.	28,750	1,644,789
WellPoint, Inc.	2,200	145,706

		11,966,268

Healthcare Technology
athenahealth, Inc.*	2,760	267,830
Computer Programs & Systems, Inc.	9,900	535,689
MedAssets, Inc.*	7,700	148,225
Omnicell, Inc.*	6,400	120,832
Quality Systems, Inc.	22,200	405,816

		1,478,392

Holding Companies–Diversified — 0.1%
Andina Acquisition Corp. (Cayman Islands)*	44,550	502,970
BGS Acquisition Corp. (British Virgin Islands)*	71,910	717,662
Chart Acquisition Corp.	134,325	1,129,673
China VantagePoint Acquisition Co. (Cayman Islands), Unit*	194	—
Cis Acquisition Ltd. (British Virgin Islands)*	90,000	913,050
Collabrium Japan Acquisition Corp. (United Kingdom)	63,000	641,025
Empeiria Acquisition Corp.*	9,393	73,265
Hyde Park Acquisition Corp. II	125,100	1,288,530
Infinity Cross Border Acquisition Corp. (British Virgin Islands)	26,400	205,656
Lone Oak Acquisition Corp. (Cayman Islands)	28,070	230,174
Prime Acquisition Corp. (Cayman Islands)*	51,855	515,957
ROI Acquisition Corp.*	81,000	771,930
SCG Financial Acquistion Corp.*	19,900	197,906
Selway Capital Acquisition Corp. (Class A Stock)*	44,978	458,776
Universal Business Payment Solutions Acquisition Corp.*	15,980	55,419

		7,701,993

Home Builders
Brookfield Residential Properties, Inc. (Canada)*	3,600	87,624
NVR, Inc.*	140	151,215

		238,839

Hotels, Restaurants & Leisure — 0.1%
Ameristar Casinos, Inc.	58,726	1,540,383
Biglari Holdings, Inc.*	900	335,871
Bluegreen Corp.*	41,530	408,655
Bob Evans Farms, Inc.	1,200	51,144
Bravo Brio Restaurant Group, Inc.*	1,700	26,911
Carnival Corp. (Panama)	8,040	275,772
CEC Entertainment, Inc.	3,300	108,075
Cracker Barrel Old Country Store, Inc.	2,900	234,465

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Fiesta Restaurant Group, Inc.*	5,400	$143,478
International Game Technology	45,900	757,350
Interval Leisure Group, Inc.	1,300	28,262
Jack in the Box, Inc.*	12,300	425,457
Marriott Vacations Worldwide Corp.*	6,300	270,333
Multimedia Games Holding Co., Inc.*	5,000	104,350
Orient-Express Hotels Ltd. (Bermuda) (Class A Stock)*	116,545	1,149,134
Panera Bread Co. (Class A Stock)*	5,100	842,724
Papa John’s International, Inc.*	9,700	599,654
Pinnacle Entertainment, Inc.*	2,800	40,936
Royal Caribbean Cruises Ltd. (Liberia)	12,500	415,250
Sonic Corp.*	12,800	164,864
Starbucks Corp.	4,700	267,712
Texas Roadhouse, Inc.	10,600	214,014
Wendy’s Co. (The)	15,600	88,452
Wyndham Worldwide Corp.	5,400	348,192

		8,841,438

Household Durables — 0.1%
American Greetings Corp. (Class A Stock)	67,276	1,083,144
Direcional Engenharia SA (Brazil), 144A	408,934	2,920,162
Jarden Corp.*	8,550	366,367
La-Z-Boy, Inc.	14,300	269,841
Lennar Corp. (Class A Stock)	11,020	457,110
Lennar Corp. (Class B Stock)	739	23,840
M/I Homes, Inc.*	7,117	174,011
Mohawk Industries, Inc.*	8,600	972,832
NACCO Industries, Inc. (Class A Stock)	2,300	122,728
PulteGroup, Inc.*	50,070	1,013,417
Tupperware Brands Corp.	11,000	899,140
Whirlpool Corp.	8,300	983,218

		9,285,810

Household Products
Central Garden & Pet Co.*	35,312	304,389
Kimberly-Clark Corp.	7,810	765,224
Tumi Holdings, Inc.*	12,600	263,844

		1,333,457

Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The)	82,600	1,038,282
Calpine Corp.*	384,334	7,917,280
China Hydroelectric Corp. (Cayman Islands), ADS*(a)	232,755	644,731
Drax Group PLC (United Kingdom)	421,811	3,919,247
NRG Energy, Inc.	272,470	7,217,730

		20,737,270

Industrial Conglomerates — 0.1%
Beijing Enterprises Holdings Ltd. (Hong Kong)	1,122,940	8,660,914
Carlisle Cos., Inc.	2,200	149,138

		8,810,052

Insurance — 0.2%
ACE Ltd. (Switzerland)	29,730	2,645,078
Aflac, Inc.	7,360	382,867
Allied World Assurance Co. Holdings AG (Switzerland)	4,300	398,696
Alterra Capital Holdings Ltd. (Bermuda)	97,154	3,060,351
American Financial Group, Inc.	16,700	791,246

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
American National Insurance Co.	600	$52,122
Assurant, Inc.	13,600	612,136
AXIS Capital Holdings Ltd. (Bermuda)	33,150	1,379,703
CNA Financial Corp.	4,300	140,567
Erie Indemnity Co. (Class A Stock)	1,500	113,295
Everest Re Group Ltd. (Bermuda)	11,340	1,472,612
Genworth Financial, Inc. (Class A Stock)*	51,200	512,000
Greenlight Capital Re Ltd. (Cayman Islands) (Class A Stock)*	1,200	29,340
Hallmark Financial Services, Inc.*	1,700	15,300
Hartford Financial Services Group, Inc. (The)	17,840	460,272
HCC Insurance Holdings, Inc.	8,200	344,646
Horace Mann Educators Corp.	1,000	20,850
Maiden Holdings Ltd. (Bermuda)	14,200	150,378
MetLife, Inc.	39,530	1,502,931
PartnerRe Ltd. (Bermuda)	1,600	148,976
ProAssurance Corp.	5,900	279,247
Reinsurance Group of America, Inc.	3,100	184,977
Symetra Financial Corp.	25,600	343,296
Unum Group	7,500	211,875
XL Group PLC (Ireland)	2,100	63,630

		15,316,391

Internet & Catalog Retail
Amazon.com, Inc.*	5,760	1,534,982
Expedia, Inc.	13,720	823,337
HSN, Inc.	13,100	718,666
NutriSystem, Inc.	2,400	20,352
PetMed Express, Inc.	1,500	20,123

		3,117,460

Internet Software & Services — 0.2%
Akamai Technologies, Inc.*	22,500	794,025
Bankrate, Inc.*	3,100	37,014
Blucora, Inc.*	9,100	140,868
Dice Holdings, Inc.*	20,500	207,665
Earthlink, Inc.	4,100	22,222
eBay, Inc.*	14,950	810,589
Equinix, Inc.*	1,020	220,636
Google, Inc. (Class A Stock)*	3,580	2,842,627
IAC/InterActiveCorp.	20,800	929,344
Kayak Software Corp.	50,813	2,030,487
LinkedIn Corp. (Class A Stock)*	1,690	297,541
NIC, Inc.	5,900	113,044
Premier Alliance Group, Inc.*	31,549	22,084
Telecity Group PLC (United Kingdom)	267,457	3,671,727
Trulia, Inc.*	10,260	321,959
United Online, Inc.	21,200	127,836
VeriSign, Inc.*	1,000	47,280
Vipshop Holdings Ltd. (Cayman Islands), ADS	6,199	188,264
Vocus, Inc.*	4,600	65,090
Yandex NV (Netherlands)*	47,933	1,108,211

		13,998,513

Investment Companies
Ares Capital Corp.	16,400	296,840

IT Services — 0.1%
Accenture PLC (Ireland) (Class A Stock)	1,000	75,970
Broadridge Financial Solutions, Inc.	11,500	285,660

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
CoreLogic, Inc.*	34,600	$894,756
ExlService Holdings, Inc.*	3,000	98,640
Fidelity National Information Services, Inc.	13,118	519,735
Fiserv, Inc.*	5,100	447,933
Genpact Ltd. (Bermuda)	11,310	205,729
Global Payments, Inc.	5,800	288,028
Heartland Payment Systems, Inc.	4,000	131,880
Lender Processing Services, Inc.	31,900	812,174
MAXIMUS, Inc.	1,600	127,952
SAIC, Inc.	40,100	543,355
Sykes Enterprises, Inc.*	10,600	169,176
Syntel, Inc.	3,800	256,576
Total System Services, Inc.	11,900	294,882
Unisys Corp.*	20,400	464,100
Visa, Inc. (Class A Stock)	3,880	658,979

		6,275,525

Leisure Equipment & Products
Arctic Cat, Inc.*	5,100	222,870
Polaris Industries, Inc.	10,500	971,145
Smith & Wesson Holding Corp.*	81,300	731,700

		1,925,715

Life Sciences Tools & Services
Bruker Corp.*	27,600	527,160
Cambrex Corp.*	3,400	43,486
Charles River Laboratories International, Inc.*	5,400	239,058
Life Technologies Corp.*	5,100	329,613
Mettler-Toledo International, Inc.*	5,600	1,194,032
Techne Corp.	1,300	88,205
Thermo Fisher Scientific, Inc.	700	53,543

		2,475,097

Machinery — 0.2%
AGCO Corp.	11,000	573,320
American Railcar Industries, Inc.	2,900	135,546
Barnes Group, Inc.	3,100	89,683
Blount International, Inc.*	6,000	80,280
Cascade Corp.	23,496	1,526,770
Columbus Mckinnon Corp.*	3,000	57,750
Deere & Co.	4,100	352,518
Donaldson Co., Inc.	5,200	188,188
Gardner Denver, Inc.	10,812	812,089
Hyster-Yale Materials Handling, Inc.	4,600	262,614
IDEX Corp.	5,000	267,100
Ingersoll-Rand PLC (Ireland)	12,100	665,621
Intermec, Inc.*	137,133	1,348,017
John Bean Technologies Corp.	5,000	103,750
LB Foster Co. (Class A Stock)	900	39,861
Lincoln Electric Holdings, Inc.	7,000	379,260
Lindsay Corp.	6,300	555,534
Middleby Corp.*	2,800	426,020
Mueller Industries, Inc.	6,000	319,740
Nordson Corp.	3,100	204,445
Oshkosh Corp.*	28,100	1,193,969
PACCAR, Inc.	43,070	2,177,619
Parker Hannifin Corp.	3,000	274,740
Pentair Ltd. (Switzerland)	10,015	528,291
Snap-on, Inc.	2,200	181,940
SPX Corp.	8,150	643,524

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Standex International Corp.	1,400	$77,308
Sun Hydraulics Corp.	7,150	232,447
Tennant Co.	2,500	121,400
Timken Co.	9,600	543,168
Toro Co. (The)	12,400	570,896
Trimas Corp.*	1,100	35,717
Trinity Industries, Inc.	4,400	199,452
Valmont Industries, Inc.	4,900	770,623
Wabtec Corp.	8,000	816,880

		16,756,080

Manufacturing
Cereplast, Inc.*	26,556	592
Fabrinet (Cayman Islands)*	4,800	70,128
Gerber Scientific Escrow Shares*	101,412	—

		70,720

Marine — 0.1%
Kirby Corp.*(a)	78,705	6,044,544
Matson, Inc.	8,300	204,180

		6,248,724

Media — 0.6%
AMC Networks, Inc. (Class A Stock)*	9,200	581,256
Arbitron, Inc.	57,431	2,691,791
Astral Media, Inc. (Canada) (Class A Stock)	45,429	2,193,078
Belo Corp. (Class A Stock)	17,800	174,974
Carmike Cinemas, Inc.*	4,700	85,164
CBS Corp. (Class B Stock)	45,080	2,104,785
Charter Communications, Inc. (Class A Stock)*	49,785	5,186,601
Cinemark Holdings, Inc.	18,500	544,640
Comcast Corp. (Class A Stock)	25,160	1,056,972
Comcast Corp. (Special Class A Stock)	77,094	3,054,464
DIRECTV*	1,700	96,237
Discovery Communications, Inc. (Class C Stock)*	44,749	3,111,845
DISH Network Corp. (Class A Stock)	16,300	617,770
Global Sources Ltd. (Bermuda)*	15,700	118,692
Journal Communications, Inc. (Class A Stock)*	4,500	30,240
Kabel Deutschland Holding AG (Germany)	41,926	3,868,422
Liberty Global, Inc. (Class C Stock)*(a)	151,839	10,420,710
Morningstar, Inc.	1,000	69,920
Outdoor Channel Holdings, Inc.	6,995	62,395
Time Warner Cable, Inc.	48,038	4,614,530
Time Warner, Inc.	75,610	4,356,648
Virgin Media, Inc.	59,513	2,914,352
Wiley, (John) & Sons, Inc. (Class A Stock)	2,200	85,712

		48,041,198

Metals & Mining — 0.1%
Alcoa, Inc.	208,400	1,775,568
Alumina Ltd. (Australia), ADR*	57,700	265,997
Aurcana Corp. (Canada)*	11,981	8,020
Aurizon Mines Ltd. (Canada)*	221,130	968,675
Cliffs Natural Resources, Inc.*	18,575	346,795
Coeur d’Alene Mines Corp.*	45,700	861,902
Commercial Metals Co.	28,900	458,065
Energy Fuels, Inc. (Canada)*	80,000	12,207
Freeport-McMoRan Copper & Gold, Inc.	21,760	720,256
Inmet Mining Corp. (Canada)	19,407	1,292,399

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Lion One Metals Ltd. (Canada)*	83,167	$47,484
Metals USA Holdings Corp.	23,767	490,789
Mines Management, Inc.*	1,481	1,411
Noranda Aluminum Holding Corp.	12,900	57,921
Orko Silver Corp. (Canada)*	409,997	920,208
Reliance Steel & Aluminum Co.	3,600	256,212
Southern Arc Minerals, Inc. (Canada)*(g)	24,506	4,945
Southern Copper Corp.	1,800	67,626
Steel Dynamics, Inc.	22,400	355,488
Uranium One, Inc. (Canada)*	526,246	1,450,498
US Silica Holdings, Inc.	12,985	306,186
Walter Energy, Inc.	15,100	430,350
Worthington Industries, Inc.	19,000	588,620

		11,687,622

Multiline Retail
Dillard’s, Inc. (Class A Stock)	11,300	887,615
Dollar Tree, Inc.*	17,000	823,310
Macy’s, Inc.	1,600	66,944

		1,777,869

Multi-Utilities — 0.4%
Alliant Energy Corp.	9,800	491,764
Ameren Corp.	25,200	882,504
Avista Corp.	6,300	172,620
CenterPoint Energy, Inc.	246,763	5,912,441
Dominion Resources, Inc.	64,888	3,775,184
National Grid PLC (United Kingdom), ADR	119,505	6,932,485
NiSource, Inc.	213,048	6,250,828
PG&E Corp.	53,163	2,367,348
Public Service Enterprise Group, Inc.	5,600	192,304
SCANA Corp.	400	20,464
Sempra Energy	66,676	5,330,080

		32,328,022

Office Electronics
Xerox Corp.	22,800	196,080

Oil, Gas & Consumable Fuels — 1.5%
Alon USA Energy, Inc.	18,700	356,235
AltaGas Ltd. (Canada)	172,030	5,911,864
Anadarko Petroleum Corp.	8,180	715,341
Apache Corp.	7,000	540,120
Cabot Oil & Gas Corp.	18,600	1,257,546
Cheniere Energy, Inc.*	717,664	20,094,592
Chevron Corp.	5,000	594,100
ConocoPhillips	21,570	1,296,357
CVR Energy, Inc.	480	24,778
Delek US Holdings, Inc.	14,800	584,008
Enbridge, Inc. (Canada)	205,691	9,572,859
EOG Resources, Inc.	2,810	359,877
EPL Oil & Gas, Inc.*	7,600	203,756
EQT Corp.	5,200	352,300
EQT Midstream Partners LP(a)	151,363	5,872,884
Exxon Mobil Corp.	2,100	189,231
Green Plains Renewable Energy, Inc.*	2,400	27,456
Gulf United Energy, Inc.*(g)	196,239	491
Hess Corp.	2,400	171,864
Hollyfrontier Corp.	19,400	998,130
Marathon Oil Corp.	9,000	303,480
Marathon Petroleum Corp.	9,150	819,840
McMoRan Exploration Co.*	125,669	2,054,688

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Midstates Petroleum Co., Inc.	5,800	$49,590
MPLX LP(a)	247,610	9,272,996
Murphy Oil Corp.	11,400	726,522
Newfield Exploration Co.*	20,100	450,642
Noble Energy, Inc.	7,500	867,450
Occidental Petroleum Corp.	19,530	1,530,566
Pembina Pipeline Corp. (Canada)	126,776	4,006,122
Phillips 66	86,311	6,039,180
Plains Exploration & Production Co.*	24,423	1,159,360
Platino Energy Corp. (Canada)	28,446	40,603
Rock-Tenn Co. (Class A Stock)	6,820	632,828
SemGroup Corp. (Class A Stock)*	120,751	6,245,242
Swift Energy Co.*	10,000	148,100
Targa Resources Corp.	231,495	15,732,400
Tesoro Corp.	21,300	1,247,115
TransCanada Corp. (Canada)	102,271	4,882,752
Vaalco Energy, Inc.*	26,400	200,376
Valero Energy Corp.	19,500	887,055
Western Gas Equity Partners LP	111,669	3,821,313
Western Refining, Inc.	10,800	382,428
Williams Cos., Inc. (The)	327,341	12,262,194

		122,886,631

Paper & Forest Products
Buckeye Technologies, Inc.	3,100	92,845
Domtar Corp.	5,300	411,386
Schweitzer-Mauduit International, Inc.	8,200	317,586

		821,817

Personal Products
Herbalife Ltd. (Cayman Islands)	8,100	303,345
Medifast, Inc.*	8,000	183,360
Nu Skin Enterprises, Inc. (Class A Stock)	7,100	313,820
Prestige Brands Holdings, Inc.*	3,600	92,484
Procter & Gamble Co. (The)	4,790	369,117
USANA Health Sciences, Inc.*	1,600	77,328

		1,339,454

Pharmaceuticals
Access Pharmaceuticals, Inc.*	24,512	12,011
Actavis, Inc.*	5,500	506,605
Allergan, Inc.	4,660	520,196
Elan Corp. PLC (Ireland), ADR*	18,000	212,400
Endo Health Solutions, Inc.*	32,200	990,472
Hyperion Therapeutics, Inc.*	1,202	31,036
Johnson & Johnson	8,800	717,464
NeuroBioPharm, Inc. Unit (Canada)*	356	1
Provectus Pharmaceuticals, Inc.*	79,879	58,312
SciClone Pharmaceuticals, Inc.*	5,300	24,380
Warner Chilcott PLC (Ireland) (Class A Stock)	50,600	685,630

		3,758,507

Professional Services
Equifax, Inc.	11,600	668,044
Exponent, Inc.	700	37,758
Huron Consulting Group, Inc.*	1,400	56,448
ICF International, Inc.*	4,000	108,800
Insperity, Inc.	2,900	82,273
Kforce, Inc.	3,700	60,569
Korn/Ferry International*	3,300	58,938
Navigant Consulting, Inc.*	9,200	120,888

	Shares	Value
COMMON STOCKS (Continued)
Professional Services (cont’d.)
Resources Connection, Inc.	5,700	$72,390
Robert Half International, Inc.	16,400	615,492

		1,881,600

Real Estate
American Homes 4 Rent*	6,750	116,437
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	6,254	228,208
Kennedy-Wilson Holdings, Inc.	4,500	69,795

		414,440

Real Estate Investment Trusts — 0.5%
AG Mortgage Investment Trust, Inc.	6,900	175,743
Agree Realty Corp.	1,600	48,160
Alexandria Real Estate Equities, Inc.	3,530	250,559
American Assets Trust, Inc.	4,800	153,648
American Campus Communities, Inc.	25,520	1,157,077
American Capital Agency Corp.	23,600	773,608
American Capital Mortgage Investment Corp.	26,000	672,100
American Tower Corp.	6,900	530,748
Apartment Investment & Management Co. (Class A Stock)	21,560	661,030
Arbor Realty Trust, Inc.	12,600	98,784
Ashford Hospitality Trust, Inc.	24,300	300,348
AvalonBay Communities, Inc.	6,530	827,155
BioMed Realty Trust, Inc.	40,800	881,280
Boston Properties, Inc.	7,710	779,173
Camden Property Trust	7,600	521,968
CBL & Associates Properties, Inc.	32,460	766,056
Chatham Lodging Trust	9,900	174,339
Chimera Investment Corp.	22,200	70,818
Corporate Office Properties Trust	11,407	304,339
CreXus Investment Corp.	121,239	1,578,532
Cubesmart	42,730	675,134
DiamondRock Hospitality Co.	45,800	426,398
Digital Realty Trust, Inc.	8,300	555,353
Duke Realty Corp.	17,310	293,924
Equity Residential	4,840	266,490
First Industrial Realty Trust, Inc.	11,788	201,928
Franklin Street Properties Corp.	10,400	152,048
General Growth Properties, Inc.	43,739	869,531
GEO Group, Inc. (The)	266,002	10,006,995
Goodman Group (Australia)	599,954	2,998,896
Goodman Group, 144A	112,360	561,636
Government Properties Income Trust	12,996	334,387
HCP, Inc.	13,200	658,152
Highwoods Properties, Inc.	6,670	263,932
Hospitality Properties Trust	55,700	1,528,408
Inland Real Estate Corp.	31,100	313,799
Invesco Mortgage Capital, Inc.	3,900	83,421
Investors Real Estate Trust	9,500	93,765
iStar Financial, Inc.*	6,475	335,664
Kimco Realty Corp.	22,800	510,720
LaSalle Hotel Properties	30,170	765,715
Lexington Realty Trust	33,289	392,810
Liberty Property Trust	18,850	749,288
Mid-America Apartment Communities, Inc.	1,000	69,060
National Retail Properties, Inc.	9,490	343,253
Parkway Properties, Inc.	10,200	189,210

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Piedmont Office Realty Trust, Inc. (Class A Stock)	7,600	$148,884
Post Properties, Inc.	14,660	690,486
Ramco-Gershenson Properties Trust	10,488	176,198
Resource Capital Corp.	38,300	253,163
RLJ Lodging Trust	33,600	764,736
Rouse Properties, Inc.	1,363	24,670
Saul Centers, Inc.	1,600	69,984
Select Income REIT	1,000	26,450
Silver Bay Realty Trust Corp.	4,410	91,287
Simon Property Group, Inc.	9,620	1,525,347
Summit Hotel Properties, Inc.	5,600	58,632
Sun Communities, Inc.	2,785	137,384
Terreno Realty Corp.	495	8,900
Two Harbors Investment Corp.	90,000	1,134,900
Urstadt Biddle Properties, Inc. (Class A Stock)	3,100	67,456
Vornado Realty Trust	1,500	125,460
Western Asset Mortgage Capital Corp.	14,000	325,360
Winthrop Realty Trust	23,900	300,662

		40,295,341

Real Estate Management & Development
Forestar Group, Inc.*	4,900	107,114
Jones Lang LaSalle, Inc.	10,400	1,033,864
Soho China Ltd. (Cayman Islands)	1,295,338	1,083,495

		2,224,473

Retail & Merchandising — 0.1%
Ark Restaurants Corp.	6,747	141,417
AutoZone, Inc.*	2,030	805,443
Brick Ltd. (The) (Canada)	106,424	564,675
Del Frisco’s Restaurant Group, Inc.	856	14,210
Dollar General Corp.*	23,400	1,183,572
Francesca’s Holdings Corp.*	5,641	161,671
Home Depot, Inc. (The)	8,610	600,806
Hot Topic, Inc.	80,785	1,121,296
Lowe’s Cos., Inc.	12,620	478,550
Lululemon Athletica, Inc.*	4,680	291,798
Tile Shop Holdings, Inc.*	9,972	209,512

		5,572,950

Road & Rail — 0.5%
AMERCO	3,500	607,390
Asciano Ltd. (Australia)	784,771	4,578,520
Canadian Pacific Railway Ltd. (Canada)	44,024	5,743,900
Celadon Group, Inc.	2,700	56,322
Con-Way, Inc.	10,100	355,621
CSX Corp.	100,970	2,486,891
East Japan Railway Co. (Japan)	47,300	3,893,583
Genesee & Wyoming, Inc. (Class A Stock)*	71,523	6,659,507
J.B. Hunt Transport Services, Inc.	48,126	3,584,424
Localiza Rent A Car SA (Brazil)	174,238	3,129,947
Norfolk Southern Corp.	3,300	254,364
Old Dominion Freight Line, Inc.*	12,300	469,860
Swift Transportation Co.*	7,200	102,096
Union Pacific Corp.	60,334	8,592,165

		40,514,590

Semiconductors & Semiconductor Equipment — 0.2%
Applied Materials, Inc.	38,890	524,237
ASML Holding NV (Netherlands)	5,452	370,791

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Avago Technologies Ltd. (Singapore)	19,510	$700,799
Broadcom Corp. (Class A Stock)	49,570	1,718,592
Cree, Inc.*	18,000	984,780
Entegris, Inc.*	20,300	200,158
Entropic Communications, Inc.*	16,700	67,969
Freescale Semiconductor Ltd. (Bermuda)*	36,870	548,994
Inphi Corp.*	8,100	84,645
Intel Corp.	16,300	356,155
IXYS Corp.	2,800	26,852
KLA-Tencor Corp.	8,150	429,831
Kulicke & Soffa Industries, Inc.*	27,600	319,056
Lam Research Corp.*	45,023	1,866,654
LSI Corp.*	210,870	1,429,699
Micrel, Inc.	7,500	78,825
Micron Technology, Inc.*	13,360	133,333
NVIDIA Corp.	24,600	315,372
PLX Technology, Inc.*	189,728	865,160
PMC - Sierra, Inc.*	40,100	272,279
RF Micro Devices, Inc.*	75,600	402,192
Silicon Image, Inc.*	19,300	93,798
Silicon Laboratories, Inc.*	7,800	322,608
Skyworks Solutions, Inc.*	20,300	447,209
Spansion, Inc. (Class A Stock)*	6,800	87,516
Texas Instruments, Inc.	15,550	551,714
Transwitch Corp.*	144,000	69,840
Ultratech, Inc.*	3,500	138,355
Volterra Semiconductor Corp.*	7,900	112,180
Xilinx, Inc.	21,900	835,923

		14,355,516

Software — 0.2%
Actuate Corp.*	6,200	37,200
Adobe Systems, Inc.*	9,920	431,619
Aspen Technology, Inc.*	4,500	145,305
AVG Technologies NV (Netherlands)*	15,400	214,368
BMC Software, Inc.*	3,300	152,889
CA, Inc.	20,200	508,434
Cerner Corp.*	3,040	288,040
Citrix Systems, Inc.*	9,760	704,282
CommVault Systems, Inc.*	14,400	1,180,512
Compuware Corp.*	90,989	1,137,363
Ellie Mae, Inc.*	5,600	134,680
FactSet Research Systems, Inc.	3,900	361,140
Fair Isaac Corp.	6,400	292,416
Infoblox, Inc.*	2,400	52,080
Intuit, Inc.	8,100	531,765
Manhattan Associates, Inc.*	2,700	200,583
Microsoft Corp.	12,670	362,489
Monotype Imaging Holdings, Inc.	2,100	49,875
Oracle Corp.	35,570	1,150,334
Pegasystems, Inc.	3,800	106,704
PTC, Inc.*	10,700	272,743
Rovi Corp.*	35,300	755,773
SinoHub, Inc.*	16,237	487
SolarWinds, Inc.*	16,800	992,880
Solera Holdings, Inc.	4,800	279,984
Splunk, Inc.*	5,070	202,952
SS&C Technologies Holdings, Inc.*	7,911	237,172
Symantec Corp.*	16,400	404,752
Synopsys, Inc.*	3,800	136,344
Telenav, Inc.*	4,300	27,735

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
VMware, Inc. (Class A Stock)*	9,540	$752,515

		12,105,415

Specialty Retail — 0.1%
Abercrombie & Fitch Co. (Class A Stock)	13,100	605,220
ANN, Inc.*	13,700	397,574
Big 5 Sporting Goods Corp.	1,800	28,098
Body Central Corp.*	14,100	132,540
Cato Corp. (The) (Class A Stock)	4,100	98,974
Express, Inc.*	57,600	1,025,856
Finish Line, Inc. (The) (Class A Stock)	20,100	393,759
Foot Locker, Inc.	23,900	818,336
Gap, Inc. (The)	19,500	690,300
Genesco, Inc.*	7,000	420,630
L&L Acquisition Corp. Escrow Shares*	35,000	—
PetSmart, Inc.	13,200	819,720
Ross Stores, Inc.	24,430	1,480,947
Select Comfort Corp.*	21,100	417,147
Shoe Carnival, Inc.	2,750	56,210
Target Corp.	8,420	576,349
TJX Cos., Inc. (The)	19,120	893,860
Urban Outfitters, Inc.*	18,500	716,690
Williams-Sonoma, Inc.	3,300	170,016

		9,742,226

Telecommunications — 0.1%
Acme Packet, Inc.*	117,632	3,437,207
Clearwire Corp. (Class A Stock)*	380,366	1,232,386
Comverse, Inc.	24,360	683,054
Orckit Communications Ltd. (Israel)*	1,659	377
Sprint Nextel Corp.*	90,200	560,142
Telestone Technologies Corp.*	12,647	17,832

		5,930,998

Textiles, Apparel & Luxury Goods — 0.1%
Carter’s, Inc.*	16,100	922,047
Coach, Inc.	8,300	414,917
Crocs, Inc.*	5,500	81,510
Fossil, Inc.*	1,700	164,220
K-Swiss, Inc. (Class A Stock)*	127,248	603,156
Maidenform Brands, Inc.*	3,000	52,590
Michael Kors Holdings Ltd. (British Virgin Islands)*	9,500	539,505
Movado Group, Inc.	8,100	271,512
Ralph Lauren Corp.	1,200	203,172
True Religion Apparel, Inc.	7,400	193,214
VF Corp.	2,880	483,120

		3,928,963

Thrifts & Mortgage Finance — 0.1%
EverBank Financial Corp.	1,500	23,100
First Defiance Financial Corp.	2,000	46,640
First Financial Holdings, Inc.	1,353	28,359
Hudson City Bancorp, Inc.	639,591	5,526,066
OceanFirst Financial Corp.	1,300	18,746
PVF Capital Corp.*	60,079	237,913
Roma Financial Corp.	2,348	37,709
Washington Federal, Inc.	3,900	68,250

		5,986,783

Tobacco
Philip Morris International, Inc.	20,220	1,874,596

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	8,000	$360,000
DXP Enterprises, Inc.*	12,500	933,750
Kaman Corp.	9,200	326,324
Lawson Products, Inc.	600	10,548
Mills Estruturas e Servicos de Engenharia SA (Brazil)	320,183	5,135,287
MRC Global, Inc.*	2,179	71,754
MSC Industrial Direct Co., Inc. (Class A Stock)	600	51,468

		6,889,131

Transportation Infrastructure — 0.7%
Abertis Infraestructuras SA (Spain)	321,461	5,402,186
Atlantia SpA (Italy)(a)	206,800	3,265,881
Auckland International Airport Ltd. (New Zealand)	1,855,407	4,578,807
Beijing Capital International Airport Co. Ltd. (China) (Class H Stock)	9,161,267	6,688,218
CCR SA (Brazil)	818,234	8,357,466
EcoRodovias Infraestructura e Logistica SA (Brazil)	136,703	1,173,721
Flughafen Zuerich AG (Switzerland)	7,765	3,613,387
Groupe Eurotunnel SA (France)	547,920	4,364,425
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	42,618	5,824,602
Koninklijke Vopak NV (Netherlands)	73,942	4,457,638
Transurban Group (Australia)	571,477	3,799,856
Westshore Terminals Investment Corp. (Canada)	123,289	3,463,767
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	3,890,000	3,077,503

		58,067,457

Water Utilities — 0.1%
American States Water Co.	2,600	149,682
American Water Works Co., Inc.	119,445	4,949,801
California Water Service Group	6,600	131,340
SJW Corp.	900	23,850

		5,254,673

Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.*	68,309	4,757,039
MetroPCS Communications, Inc.	72,700	792,430
SBA Communications Corp. (Class A Stock)*(a)	102,790	7,402,936
Tower Bersama Infrastructure Tbk PT (Indonesia)*	799,470	498,361
Tower Bersama Infrastructure Tbk PT (Indonesia), 144A*	1,964,162	1,224,388

		14,675,154

TOTAL COMMON STOCKS (cost $667,617,539)		806,674,266

EXCHANGE TRADED FUNDS — 3.0%
iShares Barclays Intermediate Credit Bond Fund(a)	69,800	7,757,572
iShares Dow Jones US Real Estate Index Fund	652,000	45,300,960
iShares iBoxx $ High Yield Corporate Bond Fund(a)	197,400	18,624,690

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS (Continued)
iShares JPMorgan USD Emerging Markets Bond Fund(a)	107,100	$12,581,037
iShares MSCI EAFE Index Fund	1,370,000	80,802,600
iShares S&P Global 100 Index Fund(a)	228,921	15,518,555
SPDR Barclays High Yield Bond(a)	424,500	17,451,195
SPDR Dow Jones REIT	258,000	20,028,540
Vanguard FTSE Emerging Markets	696,000	29,851,440

TOTAL EXCHANGE TRADED FUNDS (cost $225,634,189)		247,916,589

PREFERRED STOCKS — 0.1%
Commercial Banks
United Community Banks, Inc., 5.000%	155	150,477
Wintrust Financial Corp., CVT, 7.500%	15,500	837,000

		987,477

Consumer Finance
SLM Corp., 3.740%(c)	900	22,248

Diversified Financial Services
2010 Swift Mandatory Common Exchange Security Trust, 144A, 6.000%	3,875	49,588
Jack Cooper Holdings Corp, Series C, 144A*	83	7,036
Jack Cooper Holdings Corp., Series B, 5.000%(g)	225	24,413

		81,037

Electric Utilities — 0.1%
Genie Energy Ltd., 7.500%	24,030	187,674
NextEra Energy, Inc., CVT, 5.599%	32,483	1,757,265
PPL Corp., CVT, 8.750%	7,475	416,731
PPL Corp., CVT, 9.500%	40,625	2,226,250

		4,587,920

Farming & Agriculture
Universal Corp., CVT, 6.750%	575	706,319

Financial–Bank & Trust
Ally Financial, Inc., Series G, 7.000%	175	173,075

Home Builders
Beazer Homes USA, Inc., 7.500%	5,125	138,631

Household Durables
Sealy Corp., CVT, 8.000%	33,706	2,595,362

Metals & Mining
Thompson Creek Metals Co., Inc. (Canada), CVT, 6.500%	18,175	302,796

Oil, Gas & Consumable Fuels
Energy XXI Bermuda Ltd. (Bermuda), CVT, 5.625%	1,750	539,492
Sanchez Energy Corp., Series A, CVT, 144A, 4.875%	19,550	1,034,316
Superior Well Services, Inc., Series A, CVT, 4.000%	154	143,605
Whiting Petroleum Corp., CVT, 6.250%	75	17,954

		1,735,367

Paper & Forest Products
China Wood, Inc., CVT, 8.000%(g)	20,500	74,712

Road & Rail
Genesee & Wyoming, Inc., 5.000%	1,675	216,159

	Shares	Value
PREFERRED STOCKS (Continued)
Software
Authentidate Holding Corp., CVT, 15.000%(g)	21,700	$43,400

Thrifts & Mortgage Finance
Flagstar Bancorp, Inc., Series C, 5.000%	156	142,585

TOTAL PREFERRED STOCKS (cost $11,603,812)		11,807,088

	Units
RIGHTS*
Biotechnology
Clinical Data, Inc.	33,609	—

Healthcare Equipment & Supplies
AMA Contingent	27,759	3

TOTAL RIGHTS (cost $0)		3

	Shares
UNAFFILIATED MUTUAL FUNDS — 1.7%
Advent Claymore Convertible Securities & Income Fund II	88,129	634,529
Advent Claymore Convertible Securities and Income Fund	9,167	155,381
Advent Claymore Enhanced Growth & Income Fund	22,625	220,141
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	13,136	220,948
AQR Multi Strategy Alternative Fund (Institutional Class Shares)	1,255,262	12,414,543
Arbitrage Fund (The) (Retail Shares)	413,716	5,266,610
ASA Gold and Precious Metals Ltd. (Retail Shares)	7,296	140,521
BlackRock Energy and Resources Trust	468	12,098
BlackRock Enhanced Capital and Income Fund, Inc.	36,908	480,173
BlackRock Enhanced Equity Dividend Trust	202,664	1,584,832
BlackRock Global Opportunities Equity Trust	106,569	1,479,178
BlackRock International Growth and Income Trust	194,249	1,482,120
BlackRock Real Asset Equity Trust	1,672	16,720
BlackRock Resources & Commodities Strategy Trust	51,679	665,109
Calamos Convertible and High Income Fund	7,445	95,370
Calamos Market Neutral Income Fund (Institutional Class Shares)	269,983	3,436,879
Central Securities Corp. (Retail Shares)	14,102	292,899
Clough Global Equity Fund	24,287	357,019
Cutwater Select Income Fund	66	1,324
Diamond Hill Long-Short Fund (Institutional Class Shares)	289,616	5,774,937
Eaton Vance Enhanced Equity Income Fund	120,500	1,407,440
Eaton Vance Enhanced Equity Income Fund II	125,299	1,422,144
Eaton Vance Global Macro Absolute Return Fund (Institutional Class Shares)	2,233,110	22,063,126
Eaton Vance Risk-Managed Diversified Equity Income Fund	90,987	999,947
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	21,058	488,546

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Eaton Vance Tax-Managed Buy-Write Income Fund	24,943	$365,166
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	9,162	119,839
Eaton Vance Tax-Managed Diversified Equity Income Fund	92,046	935,187
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	72,720	814,464
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	103,325	962,989
Ellsworth Fund Ltd.	1,765	13,485
First Opportunity Fund, Inc. (Retail Shares)	11,264	91,464
First Trust Enhanced Equity Income Fund	15,148	194,349
Forum Funds - Absolute Strategies Fund (Institutional Class Shares)	859,797	9,664,119
Forward Long/Short Credit Analysis Fund (Institutional Class Shares)	1,879,616	16,766,175
Gabelli ABC Fund (Advisor Class Shares)	749,668	7,541,661
Highbridge Statistical Market Neutral Fund (Institutional Class Shares)*	692,500	10,179,751
ING Global Equity Dividend & Premium Opportunity Fund	36,874	341,453
ING Infrastructure Industrials and Materials Fund	221	3,839
ING Risk Managed Natural Resources Fund	2,546	28,388
John Hancock Hedged Equity & Income Fund	22,446	376,868
John Hancock Tax-Advantaged Dividend Income Fund	728	14,560
Lazard Global Total Return and Income Fund, Inc.	9,132	149,947
Madison Covered Call & Equity Strategy Fund	33,085	265,673
Merger Fund (The)	292,599	4,643,543
Montgomery Street Income Securities, Inc.	1,128	19,469
Morgan Stanley Emerging Markets Fund, Inc. (Retail Shares)	9,862	154,735
Morgan Stanley Income Securities, Inc.	18,615	336,745
Nuveen Equity Premium Advantage Fund	37,355	464,323
Nuveen Equity Premium and Growth Fund	12,352	168,481
Nuveen Equity Premium Income Fund	24,261	310,541
Nuveen Global Value Opportunities Fund	815	11,540
Nuveen Quality Preferred Income Fund III	637	5,771
Petroleum & Resources Corp. (Retail Shares)	28,968	752,589
PIMCO Dynamic Credit Income Fund	36,000	893,520
Putnam High Income Securities Fund	833	6,831
Pyxis Long/Short Equity Fund (Class Z Shares)	651,358	7,477,586
Royce Focus Trust, Inc.	24,594	170,682
Source Capital, Inc. (Retail Shares)	283	16,589
Templeton Emerging Markets Fund	1,083	22,061
Tortoise Energy Independence Fund, Inc.	461	11,179
Touchstone Merger Arbitrage Fund (Institutional Class Shares)	878,525	9,575,921
Transamerica Income Shares, Inc.	700	15,092
Tri-Continental Corp.	6,494	113,970
Turner Spectrum Fund	286,282	3,186,319
Zweig Fund, Inc.	8,107	105,391

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $135,801,904)		138,404,789

	Units	Value
WARRANTS*
Automobile Manufacturers
Kandi Technologies Corp. (China), expiring 12/23/13(g)	18,044	$3,699

Biotechnology
CytRx Corp., expiring 07/27/16	280,000	—
Galena Biopharma, Inc., expiring 12/21/17	54,000	17,280
Opexa Therapeutics, Inc., expiring 02/11/16(g)	4,848	194
Rexahn Pharmaceuticals, Inc. (Israel),expiring 12/04/17	148,500	14,108
Rosetta Genomics Ltd. (Israel), Series A, expiring 11/30/15(g)	21,875	109
Rosetta Genomics Ltd. (Israel), Series C, expiring 02/23/16(g)	49,012	245
RXi Pharmaceuticals Corp., Series A, expiring 03/04/16(g)	14,600	11,534

		43,470

Commercial Banks
Associated Banc-Corp, expiring 11/21/18	2,176	3,482
Boston Private Financial Holdings, Inc.,expiring 11/21/18	10,019	33,564
Wintrust Financial Corp., expiring 12/19/18	41,843	724,721

		761,767

Communications Equipment
Spherix, Inc., expiring 01/24/16(g)	20,425	—

Conglomerates
Nautilus Marine Acquisition Corp. (Australia),expiring 07/15/16	96,000	9,600
Net Element International, Inc., expiring 10/07/15	28,804	5,617
RLJ Entertainment, Inc., expiring 10/03/17	26,157	6,539
Trio Merger Corp., expiring 06/19/16	57,000	26,505

		48,261

Containers & Packaging
CryoPort, Inc., expiring 08/10/15(g)	71,428	5,714
CryoPort, Inc., expiring 02/15/16(g)	113,002	10,170

		15,884

Diversified Financial Services
BGS Acquisition Corp., expiring 05/21/17	71,910	18,697
Blue Wolf Mongolia Holdings Corp., expiring 07/20/16	65,000	14,625
Collabrium Japan Acquisition Corp. (United Kingdom), expiring 12/10/17	63,000	25,515
Infinity Cross Border Acquisition Corp.,expiring 07/25/16	26,400	17,002
Jack Cooper Holdings Corp., expiring 12/15/17(g)	200	24,000
Jack Cooper Holdings Corp., expiring 05/06/18	50	6,000
Pingtan Marine Enterprise Ltd., expiring 02/26/18	55,000	18,700

		124,539

Energy–Alternate Sources
Plug Power, Inc., expiring 05/03/16(g)	12,375	186
Syntroleum Corp., expiring 07/05/16(g)	31,646	1,266

		1,452

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Units	Value
WARRANTS* (Continued)
Healthcare Equipment & Supplies
Adventrx Pharmaceuticals, Inc., expiring 11/11/16	11,250	$2,700
InspireMD, Inc., expiring 03/31/16(g)	5,888	147

		2,847

Healthcare Providers & Services
Medgenics, Inc., expiring 02/08/18	3,600	2,718
Neostem, Inc., expiring 07/22/16	30,000	—

		2,718

Holding Companies–Diversified
Andina Acquisition Corp., expiring 05/10/15	44,550	6,683
Azteca Acquisition Corp., expiring 04/06/18	100,000	115,000
Chart Acquisition Corp., expiring 12/19/17	134,325	104,102
Empeiria Acquisition Corp., expiring 12/15/17	85,000	29,750
Global Eagle Entertainment, Inc., expiring 05/13/16	175,000	236,250
IVS Group (Luxembourg), expiring 01/27/16	60,858	21,063
Lone Oak Acquisition Corp. (Cayman Islands), expiring 03/24/16	28,070	6,105
Prime Acquisition Corp., expiring 03/30/16	51,752	23,288
ROI Acquisition Corp., expiring 02/28/17	81,000	64,800
SCG Financial Acquistion Corp., expiring 04/18/16	79,900	29,563
Selway Capital Acquisition Corp., expiring 11/07/16	44,978	35,982

		672,586

Insurance
Lincoln National Corp., expiring 07/10/19	7,496	174,132

Investment Companies
Electrawinds SE (Luxembourg), expiring 10/01/15	57,500	18,427

Manufacturing
Cereplast, Inc., expiring 02/01/16(g)	6,639	—

Metals & Mining
Aurcana Corp. (Canada), expiring 12/08/13(g)	67,730	10,334
Calvista Gold Corp. (Canada), expiring 05/19/13	11,250	—
China Shen Zhou Mining & Resources, Inc., expiring 01/21/14(g)	7,012	—
Energy Fuels, Inc. (Canada), expiring 03/31/15(g)	40,000	197
Golden Minerals Co., expiring 09/19/17	7,826	4,735

		15,266

Oil, Gas & Consumable Fuels
Camac Energy, expiring 12/27/15(g)	9,808	441
Green Field Energy Services, Inc., expiring 11/15/21	200	11,000
Harvest Natural Resources, Inc., expiring 10/11/15	5,813	2,936
Pacific Ethanol, Inc., expiring 01/03/14	10,000	450
Pacific Ethanol, Inc., expiring 07/03/17	20,000	2,500

		17,327

Paper & Forest Products
China Wood, Inc., expiring 09/30/15(g)	10,250	7,021

			Units		Value
WARRANTS* (Continued)
Pharmaceuticals
Access Pharmaceuticals, Inc., expiring 12/15/15(g)				7,353	$—
Bionovo, Inc., expiring 02/02/16(g)				4,050	—
IntelliPharmaCeutics International, Inc., Series A, expiring 01/26/16(g)				20,625	7,322
MannKind Corp., expiring 10/29/13				45,000	36,900
NeuroBioPharm, Inc. (Canada)				712	1
Pluristem Therapeutics, Inc. (Israel), expiring 07/26/16(g)				17,820	11,939
Pluristem Therapeutics, Inc., expiring 09/19/17				6,750	2,363
Provectus Pharmaceuticals, Inc., Series A,expiring 01/19/16(g)				93,424	4,204
Provectus Pharmaceuticals, Inc., Series C,expiring 01/19/16(g)				65,397	2,943
Synergy Pharmaceuticals, expiring 10/19/16				9,000	17,820
Zogenix, Inc., expiring 07/27/17				3,600	1,620

					85,112

Semiconductors & Semiconductor Equipment
TranSwitch Corp., expiring 03/28/19				72,000	23,040

Software
Authentidate Holding Corp., expiring 04/12/15(g)				108,500	17,903
Authentidate Holding Corp., expiring 04/11/17				28,644	6,731
Magic Software Enterprises Ltd., expiring 12/23/13(g)				14,136	4,099
SinoHub, Inc., expiring 09/21/13(g)				22,826	—

					28,733

Technology Services
Microvision, Inc., expiring 06/15/17				4,500	3,038

Telecommunications
Orckit Communications Ltd. (Israel), expiring 11/30/15(g)				9,176	—

TOTAL WARRANTS (cost $1,261,445)					2,049,319

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.2%
American Money Management Corp. (Cayman Islands),
Series 2005-5A, Class A1A, 144A
0.515%(c)	08/08/17	Aaa		122	120,713
Aquilae CLO PLC (Ireland),
Series 2006-1X, Class A
0.581%(c)	01/17/23	Aaa	EUR	189	236,420
ARES CLO Ltd. (Cayman Islands),
Series 2006-6RA, Class A1B, 144A
0.508%(c)	03/12/18	Aaa		344	340,262
Cadogan Square CLO III BV (Netherlands),
Series 3X, Class A
0.571%(c)	01/17/23	Aaa	EUR	97	121,040
Canada Capital Auto Receivables Asset Trust (Canada),
Series 2011-1A, Class A2, 144A
2.632%	08/17/14(g)	Aaa	CAD	494	495,767

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Citibank Omni Master Trust,
Series 2009-A14A, Class A14, 144A
2.953%(c)	08/15/18	Aaa		3,000	$3,105,468
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A2
0.382%(c)	07/25/36	B2		318	309,069
Duane Street CLO III Ltd. (Cayman Islands),
Series 2006-3A, Class A1, 144A
0.555%(c)	01/11/21	Aaa		697	688,500
Eurocredit BV CDO (Netherlands),
Series IV-X, Class A1
0.686%(c)	02/22/20	Aaa	EUR	178	221,295
Franklin CLO Ltd. (Cayman Islands),
Series 5A, Class A2, 144A
0.540%(c)	06/15/18	Aaa		1,477	1,446,973
Galaxy CLO Ltd. (Cayman Islands),
Series 2007-8A, Class A, 144A
0.541%(c)	04/25/19	Aaa		789	766,732
Globaldrive (Netherlands),
Series 2011-AA, Class A
0.868%(c)	04/20/19	Aaa	EUR	624	800,110
Goldentree Loan Opportunities V Ltd. (Cayman Islands),
Series 2007-5A, Class A, 144A
0.998%(c)	10/18/21	Aaa		800	791,654
Harvest CLO lA SA (Luxembourg),
Series I-X, Class A1
0.827%(c)	03/29/17	Aaa	EUR	76	96,641
Hillmark Funding (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.539%(c)	05/21/21	Aaa		800	776,034
Jubilee CDO IV BV (Netherlands),
Series IV-X, Class A
0.806%(c)	10/15/19	Aaa	EUR	647	821,213
Landmark V CDO Ltd. (Cayman Islands),
Series 2005-1A, Class A1L, 144A
0.587%(c)	06/01/17	Aaa		465	462,643
LCM V LP (Cayman Islands),
Series 5A, Class A1, 144A
0.512%(c)	03/21/19	Aaa		600	584,493
MAGI Funding PLC (Ireland),
Series I-A, Class A
0.671%(c)	04/11/21	Aaa	EUR	786	981,778
Nelnet Student Loan Trust,
Series 2008-4, Class A2
1.001%(c)	07/25/18	Aaa		32	32,629
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.751%(c)	10/26/20	AA+(d)		254	252,425
Pacifica CDO III Ltd. (Cayman Islands),
Series 2004-3A, Class A1, 144A
0.670%(c)	05/13/16	Aaa		58	58,405
Penta CLO SA (Luxembourg),
Series 2007-1X, Class A1
0.564%(c)	06/04/24	Aaa	EUR	581	704,260
Plymouth Rock CLO Ltd., Inc. (Cayman Islands),
Series 2010-1A, Class A, 144A
1.790%(c)	02/16/19	AAA(d)		50	49,950
Sagamore CLO Ltd. (Cayman Islands),
Series 2003-1A, Class A2, 144A
0.844%(c)	10/15/15	Aaa		71	71,446

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
SLM Student Loan Trust,
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39(g)	Aaa		150	$150,699
Series 2010-C, Class A1, 144A
1.853%(c)	12/15/17	Aaa		42	42,191
South Carolina Student Loan Corp.,
Series 2010-1, Class A1
0.751%(c)	01/25/21	AA+(d)		422	420,452
Stanfield Bristol CLO Ltd. (Cayman Islands),
Series 2005-1A, Class A1, 144A
0.550%(c)	10/15/19	Aaa		281	278,029
Symphony CLO III Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.530%(c)	05/15/19	Aaa		500	491,045
Wood Street CLO BV (Netherlands),
Series I, Class A
0.602%(c)	11/22/21	Aaa	EUR	548	685,608
Series II-A, Class A1
0.587%(c)	03/29/21	Aaa	EUR	157	196,989

TOTAL ASSET-BACKED SECURITIES (cost $16,810,044)					16,600,933

BANK LOANS(c) — 0.1%
Commercial Services & Supplies
RR Donnelley & Sons Co.,
Term Loan
Zero	10/24/14	NR		450	316,125

Diversified Financial Services
J.G. Wentworth,
Term Loan
9.000%	01/22/18	NR		250	247,083

Financial Services
Springleaf Finance Corp.,
Initial Loan
5.500%	05/28/17	B3		1,000	1,005,625

Food & Staples Retailing — 0.1%
H.J. Heinz Co.,
Term Loan B2
3.500%	03/27/20	Ba2		2,000	1,995,000

Media
Virgin Media Investment Holdings Ltd.,
Term Loan
3.750%	02/06/20	Ba3		400	397,714

Metals & Mining
Patriot Coal,
Term Loan (DIP)
9.250%	10/04/13	NR		1,650	1,658,250

Transportation
Overseas Shipholding,
Revolving Credit Loan
2.736%	12/31/13	NR		450	422,437

TOTAL BANK LOANS (cost $5,981,699)					6,042,234

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN, 144A
2.503%(c)	11/15/15		NR		2,353	$2,365,704
Banc of America Re-REMICS Trust,
Series 2009-UB1, Class A4A, 144A
5.614%(c)	06/24/50		NR		250	283,437
Commercial Mortgage Pass-Through Certificates,
Series 2010-C1, Class A1, 144A
3.156%	07/10/46		Aaa		91	95,480
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37		Aa2		800	873,100
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVA1, 144A
0.433%(c)	10/15/21		Aaa		497	491,256
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40		Aaa		100	109,938
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39		Aaa		980	1,102,084
Series 2010-UD1, Class A, 144A
5.919%(c)	12/18/49		Aaa		1,100	1,277,777
Extended Stay America Trust,
Series 2013-ESFL, Class A1FL, 144A
1.004%(c)	12/05/31		Aaa		800	800,054
Fannie Mae-Aces,
Series 2010-M7, Class FA
0.804%(c)	11/25/20		NR		1,054	1,073,541
German Residential Asset Note Distributor PLC (Ireland),
Series 1, Class A
1.611%(c)	01/20/21		Aa3	EUR	968	1,242,204
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA, IO
2.408%(c)	11/10/45	(g)	Aaa		1,394	211,509
GS Mortgage Securities Corp. II Trust,
Series 2007-EOP, Class A1, 144A
1.103%(c)	03/06/20		Aaa		53	52,746
Series 2007-EOP, Class A2, 144A
1.260%(c)	03/06/20		Aaa		250	250,389
Hercules Eclipse PLC (United Kingdom),
Series 2006-4, Class A
0.751%(c)	10/25/18		Baa1	GBP	285	397,997
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		AAA(d)		1,200	1,334,010
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.740%(c)	07/09/21		Aaa		316	311,306
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.006%(c)	12/16/49		Aaa		100	117,740
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		AAA(d)		600	665,840
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088%(c)	08/15/41		Aaa		100	104,175
Series 2007-C32, Class A2
5.732%(c)	06/15/49		Aaa		338	346,668

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,989,476)					$13,506,955

CONVERTIBLE BONDS — 2.3%
Aerospace & Defense
GenCorp, Inc.,
Sub. Notes
4.063%	12/31/39	CCC+(d)		450	702,563
L-3 Communications Holdings, Inc.,
Gtd. Notes
3.000%	08/01/35	Ba1		800	809,000
Textron, Inc.,
Sr. Unsec’d. Notes
4.500%	05/01/13	Baa3		200	452,500

					1,964,063

Agriculture
Alliance One International, Inc.,
Sr. Sub. Notes
5.500%	07/15/14	Caa2		850	868,063
Vector Group Ltd.,
Sr. Unsec’d. Notes
2.500%(c)	01/15/19	NR		775	905,006
3.750%(c)	11/15/14	NR		1,000	1,260,625

					3,033,694

Airlines
Lufthansa Malta Blues LP (Malta),
Gtd. Notes, 144A
0.750%	04/05/17	Ba1	EUR	350	567,240

Auto Parts & Equipment
TRW Automotive, Inc.,
Gtd. Notes
3.500%	12/01/15	BB-(d)		700	1,347,703

Automobile Manufacturers
Navistar International Corp.,
Sr. Sub. Notes
3.000%	10/15/14	CCC+(d)		50	51,031

Automobiles
Volkswagen International Finance NV (Netherlands),
Gtd. Notes, 144A
5.500%	11/09/15	BBB(d)	EUR	1,500	1,961,237

Beverages
Central European Distribution Corp.,
Sr. Unsec’d. Notes(i)
3.000%	08/15/13	D(d)		395	79,000

Biotechnology — 0.1%
Enzon Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
4.000%	06/01/13	NR		450	450,563
Exelixis, Inc.,
Sr. Sub. Notes
4.250%	08/15/19	NR		575	571,406
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.625%	05/01/16	A-(d)		1,625	3,527,266

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Biotechnology (cont’d.)
PDL BioPharma, Inc.,
Sr. Unsec’d. Notes
2.875%	02/15/15		NR	475	$614,693
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.875%	10/01/16		NR	1,850	3,978,656
Sequenom, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/17		NR	1,350	1,503,563
Theravance, Inc.,
Sub. Notes
2.125%	01/15/23		NR	200	219,125

					10,865,272

Building Materials
Cemex SAB de CV (Mexico),
Sub. Notes
3.250%	03/15/16		NR	1,675	2,217,281

Capital Markets
Jefferies Group LLC,
Sr. Unsec’d. Notes
3.875%	11/01/29		Baa3	400	411,250

Chemicals
ShengdaTech, Inc.,
Sr. Notes, 144A(i)
6.500%	12/15/15	(g)	NR	100	1,000

Commercial Services & Supplies — 0.1%
CBIZ, Inc.,
Sr. Sub. Notes, 144A
4.875%	10/01/15		NR	250	273,594
Cenveo Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	05/15/17		NR	275	242,751
Coinstar, Inc.,
Sr. Unsec’d. Notes
4.000%	09/01/14		BB-(d)	1,000	1,431,250
PHH Corp.,
Sr. Unsec’d. Notes
6.000%	06/15/17		Ba2	1,575	3,031,875

					4,979,470

Communications Equipment
Ciena Corp.,
Sr. Unsec’d. Notes
4.000%	12/15/20		NR	1,560	1,866,150
Sr. Unsec’d. Notes, 144A
4.000%	03/15/15		NR	365	404,237

					2,270,387

Computers & Peripherals — 0.1%
3D Systems Corp.,
Sr. Unsec’d. Notes
5.500%	12/15/16		NR	1,200	2,652,396
NetApp, Inc.,
Sr. Unsec’d. Notes
1.750%	06/01/13		BBB+(d)	625	681,641

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Computers & Peripherals (cont’d.)
Quantum Corp.,
Sr. Sub. Notes, 144A
4.500%	11/15/17	NR	150	$151,969

				3,486,006

Consumer Finance
DFC Global Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	04/15/17	B+(d)	100	104,125

Distribution/Wholesale
School Specialty, Inc.,
Sub. Debs.
3.750%	11/30/26	NR	450	202,500

Diversified Consumer Services
Regis Corp.,
Sr. Unsec’d. Notes
5.000%	07/15/14	NR	1,000	1,283,125
Sotheby’s,
Gtd. Notes
3.125%	06/15/13	Ba3	525	588,328

				1,871,453

Diversified Financial Services
BGC Partners, Inc.,
Sr. Unsec’d. Notes
4.500%	07/15/16	BBB-(d)	600	593,625
Knight Capital Group, Inc.,
Sr. Sub. Notes
3.500%	03/15/15	NR	1,000	992,500
MF Global Holdings Ltd.,
Sr. Unsec’d. Notes(i)
3.375%	08/01/18	NR	375	262,500
Penson Worldwide, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/14	NR	1,140	57,000

				1,905,625

Diversified Telecommunication Services
Powerwave Technologies, Inc.,
Sr. Sub. Notes, 144A
2.750%	07/15/41(g)	NR	500	90,000
Sub. Notes
3.875%	10/01/27	NR	450	4,500

				94,500

Electrical Equipment
General Cable Corp.,
Sub. Notes
4.500%	11/15/29	B2	2,075	2,588,563

Electronic Equipment, Instruments & Components
Vishay Intertechnology, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	11/15/40	BB+(d)	1,025	1,137,750

Energy Equipment & Services
Exterran Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	06/15/14	B+(d)	500	635,937

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Energy–Alternate Sources
LDK Solar Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes
4.750%	04/15/13		NR	175	$147,328

Entertainment & Leisure
SouthPeak Interactive Corp.,
24.000%	12/31/13	(g)	NR	500	60,000

Food Products
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
4.000%	06/30/13		BB(d)	1,175	1,382,094

Healthcare Equipment & Services
Affymetrix, Inc.,
Sr. Unsec’d. Notes
4.000%	07/01/19		NR	325	340,641

Healthcare Equipment & Supplies
Accuray, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	02/01/18		NR	400	434,500
China Medical Technologies, Inc. (Cayman Islands),
Sr. Unsec’d. Notes, 144A(i)
6.250%	12/15/16		NR	450	4,500

					439,000

Healthcare Providers & Services
Adcare Health Systems, Inc.,
Notes
10.000%	10/26/13	(g)	NR	200	214,669
Omnicare, Inc.,
Gtd. Notes
3.750%	12/15/25		Ba3	250	403,750

					618,419

Home Builders
Meritage Homes Corp.,
Gtd. Notes
1.875%	09/15/32		B1	300	336,937
Toll Brothers Finance Corp.,
Gtd. Notes, 144A
0.500%	09/15/32		Ba1	350	365,313

					702,250

Hotels, Restaurants & Leisure — 0.1%
Gaylord Entertainment Co.,
Gtd. Notes, 144A
3.750%	10/01/14		NR	1,550	3,193,969
MGM Resorts International,
Gtd. Notes
4.250%	04/15/15		B3	1,000	1,085,625

					4,279,594

Household Durables — 0.2%
D.R. Horton, Inc.,
Gtd. Notes
2.000%	05/15/14		Ba2	1,275	2,403,375
Lennar Corp.,
Gtd. Notes, 144A
2.750%	12/15/20		Ba3	3,475	6,732,813
3.250%	11/15/21		Ba3	1,775	3,346,984

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Household Durables (cont’d.)
M/I Homes, Inc.,
Gtd. Notes
3.000%	03/01/18	Caa2	225	$232,453
3.250%	09/15/17	Caa2	275	343,406
Standard Pacific Corp.,
Gtd. Notes
1.250%	08/01/32	B3	225	287,437

				13,346,468

Insurance — 0.1%
American Equity Investment Life Holding Co.,
Sr. Unsec’d. Notes, 144A
3.500%	09/15/15	NR	550	718,781
5.250%	12/06/29	NR	340	548,675
Meadowbrook Insurance Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	03/15/20	NR	325	341,032
MGIC Investment Corp.,
Sr. Unsec’d. Notes
2.000%	04/01/20	B(d)	1,025	1,041,656
5.000%	05/01/17	B(d)	1,000	987,500
National Financial Partners Corp.,
Sr. Unsec’d. Notes
4.000%	06/15/17	NR	775	1,432,297
Radian Group, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/19	CCC+(d)	550	662,750
3.000%	11/15/17	CCC+(d)	1,100	1,318,625
Stewart Information Services Corp.,
Gtd. Notes
6.000%	10/15/14	NR	625	1,271,484

				8,322,800

Internet & Catalog Retail
priceline.com, Inc.,
Sr. Unsec’d. Notes, 144A
1.250%	03/15/15	BBB(d)	850	1,932,156

Internet Software & Services — 0.1%
Blucora, Inc.,
Sr. Unsec’d. Notes, 144A
4.250%	04/01/19	NR	200	206,020
Equinix, Inc.,
Sub. Notes
4.750%	06/15/16	B+(d)	2,325	6,127,828
VeriSign, Inc.,
Jr. Sub. Notes
3.250%	08/15/37	NR	2,350	3,482,406

				9,816,254

Investment Companies
Ares Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	06/01/16	BBB(d)	300	320,063
5.750%	02/01/16	BBB(d)	825	895,125
BlackRock Kelso Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	02/15/18	BBB-(d)	225	226,406

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Investment Companies (cont’d.)
KCAP Financial, Inc.,
Sr. Unsec’d. Notes
8.750%	03/15/16		NR	375	$498,979
TICC Capital Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	11/01/17		NR	450	443,970

					2,384,543

IT Services — 0.1%
Alliance Data Systems Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/14		NR	1,500	5,126,250
Convergys Corp.,
Debs.
5.750%	09/15/29		BB-(d)	950	1,589,469

					6,715,719

Machinery — 0.2%
Chart Industries, Inc.,
Sr. Sub. Notes
2.000%	08/01/18		B+(d)	1,550	2,098,313
Meritor, Inc.,
Gtd. Notes
4.625%	03/01/26		B-(d)	500	485,000
Terex Corp.,
Gtd. Notes
4.000%	06/01/15		Caa1	4,325	9,490,672
Titan International, Inc.,
Gtd. Notes, 144A
5.625%	01/15/17		NR	2,400	5,461,500

					17,535,485

Marine
Genco Shipping & Trading Ltd. (Marshall Islands),
Sr. Unsec’d. Notes
5.000%	08/15/15		NR	300	105,375

Media — 0.1%
Virgin Media, Inc.,
Sr. Unsec’d. Notes
6.500%	11/15/16		B+(d)	800	2,102,500
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
7.000%	12/01/14		BB(d)	2,850	5,044,500

					7,147,000

Metals & Mining — 0.1%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.250%	03/15/14		Baa3	175	242,047
AM Castle & Co.,
Sr. Unsec’d. Notes, 144A
7.000%	12/15/17	(g)	NR	100	187,100
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.000%	05/15/14		Ba1	1,000	1,026,250
AuRico Gold, Inc. (Canada),
Sr. Unsec’d. Notes
3.500%	10/01/16		NR	400	411,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Metals & Mining (cont’d.)
Jaguar Mining, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	03/31/16	NR	500	$179,687
RTI International Metals, Inc.,
Gtd. Notes
3.000%	12/01/15	NR	1,175	1,359,328
Silver Standard Resources, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
2.875%	02/01/33	NR	50	44,531
Sterlite Industries India Ltd. (India),
Sr. Unsec’d. Notes
4.000%	10/30/14	NR	1,000	979,375
Stillwater Mining Co.,
Sr. Unsec’d. Notes
1.750%	10/15/32	B(d)	125	149,063
United States Steel Corp.,
Sr. Unsec’d. Notes
4.000%	05/15/14	B1	525	546,328

				5,125,459

Multiline Retail
Saks, Inc.,
Gtd. Notes, 144A
7.500%	12/01/13	NR	200	410,750

Oil, Gas & Consumable Fuels — 0.1%
Cal Dive International, Inc.,
Gtd. Notes, 144A
5.000%	07/15/17	NR	275	282,047
Carrizo Oil & Gas, Inc.,
Gtd. Notes
4.375%	06/01/28	NR	1,125	1,126,406
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/19	NR	850	949,344
Green Plains Renewable Energy, Inc.,
Sr. Unsec’d. Notes
5.750%	11/01/15	NR	525	579,797
Petrominerales Ltd. (Canada),
Gtd. Notes
3.250%	06/12/17	NR	400	310,175
Sr. Unsec’d. Notes
2.625%	08/25/16	NR	300	291,300
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.375%	01/15/38	BBB-(d)	300	648,563
Polarcus Ltd. (Cayman Islands),
Sr. Sec’d. Notes
2.875%	04/27/16	NR	100	102,190
Vantage Drilling Co. (Cayman Islands),
Sr. Unsec’d. Notes
7.875%	09/01/42	NR	750	862,031
Western Refining, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/14	BB-(d)	425	1,546,469
ZaZa Energy Corp.,
Gtd. Notes, 144A
9.000%	08/01/17	NR	450	446,344

				7,144,666

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Pharmaceuticals
MannKind Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/15	NR	380	$318,013
Medicines Co. (The),
Sr. Unsec’d. Notes, 144A
1.375%	06/01/17	NR	100	134,187
Viropharma, Inc.,
Sr. Unsec’d. Notes
2.000%	03/15/17	NR	450	676,125

				1,128,325

Real Estate
AV Homes, Inc.,
Sr. Unsec’d. Notes
7.500%	02/15/16	NR	690	705,525
7.500%	02/15/16	NR	460	462,875

				1,168,400

Real Estate Investment Trusts — 0.2%
Annaly Capital Management, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/15	NR	400	414,500
BioMed Realty LP,
Gtd. Notes, 144A
3.750%	01/15/30	NR	1,689	2,130,251
Boston Properties LP,
Sr. Unsec’d. Notes
3.750%	05/15/36	A-(d)	807	831,714
DDR Corp.,
Sr. Unsec’d. Notes
1.750%	11/15/40	NR	1,275	1,515,656
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
3.000%	12/01/29	Baa2	925	1,211,750
Host Hotels & Resorts LP,
Gtd. Notes, 144A
2.500%	10/15/29	BBB-(d)	3,956	5,518,620
iStar Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/16	B3	350	411,469
Kilroy Realty LP,
Gtd. Notes, 144A
4.250%	11/15/14	NR	1,075	1,572,859
Lexington Realty Trust,
Gtd. Notes, 144A
6.000%	01/15/30	NR	500	870,313
NorthStar Realty Finance LP,
Gtd. Notes, 144A
7.500%	03/15/31	NR	300	473,595
SL Green Operating Partnership LP,
Gtd. Notes, 144A
3.000%	10/15/17	NR	1,875	2,223,047

				17,173,774

Road & Rail — 0.2%
Avis Budget Group, Inc.,
Sr. Notes
3.500%	10/01/14	NR	945	1,693,913

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Road & Rail (cont’d.)
Hertz Global Holdings, Inc.,
Sr. Unsec’d. Notes
5.250%	06/01/14	B-(d)		4,100	$11,116,125

					12,810,038

Semiconductors & Semiconductor Equipment — 0.1%
GT Advanced Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	10/01/17	NR		375	286,641
Microchip Technology, Inc.,
Jr. Sub. Notes
2.125%	12/15/37	NR		2,925	4,153,500
Xilinx, Inc.,
Jr. Sub. Notes
3.125%	03/15/37	BBB-(d)		1,650	2,212,031

					6,652,172

Software — 0.1%
salesforce.com, Inc.,
Sr. Unsec’d. Notes
0.750%	01/15/15	NR		3,300	6,942,375
Sr. Unsec’d. Notes, 144A
0.250%	04/01/18	BB(d)		875	876,641
SYNNEX Corp.,
Sr. Notes
4.000%	05/15/18	NR		1,300	1,634,750
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.375%	06/01/14	NR		275	425,047

					9,878,813

Telecommunications — 0.1%
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
7.000%	01/31/20	B(d)	MXN	2,311	252,633
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
6.500%	10/01/16	CCC(d)		2,425	3,211,609

					3,464,242

Textiles, Apparel & Luxury Goods — 0.1%
Fifth & Pacific Cos., Inc.,
Sr. Notes, 144A
6.000%	06/15/14	CCC+(d)		775	4,134,625

Thrifts & Mortgage Finance
China Linen,
Notes
7.500%	11/02/13(g)	NR		200	86,528

Trading Companies & Distributors — 0.1%
Kaman Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	11/15/17	NR		750	910,875
Titan Machinery, Inc.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/19	NR		725	729,078

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Trading Companies & Distributors (cont’d.)
United Rentals, Inc.,
Sr. Unsec’d. Notes
4.000%	11/15/15	NR		700	$3,463,687

					5,103,640

TOTAL CONVERTIBLE BONDS (cost $148,667,376)					191,331,645

CORPORATE BONDS — 3.2%
Airlines
Continental Airlines UAL,
Notes
6.860%	04/22/14	NR		93	93,151

Auto Parts & Equipment
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	B2		150	153,750
IDQ Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/17	B3		450	495,000

					648,750

Automobile Manufacturers
Fiat Finance & Trade SA (Luxembourg),
Gtd. Notes, MTN
6.125%	07/08/14	B1	EUR	400	529,903
7.625%	09/15/14	B1	EUR	100	135,569

					665,472

Building Materials — 0.1%
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	B(d)		1,390	1,615,875
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes
9.000%	01/11/18	B(d)		3,799	4,207,393
Rearden G Holdings EINS GmbH (Germany),
Gtd. Notes
7.875%	03/30/20	B1		109	120,040
Gtd. Notes, 144A
7.875%	03/30/20	B1		640	704,000

					6,647,308

Chemicals — 0.1%
Alpek SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	11/20/22	Baa3		1,122	1,164,075
Braskem Finance Ltd. (Cayman Islands),
Gtd. Notes
7.000%	05/07/20	Baa3		1,466	1,653,648
Mexichem SAB de CV (Mexico),
Sr. Unsec’d. Notes
4.875%	09/19/22	Ba1		566	599,960
Sr. Unsec’d. Notes, 144A
4.875%	09/19/22	Ba1		954	1,011,240

					4,428,923

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Banks — 0.4%
ABN Amro North American Holding Preferred Capital Repackage Trust I,
Jr. Sub. Notes, 144A
3.388%(c)	12/29/49	B1		675	$675,000
Achmea Hypotheekbank NV (Netherlands),
Gov’t. Liquid Gtd. Notes
3.200%	11/03/14	Aaa		113	117,700
Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14	Aaa		244	254,199
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/15	Aaa		2,900	2,922,040
Banco Bilbao Vizcaya Argentaria SA (Spain),
Covered Bonds
4.250%	07/15/14	A3	EUR	1,700	2,248,909
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	02/08/22	Aa3		665	701,929
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.625%	02/13/17	Baa1		200	211,500
Sr. Unsec’d. Notes, 144A
4.625%	02/13/17	Baa1		300	317,250
Banco Santander Brazil SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.380%(c)	03/18/14	Baa1		800	802,006
Bank Nederlandse Gemeenten (Netherlands),
Sr. Unsec’d. Notes, 144A
1.375%	03/19/18(g)	Aaa		1,300	1,306,948
Bank of Montreal (Canada),
Covered Bonds, 144A
2.850%	06/09/15	Aaa		1,000	1,050,100
Bank of Nova Scotia (Canada),
Certificate of Deposit
0.483%(c)	03/27/14	Aa2		150	150,221
Depfa ACS Bank (Ireland),
Covered Bonds
3.875%	07/15/13	A3	EUR	2,100	2,713,289
4.375%	01/15/15	A3	EUR	1,100	1,484,502
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
2.375%	05/25/16	Ba3		600	570,750
3.000%	11/17/14	Ba3		600	597,000
Sr. Unsec’d. Notes, MTN
2.875%	11/16/16	Ba3	CHF	200	208,952
Eurofima (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.625%	10/24/16	Aaa	AUD	300	330,522
6.250%	12/28/18	Aaa	AUD	800	911,115
HSH N Finance Guernsey Ltd. (Guernsey),
Bank Gtd. Notes, MTN
0.657%(c)	12/21/15	Aa1	EUR	1,100	1,416,737
ICICI Bank Ltd (India),
Sr. Unsec’d. Notes
4.750%	11/25/16	Baa2		480	513,817
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes
3.125%	01/15/16	Baa2		200	195,509
Sr. Unsec’d. Notes, 144A
2.688%(c)	02/24/14	Baa2		1,100	1,106,365

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
Kreditanstalt Fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, MTN
2.750%	09/07/15		Aaa	GBP	1,100	$1,760,321
6.000%	08/20/20		Aaa	AUD	2,400	2,774,745
6.250%	05/19/21		Aaa	AUD	900	1,056,917
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, MTN
5.500%	03/09/20		Aaa	AUD	1,000	1,113,610
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/17		Aa3		2,100	2,224,991
Russian Agricultural Bank OJSC Via RSHB Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.299%	05/15/17		Baa1		1,523	1,667,685
Stadshypotek AB (Sweden),
Covered Bonds, 144A
0.834%(c)	09/30/13		Aaa		600	600,001
Sec’d. Notes
4.250%	10/10/17		Aaa	AUD	900	934,742

						32,939,372

Construction & Engineering — 0.1%
Odebrecht Finance Ltd. (Cayman Islands),
Gtd. Notes
5.125%	06/26/22		Baa3		786	830,723
6.000%	04/05/23		Baa3		673	753,760
Gtd. Notes, 144A
5.125%	06/26/22		Baa3		2,970	3,122,955
6.000%	04/05/23		Baa3		436	488,320

						5,195,758

Diversified Financial Services — 0.2%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.250%	03/23/22		Aaa	AUD	1,100	1,219,196
BPA Laboratories, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	04/01/17	(g)	NR		625	573,437
Credit Agricole Home Loan SFH (France),
Covered Bonds, 144A
1.052%(c)	07/21/14		Aaa		1,400	1,406,409
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
6.125%	01/23/17		Aaa	AUD	500	563,996
6.250%	04/15/15		Aaa	AUD	500	549,751
6.250%	06/08/21		Aaa	AUD	700	809,580
General Electric Capital Australia Funding Pty Ltd. (Australia),
Gtd. Notes, MTN
4.500%	01/30/18		A1	AUD	1,900	1,980,644
German Postal Pensions Securitisation PLC (Ireland),
Asset-Backed
3.375%	01/18/16		Aaa	EUR	2,500	3,445,294
Global Investments Group Finance Ltd. (British Virgin Islands),
Gtd. Notes
11.000%	09/24/17		NR		200	197,000
Highclere Holdings Ltd. (Cayman Islands),
Sr. Sec’d. Notes
— %(s)	02/26/15		NR		144	143,970

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
4.375%	07/27/16	Baa1		800	$864,567
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18	Ba3		275	294,250
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	09/01/14	Ba2		300	319,500
6.750%	09/01/16	Ba2		300	339,000
Jack Cooper Holdings Corp.,
Sr. Sec’d. Notes, 144A
13.750%	12/15/15	NR		825	882,750
Jasper Explorer Ltd. (Cyprus),
Sr. Sec’d. Notes
13.500%	05/27/16	NR		700	622,971
JPMorgan Chase & Co.,
Jr. Sub. Notes
7.900%(c)	04/29/49	Ba1		800	919,063
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
0.510%(c)	05/30/14	Baa2	EUR	100	127,718
Sr. Unsec’d. Notes, MTN
0.486%(c)	01/31/14	Baa2	EUR	700	895,873
0.659%(c)	07/22/14	Baa2	EUR	500	639,325
Morgan Stanley,
Sr. Unsec’d. Notes
1.281%(c)	04/29/13	A-(d)		100	100,054
Sr. Unsec’d. Notes, MTN
0.619%(c)	01/16/17	Baa1	EUR	100	123,982
TMX Finance LLC/TitleMax Finance Corp.,
Sr. Sec’d. Notes
13.250%	07/15/15	B3		673	736,935
13.250%	07/15/15	B3		572	626,340
Vesey Street Investment Trust I,
Gtd. Notes
4.404%	09/01/16	A3		100	108,701

					18,490,306

Diversified Telecommunication Services
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, PIK
11.500%	02/04/17	CCC+(d)		625	663,750

Electric Utilities — 0.1%
AES Gener SA (Chile),
Sr. Unsec’d. Notes
5.250%	08/15/21	Baa3		218	245,858
Sr. Unsec’d. Notes, 144A
5.250%	08/15/21	Baa3		556	621,360
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes
5.750%	10/27/21	Baa3		1,648	1,757,180
Colbun SA (Chile),
Sr. Unsec’d. Notes
6.000%	01/21/20	BBB-(d)		1,166	1,310,277
Empresas Publicas de Medellin ESP (Colombia),
Sr. Unsec’d. Notes
7.625%	07/29/19	Baa3		600	733,800

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21	Baa3		1,540	$1,670,900
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20	Ba1		600	697,270

					7,036,645

Electronic Equipment, Instruments & Components
NXP BV/NXP Funding LLC (Netherlands),
Sr. Sec’d. Notes
2.945%(c)	10/15/13	B1	EUR	261	334,734

Energy Equipment & Services
Heckmann Corp.,
Gtd. Notes
9.875%	04/15/18	B3		450	480,937

Entertainment & Leisure
Pegasus Solutions, Inc.,
Sr. Sec’d. Notes, PIK, 144A
13.000%	04/15/14	NR		446	428,021

Financial Services
LBG Capital No. 1 PLC (United Kingdom),
Bank Gtd. Notes
11.040%	03/19/20	B1	GBP	800	1,400,939
Bank Gtd. Notes, 144A
8.500%(c)	12/29/49	BB-(d)		300	320,085
LBG Capital No. 2 PLC (United Kingdom),
Bank Gtd. Notes
7.625%	12/09/19	Ba3	GBP	600	934,466

					2,655,490

Financial–Bank & Trust — 0.4%
Abbey National Treasury Services PLC (United Kingdom),
Covered Bonds, MTN
3.125%	06/30/15	Aaa	EUR	3,100	4,104,881
Ally Financial, Inc.,
Gtd. Notes
3.680%(c)	06/20/14	B1		1,100	1,125,432
BNP Paribas Home Loan SFH (France),
Covered Bonds, 144A
2.200%	11/02/15	Aaa		2,000	2,066,400
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13	A2		1,500	1,505,447
Cie de Financement Foncier SA (France),
Covered Bonds, 144A
2.125%	04/22/13	NR		1,600	1,601,280
2.500%	09/16/15	Aaa		900	933,090
Citigroup, Inc.,
Notes, MTN
5.500%	10/15/14	Baa2		211	225,157
Sr. Unsec’d. Notes
0.576%(c)	11/05/14	Baa2		700	697,134
Sub. Notes
0.551%(c)	06/09/16	Baa3		700	675,083
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
0.781%(c)	04/29/14	Aa3		2,900	2,883,796

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial–Bank & Trust (cont’d.)
2.750%	01/10/14		Aa3		4,700	$4,765,457
2.750%	04/29/14		Aa3		3,400	3,458,688
DnB Boligkreditt A/S (Norway),
Covered Bonds, 144A
2.100%	10/14/16	(g)	Aaa		1,200	1,241,640
Covered Bonds, MTN
2.375%	07/20/16		Aaa	EUR	100	133,468
HBOS Capital Funding LP (United Kingdom),
Bank Gtd. Notes
6.461%(c)	11/29/49		BB(d)	GBP	100	142,069
ING Bank Australia Ltd. (Australia),
Gov’t. Liquid Gtd. Notes
3.690%(c)	06/24/14		AAA(d)	AUD	1,200	1,254,929
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16		Aaa		1,100	1,147,314
Lloyds TSB Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49		BB+(d)		200	265,731
NIBC Bank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
2.800%	12/02/14		Aaa		364	378,240
Royal Bank of Scotland PLC (The) (United Kingdom),
Covered Bonds, MTN
2.750%	08/18/14		Aaa	EUR	900	1,159,530
Sub. Notes
3.858%(c)	10/27/14		Ba1	AUD	1,000	1,014,972
Suncorp-Metway Ltd. (Australia),
Gov’t. Liquid Gtd. Notes, MTN
4.000%	01/16/14		Aaa		GBP 700	1,093,199
Westpac Banking Corp. (Australia),
Gov’t. Liquid Gtd. Notes, 144A
3.585%	08/14/14	(g)	Aaa		400	416,494
WM Covered Bond Program,
Covered Bonds, MTN
4.375%	09/16/14		A+(d)	EUR	1,800	2,401,954

						34,691,385

Food Products
Alicorp SA (Peru),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/23		Baa2		630	628,396
Marfrig Holding Europe BV (Netherlands),
Gtd. Notes
8.375%	05/09/18		B2		880	794,200
Reddy Ice Corp.,
Sr. Sec’d. Notes
11.250%	03/15/15		NR		100	105,500

						1,528,096

Healthcare Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
5.450%	06/15/14		Baa3		500	526,121

Healthcare Providers & Services
Oncology, Inc., Escrow,
Notes*
— %	08/15/17		NR		621	—

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare Technology
Merge Healthcare, Inc.,
Sr. Sec’d. Notes
11.750%	05/01/15	B2		255	$272,213

Holding Companies–Diversified
CFG Holdings Ltd./CFG Finance LLC (Cayman Islands),
Sr. Sec’d. Notes, 144A
11.500%	11/15/19	B3		703	713,545
Sinochem Overseas Capital Co. Ltd. (British Virgin Islands),
Gtd. Notes, 144A
4.500%	11/12/20	Baa1		1,145	1,236,828

					1,950,373

Hotels, Restaurants & Leisure
Caesars Entertainment Operating Co., Inc.,
Gtd. Notes
5.375%	12/15/13	Ca		550	544,500
Mandalay Resort Group,
Gtd. Notes
7.625%	07/15/13	Caa1		1,475	1,497,125
MGM Resorts International,
Sr. Unsec’d. Notes
6.750%	04/01/13	NR		625	625,000

					2,666,625

Insurance
American International Group, Inc.,
Jr. Sub. Notes
8.625%(c)	05/22/68	Baa2	GBP	200	372,267
ING Capital Funding Trust III,
Bank Gtd. Notes
3.884%(c)	12/29/49	B1		475	458,375

					830,642

Machinery
Chloe Marine Corp. Ltd. (Bermuda),
Sec’d. Notes
12.000%	12/28/16	NR		200	222,000
Tempel Steel Co.,
Sr. Sec’d. Notes, 144A
12.000%	08/15/16	Caa1		700	654,500

					876,500

Media — 0.1%
Baker & Taylor Acquisitions Corp.,
Sec’d. Notes, 144A
15.000%	04/01/17	B3		375	288,750
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes
6.625%	01/15/40	Baa1		1,886	2,297,050
MediMedia USA, Inc.,
Sr. Sub. Notes, 144A
11.375%	11/15/14	Caa2		300	291,000

					2,876,800

Metals & Mining — 0.4%
American Piping Products, Inc.,
Sec’d. Notes, 144A
12.875%	11/15/17	Caa1		200	188,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
ArcelorMittal USA LLC,
Gtd. Notes
6.500%	04/15/14	Ba1	575	$601,419
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.000%	07/17/22	A1	1,136	1,122,027
Sr. Unsec’d. Notes, 144A
3.000%	07/17/22	A1	2,959	2,890,940
CSN Resources SA (Luxembourg),
Gtd. Notes
6.500%	07/21/20	Ba1	1,551	1,658,795
Evraz Group SA (Luxembourg),
Sr. Unsec’d. Notes
6.750%	04/27/18	B1	3,390	3,508,650
Northland Resources AB (Sweden),
Sr. Sec’d. Notes, 144A
13.000%	03/06/17	Caa3	98	55,931
Samarco Mineracao SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.125%	11/01/22	BBB(d)	1,352	1,315,496
Severstal OAO Via Steel Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
4.450%	03/19/18	Ba1	900	890,842
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.250%	11/08/42	Baa2	1,862	1,763,076
6.750%	04/16/40	Baa2	2,842	3,203,966
Standard Steel LLC/Standard Steel Finance Corp.,
Sr. Sec’d. Notes, 144A
12.000%	05/01/15	B2	709	763,061
TMK OAO Via TMK Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
6.750%	04/03/20	B1	920	919,723
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
4.375%	01/11/22	Baa2	4,930	5,058,407
6.875%	11/21/36	Baa2	3,984	4,525,250
Vale SA (Brazil),
Sr. Unsec’d. Notes
5.625%	09/11/42	Baa2	763	754,847
Vedanta Resources PLC (United Kingdom),
Sr. Unsec’d. Notes
6.750%	06/07/16	Ba3	1,384	1,453,200
9.500%	07/18/18	Ba3	899	1,051,830
Sr. Unsec’d. Notes, 144A
9.500%	07/18/18	Ba3	970	1,134,900

				32,860,360

Oil, Gas & Consumable Fuels — 0.9%
ATP Oil & Gas Corp.,
Sec’d. Notes
11.875%	05/01/15	NR	425	29,750
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.,
Sec’d. Notes
13.750%	12/01/15	Caa2	600	597,000
CCS, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
11.000%	11/15/15	Caa2	575	586,500

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Dolphin Energy Ltd. (United Arab Emirates),
Sr. Sec’d. Notes
5.500%	12/15/21	A1		2,191	$2,533,344
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
7.625%	07/23/19	Baa2		249	311,873
EOAL Cyprus Holdings Ltd. (Cyprus),
Sr. Sec’d. Notes
15.000%	07/15/14	NR		513	25,625
20.000%	06/22/13	NR		47	56,387
20.000%	06/22/13	NR		44	52,500
20.000%	06/22/13	NR		29	34,530
Gas Natural de Lima y Callao SA (Peru),
Sr. Unsec’d. Notes, 144A
4.375%	04/01/23	Baa3		890	887,775
GeoPark Latin America Ltd. Agencia en Chile (Bermuda),
Sr. Sec’d. Notes, 144A
7.500%	02/11/20	B(d)		890	925,600
Global Rig Co. ASA (Norway),
Sr. Sec’d. Notes
13.000%	06/09/15	NR		425	447,314
Golden Close Maritime Corp. Ltd. (Bermuda),
Sr. Sec’d. Notes, MTN
11.000%	12/09/15	NR		300	320,250
Green Field Energy Services, Inc.,
Sr. Sec’d. Notes, 144A
13.250%	11/15/16	Caa2		200	206,000
13.250%	11/15/16	NR		5	5,150
Harvest Natural Resources, Inc.,
Sr. Unsec’d. Notes
11.000%	10/11/14	NR		675	486,000
InterOil Exploration and Production ASA (Norway),
Sr. Sec’d. Notes
15.000%	03/14/16	NR	NOK	1,000	171,211
KazMunaiGaz Finance Sub BV (Netherlands),
Gtd. Notes
7.000%	05/05/20	Baa3		4,066	4,838,540
Lukoil International Finance BV (Netherlands),
Gtd. Notes
6.656%	06/07/22	Baa2		2,829	3,352,365
Norwegian Energy Co. A/S (Norway),
Sr. Unsec’d. Notes, 144A
10.500%	02/25/16	NR	NOK	1,000	167,787
Novatek OAO via Novatek Finance Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
6.604%	02/03/21	Baa3		1,477	1,713,320
Offshore Group Investment Ltd. (Cayman Islands),
Sr. Sec’d. Notes
11.500%	08/01/15	B3		1,348	1,469,320
Pacific Rubiales Energy Corp. (Canada),
Gtd. Notes
7.250%	12/12/21	Ba2		1,226	1,406,256
Sr. Unsec’d. Notes, 144A
5.125%	03/28/23	Ba2		2,130	2,149,170
Panoro Energy ASA (Norway),
Sr. Sec’d. Notes, 144A
12.000%	11/15/18	NR		300	314,250

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42	Baa3	2,562	$2,617,373
Petrobras International Finance Co - Pifco (Cayman Islands),
Gtd. Notes
5.375%	01/27/21	A3	2,504	2,701,798
6.750%	01/27/41	A3	3,771	4,262,335
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	Baa1	8,826	9,774,795
6.500%	06/02/41	Baa1	4,589	5,403,548
Gtd. Notes, 144A
5.500%	06/27/44	Baa1	2,447	2,524,081
Petroleum Co of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19	Baa3	970	1,268,275
Petronas Capital Ltd. (Malaysia),
Gtd. Notes
5.250%	08/12/19	A1	5,341	6,211,273
Plains Exploration & Production Co.,
Gtd. Notes
6.875%	02/15/23	B1	775	877,687
Polarcus Alima A/S (Norway),
Sec’d. Notes
12.500%	10/29/15	NR	300	318,000
Ras Laffan Liquefied Natural Gas Co Ltd. III (Qatar),
Sr. Sec’d. Notes
6.750%	09/30/19	Aa3	1,984	2,470,080
Reliance Holdings USA, Inc.,
Gtd. Notes
5.400%	02/14/22	Baa2	1,624	1,810,281
Sidewinder Drilling, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	11/15/19	B3	425	427,125
Thai Oil PCL (Thailand),
Sr. Unsec’d. Notes, 144A
3.625%	01/23/23	Baa1	1,000	1,005,385
TNK-BP Finance SA (Luxembourg),
Gtd. Notes
6.625%	03/20/17	Baa2	100	113,000
7.875%	03/13/18	Baa2	3,455	4,146,000

				69,018,853

Paper & Forest Products
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
4.750%	01/11/22	Baa3	796	827,859
Inversiones CMPC SA (Chile),
Gtd. Notes
4.500%	04/25/22	Baa3	174	177,516
Gtd. Notes, 144A
4.500%	04/25/22	Baa3	1,074	1,094,881

				2,100,256

Pharmaceuticals
Hypermarcas SA (Brazil),
Sr. Unsec’d. Notes
6.500%	04/20/21	Ba3	204	220,575
Sr. Unsec’d. Notes, 144A

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
6.500%	04/20/21		Ba3	583	$630,369
K-V Pharmaceutical Co.,
Sr. Sec’d. Notes
12.000%	03/15/15		NR	700	679,000

					1,529,944

Pipelines
Copano Energy LLC/Copano Energy Finance Corp.,
Gtd. Notes
7.125%	04/01/21		B1	100	115,500
Transportadora de Gas Internacional SA ESP (Colombia),
Sr. Unsec’d. Notes
5.700%	03/20/22		Baa3	313	341,170
Sr. Unsec’d. Notes, 144A
5.700%	03/20/22		Baa3	1,414	1,541,260

					1,997,930

Real Estate Investment Trusts — 0.1%
iStar Financial, Inc.,
Sr. Unsec’d. Notes
5.700%	03/01/14		B3	150	154,687
5.950%	10/15/13		B3	1,650	1,680,937
8.625%	06/01/13		B3	575	580,750
Rouse Co. LLC (The),
Sr. Unsec’d. Notes
6.750%	11/09/15		BB+(d)	255	264,244

					2,680,618

Retail & Merchandising
HOA Restaurant Group LLC/HOA Finance Corp.,
Sec’d. Notes, 144A
11.250%	04/01/17		Caa1	950	893,000
Mastro’s Restaurants LLC/RRG Finance Corp.,
Sr. Sec’d. Notes, 144A
12.000%	06/01/17	(g)	Caa1	736	806,245
Wendy’s International, Inc.,
Sr. Unsec’d. Notes
6.200%	06/15/14		Caa1	150	157,125

					1,856,370

Semiconductors & Semiconductor Equipment
Freescale Semiconductor, Inc.,
Gtd. Notes
8.875%	12/15/14		Caa1	209	210,045

Software
First Data Corp.,
Gtd. Notes
9.875%	09/24/15		Caa1	1,725	1,776,750

Telecommunications — 0.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.125%	07/16/22		A2	1,695	1,662,202
Axtel SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
7.000%	01/31/20		B(d)	2,027	1,783,760
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sec’d. Notes, 144A
12.000%	12/01/17		Caa3	350	409,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Indosat Palapa Co BV (Netherlands),
Gtd. Notes
7.375%	07/29/20	Ba1		109	$120,717
Gtd. Notes, 144A
7.375%	07/29/20	Ba1		823	911,473
Intelsat Investments SA (Luxembourg),
Sr. Unsec’d. Notes
6.500%	11/01/13	Caa2		775	792,438
Interactive Network, Inc./FriendFinder Networks, Inc.,
Sec’d. Notes, PIK, 144A
11.500%	04/30/14	NR		283	99,608
Sr. Sec’d. Notes
14.000%	09/30/13	NR		80	78,700
Lynx I Corp.,
Sr. Sec’d. Notes, 144A
6.000%	04/15/21	Ba3	GBP	500	780,811
Oi SA (Brazil),
Sr. Unsec’d. Notes
5.750%	02/10/22	Baa3		436	455,620
Sr. Unsec’d. Notes, 144A
5.750%	02/10/22	Baa3		1,183	1,236,235
Primus Telecommunications Holding, Inc./Primus Telecommunications Canada, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/15/16	NR		125	119,361
Qtel International Finance Ltd. (Bermuda),
Gtd. Notes, 144A
4.750%	02/16/21	A2		556	619,940
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland),
Sr. Unsec’d. Notes
6.493%	02/02/16	Ba3		436	466,520
Sr. Unsec’d. Notes, 144A
6.493%	02/02/16	Ba3		1,897	2,029,790
VimpelCom Holdings BV (Netherlands),
Gtd. Notes
7.504%	03/01/22	Ba3		2,480	2,759,744
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes
4.875%	02/15/22	Ba2		1,250	1,265,625
WCP Wireless Site Funding LLC/WCP Wireless Site Re Funding LLC,
Sr. Sec’d. Notes, 144A
6.829%	11/15/40	NR		375	403,410

					15,995,454

Textiles, Apparel & Luxury Goods
Broder Brothers Co.,
Sr. Unsec’d. Notes, PIK, 144A
12.000%	10/15/13	NR		725	722,281
Empire Today LLC/Empire Today Finance Corp.,
Sr. Sec’d. Notes, 144A
11.375%	02/01/17	B3		375	390,469

					1,112,750

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Tobacco
North Atlantic Trading Co.,
Sec’d. Notes, 144A
11.500%	07/15/16		B2		700	$733,250
Sec’d. Notes, PIK, 144A
19.000%	01/15/17	(g)	Caa2		270	252,824

						986,074

Transportation — 0.1%
Atlantic Offshore A/S (Norway),
Sr. Sec’d. Notes
11.840%(c)	06/27/15		NR	NOK	1,500	257,458
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20		BB+(d)		900	1,022,028
Boa Deep C A/S (Norway),
Sr. Sec’d. Notes
7.360%(c)	04/27/16		NR	NOK	2,227	386,930
Ship Finance International Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
5.810%(c)	04/07/14		NR	NOK	5,500	941,660
Songa Offshore SE (Cyprus),
Sr. Unsec’d. Notes
9.810%(c)	06/11/15		NR	NOK	2,500	384,510
12.100%(c)	11/17/16		NR	NOK	1,500	242,691
Western Express, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	04/15/15		Caa2		225	164,250

						3,399,527

TOTAL CORPORATE BONDS (cost $263,678,952)						262,452,303

FOREIGN GOVERNMENT BONDS — 3.7%
Argentina Boden Bonds (Argentina),
Bonds
7.000%	10/03/15		NR		3,134	2,648,230
Australia Government (Australia),
Sr. Unsec’d. Notes
2.500%	09/20/30		Aaa	AUD	200	271,266
3.000%	09/20/25		Aaa	AUD	500	716,059
4.000%	08/20/20		Aaa	AUD	700	1,397,886
5.500%	01/21/18		Aaa	AUD	900	1,040,011
5.500%	04/21/23		Aaa	AUD	100	122,351
Autonomous Community of Madrid Spain (Spain),
Sr. Unsec’d. Notes
4.200%	09/24/14		BBB-(d)	EUR	1,700	2,211,839
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21		Baa2		4,720	5,475,200
5.625%	01/07/41		Baa2		4,750	5,557,500
Bundesrepublik Deutschland (Germany),
Bonds
1.750%	07/04/22		Aaa	EUR	400	538,635
3.250%	07/04/21		Aaa	EUR	100	151,498
4.000%	01/04/37		Aaa	EUR	2,600	4,475,645
4.750%	07/04/28		Aaa	EUR	3,100	5,476,818
5.625%	01/04/28		Aaa	EUR	1,100	2,099,831
Bundesrepublik Deutschland Bundesobligation (Germany),
Bonds, TIPS
2.250%	04/15/13		NR	EUR	1,200	1,732,779

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes
2.450%	12/15/15	Aaa	CAD	900	$914,999
Canadian Government (Canada),
Bonds, TIPS
1.500%	12/01/44	Aaa	CAD	100	133,003
4.250%	12/01/21	Aaa	CAD	1,000	2,025,392
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.250%	09/14/21	Aa3		1,237	1,298,231
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	Baa3		7,218	8,073,333
6.125%	01/18/41	Baa3		3,973	4,998,034
Croatia Government International (Croatia),
Notes
5.500%	04/04/23	Ba1		2,050	2,040,940
Deutsche Bundesrepublik Inflationary Linked Bonds (Germany),
Bonds, TIPS
0.100%	04/15/23	Aaa	EUR	300	416,872
European Union (Supranational Bank),
Notes, MTN
2.750%	06/03/16	Aaa	EUR	1,500	2,063,531
Sr. Unsec’d. Notes, MTN
3.250%	04/04/18	Aaa	EUR	1,900	2,724,780
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes, MTN
0.737%(c)	06/16/14	Aaa	GBP	900	1,371,835
2.375%	12/15/14	Aaa	EUR	700	929,881
3.375%	06/17/21	Aaa	EUR	1,300	1,903,959
Fondo de Reestructuracion Ordenada Bancaria (Spain),
Gov’t. Gtd. Notes
4.400%	10/21/13	Baa3	EUR	300	390,783
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes
1.961%(c)	03/25/14	Baa3	EUR	2,200	2,756,345
Gov’t. Gtd. Notes, MTN
3.250%	05/14/13	Baa3		1,500	1,501,620
6.125%	02/27/14	Baa3	AUD	100	102,688
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
1.700%	09/15/18	Baa2	EUR	200	245,569
2.100%	09/15/16	Baa2	EUR	2,150	2,944,979
Junta de Castilla y Leon (Spain),
Sr. Unsec’d. Notes
6.505%	03/01/19	Baa3	EUR	1,200	1,601,549
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, MTN
6.500%	04/12/21	Aaa	AUD	500	592,178
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22	Baa1	MXN	98,449	8,872,808
8.500%	11/18/38	Baa1	MXN	52,554	5,741,993
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
4.320%(c)	01/30/20	NR	MXN	4,500	360,511
4.490%(c)	01/04/18	A-(d)	MXN	11,900	957,428
Mexican Udibonos (Mexico),
Bonds, TIPS
2.000%	06/09/22	Baa1	MXN	2,090	881,738

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
2.500%	12/10/20	Baa1	MXN	1,010	$443,051
4.500%	12/18/14	Baa1	MXN	210	88,919
5.000%	06/16/16	Baa1	MXN	300	134,543
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	Baa1		5,718	6,075,375
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.500%	11/20/35	Aaa	AUD	100	126,536
2.750%	11/20/25	Aaa	AUD	700	949,433
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
5.000%	03/15/19	Aaa	NZD	5,200	4,809,033
5.500%	04/15/23	Aaa	NZD	2,200	2,147,815
6.000%	12/15/17	Aaa	NZD	1,200	1,141,946
6.000%	05/15/21	Aaa	NZD	3,800	3,776,027
Panama Government International (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	Baa2		1,796	2,393,170
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
4.000%	01/15/21	Ba1		1,613	1,782,365
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.700%	12/18/22	Aaa	CAD	300	297,150
Province of Ontario (Canada),
Debs.
6.200%	06/02/31	Aa2	CAD	100	135,298
Sr. Unsec’d. Notes
2.450%	06/29/22	Aa2		300	300,768
Unsec’d. Notes
3.150%	06/02/22	Aa2	CAD	1,500	1,535,438
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	Aa2	CAD	200	242,859
Debs.
6.000%	10/01/29	Aa2	CAD	300	390,055
Notes
4.250%	12/01/21	Aa2	CAD	600	664,309
Unsec’d. Notes
3.000%	09/01/23	Aa2	CAD	700	692,813
3.500%	12/01/22	Aa2	CAD	900	937,813
Republic of Indonesia (Indonesia),
Unsec’d. Notes
3.750%	04/25/22	Baa3		6,330	6,424,950
5.250%	01/17/42	Baa3		6,034	6,452,156
7.000%	05/17/22	NR	IDR	45,262,000	5,126,491
Republic of Italy (Italy),
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28	Baa2	GBP	1,100	1,700,384
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	Baa2		5,592	6,688,032
7.125%	03/30/19	Baa2		8,442	10,835,307
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
5.500%	03/30/26	Ba1		1,973	2,411,993
Republic of Poland (Poland),
Sr. Unsec’d. Notes
5.000%	03/23/22	A2		8,273	9,451,323

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of South Africa (South Africa),
Bonds
8.250%	09/15/17	Baa1	ZAR	1,000	$118,419
Republic of Turkey (Turkey),
Bonds
9.000%	03/08/17	NR	TRY	11,000	6,611,673
Sr. Unsec’d. Notes
6.250%	09/26/22	Ba1		10,663	12,635,655
6.750%	05/30/40	Ba1		4,829	5,957,779
7.500%	07/14/17	Ba1		8,017	9,560,273
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
5.625%	04/04/42	Baa1		4,800	5,388,000
7.500%	03/31/30	Baa1		14,462	17,914,183
Spanish Government (Spain),
Sr. Unsec’d. Notes, MTN
3.625%	06/17/13	Baa3		1,300	1,301,560
United Kingdom Gilt (United Kingdom),
Bonds
1.750%	09/07/22	Aa1	GBP	900	1,366,390
4.250%	12/07/27	Aa1	GBP	1,200	2,240,749
4.250%	09/07/39	Aa1	GBP	100	184,558
4.750%	12/07/30	Aa1	GBP	3,400	6,703,083
4.750%	12/07/38	Aa1	GBP	200	398,015
Bonds, TIPS
0.625%	11/22/42	Aa1	GBP	200	448,199
Unsec’d. Notes
4.250%	03/07/36	Aa1	GBP	2,400	4,432,573
4.250%	12/07/40	Aa1	GBP	600	1,106,677
6.000%	12/07/28	Aa1	GBP	800	1,785,556
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
0.125%	03/22/24	Aa1	GBP	2,600	4,651,443
0.375%	03/22/62	Aa1	GBP	100	196,688
1.250%	11/22/17	Aa1	GBP	1,200	2,748,689
1.250%	11/22/32	Aa1	GBP	50	118,588
1.875%	11/22/22	Aa1	GBP	4,200	10,386,469
United Mexican States (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1		1,308	1,357,050
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
5.750%	02/26/16	B2		1,635	1,540,987
7.750%	10/13/19	B2		28,008	26,187,480
9.250%	09/15/27	B2		7,674	7,551,216
Xunta de Galicia (Spain),
Sr. Unsub. Notes
5.763%	04/03/17	Baa3	EUR	1,300	1,708,328
6.131%	04/03/18	Baa3	EUR	100	132,603

TOTAL FOREIGN GOVERNMENT BONDS (cost $306,269,160)					302,648,762

MUNICIPAL BOND
California
City of Riverside CA Electric Revenue,
Revenue Bonds (cost $600,000)
7.455%	10/01/30	AA-(d)		600	779,646

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 0.5%
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.150%(c)	03/25/58	Aaa		330	$339,142
American Home Mortgage Assets LLC,
Series 2006-1, Class 2A1
0.392%(c)	05/25/46	Ca		179	123,430
Banc of America Funding Corp.,
Series 2005-7, Class 4A3
5.750%	11/25/35	B1		456	478,726
Series 2006-I, Class 4A1
5.892%(c)	10/20/46	D(d)		194	154,316
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
3.097%(c)	05/25/35	Caa2		500	452,488
Bancaja 6 Fondo de Titulizacion de Activos (Spain),
Series 6, Class A2
0.473%(c)	02/20/36	A3	EUR	169	190,295
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37	NR		529	560,342
Series 2011-RR5, Class 12A1, 144A
5.575%(c)	03/26/37	NR		200	188,502
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
2.804%(c)	10/25/33	A2		96	97,293
Series 2005-1, Class 2A1
2.821%(c)	03/25/35	Caa2		50	46,196
Series 2005-8, Class A3, 144A
5.142%(c)	08/25/35	B3		279	283,834
Series 2005-10, Class A2
2.671%(c)	10/25/35	BB+(d)		258	259,082
Bear Stearns Alt-A Trust,
Series 2006-6, Class 31A1
2.871%(c)	11/25/36	Caa3		194	136,075
Berica ABS Srl (Italy),
Series 2011-1, Class A1
0.513%(c)	12/30/55	A2	EUR	1,300	1,613,168
Berica Residential MBS Srl (Italy),
Series 8, Class A
0.537%(c)	03/31/48	A2	EUR	1,066	1,243,084
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 1A1
6.000%	04/25/37	B3		158	160,969
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-10, Class 22AA
3.111%(c)	09/25/37	D(d)		235	190,269
Countrywide Alternative Loan Trust,
Series 2006-OA9, Class 2A1A
0.411%(c)	07/20/46	Ca		210	112,891
Series 2006-OA17, Class 1A1A
0.396%(c)	12/20/46	Ca		286	183,379
Series 2007-OA4, Class A1
0.372%(c)	05/25/47	Ca		539	433,458
Series 2007-OA6, Class A1B
0.402%(c)	06/25/37	Caa3		375	304,268
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
4.262%(c)	01/19/34	A2		100	99,467

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Series 2004-12, Class 12A1
2.869%(c)	08/25/34	Caa1		167	$151,834
Crusade Global Trust (Australia),
Series 2005-1, Class A3
3.180%(c)	06/17/37	Aaa	AUD	249	257,202
Deutsche Mortgage Securities, Inc.,
Series 2010-RS2, Class A1, 144A
1.454%(c)	06/28/47	AAA(d)		4	3,507
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A
0.360%(c)	12/10/44	Aa2	EUR	411	484,567
Series 2006-4X, Class A3C
0.667%(c)	12/10/44	Aa2	GBP	987	1,375,484
Fannie Mae REMICS,
Series 2010-123, Class FK
0.652%(c)	11/25/40	NR		839	843,755
Series 2010-123, Class FL
0.632%(c)	11/25/40	NR		733	735,820
Series 2011-3, Class FA
0.882%(c)	02/25/41	NR		387	389,534
FDIC Structured Sale Guaranteed Notes,
Series 2010-S2, Class 1A, 144A
0.704%(c)	11/29/37	NR		895	895,686
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.553%(c)	11/15/31	Aa3		227	223,552
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.611%(c)	10/18/54	Aa3	GBP	900	1,394,203
Freddie Mac REMICS,
Series 3172, Class FK
0.653%(c)	08/15/33	NR		418	421,003
Series 3397, Class FC
0.803%(c)	12/15/37	NR		340	342,506
Freddie Mac Strips,
Series 278, Class F1
0.653%(c)	09/15/42	NR		590	594,402
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
1.961%(c)	04/24/47	Aaa	GBP	1,000	1,547,784
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.501%(c)	03/20/37	NR		603	603,763
Granite Mortgages PLC (United Kingdom),
Series 2003-3, Class 3A
0.891%(c)	01/20/44	Aaa	GBP	700	1,053,776
Series 2004-3, Class 3A2
0.887%(c)	09/20/44	Aaa	GBP	820	1,228,620
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.940%(c)	03/25/33	A2		93	93,162
Series 2005-AR1, Class 1A1
3.033%(c)	01/25/35	BBB+(d)		36	35,080
Series 2005-AR3, Class 6A1
2.913%(c)	05/25/35	Caa2		307	280,197
Series 2005-AR6, Class 4A5
2.649%(c)	09/25/35	BBB-(d)		500	474,542

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
0.482%(c)	02/19/36	Caa3		276	$192,494
Holmes Master Issuer PLC (United Kingdom),
Series 2010-1A, Class A3, 144A
1.595%(c)	10/15/54	Aaa	EUR	810	1,045,170
Series 2011-1X, Class A3
1.545%(c)	10/15/54	Aaa	EUR	916	1,184,371
Impac CMB Trust,
Series 2004-11, Class 2A1
0.862%(c)	03/25/35	Caa2		283	253,380
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.985%(c)	11/25/35	Caa1		98	86,396
Indymac Index Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.392%(c)	09/25/46	Caa2		209	152,696
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
3.100%(c)	08/25/35	B(d)		81	80,513
Series 2007-A1, Class 1A1
3.049%(c)	07/25/35	Ba3		91	92,759
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.157%(c)	12/15/49	AA-(d)	GBP	547	767,519
Maxis Loans Securitisation (Australia),
Series 2009-1, Class A1
4.808%(c)	09/12/39	AAA(d)	AUD	124	130,978
Medallion Trust (Australia),
Series 2005-1G, Class A2
3.190%(c)	05/10/36	Aaa	AUD	242	250,217
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.610%(c)	10/20/29	AA(d)		29	29,404
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.436%(c)	02/25/33	BB+(d)		100	94,715
Series 2005-A10, Class A
0.412%(c)	02/25/36	B2		115	101,994
Morgan Stanley Mortgage Loan Trust,
Series 2005-4, Class 5A3
5.500%	08/25/35	B2		149	153,275
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.653%(c)	10/07/20	Aaa		252	253,239
Series 2010-R2, Class 2A
0.670%(c)	11/05/20	Aaa		2,356	2,365,929
Series 2010-R3, Class 1A
0.760%(c)	12/08/20	Aaa		164	165,219
Series 2010-R3, Class 2A
0.763%(c)	12/08/20	Aaa		1,467	1,472,535
Series 2011-R1, Class 1A
0.653%(c)	01/08/20	Aaa		528	529,250
Newgate Funding PLC (United Kingdom),
Series 2007-3X, Class A3
1.507%(c)	12/15/50	Aa2	GBP	1,100	1,429,826
Series 2007-3X, Class BA
1.757%(c)	12/15/49	Baa2	GBP	300	343,017

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Residential Accredit Loans, Inc.,
Series 2007-QH7, Class 1A1
0.452%(c)	08/25/37	Caa3		654	$459,341
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32	A(d)		17	18,048
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.667%(c)	12/15/43	Aa2	GBP	369	495,545
RMAC Securities PLC (United Kingdom),
Series 2006-NS2X, Class A2C
0.351%(c)	06/12/44	Aa2	EUR	915	1,057,526
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.551%(c)	07/20/33	Aa2		244	238,991
Series 2007-3, Class 1A1
0.401%(c)	07/20/36	B1		136	120,520
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
5.500%(c)	12/25/34	B3		198	193,545
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.452%(c)	07/19/35	A1		576	540,923
Series 2006-AR6, Class 2A1
0.392%(c)	07/25/46	Caa3		268	199,160
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
4.440%(c)	11/07/40	AAA(d)	AUD	199	205,886
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
2.725%(c)	10/25/43	A+(d)		103	100,964
Series 2007-3, Class 2A1
1.461%(c)	06/25/47	B3		99	90,713
Series 2007-3, Class 3A1
5.750%(c)	06/25/47	Caa1		211	194,133
Series 2007-3, Class 4A1
5.750%(c)	06/25/47	B3		218	215,511
Torrens Trust (Australia),
Series 2005-3E, Class A1
0.375%(c)	10/15/36	Aaa	EUR	351	449,006
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR5, Class A7
2.452%(c)	06/25/33	A3		87	88,298
Series 2005-AR10, Class 3A1
5.270%(c)	08/25/35	CC(d)		18	17,497
Series 2005-AR12, Class 1A6
2.464%(c)	10/25/35	CC(d)		600	566,821
Series 2005-AR14, Class 2A1
2.900%(c)	12/25/35	CCC(d)		296	282,390
Series 2006-AR7, Class 3A
2.462%(c)	07/25/46	B2		405	381,892
Series 2006-AR14, Class 1A4
2.392%(c)	11/25/36	D(d)		506	428,555
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR6, Class 3A1
2.767%(c)	03/25/36	B3		371	364,130

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $37,280,005)					38,964,944

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
Federal Home Loan Mortgage Corp.
2.500%	10/02/19		900		$927,263
Federal National Mortgage Assoc.
1.250%	03/14/14		600		606,113
2.570%(c)	09/01/19		—	(r)	346
3.000%	TBA		1,000		1,031,406
4.000%	11/01/40		1,322		1,410,544
4.500%	07/01/41		1,661		1,792,911
Small Business Administration Participation Certificates
5.600%	09/01/28		439		517,423

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,075,348)					6,286,006

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bonds
2.750%	11/15/42		600		556,125
3.125%	11/15/41	(k)	800		804,750
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.013%	07/15/20		15,500		19,541,920
0.125%	04/15/16-01/15/23	(k)	56,450		61,615,147
0.500%	04/15/15		3,600		4,016,909
0.625%	07/15/21-02/15/43		3,150		3,235,301
0.750%	02/15/42		850		903,737
1.125%	01/15/21		300		372,169
1.250%	04/15/14		5,600		6,292,888
1.375%	01/15/20		5,000		6,339,953
1.625%	01/15/15		500		642,939
1.750%	01/15/28		3,600		5,027,995
1.875%	07/15/13-07/15/19		5,100		6,557,403
2.000%	07/15/14-01/15/26		5,200		6,786,264
2.375%	01/15/25-01/15/27	(k)	17,700		28,426,771
2.500%	01/15/29		5,800		8,686,506
2.625%	07/15/17	(k)	4,600		6,146,012
3.625%	04/15/28		5,900		13,107,193
3.875%	04/15/29		2,800		6,369,605
U.S. Treasury Notes
0.125%	12/31/13		400		399,938
0.250%	11/30/13-03/31/14		21,700		21,716,195
0.500%	11/15/13		200		200,453
0.750%	12/15/13		437		438,844
1.000%	01/15/14		3,800		3,825,532
1.250%	02/15/14-03/15/14		22,600		22,827,844
1.500%	12/31/13		400		404,031
1.750%	01/31/14		2,300		2,330,546
2.000%	02/15/23		19,000		19,240,464

TOTAL U.S. TREASURY OBLIGATIONS (cost $255,264,438)					256,813,434

TOTAL LONG-TERM INVESTMENTS (cost $6,304,700,835)					7,042,334,236

	Shares	Value
SHORT-TERM INVESTMENTS — 18.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 12.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $994,376,193; includes $75,125,459 of cash collateral received for securities on loan)(b)(w)	994,376,193	$994,376,193

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 3.9%
U.S. Treasury Bills
0.065%	04/18/13	(k)	26,000	25,998,682
0.068%	04/18/13		600	599,981
0.070%	04/25/13-06/20/13	(k)	15,900	15,897,873
0.085%	06/27/13	(k)	15,900	15,897,313
0.100%	06/20/13	(k)	42,331	42,325,116
0.101%	04/18/13		70,000	69,996,612
0.103%	04/18/13		55,000	54,997,338
0.105%	09/19/13		89	88,957
0.120%	05/30/13	(k)	85,300	85,291,299
0.135%	05/23/13		3,000	2,999,741
0.141%	02/06/14	(k)	348	347,632
0.143%	12/12/13	(k)	333	332,741
0.150%	03/06/14	(k)	45	44,946
0.164%	11/14/13	(k)	1,100	1,099,238
0.180%	11/14/13		9	8,994
0.182%	05/30/13	(k)	215	214,977

TOTAL U.S. TREASURY OBLIGATIONS (cost $316,128,588)				316,141,440

REPURCHASE AGREEMENTS(m) — 1.4%
Barclays Capital, Inc., 0.100%, dated 03/26/13, due 04/02/13 in the amount of $9,600,187			9,600	9,600,000
Citigroup Global Markets, Inc., 0.220%, dated 03/28/13, due 04/01/13 in the amount of $5,500,134			5,500	5,500,000
Citigroup Global Markets, Inc., 0.240%, dated 03/28/13, due 04/01/13 in the amount of $5,500,147			5,500	5,500,000
Citigroup Global Markets, Inc., 0.240%, dated 03/28/13, due 04/01/13 in the amount of $5,500,147			5,500	5,500,000
Credit Suisse Securities (USA) LLC, 0.220%, dated 03/28/13, due 04/01/13 in the amount of $23,300,570			23,300	23,300,000
Goldman Sachs & Co., 0.230%, dated 03/28/13, due 04/01/13 in the amount of $4,100,105			4,100	4,100,000
JPMorgan Securities LLC, 0.230%, dated 03/28/13, due 04/01/13 in the amount of $17,100,437			17,100	17,100,000

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

		Principal Amount (000)#		Value
REPURCHASE AGREEMENTS(m) (Continued)
JPMorgan Securities LLC,
0.240%, dated 03/28/13, due 04/01/13 in the amount of $23,300,621			23,300	$23,300,000
Morgan Stanley & Co., LLC,
0.220%, dated 03/28/13, due 04/01/13 in the amount of $11,100,271			11,100	11,100,000
Morgan Stanley & Co., LLC,
0.230%, dated 03/28/13, due 04/01/13 in the amount of $11,000,281			11,000	11,000,000

TOTAL REPURCHASE AGREEMENTS (cost $116,000,000)				116,000,000

Interest Rate	Maturity Date
FOREIGN TREASURY OBLIGATIONS(n) — 0.4%
Italy Buoni Ordinari del Tesoro
5.720%	09/13/13	EUR	1,100	1,404,540
Mexico Cetes
4.220%	08/08/13	MXN	690,000	5,504,883
4.220%	09/19/13	MXN	640,000	5,081,781
4.230%	07/11/13	MXN	700,000	5,602,516
4.230%	08/22/13	MXN	120,000	956,001
4.230%	09/05/13	MXN	120,000	954,871
4.470%	04/04/13	MXN	900,000	7,280,983
4.800%	04/18/13	MXN	1,150,000	9,289,233

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $34,955,148)				36,074,808

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.1%
Federal Home Loan Bank
0.103%	04/03/13		700	699,996
Federal Home Loan Mortgage Corp.
0.160%	01/15/14-02/11/14		6,900	6,893,350
0.178%	02/11/14		2,300	2,297,580

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,887,547)				9,890,926

COMMERCIAL PAPER(n) — 0.1%
Abbey National America LLC
1.000%	04/03/13		600	599,989
Holcim US Finance Sarl
0.510%	04/30/13		300	299,919
Santander SA
2.200%	04/02/13		300	299,997
Standard Chartered
0.950%	10/01/13		1,500	1,497,725
Volvo Treasury NA LP
0.400%	04/01/13		400	400,000
Xstrata Finance
0.470%	04/01/13		1,900	1,900,000

TOTAL COMMERCIAL PAPER (cost $4,992,582)				4,997,630

Interest Rate	Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT
Dexia Credit Local SA
1.400%	09/20/13	500	$501,447
1.700%	09/06/13	3,100	3,112,404

TOTAL CERTIFICATES OF DEPOSIT (cost $3,600,000)			3,613,851

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.1%
Call Options
Currency Option USD vs JPY,
expiring 09/24/13, @ FX Rate 99.00	Bank of America	600	8,316
expiring 09/24/13, @ FX Rate 99.00	JPMorgan Chase	500	6,930
S&P 500 Index,
expiring 04/20/13, Strike Price $1,505.00		8	546,750
expiring 04/20/13, Strike Price $1,510.00		4	254,200
expiring 04/20/13, Strike Price $1,625.00		20	13,000
expiring 05/18/13, Strike Price $1,550.00		4	147,200
expiring 05/18/13, Strike Price $1,670.00		20	11,000
expiring 05/18/13, Strike Price $1,680.00		28	6,950
expiring 06/22/13, Strike Price $1,545.00		6	251,625
expiring 06/22/13, Strike Price $1,550.00		2	87,400
expiring 06/22/13, Strike Price $1,555.00		5	189,520

			1,522,891

Put Options — 0.1%
HealthSouth Corp.,
expiring 04/20/13, Strike Price $30.00		6	21,960
Interest Rate Swap Options,
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank	1,000	19,610
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America	2,000	173,630
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets	1,200	104,178
Knight Capital Group, Inc.,
expiring 07/20/13, Strike Price $4.00		4	1,989
expiring 07/20/13, Strike Price $5.00		1	2,044

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
S&P 500 Index,
expiring 04/20/13, Strike Price $1,225.00	40	$1,990
expiring 04/20/13, Strike Price $1,250.00	40	3,980
expiring 04/20/13, Strike Price $1,290.00	20	3,000
expiring 04/20/13, Strike Price $1,300.00	151	22,665
expiring 04/20/13, Strike Price $1,310.00	12	2,380
expiring 04/20/13, Strike Price $1,320.00	20	4,000
expiring 04/20/13, Strike Price $1,330.00	80	19,875
expiring 04/20/13, Strike Price $1,540.00	22	180,675
expiring 05/18/13, Strike Price $1,200.00	40	11,940
expiring 05/18/13, Strike Price $1,240.00	40	17,910
expiring 05/18/13, Strike Price $1,275.00	40	25,870
expiring 05/18/13, Strike Price $1,300.00	48	42,930
expiring 05/18/13, Strike Price $1,325.00	60	62,685
expiring 05/18/13, Strike Price $1,550.00	14	305,800
expiring 06/22/13, Strike Price $1,320.00	119	351,935
expiring 06/22/13, Strike Price $1,340.00	60	241,785
expiring 06/22/13, Strike Price $1,360.00	60	298,500
expiring 06/22/13, Strike Price $1,540.00	2	70,794
expiring 09/21/13, Strike Price $1,400.00	12	259,420
Sprint Nextel Corp.,
expiring 01/18/14, Strike Price $10.00	41	202,455
SUPERVALU, Inc.,
expiring 07/20/13, Strike Price $5.00	64	35,365

		2,489,365

TOTAL OPTIONS PURCHASED (cost $5,511,066)		4,012,256

TOTAL SHORT-TERM INVESTMENTS (cost $1,485,451,124)		1,485,107,104

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 104.6% (cost $7,790,151,959)		8,527,441,340

	Shares	Value
SECURITIES SOLD SHORT — (6.2)% COMMON STOCKS — (6.1)%
Advertising
Omnicom Group, Inc.	35,418	$(2,086,120)

Aerospace & Defense — (0.1)%
Aerovironment, Inc.*	9,300	(168,609)
Boeing Co. (The)	12,109	(1,039,558)
GenCorp, Inc.*	30,995	(412,234)
L-3 Communications Holdings, Inc.	2,631	(212,901)
Lockheed Martin Corp.	19,755	(1,906,753)
Moog, Inc. (Class A Stock)*	800	(36,664)
Orbital Sciences Corp.*	12,700	(211,963)
Precision Castparts Corp.	1,600	(303,392)
Raytheon Co.	17,646	(1,037,408)
Rockwell Collins, Inc.	15,600	(984,672)
Textron, Inc.	28,703	(855,637)
TransDigm Group, Inc.	1,600	(244,672)
United Technologies Corp.	6,000	(560,580)

		(7,975,043)

Agriculture
Alliance One International, Inc.*	82,836	(322,232)
Vector Group Ltd.	43,290	(698,118)

		(1,020,350)

Air Freight & Logistics
Atlas Air Worldwide Holdings, Inc.*	8,400	(342,384)
United Parcel Service, Inc. (Class B Stock)	6,204	(532,924)
UTi Worldwide, Inc. (British Virgin Islands)	16,400	(237,472)

		(1,112,780)

Airlines
Copa Holdings SA (Panama)	500	(59,805)
JetBlue Airways Corp.*	50,199	(346,373)
United Continental Holdings, Inc.*	28,500	(912,285)

		(1,318,463)

Auto Components
American Axle & Manufacturing Holdings, Inc.*	38,100	(520,065)
Dorman Products, Inc.	5,000	(186,050)
Fuel Systems Solutions, Inc.*	8,800	(144,936)
Gentherm, Inc.*	8,300	(135,954)
Johnson Controls, Inc.	1,700	(59,619)
Meritor, Inc.*	5,601	(26,493)
TRW Automotive Holdings Corp.*	21,674	(1,192,070)

		(2,265,187)

Auto Parts & Equipment
Autoliv, Inc.	3,690	(255,127)

Automobile Manufacturers
Ford Motor Co.	98,033	(1,289,134)
Navistar International Corp.*	487	(16,836)

		(1,305,970)

Automobiles
Volkswagen AG (Germany)	7,463	(1,482,804)

Banks
Lakeland Bancorp, Inc.	3,442	(33,904)
Renasant Corp.	30	(671)

		(34,575)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Beverages
Brown-Forman Corp. (Class B Stock)	15,365	$(1,097,061)

Biotechnology — (0.2)%
Achillion Pharmaceuticals, Inc.*	34,600	(302,404)
Amgen, Inc.	11,917	(1,221,612)
Ariad Pharmaceuticals, Inc.*	6,000	(108,540)
Cepheid, Inc.*	21,300	(817,281)
Exelixis, Inc.*	88,753	(410,039)
Gilead Sciences, Inc.*	66,918	(3,274,298)
Idenix Pharmaceuticals, Inc.*	17,600	(62,656)
Infinity Pharmaceuticals, Inc.*	4,700	(227,809)
Isis Pharmaceuticals, Inc.*	27,000	(457,380)
Medivation, Inc.*	9,080	(424,672)
Onyx Pharmaceuticals, Inc.*	11,400	(1,013,004)
PDL BioPharma, Inc.	74,043	(541,254)
Regeneron Pharmaceuticals, Inc.*	27,008	(4,764,211)
Sequenom, Inc.*	230,433	(956,297)
Synta Pharmaceuticals Corp.*	4,100	(35,260)
Theravance, Inc.*	30,970	(731,511)
United Therapeutics Corp.*	3,480	(211,828)

		(15,560,056)

Building Materials
Cemex SAB de CV (Mexico), ADR*	128,442	(1,568,277)

Building Products
Masco Corp.	3,300	(66,825)
Owens Corning*	26,400	(1,040,952)
Quanex Building Products Corp.	12,400	(199,640)
Simpson Manufacturing Co., Inc.	5,000	(153,050)

		(1,460,467)

Capital Markets
Affiliated Managers Group, Inc.*	2,500	(383,925)
E*TRADE Financial Corp.*	13,000	(139,230)
Janus Capital Group, Inc.	11,900	(111,860)
Legg Mason, Inc.	3,800	(122,170)
Northern Trust Corp.	11,139	(607,744)
T. Rowe Price Group, Inc.	10,805	(808,970)

		(2,173,899)

Chemicals — (0.1)%
Cabot Corp.	9,950	(340,290)
Calgon Carbon Corp.*	17,200	(311,320)
Celanese Corp.	3,960	(174,438)
Ecolab, Inc.	21,450	(1,719,861)
Flotek Industries, Inc.*	23,500	(384,225)
FMC Corp.	14,400	(821,232)
Intrepid Potash, Inc	26,000	(487,760)
OM Group, Inc.*	24,541	(576,223)
PolyOne Corp.	12,000	(292,920)
Praxair, Inc.	23,519	(2,623,309)
Rockwood Holdings, Inc.	4,100	(268,304)
Sherwin-Williams Co. (The)	1,766	(298,260)
Sigma-Aldrich Corp.	20,190	(1,568,359)
Valspar Corp. (The)	13,679	(851,518)

		(10,718,019)

Commercial Banks — (0.3)%
Associated Banc-Corp.	904	(13,732)
BancorpSouth, Inc.	37,770	(615,651)
Bank of Hawaii Corp.	20,581	(1,045,721)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Bank of New York Mellon Corp. (The)	11,150	$(312,088)
Bank of The Ozarks, Inc.	1,100	(48,785)
Boston Private Financial Holdings, Inc.	7,591	(74,999)
City National Corp.	10,400	(612,664)
Columbia Banking System, Inc.	36,797	(808,798)
Commerce Bancshares, Inc.	19,565	(798,839)
Community Bank System, Inc.	7,800	(231,114)
Cullen/Frost Bankers, Inc.	27,694	(1,731,706)
Fifth Third Bancorp	27,750	(452,603)
First Horizon National Corp.	127,810	(1,365,011)
FirstMerit Corp.	85,097	(1,406,653)
FNB Corp.	29,980	(362,758)
Glacier Bancorp, Inc.	5,700	(108,186)
M&T Bank Corp.	53,974	(5,567,958)
PacWest Bancorp.	31,908	(928,842)
Pinnacle Financial Partners, Inc.*	2,700	(63,072)
Prosperity Bancshares, Inc.	15,380	(728,858)
SCBT Financial Corp.	576	(29,030)
Signature Bank*	4,800	(378,048)
TCF Financial Corp.	43,400	(649,264)
Trustmark Corp.	32,360	(809,324)
UMB Financial Corp.	24,461	(1,200,301)
US Bancorp	15,700	(532,701)
Valley National Bancorp	130,528	(1,336,606)
Westamerica Bancorporation	4,600	(208,518)
Wintrust Financial Corp.	49,999	(1,851,963)
Zions Bancorporation	19,400	(484,806)

		(24,758,599)

Commercial Services & Supplies — (0.1)%
CBIZ, Inc.*	20,913	(133,425)
Cenveo, Inc.*	45,164	(97,103)
Clean Harbors, Inc.*	15,300	(888,777)
Coinstar, Inc.*	21,716	(1,268,649)
Covanta Holding Corp.	22,900	(461,435)
HNI Corp.	3,000	(106,470)
Innerworkings, Inc.*	9,100	(137,774)
Iron Mountain, Inc.	19,820	(719,664)
PHH Corp.*	113,314	(2,488,375)
Tyco International Ltd. (Switzerland)	20,200	(646,400)
Vantiv, Inc. (Class A Stock)*	13,030	(309,332)
Waste Connections, Inc.	20,500	(737,590)

		(7,994,994)

Communications Equipment — (0.1)%
ADTRAN, Inc.	8,700	(170,955)
Ciena Corp.*	103,982	(1,664,752)
Finisar Corp.*	22,500	(296,775)
Infinera Corp.*	33,900	(237,300)
Procera Networks, Inc.*	9,000	(107,010)
Viasat, Inc.*	15,300	(741,132)

		(3,217,924)

Computers & Peripherals — (0.1)%
3D Systems Corp.*	78,012	(2,515,107)
Dell, Inc.	200	(2,866)
EMC Corp.*	11,050	(263,985)
International Business Machines Corp.	10,004	(2,133,853)
NetApp, Inc.*	13,443	(459,213)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Computers & Peripherals (cont’d.)
Quantum Corp.*	73,770	$(94,426)
Seagate Technology PLC (Ireland)	10,270	(375,471)
Silicon Graphics International Corp.*	2,800	(38,500)
Stratasys Ltd. (Israel)*	1,200	(89,064)
Western Digital Corp.	7,790	(391,681)

		(6,364,166)

Construction & Engineering
Aegion Corp.*	8,200	(189,830)
Fluor Corp.	3,100	(205,623)
Granite Construction, Inc.	7,500	(238,800)
Quanta Services, Inc.*	10,800	(308,664)

		(942,917)

Consumer Finance
DFC Global Corp.*	8,295	(138,029)
First Cash Financial Services, Inc.*	2,500	(145,850)

		(283,879)

Containers & Packaging
Aptargroup, Inc.	4,700	(269,545)
Bemis Co., Inc.	4,800	(193,728)
Sealed Air Corp.	48,500	(1,169,335)

		(1,632,608)

Diversified Consumer Services — (0.1)%
K12, Inc.*	8,400	(202,524)
Matthews International Corp. (Class A Stock)	11,500	(401,235)
Regis Corp.	71,156	(1,294,328)
Sotheby’s	36,818	(1,377,361)

		(3,275,448)

Diversified Financial Services — (0.1)%
BGC Partners, Inc. (Class A Stock)	7,622	(31,708)
BlackRock, Inc.	2,100	(539,448)
Discover Financial Services	7,630	(342,129)
Encore Capital Group, Inc.*	1,487	(44,759)
Federated Investors, Inc. (Class B Stock)	9,914	(234,664)
Franklin Resources, Inc.	7,917	(1,193,963)
IntercontinentalExchange, Inc.*	24,078	(3,926,399)
MarketAxess Holdings, Inc.	9,200	(343,160)
NASDAQ OMX Group, Inc. (The)	9,300	(300,390)
Penson Worldwide, Inc.*	32,656	(457)

		(6,957,077)

Diversified Telecommunication Services
AT&T, Inc.	30,775	(1,129,135)
Cincinnati Bell, Inc.*	56,700	(184,842)

		(1,313,977)

Electric Utilities — (0.1)%
Allete, Inc.	4,100	(200,982)
Entergy Corp.	14,563	(920,964)
FirstEnergy Corp.	12,880	(543,536)
NextEra Energy, Inc.	16,334	(1,268,825)
OGE Energy Corp.	4,200	(293,916)
Otter Tail Corp.	2,900	(90,306)
Pepco Holdings, Inc.	29,200	(624,880)
PPL Corp.	68,245	(2,136,751)
Southern Co. (The)	24,200	(1,135,464)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
UIL Holdings Corp.	10,600	$(419,654)
UNS Energy Corp.	8,500	(415,990)

		(8,051,268)

Electrical Equipment — (0.1)%
Belden, Inc.	5,900	(304,735)
Eaton Corp. PLC (Ireland)	17,500	(1,071,875)
General Cable Corp.*	49,969	(1,830,364)
GrafTech International Ltd.*	28,300	(217,344)
II-VI, Inc.*	10,900	(185,736)
Regal-Beloit Corp.	5,600	(456,736)
Rockwell Automation, Inc.	18,055	(1,559,049)

		(5,625,839)

Electronic Equipment, Instruments & Components — (0.1)%
Cognex Corp.	6,900	(290,835)
Coherent, Inc.	2,100	(119,154)
FARO Technologies, Inc.*	3,700	(160,543)
FEI Co.	10,700	(690,685)
Gentex Corp.	31,430	(628,914)
Itron, Inc.*	6,200	(287,680)
Maxwell Technologies, Inc.*	12,500	(67,375)
Measurement Specialties, Inc.*	2,300	(91,471)
Molex, Inc.	14,827	(434,135)
National Instruments Corp.	14,700	(481,425)
Newport Corp.*	5,100	(86,292)
Rofin-Sinar Technologies, Inc.*	4,500	(121,905)
Universal Display Corp.*	10,700	(314,473)
Vishay Intertechnology, Inc.*	68,666	(934,544)

		(4,709,431)

Energy Equipment & Services — (0.1)%
Baker Hughes, Inc.	4,500	(208,845)
Basic Energy Services, Inc.*	21,300	(291,171)
Diamond Offshore Drilling, Inc.	11,409	(793,610)
Dresser-Rand Group, Inc.*	9,400	(579,604)
Dril-Quip, Inc.*	5,300	(462,001)
Exterran Holdings, Inc.*	16,414	(443,178)
FMC Technologies, Inc.*	20,900	(1,136,751)
Forum Energy Technologies, Inc.	11,000	(316,360)
Gulfmark Offshore, Inc.	4,200	(163,632)
Hornbeck Offshore Services, Inc.*	13,700	(636,502)
Lufkin Industries, Inc.	15,400	(1,022,406)
Nabors Industries Ltd. (Bermuda)	22,940	(372,087)
Newpark Resources, Inc.*	39,400	(365,632)
Patterson-UTI Energy, Inc.	33,100	(789,104)

		(7,580,883)

Farming & Agriculture
Universal Corp.	7,035	(394,241)

Food & Staples Retailing
Casey’s General Stores, Inc.	1,500	(87,450)
Harris Teeter Supermarkets, Inc.	5,900	(251,989)
Safeway, Inc.	12,560	(330,956)
Susser Holdings Corp.*	9,000	(459,990)
United Natural Foods, Inc.*	9,200	(452,640)
Walgreen Co.	26,980	(1,286,406)

		(2,869,431)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Food Products — (0.1)%
B&G Foods, Inc.	14,500	$(442,105)
Boulder Brands, Inc.*	16,600	(149,068)
Chiquita Brands International, Inc.*	4,633	(35,952)
Dole Food Co., Inc.*	15,300	(166,770)
Flowers Foods, Inc.	5,800	(191,052)
Hain Celestial Group, Inc. (The)*	8,200	(500,856)
Hershey Co. (The)	32,083	(2,808,225)
Smithfield Foods, Inc.*	46,099	(1,220,702)
TreeHouse Foods, Inc.*	5,400	(351,810)

		(5,866,540)

Gas Utilities
National Fuel Gas Co.	7,870	(482,825)
Northwest Natural Gas Co.	5,700	(249,774)
Questar Corp.	8,300	(201,939)

		(934,538)

Healthcare Equipment & Services
Affymetrix, Inc.*	44,208	(208,662)

Healthcare Equipment & Supplies — (0.1)%
Accuray, Inc.*	59,364	(275,449)
Align Technology, Inc.*	17,800	(596,478)
Becton, Dickinson & Co.	3,880	(370,967)
C.R. Bard, Inc.	6,550	(660,109)
China Medical Technologies, Inc. (Cayman Islands), ADR*	7,037	(70)
DexCom, Inc.*	18,800	(314,336)
Edwards Lifesciences Corp.*	4,971	(408,417)
Endologix, Inc.*	17,900	(289,085)
Haemonetics Corp.*	4,000	(166,640)
HeartWare International, Inc.*	6,900	(610,167)
Insulet Corp.*	11,500	(297,390)
Medtronic, Inc.	21,326	(1,001,469)
Orasure Technologies, Inc.*	18,300	(98,820)
Varian Medical Systems, Inc.*	16,030	(1,154,160)
Volcano Corp.*	24,700	(549,822)
Wright Medical Group, Inc.*	11,500	(273,815)
Zimmer Holdings, Inc.	25,178	(1,893,889)

		(8,961,083)

Healthcare Products
Cynosure, Inc.*	1,769	(46,295)

Healthcare Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	4,400	(129,316)
Adcare Health Systems, Inc.*	2,274	(9,141)
Aetna, Inc.	38,355	(1,960,708)
Air Methods Corp.	9,900	(477,576)
Brookdale Senior Living, Inc.*	38,900	(1,084,532)
Catamaran Corp. (Canada)*	7,600	(403,028)
Community Health Systems, Inc.	6,600	(312,774)
Express Scripts Holding Co.*	10,110	(582,842)
HCA Holdings, Inc.	17,400	(706,962)
Health Management Associates, Inc. (Class A Stock)*	47,000	(604,890)
IPC The Hospitalist Co., Inc.*	4,300	(191,264)
Laboratory Corp. of America Holdings*	3,320	(299,464)
Omnicare, Inc.	8,017	(326,452)
Owens & Minor, Inc.	15,400	(501,424)
Tenet Healthcare Corp.*	32,142	(1,529,316)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Healthcare Providers & Services (cont’d.)
WellPoint, Inc.	9,700	$(642,431)

		(9,762,120)

Healthcare Technology
HMS Holdings Corp.*	30,400	(825,360)
Medidata Solutions, Inc.*	4,500	(260,910)
Merge Healthcare, Inc.*	24,000	(69,360)
Quality Systems, Inc.	16,370	(299,244)

		(1,454,874)

Home Builders
Beazer Homes USA, Inc.*	7,246	(114,777)
Meritage Homes Corp.*	3,328	(155,950)

		(270,727)

Hotels, Restaurants & Leisure — (0.1)%
Buffalo Wild Wings, Inc.*	5,400	(472,662)
Carnival Corp. (Panama)	5,600	(192,080)
Choice Hotels International, Inc.	30,677	(1,297,944)
DineEquity, Inc.	1,200	(82,548)
Hyatt Hotels Corp. (Class A Stock)*	39,342	(1,700,755)
Las Vegas Sands Corp.	19,000	(1,070,650)
MGM Resorts International*	51,671	(679,474)
Red Robin Gourmet Burgers, Inc.*	2,700	(123,120)
Six Flags Entertainment Corp.	9,100	(659,568)
Starwood Hotels & Resorts Worldwide, Inc.	13,500	(860,355)
Vail Resorts, Inc.	14,400	(897,408)
Wynn Resorts Ltd.	7,600	(951,216)

		(8,987,780)

Household Durables — (0.2)%
D.R. Horton, Inc.	108,184	(2,628,871)
KB Home	13,700	(298,249)
Lennar Corp. (Class A Stock)	222,723	(9,238,550)
M/I Homes, Inc.*	16,375	(400,369)
MDC Holdings, Inc.	4,700	(172,255)
Standard Pacific Corp.*	120,342	(1,039,755)
Tempur-Pedic International, Inc.*	14,500	(719,635)
Toll Brothers, Inc.*	43,187	(1,478,723)

		(15,976,407)

Household Products
Central Garden & Pet Co. (Class A Stock)*	35,432	(291,251)
Church & Dwight Co., Inc.	23,226	(1,501,096)

		(1,792,347)

Independent Power Producers & Energy Traders
Atlantic Power Corp. (Canada)	9,500	(46,835)
NRG Energy, Inc.	18,000	(476,820)

		(523,655)

Industrial Conglomerates
3M Co.	3,600	(382,716)
Danaher Corp.	29,210	(1,815,402)

		(2,198,118)

Insurance — (0.3)%
Allstate Corp. (The)	18,030	(884,732)
American Equity Investment Life Holding Co.	69,326	(1,032,264)
Amtrust Financial Services, Inc.	1,430	(49,550)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Insurance (cont’d.)
Arch Capital Group Ltd. (Bermuda)*	10,863	$(571,068)
Arthur J. Gallagher & Co.	2,200	(90,882)
Berkshire Hathaway, Inc. (Class B Stock)*	2,300	(239,660)
Chubb Corp. (The)	15,513	(1,357,853)
Cincinnati Financial Corp.	11,100	(523,809)
CNO Financial Group, Inc.	4,300	(49,235)
Employers Holdings, Inc.	3,900	(91,455)
Endurance Specialty Holdings Ltd. (Bermuda)	5,900	(282,079)
Hanover Insurance Group, Inc. (The)	7,200	(357,696)
Hartford Financial Services Group, Inc. (The)	42,400	(1,093,920)
Lincoln National Corp.	33,892	(1,105,218)
Markel Corp.*	4,501	(2,266,254)
MBIA, Inc.*	14,200	(145,834)
MGIC Investment Corp.*	36,465	(180,502)
Montpelier Re Holdings Ltd. (Bermuda)	2,300	(59,915)
National Financial Partners Corp.*	56,283	(1,262,428)
Old Republic International Corp.	10,600	(134,726)
Platinum Underwriters Holdings Ltd. (Bermuda)	5,600	(312,536)
Principal Financial Group, Inc.	18,200	(619,346)
Progressive Corp. (The)	71,884	(1,816,509)
Protective Life Corp.	3,800	(136,040)
Radian Group, Inc.	103,237	(1,105,668)
Selective Insurance Group, Inc.	5,900	(141,659)
Stewart Information Services Corp.	45,613	(1,161,763)
Torchmark Corp.	22,404	(1,339,759)
Travelers Cos., Inc. (The)	16,770	(1,411,866)
W.R. Berkley Corp.	18,179	(806,602)
XL Group PLC (Ireland)	13,530	(409,959)

		(21,040,787)

Internet & Catalog Retail — (0.1)%
Amazon.com, Inc.*	3,500	(932,715)
Liberty Ventures*	1,300	(98,254)
NetFlix, Inc.*	6,920	(1,310,717)
priceline.com, Inc.*	3,803	(2,616,198)
TripAdvisor, Inc.*	16,300	(856,076)

		(5,813,960)

Internet Software & Services — (0.2)%
AOL, Inc.*	14,620	(562,724)
comScore, Inc.*	5,800	(97,324)
Cornerstone OnDemand, Inc.*	11,900	(405,790)
Equinix, Inc.*	31,747	(6,867,194)
Facebook, Inc. (Class A Stock)*	39,200	(1,002,736)
Monster Worldwide, Inc.*	53,700	(272,259)
VeriSign, Inc.*	60,172	(2,844,932)
Web.com Group, Inc.*	7,300	(124,684)

		(12,177,643)

Investment Companies
Ares Capital Corp.	17,488	(316,533)
BlackRock Kelso Capital Corp.	5,519	(55,190)
KCAP Financial, Inc.	29,875	(321,754)
TICC Capital Corp.	13,545	(134,637)

		(828,114)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
IT Services — (0.2)%
Alliance Data Systems Corp.*	37,435	$(6,060,352)
Automatic Data Processing, Inc.	15,120	(983,102)
Convergys Corp.	71,600	(1,219,348)
Fiserv, Inc.*	2,050	(180,052)
FleetCor Technologies, Inc.*	7,200	(552,024)
Paychex, Inc.	17,920	(628,454)
SAIC, Inc.	31,876	(431,920)
Sapient Corp.*	22,400	(273,056)
ServiceSource International, Inc.*	29,700	(209,979)
Total System Services, Inc.	9,160	(226,985)
VeriFone Systems, Inc.*	22,500	(465,300)
WEX, Inc.*	8,700	(682,950)

		(11,913,522)

Leisure Equipment & Products
Callaway Golf Co.	9,600	(63,552)
Mattel, Inc.	28,400	(1,243,636)

		(1,307,188)

Life Sciences Tools & Services
Agilent Technologies, Inc.	2,800	(117,516)
Furiex Pharmaceuticals, Inc.*	3,283	(123,047)
Luminex Corp.*	6,700	(110,684)
Waters Corp.*	1,300	(122,083)

		(473,330)

Machinery — (0.3)%
Briggs & Stratton Corp.	11,300	(280,240)
Caterpillar, Inc.	17,705	(1,539,804)
Chart Industries, Inc.*	32,337	(2,587,283)
CLARCOR, Inc.	9,000	(471,420)
Colfax Corp.*	24,300	(1,130,922)
Cummins, Inc.	3,980	(460,924)
Kaydon Corp.	12,100	(309,518)
Kennametal, Inc.	9,800	(382,592)
Manitowoc Co., Inc. (The)	60,600	(1,245,936)
PACCAR, Inc.	20,300	(1,026,368)
Pentair Ltd. (Switzerland)	16,600	(875,650)
Rexnord Corp.*	3,100	(65,813)
SPX Corp.	4,700	(371,112)
Stanley Black & Decker, Inc.	11,300	(914,961)
Terex Corp.*	269,216	(9,266,415)
Titan International, Inc.	237,264	(5,001,525)
Wabash National Corp.*	31,700	(322,072)
Watts Water Technologies, Inc. (Class A Stock)	7,600	(364,724)

		(26,617,279)

Manufacturing — (0.1)%
Dover Corp.	24,951	(1,818,429)
General Electric Co.	95,600	(2,210,272)
Illinois Tool Works, Inc.	23,756	(1,447,691)

		(5,476,392)

Media — (0.4)%
Cablevision Systems Corp. (Class A Stock)	25,400	(379,984)
Charter Communications, Inc. (Class A Stock)*	6,000	(625,080)
Comcast Corp. (Class A Stock)	77,094	(3,238,719)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Media (cont’d.)
Discovery Communications, Inc. (Class A Stock)*	49,027	$(3,860,386)
DreamWorks Animation SKG, Inc. (Class A Stock)*	36,600	(693,936)
Gannett Co., Inc.	33,574	(734,263)
Interpublic Group of Cos., Inc. (The)	79,940	(1,041,618)
Lamar Advertising Co. (Class A Stock)*	5,200	(252,772)
Liberty Global, Inc.*	11,475	(787,529)
Liberty Global, Inc. (Class A Stock)*	92,097	(6,759,920)
Lions Gate Entertainment Corp. (Canada)*	31,500	(748,755)
News Corp. (Class A Stock)	13,000	(396,760)
News Corp. (Class B Stock)	48,565	(1,493,859)
Scripps Networks Interactive, Inc. (Class A Stock)	20,743	(1,334,605)
Sirius XM Radio, Inc.	1,432,458	(4,411,971)
Time Warner, Inc.	1,800	(103,716)
Virgin Media, Inc.	40,375	(1,977,164)
Walt Disney Co. (The)	11,929	(677,567)
Washington Post Co. (The) (Class B Stock)	3,763	(1,682,061)

		(31,200,665)

Metals & Mining — (0.1)%
Alcoa, Inc.	23,401	(199,377)
Allied Nevada Gold Corp.*	24,500	(403,270)
AM Castle & Co.*	16,840	(294,700)
ArcelorMittal (Luxembourg)	2,654	(34,582)
AuRico Gold, Inc. (Canada)	21,519	(135,355)
Carpenter Technology Corp.	7,200	(354,888)
Cliffs Natural Resources, Inc.	65,149	(1,238,482)
Coeur d’Alene Mines Corp.*	33,391	(629,754)
Compass Minerals International, Inc.	2,900	(228,810)
First Majestic Silver Corp. (Canada)*	7,964	(128,964)
First Quantum Minerals Ltd. (Canada)	27,900	(530,618)
Freeport-McMoRan Copper & Gold, Inc.	15,964	(528,408)
Hecla Mining Co.	88,757	(350,590)
Nucor Corp.	44,527	(2,054,921)
Royal Gold, Inc.	9,100	(646,373)
RTI International Metals, Inc.*	31,387	(994,654)
Sterlite Industries India Ltd. (India), ADR	643	(4,488)
Stillwater Mining Co.*	62,543	(808,681)
Tenaris SA (Luxembourg), ADR	9,144	(372,892)
Thompson Creek Metals Co., Inc. (Canada)*	84,216	(252,648)
United States Steel Corp.	3,129	(61,016)
Vulcan Materials Co.	4,180	(216,106)
Walter Energy, Inc.	6,500	(185,250)

		(10,654,827)

Multiline Retail
Big Lots, Inc.*	10,700	(377,389)
Fred’s, Inc. (Class A Stock)	7,600	(103,968)
Saks, Inc.*	35,756	(410,121)

		(891,478)

Multi-Utilities — (0.1)%
Black Hills Corp.	5,000	(220,200)
CMS Energy Corp.	8,300	(231,902)
Consolidated Edison, Inc.	32,289	(1,970,598)
Dominion Resources, Inc.	7,220	(420,060)
Integrys Energy Group, Inc.	13,600	(790,976)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Multi-Utilities (cont’d.)
MDU Resources Group, Inc.	21,670	$(541,533)
NiSource, Inc.	31,300	(918,342)
Public Service Enterprise Group, Inc.	29,400	(1,009,596)
TECO Energy, Inc.	31,100	(554,202)
Wisconsin Energy Corp.	25,694	(1,102,016)

		(7,759,425)

Office Electronics
Xerox Corp.	34,300	(294,980)

Oil, Gas & Consumable Fuels — (0.3)%
Alpha Natural Resources, Inc.*	95,000	(779,950)
Approach Resources, Inc.*	16,100	(396,221)
Bill Barrett Corp.*	22,500	(456,075)
Bonanza Creek Energy, Inc.*	8,900	(344,163)
Cal Dive International, Inc.*	96,814	(174,265)
Carrizo Oil & Gas, Inc.*	21,200	(546,324)
Cheniere Energy, Inc.*	7,500	(210,000)
Chesapeake Energy Corp.	31,000	(632,710)
Cimarex Energy Co.	12,100	(912,824)
Clayton Williams Energy, Inc.*	900	(39,357)
Cobalt International Energy, Inc.*	29,603	(834,805)
Comstock Resources, Inc.*	22,100	(359,125)
Concho Resources, Inc.*	2,400	(233,832)
CONSOL Energy, Inc.	43,980	(1,479,927)
CVR Energy, Inc. Escrow*	480	—
Devon Energy Corp.	20,080	(1,132,914)
Energy XXI Bermuda Ltd. (Bermuda)	13,369	(363,904)
Exxon Mobil Corp.	13,585	(1,224,144)
Green Plains Renewable Energy, Inc.*	22,347	(255,650)
Gulfport Energy Corp.*	26,900	(1,232,827)
Halcon Resources Corp.*	28,400	(221,236)
Kodiak Oil & Gas Corp. (Canada)*	90,600	(823,554)
Kosmos Energy Ltd. (Bermuda)*	11,200	(126,560)
Northern Oil and Gas, Inc.*	27,800	(399,764)
PDC Energy, Inc.*	14,800	(733,636)
Petrominerales Ltd. (Canada), (TSX)	1,010	(6,144)
Petrominerales Ltd. (Canada), (OTC)	12,040	(73,306)
Pioneer Natural Resources Co.	6,821	(847,509)
Polarcus Ltd. (Cayman Islands)*	38,770	(42,416)
QEP Resources, Inc.	24,100	(767,344)
Resolute Energy Corp.*	27,000	(310,770)
Rosetta Resources, Inc.*	5,100	(242,658)
Sanchez Energy Corp.*	39,994	(796,680)
Southwestern Energy Co.*	8,590	(320,063)
Teekay Corp. (Marshall Islands)	10,300	(370,388)
Tesoro Corp.	10,234	(599,201)
TransCanada Corp. (Canada)	11,295	(540,918)
Triangle Petroleum Corp.*	19,100	(126,060)
Vantage Drilling Co. (Cayman Islands)*	214,605	(375,559)
Western Energy Services Corp. (Canada)	7,847	(57,703)
Western Refining, Inc.	43,509	(1,540,654)
Whiting Petroleum Corp.*	345	(17,540)
WPX Energy, Inc.*	18,570	(297,491)
ZaZa Energy Corp.*	20,861	(37,758)

		(21,283,929)

Paper & Forest Products
International Paper Co.	6,593	(307,102)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Louisiana-Pacific Corp.*	34,200	$(738,720)
MeadWestvaco Corp.	7,780	(282,414)

		(1,328,236)

Personal Products
Elizabeth Arden, Inc.*	5,900	(237,475)
Estee Lauder Cos., Inc. (The) (Class A Stock)	15,638	(1,001,301)

		(1,238,776)

Pharmaceuticals — (0.1)%
AbbVie, Inc.	11,920	(486,098)
Akorn, Inc.*	26,400	(365,112)
Eli Lilly & Co.	41,959	(2,382,852)
Forest Laboratories, Inc.*	11,679	(444,269)
Hospira, Inc.*	15,895	(521,833)
Johnson & Johnson	2,200	(179,366)
Mead Johnson Nutrition Co.	11,638	(901,363)
Medicines Co. (The)*	13,693	(457,620)
Nektar Therapeutics*	30,200	(332,200)
Pacira Pharmaceuticals, Inc.*	9,400	(271,284)
Perrigo Co.	1,700	(201,841)
Pfizer, Inc.	11,060	(319,192)
Viropharma, Inc.*	53,434	(1,344,399)

		(8,207,429)

Pipelines
Spectra Energy Corp.	8,770	(269,678)

Professional Services
Advisory Board Co. (The)*	9,700	(509,444)
Corporate Executive Board Co. (The)	1,700	(98,872)
FTI Consulting, Inc.*	7,400	(278,684)
IHS, Inc. (Class A Stock)*	2,100	(219,912)
On Assignment, Inc.*	9,900	(250,569)

		(1,357,481)

Real Estate
AV Homes, Inc.*	29,620	(394,835)

Real Estate Investment Trusts — (0.4)%
Acadia Realty Trust	1,300	(36,101)
Annaly Capital Management, Inc.	2,112	(33,560)
Associated Estates Realty Corp.	5,000	(93,200)
AvalonBay Communities, Inc.	1,260	(159,604)
BioMed Realty Trust, Inc.	76,052	(1,642,723)
Boston Properties, Inc.	10,022	(1,012,823)
BRE Properties, Inc.	1,000	(48,680)
Coresite Realty Corp.	7,270	(254,305)
Corporate Office Properties Trust	18,480	(493,046)
Cousins Properties, Inc.	8,000	(85,520)
CubeSmart	3,900	(61,620)
CYS Investments, Inc.	21,400	(251,236)
DCT Industrial Trust, Inc.	147,950	(1,094,830)
DDR Corp.	67,397	(1,174,056)
Digital Realty Trust, Inc.	10,400	(695,864)
Douglas Emmett, Inc.	17,100	(426,303)
EastGroup Properties, Inc.	13,907	(809,387)
Essex Property Trust, Inc.	2,700	(406,566)
Excel Trust, Inc.	11,720	(159,978)
Glimcher Realty Trust	7,700	(89,320)
Health Care REIT, Inc.	39,592	(2,688,693)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Host Hotels & Resorts, Inc.	228,440	$(3,995,416)
Hudson Pacific Properties, Inc.	22,400	(487,200)
iStar Financial, Inc.*	20,666	(225,053)
Kilroy Realty Corp.	44,024	(2,306,858)
Lexington Realty Trust	63,474	(748,993)
Mack-Cali Realty Corp.	23,310	(666,899)
Mid-America Apartment Communities, Inc.	13,520	(933,691)
NorthStar Realty Finance Corp.	42,472	(402,635)
Pebblebrook Hotel Trust.	5,600	(144,424)
Plum Creek Timber Co., Inc.	19,400	(1,012,680)
Realty Income Corp.	22,532	(1,021,826)
Regency Centers Corp.	11,900	(629,629)
Ryman Hospitality Properties	68,207	(3,120,470)
Sabra Health Care REIT, Inc.	3,800	(110,238)
SL Green Realty Corp.	15,134	(1,303,189)
Sr. Housing Properties Trust	41,100	(1,102,713)
STAG Industrial, Inc.	3,700	(78,699)
Tanger Factory Outlet Centers	20,620	(746,032)
Vornado Realty Trust	15,100	(1,262,964)
Weingarten Realty Investors	48,870	(1,541,849)

		(33,558,873)

Real Estate Management & Development
Brookfield Office Properties, Inc. (Canada)	34,950	(600,092)
Forest City Enterprises, Inc. (Class A Stock)*	25,700	(456,689)

		(1,056,781)

Retail & Merchandising — (0.1)%
Group 1 Automotive, Inc.	8,900	(534,623)
McDonald’s Corp.	11,280	(1,124,503)
Wal-Mart Stores, Inc.	25,949	(1,941,764)

		(3,600,890)

Road & Rail — (0.2)%
Arkansas Best Corp.	12,200	(142,496)
Avis Budget Group, Inc.*	76,020	(2,115,637)
Genesee & Wyoming, Inc. (Class A Stock)*	13,981	(1,301,771)
Hertz Global Holdings, Inc.*	489,774	(10,902,369)
Knight Transportation, Inc.	41,179	(662,982)
Swift Transportation Co.*	2,635	(37,364)
Werner Enterprises, Inc.	39,221	(946,795)

		(16,109,414)

Semiconductors & Semiconductor Equipment — (0.3)%
Altera Corp.	15,700	(556,879)
Analog Devices, Inc.	16,840	(782,892)
ASML Holding NV (Netherlands)	30,104	(2,047,373)
Atmel Corp.*	125,720	(875,011)
Broadcom Corp. (Class A Stock)	7,400	(256,558)
Cabot Microelectronics Corp.*	1,500	(52,125)
Cavium, Inc.*	23,900	(927,559)
Cirrus Logic, Inc.*	10,100	(229,775)
Cypress Semiconductor Corp.*	27,040	(298,251)
Diodes, Inc.*	11,400	(239,172)
GT Advanced Technologies, Inc.*	27,241	(89,623)
Integrated Device Technology, Inc.*	158,981	(1,187,588)
Intel Corp.	55,688	(1,216,783)
International Rectifier Corp.*	23,700	(501,255)
Lam Research Corp.*	1,500	(62,190)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Linear Technology Corp.	21,005	$(805,962)
Marvell Technology Group Ltd. (Bermuda)	39,970	(422,883)
Maxim Integrated Products, Inc.	32,670	(1,066,676)
Microchip Technology, Inc.	164,460	(6,045,550)
Micron Technology, Inc.*	97,100	(969,058)
Monolithic Power Systems, Inc.	5,700	(138,909)
NVIDIA Corp.	40,338	(517,133)
Rambus, Inc.*	673	(3,776)
Semtech Corp.*	3,600	(127,404)
Taiwan Semiconductor Manufacturing Co.
Ltd. (Taiwan), ADR	101,968	(1,752,830)
Teradyne, Inc.*	35,890	(582,136)
TriQuint Semiconductor, Inc.*	71,800	(362,590)
Xilinx, Inc.	43,632	(1,665,433)

		(23,783,374)

Software — (0.3)%
ACI Worldwide, Inc.*	10,400	(508,144)
BroadSoft, Inc.*	11,400	(301,758)
Concur Technologies, Inc.*	13,500	(926,910)
Electronic Arts, Inc.*	127,549	(2,257,617)
Guidewire Software, Inc.*	9,800	(376,712)
Imperva, Inc.*	2,800	(107,800)
Interactive Intelligence Group, Inc.*	3,300	(146,355)
Intuit, Inc.	4,740	(311,181)
Jive Software, Inc.*	24,000	(364,800)
NetSuite, Inc.*	3,300	(264,198)
QLIK Technologies, Inc.*	24,100	(622,503)
RealPage, Inc.*	9,800	(202,958)
salesforce.com, Inc.*	44,289	(7,920,202)
Sourcefire, Inc.*	12,100	(716,683)
Splunk, Inc.*	22,100	(884,663)
Synchronoss Technologies, Inc.*	14,600	(453,038)
SYNNEX Corp.*	43,751	(1,618,787)
Take-Two Interactive Software, Inc.*	28,648	(462,665)
Tangoe, Inc.*	13,800	(170,982)
TiVo, Inc.*	61,800	(765,702)
Ultimate Software Group, Inc.*	2,000	(208,320)
Workday, Inc.	6,900	(425,247)

		(20,017,225)

Specialty Retail — (0.1)%
Bed Bath & Beyond, Inc.*	4,990	(321,456)
Brown Shoe Co., Inc.	2,600	(41,600)
Cabela’s, Inc.*	9,300	(565,254)
CarMax, Inc.*	30,520	(1,272,684)
Conn’s, Inc.*	10,200	(366,180)
DSW, Inc. (Class A Stock)	12,100	(771,980)
Lithia Motors, Inc. (Class A Stock)	1,000	(47,480)
Monro Muffler Brake, Inc.	11,300	(448,723)
O’Reilly Automotive, Inc.*	8,610	(882,956)
Penske Automotive Group, Inc.	2,300	(76,728)
Pep Boys-Manny Moe & Jack (The)*	22,400	(264,096)
Rent-A-Center, Inc.	14,900	(550,406)
Restoration Hardware Holdings, Inc.	1,500	(52,500)
Stage Stores, Inc.	7,700	(199,276)
Tiffany & Co.	13,400	(931,836)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Ulta Salon Cosmetics & Fragrance, Inc.*	3,200	$(259,744)
Zumiez, Inc.*	5,400	(123,660)

		(7,176,559)

Telecommunications
Level 3 Communications, Inc.*	72,652	(1,474,109)

Textiles, Apparel & Luxury Goods — (0.1)%
Fifth & Pacific Cos., Inc.*	268,223	(5,064,050)
Jones Group, Inc. (The)	9,600	(122,112)
Oxford Industries, Inc.	1,100	(58,410)
Quiksilver, Inc.*	63,200	(383,624)
Under Armour, Inc. (Class A Stock)*	15,200	(778,240)
Wolverine World Wide, Inc.	15,600	(692,172)

		(7,098,608)

Thrifts & Mortgage Finance
Astoria Financial Corp.	3,900	(38,454)
Brookline Bancorp, Inc.	7,400	(67,636)
Investors Bancorp, Inc.	2,042	(38,349)
New York Community Bancorp, Inc.	30,800	(441,980)

Northwest Bancshares, Inc.	3,200	(40,608)
People’s United Financial, Inc.	60,400	(811,776)

		(1,438,803)

Tobacco — (0.1)%
Altria Group, Inc.	72,728	(2,501,116)
Philip Morris International, Inc.	7,300	(676,783)
Reynolds American, Inc.	9,000	(400,410)

		(3,578,309)

Toys
Hasbro, Inc.	11,550	(507,507)

Trading Companies & Distributors — (0.1)%
Fastenal Co.	20,530	(1,054,216)
H&E Equipment Services, Inc.	1,900	(38,760)
Kaman Corp.	15,041	(533,504)
TAL International Group, Inc.	8,200	(371,542)
Titan Machinery, Inc.*	20,047	(556,304)
United Rentals, Inc.*	83,962	(4,615,391)
WESCO International, Inc.*	700	(50,827)

		(7,220,544)

Transportation
FedEx Corp.	2,195	(215,549)
Heartland Express, Inc.	74,305	(991,229)
Ultrapetrol Bahamas Ltd. (Bahamas)*	7,958	(21,248)

		(1,228,026)

Water Utilities
Aqua America, Inc.	19,600	(616,224)

Wireless Telecommunication Services
Crown Castle International Corp.*	12,400	(863,536)
SBA Communications Corp. (Class A Stock)*	13,300	(957,866)

		(1,821,402)

TOTAL COMMON STOCKS (proceeds received $417,904,451)		(495,206,628)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

			Shares	Value
EXCHANGE TRADED FUNDS — (0.1)%
SPDR Barclays High Yield Bond			39,689	$(1,631,615)
SPDR S&P 500 ETF Trust			14,593	(2,284,534)

TOTAL EXCHANGE TRADED FUNDS (proceeds received $3,856,650)				(3,916,149)

PREFERRED STOCK
Automobiles
General Motors Co. (proceeds received $428,684)			10,875	(466,973)

Interest Rate	Maturity Date		Principal Amount (000)#

U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc. (proceeds received $2,175,938)
5.500%	TBA		2,000	(2,181,250)

TOTAL SECURITIES SOLD SHORT (proceeds received $424,365,723)				(501,771,000)

		Counterparty	Notional Amount (000)#

OPTIONS WRITTEN*
Call Options
10 Year U.S. Treasury Notes Futures,
expiring 04/26/13, Strike Price $132.50			1,600	(5,500)
Currency Option USD vs JPY,
expiring 04/16/13, @ FX Rate 97.00		Barclays Capital Group	2,000	(4,529)
expiring 09/24/13, @ FX Rate 104.00		Bank of America	600	(3,390)
expiring 09/24/13, @ FX Rate 104.00		JPMorgan Chase	500	(2,825)
Currency Option USD vs MXN,
expiring 04/08/13, @ FX Rate 13.40		Barclays Capital Group	760	(10)
expiring 04/08/13, @ FX Rate 13.40		Hong Kong & Shanghai Bank	1,170	(15)
expiring 05/02/13, @ FX Rate 13.18		Hong Kong & Shanghai Bank	730	(633)
expiring 05/16/13, @ FX Rate 12.80		Bank of America	740	(3,372)
expiring 05/16/13, @ FX Rate 12.80		JPMorgan Chase	740	(3,372)
Currency Option USD vs ZAR,
expiring 04/25/13, @ FX Rate 9.70		Morgan Stanley	1,768	(3,788)
expiring 05/02/13, @ FX Rate 9.30		UBS Securities	730	(8,855)
expiring 05/03/13, @ FX Rate 9.40		Deutsche Bank	597	(5,289)
Dell, Inc.,
expiring 04/20/13, Strike Price $14.00			9	(3,600)
expiring 05/18/13, Strike Price $13.00			12	(16,240)

	Counterparty	Notional Amount (000)#	Value

OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 05/18/13, Strike Price $ 14.00		9	$(4,500)
Elan Corp. PLC,
expiring 04/20/13, Strike Price $ 11.00		18	(13,500)
H.J. Heinz Co.,
expiring 09/21/13, Strike Price $ 75.00		50	(7,560)
HealthSouth Corp.,
expiring 04/20/13, Strike Price $ 30.00		6	(305)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR, expiring 04/02/13	Goldman Sachs & Co.	2,200	(135)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 04/29/13	Morgan Stanley	1,400	(129)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 04/29/13	Morgan Stanley	300	(28)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Bank of America	4,800	(16,205)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Bank of America	1,000	(3,376)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	2,900	(9,791)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	900	(3,038)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.	8,300	(28,022)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.	900	(3,038)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase		2,800	$(9,453)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase		600	(2,026)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley		6,100	(20,594)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley		1,300	(4,389)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Royal Bank of Scotland Group PLC		500	(1,688)
Pay a fixed rate of 0.40% and receive a floating rate based on 6-month Euribor, expiring 03/12/14	Deutsche Bank	EUR	3,800	(7,077)
Pay a fixed rate of 0.40% and receive a floating rate based on 6-month Euribor, expiring 03/12/14	Royal Bank of Scotland Group PLC	EUR	4,200	(7,822)
Knight Capital Group, Inc.,
expiring 07/20/13, Strike Price $4.00			4	(273)
expiring 07/20/13, Strike Price $5.00			1	(84)
S&P 500 Index,
expiring 04/20/13, Strike Price $1,540.00			6	(213,000)
expiring 04/20/13, Strike Price $1,610.00			20	(31,000)
expiring 04/20/13, Strike Price $1,615.00			28	(30,302)
expiring 04/20/13, Strike Price $1,620.00			95	(85,860)
expiring 04/20/13, Strike Price $1,625.00			88	(56,940)
expiring 04/20/13, Strike Price $1,630.00			56	(22,280)
expiring 04/20/13, Strike Price $1,640.00			40	(12,000)
expiring 04/20/13, Strike Price $1,650.00			40	(8,000)
expiring 05/18/13, Strike Price $1,640.00			68	(122,040)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
expiring 06/22/13, Strike Price $1,540.00			2	$(117,829)
Sprint Nextel Corp.,
expiring 01/18/14, Strike Price $10.00			41	(2,863)
SUPERVALU, Inc.,
expiring 07/20/13, Strike Price $5.00			64	(28,935)

				(935,500)

Put Options
1 Year Euribor Mid-Curve Options,
expiring 06/17/13, Strike Price $99.25			131,000	(8,396)
10 Year U.S. Treasury Notes Futures,
expiring 04/26/13, Strike Price $129.00			1,600	(500)
Currency Option EUR vs USD,
expiring 04/25/13, @ FX Rate1.28	Citigroup Global Markets	EUR	2,815	(26,451)
Currency Option USD vs JPY,
expiring 04/16/13, @ FX Rate 89.00	Bank of America		2,000	(1,071)
expiring 09/24/13, @ FX Rate 88.00	Bank of America		600	(6,395)
expiring 09/24/13, @ FX Rate 88.25	JPMorgan Chase		500	(5,607)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		2,700	(4,831)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		500	(947)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		300	(568)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank		500	(927)
Interest Rate Swap Options,
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, expiring 04/02/13	Goldman Sachs & Co.		2,200	(5,238)
Receive a fixed rate of 1.90% and pay a floating rate based on 6-month Euribor, expiring 04/02/13	Credit Suisse First Boston Corp.	EUR	1,000	—
Receive a fixed rate of 0.85% and pay a floating rate based on 6-month Euribor, expiring 04/24/13	Barclays Capital Group	EUR	6,100	(66)
Receive a fixed rate of 0.85% and pay a floating rate based on 6-month Euribor, expiring 04/24/13	Barclays Capital Group	EUR	1,600	(17)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	Morgan Stanley		1,400	$(941)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	Morgan Stanley		300	(202)
Receive a fixed rate of 1.50% and pay a floating rate based on 6-month Euribor, expiring 06/03/13	Bank of America	EUR	1,200	(183)
Receive a fixed rate of 1.50% and pay a floating rate based on 6-month Euribor, expiring 06/03/13	Credit Suisse First Boston Corp.	EUR	300	(46)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Bank of America	EUR	6,100	(1,332)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Bank of America	EUR	1,800	(393)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	EUR	2,900	(633)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	EUR	700	(153)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Credit Suisse First Boston Corp.	EUR	2,800	(611)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Credit Suisse First Boston Corp.	EUR	800	(175)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Hong Kong & Shanghai Bank	EUR	1,300	(284)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Hong Kong & Shanghai Bank	EUR	100	$(22)
Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	EUR	1,100	(457)
Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Citigroup Global Markets	EUR	300	(125)
Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Deutsche Bank	EUR	1,100	(457)
Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Royal Bank of Scotland Group PLC	EUR	100	(42)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Bank of America		4,800	(15,184)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Bank of America		1,000	(3,163)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group		2,900	(9,174)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group		900	(2,847)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.		8,300	(26,256)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.		900	(2,847)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase	2,800	$(8,858)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase	600	(1,898)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	6,100	(19,297)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley	1,300	(4,112)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Royal Bank of Scotland Group PLC	500	(1,582)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank	1,900	(5,972)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank	800	(2,515)
Receive a fixed rate of 0.40% and pay a floating rate based on 6-month Euribor, expiring 03/12/14	Deutsche Bank	EUR 3,800	(7,752)
Receive a fixed rate of 0.40% and pay a floating rate based on 6-month Euribor, expiring 03/12/14	Royal Bank of Scotland Group PLC	EUR 4,200	(8,568)
Receive a fixed rate of 2.85% and pay a floating rate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank	4,100	(6,370)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America	8,000	(143,122)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets	5,000	$(89,453)
S&P 500 Index,
expiring 04/20/13, Strike Price $1,340.00		40	(11,940)
expiring 04/20/13, Strike Price $1,350.00		72	(25,060)
expiring 04/20/13, Strike Price $1,360.00		20	(4,000)
expiring 04/20/13, Strike Price $1,380.00		52	(25,850)
expiring 04/20/13, Strike Price $1,390.00		52	(25,850)
expiring 04/20/13, Strike Price $1,400.00		32	(19,140)
expiring 04/20/13, Strike Price $1,410.00		60	(50,745)
expiring 04/20/13, Strike Price $1,420.00		72	(57,280)
expiring 04/20/13, Strike Price $1,430.00		40	(38,000)
expiring 04/20/13, Strike Price $1,440.00		12	(13,090)
expiring 04/20/13, Strike Price $1,450.00		72	(93,080)
expiring 04/20/13, Strike Price $1,505.00		8	(32,400)
expiring 04/20/13, Strike Price $1,510.00		4	(18,040)
expiring 05/18/13, Strike Price $1,350.00		20	(31,000)
expiring 05/18/13, Strike Price $1,380.00		60	(125,370)
expiring 05/18/13, Strike Price $1,390.00		20	(69,000)
expiring 05/18/13, Strike Price $1,400.00		24	(63,335)
expiring 06/22/13, Strike Price $1,450.00		40	(461,680)
expiring 06/22/13, Strike Price $1,460.00		20	(280,000)
expiring 06/22/13, Strike Price $1,475.00		20	(299,000)
expiring 06/22/13, Strike Price $1,545.00		6	(165,000)
expiring 06/22/13, Strike Price $1,550.00		2	(60,800)
expiring 06/22/13, Strike Price $1,555.00		5	(165,600)

			(2,561,300)

TOTAL OPTIONS WRITTEN
(premiums received $5,482,466)			(3,496,800)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Value
TOTAL INVESTMENTS, NET OF SECURITIES SOLD
SHORT AND OPTIONS WRITTEN — 98.4%
(cost $7,360,303,770)	$8,022,173,540
Other assets in excess of liabilities(x) — 1.6%	129,158,137

NET ASSETS — 100.0%	$8,151,331,677

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Security
ASX	Australian Securities Exchange
BPS	Basis Points
CAC	French Stock Market Index
CBOE	Chicago Board Options Exchange
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVT	Convertible Security
DAX	German Stock Index
DIP	Debtor-In-Possession
EAFE	Europe, Australia, Far East
ETF	Exchange Traded Fund
FDIC	Federal Deposit Insurance Corp.
IBEX	Spanish Exchange Index
iBoxx	Bond Market Indices
IO	Interest Only
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NR	Not Rated by Moody’s or Standard & Poor’s
NSA	Non-Seasonally Adjusted
NYSE	New York Stock Exchange
OMX	Stockholm Stock Exchange
OTC	Over-The-Counter
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
SPI	Swiss Performance Index
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real

CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
USD	United State Dollar
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,458,404; cash collateral of $75,125,459 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by Federal Home Loan Bank (coupon 2.300%, maturity date 01/25/ 2028, Federal Home Loan Mortgage Corp. (coupon rates 0.500%-4.000%, maturity dates 09/25/15-12/01/40) and U.S. Treasury Notes (coupon rates 0.125%-4.500%, maturity dates 12/31/13-05/15/38), with the aggregate value, including accrued interest, of $118,671,047.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreement held at reporting period end:

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)
Long Positions:
2,928	90 Day Euro Dollar	Sep. 2013	$729,423,838	$729,291,600	$(132,238)
22	90 Day Euro Dollar	Sep. 2015	5,451,955	5,456,550	4,595
56	90 Day Euro Dollar	Mar. 2016	13,844,547	13,853,700	9,153
12	90 Day Euro Euribor	Sep. 2014	3,828,642	3,829,219	577
173	90 Day Euro Euribor	Dec. 2014	55,087,118	55,171,304	84,186
71	90 Day Euro Euribor	Mar. 2015	22,540,170	22,628,906	88,736
39	90 Day Euro Euribor	Jun. 2015	12,394,135	12,421,839	27,704
184	90 Day Euro Euribor	Sep. 2015	58,543,734	58,561,375	17,641
22	90 Day Euro Euribor	Dec. 2015	6,982,195	6,995,911	13,716
404	90 Day Sterling	Dec. 2014	76,107,494	76,310,531	203,037
79	90 Day Sterling	Jun. 2015	14,897,342	14,907,104	9,762
125	90 Day Sterling	Sep. 2015	23,550,913	23,570,571	19,658
82	90 Day Sterling	Dec. 2015	15,437,376	15,449,835	12,459
160	3 Year Australian Treasury Bonds	Jun. 2013	48,023,127	48,124,997	101,870
133	5 Year Euro-Bobl	Jun. 2013	21,495,808	21,604,061	108,253
498	10 Year Euro-Bund	Jun. 2013	91,633,467	92,875,481	1,242,014
2	10 Year Japanese Bonds	Jun. 2013	3,076,645	3,098,954	22,309
287	10 Year U.K. Gilt	Jun. 2013	50,477,125	51,798,064	1,320,939
542	10 Year U.S. Treasury Notes	Jun. 2013	71,251,740	71,535,531	283,791
64	Amsterdam Exchanges Index	Apr. 2013	5,710,686	5,700,046	(10,640)
250	CBOE Volatility Index	Jun. 2013	4,128,550	4,150,000	21,450
47	DAX Index	Jun. 2013	12,031,354	11,748,946	(282,408)
108	FTSE 100 Index	Jun. 2013	10,437,733	10,422,075	(15,658)
119	Hang Seng Index	Apr. 2013	16,998,339	17,105,230	106,891
300	Mini MSCI EAFE Index	Jun. 2013	25,010,231	24,888,000	(122,231)
350	Russell 2000 Mini	Jun. 2013	33,198,480	33,159,000	(39,480)
404	S&P 500	Jun. 2013	154,939,050	157,832,700	2,893,650
28	S&P 500 E-Mini	Jun. 2013	2,109,488	2,187,780	78,292
71	S&P/TSX 60 Index	Jun. 2013	10,282,325	10,188,886	(93,439)
13	TOPIX Index	Jun. 2013	1,356,594	1,436,926	80,332

					6,054,921

Short Positions:
173	2 Year U.S. Treasury Notes	Jun. 2013	38,133,313	38,138,391	(5,078)
35	5 Year U.S. Treasury Notes	Jun. 2013	4,335,078	4,341,914	(6,836)
51	10 Year Australian Treasury Bonds	Jun. 2013	47,471,506	47,574,962	(103,456)
88	10 Year Canadian Bonds	Jun. 2013	11,482,787	11,696,372	(213,585)
431	10 Year Mini Japanese Government Bonds	Jun. 2013	66,385,064	66,768,715	(383,651)
7	10 Year U.K. Gilt	Jun. 2013	1,223,163	1,263,367	(40,204)
14	30 Year U.S. Treasury Bonds	Jun. 2013	1,995,219	2,022,563	(27,344)
79	ASX SPI 200 Index	Jun. 2013	10,352,402	10,213,461	138,941
159	CAC 40 10 Euro	Apr. 2013	7,800,781	7,606,368	194,413
19	DAX Index.	Jun. 2013	4,890,033	4,749,574	140,459
100	FTSE/MIB Index	Jun. 2013	10,126,391	9,637,620	488,771
115	IBEX 35 Index	Apr. 2013	12,360,560	11,548,204	812,356
505	S&P 500 E-Mini	Jun. 2013	39,088,106	39,458,175	(370,069)

					624,717

					$6,679,638

Commodity futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)
Long Positions:
46	Brent Crude	May 2013	$5,091,280	$5,060,920	$(30,360)
194	Brent Crude	Jul. 2013	21,055,523	21,225,540	170,017
196	Coffee ’C’	May 2013	10,535,700	10,080,525	(455,175)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Commodity futures contracts open at March 31, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)
Long Positions (cont’d.)
147	Copper	May 2013	$13,798,275	$12,502,350	$(1,295,925)
122	Copper	Dec. 2013	11,257,074	10,553,000	(704,074)
381	Corn	May 2013	13,378,065	13,244,513	(133,552)
185	Corn	Jul. 2013	6,644,215	6,253,000	(391,215)
238	Corn	Dec. 2013	6,635,147	6,408,150	(226,997)
86	Cotton No. 2	May 2013	3,448,220	3,803,780	355,560
68	Cotton No. 2	Jul. 2013	2,836,925	3,053,540	216,615
17	Cotton No. 2	Dec. 2013	728,056	742,645	14,589
19	Gas Oil	Apr. 2013	1,882,900	1,739,450	(143,450)
110	Gasoline RBOB	May 2013	14,420,435	14,370,972	(49,463)
268	Gold 100 OZ	Jun. 2013	42,419,380	42,764,760	345,380
61	Hard Red Winter Wheat	May 2013	2,444,450	2,216,587	(227,863)
60	Hard Red Winter Wheat	Jul. 2013	2,475,100	2,196,750	(278,350)
109	Heating Oil	May 2013	14,821,796	13,949,166	(872,630)
102	Lean Hogs	Jun. 2013	3,718,740	3,715,860	(2,880)
112	Lean Hogs	Oct. 2013	3,829,383	3,669,120	(160,263)
114	Live Cattle	Jun. 2013	5,799,938	5,671,500	(128,438)
113	Live Cattle	Aug. 2013	5,645,871	5,659,040	13,169
47	LME Nickel	Apr. 2013	4,759,062	4,681,905	(77,157)
64	LME Nickel	May 2013	6,871,116	6,384,384	(486,732)
41	LME Nickel	Jun. 2013	3,993,768	4,096,392	102,624
40	LME Nickel	Sep. 2013	4,223,154	4,011,840	(211,314)
41	LME Nickel	Dec. 2013	4,283,991	4,127,142	(156,849)
248	LME PRI Aluminum	May 2013	13,138,129	11,761,400	(1,376,729)
276	LME PRI Aluminum	Jun. 2013	14,369,663	13,203,150	(1,166,513)
93	LME PRI Aluminum	Sep. 2013	5,047,650	4,479,694	(567,956)
149	LME PRI Aluminum	Dec. 2013	7,750,338	7,263,750	(486,588)
93	LME Zinc	May 2013	5,102,990	4,379,719	(723,271)
89	LME Zinc	Jun. 2013	4,372,419	4,214,706	(157,713)
42	LME Zinc	Sep. 2013	2,220,981	2,016,000	(204,981)
60	LME Zinc	Dec. 2013	3,057,375	2,911,500	(145,875)
589	Natural Gas	May 2013	20,069,210	23,701,360	3,632,150
256	Natural Gas	Dec. 2013	10,255,491	11,112,960	857,469
142	Natural Gas	Mar. 2014	6,033,493	6,155,700	122,207
96	Silver	May 2013	15,036,405	13,595,040	(1,441,365)
147	Soybean	May 2013	10,467,836	10,324,913	(142,923)
53	Soybean	Jul. 2013	3,880,137	3,671,575	(208,562)
101	Soybean	Nov. 2013	6,454,267	6,320,075	(134,192)
236	Soybean Meal	May 2013	10,051,454	9,548,560	(502,894)
170	Soybean Oil	May 2013	5,290,224	5,111,220	(179,004)
84	Soybean Oil	Jul. 2013	2,608,226	2,537,640	(70,586)
85	Soybean Oil	Dec. 2013	2,544,253	2,536,740	(7,513)
341	Sugar #11 (World)	May 2013	6,960,845	6,744,707	(216,138)
341	Sugar #11 (World)	Jul. 2013	7,376,869	6,759,984	(616,885)
169	Wheat	May 2013	6,347,996	5,811,487	(536,509)
84	Wheat	Sep. 2013	3,691,294	2,936,850	(754,444)
82	Wheat	Dec. 2013	3,513,648	2,924,325	(589,323)
205	WTI Crude	May 2013	19,910,750	19,932,150	21,400
132	WTI Crude	Jan. 2014	12,419,084	12,588,840	169,756

					(10,241,715)

Short Positions:
47	LME Nickel	Apr. 2013	4,586,676	4,681,905	(95,229)
24	LME Nickel	May 2013	2,404,866	2,394,144	10,722
46	LME Nickel	Jun. 2013	4,799,946	4,595,952	203,994
40	LME Nickel	Sep. 2013	4,159,272	4,011,840	147,432
1	LME Nickel	Dec. 2013	106,461	100,662	5,799
71	LME PRI Aluminum	May 2013	3,681,806	3,367,175	314,631
196	LME PRI Aluminum	Jun. 2013	10,212,488	9,376,150	836,338

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Commodity futures contracts open at March 31, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)
Short Positions (cont’d.)
93	LME PRI Aluminum	Sep. 2013	$4,879,888	$4,479,694	$400,194
15	LME PRI Aluminum	Dec. 2013	781,924	731,250	50,674
78	LME Zinc	Jun. 2013	3,984,081	3,693,787	290,294
42	LME Zinc	Sep. 2013	2,158,100	2,016,000	142,100
8	LME Zinc	Dec. 2013	414,100	388,200	25,900
4	Natural Gas	May 2013	147,560	160,960	(13,400)

					2,319,449

					$(7,922,266)

(1)

Cash of $4,549,976 and U.S. Treasury Securities with a market value of $55,830,814 has been segregated to cover requirement for open futures contracts as of March 31, 2013. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of March 31, 2013.

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/04/13	Credit Suisse First Boston Corp.	AUD	1,367	$1,426,471	$1,422,507	$(3,964)
Expiring 04/04/13	Credit Suisse First Boston Corp.	AUD	184	192,006	191,471	(535)
Expiring 04/04/13	Morgan Stanley	AUD	552	573,220	574,414	1,194
Expiring 04/04/13	Morgan Stanley	AUD	517	532,691	537,993	5,302
Expiring 06/19/13	Barclays Capital Group	AUD	3,511	3,619,369	3,632,983	13,614
Expiring 06/19/13	Barclays Capital Group	AUD	2,409	2,507,840	2,492,522	(15,318)
Expiring 06/19/13	Morgan Stanley	AUD	3,064	3,151,218	3,169,802	18,584
Expiring 06/19/13	UBS AG	AUD	1,600	1,624,978	1,655,379	30,401
Brazilian Real,
Expiring 04/02/13	Morgan Stanley	BRL	1,594	773,398	788,166	14,768
Expiring 04/02/13	UBS AG	BRL	317	153,309	156,782	3,473
Expiring 04/05/13	Royal Bank of Scotland Group PLC	BRL	88	44,543	43,297	(1,246)
Expiring 05/15/13	Citigroup Global Markets	BRL	23,100	11,584,754	11,369,565	(215,189)
Expiring 05/15/13	Citigroup Global Markets	BRL	4,050	2,021,463	1,993,366	(28,097)
Expiring 05/15/13	Citigroup Global Markets	BRL	700	355,890	344,532	(11,358)
Expiring 06/04/13	Credit Suisse First Boston Corp.	BRL	1,594	804,314	782,380	(21,934)
Expiring 06/04/13	Credit Suisse First Boston Corp.	BRL	317	159,994	155,631	(4,363)
Expiring 06/04/13	Hong Kong & Shanghai Bank	BRL	8,474	4,272,000	4,160,323	(111,677)
Expiring 06/04/13	Hong Kong & Shanghai Bank	BRL	106	52,736	51,808	(928)
Expiring 06/04/13	Morgan Stanley	BRL	3,296	1,658,000	1,618,076	(39,924)
Expiring 06/04/13	UBS AG	BRL	1,742	861,000	855,231	(5,769)
Expiring 06/04/13	UBS AG	BRL	1,423	715,000	698,520	(16,480)
Expiring 06/04/13	UBS AG	BRL	440	222,000	216,197	(5,803)
British Pound,
Expiring 04/02/13	Credit Suisse First Boston Corp.	GBP	176	266,981	267,417	436
Expiring 04/02/13	Hong Kong & Shanghai Bank	GBP	45,673	69,331,614	69,396,245	64,631
Expiring 04/04/13	Brown Brothers Harriman & Co.	GBP	1,324	2,011,860	2,011,381	(479)
Expiring 06/12/13	Hong Kong & Shanghai Bank	GBP	455	678,762	691,073	12,311
Expiring 06/12/13	Morgan Stanley	GBP	232	349,965	352,371	2,406
Expiring 06/19/13	Barclays Capital Group	GBP	11,331	16,857,472	17,208,610	351,138
Expiring 06/19/13	Barclays Capital Group	GBP	7,911	11,770,594	12,015,774	245,180
Expiring 06/19/13	Morgan Stanley	GBP	9,068	13,474,479	13,772,785	298,306
Expiring 06/19/13	Morgan Stanley	GBP	6,860	10,192,538	10,418,186	225,648
Expiring 06/19/13	Morgan Stanley	GBP	3,019	4,508,162	4,584,963	76,801
Expiring 06/19/13	UBS AG	GBP	7,875	11,716,733	11,960,477	243,744
Canadian Dollar,
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	1,432	1,407,947	1,408,785	838

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	2	$1,976	$1,980	$4
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	46	44,941	45,285	344
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	3	2,565	2,562	(3)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	1,494	1,457,996	1,469,270	11,274
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	192	186,183	188,684	2,501
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	190	189,032	186,689	(2,343)
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	187	186,137	183,378	(2,759)
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	106	103,151	104,561	1,410
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	68	66,246	66,677	431
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	58	56,129	56,751	622
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	25	25,180	24,559	(621)
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	5	5,204	5,068	(136)
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	5	5,119	5,051	(68)
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	5	4,503	4,384	(119)
Expiring 06/19/13	Barclays Capital Group	CAD	1,482	1,455,314	1,455,708	394
Expiring 06/19/13	UBS AG	CAD	3,600	3,494,654	3,537,119	42,465
Expiring 06/20/13	BNP Paribas	CAD	94	92,287	92,328	41
Expiring 06/20/13	Royal Bank of Canada	CAD	617	603,116	606,209	3,093
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	54	52,265	52,967	702
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	29	27,929	28,311	382
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	25	24,971	24,915	(56)
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	4	3,903	3,890	(13)
Chinese Yuan,
Expiring 08/05/13	Deutsche Bank	CNY	8,000	1,277,139	1,278,274	1,135
Expiring 08/05/13	UBS AG	CNY	25,466	4,032,607	4,069,053	36,446
Expiring 04/25/14	Barclays Capital Group	CNY	1,972	324,000	311,683	(12,317)
Expiring 04/25/14	Citigroup Global Markets	CNY	4,685	768,000	740,626	(27,374)
Expiring 04/25/14	Citigroup Global Markets	CNY	1,604	264,000	253,547	(10,453)
Expiring 04/25/14	Goldman Sachs & Co.	CNY	2,814	462,000	444,803	(17,197)
Expiring 04/25/14	Hong Kong & Shanghai Bank	CNY	1,308	215,000	206,827	(8,173)
Expiring 04/25/14	JPMorgan Chase	CNY	2,811	462,000	444,437	(17,563)
Expiring 04/25/14	JPMorgan Chase	CNY	1,793	294,000	283,521	(10,479)
Expiring 04/25/14	Royal Bank of Scotland Group PLC	CNY	4,687	768,000	740,930	(27,070)
Expiring 04/25/14	UBS AG	CNY	1,318	216,000	208,301	(7,699)
Expiring 04/25/14	UBS AG	CNY	1,311	216,000	207,277	(8,723)
Expiring 09/08/15	Barclays Capital Group	CNY	1,596	260,000	251,085	(8,915)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,448	571,428	542,263	(29,165)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,530	252,893	240,642	(12,251)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,090	177,000	171,488	(5,512)
Expiring 09/08/15	Morgan Stanley	CNY	738	120,000	116,074	(3,926)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (cont’d.),
Expiring 09/08/15	Morgan Stanley	CNY	554	$90,000	$87,126	$(2,874)
Euro,
Expiring 04/02/13	BNP Paribas	EUR	558	726,609	715,297	(11,312)
Expiring 04/02/13	Citigroup Global Markets	EUR	5,067	6,568,134	6,495,363	(72,771)
Expiring 04/02/13	Citigroup Global Markets	EUR	4,434	5,809,037	5,683,923	(125,114)
Expiring 04/02/13	Citigroup Global Markets	EUR	3,431	4,464,657	4,398,182	(66,475)
Expiring 04/02/13	Deutsche Bank	EUR	3,802	4,946,934	4,873,765	(73,169)
Expiring 04/02/13	Deutsche Bank	EUR	232	297,689	297,309	(380)
Expiring 04/02/13	Hong Kong & Shanghai Bank	EUR	139	180,413	178,183	(2,230)
Expiring 04/02/13	Morgan Stanley	EUR	2,924	3,807,492	3,748,261	(59,231)
Expiring 04/02/13	Morgan Stanley	EUR	977	1,275,884	1,252,412	(23,472)
Expiring 04/02/13	Royal Bank of Canada	EUR	207	272,836	265,353	(7,483)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	135	175,016	172,979	(2,037)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	66	86,256	84,315	(1,941)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	55	71,275	71,077	(198)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	31	41,007	40,231	(776)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	31	39,373	39,236	(137)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	29	38,092	37,493	(599)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	29	37,589	36,887	(702)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	26	34,512	33,846	(666)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	23	30,594	29,851	(743)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	23	29,793	29,399	(394)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	22	28,561	28,051	(510)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	21	27,864	27,251	(613)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	20	26,045	25,913	(132)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	20	25,797	25,516	(281)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	20	25,990	25,526	(464)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	20	25,639	25,321	(318)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	18	23,300	22,964	(336)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	17	21,765	21,401	(364)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	16	20,666	20,479	(187)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	15	19,938	19,653	(285)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	15	19,925	19,604	(321)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	14	17,853	17,746	(107)
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	8	10,541	10,426	(115)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 04/15/13	Royal Bank of Scotland Group PLC	EUR	14	$18,207	$18,209	$2
Expiring 05/02/13	Deutsche Bank	EUR	259	333,005	332,077	(928)
Expiring 06/17/13	Citigroup Global Markets	EUR	88	114,128	112,869	(1,259)
Expiring 06/19/13	Barclays Capital Group	EUR	25,185	32,781,797	32,302,822	(478,975)
Expiring 06/19/13	Barclays Capital Group	EUR	17,650	22,973,649	22,637,981	(335,668)
Expiring 06/19/13	Barclays Capital Group	EUR	3,457	4,477,188	4,434,245	(42,943)
Expiring 06/19/13	Barclays Capital Group	EUR	2,684	3,476,440	3,443,096	(33,344)
Expiring 06/19/13	Morgan Stanley	EUR	16,196	21,143,837	20,772,745	(371,092)
Expiring 06/19/13	Morgan Stanley	EUR	8,261	10,785,309	10,596,018	(189,291)
Expiring 06/19/13	UBS AG	EUR	16,125	20,974,467	20,682,355	(292,112)
Expiring 06/19/13	UBS AG	EUR	1,500	1,941,492	1,923,940	(17,552)
Indonesia Rupiah,
Expiring 04/15/13	UBS AG	IDR	3,601,488	359,000	369,751	10,751
Expiring 04/15/13	UBS AG	IDR	3,583,652	359,804	367,920	8,116
Expiring 07/15/13	JPMorgan Chase	IDR	7,185,140	731,684	728,798	(2,886)
Japanese Yen,
Expiring 04/17/13	Barclays Capital Group	JPY	114,434	1,232,241	1,215,795	(16,446)
Expiring 04/17/13	BNP Paribas	JPY	56,159	601,168	596,657	(4,511)
Expiring 04/17/13	Citigroup Global Markets	JPY	434,498	4,660,206	4,616,291	(43,915)
Expiring 04/17/13	Citigroup Global Markets	JPY	174,058	1,892,727	1,849,266	(43,461)
Expiring 04/17/13	Credit Suisse First Boston Corp.	JPY	116,759	1,260,706	1,240,497	(20,209)
Expiring 04/17/13	Credit Suisse First Boston Corp.	JPY	100,597	1,086,196	1,068,785	(17,411)
Expiring 04/17/13	Deutsche Bank	JPY	23,264	249,284	247,166	(2,118)
Expiring 04/17/13	Hong Kong & Shanghai Bank	JPY	33,670	353,812	357,724	3,912
Expiring 04/17/13	Hong Kong & Shanghai Bank	JPY	12,070	135,585	128,237	(7,348)
Expiring 04/17/13	Morgan Stanley	JPY	90,935	972,011	966,132	(5,879)
Expiring 06/19/13	Barclays Capital Group	JPY	334,340	3,484,925	3,553,808	68,883
Expiring 06/19/13	Barclays Capital Group	JPY	105,372	1,117,735	1,120,035	2,300
Expiring 06/19/13	Barclays Capital Group	JPY	38,444	400,713	408,633	7,920
Expiring 06/19/13	Morgan Stanley	JPY	429,095	4,478,823	4,560,981	82,158
Expiring 06/19/13	Morgan Stanley	JPY	208,384	2,211,586	2,214,977	3,391
Mexican Peso,
Expiring 04/03/13	Barclays Capital Group	MXN	11,014	834,080	891,210	57,130
Expiring 04/03/13	Barclays Capital Group	MXN	3,453	269,935	279,371	9,436
Expiring 04/03/13	Barclays Capital Group	MXN	1,859	145,000	150,391	5,391
Expiring 04/03/13	BNP Paribas	MXN	4,334	338,759	350,655	11,896
Expiring 04/03/13	BNP Paribas	MXN	3,563	277,855	288,325	10,470
Expiring 04/03/13	Citigroup Global Markets	MXN	14,070	1,092,000	1,138,503	46,503
Expiring 04/03/13	Credit Suisse First Boston Corp.	MXN	16,936	1,261,043	1,370,427	109,384
Expiring 04/03/13	Credit Suisse First Boston Corp.	MXN	6,151	476,803	497,714	20,911
Expiring 04/03/13	Deutsche Bank	MXN	351	26,780	28,419	1,639
Expiring 04/03/13	Goldman Sachs & Co.	MXN	2,519	197,000	203,822	6,822
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	5,851	456,979	473,452	16,473
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	3,127	243,000	253,028	10,028
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	2,243	175,000	181,518	6,518
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	1,859	145,000	150,417	5,417
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	1,066	80,770	86,291	5,521
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	695	54,000	56,255	2,255
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	387	30,362	31,288	926
Expiring 04/03/13	JPMorgan Chase	MXN	11,947	932,000	966,727	34,727
Expiring 04/03/13	JPMorgan Chase	MXN	5,722	445,000	463,003	18,003
Expiring 04/03/13	JPMorgan Chase	MXN	4,729	368,000	382,635	14,635
Expiring 04/03/13	JPMorgan Chase	MXN	1,487	116,000	120,318	4,318
Expiring 04/03/13	JPMorgan Chase	MXN	1,308	99,973	105,850	5,877
Expiring 04/03/13	Morgan Stanley	MXN	10,724	838,194	867,764	29,570
Expiring 04/03/13	Morgan Stanley	MXN	9,802	756,000	793,100	37,100
Expiring 04/03/13	Morgan Stanley	MXN	8,293	644,000	671,071	27,071
Expiring 04/03/13	Morgan Stanley	MXN	7,311	568,000	591,577	23,577

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 04/03/13	Morgan Stanley	MXN	4,170	$324,000	$337,423	$13,423
Expiring 04/03/13	Morgan Stanley	MXN	2,686	209,000	217,371	8,371
Expiring 04/03/13	UBS AG	MXN	24,537	1,909,000	1,985,460	76,460
Expiring 04/03/13	UBS AG	MXN	14,991	1,173,673	1,213,037	39,364
Expiring 04/03/13	UBS AG	MXN	8,421	641,000	681,378	40,378
Expiring 04/03/13	UBS AG	MXN	6,705	515,000	542,565	27,565
Expiring 04/03/13	UBS AG	MXN	4,608	358,000	372,875	14,875
Expiring 04/03/13	UBS AG	MXN	4,313	335,000	349,000	14,000
Expiring 04/03/13	UBS AG	MXN	615	48,125	49,763	1,638
Expiring 04/03/13	UBS AG	MXN	112	8,783	9,055	272
Expiring 05/06/13	UBS AG	MXN	2,802	219,000	226,006	7,006
Expiring 06/27/13	Hong Kong & Shanghai Bank	MXN	4,071	324,000	326,807	2,807
Expiring 06/27/13	Hong Kong & Shanghai Bank	MXN	2,563	200,000	205,730	5,730
Expiring 06/27/13	Hong Kong & Shanghai Bank	MXN	1,670	133,000	134,077	1,077
New Zealand Dollar,
Expiring 05/02/13	Barclays Capital Group	NZD	130	107,006	108,516	1,510
Norwegian Krone,
Expiring 04/09/13	Royal Bank of Scotland Group PLC	NOK	46	7,862	7,806	(56)
Expiring 06/19/13	Barclays Capital Group	NOK	25,248	4,301,364	4,308,600	7,236
Expiring 06/19/13	Barclays Capital Group	NOK	3,082	527,252	525,996	(1,256)
Expiring 06/19/13	Barclays Capital Group	NOK	1,409	245,237	240,473	(4,764)
Expiring 06/19/13	Morgan Stanley	NOK	15,018	2,562,527	2,562,772	245
Expiring 06/19/13	Morgan Stanley	NOK	13,895	2,423,567	2,371,233	(52,334)
Expiring 07/09/13	Royal Bank of Scotland Group PLC	NOK	45	7,751	7,694	(57)
Expiring 10/09/13	Royal Bank of Scotland Group PLC	NOK	46	7,810	7,753	(57)
South African Rand,
Expiring 04/04/13	Hong Kong & Shanghai Bank	ZAR	2,630	292,000	285,750	(6,250)
Expiring 04/08/13	Barclays Capital Group	ZAR	767	86,000	83,317	(2,683)
Expiring 04/08/13	Hong Kong & Shanghai Bank	ZAR	1,129	125,750	122,566	(3,184)
Expiring 04/30/13	Hong Kong & Shanghai Bank	ZAR	1,650	182,500	178,666	(3,834)
Expiring 04/30/13	UBS AG	ZAR	1,817	201,000	196,666	(4,334)
Expiring 05/06/13	JPMorgan Chase	ZAR	1,802	201,000	194,962	(6,038)
Swedish Krona,
Expiring 06/19/13	UBS AG	SEK	28,000	4,359,963	4,289,140	(70,823)
Swiss Franc,
Expiring 05/15/13	Barclays Capital Group	CHF	1,048	1,142,901	1,104,656	(38,245)
Expiring 06/19/13	UBS AG	CHF	12,375	13,023,314	13,050,205	26,891

				$419,640,888	$419,074,787	$(566,101)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/04/13	Barclays Capital Group	AUD	119	$124,351	$123,832	$519
Expiring 04/04/13	Credit Suisse First Boston Corp.	AUD	1,527	1,557,807	1,589,004	(31,197)
Expiring 04/04/13	Deutsche Bank	AUD	980	1,004,696	1,019,793	(15,097)
Expiring 04/04/13	Hong Kong & Shanghai Bank	AUD	1,889	1,920,282	1,965,704	(45,422)
Expiring 04/04/13	JPMorgan Chase	AUD	13,078	13,440,261	13,609,037	(168,776)
Expiring 04/04/13	JPMorgan Chase	AUD	4,760	4,891,852	4,953,282	(61,430)
Expiring 04/04/13	Royal Bank of Canada	AUD	465	482,758	483,882	(1,124)
Expiring 06/19/13	Barclays Capital Group	AUD	9,213	9,418,883	9,531,852	(112,969)
Expiring 06/19/13	Barclays Capital Group	AUD	2,232	2,281,438	2,308,801	(27,363)
Expiring 06/19/13	Morgan Stanley	AUD	24,622	25,245,918	25,474,211	(228,293)
Expiring 06/19/13	Morgan Stanley	AUD	8,738	8,958,875	9,039,888	(81,013)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 04/02/13	Credit Suisse First Boston Corp.	BRL	1,594		$810,573	$788,166	$22,407
Expiring 04/02/13	Credit Suisse First Boston Corp.	BRL	317		161,239	156,782	4,457
Expiring 04/05/13	Royal Bank of Scotland Group PLC	BRL	88		42,275	43,298	(1,023)
Expiring 05/15/13	Royal Bank of Scotland Group PLC	BRL	87		44,122	42,907	1,215
British Pound,
Expiring 04/02/13	Barclays Capital Group	GBP	526		795,501	799,213	(3,712)
Expiring 04/02/13	Barclays Capital Group	GBP	292		445,020	443,670	1,350
Expiring 04/02/13	Barclays Capital Group	GBP	98		146,440	148,903	(2,463)
Expiring 04/02/13	BNP Paribas	GBP	19,118		28,768,661	29,048,177	(279,516)
Expiring 04/02/13	Citigroup Global Markets	GBP	722		1,077,462	1,097,017	(19,555)
Expiring 04/02/13	Deutsche Bank	GBP	1,463		2,206,574	2,222,904	(16,330)
Expiring 04/02/13	JPMorgan Chase	GBP	2,129		3,180,915	3,234,834	(53,919)
Expiring 04/02/13	JPMorgan Chase	GBP	1,586		2,364,096	2,409,793	(45,697)
Expiring 04/02/13	Royal Bank of Canada	GBP	797		1,197,058	1,210,974	(13,916)
Expiring 04/02/13	Westpac Banking Corp.	GBP	19,118		28,778,039	29,048,178	(270,139)
Expiring 05/02/13	Hong Kong & Shanghai Bank	GBP	45,673		69,320,652	69,384,701	(64,049)
Expiring 06/12/13	Barclays Capital Group	GBP	280		426,578	425,276	1,302
Expiring 06/12/13	Deutsche Bank	GBP	170		256,303	258,203	(1,900)
Expiring 06/12/13	Royal Bank of Canada	GBP	3,246		4,907,887	4,930,162	(22,275)
Canadian Dollar,
Expiring 04/01/13	Royal Bank of Scotland Group PLC	CAD	1,976		1,915,762	1,945,254	(29,492)
Expiring 04/01/13	Royal Bank of Scotland Group PLC	CAD	572		560,906	562,895	(1,989)
Expiring 04/01/13	Royal Bank of Scotland Group PLC	CAD	138		134,062	135,334	(1,272)
Expiring 04/01/13	Royal Bank of Scotland Group PLC	CAD	12		11,456	11,569	(113)
Expiring 04/01/13	Royal Bank of Scotland Group PLC	CAD	3		3,235	3,278	(43)
Expiring 04/01/13	Royal Bank of Scotland Group PLC	CAD	3		2,611	2,620	(9)
Expiring 04/01/13	Royal Bank of Scotland Group PLC	CAD	2		1,725	1,742	(17)
Expiring 04/01/13	Royal Bank of Scotland Group PLC	CAD	—	#	132	133	(1)
Expiring 04/05/13	Royal Bank of Scotland Group PLC	CAD	575		565,385	565,600	(215)
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	209		208,716	205,219	3,497
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	151		152,202	148,038	4,164
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	145		147,363	143,010	4,353
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	114		115,140	111,767	3,373
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	112		112,161	110,090	2,071
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	98		97,622	96,425	1,197
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	97		96,578	95,826	752
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	81		81,205	79,908	1,297
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	75		74,950	73,543	1,407

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	74	$73,652	$72,702	$950
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	66	66,838	65,365	1,473
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	58	57,966	56,699	1,267
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	54	54,210	52,690	1,520
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	38	37,406	37,110	296
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	32	31,906	31,529	377
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	12	12,446	12,240	206
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	7	7,362	7,266	96
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	4	4,066	4,012	54
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	3	2,959	2,909	50
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	2	1,987	1,981	6
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	1	1,427	1,413	14
Expiring 04/22/13	Royal Bank of Scotland Group PLC	CAD	1	1,037	1,024	13
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	336	329,352	329,972	(620)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	44	43,042	43,538	(496)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	5	4,759	4,814	(55)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	4	4,188	4,211	(23)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	4	3,522	3,523	(1)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	3	3,307	3,328	(21)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	3	2,426	2,434	(8)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	2	2,174	2,193	(19)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	2	2,017	2,039	(22)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	2	1,915	1,928	(13)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	2	1,806	1,809	(3)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	1	1,332	1,340	(8)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	1	1,334	1,349	(15)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	1	1,227	1,241	(14)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	1	1,129	1,138	(9)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	1	1,062	1,073	(11)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	1		$1,065	$1,078	$(13)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	1		1,036	1,051	(15)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	1		1,024	1,041	(17)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	1		983	994	(11)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	1		838	846	(8)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	1		838	850	(12)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	1		811	819	(8)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	—	#	416	420	(4)
Expiring 05/07/13	Royal Bank of Scotland Group PLC	CAD	—	#	418	424	(6)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	1,432		1,406,962	1,407,760	(798)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	14		13,985	14,152	(167)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	7		6,828	6,928	(100)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	6		5,308	5,365	(57)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	4		4,157	4,224	(67)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	4		3,962	3,987	(25)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	4		3,746	3,796	(50)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	3		3,218	3,250	(32)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	3		3,145	3,181	(36)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	3		2,795	2,823	(28)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	3		2,687	2,721	(34)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	3		2,550	2,575	(25)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	2		1,975	1,979	(4)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	2		1,894	1,913	(19)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	2		1,808	1,814	(6)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	2		1,628	1,651	(23)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	1		550	554	(4)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	1		475	480	(5)
Expiring 05/22/13	Royal Bank of Scotland Group PLC	CAD	—	#	117	118	(1)
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	381		370,048	373,947	(3,899)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	289	$290,223	$284,072	$6,151
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	152	151,950	149,127	2,823
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	144	144,461	141,214	3,247
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	143	143,739	140,596	3,143
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	83	84,355	81,976	2,379
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	70	68,031	68,785	(754)
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	56	56,875	55,279	1,596
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	48	48,604	47,178	1,426
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	46	44,540	44,804	(264)
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	35	34,319	34,672	(353)
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	34	33,675	32,938	737
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	34	32,800	32,908	(108)
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	27	26,151	26,235	(84)
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	27	25,973	26,271	(298)
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	27	26,909	26,186	723
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	20	20,561	19,996	565
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	17	16,578	16,687	(109)
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	11	10,795	10,933	(138)
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	8	7,989	7,919	70
Expiring 06/04/13	Royal Bank of Scotland Group PLC	CAD	4	3,918	3,841	77
Expiring 06/19/13	Barclays Capital Group	CAD	19,795	19,212,443	19,449,395	(236,952)
Expiring 06/19/13	Barclays Capital Group	CAD	12,103	11,746,884	11,891,761	(144,877)
Expiring 06/19/13	Morgan Stanley	CAD	15,467	15,037,833	15,196,777	(158,944)
Expiring 06/19/13	Morgan Stanley	CAD	12,194	11,855,531	11,980,839	(125,308)
Expiring 06/19/13	Morgan Stanley	CAD	4,231	4,111,046	4,157,006	(45,960)
Expiring 06/20/13	Royal Bank of Canada	CAD	5,692	5,528,334	5,592,455	(64,121)
Expiring 06/20/13	Royal Bank of Canada	CAD	3,502	3,401,304	3,440,754	(39,450)
Expiring 06/20/13	Royal Bank of Canada	CAD	930	902,768	913,736	(10,968)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	170	164,969	166,619	(1,650)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	149	144,545	146,281	(1,736)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	107	104,405	105,505	(1,100)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	77	74,629	75,460	(831)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	65	63,021	63,564	(543)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	61	$59,653	$59,974	$(321)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	53	52,095	52,175	(80)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	47	46,366	46,382	(16)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	36	35,009	35,233	(224)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	20	19,668	19,984	(316)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	13	12,248	12,328	(80)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	10	9,664	9,792	(128)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	10	9,484	9,616	(132)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	5	5,213	5,230	(17)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	5	5,082	5,145	(63)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	5	4,340	4,387	(47)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	3	2,794	2,811	(17)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	2	1,973	1,993	(20)
Expiring 06/21/13	Royal Bank of Scotland Group PLC	CAD	1	1,398	1,412	(14)
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	1,015	1,017,627	997,284	20,343
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	83	83,153	81,818	1,335
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	40	39,655	38,863	792
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	39	39,542	38,573	969
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	39	39,585	38,428	1,157
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	39	39,503	38,392	1,111
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	39	39,168	38,174	994
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	34	34,359	33,393	966
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	33	32,603	32,018	585
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	32	32,524	31,837	687
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	31	30,741	29,917	824
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	29	29,492	28,830	662
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	29	28,993	28,359	634
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	29	28,847	28,359	488
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	18	18,247	17,747	500

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	18	$17,658	$17,313	$345
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	16	16,009	15,574	435
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	16	16,029	15,610	419
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	16	15,772	15,356	416
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	16	15,640	15,211	429
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	14	13,937	13,545	392
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	14	13,838	13,474	364
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	9	9,435	9,272	163
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	9	8,807	8,548	259
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	7	7,367	7,280	87
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	4	4,325	4,238	87
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	4	4,198	4,165	33
Expiring 06/28/13	Royal Bank of Scotland Group PLC	CAD	4	3,833	3,802	31
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	1,494	1,455,469	1,466,766	(11,297)
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	1,494	1,455,341	1,466,766	(11,425)
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	4	3,413	3,418	(5)
Expiring 08/07/13	Royal Bank of Scotland Group PLC	CAD	3	2,952	2,977	(25)
Chinese Yuan,
Expiring 08/05/13	UBS AG	CNY	65,214	10,393,420	10,420,094	(26,674)
Euro,
Expiring 04/02/13	Barclays Capital Group	EUR	1,530	1,986,205	1,961,300	24,905
Expiring 04/02/13	Barclays Capital Group	EUR	994	1,293,363	1,274,204	19,159
Expiring 04/02/13	Citigroup Global Markets	EUR	19,511	25,539,997	25,011,057	528,940
Expiring 04/02/13	Credit Suisse First Boston Corp.	EUR	3,310	4,327,352	4,243,073	84,279
Expiring 04/02/13	Credit Suisse First Boston Corp.	EUR	1,762	2,275,937	2,258,700	17,237
Expiring 04/02/13	Deutsche Bank	EUR	5,100	6,690,206	6,537,666	152,540
Expiring 04/02/13	Goldman Sachs & Co.	EUR	19,512	25,929,009	25,012,338	916,671
Expiring 04/02/13	Hong Kong & Shanghai Bank	EUR	991	1,291,677	1,270,358	21,319
Expiring 04/02/13	JPMorgan Chase	EUR	5,512	7,267,115	7,065,807	201,308
Expiring 04/02/13	JPMorgan Chase	EUR	2,182	2,832,600	2,797,095	35,505
Expiring 04/02/13	Royal Bank of Canada	EUR	1,160	1,491,325	1,486,998	4,327
Expiring 04/02/13	Royal Bank of Canada	EUR	1,041	1,364,832	1,334,453	30,379
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	874	1,140,966	1,120,073	20,893
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	242	315,010	310,420	4,590
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	20	27,149	25,798	1,351
Expiring 04/04/13	Deutsche Bank	EUR	2,840	3,649,424	3,639,477	9,947
Expiring 04/05/13	Royal Bank of Scotland Group PLC	EUR	3	3,459	3,365	94

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 04/15/13	Royal Bank of Scotland Group PLC	EUR	410	$525,101	$525,155	$(54)
Expiring 04/15/13	Royal Bank of Scotland Group PLC	EUR	321	426,579	411,220	15,359
Expiring 04/15/13	Royal Bank of Scotland Group PLC	EUR	19	24,826	23,782	1,044
Expiring 04/30/13	Royal Bank of Scotland Group PLC	EUR	27	36,636	35,112	1,524
Expiring 05/02/13	Hong Kong & Shanghai Bank	EUR	41,066	52,822,374	52,652,700	169,674
Expiring 05/20/13	Westpac Banking Corp.	EUR	4,584	6,125,439	5,878,155	247,284
Expiring 05/23/13	Barclays Capital Group	EUR	5,139	6,589,226	6,589,989	(763)
Expiring 05/23/13	Credit Suisse First Boston Corp.	EUR	5,139	6,546,495	6,589,989	(43,494)
Expiring 05/23/13	Hong Kong & Shanghai Bank	EUR	4,583	6,118,374	5,877,004	241,370
Expiring 06/10/13	Royal Bank of Scotland Group PLC	EUR	49	62,187	62,326	(139)
Expiring 06/17/13	Barclays Capital Group	EUR	3,943	5,154,372	5,057,315	97,057
Expiring 06/17/13	Barclays Capital Group	EUR	1,376	1,787,300	1,764,866	22,434
Expiring 06/17/13	Citigroup Global Markets	EUR	2,521	3,279,342	3,233,450	45,892
Expiring 06/17/13	Royal Bank of Canada	EUR	591	765,776	758,020	7,756
Expiring 06/17/13	Westpac Banking Corp.	EUR	60	77,918	76,957	961
Expiring 06/19/13	Barclays Capital Group	EUR	4,647	5,964,964	5,960,246	4,718
Expiring 06/19/13	Barclays Capital Group	EUR	2,874	3,689,543	3,686,625	2,918
Expiring 06/19/13	Royal Bank of Scotland Group PLC	EUR	554	721,712	710,558	11,154
Expiring 09/13/13	Barclays Capital Group	EUR	1,087	1,409,797	1,395,036	14,761
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	3	3,467	3,378	89
Expiring 06/09/14	Royal Bank of Scotland Group PLC	EUR	83	106,002	106,214	(212)
Expiring 04/07/15	Royal Bank of Scotland Group PLC	EUR	3	3,476	3,392	84
Expiring 06/09/15	Royal Bank of Scotland Group PLC	EUR	83	106,332	106,597	(265)
Expiring 11/09/15	Royal Bank of Scotland Group PLC	EUR	35	44,624	44,849	(225)
Expiring 04/05/16	Royal Bank of Scotland Group PLC	EUR	3	3,486	3,405	81
Expiring 04/05/17	Royal Bank of Scotland Group PLC	EUR	3	3,501	3,423	78
Indonesia Rupiah,
Expiring 04/15/13	JPMorgan Chase	IDR	7,185,140	738,604	737,671	933
Japanese Yen,
Expiring 04/02/13	Citigroup Global Markets	JPY	33,793	356,000	358,992	(2,992)
Expiring 04/02/13	Citigroup Global Markets	JPY	9,839	104,000	104,525	(525)
Expiring 04/17/13	Barclays Capital Group	JPY	192,722	2,019,446	2,047,560	(28,114)
Expiring 04/17/13	Barclays Capital Group	JPY	90,670	1,018,643	963,317	55,326
Expiring 04/17/13	Barclays Capital Group	JPY	65,657	729,581	697,568	32,013
Expiring 04/17/13	Citigroup Global Markets	JPY	90,280	940,012	959,173	(19,161)
Expiring 04/17/13	Citigroup Global Markets	JPY	40,489	429,558	430,172	(614)
Expiring 04/17/13	Citigroup Global Markets	JPY	29,618	313,926	314,674	(748)
Expiring 04/17/13	Deutsche Bank	JPY	173,830	1,812,759	1,846,843	(34,084)
Expiring 04/17/13	Deutsche Bank	JPY	110,554	1,152,895	1,174,572	(21,677)
Expiring 04/17/13	JPMorgan Chase	JPY	408,219	4,451,679	4,337,091	114,588
Expiring 04/17/13	JPMorgan Chase	JPY	334,324	3,483,603	3,551,999	(68,396)
Expiring 04/17/13	JPMorgan Chase	JPY	73,417	777,487	780,013	(2,526)
Expiring 04/17/13	Morgan Stanley	JPY	63,387	671,929	673,451	(1,522)
Expiring 04/17/13	UBS AG	JPY	90,671	1,017,050	963,327	53,723
Expiring 06/19/13	Morgan Stanley	JPY	376,335	3,914,447	4,000,183	(85,736)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (cont’d.),
Expiring 06/19/13	Morgan Stanley	JPY	64,568	$671,599	$686,309	$(14,710)
Expiring 06/19/13	UBS AG	JPY	1,612,500	16,774,369	17,139,771	(365,402)
Expiring 06/19/13	UBS AG	JPY	175,000	1,844,778	1,860,130	(15,352)
Mexican Peso,
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	25,803	2,029,000	2,087,856	(58,856)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	10,193	800,000	824,773	(24,773)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	9,774	767,000	790,862	(23,862)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	5,745	434,000	464,886	(30,886)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	3,523	275,000	285,075	(10,075)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	2,512	197,000	203,296	(6,296)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	2,165	170,000	175,175	(5,175)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	2,063	162,000	166,942	(4,942)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	630	49,453	50,996	(1,543)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	473	37,124	38,232	(1,108)
Expiring 04/03/13	JPMorgan Chase	MXN	31,955	2,445,014	2,585,677	(140,663)
Expiring 04/03/13	JPMorgan Chase	MXN	4,748	363,322	384,224	(20,902)
Expiring 04/03/13	Morgan Stanley	MXN	28,011	2,167,000	2,266,506	(99,506)
Expiring 04/03/13	Morgan Stanley	MXN	27,474	2,135,000	2,223,104	(88,104)
Expiring 04/03/13	Morgan Stanley	MXN	13,270	1,033,000	1,073,747	(40,747)
Expiring 04/03/13	Morgan Stanley	MXN	7,331	554,000	593,201	(39,201)
Expiring 04/03/13	Morgan Stanley	MXN	4,940	374,000	399,738	(25,738)
Expiring 04/03/13	Morgan Stanley	MXN	2,204	173,000	178,340	(5,340)
Expiring 04/03/13	Morgan Stanley	MXN	2,203	173,000	178,263	(5,263)
Expiring 04/03/13	Morgan Stanley	MXN	2,026	159,000	163,915	(4,915)
Expiring 04/03/13	Morgan Stanley	MXN	2,025	159,000	163,876	(4,876)
Expiring 04/03/13	UBS AG	MXN	9,069	711,000	733,811	(22,811)
Expiring 04/03/13	UBS AG	MXN	6,209	469,000	502,376	(33,376)
Expiring 04/03/13	UBS AG	MXN	2,026	159,000	163,908	(4,908)
Expiring 04/03/13	UBS AG	MXN	2,026	159,000	163,915	(4,915)
Expiring 04/03/13	UBS AG	MXN	1,946	147,000	157,443	(10,443)
Expiring 04/03/13	UBS AG	MXN	1,618	127,000	130,920	(3,920)
Expiring 04/04/13	Credit Suisse First Boston Corp.	MXN	88,608	6,744,113	7,169,076	(424,963)
Expiring 04/18/13	Citigroup Global Markets	MXN	113,312	8,780,822	9,155,677	(374,855)
Expiring 05/06/13	Hong Kong & Shanghai Bank	MXN	2,802	219,000	226,006	(7,006)
Expiring 06/27/13	Hong Kong & Shanghai Bank	MXN	5,851	453,571	469,705	(16,134)
Expiring 06/27/13	UBS AG	MXN	14,991	1,164,691	1,203,436	(38,745)
Expiring 07/11/13	Morgan Stanley	MXN	69,015	5,354,573	5,533,107	(178,534)
Expiring 08/08/13	Morgan Stanley	MXN	67,678	5,260,446	5,412,028	(151,582)
Expiring 08/22/13	Goldman Sachs & Co.	MXN	11,795	935,384	941,967	(6,583)
Expiring 09/05/13	BNP Paribas	MXN	11,769	929,802	938,761	(8,959)
Expiring 09/19/13	BNP Paribas	MXN	27,324	2,116,021	2,176,666	(60,645)
Expiring 09/19/13	Morgan Stanley	MXN	35,137	2,721,276	2,799,051	(77,775)
New Zealand Dollar,
Expiring 05/02/13	Hong Kong & Shanghai Bank	NZD	14,262	11,744,757	11,905,040	(160,283)
Expiring 06/19/13	Barclays Capital Group	NZD	13,756	11,265,394	11,445,114	(179,720)
Expiring 06/19/13	Barclays Capital Group	NZD	13,496	11,052,581	11,228,907	(176,326)
Expiring 06/19/13	Barclays Capital Group	NZD	3,817	3,130,020	3,176,142	(46,122)
Expiring 06/19/13	Barclays Capital Group	NZD	1,717	1,408,055	1,428,803	(20,748)
Expiring 06/19/13	Barclays Capital Group	NZD	1,501	1,234,104	1,248,540	(14,436)
Expiring 06/19/13	Morgan Stanley	NZD	18,062	14,820,925	15,027,862	(206,937)
Expiring 06/19/13	Morgan Stanley	NZD	7,092	5,819,346	5,900,599	(81,253)
Expiring 06/19/13	Morgan Stanley	NZD	2,392	1,981,621	1,989,981	(8,360)
Expiring 06/19/13	Morgan Stanley	NZD	752	618,874	625,727	(6,853)
Norwegian Krone,
Expiring 04/09/13	Royal Bank of Scotland Group PLC	NOK	91	15,781	15,613	168
Expiring 04/09/13	Royal Bank of Scotland Group PLC	NOK	38	6,594	6,506	88

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone (cont’d.),
Expiring 05/21/13	Royal Bank of Scotland Group PLC	NOK	98	$16,804	$16,721	$83
Expiring 06/11/13	Royal Bank of Scotland Group PLC	NOK	134	21,771	22,859	(1,088)
Expiring 06/19/13	Barclays Capital Group	NOK	28,508	4,961,348	4,864,965	96,383
Expiring 06/19/13	Morgan Stanley	NOK	10,526	1,835,949	1,796,304	39,645
Expiring 06/27/13	Royal Bank of Scotland Group PLC	NOK	46	7,485	7,848	(363)
Expiring 07/09/13	Royal Bank of Scotland Group PLC	NOK	90	15,557	15,389	168
Expiring 07/09/13	Royal Bank of Scotland Group PLC	NOK	38	6,500	6,412	88
Expiring 09/16/13	Royal Bank of Scotland Group PLC	NOK	1,038	179,429	176,527	2,902
Expiring 09/27/13	Royal Bank of Scotland Group PLC	NOK	46	7,461	7,822	(361)
Expiring 10/09/13	Royal Bank of Scotland Group PLC	NOK	91	15,675	15,506	169
Expiring 10/09/13	Royal Bank of Scotland Group PLC	NOK	38	6,548	6,461	87
Expiring 11/18/13	Royal Bank of Scotland Group PLC	NOK	98	16,657	16,613	44
Expiring 12/11/13	Royal Bank of Scotland Group PLC	NOK	137	22,134	23,235	(1,101)
Expiring 12/18/13	Royal Bank of Scotland Group PLC	NOK	3,000	512,321	508,709	3,612
Expiring 12/18/13	Royal Bank of Scotland Group PLC	NOK	2,500	429,435	423,924	5,511
Expiring 12/27/13	Royal Bank of Scotland Group PLC	NOK	46	7,357	7,714	(357)
Expiring 03/27/14	Royal Bank of Scotland Group PLC	NOK	45	7,252	7,606	(354)
Expiring 05/19/14	Royal Bank of Scotland Group PLC	NOK	98	16,576	16,515	61
Expiring 06/11/14	Royal Bank of Scotland Group PLC	NOK	136	21,855	22,974	(1,119)
Expiring 06/27/14	Royal Bank of Scotland Group PLC	NOK	46	7,388	7,753	(365)
Expiring 09/29/14	Royal Bank of Scotland Group PLC	NOK	46	7,359	7,731	(372)
Expiring 09/29/14	Royal Bank of Scotland Group PLC	NOK	46	7,252	7,647	(395)
Expiring 11/18/14	Royal Bank of Scotland Group PLC	NOK	1,718	286,168	288,274	(2,106)
Expiring 12/11/14	Royal Bank of Scotland Group PLC	NOK	137	21,823	22,973	(1,150)
Expiring 03/27/15	Royal Bank of Scotland Group PLC	NOK	45	7,147	7,513	(366)
Expiring 06/11/15	Royal Bank of Scotland Group PLC	NOK	2,636	416,811	440,141	(23,330)
Expiring 06/29/15	Royal Bank of Scotland Group PLC	NOK	1,546	244,582	258,117	(13,535)
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	429,859	420,306	9,553
Singapore Dollar,
Expiring 06/19/13	Barclays Capital Group	SGD	8,429	6,756,549	6,796,807	(40,258)
Expiring 06/19/13	Morgan Stanley	SGD	15,119	12,126,388	12,191,504	(65,116)
Expiring 06/19/13	Morgan Stanley	SGD	12,264	9,836,725	9,889,546	(52,821)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Singapore Dollar (cont’d.),
Expiring 06/19/13	Morgan Stanley	SGD	2,468	$1,974,070	$1,989,804	$(15,734)
South African Rand,
Expiring 04/04/13	Goldman Sachs & Co.	ZAR	2,630	292,000	285,750	6,250
Expiring 04/08/13	JPMorgan Chase	ZAR	1,129	125,750	122,552	3,198
Expiring 04/08/13	UBS AG	ZAR	767	86,000	83,317	2,683
Expiring 04/30/13	Barclays Capital Group	ZAR	2,383	258,929	257,989	940
Expiring 04/30/13	Citigroup Global Markets	ZAR	1,079	121,000	116,772	4,228
Expiring 04/30/13	Credit Suisse First Boston Corp.	ZAR	1,445	162,000	156,403	5,597
Expiring 04/30/13	Hong Kong & Shanghai Bank	ZAR	2,161	248,140	233,995	14,145
Expiring 04/30/13	Hong Kong & Shanghai Bank	ZAR	838	96,194	90,710	5,484
Expiring 04/30/13	Morgan Stanley	ZAR	5,582	625,000	604,373	20,627
Expiring 05/06/13	UBS AG	ZAR	1,636	182,500	177,018	5,482
Swedish Krona,
Expiring 06/19/13	Barclays Capital Group	SEK	39,982	6,239,146	6,124,539	114,607
Expiring 06/19/13	Barclays Capital Group	SEK	27,643	4,312,373	4,234,470	77,903
Expiring 06/19/13	Barclays Capital Group	SEK	24,460	3,816,948	3,746,834	70,114
Expiring 06/19/13	Barclays Capital Group	SEK	18,364	2,817,516	2,813,018	4,498
Expiring 06/19/13	Morgan Stanley	SEK	28,134	4,424,178	4,309,628	114,550
Expiring 06/19/13	Morgan Stanley	SEK	20,955	3,243,615	3,210,024	33,591
Expiring 06/19/13	Morgan Stanley	SEK	20,866	3,281,125	3,196,276	84,849
Expiring 06/19/13	Morgan Stanley	SEK	17,352	2,728,620	2,658,059	70,561
Expiring 06/19/13	Morgan Stanley	SEK	4,516	691,729	691,770	(41)
Swiss Franc,
Expiring 05/15/13	Hong Kong & Shanghai Bank	CHF	1,249	1,324,180	1,316,522	7,658
Expiring 06/19/13	Barclays Capital Group	CHF	17,000	17,955,600	17,927,273	28,327
Expiring 06/19/13	Barclays Capital Group	CHF	14,030	14,818,797	14,795,418	23,379
Expiring 06/19/13	Morgan Stanley	CHF	6,367	6,748,238	6,714,855	33,383
Expiring 06/19/13	Morgan Stanley	CHF	5,896	6,233,826	6,217,385	16,441
Expiring 06/19/13	Morgan Stanley	CHF	3,564	3,776,898	3,758,214	18,684
Expiring 06/19/13	Morgan Stanley	CHF	1,274	1,347,540	1,343,986	3,554

				$783,458,056	$785,585,965	$(2,127,909)

#	Notional Amount is less than 500.

Reverse Repurchase Agreement outstanding at March 31, 2013:

Broker	Interest Rate	Trade Date	Value at March 31, 2013	Maturity Date	Cost
BNP Paribas	0.20%	01/31/2013	$974,250	05/02/2013	$974,250

Interest rate swap agreements outstanding at March 31, 2013:

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
AUD	500	06/15/22	5.000%	6 month Australian Bank Bill rate(1)	$43,549	$(1,561)	$45,110	Deutsche Bank AG
AUD	200	06/15/22	5.000%	6 month Australian Bank Bill rate(1)	17,420	(745)	18,165	Citigroup, Inc.
BRL	7,000	01/02/15	8.830%	Brazilian interbank lending rate(1)	52,947	29,664	23,283	HSBC Bank USA

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	6,900	01/02/15	8.260%	Brazilian interbank lending rate(1)	$12,364	$8,590	$3,774	Goldman Sachs & Co.
BRL	2,700	01/02/15	8.490%	Brazilian interbank lending rate(1)	2,140	—	2,140	Deutsche Bank AG
BRL	2,500	01/02/15	8.270%	Brazilian interbank lending rate(1)	(1,520)	(3,959)	2,439	Morgan Stanley
BRL	100	01/02/15	8.150%	Brazilian interbank lending rate(1)	(123)	(233)	110	Goldman Sachs & Co.
BRL	2,600	01/02/17	8.300%	Brazilian interbank lending rate(1)	(23,960)	2,972	(26,932)	Goldman Sachs & Co.
BRL	1,400	01/02/17	8.220%	Brazilian interbank lending rate(1)	(15,013)	(69)	(14,944)	Morgan Stanley
EUR	500	07/25/16	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	12,753	1,251	11,502	Citigroup, Inc.
EUR	1,000	09/01/17	1.950%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	18,471	—	18,471	BNP Paribas Bank
EUR	100	02/01/18	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	1,343	106	1,237	Royal Bank of Scotland Group PLC
EUR	100	02/01/18	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	1,343	32	1,311	Citigroup, Inc.
EUR	200	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	1,457	(648)	2,105	BNP Paribas Bank
EUR	100	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	729	156	573	Credit Suisse First Boston
EUR	100	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	729	341	388	Goldman Sachs & Co.
EUR	400	07/25/21	2.100%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	4,975	(3,596)	8,571	BNP Paribas Bank

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
EUR	400	07/25/21	2.100%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$4,975	$(3,828)	$8,803	Royal Bank of Scotland Group PLC
MXN	3,700	12/08/15	6.590%	28 day Mexican interbank rate(1)	14,156	(2,242)	16,398	Morgan Stanley Capital Services, Inc.
	800	02/12/17	2.420%	CPI Urban Consumers(2)	(347)	84	(431)	Goldman Sachs & Co.
	4,500	07/15/17	2.250%	CPI Urban Consumers(2)	6,496	7,906	(1,410)	Royal Bank of Scotland Group PLC
	1,300	07/15/17	2.250%	CPI Urban Consumers(2)	1,877	1,003	874	BNP Paribas Bank
	2,700	07/15/22	2.500%	CPI Urban Consumers(2)	34,310	33,503	807	BNP Paribas Bank
	300	07/15/22	2.500%	CPI Urban Consumers(2)	3,812	6,481	(2,669)	Deutsche Bank AG

					$194,883	$75,208	$119,675

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
AUD	3,400	12/11/18	3.750%	6 month Australian Bank Bill rate(1)	$(32,358)	$2,781	$35,139
CAD	1,200	06/19/23	2.300%	3 month Canadian Banker’s Acceptance(1)	20,124	5,243	(14,881)
EUR	3,000	03/19/15	0.750%	6 month LIBOR(1)	320	5,641	5,321
GBP	1,700	06/18/15	1.000%	6 month LIBOR(1)	4,476	9,223	4,747
JPY	4,010,000	09/18/23	1.000%	6 month LIBOR(1)	913,247	1,230,136	316,889
JPY	2,290,000	06/19/33	1.500%	6 month LIBOR(1)	32,395	32,519	124
	5,700	06/19/17	0.750%	3 month LIBOR(1)	41,073	9,219	(31,854)
	15,100	03/20/18	1.700%	3 month LIBOR(1)	—	(559,926)	(559,926)
	9,200	03/20/18	1.400%	3 month LIBOR(1)	—	(205,371)	(205,371)
	28,900	06/19/23	2.000%	3 month LIBOR(1)	470,727	224,572	(246,155)
	3,300	06/19/43	2.750%	3 month LIBOR(1)	198,084	189,783	(8,301)

					$1,648,088	$943,820	$(704,268)

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Australian Government	09/20/16	1.000%	1,400	0.232%	$37,041	$14,400	$22,641	Deutsche Bank AG
Nokia OYJ	09/20/14	5.000%	EUR 100	2.078%	5,737	(7,318)	13,055	Goldman Sachs & Co.

					$42,778	$7,082	$35,696

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Credit default swap agreements outstanding at March 31, 2013 (continued):

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
Bank of America	06/20/18	700	1.000%	$11,286	$83,223	$(71,937)	Deutsche Bank AG
Embarq Corp.	06/20/16	1,200	1.000%	(5,071)	(10,431)	5,360	Deutsche Bank AG
Host Hotels & Resorts	12/20/15	675	1.000%	(5,049)	20,898	(25,947)	Bank of America N.A.

				$1,166	$93,690	$(92,524)

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation
Exchange-traded credit default swaps – Buy Protection(2):
Dow Jones CDX NA HY19 5Y Index	06/20/18	10,575	5.000%	$(332,299)	$(323,146)	$9,153
Dow Jones CDX NA HY19 5Y Index	06/20/18	4,500	5.000%	(141,404)	(137,509)	3,895
Dow Jones CDX NA HY19 5Y Index	06/20/18	2,400	5.000%	(75,415)	(73,338)	2,077

				$(549,118)	$(533,993)	$15,125

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
2,800	3 month LIBOR JPY	224,000	3 month LIBOR minus 75.5 bps	BNP Paribas	05/15/14	$412,779	$(26,498)	$439,277

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Total return swap agreements outstanding at March 31, 2013:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Credit Suisse First Boston	06/28/13	20,435	Pay fixed payments on the HTUSDVYY Index and receive variable payments based on the 1 Month LIBOR +55 bps	$—	$—	$—
Credit Suisse First Boston	06/28/13	16,640	Pay fixed payments on the NDDUEAFE Index and receive variable payments based on the 1 Month LIBOR +38 bps	—	—	—
Credit Suisse First Boston	06/28/13	22,980	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill +20 bps	—	—	—
Deutsche Bank AG	06/12/13	232	Pay or receive amounts based on market value fluctuation of Glencore International	22,821	—	22,821
Deutsche Bank AG	06/12/13	75	Pay or receive amounts based on market value fluctuation of Xstrata PLC	111,883	—	111,883

				$134,704	$—	$134,704

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,734,431,513	$—	$—
Common Stocks	758,739,954	47,761,759	172,553
Exchange Traded Funds	247,916,589	—	—
Preferred Stocks	11,364,465	—	442,623
Rights	—	3	—
Unaffiliated Mutual Funds	138,404,789	—	—
Warrants	1,822,225	—	227,094
Asset-Backed Securities	—	16,600,933	—
Bank Loans	—	4,047,234	1,995,000
Commercial Mortgage-Backed Securities	—	13,506,955	—
Convertible Bonds	—	190,717,815	613,830
Corporate Bonds	—	261,753,791	698,512
Foreign Government Bonds	—	297,522,271	5,126,491
Municipal Bond	—	779,646	—
Residential Mortgage-Backed Securities	—	33,283,086	5,681,858
U.S. Government Agency Obligations	—	16,176,932	—
U.S. Treasury Obligations	—	572,954,874	—
Repurchase Agreements	—	116,000,000	—
Foreign Treasury Obligations	—	36,074,808	—
Commercial Paper	—	4,997,630	—
Certificates of Deposit	—	3,613,851	—
Options Purchased	32,820	3,979,436	—
Short Sales – Common Stocks	(495,206,558)	—	(70)
Short Sales – Exchange Traded Funds	(3,916,149)	—	—
Short Sales – Preferred Stock	(466,973)	—	—
Short Sales – U.S. Government Agency Obligation	—	(2,181,250)	—
Options Written	(2,918,371)	(571,156)	(7,273)
Reverse Repurchase Agreement	—	(974,250)	—
Other Financial Instruments*
Financial Futures Contracts	6,679,638	—	—
Commodity Futures Contracts	(7,922,266)	—	—
Forward Foreign Currency Exchange Contracts	—	(2,694,010)	—
Interest Rate Swaps	(704,268)	119,675	—
Credit Default Swaps	15,125	(56,828)	—
Currency Swaps	—	439,277	—
Total Return Swaps	—	134,704	—

Total	$6,388,272,533	$1,613,987,186	$14,950,618

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2013 categorized by risk exposure:

Derivative Fair Value at 3/31/13
Credit contracts	$(41,703)
Equity contracts	6,992,876
Foreign exchange contracts	(2,754,366)
Interest rate contracts	2,301,283
Commodity contracts	(7,922,266)

Total	$(1,424,176)

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.6%
AFFILIATED MUTUAL FUNDS — 2.8%
AST Federated Aggressive Growth Portfolio*	3,845,293	$40,952,367
AST Goldman Sachs Small-Cap Value Portfolio	2,315,072	31,577,581
AST Small-Cap Growth Portfolio*	2,336,038	59,755,846
AST Small-Cap Value Portfolio	4,393,506	74,206,313

TOTAL AFFILIATED MUTUAL FUNDS (cost $169,861,980)(w)		206,492,107

COMMON STOCKS — 50.3%
Aerospace & Defense — 1.3%
BAE Systems PLC (United Kingdom)	1,139,400	6,826,393
Boeing Co. (The)	115,800	9,941,430
Elbit Systems Ltd. (Israel)	47,100	1,988,910
Finmeccanica SpA (Italy)*(a)	268,300	1,289,705
Honeywell International, Inc.	185,900	14,007,565
Lockheed Martin Corp.	59,600	5,752,592
Raytheon Co.	192,800	11,334,712
Rolls-Royce Holdings PLC (United Kingdom)	1,185,847	20,360,827
Thales SA (France)	85,100	3,599,285
United Technologies Corp.	235,400	21,993,422

		97,094,841

Agriculture
Golden Agri-Resources Ltd. (Singapore)	4,265,000	1,995,845
Hokuto Corp. (Japan)	35,500	673,504

		2,669,349

Airlines — 0.4%
Air New Zealand Ltd. (New Zealand)	362,700	466,403
Qantas Airways Ltd. (Australia)*	451,400	841,659
Ryanair Holdings PLC (Ireland), ADR	75,403	3,150,337
Southwest Airlines Co.	1,918,100	25,855,988

		30,314,387

Apparel
Yue Yuen Industrial Holdings Ltd. (Bermuda)	758,000	2,476,615

Auto/Trucks Parts & Equipment — 0.3%
Autobacs Seven Co. Ltd. (Japan)	126,600	1,986,148
Calsonic Kansei Corp. (Japan)	247,000	1,095,006
Cie Generale des Etablissements Michelin (France) (Class B Stock)	40,200	3,362,367
Continental AG (Germany)	21,800	2,606,376
Georg Fischer AG (Switzerland)*	6,900	2,921,942
Keihin Corp. (Japan)	52,500	727,129
Valeo SA (France)	70,900	3,836,645
Yokohama Rubber Co. Ltd. (The) (Japan)	420,000	4,865,174

		21,400,787

Automobile Manufacturers — 0.8%
Daimler AG (Germany)	111,400	6,061,084
Fuji Heavy Industries Ltd. (Japan)	527,000	8,359,241
General Motors Co.*(a)	684,700	19,048,354
Nissan Motor Co. Ltd. (Japan)	330,000	3,201,142
Renault SA (France)	47,600	2,982,169
Tata Motors Ltd. (India)	1,843,448	8,993,648
Volkswagen AG (Germany)	35,000	6,583,923

		55,229,561

	Shares	Value
COMMON STOCKS (Continued)
Automobiles — 0.2%
Bayerische Motoren Werke AG (Germany)	157,774	$13,612,993

Automotive Parts — 0.4%
AutoZone, Inc.*	79,391	31,499,967

Banks — 0.7%
Banco Espanol de Credito SA (Spain)	136,800	568,159
Bank of America Corp.	1,951,700	23,771,706
Barclays PLC (United Kingdom)	1,253,600	5,545,799
Bendigo and Adelaide Bank Ltd. (Australia)	245,100	2,630,433
Dexia SA (Belgium)*	15,923	1,021
Fukuoka Financial Group, Inc. (Japan)	461,000	2,311,489
Nishi-Nippon City Bank Ltd. (The) (Japan)	371,000	1,149,033
PNC Financial Services Group, Inc.	162,500	10,806,250
Societe Generale SA (France)*	78,300	2,572,462

		49,356,352

Beverages — 0.8%
Anheuser-Busch InBev NV (Belgium), ADR	143,662	14,301,552
Coca-Cola West Co. Ltd. (Japan)	109,500	1,907,444
Diageo PLC (United Kingdom)	331,091	10,438,877
Fomento Economico Mexicano SAB de CV (Mexico), ADR	93,492	10,611,342
Marston’s PLC (United Kingdom)	936,300	2,013,074
PepsiCo, Inc.	204,400	16,170,084

		55,442,373

Biotechnology — 2.0%
Amgen, Inc.	155,100	15,899,301
Biogen Idec, Inc.*	297,129	57,319,155
Celgene Corp.*	153,796	17,826,494
Gilead Sciences, Inc.*(a)	1,212,882	59,346,316

		150,391,266

Building Materials — 0.1%
Hong Leong Asia Ltd. (Singapore)(g)	377,000	519,812
Vulcan Materials Co.	154,600	7,992,820

		8,512,632

Building Products — 0.1%
Geberit AG (Switzerland)	40,276	9,915,202

Capital Markets — 0.4%
Credit Suisse Group AG (Switzerland)*	201,300	5,282,190
Deutsche Bank AG (Germany)	48,800	1,902,594
Invesco Ltd. (Bermuda)	379,500	10,990,320
Partners Group Holding AG (Switzerland)	44,237	10,918,286

		29,093,390

Chemicals — 1.8%
Arkema SA (France)	128,211	11,663,763
Asahi Kasei Corp. (Japan)	271,000	1,831,477
BASF SE (Germany)	69,900	6,121,581
Celanese Corp. (Class A Stock)	420,400	18,518,620
Huabao International Holdings Ltd. (Bermuda)	3,469,000	1,506,881
Johnson Matthey PLC (United Kingdom)	262,060	9,158,343
Kingboard Chemical Holdings Ltd. (Cayman Islands)	805,500	2,300,705
Koninklijke DSM NV (Netherlands)	33,300	1,938,359
Lanxess AG (Germany)	35,800	2,538,656
Lonza Group AG (Switzerland)*	37,400	2,426,883
LyondellBasell Industries NV (Netherlands) (Class A Stock)	137,766	8,719,210

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Monsanto Co.	302,376	$31,939,977
Nippon Shokubai Co. Ltd. (Japan)	117,000	1,032,301
NOF Corp. (Japan)	329,000	1,627,697
Shin-Etsu Chemical Co. Ltd. (Japan)	156,700	10,392,771
Syngenta AG (Switzerland)	30,877	12,880,324
Tessenderlo Chemie NV (Belgium)	8,700	231,407
Toagosei Co. Ltd. (Japan)	275,000	1,205,128
Yara International ASA (Norway)	105,200	4,765,813

		130,799,896

Commercial Banks — 1.6%
Aozora Bank Ltd. (Japan)	1,117,000	3,159,112
Banco Bilbao Vizcaya Argentaria SA (Spain)	218,600	1,895,083
Banco Santander SA (Spain)	393,900	2,646,803
Bank Hapoalim BM (Israel)*	247,900	1,123,147
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	10,934,000	9,882,700
BNP Paribas SA (France)	412,672	21,180,571
Credicorp Ltd. (Peru)	80,106	13,301,601
Credit Agricole SA (France)*	108,700	895,383
DnB ASA (Norway)	187,600	2,751,006
HSBC Holdings PLC (United Kingdom), (XHKG)	1,338,800	14,378,399
HSBC Holdings PLC (United Kingdom), (XLON)	536,500	5,726,699
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	17,036,000	11,981,374
KBC GROEP NV (Belgium)	36,300	1,250,296
Pohjola Bank PLC (Finland) (Class A Stock)	169,700	2,466,797
Swedbank AB (Sweden) (Class A Stock)	169,000	3,843,414
Toronto-Dominion Bank (The) (Canada)	162,818	13,556,279
Turkiye Halk Bankasi A/S (Turkey)	783,920	8,383,824

		118,422,488

Commercial Services — 0.1%
Emeco Holdings Ltd. (Australia)	1,251,400	818,711
Nichii Gakkan Co. (Japan)	154,900	1,347,340
Toppan Forms Co. Ltd. (Japan)	77,600	754,057
United Rentals, Inc.*(a)	107,673	5,918,785

		8,838,893

Commercial Services & Supplies — 0.1%
Babcock International Group PLC (United Kingdom)	495,680	8,194,427

Communication Equipment — 0.2%
QUALCOMM, Inc.	171,347	11,471,682

Computer Services & Software — 1.1%
Accenture PLC (Ireland) (Class A Stock)	150,662	11,445,792
Alten SA (France)	63,800	2,527,073
Dell, Inc.	1,160,200	16,625,666
International Business Machines Corp.	28,000	5,972,400
Intuit, Inc.	172,508	11,325,150
Logitech International SA (Switzerland)*(a)	190,000	1,286,948
Microsoft Corp.	914,100	26,152,401
NEC Fielding Ltd. (Japan)	20,600	263,657
Tieto Oyj (Finland)	95,600	2,021,997
Wincor Nixdorf AG (Germany)	30,400	1,510,024

		79,131,108

Consumer Products & Services — 0.5%
Avon Products, Inc.	517,000	10,717,410

	Shares	Value
COMMON STOCKS (Continued)
Consumer Products & Services (cont’d.)
Pacific Brands Ltd. (Australia)	2,607,900	$2,346,676
Procter & Gamble Co. (The)	310,000	23,888,600

		36,952,686

Containers & Packaging
Rengo Co. Ltd. (Japan)	146,000	747,387

Cosmetics/Personal Care
Oriflame Cosmetics SA (Luxembourg), SDR(a)	55,500	1,890,724

Distribution/Wholesale — 0.7%
Marubeni Corp. (Japan)	744,000	5,696,139
Mitsubishi Corp. (Japan)	98,900	1,862,669
Mitsui & Co. Ltd. (Japan)	365,200	5,148,619
Sumitomo Corp. (Japan)	338,100	4,276,342
W.W. Grainger, Inc.	103,763	23,344,600
Wolseley PLC (Switzerland)	261,480	13,003,875

		53,332,244

Diversified Financial Services — 1.5%
Challenger Ltd. (Australia)	706,100	2,842,775
Charles Schwab Corp. (The)(a)	602,800	10,663,532
FirstRand Ltd. (South Africa)	2,584,647	9,050,888
Fuyo General Lease Co. Ltd. (Japan)	35,600	1,359,399
Hitachi Capital Corp. (Japan)	42,400	930,825
Intermediate Capital Group PLC (United Kingdom)	534,200	3,434,276
ORIX Corp. (Japan)	1,548,600	19,772,473
Paragon Group of Cos. PLC (United Kingdom)	428,500	2,107,569
SLM Corp.	511,900	10,483,712
Tullett Prebon PLC (United Kingdom)	161,500	636,057
U.S. Bancorp	489,000	16,591,770
Visa, Inc. (Class A Stock)	184,631	31,357,729

		109,231,005

Diversified Machinery — 0.1%
OC Oerlikon Corp. AG (Switzerland)*	197,200	2,336,985
Rheinmetall AG (Germany)	69,200	3,200,895

		5,537,880

Diversified Manufacturing — 0.7%
3M Co.	231,600	24,621,396
Danaher Corp.	223,911	13,916,069
Ingersoll-Rand PLC (Ireland)	157,900	8,686,079
Singamas Container Holdings Ltd. (Hong Kong)	6,354,000	1,661,530
Trelleborg AB (Sweden) (Class B Stock)	76,000	1,042,638

		49,927,712

Diversified Telecommunication Services — 0.5%
AT&T, Inc.	904,700	33,193,443

Electric — 0.9%
AES Corp. (The)	1,011,600	12,715,812
Enel SpA (Italy)	950,900	3,103,358
Entergy Corp.(a)	228,000	14,418,720
Exelon Corp.	455,400	15,702,192
NRG Energy, Inc.	744,600	19,724,454
RWE AG (Germany)	86,900	3,238,755

		68,903,291

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities — 0.1%
PG&E Corp.	208,300	$9,275,599

Electronic Components — 0.3%
Eizo Nanao Corp. (Japan)	13,400	237,095
Emerson Electric Co.(a)	142,900	7,983,823
Johnson Electric Holdings Ltd. (Bermuda)	2,662,500	1,983,954
TE Connectivity Ltd. (Switzerland)	221,700	9,295,881

		19,500,753

Electronic Equipment & Instruments — 0.2%
Nippon Electric Glass Co. Ltd. (Japan)	92,000	459,371
Thermo Fisher Scientific, Inc.	221,700	16,957,833

		17,417,204

Energy Equipment & Services — 0.2%
John Wood Group PLC (United Kingdom)	579,349	7,627,762
Technip SA (France)	100,761	10,330,289

		17,958,051

Engineering & Construction — 0.2%
Boart Longyear Ltd. (Australia)	642,500	856,239
Bouygues SA (France)	58,100	1,575,906
Carillion PLC (Britain)	476,600	1,971,923
Downer EDI Ltd. (Australia)	768,000	3,992,045
Kyowa Exeo Corp. (Japan)	309,700	3,330,829
NCC AB (Sweden) (Class B Stock)	67,900	1,698,399

		13,425,341

Entertainment & Leisure — 0.1%
Heiwa Corp. (Japan)	79,000	1,574,136
Madison Square Garden Co. (The) (Class A Stock)*	78,300	4,510,080
Namco Bandai Holdings, Inc. (Japan)	130,900	2,315,548

		8,399,764

Financial Services — 1.9%
American Express Co.	602,323	40,632,710
Ameriprise Financial, Inc.	129,500	9,537,675
Citigroup, Inc.	700,661	30,997,243
Goldman Sachs Group, Inc. (The)	42,400	6,239,160
JPMorgan Chase & Co.	890,300	42,253,638
Keiyo Bank Ltd. (The) (Japan)	165,000	947,520
Permanent TSB Group Holdings PLC (Ireland)*	48,500	2,300
Western Union Co. (The)(a)	499,400	7,510,976

		138,121,222

Financial–Bank & Trust — 1.9%
Banco Popolare Scarl (Italy)*	19,500	24,584
DBS Group Holdings Ltd. (Singapore)	365,000	4,724,129
Fifth Third Bancorp	663,800	10,826,578
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,136,100	6,854,360
Mizuho Financial Group, Inc. (Japan)	2,654,300	5,695,608
Morgan Stanley	945,100	20,773,298
National Australia Bank Ltd. (Australia)	235,800	7,608,330
Nordea Bank AB (Sweden)	221,100	2,503,960
Sumitomo Mitsui Financial Group, Inc. (Japan)	525,400	21,554,467
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	841,000	4,004,698
Wells Fargo & Co.	1,312,570	48,551,964

	Shares	Value
COMMON STOCKS (Continued)
Financial–Bank & Trust (cont’d.)
Westpac Banking Corp. (Australia)	164,400	$5,290,641

		138,412,617

Food Products — 0.2%
Unilever NV (Netherlands), CVA	284,546	11,655,473

Foods — 0.8%
Dairy Crest Group PLC (United Kingdom)	112,800	734,598
Delhaize Group SA (Belgium)	86,500	4,718,514
East Asiatic Co. Ltd. A/S (Denmark)*	10,000	172,787
Goodman Fielder Ltd. (Australia)*	1,207,300	896,216
J. Sainsbury PLC (United Kingdom)	1,018,300	5,856,389
Kellogg Co.	167,900	10,817,797
Koninklijke Ahold NV (Netherlands)	382,400	5,860,114
Megmilk Snow Brand Co. Ltd. (Japan)	90,500	1,436,091
Metcash Ltd. (Australia)	495,400	2,140,923
Metro AG (Germany)(a)	74,100	2,106,776
Morinaga Milk Industry Co. Ltd. (Japan)	546,000	1,684,680
Nichirei Corp. (Japan)	417,000	2,500,716
Nutreco NV (Netherlands)	29,600	2,716,331
Parmalat SpA (Italy)	950,540	2,424,723
Premier Foods PLC (United Kingdom)*	286,941	349,886
Tesco PLC (United Kingdom)	1,101,800	6,387,671
WM Morrison Supermarkets PLC (United Kingdom)	1,451,300	6,090,728

		56,894,940

Hand/Machine Tools — 0.1%
Makita Corp. (Japan)	218,600	9,745,556

Healthcare Products — 0.1%
Coloplast A/S (Denmark) (Class B Stock)	178,785	9,617,947

Healthcare Products & Services — 0.2%
Intuitive Surgical, Inc.*	25,512	12,531,239

Healthcare Providers & Services — 0.2%
Fresenius SE & Co. KGaA (Germany)	116,892	14,427,948

Holding Companies–Diversified
First Pacific Co. Ltd. (Bermuda)	1,650,000	2,236,677

Home Furnishings — 0.1%
Pace PLC (United Kingdom)	663,100	2,452,381
Skyworth Digital Holdings Ltd. (Bermuda)	3,428,000	2,309,764

		4,762,145

Hotels, Restaurants & Leisure — 1.5%
Chipotle Mexican Grill, Inc.*	30,351	9,890,480
Compass Group PLC (United Kingdom)	1,051,854	13,433,262
McDonald’s Corp.	293,347	29,243,762
Plenus Co. Ltd. (Japan)	29,700	480,167
Starwood Hotels & Resorts Worldwide, Inc.	422,156	26,904,002
Wynn Resorts Ltd.(a)	219,598	27,484,886

		107,436,559

Household Durables — 0.1%
Berkeley Group Holdings PLC (United Kingdom)	294,162	9,122,584

Industrial Conglomerates — 0.4%
General Electric Co.	1,135,300	26,248,136

Insurance — 2.2%
Aegon NV (Netherlands)	398,200	2,394,447
AIA Group Ltd. (Hong Kong)	4,387,400	19,290,203
Allianz SE (Germany)	39,300	5,337,429
Allstate Corp. (The)	372,300	18,268,761

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
American International Group, Inc.*	153,703	$5,966,750
Aviva PLC (United Kingdom)	338,800	1,524,814
AXA SA (France)	174,500	2,999,596
Baloise Holding AG (Switzerland)	31,000	2,903,086
Beazley PLC (United Kingdom)	610,400	1,935,643
CNP Assurances SA (France)	111,000	1,523,170
Discovery Ltd. (South Africa)	1,228,687	10,454,523
Hannover Rueckversicherung AG (Germany)	21,500	1,686,388
Helvetia Holding AG (Switzerland)	5,100	2,054,935
ING Groep NV (Netherlands), CVA*	325,100	2,307,438
Legal & General Group PLC (United Kingdom)	1,465,400	3,845,359
Marsh & McLennan Cos., Inc.	605,000	22,971,850
MetLife, Inc.	276,500	10,512,530
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	17,300	3,235,489
Old Mutual PLC (United Kingdom)	1,085,300	3,342,657
RSA Insurance Group PLC (United Kingdom)	998,600	1,766,171
SCOR SE (France)	68,500	1,966,877
Swiss Life Holding AG (Switzerland)*	30,900	4,579,827
Swiss Re AG (Switzerland)*	96,700	7,863,942
XL Group PLC (Ireland)	453,900	13,753,170
Zurich Insurance Group AG (Switzerland)*	20,300	5,649,700

		158,134,755

Internet — 1.8%
eBay, Inc.*	930,304	50,441,083
Equinix, Inc.*(a)	91,903	19,879,538
Google, Inc. (Class A Stock)*	44,128	35,038,956
priceline.com, Inc.*	21,027	14,465,104
Yahoo! Japan Corp. (Japan)	23,033	10,625,623

		130,450,304

Lodging — 0.2%
InterContinental Hotels Group PLC (United Kingdom)	374,168	11,410,438

Machinery — 1.0%
Alstom SA (France)	96,600	3,931,511
Andritz AG (Austria)	96,497	6,474,200
Atlas Copco AB (Sweden) (Class A Stock)	485,199	13,774,438
Cummins, Inc.	99,278	11,497,385
Danieli & C Officine Meccaniche SpA (Italy)(a)	67,900	1,714,646
Pentair Ltd. (Switzerland)	523,247	27,601,279
Weir Group PLC (The) (United Kingdom)	290,997	10,006,020

		74,999,479

Media — 2.2%
Cablevision Systems Corp. (Class A Stock)(a)	275,800	4,125,968
CBS Corp. (Class B Stock)	707,948	33,054,092
Comcast Corp. (Class A Stock)	911,326	38,284,805
Comcast Corp. (Special Class A Stock)	133,000	5,269,460
Fuji Media Holdings, Inc. (Japan)	1,400	2,434,042
Liberty Global, Inc. (Class A Stock)*(a)	284,483	20,881,052
Liberty Media Corp. (Class A)*	30,800	3,438,204
Societe Television Francaise 1 (France)	248,400	2,784,518
Time Warner Cable, Inc.	264,800	25,436,688
Time Warner, Inc.	419,900	24,194,638

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Trinity Mirror PLC (United Kingdom)*	126,600	$180,821

		160,084,288

Medical Supplies & Equipment — 0.2%
Covidien PLC (Ireland)	258,200	17,516,288

Metals & Mining — 0.9%
Arrium Ltd. (Australia)	2,276,200	2,081,843
Aurubis AG (Germany)	24,400	1,550,726
Ausdrill Ltd. (Australia)	991,000	3,009,874
Boliden AB (Sweden)	239,000	3,847,296
CONSOL Energy, Inc.	268,400	9,031,660
Glencore International PLC (Switzerland)(a)	2,144,093	11,601,226
Mount Gibson Iron Ltd. (Australia)	1,000,000	545,246
Nucor Corp.	129,900	5,994,885
OZ Minerals Ltd. (Australia)	228,800	1,277,228
Precision Castparts Corp.	133,904	25,390,876
Shougang Fushan Resources Group Ltd. (Hong Kong)	3,720,000	1,664,099
St Barbara Ltd. (Australia)*	581,700	729,791
Voestalpine AG (Austria)	74,100	2,275,375

		69,000,125

Miscellaneous Manufacturing — 0.1%
Alent PLC (United Kingdom)*	267,000	1,531,904
Bradken Ltd. (Australia)(a)	337,000	2,294,856
Vesuvius PLC (United Kingdom)	267,000	1,430,480

		5,257,240

Multimedia — 0.1%
Vivendi SA (France)	283,000	5,845,953

Oil & Gas — 1.2%
Baker Hughes, Inc.	233,400	10,832,094
Eni SpA (Italy)	230,000	5,168,307
EQT Corp.	163,300	11,063,575
Exxon Mobil Corp.	365,900	32,971,249
Fred Olsen Energy ASA (Norway)	54,244	2,321,791
Gas Natural SDG SA (Spain)	229,000	4,053,851
JX Holdings, Inc. (Japan)	222,900	1,256,817
Murphy Oil Corp.	114,100	7,271,593
OMV AG (Austria)	117,100	4,979,737
ProSafe SE (Cyprus)	244,600	2,366,117
Total SA (France)	134,700	6,449,929

		88,735,060

Oil, Gas & Consumable Fuels — 2.4%
Apache Corp.	187,400	14,459,784
BP PLC (United Kingdom)	1,710,400	11,952,243
Chevron Corp.	304,850	36,222,277
Hess Corp.	199,500	14,286,195
Newfield Exploration Co.*	308,400	6,914,328
Repsol SA (Spain)	162,200	3,295,480
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	530,200	17,602,708
Royal Dutch Shell PLC (United Kingdom), ADR	193,700	12,621,492
Schlumberger Ltd. (Netherlands)	439,717	32,930,406
Statoil ASA (Norway)	649,670	15,705,758
Tullow Oil PLC (United Kingdom)	491,221	9,188,049

		175,178,720

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products — 0.4%
International Paper Co.	484,900	$22,586,642
Mondi PLC (United Kingdom)	243,900	3,313,124
Smurfit Kappa Group PLC (Ireland)	146,000	2,414,244

		28,314,010

Pharmaceuticals — 3.2%
Aspen Pharmacare Holdings Ltd. (South Africa)*	260,709	5,415,029
AstraZeneca PLC (United Kingdom)	233,500	11,706,399
Bayer AG (Germany)	27,500	2,836,647
Bristol-Myers Squibb Co.	1,202,728	49,540,366
GlaxoSmithKline PLC (United Kingdom)	81,200	1,898,199
Johnson & Johnson(a)	316,300	25,787,939
KYORIN Holdings, Inc. (Japan)	52,000	1,262,323
Merck & Co., Inc.	672,600	29,749,098
Merck KGaA (Germany)	10,600	1,599,267
Novartis AG (Switzerland)	91,500	6,501,290
Novo Nordisk A/S (Denmark) (Class B Stock)	75,404	12,251,011
Otsuka Holdings Co. Ltd. (Japan)	211,500	7,341,047
Pfizer, Inc.	1,344,500	38,802,270
Roche Holding AG (Switzerland)	88,328	20,563,034
Sanofi (France)	125,400	12,742,217
Shionogi & Co. Ltd. (Japan)	115,300	2,336,690
Teva Pharmaceutical Industries Ltd. (Israel)	93,600	3,684,867
Toho Holdings Co. Ltd. (Japan)	156,200	3,596,068

		237,613,761

Pipelines — 0.4%
Kinder Morgan, Inc.	436,951	16,901,265
Spectra Energy Corp.	328,700	10,107,525

		27,008,790

Professional Services — 0.1%
Experian PLC (United Kingdom)	479,372	8,303,589

Real Estate — 0.2%
Cheung Kong Holdings Ltd. (Hong Kong)	194,000	2,873,966
Lend Lease Group (Australia)	503,000	5,365,844
St. Joe Co. (The)*(a)	322,100	6,844,625
Wheelock & Co. Ltd. (Hong Kong)	411,000	2,194,482

		17,278,917

Real Estate Investment Trusts — 0.5%
American Tower Corp.	270,474	20,804,860
Weyerhaeuser Co.	559,000	17,541,420

		38,346,280

Real Estate Management & Development — 0.3%
BR Malls Participacoes SA (Brazil)	478,900	5,993,508
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	355,175	12,960,336

		18,953,844

Retail — 2.0%
Cocokara Fine, Inc. (Japan)	34,900	1,276,154
Darty PLC (United Kingdom)	587,300	383,722
Debenhams PLC (United Kingdom)	1,464,900	1,843,005
Home Retail Group PLC (United Kingdom)(a)	525,500	1,239,232
Inditex SA (Spain)	56,965	7,550,354
K’s Holdings Corp. (Japan)	55,400	1,776,850
Lawson, Inc. (Japan)	87,900	6,749,111

	Shares	Value
COMMON STOCKS (Continued)
Retail (cont’d.)
Lowe’s Cos., Inc.	1,416,030	$53,695,858
Lululemon Athletica, Inc.*(a)	212,362	13,240,771
Marks & Spencer Group PLC (United Kingdom)	538,800	3,192,865
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	61,500	1,762,915
Starbucks Corp.	341,909	19,475,137
TJX Cos., Inc. (The)	617,338	28,860,552
Tsuruha Holdings, Inc. (Japan)	22,300	2,178,215
WH Smith PLC (United Kingdom)(a)	255,400	2,896,937

		146,121,678

Retail & Merchandising — 1.1%
Aoyama Trading Co. Ltd. (Japan)	103,300	2,639,683
Kohl’s Corp.(a)	387,200	17,861,536
Myer Holdings Ltd. (Australia)	1,428,500	4,401,838
NIKE, Inc. (Class B Stock)	400,184	23,614,858
Shimachu Co. Ltd. (Japan)	92,800	2,234,803
Wal-Mart Stores, Inc.	443,042	33,152,833

		83,905,551

Semiconductors & Semiconductor Equipment — 0.4%
ARM Holdings PLC (United Kingdom)	457,755	6,405,913
Samsung Electronics Co. Ltd. (South Korea)	11,118	15,154,172
Texas Instruments, Inc.(a)	219,000	7,770,120

		29,330,205

Software — 0.5%
Check Point Software Technologies Ltd. (Israel)*(a)	183,231	8,610,025
Dassault Systemes SA (France)	101,428	11,724,833
SAP AG (Germany)	170,278	13,641,972

		33,976,830

Specialty Retail — 0.3%
Home Depot, Inc. (The)	329,011	22,958,388
Valora Holding AG (Switzerland)	7,100	1,450,964

		24,409,352

Telecommunications — 0.9%
BT Group PLC (United Kingdom)	1,251,900	5,288,138
Cable & Wireless Communications PLC (United Kingdom)	3,264,600	2,080,399
Cisco Systems, Inc.	1,125,700	23,538,387
KDDI Corp. (Japan)	204,600	8,554,712
Motorola Solutions, Inc.	137,129	8,780,370
Nippon Telegraph & Telephone Corp. (Japan)	149,300	6,518,377
NTT DoCoMo, Inc. (Japan)	2,900	4,311,046
Telecom Italia SpA (Italy)	2,869,000	2,026,379
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	239,900	2,989,293
Vodafone Group PLC (United Kingdom)	1,729,200	4,902,811

		68,989,912

Trading Companies & Distributors — 0.1%
Brenntag AG (Germany)	54,035	8,436,475

Transportation — 1.3%
Canadian Pacific Railway Ltd. (Canada)	162,500	21,201,375
CSX Corp.	478,352	11,781,810
Deutsche Post AG (Germany)	122,100	2,813,346
FirstGroup PLC (United Kingdom)	308,200	941,744

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

			Shares		Value
COMMON STOCKS (Continued)
Transportation (cont’d.)
Go-Ahead Group PLC (United Kingdom)(g)				96,600	$2,159,127
Sankyu, Inc. (Japan)				239,000	1,084,430
Seino Holdings Co. Ltd. (Japan)				150,000	1,302,499
Toll Holdings Ltd. (Australia)				489,800	3,035,133
Union Pacific Corp.				347,800	49,530,198

					93,849,662

Utilities — 0.2%
E.ON SE (Germany)				78,500	1,370,520
Illinois Tool Works, Inc.				162,600	9,908,844

					11,279,364

Wireless Telecommunication Services — 0.2%
China Mobile Ltd. (Hong Kong)				987,000	10,468,510
Freenet AG (Germany)(a)				230,900	5,610,303

					16,078,813

TOTAL COMMON STOCKS (cost $3,213,874,157)					3,689,584,019

EXCHANGE TRADED FUNDS — 9.3%
Energy Select Sector SPDR Fund(a)				222,574	17,654,570
iShares Barclays 1-3 Year Treasury Bond Fund				78,700	6,647,789
iShares Barclays Intermediate Credit Bond Fund				12,774	1,419,702
iShares Barclays TIPS Bond Fund				146,623	17,778,039
iShares Core Total US Bond Market ETF				1,117,274	123,715,750
iShares iBoxx Investment Grade Corporate Bond Fund(a)				85,652	10,269,675
iShares JPMorgan USD Emerging Markets Bond Fund(a)				28,850	3,389,009
iShares MSCI EAFE Index Fund				2,364,341	139,448,832
iShares MSCI Emerging Markets Index Fund				73,240	3,133,207
iShares Russell 1000 Growth Index Fund				422,447	30,128,920
iShares Russell 1000 Value Index Fund(a)				571,900	46,421,123
iShares Russell 2000 Index Fund				279,593	26,354,436
iShares S&P 500 Growth Index Fund				151,845	12,508,991
SPDR S&P 500 ETF Trust(a)				1,199,696	187,812,409
Utilities Select Sector Spdr Fund(a)				894,000	34,910,700
Vanguard REIT ETF(a)				341,968	24,119,003

TOTAL EXCHANGE TRADED FUNDS (cost $623,977,692)					685,712,155

PREFERRED STOCK
Diversified Financial Services
SLM Corp., 3.740% (cost $20,250)				1,800	44,496

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.7%
Aegis Asset-Backed Securities Trust,
Series 2005-4, Class 1A4
0.574%(c)	10/25/35	Baa1		1,339	1,266,350
Aquilae CLO PLC (Ireland)
Series 2006-1X, Class A,
0.581%(c)	01/17/23	Aaa	EUR	379	472,839

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
ARES CLO Ltd. (Cayman Islands),
Series 2006-6RA, Class A1B, 144A
0.508%(c)	03/12/18	Aaa		344	$340,263
Asset-Backed Funding Certificates,
Series 2004-OPT5, Class A1
0.904%(c)	06/25/34	BBB+(d)		102	98,400
Asset-Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
0.479%(c)	09/25/34	Aaa		17	16,180
Avoca CLO III PLC (Ireland),
Series III-X,Class A
0.575%(c)	09/15/21	Aaa	EUR	1,421	1,776,596
Bear Stearns Asset-Backed Securities Trust,
Series 2006-AQ1, Class 2A1
0.284%(c)	10/25/36	Caa1		8	7,445
Series 2006-SD3, Class 1A1A
5.500%	08/25/36	CC(d)		158	136,566
Series 2007-AQ1, Class A1
0.314%(c)	11/25/36	Caa2		499	323,931
Chester Asset Receivables Dealings PLC (United Kingdom),
Series 2004-1, Class A
0.700%(c)	04/15/16	Aaa	GBP	3,000	4,553,871
Citibank Omni Master Trust,
Series 2009-A14A, Class A14, 144A
2.953%(c)	08/15/18	Aaa		900	931,640
Countrywide Asset-Backed Certificates,
Series 2005-14, Class 3A3
0.554%(c)	04/25/36	Caa1		5,800	5,360,598
Series 2006-4, Class 2A2
0.384%(c)	07/25/36	B2		636	618,139
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.264%(c)	11/25/36	Ca		31	15,350
Series 2007-CB6, Class A1, 144A
0.324%(c)	07/25/37	Ca		71	36,495
CSAB Mortgage Backed Trust,
Series 2006-4, Class A6A
5.684%	12/25/36	Ca		68	47,145
Cumberland CLO Ltd. (Cayman Islands),
Series 2005-2A, Class A, 144A
0.542%(c)	11/10/19	Aaa		170	169,051
Dryden XVI-Leveraged Loan CDO 2005 (Cayman Islands),
Series 2006-16A, Class A1, 144A
0.542%(c)	10/20/20	Aaa		2,197	2,167,995
Duane Street CLO III Ltd. (Cayman Islands),
Series 2006-3A, Class A1, 144A
0.555%(c)	01/11/21	Aaa		1,493	1,475,357
Eurocredit BV CDO (Netherlands),
Series IV-X, Class A1
0.930%(c)	02/22/20	Aaa	EUR	356	442,591
First NLC Trust,
Series 2007-1, Class A1, 144A
0.274%(c)	08/25/37	Ca		232	115,351
Franklin CLO Ltd. (Cayman Islands),
Series 5A, Class A2, 144A
0.540%(c)	06/15/18	Aaa		2,954	2,893,947
Grosvenor Place CLO BV (Netherlands),
Series I-X, Class A1
0.454%(c)	07/20/21	Aaa	EUR	387	484,691
Series I-X, Class A2

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
0.771%(c)	07/20/21	Aaa	GBP	619	$917,888
Halcyon Structured Asset Management CLO I Ltd. (Cayman Islands),
Series 2006-1A, Class A2, 144A
0.479%(c)	05/21/18	Aaa		1,005	999,540
Harvest CLO lA SA (Luxembourg),
Series I-X, Class A1
0.827%(c)	03/29/17	Aaa	EUR	198	251,266
Hillmark Funding (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.539%(c)	05/21/21	Aaa		1,700	1,649,073
Indymac Residential Asset Backed Trust,
Series 2007-B, Class 2A2
0.364%(c)	07/25/37	Ca		1,534	948,284
JPMorgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A3
0.314%(c)	08/25/36	Ca		139	66,176
Series 2007-HE1, Class AV1
0.264%(c)	03/25/47	Caa1		151	141,849
Landmark V CDO Ltd. (Cayman Islands),
Series 2005-1A, Class A1L, 144A
0.587%(c)	06/01/17	Aaa		191	190,500
LCM V LP (Cayman Islands),
Series 5A, Class A1, 144A
0.512%(c)	03/21/19	Aaa		800	779,324
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.764%(c)	10/25/34	Aaa		12	11,075
MAGI Funding PLC (Ireland),
Series I-A, Class A, 144A
0.671%(c)	04/11/21	Aaa	EUR	943	1,178,135
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-RM4, Class A2A
0.284%(c)	09/25/37	C		4	1,196
Series 2006-RM5, Class A2A
0.264%(c)	10/25/37	C		51	12,072
Series 2007-HE2, Class A2A
0.324%(c)	02/25/37	Ca		15	5,745
Morgan Stanley ABS Capital I,
Series 2006-WMC2, Class A2FP
0.254%(c)	07/25/36	Ca		88	34,593
Series 2007-HE6, Class A1
0.264%(c)	05/25/37	Ca		49	26,036
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
0.254%(c)	11/25/36	Ca		1	579
Nelnet Student Loan Trust,
Series 2008-4, Class A2
1.001%(c)	07/25/18	Aaa		65	65,258
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.751%(c)	10/26/20	AA+(d)		457	454,365
Park Place Securities, Inc.,
Series 2005-WCW2, Class M1
0.704%(c)	07/25/35	Ba2		3,000	2,800,578
Penarth Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A1, 144A
0.853%(c)	05/18/15	Aaa		3,000	3,001,724
Penta CLO SA (Luxembourg),
Series 2007-1X, Class A1
0.564%(c)	06/04/24	Aaa	EUR	968	1,173,766

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Plymouth Rock CLO Ltd., Inc. (Cayman Islands),
Series 2010-1A, Class A, 144A
1.790%(c)	02/16/19		AAA(d)	183	$183,149
RASC Trust
Series 2005-EMX4, Class M1
0.634%(c)	11/25/35		Ba3	1,100	1,070,216
Series 2006-KS7, Class A4
0.444%(c)	09/25/36		Ca	218	155,287
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.704%(c)	07/25/32		Ca	22	17,857
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.334%(c)	05/25/37		Ca	341	188,433
Series 2007-HE1, Class A2A
0.264%(c)	12/25/36		Ca	79	24,379
Series 2007-NC1, Class A2A
0.254%(c)	12/25/36		Ca	3	1,303
SLM Student Loan Trust,
Series 2007-3, Class A3
0.341%(c)	04/25/19		Aaa	600	595,315
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39	(g)	Aaa	278	279,870
Series 2010-C, Class A1, 144A
1.853%(c)	12/15/17		Aaa	63	63,286
Soundview Home Equity Loan Trust,
Series 2006-NLC1, Class A1, 144A
0.264%(c)	11/25/36		Ca	64	24,248
Symphony III CLO Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.530%(c)	05/15/19		Aaa	500	491,045
Wachovia Mortgage Loan Trust LLC,
Series 2005-WMC1, Class M1
0.644%(c)	10/25/35		B3	6,300	5,479,475
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.264%(c)	10/25/36		C	102	40,651
Wood Street CLO BV (Netherlands),
Series I, Class A
0.602%(c)	11/22/21		Aaa	EUR 1,410	1,762,992
Series II-A, Class A1, 144A
0.696%(c)	03/29/21		Aaa	EUR 179	224,710

TOTAL ASSET-BACKED SECURITIES (cost $48,470,354)					49,062,029

BANK LOANS(c) — 0.3%
Computer Services & Software — 0.1%
Dell, Inc.,
Term Loan 1
5.000%	11/06/13	(g)	BA-(d)	4,169	4,150,100
Term Loan 2

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
Computer Services & Software (cont’d.)
6.250%	11/06/13	(g)	B+(d)		2,531	$2,519,157

						6,669,257

Diversified Financial Services — 0.1%
Springleaf Finance Corp.,
Initial Term Loan
5.500%	05/10/17		B3		5,400	5,430,376

Electric
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
3.700%	10/10/14		Caa3		1,789	1,313,987
3.790%	10/10/14		Caa3		915	672,456

						1,986,443

Foods — 0.1%
H.J. Heinz Co.,
Term Loan B-2
3.500%	03/27/20		Ba2		6,000	5,985,000

Media
Virgin Media Investment Holdings Ltd.,
Term Loan B
3.750%	02/06/20		Ba3		1,900	1,889,143

TOTAL BANK LOANS (cost $22,400,536)						21,960,219

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN, 144A
2.503%(c)	11/15/15		NR		5,249	5,277,339
Banc of America Re-REMIC Trust,
Series 2010-UB5, Class A4A, 144A
5.634%(c)	02/17/51		NR		1,900	2,158,898
Banc of America Re-REMICS Trust,
Series 2009-UB1, Class A4A, 144A
5.614%(c)	06/24/50		NR		250	283,438
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48		Aaa		100	112,764
Series 2007-CD5, Class A4
5.886%(c)	11/15/44		Aaa		99	115,743
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class XP, IO
0.468%(c)	12/10/46		Aaa		40,184	139,438
Series 2010-C1, Class A1, 144A
3.156%	07/10/46		Aaa		182	190,960
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40		Aaa		100	109,938
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39		Aaa		980	1,102,084
Series 2010-UD1, Class A, 144A
5.919%(c)	12/18/49		Aaa		800	929,292
DBUBS Mortgage Trust,
Series 2011-LC2A, Class A2, 144A
3.386%	07/10/44		Aaa		2,700	2,890,787
German Residential Asset Note Distributor PLC (Ireland),
Series 1, Class A
1.611%(c)	07/20/16		Aa3	EUR	1,245	1,597,119

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA, IO
2.408%(c)	11/10/45	(g)	Aaa		3,485	$528,772
GS Mortgage Securities Corp. II Trust,
Series 2007-EOP, Class A1, 144A
1.103%(c)	03/06/20		Aaa		211	210,983
Series 2007-EOP, Class A2, 144A
1.260%(c)	03/06/20		Aaa		250	250,389
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2004-CBX, Class A5
4.654%	01/12/37		Aaa		77	78,847
Series 2006-LDP9, Class A3
5.336%	05/15/47		Aa3		110	123,855
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43		AAA(d)		1,300	1,445,177
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.740%(c)	07/09/21		Aaa		474	466,958
Morgan Stanley Capital I, Inc.,
Series 2007-IQ15, Class A4
5.889%(c)	06/11/49		BBB-(d)		40	46,471
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.206%(c)	12/16/49		Aaa		200	235,481
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C5, Class XA, IO, 144A
1.174%(c)	03/10/46		Aaa		19,277	1,583,281
Unite USAF PLC (United Kingdom),
Series 2006-1, Class A
0.707%(c)	03/31/17		Aaa	GBP	700	1,052,983
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28		AAA(d)		700	776,814
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088%(c)	08/15/41		Aaa		100	104,175

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,717,905)						21,811,986

CORPORATE BONDS — 5.9%
Aerospace & Defense
Goodrich Corp.,
Sr. Unsec’d. Notes
6.290%	07/01/16		A(d)		100	115,097

Agriculture
Altria Group, Inc.,
Gtd. Notes
9.250%	08/06/19		Baa1		338	471,132
9.700%	11/10/18		Baa1		338	470,384

						941,516

Airlines — 0.1%
Delta Air Lines 2010-1 Class A, Pass-Through Trust,
Pass-Through Certificates
6.200%	01/02/20		Baa2		805	917,195

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	05/07/21		Baa2		3,800	$4,123,000
UAL 2009-1 Pass-Through Trust,
Pass-Through Certificates
10.400%	05/01/18		Baa2		381	438,677

						5,478,872

Apparel
Jones Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	11/15/14		Ba3		1,200	1,257,000

Auto Manufacturers
Fiat Finance & Trade SA (Luxembourg),
Gtd. Notes, MTN
6.125%	07/08/14		B1	EUR	800	1,059,806
7.625%	09/15/14		B1	EUR	300	406,707

						1,466,513

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC,
Gtd. Notes, 144A
0.894%(c)	03/28/14		A3		5,800	5,814,622
Volkswagen International Finance NV (Netherlands),
Gtd. Notes, 144A
0.884%(c)	09/22/13		A3		1,100	1,103,009
0.894%(c)	04/01/14		A3		200	200,310
1.032%(c)	03/21/14		A3		2,700	2,709,094

						9,827,035

Automotive Parts
Autozone, Inc.,
Sr. Unsec’d. Notes
6.950%	06/15/16		Baa2		2,400	2,810,894

Banks — 2.3%
Abbey National Treasury Services PLC (United Kingdom),
Bank Gtd. Notes
4.000%	04/27/16		A2		1,900	2,020,403
Bank Gtd. Notes, 144A
3.875%	11/10/14		A2		2,300	2,384,451
Covered Bonds, MTN
3.625%	10/14/17		Aaa	EUR	3,500	4,906,976
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.250%	03/23/22		Aaa	AUD	4,300	4,765,947
Ally Financial, Inc.,
Gtd. Notes
3.492%(c)	02/11/14		B1		2,100	2,130,954
3.680%(c)	06/20/14		B1		900	920,808
8.000%	03/15/20		B1		600	744,000
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.390%(c)	05/16/14		Baa1		1,800	1,822,174
Bank Nederlandse Gemeenten (Netherlands),
Sr. Unsec’d. Notes, 144A
1.375%	03/23/15		Aaa		3,100	3,150,274
1.375%	03/19/18	(g)	Aaa		3,000	3,016,033

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of America Corp.,
Sr. Unsec’d. Notes
0.565%(c)	10/14/16		Baa2		500	$488,138
4.500%	04/01/15		Baa2		2,300	2,437,133
Sr. Unsec’d. Notes, MTN
5.650%	05/01/18		Baa2		3,200	3,701,782
7.375%	05/15/14		Baa2		200	214,036
Sub. Notes, MTN
0.888%(c)	05/23/17		Baa3	EUR	600	726,811
Bank of Nova Scotia (Canada),
Certificate of Deposit
0.483%(c)	03/27/14		Aa2		350	350,517
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.345%(c)	01/13/14		A2		4,200	4,222,453
Sub. Notes, 144A
10.179%	06/12/21		Baa3		2,320	3,107,338
Sub. Notes, MTN
4.750%	02/23/15		Baa3		1,000	996,596
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes
4.500%	03/10/16		A2		6,000	6,375,000
Sr. Unsec’d. Notes, 144A
4.500%	03/10/16		A2		800	850,000
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13		A2		900	903,268
Commonwealth Bank of Australia (Australia),
Covered Bonds
2.250%	03/16/17	(g)	Aaa		3,900	4,078,230
Gov’t. Liquid Gtd. Notes, 144A
0.560%(c)	09/17/14		Aaa		100	100,411
0.725%(c)	07/12/13		Aaa		2,100	2,102,522
0.784%(c)	06/25/14	(g)	Aaa		500	503,070
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
4.500%	01/11/21		Aa2		1,500	1,680,393
Depfa ACS Bank (Ireland),
Covered Bonds
3.875%	07/15/13		A3	EUR	7,700	9,948,725
Deutsche Bank Capital Trust,
Jr. Sub. Notes, 144A
4.901%(c)	12/29/49	(g)	Ba2		300	241,500
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
2.750%	01/10/14		Aa3		500	506,963
Gov’t. Liquid Gtd. Notes, 144A
0.781%(c)	04/29/14		Aa3		4,500	4,474,855
2.750%	01/10/14		Aa3		8,700	8,821,165
2.750%	04/29/14		Aa3		6,600	6,713,922
Dexia Municipal Agency SA (France),
Covered Bonds
5.250%	02/16/17		Aaa		700	794,800
DNB Boligkreditt A/S (Norway),
Covered Bonds, MTN
2.500%	10/18/17		Aaa	EUR	2,400	3,262,157
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
2.375%	05/25/16		Ba3		500	475,625

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
3.000%	11/17/14		Ba3		6,400	$6,368,000
Eurofima (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.250%	04/07/16		Aaa		2,500	2,827,730
6.250%	12/28/18		Aaa	AUD	4,300	4,897,245
HSH N Finance Guernsey Ltd. (Guernsey),
Bank Gtd. Notes, MTN
0.657%(c)	12/21/15		Aa1	EUR	2,600	3,348,651
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16		Aaa		1,700	1,773,122
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
2.688%(c)	02/24/14		Baa2		5,100	5,129,509
KFW (Germany),
Gov’t. Gtd. Notes
0.625%	05/29/15		Aaa	EUR	1,700	2,200,547
Gov’t. Gtd. Notes, MTN
5.500%	02/09/22		Aaa	AUD	1,800	2,009,822
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes
5.500%	03/29/22		Aaa	AUD	2,900	3,222,977
Gov’t. Gtd. Notes, MTN
5.500%	03/09/20		Aaa	AUD	3,400	3,786,274
7.000%	05/10/17		Aaa	NZD	300	278,921
Lloyds TSB Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49		BB+(d)		3,600	4,783,158
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
0.632%(c)	05/02/14		Baa1	EUR	300	383,663
NIBC Bank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
2.800%	12/02/14		Aaa		1,648	1,712,472
Nile Finance Ltd. (Cayman Islands),
Bank Gtd. Notes
5.250%	08/05/15		Caa1		1,000	915,000
Norddeutsche Landesbank Girozentrale (Germany),
Pfandbrief, 144A
0.875%	10/16/15	(g)	Aaa		7,000	7,020,300
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.205%(c)	01/14/14		Aa3		3,300	3,321,100
4.875%	01/14/21		Aa3		600	694,020
Rabobank Nederland NV (Netherlands),
Sr. Unsec’d. Notes
6.875%	03/19/20		NR	EUR	3,300	4,739,856
Santander US Debt SA Unipersonal (Spain),
Bank Gtd. Notes, 144A
3.724%	01/20/15		Baa2		2,500	2,527,175
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.450%	09/30/13		Aaa		3,400	3,418,870
1.875%	10/02/19	(g)	Aaa		1,900	1,905,510
Sec’d. Notes
4.250%	10/10/17		Aaa	AUD	3,800	3,946,690

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
2.802%(c)	04/20/16		Baa2		200	$199,000

						165,349,042

Beverages — 0.1%
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.750%	04/07/21		Baa3		3,000	3,565,047

Commercial Banks — 0.3%
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/15		Aaa		400	403,040
Banco Bilbao Vizcaya Argentaria SA (Spain),
Covered Bonds
3.000%	10/09/14		A3	EUR	400	520,644
4.125%	01/13/14		A3	EUR	1,400	1,835,816
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/16		Baa1		1,300	1,355,250
4.500%	04/06/15		Baa1		2,800	2,912,000
4.625%	02/13/17		Baa1		1,700	1,797,750
Banco Santander Brazil SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.380%(c)	03/18/14		Baa1		300	300,752
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
1.902%(c)	01/19/16		Aa3		2,000	1,955,000
BNP Paribas Home Loan SFH (France),
Covered Bonds, 144A
2.200%	11/02/15		Aaa		5,500	5,682,600
HBOS Capital Funding LP (United Kingdom),
Bank Gtd. Notes
9.540%(c)	03/29/49		Ba3	GBP	200	312,912
HBOS PLC (United Kingdom),
Sub. Notes, MTN, 144A
6.750%	05/21/18		Ba1		1,000	1,111,470
Sberbank of Russia Via SB Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.125%	02/07/22		A3		4,000	4,470,000

						22,657,234

Construction & Engineering — 0.1%
Obrascon Huarte Lain SA (Spain),
Sr. Unsec’d. Notes, MTN
7.375%	04/28/15		Ba2	EUR	5,600	7,806,491

Containers & Packaging
Rexam PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.750%	06/01/13	(g)	Baa3		500	501,874

Diversified Financial Services — 0.5%
Credit Agricole Home Loan SFH (France),
Covered Bonds, 144A
1.052%(c)	07/21/14		Aaa		2,000	2,009,155
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.984%	06/15/16		Baa3		1,300	1,377,292
5.625%	09/15/15		Baa3		1,000	1,088,848

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
7.000%	10/01/13		Baa3		500	$514,863
German Postal Pensions Securitisation 2 PLC (Ireland),
Gov’t. Gtd. Notes
4.250%	01/18/17		Aaa	EUR	2,250	3,253,576
German Postal Pensions Securitisation PLC (Ireland),
Asset Backed
3.375%	01/18/16		Aaa	EUR	5,900	8,130,893
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	09/01/14		Ba2		900	958,500
6.750%	09/01/16		Ba2		800	904,000
7.125%	09/01/18		Ba2		3,200	3,760,000
Sr. Unsec’d. Notes, MTN
5.625%	09/20/13		Ba3		500	508,750
Northern Rock Asset Management PLC (United Kingdom),
Covered Bonds
3.625%	04/20/15		Aaa	EUR	2,000	2,712,929
QNB Finance Ltd. (Cayman Islands),
Bank Gtd. Notes, MTN
2.125%	02/14/18		Aa3		2,400	2,367,000
Russian Agricultural Bank OJSC Via RSHB Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
5.298%	12/27/17		Baa1		700	741,090
SLM Corp.,
Sr. Unsec’d. Notes, MTN
0.601%(c)	01/27/14		Ba1		200	198,306
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.900%	12/15/17		Caa1		500	502,500
Stone Street Trust,
Sr. Unsec’d. Notes, 144A
5.902%	12/15/15		Baa1		2,300	2,499,629
TNK-BP Finance SA (Luxembourg),
Gtd. Notes
6.625%	03/20/17		Baa2		400	452,000
WM Covered Bond Program,
Covered Bonds, MTN
4.000%	11/26/16		A+(d)	EUR	2,300	3,248,404
4.375%	09/16/14		A+(d)	EUR	2,300	3,069,164

						38,296,899

Electric — 0.1%
Abu Dhabi National Energy Co. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	01/12/18	(g)	A3		3,000	3,016,500
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21		Baa3		1,000	1,202,031
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20		A3		1,700	1,824,319
Ipalco Enterprises, Inc.,
Sr. Sec’d. Notes
5.000%	05/01/18		Ba1		1,000	1,080,000
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22		A1		500	491,527

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	Ba1		250	$301,939
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20	Ba1		1,000	1,162,116

					9,078,432

Financial Services — 0.6%
CIT Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	04/01/14	Ba3		4,300	4,466,625
Citigroup Finance Canada, Inc. (Canada),
Gtd. Notes, MTN, 144A
5.500%	05/21/13	Baa2	CAD	400	395,791
Citigroup, Inc.,
Notes, MTN
5.500%	10/15/14	Baa2		422	450,314
Sr. Unsec’d. Notes
2.293%(c)	08/13/13	Baa2		2,900	2,919,076
5.500%	04/11/13	NR		2,700	2,703,148
6.000%	08/15/17	Baa2		2,000	2,335,146
Sr. Unsec’d. Notes, MTN
7.375%	06/16/14	Baa2	EUR	1,700	2,352,883
Sub. Notes, MTN
0.859%(c)	05/31/17	Baa3	EUR	800	970,364
1.480%(c)	11/30/17	Baa3	EUR	700	864,098
6.393%	03/06/23	Baa3	EUR	1,000	1,428,114
Goldman Sachs Group, Inc. (The),
Sub. Notes
6.750%	10/01/37	Baa1		500	560,295
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.717%(c)	06/01/16	Baa1		1,700	1,674,711
Sr. Unsec’d. Notes, MTN
0.439%(c)	04/05/13	NR	EUR	700	897,302
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.450%	03/01/16	A2		4,200	4,465,297
4.250%	10/15/20	A2		800	877,774
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	A1		900	1,060,154
LBG Capital No. 1 PLC (United Kingdom),
Bank Gtd. Notes
7.375%	03/12/20	B1	EUR	100	130,749
11.040%	03/19/20	B1	GBP	1,200	2,101,409
Bank Gtd. Notes, 144A
8.500%(c)	12/29/49	BB-(d)		700	746,864
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes(i)
2.851%	12/23/24	NR		200	53,000
2.907%	11/16/24	NR		400	106,000
5.625%	01/24/13	NR		4,800	1,284,000
6.875%	01/24/13	NR		900	245,250
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
0.510%(c)	05/30/14	Baa2	EUR	700	894,023
Sr. Unsec’d. Notes, MTN

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial Services (cont’d.)
0.486%(c)	01/31/14		Baa2	EUR	2,000	$2,559,637
0.659%(c)	07/22/14		Baa2	EUR	1,800	2,301,569
6.750%	05/21/13		Baa2	EUR	400	516,843
6.875%	04/25/18		Baa2		1,600	1,931,232
Pearson Dollar Finance Two PLC (United Kingdom),
Gtd. Notes, 144A
6.250%	05/06/18		Baa1		1,000	1,201,795
UBS AG (Switzerland),
Sr. Unsec’d. Notes
2.250%	08/12/13		A2		698	701,295
5.875%	12/20/17		A2		100	118,608

						43,313,366

Financial–Bank & Trust — 0.4%
Achmea Hypotheekbank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14		Aaa		304	316,707
Cie de Financement Foncier SA (France),
Covered Bonds, 144A
2.250%	03/07/14	(g)	Aaa		3,000	3,045,210
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
8.125%	01/21/14		Aa3		1,300	1,372,983
Sr. Unsec’d. Notes, MTN
5.750%	05/22/13		Aa3	EUR	300	387,017
Inter-American Development Bank (Supranational Bank),
Notes, MTN
6.000%	02/26/21		Aaa	AUD	2,800	3,287,196
Kreditanstalt Fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, MTN
4.000%	03/04/16		Aaa	NOK	21,000	3,796,643
6.000%	08/20/20		Aaa	AUD	1,400	1,618,601
6.250%	05/19/21		Aaa	AUD	2,200	2,583,575
Morgan Stanley,
Notes, MTN
6.625%	04/01/18		Baa1		1,800	2,151,724
Sr. Unsec’d. Notes
0.784%(c)	10/15/15		Baa1		200	196,682
1.281%(c)	04/29/13		Baa1		7,300	7,303,913
2.875%	07/28/14		Baa1		100	102,204
Sr. Unsec’d. Notes, MTN
0.619%(c)	01/16/17		Baa1	EUR	100	123,982
7.300%	05/13/19		Baa1		100	123,748
Royal Bank of Scotland PLC (The) (United Kingdom),
Bank Gtd. Notes
4.375%	03/16/16		A3		2,100	2,285,562
Sub. Notes
3.858%(c)	10/27/14		Ba1	AUD	2,100	2,131,441
Westpac Banking Corp. (Australia),
Gov’t. Liquid Gtd. Notes, 144A
3.585%	08/14/14	(g)	Aaa		700	728,864

						31,556,052

Foods — 0.1%
BRF Brasil Foods SA (Brazil),
Gtd. Notes, 144A
5.875%	06/06/22		Baa3		4,000	4,450,000

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Insurance — 0.1%
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/68		Baa2		600	$807,750
Jr. Sub. Notes, 144A
8.000%(c)	05/22/68	(g)	Baa2	EUR	1,300	1,949,700
Sr. Unsec’d. Notes
3.650%	01/15/14		Baa1		1,000	1,023,319
8.250%	08/15/18		Baa1		2,000	2,591,026
Sr. Unsec’d. Notes, 144A
3.750%	11/30/13		Baa1		1,000	1,020,405
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.750%	09/15/15		Baa2		184	204,644

						7,596,844

Media
New York Times Co. (The),
Sr. Unsec’d. Notes
5.000%	03/15/15		B1		800	836,000

Metals & Mining — 0.2%
ALROSA Finance SA (Luxembourg),
Gtd. Notes
7.750%	11/03/20		Ba3		1,200	1,405,140
Gtd. Notes, 144A
7.750%	11/03/20		Ba3		600	702,570
AngloGold Ashanti Holdings PLC (United Kingdom),
Gtd. Notes
5.375%	04/15/20		Baa2		3,500	3,704,666
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		Baa2		700	747,473
Gerdau Trade, Inc. (British Virgin Islands),
Gtd. Notes, 144A
5.750%	01/30/21		BBB-(d)		3,400	3,629,500
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands),
Gtd. Notes, 144A
4.875%	10/07/20		Ba1		4,100	4,028,250
Mongolian Mining Corp. (Cayman Islands),
Gtd. Notes
8.875%	03/29/17		B2		1,700	1,742,500
Gtd. Notes, 144A
8.875%	03/29/17		B2		2,000	2,050,000

						18,010,099

Oil & Gas — 0.3%
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17		B+(d)		7,300	6,332,750
Phillips 66,
Gtd. Notes
4.300%	04/01/22		Baa1		8,700	9,550,538
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
3.149%	03/06/17		Baa1		3,600	3,618,000
Thai Oil PCL (Thailand),
Sr. Unsec’d. Notes, 144A
3.625%	01/23/23		Baa1		1,200	1,206,462

						20,707,750

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pharmaceuticals
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
6.000%	06/15/17	Baa2		250	$291,676
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.750%	08/15/21	B1		2,200	2,343,000

					2,634,676

Pipelines — 0.1%
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	Ba2		2,500	2,318,750
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18	Baa2		2,400	2,898,893

					5,217,643

Real Estate Investment Trusts — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
7.000%	10/15/17	Baa3		2,200	2,616,073
Goodman Funding Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	11/12/20	Baa2		3,900	4,541,433
6.375%	04/15/21	Baa2		2,325	2,690,948
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2		300	328,916
Kilroy Realty LP,
Gtd. Notes
5.000%	11/03/15	Baa3		900	977,697
Simon Property Group LP,
Sr. Unsec’d. Notes
5.750%	12/01/15	A3		100	111,668

					11,266,735

Retail — 0.1%
Limited Brands, Inc.,
Sr. Unsec’d. Notes
6.900%	07/15/17	Ba2		1,700	1,952,875
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.750%	07/15/14	Baa3		1,400	1,485,008

					3,437,883

Telecommunications — 0.2%
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
6.450%	12/05/22	A2	MXN	65,000	5,532,456
Lynx I Corp.,
Sr. Sec’d. Notes, 144A
6.000%	04/15/21	Ba3	GBP	1,200	1,873,946
Qtel International Finance Ltd. (Bermuda),
Gtd. Notes
4.750%	02/16/21	A2		4,000	4,460,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland),
Sr. Unsec’d. Notes, 144A
9.125%	04/30/18	Ba3		1,000	1,186,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
VimpelCom Holdings BV (Netherlands),
Gtd. Notes, 144A
5.200%	02/13/19	Ba3		3,500	$3,525,940

					16,579,092

TOTAL CORPORATE BONDS (cost $415,051,909)					434,758,086

FOREIGN GOVERNMENT BONDS — 4.5%
Australia Government (Australia),
Sr. Unsec’d. Notes
4.000%	08/20/20	Aaa	AUD	3,900	7,788,225
5.500%	01/21/18	Aaa	AUD	6,900	7,973,420
5.500%	04/21/23	Aaa	AUD	1,000	1,223,513
2.500%	09/20/30	Aaa	AUD	50	67,817
Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, MTN
2.750%	03/05/15	NR		700	727,321
Bundesrepublik Deutschland (Germany),
Bonds
1.750%	07/04/22	Aaa	EUR	1,200	1,615,905
3.250%	07/04/21	Aaa	EUR	300	454,495
4.000%	01/04/37	Aaa	EUR	2,900	4,992,065
Unsec’d. Notes, TIPS
2.250%	04/15/13	NR	EUR	3,800	5,487,132
Bundesschatzanweisungen (Germany),
Bonds
0.750%	09/13/13	Aaa	EUR	29,800	38,324,163
Canadian Government (Canada),
Bonds, TIPS
3.000%	12/01/36	Aaa	CAD	450	826,888
4.250%	12/01/21	Aaa	CAD	3,400	6,886,331
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20	Aa3		800	882,800
Council of Europe Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.625%	12/14/15	Aaa	AUD	3,862	4,211,513
5.750%	09/16/14	Aaa	AUD	2,400	2,576,724
Deutsche Bundesrepublik Inflation Linked (Germany),
Bonds, TIPS
0.100%	04/15/23	Aaa	EUR	800	1,111,660
European Union (Supranational Bank),
Notes, MTN
2.375%	10/04/18	Aaa	EUR	1,000	1,381,941
3.125%	01/27/15	Aaa	EUR	200	269,950
Sr. Unsec’d. Notes, MTN
2.500%	12/04/15	Aaa	EUR	5,100	6,921,204
3.250%	04/04/18	Aaa	EUR	1,800	2,581,371
3.500%	06/04/21	Aaa	EUR	1,600	2,359,973
Export Development Canada (Canada),
Sr. Unsec’d. Notes
3.875%	03/16/17	Aaa	NZD	2,800	2,374,540
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes
0.351%(c)	02/18/15	Aaa	EUR	14,700	18,891,897
Gov’t. Gtd. Notes, MTN
2.375%	12/15/14	Aaa	EUR	100	132,840
3.375%	06/17/21	Aaa	EUR	2,000	2,929,167

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Fondo de Reestructuracion Ordenada Bancaria (Spain),
Gov’t. Gtd. Notes
4.400%	10/21/13		Baa3	EUR	600	$781,566
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes
1.961%(c)	03/25/14		Baa3	EUR	600	751,731
Gov’t. Gtd. Notes, MTN
4.000%	12/08/14		Baa3	GBP	1,200	1,839,798
4.530%	03/17/16		Baa3	CAD	100	93,265
5.000%	04/10/17		Baa3		500	517,400
6.125%	02/27/14		Baa3	AUD	500	513,442
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
4.500%	08/16/16		Aaa	NZD	1,000	866,424
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
1.700%	09/15/18		Baa2	EUR	500	613,922
2.100%	09/15/16		Baa2	EUR	4,550	6,232,398
Junta de Castilla y Leon (Spain),
Sr. Unsec’d. Notes
6.270%	02/19/18		Baa3	EUR	2,700	3,588,122
Kommunalbanken AS (Norway),
Sr. Unsec’d. Notes, 144A
2.375%	01/19/16		Aaa		200	209,784
Korea Finance Corp. (South Korea),
Sr. Unsec’d. Notes
3.250%	09/20/16		Aa3		1,000	1,059,800
Mexican Bonos de Proteccion al Ahorro (Mexico),
Bonds
4.320%	01/30/20		NR	MXN	18,700	1,498,124
4.490%	01/04/18		A-(d)	MXN	39,100	3,145,835
Mexican Udibonos (Mexico),
Bonds, TIPS
2.000%	06/09/22		Baa1	MXN	6,660	2,809,748
2.500%	12/10/20		Baa1	MXN	470	206,172
4.500%	12/18/14		Baa1	MXN	340	143,963
5.000%	06/16/16		Baa1	MXN	4,150	1,861,185
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
2.500%	11/20/35		Aaa	AUD	600	759,214
2.750%	11/20/25		Aaa	AUD	500	678,166
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
2.000%	09/20/25	(g)	Aaa	NZD	2,100	1,887,183
5.000%	03/15/19		Aaa	NZD	10,400	9,618,066
5.500%	04/15/23		Aaa	NZD	5,700	5,564,793
6.000%	12/15/17		Aaa	NZD	1,500	1,427,433
6.000%	05/15/21		Aaa	NZD	6,200	6,160,886
Province of British Columbia (Canada),
Bonds
4.300%	06/18/42		Aaa	CAD	300	340,143
Province of Ontario (Canada),
Bonds
4.000%	06/02/21		Aa2	CAD	2,900	3,173,171
Sr. Unsec’d. Notes
2.450%	06/29/22		Aa2		800	802,047
Sr. Unsec’d. Notes, MTN
4.000%	10/07/19		Aa2		600	684,496
Unsec’d. Notes
3.150%	06/02/22		Aa2	CAD	11,300	11,566,969

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
3.150%	06/02/22	Aa2	CAD	7,500	$7,677,192
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	Aa2	CAD	200	242,859
Notes
4.250%	12/01/21	Aa2	CAD	1,100	1,217,899
Notes, MTN
7.295%	07/22/26	A+(d)		2,400	3,416,146
Sr. Unsec’d. Notes
2.750%	08/25/21	Aa2		2,200	2,283,928
Unsec’d. Notes
3.500%	12/01/22	Aa2	CAD	9,100	9,482,329
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
12.500%	01/05/22	Baa2	BRL	1,500	998,392
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
7.375%	03/18/19	Baa3		1,000	1,287,500
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
6.625%	02/17/37	Baa3		1,000	1,232,500
6.875%	01/17/18	Baa3		1,800	2,124,000
Sr. Unsec’d. Notes, 144A
6.875%	03/09/17	Baa3		5,940	6,905,250
Republic of Italy (Italy),
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28	Baa2	GBP	1,400	2,164,126
Republic of Peru (Peru),
Sr. Unsec’d. Notes
7.125%	03/30/19	Baa2		3,600	4,620,600
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
8.375%	06/17/19	Ba1		1,000	1,347,500
Republic of South Africa (South Africa),
Bonds
8.000%	12/21/18	Baa1	ZAR	50,300	5,937,340
RZD Capital Ltd. (Ireland),
Sr. Unsec’d. Notes
7.487%	03/25/31	Baa1	GBP	3,900	7,217,012
Spanish Government Bonds (Spain),
Sr. Unsec’d. Notes, MTN
5.250%	04/06/29	Baa3	GBP	200	275,763
State of North Rhine-Westphalia (Germany),
Sr. Unsec’d. Notes, MTN
3.250%	05/28/14	Aa1	NOK	25,400	4,412,248
United Kingdom Gilt (United Kingdom),
Bonds
1.750%	09/07/22	Aa1	GBP	5,600	8,501,980
4.250%	12/07/27	Aa1	GBP	1,200	2,240,749
4.250%	09/07/39	Aa1	GBP	900	1,661,020
4.750%	12/07/30	Aa1	GBP	3,900	7,688,830
4.750%	12/07/38	Aa1	GBP	2,000	3,980,150
Unsec’d. Notes
4.250%	12/07/40	Aa1	GBP	1,400	2,582,247
4.500%	09/07/34	Aa1	GBP	800	1,531,355
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
2.500%	07/26/16	Aa1	GBP	200	1,073,976
Bonds, TIPS
0.125%	03/22/24	Aa1	GBP	9,500	16,995,658

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
0.125%	03/22/29	Aa1	GBP	200	$356,838
0.125%	03/22/44	Aa1	GBP	1,150	1,911,795
0.375%	03/22/62	Aa1	GBP	100	196,688
1.250%	11/22/17	Aa1	GBP	1,100	2,519,632
1.875%	11/22/22	Aa1	GBP	6,600	16,321,593
Xunta de Galicia (Spain),
Sr. Unsub. Notes
5.763%	04/03/17	Baa3	EUR	3,600	4,730,752
6.131%	04/03/18	Baa3	EUR	400	530,411

TOTAL FOREIGN GOVERNMENT BONDS (cost $321,029,100)					328,054,359

MUNICIPAL BONDS — 0.7%
California — 0.4%
Los Angeles Community College District,
General Obligation Unlimited
6.750%	08/01/49	Aa1		2,700	3,808,728
Los Angeles County Public Works Financing Authority,
Revenue Bonds
7.618%	08/01/40	A1		5,600	7,435,792
San Diego County Regional Airport Authority,
Revenue Bonds
6.628%	07/01/40	A2		1,600	1,783,552
State of California,
General Obligation Unlimited
5.000%	06/01/37	A1		600	648,942
5.000%	11/01/37	A1		1,150	1,252,580
5.000%	04/01/38	A1		1,200	1,312,584
University of California,
Revenue Bonds
5.000%	05/15/25	Aa2		600	720,942
5.000%	05/15/26	Aa2		1,000	1,189,710
5.000%	05/15/27	Aa2		2,560	3,021,312
5.000%	05/15/28	Aa2		600	701,994
5.000%	05/15/29	Aa2		3,900	4,535,739

					26,411,875

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3		600	741,096

Kentucky
Kentucky State Property & Building Commission,
Revenue Bonds
5.373%	11/01/25	Aa3		600	710,268

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
5.000%	01/01/25	A3		300	354,318
5.000%	01/01/26	A3		600	697,530
5.000%	01/01/27	A3		500	577,620
Tobacco Settlement Financing Corp.,
Revenue Bonds
5.000%	06/01/41	B2		100	90,232

					1,719,700

New York — 0.2%
New York City Municipal Water Finance Authority,
Revenue Bonds
5.750%	06/15/40	Aa2		500	590,345

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
New York City Transitional Finance Authority,
Revenue Bonds
4.725%	11/01/23	Aa1	200	$236,480
4.905%	11/01/24	Aa1	200	238,362
5.075%	11/01/25	Aa1	200	238,380
New York State Urban Development Corp.,
Revenue Bonds
5.000%	03/15/23	AAA(d)	2,000	2,397,980
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3	3,500	3,496,500
5.750%	11/01/30	Aa3	1,200	1,389,504
Triborough Bridge & Tunnel Authority,
Revenue Bonds
5.000%	11/15/25	Aa3	3,600	4,350,564

				12,938,115

Ohio
American Municipal Power, Inc.,
Revenue Bonds
5.939%	02/15/47	A1	700	797,433
8.084%	02/15/50	A3	800	1,171,272

				1,968,705

Texas — 0.1%
Dallas/Fort Worth International Airport,
Revenue Bonds
5.000%	11/01/32	A2	7,200	7,838,208

West Virginia
Tobacco Settlement Finance Authority,
Revenue Bonds
7.467%	06/01/47	B2	95	81,790

TOTAL MUNICIPAL BONDS (cost $50,420,572)				52,409,757

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.6%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.079%(c)	09/25/35	Caa2	283	267,544
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.150%(c)	03/25/58	Aaa	1,551	1,593,969
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
1.947%(c)	09/25/45	Ba3	235	225,907
Banc of America Funding Corp.,
Series 2006-8T2, Class A10
5.753%	10/25/36	Caa3	61	48,489
Series 2006-J, Class 4A1
5.623%(c)	01/20/47	D(d)	1,844	1,439,447
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
3.097%(c)	05/25/35	Caa2	1,000	904,976
Series 2005-E, Class 2A1
3.126%(c)	06/25/35	Caa1	141	131,208
Series 2005-H, Class 2A1
3.128%(c)	09/25/35	CC(d)	69	63,938
Series 2005-H, Class 2A5

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.128%(c)	09/25/35	CC(d)		820	$762,669
Bancaja FTA (Spain),
Series 8, Class A
0.319%(c)	10/25/37	A3	EUR	624	662,092
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
12.127%(c)	04/26/37	NR		416	114,292
Series 2011-RR4, Class 8A2, 144A
11.300%(c)	02/26/36	NR		2,700	1,057,949
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37	NR		1,057	1,120,683
Series 2011-RR5, Class 12A1, 144A
5.575%(c)	03/26/37	NR		300	282,752
Series 2011-RR5, Class 12A2, 144A
5.575%(c)	03/26/37	NR		2,600	775,367
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
2.706%(c)	08/25/33	Baa1		16	16,051
Series 2003-7, Class 6A
2.804%(c)	10/25/33	A2		12	12,162
Series 2003-9, Class 2A1
3.018%(c)	02/25/34	A3		184	181,439
Series 2004-2, Class 22A
3.051%(c)	05/25/34	B1		30	28,192
Series 2004-10, Class 13A1
2.847%(c)	01/25/35	B3		184	169,862
Series 2004-10, Class 21A1
3.123%(c)	01/25/35	B1		320	316,771
Series 2004-10, Class 22A1
2.975%(c)	01/25/35	B2		113	110,926
Series 2005-1, Class 2A1
2.821%(c)	03/25/35	Caa2		74	69,293
Series 2005-2, Class A1
2.600%(c)	03/25/35	Ba2		249	250,540
Series 2005-2, Class A2
2.793%(c)	03/25/35	Baa3		70	69,971
Series 2005-4, Class 3A1
2.955%(c)	08/25/35	Caa2		1,018	930,612
Series 2005-5, Class A1
2.240%(c)	08/25/35	Ba2		21	21,240
Series 2005-5, Class A2
2.320%(c)	08/25/35	Ba3		571	579,584
Series 2005-8, Class A3, 144A
5.141%(c)	08/25/35	B3		558	567,668
Bear Stearns Alt-A Trust,
Series 2005-4, Class 23A1
2.768%(c)	05/25/35	B3		2,617	2,378,974
Series 2005-7, Class 22A1
2.926%(c)	09/25/35	Caa3		370	311,466
Series 2005-9, Class 24A1
2.835%(c)	11/25/35	Ca		185	141,293
Series 2005-10, Class 24A1
2.609%(c)	01/25/36	Ca		325	223,488
Series 2006-2, Class 23A1
2.800%(c)	03/25/36	Ca		324	229,259
Series 2006-4, Class 21A1
2.817%(c)	08/25/36	Ca		262	181,281
Series 2006-5, Class 2A2

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.184%(c)	08/25/36	Caa3		433	$302,030
Series 2006-6, Class 31A1
2.870%(c)	11/25/36	Caa3		656	459,254
Series 2006-6, Class 32A1
2.932%(c)	11/25/36	Caa3		541	367,132
Series 2006-8, Class 3A1
0.364%(c)	02/25/34	A2		137	131,800
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.618%(c)	01/26/36	Caa3		1,931	1,505,904
Series 2007-R6, Class 2A1
2.735%(c)	12/26/46	Caa3		1,092	736,427
Berica ABS SRL (Italy),
Series 2011-1, Class A1
0.513%(c)	12/30/55	A2	EUR	8,200	10,175,370
Berica Residential MBS Srl (Italy),
Series 8, Class A
0.537%(c)	03/31/48	A2	EUR	2,469	2,878,720
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 1A1
3.021%(c)	02/25/37	A1		205	210,861
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
2.823%(c)	03/25/34	Ba3		94	92,859
Series 2005-6, Class A1
2.270%(c)	09/25/35	B1		36	35,717
Series 2005-6, Class A2
2.340%(c)	09/25/35	B1		59	57,744
Series 2005-10, Class 1A2A
2.877%(c)	12/25/35	Caa3		83	54,782
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	Caa1		22	19,460
Series 2005-56, Class 2A2
2.203%(c)	11/25/35	Caa3		27	20,344
Series 2005-56, Class 2A3
1.663%(c)	11/25/35	Caa3		27	19,732
Series 2005-62, Class 2A1
1.174%(c)	12/25/35	Caa3		541	396,379
Series 2005-76, Class 2A1
1.177%(c)	02/25/36	Caa3		27	22,156
Series 2005-81, Class A1
0.484%(c)	02/25/37	Caa3		2,748	1,853,317
Series 2006-2CB, Class A14
5.500%	03/25/36	Ca		64	49,108
Series 2006-15CB, Class A1
6.500%	06/25/36	Ca		153	108,675
Series 2006-OA11, Class A1B
0.394%(c)	09/25/46	Ca		169	118,824
Series 2006-OA14, Class 2A1
0.394%(c)	11/25/46	Caa3		279	189,678
Series 2006-OA17, Class 1A1A
0.398%(c)	12/20/46	Ca		1,771	1,136,951
Series 2006-OA19, Class A1
0.383%(c)	02/20/47	Caa3		923	587,207
Series 2006-OA22, Class A1
0.364%(c)	02/25/47	Caa3		233	181,610
Series 2007-OA4, Class A1

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
0.374%(c)	05/25/47	Ca		1,078	$866,915
Series 2007-16CB, Class 5A1
6.250%	08/25/37	Caa3		57	45,376
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.057%(c)	08/25/34	Caa1		184	162,715
Series 2004-12, Class 12A1
2.869%(c)	08/25/34	Caa1		583	531,421
Series 2004-22, Class A3
2.927%(c)	11/25/34	B3		38	35,463
Series 2004-HYB5, Class 2A1
2.889%(c)	04/20/35	Baa1		152	150,411
Series 2005-2, Class 1A1
0.524%(c)	03/25/35	Caa3		1,097	760,784
Series 2005-9, Class 1A1
0.504%(c)	05/25/35	Caa2		1,112	914,034
Series 2005-HYB6, Class 5A1
5.107%(c)	10/20/35	Caa2		345	290,087
Series 2005-HYB9, Class 5A1
2.541%(c)	02/20/36	Ca		503	388,250
Series 2005-R2, Class 1AF1, 144A
0.544%(c)	06/25/35	Ba1		47	42,613
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.618%(c)	08/25/33	Aaa		35	34,645
Series 2004-AR6, Class 9A2
0.944%(c)	10/25/34	Aaa		97	95,885
Credit Suisse Mortgage Capital Certificates,
Series 2007-3, Class 1A6A
5.579%(c)	04/25/37	Caa3		288	183,632
Crusade Global Trust (Australia),
Series 2004-2, Class A2
0.365%(c)	11/19/37	Aaa	EUR	97	123,851
Series 2005-2, Class A2
3.116%(c)	08/14/37	Aaa	AUD	691	710,133
Deutsche Alt-A Securities, Inc. Alternate Loan Trust,
Series 2006-AB4, Class A6A2
5.886%	10/25/36	Caa3		138	103,032
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18	Baa2		240	247,314
Series 2006-AB4, Class A1B1
0.304%(c)	10/25/36	Ca		18	9,386
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3C
0.667%(c)	12/10/44	Aa2	GBP	2,549	3,553,333
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35	Aaa		142	155,996
Series 2006-16, Class FC
0.504%(c)	03/25/36	Aaa		110	109,941
Series 2006-118, Class A2
0.244%(c)	12/25/36	Aaa		143	134,474
Series 2011-3, Class FA
0.884%(c)	02/25/41	Aaa		678	681,684
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.575%(c)	07/25/44	Aaa		441	450,530

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
First Horizon Alternative Mortgage Securities,
Series 2005-AA1, Class 1A1
2.385%(c)	03/25/35	Caa3		807	$638,284
First Horizon Asset Securities, Inc.,
Series 2007-AR1, Class 1A1
2.592%(c)	05/25/37	D(d)		759	603,583
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.611%(c)	10/18/54	Aa3	GBP	2,000	3,098,230
Freddie Mac Reference REMICS,
Series R006, Class ZA
6.000%	04/15/36	Aaa		454	510,906
Freddie Mac REMICS,
Series 2906, Class GZ
5.000%	09/15/34	Aaa		604	686,857
Series 3172, Class FK
0.653%(c)	08/15/33	Aaa		798	803,733
Series 3174, Class FM
0.443%(c)	05/15/36	Aaa		51	51,091
Freddie Mac Strips,
Series 278, Class F1
0.653%(c)	09/15/42	Aaa		1,474	1,486,006
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
1.961%(c)	04/24/47	Aaa	GBP	800	1,238,227
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.503%(c)	03/20/37	Aaa		619	620,534
Granite Master Issuer PLC (United Kingdom),
Series 2005-1, Class A4
0.403%(c)	12/20/54	Aaa		834	819,610
Granite Mortgages PLC (United Kingdom),
Series 2003-2, Class 1A3
0.802%(c)	07/20/43	Aaa		829	822,881
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
2.939%(c)	10/25/33	BB(d)		905	894,530
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.940%(c)	03/25/33	A2		12	12,422
Series 2005-AR1, Class 1A1
3.033%(c)	01/25/35	BBB+(d)		62	61,391
Series 2005-AR2, Class 2A1
2.825%(c)	04/25/35	Caa1		603	594,802
Series 2005-AR3, Class 6A1
2.913%(c)	05/25/35	Caa2		614	560,395
Series 2005-AR6, Class 4A5
2.650%(c)	09/25/35	BBB-(d)		1,000	949,084
Series 2006-AR1, Class 2A1
2.776%(c)	01/25/36	CC(d)		322	290,084
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
2.703%(c)	05/19/33	BBB+(d)		37	37,241
Series 2004-1, Class 2A
2.807%(c)	04/19/34	Baa2		226	222,621
Series 2005-2, Class 2A1A
0.423%(c)	05/19/35	Caa3		893	731,322
Series 2005-4, Class 3A1

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.027%(c)	07/19/35	Caa3		66	$56,565
Series 2005-10, Class 2A1A
0.513%(c)	11/19/35	Caa3		956	760,289
Series 2006-1, Class 2A1A
0.443%(c)	03/19/36	Caa3		603	402,104
Series 2006-5, Class 2A1A
0.383%(c)	07/19/46	Caa3		158	102,543
Series 2006-SB1, Class A1A
1.027%(c)	12/19/36	Caa3		563	407,574
Holmes Master Issuer PLC (United Kingdom),
Series 2011-1X, Class A3, 144A
1.545%(c)	10/15/54	Aaa	EUR	1,649	2,131,868
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
2.985%(c)	11/25/35	Caa1		163	143,994
Indymac Index Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.444%(c)	07/25/35	Caa2		89	76,179
Series 2006-AR12, Class A1
0.394%(c)	09/25/46	Caa2		418	305,391
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A1
5.550%(c)	10/25/36	Caa1		54	53,907
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
2.340%(c)	11/25/33	BB+(d)		20	20,078
Series 2005-A2, Class 7CB1
4.585%(c)	04/25/35	Ba3		161	161,545
Series 2005-A6, Class 2A1
3.100%(c)	08/25/35	B(d)		81	80,513
Series 2005-ALT1, Class 3A1
2.867%(c)	10/25/35	CCC(d)		177	165,261
Series 2006-A1, Class 3A2
2.827%(c)	02/25/36	D(d)		96	85,054
Series 2007-A1, Class 1A1
3.049%(c)	07/25/35	Ba3		91	92,759
Series 2007-S3, Class 1A90
7.000%	08/25/37	D(d)		453	422,439
Lanark Master Issuer PLC (United Kingdom),
Series 2012-2A, Class 1A, 144A
1.689%(c)	12/22/54	Aaa		1,400	1,426,768
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B
0.346%(c)	01/01/61	Aaa	EUR	2,400	2,831,110
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.157%(c)	12/15/49	AA-(d)	GBP	2,600	3,645,717
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.510%(c)	12/25/33	Baa3		240	233,786
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.436%(c)	02/25/33	BB+(d)		98	91,929
Series 2005-A8, Class A3A2
0.454%(c)	08/25/36	B2		34	32,056
Series 2005-A10, Class A
0.414%(c)	02/25/36	B2		253	224,386

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
1.760%(c)	10/25/35		Ba2		108	$105,949
Series 2005-2, Class 2A
2.440%(c)	10/25/35		B3		730	722,363
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
2.440%(c)	06/25/36		B3		248	231,188
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.653%(c)	10/07/20		Aaa		442	443,169
Series 2010-R2, Class 1A
0.570%(c)	11/06/17		Aaa		450	451,460
Series 2010-R3, Class 1A
0.763%(c)	12/08/20		Aaa		328	330,437
Series 2010-R3, Class 2A
0.763%(c)	12/08/20		Aaa		2,363	2,372,418
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB
0.440%(c)	12/01/50		Aa1	EUR	704	767,254
Series 2007-3X, Class A2B
0.803%(c)	12/15/50		Aaa	EUR	3,100	3,585,508
Series 2007-3X, Class A3
1.507%(c)	12/15/50		Aa2	GBP	1,600	2,079,747
Series 2007-3X, Class BA
1.757%(c)	12/15/50		Baa2	GBP	400	467,818
Permanent Master Issuer PLC (United Kingdom),
Series 2011-1A, Class 1A1, 144A
1.690%(c)	07/15/42	(g)	Aaa		1,700	1,715,091
Series 2011-1A, Class 1A3, 144A
1.495%(c)	07/15/42		Aaa	EUR	3,800	4,910,297
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.503%(c)	08/25/33		A3		104	104,827
Puma Finance Ltd. (Australia),
Series G5, Class A1, 144A
0.429%(c)	02/21/38		Aaa		159	156,807
Series P10, Class BA
3.600%(c)	07/12/36	(g)	Aaa	AUD	56	57,185
RALI Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		Caa3		238	210,843
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.384%(c)	06/25/46		Ca		876	423,300
Series 2007-QH7, Class 1A1
0.454%(c)	08/25/37		Caa3		639	449,014
Series 2007-QO2, Class A1
0.354%(c)	02/25/47		Ca		432	258,980
Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.654%(c)	04/25/35		CCC(d)		555	425,031
Series 2006-R1, Class A2
0.604%(c)	01/25/46		Caa3		132	59,186
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
3.275%(c)	09/25/35		Caa3		524	427,050
Series 2006-SA1, Class 2A1

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.938%(c)	02/25/36	Caa2		106	$90,157
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.667%(c)	12/15/43	Aa2	GBP	1,107	1,486,635
RMAC PLC (United Kingdom),
Series 2004-NSP4, Class A2
0.697%(c)	12/12/36	Aa1	GBP	1,354	1,913,082
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.403%(c)	07/20/36	B1		272	241,041
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.586%(c)	02/25/34	Baa1		323	325,261
Series 2004-4, Class 3A2
2.718%(c)	04/25/34	Ba2		52	51,599
Series 2004-12, Class 7A1
2.792%(c)	09/25/34	Ba2		52	52,386
Series 2004-18, Class 5A
5.500%(c)	12/25/34	B3		119	116,127
Series 2005-18, Class 6A1
2.663%(c)	09/25/35	Caa2		897	804,835
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
0.863%(c)	10/19/34	Baa1		17	17,221
Series 2005-AR5, Class A2
0.453%(c)	07/19/35	A1		397	373,050
Series 2006-AR3, Class 12A1
0.424%(c)	05/25/36	Caa3		251	170,390
Series 2007-AR4, Class A3
0.424%(c)	09/25/47	C		700	420,951
Structured Asset Securities Corp.,
Series 2006-11, Class A1, 144A
2.739%(c)	10/28/35	CC(d)		47	41,475
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
4.440%(c)	11/07/40	AAA(d)	AUD	331	343,144
Swan (Australia),
Series 2006-1E, Class A2
3.420%(c)	05/12/37	Aaa	AUD	249	259,195
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A6
5.970%	09/25/36	C		284	76,283
Thornburg Mortgage Securities Trust,
Series 2007-3, Class 2A1
1.461%(c)	06/25/47	B3		197	181,426
Series 2007-3, Class 3A1
5.750%(c)	06/25/47	Caa1		423	388,266
Torrens Trust (Australia),
Series 2005-3E, Class A1
0.375%(c)	10/15/36	Aaa	EUR	478	612,280
Series 2007-1, Class A
3.465%(c)	10/19/38	Aaa	AUD	226	233,803
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
5.815%(c)	03/20/37	NR		292	274,076
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2005-2, Class 1A3
0.654%(c)	04/25/35	CCC(d)		1,714	1,269,702

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-AR5, Class 3A
1.117%(c)	07/25/46	Ca	77	$38,475
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.377%(c)	11/25/42	B3	3	2,423
Series 2003-AR5, Class A7
2.452%(c)	06/25/33	A3	13	13,584
Series 2005-AR10, Class 3A1
5.297%(c)	08/25/35	CC(d)	35	34,993
Series 2005-AR12, Class 1A6
2.463%(c)	10/25/35	CC(d)	2,615	2,470,393
Series 2005-AR16, Class 1A3
2.490%(c)	12/25/35	CCC(d)	1,200	1,114,399
Series 2006-AR2, Class 2A1
4.576%(c)	03/25/36	CC(d)	404	393,508
Series 2006-AR5, Class A12A
1.157%(c)	06/25/46	Caa1	115	102,586
Series 2006-AR7, Class 3A
2.462%(c)	07/25/46	B2	405	381,892
Series 2006-AR10, Class 1A2
2.675%(c)	09/25/36	D(d)	114	95,031
Series 2006-AR13, Class 2A
2.462%(c)	10/25/46	Caa2	220	196,409
Series 2006-AR15, Class 2A
2.571%(c)	11/25/46	Caa1	152	142,576
Series 2006-AR19, Class 1A1A
0.907%(c)	01/25/47	Caa2	250	223,558
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-AR1, Class 2A
2.232%(c)	02/25/33	Aa1	10	10,175
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S, Class A1
2.626%(c)	09/25/34	A1	95	98,359
Series 2005-AR11, Class 1A1
2.665%(c)	06/25/35	Ba3	328	334,445
Series 2006-AR2, Class 2A1
2.641%(c)	03/25/36	CCC(d)	808	809,870
Series 2006-AR2, Class 2A3
2.641%(c)	03/25/36	CCC(d)	577	573,885
Series 2006-AR6, Class 3A1
2.767%(c)	03/25/36	B3	371	364,130
Series 2006-AR8, Class 3A1
2.712%(c)	04/25/36	CC(d)	233	218,246
Series 2006-AR10, Class 5A6
2.614%(c)	07/25/36	D(d)	442	400,450

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $109,346,544)				116,939,643

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
Federal Home Loan Mortgage Corp.
2.500%(c)	10/02/19-03/01/35		2,337	2,408,772
4.500%	03/01/39-09/01/41		3,827	4,101,905
5.500%	10/01/36		53	57,894
Federal National Mortgage Assoc.
1.250%	03/14/14		1,000	1,010,189

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
1.375%(c)	11/01/42-07/01/44		267	$272,494
2.500%	09/01/27-11/01/27		24,794	25,750,337
2.500%	TBA		13,000	12,886,250
2.500%	TBA		5,000	5,175,782
2.500%	TBA		10,000	10,373,438
2.533%(c)	06/01/35		141	149,988
2.570%(c)	09/01/19		2	1,728
3.000%	TBA		8,900	9,179,515
3.000%	TBA		3,000	3,154,102
4.000%	03/01/26-08/01/41		1,987	2,136,094
4.295%	06/01/21		3,000	3,377,680
4.500%	03/01/25-07/01/41		6,118	6,600,705
4.500%	TBA		2,000	2,154,688
5.000%	04/01/30		608	672,486
5.500%	11/01/36-01/01/37		311	340,673
6.000%	06/01/38		489	535,825
Government National Mortgage Assoc.
2.500%	TBA		5,000	4,967,188
3.000%	TBA		51,000	53,310,938
4.500%	06/15/40-03/15/41		6,221	6,833,238
Overseas Private Investment Corp., Gov’t. Gtd. Notes
4.140%	05/15/30		1,000	1,094,676

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $155,537,636)				156,546,585

U.S. TREASURY OBLIGATIONS — 16.1%
U.S. Treasury Bonds
2.750%	11/15/42		6,000	5,561,250
3.125%	11/15/41-02/15/43		12,700	12,772,975
3.125%	02/15/42	(k)	2,400	2,412,000
3.875%	08/15/40		7,200	8,328,377
4.250%	11/15/40	(k)	1,800	2,213,156
4.375%	05/15/40		700	877,407
4.750%	02/15/41		3,000	3,984,375
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	07/15/22-01/15/23		142,100	154,423,618
0.125%	01/15/22	(k)	40,850	45,204,092
0.125%	04/15/17		33,500	36,617,322
0.125%	04/15/16		22,800	25,259,816
0.500%	04/15/15		5,000	5,579,041
0.625%	02/15/43		6,700	6,723,898
0.625%	07/15/21	(k)	27,850	32,533,190
0.750%	02/15/42		2,200	2,339,084
1.125%	01/15/21		10,400	12,901,853
1.250%	04/15/14-07/15/20		31,000	38,878,281
1.375%	01/15/20		13,500	17,117,874
1.625%	01/15/15		3,400	4,371,987
1.750%	01/15/28	(k)	5,300	7,402,326
1.875%	07/15/13-07/15/19		24,150	31,380,925
2.000%	01/15/14-01/15/26		16,100	22,125,176
2.010%	01/15/16		12,500	16,156,643
2.125%	01/15/19		6,300	8,238,514
2.125%	02/15/40-02/15/41		5,600	8,379,570
2.375%	01/15/25-01/15/27		45,200	71,939,696
2.500%	01/15/29		11,200	16,773,943
2.625%	07/15/17		2,600	3,473,833
3.375%	04/15/32		600	1,251,064
3.625%	04/15/28		3,350	7,442,220
3.875%	04/15/29	(k)	16,100	36,625,226

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes
0.250%	11/30/13-02/28/14		66,376	$66,428,244
0.250%	03/31/14	(k)	48,800	48,836,209
0.500%	11/15/13		800	801,812
0.750%	12/15/13		2,000	2,008,438
1.000%	01/15/14		17,100	17,214,895
1.250%	02/15/14-03/15/14		68,800	69,482,013
1.375%	02/28/19		6,000	6,135,468
1.500%	03/31/19		5,000	5,146,485
1.500%	12/31/13	(k)	2,800	2,828,218
1.625%	08/15/22-11/15/22		33,400	32,962,660
1.750%	01/31/14-05/15/22		22,000	22,176,852
1.875%	02/28/14		3,200	3,249,875
2.000%	11/15/21-02/15/23		131,000	135,006,675
2.125%	08/15/21		47,100	49,219,500
2.375%	06/30/18	(k)	61,300	66,184,874
3.125%	05/15/21		800	900,813

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,172,680,045)				1,177,871,763

TOTAL LONG-TERM INVESTMENTS (cost $6,323,388,680)				6,941,247,204

			Shares
SHORT-TERM INVESTMENTS — 18.8% AFFILIATED MONEY MARKET MUTUAL
FUND — 13.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $958,741,668; includes $366,824,642 of cash collateral for securities on loan)(b)(w)			958,741,668	958,741,668

			Principal Amount (000)#
REPURCHASE AGREEMENTS(m) — 4.6%
Barclays Capital Group, 0.100%, dated 03/26/13, due 04/02/13 due in the amount of $30,700,597			30,700	30,700,000
Barclays Capital Group, 0.210%, dated 03/28/13, due 04/01/13 due in the amount of $76,801,792			76,800	76,800,000
Credit Suisse First Boston Corp., 0.220%, dated 03/28/13, due 04/01/13 due in the amount of $74,601,824			74,600	74,600,000
Goldman Sachs & Co., 0.230%, dated 03/28/13, due 04/01/13 due in the amount of $4,100,105			4,100	4,100,000
J.P. Morgan Securities LLC, 0.230%, dated 03/28/13, due 04/01/13 due in the amount of $16,400,419			16,400	16,400,000
J.P. Morgan Securities LLC, 0.240%, dated 03/28/13, due 04/01/13 due in the amount of $12,300,328			12,300	12,300,000
Morgan Stanley Co. LLC, 0.220%, dated 03/28/13, due 04/01/13 due in the amount of $33,300,814			33,300	33,300,000

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

			Principal Amount (000)#	Value
REPURCHASE AGREEMENTS(m) (Continued)
Morgan Stanley Co. LLC,
0.230%, dated 03/28/13, due 04/01/13due in the amount of $1,300,033			1,300	$1,300,000
Morgan Stanley Co. LLC,
0.230%, dated 03/28/13, due 04/01/13due in the amount of $11,000,281			11,000	11,000,000
Royal Bank of Scotland Group PLC,
0.210%, dated 03/28/13, due 04/01/13due in the amount of $74,601,741			74,600	74,600,000

TOTAL REPURCHASE AGREEMENTS (cost $335,100,000)				335,100,000

Interest Rate	Maturity Date
U.S. TREASURY OBLIGATIONS(n) — 0.3%
U.S. Cash Management Bills
0.100%	04/15/13	(k)	11	11,000
0.110%	04/15/13		34	33,999
0.113%	04/15/13		50	49,998
U.S. Treasury Bills
0.134%	12/12/13		5	4,996
0.065%	04/18/13		1,400	1,399,955
0.070%	06/20/13	(k)	14,000	13,998,054
0.105%	09/19/13	(k)	403	402,804
0.110%	09/19/13		47	46,977
0.130%	12/12/13		1,832	1,830,573
0.130%	01/09/14	(k)	32	31,971
0.140%	01/09/14		619	618,441
0.145%	02/06/14	(k)	1,665	1,663,240
0.148%	01/09/14		610	609,449
0.150%	03/06/14		700	699,161
0.153%	12/12/13	(k)	29	29,000
0.176%	11/14/13	(k)	1,556	1,554,921
0.176%	02/06/14		669	668,293

TOTAL U.S. TREASURY OBLIGATIONS (cost $23,650,835)				23,652,832

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.2%
Federal Home Loan Mortgage Corp.
0.160%	02/04/14-02/11/14		15,100	15,084,263
Federal National Mortgage Assoc.
0.140%	11/01/13		270	269,856

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $15,348,770)				15,354,119

CERTIFICATES OF DEPOSIT(n) — 0.3%
Banco Do Brasil SA (Brazil)
1.986%	06/28/13		6,100	6,094,107
Dexia Credit Local SA
1.400%	09/20/13		4,000	4,011,574
1.700%	09/06/13		15,400	15,461,620

TOTAL CERTIFICATES OF DEPOSIT (cost $25,471,200)				25,567,301

Interest Rate	Maturity Date		Principal Amount (000)#			Value
COMMERCIAL PAPER(n) — 0.2%
Abbey National America LLC
1.000%	04/03/13			1,700		$1,699,970
Banco Bilbao
3.120%	10/21/13			400		396,550
Daimler Finance North America LLC
1.070%	10/11/13			1,900		1,894,666
Santander SA
1.710%	10/11/13			300		298,396
2.200%	04/02/13			1,800		1,799,981
2.200%	04/02/13			1,400		1,399,985
Standard Chartered Bank
0.950%	10/01/13			3,900		3,894,084
Xstrata Finance
0.470%	04/01/13			6,100		6,100,000

TOTAL COMMERCIAL PAPER (cost $17,460,237)						17,483,632

FOREIGN TREASURY OBLIGATION(n) — 0.1%
Italy Buoni Ordinari del Tesoro (cost $3,838,283)
5.720%	09/13/13		EUR	3,000		3,830,565

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Brent Crude Oil Futures,
expiring 10/31/13, Strike Price $118.75		JPMorgan Chase		3		4,590
expiring 11/29/13, Strike Price $118.75		JPMorgan Chase		3		5,070
expiring 12/31/13, Strike Price $118.75		JPMorgan Chase		3		5,520
Crude Oil Futures,
expiring 11/15/13, Strike Price $117.00		JPMorgan Chase		16		8,800
expiring 11/15/13, Strike Price $130.00		JPMorgan Chase		16		2,560
expiring 11/17/15, Strike Price $150.00		Morgan Stanley		25		14,000
ICE Brent Crude Oil Futures,
expiring 10/31/13, Strike Price $118.75		Goldman Sachs & Co.		3		4,590
expiring 11/29/13, Strike Price $118.75		Goldman Sachs & Co.		3		5,070
expiring 12/31/13, Strike Price $118.75		Goldman Sachs & Co.		3		5,520

						55,720

Put Options
Copper Futures,
expiring 07/03/13, Strike Price $7,000.00		Goldman Sachs & Co.		—	(r)	22,464
Gold Futures,
expiring 12/03/13, Strike Price $1,560.00		Morgan Stanley		1		60,227

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Interest Rate Swap Options,
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank	2,200	$43,141
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America	5,000	434,075
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets	3,300	286,490
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Royal Bank of Scotland Group PLC	4,800	416,712

			1,263,109

TOTAL OPTIONS PURCHASED (cost $1,608,947)			1,318,829

TOTAL SHORT-TERM INVESTMENTS (cost $1,381,219,940)			1,381,048,946

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 113.4% (cost $7,704,608,620)			8,322,296,150

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (0.5)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.
4.500%	TBA	5,000	(5,348,438)
Federal National Mortgage Assoc.
4.000%	TBA	1,000	(1,066,094)
4.000%	TBA	2,000	(2,139,609)
4.500%	TBA	9,000	(9,681,680)
5.000%	TBA	1,000	(1,083,281)
5.500%	TBA	2,000	(2,181,250)
5.500%	TBA	6,000	(6,543,750)
Government National Mortgage Assoc.
0.097%	TBA	4,000	(4,368,125)
4.500%	TBA	5,000	(5,466,406)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $37,811,876)			(37,878,633)

U.S. TREASURY OBLIGATION
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/17	600	(655,833)

(proceeds received $655,563)
TOTAL SECURITIES SOLD SHORT (proceeds received $38,467,439)			38,534,466

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN*
Call Options
10 Year U.S. Treasury Note Futures,
expiring 04/26/13, Strike Price $132.50	Morgan Stanley	3,800	$(13,063)
Brent Crude Oil Futures,
expiring 05/15/13, Strike Price $10.00	Goldman Sachs & Co.	7	(6,300)
expiring 11/13/13, Strike Price $6.00	Deutsche Bank	30	(36,300)
Currency Option USD vs BRL,
expiring 05/31/13, @ FX Rate 2.05	Morgan Stanley	800	(8,867)
Currency Option USD vs JPY,
expiring 04/16/13, @ FX Rate 97.00	Barclays Capital Group	5,800	(13,134)
Currency Option USD vs MXN,
expiring 04/08/13, @ FX Rate 13.40	Barclays Capital Group	1,680	(22)
expiring 04/08/13, @ FX Rate 13.40	Hong Kong & Shanghai Bank	2,590	(34)
expiring 05/02/13, @ FX Rate 13.18	Hong Kong & Shanghai Bank	1,694	(1,469)
expiring 05/16/13, @ FX Rate 12.80	Bank of America	1,768	(8,057)
expiring 05/16/13, @ FX Rate 12.80	JPMorgan Chase	1,768	(8,057)
Currency Option USD vs ZAR,
expiring 04/25/13, @ FX Rate 9.70	Morgan Stanley	3,976	(8,519)
expiring 05/02/13, @ FX Rate 9.30	UBS Securities	1,694	(20,549)
expiring 05/03/13, @ FX Rate 9.40	Deutsche Bank	7,700	(68,220)
Heating Oil Futures,
expiring 10/31/13, Strike Price $330.00	JPMorgan Chase	126	(6,023)
expiring 11/29/13, Strike Price $330.00	JPMorgan Chase	126	(7,711)
expiring 12/31/13, Strike Price $330.00	JPMorgan Chase	126	(7,031)
ICE Brent Crude Oil Futures,
expiring 11/11/13, Strike Price $140.00	JPMorgan Chase	16	(3,680)
expiring 11/10/15, Strike Price $160.00	Morgan Stanley	25	(16,750)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	700	(1,325)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank	800	(1,483)
Interest Rate Swap Options,
Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR, expiring 04/02/13	Goldman Sachs & Co.	15,400	(947)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 04/29/13	Morgan Stanley	3,400	$(314)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 04/29/13	Morgan Stanley	1,000	(92)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Bank of America	11,300	(38,150)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Bank of America	3,100	(10,466)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	5,800	(19,581)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	2,500	(8,440)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group	1,200	(4,051)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Deutsche Bank	4,200	(14,180)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.	19,600	(66,172)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.	3,000	(10,128)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.	2,800	(9,453)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase	13,300	(44,902)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase	6,600	(22,282)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase	1,700	(5,739)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley		14,500	$(48,953)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley		4,800	(16,205)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley		4,100	(13,842)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Royal Bank of Scotland Group PLC		2,400	(8,103)
Pay a fixed rate of 0.40% and receive a floating rate based on 3-month LIBOR, expiring 03/12/14	Deutsche Bank	EUR	8,700	(16,202)
Pay a fixed rate of 0.40% and receive a floating rate based on 3-month LIBOR, expiring 03/12/14	Royal Bank of Scotland Group PLC	EUR	10,500	(19,554)
New York Harbor Heating Oil Futures,
expiring 10/31/13, Strike Price $3.30	Goldman Sachs & Co.		126	(6,451)
expiring 11/29/13, Strike Price $3.30	Goldman Sachs & Co.		126	(7,207)
expiring 12/31/13, Strike Price $3.30	Goldman Sachs & Co.		126	(8,140)

				(636,148)

Put Options
1 Year Euribor Mid-Curve Options,
expiring 06/17/13, Strike Price $99.25	Goldman Sachs & Co.		295,000	(18,907)
10 Year U.S. Treasury Note Futures,
expiring 04/26/13, Strike Price $129.00	Morgan Stanley		3,800	(1,188)
Crude Oil European Style Futures,
expiring 11/15/13, Strike Price $77.00	JPMorgan Chase		16	(16,000)
Currency Option EUR vs USD,
expiring 04/25/13, @ FX Rate 1.28	Citigroup Global Markets	EUR	6,765	(63,566)
Currency Option USD vs JPY,
expiring 04/16/13, @ FX Rate 89.00	Bank of America		5,800	(3,107)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 01/22/18, Strike Price $ —	Deutsche Bank		700	(6,409)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets		4,200	(7,515)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets		400	(757)
Interest Rate Swap Options,

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, expiring 04/02/13	Goldman Sachs & Co.		15,400	$(36,669)
Receive a fixed rate of 1.90% and pay a floating rate based on 3-month LIBOR, expiring 04/02/13	Credit Suisse First Boston Corp.	EUR	2,100	—
Receive a fixed rate of 0.85% and pay a floating rate based on 3-month LIBOR, expiring 04/24/13	Barclays Capital Group	EUR	14,200	(155)
Receive a fixed rate of 0.85% and pay a floating rate based on 3-month LIBOR, expiring 04/24/13	Barclays Capital Group	EUR	5,300	(58)
Receive a fixed rate of 0.85% and pay a floating rate based on 3-month LIBOR, expiring 04/24/13	Barclays Capital Group	EUR	4,800	(52)
Receive a fixed rate of 0.85% and pay a floating rate based on 3-month LIBOR, expiring 04/24/13	Morgan Stanley	EUR	3,600	(39)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	Morgan Stanley		3,400	(2,285)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	Morgan Stanley		1,000	(672)
Receive a fixed rate of 1.30% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	Bank of America		3,700	(619)
Receive a fixed rate of 1.30% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	Barclays Capital Group		3,400	(569)
Receive a fixed rate of 1.30% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	Deutsche Bank		11,300	(1,890)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 1.30% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	JPMorgan Chase		12,500	$ (2,091)
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, expiring 06/03/13	Bank of America	EUR	6,600	(1,008)
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, expiring 06/03/13	Bank of America	EUR	3,800	(581)
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, expiring 06/03/13	Credit Suisse First Boston Corp.	EUR	1,100	(168)
Receive a fixed rate of 1.50% and pay a floating rate based on 3-month LIBOR, expiring 06/03/13	Credit Suisse First Boston Corp.	EUR	700	(107)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Bank of America	EUR	16,400	(3,580)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Bank of America	EUR	5,300	(1,157)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Bank of America	EUR	4,400	(961)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Barclays Capital Group	EUR	6,700	(1,463)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Barclays Capital Group	EUR	4,300	(939)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Barclays Capital Group	EUR	2,100	(458)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Credit Suisse First Boston Corp.	EUR	17,400	$(3,798)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Credit Suisse First Boston Corp.	EUR	6,900	(1,506)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Credit Suisse First Boston Corp.	EUR	1,300	(284)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Hong Kong & Shanghai Bank	EUR	1,500	(327)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Hong Kong & Shanghai Bank	EUR	1,200	(262)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Barclays Capital Group	EUR	11,100	(4,616)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Barclays Capital Group	EUR	5,100	(2,121)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Citigroup Global Markets	EUR	1,500	(624)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Citigroup Global Markets	EUR	1,000	(416)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Deutsche Bank	EUR	3,700	(1,539)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Deutsche Bank	EUR	1,300	(541)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Royal Bank of Scotland Group PLC	EUR	3,700	$(1,539)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 07/24/13	Royal Bank of Scotland Group PLC	EUR	400	(166)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Bank of America		11,300	(35,746)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Bank of America		3,100	(9,807)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group		5,800	(18,348)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group		2,500	(7,909)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group		1,200	(3,796)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Deutsche Bank		4,200	(13,286)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.		19,600	(62,003)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.		3,000	(9,490)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.		2,800	(8,858)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Counterparty		Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase		13,300	$(42,073)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase		6,600	(20,878)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase		1,700	(5,378)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley		14,500	(45,869)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley		4,800	(15,184)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley		4,100	(12,970)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Royal Bank of Scotland Group PLC		2,400	(7,592)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank		4,400	(13,830)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank		2,600	(8,172)
Receive a fixed rate of 0.40% and pay a floating rate based on 3-month LIBOR, expiring 03/12/14	Deutsche Bank	EUR	8,700	(17,749)
Receive a fixed rate of 0.40% and pay a floating rate based on 3-month LIBOR, expiring 03/12/14	Royal Bank of Scotland Group PLC	EUR	10,500	(21,421)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 2.85% and pay a floating rate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank	9,200		$ (14,293)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America	21,000		(375,696)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets	13,900		(248,675)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Royal Bank of Scotland Group PLC	20,200		(361,384)
Platinum Futures, expiring 09/16/13, Strike Price $1,480.00	JPMorgan Chase	—	(r)	(10,702)
expiring 11/01/13, Strike Price $1,420.00	Morgan Stanley	1		(27,598)
expiring 11/01/13, Strike Price $1,420.00	UBS Securities	1		(36,797)
expiring 12/03/13, Strike Price $1,450.00	Morgan Stanley	1		(46,730)
Platinum Gold Futures, expiring 03/03/14, Strike Price $3.00	Goldman Sachs & Co.	—	(r)	(40,646)
expiring 03/04/14, Strike Price $ —	Deutsche Bank	—	(r)	(21,424)
Primary Aluminum Futures, expiring 07/03/13, Strike Price $1,800.00	Goldman Sachs & Co.	1		(29,135)

				(1,784,148)

TOTAL OPTIONS WRITTEN (premiums received $4,135,469)				(2,420,296)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD
SHORT AND OPTIONS WRITTEN — 112.9% (cost $7,662,005,712)				8,281,341,388
Liabilities in excess of other assets(x) — (12.9)%				(944,728,318)

NET ASSETS — 100.0%				$7,336,613,070

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless
otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
BPS	Basis Points
Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australia, Far East
ETF	Exchange Traded Fund
Euribor	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
iBoxx	Bond Market Indices
IO	Interest Only
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NSA	Non-Seasonally Adjusted
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits
SDR	Special Drawing Rights
SFH	Single Family Housing
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	United States Dollar

ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $358,587,090; cash collateral of $366,824,642 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by FHLB
(coupon rate 2.650%, maturity date 02/15/28), FHLMC (coupon rates 0.500%-4.000%, maturity dates 09/25/15-12/ 01/40), U.S. Treasury Bonds (coupon rate 2.750%-4.500%, maturity dates 05/15/38-02/15/43), U.S. Treasury Inflation Indexed Notes (coupon rate 2.000%, maturity date 01/15/24) and U.S. Treasury Notes (coupon rate 0.250%, maturity date 12/15/15) with the aggregate value, including accrued interest, of $342,667,114.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $500 par.
(w)	Prudential Investments LLC, the co-manager of the
Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreements held at reporting period end:

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
50	90 Day Euro Dollar	Sep. 2015	$12,390,807	$12,401,250	$10,443
156	90 Day Euro Dollar	Mar. 2016	38,567,440	38,592,450	25,010
31	90 Day Euro Euribor	Sep. 2014	9,889,664	9,892,148	2,484
388	90 Day Euro Euribor	Dec. 2014	123,525,756	123,736,797	211,041
134	90 Day Euro Euribor	Mar. 2015	42,540,603	42,708,077	167,474
326	90 Day Euro Euribor	Jun. 2015	103,725,677	103,833,833	108,156
485	90 Day Euro Euribor	Sep. 2015	154,287,690	154,360,147	72,457
217	90 Day Euro Euribor	Dec. 2015	68,920,102	69,005,121	85,019
114	90 Day Sterling	Dec. 2014	21,484,623	21,533,170	48,547
31	90 Day Sterling	Mar. 2015	5,832,548	5,853,156	20,608
212	90 Day Sterling	Jun. 2015	39,978,006	40,003,875	25,869
998	90 Day Sterling	Sep. 2015	187,739,409	188,187,440	448,031
191	90 Day Sterling	Dec. 2015	35,957,790	35,986,811	29,021
138	2 Year U.S. Treasury Notes	Jun. 2013	30,420,281	30,422,531	2,250
271	3 Year Australian Treasury Bonds	Jun. 2013	81,318,857	81,511,715	192,858
110	5 Year Euro-Bobl	Jun. 2013	17,778,483	17,868,020	89,537

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Financial futures contracts open at March 31, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
311	10 Year Euro-Bund	Jun. 2013	$57,230,926	$58,000,551	$769,625
2	10 Year U.K. Gilt	Jun. 2013	355,279	360,962	5,683
974	10 Year U.S. Treasury Notes	Jun. 2013	128,007,961	128,552,781	544,820
871	Mini MSCI EAFE Index	Jun. 2013	72,608,843	72,258,160	(350,683)
115	Russell 2000 Mini	Jun. 2013	10,632,610	10,912,350	279,740
505	S&P 500	Jun. 2013	193,698,200	197,290,875	3,592,675

					6,380,665

Short Positions:
222	5 Year U.S. Treasury Notes	Jun. 2013	27,410,740	27,540,141	(129,401)
121	10 Year Canadian Bonds	Jun. 2013	15,800,778	16,082,512	(281,734)
61	10 Year U.S. Treasury Notes	Jun. 2013	8,025,313	8,051,047	(25,734)
101	Euro-BTP Italian Government Bond	Jun. 2013	14,120,507	14,048,493	72,014
23	Euro-OAT	Jun. 2013	3,955,981	4,010,229	(54,248)

					(419,103)

					$5,961,562

Commodity futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
36	Corn	Dec. 2013	$1,007,131	$969,300	$(37,831)
16	Gas Oil	Apr. 2013	1,534,125	1,464,800	(69,325)
16	Gas Oil	Aug. 2013	1,511,725	1,476,000	(35,725)
29	Gold 100 OZ	Jun. 2013	4,661,785	4,627,530	(34,255)
9	Mill Wheat Euro	Nov. 2013	139,450	122,000	(17,450)
92	Natural Gas	Oct. 2013	3,450,784	3,797,760	346,976
6	Platinum	Jul. 2013	474,898	472,380	(2,518)
12	Soybean	May 2013	890,467	842,850	(47,617)
33	WTI Crude	Dec. 2014	2,955,940	3,019,830	63,890
54	WTI Light Sweet Crude Oil	Dec. 2013	4,981,730	5,178,060	196,330

					362,475

Short Positions:
54	Brent Crude	Dec. 2013	5,660,090	5,759,100	(99,010)
33	Brent Crude	Dec. 2014	3,299,650	3,344,220	(44,570)
6	Corn	May 2013	206,279	208,575	(2,296)
36	Corn	Sep. 2013	1,051,871	1,013,400	38,471
32	Gas Oil	Jun. 2013	3,043,725	2,945,600	98,125
92	Natural Gas	May 2013	3,271,922	3,702,080	(430,158)
1	Wheat	May 2013	35,784	34,388	1,396
2	Wheat	Jul. 2013	72,180	69,100	3,080

					(434,962)

					$(72,487)

(1)

Cash of $13,000 and U.S. Treasury Securities, with a market value of $19,786,034 have been segregated to cover requirement for open futures contracts as of March 31, 2013. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of March 31, 2013.

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/04/13	BNP Paribas	AUD	1,262	$1,300,302	$1,313,244	$12,942
Expiring 04/04/13	Credit Suisse First Boston Corp.	AUD	355	370,446	369,414	(1,032)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar (cont’d.),
Expiring 04/04/13	Morgan Stanley	AUD	1,441	$1,496,395	$1,499,512	$3,117
Brazilian Real,
Expiring 04/02/13	Barclays Capital Group	BRL	148	74,000	73,118	(882)
Expiring 04/02/13	Credit Suisse First Boston Corp.	BRL	5,190	2,577,366	2,568,502	(8,864)
Expiring 04/02/13	Credit Suisse First Boston Corp.	BRL	1,034	526,204	511,658	(14,546)
Expiring 04/02/13	Credit Suisse First Boston Corp.	BRL	687	349,231	339,577	(9,654)
Expiring 04/02/13	Hong Kong & Shanghai Bank	BRL	467	234,000	231,189	(2,811)
Expiring 04/02/13	Hong Kong & Shanghai Bank	BRL	161	80,000	79,470	(530)
Expiring 04/02/13	JPMorgan Chase	BRL	495	248,000	244,677	(3,323)
Expiring 04/02/13	JPMorgan Chase	BRL	172	86,000	84,971	(1,029)
Expiring 04/02/13	UBS Securities	BRL	5,190	2,510,180	2,567,051	56,871
Expiring 04/02/13	UBS Securities	BRL	2,129	1,057,233	1,053,597	(3,636)
Expiring 04/02/13	UBS Securities	BRL	1,045	511,000	516,941	5,941
Expiring 04/02/13	UBS Securities	BRL	126	63,000	62,249	(751)
Expiring 04/02/13	UBS Securities	BRL	84	42,000	41,448	(552)
Expiring 04/02/13	UBS Securities	BRL	1,034	513,713	511,946	(1,767)
Expiring 06/04/13	Credit Suisse First Boston Corp.	BRL	5,190	2,619,644	2,548,204	(71,440)
Expiring 06/04/13	Deutsche Bank	BRL	679	334,066	333,222	(844)
Expiring 06/04/13	Hong Kong & Shanghai Bank	BRL	20,545	10,357,000	10,086,760	(270,240)
Expiring 06/04/13	Hong Kong & Shanghai Bank	BRL	8,746	4,400,000	4,293,834	(106,166)
Expiring 06/04/13	Hong Kong & Shanghai Bank	BRL	3,398	1,707,000	1,668,494	(38,506)
Expiring 06/04/13	UBS Securities	BRL	3,687	1,823,000	1,810,339	(12,661)
Expiring 06/04/13	UBS Securities	BRL	1,053	531,000	517,119	(13,881)
British Pound,
Expiring 04/02/13	Credit Suisse First Boston Corp.	GBP	346	524,861	525,718	857
Expiring 04/02/13	Hong Kong & Shanghai Bank	GBP	86,788	131,744,184	131,866,996	122,812
Expiring 04/04/13	Deutsche Bank	GBP	3,613	5,485,701	5,489,369	3,668
Expiring 04/18/13	Morgan Stanley	GBP	8,816	13,163,575	13,393,963	230,388
Expiring 04/18/13	Morgan Stanley	GBP	7,845	12,387,962	11,918,743	(469,219)
Expiring 06/12/13	Credit Suisse First Boston Corp.	GBP	146	221,395	221,751	356
Expiring 06/12/13	Deutsche Bank	GBP	477	719,155	724,488	5,333
Expiring 06/12/13	Hong Kong & Shanghai Bank	GBP	472	713,341	716,894	3,553
Expiring 06/12/13	Hong Kong & Shanghai Bank	GBP	460	695,205	698,668	3,463
Expiring 06/12/13	Morgan Stanley	GBP	346	521,931	525,520	3,589
Expiring 06/12/13	Royal Bank of Canada	GBP	479	719,195	727,526	8,331
Expiring 06/12/13	UBS Securities	GBP	150	223,373	227,826	4,453
Canadian Dollar,
Expiring 06/20/13	Royal Bank of Canada	CAD	1,474	1,440,832	1,448,222	7,390
Chinese Yuan,
Expiring 08/05/13	Deutsche Bank	CNY	5,000	798,212	798,921	709
Expiring 08/05/13	Deutsche Bank	CNY	1,000	159,642	159,784	142
Expiring 08/05/13	UBS Securities	CNY	15,564	2,464,598	2,486,872	22,274
Expiring 08/05/13	UBS Securities	CNY	2,582	408,857	412,552	3,695
Expiring 04/25/14	Barclays Capital Group	CNY	3,894	640,000	615,671	(24,329)
Expiring 04/25/14	Citigroup Global Markets	CNY	19,398	3,180,000	3,066,655	(113,345)
Expiring 04/25/14	Citigroup Global Markets	CNY	3,171	522,000	501,331	(20,669)
Expiring 04/25/14	Goldman Sachs & Co.	CNY	11,644	1,912,000	1,840,828	(71,172)
Expiring 04/25/14	Hong Kong & Shanghai Bank	CNY	2,598	427,000	410,768	(16,232)
Expiring 04/25/14	JPMorgan Chase	CNY	11,634	1,912,000	1,839,316	(72,684)
Expiring 04/25/14	JPMorgan Chase	CNY	7,399	1,213,000	1,169,765	(43,235)
Expiring 04/25/14	Royal Bank of Scotland Group PLC	CNY	19,406	3,180,000	3,067,912	(112,088)
Expiring 04/25/14	UBS Securities	CNY	2,605	427,000	411,780	(15,220)
Expiring 04/25/14	UBS Securities	CNY	2,592	427,000	409,755	(17,245)
Expiring 09/08/15	Barclays Capital Group	CNY	2,210	360,000	347,656	(12,344)
Expiring 09/08/15	Barclays Capital Group	CNY	762	125,966	119,834	(6,132)
Expiring 09/08/15	Citigroup Global Markets	CNY	7,911	1,311,248	1,244,324	(66,924)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,520	581,818	553,633	(28,185)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,472	239,000	231,557	(7,443)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (cont’d.),
Expiring 09/08/15	Morgan Stanley	CNY	1,046	$170,000	$164,438	$(5,562)
Expiring 09/08/15	Morgan Stanley	CNY	739	120,000	116,169	(3,831)
Euro,
Expiring 04/02/13	BNP Paribas	EUR	512	666,710	656,331	(10,379)
Expiring 04/02/13	Citigroup Global Markets	EUR	9,601	12,578,385	12,307,475	(270,910)
Expiring 04/02/13	Citigroup Global Markets	EUR	4,487	5,816,305	5,751,863	(64,442)
Expiring 04/02/13	Citigroup Global Markets	EUR	113	148,043	144,854	(3,189)
Expiring 04/02/13	Citigroup Global Markets	EUR	97	125,737	124,344	(1,393)
Expiring 04/02/13	Credit Suisse First Boston Corp.	EUR	3,426	4,479,005	4,391,773	(87,232)
Expiring 04/02/13	Credit Suisse First Boston Corp.	EUR	400	516,671	512,758	(3,913)
Expiring 04/02/13	Credit Suisse First Boston Corp.	EUR	312	407,895	399,951	(7,944)
Expiring 04/02/13	Deutsche Bank	EUR	6,919	9,002,588	8,869,433	(133,155)
Expiring 04/02/13	Hong Kong & Shanghai Bank	EUR	109,160	140,379,760	139,931,675	(448,085)
Expiring 04/02/13	Hong Kong & Shanghai Bank	EUR	7,989	10,397,484	10,241,061	(156,423)
Expiring 04/02/13	Morgan Stanley	EUR	2,372	3,097,642	3,040,655	(56,987)
Expiring 04/02/13	Morgan Stanley	EUR	1,075	1,399,813	1,378,037	(21,776)
Expiring 04/02/13	Royal Bank of Canada	EUR	504	652,682	646,075	(6,607)
Expiring 04/02/13	Royal Bank of Canada	EUR	339	446,818	434,563	(12,255)
Expiring 04/02/13	Royal Bank of Canada	EUR	138	181,890	176,901	(4,989)
Expiring 04/17/13	State Street Bank	EUR	16,804	22,435,130	21,542,980	(892,150)
Expiring 04/17/13	State Street Bank	EUR	14,795	19,390,386	18,967,520	(422,866)
Expiring 05/02/13	Deutsche Bank	EUR	518	666,010	664,153	(1,857)
Expiring 05/02/13	Deutsche Bank	EUR	460	590,245	589,653	(592)
Expiring 10/11/13	JPMorgan Chase	EUR	648	843,372	832,024	(11,348)
Indonesia Rupiah,
Expiring 04/15/13	UBS Securities	IDR	7,965,408	794,000	817,779	23,779
Expiring 04/15/13	UBS Securities	IDR	7,582,590	761,304	778,476	17,172
Expiring 07/15/13	JPMorgan Chase	IDR	15,547,998	1,583,299	1,577,054	(6,245)
Japanese Yen,
Expiring 04/02/13	JPMorgan Chase	JPY	174,026	1,842,773	1,848,745	5,972
Expiring 04/16/13	Bank of New York Mellon	JPY	1,583,025	16,474,913	16,818,616	343,703
Expiring 04/16/13	Bank of New York Mellon	JPY	1,154,976	12,517,378	12,270,872	(246,506)
Expiring 04/17/13	BNP Paribas	JPY	92,853	993,968	986,510	(7,458)
Expiring 04/17/13	Citigroup Global Markets	JPY	432,621	4,640,074	4,596,348	(43,726)
Expiring 04/17/13	Credit Suisse First Boston Corp.	JPY	318,300	3,436,845	3,381,753	(55,092)
Expiring 04/17/13	Credit Suisse First Boston Corp.	JPY	248,748	2,685,857	2,642,803	(43,054)
Expiring 04/17/13	Deutsche Bank	JPY	723,502	7,752,649	7,686,791	(65,858)
Expiring 04/17/13	Deutsche Bank	JPY	22,505	254,568	239,102	(15,466)
Expiring 04/17/13	Hong Kong & Shanghai Bank	JPY	91,452	960,999	971,625	10,626
Expiring 04/17/13	Hong Kong & Shanghai Bank	JPY	18,454	207,298	196,063	(11,235)
Expiring 04/17/13	Morgan Stanley	JPY	215,883	2,307,589	2,293,632	(13,957)
Expiring 04/17/13	Royal Bank of Canada	JPY	9,834	105,303	104,481	(822)
Mexican Peso,
Expiring 04/03/13	Barclays Capital Group	MXN	38,960	2,950,435	3,152,524	202,089
Expiring 04/03/13	Barclays Capital Group	MXN	4,397	343,000	355,753	12,753
Expiring 04/03/13	BNP Paribas	MXN	2,311	180,672	187,017	6,345
Expiring 04/03/13	Credit Suisse First Boston Corp.	MXN	29,377	2,187,323	2,377,054	189,731
Expiring 04/03/13	Deutsche Bank	MXN	580	44,265	46,975	2,710
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	96,199	7,667,059	7,783,996	116,937
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	61,587	4,794,000	4,983,336	189,336
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	26,467	2,065,000	2,141,610	76,610
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	13,076	1,016,000	1,058,091	42,091
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	6,486	504,000	524,798	20,798
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	5,281	412,000	427,345	15,345
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	4,397	343,000	355,814	12,814
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	762	59,827	61,651	1,824
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	400	31,413	32,371	958
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	238	18,025	19,257	1,232
Expiring 04/03/13	JPMorgan Chase	MXN	26,488	2,060,000	2,143,342	83,342

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 04/03/13	JPMorgan Chase	MXN	12,850	$1,000,000	$1,039,769	$39,769
Expiring 04/03/13	JPMorgan Chase	MXN	3,512	274,000	284,198	10,198
Expiring 04/03/13	JPMorgan Chase	MXN	2,382	182,002	192,701	10,699
Expiring 04/03/13	Morgan Stanley	MXN	35,405	2,748,000	2,864,846	116,846
Expiring 04/03/13	Morgan Stanley	MXN	23,117	1,783,000	1,870,500	87,500
Expiring 04/03/13	Morgan Stanley	MXN	20,798	1,615,000	1,682,860	67,860
Expiring 04/03/13	Morgan Stanley	MXN	13,697	1,064,000	1,108,295	44,295
Expiring 04/03/13	Morgan Stanley	MXN	5,942	464,407	480,791	16,384
Expiring 04/03/13	Morgan Stanley	MXN	2,609	203,000	211,131	8,131
Expiring 04/03/13	UBS Securities	MXN	59,509	4,670,397	4,815,246	144,849
Expiring 04/03/13	UBS Securities	MXN	15,793	1,213,000	1,277,926	64,926
Expiring 04/03/13	UBS Securities	MXN	9,800	766,871	792,976	26,105
Expiring 04/03/13	UBS Securities	MXN	8,922	693,000	721,962	28,962
Expiring 04/03/13	UBS Securities	MXN	8,804	684,000	712,420	28,420
Expiring 04/03/13	UBS Securities	MXN	8,676	674,000	702,004	28,004
Expiring 04/03/13	UBS Securities	MXN	5,880	460,370	475,810	15,440
Expiring 05/06/13	UBS Securities	MXN	6,500	508,000	524,252	16,252
Expiring 06/27/13	Hong Kong & Shanghai Bank	MXN	8,351	665,000	670,387	5,387
Expiring 06/27/13	Hong Kong & Shanghai Bank	MXN	6,407	500,000	514,325	14,325
Expiring 06/27/13	JPMorgan Chase	MXN	6,343	505,000	509,172	4,172
Expiring 06/27/13	JPMorgan Chase	MXN	980	77,483	78,670	1,187
Expiring 06/27/13	UBS Securities	MXN	2,565	200,000	205,891	5,891
New Zealand Dollar,
Expiring 04/04/13	Citigroup Global Markets	NZD	212	174,831	177,299	2,468
Norwegian Krone,
Expiring 05/15/13	Credit Suisse First Boston Corp.	NOK	838	145,826	143,201	(2,625)
Expiring 05/15/13	Hong Kong & Shanghai Bank	NOK	7,572	1,370,082	1,293,936	(76,146)
South African Rand,
Expiring 04/08/13	Barclays Capital Group	ZAR	3,720	417,000	403,991	(13,009)
Expiring 04/08/13	Hong Kong & Shanghai Bank	ZAR	1,683	187,500	182,752	(4,748)
Expiring 04/30/13	Hong Kong & Shanghai Bank	ZAR	3,830	423,500	414,604	(8,896)
Expiring 04/30/13	UBS Securities	ZAR	4,220	467,000	456,929	(10,071)
Expiring 05/06/13	JPMorgan Chase	ZAR	4,187	467,000	452,972	(14,028)
Swiss Franc,
Expiring 04/02/13	Credit Suisse First Boston Corp.	CHF	18	19,329	19,314	(15)
Expiring 04/03/13	Deutsche Bank	CHF	6	6,346	6,374	28
Expiring 04/19/13	Morgan Stanley	CHF	2,848	3,085,156	3,000,940	(84,216)
Expiring 05/15/13	Barclays Capital Group	CHF	2,819	3,074,272	2,971,399	(102,873)

				$569,956,610	$567,507,247	$(2,449,363)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/04/13	BNP Paribas	AUD	1,072	$1,120,318	$1,115,529	$4,789
Expiring 04/04/13	Citigroup Global Markets	AUD	94	96,747	97,817	(1,070)
Expiring 04/04/13	Credit Suisse First Boston Corp.	AUD	7,261	7,407,491	7,555,836	(148,345)
Expiring 04/04/13	Hong Kong & Shanghai Bank	AUD	475	482,866	494,288	(11,422)
Expiring 04/04/13	JPMorgan Chase	AUD	34,341	35,292,246	35,735,429	(443,183)
Expiring 04/04/13	JPMorgan Chase	AUD	7,656	7,850,432	7,966,875	(116,443)
Expiring 04/04/13	Royal Bank of Canada	AUD	1,348	1,399,479	1,402,736	(3,257)
Expiring 04/04/13	Westpac Banking Corp.	AUD	9,215	9,467,491	9,589,178	(121,687)
Expiring 04/04/13	Westpac Banking Corp.	AUD	5,321	5,466,795	5,537,061	(70,266)
Expiring 05/02/13	Citigroup Global Markets	AUD	150	154,668	155,763	(1,095)
Brazilian Real,
Expiring 04/02/13	Barclays Capital Group	BRL	148	73,412	73,159	253
Expiring 04/02/13	Credit Suisse First Boston Corp.	BRL	5,190	2,640,031	2,567,052	72,979

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real (cont’d.),
Expiring 04/02/13	Credit Suisse First Boston Corp.	BRL	1,034	$513,713	$511,946	$1,767
Expiring 04/02/13	Credit Suisse First Boston Corp.	BRL	687	340,942	339,769	1,173
Expiring 04/02/13	Hong Kong & Shanghai Bank	BRL	628	311,907	310,834	1,073
Expiring 04/02/13	JPMorgan Chase	BRL	666	330,973	329,834	1,139
Expiring 04/02/13	UBS Securities	BRL	5,190	2,577,366	2,568,502	8,864
Expiring 04/02/13	UBS Securities	BRL	3,384	1,636,562	1,673,640	(37,078)
Expiring 04/02/13	UBS Securities	BRL	1,034	500,322	511,657	(11,335)
Expiring 06/04/13	Credit Suisse First Boston Corp.	BRL	1,034	522,140	507,901	14,239
Expiring 06/04/13	Credit Suisse First Boston Corp.	BRL	687	346,534	337,084	9,450
Expiring 06/04/13	Morgan Stanley	BRL	679	334,066	333,222	844
British Pound,
Expiring 04/02/13	Barclays Capital Group	GBP	3,821	5,709,671	5,805,685	(96,014)
Expiring 04/02/13	Barclays Capital Group	GBP	1,309	1,979,678	1,988,914	(9,236)
Expiring 04/02/13	Barclays Capital Group	GBP	291	434,838	442,150	(7,312)
Expiring 04/02/13	BNP Paribas	GBP	69,286	104,261,192	105,274,194	(1,013,002)
Expiring 04/02/13	Citigroup Global Markets	GBP	1,351	2,016,138	2,052,730	(36,592)
Expiring 04/02/13	Deutsche Bank	GBP	3,591	5,416,137	5,456,220	(40,083)
Expiring 04/02/13	JPMorgan Chase	GBP	3,032	4,519,507	4,606,867	(87,360)
Expiring 04/02/13	JPMorgan Chase	GBP	2,506	3,744,187	3,807,654	(63,467)
Expiring 04/02/13	Royal Bank of Canada	GBP	1,947	2,924,306	2,958,301	(33,995)
Expiring 04/18/13	Bank of New York Mellon	GBP	7,845	12,448,540	11,918,743	529,797
Expiring 04/18/13	Morgan Stanley	GBP	8,816	13,168,504	13,393,963	(225,459)
Expiring 05/02/13	Hong Kong & Shanghai Bank	GBP	86,788	131,723,355	131,845,061	(121,706)
Expiring 06/12/13	Barclays Capital Group	GBP	1,224	1,864,757	1,859,063	5,694
Expiring 06/12/13	Royal Bank of Canada	GBP	7,081	10,706,330	10,754,922	(48,592)
Expiring 06/12/13	Royal Bank of Canada	GBP	5,725	8,656,086	8,695,373	(39,287)
Canadian Dollar,
Expiring 06/20/13	Royal Bank of Canada	CAD	19,262	18,708,145	18,925,132	(216,987)
Expiring 06/20/13	Royal Bank of Canada	CAD	15,420	14,976,617	15,150,324	(173,707)
Expiring 06/20/13	Royal Bank of Canada	CAD	7,859	7,633,024	7,721,556	(88,532)
Expiring 06/20/13	Royal Bank of Canada	CAD	2,220	2,154,995	2,181,175	(26,180)
Chinese Yuan,
Expiring 08/05/13	Barclays Capital Group	CNY	86,737	13,820,426	13,859,208	(38,782)
Expiring 08/05/13	Deutsche Bank	CNY	3,132	498,621	500,395	(1,774)
Expiring 04/25/14	Deutsche Bank	CNY	33,623	5,227,000	5,315,453	(88,453)
Danish Krone,
Expiring 04/02/13	Bank of New York Mellon	DKK	991	171,231	170,360	871
Euro,
Expiring 04/02/13	Barclays Capital Group	EUR	3,967	5,149,852	5,085,278	64,574
Expiring 04/02/13	Barclays Capital Group	EUR	3,934	5,107,013	5,042,976	64,037
Expiring 04/02/13	Barclays Capital Group	EUR	28	36,433	35,893	540
Expiring 04/02/13	Citigroup Global Markets	EUR	79,025	103,444,120	101,301,764	2,142,356
Expiring 04/02/13	Citigroup Global Markets	EUR	13,674	17,899,334	17,528,634	370,700
Expiring 04/02/13	Citigroup Global Markets	EUR	12,496	16,357,326	16,018,561	338,765
Expiring 04/02/13	Citigroup Global Markets	EUR	14	18,218	17,947	271
Expiring 04/02/13	Deutsche Bank	EUR	23,650	31,024,188	30,316,820	707,368
Expiring 04/02/13	Hong Kong & Shanghai Bank	EUR	12,874	16,780,075	16,503,119	276,956
Expiring 04/02/13	JPMorgan Chase	EUR	8,549	11,271,147	10,958,922	312,225
Expiring 04/02/13	JPMorgan Chase	EUR	5,416	7,030,872	6,942,744	88,128
Expiring 04/02/13	Royal Bank of Canada	EUR	6,094	7,989,709	7,811,869	177,840
Expiring 04/02/13	Royal Bank of Canada	EUR	4,059	5,256,421	5,203,212	53,209
Expiring 04/02/13	Royal Bank of Canada	EUR	2,279	2,929,939	2,921,439	8,500
Expiring 04/02/13	Royal Bank of Canada	EUR	1,770	2,275,556	2,268,954	6,602
Expiring 04/02/13	Royal Bank of Canada	EUR	123	159,285	157,673	1,612
Expiring 04/02/13	Royal Bank of Canada	EUR	13	17,044	16,665	379
Expiring 04/04/13	Deutsche Bank	EUR	4,269	5,485,701	5,472,235	13,466
Expiring 04/17/13	State Street Bank	EUR	11,138	15,120,169	14,279,121	841,048
Expiring 04/17/13	State Street Bank	EUR	10,269	13,684,366	13,165,047	519,319

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 04/17/13	State Street Bank	EUR	10,192	$13,629,253	$13,066,332	$562,921
Expiring 05/02/13	BNP Paribas	EUR	17,133	21,902,519	21,967,046	(64,527)
Expiring 05/02/13	Hong Kong & Shanghai Bank	EUR	109,160	140,410,325	139,959,305	451,020
Expiring 05/02/13	Morgan Stanley	EUR	13,390	17,178,553	17,164,026	14,527
Expiring 05/20/13	Westpac Banking Corp.	EUR	9,607	12,837,498	12,319,248	518,250
Expiring 05/23/13	Barclays Capital Group	EUR	11,634	14,917,115	14,918,843	(1,728)
Expiring 05/23/13	Credit Suisse First Boston Corp.	EUR	11,634	14,820,378	14,918,843	(98,465)
Expiring 05/23/13	Hong Kong & Shanghai Bank	EUR	9,607	12,825,489	12,319,522	505,967
Expiring 09/13/13	Barclays Capital Group	EUR	2,964	3,844,901	3,804,643	40,258
Expiring 09/13/13	JPMorgan Chase	EUR	16,400	20,362,240	21,051,329	(689,089)
Expiring 09/13/13	UBS Securities	EUR	13,400	17,376,450	17,200,476	175,974
Expiring 10/11/13	JPMorgan Chase	EUR	648	785,975	832,023	(46,048)
Indonesia Rupiah,
Expiring 04/15/13	JPMorgan Chase	IDR	15,547,998	1,598,273	1,596,255	2,018
Japanese Yen,
Expiring 04/02/13	Citigroup Global Markets	JPY	126,722	1,335,000	1,346,220	(11,220)
Expiring 04/02/13	Citigroup Global Markets	JPY	47,304	500,000	502,523	(2,523)
Expiring 04/16/13	Bank of New York Mellon	JPY	964,540	10,410,533	10,247,614	162,919
Expiring 04/16/13	Bank of New York Mellon	JPY	618,485	6,463,106	6,571,003	(107,897)
Expiring 04/16/13	Bank of New York Mellon	JPY	584,580	6,566,227	6,210,785	355,442
Expiring 04/16/13	Bank of New York Mellon	JPY	570,396	6,338,571	6,060,088	278,483
Expiring 04/17/13	Barclays Capital Group	JPY	469,176	4,916,282	4,984,724	(68,442)
Expiring 04/17/13	Barclays Capital Group	JPY	126,656	1,407,401	1,345,646	61,755
Expiring 04/17/13	Barclays Capital Group	JPY	94,049	996,959	999,217	(2,258)
Expiring 04/17/13	Barclays Capital Group	JPY	52,344	588,065	556,125	31,940
Expiring 04/17/13	Barclays Capital Group	JPY	29,369	329,949	312,028	17,921
Expiring 04/17/13	Citigroup Global Markets	JPY	215,864	2,247,616	2,293,430	(45,814)
Expiring 04/17/13	Citigroup Global Markets	JPY	150,091	1,592,352	1,594,630	(2,278)
Expiring 04/17/13	Citigroup Global Markets	JPY	142,379	1,509,099	1,512,694	(3,595)
Expiring 04/17/13	Credit Suisse First Boston Corp.	JPY	17,369	196,176	184,536	11,640
Expiring 04/17/13	Deutsche Bank	JPY	387,062	4,036,416	4,112,310	(75,894)
Expiring 04/17/13	Deutsche Bank	JPY	259,473	2,705,874	2,756,751	(50,877)
Expiring 04/17/13	JPMorgan Chase	JPY	842,842	8,782,281	8,954,709	(172,428)
Expiring 04/17/13	JPMorgan Chase	JPY	687,526	7,497,557	7,304,566	192,991
Expiring 04/17/13	JPMorgan Chase	JPY	174,026	1,842,937	1,848,925	(5,988)
Expiring 04/17/13	UBS Securities	JPY	52,345	587,150	556,135	31,015
Expiring 04/17/13	UBS Securities	JPY	29,369	329,430	312,029	17,401
Mexican Peso,
Expiring 04/03/13	Deutsche Bank	MXN	64,993	4,962,802	5,258,956	(296,154)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	65,232	5,045,000	5,278,294	(233,294)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	59,884	4,711,000	4,845,558	(134,558)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	20,385	1,599,000	1,649,459	(50,459)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	19,624	1,540,000	1,587,912	(47,912)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	15,749	1,192,000	1,274,369	(82,369)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	12,849	1,009,000	1,039,714	(30,714)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	11,067	836,000	895,494	(59,494)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	9,327	728,000	754,672	(26,672)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	5,050	396,000	408,657	(12,657)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	4,788	376,000	387,470	(11,470)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	4,727	371,000	382,467	(11,467)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	1,786	140,116	144,488	(4,372)
Expiring 04/03/13	JPMorgan Chase	MXN	4,495	343,909	363,694	(19,785)
Expiring 04/03/13	Morgan Stanley	MXN	85,095	6,560,561	6,885,545	(324,984)
Expiring 04/03/13	Morgan Stanley	MXN	47,546	3,693,000	3,847,190	(154,190)
Expiring 04/03/13	Morgan Stanley	MXN	11,416	862,000	923,693	(61,693)
Expiring 04/03/13	Morgan Stanley	MXN	10,486	792,000	848,459	(56,459)
Expiring 04/03/13	Morgan Stanley	MXN	5,134	403,000	415,440	(12,440)
Expiring 04/03/13	Morgan Stanley	MXN	5,132	403,000	415,261	(12,261)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 04/03/13	Morgan Stanley	MXN	4,727	$371,000	$382,467	$(11,467)
Expiring 04/03/13	Morgan Stanley	MXN	4,726	371,000	382,377	(11,377)
Expiring 04/03/13	Morgan Stanley	MXN	2,528	191,000	204,515	(13,515)
Expiring 04/03/13	UBS Securities	MXN	41,737	3,249,000	3,377,159	(128,159)
Expiring 04/03/13	UBS Securities	MXN	12,249	961,000	991,108	(30,108)
Expiring 04/03/13	UBS Securities	MXN	10,752	813,000	870,002	(57,002)
Expiring 04/03/13	UBS Securities	MXN	4,726	371,000	382,452	(11,452)
Expiring 04/03/13	UBS Securities	MXN	4,725	357,000	382,362	(25,362)
Expiring 04/03/13	UBS Securities	MXN	3,771	296,000	305,137	(9,137)
Expiring 05/06/13	Hong Kong & Shanghai Bank	MXN	6,500	508,000	524,252	(16,252)
Expiring 06/27/13	Hong Kong & Shanghai Bank	MXN	96,199	7,609,745	7,722,394	(112,649)
Expiring 06/27/13	UBS Securities	MXN	5,880	456,847	472,045	(15,198)
New Zealand Dollar,
Expiring 04/04/13	Barclays Capital Group	NZD	6,292	5,156,483	5,262,073	(105,590)
Expiring 04/04/13	Westpac Banking Corp.	NZD	27,588	23,264,960	23,072,165	192,795
Norwegian Krone,
Expiring 05/15/13	Hong Kong & Shanghai Bank	NOK	46,986	8,501,676	8,029,175	472,501
South African Rand,
Expiring 04/08/13	JPMorgan Chase	ZAR	1,683	187,500	182,732	4,768
Expiring 04/08/13	UBS Securities	ZAR	3,720	417,000	403,991	13,009
Expiring 04/30/13	Barclays Capital Group	ZAR	8,234	894,755	891,507	3,248
Expiring 04/30/13	Citigroup Global Markets	ZAR	2,558	287,000	276,972	10,028
Expiring 04/30/13	Credit Suisse First Boston Corp.	ZAR	3,415	383,000	369,767	13,233
Expiring 04/30/13	Hong Kong & Shanghai Bank	ZAR	54,055	6,213,605	5,852,267	361,338
Expiring 04/30/13	Hong Kong & Shanghai Bank	ZAR	20,443	2,300,000	2,213,287	86,713
Expiring 04/30/13	Hong Kong & Shanghai Bank	ZAR	3,561	408,874	385,566	23,308
Expiring 04/30/13	Morgan Stanley	ZAR	3,421	383,000	370,360	12,640
Expiring 05/06/13	UBS Securities	ZAR	3,797	423,500	410,778	12,722
Swiss Franc,
Expiring 04/19/13	Morgan Stanley	CHF	2,848	3,051,472	3,000,940	50,532
Expiring 05/15/13	Hong Kong & Shanghai Bank	CHF	2,831	3,001,405	2,984,048	17,357

				$1,188,726,714	$1,184,440,697	$4,286,017

Reverse Repurchase Agreement outstanding at March 31, 2013:

Broker	Interest Rate	Trade Date	Value at March 31, 2013	Maturity Date	Cost
JPMorgan Chase	0.20%	01/31/2013	$4,654,750	05/02/2013	$4,654,750

Interest rate swap agreements outstanding at March 31, 2013:

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
AUD	1,800	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	$172,073	$(5,682)	$177,755	Barclays Bank PLC
AUD	1,200	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	114,716	(3,381)	118,097	Deutsche Bank AG
AUD	18,500	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	(65,122)	(26,520)	(38,602)	Goldman Sachs & Co.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	115,100	01/02/15	8.630%	Brazilian interbank lending rate(1)	$636,652	$469,116	$167,536	Morgan Stanley
BRL	15,200	01/02/15	7.780%	Brazilian interbank lending rate(1)	(49,808)	(9,014)	(40,794)	HSBC Bank USA
BRL	13,900	01/02/15	8.560%	Brazilian interbank lending rate(1)	17,784	1,559	16,225	UBS AG
BRL	13,300	01/02/15	8.440%	Brazilian interbank lending rate(1)	48,234	65,483	(17,249)	Bank of America
BRL	9,600	01/02/15	7.550%	Brazilian interbank lending rate(1)	(51,953)	(21,755)	(30,198)	Goldman Sachs & Co.
BRL	8,500	01/02/15	8.490%	Brazilian interbank lending rate(1)	6,738	(1,892)	8,630	Deutsche Bank AG
BRL	8,200	01/02/15	8.270%	Brazilian interbank lending rate	(4,985)	(12,987)	8,002	Morgan Stanley
BRL	7,800	01/02/15	8.080%	Brazilian interbank lending rate(1)	(2,573)	11,893	(14,466)	HSBC Bank USA
BRL	7,200	01/02/15	9.930%	Brazilian interbank lending rate	137,087	2,103	134,984	Morgan Stanley
BRL	6,000	01/02/15	9.930%	Brazilian interbank lending rate(1)	114,199	2,083	112,116	UBS AG
BRL	5,500	01/02/15	7.620%	Brazilian interbank lending rate(1)	(26,773)	(10,662)	(16,111)	Deutsche Bank AG
BRL	4,800	01/02/15	8.830%	Brazilian interbank lending rate(1)	36,307	20,992	15,315	HSBC Bank USA
BRL	4,700	01/02/15	9.940%	Brazilian interbank lending rate(1)	89,971	—	89,971	Goldman Sachs & Co.
BRL	3,000	01/02/15	10.140%	Brazilian interbank lending rate(1)	63,744	6,617	57,127	HSBC Bank USA
BRL	2,600	01/02/15	7.800%	Brazilian interbank lending rate(1)	(8,072)	(792)	(7,280)	Morgan Stanley
BRL	2,200	01/02/15	8.430%	Brazilian interbank lending rate(1)	7,766	11,068	(3,302)	Deutsche Bank AG
BRL	1,700	01/02/15	10.610%	Brazilian interbank lending rate(1)	44,122	—	44,122	Morgan Stanley
BRL	100	02/01/15	7.900%	Brazilian interbank lending rate(1)	(230)	(347)	117	JPMorgan Chase & Co.
BRL	5,000	01/02/17	8.150%	Brazilian interbank lending rate(1)	(58,354)	—	(58,354)	UBS AG

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	1,700	01/02/17	8.860%	Brazilian interbank lending rate(1)	$(605)	$10,112	$(10,717)	Bank of America
BRL	500	01/02/17	8.490%	Brazilian interbank lending rate(1)	(3,245)	—	(3,245)	BNP Paribas Bank
EUR	2,300	07/25/16	1.900%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	46,374	15,918	30,456	BNP Paribas Bank
EUR	1,500	07/25/16	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	38,259	3,738	34,521	Citigroup, Inc.
EUR	1,000	02/01/18	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	13,434	391	13,043	Morgan Stanley
EUR	300	02/01/18	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	4,030	206	3,824	Deutsche Bank AG
EUR	300	02/01/18	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	4,030	316	3,714	Royal Bank of Scotland PLC
EUR	200	02/01/18	2.000%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	2,687	63	2,624	Citigroup, Inc.
EUR	600	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	4,372	(1,943)	6,315	BNP Paribas Bank
EUR	500	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	3,643	781	2,862	Credit Suisse First Boston
EUR	400	04/01/21	2.150%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	2,914	1,365	1,549	Goldman Sachs & Co.
EUR	1,300	07/25/21	2.100%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	16,168	(12,036)	28,204	BNP Paribas Bank

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
EUR	700	07/25/21	2.100%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	$8,706	$(6,620)	$15,326	Royal Bank of Scotland PLC
EUR	500	07/25/21	2.100%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index(1)	6,218	(4,812)	11,030	JPMorgan Chase & Co.
	2,300	02/12/17	2.420%	CPI Urban Consumers(2)	(997)	—	(997)	Goldman Sachs & Co.
	9,300	07/15/17	2.250%	CPI Urban Consumers(2)	13,425	18,356	(4,931)	Royal Bank of Scotland PLC
	12,900	07/15/22	2.500%	CPI Urban Consumers(2)	163,927	178,251	(14,324)	BNP Paribas Bank
	3,200	07/15/22	2.500%	CPI Urban Consumers(2)	40,664	44,846	(4,182)	Deutsche Bank AG

					$1,585,527	$746,814	$838,713

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
AUD	7,800	12/11/18	3.750%	6 month Australian Bank Bill rate(1)	$(74,138)	$6,379	$80,517
AUD	7,900	03/15/23	3.750%	6 month Australian Bank Bill rate(1)	(51,530)	(206,852)	(155,322)
CAD	3,500	06/19/23	2.300%	3 month Canadian Banker’s Acceptance(1)	58,694	15,291	(43,403)
EUR	6,800	03/19/15	0.750%	6 month Euribor(1)	725	12,786	12,061
EUR	7,900	03/21/17	2.000%	6 month Euribor(1)	(47,435)	504,445	551,880
EUR	2,000	03/15/23	2.000%	6 month Euribor(1)	(27,095)	(48,701)	(21,606)
GBP	3,900	06/18/15	1.000%	6 month LIBOR(1)	9,808	21,158	11,350
JPY	2,790,000	06/19/23	1.500%	6 month LIBOR(1)	39,407	39,620	213
JPY	5,560,000	09/18/23	1.000%	6 month LIBOR(1)	1,709,165	1,705,625	(3,540)
	18,200	06/19/13	2.000%	3 month LIBOR(1)	297,383	141,426	(155,957)
	100,500	06/19/17	0.750%	3 month LIBOR(1)	726,392	162,545	(563,847)
	38,900	03/20/18	1.700%	3 month LIBOR(1)	—	(1,442,458)	(1,442,458)
	29,800	03/20/18	1.400%	3 month LIBOR(1)	—	(665,222)	(665,222)
	18,300	03/20/18	1.400%	3 month LIBOR(1)	—	(408,509)	(408,509)
	14,400	06/19/43	2.750%	3 month LIBOR(1)	862,834	828,144	(34,690)
	4,600	06/19/43	2.750%	3 month LIBOR(1)	275,627	264,546	(11,081)

					$3,779,837	$930,223	$(2,849,614)

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Credit default swap agreements outstanding at March 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX NA IG 5 10Y	12/20/15	0.460%	330	$(5,507)	$—	$(5,507)	Morgan Stanley

				$(5,507)	$—	$(5,507)

Reference Entity/Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(4)	Implied Credit Spread at March 31, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Australian Government	09/20/16	1.000%		700	0.232%	$18,963	$7,200	$11,763	UBS AG
Australian Government	09/20/16	1.000%		500	0.232%	13,545	6,123	7,422	UBS AG
Australian Government	12/20/16	1.000%		200	0.254%	5,472	(641)	6,113	Credit Suisse First Boston
Federal Republic of Brazil	06/20/20	1.000%		600	1.604%	(24,264)	(14,172)	(10,092)	Deutsche Bank AG
International Lease Finance	06/20/16	5.000%		1,100	1.968%	102,955	(44,333)	147,288	Bank of America
Nokia Oyj	09/20/14	5.000%	EUR	400	2.078%	22,950	(29,269)	52,219	Goldman Sachs & Co.
Softbank Corp.	12/20/17	1.000%	JPY	300,000	1.400%	(57,619)	(325,604)	267,985	Bank of America
Softbank Corp.	12/20/17	1.000%	JPY	32,000	1.400%	(6,146)	(35,726)	29,580	Citigroup, Inc.

						$75,856	$(436,422)	$512,278

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
Abbey National Treasury	06/20/16	1,900	1.000%	$10,240	$103,433	$(93,193)	BNP Paribas Bank
American General Finance Corp.	12/20/17	2,000	1.300%	252,305	—	252,305	Royal Bank of Scotland PLC
American General Finance Corp.	12/20/17	1,900	1.370%	234,121	—	234,121	Merrill Lynch & Co.
Autozone, Inc.	06/20/16	1,400	0.870%	(20,686)	—	(20,686)	Bank of America
Autozone, Inc.	06/20/16	1,000	0.720%	(9,890)	—	(9,890)	Deutsche Bank AG
Bank of America	06/20/18	1,500	1.000%	24,184	178,335	(154,151)	Deutsche Bank AG
Cardinal Health, Inc.	06/20/17	250	0.580%	(1,716)	—	(1,716)	Goldman Sachs & Co.
Cytec Industries, Inc.	09/20/17	900	1.000%	1,462	44,962	(43,500)	Citigroup, Inc.
Embarq Corp.	06/20/13	100	1.000%	(214)	(106)	(108)	Barclays Bank PLC
Goodrich (BF) Co.	09/20/16	100	0.510%	(1,507)	—	(1,507)	Deutsche Bank AG
Health Care REIT	06/20/15	300	2.930%	(16,650)	—	(16,650)	Barclays Bank PLC
Intesa San Paolo	12/20/16	800	5.000%	(42,688)	36,242	(78,930)	Barclays Bank PLC
Jones Apparel Group	12/20/14	660	1.000%	(952)	7,200	(8,152)	Deutsche Bank AG
Limited Brands, Inc.	09/20/17	1,200	4.800%	(157,723)	(124,767)	(32,956)	Deutsche Bank AG
Limited Brands, Inc.	09/20/17	500	3.550%	(38,631)	—	(38,631)	Goldman Sachs & Co.
Macy’s Retail Holdings, Inc.	09/20/14	1,400	5.000%	(101,336)	(42,659)	(58,677)	Morgan Stanley
Marsh & McLennan Cos. Inc.	09/20/15	200	0.990%	(3,563)	—	(3,563)	Bank of America
New York Times Co.	03/20/15	800	5.000%	(69,476)	(26,524)	(42,952)	Deutsche Bank AG

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2) (cont’d.)
Pearson	06/20/18	1,000	0.690%	$7,241	$—	$7,241	Citigroup, Inc.
Race Point CLO	04/15/20	300	1.950%	54,268	567	53,701	Merrill Lynch & Co.
Race Point CLO	04/15/20	300	4.030%	20,623	1,215	19,408	Merrill Lynch & Co.
Rexam PLC	06/20/13	500	1.450%	(1,823)	—	(1,823)	Barclays Bank PLC
Santander International	03/20/15	2,500	3.000%	(34,483)	11,709	(46,192)	BNP Paribas Bank
Saratoga CLO, Ltd.	12/15/19	300	1.880%	28,917	1,188	27,729	Merrill Lynch & Co.
Spectra Energy Capital	06/20/18	2,400	0.840%	44,139	—	44,139	Deutsche Bank AG

				$176,162	$190,795	$(14,633)

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded credit default swaps – Buy Protection(2):
Dow Jones CDX NA IG 10 5Y	06/20/13	2,226	1.550%	$(7,904)	$(6,028)	$1,876
Dow Jones CDX NA IG 9 10Y	12/20/17	1,839	0.800%	81,925	19,010	(62,915)

				$74,021	$12,982	$(61,039)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreement outstanding at March 31, 2013:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
6,400	3 Month LIBOR JPY	512,000	3 Month LIBOR minus 75.5 bps	BNP Paribas Bank	05/15/14	$943,496	$(60,568)	$1,004,064

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Total return swap agreements outstanding at March 31, 2013:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America	08/15/13	62,684	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	$(375,894)	$2	$(375,896)
Bank of America	04/30/13	7,132	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +11 bps.	190,048	20,786	169,262
Bank of America	01/31/14	118,161	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +30 bps.	3,148,805	—	3,148,805
Barclays Bank PLC	04/24/13	255	Pay $0.053824 strike and receive variance based on S&P GSCI Brent Crude.	8,521	—	8,521
Barclays Bank PLC	04/24/13	240	Pay $0.061504 strike and receive variance based on S&P GSCI Crude Oil.	8,795	—	8,795
Barclays Bank PLC	12/20/13	700	Pay $0.074529 strike and receive variance based on S&P 500 Index Future.	34,952	—	34,952
Barclays Bank PLC	05/31/13	28,995	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +32 bps.	772,671	23,819	748,852
Citigroup, Inc.	04/15/13	190	Pay $0.0576 strike and receive variance based on May 2013 Brent Crude Future.	7,313	—	7,313
Citigroup, Inc.	01/05/15	1	Pay $10.10 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(10)	—	(10)
Citigroup, Inc.	12/31/14	4	Pay $10.75 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(6)	—	(6)
Citigroup, Inc.	12/31/14	4	Pay $17.76 strike and receive variance based on spread between Gasoil and Brent Oil.	(5)	—	(5)
Citigroup, Inc.	12/31/14	1	Pay $17.88 strike and receive variance based on spread between Gasoil and Brent Oil.	(3)	—	(3)
Citigroup, Inc.	12/31/13	6	Pay $18.10 strike and receive variance based on spread between Gasoil and Brent Oil.	(109)	—	(109)
Citigroup, Inc.	12/31/13	6	Pay $7.20 strike and receive variance based on spread between European Fuel Oil and Brent Oil.	(68)	—	(68)
Citigroup, Inc.	06/28/13	33,460	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +27 bps.	—	—	—
Deutsche Bank AG	04/10/13	320	Pay $0.05130225 strike and receive variance based on June 2013 Brent Crude Future.	9,228	—	9,228

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Total return swap agreements outstanding at March 31, 2013 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	04/17/13	310	Pay $0.054289 strike and receive variance based on May 2013 WTI Crude Future.	$8,091	$—	$8,091
Deutsche Bank AG	04/24/13	200	Pay $0.055225 strike and receive variance based on S&P GSCI Brent Crude.	6,963	—	6,963
Deutsche Bank AG	05/13/13	200	Pay $0.058564 strike and receive variance based on June 2013 Brent Crude Future.	7,297	—	7,297
Deutsche Bank AG	05/16/13	200	Pay $0.062001 strike and receive variance based on June 2013 WTI Crude Future.	7,051	—	7,051
Deutsche Bank AG	04/24/13	200	Pay $0.0625 strike and receive variance based on S&P GSCI Crude Oil.	7,529	—	7,529
Deutsche Bank AG	12/31/19	24	Pay $7.20 strike and receive variance on Dec. 2019 Natural Gas future.	(50,946)	—	(50,946)
Deutsche Bank AG	08/15/13	12,021	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(76,854)	—	(76,854)
Goldman Sachs & Co.	06/05/13	830	Pay $ 0.02205225 strike and receive variance based on GOLDLNPM.	8,749	—	8,749
Goldman Sachs & Co.	04/03/13	770	Pay $ 0.02325625 strike and receive variance based on GOLDLNPM.	14,035	—	14,035
Goldman Sachs & Co.	07/08/13	400	Pay $0.030276 strike and receive variance based on Dow-Jones-UBS.	5,314	—	5,314
Goldman Sachs & Co.	04/04/13	400	Pay $0.0361 strike and receive variance based on Dow-Jones-UBS.	11,784	—	11,784
Goldman Sachs & Co.	11/29/13	1,030	Pay $0.0361 strike and receive variance based on GOLDLNPM.	16,855	—	16,855
Goldman Sachs & Co.	08/06/14	520	Pay $0.05175625 strike and receive variance based on GOLDLNPM.	8,483	—	8,483
Goldman Sachs & Co.	12/20/13	1,100	Pay $0.0729 strike and receive variance based on S&P 500 Index Future.	53,056	—	53,056
Goldman Sachs & Co.	11/29/13	650	Pay $0.09 strike and receive variance based on SILVERLND.	21,044	—	21,044
Goldman Sachs & Co.	12/31/14	1	Pay $10.10 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(10)	—	(10)
Goldman Sachs & Co.	12/31/14	4	Pay $11.00 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	3	—	3
Goldman Sachs & Co.	12/31/14	1	Pay $17.70 strike and receive variance based on spread between Gasoil and Brent Oil.	(1)	—	(1)
Goldman Sachs & Co.	12/31/14	4	Pay $18.00 strike and receive variance based on spread between Gasoil and Brent Oil.	(13)	—	(13)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Total return swap agreements outstanding at March 31, 2013 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	11/27/13	440	Pay $ 0.02873025 strike and receive variance based on GOLDLNPM.	$3,584	$—	$3,584
JPMorgan Chase & Co.	08/01/13	3,310	Pay $0.02576025 strike and receive variance based on GOLDLNPM.	13,393	—	13,393
JPMorgan Chase & Co.	07/02/13	300	Pay $0.0289 strike and receive variance based on Dow-Jones-UBS.	3,713	—	3,713
JPMorgan Chase & Co.	09/30/14	470	Pay $0.075625 strike and receive variance based on GOLDLNPM.	18,198	—	18,198
JPMorgan Chase & Co.	05/17/13	90	Pay $0.0976562 strike and receive variance based on May 2013 Corn Future.	4,962	—	4,962
JPMorgan Chase & Co.	08/15/13	48,396	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(211,906)	—	(211,906)
JPMorgan Chase & Co.	08/15/13	4,545	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(18,536)	—	(18,536)
JPMorgan Chase & Co.	08/15/13	1,716	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(10,971)	(9,692)	(1,279)
JPMorgan Chase & Co.	08/15/13	12,624	Receive fixed payments on the JPMorgan NIC P Index and pay variable payments based on the U.S. Treasury Bill.	(92,621)	(20,573)	(72,048)
JPMorgan Chase & Co.	08/15/13	2,807	Receive fixed payments on the JPMorgan NIC P Index and pay variable payments based on the U.S. Treasury Bill.	(17,940)	—	(17,940)
Morgan Stanley	06/05/13	530	Pay $ 0.020499 strike and receive variance based on GOLDLNPM.	4,367	—	4,367
Morgan Stanley	11/27/13	249	Pay $ 0.03705625 strike and receive variance based on GOLDLNPM.	4,220	—	4,220
Morgan Stanley	06/10/13	110	Pay $0.058081 strike and receive variance based on SILVERLND.	1,827	—	1,827
Morgan Stanley	11/27/13	160	Pay $0.09 strike and receive variance based on SILVERLND.	5,298	—	5,298
Morgan Stanley	12/31/14	4	Pay $10.10 strike and receive variance based on spread between Rotterdam Fuel Oil and Brent Oil.	(29)	—	(29)
Morgan Stanley	12/31/13	6	Pay $17.60 strike and receive variance based on spread between Gasoil and Brent Oil.	(79)	—	(79)
Morgan Stanley	12/31/13	18	Pay $17.675 strike and receive variance based on spread between Gasoil and Brent Oil.	(251)	—	(251)
Morgan Stanley	12/31/14	4	Pay $17.94 strike and receive variance based on spread between Gasoil and Brent Oil.	(11)	—	(11)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Total return swap agreements outstanding at March 31, 2013 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	12/31/13	18	Pay $ 6.525 strike and receive variance based on spread between European Fuel Oil and Brent Oil.	$(326)	$—	$(326)
Morgan Stanley	12/31/13	6	Pay $ 6.80 strike and receive variance based on spread between European Fuel Oil and Brent Oil.	(92)	—	(92)
Morgan Stanley	08/15/13	38,454	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(245,848)	—	(245,848)
Morgan Stanley	08/15/13	2,219	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(19,163)	—	(19,163)
Royal Bank of Scotland PLC	07/31/13	42,054	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +11 bps.	1,120,663	—	1,120,663
Royal Bank of Scotland PLC	08/30/13	23,032	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +11 bps.	613,754	—	613,754
Royal Bank of Scotland PLC	09/30/13	15,921	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +28 bps.	424,266	—	424,266
Royal Bank of Scotland PLC	05/31/13	5,861	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +8 bps.	156,180	—	156,180

				$5,609,320	$14,342	$5,594,978

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$206,492,107	$—	$—
Common Stocks	3,298,625,139	390,958,880	—
Exchange Traded Funds	685,712,155	—	—
Preferred Stock	44,496	—	—
Asset-Backed Securities	—	49,062,029	—
Bank Loans	—	15,975,219	5,985,000
Certificates of Deposit	—	25,567,301	—
Commercial Mortgage-Backed Securities	—	19,653,088	2,158,898
Commercial Paper	—	17,483,632	—
Corporate Bonds	—	429,279,214	5,478,872
Foreign Government Bonds	—	328,054,359	—
Municipal Bonds	—	52,409,757	—
Residential Mortgage-Backed Securities	—	113,227,867	3,711,776
U.S. Government Agency Obligations	—	171,900,704	—
U.S. Treasury Obligations	—	1,201,524,595	—
Affiliated Money Market Mutual Fund	958,741,668	—	—
Repurchase Agreements	—	335,100,000	—
Foreign Treasury Obligation	—	3,830,565	—
Options Purchased	22,464	1,296,365	—
Options Written	(49,686)	(2,353,121)	(17,489)
Short Sales – U.S. Government Agency Obligations	—	(37,878,633)	—
Short Sales – U.S. Treasury Obligation	—	(655,833)	—
Reverse Repurchase Agreement	—	(4,654,750)	—
Other Financial Instruments*
Financial Futures Contracts	5,961,562	—	—
Commodity Futures Contracts	(72,487)	—	—
Forward Foreign Currency Exchange Contracts	—	1,836,654	—
Interest Rate Swaps	(2,849,614)	838,713	—
Credit Default Swaps	(41,631)	419,029	53,701
Total Return Swaps	—	5,594,978	—
Currency Swaps	—	1,004,064	—

Total	$5,152,586,173	$3,119,474,676	$17,370,758

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at 12/31/12 was $3,466,461,833. Of that amount $1,047,264,294, were classified as Level 2 instruments as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $721,755,115 was transferred from Level 2 into Level 1 at 03/31/13 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2013 categorized by risk exposure:

Derivative Fair Value at 3/31/13
Credit contracts	$431,099
Equity contracts	9,116,710
Foreign exchange contracts	1,633,053
Interest rate contracts	731,341
Commodity contracts	(268,701)

Total	$11,643,502

AST AQR EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 90.6%
COMMON STOCKS — 84.8%
Brazil — 7.5%
Banco Bradesco SA, ADR	142,180	$2,419,904
Banco do Brasil SA	84,000	1,138,152
BM&FBOVESPA SA	297,100	1,998,065
BR Malls Participacoes SA	30,500	381,712
CCR SA	136,000	1,389,108
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	30,000	1,431,900
Cia Energetica de Minas Gerais, ADR	136,400	1,616,340
Duratex SA	76,300	609,796
Embraer SA, ADR	54,200	1,933,314
Fibria Celulose SA*	170,100	2,035,392
JBS SA*	83,000	278,891
Localiza Rent A Car SA	7,300	131,134
Multiplan Empreendimentos Imobiliarios SA	5,600	160,871
Natura Cosmeticos SA	43,200	1,039,622
Porto Seguro SA	123,400	1,723,905
Telefonica Brasil SA, ADR	31,800	848,424
Totvs SA	37,800	776,670
Ultrapar Participacoes SA	26,400	669,292

		20,582,492

Chile — 2.0%
CAP SA	14,453	468,565
Empresa Nacional de Telecomunicaciones SA	52,252	1,105,615
Empresas CMPC SA	70,814	258,039
Empresas COPEC SA	11,147	162,366
Enersis SA	89,000	1,712,360
SACI Falabella	85,190	1,024,159
Sociedad Quimica y Minera de Chile SA, ADR	12,000	665,400

		5,396,504

China — 17.0%
Agricultural Bank of China Ltd. (Class H Stock)	250,000	120,309
Air China Ltd. (Class H Stock)	872,000	776,864
Anta Sports Products Ltd.	373,000	319,714
Bank of China Ltd. (Class H Stock)	7,007,000	3,260,089
Bank of Communications Co. Ltd. (Class H Stock)	458,000	343,886
China Agri-Industries Holdings Ltd.	668,000	345,118
China BlueChemical Ltd. (Class H Stock)	794,000	493,698
China CITIC Bank Corp. Ltd. (Class H Stock)	1,113,000	671,072
China Communications Services Corp. Ltd. (Class H Stock)	812,000	525,728
China Construction Bank Corp. (Class H Stock)	6,735,000	5,520,809
China Mengniu Dairy Co. Ltd.	684,000	1,962,815
China Merchants Bank Co. Ltd. (Class H Stock)	365,000	775,606
China Mobile Ltd.	316,500	3,356,923
China Oilfield Services Ltd. (Class H Stock)	630,000	1,324,116
China Overseas Land & Investment Ltd.	310,000	857,361
China Petroleum & Chemical Corp. (Class H Stock)	1,620,000	1,899,783
China Railway Construction Corp. Ltd. (Class H Stock)	1,073,500	1,021,516
China Railway Group Ltd. (Class H Stock)	2,965,000	1,513,850

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Resources Land Ltd.	230,000	$644,900
China Resources Power Holdings Co. Ltd.	816,000	2,444,266
China Shanshui Cement Group Ltd.	1,119,000	645,723
China Shenhua Energy Co. Ltd. (Class H Stock)	65,500	238,986
China Southern Airlines Co. Ltd. (Class H Stock)	1,364,000	780,734
China Telecom Corp. Ltd. (Class H Stock)	326,000	165,019
Chongqing Rural Commercial Bank	142,000	76,229
CNOOC Ltd.	1,836,000	3,530,454
COSCO Pacific Ltd.	748,000	1,083,057
Country Garden Holdings Co.*	523,000	262,243
Dongfeng Motor Group Co. Ltd. (Class H Stock)	916,000	1,291,216
ENN Energy Holdings Ltd.	32,000	177,225
Evergrande Real Estate Group Ltd.	723,000	292,994
Geely Automobile Holdings Ltd.	240,000	117,063
Hengan International Group Co. Ltd.	85,500	838,789
Huaneng Power International, Inc. (Class H Stock)	460,000	491,037
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,783,000	1,957,277
Jiangxi Copper Co. Ltd. (Class H Stock)	330,000	731,824
Longfor Properties Co. Ltd.	153,500	254,711
Parkson Retail Group Ltd.	386,000	230,104
PetroChina Co. Ltd. (Class H Stock)	808,000	1,064,028
PICC Property & Casualty Co. Ltd. (Class H Stock)	88,000	113,436
Sihuan Pharmaceutical Holdings Group Ltd.	663,000	328,605
Sino-Ocean Land Holdings Ltd.	226,000	136,714
Sinopec Shanghai Petrochemical Co. Ltd.	1,136,000	500,702
Soho China Ltd.	154,500	129,233
Tencent Holdings Ltd.	58,600	1,874,298
Want Want China Holdings Ltd.	539,000	830,306
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	68,000	91,793
Zhejiang Expressway Co. Ltd. (Class H Stock)	650,000	514,236

		46,926,459

Hong Kong — 1.3%
China Gas Holdings Ltd.	1,220,000	1,218,503
GOME Electrical Appliances Holding Ltd.*	4,538,000	498,217
Shimao Property Holdings Ltd.	159,000	306,564
Shougang Fushan Resources Group Ltd.	3,688,000	1,649,785

		3,673,069

Hungary — 0.2%
MOL Hungarian Oil and Gas PLC	2,179	153,205
OTP Bank PLC	21,135	381,400

		534,605

India — 6.9%
Axis Bank Ltd., GDR	5,633	134,808
Dr Reddy’s Laboratories Ltd., ADR	40,100	1,297,235
HDFC Bank Ltd., ADR	130,000	4,864,600
ICICI Bank Ltd., ADR	81,800	3,509,220
Infosys Ltd., ADR	101,900	5,493,429
Larsen & Toubro Ltd., GDR	6,522	163,944
Reliance Industries Ltd., GDR	35,718	1,015,877
State Bank of India, GDR	7,584	658,253

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Tata Motors Ltd., ADR	36,600	$893,406
Wipro Ltd., ADR	85,900	867,590

		18,898,362

Indonesia — 3.2%
Bank Mandiri Persero Tbk PT	434,000	448,244
Bank Rakyat Indonesia Persero Tbk PT	1,079,000	975,255
Bumi Resources Tbk PT	3,482,500	248,411
Charoen Pokphand Indonesia Tbk PT	253,000	131,680
Indo Tambangraya Megah Tbk PT	20,000	73,300
Indocement Tunggal Prakarsa Tbk PT	405,500	974,981
Indofood Sukses Makmur Tbk PT	2,143,000	1,645,239
Kalbe Farma Tbk PT	12,614,000	1,610,923
Perusahaan Gas Negara Persero Tbk PT	1,285,500	788,875
Semen Indonesia Persero Tbk PT	80,500	147,047
Telekomunikasi Indonesia Persero Tbk PT	1,104,000	1,252,996
Unilever Indonesia Tbk PT	192,000	451,272

		8,748,223

Malaysia — 3.5%
Alliance Financial Group Bhd	85,700	121,776
AMMB Holdings Bhd	370,700	782,941
Digi.Com Bhd	1,096,400	1,644,586
Hong Leong Bank Bhd	54,000	251,891
Malayan Banking Bhd	225,700	685,154
Petronas Chemicals Group Bhd	292,900	610,521
Public Bank Bhd	132,400	696,955
RHB Capital Bhd	158,400	441,865
Tenaga Nasional Bhd	1,218,200	2,833,353
UMW Holdings Bhd	378,200	1,636,648

		9,705,690

Mexico — 5.8%
Alfa SAB de CV (Class A Stock)	1,302,100	3,179,492
America Movil SAB de CV (Class L Stock), ADR	77,700	1,628,592
Coca-Cola Femsa SAB de CV, ADR	7,900	1,293,783
Embotelladoras Arca SAB de CV	156,400	1,171,913
Fomento Economico Mexicano SAB de CV, ADR	9,800	1,112,300
Grupo Financiero Banorte SAB de CV (Class O Stock)	410,900	3,282,822
Grupo Financiero Inbursa SA (Class O Stock)	53,400	155,771
Grupo Mexico SAB de CV (Class B Stock)	56,000	226,195
Grupo Televisa SAB, ADR	37,900	1,008,519
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	613,400	2,140,937
Mexichem SAB de CV	127,900	686,023

		15,886,347

Peru — 0.4%
Cia de Minas Buenaventura SA, ADR	13,200	342,672
Credicorp Ltd.	3,200	531,360
Southern Copper Corp.	7,900	296,803

		1,170,835

Poland — 1.7%
Grupa Lotos SA*	23,175	291,022
KGHM Polska Miedz SA	13,104	634,882
PGE SA	89,393	459,453
Polski Koncern Naftowy Orlen SA*	4,807	75,861

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Powszechny Zaklad Ubezpieczen SA	25,759	$3,195,160

		4,656,378

Russia — 6.0%
Gazprom OAO, ADR	409,198	3,478,183
Lukoil OAO, ADR	63,570	4,100,265
Magnit OJSC, GDR	25,844	1,150,869
Mining & Metallurgical Co. Norilsk Nickel OJSC, ADR	165,970	2,806,553
Rosneft Oil Co., GDR*	184,298	1,406,046
Severstal OAO, GDR	7,680	68,586
Surgutneftegas OAO, ADR	148,593	1,337,337
Tatneft, ADR	55,199	2,184,776

		16,532,615

South Africa — 2.6%
African Rainbow Minerals Ltd.	6,218	128,021
FirstRand Ltd.	281,142	984,500
Growthpoint Properties Ltd.	44,417	130,179
Harmony Gold Mining Co. Ltd., ADR	19,600	125,636
Imperial Holdings Ltd.	14,224	325,200
Investec Ltd.	103,738	724,958
Liberty Holdings Ltd.	7,716	100,695
Naspers Ltd. (Class N Stock)	3,409	212,374
PPC Ltd.	43,209	150,604
RMB Holdings Ltd.	244,232	1,104,918
Sanlam Ltd.	131,513	674,778
Vodacom Group Ltd.	29,871	357,011
Woolworths Holdings Ltd.	292,680	2,247,149

		7,266,023

South Korea — 12.5%
BS Financial Group, Inc.	9,320	127,198
Daelim Industrial Co. Ltd.	22,484	1,859,121
Daewoo International Corp.	18,950	660,568
Dongbu Insurance Co. Ltd.	6,320	270,222
Doosan Corp.	1,601	185,033
Hana Financial Group, Inc.	3,990	141,461
Hanwha Corp.	15,380	467,708
Hanwha Life Insurance Co. Ltd.	79,180	482,513
Hyosung Corp.	19,801	981,394
Hyundai Department Store Co. Ltd.	6,704	986,010
Hyundai Engineering & Construction Co. Ltd.	9,506	570,350
Hyundai Heavy Industries Co. Ltd.	2,649	513,556
Hyundai Hysco Co. Ltd.	26,680	824,069
Hyundai Wia Corp.	14,491	2,161,587
KCC Corp.	971	259,747
Kia Motors Corp.	13,070	663,145
Korea Gas Corp.	6,617	415,658
Korea Zinc Co. Ltd.	527	168,823
KT Corp.	43,170	1,364,942
LG Chem Ltd.	3,100	743,724
LG Corp.	3,742	218,542
LG Display Co. Ltd.*	53,690	1,570,030
LG Uplus Corp.*	49,470	357,440
Mirae Asset Securities Co. Ltd.	18,460	686,684
POSCO	4,006	1,178,852
Samsung C&T Corp.	4,613	285,540
Samsung Card Co.	2,850	97,876
Samsung Electro-Mechanics Co. Ltd.	2,689	242,392

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Samsung Electronics Co. Ltd.	9,170	$12,498,989
Samsung Heavy Industries Co. Ltd.	24,790	788,067
SK Holdings Co. Ltd.	3,872	589,851
SK Innovation Co. Ltd.	3,592	528,906
SK Telecom Co. Ltd., ADR	79,900	1,427,813
Woori Finance Holdings Co. Ltd.	8,010	90,550

		34,408,361

Taiwan — 8.8%
Asustek Computer, Inc.	27,000	322,621
AU Optronics Corp.*	213,000	93,175
Cheng Shin Rubber Industry Co. Ltd.	515,000	1,466,126
Chicony Electronics Co. Ltd.	407,000	1,082,390
China Motor Corp.	126,000	117,084
Delta Electronics, Inc.	287,000	1,203,779
Evergreen Marine Corp. Taiwan Ltd.*	553,000	329,814
Far Eastern New Century Corp.	80,000	82,407
Far EasTone Telecommunications Co. Ltd.	514,000	1,165,696
Hon Hai Precision Industry Co. Ltd.	932,000	2,593,772
Innolux Corp.*	3,573,000	2,213,580
Largan Precision Co. Ltd.	53,000	1,388,806
Lite-On Technology Corp.	392,000	637,646
Macronix International	107,000	30,770
Mega Financial Holding Co. Ltd.	300,000	243,584
Novatek Microelectronics Corp.	288,000	1,263,049
POU Chen Corp.	83,000	88,809
President Chain Store Corp.	45,000	247,184
Realtek Semiconductor Corp.	307,000	704,628
Taiwan Cement Corp.	555,000	684,959
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	265,900	4,570,821
Uni-President Enterprises Corp.	1,812,000	3,443,240
Walsin Lihwa Corp.*	765,000	220,039
Wistron Corp.	186,000	204,125

		24,398,104

Thailand — 3.1%
Advanced Info Service PCL, NVDR	43,400	350,627
Bangkok Bank PCL	124,200	945,092
Bank of Ayudhya PCL	643,700	760,777
CP ALL PCL, NVDR	1,420,700	2,222,976
Kasikornbank PCL	203,900	1,453,054
Krung Thai Bank PCL	1,752,400	1,489,298
PTT PCL, NVDR	15,100	167,503
Siam Commercial Bank PCL	44,700	271,845
Thai Oil PCL	443,600	973,520

		8,634,692

Turkey — 2.3%
TAV Havalimanlari Holding A/S	131,152	844,482
Turk Hava Yollari*	557,489	2,280,119
Turkcell Iletisim Hizmet A/S*	268,157	1,800,756
Turkiye Halk Bankasi A/S	138,334	1,479,447

		6,404,804

TOTAL COMMON STOCKS (cost $234,417,924)		233,823,563

PREFERRED STOCKS — 5.8%
Brazil
AES Tiete SA, (PRFC)	63,900	619,790
Braskem SA, (PRFC C),	207,400	1,391,733

	Shares	Value
PREFERRED STOCKS (Continued)
Brazil (cont’d.)
Cia Brasileira de Distribuicao Grupo Pao de Acucar, (PRFC)	44,800	$2,357,113
Companhia de Bebidas das Americas, ADR (PRFC)	66,600	2,819,178
Itau Unibanco Holding SA, ADR (PRFC)	135,800	2,417,240
Lojas Americanas SA, (PRFC)	127,600	1,100,615
Petroleo Brasileiro SA, (PRFC)	259,700	2,360,851
Usinas Siderurgicas de Minas Gerais SA, (PRFC A)	304,700	1,626,977
Vale SA, (PRFC)	70,000	1,158,382

TOTAL PREFERRED STOCKS (cost $16,002,002)		15,851,879

TOTAL LONG-TERM INVESTMENTS (cost $250,419,926)		249,675,442

SHORT-TERM INVESTMENT — 22.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $61,610,218)(w)	61,610,218	61,610,217

TOTAL INVESTMENTS — 112.9% (cost $312,030,144)		311,285,659
Liabilities in excess of other assets(x) — (12.9)%		(35,517,647)

NET ASSETS — 100.0%		$275,768,012

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CNX	CRISIL NSE Index
CMPC	Compania Manufacturera de Papeles y Cartones
COPEC	Compania de Petroleos de Chile
GDR	Global Depositary Receipt
KLCI	Kuala Lumpur Composite Index
KOSPI	Korea Composite Stock Price Index
MSCI	Morgan Stanley Capital International
NVDR	Non-voting Depositary Receipts
PRFC	Preference Shares
RTS	Russian Stock Index
SET	Stock Exchange of Thailand
SGX	Singapore Exchange
TurDEX	Turkish Derivative Exchange
WIG	Warsaw Stock Exchange
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CSK	Czech Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

PHP	Philippine Peso
PLN	Polish Zlofty
RUB	Russian Rouble
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar

ZAR	South African Rand
*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)(2)
Long Positions:
6	FTSE Bursa Malaysia KLCI Index	Apr. 2013	$156,676	$161,796	$5,120
379	FTSE/JSE Top 40 Index	Jun. 2013	14,789,441	14,637,702	(151,739)
118	Hang Seng China Enterprises Index	Apr. 2013	8,340,071	8,273,248	(66,823)
52	MSCI Taiwan Index	Apr. 2013	1,464,107	1,462,760	(1,347)
21	SGX MSCI Singapore Index	Apr. 2013	1,248,086	1,262,353	14,267
42	TurkDEX-ISE 30 Index	Apr. 2013	226,317	243,044	16,727

					(183,795)

Short Positions:
57	KOSPI 200 Index	Jun. 2013	6,795,839	6,759,977	35,862
	Mexican Stock Exchange Price and Quotation
14	Index	Jun. 2013	477,353	500,574	(23,221)
34	SET50 Index	Jun. 2013	1,181,083	1,173,311	7,772
1,022	SGX CNX Nifty Index	Apr. 2013	11,610,602	11,695,768	(85,166)

					(64,753)

					$(248,548)

(1)	Cash of $7,661,887 has been segregated to cover requirement for open futures contracts as of March 31, 2013.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Chilean Peso,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	CLP	754,000	$1,569,884	$1,580,272	$10,388
Expiring 06/19/13	Royal Bank of Scotland Group PLC	CLP	268,000	560,857	561,688	831
Expiring 06/19/13	Royal Bank of Scotland Group PLC	CLP	9	19	19	—
Hong Kong Dollar,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	12,800	1,651,017	1,649,605	(1,412)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	3,900	502,713	502,614	(99)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	2,100	270,642	270,638	(4)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	1,500	193,477	193,313	(164)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	1,200	154,777	154,651	(126)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	400	51,593	51,550	(43)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	300	38,674	38,663	(11)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	300	38,693	38,662	(31)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Hong Kong Dollar (cont’d.),
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	300	$38,697	$38,662	$(35)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	100	12,888	12,888	—
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	100	12,899	12,888	(11)
Hungarian Forint,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HUF	470,000	1,965,120	1,961,086	(4,034)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HUF	119,000	498,223	496,530	(1,693)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HUF	63,000	276,451	262,869	(13,582)
Indian Rupee,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	INR	177,000	3,231,716	3,200,729	(30,987)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	INR	25,000	453,682	452,080	(1,602)
Israeli Shekel,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	ILS	30,400	8,321,836	8,333,288	11,452
Expiring 06/19/13	Royal Bank of Scotland Group PLC	ILS	7,560	2,033,132	2,072,357	39,225
Expiring 06/19/13	Royal Bank of Scotland Group PLC	ILS	7,500	2,032,753	2,055,910	23,157
Expiring 06/19/13	Royal Bank of Scotland Group PLC	ILS	4,640	1,256,073	1,271,922	15,849
Expiring 06/19/13	Royal Bank of Scotland Group PLC	ILS	200	54,137	54,824	687
Malaysian Ringgit,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MYR	16,400	5,264,531	5,266,269	1,738
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MYR	6,600	2,112,641	2,119,352	6,711
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MYR	3,100	997,125	995,453	(1,672)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MYR	2,260	723,432	725,718	2,286
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MYR	2,210	707,200	709,662	2,462
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MYR	1,400	449,953	449,560	(393)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MYR	200	63,574	64,223	649
Mexican Peso,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MXN	128,700	10,350,752	10,338,512	(12,240)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MXN	124,200	9,931,530	9,977,025	45,495
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MXN	77,900	6,037,595	6,257,731	220,136
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MXN	43,700	3,444,953	3,510,435	65,482
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MXN	3,700	295,581	297,222	1,641
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MXN	2,500	194,647	200,826	6,179
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MXN	1,500	120,314	120,496	182

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Mexican Peso (cont’d.),
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MXN	1,100	$88,090	$88,364	$274
New Taiwanese Dollar,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	TWD	84,600	2,857,000	2,834,181	(22,819)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	TWD	68,000	2,292,682	2,278,064	(14,618)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	TWD	44,100	1,489,865	1,477,392	(12,473)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	TWD	27,000	911,546	904,525	(7,021)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	TWD	25,900	874,919	867,675	(7,244)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	TWD	16,900	571,827	566,166	(5,661)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	TWD	12,700	429,562	425,462	(4,100)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	TWD	7,100	240,547	237,857	(2,690)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	TWD	4,900	165,572	164,155	(1,417)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	TWD	300	10,163	10,051	(112)
Peruvian New Sol,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PEN	500	193,125	192,648	(477)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PEN	280	108,485	107,883	(602)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PEN	240	92,557	92,471	(86)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PEN	120	46,199	46,235	36
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PEN	20	7,698	7,706	8
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PEN	20	7,710	7,706	(4)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PEN	20	7,719	7,706	(13)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PEN	10	3,851	3,853	2
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PEN	10	3,854	3,853	(1)
Polish Zloty,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PLN	20,900	6,405,658	6,375,672	(29,986)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PLN	16,900	5,140,148	5,155,448	15,300
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PLN	16,440	5,148,310	5,015,123	(133,187)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PLN	13,400	4,154,019	4,087,751	(66,268)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PLN	10,200	3,193,138	3,111,572	(81,566)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PLN	3,610	1,125,386	1,101,253	(24,133)
Singapore Dollar,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	SGD	1,000	808,111	806,392	(1,719)

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Singapore Dollar (cont’d.),
Expiring 06/19/13	Royal Bank of Scotland Group PLC	SGD	530	$424,263	$427,388	$3,125
Expiring 06/19/13	Royal Bank of Scotland Group PLC	SGD	300	240,427	241,918	1,491
Expiring 06/19/13	Royal Bank of Scotland Group PLC	SGD	200	160,560	161,279	719
Expiring 06/19/13	Royal Bank of Scotland Group PLC	SGD	50	40,015	40,320	305
Expiring 06/19/13	Royal Bank of Scotland Group PLC	SGD	50	40,169	40,319	150
Expiring 06/19/13	Royal Bank of Scotland Group PLC	SGD	30	24,062	24,192	130
South African Rand,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	ZAR	32,900	3,577,707	3,537,515	(40,192)
South Korean Won,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	KRW	3,370,000	3,095,781	3,015,525	(80,256)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	KRW	3,360,000	3,012,433	3,006,577	(5,856)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	KRW	2,430,000	2,221,552	2,174,399	(47,153)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	KRW	1,350,000	1,220,749	1,207,999	(12,750)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	KRW	1,030,000	933,817	921,659	(12,158)
Thai Baht,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	THB	8,000	267,384	271,781	4,397
Expiring 06/19/13	Royal Bank of Scotland Group PLC	THB	2,000	68,213	67,945	(268)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	THB	2,000	68,353	67,945	(408)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	THB	1,000	33,580	33,973	393
Expiring 06/19/13	Royal Bank of Scotland Group PLC	THB	1,000	33,933	33,973	40
Expiring 06/19/13	Royal Bank of Scotland Group PLC	THB	700	23,419	23,781	362
Expiring 06/19/13	Royal Bank of Scotland Group PLC	THB	100	3,337	3,398	61
Expiring 06/19/13	Royal Bank of Scotland Group PLC	THB	100	3,350	3,397	47
Turkish Lira,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	TRY	8,390	4,576,122	4,587,543	11,421
Expiring 06/19/13	Royal Bank of Scotland Group PLC	TRY	1,820	990,281	995,152	4,871

				$123,351,029	$123,165,334	$(185,695)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) (1)
Brazilian Real,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	BRL	17,900	$8,831,987	$8,769,154	$62,833

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) (1)
Brazilian Real (cont’d.),
Expiring 06/19/13	Royal Bank of Scotland Group PLC	BRL	10,100	$4,971,682	$4,947,958	$23,724
Expiring 06/19/13	Royal Bank of Scotland Group PLC	BRL	9,610	4,731,564	4,707,909	23,655
Expiring 06/19/13	Royal Bank of Scotland Group PLC	BRL	2,470	1,241,195	1,210,045	31,150
Expiring 06/19/13	Royal Bank of Scotland Group PLC	BRL	1,500	749,804	734,846	14,958
Colombian Peso,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	COP	9,600,000	5,220,124	5,221,624	(1,500)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	COP	6,440,000	3,550,165	3,502,840	47,325
Expiring 06/19/13	Royal Bank of Scotland Group PLC	COP	6,110,000	3,336,908	3,323,347	13,561
Expiring 06/19/13	Royal Bank of Scotland Group PLC	COP	1,270,000	697,802	690,777	7,025
Czech Koruna,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	CSK	44,000	2,186,768	2,189,451	(2,683)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	CSK	10,400	520,536	517,507	3,029
Expiring 06/19/13	Royal Bank of Scotland Group PLC	CSK	5,800	294,872	288,609	6,263
Hong Kong Dollar,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	11,600	1,496,000	1,494,955	1,045
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	9,200	1,185,562	1,185,654	(92)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	800	103,103	103,101	2
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	700	90,277	90,213	64
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	700	90,265	90,212	53
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	700	90,220	90,212	8
Expiring 06/19/13	Royal Bank of Scotland Group PLC	HKD	500	64,500	64,438	62
Indian Rupee,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	INR	52,000	926,003	940,327	(14,324)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	INR	49,000	879,708	886,078	(6,370)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	INR	15,000	268,383	271,248	(2,865)
Indonesia Rupiah,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	IDR	55,300,000	5,637,567	5,629,348	8,219
Mexican Peso,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MXN	6,400	512,229	514,114	(1,885)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MXN	2,300	184,395	184,760	(365)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	MXN	500	40,179	40,165	14

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Peruvian New Sol,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PEN	10	$3,858	$3,853	$5
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PEN	10	3,855	3,853	2
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PEN	10	3,853	3,853	—
Philippine Peso,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PHP	101,900	2,509,802	2,498,467	11,335
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PHP	49,000	1,211,372	1,201,422	9,950
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PHP	47,600	1,168,098	1,167,096	1,002
Expiring 06/19/13	Royal Bank of Scotland Group PLC	PHP	20,000	493,453	490,377	3,076
Russian Ruble,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	RUB	60,518	1,923,916	1,919,165	4,751
Expiring 06/19/13	Royal Bank of Scotland Group PLC	RUB	15,561	498,796	493,475	5,321
Singapore Dollar,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	SGD	16,160	13,073,909	13,031,301	42,608
Expiring 06/19/13	Royal Bank of Scotland Group PLC	SGD	15,080	12,135,129	12,160,398	(25,269)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	SGD	13,390	10,731,254	10,797,595	(66,341)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	SGD	1,600	1,280,330	1,290,228	(9,898)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	SGD	170	136,210	137,087	(877)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	SGD	160	128,619	129,022	(403)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	SGD	40	31,982	32,256	(274)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	SGD	20	16,016	16,128	(112)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	SGD	10	7,988	8,063	(75)
South African Rand,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	ZAR	20,700	2,228,477	2,225,731	2,746
Expiring 06/19/13	Royal Bank of Scotland Group PLC	ZAR	12,900	1,387,039	1,387,049	(10)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	ZAR	11,700	1,304,784	1,258,022	46,762
Expiring 06/19/13	Royal Bank of Scotland Group PLC	ZAR	9,300	994,570	999,966	(5,396)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	ZAR	8,900	963,462	956,957	6,505
Expiring 06/19/13	Royal Bank of Scotland Group PLC	ZAR	6,400	690,490	688,149	2,341
Expiring 06/19/13	Royal Bank of Scotland Group PLC	ZAR	6,200	670,858	666,644	4,214
Expiring 06/19/13	Royal Bank of Scotland Group PLC	ZAR	3,100	335,916	333,322	2,594
Expiring 06/19/13	Royal Bank of Scotland Group PLC	ZAR	1,000	108,827	107,523	1,304

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Thai Baht,
Expiring 06/19/13	Royal Bank of Scotland Group PLC	THB	22,000	$739,197	$747,397	$(8,200)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	THB	11,300	376,667	383,891	(7,224)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	THB	8,000	272,447	271,781	666
Expiring 06/19/13	Royal Bank of Scotland Group PLC	THB	2,000	67,935	67,945	(10)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	THB	1,400	46,729	47,562	(833)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	THB	1,000	34,153	33,973	180
Expiring 06/19/13	Royal Bank of Scotland Group PLC	THB	800	26,711	27,178	(467)
Expiring 06/19/13	Royal Bank of Scotland Group PLC	THB	300	10,027	10,192	(165)

				$103,518,527	$103,285,813	$232,714

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2013.

Total return swap agreements outstanding at March 31, 2013:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)(2)
Goldman Sachs & Co.	04/01/13	11,108	MSCI Taiwan Index MSCI Turkey Total Return Net	$3,114	$—	$3,114
Morgan Stanley	03/14/15	1,287	Index Swap	33,636	—	33,636
Morgan Stanley	06/01/13	2,383	RTS Index	(23,950)	—	(23,950)
Morgan Stanley	06/01/13	2,310	WIG 20 Index	(35,370)	—	(35,370)

				$(22,570)	$—	$(22,570)

(1)	The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.

(2)	Cash of $3,390,000 has been segregated to cover requirement for swap contracts as of March 31, 2013.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST AQR EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Brazil	$20,582,492	$—	$—
Chile	5,396,504	—	—
China	29,821,960	17,104,499	—
Hong Kong	804,781	2,868,288	—
Hungary	534,605	—	—
India	18,898,362	—	—
Indonesia	2,937,219	5,811,004	—
Malaysia	4,533,995	5,171,695	—
Mexico	15,886,347	—	—
Peru	1,170,835	—	—
Poland	4,656,378	—	—
Russia	16,532,615	—	—
South Africa	7,266,023	—	—
South Korea	7,224,068	27,184,293	—
Taiwan	4,570,821	19,827,283	—
Thailand	3,196,496	5,438,196	—
Turkey	6,404,804	—	—
Preferred Stocks:
Brazil	15,851,879	—	—

Affiliated Money Market Mutual Fund	61,610,217	—	—
Other Financial Instruments*
Futures	(248,548)	—	—
Forward Foreign Currency Exchange Contracts	—	47,019	—
Total Return Swaps	—	(22,570)	—

Total	$227,631,853	$83,429,707	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:

Affiliated Money Market Mutual Fund	22.3%
Financials	21.5
Information Technology	14.4
Energy	9.9
Consumer Staples	9.2
Materials	8.9
Industrials	8.1
Telecommunication Services	6.3
Consumer Discretionary	5.9
Utilities	5.2
Healthcare	1.2

112.9
Liabilities in excess of other assets	(12.9)

100.0%

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.7%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio	4,694,700	$46,712,264
AST BlackRock Value Portfolio	18,240,571	194,444,482
AST ClearBridge Dividend Growth Portfolio	41,515,429	430,930,151
AST Federated Aggressive Growth Portfolio*	4,698,767	50,041,867
AST Goldman Sachs Concentrated Growth Portfolio	8,073,279	272,876,820
AST Goldman Sachs Large-Cap Value Portfolio	9,850,762	192,877,914
AST Goldman Sachs Mid-Cap Growth Portfolio	3,950,187	22,634,573
AST Goldman Sachs Small-Cap Value Portfolio	3,105,183	42,354,702
AST High Yield Portfolio	18,474,764	145,581,144
AST International Growth Portfolio	39,343,678	479,992,867
AST International Value Portfolio	29,611,702	469,641,598
AST Jennison Large-Cap Growth Portfolio*	24,144,200	361,438,674
AST Jennison Large-Cap Value Portfolio	27,719,565	384,193,165
AST Large-Cap Value Portfolio	24,496,714	394,397,100
AST Lord Abbett Core Fixed-Income Portfolio	37,503,440	431,289,558
AST Marsico Capital Growth Portfolio	17,626,570	415,810,784
AST MFS Growth Portfolio*	33,759,407	413,552,739
AST MFS Large-Cap Value Portfolio	16,869,149	194,163,903
AST Mid-Cap Value Portfolio	4,022,725	61,306,328
AST Money Market Portfolio	22,654,057	22,654,057
AST Neuberger Berman Core Bond Portfolio	13,662,867	144,279,873
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,264,969	33,749,369
AST Parametric Emerging Markets Equity Portfolio	8,345,823	74,277,829
AST PIMCO Limited Maturity Bond Portfolio	8,536,485	90,486,737
AST PIMCO Total Return Bond Portfolio	64,183,277	808,709,296
AST Prudential Core Bond Portfolio	90,584,959	978,317,558
AST QMA Emerging Markets Equity Portfolio	6,601,271	65,220,562
AST Small-Cap Growth Portfolio*	2,979,528	76,216,327
AST Small-Cap Value Portfolio	5,875,403	99,235,555
AST T. Rowe Price Equity Income Portfolio	55,093,990	581,792,531
AST T. Rowe Price Global Bond Portfolio	23,137	253,587
AST T. Rowe Price Large-Cap Growth Portfolio*	23,416,118	362,949,830
AST T. Rowe Price Natural Resources Portfolio	2,139,589	44,909,966
AST Western Asset Core Plus Bond Portfolio	48,176,388	518,859,702
AST Western Asset Emerging Markets Debt Portfolio	9,376,585	96,485,064

TOTAL LONG-TERM INVESTMENTS (cost $8,143,264,389)(w)		9,002,638,476

SHORT-TERM INVESTMENTS — 5.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund
(cost $485,338,921)(w)	485,338,921	485,338,921

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $15,997,511)
0.070%	06/20/13	16,000	15,997,776

TOTAL SHORT-TERM INVESTMENTS
(cost $501,336,432)			501,336,697

TOTAL INVESTMENTS — 100.0%
(cost $8,644,600,821)			9,503,975,173
Liabilities in excess of other assets(x) — 0.0%			(3,368,290)

NET ASSETS — 100.0%			$9,500,606,883

The following abbreviations are used in the Portfolio descriptions:

CAC	French Stock Market Index
DAX	German Stock Index
TOPIX	Tokyo Stock Price Index
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)
Long Positions:
1,239	10 Year U.S. Treasury Notes	Jun. 2013	$162,769,757	$163,528,641	$758,884
227	CAC 40 10 Euro	Apr. 2013	11,092,057	10,859,406	(232,651)
43	DAX Index	Jun. 2013	11,001,513	10,749,035	(252,478)
169	FTSE 100 Index	Jun. 2013	16,428,905	16,308,617	(120,288)

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Financial futures contracts open at March 31, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)
Long Positions (cont’d.)
260	Russell 2000 Mini	Jun. 2013	$24,035,700	$24,632,400	$596,700
519	S&P 500	Jun. 2013	199,042,987	202,760,325	3,717,338
145	TOPIX Index	Jun. 2013	15,160,036	16,027,248	867,212

					$5,334,717

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$9,487,977,397	$—	$—
U.S. Treasury Obligation	—	15,997,776	—
Other Financial Instruments*
Futures	5,334,717	—	—

Total	$9,493,312,114	$15,997,776	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2013 categorized by risk exposure:

Derivative Fair Value at 3/31/13
Equity contracts	$4,575,833
Interest rate contracts	758,884

Total	$5,334,717

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 77.9%
COMMON STOCKS — 21.0%
Aerospace & Defense — 0.1%
Boeing Co. (The)	14,000	$1,201,900
Raytheon Co.	6,925	407,121

		1,609,021

Airlines — 0.2%
Delta Air Lines, Inc.*	74,475	1,229,582
United Continental Holdings, Inc.*	89,095	2,851,931

		4,081,513

Apparel — 0.3%
Coach, Inc.	101,789	5,088,432
NIKE, Inc. (Class B Stock)	18,824	1,110,804

		6,199,236

Auto Parts & Equipment — 0.1%
Dana Holding Corp.	21,954	391,440
Delphi Automotive PLC (United Kingdom)	10,000	444,000
TRW Automotive Holdings Corp.*	24,500	1,347,500

		2,182,940

Automobile Manufacturers — 0.2%
General Motors Co.*(a)	77,436	2,154,270
Oshkosh Corp.*	22,100	939,029

		3,093,299

Beverages — 0.8%
Anheuser-Busch InBev NV (Belgium)	136,608	13,527,365
Coca-Cola Co. (The)	33,025	1,335,531

		14,862,896

Building Materials — 0.2%
Ainsworth Lumber Co. Ltd. (Canada)*	5,735	22,977
Masco Corp.	207,777	4,207,484

		4,230,461

Chemicals — 0.7%
Cabot Corp.	11,630	397,746
CF Industries Holdings, Inc.	3,000	571,110
Ecolab, Inc.	67,295	5,395,713
Huntsman Corp.	34,900	648,791
Praxair, Inc.	53,712	5,991,036
Uranium Participation Corp. (Canada)*	8,500	46,774

		13,051,170

Commercial Banks — 1.8%
Bank of America Corp.	330,600	4,026,708
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	6,958,000	6,288,991
Capital One Financial Corp.	77,475	4,257,251
CIT Group, Inc.*	27,474	1,194,570
Citigroup, Inc.	81,067	3,586,404
Credit Suisse Group AG (Switzerland)*	155,495	4,080,249
Goldman Sachs Group, Inc. (The)	12,962	1,907,358
Sberbank of Russia (Russia), ADR	425,243	5,421,848
SunTrust Banks, Inc.	48,700	1,403,047
U.S. Bancorp	92,675	3,144,463

		35,310,889

Commercial Services & Supplies — 0.7%
MasterCard, Inc. (Class A Stock)	5,930	3,208,901

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services & Supplies (cont’d.)
Newell Rubbermaid, Inc.	371,878	$9,706,016

		12,914,917

Computer Services & Software — 0.9%
Activision Blizzard, Inc.	91,700	1,336,069
EMC Corp.*	296,442	7,081,999
Intuit, Inc.	68,904	4,523,548
Microsoft Corp.	106,250	3,039,813
Oracle Corp.	75,500	2,441,670

		18,423,099

Computers & Peripherals — 0.5%
Apple, Inc.	5,570	2,465,449
Cognizant Technology Solutions Corp. (Class A Stock)*	46,265	3,544,362
International Business Machines Corp.	6,050	1,290,465
Spansion, Inc. (Class A Stock)*	14,363	184,852
Teradata Corp.*	40,600	2,375,506

		9,860,634

Construction & Engineering — 0.1%
KBR, Inc.	45,700	1,466,056

Containers & Packaging — 0.1%
Packaging Corp. of America	35,813	1,606,929
Rock-Tenn Co. (Class A Stock)	7,800	723,762

		2,330,691

Diversified Financial Services — 0.7%
Discover Financial Services	53,550	2,401,182
JPMorgan Chase & Co.	215,928	10,247,943
NASDAQ OMX Group, Inc. (The)	10,700	345,610

		12,994,735

Electronic Components & Equipment — 0.1%
Agilent Technologies, Inc.	36,625	1,537,151
Avnet, Inc.*	24,800	897,760

		2,434,911

Entertainment & Leisure — 0.1%
Caesars Entertainment Corp.*(a)	45,911	728,148
Tyco International Ltd. (Switzerland)	26,775	856,800

		1,584,948

Environmental Control
ADA-ES, Inc.*	1,420	37,729

Foods
ConAgra Foods, Inc.	10,075	360,786

Healthcare Products — 0.1%
Edwards Lifesciences Corp.*	33,485	2,751,128

Insurance — 1.0%
Allied World Assurance Co. Holdings AG (Switzerland)	4,300	398,696
American Financial Group, Inc.	6,100	289,018
American International Group, Inc.*	95,881	3,722,101
Berkshire Hathaway, Inc. (Class B Stock)*	79,594	8,293,695
Chubb Corp. (The)	11,300	989,089
Everest Re Group Ltd. (Bermuda)	600	77,916
PartnerRe Ltd. (Bermuda)	8,100	754,191
Progressive Corp. (The)	151,415	3,826,257
Reinsurance Group of America, Inc.	7,700	459,459

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Travelers Cos., Inc. (The)	13,925	$1,172,346

		19,982,768

Internet Software & Services — 0.6%
Google, Inc. (Class A Stock)*	5,310	4,216,299
MercadoLibre, Inc.	88,233	8,519,778

		12,736,077

Investment Companies — 0.3%
American Capital Ltd.*	394,570	5,758,749

Machinery & Equipment — 0.6%
Atlas Copco AB (Sweden) (Class A Stock)	172,390	4,894,024
Cummins, Inc.	5,350	619,583
Stanley Black & Decker, Inc.	76,069	6,159,307

		11,672,914

Manufacturing — 0.3%
3M Co.	30,375	3,229,166
General Electric Co.	34,525	798,218
Ingersoll-Rand PLC (Ireland)	30,600	1,683,306

		5,710,690

Media — 2.1%
Cablevision Systems Corp. (Class A Stock)(a)	44,752	669,490
Comcast Corp. (Class A Stock)	296,280	12,446,723
DIRECTV*	199,445	11,290,581
Discovery Communications, Inc. (Class A Stock)*	59,957	4,721,014
News Corp. (Class A Stock)	103,975	3,173,317
Time Warner Cable, Inc.	17,470	1,678,168
Time Warner, Inc.	116,675	6,722,813

		40,702,106

Metals & Mining — 0.5%
Assa Abloy AB (Sweden) (Class B Stock)	147,514	6,023,659
Rio Tinto PLC (United Kingdom)	64,318	3,014,921

		9,038,580

Miscellaneous Manufacturing — 0.4%
Danaher Corp.	133,578	8,301,873

Oil, Gas & Consumable Fuels — 1.2%
Cameron International Corp.*	73,414	4,786,593
Chevron Corp.	15,575	1,850,621
Exxon Mobil Corp.	21,175	1,908,079
Marathon Oil Corp.	45,000	1,517,400
Marathon Petroleum Corp.	31,225	2,797,760
Oceaneering International, Inc.	12,775	848,388
PBF Energy, Inc.	30,808	1,145,133
Schlumberger Ltd. (Netherlands)	79,694	5,968,284
Suncor Energy, Inc. (Canada)	76,875	2,307,019
Tesoro Corp.	13,872	812,206

		23,941,483

Paper & Forest Products — 0.1%
Domtar Corp.	6,475	502,590
International Paper Co.	48,000	2,235,840
Newpage Holdings, Inc.*	3,500	305,165

		3,043,595

Pharmaceuticals — 2.1%
Abbott Laboratories	31,725	1,120,527

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
AbbVie, Inc.	30,425	$1,240,731
Bristol-Myers Squibb Co.	19,925	820,711
Eli Lilly & Co.	22,975	1,304,750
Ironwood Pharmaceuticals, Inc.*	5,100	93,279
Johnson & Johnson	7,100	578,863
McKesson Corp.	16,850	1,819,126
Merck & Co., Inc.	212,197	9,385,473
Pfizer, Inc.	473,166	13,655,571
Roche Holding AG (Switzerland)	24,223	5,639,190
Sanofi (France)	58,559	5,950,331
Zoetis, Inc.	5,700	190,380

		41,798,932

Retail & Merchandising — 1.0%
AutoZone, Inc.*	20,179	8,006,422
CVS Caremark Corp.	60,425	3,322,771
Dillard’s, Inc. (Class A Stock)	14,700	1,154,685
PetSmart, Inc.	7,565	469,787
Ross Stores, Inc.	36,400	2,206,568
Swatch Group AG (The) (Switzerland)	6,488	3,772,649
Wal-Mart Stores, Inc.	18,850	1,410,546

		20,343,428

Semiconductors & Semiconductor Equipment — 1.1%
ASML Holding NV (Netherlands)	62,245	4,186,529
Freescale Semiconductor Ltd. (Bermuda)*(a)	5,211	77,592
Intel Corp.	4,850	105,973
KLA-Tencor Corp.	32,250	1,700,865
NXP Semiconductors NV (Netherlands)*	10,677	323,086
Samsung Electronics Co. Ltd. (South Korea)	1,810	2,467,085
Teradyne, Inc.*	40,900	663,398
Texas Instruments, Inc.	223,559	7,931,873
Veeco Instruments, Inc.*	85,654	3,283,118

		20,739,519

Telecommunications — 0.8%
Level 3 Communications, Inc.*	16,340	331,539
Verizon Communications, Inc.	19,675	967,026
Vodafone Group PLC (United Kingdom)	5,203,533	14,753,609

		16,052,174

Tobacco — 1.2%
Imperial Tobacco Group PLC (United Kingdom)	403,660	14,100,776
Japan Tobacco, Inc. (Japan)	256,900	8,217,593
Philip Morris International, Inc.	9,875	915,511

		23,233,880

TOTAL COMMON STOCKS
(cost $369,248,005)		412,837,827

EXCHANGE TRADED FUNDS — 9.1%
Financial Select Sector SPDR Fund(a)	3,419,995	62,209,709
Health Care Select Sector SPDR Fund(a)	1,180,940	54,264,193
Technology Select Sector SPDR Fund	2,056,431	62,248,166

TOTAL EXCHANGE TRADED FUNDS
(cost $164,464,711)		178,722,068

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS — 0.3%
Airlines
Copa Holdings SA (Panama) (Class A Stock), 2.250%	6,500	$777,465

Auto Parts & Equipment — 0.1%
Dana Holding Corp., Series B, CVT, 144A, 4.000%	10,160	1,538,605

Commercial Banks — 0.2%
GMAC Capital Trust I, Series 2, 8.125%	113,430	3,085,296

TOTAL PREFERRED STOCKS (cost $4,939,697)		5,401,366

	Units
WARRANTS* — 0.1%
Semiconductors & Semiconductor Equipment
Samsung Electronics Co. Ltd. (Germany), expiring 01/24/17
(cost 2,665,714)	1,892	2,563,660

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.8%
Access Group, Inc.,
Series 2002-1, Class A2
0.464%(c)	09/25/25	Aa3	96	95,952
Series 2004-A, Class A2
0.561%(c)	04/25/29	Baa1	446	433,076
Ally Auto Receivables Trust,
Series 2009-B, Class B, 144A
3.670%	03/16/15	Aaa	300	305,851
AmeriCredit Automobile Receivables Trust,
Series 2009-1, Class B
9.790%	04/15/14	Aaa	220	221,641
Series 2010-1, Class C
5.190%	08/17/15	Aaa	400	413,404
Series 2010-1, Class D
6.650%	07/17/17	Aa1	635	675,368
Series 2010-4, Class D
4.200%	11/08/16	Aa2	400	419,242
Series 2011-1, Class B
2.190%	02/08/16	Aaa	250	253,068
Series 2011-3, Class C
2.860%	01/09/17	Aaa	400	414,686
BA Credit Card Trust,
Series 2006-C5, Class C5
0.603%(c)	01/15/16	A3	1,893	1,894,323
Series 2008-C5, Class C5
4.953%(c)	03/15/16	A3	900	922,472
Bank One Issuance Trust,
Series 2003-C3, Class C3
4.770%	02/16/16	Baa2	800	807,038
Capital One Multi-Asset Execution Trust,
Series 2003-C3, Class C3
2.453%(c)	07/15/16	Ba1	200	201,440
Citibank Credit Card Issuance Trust,
Series 2003-C4, Class C4
5.000%	06/10/15	Baa2	1,500	1,512,551
Countrywide Asset-Backed Certificates,
Series 2004-6, Class 2A5
0.594%(c)	11/25/34	Aa3	248	240,780

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Series 2005-BC5, Class 3A3
0.574%(c)	01/25/36	A2	162	$161,092
FBR Securitization Trust,
Series 2005-5, Class AV23
0.454%(c)	11/25/35	Aa2	9	8,646
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	AAA(d)	500	499,715
GreenPoint Mortgage Funding Trust,
Series 2005-HE1, Class M1
0.804%(c)	09/25/34	A+(d)	294	289,274
GSAMP Trust,
Series 2004-SEA2, Class A2B
0.754%(c)	03/25/34	Aaa	139	138,782
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T1, Class A1, 144A
0.898%	01/15/44	AAA(d)	1,700	1,701,700
Series 2013-T1, Class B1, 144A
1.247%	01/15/44	AA(d)	200	200,250
Home Equity Asset Trust,
Series 2007-2, Class 2A1
0.314%(c)	07/25/37	A1	70	68,986
KeyCorp Student Loan Trust,
Series 2005-A, Class 2A3
0.513%(c)	09/28/26	Aaa	442	436,056
Series 2006-A, Class 2A3
0.473%(c)	06/27/29	Aaa	1,700	1,666,806
Park Place Securities, Inc.,
Series 2005-WCW3, Class A2C
0.584%(c)	08/25/35	A2	220	212,970
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC5, Class A2
0.474%(c)	10/25/35	A1	103	102,575
Series 2005-RZ3, Class A2
0.474%(c)	09/25/35	A1	193	191,252
Series 2006-RZ1, Class A2
0.394%(c)	03/25/36	A1	204	202,943
Santander Consumer Acquired Receivables Trust,
Series 2011-S1A, Class D, 144A
3.150%	08/15/16	Baa1	279	282,112
Santander Drive Auto Receivables Trust,
Series 2010-2, Class C
3.890%	07/17/17	AA(d)	326	336,259
Series 2010-3, Class C
3.060%	11/15/17	AA(d)	550	567,576
Series 2010-B, Class B, 144A
2.100%	09/15/14	AA+(d)	438	438,967
Series 2010-B, Class C, 144A
3.020%	10/17/16	AA(d)	1,400	1,421,799
Series 2011-1, Class C
3.110%	05/16/16	Aa1	700	720,225
Series 2011-1, Class D
4.010%	02/15/17	A1	2,000	2,089,988
Series 2011-3, Class B
2.500%	12/15/15	Aa1	200	202,956
Series 2011-3, Class D
4.230%	05/15/17	Baa2	400	423,653
Series 2011-4, Class B
2.900%	05/16/16	Aa1	1,258	1,287,611
Series 2011-S1A, Class D, 144A

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
3.100%	05/15/17	A-(d)	361	$362,377
Series 2012-2, Class B
2.090%	08/15/16	Aa1	400	406,228
SLC Private Student Loan Trust,
Series 2009-AA, Class A, 144A
4.750%(c)	06/15/33	Aaa	942	894,232
SLM Private Credit Student Loan Trust,
Series 2003-A, Class A2
0.720%(c)	09/15/20	Aaa	1,978	1,960,399
Series 2004-A, Class A2
0.480%(c)	03/16/20	Aaa	1,210	1,199,712
Series 2005-A, Class A2
0.420%(c)	12/15/20	Aaa	475	472,594
Series 2006-B, Class A3
0.420%(c)	12/15/22	Aaa	193	191,983
Series 2006-C, Class A3
0.410%(c)	06/15/21	Aaa	1,058	1,048,837
SLM Private Education Loan Trust,
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39	Aaa	878	882,668
Series 2009-CT, Class 2A, 144A
2.053%(c)	04/15/39	Aaa	815	817,279
Series 2009-D, Class A, 144A
3.500%(c)	08/17/43	AAA(d)	1,694	1,625,658
Series 2010-A, Class 1A, 144A
3.200%(c)	05/16/44	Aaa	757	792,377
Series 2012-B, Class A1, 144A
1.303%(c)	12/15/21	Aaa	287	289,778
Series 2012-D, Class A1, 144A
1.253%(c)	06/15/23	Aaa	203	205,061
SLM Student Loan Trust,
Series 2013-A, Class A1, 144A
0.803%(c)	08/15/22	Aaa	1,300	1,299,994
Specialty Underwriting & Residential Finance,
Series 2005-BC1, Class M2
0.954%(c)	12/25/35	Aa2	88	87,418
Structured Asset Securities Corp.,
Series 2007-BC1, Class A2
0.254%(c)	02/25/37	Aa1	32	31,523

TOTAL ASSET-BACKED SECURITIES (cost $35,012,205)				35,031,203

BANK LOANS(c) — 2.0%
Aerospace & Defense
Silver II Borrower SCA (Luxembourg),
Term Loan
4.000%	12/13/19	Caa1	663	668,187

Airlines
Northwest Air,
Term Loan
6.220%	03/10/17	NR	549	508,127
6.260%	09/10/18	NR	321	284,101

				792,228

Auto Parts & Equipment — 0.2%
Federal-Mogul Corp.,
Tranche B Term Loan
2.138%	12/27/14	B1	538	502,431
Tranche C Term Loan
2.138%	12/27/15	B1	383	357,537

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Auto Parts & Equipment (cont’d.)
Schaeffler AG,
Facility C
4.250%	01/27/17	Ba3	1,245	$1,259,525

				2,119,493

Building Materials — 0.1%
Flash Dutch 2 BV (Netherlands),
Initial Euro Term Loan
5.250%	02/01/20	B1	90	116,534
Initial Term B Loan
4.750%	01/31/20	B1	800	810,336

				926,870

Chemicals
Ineos US Finance LLC,
Cash Dollar Term Loan
6.500%	04/19/18	B1	369	374,290

Commercial Services & Supplies
Interactive Data Corp.,
Refinanced Term Loan
3.750%	02/11/18	Ba3	289	292,343

Computer Services & Software — 0.2%
First Data Corp.,
2018 Dollar Term Loan
4.204%	03/24/18	Caa1	340	338,810
Kronos, Inc.,
Initial Term Loan (Second Lien)
9.750%	04/23/20	Caa1	530	552,525
Lawson Software, Inc.,
Tranche Term Loan B-2
5.250%	04/15/18	Ba3	873	887,968
Zayo Group LLC,
Term Loan
4.500%	03/31/19	B1	1,603	1,614,622

				3,393,925

Distribution/Wholesale
HD Supply, Inc.,
Term Loan
4.500%	10/12/17	B1	796	811,920

Diversified Financial Services — 0.2%
iStar Financial, Inc.,
Loan
4.500%	10/08/17	B1	206	207,282
Nuveen Investments, Inc.,
Tranche A First-Lien Term Loan
5.204%	05/13/17	B2	165	165,000
Ocwen Loan Servicing LLC,
Initial Term Loan
5.000%	01/31/18	B1	685	696,131
Offshore Group Investment Ltd.,
Tranche Term Loan B
5.540%	03/28/19	B3	350	351,313
Springleaf Financial Services,
Initial Loan
5.500%	05/10/17	B3	715	719,022

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Financial Services (cont’d.)
Vodafone Americas Finance 2, Inc.,
New Series A Loan
6.250%	07/11/16	NR	1,444	$1,414,875

				3,553,623

Entertainment & Leisure
Getty Images, Inc.,
Initial Term Loan
4.750%	09/12/19	B1	594	601,991

Environmental Control
Tervita Corp.,
Term Loan
6.250%	05/15/18	B2	165	166,650

Healthcare Products
Bausch & Lomb, Inc.,
Parent Term Loan
5.250%	04/20/19	B1	342	345,162

Healthcare Providers & Services
LHP Operations Co. LLC,
Term Loan
9.000%	06/20/18	B3	219	223,552

Hotels, Restaurants & Leisure — 0.4%
Harrahs Las Vegas Propco, LLC,
Senior Loan
1.846%	02/13/13	NR	6,631	6,243,484
MGM Resorts International,
Term Loan B
4.250%	12/27/19	Ba2	1,277	1,296,590

				7,540,074

Insurance
Alliant Insurance Services (The),
Term Loan
5.000%	12/03/19	B1	349	352,616

Investment Companies — 0.1%
American Capital Ltd.,
Sr. Sec’d. Term Loan
5.500%	08/01/16	B2	793	804,895
Offshore Group Investment Ltd.,
Term Loan
6.250%	10/05/17	B3	955	960,502

				1,765,397

Lodging — 0.1%
Station Casinos LLC,
Term Loan B
5.000%	02/22/20	Caa1	900	909,375

Manufacturing — 0.1%
Rexnord LLC,
Term Loan B Refinancing
4.500%	04/01/18	B2	415	419,324
Wilsonart LLC,
Initial Term Loan
5.500%	10/18/19	B2	429	434,689

				854,013

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media — 0.1%
Cengage Learning Acquisitions, Inc.,
Original Term Loan
2.710%	07/03/14	Caa2	69	$53,067
Clear Channel Communications, Inc.,
Tranche Term Loan B
3.854%	01/29/16	Caa1	996	881,523
Tranche Term Loan C
3.854%	01/29/16	Caa1	277	242,890
Wolverine Healthcareanalytics, Inc.,
Tranche Term Loan B
5.500%	05/24/19	B2	288	291,423

				1,468,903

Metals & Mining — 0.1%
FMG Resources August 2006 Pty Ltd.,
Term Loan
5.250%	10/04/17	Ba1	2,428	2,453,811

Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp.,
Term Loan
5.750%	12/02/17	Ba3	1,470	1,513,837
Dynegy Power LLC,
Term Loan
9.250%	08/01/16	B2	694	723,380
9.250%	08/05/16	B2	1,712	1,780,211
Samson Resources Corp.,
Initial Term Loan (Second Lien)
6.000%	09/12/17	B1	210	212,467

				4,229,895

Publishing
MTL Publishing LLC,
Term Loan B
4.250%	02/07/18	Ba3	303	306,447

Real Estate
Realogy Corp.,
Extended Synthetic Commitment
4.400%	10/10/16	BB-(d)	30	29,798
Realogy Group LLC,
Initial Term B Loan
4.500%	02/21/20	B1	745	754,546

				784,344

Telecommunications — 0.2%
Alcatel-Lucent USA, Inc. (European Currency Unit),
Euro Term Loan
7.500%	01/30/19	B1	309	400,016
US Term Loan
7.250%	01/30/19	B1	788	799,317
Intelsat Jackson Holdings SA (Luxembourg),
Tranche Term Loan B-1
4.500%	04/02/18	Caa2	1,289	1,307,828
Level 3 Financing, Inc.,
B-II 2019 Tranche Term Loan
4.750%	08/01/19	Ba3	575	580,630
Virgin Media Investment Holdings,
Term Loan
3.460%	02/07/20	Ba3	855	850,887

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Telecommunications (cont’d.)
				$3,938,678

TOTAL BANK LOANS (cost $37,689,566)				38,873,787

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
Banc of America Commercial Mortgage Trust,
Series 2006-5, Class AM
5.448%	09/10/47	Baa1	205	220,450
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2004-6, Class A3
4.512%	12/10/42	AAA(d)	123	124,288
Series 2005-5, Class A4
5.115%(c)	10/10/45	Aaa	363	397,385
Bear Stearns Commercial Mortgage Securities Trust,
Series 2002-TOP8, Class A2
4.830%	08/15/38	AAA(d)	26	26,312
Series 2005-PW10, Class AM
5.449%(c)	12/11/40	A-(d)	400	440,193
Commercial Mortgage Pass-Through Certificates,
Series 2004-LB2A, Class A4
4.715%	03/10/39	AAA(d)	945	972,861
Series 2006-C4, Class AM
5.509%	09/15/39	Baa2	400	440,296
Series 2007-C9, Class A4
5.800%(c)	12/10/49	Aaa	377	442,319
Series 2013-LC6, Class AM
3.282%	01/10/46	Aaa	190	193,386
Commercial Mortgage Trust,
Series 2007-GG9, Class AM
5.475%	03/10/39	Baa3	160	176,478
Credit Suisse Mortgage Capital Certificates,
Series 2006-C3, Class A3
5.989%(c)	06/15/38	Aaa	450	503,625
Series 2006-C5, Class A3
5.311%	12/15/39	Aaa	320	358,347
Series 2007-C1, Class A3
5.383%	02/15/40	Baa1	390	426,342
DBRR Trust,
Series 2012-EZ1, Class A, 144A
0.946%	09/25/45	Aaa	1,076	1,078,955
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2004-PNC1, Class B
5.370%(c)	06/12/41	AA-(d)	500	522,400
Series 2005-CB13, Class A4
5.298%(c)	01/12/43	Aaa	575	630,562
Series 2005-CB13, Class AM
5.339%(c)	01/12/43	Baa1	350	381,154
Series 2005-LDP5, Class AM
5.243%(c)	12/15/44	Aaa	160	177,070
LB-UBS Commercial Mortgage Trust,
Series 2007-C7, Class A3
5.866%(c)	09/15/45	AA-(d)	235	270,480
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%	02/12/51	Aaa	500	582,541
ML-CFC Commercial Mortgage Trust,
Series 2007-9, Class AM
5.856%(c)	09/12/49	BBB-(d)	125	141,530

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C7, Class A4
2.918%	02/15/46		Aaa	320	$323,286
Morgan Stanley Capital I Trust,
Series 2005-IQ9, Class A5
4.700%	07/15/56		AAA(d)	290	306,817
Series 2007-T27, Class A4
5.651%(c)	06/11/42		AAA(d)	1,000	1,169,851
Morgan Stanley Capital I, Trust,
Series 2012-C4, Class A4
3.244%	03/15/45		Aaa	330	346,493
Morgan Stanley Re-REMIC Trust,
Series 2009-GG10, Class A4A, 144A
5.787%(c)	08/12/45		Aaa	800	919,186
ORES NPL LLC,
Series 2012-LV1, Class A, 144A
4.000%	09/25/44		Baa3	659	661,629
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C20, Class AJ
5.168%(c)	07/15/42		A3	570	612,097
Series 2006-C28, Class A4
5.572%	10/15/48		Aaa	500	563,136

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,374,838)					13,409,469

CONVERTIBLE BONDS — 0.1%
Computer Services & Software
EMC Corp.,
Sr. Unsec’d. Notes
1.750%	12/01/13		A(d)	209	311,933

Computers & Peripherals
SanDisk Corp.,
Sr. Unsec’d. Notes
1.500%	08/15/17		BB(d)	300	386,625

Insurance
Radian Group, Inc.,
Sr. Unsec’d. Notes
2.250%	03/01/19		CCC+(d)	440	530,200

Metals & Mining — 0.1%
Alpha Appalachia Holdings, Inc.,
Gtd. Notes
3.250%	08/01/15	(a)	B+(d)	639	615,037
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.000%	08/01/14		BBB+(d)	300	312,937
Newmont Mining Corp.,
Gtd. Notes
1.250%	07/15/14	(a)	BBB+(d)	500	560,313
Peabody Energy Corp.,
Jr. Sub. Debs.
4.750%	12/15/41	(a)	Ba3	482	392,830

					1,881,117

TOTAL CONVERTIBLE BONDS (cost $3,265,099)					3,109,875

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS — 20.2%
Advertising
Affinion Group, Inc.,
Gtd. Notes
7.875%	12/15/18	Caa1	393	$310,470
Checkout Holding Corp.,
Sr. Notes, 144A
10.300%(s)	11/15/15	Caa1	130	98,800
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
10.000%	07/15/17	Baa3	185	198,413
inVentiv Health, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	01/15/18	B2	250	262,500

				870,183

Aerospace & Defense — 0.2%
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/17	B3	505	555,500
L-3 Communications Corp.,
Gtd. Notes
3.950%	11/15/16	Baa3	100	108,027
4.950%	02/15/21	Baa3	400	447,177
Lockheed Martin Corp.,
Unsec’d. Notes, 144A
4.070%	12/15/42	Baa1	558	510,332
Meccanica Holdings USA, Inc.,
Gtd. Notes, 144A
6.250%	07/15/19	Baa3	405	417,229
Raytheon Co.,
Sr. Unsec’d. Notes
4.700%	12/15/41	A3	300	326,448
Sequa Corp.,
Gtd. Notes, 144A
7.000%	12/15/17	Caa1	590	597,375
Silver II Borrower/Silver II US Holdings LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20	Caa1	289	307,785
United Technologies Corp.,
Sr. Unsec’d. Notes
4.875%	05/01/15	A2	300	327,121

				3,596,994

Agriculture
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15	Baa1	500	539,491

Airlines — 0.1%
American Airlines 2011-2 Class A Pass-Through Trust,
Pass-Through Certificates
8.625%	04/15/23	Baa3	493	512,334
Continental Airlines 2012-3 Class C Pass-Through Certificates,
Pass-Through Certificates
6.125%	04/29/18	B1	950	952,375
Continental Airlines, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/15	Ba2	785	822,287
US Airways 2011-1 Class C Pass-Through Trust,
Pass-Through Certificates
10.875%	10/22/14	B3	246	263,400

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
US Airways 2012-2 Class B Pass-Through Trust,
Pass-Through Certificates
6.750%	12/03/22	B1		240	$255,600

					2,805,996

Apparel
Levi Strauss & Co.,
Sr. Unsec’d. Notes
7.750%	05/15/18	B1	EUR	50	68,419
Sr. Unsec’d. Notes, 144A
6.875%	05/01/22	B1		134	146,730
VF Corp.,
Sr. Unsec’d. Notes
3.500%	09/01/21	A3		100	106,664
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
6.125%	10/15/20	B2		477	506,216

					828,029

Auto Parts & Equipment — 0.1%
Continental Rubber of America Corp.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/19	Ba2		150	153,375
Delphi Corp.,
Gtd. Notes
5.000%	02/15/23	Ba1		170	179,775
6.125%	05/15/21	Ba1		155	170,500
GKN Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN
5.375%	09/19/22	Ba1	GBP	230	367,714
IDQ Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/17	B3		265	291,500
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes
8.250%	03/15/20	Ba3	GBP	344	586,786
Titan International, Inc.,
Sr. Sec’d. Notes
7.875%	10/01/17	B1		275	295,969
Sr. Sec’d. Notes, 144A
7.875%	10/01/17	B1		370	398,213

					2,443,832

Automobile Manufacturers
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	B3		433	441,119

Banking
ANZ New Zealand Int’l Ltd. London (New Zealand),
Bank Gtd. Notes, 144A
1.125%	03/24/16	Aa3		400	400,362

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	A3		900	884,633
Constellation Brands, Inc.,
Gtd. Notes
7.250%	05/15/17	Ba1		25	28,766
PepsiCo, Inc.,

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
Sr. Unsec’d. Notes
2.750%	03/01/23		Aa3		600	$600,560
3.600%	08/13/42		Aa3		200	183,330
4.000%	03/05/42		Aa3		300	294,438
7.900%	11/01/18		Aa3		500	665,705

						2,657,432

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.300%	06/15/16		Baa1		500	520,353
Biogen Idec, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/18		Baa2		800	979,236
Bio-Rad Laboratories, Inc.,
Sr. Unsec’d. Notes
4.875%	12/15/20		Ba1		200	211,094
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		Baa2		700	707,950
3.950%	10/15/20		Baa2		400	432,768
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.050%	12/01/16		Baa1		400	428,149

						3,279,550

Building Materials — 0.2%
Ainsworth Lumber Co. Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	12/15/17	(a)	B2		1,163	1,267,670
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21		Ba3		775	846,687
Sr. Sec’d. Notes, 144A
7.000%	02/15/20		Ba1		140	151,900
Buzzi Unicem SpA (Italy),
Sr. Unsec’d. Notes
6.250%	09/28/18		BB+(d)	EUR	138	190,181
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.875%	03/25/19	(a)	B(d)		200	202,000
Grohe Holding GmbH (Germany),
Sec’d. Notes
8.750%(c)	12/15/17		B3	EUR	100	134,018
HeidelbergCement Finance Luxembourg SA (Luxembourg),
Gtd. Notes
7.500%	04/03/20		Ba2	EUR	64	99,390
Spie BondCo 3 SCA (Luxembourg),
Gtd. Notes
11.000%	08/15/19		Caa1	EUR	215	306,603
USG Corp.,
Sr. Unsec’d. Notes
9.750%	01/15/18		Caa2		585	693,225

						3,891,674

Chemicals — 0.8%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22		Baa2		450	433,520

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Airgas, Inc.,
Sr. Unsec’d. Notes
2.375%	02/15/20		Baa2	400	$399,138
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	04/15/18		Ba1	230	232,875
Axiall Corp.,
Gtd. Notes, 144A
4.875%	05/15/23		Ba3	190	193,325
Basell Finance Co. BV (Netherlands),
Gtd. Notes, 144A
8.100%	03/15/27	(a)	BBB-(d)	300	402,000
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21		Ba2	1,449	1,579,410
CF Industries, Inc.,
Gtd. Notes
7.125%	05/01/20		Baa3	800	991,202
Cytec Industries, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/23		Baa2	700	701,777
Eagle Spinco, Inc.,
Gtd. Notes, 144A
4.625%	02/15/21	(a)	Ba3	421	428,367
Ecolab, Inc.,
Sr. Unsec’d. Notes
1.000%	08/09/15		Baa1	400	401,057
Huntsman International LLC,
Gtd. Notes
4.875%	11/15/20		B1	333	335,497
8.625%	03/15/20		B2	60	67,050
8.625%	03/15/21		B2	760	855,000
Gtd. Notes, 144A
4.875%	11/15/20		B1	145	146,087
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.500%	05/01/20		B1	240	261,300
LyondellBasell Industries NV (Netherlands),
Sr. Unsec’d. Notes
5.000%	04/15/19		Baa3	506	571,780
5.750%	04/15/24		Baa3	1,244	1,458,590
Methanex Corp. (Canada),
Sr. Unsec’d. Notes
3.250%	12/15/19		Ba1	600	605,209
Momentive Performance Materials, Inc.,
Sr. Sec’d. Notes
8.875%	10/15/20		B1	355	365,650
Nufarm Australia Ltd. (Australia),
Gtd. Notes, 144A
6.375%	10/15/19		Ba3	230	235,750
Orion Engineered Carbons Bondco GmbH (Germany),
Sr. Sec’d. Notes, 144A
9.625%	06/15/18		B2	399	443,887
Perstorp Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	05/15/17		B2	205	216,787
Petrologistics LP/Petrologistics Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	04/01/20		B2	194	195,213

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Rain CII Carbon LLC/CII Carbon Corp.,
Sr. Sec’d. Notes, 144A
8.250%	01/15/21		B1		240	$259,200
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20		Ba2		1,004	1,029,100
RPM International, Inc.,
Sr. Unsec’d. Notes
3.450%	11/15/22		Baa3		325	322,125
6.125%	10/15/19		Baa3		300	352,230
Tronox Finance LLC,
Gtd. Notes, 144A
6.375%	08/15/20	(a)	B2		1,069	1,036,930
US Coatings Acquisition, Inc./Flash Dutch 2 BV,
Gtd. Notes, 144A
7.375%	05/01/21	(a)	Caa1		706	743,065
Sr. Sec’d. Notes
5.750%	02/01/21		B1	EUR	100	132,230
Valspar Corp.,
Sr. Unsec’d. Notes
4.200%	01/15/22		Baa2		400	435,301

						15,830,652

Commercial Banks — 1.1%
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31		B1		2,182	2,760,230
Bank of America Corp.,
Sr. Notes
1.500%	10/09/15		Baa2		600	601,982
Sr. Unsec’d. Notes
4.500%	04/01/15		Baa2		300	317,887
5.700%	01/24/22		Baa2		700	819,939
5.875%	01/05/21		Baa2		300	354,285
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		Baa2		1,100	1,084,665
5.875%	02/07/42		Baa2		100	118,803
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
0.700%	03/04/16		Aa3		600	597,863
Bank of Nova Scotia (Canada),
Sr. Unsec’d. Notes
0.950%	03/15/16		Aa2		600	603,249
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17		Ba3		280	300,300
5.000%	08/15/22	(a)	Ba3		370	395,082
5.250%	03/15/18		Ba3		230	248,400
6.000%	04/01/36		Ba3		450	425,141
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		Ba3		380	417,050
6.625%	04/01/18		Ba3		65	74,100
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.953%	06/15/16		Baa2		700	754,262
4.450%	01/10/17		Baa2		800	880,749
4.750%	05/19/15		Baa2		200	214,536
5.875%	01/30/42		Baa2		50	59,757
6.500%	08/19/13		Baa2		200	204,491

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
8.125%	07/15/39		Baa2	300	$439,747
Sub. Notes
6.125%	08/25/36		Baa3	200	228,705
Unsec’d. Notes
3.375%	03/01/23		Baa2	500	504,017
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
0.505%(c)	04/05/13		BB+(d)	53	52,990
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
4.000%	01/29/21		Aa3	100	107,653
Fifth Third Bank,
Sr. Unsec’d. Notes
0.900%	02/26/16		A3	400	399,729
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	01/22/23		A3	1,400	1,409,846
5.750%	01/24/22		A3	600	697,634
5.950%	01/18/18		A3	500	582,951
6.250%	02/01/41		A3	600	713,013
Sr. Unsec’d. Notes, MTN
3.700%	08/01/15		A3	500	528,414
Sub. Notes
6.750%	10/01/37		Baa1	200	224,118
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.100%	04/05/21		Aa3	1,000	1,155,471
Sub. Notes
6.500%	09/15/37		A3	150	183,732
Morgan Stanley,
Sr. Unsec’d. Notes
1.750%	02/25/16		Baa1	800	806,230
2.875%	07/28/14		Baa1	200	204,407
3.750%	02/25/23		Baa1	1,100	1,111,865
3.800%	04/29/16		Baa1	200	212,185
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, MTN
0.850%	03/08/16		Aa3	600	599,930
US Bancorp,
Sr. Unsec’d. Notes, MTN
2.200%	11/15/16		A1	300	313,053
Wachovia Bank NA,
Sub. Notes
6.600%	01/15/38		A1	250	331,097

					22,039,558

Commercial Services & Supplies — 0.9%
ADT Corp. (The),
Sr. Unsec’d. Notes, 144A
3.500%	07/15/22		Baa2	250	249,225
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22		B2	405	439,931
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.875%	11/15/17	(a)	B2	390	400,237
Brickman Group Holdings, Inc.,
Sr. Notes, 144A
9.125%	11/01/18		B3	9	9,787

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
7.875%	10/15/18		Caa1		1,060	$1,074,575
Catholic Health Initiatives,
Sec’d. Notes
4.350%	11/01/42		Aa3		200	201,515
Ceridian Corp.,
Gtd. Notes
11.250%	11/15/15		Caa2		410	423,325
Sr. Sec’d. Notes, 144A
8.875%	07/15/19		B1		1,348	1,568,735
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21		Caa3		1,450	1,555,125
EC Finance PLC (United Kingdom),
Sr. Sec’d. Notes
9.750%	08/01/17		B3	EUR	301	418,634
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
7.000%	09/01/22		B3		416	457,600
HDTFS, Inc.,
Gtd. Notes
6.250%	10/15/22		B2		270	292,950
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20		B2		65	68,575
6.750%	04/15/19	(a)	B2		205	223,706
7.375%	01/15/21		B2		2,005	2,230,563
Gtd. Notes, 144A
4.250%	04/01/18		B2		195	198,656
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.250%	12/15/17		Caa1		315	322,481
Interactive Data Corp.,
Gtd. Notes
10.250%	08/01/18		B3		890	1,010,150
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19		B3		350	401,625
La Financiere Atalian SA (France),
Sr. Unsec’d. Notes
7.250%	01/15/20		B3	EUR	207	269,855
Laureate Education, Inc.,
Gtd. Notes, 144A
9.250%	09/01/19		Caa1		705	783,431
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	05/15/18		B3		250	271,875
ServiceMaster Co.,
Gtd. Notes
8.000%	02/15/20		B3		140	150,150
Gtd. Notes, 144A
7.000%	08/15/20		B3		640	662,400
TMF Group Holding BV (Netherlands),
Gtd. Notes
9.875%	12/01/19		Caa1	EUR	130	171,640
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23		B3		195	208,650
7.375%	05/15/20		B3		200	222,000

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
7.625%	04/15/22		B3		1,411	$1,576,793
Sec’d. Notes
5.750%	07/15/18		Ba3		182	197,243
Verisure Holding AB (Sweden),
Second Lien
8.750%	12/01/18		Caa1	EUR	100	133,633
Sr. Sec’d. Notes
8.750%	09/01/18		B2	EUR	128	179,254
WEX, Inc.,
Gtd. Notes, 144A
4.750%	02/01/23		Ba3		370	357,975

						16,732,294

Computer Services & Software — 0.7%
Computer Sciences Corp.,
Sr. Unsec’d. Notes
4.450%	09/15/22		Baa2		400	424,094
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21		Ba1		532	563,920
eBay, Inc.,
Sr. Unsec’d. Notes
2.600%	07/15/22		A2		100	99,924
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19		Caa1		290	313,925
First Data Corp.,
Gtd. Notes
12.625%	01/15/21	(a)	Caa1		444	481,185
Gtd. Notes, 144A
11.250%	01/15/21	(a)	Caa1		299	310,960
Sec’d. Notes, 144A
8.250%	01/15/21		Caa1		565	587,600
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		B1		1,849	1,927,583
7.375%	06/15/19	(a)	B1		1,360	1,446,700
Fiserv, Inc.,
Gtd. Notes
3.500%	10/01/22		Baa2		900	899,373
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20		B3		477	497,273
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19	(a)	Caa1		1,820	2,063,425
Microsoft Corp.,
Sr. Unsec’d. Notes
2.125%	11/15/22		Aaa		500	488,712
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20		Ba3		440	445,500
Oracle Corp.,
Sr. Unsec’d. Notes
3.875%	07/15/20		A1		400	448,026
5.375%	07/15/40		A1		100	117,162
Sophia LP/Sophia Finance, Inc.,
Gtd. Notes, 144A
9.750%	01/15/19		Caa1		355	395,825
Zayo Group LLC/Zayo Capital, Inc.,

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Computer Services & Software (cont’d.)
Gtd. Notes
10.125%	07/01/20		Caa1		990	$1,165,725
Sr. Sec’d. Notes
8.125%	01/01/20		B1		970	1,086,400

						13,763,312

Computers & Peripherals — 0.1%
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.000%	01/05/16		Aa3		400	414,678
4.000%	06/20/42		Aa3		218	218,739
5.600%	11/30/39		Aa3		11	13,701
Spansion LLC,
Gtd. Notes
7.875%	11/15/17		B3		360	378,000
SunGard Data Systems, Inc.,
Gtd. Notes
7.375%	11/15/18		Caa1		330	353,100
Gtd. Notes, 144A
6.625%	11/01/19		Caa1		820	846,650

						2,224,868

Construction & Engineering
Weekley Homes LLC/Weekley Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/23		B2		175	180,250

Consumer Products & Services — 0.4%
Ivs Group (Luxembourg),
Sr. Unsec’d. Notes
7.125%	04/01/20		NR	EUR	240	308,076
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17		B2		105	118,781
Gtd. Notes, 144A
1.875%	09/15/18		B2		270	307,631
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/22		A2		150	150,490
5.300%	03/01/41		A2		400	490,810
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19	(a)	Caa2		145	153,337
9.875%	08/15/19		Caa2		1,400	1,534,750
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	B1		2,410	2,455,187
7.125%	04/15/19		B1		150	161,063
7.875%	08/15/19		B1		790	870,975
Tupperware Brands Corp.,
Gtd. Notes
4.750%	06/01/21		Baa3		800	842,615

						7,393,715

Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC (Ireland),
First Lien
7.375%	10/15/17		Ba3	EUR	150	207,660
Gtd. Notes, 144A
9.125%	10/15/20		B3		614	680,005
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Containers & Packaging (cont’d.)
7.375%	10/15/17	(a)	Ba3		410	$448,950
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20		B3		915	1,008,787
Sr. Sec’d. Notes
5.000%	11/15/22		Ba3	EUR	260	330,366
Sr. Sec’d. Notes, 144A
4.875%	11/15/22		Ba3		200	197,500
7.375%	10/15/17	(a)	Ba3		200	218,750
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20		B3		946	972,015
Ball Corp.,
Gtd. Notes
6.750%	09/15/20		Ba1		110	121,275
7.375%	09/01/19		Ba1		333	368,797
Berry Plastics Corp.,
Sec’d. Notes
9.750%	01/15/21		Caa1		150	175,313
Crown Americas LLC/Crown Americas Capital Corp. III,
Gtd. Notes
6.250%	02/01/21		Ba2		404	441,370
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23		Ba2		84	81,480
Crown European Holdings SA (France),
Sr. Unsec’d. Notes
7.125%	08/15/18		Baa3	EUR	62	86,032
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		Ba3		256	259,200
Oi European Group BV (Netherlands),
Gtd. Notes
4.875%	03/31/21		Ba2	EUR	411	531,452
Pactiv LLC,
Sr. Unsec’d. Notes
7.950%	12/15/25		Caa2		463	439,850
Sealed Air Corp.,
Gtd. Notes, 144A
6.500%	12/01/20		B1		340	372,300
Tekni-Plex, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	06/01/19		B3		225	248,625

						7,189,727

Distribution/Wholesale — 0.3%
HD Supply, Inc.,
Gtd. Notes
11.500%	07/15/20		Caa1		630	746,550
Sec’d. Notes
11.000%	04/15/20		B3		890	1,079,125
Sr. Sec’d. Notes
8.125%	04/15/19		B1		1,036	1,170,680
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20	(a)	Caa1		1,949	2,051,323
VWR Funding, Inc.,
Gtd. Notes, 144A
7.250%	09/15/17		Caa1		50	52,937

						5,100,615

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services — 1.0%
Air Lease Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/16	(a)	NR		600	$622,500
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.250%	12/01/19		Ba3		223	243,627
6.750%	04/15/17		Ba3		240	264,000
American Express Co.,
Sr. Unsec’d. Notes
2.650%	12/02/22		A3		1,610	1,577,723
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18		B1		265	269,637
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
0.700%	02/26/16		A2		500	499,656
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		B3		255	250,219
Co-operative Group Holdings (United Kingdom),
Gtd. Notes
6.250%	07/08/26		BB+(d)	GBP	100	158,983
Credit Acceptance Corp.,
Sr. Sec’d. Notes
9.125%	02/01/17		B1		500	543,750
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24	(a)	A3		610	657,275
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class B Pass-Through Trust (Guernsey),
Sec’d. Notes, 144A
6.500%	05/30/21		Baa3		450	475,875
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.875%	01/15/15		Baa3		400	415,826
4.250%	09/20/22		Baa3		400	413,580
5.875%	08/02/21		Baa3		500	571,965
12.000%	05/15/15		Baa3		100	120,815
Gala Group Finance PLC (United Kingdom),
Sr. Sec’d. Notes
8.875%	09/01/18		B2	GBP	516	833,042
General Electric Capital Corp.,
Sr. Unsec’d. Notes
1.625%	07/02/15		A1		700	711,953
2.250%	11/09/15		A1		400	413,677
2.900%	01/09/17		A1		300	316,621
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32		A1		200	254,579
6.875%	01/10/39		A1		100	131,023
Sub. Notes, MTN
6.375%(c)	11/15/67		A2		100	106,000
General Motors Financial Co., Inc.,
Gtd. Notes
6.750%	06/01/18		Ba3		150	169,875
House of Fraser Funding PLC (United Kingdom),
Sr. Sec’d. Notes
8.875%	08/15/18		Caa1	GBP	380	600,489
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Gtd. Notes
8.000%	01/15/18		Ba3		2,305	$2,466,350
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	09/01/14		Ba2		200	213,000
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	04/01/20		B1		410	417,175
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	01/20/23		Baa3		625	661,735
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.125%	02/26/16		A2		800	801,614
3.200%	01/25/23		A2		600	599,029
3.250%	09/23/22		A2		400	399,382
3.450%	03/01/16		A2		600	637,900
4.350%	08/15/21		A2		400	441,270
5.600%	07/15/41		A2		300	356,810
Lehman Brothers Escrow,
Sr. Unsec’d. Notes(i)
— %(s)	01/01/40		NR		435	116,363
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(i)
4.750%	01/16/14		NR	EUR	415	151,611
5.268%	02/05/14		NR	EUR	900	325,911
5.375%	10/17/13		NR	EUR	50	18,266
Nuveen Investments, Inc.,
Sr. Unsec’d. Notes, 144A
9.125%	10/15/17		Caa2		696	718,620
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	02/15/20		Ba3		180	198,000
SLM Corp.,
Sr. Unsec’d. Notes, MTN
4.625%	09/25/17		Ba1		400	415,501
6.000%	01/25/17		Ba1		100	108,750
7.250%	01/25/22		Ba1		200	223,500
UPCB Finance II Ltd. (Cayman Islands),
Sr. Sec’d. Notes
6.375%	07/01/20		Ba3	EUR	360	489,156

						20,382,633

Electric — 1.1%
AES Corp. (The),
Sr. Unsec’d. Notes
9.750%	04/15/16		Ba3		130	155,025
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.250%	10/15/17		B1		183	193,980
7.500%	02/15/21	(a)	B1		347	380,833
7.875%	01/15/23	(a)	B1		1,778	1,973,580
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42		A3		200	205,775
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42		Baa2		400	386,624
4.450%	03/15/21		Baa2		500	570,708

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
DPL, Inc.,
Sr. Unsec’d. Notes
6.500%	10/15/16		Ba1	203	$214,165
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19		Baa2	500	588,371
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sec’d. Notes, 144A
11.750%	03/01/22		B3	1,065	1,224,750
Sr. Sec’d. Notes
10.000%	12/01/20		B2	4,369	4,953,354
Sr. Sec’d. Notes, 144A
6.875%	08/15/17	(a)	B2	860	905,150
10.000%	12/01/20		B-(d)	315	354,375
Sr. Unsec’d. Notes, 144A
11.250%	12/01/18	(a)	B3	779	753,683
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41		Baa2	300	330,092
Florida Power Corp.,
First Mortgage
3.850%	11/15/42		A2	400	380,949
GenOn REMA LLC,
Pass-Through Certificates
9.237%	07/02/17		B1	539	594,368
9.681%	07/02/26		B1	600	655,500
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		Baa1	200	248,583
6.500%	09/15/37		Baa1	250	324,560
Mirant Mid Atlantic Pass-Through Trust B,
Pass-Through Certificates
9.125%	06/30/17		Ba1	227	254,155
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42		A3	300	300,491
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18		B1	245	278,687
7.875%	05/15/21		B1	460	511,750
Gtd. Notes, 144A
6.625%	03/15/23	(a)	B1	239	253,340
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	05/01/32		Baa3	100	130,561
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21		A3	400	423,065
3.750%	08/15/42		A3	400	369,123
Peco Energy Co.,
First Mortgage
2.375%	09/15/22		A1	1,000	1,001,342
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		Baa2	100	101,895
4.400%	01/15/21		Baa2	500	559,329
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21		Baa1	250	269,206

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
SCANA Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/22	Baa3		50	$52,513
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21	Baa3		100	110,932
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	Baa1		100	111,578
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	A3		500	501,707

					20,624,099

Electrical Equipment — 0.1%
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22	Ba2		330	338,250
Sr Sub. Notes
5.500%	04/15/23	Ba2	EUR	140	179,011
General Cable Corp.,
Gtd. Notes, 144A
5.750%	10/01/22	B1		560	571,200

					1,088,461

Electronic Components & Equipment — 0.1%
313 Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	12/01/19	B1		969	961,733
Sr. Unsec’d. Notes, 144A
8.750%	12/01/20	Caa1		502	507,647
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	09/15/20	B3		480	498,000
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
8.250%	03/15/18	Ba1		195	234,487
Techem GmbH (Germany),
Sr. Sec’d. Notes
6.125%	10/01/19	Ba3	EUR	300	411,475

					2,613,342

Entertainment & Leisure — 0.3%
Carlson Wagonlit BV (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	06/15/19	B1		200	208,500
Cinemark USA, Inc.,
Gtd. Notes
8.625%	06/15/19	B2		140	154,525
Gtd. Notes, 144A
5.125%	12/15/22	B2		156	156,780
Cirsa Funding Luxembourg SA (Luxembourg),
Gtd. Notes
8.750%	05/15/18	B3	EUR	498	624,000
Diamond Resorts Corp.,
Sr. Sec’d. Notes
12.000%	08/15/18	B3		800	884,000
Isle of Capri Casinos, Inc.,
Gtd. Notes, 144A
5.875%	03/15/21	B2		148	148,000

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Entertainment & Leisure (cont’d.)
Mattel, Inc.,
Sr. Unsec’d. Notes
2.500%	11/01/16		Baa1		50	$52,137
3.150%	03/15/23		Baa1		625	628,698
4.350%	10/01/20		Baa1		200	219,564
NAI Entertainment Holdings LLC,
Sr. Sec’d. Notes, 144A
8.250%	12/15/17		B1		292	316,820
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	02/01/25		B3		200	196,500
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21		B3		595	595,744
WMG Acquisition Corp.,
Gtd. Notes
11.500%	10/01/18		B3		387	454,241
Sr. Sec’d. Notes, 144A
6.000%	01/15/21		Ba2		224	234,640

						4,874,149

Environmental Control — 0.1%
ADS Waste Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	10/01/20		Caa1		505	544,137
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19		Caa1		34	32,385
Covanta Holding Corp.,
Sr. Unsec’d. Notes
6.375%	10/01/22		Ba3		510	555,089
Tervita Corp. (Canada),
Sr. Sec’d. Notes, 144A
8.000%	11/15/18		B2		418	432,108

						1,563,719

Foods — 0.2%
ARAMARK Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/20		B3		740	756,650
Bakkavor Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes
8.250%	02/15/18		B2	GBP	320	500,813
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22		Baa2		300	302,212
7.000%	10/01/28		Baa2		200	255,900
7.125%	10/01/26		Baa2		100	127,639
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19	(a)	Caa1		63	65,363
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes
11.625%	05/01/14		Ba3		50	55,375
Kellogg Co.,
Sr. Unsec’d. Notes
2.750%	03/01/23		Baa1		600	602,109
Mondelez International, Inc.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
4.125%	02/09/16		Baa2		600	$653,185
6.500%	02/09/40		Baa2		200	259,715
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22		B1		265	289,844
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22		B1		236	257,240

						4,126,045

Gaming
Isle of Capri Casinos, Inc.,
Gtd. Notes
7.750%	03/15/19		B2		35	38,063

Health Services
WellPoint, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/16		Baa2		400	445,327

Healthcare Products — 0.5%
Biomet, Inc.,
Gtd. Notes, 144A
6.500%	08/01/20		B3		901	956,186
6.500%	10/01/20	(a)	Caa1		1,813	1,863,991
Covidien International Finance SA (Luxembourg),
Gtd. Notes
3.200%	06/15/22		Baa1		1,300	1,355,949
6.550%	10/15/37		Baa1		450	609,262
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18		Caa1		530	540,600
9.875%	04/15/18		Caa1		330	362,175
Sec’d. Notes
8.750%	03/15/18	(a)	B3		468	521,820
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20		B2		910	968,013
Kinetic Concepts, Inc./KCI USA, Inc.,
Gtd. Notes
12.500%	11/01/19		Caa1		80	79,100
Ontex IV SA (Luxembourg),
Bonds
7.500%	04/15/18		B1	EUR	100	133,313
Gtd. Notes
9.000%	04/15/19		Caa1	EUR	208	276,624
Teleflex, Inc.,
Gtd. Notes
6.875%	06/01/19		B1		350	378,875

						8,045,908

Healthcare Providers & Services — 0.8%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19		B1		105	112,875
Care UK Health & Social Care PLC (United Kingdom),
Sr. Sec’d. Notes
9.750%	08/01/17		B3	GBP	180	280,340
CHS Community Health Systems, Inc.,

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare Providers & Services (cont’d.)
Gtd. Notes
7.125%	07/15/20		B3		1,043	$1,131,655
Sr. Sec’d. Notes
5.125%	08/15/18		Ba3		220	230,450
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.750%	08/15/22		B2		481	499,639
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes
6.875%	07/15/17		Ba2		669	766,005
Fresenius US Finance II, Inc.,
Gtd. Notes, 144A
9.000%	07/15/15		Ba1		270	309,150
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		B3		230	245,237
HCA, Inc.,
Sr. Sec’d. Notes
4.750%	05/01/23		Ba3		329	327,355
5.875%	03/15/22		Ba3		110	118,525
6.500%	02/15/20		Ba3		3,232	3,646,100
7.250%	09/15/20	(a)	Ba3		1,900	2,101,875
7.875%	02/15/20		Ba3		85	93,925
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19		Caa1		350	367,937
INC Research LLC,
Sr. Notes, 144A
11.500%	07/15/19		Caa2		597	640,283
Priory Group No. 3 PLC (United Kingdom),
Sr. Sec’d. Notes
7.000%	02/15/18		B2	GBP	557	873,843
Symbion, Inc.,
Sr. Sec’d. Notes
8.000%	06/15/16		B2		180	190,350
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18	(a)	Ba3		678	752,580
8.875%	07/01/19		Ba3		808	909,000
Sr. Sec’d. Notes, 144A
4.500%	04/01/21	(a)	Ba3		283	277,340
Sr. Unsec’d. Notes
6.750%	02/01/20		B3		320	344,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes
7.750%	02/01/19		B3		250	267,500
8.000%	02/01/18		B3		376	399,970
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes
6.500%	08/01/18		B2	GBP	150	231,907

						15,117,841

Holding Companies–Diversified — 0.1%
Co-Operative Group Ltd. (United Kingdom),
Gtd. Notes
5.625%	07/08/20		BB+(d)	GBP	180	281,761
Odeon & UCI Finco PLC (United Kingdom),
Sr. Sec’d. Notes
9.000%	08/01/18		B3	GBP	130	210,369

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Holding Companies–Diversified (cont’d.)
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		Caa1		556	$581,020

						1,073,150

Home Builders — 0.4%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Unsec’d. Notes, 144A
6.875%	02/15/21		Caa1		256	259,840
Beazer Homes USA, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/18	(a)	B2		455	491,400
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20		B2		420	449,400
DR Horton, Inc.,
Gtd. Notes
4.375%	09/15/22		Ba2		320	314,400
K Hovnanian Enterprises, Inc.,
Sec’d. Notes, 144A
9.125%	11/15/20		Caa2		90	100,237
Sr. Sec’d. Notes, 144A
7.250%	10/15/20		B3		685	758,637
KB Home,
Gtd. Notes
7.500%	09/15/22		B2		256	287,360
Lennar Corp.,
Gtd. Notes, 144A
4.750%	11/15/22		Ba3		420	411,600
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		Baa3		400	396,619
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		B1		100	111,375
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33		B1		150	150,750
Ryland Group, Inc. (The),
Gtd. Notes
6.625%	05/01/20		B1		190	207,100
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Sec’d. Notes
8.625%	05/15/19		B2		1,415	1,588,337
Standard Pacific Corp.,
Gtd. Notes
8.375%	01/15/21		B3		1,945	2,302,394
10.750%	09/15/16	(a)	B3		455	564,200
William Lyon Homes, Inc.,
Gtd. Notes, 144A
8.500%	11/15/20		Caa2		310	337,900

						8,731,549

Home Furnishings
DFS Furniture Holdings PLC (United Kingdom),
Sr. Sec’d. Notes
7.625%	08/15/18		B2	GBP	100	153,427
Whirlpool Corp.,
Notes, MTN

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Home Furnishings (cont’d.)
3.700%	03/01/23		Baa3		500	$509,603

						663,030

Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co., Inc.,
Sec’d. Notes
10.000%	12/15/18		CCC(d)		956	651,275
Sr. Sec’d. Notes
8.500%	02/15/20		B3		236	233,050
Sr. Sec’d. Notes, 144A
9.000%	02/15/20		B3		71	71,444
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22		Baa3		140	155,400
Eldorado Resorts LLC/Eldorado Capital Corp.,
Sr. Sec’d. Notes, 144A
8.625%	06/15/19		B2		70	69,037
MCE Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
5.000%	02/15/21		B1		569	574,690
MGM Resorts International,
Gtd. Notes
7.500%	06/01/16		B3		181	200,457
7.625%	01/15/17		B3		106	117,660
8.625%	02/01/19	(a)	B3		22	25,630
MTR Gaming Group, Inc.,
Sec’d. Notes
11.500%	08/01/19		Caa1		116	119,909
Station Casinos LLC,
Gtd. Notes, 144A
7.500%	03/01/21		Caa1		1,057	1,086,067
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
3.900%	03/01/23		Baa3		600	601,962
4.250%	03/01/22		Baa3		250	261,831

						4,168,412

Household Products/Wares — 0.1%
Libbey Glass, Inc.,
Sr. Sec’d. Notes
6.875%	05/15/20		B2		220	237,325
Mead Products LLC/ACCO Brands Corp.,
Gtd. Notes, 144A
6.750%	04/30/20		B1		55	58,713
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.375%	11/15/20		B3		213	228,709
6.625%	11/15/22		B3		190	206,150
Spectrum Brands, Inc.,
Gtd. Notes
6.750%	03/15/20		B3		67	72,276
Sr. Sec’d. Notes
9.500%	06/15/18		Ba3		525	594,563
Zobele Holding SpA (Italy),
Sr. Sec’d. Notes
7.875%	02/01/18		B2	EUR	110	145,587

						1,543,323

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Insurance — 0.3%
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.200%	01/15/42	A3		600	$690,814
American International Group, Inc.,
Sr. Unsec’d. Notes
6.400%	12/15/20	Baa1		200	247,689
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20	Caa2		877	901,117
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.900%	01/31/17	Aa2		200	206,318
2.200%	08/15/16	Aa2		200	209,595
3.000%	02/11/23	Aa2		600	608,758
Chubb Corp. (The),
Sr. Unsec’d. Notes
5.750%	05/15/18	A2		700	850,800
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	10/01/20	Ba3		282	296,805
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22	Baa3		225	255,419
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23	Baa2		250	250,949
5.350%	06/01/21	Baa2		100	114,181
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
9.250%	04/15/19	Baa2		100	134,224
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	A3		100	101,635
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39	Baa2		100	131,832
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	11/01/20	A2		700	785,803
Willis Group Holdings PLC (Ireland),
Gtd. Notes
4.125%	03/15/16	Baa3		100	106,252
XLIT Ltd. (Cayman Islands),
Gtd. Notes
5.750%	10/01/21	Baa2		300	356,285

					6,248,476

Internet Software & Services
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	11/29/17	Baa1		400	397,928
Cerved Technologies SpA (Italy),
Sr Sub. Notes
8.000%	01/15/21	B3	EUR	100	123,725
Sr. Sec’d. Notes
6.375%	01/15/20	B2	EUR	100	126,955
Interface Security Systems Holdings, Inc./Interface Security Systems LLC,
Sr. Sec’d. Notes, 144A

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Internet Software & Services (cont’d.)
9.250%	01/15/18		B3		171	$176,557

						825,165

Lodging
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
5.000%	04/15/21		B1		210	210,000

Machinery
Rexel SA (France),
Sr. Unsec’d. Notes
5.125%	06/15/20		Ba3	EUR	295	383,819

Machinery & Equipment — 0.1%
Dematic SA/DH Services Luxembourg Sarl (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20		Caa1		96	99,840
Flowserve Corp.,
Gtd. Notes
3.500%	09/15/22		Baa3		100	101,109
Manitowoc Co. Inc. (The),
Gtd. Notes
5.875%	10/15/22		B3		485	509,250
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19		Baa2		600	726,766
Terex Corp.,
Gtd. Notes
6.000%	05/15/21		B3		480	505,200

						1,942,165

Manufacturing — 0.1%
Bombardier, Inc. (Canada),
Sr. Notes, 144A
4.250%	01/15/16		Ba2		690	715,875
Danaher Corp.,
Sr. Unsec’d. Notes
2.300%	06/23/16		A2		50	52,456
Eaton Corp.,
Gtd. Notes, 144A
0.950%	11/02/15		Baa1		400	401,877
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42		Aa3		500	501,273
SPX Corp.,
Gtd. Notes
6.875%	09/01/17		Ba2		100	111,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
8.750%	02/01/19	(a)	B1		463	458,370
Tyco Electronics Group SA (Luxembourg),
Gtd. Notes
6.550%	10/01/17		Baa2		200	239,167

						2,480,268

Media — 0.9%
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22		B1		244	242,780
7.750%	07/15/21	(a)	B1		265	300,113
Cablevision Systems Corp.,

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Sr. Unsec’d. Notes
5.875%	09/15/22	(a)	B1		495	$489,431
CC Holdings GS V LLC,
Sr. Sec’d. Notes, 144A
3.849%	04/15/23		Baa3		750	755,597
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	(a)	B1		755	732,350
5.250%	09/30/22		B1		540	530,550
Cengage Learning Acquisitions, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/15/20		Caa2		356	267,000
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/19	(a)	Caa1		581	558,486
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
7.625%	03/15/20		B3		649	677,394
Gtd. Notes, 144A
6.500%	11/15/22		B1		2,205	2,318,863
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22		A3		500	511,585
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.500%	03/01/16		Baa2		800	849,545
Discovery Communications LLC,
Gtd. Notes
3.250%	04/01/23		Baa2		125	126,825
3.700%	06/01/15		Baa2		500	529,715
4.950%	05/15/42		Baa2		500	514,059
DISH DBS Corp.,
Gtd. Notes
5.875%	07/15/22		Ba2		650	681,687
Sr. Unsec’d. Notes, 144A
5.000%	03/15/23		Ba2		685	673,869
Harron Communications LP/Harron Finance Corp.,
Sr. Notes, 144A
9.125%	04/01/20		Caa1		230	255,300
IAC/InterActiveCorp,
Gtd. Notes, 144A
4.750%	12/15/22		Ba1		264	258,060
McClatchy Co.(The),
Sr. Sec’d. Notes, 144A
9.000%	12/15/22		B1		300	325,500
MDC Partners, Inc. (Canada),
Gtd. Notes, 144A
6.750%	04/01/20		B3		180	181,800
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18		B3		180	181,350
Nara Cable Funding Ltd. (Ireland),
Sr. Sec’d. Notes
8.875%	12/01/18		B1	EUR	200	268,548
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19		A3		400	401,107
Jr. Sub. Notes, 144A
5.250%	12/19/49		Baa3		100	101,010

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
2.100%	04/01/14		A3		500	$506,925
News America, Inc.,
Gtd. Notes
4.500%	02/15/21		Baa1		200	225,522
5.300%	12/15/14		Baa1		300	322,820
6.150%	02/15/41		Baa1		300	359,238
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
7.750%	10/15/18		B2		523	580,530
ProQuest LLC/ProQuest Notes Co.,
Gtd. Notes, 144A
9.000%	10/15/18		Caa1		132	131,010
Scripps Networks Interactive, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/16		Baa1		200	210,496
Time Warner Cable, Inc.,
Gtd. Notes
6.750%	06/15/39		Baa2		100	118,012
Truven Health Analytics, Inc.,
Sr. Unsec’d. Notes, 144A
10.625%	06/01/20		Caa1		270	307,463
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
5.750%	01/15/23		Ba3	EUR	690	891,113
7.500%	03/15/19		Ba3	EUR	380	529,726
Sr. Sec’d. Notes, 144A
5.500%	01/15/23		Ba3		355	364,763
Unitymedia KabelBW GmbH (Germany),
Sec’d. Notes
9.500%	03/15/21		B3	EUR	140	205,033
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/22		B2		353	381,240
Viacom, Inc.,
Sr. Unsec’d. Notes
4.375%	09/15/14		Baa1		200	210,298

						18,076,713

Medical Supplies & Equipment
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes
10.500%	11/01/18		B3		456	493,620
St Jude Medical, Inc.,
Sr. Unsec’d. Notes
3.250%	04/15/23		Baa1		400	401,707

						895,327

Metals & Mining — 0.9%
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.250%	02/25/15		Ba1		168	173,670
4.250%	08/05/15	(a)	Ba1		910	945,809
4.250%	03/01/16	(a)	Ba1		210	217,653
5.000%	02/25/17		Ba1		471	492,901
6.000%	03/01/21	(a)	Ba1		67	70,441
6.125%	06/01/18		Ba1		962	1,038,960
6.750%	02/25/22	(a)	Ba1		332	362,831

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
7.250%	03/01/41		Ba1		262	$260,690
7.500%	10/15/39		Ba1		69	70,897
9.500%	02/15/15		Ba1		307	346,910
CONSOL Energy, Inc.,
Gtd. Notes
8.250%	04/01/20		B1		1,220	1,351,150
Eco-Bat Finance PLC (United Kingdom),
Gtd. Notes
7.750%	02/15/17		B1	EUR	280	370,422
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.000%	04/01/17	(a)	B1		822	844,605
6.375%	02/01/16	(a)	B1		674	694,856
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	03/15/18		Baa3		300	301,253
Global Brass and Copper, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	06/01/19		B3		230	254,725
Kaiser Aluminum Corp.,
Gtd. Notes
8.250%	06/01/20		Ba3		170	190,400
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.000%	04/15/20		B2		110	118,250
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22		B2		305	319,487
New World Resources NV (Netherlands),
Sr. Notes
7.875%	01/15/21		B3	EUR	330	380,711
Sr. Sec’d. Notes
7.875%	05/01/18		Ba3	EUR	50	64,631
Novelis, Inc. (Canada),
Gtd. Notes
8.750%	12/15/20		B2		2,801	3,158,127
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18		Ba1		932	990,250
6.250%	11/15/21	(a)	Ba1		1,008	1,048,320
7.875%	11/01/26		Ba1		395	422,650
Precision Castparts Corp.,
Sr. Unsec’d. Notes
2.500%	01/15/23		A2		275	271,714
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.250%	09/20/16		A3		250	259,350
Steel Dynamics, Inc.,
Gtd. Notes, 144A
6.375%	08/15/22	(a)	Ba2		815	880,200
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19		B3		85	85,638
Vedanta Resources PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
8.250%	06/07/21		Ba3		400	456,000
Walter Energy, Inc.,
Gtd. Notes, 144A
9.875%	12/15/20		B3		137	148,645
Xstrata Financial Canada Ltd. (Canada),

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Gtd. Notes, 144A
6.000%	11/15/41		Baa2	150	$158,276

					16,750,422

Oil, Gas & Consumable Fuels — 2.4%
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20		Ba3	130	141,375
Aurora USA Oil & Gas, Inc.,
Gtd. Notes, 144A
9.875%	02/15/17		Caa1	543	595,943
Sr. Unsec’d. Notes, 144A
7.500%	04/01/20		Caa1	110	111,100
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.200%	03/11/16		A2	200	213,047
3.561%	11/01/21		A2	150	159,249
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22		B3	150	160,500
Calfrac Holdings LP,
Gtd. Notes, 144A
7.500%	12/01/20		B1	484	485,815
Carrizo Oil & Gas, Inc.,
Gtd. Notes
7.500%	09/15/20		B3	215	229,513
8.625%	10/15/18		B3	205	224,475
Chaparral Energy, Inc.,
Gtd. Notes
7.625%	11/15/22		B3	160	174,800
Chesapeake Energy Corp.,
Gtd. Notes
5.750%	03/15/23		Ba3	961	974,214
6.125%	02/15/21	(a)	Ba3	180	191,475
6.625%	08/15/20	(a)	Ba3	705	770,213
6.875%	11/15/20		Ba3	125	136,250
7.250%	12/15/18		Ba3	250	283,750
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		Aa1	600	595,671
Cie Generale de Geophysique - Veritas (France),
Gtd. Notes
6.500%	06/01/21		Ba3	1,055	1,107,750
Concho Resources, Inc.,
Gtd. Notes
5.500%	10/01/22		B1	53	55,120
6.500%	01/15/22		B1	462	503,580

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
7.000%	01/15/21		B1	125	$137,500
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39		A1	100	133,723
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29		A1	100	135,094
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22		Ba2	172	182,750
8.250%	10/01/19		Ba2	335	372,687
CVR Refining LLC/Coffeyville Finance, Inc.,
Sec’d. Notes, 144A
6.500%	11/01/22		B2	385	393,663
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		B1	867	836,655
Energy XXI Gulf Coast, Inc.,
Gtd. Notes
7.750%	06/15/19		B3	575	616,687
9.250%	12/15/17		B3	275	310,750
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	(a)	B2	190	209,950
Sr. Sec’d. Notes
6.875%	05/01/19		Ba3	490	536,550
FMC Technologies, Inc.,
Sr. Unsec’d. Notes
3.450%	10/01/22		Baa2	500	507,582
FTS International Services LLC/FTS International Bonds, Inc.,
Gtd. Notes, 144A
8.125%	11/15/18		Ba3	943	987,793
Halcon Resources Corp.,
Gtd. Notes, 144A
8.875%	05/15/21		B3	448	482,720
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Notes, 144A
7.625%	04/15/21		Ba3	1,635	1,798,500
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.875%	04/01/20		Ba3	225	232,875
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.950%	04/15/22		Baa2	1,300	1,390,808
6.800%	09/15/37		Baa2	200	258,918
Key Energy Services, Inc.,
Gtd. Notes
6.750%	03/01/21		B1	40	41,700
Kodiak Oil & Gas Corp. (Canada),
Gtd. Notes
8.125%	12/01/19		B3	310	350,300
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22		B3	270	295,650
9.500%	02/15/19		B3	735	830,550
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/21		B2	260	278,850
8.625%	04/15/20		B2	80	88,200

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Gtd. Notes, 144A
6.250%	11/01/19	(a)	B2	1,155	$1,180,987
Marathon Oil Corp.,
Sr. Unsec’d. Notes
0.900%	11/01/15		Baa2	600	598,537
6.600%	10/01/37		Baa2	100	125,934
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		Baa2	500	621,686
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.500%	03/15/21	(a)	B1	2,775	2,955,375
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
2.600%	12/01/22		A2	200	198,658
Newfield Exploration Co.,
Sr Sub. Notes
6.875%	02/01/20		Ba2	775	831,187
Sr. Unsec’d. Notes
5.625%	07/01/24		Ba1	78	80,535
Noble Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	03/01/19		Baa2	300	391,254
Northern Oil and Gas, Inc.,
Gtd. Notes
8.000%	06/01/20		Caa1	225	235,687
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21		B3	165	179,850
6.875%	01/15/23		B3	170	187,000
7.250%	02/01/19		B3	220	238,700
Offshore Group Investment Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.125%	04/01/23		B3	477	487,733
Oil States International, Inc.,
Gtd. Notes
6.500%	06/01/19		Ba3	646	691,220
Gtd. Notes, 144A
5.125%	01/15/23		Ba3	190	190,000
PDC Energy, Inc.,
Gtd. Notes, 144A
7.750%	10/15/22		B3	325	344,500
PetroBakken Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.625%	02/01/20		Caa1	431	439,620
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21		A3	500	539,497
6.750%	01/27/41		A3	100	113,029
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		Baa1	600	664,500
5.500%	01/21/21		Baa1	100	114,750
Petroleum Geo-Services ASA (Norway),
Gtd. Notes, 144A
7.375%	12/15/18		Ba2	530	580,350
Phillips 66,
Gtd. Notes
4.300%	04/01/22		Baa1	400	439,105
Plains Exploration & Production Co.,
Gtd. Notes
6.875%	02/15/23		B1	818	926,385

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
7.625%	06/01/18		B1	270	$282,150
7.625%	04/01/20		B1	40	45,100
Precision Drilling Corp. (Canada),
Gtd. Notes
6.500%	12/15/21	(a)	Ba1	675	720,563
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	(a)	Ba1	150	153,750
5.375%	10/01/22		Ba1	233	241,737
6.875%	03/01/21		Ba1	905	1,029,437
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22		Ba3	212	216,240
5.750%	06/01/21	(a)	Ba3	1,487	1,594,807
6.750%	08/01/20		Ba3	118	129,800
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16		B1	3,300	3,646,500
Sr. Sec’d. Notes, 144A
6.500%	11/01/20		B1	410	431,525
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	02/15/23		B2	795	824,813
8.750%	01/15/20		B2	58	62,495
Seadrill Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
5.625%	09/15/17		NR	2,271	2,293,710
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21	(a)	B1	890	972,325
6.500%	01/01/23		B1	100	109,500
6.625%	02/15/19		B1	160	171,600
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42		Aa3	650	631,870
Vanguard Natural Resources LLC/VNR Finance Corp.,
Gtd. Notes
7.875%	04/01/20		B3	190	203,775
Walter Energy, Inc.,
Gtd. Notes, 144A
8.500%	04/15/21		B3	114	115,995
Western Refining, Inc.,
Gtd. Notes, 144A
6.250%	04/01/21		B2	184	188,140

					45,946,206

Paper & Forest Products — 0.1%
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20		Ba3	330	367,125
Boise Paper Holdings LLC/Boise Finance Co.,
Gtd. Notes
9.000%	11/01/17		Ba3	90	96,975
Clearwater Paper Corp.,
Gtd. Notes, 144A
4.500%	02/01/23		Ba2	220	215,600
Longview Fibre Paper & Packaging, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	06/01/16	(a)	B2	180	188,550
PH Glatfelter Co.,
Gtd. Notes
5.375%	10/15/20		Ba1	275	288,063

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Paper & Forest Products (cont’d.)
Sappi Papier Holding GmbH (Austria),
Sr. Sec’d. Notes, 144A
8.375%	06/15/19	Ba2		200	$222,000
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19	Caa1		295	302,375

					1,680,688

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Gtd. Notes, 144A
1.200%	11/06/15	Baa1		600	604,661
Sr. Unsec’d. Notes, 144A
2.900%	11/06/22	Baa1		275	275,248
Allergan, Inc.,
Sr. Unsec’d. Notes
1.350%	03/15/18	A3		325	326,165
3.375%	09/15/20	A3		200	215,224
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21	Baa2		500	534,458
4.875%	11/15/19	Baa2		500	580,425
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	09/18/42	A2		200	193,930
6.450%	09/15/37	A2		500	647,202
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22	A2		600	568,952
Capsugel Financeco SCA (Luxembourg),
Gtd. Notes, 144A
9.875%	08/01/19	Caa1	EUR	100	144,209
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.700%	03/15/18	Baa2		350	348,922
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.950%	11/15/37	A2		300	386,057
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
0.700%	03/18/16	A1		600	600,105
6.375%	05/15/38	A1		200	267,476
McKesson Corp.,
Sr. Unsec’d. Notes
5.700%	03/01/17	Baa2		500	584,561
6.000%	03/01/41	Baa2		300	386,492
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes
4.900%	11/01/19	Baa1		500	568,299
Mylan, Inc.,
Gtd. Notes, 144A
6.000%	11/15/18	Baa3		80	87,847
Omnicare, Inc.,
Gtd. Notes
7.750%	06/01/20	Ba3		2,092	2,316,890
Pfizer, Inc.,
Sr. Unsec’d. Notes
6.200%	03/15/19	A1		500	627,615
Sanofi (France),

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Sr. Unsec’d. Notes
2.625%	03/29/16	A1	400	$421,104
Sky Growth Acquisition Corp.,
Gtd. Notes, 144A
7.375%	10/15/20	Caa1	549	580,567
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.500%	07/15/16	B1	216	225,450
6.750%	08/15/21	B1	225	239,625
6.875%	12/01/18	B1	781	839,087
7.250%	07/15/22	B1	90	97,875
Sr. Notes, 144A
6.375%	10/15/20	B1	415	437,566
Zoetis, Inc.,
Sr. Unsec’d. Notes, 144A
1.150%	02/01/16	Baa2	400	401,066
3.250%	02/01/23	Baa2	125	126,760

				13,633,838

Pipelines — 0.6%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23	Ba3	820	809,750
5.875%	04/15/21	Ba3	605	641,300
6.125%	07/15/22	Ba3	320	343,200
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/23	B2	364	362,180
Crosstex Energy LP/Crosstex Energy Finance Corp.,
Gtd. Notes
8.875%	02/15/18	B2	105	113,663
DCP Midstream Operating LP,
Gtd. Notes
3.250%	10/01/15	Baa3	600	624,923
3.875%	03/15/23	Baa3	425	427,297
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
6.050%	06/01/41	Baa3	100	108,275
9.000%	04/15/19	Baa3	71	93,544
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43	Baa1	200	192,318
5.950%	02/01/41	Baa1	300	347,548
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes, 144A
5.750%	02/15/21	B1	80	82,600
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.500%	03/01/20	B1	110	116,875
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22	Baa2	400	425,001
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23	Ba3	105	102,769
5.500%	02/15/23	Ba3	138	144,555
6.250%	06/15/22	Ba3	254	273,685
ONEOK Partners LP,
Gtd. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
3.375%	10/01/22		Baa2		400	$397,300
6.850%	10/15/37		Baa2		100	123,849
8.625%	03/01/19		Baa2		200	264,914
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22		Baa2		500	531,019
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.000%	02/01/21		Baa2		400	462,706
5.150%	06/01/42		Baa2		250	272,600
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
6.875%	12/01/18		B1		145	158,050
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	02/01/21	(a)	Ba3		1,824	1,892,400
Sunoco Logistics Partners Operations LP,
Gtd. Notes
3.450%	01/15/23		Baa3		400	395,756
6.100%	02/15/42		Baa3		200	227,062
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.375%	08/01/22		Ba3		175	191,187
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	10/01/20		B1		99	104,445
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22		A3		500	487,390
3.800%	10/01/20		A3		400	438,518
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
7.500%	01/15/31		Baa3		200	245,510
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22		Baa2		600	593,368
4.000%	11/15/21		Baa2		100	104,758

						12,100,315

Real Estate — 0.4%
Country Garden Holdings Co. Ltd. (Cayman Islands),
Gtd. Notes, 144A
7.500%	01/10/23		Ba3		200	204,260
Crescent Resources LLC/Crescent Ventures, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	08/15/17		Caa1		750	821,250
IVG Finance BV (Netherlands),
Gtd. Notes
1.750%	03/29/17		NR	EUR	400	317,900
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.500%	11/15/20		B1		390	389,025
Realogy Group LLC,
Gtd. Notes
11.500%	04/15/17		Caa2		645	686,119
Sr. Sec’d. Notes, 144A
7.625%	01/15/20		B1		1,832	2,065,580
7.875%	02/15/19	(a)	Caa1		1,771	1,939,245

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate (cont’d.)
9.000%	01/15/20	(a)	Caa1	490	$569,625

					6,993,004

Real Estate Investment Trusts — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23		Baa3	975	967,013
4.625%	04/01/15		Baa3	300	319,907
4.700%	03/15/22		Baa3	400	434,712
5.050%	09/01/20		Baa3	200	222,020
5.900%	11/01/21		Baa3	200	234,342
Felcor Lodging LP,
Sr. Sec’d. Notes
6.750%	06/01/19		B2	396	429,660
Sr. Sec’d. Notes, 144A
5.625%	03/01/23		B2	176	179,300
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/22		Baa2	600	676,889
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.750%	10/15/23		Baa3	125	125,489
Simon Property Group LP,
Sr. Unsec’d. Notes
4.750%	03/15/42		A3	300	311,469
5.650%	02/01/20		A3	100	120,638
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
2.700%	04/01/20		Baa2	600	604,624

					4,626,063

Retail
CVS Caremark Corp.,
Sr. Unsec’d. Notes
6.125%	08/15/16		Baa2	400	467,058

Retail & Merchandising — 0.7%
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22		Baa3	500	513,945
Asbury Automotive Group, Inc.,
Gtd. Notes
8.375%	11/15/20		B3	185	207,200
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	03/15/19	(a)	B2	574	648,620
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.700%	12/15/19		A1	400	399,870
Dollar General Corp.,
Gtd. Notes
4.125%	07/15/17		Baa3	545	585,194
Dufry Finance SCA (Luxembourg),
Gtd. Notes, 144A
5.500%	10/15/20	(a)	Ba3	203	210,619
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21		Baa3	700	800,183
Home Depot, Inc. (The),
Sr. Unsec’d. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail & Merchandising (cont’d.)
5.875%	12/16/36		A3		700	$870,027
5.950%	04/01/41		A3		300	381,284
J. Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19	(a)	Caa1		195	209,625
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22		A2		800	816,778
3.700%	02/15/42		A2		400	389,585
Michaels Stores, Inc.,
Gtd. Notes
7.750%	11/01/18		B3		192	209,760
New Academy Finance Co. LLC/New Academy Finance Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.000%	06/15/18	(a)	Caa1		173	179,055
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21		Baa1		300	331,618
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21		Baa3		200	219,977
4.875%	01/14/21		Baa3		400	443,699
Party City Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/20	(a)	Caa1		486	533,385
Penske Automotive Group, Inc.,
Gtd. Notes, 144A
5.750%	10/01/22		B2		225	234,563
Punch Taverns Finance B Ltd. (Cayman Islands),
Sr. Sec’d. Notes
4.767%	06/30/33		Ba2	GBP	37	51,098
PVH Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22		Ba3		172	169,420
QVC, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	03/15/23		Ba2		225	227,460
7.125%	04/15/17		Ba2		125	129,454
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	(a)	Caa2		195	220,106
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.750%	06/01/22		Ba3		265	276,594
6.875%	11/15/19		Ba3		605	670,037
Unique Pub Finance Co. PLC (The) (United Kingdom),
Asset-Backed
6.542%	03/30/21		BBB-(d)	GBP	200	304,651
Walgreen Co.,
Sr. Unsec’d. Notes
5.250%	01/15/19		Baa1		400	466,017
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
2.800%	04/15/16		Aa2		300	319,118
5.625%	04/01/40		Aa2		100	124,569
5.625%	04/15/41		Aa2		625	781,727
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/19		Baa3		500	583,074

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail & Merchandising (cont’d.)
6.875%	11/15/37		Baa3		150	$195,704

						12,704,016

Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21		A1		200	209,845
Maxim Integrated Products, Inc.,
Sr. Unsec’d. Notes
3.375%	03/15/23		Baa1		600	604,266
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21	(a)	B3		380	394,250

						1,208,361

Shipbuilding
Huntington Ingalls Industries, Inc.,
Gtd. Notes
6.875%	03/15/18		Ba3		260	282,750
7.125%	03/15/21		Ba3		460	500,250

						783,000

Software Services
First Data Corp.,
Sr. Unsec’d. Notes, 144A
10.625%	06/15/21		Caa1		833	842,371

Storage — 0.1%
Algeco Scotsman Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
9.000%	10/15/18		B1	EUR	340	453,351
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20		B2		620	689,750

						1,143,101

Telecommunications — 1.8%
Alcatel-Lucent USA, Inc.,
Sr. Unsec’d. Notes
6.450%	03/15/29		CCC+(d)		192	147,840
6.500%	01/15/28		CCC+(d)		60	45,600
Alltel Corp.,
Sr. Unsec’d. Notes
7.000%	03/15/16		A-(d)		400	468,901
America Movil SAB de CV (Mexico),
Gtd. Notes
6.125%	03/30/40		A2		100	116,402
6.375%	03/01/35		A2		200	238,444
Sr. Unsec’d. Notes
4.375%	07/16/42		A2		200	184,333
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	08/15/16		A3		100	104,271
4.450%	05/15/21		A3		500	562,645
5.350%	09/01/40		A3		850	909,990
5.550%	08/15/41		A3		500	551,131
Avaya, Inc.,
Gtd. Notes, 144A
10.500%	03/01/21	(a)	Caa1		154	146,685
Sr. Sec’d. Notes, 144A

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
7.000%	04/01/19		B1		305	$298,137
Centurylink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20		Ba2		842	860,945
Consolidated Communications Finance Co.,
Gtd. Notes, 144A
10.875%	06/01/20		B3		245	278,075
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20	(a)	Caa1		600	598,500
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23		B1		1,070	1,088,725
Digicel Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20		Caa1		600	636,000
Digicel Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21		B1		1,605	1,596,975
8.250%	09/01/17		B1		534	564,705
DigitalGlobe, Inc.,
Gtd. Notes, 144A
5.250%	02/01/21		B1		585	581,344
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		Baa3		150	157,907
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, PIK
11.500%	02/04/17		Caa3		1,410	1,497,420
Sr. Unsec’d. Notes, 144A
6.750%	06/01/18		Caa3		1,365	1,405,950
7.750%	06/01/21		Caa3		1,410	1,434,675
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	06/01/19	(a)	Caa2		250	273,125
Level 3 Financing, Inc.,
Gtd. Notes
8.125%	07/01/19		B3		1,697	1,866,700
8.625%	07/15/20		B3		920	1,025,800
Gtd. Notes, 144A
7.000%	06/01/20		B3		340	356,150
Lynx I Corp.,
Sr. Sec’d. Notes
6.000%	04/15/21		Ba3	GBP	1,274	1,989,506
Sr. Sec’d. Notes, 144A
5.375%	04/15/21	(a)	Ba3		325	338,000
Lynx II Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	04/15/23		B2		200	209,500
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20		B1		449	469,205
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	(a)	Caa1		185	133,200
OTE PLC (United Kingdom),
Gtd. Notes, MTN
7.250%	02/12/15		Caa1	EUR	101	129,079
Phones4u Finance PLC (United Kingdom),

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes
9.500%	04/01/18	B3	GBP	583	$914,633
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21	Baa3		700	805,976
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	B3		1,057	1,080,783
Sprint Nextel Corp.,
Gtd. Notes, 144A
7.000%	03/01/20	Ba3		1,210	1,409,650
9.000%	11/15/18	Ba3		3,481	4,303,386
Sunrise Communications International SA (Luxembourg),
Sr. Sec’d. Notes
7.000%	12/31/17	Ba3	EUR	155	212,595
Telenet Finance V Luxembourg SCA (Luxembourg),
Sr. Sec’d. Notes
6.250%	08/15/22	B1	EUR	232	303,338
6.750%	08/15/24	B1	EUR	137	183,517
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22	B1		305	317,963
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.000%	11/01/16	A3		600	619,234
3.850%	11/01/42	A3		300	259,467
4.600%	04/01/21	A3		400	447,332
4.750%	11/01/41	A3		400	396,278
6.900%	04/15/38	A3		200	256,300
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
0.900%	02/19/16	A3		400	399,048
1.250%	09/26/17	A3		800	793,599
Windstream Corp.,
Gtd. Notes
7.500%	04/01/23	B1		93	98,580
7.875%	11/01/17	B1		252	287,910
Gtd. Notes, 144A
6.375%	08/01/23	B1		92	91,310

					34,446,764

Textiles
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23	Ba1		745	757,368

Tobacco — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21	Baa1		550	622,500
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.900%	11/15/21	A2		400	412,673
5.650%	05/16/18	A2		800	960,596
Reynolds American, Inc.,
Gtd. Notes
1.050%	10/30/15	Baa2		400	400,141
3.250%	11/01/22	Baa2		300	296,608

					2,692,518

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.000%	03/15/23	A3		600	$604,590
4.375%	09/01/42	A3		300	297,779
Gategroup Finance Luxembourg SA (Luxembourg),
Gtd. Notes
6.750%	03/01/19	B1	EUR	401	516,594
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes
6.375%	03/15/22	B1		110	114,400
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/16	Baa1		325	366,939
Watco Cos. LLC/Watco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23	B3		161	165,629

					2,065,931

TOTAL CORPORATE BONDS (cost $384,224,257)					397,211,661

FOREIGN GOVERNMENT BONDS — 0.2%
Italy Buoni Poliennali del Tesoro (Italy),
Bonds, TIPS
2.100%	09/15/16	Baa2	EUR	310	424,625
Sr. Unsec’d. Notes, TIPS
2.150%	09/15/14	Baa2	EUR	65	102,749
Panama Government International (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	Baa2		200	266,500
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41	Baa2		500	585,000
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	Baa3		300	335,550
7.375%	09/18/37	Baa3		100	143,000
Republic of Peru (Peru),
Sr. Unsec’d. Notes
6.550%	03/14/37	Baa2		200	271,000
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24	Baa1		100	107,000
United Mexican States (Mexico),
Sr. Unsec’d. Notes
6.050%	01/11/40	Baa1		100	123,750
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1		800	830,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,124,478)					3,189,174

MUNICIPAL BONDS — 0.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3		100	136,194
City of San Francisco CA Public Utilities Commission Water Revenue,
Revenue Bonds
6.000%	11/01/40	Aa3		200	249,062

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California (cont’d.)
Los Angeles Unified School District,
General Obligation Unlimited
5.750%	07/01/34	Aa2	150	$183,905
Metropolitan Water District of Southern California,
Revenue Bonds
6.947%	07/01/40	Aa1	200	248,916
State of California,
General Obligation Unlimited
7.550%	04/01/39	A1	400	577,920

				1,395,997

Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds
6.637%	04/01/57	A2	100	118,487

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3	100	123,516
State of Illinois,
General Obligation Unlimited
7.350%	07/01/35	A2	200	240,056

				363,572

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
7.414%	01/01/40	A3	200	292,164

New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3	200	199,800

Ohio
American Municipal Power, Inc.,
Revenue Bonds
7.834%	02/15/41	A3	100	139,612

Oregon
Oregon Department of Transportation,
Revenue Bonds
5.834%	11/15/34	Aa2	200	256,500

Texas — 0.1%
Dallas Area Rapid Transit,
Revenue Bonds
5.999%	12/01/44	Aa2	200	264,066
State of Texas,
General Obligation Unlimited
5.517%	04/01/39	Aaa	200	254,926

				518,992

TOTAL MUNICIPAL BONDS (cost $3,234,702)				3,285,124

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Arkle Master Issuer PLC (United Kingdom),
Series 2010-2A, Class 1A1, 144A
1.690%(c)	05/17/60	Aaa	950	954,224

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Alternative Loan Trust,
Series 2003-11, Class 4A1
4.750%	01/25/19	Baa2	380	$387,037
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	Ba3	403	405,419
Countrywide Alternative Loan Trust,
Series 2003-J1, Class 3A2
5.000%	10/25/18	Ba1	52	52,145
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19	BBB-(d)	196	201,440
GMAC Mortgage Corp. Loan Trust,
Series 2004-J5, Class A4
5.500%	01/25/35	A1	140	142,743
Holmes Master Issuer PLC (United Kingdom),
Series 2010-1A, Class A2, 144A
1.704%(c)	10/15/54	Aaa	810	815,180
Medallion Trust Series 2005-2G (Australia),
Series 2005-2G, Class A
0.329%(c)	08/22/36	Aa1	567	546,370
Morgan Stanley Capital I Trust 2005-Iq10,
Series 2005-IQ10, Class AJ
5.237%(c)	09/15/42	Baa1	190	202,374
Permanent Master Issuer PLC (United Kingdom),
Series 2011-1A, Class 1A1, 144A
1.690%(c)	07/15/42	Aaa	300	302,663
Superannuation Members Home Loans Global Fund (Australia),
Series 8, Class A1
0.445%(c)	01/12/37	Aaa	1,305	1,303,223

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $5,307,061)				5,312,818

U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.5%
Federal Home Loan Mortgage Corp.
0.875%	03/07/18		873	871,273
2.500%	TBA		2,000	2,070,625
3.000%	03/01/27-03/01/43		3,908	4,066,292
3.000%	TBA		500	513,438
3.249%(c)	08/01/41		504	530,632
3.500%	03/01/32-11/01/42		3,889	4,113,456
3.500%	TBA		500	526,152
4.000%	12/01/40		1,434	1,524,132
4.000%	TBA		1,000	1,061,875
4.000%	TBA		2,500	2,657,031
4.500%	05/01/36-01/01/42		6,208	6,725,930
4.500%	TBA		1,000	1,064,648
5.000%	01/01/37-03/01/38		1,384	1,491,465
5.000%	TBA		1,000	1,070,469
5.000%	TBA		2,000	2,150,938
5.500%	06/01/35-08/01/38		1,443	1,567,399
5.500%	TBA		2,000	2,165,859
6.000%	09/01/36		818	895,899
Federal National Mortgage Assoc.
0.500%	03/30/16		2,000	2,002,302

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
0.650%	03/28/16	2,500	$2,502,720
0.875%	10/26/17	2,000	2,002,676
2.500%	TBA	3,000	3,112,031
2.500%	TBA	500	495,625
2.512%(c)	08/01/42	452	473,720
2.776%(c)	08/01/41	801	837,733
3.000%	01/01/27-11/01/42	2,854	2,996,247
3.000%	TBA	1,014	1,065,595
3.500%	10/01/26-01/01/43	18,876	20,049,888
3.500%	TBA	500	530,000
3.500%	TBA	43,000	45,405,313
4.000%	05/01/26-10/01/42	11,408	12,271,555
4.000%	TBA	1,500	1,604,707
4.500%	07/01/41-02/01/42	7,690	8,318,166
4.500%	TBA	1,500	1,613,613
4.500%	TBA	41,300	44,494,299
5.000%	12/01/39-05/01/41	6,063	6,630,134
5.000%	TBA	1,600	1,726,188
5.000%	TBA	11,200	12,132,749
5.500%	04/01/36-08/01/37	1,794	1,974,793
5.500%	TBA	1,300	1,417,813
6.000%	03/01/34	5,822	6,616,681
Government National Mortgage Assoc.
3.000%	TBA	500	522,656
3.000%	TBA	3,000	3,133,594
3.500%	04/20/42-11/20/42	3,814	4,083,470
3.500%	TBA	1,000	1,075,625
3.500%	TBA	1,000	1,069,219
4.000%	12/15/40-05/20/42	3,562	3,877,891
4.000%	TBA	400	435,953
4.500%	01/20/41-04/20/41	2,178	2,404,601
4.500%	TBA	3,000	3,279,844
4.500%	TBA	1,500	1,641,797
5.000%	10/20/39	1,301	1,444,207
5.000%	TBA	2,000	2,175,000
5.000%	TBA	1,000	1,090,469
5.500%	TBA	2,000	2,189,062
6.000%	09/20/38-10/20/38	1,363	1,527,973
Tennessee Valley Authority
5.880%	04/01/36	180	246,235

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $244,843,918)			245,539,657

U.S. TREASURY OBLIGATIONS — 9.4%
U.S. Treasury Bonds
2.750%	08/15/42-11/15/42	365	338,492
3.125%	02/15/42-02/15/43	185	185,409
4.750%	02/15/41	1	1,328
6.250%	05/15/30	2,749	4,151,419
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-01/15/23	13,107	14,397,246
0.500%	04/15/15	2,510	2,800,678
0.625%	07/15/21-02/15/43	632	638,231
0.750%	02/15/42	1,418	1,507,540
1.125%	01/15/21	615	762,946
1.250%	04/15/14-07/15/20	1,475	1,683,539
1.375%	01/15/20	430	545,236
1.625%	01/15/15-01/15/18	395	507,535
1.750%	01/15/28	1,200	1,675,998

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
1.875%	07/15/13-07/15/19		1,195	$1,545,550
2.000%	01/15/14-01/15/16		2,685	3,461,961
2.000%	01/15/26	(k)	460	694,305
2.125%	01/15/19-02/15/41		1,678	2,469,273
2.375%	01/15/25-01/15/27		2,840	4,587,307
2.500%	07/15/16-01/15/29		2,034	2,854,763
3.375%	04/15/32		100	208,511
3.625%	04/15/28		760	1,688,384
3.875%	04/15/29		1,000	2,274,859
U.S. Treasury Notes
0.250%	12/15/14		1	1,000
0.875%	04/30/17		52,973	53,606,186
1.000%	08/31/19		521	517,418
1.375%	09/30/18		50,418	51,772,984
1.750%	03/31/14		19,001	19,298,632
2.000%	02/15/23		1,545	1,564,554
2.625%	12/31/14		4,900	5,103,850
3.500%	02/15/18		3,075	3,481,478
4.250%	08/15/15	(k)	962	1,051,962

TOTAL U.S. TREASURY OBLIGATIONS (cost $182,664,148)				185,378,574

TOTAL LONG-TERM INVESTMENTS (cost $1,454,058,399)				1,529,866,263

			Shares
SHORT-TERM INVESTMENT — 34.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 34.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $680,652,626; includes $122,478,597 of cash collateral received for securities on loan)(b)(w)			680,652,626	680,652,626

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 112.5% (cost $2,134,711,025)				2,210,518,889

Interest Rate	Maturity Date		Principal Amount (000)#
SECURITIES SOLD SHORT — (1.2)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.
4.500%	TBA		1,000	(1,069,688)
Federal National Mortgage Assoc.
3.000%	TBA		17,300	(17,843,327)
4.000%	TBA		4,950	(5,277,164)

TOTAL SECURITIES SOLD SHORT (proceeds received $24,150,259)				(24,190,179)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN*
Call Options
10 Year U.S. Treasury Notes,
expiring 07/15/13, Strike Price $131.00			14	$(17,063)
Currency Option EUR vs USD,
expiring 05/31/13, @ FX Rate 1.27	Deutsche Bank	EUR	4	(2,983)

				(20,046)

Put Options
10 Year U.S. Treasury Notes,
expiring 07/15/13, Strike Price $129.00			14	(439)

TOTAL OPTIONS WRITTEN (premiums received $21,304)				(20,485)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 111.3% (cost $2,110,539,462)				2,186,308,225
Liabilities in excess of other assets(x) — (11.3)%				(221,350,641)

NET ASSETS — 100.0%				$1,964,957,584

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
BPS	Basis Points
CDX	Credit Derivative Index
CVT	Convertible Security
DAX	Deutscher Aktien Index
LIBOR	London Interbank Offered Rate
MIB	Milano Italia Borsa
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NR	Non Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SLC	Student Loan Corporation
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $119,509,364; cash collateral of $122,478,597 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects
the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
324	2 Year U.S. Treasury Notes	Jun. 2013	$71,421,375	$71,426,813	$5,438
17	5 Year U.S. Treasury Notes	Jun. 2013	2,103,366	2,108,930	5,564
29	10 Year U.S. Treasury Notes	Jun. 2013	3,797,586	3,827,547	29,961
25	30 Year U.S. Treasury Bonds	Jun. 2013	3,537,650	3,611,719	74,069
56	30 Year U.S. Ultra Treasury Bonds	Jun. 2013	8,873,402	8,825,250	(48,152)
319	DAX Index	Jun. 2013	81,501,147	79,742,844	(1,758,303)
168	FTSE/MIB Index	Jun. 2013	16,709,800	16,191,201	(518,599)
1,125	Mini MSCI Emerging Markets Index	Jun. 2013	58,307,084	57,791,250	(515,834)
757	S&P 500 E-Mini	Jun. 2013	58,537,450	59,148,195	610,745

					(2,115,111)

Short Positions:
5	2 Year U.S. Treasury Notes	Jun. 2013	1,102,188	1,102,266	(78)
139	5 Year U.S. Treasury Notes	Jun. 2013	17,213,256	17,243,602	(30,346)
7	10 Year U.K. Gilt	Jun. 2013	1,246,678	1,263,367	(16,689)
177	10 Year U.S. Treasury Notes	Jun. 2013	23,067,929	23,361,234	(293,305)
7	30 Year U.S. Treasury Bonds	Jun. 2013	1,008,056	1,011,281	(3,225)
8	30 Year U.S. Ultra Treasury Bonds	Jun. 2013	1,261,771	1,260,750	1,021

					(342,622)

					$(2,457,733)

(1)	Cash of $14,478,000 and U.S. Treasury Securities with a market value of $565,039 has been segregated to cover requirement for open futures contracts as of March 31, 2013.

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Euro,
Expiring 04/23/13	Bank of America	EUR	500	$647,821	$641,034	$(6,787)
Expiring 04/23/13	BNP Paribas	EUR	470	625,265	602,571	(22,694)
Expiring 04/23/13	UBS Securities	EUR	260	347,124	333,337	(13,787)
Expiring 05/13/13	BNP Paribas	EUR	180	241,783	231,379	(10,404)
Japanese Yen,
Expiring 04/17/13	Citigroup Global Markets	JPY	6,247	70,000	66,367	(3,633)
Expiring 04/17/13	Citigroup Global Markets	JPY	5,397	60,000	57,336	(2,664)
Expiring 04/17/13	Deutsche Bank	JPY	12,095	129,605	128,502	(1,103)

				$2,121,598	$2,060,526	$(61,072)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 04/17/13	Bank of America	GBP	52	$77,449	$79,003	$(1,554)
Expiring 04/17/13	Barclays Capital Group	GBP	1,340	2,073,107	2,035,845	37,262
Expiring 04/17/13	BNP Paribas	GBP	107	165,740	162,564	3,176
Expiring 04/17/13	Deutsche Bank	GBP	265	402,159	402,611	(452)
Expiring 04/17/13	Deutsche Bank	GBP	96	149,466	145,852	3,614
Expiring 04/17/13	Goldman Sachs & Co.	GBP	3,090	4,949,934	4,694,599	255,335
Expiring 04/17/13	Goldman Sachs & Co.	GBP	105	169,176	159,525	9,651
Expiring 04/17/13	Northern Trust Bank FSB	GBP	228	344,089	346,398	(2,309)
Expiring 04/17/13	Royal Bank of Scotland Group PLC	GBP	150	237,842	227,893	9,949
Euro,
Expiring 04/23/13	Barclays Capital Group	EUR	80	104,384	102,565	1,819
Expiring 04/23/13	BNP Paribas	EUR	120	159,420	153,848	5,572
Expiring 04/23/13	Citigroup Global Markets	EUR	7,840	10,446,801	10,051,411	395,390
Expiring 04/23/13	Citigroup Global Markets	EUR	1,462	1,948,115	1,874,383	73,732
Expiring 04/23/13	Citigroup Global Markets	EUR	100	133,583	128,537	5,046
Expiring 04/23/13	Credit Suisse First Boston Corp.	EUR	170	232,876	217,951	14,925
Expiring 04/23/13	Credit Suisse First Boston Corp.	EUR	150	201,815	192,311	9,504
Expiring 04/23/13	Goldman Sachs & Co.	EUR	494	633,731	633,342	389
Expiring 04/23/13	Goldman Sachs & Co.	EUR	329	423,904	421,800	2,104
Expiring 04/23/13	Goldman Sachs & Co.	EUR	260	346,441	333,338	13,103
Expiring 04/23/13	Goldman Sachs & Co.	EUR	200	267,630	256,414	11,216
Expiring 04/23/13	Goldman Sachs & Co.	EUR	144	193,932	184,617	9,315
Expiring 04/23/13	Goldman Sachs & Co.	EUR	106	137,885	135,899	1,986
Expiring 04/23/13	Goldman Sachs & Co.	EUR	26	33,660	33,334	326
Expiring 04/23/13	Royal Bank of Scotland Group PLC	EUR	100	134,959	128,207	6,752
Expiring 04/23/13	UBS Securities	EUR	155	208,518	198,720	9,798
Expiring 04/23/13	UBS Securities	EUR	110	148,072	141,028	7,044
Japanese Yen,
Expiring 05/20/13	BNP Paribas	JPY	37,289	399,478	396,269	3,209
Swiss Franc,
Expiring 05/13/13	BNP Paribas	CHF	222	241,783	233,995	7,788

				$24,965,949	$24,072,259	$893,690

Cross currency exchange contracts outstanding at March 31, 2013:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
04/17/13	Buy	NOK	609	AUD	100	$289	Deutsche Bank
05/21/13	Buy	NOK	656	AUD	115	(7,186)	Goldman Sachs & Co.
05/21/13	Buy	NOK	670	AUD	115	(4,777)	UBS Securities

						$(11,674)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
3,800	01/14/15	0.38%	3 month LIBOR	$1,321	$—	$1,321	Credit Suisse First Boston(1)
19,400	11/13/14	0.37%	3 month LIBOR	(15,144)	—	(15,144)	Deutsche Bank AG(1)
3,900	04/02/15	0.43%	3 month LIBOR	1,235	—	1,235	Deutsche Bank AG(1)
5,600	06/11/19	1.41%	3 month LIBOR	(71,827)	—	(71,827)	Credit Suisse First Boston(1)
900	09/28/19	1.26%	3 month LIBOR	(4,100)	—	(4,100)	Credit Suisse First Boston(1)
4,500	01/22/20	1.38%	3 month LIBOR	9,047	—	9,047	Deutsche Bank AG(1)
8,800	02/11/20	1.46%	3 month LIBOR	(23,764)	—	(23,764)	Credit Suisse First Boston(1)
2,000	02/15/20	1.54%	3 month LIBOR	(15,205)	—	(15,205)	Credit Suisse First Boston(1)
600	02/19/23	0.29%	3 month LIBOR	(7,509)	—	(7,509)	Deutsche Bank AG(1)
300	03/07/23	1.97%	3 month LIBOR	(670)	—	(670)	Deutsche Bank AG(1)
300	03/07/23	1.98%	3 month LIBOR	(470)	—	(470)	Deutsche Bank AG(1)
600	01/14/43	2.89%	3 month LIBOR	14,054	—	14,054	Credit Suisse First Boston(1)
100	04/02/43	3.01%	3 month LIBOR	80	—	80	Credit Suisse First Boston(1)

				$(112,952)	$—	$(112,952)

(1)	Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
CDX.NA.IG.19.V1	12/20/17	1.000%	10,200	$88,838	$64,892	$23,946	Credit Suisse First Boston
CDX.NA.IG.19.V1	12/20/17	1.000%	6,000	52,214	(12,829)	65,043	Credit Suisse First Boston
CDX.NA.IG.19.V1	12/20/17	1.000%	6,000	52,258	34,796	17,462	Deutsche Bank AG
CDX.NA.IG.19.V1	12/20/17	1.000%	5,100	44,419	22,713	21,706	Credit Suisse First Boston

				$237,729	$109,572	$128,157

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Caesers Entertainment, Inc.	06/20/17	5.000%	1,059	*	$(350,284)	$(347,399)	$(2,885)	Deutsche Bank AG
CCO Holdings LLC	09/20/17	8.000%	300	*	68,865	—	68,865	Deutsche Bank AG

					$(281,419)	$(347,399)	$65,980

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Credit default swap agreements outstanding at March 31, 2013 (continued):

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
Caesers Entertainment, Inc.	12/20/15	1,530	5.000%	$(268,159)	$(392,626)	$124,467	UBS AG

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

* Fair value of credit default swap agreement is based on price obtained from independent pricing service which used informtion provided by market dealers. No implied credit spread is utilized in determining such fair value.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Total return swap agreements outstanding at March 31, 2013:

Counterparty	Termination Date	Notional Amount# (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston	06/15/13	72,416	Receive rate of return on Dow-Jones-UBS Commodity Total Return Index and pay variable payments on the three month LIBOR + 20 bps.	$(270,343)	$—	$(270,343)
Credit Suisse First Boston	06/15/13	101,771	Receive rate of return on MSCI US REIT Index and pay variable payments on the one month LIBOR +27 bps.	938,372	—	938,372

				$668,029	$—	$668,029

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$395,558,993	$16,973,669	$305,165
Exchange Traded Funds	178,722,068	—	—
Preferred Stocks	5,401,366	—	—
Warrants	2,563,660	—	—
Asset-Backed Securities	—	35,031,203	—
Bank Loans	—	38,873,787	—
Commercial Mortgage-Backed Securities	—	12,330,514	1,078,955
Convertible Bonds	—	3,109,875	—
Corporate Bonds	—	392,758,578	4,453,083
Foreign Government Bonds	—	3,189,174	—
Municipal Bonds	—	3,285,124	—
Residential Mortgage-Backed Securities	—	5,312,818	—
U.S. Government Agency Obligations	—	245,539,657	—
U.S. Treasury Obligations	—	185,378,574	—
Affiliated Money Market Mutual Fund	680,652,626	—	—
Short Sales – U.S. Government Agency Obligations	—	(24,190,179)	—
Options Written	—	(20,485)	—
Other Financial Instruments*
Futures	(2,457,733)	—	—
Forward Foreign Currency Exchange Contracts	—	820,944	—
Interest Rate Swaps	—	(112,952)	—
Credit Default Swaps	—	318,604	—
Total Return Swaps	—	668,029	—

Total	$1,260,440,980	$919,266,934	$5,837,203

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/12 was $938,777,733. Of that amount $102,856,717, were classified as Level 2 investments as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $50,027,573 was transferred from Level 2 into Level 1 at 03/31/13 as a result of using quoted prices in active market for such foreign securities.

Derivative Fair Value at 3/31/13
Credit contracts	$318,604
Equity contracts	1,049,698
Foreign exchange contracts	817,961
Interest rate contracts	(406,196)

Total	$1,780,067

AST BLACKROCK VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Aerospace & Defense — 1.9%
Boeing Co. (The)	131,400	$11,280,690
Raytheon Co.	125,875	7,400,191

		18,680,881

Agriculture — 0.2%
Philip Morris International, Inc.	16,000	1,483,360

Airlines — 3.5%
Copa Holdings SA (Panama)	37,700	4,509,297
Delta Air Lines, Inc.*	572,838	9,457,555
United Continental Holdings, Inc.*(a)	662,969	21,221,638

		35,188,490

Auto Parts & Related — 1.0%
TRW Automotive Holdings Corp.*	191,198	10,515,890

Automobile Manufacturers — 0.7%
Oshkosh Corp.*	169,250	7,191,433

Chemicals — 0.3%
Cabot Corp.	92,085	3,149,307

Commercial Banks — 13.2%
Bank of America Corp.	2,959,600	36,047,928
Citigroup, Inc.	799,976	35,390,938
Goldman Sachs Group, Inc. (The)	131,122	19,294,602
SunTrust Banks, Inc.	411,900	11,866,839
U.S. Bancorp.	843,836	28,631,355
Wells Fargo & Co.	55,564	2,055,312

		133,286,974

Computers & Peripherals — 1.6%
Activision Blizzard, Inc.	733,400	10,685,638
DST Systems, Inc.	78,400	5,587,568

		16,273,206

Construction & Engineering — 1.2%
KBR, Inc.	368,600	11,824,688

Consumer Finance — 1.9%
Discover Financial Services	438,000	19,639,920

Containers & Packaging — 1.7%
Packaging Corp. of America	128,600	5,770,282
Rock-Tenn Co. (Class A Stock)	119,487	11,087,199

		16,857,481

Diversified Financial Services — 4.1%
JPMorgan Chase & Co.	878,695	41,702,865

Diversified Manufacturing — 0.9%
Tyco. International Ltd. (Switzerland)	276,775	8,856,800

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	282,436	10,362,577
Verizon Communications, Inc.	244,238	12,004,298

		22,366,875

Electronic Components & Equipment — 0.7%
Avnet, Inc.*	193,100	6,990,220

Electronics — 0.5%
Agilent Technologies, Inc.	121,600	5,103,552

Food & Staples Retailing — 3.9%
CVS Caremark Corp.	505,225	27,782,323
Wal-Mart Stores, Inc.	157,900	11,815,657

		39,597,980

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Products — 0.9%
Medtronic, Inc.	197,140	$9,257,694

Household Products — 0.5%
Procter & Gamble Co. (The)	64,730	4,988,094

Insurance — 5.8%
Allied World Assurance Co. Holdings AG (Switzerland)	23,900	2,216,008
American Financial Group, Inc.	125,875	5,963,957
American International Group, Inc.*	379,400	14,728,308
Berkshire Hathaway, Inc. (Class B Stock)*	22,825	2,378,365
Chubb Corp. (The)	87,200	7,632,616
HCC Insurance Holdings, Inc.	65,375	2,747,711
PartnerRe Ltd. (Bermuda)	34,200	3,184,362
RenaissanceRe Holdings Ltd. (Bermuda)*	23,300	2,143,367
Travelers Cos., Inc. (The)	207,207	17,444,757

		58,439,451

Manufacturing — 0.2%
Parker Hannifin Corp.	27,000	2,472,660

Media — 8.1%
Comcast Corp. (Class A Stock)	561,100	23,571,811
News Corp. (Class A Stock)	917,600	28,005,152
Time Warner Cable, Inc.	118,100	11,344,686
Walt Disney Co. (The)	329,830	18,734,344

		81,655,993

Metals & Mining — 0.4%
Nucor Corp.	90,206	4,163,007

Miscellaneous Manufacturing — 6.0%
3M Co.	206,000	21,899,860
General Electric Co.	807,171	18,661,793
Ingersoll-Rand PLC (Ireland)	367,700	20,227,177

		60,788,830

Oil & Gas — 16.2%
Chevron Corp.	401,926	47,756,847
Exxon Mobil Corp.	511,894	46,126,768
Marathon Oil Corp.	386,700	13,039,524
Marathon Petroleum Corp.	259,025	23,208,640
PBF Energy, Inc.(a)	243,857	9,064,165
Suncor Energy, Inc. (Canada)	584,360	17,536,644
Tesoro Corp.	119,217	6,980,155

		163,712,743

Paper & Forest Products — 3.1%
Domtar Corp.	149,725	11,621,655
International Paper Co.	428,200	19,945,556

		31,567,211

Pharmaceuticals — 11.3%
Abbott Laboratories	114,400	4,040,608
AbbVie, Inc.	83,600	3,409,208
Eli Lilly & Co.	208,550	11,843,555
Johnson & Johnson(a)	84,388	6,880,154
Merck & Co. Inc.	853,572	37,753,490
Pfizer, Inc.	1,678,601	48,444,425
Zoetis, Inc.	44,500	1,486,300

		113,857,740

Retail — 1.1%
Dillard’s, Inc. (Class A Stock)	122,900	9,653,795

AST BLACKROCK VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Retail (cont’d.)
Walgreen Co.	39,200	$1,869,056

		11,522,851

Semiconductors — 1.4%
KLA-Tencor Corp.	259,325	13,676,801

Semiconductors & Semiconductor Equipment — 0.5%
Teradyne, Inc.*(a)	328,300	5,325,026

Software — 2.1%
Microsoft Corp.	349,408	9,996,563
Oracle Corp.	335,200	10,840,368

		20,836,931

TOTAL LONG-TERM INVESTMENTS (cost $837,175,890)		980,974,954

	Shares	Value
SHORT-TERM INVESTMENT — 6.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $62,165,513; includes $36,074,929 of cash collateral for securities on loan)(b)(w)	62,165,513	$62,165,513

TOTAL INVESTMENTS — 103.3% (cost $899,341,403)		1,043,140,467
Liabilities in excess of other assets — (3.3)%		(33,240,237)

NET ASSETS — 100.0%		$1,009,900,230

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $35,024,869; cash collateral of $36,074,929 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$ 980,974,954	$ —	$ —
Affiliated Money Market Mutual Fund	62,165,513	—	—

Total	$1,043,140,467	$ —	$ —

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 85.0%
ASSET-BACKED SECURITIES — 9.2%
Ally Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.560%	10/15/14	186	$186,300
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%	12/22/14	198	198,340
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.450%(c)	11/16/15	1,050	1,050,105
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%	10/08/15	274	274,202
CarMax Auto Owner Trust, Series 2012-1, Class A3	AAA(d)	0.890%	09/15/16	500	502,616
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	0.340%(c)	12/17/18	1,000	998,531
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	Aaa	0.540%	11/15/14	400	400,176
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%	01/22/15	400	400,040
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%	11/21/14	200	200,262
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%	09/22/14	121	120,735
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770%	01/15/16	500	501,696
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.260%(c)	11/15/15	1,000	1,000,112
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%	05/15/15	173	173,325
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%	11/15/15	500	500,060

TOTAL ASSET-BACKED SECURITIES (cost $6,181,187)					6,506,500

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.6%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa	5.309%	10/10/45	366	376,791
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%	06/11/50	540	564,252
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(d)	5.330%	01/12/45	29	28,674
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%	12/15/47	250	265,824
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A2	Aaa	5.268%	02/15/40	13	12,626
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	330	329,012
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	769	792,219
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AAA(d)	5.553%	04/10/38	300	331,684
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%	11/10/39	270	306,126
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	Aaa	5.778%	08/10/45	424	429,883
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.792%(c)	06/15/49	377	388,225
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%	02/15/51	160	163,938
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%	09/15/39	8	7,757

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	08/12/43	600	$680,890
Morgan Stanley Capital I, Series 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	7	7,478
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%	05/10/63	520	545,482
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%	11/15/48	130	146,734

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,034,388)					5,377,595

CORPORATE BONDS — 21.3%
Aerospace & Defense — 0.6%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	3.500%	02/15/15	400	421,529

Banking — 6.4%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.750%	09/15/15	180	188,203
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	425	450,340
Citigroup, Inc., Sub. Notes	Baa3	5.000%	09/15/14	475	498,764
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625%	02/07/16	260	276,118
Inter-American Development Bank, Sr. Unsec’d. Notes	Aaa	0.500%	08/17/15	1,500	1,503,920
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.700%	01/20/15	500	524,935
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.375%	10/15/15	500	546,074
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa2	4.200%	05/13/14	525	546,262

					4,534,616

Capital Goods — 0.7%
ABB Finance USA, Inc., Gtd. Notes	A2	1.625%	05/08/17	115	116,601
United Technologies Corp., Sr. Unsec’d. Notes	A2	1.200%	06/01/15	195	197,736
Xylem, Inc., Gtd. Notes	Baa2	3.550%	09/20/16	190	202,608

					516,945

Electric — 0.8%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	165	198,439
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14	350	367,697

					566,136

Energy - Integrated — 2.0%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	80	84,470
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%	09/15/14	500	526,496
Total Capital Canada Ltd. (Canada), Gtd. Notes	Aa1	1.625%	01/28/14	775	782,905

					1,393,871

Foods — 2.0%
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes	AA-(d)	4.250%	03/01/15	565	603,611
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	360	378,740
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250%	09/15/15	400	430,010

					1,412,361

Healthcare & Pharmaceutical — 1.5%
Novartis Capital Corp., Gtd. Notes	Aa3	4.125%	02/10/14	500	515,350
Pfizer, Inc., Sr. Unsec’d. Notes	A1	5.350%	03/15/15	500	546,014

					1,061,364

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance — 0.2%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	110	$128,768

Media & Entertainment — 0.3%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	2.100%	04/01/14	190	192,632

Metals — 0.3%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.500%	04/01/14	200	210,183

Non-Captive Finance — 0.7%
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	5.900%	05/13/14	475	503,295

Retailers — 3.0%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.875%	09/15/14	500	531,368
TJX Cos., Inc., Sr. Unsec’d. Notes	A3	4.200%	08/15/15	725	785,416
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	Aa2	3.000%	02/03/14	800	818,057

					2,134,841

Technology — 0.5%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	300	316,003

Telecommunications — 2.3%
AT&T, Inc., Sr. Unsec’d. Notes(h)	A3	5.100%	09/15/14	1,000	1,063,423
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa3	6.175%	06/18/14	560	585,855

					1,649,278

TOTAL CORPORATE BONDS (cost $14,461,993)					15,041,822

MUNICIPAL BOND — 0.4%
State of California GO, Taxable Var. Purp. 3 (cost $251,545)	A1	5.450%	04/01/15	250	274,010

NON-CORPORATE FOREIGN AGENCIES — 4.2%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%	06/20/16	495	494,936
DNB Boligkreditt AS (Norway), Covered Bonds, 144A	Aaa	1.450%	03/21/18	405	406,816
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	1,465	1,514,956
Statoil ASA (Norway), Gtd. Notes	Aa2	3.875%	04/15/14	300	310,930
Swedbank Hypotek AB (Sweden), Covered Bonds, 144A	Aaa	1.375%	03/28/18	190	189,909

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,847,640)					2,917,547

SOVEREIGNS — 2.8%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%	03/21/16	150	149,939
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%	03/07/14	130	131,317
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	Aa3	4.250%	09/03/13	100	101,589
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	AA+(d)	2.875%	09/15/14	200	206,224
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	2.375%	09/10/14	100	103,047
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	AAA(d)	0.625%	05/22/15	130	130,638
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16	200	210,140

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGNS (Continued)
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%	05/18/15	130	$129,992
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	NR	0.250%	09/12/15	130	129,337
Province of British Columbia (Canada), Sr. Unsec’d. Notes	Aaa	2.000%	10/23/22	690	672,986

TOTAL SOVEREIGNS (cost $1,984,472)					1,965,209

U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.1%
Federal Home Loan Banks		0.250%	02/20/15	2,470	2,466,927
Federal Home Loan Banks		1.000%	06/21/17	895	903,613
Federal Home Loan Mortgage Corp.		0.875%	03/07/18	3,650	3,642,780
Federal Home Loan Mortgage Corp.		2.375%	01/13/22	1,660	1,727,726
Federal National Mortgage Association		0.875%	02/08/18	290	289,148
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		2.250%(s)	03/15/22	145	118,683
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%	04/26/24	580	758,463
Residual Funding Corp. Strips Principal		1.440%	10/15/19	2,120	1,929,902
Residual Funding Corp. Strips Principal		1.610%	07/15/20	1,855	1,650,106

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,444,097)					13,487,348

U.S. TREASURY OBLIGATIONS — 20.4%
U.S. Treasury Bonds		2.750%	11/15/42	205	190,009
U.S. Treasury Bonds		3.125%	02/15/43	925	926,734
U.S. Treasury Bonds		6.125%	11/15/27	750	1,094,648
U.S. Treasury Bonds		7.250%	08/15/22	715	1,061,998
U.S. Treasury Notes(k)		0.250%	02/28/15	2,800	2,800,218
U.S. Treasury Notes		0.250%	03/31/15	960	960,075
U.S. Treasury Notes		0.375%	03/15/16	410	410,256
U.S. Treasury Notes		0.750%	02/28/18	20	19,995
U.S. Treasury Notes		0.750%	03/31/18	15	14,981
U.S. Treasury Notes		1.000%	03/31/17	545	554,495
U.S. Treasury Notes		1.250%	02/29/20	1,395	1,397,179
U.S. Treasury Notes		2.000%	02/15/23	430	435,442
U.S. Treasury Notes		4.500%	11/15/15	435	482,340
U.S. Treasury Strips Coupon		2.370%(n)	02/15/25	230	173,795
U.S. Treasury Strips Principal		0.270%(s)	02/15/15	2,830	2,815,856
U.S. Treasury Strips Principal		0.340%(s)	11/15/15	1,080	1,070,360

TOTAL U.S. TREASURY OBLIGATIONS (cost $14,336,871)					14,408,381

TOTAL LONG-TERM INVESTMENTS (cost $58,542,193)					59,978,412

SHORT-TERM INVESTMENT — 4.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,326,945)(w)				3,326,945	3,326,945

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED(j)
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.21% and pay a floating rate based on 3 month LIBOR, expiring 09/23/13	Deutsche Bank	348	$7,313
Receive a fixed rate of 2.22% and pay a floating rate based on 3 month LIBOR, expiring 09/23/13	Deutsche Bank	774	16,689

			24,002

TOTAL OPTIONS PURCHASED (cost $22,889)			24,002

TOTAL SHORT-TERM INVESTMENTS (cost $3,349,834)			3,350,947

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 89.7% (cost $61,892,027)			63,329,359

OPTIONS WRITTEN(j)
Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.71% and receive a floating rate based on 3 month LIBOR, expiring 09/23/13	Deutsche Bank	348	(1,212)
Pay a fixed rate of 1.72% and receive a floating rate based on 3 month LIBOR, expiring 09/23/13	Deutsche Bank	774	(2,826)

TOTAL OPTIONS WRITTEN (premiums received $3,962)			(4,038)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 89.7% (cost $61,888,065)			63,325,321
Other assets in excess of liabilities(x) — 10.3%			7,256,098

NET ASSETS — 100.0%			$70,581,419

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
NR	Not Rated by Moody’s or Standard & Poor’s
MTN	Medium Term Note
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represent fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at March 31, 2013.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2013.

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
14	90 Day Euro Dollar	Jun. 2013	$3,489,878	$3,488,450	$(1,428)
2	10 Year U.S. Treasury Notes	Jun. 2013	263,066	263,969	903
1	30 Year U.S. Treasury Bonds	Jun. 2013	141,220	144,469	3,249
2	30 Year U.S. Ultra Treasury Bonds	Jun. 2013	313,441	315,188	1,747

					4,471

Short Positions:
21	2 Year U.S. Treasury Notes	Jun. 2013	4,627,190	4,629,516	(2,326)
112	5 Year U.S. Treasury Notes	Jun. 2013	13,832,968	13,894,125	(61,157)

					(63,483)

					$(59,012)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
15,000	09/06/13	0.510%	3 month LIBOR(2)	$(14,551)	$—	$(14,551)	UBS AG
7,600	09/06/14	0.630%	3 month LIBOR(2)	(29,377)	—	(29,377)	UBS AG
800	09/12/14	0.660%	3 month LIBOR(2)	(3,391)	—	(3,391)	Barclays Bank PLC
1,000	09/19/14	0.670%	3 month LIBOR(2)	(4,418)	—	(4,418)	JPMorgan Chase Bank
3,000	10/03/14	0.720%	3 month LIBOR(1)	23,465	—	23,465	UBS AG
1,285	10/05/14	0.730%	3 month LIBOR(1)	10,332	—	10,332	Morgan Stanley Capital Services
1,050	10/06/14	0.740%	3 month LIBOR(1)	8,630	—	8,630	JPMorgan Chase Bank
1,195	10/26/14	0.840%	3 month LIBOR(2)	(12,119)	—	(12,119)	Barclays Bank PLC
785	10/28/14	0.820%	3 month LIBOR(2)	(7,624)	—	(7,624)	Barclays Bank PLC
200	12/04/14	0.371%	3 month LIBOR(2)	(124)	—	(124)	Morgan Stanley Capital Services
10,250	04/02/15	0.740%	3 month LIBOR(2)	(96,784)	—	(96,784)	Citibank N.A.
2,350	08/08/15	0.530%	3 month LIBOR(2)	(5,207)	—	(5,207)	Credit Suisse International
3,300	08/20/15	0.620%	3 month LIBOR(2)	(14,119)	—	(14,119)	Bank of Nova Scotia
520	09/28/15	0.920%	3 month LIBOR(2)	(5,954)	—	(5,954)	Barclays Bank PLC
970	10/04/15	0.445%	3 month LIBOR(2)	(997)	—	(997)	Bank of Nova Scotia
3,300	10/11/15	0.462%	3 month LIBOR(2)	(4,774)	—	(4,774)	Bank of Nova Scotia
1,600	12/21/15	0.494%	3 month LIBOR(2)	(2,274)	—	(2,274)	Citibank N.A.
39,400	12/31/15	2.050%	3 month LIBOR(1)	3,638,240	—	3,638,240	Morgan Stanley Capital Services
12,800	12/31/15	0.000%	3 month LIBOR(1)	16,256	—	16,256	JPMorgan Chase Bank
8,965	12/31/15	3.960%	3 month LIBOR(1)	2,514,803	—	2,514,803	JPMorgan Chase Bank
6,936	12/31/15	4.490%	3 month LIBOR(1)	2,344,020	—	2,344,020	JPMorgan Chase Bank
2,300	12/31/15	1.920%	3 month LIBOR(2)	(193,332)	—	(193,332)	Citibank N.A.
2,250	12/31/15	1.290%	3 month LIBOR(1)	83,566	—	83,566	JPMorgan Chase Bank
670	08/04/16	1.530%	3 month LIBOR(2)	(22,200)	—	(22,200)	Citibank N.A.
1,950	08/09/16	1.430%	3 month LIBOR(1)	57,465	—	57,465	Bank of America N.A.
7,800	08/11/16	1.470%	3 month LIBOR(1)	240,208	—	240,208	UBS AG
710	08/18/16	1.230%	3 month LIBOR(2)	(15,957)	—	(15,957)	Citibank N.A.
750	08/22/16	1.170%	3 month LIBOR(2)	(15,144)	—	(15,144)	Morgan Stanley Capital Services
1,260	08/26/16	1.300%	3 month LIBOR(1)	31,080	—	31,080	Morgan Stanley Capital Services
4,580	08/31/16	0.930%	3 month LIBOR(1)	54,675	—	54,675	Credit Suisse International
1,425	08/31/16	0.980%	3 month LIBOR(2)	(19,211)	—	(19,211)	JPMorgan Chase Bank
1,425	08/31/16	0.970%	3 month LIBOR(2)	(19,037)	—	(19,037)	JPMorgan Chase Bank
3,170	09/27/16	1.110%	3 month LIBOR(1)	55,343	—	55,343	Morgan Stanley Capital Services
3,130	10/03/16	1.270%	3 month LIBOR(1)	89,146	—	89,146	UBS AG

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
1,310	10/05/16	1.240%	3 month LIBOR(1)	$35,517	$—	$35,517	Morgan Stanley Capital Services
1,100	10/06/16	1.190%	3 month LIBOR(1)	27,819	—	27,819	JPMorgan Chase Bank
850	10/11/16	1.430%	3 month LIBOR(2)	(29,268)	—	(29,268)	Citibank N.A.
500	10/17/16	1.440%	3 month LIBOR(2)	(17,399)	—	(17,399)	Barclays Bank PLC
1,455	10/27/16	1.440%	3 month LIBOR(2)	(50,102)	—	(50,102)	Barclays Bank PLC
1,090	11/01/16	1.430%	3 month LIBOR(2)	(37,035)	—	(37,035)	Barclays Bank PLC
1,275	11/02/16	1.340%	3 month LIBOR(2)	(38,496)	—	(38,496)	Barclays Bank PLC
750	11/08/16	1.230%	3 month LIBOR(2)	(19,366)	—	(19,366)	Citibank N.A.
2,760	11/22/16	1.330%	3 month LIBOR(1)	81,513	—	81,513	Morgan Stanley Capital Services
1,280	11/25/16	1.350%	3 month LIBOR(1)	38,529	—	38,529	Barclays Bank PLC
1,495	11/30/16	0.950%	3 month LIBOR(2)	(20,793)	—	(20,793)	Citibank N.A.
790	11/30/16	1.400%	3 month LIBOR(1)	25,146	—	25,146	Barclays Bank PLC
1,210	12/05/16	1.340%	3 month LIBOR(2)	(35,457)	—	(35,457)	Barclays Bank PLC
2,160	12/06/16	1.390%	3 month LIBOR(2)	(67,482)	—	(67,482)	Barclays Bank PLC
2,220	12/08/16	1.350%	3 month LIBOR(2)	(65,579)	—	(65,579)	Barclays Bank PLC
1,450	01/24/17	1.180%	3 month LIBOR(2)	(29,910)	—	(29,910)	Bank of Nova Scotia
1,210	01/26/17	1.220%	3 month LIBOR(1)	26,779	—	26,779	Bank of Nova Scotia
2,185	01/27/17	1.140%	3 month LIBOR(2)	(41,546)	—	(41,546)	Bank of Nova Scotia
1,450	02/02/17	1.020%	3 month LIBOR(1)	20,500	—	20,500	Bank of Nova Scotia
1,080	02/06/17	0.970%	3 month LIBOR(2)	(12,765)	—	(12,765)	Bank of Nova Scotia
1,600	02/08/17	1.040%	3 month LIBOR(2)	(23,381)	—	(23,381)	Bank of Nova Scotia
1,180	02/13/17	1.130%	3 month LIBOR(2)	(21,303)	—	(21,303)	Bank of Nova Scotia
2,155	02/28/17	0.680%	3 month LIBOR(1)	(387)	—	(387)	Citibank N.A.
730	03/02/17	1.090%	3 month LIBOR(2)	(11,579)	—	(11,579)	Barclays Bank PLC
950	03/06/17	1.120%	3 month LIBOR(2)	(16,368)	—	(16,368)	Barclays Bank PLC
700	03/29/17	1.290%	3 month LIBOR(2)	(16,271)	—	(16,271)	Barclays Bank PLC
1,600	05/22/17	1.100%	3 month LIBOR(1)	29,089	—	29,089	Morgan Stanley Capital Services
2,340	07/16/17	0.850%	3 month LIBOR(2)	(9,652)	—	(9,652)	Bank of Nova Scotia
2,100	08/01/17	0.840%	3 month LIBOR(2)	(6,944)	—	(6,944)	Bank of Nova Scotia
1,400	08/28/17	0.870%	3 month LIBOR(1)	4,864	—	4,864	Bank of Nova Scotia
1,850	08/31/17	0.870%	3 month LIBOR(2)	(2,685)	—	(2,685)	Deutshe Bank AG
2,450	09/25/17	0.820%	3 month LIBOR(2)	30	—	30	Bank of Nova Scotia
840	09/28/17	0.800%	3 month LIBOR(1)	(1,006)	—	(1,006)	Credit Suisse International
2,000	10/09/17	0.770%	3 month LIBOR(2)	(49)	—	(49)	Bank of Nova Scotia
900	10/09/17	0.780%	3 month LIBOR(2)	(856)	—	(856)	Morgan Stanley Capital Services
7,975	10/15/17	0.790%	3 month LIBOR(1)	7,553	—	7,553	Morgan Stanley Capital Services
1,400	10/22/17	0.880%	3 month LIBOR(2)	(7,287)	—	(7,287)	Bank of Nova Scotia
900	11/09/17	0.770%	3 month LIBOR(2)	846	—	846	Bank of Nova Scotia
580	11/13/17	0.780%	3 month LIBOR(1)	(630)	—	(630)	Bank of Nova Scotia
1,800	11/15/17	0.760%	3 month LIBOR(2)	3,318	—	3,318	Morgan Stanley Capital Services
700	11/21/17	0.770%	3 month LIBOR(1)	(1,185)	—	(1,185)	Bank of Nova Scotia
1,290	12/05/17	0.760%	3 month LIBOR(1)	(3,813)	—	(3,813)	Morgan Stanley Capital Services
3,005	12/13/17	0.760%	3 month LIBOR(1)	(10,280)	—	(10,280)	Morgan Stanley Capital Services
400	12/20/17	0.870%	3 month LIBOR(2)	(727)	—	(727)	Morgan Stanley Capital Services
1,100	01/07/18	0.880%	3 month LIBOR(2)	(971)	—	(971)	Morgan Stanley Capital Services
1,100	01/22/18	0.910%	3 month LIBOR(2)	(1,543)	—	(1,543)	Morgan Stanley Capital Services
260	03/15/18	0.890%	3 month LIBOR(2)	570	—	570	Bank of Nova Scotia
500	03/18/18	1.050%	3 month LIBOR(2)	(2,935)	—	(2,935)	Barclays Bank PLC
260	03/18/18	1.050%	3 month LIBOR(1)	1,475	—	1,475	Bank of Nova Scotia
800	05/15/18	2.320%	3 month LIBOR(1)	60,693	—	60,693	JPMorgan Chase Bank
8,100	08/17/18	1.840%	3 month LIBOR(1)	353,756	—	353,756	Barclays Bank PLC
920	08/30/18	1.850%	3 month LIBOR(1)	40,209	—	40,209	Morgan Stanley Capital Services
7,300	09/06/18	1.700%	3 month LIBOR(2)	(258,097)	—	(258,097)	UBS AG
720	09/15/18	1.670%	3 month LIBOR(1)	23,811	—	23,811	Barclays Bank PLC
500	12/19/18	1.670%	3 month LIBOR(1)	17,322	—	17,322	Barclays Bank PLC
1,440	12/22/18	1.690%	3 month LIBOR(1)	51,707	—	51,707	Barclays Bank PLC
510	02/21/19	1.570%	3 month LIBOR(2)	(12,329)	—	(12,329)	Citibank N.A.
700	04/10/19	1.820%	3 month LIBOR(2)	(30,637)	—	(30,637)	Bank of Nova Scotia

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
750	05/14/19	1.540%	3 month LIBOR(1)	$17,868	$—	$17,868	Bank of Nova Scotia
500	05/18/19	1.520%	3 month LIBOR(1)	11,271	—	11,271	Morgan Stanley Capital Services
700	05/21/19	1.480%	3 month LIBOR(1)	13,579	—	13,579	Bank of Nova Scotia
900	06/07/19	1.330%	3 month LIBOR(1)	8,166	—	8,166	Barclays Bank PLC
730	06/07/19	1.340%	3 month LIBOR(1)	6,970	—	6,970	Bank of Nova Scotia
2,730	07/23/19	1.220%	3 month LIBOR(2)	4,765	—	4,765	Bank of Nova Scotia
4,245	08/06/19	1.210%	3 month LIBOR(2)	14,116	—	14,116	Bank of Nova Scotia
320	09/27/19	1.220%	3 month LIBOR(1)	(1,976)	—	(1,976)	Bank of Nova Scotia
230	10/02/19	1.290%	3 month LIBOR(1)	(14)	—	(14)	Barclays Bank PLC
1,100	10/16/19	1.210%	3 month LIBOR(1)	(3,170)	—	(3,170)	Barclays Bank PLC
800	10/31/19	1.270%	3 month LIBOR(2)	104	—	104	Citibank N.A.
1,600	11/02/19	1.250%	3 month LIBOR(1)	(2,055)	—	(2,055)	Citibank N.A.
745	11/15/19	1.440%	3 month LIBOR(1)	4,482	—	4,482	Morgan Stanley Capital Services
400	11/29/19	1.200%	3 month LIBOR(1)	(2,660)	—	(2,660)	Morgan Stanley Capital Services
300	12/03/19	1.180%	3 month LIBOR(2)	2,512	—	2,512	Bank of Nova Scotia
800	12/12/19	1.150%	3 month LIBOR(2)	8,612	—	8,612	Bank of Nova Scotia
745	02/15/20	1.500%	3 month LIBOR(2)	(2,334)	—	(2,334)	Morgan Stanley Capital Services
500	02/22/20	1.550%	3 month LIBOR(2)	(5,082)	—	(5,082)	Citibank N.A.
700	03/22/20	1.480%	3 month LIBOR(2)	(2,597)	—	(2,597)	Barclays Bank PLC
2,735	09/17/20	2.710%	3 month LIBOR(2)	(232,170)	—	(232,170)	Morgan Stanley Capital Services
1,465	10/01/20	2.520%	3 month LIBOR(2)	(120,342)	—	(120,342)	UBS AG
2,200	10/18/20	2.600%	3 month LIBOR(2)	(190,191)	—	(190,191)	Citibank N.A.
1,300	06/08/21	4.640%	3 month LIBOR(1)	131,914	—	131,914	Morgan Stanley Capital Services
600	07/27/21	3.090%	3 month LIBOR(2)	(68,719)	—	(68,719)	Bank of America N.A.
630	07/28/21	3.090%	3 month LIBOR(2)	(71,773)	—	(71,773)	Bank of America N.A.
660	08/24/21	2.260%	3 month LIBOR(1)	29,174	—	29,174	Citibank N.A.
660	08/24/21	2.250%	3 month LIBOR(1)	28,907	—	28,907	Citibank N.A.
1,465	08/25/21	2.220%	3 month LIBOR(2)	(60,680)	—	(60,680)	Bank of America N.A.
575	09/06/21	2.220%	3 month LIBOR(1)	23,364	—	23,364	UBS AG
1,150	09/12/21	2.210%	3 month LIBOR(1)	44,969	—	44,969	Barclays Bank PLC
390	09/13/21	2.170%	3 month LIBOR(2)	(14,018)	—	(14,018)	Bank of America N.A.
1,035	09/21/21	2.170%	3 month LIBOR(2)	(36,436)	—	(36,436)	Barclays Bank PLC
405	10/03/21	2.160%	3 month LIBOR(1)	17,561	—	17,561	Morgan Stanley Capital Services
680	10/06/21	2.040%	3 month LIBOR(2)	(22,197)	—	(22,197)	Citibank N.A.
690	10/11/21	2.270%	3 month LIBOR(2)	(35,688)	—	(35,688)	Citibank N.A.
690	10/11/21	2.120%	3 month LIBOR(1)	26,965	—	26,965	Citibank N.A.
670	12/23/21	2.090%	3 month LIBOR(2)	(20,555)	—	(20,555)	Barclays Bank PLC
525	12/28/21	2.120%	3 month LIBOR(2)	(17,120)	—	(17,120)	Barclays Bank PLC
655	01/13/22	2.050%	3 month LIBOR(2)	(16,185)	—	(16,185)	Bank of Nova Scotia
540	01/13/22	1.680%	3 month LIBOR(1)	(3,903)	—	(3,903)	Citibank N.A.
540	01/13/22	1.660%	3 month LIBOR(2)	4,634	—	4,634	Citibank N.A.
660	01/20/22	2.000%	3 month LIBOR(2)	(13,019)	—	(13,019)	Bank of Nova Scotia
510	01/24/22	2.110%	3 month LIBOR(2)	(14,847)	—	(14,847)	Bank of Nova Scotia
385	01/24/22	2.120%	3 month LIBOR(2)	(11,372)	—	(11,372)	Bank of Nova Scotia
660	01/25/22	2.170%	3 month LIBOR(1)	22,452	—	22,452	Bank of Nova Scotia
320	02/13/22	2.120%	3 month LIBOR(1)	8,953	—	8,953	Bank of Nova Scotia
490	02/17/22	2.020%	3 month LIBOR(2)	(9,296)	—	(9,296)	Bank of Nova Scotia
365	02/21/22	2.110%	3 month LIBOR(2)	(9,518)	—	(9,518)	JPMorgan Chase Bank
245	02/21/22	2.100%	3 month LIBOR(2)	(6,285)	—	(6,285)	JPMorgan Chase Bank
370	02/23/22	2.120%	3 month LIBOR(2)	(9,969)	—	(9,969)	JPMorgan Chase Bank
550	05/15/22	1.990%	3 month LIBOR(2)	(10,132)	—	(10,132)	JPMorgan Chase Bank
500	06/11/22	1.840%	3 month LIBOR(2)	(1,567)	—	(1,567)	Bank of Nova Scotia
1,500	08/06/22	1.640%	3 month LIBOR(2)	30,371	—	30,371	Bank of Nova Scotia
600	08/10/22	1.760%	3 month LIBOR(2)	6,111	—	6,111	Bank of Nova Scotia
2,200	02/14/23	2.070%	3 month LIBOR(1)	23,294	—	23,294	Bank of Nova Scotia
765	08/17/26	2.970%	3 month LIBOR(2)	(52,496)	—	(52,496)	Citibank N.A.
840	08/15/39	3.010%	3 month LIBOR(2)	(6,549)	—	(6,549)	Barclays Bank PLC
840	08/15/39	2.950%	3 month LIBOR(1)	(3,259)	—	(3,259)	Barclays Bank PLC

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
300	08/24/41	3.070%	3 month LIBOR(2)	$(7,049)	$—	$(7,049)	Citibank N.A.
225	08/24/41	3.070%	3 month LIBOR(2)	(5,682)	—	(5,682)	Citibank N.A.
300	09/06/41	3.110%	3 month LIBOR(2)	(9,516)	—	(9,516)	UBS AG
300	09/06/41	3.030%	3 month LIBOR(2)	(4,553)	—	(4,553)	UBS AG
290	09/08/41	2.950%	3 month LIBOR(1)	71	—	71	Barclays Bank PLC
700	09/12/41	3.050%	3 month LIBOR(2)	(13,805)	—	(13,805)	Citibank N.A.
300	10/11/41	2.720%	3 month LIBOR(2)	10,949	—	10,949	JPMorgan Chase Bank
300	10/17/41	2.910%	3 month LIBOR(1)	344	—	344	Barclays Bank PLC
290	12/12/41	2.690%	3 month LIBOR(1)	(13,945)	—	(13,945)	Citibank N.A.
285	12/20/41	2.610%	3 month LIBOR(2)	18,004	—	18,004	Citibank N.A.
175	01/10/42	2.720%	3 month LIBOR(1)	(7,768)	—	(7,768)	Barclays Bank PLC
275	02/09/42	2.840%	3 month LIBOR(1)	(6,007)	—	(6,007)	Barclays Bank PLC

				$7,999,551	$—	$7,999,551

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for indentical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$6,506,500	$—
Commercial Mortgage-Backed Securities	—	5,377,595	—
Corporate Bonds	—	15,041,822	—
Municipal Bond	—	274,010	—
Non-Corporate Foreign Agencies	—	2,917,547	—
Sovereigns	—	1,965,209	—
U.S. Government Agency Obligations	—	13,487,348	—
U.S. Treasury Obligations	—	14,408,381	—
Options Purchased	—	24,002	—
Options Written	—	(4,038)	—
Affiliated Money Market Mutual Fund	3,326,945	—	—
Other Financial Instruments*
Futures Contracts	(59,012)	—	—
Interest Rate Swaps	—	7,999,551	—

Total	$3,267,933	$67,997,927	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 91.4%
ASSET-BACKED SECURITIES — 13.9%
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%	02/15/16	300	$301,490
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%	12/22/14	99	99,170
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.450%(c)	11/16/15	700	700,070
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%	10/08/15	274	274,202
BA Credit Card Trust, Series 2006-A14, Class A14	Aaa	0.260%(c)	04/15/16	90	90,012
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%	06/15/16	300	301,068
Bank One Issuance Trust, Series 2003-A4, Class A4	Aaa	0.450%(c)	01/15/16	700	700,224
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%	11/17/14	94	94,200
Chase Issuance Trust, Series 2008-A6, Class A6	Aaa	1.403%(c)	05/15/15	60	60,094
Discover Card Master Trust, Series 2012-A1, Class A1	Aaa	0.810%	08/15/17	500	503,036
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.400%(c)	01/15/18	300	300,348
Ford Credit Auto Lease Trust, Series 2011-B, Class A2	AAA(d)	0.820%	01/15/14	103	103,029
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%	11/21/14	200	200,262
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%	09/22/14	121	120,735
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%	04/21/14	97	96,803
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.260%(c)	11/15/15	650	650,073
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.503%	02/15/18	250	250,000
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%	05/15/15	115	115,550
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%	11/15/15	300	300,036

TOTAL ASSET-BACKED SECURITIES (cost $5,241,419)					5,260,402

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.3%
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%	12/15/47	250	265,824
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	247	246,759
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AAA(d)	5.553%	04/10/38	300	331,684
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%	11/10/39	210	238,098
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.792%(c)	06/15/49	283	291,168
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	Aaa	5.274%(c)	11/12/37	200	218,334
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	08/12/43	400	453,927
Morgan Stanley Capital I, Series 2006-T21, Class A4	Aaa	5.162%	10/12/52	500	549,085
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%	05/10/63	415	435,336

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%	11/15/48		100	$112,872

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,042,888)						3,143,087

CORPORATE BONDS — 20.5%
Banking — 7.8%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%	12/02/22		115	112,694
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15		140	148,347
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21		100	112,833
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	01/14/22		95	105,622
Citigroup, Inc., Sub. Notes	Baa3	5.000%	09/15/14		175	183,755
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21		100	113,307
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%	03/15/20		125	142,412
Inter-American Development Bank, Sr. Unsec’d. Notes	Aaa	0.500%	08/17/15		1,200	1,203,136
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21		100	110,318
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%	07/22/20		125	138,566
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.375%	10/15/15		175	191,126
US Bancorp, Sr. Unsec’d. Notes	A1	4.200%	05/15/14		215	224,128
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.625%	12/11/17		150	177,426

						2,963,670

Cable — 0.2%
Comcast Corp., Gtd. Notes	A3	4.950%	06/15/16		65	73,188

Capital Goods — 1.7%
ABB Finance USA, Inc., Gtd. Notes	A2	1.625%	05/08/17		80	81,114
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $89,861; purchased 06/24/10)(f)	Baa1	2.750%	07/01/13	(g)	90	90,478
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21		35	36,906
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21		100	111,361
United Technologies Corp., Sr. Unsec’d. Notes	A2	1.200%	06/01/15		160	162,245
Xylem, Inc., Gtd. Notes	Baa2	3.550%	09/20/16		150	159,953

						642,057

Chemicals — 0.3%
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%	04/01/21		100	114,095

Electric — 0.5%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21		60	66,658
TECO Finance, Inc., Gtd. Notes	Baa2	4.000%	03/15/16		100	107,476

						174,134

Energy - Integrated — 1.7%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15		85	89,750
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16		65	69,240
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%	09/15/14		200	210,598
PC Financial Partnership, Gtd. Notes	Baa1	5.000%	11/15/14		100	106,622
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15		150	157,692

						633,902

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Energy - Other — 0.3%
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	100	$114,674

Foods — 0.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	4.125%	01/15/15	90	95,509
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	6.120%	05/01/13	125	125,552

					221,061

Healthcare & Pharmaceutical — 0.9%
Medtronic, Inc., Sr. Unsec’d. Notes	A2	3.000%	03/15/15	100	104,753
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	2.250%	08/15/16	235	243,322

					348,075

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	4.125%	06/01/21	50	54,997
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	60	68,869

					123,866

Insurance — 0.8%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	90	105,355
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	55	58,894
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	130	148,738

					312,987

Media & Entertainment — 0.9%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	100	110,239
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	2.100%	04/01/14	130	131,800
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.375%	04/01/21	100	112,515

					354,554

Metals — 0.1%
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	25	26,886

Non-Captive Finance — 1.1%
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	3.150%	09/07/22	40	39,744
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	5.900%	05/13/14	175	185,424
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%	01/07/21	25	28,145
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	10	11,196
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%	01/09/23	25	24,752
General Electric Capital Corp., Sub. Notes	A2	5.300%	02/11/21	100	114,638

					403,899

Pipelines & Other — 0.9%
Enterprise Products Operating LLC, Gtd. Notes	Baa1	5.200%	09/01/20	125	146,602
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	125	132,813
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	75	80,923

					360,338

Railroads — 0.2%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	75	91,802

Retailers — 0.6%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	200	210,581

Telecommunications — 1.1%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	200	205,734

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa3	4.950%	09/30/14	100	$103,571
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	100	111,833

					421,138

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	Baa1	8.500%	11/10/13	200	209,542

TOTAL CORPORATE BONDS (cost $7,534,645)					7,800,449

NON-CORPORATE FOREIGN AGENCIES — 4.9%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%	06/20/16	340	339,956
DNB Boligkreditt AS (Norway), Covered Bonds, 144A	Aaa	1.450%	03/21/18	230	231,031
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	1,160	1,199,556
Swedbank Hypotek AB (Sweden), Covered Bonds, 144A	Aaa	1.375%	03/28/18	100	99,952

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,825,545)					1,870,495

SOVEREIGNS — 2.4%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%	03/21/16	80	79,968
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%	03/07/14	80	80,810
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	Aa3	4.250%	09/03/13	50	50,795
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	AA+(d)	2.875%	09/15/14	100	103,112
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	100	100,680
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	AAA(d)	0.625%	05/22/15	100	100,491
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16	200	210,140
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%	05/18/15	100	99,994
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	NR	0.250%	09/12/15	90	89,541

TOTAL SOVEREIGNS (cost $919,399)					915,531

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.4%
Federal Home Loan Mortgage Corp.(h)		0.875%	03/07/18	1,170	1,167,686
Federal Home Loan Mortgage Corp.(h)		2.375%	01/13/22	925	962,739
Financing Corp. FICO Strips Principal, Series D-P		1.590%(s)	09/26/19	1,850	1,668,985
Financing Corp. FICO Strips Principal, Series 15P		1.410%(s)	03/07/19	2,250	2,070,016
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		2.250%(s)	03/15/22	120	98,220
Israel Government AID Bond (Israel), Series 11-Z, Gtd. Notes		1.340%(s)	05/15/19	1,565	1,442,168
Residual Funding Corp. Strips Principal, Bonds		1.440%(s)	10/15/19	445	405,097
Residual Funding Corp. Strips Principal, Bonds		1.610%(s)	07/15/20	390	346,923
Resolution Funding Corp. Interest Strip, Bonds		1.120%(s)	04/15/18	2,365	2,235,017

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,685,180)					10,396,851

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 14.0%
U.S. Treasury Bonds	2.750%	11/15/42	110	$101,956
U.S. Treasury Bonds	3.125%	02/15/43	490	490,919
U.S. Treasury Notes(h)	0.250%	01/31/15	1,400	1,400,328
U.S. Treasury Notes(k)	0.250%	02/28/15	1,920	1,920,150
U.S. Treasury Notes	0.250%	03/31/15	660	660,051
U.S. Treasury Notes	0.375%	03/15/16	195	195,122
U.S. Treasury Notes	0.750%	02/28/18	100	99,977
U.S. Treasury Notes	0.750%	03/31/18	80	79,900
U.S. Treasury Notes	2.000%	02/15/23	260	263,291
U.S. Treasury Strips Coupon	2.370%(n)	02/15/25	165	124,679

TOTAL U.S. TREASURY OBLIGATIONS (cost $5,312,634)				5,336,373

TOTAL LONG-TERM INVESTMENTS (cost $32,561,710)				34,723,188

			Shares
SHORT-TERM INVESTMENT — 7.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,645,382)(w)			2,645,382	2,645,382

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j)
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.21% and pay a floating rate based on 3 month LIBOR, expiring 09/23/13		Deutsche Bank	186	3,908
Receive a fixed rate of 2.22% and pay a floating rate based on 3 month LIBOR, expiring 09/23/13		Deutsche Bank	411	8,862

TOTAL OPTIONS PURCHASED (cost $12,178)				12,770

TOTAL SHORT-TERM INVESTMENTS (cost $2,657,560)				2,658,152

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 98.4% (cost $35,219,270)				37,381,340

OPTIONS WRITTEN*(j)
Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.71% and receive a floating rate based on 3 month LIBOR, expiring 09/23/13		Deutsche Bank	186	(648)
Pay a fixed rate of 1.72% and receive a floating rate based on 3 month LIBOR, expiring 09/23/13		Deutsche Bank	411	(1,500)

TOTAL OPTIONS WRITTEN (premiums received $2,108)				(2,148)

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

Value
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 98.4% (cost 35,217,162)	$37,379,192
Other assets in excess of liabilities(x) — 1.6%	622,118

NET ASSETS — 100.0%	$38,001,310

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
FICO	Financing Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such security is $89,861. The aggregate value of $90,478 is approximately 0.2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represent fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at March 31, 2013.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
14	10 Year U.S. Treasury Notes	Jun. 2013	$1,830,051	$1,847,781	$17,730
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2013	156,720	157,594	874

					18,604

Short Positions:
15	90 Day Euro Dollar	Jun. 2013	3,738,720	3,737,625	1,095
9	2 Year U.S. Treasury Notes	Jun. 2013	1,983,081	1,984,078	(997)
24	5 Year U.S. Treasury Notes	Jun. 2013	2,969,911	2,977,312	(7,401)
3	30 Year U.S. Treasury Bonds	Jun. 2013	426,964	433,406	(6,442)

					(13,745)

					$4,859

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
4,350	04/12/14	0.600%	3 month LIBOR(1)	$19,930	$—	$19,930	Citibank N.A.
2,870	07/03/14	0.550%	3 month LIBOR(1)	8,510	—	8,510	Bank of Nova Scotia
3,100	09/01/14	0.660%	3 month LIBOR(2)	(13,275)	—	(13,275)	Citibank N.A.
600	09/12/14	0.660%	3 month LIBOR(2)	(2,543)	—	(2,543)	Barclays Bank PLC
800	09/19/14	0.670%	3 month LIBOR(2)	(3,535)	—	(3,535)	JPMorgan Chase Bank
2,300	09/27/14	0.400%	3 month LIBOR(1)	5,435	—	5,435	Barclays Bank PLC
930	09/27/14	0.650%	3 month LIBOR(2)	(3,827)	—	(3,827)	Citibank N.A.
1,000	10/28/14	0.820%	3 month LIBOR(2)	(9,712)	—	(9,712)	Barclays Bank PLC
100	12/04/14	0.371%	3 month LIBOR(2)	(62)	—	(62)	Morgan Stanley Capital Services
1,750	08/08/15	0.530%	3 month LIBOR(2)	(3,878)	—	(3,878)	Credit Suisse International
5,600	09/11/15	0.520%	3 month LIBOR(2)	(9,679)	—	(9,679)	JPMorgan Chase Bank
360	09/28/15	0.490%	3 month LIBOR(1)	291	—	291	Credit Suisse International
400	12/04/15	0.444%	3 month LIBOR(2)	(57)	—	(57)	Morgan Stanley Capital Services
1,200	12/21/15	0.494%	3 month LIBOR(2)	(1,705)	—	(1,705)	Citibank N.A.
240	08/04/16	1.530%	3 month LIBOR(2)	(7,952)	—	(7,952)	Citibank N.A.
1,900	08/11/16	1.460%	3 month LIBOR(2)	(58,136)	—	(58,136)	HSBC Bank USA N.A.
2,900	08/17/16	1.250%	3 month LIBOR(2)	(67,211)	—	(67,211)	Barclays Bank PLC
1,500	08/18/16	1.230%	3 month LIBOR(2)	(33,712)	—	(33,712)	Citibank N.A.
590	08/22/16	1.170%	3 month LIBOR(2)	(11,913)	—	(11,913)	Morgan Stanley Capital Services
3,190	08/31/16	0.930%	3 month LIBOR(1)	38,081	—	38,081	Credit Suisse International
2,160	08/31/16	1.250%	3 month LIBOR(2)	(49,642)	—	(49,642)	Barclays Bank PLC
995	08/31/16	0.970%	3 month LIBOR(2)	(13,293)	—	(13,293)	JPMorgan Chase Bank
995	08/31/16	0.980%	3 month LIBOR(2)	(13,414)	—	(13,414)	JPMorgan Chase Bank
13,280	09/27/16	1.110%	3 month LIBOR(1)	231,847	—	231,847	Morgan Stanley Capital Services
2,145	10/03/16	1.270%	3 month LIBOR(1)	61,092	—	61,092	UBS AG
5,755	10/05/16	1.240%	3 month LIBOR(1)	156,031	—	156,031	Morgan Stanley Capital Services
7,520	10/06/16	1.190%	3 month LIBOR(1)	190,183	—	190,183	JPMorgan Chase Bank
1,550	10/11/16	1.430%	3 month LIBOR(2)	(53,371)	—	(53,371)	Citibank N.A.
5,700	11/22/16	1.330%	3 month LIBOR(1)	168,343	—	168,343	Morgan Stanley Capital Services
4,410	11/29/16	1.350%	3 month LIBOR(1)	132,415	—	132,415	Citibank N.A.
1,840	11/30/16	0.950%	3 month LIBOR(2)	(25,559)	—	(25,559)	Citibank N.A.
460	12/30/16	1.330%	3 month LIBOR(1)	12,983	—	12,983	Citibank N.A.
8,100	12/31/16	1.650%	3 month LIBOR(1)	481,883	—	481,883	JPMorgan Chase Bank
7,600	12/31/16	1.260%	3 month LIBOR(1)	255,366	—	255,366	Barclays Bank PLC
4,500	12/31/16	0.000%	3 month LIBOR(1)	618,122	—	618,122	JPMorgan Chase Bank
1,400	12/31/16	2.690%	3 month LIBOR(2)	(255,910)	—	(255,910)	Morgan Stanley Capital Services
550	12/31/16	3.230%	3 month LIBOR(1)	119,081	—	119,081	Morgan Stanley Capital Services
215	01/03/17	1.310%	3 month LIBOR(2)	(5,734)	—	(5,734)	Citibank N.A.
2,240	01/20/17	1.120%	3 month LIBOR(2)	(41,545)	—	(41,545)	Bank of Nova Scotia
2,200	01/24/17	1.180%	3 month LIBOR(2)	(45,381)	—	(45,381)	Bank of Nova Scotia
1,680	01/27/17	1.140%	3 month LIBOR(2)	(31,944)	—	(31,944)	Bank of Nova Scotia
330	01/31/17	1.060%	3 month LIBOR(1)	5,127	—	5,127	Bank of Nova Scotia
2,310	02/06/17	0.970%	3 month LIBOR(2)	(27,303)	—	(27,303)	Bank of Nova Scotia
645	02/08/17	1.040%	3 month LIBOR(2)	(9,426)	—	(9,426)	Bank of Nova Scotia
890	02/13/17	1.130%	3 month LIBOR(2)	(16,067)	—	(16,067)	Bank of Nova Scotia
1,150	02/21/17	1.180%	3 month LIBOR(2)	(22,791)	—	(22,791)	JPMorgan Chase Bank
1,375	02/28/17	0.680%	3 month LIBOR(1)	(247)	—	(247)	Citibank N.A.
6,400	05/22/17	1.100%	3 month LIBOR(1)	116,356	—	116,356	Morgan Stanley Capital Services
1,550	05/23/17	1.090%	3 month LIBOR(1)	27,335	—	27,335	Bank of Nova Scotia
2,080	07/05/17	0.940%	3 month LIBOR(2)	(18,026)	—	(18,026)	Bank of Nova Scotia
1,260	07/16/17	0.850%	3 month LIBOR(2)	(5,197)	—	(5,197)	Bank of Nova Scotia
2,200	08/01/17	0.840%	3 month LIBOR(2)	(7,275)	—	(7,275)	Bank of Nova Scotia
1,000	08/31/17	0.870%	3 month LIBOR(2)	(1,451)	—	(1,451)	Deutshe Bank AG
4,600	09/10/17	0.840%	3 month LIBOR(2)	(7,965)	—	(7,965)	Morgan Stanley Capital Services
500	09/25/17	0.820%	3 month LIBOR(2)	6	—	6	Bank of Nova Scotia
1,150	10/03/17	0.780%	3 month LIBOR(2)	(1,047)	—	(1,047)	Citibank N.A.
1,400	10/09/17	0.770%	3 month LIBOR(2)	(34)	—	(34)	Bank of Nova Scotia

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
600	10/09/17	0.780%	3 month LIBOR(2)	$(571)	$—	$(571)	Morgan Stanley Capital Services
2,425	10/15/17	0.790%	3 month LIBOR(1)	2,298	—	2,298	Morgan Stanley Capital Services
800	10/22/17	0.880%	3 month LIBOR(2)	(4,164)	—	(4,164)	Bank of Nova Scotia
700	11/09/17	0.770%	3 month LIBOR(2)	658	—	658	Bank of Nova Scotia
690	11/13/17	0.780%	3 month LIBOR(1)	(750)	—	(750)	Bank of Nova Scotia
1,900	11/15/17	0.760%	3 month LIBOR(2)	3,451	—	3,451	Morgan Stanley Capital Services
3,300	11/19/17	0.760%	3 month LIBOR(1)	(6,616)	—	(6,616)	Morgan Stanley Capital Services
430	12/05/17	0.760%	3 month LIBOR(1)	(1,271)	—	(1,271)	Morgan Stanley Capital Services
800	12/12/17	0.740%	3 month LIBOR(2)	3,452	—	3,452	Bank of Nova Scotia
3,230	12/13/17	0.760%	3 month LIBOR(1)	(11,050)	—	(11,050)	Morgan Stanley Capital Services
1,100	12/20/17	0.870%	3 month LIBOR(2)	(1,999)	—	(1,999)	Morgan Stanley Capital Services
2,400	01/07/18	0.880%	3 month LIBOR(2)	(2,119)	—	(2,119)	Morgan Stanley Capital Services
600	01/22/18	0.910%	3 month LIBOR(2)	(842)	—	(842)	Morgan Stanley Capital Services
350	02/01/18	1.040%	3 month LIBOR(2)	(2,501)	—	(2,501)	Bank of Nova Scotia
150	03/15/18	0.890%	3 month LIBOR(2)	329	—	329	Bank of Nova Scotia
150	03/18/18	1.050%	3 month LIBOR(1)	851	—	851	Bank of Nova Scotia
560	05/15/18	2.320%	3 month LIBOR(1)	42,485	—	42,485	JPMorgan Chase Bank
2,900	07/22/18	2.460%	3 month LIBOR(2)	(227,779)	—	(227,779)	Citibank N.A.
390	08/09/18	2.140%	3 month LIBOR(1)	23,505	—	23,505	Bank of America N.A.
6,300	08/17/18	1.840%	3 month LIBOR(1)	275,144	—	275,144	Barclays Bank PLC
750	08/30/18	1.850%	3 month LIBOR(1)	32,779	—	32,779	Morgan Stanley Capital Services
1,350	09/01/18	1.820%	3 month LIBOR(2)	(56,530)	—	(56,530)	Citibank N.A.
1,770	09/27/18	1.530%	3 month LIBOR(1)	43,392	—	43,392	Morgan Stanley Capital Services
255	10/03/18	1.750%	3 month LIBOR(1)	11,206	—	11,206	UBS AG
625	10/05/18	1.670%	3 month LIBOR(1)	24,462	—	24,462	Morgan Stanley Capital Services
825	10/06/18	1.600%	3 month LIBOR(1)	28,974	—	28,974	JPMorgan Chase Bank
645	10/11/18	1.770%	3 month LIBOR(1)	28,983	—	28,983	JPMorgan Chase Bank
470	11/01/18	1.980%	3 month LIBOR(2)	(26,407)	—	(26,407)	Barclays Bank PLC
385	11/08/18	1.740%	3 month LIBOR(2)	(15,894)	—	(15,894)	Citibank N.A.
330	11/22/18	1.770%	3 month LIBOR(1)	13,897	—	13,897	Morgan Stanley Capital Services
360	11/29/18	1.760%	3 month LIBOR(1)	14,814	—	14,814	Citibank N.A.
1,430	12/08/18	1.800%	3 month LIBOR(2)	(61,794)	—	(61,794)	Barclays Bank PLC
2,070	01/12/19	1.700%	3 month LIBOR(2)	(70,702)	—	(70,702)	Citibank N.A.
800	01/17/19	1.600%	3 month LIBOR(2)	(22,565)	—	(22,565)	Barclays Bank PLC
800	01/19/19	1.570%	3 month LIBOR(2)	(21,030)	—	(21,030)	Bank of Nova Scotia
380	02/21/19	1.570%	3 month LIBOR(2)	(9,186)	—	(9,186)	Citibank N.A.
765	02/23/19	1.630%	3 month LIBOR(2)	(21,060)	—	(21,060)	Barclays Bank PLC
240	03/05/19	1.640%	3 month LIBOR(2)	(6,625)	—	(6,625)	Bank of Nova Scotia
600	04/10/19	1.820%	3 month LIBOR(2)	(26,260)	—	(26,260)	Bank of Nova Scotia
450	04/13/19	1.640%	3 month LIBOR(1)	14,476	—	14,476	Bank of Nova Scotia
1,000	05/18/19	1.520%	3 month LIBOR(1)	22,543	—	22,543	Morgan Stanley Capital Services
700	05/21/19	1.480%	3 month LIBOR(1)	13,579	—	13,579	Bank of Nova Scotia
370	06/07/19	1.340%	3 month LIBOR(1)	3,533	—	3,533	Bank of Nova Scotia
2,055	08/06/19	1.210%	3 month LIBOR(2)	6,833	—	6,833	Bank of Nova Scotia
130	10/02/19	1.290%	3 month LIBOR(1)	(8)	—	(8)	Barclays Bank PLC
700	10/31/19	1.270%	3 month LIBOR(2)	91	—	91	Citibank N.A.
1,000	11/02/19	1.250%	3 month LIBOR(1)	(1,282)	—	(1,282)	Citibank N.A.
375	11/15/19	1.440%	3 month LIBOR(1)	2,256	—	2,256	Morgan Stanley Capital Services
400	12/03/19	1.180%	3 month LIBOR(2)	3,350	—	3,350	Bank of Nova Scotia
375	02/15/20	1.500%	3 month LIBOR(2)	(1,175)	—	(1,175)	Morgan Stanley Capital Services
1,485	09/10/20	2.620%	3 month LIBOR(2)	(117,339)	—	(117,339)	Barclays Bank PLC
4,665	10/01/20	2.520%	3 month LIBOR(2)	(383,204)	—	(383,204)	UBS AG
300	06/08/21	4.640%	3 month LIBOR(1)	30,442	—	30,442	Morgan Stanley Capital Services
160	08/09/21	2.630%	3 month LIBOR(2)	(12,066)	—	(12,066)	Citibank N.A.
530	08/24/21	2.250%	3 month LIBOR(1)	23,213	—	23,213	Citibank N.A.
1,160	08/25/21	2.220%	3 month LIBOR(2)	(48,047)	—	(48,047)	Bank of America N.A.
470	09/06/21	2.220%	3 month LIBOR(1)	19,097	—	19,097	UBS AG
310	09/13/21	2.170%	3 month LIBOR(2)	(11,142)	—	(11,142)	Bank of America N.A.

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
300	09/23/21	2.100%	3 month LIBOR(2)	$(8,786)	$—	$(8,786)	Citibank N.A.
355	10/03/21	2.160%	3 month LIBOR(1)	15,393	—	15,393	Morgan Stanley Capital Services
240	10/04/21	2.110%	3 month LIBOR(1)	9,316	—	9,316	Citibank N.A.
620	10/06/21	2.040%	3 month LIBOR(2)	(20,238)	—	(20,238)	Citibank N.A.
115	10/06/21	2.060%	3 month LIBOR(2)	(3,976)	—	(3,976)	UBS AG
405	10/07/21	2.140%	3 month LIBOR(1)	16,569	—	16,569	Citibank N.A.
670	10/11/21	2.270%	3 month LIBOR(2)	(34,654)	—	(34,654)	Citibank N.A.
220	10/11/21	2.120%	3 month LIBOR(1)	8,597	—	8,597	Citibank N.A.
600	01/03/22	2.060%	3 month LIBOR(1)	15,645	—	15,645	Citibank N.A.
585	01/13/22	2.050%	3 month LIBOR(2)	(14,456)	—	(14,456)	Bank of Nova Scotia
400	01/13/22	1.660%	3 month LIBOR(2)	3,433	—	3,433	Citibank N.A.
400	01/13/22	1.680%	3 month LIBOR(1)	(2,891)	—	(2,891)	Citibank N.A.
570	01/20/22	2.000%	3 month LIBOR(2)	(11,244)	—	(11,244)	Bank of Nova Scotia
425	01/24/22	2.110%	3 month LIBOR(2)	(12,373)	—	(12,373)	Bank of Nova Scotia
325	01/24/22	2.120%	3 month LIBOR(2)	(9,600)	—	(9,600)	Bank of Nova Scotia
570	01/25/22	2.170%	3 month LIBOR(1)	19,390	—	19,390	Bank of Nova Scotia
500	02/02/22	1.910%	3 month LIBOR(2)	(5,681)	—	(5,681)	Citibank N.A.
470	02/13/22	2.120%	3 month LIBOR(1)	13,150	—	13,150	Bank of Nova Scotia
365	02/17/22	2.020%	3 month LIBOR(2)	(6,925)	—	(6,925)	Bank of Nova Scotia
270	02/21/22	2.110%	3 month LIBOR(2)	(7,041)	—	(7,041)	JPMorgan Chase Bank
180	02/21/22	2.100%	3 month LIBOR(2)	(4,617)	—	(4,617)	JPMorgan Chase Bank
270	02/23/22	2.120%	3 month LIBOR(2)	(7,275)	—	(7,275)	JPMorgan Chase Bank
500	06/11/22	1.840%	3 month LIBOR(2)	(1,567)	—	(1,567)	Bank of Nova Scotia
320	06/20/22	1.720%	3 month LIBOR(2)	2,820	—	2,820	Bank of Nova Scotia
500	08/10/22	1.760%	3 month LIBOR(2)	5,093	—	5,093	Bank of Nova Scotia
400	09/25/22	1.790%	3 month LIBOR(1)	(4,603)	—	(4,603)	Barclays Bank PLC
300	10/05/22	1.700%	3 month LIBOR(1)	(3,738)	—	(3,738)	Barclays Bank PLC
1,300	11/15/22	1.640%	3 month LIBOR(2)	27,550	—	27,550	Barclays Bank PLC
1,175	02/14/23	2.070%	3 month LIBOR(1)	12,441	—	12,441	Bank of Nova Scotia
565	08/15/39	2.950%	3 month LIBOR(1)	(2,192)	—	(2,192)	Barclays Bank PLC
565	08/15/39	3.010%	3 month LIBOR(2)	(4,405)	—	(4,405)	Barclays Bank PLC
240	08/24/41	3.070%	3 month LIBOR(2)	(5,640)	—	(5,640)	Citibank N.A.
110	08/24/41	3.070%	3 month LIBOR(2)	(2,778)	—	(2,778)	Citibank N.A.
245	09/06/41	3.030%	3 month LIBOR(2)	(3,718)	—	(3,718)	UBS AG
245	09/06/41	3.110%	3 month LIBOR(2)	(7,771)	—	(7,771)	UBS AG
230	09/08/41	2.950%	3 month LIBOR(1)	57	—	57	Barclays Bank PLC
290	10/11/41	2.720%	3 month LIBOR(2)	10,584	—	10,584	JPMorgan Chase Bank
260	12/12/41	2.690%	3 month LIBOR(1)	(12,502)	—	(12,502)	Citibank N.A.
260	12/20/41	2.610%	3 month LIBOR(2)	16,425	—	16,425	Citibank N.A.
155	12/20/41	2.620%	3 month LIBOR(1)	(9,752)	—	(9,752)	Barclays Bank PLC
160	01/10/42	2.720%	3 month LIBOR(1)	(7,103)	—	(7,103)	Barclays Bank PLC
170	01/11/42	2.710%	3 month LIBOR(1)	(7,820)	—	(7,820)	Citibank N.A.
330	01/12/42	2.770%	3 month LIBOR(2)	11,001	—	11,001	Citibank N.A.
210	02/09/42	2.840%	3 month LIBOR(1)	(4,587)	—	(4,587)	Barclays Bank PLC

				$1,246,244	$—	$1,246,244

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$5,260,402	$—
Commercial Mortgage-Backed Securities	—	3,143,087	—
Corporate Bonds	—	7,800,449	—
Non-Corporate Foreign Agencies	—	1,870,495	—
Sovereigns	—	915,531	—
U.S. Government Agency Obligations	—	10,396,851	—
U.S. Treasury Obligations	—	5,336,373	—
Options Purchased	—	12,770	—
Options Written	—	(2,148)	—
Affiliated Money Market Mutual Fund	2,645,382	—	—
Other Financial Instruments*
Futures Contracts	4,859	—	—
Interest Rate Swaps	—	1,246,244	—

Total	$2,650,241	$35,980,054	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 90.3%
ASSET-BACKED SECURITIES — 10.7%
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%	02/15/16	1,300	$1,306,458
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%	12/22/14	793	793,360
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.453%(c)	11/15/15	800	800,080
American Express Credit Account Master Trust, Series 2011-1, Class A	Aaa	0.373%(c)	04/15/17	1,600	1,602,243
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.353%(c)	03/15/18	1,800	1,801,391
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%	10/08/15	274	274,202
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%	06/15/16	800	802,847
Bank of America Credit Card Trust, Series 2006-A7, Class A7	Aaa	0.243%(c)	12/15/16	800	799,990
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.953%(c)	03/15/16	1,400	1,434,957
Bank One Issuance Trust, Series 2003-A4, Class A4	Aaa	0.453%(c)	01/15/16	800	800,256
BMW Vehicle Lease Trust, Series 2012-1, Class A2	Aaa	0.590%	06/20/14	927	927,871
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%	11/17/14	541	541,649
Chase Issuance Trust, Series 2012-A8, Class A8	AAA(d)	0.540%	10/16/17	1,700	1,697,275
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%	09/20/19	830	994,207
Discover Card Master Trust, Series 2012-A, Class A3	Aaa	0.860%	11/15/17	1,000	1,005,602
Discover Card Master Trust, Series 2012-A1, Class A1	Aaa	0.810%	08/15/17	1,000	1,006,073
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.403%(c)	01/15/18	1,600	1,601,856
Ford Credit Auto Lease Trust, Series 2011-B, Class A2	AAA(d)	0.820%	01/15/14	438	437,875
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	Aaa	0.540%	11/15/14	1,400	1,400,617
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%	01/15/17	600	620,923
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.643%(c)	10/20/17	1,400	1,402,890
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%	01/22/15	1,800	1,800,182
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%	11/21/14	1,200	1,201,570
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%	09/22/14	362	362,204
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%	04/21/14	484	484,013
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.263%(c)	11/15/15	850	850,095
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.503%(c)	02/15/18	1,600	1,600,000
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%	05/15/15	577	577,749
Toyota Auto Receivables Owner Trust, Series 2011-B, Class A2	Aaa	0.530%	04/15/14	204	204,216

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%	11/15/15	1,100	$1,100,132
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%	01/15/15	733	733,880

TOTAL ASSET-BACKED SECURITIES (cost $30,899,434)					30,966,663

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.0%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AAB	AAA(d)	5.703%	06/11/50	540	564,252
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%	12/15/47	1,080	1,148,358
Commercial Mortgage Trust, Series 2005-GG3, Class A4	Aaa	4.799%(c)	08/10/42	590	622,732
Commercial Mortgage Trust, Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	1,532	1,577,579
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%(c)	02/15/38	2,100	2,226,697
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	A1	4.832%	04/15/37	500	530,174
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	330	329,012
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AAA(d)	5.553%(c)	04/10/38	1,100	1,216,176
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%	11/10/39	1,140	1,292,531
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.201%(c)	12/15/44	1,600	1,753,738
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.792%(c)	06/15/49	377	388,225
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	AAA(d)	5.300%	11/15/38	262	273,852
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	Aaa	5.274%(c)	11/12/37	100	109,167
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%(c)	08/12/43	1,900	2,156,152
Morgan Stanley Capital I, Series 2006-T21, Class A4	Aaa	5.162%(c)	10/12/52	750	823,628
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%	05/10/63	2,385	2,501,872
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011%(c)	06/15/45	2,000	2,276,422
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%	11/15/48	550	620,798

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,931,835)					20,411,365

CORPORATE BONDS — 12.8%
Banking — 6.1%
American Express Co., Sr. Unsec’d. Notes(a)	A3	2.650%	12/02/22	402	393,941
Bank of America Corp., Sr. Unsec’d. Notes(a)	Baa2	6.000%	09/01/17	1,305	1,515,036
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	07/15/21	350	394,915
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	01/14/22	325	361,339
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19	450	599,512
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%	02/21/18	1,290	1,293,878
DNB Boligkreditt AS (Norway), Covered Bonds, 144A(a)	Aaa	1.450%	03/21/18	1,355	1,361,074

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banking (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21		350	$396,574
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%	03/15/20		425	484,202
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%	08/17/15		6,400	6,416,723
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21		350	386,111
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%	07/22/20		75	83,140
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%	04/23/19		400	488,564
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	Baa1	6.000%	04/28/15		100	108,928
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN(a)	Baa1	5.500%	01/26/20		850	973,893
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125%	01/11/21		135	162,913
Swedbank Hypotek AB (Sweden), Covered Bonds, 144A	Aaa	1.375%	03/28/18		770	769,630
US Bancorp, Sr. Unsec’d. Notes	A1	4.200%	05/15/14		240	250,189
Wells Fargo & Co., Sr. Unsec’d. Notes(h)	A2	5.625%	12/11/17		1,175	1,389,835

						17,830,397

Cable — 0.2%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	2.100%	04/01/14		170	172,354
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.375%	04/01/21		470	528,821

						701,175

Capital Goods — 0.9%
ABB Finance USA, Inc., Gtd. Notes	A2	1.625%	05/08/17		445	451,197
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $104,838; purchased 06/24/10)(f)	Baa1	2.750%	07/01/13	(g)	105	105,557
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21		140	147,626
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(k)	A2	3.900%	07/12/21		350	389,764
United Technologies Corp., Sr. Unsec’d. Notes(a)	A2	1.800%	06/01/17		660	680,781
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16		120	125,787
Xylem, Inc., Gtd. Notes	Baa2	3.550%	09/20/16		630	671,804

						2,572,516

Chemicals — 0.2%
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes(a)	A2	4.250%	04/01/21		450	513,428

Electric — 0.1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21		280	311,071

Energy - Integrated — 0.6%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	A2	1.846%	05/05/17		605	620,181
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15		195	205,897
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16		225	239,678
PC Financial Partnership, Gtd. Notes	Baa1	5.000%	11/15/14		100	106,622
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18		200	241,925
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15		175	183,973

						1,598,276

Energy - Other — 0.2%
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	1.750%	02/15/17		545	560,358

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Energy - Other (cont’d.)
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	9.625%	03/01/19	50	$65,303

					625,661

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	4.125%	01/15/15	425	451,015
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	250	328,528
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	6.120%	05/01/13	150	150,662
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	209	249,393
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	191	227,247
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	75	78,904

					1,485,749

Healthcare & Pharmaceutical — 0.7%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	2.300%	06/15/16	370	385,061
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	1.500%	05/08/17	560	569,513
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	2.250%	08/15/16	965	999,172

					1,953,746

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.125%	06/01/21	275	302,486
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	280	321,388

					623,874

Insurance — 0.7%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	380	444,834
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	65	69,602
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	855	978,240
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	350	454,486

					1,947,162

Media & Entertainment — 0.3%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	350	385,837
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	425	486,428

					872,265

Metals
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	25	26,886

Non-Captive Finance — 0.4%
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	3.150%	09/07/22	150	149,041
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A1	3.100%	01/09/23	80	79,205
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%	01/07/21	75	84,436
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	30	33,587
General Electric Capital Corp., Series G, Sr.
Unsec’d. Notes, MTN	A1	6.000%	08/07/19	175	212,461
General Electric Capital Corp., Sub. Notes(a)(h)	A2	5.300%	02/11/21	625	716,485

					1,275,215

Pipelines & Other — 0.4%
Enterprise Products Operating LLC, Gtd. Notes(a)	Baa1	5.200%	09/01/20	125	146,602

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines & Other (cont’d.)
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	3.950%	09/01/22	475	$504,689
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	350	377,638

					1,028,929

Railroads — 0.2%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	350	428,409

Retailers — 0.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	200	210,581
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	425	487,180

					697,761

Telecommunications — 0.7%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	570	586,343
AT&T, Inc., Sr. Unsec’d. Notes	A3	2.500%	08/15/15	355	368,728
AT&T, Inc., Sr. Unsec’d. Notes(h)	A3	3.875%	08/15/21	600	648,775
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	55	73,193
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	350	391,416

					2,068,455

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	405	563,626

TOTAL CORPORATE BONDS (cost $35,688,566)					37,124,601

NON-CORPORATE FOREIGN AGENCY — 1.7%
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes (cost $4,892,002)	Aaa	2.375%	08/25/21	4,905	5,072,260

SOVEREIGNS — 4.3%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%	06/20/16	2,625	2,624,659
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%	03/21/16	900	899,640
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%	03/07/14	580	585,875
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	Aa3	4.250%	09/03/13	420	426,678
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	AA+(d)	2.875%	09/15/14	1,000	1,031,120
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	1,500	1,510,200
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	AAA(d)	0.625%	05/22/15	560	562,747
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16	580	609,406
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%	05/18/15	580	579,963
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	NR	0.250%	09/12/15	580	577,042
Province of British Columbia (Canada), Sr. Unsec’d. Notes	Aaa	2.000%	10/23/22	2,785	2,716,327
Spain Government International Bond (Spain), Notes, MTN, 144A(a)	Baa3	4.000%	03/06/18	500	495,300

TOTAL SOVEREIGNS (cost $12,698,208)					12,618,957

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 36.7%
Federal Home Loan Banks	1.375%	05/28/14	13,500	$13,682,196
Federal Home Loan Mortgage Corp.	0.375%	11/27/13	18,915	18,940,611
Federal Home Loan Mortgage Corp.(a)	0.750%	01/12/18	4,565	4,537,117
Federal Home Loan Mortgage Corp.	0.875%	03/07/18	17,990	17,954,416
Federal Home Loan Mortgage Corp.	1.000%	09/29/17	2,590	2,608,083
Federal Home Loan Mortgage Corp.	1.375%	02/25/14	9,430	9,531,910
Federal Home Loan Mortgage Corp.(a)	2.375%	01/13/22	4,985	5,188,383
Federal National Mortgage Assoc.	0.875%	02/08/18	1,185	1,181,517
Federal National Mortgage Assoc.	2.570%(s)	11/15/21	820	669,253
Federal National Mortgage Assoc.(a)	5.375%	06/12/17	5,605	6,682,640
Government National Mortgage Assoc.	4.000%	10/15/41	863	941,210
Israel Government AID Bond (Israel)	2.440%(s)	03/15/22	490	401,067
Israel Government AID Bond (Israel)(a)	5.500%	04/26/24	2,260	2,955,388
Residual Funding Corp. Strips Principal	1.480%(s)	10/15/19	11,750	10,696,389
Residual Funding Corp. Strips Principal	1.680%(s)	07/15/20	4,155	3,696,059
Tennessee Valley Authority(a)	5.500%	07/18/17	5,950	7,134,371

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $105,286,119)				106,800,610

U.S. TREASURY OBLIGATIONS — 17.1%
U.S. Treasury Bonds(a)	2.750%	11/15/42	735	681,253
U.S. Treasury Bonds	3.125%	02/15/43	2,435	2,439,566
U.S. Treasury Bonds	7.250%	08/15/22	2,935	4,359,391
U.S. Treasury Notes	0.250%	01/31/15	320	320,075
U.S. Treasury Notes	0.250%	02/28/15	1,940	1,940,151
U.S. Treasury Notes	0.250%	03/31/15	665	665,052
U.S. Treasury Notes	0.375%	03/15/16	45	45,028
U.S. Treasury Notes(a)	0.750%	02/28/18	60	59,986
U.S. Treasury Notes	0.750%	03/31/18	50	49,938
U.S. Treasury Notes(h)(k)	1.000%	03/31/17	4,145	4,217,214
U.S. Treasury Notes(a)	1.250%	02/29/20	10,390	10,406,229
U.S. Treasury Notes(a)	2.000%	02/15/23	6,520	6,602,517
U.S. Treasury Strips Coupon	2.360%(n)	02/15/25	890	672,512
U.S. Treasury Strips Principal(a)	0.260%(s)	02/15/15	11,325	11,268,398
U.S. Treasury Strips Principal	0.340%(s)	11/15/15	5,985	5,931,578

TOTAL U.S. TREASURY OBLIGATIONS (cost $49,357,974)				49,658,888

TOTAL LONG-TERM INVESTMENTS (cost $258,754,138)				262,653,344

Shares
SHORT-TERM INVESTMENT — 20.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 20.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $60,715,728; includes $58,925,363 of cash collateral received for securities on loan)(b)(w)	60,715,728	60,715,728

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED(j)
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.21% and pay a floating rate based on 3 month LIBOR, expiring 09/23/13	Deutsche Bank	1,436	$30,175
Receive a fixed rate of 2.22% and pay a floating rate based on 3 month LIBOR, expiring 09/23/13	Deutsche Bank	3,164	68,222

TOTAL OPTIONS PURCHASED (cost $93,840)			98,397

TOTAL SHORT-TERM INVESTMENTS (cost $60,809,568)			60,814,125

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 111.2% (cost $319,563,706)			323,467,469

OPTIONS WRITTEN(j)
Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.71% and recieve a floating rate based on 3 month LIBOR, expiring 09/23/13	Deutsche Bank	1,436	(5,001)
Pay a fixed rate of 1.72% and recieve a floating rate based on 3 month LIBOR, expiring 09/23/13	Deutsche Bank	3,164	(11,551)

TOTAL OPTIONS WRITTEN (premiums received $16,244)			(16,552)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 111.2% (cost $319,547,462)			323,450,917
Liabilities in excess of other assets(x) — (11.2)%			(32,507,710)

NET ASSETS — 100.0%			$290,943,207

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $57,674,539; cash collateral of $58,925,363 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such security is $104,838. The aggregate value of $105,557 is approximately 0.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represent fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at March 31, 2013.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Depreciation(1)

Long Position:
121	90 Day Euro Dollar	Jun. 2013	$30,162,518	$30,150,175	$(12,343)

Short Positions:
15	2 Year U.S. Treasury Notes	Jun. 2013	3,305,136	3,306,797	(1,661)
189	5 Year U.S. Treasury Notes	Jun. 2013	23,380,880	23,446,336	(65,456)
14	10 Year U.S. Treasury Notes	Jun. 2013	1,839,010	1,847,781	(8,771)
26	30 Year U.S. Ultra Treasury Bonds	Jun. 2013	4,060,995	4,097,438	(36,443)
27	30 Year U.S. Treasury Bonds	Jun. 2013	3,812,869	3,900,656	(87,787)

					(200,118)

					$(212,461)

(1)	The amount represents fair value of derivative instruments subject to interest rate risk exposure as of March 31, 2013.

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty

Over-the-counter swap agreements:
4,575	09/01/13	0.502%	3 month LIBOR(2)	$(4,308)	$—	$(4,308)	Barclays Bank PLC
19,585	10/30/13	0.563%	3 month LIBOR(2)	(63,168)	—	(63,168)	Morgan Stanley Capital Services
14,755	05/28/14	0.580%	3 month LIBOR(2)	(62,600)	—	(62,600)	Barclays Bank PLC
7,000	08/22/14	0.582%	3 month LIBOR(2)	(22,157)	—	(22,157)	JPMorgan Chase Bank
10,100	09/01/14	0.659%	3 month LIBOR(2)	(43,250)	—	(43,250)	Citibank N.A.
3,000	09/12/14	0.656%	3 month LIBOR(2)	(12,714)	—	(12,714)	Barclays Bank PLC
3,600	09/19/14	0.669%	3 month LIBOR(2)	(15,905)	—	(15,905)	JPMorgan Chase Bank
5,150	10/18/14	0.880%	3 month LIBOR(2)	(57,081)	—	(57,081)	Barclays Bank PLC
10,110	10/26/14	0.835%	3 month LIBOR(2)	(102,531)	—	(102,531)	Barclays Bank PLC
4,495	10/28/14	0.816%	3 month LIBOR(2)	(43,654)	—	(43,654)	Barclays Bank PLC
3,300	10/28/14	0.809%	3 month LIBOR(2)	(31,593)	—	(31,593)	Barclays Bank PLC
590	12/04/14	0.371%	3 month LIBOR(2)	(364)	—	(364)	Morgan Stanley Capital Services
10,700	03/19/15	0.844%	3 month LIBOR(2)	(93,666)	—	(93,666)	Barclays Bank PLC
11,900	07/05/15	0.612%	3 month LIBOR(2)	(56,723)	—	(56,723)	Bank of Nova Scotia
10,500	07/09/15	0.592%	3 month LIBOR(2)	(44,144)	—	(44,144)	Bank of Nova Scotia
14,000	08/06/15	0.508%	3 month LIBOR(2)	(24,451)	—	(24,451)	Bank of Nova Scotia
7,400	08/08/15	0.528%	3 month LIBOR(2)	(16,397)	—	(16,397)	Credit Suisse International
11,900	08/20/15	0.615%	3 month LIBOR(2)	(50,913)	—	(50,913)	Bank of Nova Scotia
13,800	09/11/15	0.521%	3 month LIBOR(2)	(23,851)	—	(23,851)	JPMorgan Chase Bank
2,000	09/28/15	0.918%	3 month LIBOR(2)	(22,901)	—	(22,901)	Barclays Bank PLC
10,500	10/11/15	0.462%	3 month LIBOR(2)	(15,189)	—	(15,189)	Bank of Nova Scotia
4,600	12/21/15	0.494%	3 month LIBOR(2)	(6,537)	—	(6,537)	Citibank N.A.
1,700	07/29/16	1.752%	3 month LIBOR(2)	(69,930)	—	(69,930)	Barclays Bank PLC
1,050	08/04/16	1.528%	3 month LIBOR(2)	(34,792)	—	(34,792)	Citibank N.A.
23,500	08/10/16	1.438%	3 month LIBOR(1)	701,808	—	701,808	Barclays Bank PLC
2,500	08/22/16	1.168%	3 month LIBOR(2)	(50,479)	—	(50,479)	Morgan Stanley Capital Services
17,810	08/31/16	0.934%	3 month LIBOR(1)	212,611	—	212,611	Credit Suisse International
5,540	08/31/16	0.975%	3 month LIBOR(2)	(74,011)	—	(74,011)	JPMorgan Chase Bank
5,540	08/31/16	0.978%	3 month LIBOR(2)	(74,687)	—	(74,687)	JPMorgan Chase Bank
5,880	09/15/16	1.174%	3 month LIBOR(1)	117,155	—	117,155	Barclays Bank PLC
26,900	09/27/16	1.111%	3 month LIBOR(1)	469,629	—	469,629	Morgan Stanley Capital Services

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty

Over-the-counter swap agreements (cont’d.)
4,910	09/28/16	1.238%	3 month LIBOR(2)	$(107,304)	$—	$(107,304)	Barclays Bank PLC
8,925	10/03/16	1.272%	3 month LIBOR(1)	254,196	—	254,196	UBS AG
8,685	10/05/16	1.239%	3 month LIBOR(1)	235,470	—	235,470	Morgan Stanley Capital Services
13,450	10/06/16	1.194%	3 month LIBOR(1)	340,155	—	340,155	JPMorgan Chase Bank
9,260	10/27/16	1.439%	3 month LIBOR(2)	(318,861)	—	(318,861)	Barclays Bank PLC
10,210	11/01/16	1.431%	3 month LIBOR(2)	(346,908)	—	(346,908)	Barclays Bank PLC
12,165	11/02/16	1.336%	3 month LIBOR(2)	(367,301)	—	(367,301)	Barclays Bank PLC
16,790	11/22/16	1.334%	3 month LIBOR(1)	495,872	—	495,872	Morgan Stanley Capital Services
7,370	11/29/16	1.351%	3 month LIBOR(1)	221,292	—	221,292	Citibank N.A.
8,165	11/30/16	1.398%	3 month LIBOR(1)	259,891	—	259,891	Barclays Bank PLC
7,450	11/30/16	0.945%	3 month LIBOR(2)	(103,575)	—	(103,575)	Citibank N.A.
14,140	12/05/16	1.338%	3 month LIBOR(2)	(414,344)	—	(414,344)	Barclays Bank PLC
3,300	12/29/16	1.351%	3 month LIBOR(1)	96,366	—	96,366	Barclays Bank PLC
2,210	12/30/16	1.328%	3 month LIBOR(1)	62,374	—	62,374	Citibank N.A.
1,685	01/03/17	1.311%	3 month LIBOR(2)	(44,937)	—	(44,937)	Citibank N.A.
5,610	01/20/17	1.120%	3 month LIBOR(2)	(104,049)	—	(104,049)	Bank of Nova Scotia
4,000	01/24/17	1.176%	3 month LIBOR(2)	(82,511)	—	(82,511)	Bank of Nova Scotia
3,145	01/26/17	1.215%	3 month LIBOR(1)	69,604	—	69,604	Bank of Nova Scotia
10,545	01/27/17	1.138%	3 month LIBOR(2)	(200,505)	—	(200,505)	Bank of Nova Scotia
3,900	02/02/17	1.020%	3 month LIBOR(1)	55,137	—	55,137	Bank of Nova Scotia
10,030	02/06/17	0.965%	3 month LIBOR(2)	(118,548)	—	(118,548)	Bank of Nova Scotia
4,460	02/08/17	1.037%	3 month LIBOR(2)	(65,175)	—	(65,175)	Bank of Nova Scotia
4,585	02/13/17	1.128%	3 month LIBOR(2)	(82,773)	—	(82,773)	Bank of Nova Scotia
1,475	02/21/17	1.179%	3 month LIBOR(2)	(29,231)	—	(29,231)	JPMorgan Chase Bank
8,825	02/28/17	0.680%	3 month LIBOR(1)	(1,583)	—	(1,583)	Citibank N.A.
4,180	03/06/17	1.122%	3 month LIBOR(2)	(72,021)	—	(72,021)	Barclays Bank PLC
3,000	03/30/17	1.232%	3 month LIBOR(2)	(60,126)	—	(60,126)	Bank of Nova Scotia
15,900	05/17/17	1.100%	3 month LIBOR(1)	294,681	—	294,681	Bank of Nova Scotia
10,500	05/18/17	1.131%	3 month LIBOR(1)	208,578	—	208,578	Morgan Stanley Capital Services
9,700	05/23/17	1.085%	3 month LIBOR(1)	171,066	—	171,066	Bank of Nova Scotia
12,000	06/07/17	0.998%	3 month LIBOR(1)	157,758	—	157,758	Barclays Bank PLC
11,800	06/07/17	1.041%	3 month LIBOR(1)	178,121	—	178,121	Bank of Nova Scotia
8,420	07/16/17	0.847%	3 month LIBOR(2)	(34,732)	—	(34,732)	Bank of Nova Scotia
7,425	08/31/17	0.872%	3 month LIBOR(2)	(10,775)	—	(10,775)	Deutshe Bank AG
8,300	09/10/17	0.845%	3 month LIBOR(2)	(14,372)	—	(14,372)	Morgan Stanley Capital Services
9,000	09/18/17	0.840%	3 month LIBOR(2)	(11,023)	—	(11,023)	Barclays Bank PLC
2,900	09/25/17	0.820%	3 month LIBOR(2)	36	—	36	Bank of Nova Scotia
2,350	09/28/17	0.795%	3 month LIBOR(1)	(2,814)	—	(2,814)	Credit Suisse International
3,950	10/04/17	0.772%	3 month LIBOR(2)	(2,482)	—	(2,482)	Bank of Nova Scotia
6,600	10/09/17	0.784%	3 month LIBOR(2)	(6,276)	—	(6,276)	Morgan Stanley Capital Services
5,700	10/09/17	0.765%	3 month LIBOR(2)	(138)	—	(138)	Bank of Nova Scotia
2,500	10/15/17	0.790%	3 month LIBOR(1)	2,375	—	2,375	Morgan Stanley Capital Services
5,900	10/22/17	0.882%	3 month LIBOR(2)	(30,710)	—	(30,710)	Bank of Nova Scotia
4,800	10/26/17	0.861%	3 month LIBOR(1)	19,213	—	19,213	Credit Suisse International
6,000	11/09/17	0.774%	3 month LIBOR(2)	5,639	—	5,639	Bank of Nova Scotia
3,730	11/13/17	0.775%	3 month LIBOR(1)	(4,054)	—	(4,054)	Bank of Nova Scotia
15,700	11/19/17	0.762%	3 month LIBOR(1)	(31,475)	—	(31,475)	Morgan Stanley Capital Services
4,940	12/05/17	0.758%	3 month LIBOR(1)	(14,602)	—	(14,602)	Morgan Stanley Capital Services
4,900	12/11/17	0.734%	3 month LIBOR(2)	20,574	—	20,574	Barclays Bank PLC
7,535	12/13/17	0.755%	3 month LIBOR(1)	(25,778)	—	(25,778)	Morgan Stanley Capital Services
2,800	12/20/17	0.868%	3 month LIBOR(2)	(5,089)	—	(5,089)	Morgan Stanley Capital Services
49,600	12/31/17	3.054%	3 month LIBOR(1)	8,818,905	—	8,818,905	JPMorgan Chase Bank
38,885	12/31/17	2.994%	3 month LIBOR(1)	7,410,067	—	7,410,067	Citibank N.A.
33,200	12/31/17	1.975%	3 month LIBOR(1)	2,670,890	—	2,670,890	Citibank N.A.
22,800	12/31/17	0.000%	3 month LIBOR(2)	(4,036,635)	—	(4,036,635)	JPMorgan Chase Bank
19,000	12/31/17	2.724%	3 month LIBOR(1)	3,110,689	—	3,110,689	Citibank N.A.
16,000	12/31/17	2.267%	3 month LIBOR(1)	1,936,957	—	1,936,957	Bank of America N.A.
10,380	12/31/17	2.252%	3 month LIBOR(1)	1,253,091	—	1,253,091	Citibank N.A.

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty

Over-the-counter swap agreements (cont’d.)
14,700	01/07/18	0.882%	3 month LIBOR(2)	$(12,979)	$—	$(12,979)	Morgan Stanley Capital Services
4,700	01/18/18	0.860%	3 month LIBOR(2)	3,473	—	3,473	Bank of Nova Scotia
3,500	02/01/18	1.035%	3 month LIBOR(2)	(25,011)	—	(25,011)	Bank of Nova Scotia
4,300	02/15/18	1.047%	3 month LIBOR(2)	(30,382)	—	(30,382)	Barclays Bank PLC
2,500	03/06/18	0.903%	3 month LIBOR(2)	2,244	—	2,244	Barclays Bank PLC
4,900	03/08/18	0.959%	3 month LIBOR(2)	(8,737)	—	(8,737)	Barclays Bank PLC
2,600	03/13/18	1.044%	3 month LIBOR(2)	(14,842)	—	(14,842)	Barclays Bank PLC
1,100	03/15/18	0.885%	3 month LIBOR(2)	2,413	—	2,413	Bank of Nova Scotia
2,000	03/18/18	1.052%	3 month LIBOR(2)	(11,739)	—	(11,739)	Barclays Bank PLC
1,100	03/18/18	1.048%	3 month LIBOR(1)	6,240	—	6,240	Bank of Nova Scotia
2,300	03/20/18	0.965%	3 month LIBOR(2)	(3,445)	—	(3,445)	Barclays Bank PLC
2,700	03/27/18	1.002%	3 month LIBOR(2)	(8,056)	—	(8,056)	Barclays Bank PLC
2,480	05/15/18	2.318%	3 month LIBOR(1)	188,148	—	188,148	JPMorgan Chase Bank
5,250	07/27/18	2.464%	3 month LIBOR(2)	(413,448)	—	(413,448)	Bank of America N.A.
101,000	08/09/18	2.008%	3 month LIBOR(1)	5,385,483	—	5,385,483	Barclays Bank PLC
2,390	08/09/18	2.136%	3 month LIBOR(1)	144,041	—	144,041	Bank of America N.A.
18,200	08/10/18	2.059%	3 month LIBOR(1)	1,019,267	—	1,019,267	Citibank N.A.
63,740	08/11/18	2.047%	3 month LIBOR(1)	3,523,555	—	3,523,555	Morgan Stanley Capital Services
6,500	08/11/18	2.032%	3 month LIBOR(2)	(354,231)	—	(354,231)	HSBC Bank USA N.A.
5,500	08/12/18	1.764%	3 month LIBOR(1)	219,710	—	219,710	UBS AG
6,600	08/17/18	1.845%	3 month LIBOR(2)	(290,916)	—	(290,916)	Morgan Stanley Capital Services
24,200	08/18/18	1.782%	3 month LIBOR(2)	(982,248)	—	(982,248)	Citibank N.A.
4,675	08/18/18	1.818%	3 month LIBOR(2)	(198,625)	—	(198,625)	Citibank N.A.
5,650	08/25/18	1.772%	3 month LIBOR(1)	224,001	—	224,001	Morgan Stanley Capital Services
3,120	08/30/18	1.850%	3 month LIBOR(1)	136,361	—	136,361	Morgan Stanley Capital Services
3,190	08/31/18	1.798%	3 month LIBOR(2)	(130,664)	—	(130,664)	Barclays Bank PLC
5,545	09/02/18	1.825%	3 month LIBOR(2)	(233,514)	—	(233,514)	Barclays Bank PLC
2,480	09/06/18	1.820%	3 month LIBOR(2)	(103,238)	—	(103,238)	Barclays Bank PLC
3,025	09/21/18	1.673%	3 month LIBOR(2)	(99,394)	—	(99,394)	Barclays Bank PLC
40,860	09/27/18	1.525%	3 month LIBOR(1)	1,001,703	—	1,001,703	Morgan Stanley Capital Services
2,910	09/28/18	1.598%	3 month LIBOR(1)	82,574	—	82,574	Barclays Bank PLC
1,455	09/29/18	1.735%	3 month LIBOR(2)	(52,021)	—	(52,021)	Barclays Bank PLC
5,005	10/03/18	1.745%	3 month LIBOR(1)	219,953	—	219,953	UBS AG
10,650	10/05/18	1.665%	3 month LIBOR(1)	416,828	—	416,828	Morgan Stanley Capital Services
16,695	10/06/18	1.599%	3 month LIBOR(1)	586,325	—	586,325	JPMorgan Chase Bank
1,245	10/11/18	1.770%	3 month LIBOR(1)	55,974	—	55,974	JPMorgan Chase Bank
4,115	10/19/18	1.915%	3 month LIBOR(2)	(218,048)	—	(218,048)	Barclays Bank PLC
10,065	10/21/18	1.908%	3 month LIBOR(2)	(527,159)	—	(527,159)	Barclays Bank PLC
11,150	11/01/18	1.984%	3 month LIBOR(2)	(626,472)	—	(626,472)	Barclays Bank PLC
12,755	11/02/18	1.880%	3 month LIBOR(2)	(638,303)	—	(638,303)	Barclays Bank PLC
5,135	11/08/18	1.738%	3 month LIBOR(2)	(211,986)	—	(211,986)	Citibank N.A.
16,495	11/22/18	1.766%	3 month LIBOR(1)	694,616	—	694,616	Morgan Stanley Capital Services
21,035	11/25/18	1.746%	3 month LIBOR(1)	856,181	—	856,181	Morgan Stanley Capital Services
16,125	11/29/18	1.758%	3 month LIBOR(1)	663,553	—	663,553	Citibank N.A.
7,235	11/30/18	1.830%	3 month LIBOR(1)	328,155	—	328,155	Barclays Bank PLC
12,845	12/05/18	1.812%	3 month LIBOR(2)	(565,193)	—	(565,193)	Barclays Bank PLC
7,000	12/08/18	1.802%	3 month LIBOR(2)	(302,488)	—	(302,488)	Barclays Bank PLC
3,700	12/14/18	1.709%	3 month LIBOR(2)	(138,292)	—	(138,292)	Barclays Bank PLC
6,490	01/12/19	1.699%	3 month LIBOR(2)	(221,669)	—	(221,669)	Citibank N.A.
6,220	01/17/19	1.602%	3 month LIBOR(2)	(175,441)	—	(175,441)	Barclays Bank PLC
3,080	01/19/19	1.572%	3 month LIBOR(2)	(80,965)	—	(80,965)	Bank of Nova Scotia
10,890	01/31/19	1.555%	3 month LIBOR(2)	(266,876)	—	(266,876)	Morgan Stanley Capital Services
5,375	02/03/19	1.448%	3 month LIBOR(2)	(96,650)	—	(96,650)	Bank of Nova Scotia
7,285	02/06/19	1.438%	3 month LIBOR(2)	(125,283)	—	(125,283)	Bank of Nova Scotia
1,980	02/21/19	1.572%	3 month LIBOR(2)	(47,866)	—	(47,866)	Citibank N.A.
3,770	02/23/19	1.632%	3 month LIBOR(2)	(103,784)	—	(103,784)	Barclays Bank PLC
4,150	03/02/19	1.542%	3 month LIBOR(2)	(90,786)	—	(90,786)	Barclays Bank PLC
1,650	03/05/19	1.642%	3 month LIBOR(2)	(45,547)	—	(45,547)	Bank of Nova Scotia

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty

Over-the-counter swap agreements (cont’d.)
2,780	03/13/19	1.616%	3 month LIBOR(2)	$(71,136)	$—	$(71,136)	Barclays Bank PLC
2,500	04/10/19	1.816%	3 month LIBOR(2)	(109,418)	—	(109,418)	Bank of Nova Scotia
3,400	04/13/19	1.638%	3 month LIBOR(1)	109,371	—	109,371	Bank of Nova Scotia
4,950	05/21/19	1.475%	3 month LIBOR(1)	96,026	—	96,026	Bank of Nova Scotia
5,760	05/22/19	1.455%	3 month LIBOR(1)	104,101	—	104,101	Morgan Stanley Capital Services
2,900	06/07/19	1.338%	3 month LIBOR(1)	27,691	—	27,691	Bank of Nova Scotia
4,370	07/23/19	1.220%	3 month LIBOR(2)	7,627	—	7,627	Bank of Nova Scotia
1,700	07/31/19	1.176%	3 month LIBOR(2)	8,638	—	8,638	Bank of Nova Scotia
5,600	08/01/19	1.229%	3 month LIBOR(2)	10,312	—	10,312	Bank of Nova Scotia
12,465	08/06/19	1.211%	3 month LIBOR(2)	41,449	—	41,449	Bank of Nova Scotia
1,410	09/27/19	1.220%	3 month LIBOR(1)	(8,707)	—	(8,707)	Bank of Nova Scotia
725	10/02/19	1.291%	3 month LIBOR(1)	(45)	—	(45)	Barclays Bank PLC
3,700	10/19/19	1.264%	3 month LIBOR(2)	(1,809)	—	(1,809)	Barclays Bank PLC
3,700	10/31/19	1.265%	3 month LIBOR(2)	480	—	480	Citibank N.A.
1,700	11/02/19	1.252%	3 month LIBOR(1)	(2,149)	—	(2,149)	Citibank N.A.
2,980	11/15/19	1.443%	3 month LIBOR(1)	17,929	—	17,929	Morgan Stanley Capital Services
1,400	11/16/19	1.167%	3 month LIBOR(1)	(11,296)	—	(11,296)	Barclays Bank PLC
4,000	12/12/19	1.152%	3 month LIBOR(2)	43,058	—	43,058	Bank of Nova Scotia
2,980	02/15/20	1.505%	3 month LIBOR(2)	(9,338)	—	(9,338)	Morgan Stanley Capital Services
2,400	02/22/20	1.550%	3 month LIBOR(2)	(24,393)	—	(24,393)	Citibank N.A.
775	09/10/20	2.620%	3 month LIBOR(2)	(61,250)	—	(61,250)	Barclays Bank PLC
11,185	09/17/20	2.708%	3 month LIBOR(2)	(949,478)	—	(949,478)	Morgan Stanley Capital Services
8,140	09/23/20	2.685%	3 month LIBOR(2)	(673,507)	—	(673,507)	Citibank N.A.
6,810	09/30/20	2.485%	3 month LIBOR(2)	(461,394)	—	(461,394)	Morgan Stanley Capital Services
6,680	10/01/20	2.522%	3 month LIBOR(2)	(548,725)	—	(548,725)	UBS AG
11,515	11/12/20	2.888%	3 month LIBOR(2)	(1,231,227)	—	(1,231,227)	Citibank N.A.
1,600	06/08/21	4.640%	3 month LIBOR(1)	162,356	—	162,356	Morgan Stanley Capital Services
1,300	08/01/21	3.068%	3 month LIBOR(1)	145,415	—	145,415	Citibank N.A.
1,340	08/04/21	2.802%	3 month LIBOR(1)	120,795	—	120,795	Barclays Bank PLC
700	08/09/21	2.625%	3 month LIBOR(2)	(52,789)	—	(52,789)	Citibank N.A.
2,310	08/15/21	2.380%	3 month LIBOR(2)	(127,156)	—	(127,156)	Barclays Bank PLC
1,340	08/19/21	2.350%	3 month LIBOR(2)	(70,093)	—	(70,093)	Barclays Bank PLC
1,100	08/24/21	2.250%	3 month LIBOR(1)	48,178	—	48,178	Citibank N.A.
4,905	08/25/21	2.222%	3 month LIBOR(2)	(203,164)	—	(203,164)	Bank of America N.A.
1,850	09/01/21	2.370%	3 month LIBOR(2)	(97,969)	—	(97,969)	Citibank N.A.
1,945	09/06/21	2.222%	3 month LIBOR(1)	79,030	—	79,030	UBS AG
1,350	09/06/21	2.248%	3 month LIBOR(1)	57,583	—	57,583	Barclays Bank PLC
850	09/09/21	2.205%	3 month LIBOR(2)	(33,152)	—	(33,152)	Barclays Bank PLC
1,320	09/13/21	2.171%	3 month LIBOR(2)	(47,444)	—	(47,444)	Bank of America N.A.
1,385	09/14/21	2.160%	3 month LIBOR(1)	48,409	—	48,409	Barclays Bank PLC
1,355	09/16/21	2.212%	3 month LIBOR(1)	52,920	—	52,920	Barclays Bank PLC
890	09/19/21	2.259%	3 month LIBOR(2)	(37,852)	—	(37,852)	Barclays Bank PLC
3,110	09/22/21	2.158%	3 month LIBOR(1)	106,090	—	106,090	Barclays Bank PLC
1,330	09/23/21	2.099%	3 month LIBOR(2)	(38,952)	—	(38,952)	Citibank N.A.
1,625	10/03/21	2.160%	3 month LIBOR(1)	70,459	—	70,459	Morgan Stanley Capital Services
1,080	10/04/21	2.108%	3 month LIBOR(1)	41,920	—	41,920	Citibank N.A.
2,790	10/06/21	2.038%	3 month LIBOR(2)	(91,073)	—	(91,073)	Citibank N.A.
2,395	10/07/21	2.135%	3 month LIBOR(1)	97,981	—	97,981	Citibank N.A.
2,960	10/11/21	2.265%	3 month LIBOR(2)	(153,098)	—	(153,098)	Citibank N.A.
2,960	10/11/21	2.285%	3 month LIBOR(2)	(158,172)	—	(158,172)	Barclays Bank PLC
1,850	10/11/21	2.118%	3 month LIBOR(1)	72,296	—	72,296	Citibank N.A.
3,020	12/06/21	2.238%	3 month LIBOR(2)	(134,837)	—	(134,837)	Barclays Bank PLC
1,070	12/19/21	2.052%	3 month LIBOR(1)	29,710	—	29,710	Barclays Bank PLC
5,260	12/22/21	2.085%	3 month LIBOR(1)	159,541	—	159,541	Barclays Bank PLC
600	12/23/21	2.090%	3 month LIBOR(2)	(18,407)	—	(18,407)	Barclays Bank PLC
2,945	12/28/21	2.118%	3 month LIBOR(2)	(96,038)	—	(96,038)	Barclays Bank PLC
2,850	01/13/22	2.050%	3 month LIBOR(2)	(70,425)	—	(70,425)	Bank of Nova Scotia
2,295	01/13/22	1.660%	3 month LIBOR(2)	19,694	—	19,694	Citibank N.A.

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty

Over-the-counter swap agreements (cont’d.)
2,295	01/13/22	1.676%	3 month LIBOR(1)	$(16,587)	$—	$(16,587)	Citibank N.A.
2,850	01/20/22	1.998%	3 month LIBOR(2)	(56,219)	—	(56,219)	Bank of Nova Scotia
2,190	01/24/22	2.112%	3 month LIBOR(2)	(63,756)	—	(63,756)	Bank of Nova Scotia
1,650	01/24/22	2.118%	3 month LIBOR(2)	(48,738)	—	(48,738)	Bank of Nova Scotia
2,850	01/25/22	2.171%	3 month LIBOR(1)	96,952	—	96,952	Bank of Nova Scotia
2,595	02/02/22	1.914%	3 month LIBOR(2)	(29,483)	—	(29,483)	Citibank N.A.
840	02/13/22	2.120%	3 month LIBOR(1)	23,502	—	23,502	Bank of Nova Scotia
1,900	02/17/22	2.018%	3 month LIBOR(2)	(36,047)	—	(36,047)	Bank of Nova Scotia
1,415	02/21/22	2.105%	3 month LIBOR(2)	(36,899)	—	(36,899)	JPMorgan Chase Bank
945	02/21/22	2.100%	3 month LIBOR(2)	(24,240)	—	(24,240)	JPMorgan Chase Bank
1,430	02/23/22	2.117%	3 month LIBOR(2)	(38,528)	—	(38,528)	JPMorgan Chase Bank
1,800	03/28/22	2.350%	3 month LIBOR(1)	79,503	—	79,503	Barclays Bank PLC
2,100	05/15/22	1.988%	3 month LIBOR(2)	(38,688)	—	(38,688)	JPMorgan Chase Bank
2,750	06/11/22	1.842%	3 month LIBOR(2)	(8,619)	—	(8,619)	Bank of Nova Scotia
3,500	06/20/22	1.716%	3 month LIBOR(2)	30,849	—	30,849	Bank of Nova Scotia
2,200	08/10/22	1.758%	3 month LIBOR(2)	22,408	—	22,408	Bank of Nova Scotia
1,300	10/16/22	1.722%	3 month LIBOR(1)	(14,234)	—	(14,234)	Barclays Bank PLC
1,900	10/25/22	1.801%	3 month LIBOR(1)	(8,063)	—	(8,063)	Credit Suisse International
15,600	11/15/22	1.639%	3 month LIBOR(2)	330,598	—	330,598	Barclays Bank PLC
7,925	02/14/23	2.069%	3 month LIBOR(1)	83,913	—	83,913	Bank of Nova Scotia
2,700	02/19/23	2.105%	3 month LIBOR(2)	(36,355)	—	(36,355)	Bank of Nova Scotia
1,200	02/19/23	2.072%	3 month LIBOR(1)	12,516	—	12,516	Bank of Nova Scotia
700	03/21/23	2.038%	3 month LIBOR(2)	(3,373)	—	(3,373)	Barclays Bank PLC
1,650	09/01/26	2.848%	3 month LIBOR(2)	(87,956)	—	(87,956)	Citibank N.A.
2,480	02/14/27	2.502%	3 month LIBOR(1)	20,049	—	20,049	Barclays Bank PLC
3,650	08/15/39	2.949%	3 month LIBOR(1)	(14,160)	—	(14,160)	Barclays Bank PLC
3,650	08/15/39	3.011%	3 month LIBOR(2)	(28,456)	—	(28,456)	Barclays Bank PLC
990	08/24/41	3.065%	3 month LIBOR(2)	(23,263)	—	(23,263)	Citibank N.A.
770	08/24/41	3.074%	3 month LIBOR(2)	(19,446)	—	(19,446)	Citibank N.A.
1,020	09/06/41	3.028%	3 month LIBOR(2)	(15,479)	—	(15,479)	UBS AG
1,020	09/06/41	3.110%	3 month LIBOR(2)	(32,355)	—	(32,355)	UBS AG
985	09/08/41	2.954%	3 month LIBOR(1)	243	—	243	Barclays Bank PLC
605	09/09/41	3.019%	3 month LIBOR(1)	8,073	—	8,073	Barclays Bank PLC
1,270	10/11/41	2.719%	3 month LIBOR(2)	46,350	—	46,350	JPMorgan Chase Bank
1,310	10/17/41	2.905%	3 month LIBOR(1)	1,501	—	1,501	Barclays Bank PLC
1,350	12/12/41	2.685%	3 month LIBOR(1)	(64,915)	—	(64,915)	Citibank N.A.
1,235	12/20/41	2.614%	3 month LIBOR(2)	78,017	—	78,017	Citibank N.A.
750	12/20/41	2.615%	3 month LIBOR(1)	(47,187)	—	(47,187)	Barclays Bank PLC
775	01/10/42	2.718%	3 month LIBOR(1)	(34,403)	—	(34,403)	Barclays Bank PLC
820	01/11/42	2.710%	3 month LIBOR(1)	(37,718)	—	(37,718)	Citibank N.A.
1,595	01/12/42	2.772%	3 month LIBOR(2)	53,171	—	53,171	Citibank N.A.
1,070	02/09/42	2.840%	3 month LIBOR(1)	(23,373)	—	(23,373)	Barclays Bank PLC

				$26,469,668	$—	$26,469,668

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$30,966,663	$—
Commercial Mortgage-Backed Securities	—	20,411,365	—
Corporate Bonds	—	37,124,601	—
Non-Corporate Foreign Agency	—	5,072,260	—
Sovereigns	—	12,618,957	—
U.S. Government Agency Obligations	—	106,800,610	—
U.S. Treasury Obligations	—	49,658,888	—
Options Purchased	—	98,397	—
Affiliated Money Market Mutual Fund	60,715,728	—	—
Options Written	—	(16,552)	—
Other Financial Instruments*
Futures Contracts	(212,461)	—	—
Interest Rate Swaps	—	26,469,668	—

Total	$60,503,267	$289,204,857	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 91.3%
ASSET-BACKED SECURITIES — 10.3%
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%	02/15/16	1,800	$1,808,942
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%	12/22/14	1,189	1,190,040
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.453%(c)	11/15/15	800	800,080
American Express Credit Account Master Trust, Series 2011-1, Class A	Aaa	0.373%(c)	04/15/17	2,600	2,603,645
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.353%(c)	03/15/18	2,300	2,301,778
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%	10/08/15	274	274,202
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%	06/15/16	1,000	1,003,559
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.953%(c)	03/15/16	3,400	3,484,895
BMW Vehicle Lease Trust, Series 2012-1, Class A2	Aaa	0.590%	06/20/14	1,498	1,498,868
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%	11/17/14	753	753,599
Chase Issuance Trust, Series 2012-A8, Class A8 .	AAA(d)	0.540%	10/16/17	2,400	2,396,153
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	0.340%(c)	12/15/18	1,000	998,531
Discover Card Master Trust, Series 2012-A1, Class A1	Aaa	0.810%	08/15/17	2,000	2,012,146
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.403%(c)	01/15/18	2,800	2,803,248
Ford Credit Auto Lease Trust, Series 2011-B, Class A2	AAA(d)	0.820%	01/15/14	541	540,904
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	Aaa	0.540%	11/15/14	2,600	2,601,147
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%	01/15/17	600	620,923
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	Aaa	0.583%(c)	01/15/18	1,600	1,599,099
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.643%(c)	10/20/17	2,100	2,104,334
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%	01/22/15	2,400	2,400,242
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%	11/21/14	1,900	1,902,485
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%	09/22/14	422	422,571
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%	04/21/14	658	658,258
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.263%(c)	11/15/15	1,000	1,000,112
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.503%(c)	02/15/18	2,400	2,400,000
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%	05/15/15	634	635,524
Toyota Auto Receivables Owner Trust, Series 2011-B, Class A2	Aaa	0.530%	04/15/14	408	408,431
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%	11/15/15	2,800	2,800,336

TOTAL ASSET-BACKED SECURITIES (cost $43,742,073)					44,024,052

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.2%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4	Aaa	4.668%	07/10/43	2,250	$2,408,479
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa	5.309%	10/10/45	280	287,731
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5	Aaa	4.857%(c)	07/10/43	275	294,959
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(d)	5.330%	01/12/45	22	22,104
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%	12/15/47	1,410	1,499,245
Commercial Mortgage Trust, Series 2005-GG3, Class A4	Aaa	4.799%(c)	08/10/42	600	633,287
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%(c)	02/15/38	3,000	3,180,996
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A2	Aaa	5.268%	02/15/40	11	10,522
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	AA+(d)	2.615%	01/25/23	2,000	2,002,908
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	236	235,009
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,065	2,126,302
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(d)	5.553%(c)	04/10/38	1,600	1,768,984
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	Aaa	5.560%	11/10/39	1,560	1,768,726
GS Mortgage Securities Trust, Series 2007-GG10, Class A2	Aaa	5.778%(c)	08/10/45	410	416,017
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.201%(c)	12/15/44	2,380	2,608,685
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.792%(c)	06/15/49	269	277,303
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%	02/15/51	127	130,311
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%	09/15/39	7	6,593
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%(c)	08/12/43	2,700	3,064,006
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.481%(c)	02/12/39	300	333,368
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	5	4,985
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%	05/10/63	3,165	3,320,094
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011%(c)	06/15/45	3,000	3,414,633
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%	11/15/48	750	846,543

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $29,791,425)					30,661,790

CORPORATE BONDS — 11.3%
Banking — 5.3%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%	12/02/22	345	338,083
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	325	344,377
Bank of America Corp., Sr. Unsec’d. Notes(h)	Baa2	6.000%	09/01/17	1,750	2,031,657
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.750%	05/22/19	255	317,189
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21	300	338,498

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banking (cont’d.)
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	01/14/22	280	$311,308
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19	825	1,099,105
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%	02/21/18	1,910	1,915,741
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	300	339,921
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%	03/15/20	625	712,062
Inter-American Development Bank, Sr. Unsec’d. Notes	Aaa	0.500%	08/17/15	8,680	8,702,681
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21	300	330,952
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	6.300%	04/23/19	850	1,038,199
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%	04/28/15	375	408,482
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	01/26/20	1,175	1,346,263
PNC Bank NA, Sub. Notes	A3	2.950%	01/30/23	610	606,428
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa2	4.200%	05/13/14	425	442,212
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A3	6.125%	01/11/21	70	84,473
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%	02/01/18	1,750	2,082,941

					22,790,572

Cable — 0.1%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%	04/15/19	480	481,328

Capital Goods — 0.8%
ABB Finance USA, Inc., Gtd. Notes	A2	1.625%	05/08/17	635	643,842
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21	185	195,077
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21	300	334,083
United Technologies Corp., Sr. Unsec’d. Notes	A2	1.800%	06/01/17	890	918,023
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16	170	178,198
Xylem, Inc., Gtd. Notes	Baa2	3.550%	09/20/16	920	981,048

					3,250,271

Chemicals — 0.2%
E. I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%	04/01/21	650	741,619

Electric — 0.1%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	125	150,332
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	385	427,723

					578,055

Energy - Integrated — 0.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(h)	A2	1.846%	05/05/17	1,195	1,224,985
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	105	110,867
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	195	207,721
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	50	57,130

					1,600,703

Energy - Other — 0.2%
Occidental Petroleum Corp., Sr. Unsec’d. Notes(h)	A1	1.750%	02/15/17	770	791,699

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Energy - Other (cont’d.)
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	A1	4.100%	02/01/21	65	$73,690
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	30	32,358

					897,747

Foods — 0.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	800	1,051,289
Bottling Group LLC, Gtd. Notes	Aa3	5.125%	01/15/19	125	147,690
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes(h)	AA-(d)	4.250%	03/01/15	450	480,752
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	209	249,393
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	191	227,247
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	275	289,315

					2,445,686

Healthcare & Pharmaceutical — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	2.300%	06/15/16	655	681,662
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	1.500%	05/08/17	805	818,675
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa3	5.125%	02/10/19	250	298,504
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	275	342,017
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	3.600%	08/15/21	355	367,215

					2,508,073

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	4.125%	06/01/21	150	164,992
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	290	358,160
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	385	441,908

					965,060

Insurance — 0.6%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	550	643,839
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	850	972,519
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	790	1,025,840

					2,642,198

Media & Entertainment — 0.4%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	300	330,718
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.375%	04/01/21	360	405,054
Time Warner, Inc., Gtd. Notes.	Baa2	4.875%	03/15/20	525	600,882
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.500%	03/01/21	155	171,388

					1,508,042

Non-Captive Finance — 0.4%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%	01/09/23	70	69,304
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22	125	124,201
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%	01/07/21	65	73,177
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	30	33,587
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN(h)	A1	6.000%	08/07/19	550	667,736
General Electric Capital Corp., Sub. Notes	A2	5.300%	02/11/21	575	659,166

					1,627,171

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines & Other — 0.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	170	$229,365
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	650	690,627
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	450	485,535

					1,405,527

Railroads — 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	450	550,812

Retailers — 0.2%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125%	02/01/19	415	472,954
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	400	458,522

					931,476

Technology — 0.1%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	240	276,955

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	820	843,511
AT&T, Inc., Sr. Unsec’d. Notes	A3	3.875%	08/15/21	1,070	1,156,982
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	300	335,499

					2,335,992

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	495	688,876

TOTAL CORPORATE BONDS (cost $45,773,190)					48,226,163

MUNICIPAL BOND
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $251,545)	A1	5.450%	04/01/15	250	274,010

NON-CORPORATE FOREIGN AGENCIES — 3.6%
Asian Development Bank (China), Sr. Unsec’d. Notes	Aaa	0.500%	06/20/16	3,870	3,869,497
DNB Boligkreditt AS (Norway), Covered Bonds, 144A	Aaa	1.450%	03/21/18	2,900	2,913,001
Kreditanstalt fur Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	7,050	7,290,405
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	160	192,999
Swedbank Hypotek AB (Sweden), Covered Bonds, 144A	Aaa	1.375%	03/28/18	1,140	1,139,452

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $15,084,655)					15,405,354

SOVEREIGNS — 3.3%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%	03/21/16	1,000	999,600
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%	03/07/14	830	838,408
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	Aa3	4.250%	09/03/13	800	812,720
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	AA+(d)	2.875%	09/15/14	1,100	1,134,232
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	2,200	2,214,960
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	AAA(d)	0.625%	05/22/15	830	834,072
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16	700	735,490

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGNS (Continued)
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	NR	0.375%	05/18/15	840	$839,946
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	NR	0.250%	09/12/15	840	835,716
Province of British Columbia (Canada), Sr. Unsec’d. Notes	Aaa	2.000%	10/23/22	4,080	3,979,395
Spain Government International Bond (Spain), Notes, 144A	Baa3	4.000%	03/06/18	1,000	990,600

TOTAL SOVEREIGNS (cost $14,337,375)					14,215,139

U.S. GOVERNMENT AGENCY OBLIGATIONS — 38.3%
Federal Home Loan Banks		0.250%	02/20/15	26,515	26,482,015
Federal Home Loan Banks(h)		1.375%	05/28/14	19,200	19,459,123
Federal Home Loan Mortgage Corp		0.375%	11/27/13	19,320	19,346,159
Federal Home Loan Mortgage Corp		0.625%	12/29/14	5,250	5,281,070
Federal Home Loan Mortgage Corp		0.750%	01/12/18	235	233,565
Federal Home Loan Mortgage Corp		0.875%	03/07/18	19,185	19,147,052
Federal Home Loan Mortgage Corp		1.000%	09/29/17	205	206,431
Federal Home Loan Mortgage Corp		2.375%	01/13/22	7,975	8,300,372
Federal National Mortgage Association		0.875%	02/08/18	1,710	1,704,974
Federal National Mortgage Association		5.375%	06/12/17	2,275	2,712,401
Government National Mortgage Association		4.000%	TBA	13,000	14,062,851
Government National Mortgage Association		4.000%	02/15/39	37	40,396
Government National Mortgage Association		4.000%	03/20/40	298	323,487
Government National Mortgage Association		4.000%	04/20/40	643	697,931
Government National Mortgage Association		4.000%	07/20/40	647	702,465
Government National Mortgage Association		4.000%	08/15/40	326	357,385
Government National Mortgage Association		4.000%	08/20/40	8,506	9,235,211
Government National Mortgage Association		4.000%	09/20/40	661	720,825
Government National Mortgage Association		4.000%	10/20/40	381	415,547
Government National Mortgage Association		4.000%	12/15/40	220	246,263
Government National Mortgage Association		4.000%	04/20/41	392	427,200
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		2.250%(s)	03/15/22	1,740	1,424,198
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%	04/26/24	3,350	4,380,775
Residual Funding Corp. Strips Principal		1.440%(s)	10/15/19	10,960	9,977,228
Residual Funding Corp. Strips Principal		1.610%(s)	07/15/20	9,595	8,535,184
Tennessee Valley Authority, Sr. Unsec’d. Notes		4.500%	04/01/18	8,000	9,375,688

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $162,428,621)					163,795,796

U.S. TREASURY OBLIGATIONS — 17.3%
U.S. Treasury Bonds		2.750%	11/15/42	1,085	$1,005,659
U.S. Treasury Bonds		3.125%	02/15/43	5,530	5,540,369
U.S. Treasury Bonds		7.250%	08/15/22	4,380	6,505,667
U.S. Treasury Bonds(h)		11.250%	02/15/15	2,995	3,610,146
U.S. Treasury Notes(k)		0.250%	02/28/15	10,720	10,720,836
U.S. Treasury Notes		0.250%	03/31/15	3,675	3,675,287
U.S. Treasury Notes		0.375%	03/15/16	6,625	6,629,141
U.S. Treasury Notes		0.750%	02/28/18	2,780	2,779,349
U.S. Treasury Notes		0.750%	03/31/18	4,205	4,199,744
U.S. Treasury Notes		2.000%	02/15/23	755	764,555
U.S. Treasury Strips Coupon		0.290%(n)	05/15/15	6,120	6,081,732
U.S. Treasury Strips Coupon		2.370%(n)	02/15/25	1,240	936,984
U.S. Treasury Strips Principal		0.270%(s)	02/15/15	14,725	14,651,404

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Principal	0.340%(s)	11/15/15	6,892	$6,830,482

TOTAL U.S. TREASURY OBLIGATIONS (cost $73,601,367)				73,931,355

TOTAL LONG-TERM INVESTMENTS (cost $385,010,251)				390,533,659

			Shares
SHORT-TERM INVESTMENT — 4.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $19,158,995)(w)			19,158,995	19,158,995

		Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j)
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.21% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13		Deutsche Bank	2,124	44,632
Receive a fixed rate of 2.22% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13		Deutsche Bank	4,681	100,932

TOTAL OPTIONS PURCHASED (cost $138,822)				145,564

TOTAL SHORT-TERM INVESTMENTS (cost $19,297,817)				19,304,559

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 95.8% (cost $404,308,068)				409,838,218

OPTIONS WRITTEN*(j)
Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.71% and receive a floating rate based on 3-month LIBOR, expiring 09/23/13		Deutsche Bank	2,124	(7,396)
Pay a fixed rate of 1.72% and receive a floating rate based on 3-month LIBOR, expiring 09/23/13		Deutsche Bank	4,681	(17,089)

TOTAL OPTIONS WRITTEN (premiums received $24,030)				(24,485)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 95.8% (cost $404,284,038)				409,813,733
Other assets in excess of liabilities(x) — 4.2%				17,870,016

NET ASSETS — 100.0%				$427,683,749

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represent fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at March 31, 2013.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -
Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)
Long Positions:
9	10 Year U.S. Treasury Notes	Jun. 2013	$1,183,795	$1,187,859	$4,064
2	30 Year U.S. Treasury Bonds	Jun. 2013	282,815	288,938	6,123

					10,187

Short Positions:
48	90 Day Euro Dollar	Jun. 2013	11,964,504	11,960,400	4,104
193	2 Year U.S. Treasury Notes	Jun. 2013	42,526,124	42,547,453	(21,329)
309	5 Year U.S. Treasury Notes	Jun. 2013	38,216,773	38,332,898	(116,125)
66	30 Year U.S. Ultra Treasury Bonds	Jun. 2013	10,231,878	10,401,188	(169,310)

					(302,660)

					$(292,473)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (3)	Counterparty
Over-the-counter swap agreements:
6,490	09/01/13	0.502%	3 month LIBOR(2)	$(6,112)	$—	$(6,112)	Barclays Bank PLC
20,000	10/30/13	0.563%	3 month LIBOR(2)	(64,507)	—	(64,507)	Morgan Stanley Capital Services
46,350	04/12/14	0.596%	3 month LIBOR(1)	212,359	—	212,359	Citibank N.A.
20,990	05/28/14	0.580%	3 month LIBOR(2)	(89,052)	—	(89,052)	Barclays Bank PLC
23,940	07/03/14	0.552%	3 month LIBOR(1)	70,987	—	70,987	Bank of Nova Scotia
26,200	08/17/14	0.605%	3 month LIBOR(2)	(92,822)	—	(92,822)	Barclays Bank PLC
20,855	08/27/14	0.630%	3 month LIBOR(2)	(80,607)	—	(80,607)	Barclays Bank PLC
20,855	08/28/14	0.630%	3 month LIBOR(2)	(80,368)	—	(80,368)	Barclays Bank PLC
4,200	09/12/14	0.656%	3 month LIBOR(2)	(17,800)	—	(17,800)	Barclays Bank PLC
5,200	09/19/14	0.669%	3 month LIBOR(2)	(22,975)	—	(22,975)	JPMorgan Chase Bank
4,950	09/27/14	0.650%	3 month LIBOR(2)	(20,371)	—	(20,371)	Citibank N.A.

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
2,300	09/27/14	0.401%	3 month LIBOR(1)	$5,435	$ —	$5,435	Barclays Bank PLC
2,285	10/26/14	0.835%	3 month LIBOR(2)	(23,173)	—	(23,173)	Barclays Bank PLC
6,235	10/28/14	0.816%	3 month LIBOR(2)	(60,553)	—	(60,553)	Barclays Bank PLC
2,265	10/28/14	0.809%	3 month LIBOR(2)	(21,685)	—	(21,685)	Barclays Bank PLC
590	12/04/14	0.371%	3 month LIBOR(2)	(364)	—	(364)	Morgan Stanley Capital Services
7,500	07/09/15	0.592%	3 month LIBOR(2)	(31,531)	—	(31,531)	Bank of Nova Scotia
11,000	08/20/15	0.615%	3 month LIBOR(2)	(47,063)	—	(47,063)	Bank of Nova Scotia
6,660	09/28/15	0.491%	3 month LIBOR(1)	5,390	—	5,390	Credit Suisse International
2,640	09/28/15	0.918%	3 month LIBOR(2)	(30,230)	—	(30,230)	Barclays Bank PLC
4,100	12/21/15	0.494%	3 month LIBOR(2)	(5,827)	—	(5,827)	Citibank N.A.
2,250	08/04/16	1.528%	3 month LIBOR(2)	(74,553)	—	(74,553)	Citibank N.A.
3,520	08/22/16	1.168%	3 month LIBOR(2)	(71,074)	—	(71,074)	Morgan Stanley Capital Services
3,060	08/26/16	1.299%	3 month LIBOR(1)	75,479	—	75,479	Morgan Stanley Capital Services
25,560	08/31/16	0.934%	3 month LIBOR(1)	305,128	—	305,128	Credit Suisse International
7,950	08/31/16	0.975%	3 month LIBOR(2)	(106,208)	—	(106,208)	JPMorgan Chase Bank
7,950	08/31/16	0.978%	3 month LIBOR(2)	(107,177)	—	(107,177)	JPMorgan Chase Bank
4,850	09/01/16	1.261%	3 month LIBOR(2)	(112,789)	—	(112,789)	Citibank N.A.
9,150	09/06/16	1.170%	3 month LIBOR(1)	182,763	—	182,763	UBS AG
12,350	11/08/16	1.230%	3 month LIBOR(2)	(318,886)	—	(318,886)	Citibank N.A.
8,685	11/30/16	0.945%	3 month LIBOR(2)	(120,807)	—	(120,807)	Citibank N.A.
10,820	12/08/16	1.345%	3 month LIBOR(2)	(319,622)	—	(319,622)	Barclays Bank PLC
4,400	12/29/16	1.351%	3 month LIBOR(1)	128,488	—	128,488	Barclays Bank PLC
2,970	12/30/16	1.328%	3 month LIBOR(1)	83,823	—	83,823	Citibank N.A.
3,395	01/03/17	1.311%	3 month LIBOR(2)	(90,542)	—	(90,542)	Citibank N.A.
6,250	01/12/17	1.235%	3 month LIBOR(2)	(145,584)	—	(145,584)	Citibank N.A.
11,600	01/17/17	1.149%	3 month LIBOR(2)	(229,419)	—	(229,419)	Barclays Bank PLC
7,800	01/20/17	1.120%	3 month LIBOR(2)	(144,667)	—	(144,667)	Bank of Nova Scotia
5,300	01/24/17	1.176%	3 month LIBOR(2)	(109,328)	—	(109,328)	Bank of Nova Scotia
18,470	01/27/17	1.138%	3 month LIBOR(2)	(351,192)	—	(351,192)	Bank of Nova Scotia
4,700	02/02/17	1.020%	3 month LIBOR(1)	66,447	—	66,447	Bank of Nova Scotia
11,330	02/06/17	0.965%	3 month LIBOR(2)	(133,913)	—	(133,913)	Bank of Nova Scotia
2,500	02/08/17	1.037%	3 month LIBOR(2)	(36,533)	—	(36,533)	Bank of Nova Scotia
6,330	02/13/17	1.128%	3 month LIBOR(2)	(114,276)	—	(114,276)	Bank of Nova Scotia
1,170	02/15/17	3.363%	3 month LIBOR(1)	124,644	—	124,644	Citibank N.A.
12,715	02/28/17	0.680%	3 month LIBOR(1)	(2,281)	—	(2,281)	Citibank N.A.
3,380	03/06/17	1.122%	3 month LIBOR(2)	(58,237)	—	(58,237)	Barclays Bank PLC
6,150	03/30/17	1.232%	3 month LIBOR(2)	(123,259)	—	(123,259)	Bank of Nova Scotia
8,100	05/17/17	1.100%	3 month LIBOR(1)	150,120	—	150,120	Bank of Nova Scotia
10,100	07/05/17	0.938%	3 month LIBOR(2)	(87,529)	—	(87,529)	Bank of Nova Scotia
11,960	07/16/17	0.847%	3 month LIBOR(2)	(49,334)	—	(49,334)	Bank of Nova Scotia
12,100	08/01/17	0.844%	3 month LIBOR(2)	(40,012)	—	(40,012)	Bank of Nova Scotia
10,900	08/31/17	0.872%	3 month LIBOR(2)	(15,818)	—	(15,818)	Deutshe Bank AG
40,200	09/10/17	0.845%	3 month LIBOR(2)	(69,608)	—	(69,608)	Morgan Stanley Capital Services
7,300	09/25/17	0.820%	3 month LIBOR(2)	90	—	90	Bank of Nova Scotia
4,550	10/04/17	0.772%	3 month LIBOR(2)	(2,859)	—	(2,859)	Bank of Nova Scotia
11,000	10/09/17	0.765%	3 month LIBOR(2)	(267)	—	(267)	Bank of Nova Scotia
5,975	10/15/17	0.790%	3 month LIBOR(1)	5,666	—	5,666	Morgan Stanley Capital Services
6,700	10/22/17	0.882%	3 month LIBOR(2)	(34,874)	—	(34,874)	Bank of Nova Scotia
8,000	11/09/17	0.774%	3 month LIBOR(2)	7,519	—	7,519	Bank of Nova Scotia
7,830	11/13/17	0.775%	3 month LIBOR(1)	(8,510)	—	(8,510)	Bank of Nova Scotia
6,015	12/05/17	0.758%	3 month LIBOR(1)	(17,780)	—	(17,780)	Morgan Stanley Capital Services
6,200	12/11/17	0.734%	3 month LIBOR(2)	26,033	—	26,033	Barclays Bank PLC
5,700	12/12/17	0.736%	3 month LIBOR(2)	24,593	—	24,593	Bank of Nova Scotia
9,740	12/13/17	0.755%	3 month LIBOR(1)	(33,321)	—	(33,321)	Morgan Stanley Capital Services
4,200	12/20/17	0.868%	3 month LIBOR(2)	(7,633)	—	(7,633)	Morgan Stanley Capital Services
11,300	01/07/18	0.882%	3 month LIBOR(2)	(9,977)	—	(9,977)	Morgan Stanley Capital Services
7,800	01/18/18	0.860%	3 month LIBOR(2)	5,763	—	5,763	Bank of Nova Scotia
6,900	02/01/18	1.035%	3 month LIBOR(2)	(49,307)	—	(49,307)	Bank of Nova Scotia

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
5,500	03/06/18	0.903%	3 month LIBOR(2)	$4,936	$—	$4,936	Barclays Bank PLC
5,000	03/08/18	0.959%	3 month LIBOR(2)	(8,915)	—	(8,915)	Barclays Bank PLC
2,800	03/13/18	1.044%	3 month LIBOR(2)	(15,983)	—	(15,983)	Barclays Bank PLC
1,610	03/15/18	0.885%	3 month LIBOR(2)	3,532	—	3,532	Bank of Nova Scotia
1,610	03/18/18	1.048%	3 month LIBOR(1)	9,133	—	9,133	Bank of Nova Scotia
7,700	03/20/18	0.965%	3 month LIBOR(2)	(11,532)	—	(11,532)	Barclays Bank PLC
7,500	03/27/18	1.002%	3 month LIBOR(2)	(22,376)	—	(22,376)	Barclays Bank PLC
5,290	05/15/18	2.318%	3 month LIBOR(1)	401,333	—	401,333	JPMorgan Chase Bank
2,990	07/28/18	2.455%	3 month LIBOR(1)	233,844	—	233,844	Bank of America N.A.
4,600	08/01/18	2.440%	3 month LIBOR(1)	354,609	—	354,609	Citibank N.A.
1,960	08/02/18	2.400%	3 month LIBOR(1)	146,763	—	146,763	Barclays Bank PLC
5,640	08/04/18	2.179%	3 month LIBOR(1)	354,199	—	354,199	Barclays Bank PLC
108,200	08/09/18	2.008%	3 month LIBOR(1)	5,769,399	—	5,769,399	Barclays Bank PLC
5,430	08/09/18	2.136%	3 month LIBOR(1)	327,256	—	327,256	Bank of America N.A.
4,950	08/09/18	2.058%	3 month LIBOR(2)	(277,215)	—	(277,215)	Barclays Bank PLC
25,100	08/10/18	2.059%	3 month LIBOR(1)	1,405,692	—	1,405,692	Citibank N.A.
36,260	08/11/18	2.047%	3 month LIBOR(1)	2,004,457	—	2,004,457	Morgan Stanley Capital Services
3,500	08/12/18	1.764%	3 month LIBOR(1)	139,815	—	139,815	UBS AG
49,750	08/17/18	1.838%	3 month LIBOR(1)	2,172,763	—	2,172,763	Barclays Bank PLC
5,900	08/17/18	1.845%	3 month LIBOR(2)	(260,061)	—	(260,061)	Morgan Stanley Capital Services
3,350	08/18/18	1.818%	3 month LIBOR(2)	(142,330)	—	(142,330)	Citibank N.A.
5,600	08/24/18	1.742%	3 month LIBOR(1)	213,503	—	213,503	Bank of America N.A.
6,250	08/25/18	1.772%	3 month LIBOR(1)	247,788	—	247,788	Morgan Stanley Capital Services
4,420	08/30/18	1.850%	3 month LIBOR(1)	193,178	—	193,178	Morgan Stanley Capital Services
2,760	08/31/18	1.798%	3 month LIBOR(2)	(113,051)	—	(113,051)	Barclays Bank PLC
7,855	09/02/18	1.825%	3 month LIBOR(2)	(330,794)	—	(330,794)	Barclays Bank PLC
3,530	09/06/18	1.820%	3 month LIBOR(2)	(146,947)	—	(146,947)	Barclays Bank PLC
1,760	09/08/18	1.688%	3 month LIBOR(2)	(60,443)	—	(60,443)	Barclays Bank PLC
5,250	09/13/18	1.695%	3 month LIBOR(2)	(181,120)	—	(181,120)	Barclays Bank PLC
33,580	09/27/18	1.525%	3 month LIBOR(1)	823,231	—	823,231	Morgan Stanley Capital Services
11,590	09/28/18	1.598%	3 month LIBOR(1)	328,878	—	328,878	Barclays Bank PLC
1,950	09/29/18	1.710%	3 month LIBOR(1)	67,091	—	67,091	Barclays Bank PLC
31,800	10/03/18	1.745%	3 month LIBOR(1)	1,397,504	—	1,397,504	UBS AG
15,225	10/05/18	1.665%	3 month LIBOR(1)	595,888	—	595,888	Morgan Stanley Capital Services
20,705	10/06/18	1.599%	3 month LIBOR(1)	727,155	—	727,155	JPMorgan Chase Bank
9,260	10/27/18	1.960%	3 month LIBOR(2)	(510,128)	—	(510,128)	Barclays Bank PLC
10,275	11/01/18	1.984%	3 month LIBOR(2)	(577,309)	—	(577,309)	Barclays Bank PLC
30,925	11/02/18	1.880%	3 month LIBOR(2)	(1,547,591)	—	(1,547,591)	Barclays Bank PLC
19,335	11/22/18	1.766%	3 month LIBOR(1)	814,211	—	814,211	Morgan Stanley Capital Services
41,000	11/23/18	1.760%	3 month LIBOR(1)	1,708,073	—	1,708,073	Barclays Bank PLC
13,200	11/23/18	1.741%	3 month LIBOR(1)	535,483	—	535,483	Deutshe Bank AG
37,730	11/25/18	1.746%	3 month LIBOR(1)	1,535,712	—	1,535,712	Morgan Stanley Capital Services
27,765	11/29/18	1.758%	3 month LIBOR(1)	1,142,546	—	1,142,546	Citibank N.A.
25,755	12/05/18	1.812%	3 month LIBOR(2)	(1,133,246)	—	(1,133,246)	Barclays Bank PLC
2,270	12/19/18	1.668%	3 month LIBOR(1)	78,642	—	78,642	Barclays Bank PLC
8,710	12/22/18	1.692%	3 month LIBOR(1)	312,759	—	312,759	Barclays Bank PLC
49,000	12/31/18	2.808%	3 month LIBOR(1)	7,254,040	—	7,254,040	JPMorgan Chase Bank
33,800	12/31/18	3.376%	3 month LIBOR(1)	7,023,391	—	7,023,391	Citibank N.A.
31,200	12/31/18	2.259%	3 month LIBOR(1)	3,076,570	—	3,076,570	Citibank N.A.
12,780	12/31/18	3.275%	3 month LIBOR(1)	2,487,397	—	2,487,397	JPMorgan Chase Bank
3,300	12/31/18	1.797%	3 month LIBOR(2)	(190,614)	—	(190,614)	Morgan Stanley Capital Services
16,455	01/31/19	1.555%	3 month LIBOR(2)	(403,254)	—	(403,254)	Morgan Stanley Capital Services
10,360	02/03/19	1.448%	3 month LIBOR(2)	(186,288)	—	(186,288)	Bank of Nova Scotia
8,225	02/06/19	1.438%	3 month LIBOR(2)	(141,448)	—	(141,448)	Bank of Nova Scotia
5,200	02/21/19	1.642%	3 month LIBOR(2)	(147,037)	—	(147,037)	JPMorgan Chase Bank
2,735	02/21/19	1.572%	3 month LIBOR(2)	(66,118)	—	(66,118)	Citibank N.A.
1,800	03/05/19	1.642%	3 month LIBOR(2)	(49,688)	—	(49,688)	Bank of Nova Scotia
2,350	03/09/19	1.570%	3 month LIBOR(2)	(54,151)	—	(54,151)	Bank of Nova Scotia

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (3)	Counterparty
Over-the-counter swap agreements (cont’d.)
6,200	03/22/19	1.980%	3 month LIBOR(1)	$287,330	$—	$287,330	Bank of Nova Scotia
3,000	04/10/19	1.816%	3 month LIBOR(2)	(131,302)	—	(131,302)	Bank of Nova Scotia
2,900	04/13/19	1.638%	3 month LIBOR(1)	93,287	—	93,287	Bank of Nova Scotia
9,000	05/18/19	1.522%	3 month LIBOR(1)	202,885	—	202,885	Morgan Stanley Capital Services
3,750	05/21/19	1.475%	3 month LIBOR(1)	72,747	—	72,747	Bank of Nova Scotia
3,210	05/22/19	1.455%	3 month LIBOR(1)	58,025	—	58,025	Morgan Stanley Capital Services
12,550	05/23/19	1.450%	3 month LIBOR(1)	222,045	—	222,045	Bank of Nova Scotia
10,750	06/07/19	1.392%	3 month LIBOR(1)	140,130	—	140,130	Bank of Nova Scotia
7,750	06/07/19	1.330%	3 month LIBOR(1)	70,316	—	70,316	Barclays Bank PLC
1,850	06/07/19	1.338%	3 month LIBOR(1)	17,665	—	17,665	Bank of Nova Scotia
13,910	07/23/19	1.220%	3 month LIBOR(2)	24,276	—	24,276	Bank of Nova Scotia
20,225	08/06/19	1.211%	3 month LIBOR(2)	67,253	—	67,253	Bank of Nova Scotia
5,000	08/08/19	1.271%	3 month LIBOR(2)	(1,881)	—	(1,881)	Credit Suisse International
2,240	09/27/19	1.220%	3 month LIBOR(1)	(13,832)	—	(13,832)	Bank of Nova Scotia
2,710	10/02/19	1.188%	3 month LIBOR(2)	9,263	—	9,263	Bank of Nova Scotia
1,145	10/02/19	1.291%	3 month LIBOR(1)	(71)	—	(71)	Barclays Bank PLC
5,500	10/09/19	1.221%	3 month LIBOR(2)	8,854	—	8,854	Morgan Stanley Capital Services
6,200	10/11/19	1.220%	3 month LIBOR(2)	11,385	—	11,385	Bank of Nova Scotia
7,100	10/31/19	1.265%	3 month LIBOR(2)	922	—	922	Citibank N.A.
7,400	11/02/19	1.252%	3 month LIBOR(1)	(9,463)	—	(9,463)	Citibank N.A.
4,475	11/15/19	1.443%	3 month LIBOR(1)	26,923	—	26,923	Morgan Stanley Capital Services
1,660	11/15/19	4.546%	3 month LIBOR(2)	(787,301)	—	(787,301)	Deutshe Bank AG
1,900	11/16/19	1.167%	3 month LIBOR(1)	(15,331)	—	(15,331)	Barclays Bank PLC
12,500	11/19/19	1.158%	3 month LIBOR(1)	(110,514)	—	(110,514)	Morgan Stanley Capital Services
3,300	11/28/19	1.208%	3 month LIBOR(2)	20,050	—	20,050	Barclays Bank PLC
3,300	11/29/19	1.200%	3 month LIBOR(1)	(21,949)	—	(21,949)	Morgan Stanley Capital Services
2,000	12/03/19	1.179%	3 month LIBOR(2)	16,748	—	16,748	Bank of Nova Scotia
4,475	02/15/20	1.505%	3 month LIBOR(2)	(14,022)	—	(14,022)	Morgan Stanley Capital Services
3,500	02/22/20	1.550%	3 month LIBOR(2)	(35,574)	—	(35,574)	Citibank N.A.
3,300	02/26/20	1.487%	3 month LIBOR(2)	(18,653)	—	(18,653)	Barclays Bank PLC
2,500	03/15/20	3.769%	3 month LIBOR(1)	395,365	—	395,365	Citibank N.A.
1,548	05/15/21	4.419%	3 month LIBOR(2)	(743,514)	—	(743,514)	Deutshe Bank AG
1,543	05/15/21	4.446%	3 month LIBOR(2)	(748,717)	—	(748,717)	Deutshe Bank AG
2,700	06/08/21	4.640%	3 month LIBOR(1)	273,976	—	273,976	Morgan Stanley Capital Services
1,370	08/09/21	2.625%	3 month LIBOR(2)	(103,316)	—	(103,316)	Citibank N.A.
1,140	08/24/21	2.250%	3 month LIBOR(1)	49,930	—	49,930	Citibank N.A.
7,050	08/25/21	2.222%	3 month LIBOR(2)	(292,010)	—	(292,010)	Bank of America N.A.
8,400	09/06/21	2.226%	3 month LIBOR(1)	343,860	—	343,860	UBS AG
2,750	09/06/21	2.222%	3 month LIBOR(1)	111,739	—	111,739	UBS AG
1,915	09/06/21	2.248%	3 month LIBOR(1)	81,683	—	81,683	Barclays Bank PLC
1,940	09/13/21	2.171%	3 month LIBOR(2)	(69,728)	—	(69,728)	Bank of America N.A.
8,030	09/14/21	2.160%	3 month LIBOR(1)	280,669	—	280,669	Barclays Bank PLC
1,310	09/16/21	2.212%	3 month LIBOR(1)	51,162	—	51,162	Barclays Bank PLC
2,580	09/22/21	2.158%	3 month LIBOR(1)	88,011	—	88,011	Barclays Bank PLC
1,940	09/23/21	2.099%	3 month LIBOR(2)	(56,817)	—	(56,817)	Citibank N.A.
2,640	09/27/21	1.932%	3 month LIBOR(1)	40,967	—	40,967	Citibank N.A.
3,365	10/03/21	2.188%	3 month LIBOR(1)	153,842	—	153,842	Barclays Bank PLC
1,490	10/04/21	2.108%	3 month LIBOR(1)	57,834	—	57,834	Citibank N.A.
3,780	10/06/21	2.038%	3 month LIBOR(2)	(123,389)	—	(123,389)	Citibank N.A.
1,575	10/06/21	2.060%	3 month LIBOR(2)	(54,451)	—	(54,451)	UBS AG
1,430	10/06/21	1.965%	3 month LIBOR(1)	37,790	—	37,790	JPMorgan Chase Bank
3,900	10/11/21	2.265%	3 month LIBOR(2)	(201,717)	—	(201,717)	Citibank N.A.
1,690	10/11/21	2.118%	3 month LIBOR(1)	66,044	—	66,044	Citibank N.A.
6,395	10/14/21	2.405%	3 month LIBOR(1)	405,793	—	405,793	UBS AG
860	11/29/21	2.129%	3 month LIBOR(1)	30,933	—	30,933	JPMorgan Chase Bank
555	11/30/21	2.229%	3 month LIBOR(1)	24,665	—	24,665	JPMorgan Chase Bank
3,850	01/13/22	2.050%	3 month LIBOR(2)	(95,135)	—	(95,135)	Bank of Nova Scotia
3,180	01/13/22	1.660%	3 month LIBOR(2)	27,289	—	27,289	Citibank N.A.

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
3,180	01/13/22	1.676%	3 month LIBOR(1)	$(22,984)	$—	$(22,984)	Citibank N.A.
5,300	01/19/22	2.015%	3 month LIBOR(2)	(112,206)	—	(112,206)	Bank of Nova Scotia
3,830	01/20/22	1.998%	3 month LIBOR(2)	(75,551)	—	(75,551)	Bank of Nova Scotia
2,950	01/24/22	2.112%	3 month LIBOR(2)	(85,881)	—	(85,881)	Bank of Nova Scotia
2,250	01/24/22	2.118%	3 month LIBOR(2)	(66,461)	—	(66,461)	Bank of Nova Scotia
3,830	01/25/22	2.171%	3 month LIBOR(1)	130,290	—	130,290	Bank of Nova Scotia
3,540	02/02/22	1.914%	3 month LIBOR(2)	(40,220)	—	(40,220)	Citibank N.A.
3,370	02/13/22	2.120%	3 month LIBOR(1)	94,287	—	94,287	Bank of Nova Scotia
2,625	02/17/22	2.018%	3 month LIBOR(2)	(49,802)	—	(49,802)	Bank of Nova Scotia
1,950	02/21/22	2.105%	3 month LIBOR(2)	(50,850)	—	(50,850)	JPMorgan Chase Bank
1,300	02/21/22	2.100%	3 month LIBOR(2)	(33,347)	—	(33,347)	JPMorgan Chase Bank
1,980	02/23/22	2.117%	3 month LIBOR(2)	(53,347)	—	(53,347)	JPMorgan Chase Bank
4,600	03/23/22	2.368%	3 month LIBOR(1)	211,926	—	211,926	Citibank N.A.
2,450	05/15/22	1.988%	3 month LIBOR(2)	(45,136)	—	(45,136)	JPMorgan Chase Bank
3,140	06/11/22	1.842%	3 month LIBOR(2)	(9,842)	—	(9,842)	Bank of Nova Scotia
2,000	06/20/22	1.716%	3 month LIBOR(2)	17,628	—	17,628	Bank of Nova Scotia
5,000	08/06/22	1.635%	3 month LIBOR(2)	104,720	—	104,720	Bank of Nova Scotia
3,700	08/10/22	1.758%	3 month LIBOR(2)	37,686	—	37,686	Bank of Nova Scotia
1,650	08/29/22	1.777%	3 month LIBOR(2)	16,310	—	16,310	Citibank N.A.
6,300	09/11/22	1.833%	3 month LIBOR(2)	37,883	—	37,883	Bank of Nova Scotia
2,700	10/16/22	1.722%	3 month LIBOR(1)	(29,563)	—	(29,563)	Barclays Bank PLC
3,300	10/25/22	1.801%	3 month LIBOR(1)	(14,004)	—	(14,004)	Credit Suisse International
24,600	11/15/22	1.639%	3 month LIBOR(2)	521,328	—	521,328	Barclays Bank PLC
11,275	02/14/23	2.069%	3 month LIBOR(1)	119,384	—	119,384	Bank of Nova Scotia
2,500	02/19/23	2.105%	3 month LIBOR(2)	(33,662)	—	(33,662)	Bank of Nova Scotia
1,300	03/21/23	2.038%	3 month LIBOR(2)	(6,264)	—	(6,264)	Barclays Bank PLC
4,500	08/22/26	2.720%	3 month LIBOR(2)	(174,335)	—	(174,335)	JPMorgan Chase Bank
1,610	02/14/27	2.502%	3 month LIBOR(1)	13,015	—	13,015	Barclays Bank PLC
1,600	12/28/27	2.352%	3 month LIBOR(1)	(26,255)	—	(26,255)	Barclays Bank PLC
5,335	08/15/39	2.949%	3 month LIBOR(1)	(20,697)	—	(20,697)	Barclays Bank PLC
5,335	08/15/39	3.011%	3 month LIBOR(2)	(41,593)	—	(41,593)	Barclays Bank PLC
1,410	08/24/41	3.065%	3 month LIBOR(2)	(33,132)	—	(33,132)	Citibank N.A.
890	08/24/41	3.074%	3 month LIBOR(2)	(22,476)	—	(22,476)	Citibank N.A.
1,450	09/06/41	3.028%	3 month LIBOR(2)	(22,005)	—	(22,005)	UBS AG
1,450	09/06/41	3.110%	3 month LIBOR(2)	(45,994)	—	(45,994)	UBS AG
1,425	09/08/41	2.954%	3 month LIBOR(1)	351	—	351	Barclays Bank PLC
915	09/09/41	3.019%	3 month LIBOR(1)	12,210	—	12,210	Barclays Bank PLC
1,670	10/11/41	2.719%	3 month LIBOR(2)	60,948	—	60,948	JPMorgan Chase Bank
1,700	10/17/41	2.905%	3 month LIBOR(1)	1,948	—	1,948	Barclays Bank PLC
1,750	12/12/41	2.685%	3 month LIBOR(1)	(84,149)	—	(84,149)	Citibank N.A.
1,665	12/20/41	2.614%	3 month LIBOR(2)	105,180	—	105,180	Citibank N.A.
1,350	12/20/41	2.615%	3 month LIBOR(1)	(84,937)	—	(84,937)	Barclays Bank PLC
1,050	01/10/42	2.718%	3 month LIBOR(1)	(46,610)	—	(46,610)	Barclays Bank PLC
1,105	01/11/42	2.710%	3 month LIBOR(1)	(50,827)	—	(50,827)	Citibank N.A.
2,155	01/12/42	2.772%	3 month LIBOR(2)	71,839	—	71,839	Citibank N.A.
1,470	02/09/42	2.840%	3 month LIBOR(1)	(32,110)	—	(32,110)	Barclays Bank PLC

				$35,267,305	$—	$35,267,305

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$44,024,052	$—
Commercial Mortgage-Backed Securities	—	30,661,790	—
Corporate Bonds	—	48,226,163	—
Municipal Bond	—	274,010	—
Non-Corporate Foreign Agencies	—	15,405,354	—
Sovereigns	—	14,215,139	—
U.S. Government Agency Obligations	—	163,795,796	—
U.S. Treasury Obligations	—	73,931,355	—
Options Purchased	—	145,564	—
Options Written	—	(24,485)	—
Affiliated Money Market Mutual Fund	19,158,995	—	—
Other Financial Instruments*
Futures Contracts	(292,473)	—	—
Interest Rate Swaps	—	35,267,305	—

Total	$18,866,522	$425,922,043	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts,which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 75.9%
ASSET-BACKED SECURITIES — 8.7%
Ally Auto Receivables Trust, Series 2012-2, Class A3	Aaa	0.740%	04/15/16	220	$ 220,657
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%	12/22/14	496	495,850
American Express Credit Account Master Trust, Series 2008-6, Class A	Aaa	1.403%(c)	02/15/18	600	616,031
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.453%(c)	11/15/15	600	600,060
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.353%(c)	03/15/18	600	600,464
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%	06/15/16	300	301,068
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.953%(c)	03/15/16	800	819,975
CarMax Auto Owner Trust, Series 2012-1, Class A3	AAA(d)	0.890%	09/15/16	300	301,569
Chase Issuance Trust, Series 2012-A9, Class A9 .	AAA(d)	0.353%(c)	10/15/17	1,700	1,701,312
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	0.340%(c)	12/15/18	1,000	998,531
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.403%(c)	01/15/18	800	800,928
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%	01/15/17	300	310,462
Ford Credit Auto Owner Trust, Series 2012-C, Class A2	Aaa	0.470%	04/15/15	855	855,713
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	AAA(d)	0.510%	04/15/17	400	399,873
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	Aaa	0.583%(c)	01/15/18	700	699,606
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.643%(c)	10/20/17	600	601,238
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%	01/22/15	800	800,081
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%	11/21/14	200	200,262
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%	09/22/14	121	120,735
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.263%(c)	11/15/15	1,000	1,000,112
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.503%(c)	02/15/18	950	950,000
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%	05/15/15	115	115,550
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%	11/15/15	1,100	1,100,132
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%	01/15/15	326	326,169

TOTAL ASSET-BACKED SECURITIES (cost $14,613,670)					14,936,378

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.4%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4	Aaa	4.668%	07/10/43	600	642,261
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa	5.309%	10/10/45	186	191,821
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%	06/11/50	270	282,126

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(d)	5.330%	01/12/45	16	$16,428
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%	12/15/47	80	85,064
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%	03/10/46	900	926,137
Commercial Mortgage Trust, Series 2005-GG3, Class A4	Aaa	4.799%(c)	08/10/42	600	633,287
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%(c)	02/15/38	1,100	1,166,365
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A2	Aaa	5.268%	02/15/40	5	4,945
FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A2	AA+(d)	3.531%	06/25/20	145	160,154
FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2	AA+(d)	4.186%	12/25/20	800	914,217
FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2	AA+(d)	3.974%	01/25/21	1,500	1,691,792
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	AA+(d)	2.615%	01/25/23	900	901,309
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	212	211,508
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	333	342,952
GS Mortgage Securities Trust, Series 2006-GG6, Class A4	AAA(d)	5.553%(c)	04/10/38	200	221,123
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	Aaa	5.560%	11/10/39	1,000	1,133,799
GS Mortgage Securities Trust, Series 2007-GG10, Class A2	Aaa	5.778%(c)	08/10/45	182	184,896
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.201%(c)	12/15/44	1,000	1,096,086
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.792%(c)	06/15/49	242	249,573
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%	02/15/51	82	84,071
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	Aaa	2.475%	12/15/47	900	918,642
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%	09/15/39	3	3,103
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%(c)	08/12/43	300	340,445
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.481%(c)	02/12/39	150	166,684
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172%(c)	12/12/49	1,000	1,118,700
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A2	Aaa	5.359%	02/12/44	4	3,739
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%	05/10/63	620	650,382
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%	01/10/45	1,000	1,055,205
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%	11/15/48	130	146,734
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	5.926%(c)	02/15/51	380	435,625

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $15,883,901)					15,979,173

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 8.4%
Aerospace & Defense
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	2.500%	01/15/23	100	$98,805

Automotive — 0.1%
Ford Motor Credit Co LLC, Sr. Unsec’d. Notes	Baa3	2.375%	01/16/18	240	238,595

Banking — 4.0%
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	205	217,223
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	325	380,686
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes.	A2	6.750%	05/22/19	165	205,240
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	01/14/22	300	333,544
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19	150	199,837
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%	02/21/18	740	742,224
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%	03/15/20	35	39,875
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	300	348,817
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes.	Aa3	4.000%	03/30/22	200	215,186
Inter-American Development Bank, Sr. Unsec’d. Notes	Aaa	0.500%	08/17/15	1,540	1,544,024
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%	09/23/22	275	274,575
JPMorgan Chase & Co., Sr. Unsec’d. Notes(k)	A2	6.300%	04/23/19	175	213,747
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%	04/28/15	245	266,875
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	07/28/21	375	429,903
PNC Bank NA, Sub. Notes	A3	2.950%	01/30/23	250	248,536
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa2	4.200%	05/13/14	275	286,138
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A3	6.125%	01/11/21	60	72,406
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%	02/01/18	675	803,420

					6,822,256

Capital Goods — 0.2%
United Technologies Corp., Sr. Unsec’d. Notes	A2	3.100%	06/01/22	215	225,337
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	60	67,761

					293,098

Chemicals — 0.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22	45	43,352
CF Industries, Inc., Gtd. Notes	Baa3	7.125%	05/01/20	225	278,776
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%	11/15/22	200	196,560

					518,688

Electric — 0.1%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	100	120,265

Energy - Integrated — 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.245%	05/06/22	60	61,988
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	45	51,417
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18	350	423,368

					536,773

Energy - Other — 0.3%
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	A2	2.600%	12/01/22	380	377,451

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Energy - Other (cont’d.)
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	A1	4.100%	02/01/21	60	$ 68,021
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	30	32,358

					477,830

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	175	229,969
Bottling Group LLC, Gtd. Notes	Aa3	5.125%	01/15/19	90	106,337
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes(k)	AA-(d)	4.250%	03/01/15	300	320,501
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	200	210,411

					867,218

Healthcare & Pharmaceutical — 0.8%
AbbVie, Inc., Gtd. Notes, 144A(k)	Baa1	2.000%	11/06/18	405	409,828
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	2.850%	05/08/22	75	76,515
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	2.800%	03/18/23	170	171,045
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa3	5.125%	02/10/19	165	197,013
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	180	223,866
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.950%	12/18/22	200	200,516
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	3.250%	10/01/22	65	65,890

					1,344,673

Healthcare Insurance — 0.1%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	190	234,656

Insurance — 0.3%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	60	70,237
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	190	246,721
Principal Financial Group, Inc., Gtd. Notes	A3	3.125%	05/15/23	200	200,272

					517,230

Media & Entertainment — 0.3%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%	04/15/19	130	130,360
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	2.875%	01/15/23	175	173,461
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.375%	04/01/21	55	61,883
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.500%	03/01/21	95	105,045

					470,749

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%	01/09/23	70	69,304
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22	130	129,169
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	A1	6.000%	08/07/19	150	182,110

					380,583

Pipelines & Other — 0.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	125	168,650
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	250	276,259

					444,909

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retailers — 0.2%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(k)	Aa2	4.125%	02/01/19	305	$347,593

Technology — 0.1%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	180	207,716

Telecommunications — 0.1%
AT&T, Inc., Sr. Unsec’d. Notes	A3	3.875%	08/15/21	110	118,942

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	200	278,334

TOTAL CORPORATE BONDS (cost $13,642,100)					14,318,913

MUNICIPAL BOND — 0.1%
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $125,772)	A1	5.450%	04/01/15	125	137,005

NON-CORPORATE FOREIGN AGENCIES — 4.0%
Asian Development Bank (China), Sr. Unsec’d. Notes	Aaa	0.500%	06/20/16	1,340	1,339,826
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%	03/07/14	300	303,039
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	800	805,440
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	AAA(d)	0.625%	05/22/15	300	301,472
DNB Boligkreditt AS (Norway), Covered Bonds, 144A	Aaa	1.450%	03/21/18	1,000	1,004,483
Kreditanstalt fur Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	805	832,450
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	NR	0.250%	09/12/15	300	298,469
Province of British Columbia (Canada), Sr. Unsec’d. Notes.	Aaa	2.000%	10/23/22	1,180	1,150,904
Statoil ASA (Norway), Gtd. Notes	Aa2	2.450%	01/17/23	170	167,236
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	100	120,624
Swedbank Hypotek AB (Sweden), Covered Bonds, 144A	Aaa	1.375%	03/28/18	450	449,784

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $6,740,805)					6,773,727

SOVEREIGNS — 1.3%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%	03/21/16	300	299,879
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	Aa3	4.250%	09/03/13	300	304,770
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	AA+(d)	2.875%	09/15/14	500	515,560
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16	300	315,210
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	NR	0.375%	05/18/15	300	299,981
Spain Government International Bond (Spain), Notes, 144A.	Baa3	4.000%	03/06/18	500	495,300

TOTAL SOVEREIGNS (cost $2,246,103)					2,230,700

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.4%
Federal Home Loan Banks		0.250%	02/20/15	5,410	5,403,270
Federal Home Loan Banks		1.000%	06/21/17	1,960	1,978,861
Federal Home Loan Mortgage Corp.		0.875%	03/07/18	6,700	6,686,747

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.		2.375%	01/13/22	2,940	$3,059,949
Federal National Mortgage Association		0.500%	07/02/15	3,245	3,255,072
Federal National Mortgage Association		0.875%	02/08/18	525	523,457
Financing Corp. FICO Strips Principal, Series D-P		1.590%(s)	09/26/19	2,900	2,616,247
Government National Mortgage Association		3.500%	09/20/42	1,931	2,066,992
Government National Mortgage Association		3.500%	TBA	3,000	3,207,656
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		1.600%(s)	03/15/20	1,000	895,098
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		1.760%	09/15/20	8,785	7,709,145
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		2.250%(s)	03/15/22	95	77,758
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%	04/26/24	450	588,462
Residual Funding Corp. Strips Principal		1.440%(s)	10/15/19	2,135	1,943,557
Residual Funding Corp. Strips Principal		1.610%(s)	07/15/20	1,865	1,659,001

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $40,972,924)					41,671,272

U.S. TREASURY OBLIGATIONS — 19.6%
U.S. Treasury Bonds		2.750%	11/15/42	500	463,438
U.S. Treasury Bonds		3.125%	02/15/43	2,215	2,219,153
U.S. Treasury Bonds		6.125%	11/15/27	485	707,873
U.S. Treasury Bonds(k)		7.250%	05/15/16	1,300	1,575,844
U.S. Treasury Bonds		7.250%	08/15/22	1,690	2,510,177
U.S. Treasury Notes		0.250%	02/28/15	6,580	6,580,513
U.S. Treasury Notes		0.250%	03/31/15	2,260	2,260,176
U.S. Treasury Notes(k)		0.750%	06/15/14	10,460	10,529,873
U.S. Treasury Notes		1.250%	02/29/20	845	846,320
U.S. Treasury Notes(k)		1.750%	03/31/14	3,260	3,311,065
U.S. Treasury Notes		2.000%	02/15/23	645	653,163
U.S. Treasury Notes(k)		3.125%	01/31/17	1,520	1,669,744
U.S. Treasury Strips Coupon		2.370%(n)	02/15/25	150	113,345

TOTAL U.S. TREASURY OBLIGATIONS (cost $33,521,475)					33,440,684

TOTAL LONG-TERM INVESTMENTS (cost $127,746,750)					129,487,852

				Shares
SHORT-TERM INVESTMENT — 21.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios2 - Prudential Core Taxable Money Market Fund (cost $ 35,849,891)(w)				35,849,891	35,849,891

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j)
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.21% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13			Deutsche Bank	844	17,735
Receive a fixed rate of 2.22% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13			Deutsche Bank	1,860	40,105

					57,840

TOTAL OPTIONS PURCHASED (cost $55,162)					57,840

TOTAL SHORT-TERM INVESTMENTS (cost $35,905,053)					35,907,731

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

			Value
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 96.9% (cost $163,651,803)			$165,395,583

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*(j)
Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.71% and receive a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank	844	(2,939)
Pay a fixed rate of 1.72% and receive a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank	1,860	(6,790)

TOTAL OPTIONS WRITTEN (premiums received $9,548)			(9,729)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 96.9%
(cost $163,642,255)			165,385,854
Other assets in excess of liabilities(x) — 3.1%			5,241,006

NET ASSETS — 100.0%			$170,626,860

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s Rating.
(j)	The amount represent fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at March 31, 2013.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)
Long Position:
9	30 Year U.S. Treasury Bonds	Jun. 2013	$1,270,981	$ 1,300,219	$29,238

Short Positions:
47	2 Year U.S. Treasury Notes	Jun. 2013	10,356,091	10,361,296	(5,205)
148	5 Year U.S. Treasury Notes	Jun. 2013	18,297,768	18,360,094	(62,326)
9	10 Year U.S. Treasury Notes	Jun. 2013	1,182,221	1,187,860	(5,639)
24	30 Year U.S. Ultra Treasury Bonds	Jun. 2013	3,721,342	3,782,250	(60,908)

					(134,078)

					$(104,840)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (3)	Counterparty
Over-the-counter swap agreements:
400	09/12/14	0.656%	3 month LIBOR(2)	$(1,695)	$ —	$ (1,695)	Barclays Bank PLC
600	09/19/14	0.669%	3 month LIBOR(2)	(2,651)	—	(2,651)	JPMorgan Chase Bank
500	10/28/14	0.816%	3 month LIBOR(2)	(4,856)	—	(4,856)	Barclays Bank PLC
405	10/28/14	0.809%	3 month LIBOR(2)	(3,877)	—	(3,877)	Barclays Bank PLC
390	12/04/14	0.371%	3 month LIBOR(2)	(241)	—	(241)	Morgan Stanley Capital Services
2,000	08/08/15	0.528%	3 month LIBOR(2)	(4,432)	—	(4,432)	Credit Suisse International
1,550	08/20/15	0.615%	3 month LIBOR(2)	(6,632)	—	(6,632)	Bank of Nova Scotia
3,955	12/04/15	0.444%	3 month LIBOR(2)	(567)	—	(567)	Morgan Stanley Capital Services
465	03/22/16	0.535%	3 month LIBOR(2)	(174)	—	(174)	Citibank N.A.
460	08/04/16	1.528%	3 month LIBOR(2)	(15,242)	—	(15,242)	Citibank N.A.
400	08/22/16	1.168%	3 month LIBOR(2)	(8,077)	—	(8,077)	Morgan Stanley Capital Services
3,765	08/31/16	0.934%	3 month LIBOR(1)	44,946	—	44,946	Credit Suisse International
1,170	08/31/16	0.975%	3 month LIBOR(2)	(15,631)	—	(15,631)	JPMorgan Chase Bank
1,170	08/31/16	0.978%	3 month LIBOR(2)	(15,773)	—	(15,773)	JPMorgan Chase Bank
2,500	09/12/16	1.168%	3 month LIBOR(2)	(49,416)	—	(49,416)	Morgan Stanley Capital Services
805	09/28/16	1.238%	3 month LIBOR(2)	(17,593)	—	(17,593)	Barclays Bank PLC
555	09/28/16	1.183%	3 month LIBOR(2)	(11,052)	—	(11,052)	Barclays Bank PLC
370	12/29/16	1.351%	3 month LIBOR(1)	10,805	—	10,805	Barclays Bank PLC
250	12/30/16	1.328%	3 month LIBOR(1)	7,056	—	7,056	Citibank N.A.
2,750	01/03/17	1.273%	3 month LIBOR(1)	69,114	—	69,114	Citibank N.A.
390	01/03/17	1.311%	3 month LIBOR(2)	(10,401)	—	(10,401)	Citibank N.A.
1,300	01/27/17	1.138%	3 month LIBOR(2)	(24,718)	—	(24,718)	Bank of Nova Scotia
560	02/07/17	0.965%	3 month LIBOR(1)	6,601	—	6,601	Barclays Bank PLC
625	02/13/17	1.128%	3 month LIBOR(2)	(11,283)	—	(11,283)	Bank of Nova Scotia
3,375	02/28/17	0.680%	3 month LIBOR(1)	(606)	—	(606)	Citibank N.A.
850	03/30/17	1.233%	3 month LIBOR(2)	(17,036)	—	(17,036)	Bank of Nova Scotia
2,500	06/29/17	0.980%	3 month LIBOR(2)	(28,873)	—	(28,873)	Bank of Nova Scotia
1,195	07/16/17	0.847%	3 month LIBOR(2)	(4,929)	—	(4,929)	Bank of Nova Scotia
1,300	08/01/17	0.844%	3 month LIBOR(2)	(4,299)	—	(4,299)	Bank of Nova Scotia
4,325	08/31/17	0.872%	3 month LIBOR(2)	(6,276)	—	(6,276)	Deutshe Bank AG
3,200	09/10/17	0.845%	3 month LIBOR(2)	(5,541)	—	(5,541)	Morgan Stanley Capital Services
3,000	09/18/17	0.840%	3 month LIBOR(2)	(3,674)	—	(3,674)	Barclays Bank PLC
4,675	09/25/17	0.820%	3 month LIBOR(2)	58	—	58	Bank of Nova Scotia
1,980	09/28/17	0.795%	3 month LIBOR(1)	(2,371)	—	(2,371)	Credit Suisse International
1,900	10/09/17	0.765%	3 month LIBOR(2)	(46)	—	(46)	Bank of Nova Scotia
1,900	10/09/17	0.784%	3 month LIBOR(2)	(1,807)	—	(1,807)	Morgan Stanley Capital Services
1,950	10/15/17	0.790%	3 month LIBOR(1)	1,850	—	1,850	Morgan Stanley Capital Services
3,800	10/22/17	0.883%	3 month LIBOR(2)	(19,779)	—	(19,779)	Bank of Nova Scotia
4,400	10/26/17	0.861%	3 month LIBOR(1)	17,612	—	17,612	Credit Suisse International
1,700	11/09/17	0.774%	3 month LIBOR(2)	1,598	—	1,598	Bank of Nova Scotia

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (3)	Counterparty
Over-the-counter swap agreements (cont’d.)
2,400	11/15/17	0.762%	3 month LIBOR(2)	$4,343	$ —	$ 4,343	Morgan Stanley Capital Services
2,100	12/11/17	0.734%	3 month LIBOR(2)	8,817	—	8,817	Barclays Bank PLC
1,500	12/12/17	0.736%	3 month LIBOR(2)	6,472	—	6,472	Bank of Nova Scotia
3,500	01/15/18	0.915%	3 month LIBOR(2)	(7,400)	—	(7,400)	Barclays Bank PLC
1,600	01/22/18	0.908%	3 month LIBOR(2)	(2,245)	—	(2,245)	Morgan Stanley Capital Services
2,100	02/01/18	1.035%	3 month LIBOR(2)	(15,007)	—	(15,007)	Bank of Nova Scotia
2,000	03/06/18	0.903%	3 month LIBOR(2)	1,795	—	1,795	Barclays Bank PLC
900	03/08/18	0.959%	3 month LIBOR(2)	(1,605)	—	(1,605)	Barclays Bank PLC
700	03/13/18	1.044%	3 month LIBOR(2)	(3,996)	—	(3,996)	Barclays Bank PLC
620	03/15/18	0.885%	3 month LIBOR(2)	1,360	—	1,360	Bank of Nova Scotia
1,500	03/18/18	1.053%	3 month LIBOR(2)	(8,804)	—	(8,804)	Barclays Bank PLC
620	03/18/18	1.049%	3 month LIBOR(1)	3,517	—	3,517	Bank of Nova Scotia
2,200	03/27/18	1.003%	3 month LIBOR(2)	(6,564)	—	(6,564)	Barclays Bank PLC
1,120	05/15/18	2.318%	3 month LIBOR(1)	84,970	—	84,970	JPMorgan Chase Bank
580	07/27/18	2.473%	3 month LIBOR(2)	(45,950)	—	(45,950)	Bank of America N.A.
430	08/02/18	2.400%	3 month LIBOR(2)	(32,205)	—	(32,205)	Barclays Bank PLC
70	08/09/18	2.136%	3 month LIBOR(1)	4,219	—	4,219	Bank of America N.A.
1,500	08/22/18	1.665%	3 month LIBOR(2)	(51,094)	—	(51,094)	JPMorgan Chase Bank
500	08/30/18	1.850%	3 month LIBOR(1)	21,853	—	21,853	Morgan Stanley Capital Services
500	08/31/18	1.893%	3 month LIBOR(2)	(23,049)	—	(23,049)	Barclays Bank PLC
600	09/01/18	1.820%	3 month LIBOR(2)	(25,124)	—	(25,124)	Citibank N.A.
590	09/06/18	1.820%	3 month LIBOR(2)	(24,561)	—	(24,561)	Barclays Bank PLC
490	09/08/18	1.688%	3 month LIBOR(2)	(16,828)	—	(16,828)	Barclays Bank PLC
190	09/27/18	1.525%	3 month LIBOR(1)	4,658	—	4,658	Morgan Stanley Capital Services
2,935	09/29/18	1.735%	3 month LIBOR(2)	(104,937)	—	(104,937)	Barclays Bank PLC
845	10/03/18	1.745%	3 month LIBOR(1)	37,135	—	37,135	UBS AG
655	10/21/18	1.908%	3 month LIBOR(2)	(34,306)	—	(34,306)	Barclays Bank PLC
740	10/27/18	1.960%	3 month LIBOR(2)	(40,766)	—	(40,766)	Barclays Bank PLC
605	11/01/18	1.984%	3 month LIBOR(2)	(33,992)	—	(33,992)	Barclays Bank PLC
320	11/02/18	1.880%	3 month LIBOR(2)	(16,014)	—	(16,014)	Barclays Bank PLC
350	11/04/18	1.766%	3 month LIBOR(2)	(15,109)	—	(15,109)	Barclays Bank PLC
460	11/08/18	1.738%	3 month LIBOR(2)	(18,990)	—	(18,990)	Citibank N.A.
190	11/22/18	1.766%	3 month LIBOR(1)	8,001	—	8,001	Morgan Stanley Capital Services
735	11/25/18	1.746%	3 month LIBOR(1)	29,916	—	29,916	Morgan Stanley Capital Services
295	11/30/18	1.830%	3 month LIBOR(1)	13,380	—	13,380	Barclays Bank PLC
560	12/05/18	1.813%	3 month LIBOR(2)	(24,641)	—	(24,641)	Barclays Bank PLC
570	12/12/18	1.750%	3 month LIBOR(2)	(22,755)	—	(22,755)	Barclays Bank PLC
600	12/14/18	1.709%	3 month LIBOR(2)	(22,426)	—	(22,426)	Barclays Bank PLC
1,070	01/12/19	1.699%	3 month LIBOR(2)	(36,546)	—	(36,546)	Citibank N.A.
530	01/17/19	1.603%	3 month LIBOR(2)	(14,949)	—	(14,949)	Barclays Bank PLC
355	01/31/19	1.555%	3 month LIBOR(2)	(8,700)	—	(8,700)	Morgan Stanley Capital Services
1,545	02/16/19	1.580%	3 month LIBOR(1)	38,468	—	38,468	Citibank N.A.
820	02/23/19	1.631%	3 month LIBOR(1)	22,514	—	22,514	Citibank N.A.
400	03/05/19	1.643%	3 month LIBOR(2)	(11,042)	—	(11,042)	Bank of Nova Scotia
2,700	03/19/19	1.880%	3 month LIBOR(1)	109,825	—	109,825	Bank of Nova Scotia
2,250	03/22/19	1.980%	3 month LIBOR(1)	104,273	—	104,273	Bank of Nova Scotia
2,250	04/11/19	1.790%	3 month LIBOR(1)	94,611	—	94,611	Barclays Bank PLC
450	04/13/19	1.638%	3 month LIBOR(1)	14,476	—	14,476	Bank of Nova Scotia
2,300	04/19/19	1.610%	3 month LIBOR(1)	69,219	—	69,219	Barclays Bank PLC
2,310	05/14/19	1.538%	3 month LIBOR(1)	55,033	—	55,033	Bank of Nova Scotia
12,000	05/17/19	1.505%	3 month LIBOR(1)	258,812	—	258,812	Bank of Nova Scotia
3,100	05/18/19	1.523%	3 month LIBOR(1)	69,883	—	69,883	Morgan Stanley Capital Services
1,900	05/21/19	1.475%	3 month LIBOR(1)	36,859	—	36,859	Bank of Nova Scotia
380	05/22/19	1.455%	3 month LIBOR(1)	6,887	—	6,887	Morgan Stanley Capital Services
2,450	05/23/19	1.450%	3 month LIBOR(1)	43,347	—	43,347	Bank of Nova Scotia
9,400	06/07/19	1.330%	3 month LIBOR(1)	85,287	—	85,287	Barclays Bank PLC
1,500	06/07/19	1.393%	3 month LIBOR(1)	19,553	—	19,553	Bank of Nova Scotia
3,075	07/23/19	1.220%	3 month LIBOR(2)	5,367	—	5,367	Bank of Nova Scotia

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (3)	Counterparty
Over-the-counter swap agreements (cont’d.)
600	07/31/19	1.176%	3 month LIBOR(2)	$3,049	$ —	$ 3,049	Bank of Nova Scotia
850	09/04/19	1.263%	3 month LIBOR(1)	(1,677)	—	(1,677)	Barclays Bank PLC
2,720	09/24/19	1.238%	3 month LIBOR(1)	(13,302)	—	(13,302)	Barclays Bank PLC
5,120	09/27/19	1.220%	3 month LIBOR(1)	(31,616)	—	(31,616)	Bank of Nova Scotia
590	10/02/19	1.188%	3 month LIBOR(2)	2,017	—	2,017	Bank of Nova Scotia
395	10/02/19	1.291%	3 month LIBOR(1)	(24)	—	(24)	Barclays Bank PLC
2,250	10/03/19	1.199%	3 month LIBOR(1)	(6,126)	—	(6,126)	Citibank N.A.
1,700	10/04/19	1.200%	3 month LIBOR(1)	(4,586)	—	(4,586)	Bank of Nova Scotia
2,700	10/16/19	1.210%	3 month LIBOR(1)	(7,782)	—	(7,782)	Barclays Bank PLC
3,400	10/25/19	1.299%	3 month LIBOR(1)	8,614	—	8,614	Credit Suisse International
3,000	10/30/19	1.308%	3 month LIBOR(1)	8,393	—	8,393	Barclays Bank PLC
1,000	11/02/19	1.253%	3 month LIBOR(1)	(1,269)	—	(1,269)	Citibank N.A.
1,740	11/15/19	1.443%	3 month LIBOR(1)	10,469	—	10,469	Morgan Stanley Capital Services
957	11/15/19	4.546%	3 month LIBOR(2)	(453,699)	—	(453,699)	Deutshe Bank AG
2,400	11/16/19	1.167%	3 month LIBOR(1)	(19,365)	—	(19,365)	Barclays Bank PLC
10,900	11/19/19	1.158%	3 month LIBOR(1)	(96,368)	—	(96,368)	Morgan Stanley Capital Services
4,100	11/20/19	1.149%	3 month LIBOR(1)	(38,880)	—	(38,880)	Barclays Bank PLC
3,710	11/29/19	1.200%	3 month LIBOR(1)	(24,675)	—	(24,675)	Morgan Stanley Capital Services
1,300	12/06/19	1.160%	3 month LIBOR(1)	(12,814)	—	(12,814)	Morgan Stanley Capital Services
79,000	12/31/19	1.891%	3 month LIBOR(1)	4,434,456	—	4,434,456	Bank of America N.A.
13,905	12/31/19	3.018%	3 month LIBOR(2)	(2,355,049)	—	(2,355,049)	UBS AG
10,965	12/31/19	3.538%	3 month LIBOR(1)	2,636,157	—	2,636,157	JPMorgan Chase Bank
10,600	12/31/19	4.137%	3 month LIBOR(1)	4,341,422	—	4,341,422	JPMorgan Chase Bank
5,220	12/31/19	4.256%	3 month LIBOR(1)	2,253,041	—	2,253,041	JPMorgan Chase Bank
3,700	12/31/19	4.886%	3 month LIBOR(1)	2,009,305	—	2,009,305	JPMorgan Chase Bank
3,200	12/31/19	3.193%	3 month LIBOR(2)	(834,165)	—	(834,165)	Morgan Stanley Capital Services
1,500	12/31/19	3.102%	3 month LIBOR(2)	(372,826)	—	(372,826)	Morgan Stanley Capital Services
1,000	12/31/19	3.496%	3 month LIBOR(2)	(300,770)	—	(300,770)	Morgan Stanley Capital Services
934	12/31/19	4.690%	3 month LIBOR(1)	473,965	—	473,965	JPMorgan Chase Bank
670	12/31/19	2.005%	3 month LIBOR(2)	(43,089)	—	(43,089)	Bank of America N.A.
1,740	02/15/20	1.505%	3 month LIBOR(2)	(5,452)	—	(5,452)	Morgan Stanley Capital Services
1,700	02/22/20	1.550%	3 month LIBOR(2)	(17,279)	—	(17,279)	Citibank N.A.
1,700	02/26/20	1.487%	3 month LIBOR(2)	(9,609)	—	(9,609)	Barclays Bank PLC
957	05/15/20	4.246%	3 month LIBOR(2)	(416,308)	—	(416,308)	Deutshe Bank AG
3,685	09/10/20	2.620%	3 month LIBOR(2)	(291,236)	—	(291,236)	Barclays Bank PLC
7,865	09/15/20	1.583%	3 month LIBOR(2)	(27,231)	—	(27,231)	UBS AG
1,145	09/17/20	2.708%	3 month LIBOR(2)	(97,197)	—	(97,197)	Morgan Stanley Capital Services
460	10/01/20	2.523%	3 month LIBOR(2)	(37,786)	—	(37,786)	UBS AG
892	05/15/21	4.419%	3 month LIBOR(2)	(428,466)	—	(428,466)	Deutshe Bank AG
889	05/15/21	4.446%	3 month LIBOR(2)	(431,464)	—	(431,464)	Deutshe Bank AG
540	06/08/21	4.640%	3 month LIBOR(1)	54,795	—	54,795	Morgan Stanley Capital Services
890	08/03/21	2.925%	3 month LIBOR(2)	(89,146)	—	(89,146)	Barclays Bank PLC
1,860	08/04/21	2.803%	3 month LIBOR(2)	(167,670)	—	(167,670)	Barclays Bank PLC
450	08/11/21	2.570%	3 month LIBOR(1)	31,844	—	31,844	HSBC Bank USA N.A.
2,800	08/12/21	2.378%	3 month LIBOR(2)	(154,313)	—	(154,313)	Morgan Stanley Capital Services
7,375	08/15/21	2.395%	3 month LIBOR(1)	414,917	—	414,917	JPMorgan Chase Bank
370	08/15/21	2.380%	3 month LIBOR(2)	(20,367)	—	(20,367)	Barclays Bank PLC
220	08/19/21	2.350%	3 month LIBOR(2)	(11,508)	—	(11,508)	Barclays Bank PLC
850	08/24/21	2.253%	3 month LIBOR(1)	37,394	—	37,394	Bank of America N.A.
360	08/24/21	2.255%	3 month LIBOR(1)	15,913	—	15,913	Citibank N.A.
805	08/25/21	2.222%	3 month LIBOR(2)	(33,343)	—	(33,343)	Bank of America N.A.
710	09/02/21	2.378%	3 month LIBOR(2)	(37,981)	—	(37,981)	Barclays Bank PLC
310	09/06/21	2.223%	3 month LIBOR(1)	12,596	—	12,596	UBS AG
215	09/06/21	2.248%	3 month LIBOR(1)	9,171	—	9,171	Barclays Bank PLC
310	09/09/21	2.205%	3 month LIBOR(2)	(12,091)	—	(12,091)	Barclays Bank PLC
4,600	09/12/21	2.188%	3 month LIBOR(1)	171,596	—	171,596	Barclays Bank PLC
210	09/13/21	2.171%	3 month LIBOR(2)	(7,548)	—	(7,548)	Bank of America N.A.
280	09/21/21	2.170%	3 month LIBOR(2)	(9,857)	—	(9,857)	Barclays Bank PLC

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (3)	Counterparty
Over-the-counter swap agreements (cont’d.)
70	09/22/21	2.158%	3 month LIBOR(1)	$2,388	$ —	$ 2,388	Barclays Bank PLC
105	09/27/21	1.933%	3 month LIBOR(1)	1,629	—	1,629	Citibank N.A.
785	10/03/21	2.188%	3 month LIBOR(1)	35,889	—	35,889	Barclays Bank PLC
140	10/04/21	2.108%	3 month LIBOR(1)	5,434	—	5,434	Citibank N.A.
360	10/06/21	2.038%	3 month LIBOR(2)	(11,751)	—	(11,751)	Citibank N.A.
215	10/07/21	2.135%	3 month LIBOR(1)	8,796	—	8,796	Citibank N.A.
370	10/11/21	2.285%	3 month LIBOR(2)	(19,772)	—	(19,772)	Barclays Bank PLC
360	10/11/21	2.118%	3 month LIBOR(1)	14,068	—	14,068	Citibank N.A.
360	10/11/21	2.265%	3 month LIBOR(2)	(18,620)	—	(18,620)	Citibank N.A.
830	10/19/21	2.358%	3 month LIBOR(2)	(48,950)	—	(48,950)	Barclays Bank PLC
290	11/01/21	2.483%	3 month LIBOR(2)	(19,880)	—	(19,880)	Barclays Bank PLC
205	11/03/21	2.190%	3 month LIBOR(2)	(8,885)	—	(8,885)	Barclays Bank PLC
150	11/30/21	2.229%	3 month LIBOR(1)	6,666	—	6,666	JPMorgan Chase Bank
915	12/05/21	2.271%	3 month LIBOR(2)	(43,517)	—	(43,517)	Barclays Bank PLC
245	12/05/21	2.251%	3 month LIBOR(2)	(11,238)	—	(11,238)	Barclays Bank PLC
330	12/06/21	2.238%	3 month LIBOR(2)	(14,734)	—	(14,734)	Barclays Bank PLC
130	12/19/21	2.053%	3 month LIBOR(1)	3,610	—	3,610	Barclays Bank PLC
380	12/22/21	2.085%	3 month LIBOR(1)	11,526	—	11,526	Barclays Bank PLC
270	12/23/21	2.090%	3 month LIBOR(2)	(8,283)	—	(8,283)	Barclays Bank PLC
470	12/28/21	2.118%	3 month LIBOR(2)	(15,327)	—	(15,327)	Barclays Bank PLC
13,500	01/13/22	1.690%	3 month LIBOR(2)	81,011	—	81,011	Bank of Nova Scotia
6,200	01/13/22	1.605%	3 month LIBOR(1)	(82,219)	—	(82,219)	Bank of Nova Scotia
690	01/13/22	1.660%	3 month LIBOR(2)	5,921	—	5,921	Citibank N.A.
690	01/13/22	1.676%	3 month LIBOR(1)	(4,987)	—	(4,987)	Citibank N.A.
325	01/13/22	2.050%	3 month LIBOR(2)	(8,031)	—	(8,031)	Bank of Nova Scotia
330	01/20/22	1.999%	3 month LIBOR(2)	(6,510)	—	(6,510)	Bank of Nova Scotia
250	01/24/22	2.113%	3 month LIBOR(2)	(7,278)	—	(7,278)	Bank of Nova Scotia
190	01/24/22	2.118%	3 month LIBOR(2)	(5,612)	—	(5,612)	Bank of Nova Scotia
330	01/25/22	2.171%	3 month LIBOR(1)	11,226	—	11,226	Bank of Nova Scotia
325	02/02/22	1.914%	3 month LIBOR(2)	(3,692)	—	(3,692)	Citibank N.A.
335	02/13/22	2.120%	3 month LIBOR(1)	9,373	—	9,373	Bank of Nova Scotia
270	02/17/22	2.018%	3 month LIBOR(2)	(5,123)	—	(5,123)	Bank of Nova Scotia
200	02/21/22	2.105%	3 month LIBOR(2)	(5,215)	—	(5,215)	JPMorgan Chase Bank
135	02/21/22	2.100%	3 month LIBOR(2)	(3,463)	—	(3,463)	JPMorgan Chase Bank
205	02/23/22	2.117%	3 month LIBOR(2)	(5,523)	—	(5,523)	JPMorgan Chase Bank
1,365	03/02/22	2.010%	3 month LIBOR(1)	23,698	—	23,698	Barclays Bank PLC
1,050	03/09/22	2.045%	3 month LIBOR(1)	20,777	—	20,777	Bank of Nova Scotia
800	03/28/22	2.350%	3 month LIBOR(1)	35,335	—	35,335	Barclays Bank PLC
995	04/12/22	2.093%	3 month LIBOR(1)	30,524	—	30,524	Barclays Bank PLC
300	06/11/22	1.843%	3 month LIBOR(2)	(940)	—	(940)	Bank of Nova Scotia
1,100	06/20/22	1.716%	3 month LIBOR(2)	9,695	—	9,695	Bank of Nova Scotia
750	08/29/22	1.777%	3 month LIBOR(2)	7,414	—	7,414	Citibank N.A.
1,850	09/11/22	1.833%	3 month LIBOR(2)	11,124	—	11,124	Bank of Nova Scotia
2,600	09/12/22	1.790%	3 month LIBOR(1)	(25,707)	—	(25,707)	Bank of Nova Scotia
750	09/25/22	1.785%	3 month LIBOR(1)	(8,631)	—	(8,631)	Barclays Bank PLC
700	10/12/22	1.741%	3 month LIBOR(1)	(6,175)	—	(6,175)	Barclays Bank PLC
776	12/04/22	1.664%	3 month LIBOR(2)	15,947	—	15,947	Morgan Stanley Capital Services
1,150	02/14/23	2.069%	3 month LIBOR(1)	12,177	—	12,177	Bank of Nova Scotia
500	02/19/23	2.105%	3 month LIBOR(2)	(6,732)	—	(6,732)	Bank of Nova Scotia
1,100	03/21/23	2.038%	3 month LIBOR(2)	(5,300)	—	(5,300)	Barclays Bank PLC
1,500	09/12/26	2.663%	3 month LIBOR(2)	(45,220)	—	(45,220)	Morgan Stanley Capital Services
1,135	09/30/26	2.628%	3 month LIBOR(1)	27,611	—	27,611	Citibank N.A.
455	02/14/27	2.503%	3 month LIBOR(1)	3,678	—	3,678	Barclays Bank PLC
700	12/28/27	2.353%	3 month LIBOR(1)	(11,487)	—	(11,487)	Barclays Bank PLC
210	09/13/31	2.890%	3 month LIBOR(2)	(5,342)	—	(5,342)	Barclays Bank PLC
1,965	08/15/39	2.949%	3 month LIBOR(1)	(7,623)	—	(7,623)	Barclays Bank PLC
1,965	08/15/39	3.011%	3 month LIBOR(2)	(15,320)	—	(15,320)	Barclays Bank PLC
160	08/24/41	3.065%	3 month LIBOR(2)	(3,760)	—	(3,760)	Citibank N.A.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (3)	Counterparty
Over-the-counter swap agreements (cont’d.)
160	08/24/41	3.074%	3 month LIBOR(2)	$(4,041)	$—	$(4,041)	Citibank N.A.
160	09/06/41	3.028%	3 month LIBOR(2)	(2,428)	—	(2,428)	UBS AG
160	09/06/41	3.110%	3 month LIBOR(2)	(5,075)	—	(5,075)	UBS AG
160	09/08/41	2.954%	3 month LIBOR(1)	39	—	39	Barclays Bank PLC
130	09/09/41	3.019%	3 month LIBOR(1)	1,735	—	1,735	Barclays Bank PLC
150	10/11/41	2.719%	3 month LIBOR(2)	5,474	—	5,474	JPMorgan Chase Bank
160	10/17/41	2.905%	3 month LIBOR(1)	183	—	183	Barclays Bank PLC
140	12/12/41	2.685%	3 month LIBOR(1)	(6,732)	—	(6,732)	Citibank N.A.
140	12/20/41	2.614%	3 month LIBOR(2)	8,844	—	8,844	Citibank N.A.
85	12/20/41	2.615%	3 month LIBOR(1)	(5,348)	—	(5,348)	Barclays Bank PLC
85	01/10/42	2.718%	3 month LIBOR(1)	(3,773)	—	(3,773)	Barclays Bank PLC
95	01/11/42	2.710%	3 month LIBOR(1)	(4,370)	—	(4,370)	Citibank N.A.
180	01/12/42	2.773%	3 month LIBOR(2)	6,000	—	6,000	Citibank N.A.
145	02/09/42	2.840%	3 month LIBOR(1)	(3,167)	—	(3,167)	Barclays Bank PLC

				$10,342,528	$—	$10,342,528

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$14,936,378	$ —
Commercial Mortgage-Backed Securities	—	15,979,173	—
Corporate Bonds	—	14,318,913	—
Municipal Bond	—	137,005	—
Non-Corporate Foreign Agencies	—	6,773,727	—
Sovereigns	—	2,230,700	—
U.S. Government Agency Obligations	—	41,671,272	—
U.S. Treasury Obligations	—	33,440,684	—
Options Purchased	—	57,840	—
Options Written	—	(9,729)	—
Affiliated Money Market Mutual Fund	35,849,891	—	—
Other Financial Instruments*
Futures Contracts	(104,840)	—	—
Interest Rate Swaps	—	10,342,528	—

Total	$35,745,051	$139,878,491	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 84.4%
ASSET-BACKED SECURITIES — 3.9%
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.953%(c)	03/15/16	300	$ 307,491
CarMax Auto Owner Trust, Series 2013-1, Class A2	Aaa	0.420%	03/15/16	200	199,944
Chase Issuance Trust, Series 2008-A6, Class A6	Aaa	1.403%(c)	05/15/15	40	40,062
Chase Issuance Trust, Series 2012-A5, Class A5	AAA(d)	0.590%	08/15/17	500	499,596
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%	09/20/19	500	598,920
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%	01/15/17	200	206,974
GE Equipment Small Ticket LLC, Series 2012-1A, Class A3, 144A	Aaa	1.040%	09/21/15	600	602,133
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.503%(c)	02/15/18	200	200,000

TOTAL ASSET-BACKED SECURITIES (cost $2,658,009)					2,655,120

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.9%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-2, Class A5	Aaa	4.857%(c)	07/10/43	300	321,774
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4	Aaa	4.668%	07/10/43	200	214,087
Citigroup Commercial Mortgage Trust 2012-GC8, Series 2012-GC8, Class A2	Aaa	1.813%	09/10/45	650	665,248
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	Aaa	5.218%(c)	07/15/44	600	656,083
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%	03/10/46	200	205,808
Commercial Mortgage Trust, Series 2005-GG3, Class A4	Aaa	4.799%(c)	08/10/42	250	263,870
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland), Series 2005-C1, Class A4	Aaa	5.014%(c)	02/15/38	300	318,100
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class A2	AA+(d)	3.230%	07/25/21	90	96,875
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	AA+(d)	2.615%	01/25/23	300	300,436
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	188	188,007
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4	Aaa	4.738%	07/15/42	200	213,693
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.201%(c)	12/15/44	200	219,217
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.792%(c)	06/15/49	215	221,843
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%	02/15/51	41	42,035
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	Aaa	5.882%(c)	02/15/51	170	197,811
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A4	AAA(d)	5.197%(c)	11/15/30	200	217,424
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4	Aaa	4.747%(c)	06/12/43	650	692,479
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%	01/10/45	300	316,562
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	Aaa	5.283%(c)	12/15/44	200	219,592

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%	11/15/48	200	$ 225,745
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	Aaa	1.765%	12/15/45	200	203,653

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,013,728)					6,000,342

CORPORATE BONDS — 6.9%
Banking — 2.2%
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	250	290,237
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19	175	233,143
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%	02/21/18	300	300,902
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%	03/15/20	175	199,377
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%	04/23/19	175	213,747
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	125	144,448
Wells Fargo & Co, Sub. Notes, MTN	A3	3.450%	02/13/23	95	95,638
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.625%	12/11/17	25	29,571

					1,507,063

Cable — 0.2%
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%	04/15/19	110	110,304

Capital Goods
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	25	28,234

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%	11/15/22	165	162,162

Energy - Integrated — 0.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	10	11,426
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18	240	290,310

					301,736

Energy - Other — 0.3%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	3.600%	04/30/22	165	173,163
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	25	28,669

					201,832

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	5.000%	04/15/20	185	219,390

Healthcare & Pharmaceutical — 0.4%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	2.000%	11/06/18	245	247,920

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	2.750%	11/15/22	160	156,559

Insurance — 1.0%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	260	304,360
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	25	26,770
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	185	211,666
Principal Financial Group, Inc., Gtd. Notes	A3	3.300%	09/15/22	160	162,615

					705,411

Non-Captive Finance — 0.4%
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	A1	6.000%	08/07/19	195	236,743

Pharmaceuticals — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	170	188,092

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.) GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	2.800%	03/18/23	70	$70,430

					258,522

Pipelines & Other — 0.4% DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350%	03/15/20	25	27,654
Kinder Morgan Energy Partners LP, Sr. Unsec’d.
Notes	Baa2	3.950%	09/01/22	155	164,688
Magellan Midstream Partners LP, Sr. Unsec’d.
Notes	Baa2	4.250%	02/01/21	50	55,252

					247,594

Telecommunications AT&T, Inc., Sr. Unsec’d. Notes	A3	3.875%	08/15/21	25	27,032

Tobacco — 0.4% Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	205	285,292

TOTAL CORPORATE BONDS (cost $4,652,438)					4,695,794

NON-CORPORATE FOREIGN AGENCIES — 1.2%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%	06/20/16	415	414,946
DNB Boligkreditt AS (Norway), Cov’d. Bonds, 144A	Aaa	1.450%	03/21/18	300	301,345
Swedbank Hypotek AB (Sweden), Cov’d. Bonds, 144A	Aaa	1.375%	03/28/18	100	99,952

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $813,336)					816,243

SOVEREIGNS — 3.3%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%	03/21/16	100	99,959
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	0.500%	03/06/15	200	200,380
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	NR	2.750%	03/05/15	100	103,903
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	NR	2.875%	09/15/14	200	206,224
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	300	302,040
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.625%	05/22/15	100	100,491
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	Aaa	0.625%	05/22/15	100	100,566
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16	200	210,140
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%	05/18/15	350	349,978
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	NR	0.250%	09/12/15	330	328,317
Republic of Austria	NR	3.250%	06/25/13	215	216,413

TOTAL SOVEREIGNS (cost $2,220,953)					2,218,411

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 42.3%
Federal Home Loan Banks	0.250%	02/20/15	3,150	$3,146,081
Federal Home Loan Banks	1.000%	06/21/17	3,000	3,028,869
Federal Home Loan Mortgage Corp.	0.750%	01/12/18	20	19,878
Federal Home Loan Mortgage Corp.	0.875%	03/07/18	3,060	3,053,947
Federal Home Loan Mortgage Corp.	1.000%	09/29/17	20	20,140
Federal Home Loan Mortgage Corp.	2.375%	01/13/22	3,175	3,304,537
Federal National Mortgage Assoc.	0.875%	02/08/18	3,175	3,165,669
Federal National Mortgage Assoc.	5.375%	06/12/17	3,000	3,576,792
Financing Corp. FICO Strips Principal, Series D-P	1.590%(s)	09/26/19	3,115	2,810,210
Government National Mortgage Association	3.000%	TBA	2,000	2,085,000
Government National Mortgage Association	3.000%	TBA	1,500	1,567,969
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes	1.760%(s)	09/15/20	3,130	2,746,685
Israel Government AID Bond (Israel), Series 11-Z, Gov’t. Gtd. Notes	1.340%(s)	05/15/19	90	82,936

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $28,580,042)				28,608,713

U.S. TREASURY OBLIGATIONS — 17.9%
U.S. Treasury Bonds	2.750%	11/15/42	135	125,128
U.S. Treasury Bonds	3.125%	02/15/43	465	465,872
U.S. Treasury Bonds	6.125%	11/15/27	95	138,655
U.S. Treasury Bonds(k)	7.250%	05/15/16	210	254,559
U.S. Treasury Bonds	7.250%	08/15/22	170	252,503
U.S. Treasury Notes(k)	0.250%	01/31/15	235	235,055
U.S. Treasury Notes	0.250%	02/28/15	1,205	1,205,094
U.S. Treasury Notes	0.375%	06/15/15	85	85,179
U.S. Treasury Notes	0.625%	05/31/17	3,200	3,204,000
U.S. Treasury Notes	0.750%	06/30/17	3,100	3,117,921
U.S. Treasury Notes	1.250%	02/29/20	2,970	2,974,639
U.S. Treasury Strips Coupon	2.370%(s)	02/15/25	35	26,447

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,068,309)				12,085,052

TOTAL LONG-TERM INVESTMENTS (cost $57,006,815)				57,079,675

			Shares
SHORT-TERM INVESTMENT — 20.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 20.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $13,877,800)(w)			13,877,800	13,877,800

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED*(l)
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.21% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank	312	$ 6,556
Receive a fixed rate of 2.22% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank	663	14,296

TOTAL OPTIONS PURCHASED (cost $19,890)			20,852

TOTAL SHORT-TERM INVESTMENTS (cost $13,897,690)			13,898,652

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 105.0% (cost $70,904,505)			70,978,327

OPTIONS WRITTEN*(l)
Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.71% and receive a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank	312	(1,086)
Pay a fixed rate of 1.72% and receive a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank	663	(2,420)

TOTAL OPTIONS WRITTEN (premiums received $3,443)			(3,506)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 105.0% (cost $70,901,062)			70,974,821
Liabilities in excess of other assets(x) — (5.0)%			(3,381,058)

NET ASSETS — 100.0%			$ 67,593,763

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s Rating.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

(l)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(1)

Short Positions:
15	2 Year U.S. Treasury Notes	Jun. 2013	$3,306,354	$3,306,797	$(443)
47	5 Year U.S. Treasury Notes	Jun. 2013	5,825,309	5,830,570	(5,261)
19	10 Year U.S. Treasury Notes	Jun. 2013	2,499,849	2,507,703	(7,854)
1	U.S. Long Bond	Jun. 2013	144,530	144,469	61
4	U.S. Ultra Bond	Jun. 2013	628,494	630,375	(1,881)

					(15,378)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty

Over-the-counter swap agreements:
400	09/12/14	0.656%	3 month LIBOR(2)	$(1,695)	$ —	$ (1,695)	Barclays Bank PLC
400	09/19/14	0.669%	3 month LIBOR(2)	(1,767)	—	(1,767)	JPMorgan Chase Bank
1,200	02/21/15	0.690%	3 month LIBOR(1)	6,919	—	6,919	Citibank N.A.
3,025	03/27/15	0.424%	3 month LIBOR(2)	(923)	—	(923)	Citibank N.A.
335	03/22/16	0.535%	3 month LIBOR(2)	(125)	—	(125)	Citibank N.A.
370	08/22/16	1.168%	3 month LIBOR(2)	(7,471)	—	(7,471)	Morgan Stanley Capital Services
530	08/26/16	1.299%	3 month LIBOR(1)	13,073	—	13,073	Morgan Stanley Capital Services
595	08/31/16	0.934%	3 month LIBOR(1)	7,103	—	7,103	Credit Suisse International
185	08/31/16	0.978%	3 month LIBOR(2)	(2,494)	—	(2,494)	JPMorgan Chase Bank
185	08/31/16	0.975%	3 month LIBOR(2)	(2,472)	—	(2,472)	JPMorgan Chase Bank
1,500	09/08/16	1.186%	3 month LIBOR(1)	30,752	—	30,752	Morgan Stanley Capital Services
980	12/08/16	1.315%	3 month LIBOR(1)	27,798	—	27,798	Barclays Bank PLC
300	01/24/17	1.176%	3 month LIBOR(2)	(6,188)	—	(6,188)	Bank of Nova Scotia
195	01/27/17	1.138%	3 month LIBOR(2)	(3,708)	—	(3,708)	Bank of Nova Scotia
180	02/13/17	1.128%	3 month LIBOR(2)	(3,250)	—	(3,250)	Bank of Nova Scotia
75	02/21/17	1.179%	3 month LIBOR(2)	(1,486)	—	(1,486)	JPMorgan Chase Bank
115	02/28/17	0.680%	3 month LIBOR(1)	(21)	—	(21)	Citibank N.A.
6,675	03/27/17	0.737%	3 month LIBOR(2)	(8,544)	—	(8,544)	Barclays Bank PLC
120	07/05/17	0.938%	3 month LIBOR(2)	(1,040)	—	(1,040)	Bank of Nova Scotia
11,500	08/31/17	0.843%	3 month LIBOR(2)	(3,407)	—	(3,407)	Bank of America N.A.
1,475	08/31/17	0.872%	3 month LIBOR(2)	(2,140)	—	(2,140)	Deutshe Bank AG
1,000	09/10/17	0.845%	3 month LIBOR(2)	(1,732)	—	(1,732)	Morgan Stanley Capital Services
50	10/03/17	0.778%	3 month LIBOR(2)	(46)	—	(46)	Citibank N.A.
265	10/15/17	0.790%	3 month LIBOR(1)	251	—	251	Morgan Stanley Capital Services
300	11/20/17	0.770%	3 month LIBOR(2)	494	—	494	Bank of Nova Scotia
90	11/21/17	0.770%	3 month LIBOR(1)	(152)	—	(152)	Bank of Nova Scotia
3,120	02/08/18	0.956%	3 month LIBOR(2)	(6,885)	—	(6,885)	Citibank N.A.
2,600	04/02/18	0.966%	3 month LIBOR(2)	(2,146)	—	(2,146)	Barclays Bank PLC
300	09/15/18	1.671%	3 month LIBOR(1)	9,921	—	9,921	Barclays Bank PLC
2,050	01/17/19	1.620%	3 month LIBOR(1)	59,813	—	59,813	Citibank N.A.
160	02/16/19	1.580%	3 month LIBOR(1)	3,984	—	3,984	Citibank N.A.
60	05/14/19	1.538%	3 month LIBOR(1)	1,429	—	1,429	Bank of Nova Scotia
50	06/07/19	1.338%	3 month LIBOR(1)	477	—	477	Bank of Nova Scotia
50	08/01/19	1.229%	3 month LIBOR(2)	92	—	92	Bank of Nova Scotia
30	09/24/19	1.238%	3 month LIBOR(1)	(147)	—	(147)	Barclays Bank PLC
160	09/27/19	1.220%	3 month LIBOR(1)	(988)	—	(988)	Bank of Nova Scotia

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (3)	Counterparty

Over-the-counter swap agreements (cont’d.)
100	10/30/19	1.311%	3 month LIBOR(2)	$(305)	$ —	$ (305)	Barclays Bank PLC
250	11/15/19	1.443%	3 month LIBOR(1)	1,504	—	1,504	Morgan Stanley Capital Services
90	11/29/19	1.200%	3 month LIBOR(1)	(599)	—	(599)	Morgan Stanley Capital Services
925	02/08/20	1.495%	3 month LIBOR(1)	6,885	—	6,885	Bank of Nova Scotia
250	02/15/20	1.505%	3 month LIBOR(2)	(783)	—	(783)	Morgan Stanley Capital Services
1,800	02/28/20	1.403%	3 month LIBOR(1)	(375)	—	(375)	Barclays Bank PLC
3,800	03/07/20	1.415%	3 month LIBOR(1)	393	—	393	Barclays Bank PLC
900	03/11/20	1.453%	3 month LIBOR(1)	2,202	—	2,202	Barclays Bank PLC
1,300	03/15/20	1.544%	3 month LIBOR(1)	10,078	—	10,078	Citibank N.A.
900	03/18/20	1.560%	3 month LIBOR(1)	8,319	—	8,319	Barclays Bank PLC
600	03/19/20	1.548%	3 month LIBOR(1)	5,019	—	5,019	Barclays Bank PLC
3,500	03/20/20	1.471%	3 month LIBOR(1)	10,793	—	10,793	Barclays Bank PLC
5,700	03/21/20	1.460%	3 month LIBOR(1)	12,459	—	12,459	Barclays Bank PLC
2,600	03/28/20	1.493%	3 month LIBOR(1)	10,115	—	10,115	Barclays Bank PLC
600	04/02/20	1.460%	3 month LIBOR(1)	772	—	772	Barclays Bank PLC
2,800	09/15/20	1.583%	3 month LIBOR(2)	(9,694)	—	(9,694)	UBS AG
5,900	12/31/20	2.744%	3 month LIBOR(1)	934,032	—	934,032	Bank of America N.A.
4,900	12/31/20	0.000%	3 month LIBOR(1)	223,951	—	223,951	Citibank N.A.
2,750	12/31/20	0.000%	3 month LIBOR(1)	25,394	—	25,394	Barclays Bank PLC
2,640	12/31/20	2.037%	3 month LIBOR(1)	141,953	—	141,953	Citibank N.A.
2,400	12/31/20	0.000%	3 month LIBOR(1)	27,108	—	27,108	Barclays Bank PLC
2,400	12/31/20	0.000%	3 month LIBOR(1)	27,643	—	27,643	Citibank N.A.
2,200	12/31/20	0.000%	3 month LIBOR(1)	14,892	—	14,892	Morgan Stanley Capital Services
1,850	12/31/20	0.000%	3 month LIBOR(1)	22,189	—	22,189	Barclays Bank PLC
900	12/31/20	0.000%	3 month LIBOR(1)	7,543	—	7,543	Barclays Bank PLC
900	12/31/20	0.000%	3 month LIBOR(1)	5,770	—	5,770	Barclays Bank PLC
700	12/31/20	0.000%	3 month LIBOR(1)	7,510	—	7,510	Barclays Bank PLC
660	06/08/21	4.640%	3 month LIBOR(1)	66,972	—	66,972	Morgan Stanley Capital Services
700	07/26/21	3.068%	3 month LIBOR(1)	78,755	—	78,755	Morgan Stanley Capital Services
1,850	08/11/21	2.570%	3 month LIBOR(1)	130,916	—	130,916	HSBC Bank USA N.A.
3,050	08/12/21	2.323%	3 month LIBOR(1)	154,517	—	154,517	UBS AG
60	12/23/21	2.090%	3 month LIBOR(2)	(1,841)	—	(1,841)	Barclays Bank PLC
115	12/28/21	2.118%	3 month LIBOR(2)	(3,750)	—	(3,750)	Barclays Bank PLC
3,120	01/13/22	1.846%	3 month LIBOR(2)	(13,420)	—	(13,420)	Citibank N.A.
130	01/13/22	2.050%	3 month LIBOR(2)	(3,212)	—	(3,212)	Bank of Nova Scotia
110	01/20/22	1.999%	3 month LIBOR(2)	(2,170)	—	(2,170)	Bank of Nova Scotia
85	01/24/22	2.113%	3 month LIBOR(2)	(2,475)	—	(2,475)	Bank of Nova Scotia
65	01/24/22	2.118%	3 month LIBOR(2)	(1,920)	—	(1,920)	Bank of Nova Scotia
135	02/07/22	1.923%	3 month LIBOR(2)	(1,397)	—	(1,397)	Barclays Bank PLC
80	02/17/22	2.018%	3 month LIBOR(2)	(1,518)	—	(1,518)	Bank of Nova Scotia
55	02/21/22	2.105%	3 month LIBOR(2)	(1,434)	—	(1,434)	JPMorgan Chase Bank
40	02/21/22	2.100%	3 month LIBOR(2)	(1,026)	—	(1,026)	JPMorgan Chase Bank
55	02/23/22	2.117%	3 month LIBOR(2)	(1,482)	—	(1,482)	JPMorgan Chase Bank
160	05/15/22	1.988%	3 month LIBOR(2)	(2,948)	—	(2,948)	JPMorgan Chase Bank
40	06/11/22	1.843%	3 month LIBOR(2)	(125)	—	(125)	Bank of Nova Scotia
80	06/20/22	1.716%	3 month LIBOR(2)	705	—	705	Bank of Nova Scotia
100	09/11/22	1.833%	3 month LIBOR(2)	601	—	601	Bank of Nova Scotia
50	09/25/22	1.785%	3 month LIBOR(1)	(575)	—	(575)	Barclays Bank PLC
190	10/17/22	1.740%	3 month LIBOR(2)	1,775	—	1,775	Barclays Bank PLC
300	01/31/23	2.020%	3 month LIBOR(1)	2,182	—	2,182	Barclays Bank PLC
650	02/04/23	2.048%	3 month LIBOR(1)	6,076	—	6,076	Barclays Bank PLC
400	02/19/23	2.073%	3 month LIBOR(1)	4,172	—	4,172	Bank of Nova Scotia
400	03/08/23	2.020%	3 month LIBOR(1)	1,703	—	1,703	Barclays Bank PLC
400	03/13/23	2.126%	3 month LIBOR(1)	5,493	—	5,493	Barclays Bank PLC
1,100	03/14/23	2.120%	3 month LIBOR(1)	14,399	—	14,399	Barclays Bank PLC
1,100	03/22/23	2.051%	3 month LIBOR(1)	6,593	—	6,593	Barclays Bank PLC
700	03/25/23	2.051%	3 month LIBOR(1)	3,920	—	3,920	Barclays Bank PLC
130	03/30/27	2.674%	3 month LIBOR(2)	(3,215)	—	(3,215)	Bank of Nova Scotia

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty

Over-the-counter swap agreements (cont’d.)
280	08/15/39	3.011%	3 month LIBOR(2)	$ (2,183)	$ —	$ (2,183)	Barclays Bank PLC
280	08/15/39	2.949%	3 month LIBOR(1)	(1,086)	—	(1,086)	Barclays Bank PLC
140	09/06/41	3.110%	3 month LIBOR(2)	(4,441)	—	(4,441)	UBS AG
70	09/06/41	3.028%	3 month LIBOR(2)	(1,062)	—	(1,062)	UBS AG
140	09/08/41	2.954%	3 month LIBOR(1)	34	—	34	Barclays Bank PLC
140	09/09/41	3.019%	3 month LIBOR(1)	1,868	—	1,868	Barclays Bank PLC
130	10/11/41	2.719%	3 month LIBOR(2)	4,744	—	4,744	JPMorgan Chase Bank
110	10/17/41	2.905%	3 month LIBOR(1)	126	—	126	Barclays Bank PLC
60	12/12/41	2.685%	3 month LIBOR(1)	(2,885)	—	(2,885)	Citibank N.A.
60	12/20/41	2.614%	3 month LIBOR(2)	3,790	—	3,790	Citibank N.A.
35	12/20/41	2.615%	3 month LIBOR(1)	(2,202)	—	(2,202)	Barclays Bank PLC
35	01/10/42	2.718%	3 month LIBOR(1)	(1,554)	—	(1,554)	Barclays Bank PLC
40	01/11/42	2.710%	3 month LIBOR(1)	(1,840)	—	(1,840)	Citibank N.A.
75	01/12/42	2.773%	3 month LIBOR(2)	2,500	—	2,500	Citibank N.A.
45	02/09/42	2.840%	3 month LIBOR(1)	(983)	—	(983)	Barclays Bank PLC

				$ 2,029,144	$ —	$ 2,029,144

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$2,655,120	$—
Commercial Mortgage-Backed Securities	—	6,000,342	—
Corporate Bonds	—	4,695,794	—
Non-Corporate Foreign Agencies	—	816,243	—
Sovereigns	—	2,218,411	—
U.S. Government Agency Obligations	—	28,608,713	—
U.S. Treasury Obligations	—	12,085,052	—
Options Purchased	—	20,852	—
Options Written	—	(3,506)	—
Affiliated Money Market Mutual Fund	13,877,800	—	—
Other Financial Instruments*
Futures Contracts	(15,378)	—	—
Interest Rate Swaps	—	2,029,144	—

Total	$13,862,422	$59,126,165	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 88.5%
ASSET-BACKED SECURITIES — 9.7%
Ally Auto Receivables Trust, Series 2012-2, Class A3	Aaa	0.740%	04/15/16	1,305	$1,308,897
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%	12/22/14	991	991,700
American Express Credit Account Master Trust, Series 2011-1, Class A	Aaa	0.373%(c)	04/15/17	3,300	3,304,627
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.353%(c)	03/15/18	900	900,696
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%	10/08/15	274	274,202
BA Credit Card Trust, Series 2006-A7, Class A7	Aaa	0.243%(c)	12/15/16	1,790	1,789,977
BA Credit Card Trust, Series 2008-C5, Class C5	A3	4.953%(c)	03/15/16	1,400	1,434,957
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%	06/15/16	1,000	1,003,559
Bank One Issuance Trust, Series 2003-A4, Class A4	Aaa	0.453%(c)	01/15/16	150	150,047
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%	11/17/14	800	800,699
Chase Issuance Trust, Series 2012-A8, Class A8	AAA(d)	0.540%	10/16/17	1,800	1,797,115
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%	09/20/19	1,540	1,844,674
Discover Card Master Trust, Series 2012-A1, Class A1	Aaa	0.810%	08/15/17	1,500	1,509,110
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.403%(c)	01/15/18	1,500	1,501,740
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	Aaa	0.540%	11/15/14	2,000	2,000,882
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%	01/15/17	910	941,734
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	Aaa	0.583%(c)	01/15/18	1,200	1,199,324
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.643%(c)	10/20/17	1,600	1,603,302
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%	01/22/15	1,800	1,800,182
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%	11/21/14	1,500	1,501,962
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%	09/22/14	422	422,571
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%	04/21/14	677	677,619
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.263%(c)	11/15/15	150	150,017
Nissan Master Owner Trust Receivables, Series A, Class A	Aaa	0.503%(c)	02/15/18	1,825	1,825,000
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%	05/15/15	750	751,074
Toyota Auto Receivables Owner Trust, Series 2011-B, Class A2	Aaa	0.530%	04/15/14	408	408,431
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%	11/15/15	2,100	2,100,252

TOTAL ASSET-BACKED SECURITIES (cost $33,891,044)					33,994,350

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.8%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4	Aaa	4.668%	07/10/43	1,200	1,284,522

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%	06/11/50	810	$846,378
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%	12/15/47	1,330	1,414,181
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	Aaa	5.218%(c)	07/15/44	2,000	2,186,942
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%	03/10/46	1,800	1,852,274
Commercial Mortgage Trust, Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	2,132	2,194,892
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland), Series 2005-C1, Class A4	Aaa	5.014%(c)	02/15/38	2,400	2,544,797
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	A1	4.832%	04/15/37	500	530,174
FHLMC Multifamily Structured Pass-Through Certificates, Series K012, Class A2	AA+(d)	4.186%(c)	12/25/20	1,692	1,933,569
FHLMC Multifamily Structured Pass-Through Certificates, Series K013, Class A2	AA+(d)	3.974%(c)	01/25/21	3,000	3,383,583
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	AA+(d)	2.615%	01/25/23	1,700	1,702,472
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	330	329,012
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AAA(d)	5.553%(c)	04/10/38	1,700	1,879,546
GS Mortgage Securities Trust, Series 2006-GG8, Class A4	Aaa	5.560%	11/10/39	1,170	1,326,545
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.201%(c)	12/15/44	1,800	1,972,955
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.792%(c)	06/15/49	377	388,225
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	Aaa	2.475%	12/15/47	1,700	1,735,212
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	Aaa	5.661%(c)	03/15/39	481	538,841
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	AAA(d)	5.300%	11/15/38	262	273,852
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.686%(c)	05/12/39	323	365,450
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%(c)	08/12/43	2,900	3,290,969
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.481%(c)	02/12/39	500	555,614
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4	Aaa	5.162%(c)	10/12/52	150	164,726
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%	05/10/63	2,435	2,554,322
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%	01/10/45	2,000	2,110,410
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	Aaa	5.283%(c)	12/15/44	2,100	2,305,720
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%	11/15/48	590	665,947
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	Aaa	1.765%	12/15/45	1,000	1,018,263

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $41,006,476)					41,349,393

CORPORATE BONDS — 13.3%
Banking — 5.9%
American Express Co, Sr. Unsec’d. Notes(a)	A3	2.650%	12/02/22	460	450,778

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banking (cont’d.)
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.875%	01/05/21		1,000	$1,180,950
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	07/15/21		400	451,331
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	01/14/22		370	411,371
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19		1,075	1,432,167
Commonwealth Bank of Australia (Australia), Cov’d. Notes, 144A	Aaa	0.750%	01/15/16		2,090	2,087,910
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%	02/21/18		1,470	1,474,419
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21		400	453,228
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%	03/15/20		1,125	1,281,711
Inter-American Development Bank, Sr. Unsec’d. Notes	Aaa	0.500%	08/17/15		7,090	7,108,526
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	4.350%	08/15/21		400	441,269
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	4.400%	07/22/20		1,125	1,247,095
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN(a)	Baa1	5.500%	01/26/20		1,175	1,346,263
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125%	01/11/21		120	144,812
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%	02/01/18		850	1,011,714
Wells Fargo & Co, Sub. Notes, MTN	A3	3.450%	02/13/23		300	302,015

						20,825,559

Cable — 0.4%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.375%	04/01/21		1,170	1,316,427

Capital Goods — 0.7%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $308,080; purchased 12/17/10)(f)	Baa1	6.375%	10/15/17	(g)	275	330,796
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21		195	205,622
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21		400	445,443
United Technologies Corp., Sr. Unsec’d. Notes	A2	3.100%	06/01/22		955	1,000,917
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21		570	643,733

						2,626,511

Chemicals — 0.2%
E. I. du Pont de Nemours & Co., Sr. Unsec’d. Notes(a)	A2	4.250%	04/01/21		700	798,666

Electric — 0.1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	Baa1	4.500%	06/01/21		400	444,388

Energy - Integrated — 0.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15		140	147,823
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16		260	276,961
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20		425	485,602
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15		490	515,127

						1,425,513

Energy - Other — 0.1%
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes.	A1	4.100%	02/01/21		170	192,727

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Energy - Other (cont’d.)
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	315	$339,755

					532,482

Foods — 0.7%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	5.000%	04/15/20	1,080	1,280,762
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	2.900%	01/15/16	170	179,256
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	379	452,248
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	346	411,663

					2,323,929

Healthcare & Pharmaceutical — 0.6%
Actavis, Inc., Sr. Unsec’d. Notes(a)	Baa3	3.250%	10/01/22	190	192,601
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	980	1,084,293
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	2.800%	03/18/23	475	477,920
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	Baa1	3.600%	08/15/21	400	413,764

					2,168,578

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.125%	06/01/21	400	439,980
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	400	459,125

					899,105

Insurance — 0.6%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	615	719,929
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.200%	03/15/22	375	407,050
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	750	858,105

					1,985,084

Media & Entertainment — 0.5%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	400	440,957
Time Warner, Inc., Gtd. Notes	Baa2	4.000%	01/15/22	440	473,420
Time Warner, Inc., Gtd. Notes(a)	Baa2	4.750%	03/29/21	300	339,574
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	350	400,588

					1,654,539

Metals — 0.2%
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.750%	09/20/21	240	252,832
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	380	408,671

					661,503

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%	01/09/23	90	89,106
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22	165	163,945
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%	01/07/21	90	101,323
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	35	39,184
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	A1	6.000%	08/07/19	330	400,641
General Electric Capital Corp., Sub. Notes(a)	A2	5.300%	02/11/21	1,150	1,318,332

					2,112,531

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines & Other — 0.6%
Enterprise Products Operating LLC, Gtd. Notes(a)	Baa1	5.200%	09/01/20	285	$334,252
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	3.950%	09/01/22	725	770,315
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	475	524,892
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	475	512,509

					2,141,968

Railroads — 0.2%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	475	581,412

Retailers — 0.3%
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	975	1,117,648

Telecommunications — 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	A3	3.875%	08/15/21	760	821,782
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	1,100	1,230,163

					2,051,945

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	735	1,022,877

TOTAL CORPORATE BONDS (cost $43,817,379)					46,690,665

NON-CORPORATE FOREIGN AGENCIES — 6.3%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%	06/20/16	3,065	3,064,602
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, 144A	Aa1	2.375%	03/31/16	7,630	7,983,269
DNB Boligkreditt AS (Norway), Cov’d. Notes, 144A(a)	Aaa	1.450%	03/21/18	2,080	2,089,325
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	7,905	8,174,560
Swedbank Hypotek AB (Sweden), Cov’d. Notes, 144A	Aaa	1.375%	03/28/18	925	924,555

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $21,485,791)					22,236,311

SOVEREIGNS — 3.8%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%	03/21/16	700	699,719
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%	03/07/14	610	616,179
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	Aa3	4.250%	09/03/13	900	914,309
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	AA+(d)	2.875%	09/15/14	900	928,007
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	1,900	1,912,920
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.625%	05/22/15	610	612,993
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, RegS	Aaa	0.625%	05/22/15	600	603,394
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	1.125%	05/02/17	500	506,749
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16	610	640,927

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGNS (Continued)
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%	05/18/15	1,200	$1,199,923
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	NR	0.250%	09/12/15	610	606,889
Province of British Columbia (Canada), Sr. Unsec’d. Notes	Aaa	2.000%	10/23/22	3,225	3,145,478
Spain Government International Bond (Spain), Notes, MTN, 144A(a)	Baa3	4.000%	03/06/18	1,000	990,600

TOTAL SOVEREIGNS (cost $13,483,063)					13,378,087

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.3%
Federal Home Loan Banks		0.250%	02/20/15	11,200	11,186,067
Federal Home Loan Banks		1.000%	06/21/17	4,055	4,094,021
Federal Home Loan Mortgage Corp.(a)		0.750%	01/12/18	2,970	2,951,859
Federal Home Loan Mortgage Corp.		0.875%	03/07/18	16,665	16,632,037
Federal Home Loan Mortgage Corp.		1.000%	09/29/17	2,625	2,643,328
Federal Home Loan Mortgage Corp.		1.375%	02/25/14	4,430	4,477,875
Federal Home Loan Mortgage Corp.(a)		2.375%	01/13/22	4,615	4,803,287
Federal Home Loan Mortgage Corp.		4.875%	06/13/18	475	568,652
Government National Mortgage Association		4.000%	09/15/40-10/15/41	1,665	1,821,540
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		2.250%(s)	03/15/22	765	626,156
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes(a)		5.500%	04/26/24	3,980	5,204,622
Residual Funding Corp. Strips Principal, Bonds		1.440%(s)	10/15/19	3,410	3,104,229
Residual Funding Corp. Strips Principal, Bonds		1.610%(s)	07/15/20	2,990	2,659,740
Residual Funding Corp. Strips Principal, Bonds		1.690%(s)	10/15/20	10,000	8,809,750
Resolution Funding Corp. Strips Interest, Bonds		2.910%(s)	01/15/26	15,195	10,497,785
Resolution Funding Corp. Strips Interest, Bonds		2.950%(s)	04/15/26	20,427	13,935,483
Tennessee Valley Authority, Sr. Unsec’d. Notes		3.875%	02/15/21	10,640	12,340,517

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $97,020,791)					106,356,948

U.S. TREASURY OBLIGATIONS — 13.3%
U.S. Treasury Bonds(a)		2.750%	11/15/42	1,020	945,412
U.S. Treasury Bonds		3.125%	02/15/43	2,425	2,429,547
U.S. Treasury Bonds		7.250%	08/15/22	3,350	4,975,795
U.S. Treasury Notes		0.250%	02/28/15	4,610	4,610,360
U.S. Treasury Notes		0.250%	03/31/15	1,580	1,580,123
U.S. Treasury Notes(a)(k)		0.750%	02/28/18	5,335	5,333,752
U.S. Treasury Notes		0.750%	03/31/18	8,085	8,074,894
U.S. Treasury Notes(a)		2.000%	02/15/23	2,175	2,202,527
U.S. Treasury Strips Coupon		2.370%(s)	02/15/25	1,175	887,868
U.S. Treasury Strips Coupon(h)		2.410%(s)	05/15/25	8,800	6,578,845
U.S. Treasury Strips Coupon		3.150%(s)	08/15/33	3,230	1,707,591
U.S. Treasury Strips Principal(a)		2.280%(s)	11/15/24	9,500	7,300,246

TOTAL U.S. TREASURY OBLIGATIONS (cost $44,368,011)					46,626,960

TOTAL LONG-TERM INVESTMENTS (cost $295,072,555)					310,632,714

				Shares
SHORT-TERM INVESTMENT — 13.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $45,922,025; includes $39,148,177 of cash collateral received for securities on loan)(b)(w)				45,922,025	45,922,025

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED*(l)
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.21% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank	1,728	$36,311
Receive a fixed rate of 2.22% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank	3,809	82,129

TOTAL OPTIONS PURCHASED (cost $112,955)			118,440

TOTAL SHORT-TERM INVESTMENTS (cost $46,034,980)			46,040,465

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 101.6% (cost $341,107,535)			356,673,179

OPTIONS WRITTEN*(l)
Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.71% and receive a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank	1,728	(6,017)
Pay a fixed rate of 1.72% and receive a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank	3,809	(13,906)

TOTAL OPTIONS WRITTEN (premiums received $19,553)			(19,923)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 101.6% (cost $341,087,982)			356,653,256
Liabilities in excess of other assets(x) — (1.6)%			(5,669,422)

NET ASSETS — 100.0%			$350,983,834

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Corp.
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $38,112,731; cash collateral of $39,148,177 (included with liabilities) was received with which the Portfolio purchased highly liquid short- term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such security is $308,080. The aggregate value of $330,796 is approximately 0.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Depreciation(1)

Long Position:
93	90 Day Euro Dollar	Jun. 2013	$23,182,762	$23,173,275	$(9,487)

Short Positions:
38	2 Year U.S. Treasury Notes	Jun. 2013	8,373,010	8,377,219	(4,209)
138	5 Year U.S. Treasury Notes	Jun. 2013	17,102,933	17,119,547	(16,614)
159	10 Year U.S. Treasury Notes	Jun. 2013	20,783,368	20,985,516	(202,148)
55	U.S. Long Bond	Jun. 2013	7,800,079	7,945,781	(145,702)
8	U.S. Ultra Bond	Jun. 2013	1,253,645	1,260,750	(7,105)

					(375,778)

					$(385,265)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (3)	Counterparty

Over-the-counter swap agreements:
21,500	09/01/13	0.498%	3 month LIBOR(2)	$(20,278)	$ —	$ (20,278)	Citibank N.A.
7,240	09/01/13	0.502%	3 month LIBOR(2)	(6,818)	—	(6,818)	Barclays Bank PLC
5,000	09/12/14	0.656%	3 month LIBOR(2)	(21,191)	—	(21,191)	Barclays Bank PLC
5,800	09/19/14	0.669%	3 month LIBOR(2)	(25,625)	—	(25,625)	JPMorgan Chase Bank
16,470	10/28/14	0.809%	3 month LIBOR(2)	(157,680)	—	(157,680)	Barclays Bank PLC
6,240	10/28/14	0.816%	3 month LIBOR(2)	(60,601)	—	(60,601)	Barclays Bank PLC
390	12/04/14	0.371%	3 month LIBOR(2)	(241)	—	(241)	Morgan Stanley Capital Services
2,820	09/28/15	0.918%	3 month LIBOR(2)	(32,291)	—	(32,291)	Barclays Bank PLC
5,710	10/04/15	0.445%	3 month LIBOR(2)	(5,870)	—	(5,870)	Bank of Nova Scotia
10,090	12/04/15	0.444%	3 month LIBOR(2)	(1,445)	—	(1,445)	Morgan Stanley Capital Services
595	03/22/16	0.535%	3 month LIBOR(2)	(223)	—	(223)	Citibank N.A.
2,650	08/04/16	1.528%	3 month LIBOR(2)	(87,807)	—	(87,807)	Citibank N.A.
4,000	08/22/16	1.168%	3 month LIBOR(2)	(80,766)	—	(80,766)	Morgan Stanley Capital Services
22,860	08/31/16	0.934%	3 month LIBOR(1)	272,896	—	272,896	Credit Suisse International
7,115	08/31/16	0.978%	3 month LIBOR(2)	(95,920)	—	(95,920)	JPMorgan Chase Bank
7,115	08/31/16	0.975%	3 month LIBOR(2)	(95,052)	—	(95,052)	JPMorgan Chase Bank
32,400	09/12/16	1.154%	3 month LIBOR(2)	(624,395)	—	(624,395)	Barclays Bank PLC
7,910	09/28/16	1.238%	3 month LIBOR(2)	(172,867)	—	(172,867)	Barclays Bank PLC
6,595	11/30/16	0.945%	3 month LIBOR(2)	(91,735)	—	(91,735)	Citibank N.A.
8,660	12/08/16	1.345%	3 month LIBOR(2)	(255,816)	—	(255,816)	Barclays Bank PLC
2,855	12/30/16	1.328%	3 month LIBOR(1)	80,578	—	80,578	Citibank N.A.
3,375	01/03/17	1.311%	3 month LIBOR(2)	(90,009)	—	(90,009)	Citibank N.A.
6,540	01/26/17	1.215%	3 month LIBOR(1)	144,740	—	144,740	Bank of Nova Scotia
9,100	01/27/17	1.138%	3 month LIBOR(2)	(173,029)	—	(173,029)	Bank of Nova Scotia
8,820	01/31/17	1.055%	3 month LIBOR(1)	137,419	—	137,419	Bank of Nova Scotia
9,100	02/02/17	1.020%	3 month LIBOR(1)	128,652	—	128,652	Bank of Nova Scotia
5,575	02/08/17	1.037%	3 month LIBOR(2)	(81,469)	—	(81,469)	Bank of Nova Scotia
5,915	02/13/17	1.128%	3 month LIBOR(2)	(106,784)	—	(106,784)	Bank of Nova Scotia

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty

Over-the-counter swap agreements (cont’d.)
10,075	02/28/17	0.680%	3 month LIBOR(1)	$(1,808)	$ —	$ (1,808)	Citibank N.A.
3,720	03/06/17	1.123%	3 month LIBOR(2)	(64,095)	—	(64,095)	Barclays Bank PLC
23,300	03/19/17	1.380%	3 month LIBOR(1)	629,789	—	629,789	Bank of Nova Scotia
5,000	05/25/17	1.090%	3 month LIBOR(1)	88,831	—	88,831	Bank of Nova Scotia
5,000	08/17/17	0.978%	3 month LIBOR(1)	43,105	—	43,105	Bank of Nova Scotia
12,000	08/20/17	1.010%	3 month LIBOR(1)	118,833	—	118,833	Bank of Nova Scotia
3,100	08/28/17	0.873%	3 month LIBOR(1)	10,770	—	10,770	Bank of Nova Scotia
8,925	08/31/17	0.872%	3 month LIBOR(2)	(12,952)	—	(12,952)	Deutshe Bank AG
34,400	09/10/17	0.845%	3 month LIBOR(2)	(59,565)	—	(59,565)	Morgan Stanley Capital Services
9,100	09/25/17	0.820%	3 month LIBOR(2)	113	—	113	Bank of Nova Scotia
75,000	09/27/17	0.803%	3 month LIBOR(1)	(62,564)	—	(62,564)	Citibank N.A.
8,000	10/09/17	0.765%	3 month LIBOR(2)	(194)	—	(194)	Bank of Nova Scotia
9,535	10/15/17	0.790%	3 month LIBOR(1)	9,036	—	9,036	Morgan Stanley Capital Services
4,000	10/22/17	0.883%	3 month LIBOR(2)	(20,820)	—	(20,820)	Bank of Nova Scotia
4,400	10/26/17	0.861%	3 month LIBOR(1)	17,612	—	17,612	Credit Suisse International
4,400	11/09/17	0.774%	3 month LIBOR(2)	4,135	—	4,135	Bank of Nova Scotia
5,300	11/13/17	0.775%	3 month LIBOR(1)	(5,760)	—	(5,760)	Bank of Nova Scotia
7,000	11/15/17	0.762%	3 month LIBOR(2)	12,654	—	12,654	Morgan Stanley Capital Services
9,200	11/19/17	0.770%	3 month LIBOR(2)	15,035	—	15,035	Bank of Nova Scotia
3,300	11/20/17	0.770%	3 month LIBOR(2)	5,433	—	5,433	Bank of Nova Scotia
1,135	12/04/17	0.755%	3 month LIBOR(2)	3,429	—	3,429	Morgan Stanley Capital Services
11,900	12/05/17	0.758%	3 month LIBOR(1)	(35,176)	—	(35,176)	Morgan Stanley Capital Services
2,580	12/05/17	0.758%	3 month LIBOR(1)	(7,626)	—	(7,626)	Morgan Stanley Capital Services
6,700	12/28/17	0.886%	3 month LIBOR(1)	15,836	—	15,836	Barclays Bank PLC
4,500	01/07/18	0.883%	3 month LIBOR(2)	(3,973)	—	(3,973)	Morgan Stanley Capital Services
3,800	01/18/18	0.860%	3 month LIBOR(2)	2,808	—	2,808	Bank of Nova Scotia
3,200	01/22/18	0.908%	3 month LIBOR(2)	(4,489)	—	(4,489)	Morgan Stanley Capital Services
2,200	02/01/18	1.035%	3 month LIBOR(2)	(15,721)	—	(15,721)	Bank of Nova Scotia
1,200	03/15/18	0.885%	3 month LIBOR(2)	2,633	—	2,633	Bank of Nova Scotia
1,200	03/18/18	1.049%	3 month LIBOR(1)	6,807	—	6,807	Bank of Nova Scotia
6,290	05/15/18	2.318%	3 month LIBOR(1)	477,199	—	477,199	JPMorgan Chase Bank
9,750	07/27/18	2.464%	3 month LIBOR(2)	(767,833)	—	(767,833)	Bank of America N.A.
3,270	07/27/18	2.473%	3 month LIBOR(2)	(259,064)	—	(259,064)	Bank of America N.A.
40,800	08/18/18	1.783%	3 month LIBOR(2)	(1,656,022)	—	(1,656,022)	Citibank N.A.
9,600	09/06/18	1.704%	3 month LIBOR(2)	(339,415)	—	(339,415)	UBS AG
2,500	10/11/18	1.770%	3 month LIBOR(1)	112,363	—	112,363	JPMorgan Chase Bank
12,840	11/08/18	1.738%	3 month LIBOR(2)	(530,067)	—	(530,067)	Citibank N.A.
7,000	12/14/18	1.709%	3 month LIBOR(2)	(261,633)	—	(261,633)	Barclays Bank PLC
4,140	01/04/19	1.663%	3 month LIBOR(2)	(134,889)	—	(134,889)	Barclays Bank PLC
3,620	01/12/19	1.699%	3 month LIBOR(2)	(123,643)	—	(123,643)	Citibank N.A.
4,000	02/21/19	1.643%	3 month LIBOR(2)	(113,106)	—	(113,106)	JPMorgan Chase Bank
2,565	02/21/19	1.573%	3 month LIBOR(2)	(62,008)	—	(62,008)	Citibank N.A.
5,300	03/02/19	1.543%	3 month LIBOR(2)	(115,944)	—	(115,944)	Barclays Bank PLC
3,650	03/09/19	1.570%	3 month LIBOR(2)	(84,107)	—	(84,107)	Bank of Nova Scotia
2,640	03/13/19	1.616%	3 month LIBOR(2)	(67,553)	—	(67,553)	Barclays Bank PLC
3,400	07/31/19	1.176%	3 month LIBOR(2)	17,276	—	17,276	Bank of Nova Scotia
3,800	08/01/19	1.229%	3 month LIBOR(2)	6,998	—	6,998	Bank of Nova Scotia
10,850	08/06/19	1.211%	3 month LIBOR(2)	36,079	—	36,079	Bank of Nova Scotia
4,750	08/08/19	1.271%	3 month LIBOR(2)	(1,787)	—	(1,787)	Credit Suisse International
9,850	10/02/19	1.188%	3 month LIBOR(2)	33,668	—	33,668	Bank of Nova Scotia
700	10/02/19	1.291%	3 month LIBOR(1)	(44)	—	(44)	Barclays Bank PLC
2,300	10/09/19	1.221%	3 month LIBOR(2)	3,702	—	3,702	Morgan Stanley Capital Services
4,400	10/11/19	1.220%	3 month LIBOR(2)	8,079	—	8,079	Bank of Nova Scotia
4,800	10/19/19	1.264%	3 month LIBOR(2)	(2,347)	—	(2,347)	Barclays Bank PLC
2,600	10/29/19	1.376%	3 month LIBOR(2)	(19,598)	—	(19,598)	Barclays Bank PLC
9,100	10/30/19	1.311%	3 month LIBOR(2)	(27,783)	—	(27,783)	Barclays Bank PLC
2,500	10/31/19	1.265%	3 month LIBOR(2)	325	—	325	Citibank N.A.
3,480	11/15/19	1.443%	3 month LIBOR(1)	20,937	—	20,937	Morgan Stanley Capital Services

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (3)	Counterparty

Over-the-counter swap agreements (cont’d.)
1,800	11/28/19	1.208%	3 month LIBOR(2)	$10,936	$ —	$ 10,936	Barclays Bank PLC
1,000	12/03/19	1.179%	3 month LIBOR(2)	8,374	—	8,374	Bank of Nova Scotia
5,600	12/11/19	1.135%	3 month LIBOR(2)	66,588	—	66,588	Barclays Bank PLC
3,500	12/12/19	1.153%	3 month LIBOR(2)	37,676	—	37,676	Bank of Nova Scotia
3,480	02/15/20	1.505%	3 month LIBOR(2)	(10,905)	—	(10,905)	Morgan Stanley Capital Services
3,200	02/15/20	1.546%	3 month LIBOR(2)	(33,276)	—	(33,276)	Barclays Bank PLC
1,900	02/22/20	1.550%	3 month LIBOR(2)	(19,311)	—	(19,311)	Citibank N.A.
5,200	03/06/20	1.381%	3 month LIBOR(2)	10,684	—	10,684	Barclays Bank PLC
2,000	03/22/20	1.483%	3 month LIBOR(2)	(7,420)	—	(7,420)	Barclays Bank PLC
5,600	03/27/20	1.513%	3 month LIBOR(2)	(30,156)	—	(30,156)	Barclays Bank PLC
855	10/01/20	2.523%	3 month LIBOR(2)	(70,233)	—	(70,233)	UBS AG
4,430	08/01/21	3.068%	3 month LIBOR(1)	495,531	—	495,531	Citibank N.A.
2,510	08/04/21	2.803%	3 month LIBOR(1)	226,265	—	226,265	Barclays Bank PLC
92,250	08/09/21	2.579%	3 month LIBOR(1)	6,611,560	—	6,611,560	Morgan Stanley Capital Services
1,580	08/09/21	2.625%	3 month LIBOR(2)	(119,152)	—	(119,152)	Citibank N.A.
10,650	08/17/21	2.435%	3 month LIBOR(2)	(632,058)	—	(632,058)	Morgan Stanley Capital Services
60,500	08/18/21	2.355%	3 month LIBOR(1)	3,194,256	—	3,194,256	Citibank N.A.
5,565	08/18/21	2.408%	3 month LIBOR(2)	(317,408)	—	(317,408)	Citibank N.A.
4,100	08/22/21	2.210%	3 month LIBOR(2)	(166,907)	—	(166,907)	JPMorgan Chase Bank
13,900	08/24/21	2.253%	3 month LIBOR(1)	611,499	—	611,499	Bank of America N.A.
3,480	08/24/21	2.255%	3 month LIBOR(1)	153,826	—	153,826	Citibank N.A.
10,850	08/25/21	2.283%	3 month LIBOR(1)	502,808	—	502,808	Morgan Stanley Capital Services
7,905	08/25/21	2.222%	3 month LIBOR(2)	(327,424)	—	(327,424)	Bank of America N.A.
8,860	08/31/21	2.343%	3 month LIBOR(1)	453,596	—	453,596	UBS AG
3,020	09/06/21	2.223%	3 month LIBOR(1)	122,710	—	122,710	UBS AG
2,150	09/06/21	2.248%	3 month LIBOR(1)	91,706	—	91,706	Barclays Bank PLC
2,100	09/13/21	2.171%	3 month LIBOR(2)	(75,479)	—	(75,479)	Bank of America N.A.
1,800	09/15/21	2.166%	3 month LIBOR(1)	63,701	—	63,701	Barclays Bank PLC
2,115	09/16/21	2.213%	3 month LIBOR(1)	82,602	—	82,602	Barclays Bank PLC
2,765	09/22/21	2.158%	3 month LIBOR(1)	94,321	—	94,321	Barclays Bank PLC
2,100	09/23/21	2.099%	3 month LIBOR(2)	(61,503)	—	(61,503)	Citibank N.A.
28,785	09/27/21	1.933%	3 month LIBOR(1)	446,677	—	446,677	Citibank N.A.
2,960	09/28/21	2.016%	3 month LIBOR(1)	65,681	—	65,681	Barclays Bank PLC
2,950	09/29/21	2.158%	3 month LIBOR(1)	98,953	—	98,953	Barclays Bank PLC
45,005	10/03/21	2.188%	3 month LIBOR(1)	2,057,548	—	2,057,548	Barclays Bank PLC
1,550	10/04/21	2.108%	3 month LIBOR(1)	60,163	—	60,163	Citibank N.A.
16,980	10/06/21	1.965%	3 month LIBOR(1)	448,729	—	448,729	JPMorgan Chase Bank
3,940	10/06/21	2.038%	3 month LIBOR(2)	(128,612)	—	(128,612)	Citibank N.A.
1,645	10/07/21	2.135%	3 month LIBOR(1)	67,298	—	67,298	Citibank N.A.
4,070	10/11/21	2.265%	3 month LIBOR(2)	(210,509)	—	(210,509)	Citibank N.A.
12,000	10/13/21	2.340%	3 month LIBOR(1)	695,869	—	695,869	UBS AG
4,120	10/14/21	2.405%	3 month LIBOR(1)	261,433	—	261,433	UBS AG
3,700	11/08/21	2.213%	3 month LIBOR(1)	166,014	—	166,014	Barclays Bank PLC
24,925	11/25/21	2.148%	3 month LIBOR(1)	944,128	—	944,128	Morgan Stanley Capital Services
7,875	11/29/21	2.129%	3 month LIBOR(1)	283,256	—	283,256	JPMorgan Chase Bank
18,245	11/30/21	2.229%	3 month LIBOR(1)	810,833	—	810,833	JPMorgan Chase Bank
4,420	12/22/21	2.085%	3 month LIBOR(1)	134,063	—	134,063	Barclays Bank PLC
53,000	12/31/21	3.907%	3 month LIBOR(1)	15,731,554	—	15,731,554	JPMorgan Chase Bank
35,500	12/31/21	2.859%	3 month LIBOR(1)	4,879,501	—	4,879,501	Barclays Bank PLC
31,000	12/31/21	3.401%	3 month LIBOR(1)	6,447,683	—	6,447,683	JPMorgan Chase Bank
27,170	12/31/21	3.374%	3 month LIBOR(1)	5,608,303	—	5,608,303	Barclays Bank PLC
22,850	12/31/21	4.001%	3 month LIBOR(2)	(6,892,480)	—	(6,892,480)	Morgan Stanley Capital Services
15,230	12/31/21	3.879%	3 month LIBOR(1)	4,301,769	—	4,301,769	Citibank N.A.
8,000	12/31/21	0.000%	3 month LIBOR(2)	(2,302,839)	—	(2,302,839)	JPMorgan Chase Bank
1,650	12/31/21	3.754%	3 month LIBOR(1)	436,448	—	436,448	Barclays Bank PLC
1,500	12/31/21	4.053%	3 month LIBOR(2)	(464,373)	—	(464,373)	Morgan Stanley Capital Services
950	12/31/21	2.865%	3 month LIBOR(1)	157,613	—	157,613	Bank of America N.A.
3,690	01/13/22	2.050%	3 month LIBOR(2)	(91,181)	—	(91,181)	Bank of Nova Scotia

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty

Over-the-counter swap agreements (cont’d.)
2,435	01/13/22	1.676%	3 month LIBOR(1)	$(17,599)	$ —	$ (17,599)	Citibank N.A.
2,435	01/13/22	1.660%	3 month LIBOR(2)	20,896	—	20,896	Citibank N.A.
3,600	01/20/22	1.999%	3 month LIBOR(2)	(71,014)	—	(71,014)	Bank of Nova Scotia
6,500	01/24/22	2.113%	3 month LIBOR(2)	(189,229)	—	(189,229)	Bank of Nova Scotia
4,900	01/24/22	2.118%	3 month LIBOR(2)	(144,738)	—	(144,738)	Bank of Nova Scotia
3,600	01/25/22	2.171%	3 month LIBOR(1)	122,466	—	122,466	Bank of Nova Scotia
18,700	01/31/22	2.048%	3 month LIBOR(2)	(429,457)	—	(429,457)	Bank of Nova Scotia
3,355	02/02/22	1.914%	3 month LIBOR(2)	(38,118)	—	(38,118)	Citibank N.A.
25,500	02/03/22	1.918%	3 month LIBOR(2)	(296,275)	—	(296,275)	Bank of Nova Scotia
2,350	02/13/22	2.120%	3 month LIBOR(1)	65,749	—	65,749	Bank of Nova Scotia
2,465	02/17/22	2.018%	3 month LIBOR(2)	(46,767)	—	(46,767)	Bank of Nova Scotia
1,835	02/21/22	2.105%	3 month LIBOR(2)	(47,851)	—	(47,851)	JPMorgan Chase Bank
1,220	02/21/22	2.100%	3 month LIBOR(2)	(31,294)	—	(31,294)	JPMorgan Chase Bank
1,860	02/23/22	2.117%	3 month LIBOR(2)	(50,114)	—	(50,114)	JPMorgan Chase Bank
10,200	03/22/22	2.421%	3 month LIBOR(2)	(517,336)	—	(517,336)	Citibank N.A.
6,000	04/11/22	2.295%	3 month LIBOR(1)	293,752	—	293,752	Barclays Bank PLC
4,850	05/15/22	1.988%	3 month LIBOR(2)	(89,350)	—	(89,350)	JPMorgan Chase Bank
11,000	05/23/22	1.863%	3 month LIBOR(2)	(72,269)	—	(72,269)	Morgan Stanley Capital Services
2,350	06/11/22	1.843%	3 month LIBOR(2)	(7,366)	—	(7,366)	Bank of Nova Scotia
5,500	06/20/22	1.716%	3 month LIBOR(2)	48,477	—	48,477	Bank of Nova Scotia
7,000	07/18/22	1.598%	3 month LIBOR(2)	157,509	—	157,509	Bank of Nova Scotia
6,800	07/23/22	1.653%	3 month LIBOR(2)	123,295	—	123,295	Bank of Nova Scotia
4,400	08/06/22	1.643%	3 month LIBOR(2)	89,090	—	89,090	Bank of Nova Scotia
2,500	08/10/22	1.758%	3 month LIBOR(2)	25,464	—	25,464	Bank of Nova Scotia
2,300	09/11/22	1.833%	3 month LIBOR(2)	13,830	—	13,830	Bank of Nova Scotia
1,900	09/18/22	1.874%	3 month LIBOR(1)	(5,574)	—	(5,574)	Barclays Bank PLC
2,600	10/16/22	1.723%	3 month LIBOR(1)	(28,468)	—	(28,468)	Barclays Bank PLC
3,300	10/25/22	1.801%	3 month LIBOR(1)	(14,004)	—	(14,004)	Credit Suisse International
10,200	11/15/22	1.639%	3 month LIBOR(2)	216,160	—	216,160	Barclays Bank PLC
4,000	12/04/22	1.664%	3 month LIBOR(2)	82,199	—	82,199	Morgan Stanley Capital Services
1,020	02/04/23	2.048%	3 month LIBOR(1)	9,535	—	9,535	Barclays Bank PLC
1,200	02/19/23	2.105%	3 month LIBOR(2)	(16,158)	—	(16,158)	Bank of Nova Scotia
700	02/19/23	2.073%	3 month LIBOR(1)	7,301	—	7,301	Bank of Nova Scotia
1,500	03/21/23	2.038%	3 month LIBOR(2)	(7,227)	—	(7,227)	Barclays Bank PLC
2,000	03/27/23	2.073%	3 month LIBOR(1)	15,223	—	15,223	Barclays Bank PLC
13,400	08/18/26	2.885%	3 month LIBOR(2)	(789,681)	—	(789,681)	Citibank N.A.
1,310	09/27/26	2.313%	3 month LIBOR(1)	(17,073)	—	(17,073)	Citibank N.A.
1,920	10/03/26	2.570%	3 month LIBOR(1)	56,148	—	56,148	Barclays Bank PLC
705	10/05/26	2.410%	3 month LIBOR(1)	6,478	—	6,478	Barclays Bank PLC
670	10/06/26	2.312%	3 month LIBOR(1)	(2,074)	—	(2,074)	JPMorgan Chase Bank
10,700	12/05/26	2.610%	3 month LIBOR(2)	(305,180)	—	(305,180)	Barclays Bank PLC
6,880	02/06/27	2.383%	3 month LIBOR(2)	41,818	—	41,818	Bank of Nova Scotia
2,360	02/14/27	2.503%	3 month LIBOR(1)	19,078	—	19,078	Barclays Bank PLC
1,450	02/23/27	2.540%	3 month LIBOR(2)	(17,315)	—	(17,315)	Barclays Bank PLC
5,970	03/30/27	2.674%	3 month LIBOR(2)	(147,640)	—	(147,640)	Bank of Nova Scotia
4,210	08/15/39	3.011%	3 month LIBOR(2)	(32,822)	—	(32,822)	Barclays Bank PLC
4,210	08/15/39	2.949%	3 month LIBOR(1)	(16,333)	—	(16,333)	Barclays Bank PLC
1,570	08/24/41	3.074%	3 month LIBOR(2)	(39,649)	—	(39,649)	Citibank N.A.
1,570	08/24/41	3.065%	3 month LIBOR(2)	(36,892)	—	(36,892)	Citibank N.A.
1,590	09/06/41	3.110%	3 month LIBOR(2)	(50,435)	—	(50,435)	UBS AG
1,590	09/06/41	3.028%	3 month LIBOR(2)	(24,130)	—	(24,130)	UBS AG
1,560	09/08/41	2.954%	3 month LIBOR(1)	384	—	384	Barclays Bank PLC
1,200	09/09/41	3.019%	3 month LIBOR(1)	16,013	—	16,013	Barclays Bank PLC
1,720	10/11/41	2.719%	3 month LIBOR(2)	62,773	—	62,773	JPMorgan Chase Bank
1,750	10/17/41	2.905%	3 month LIBOR(1)	2,005	—	2,005	Barclays Bank PLC
1,700	12/12/41	2.685%	3 month LIBOR(1)	(81,744)	—	(81,744)	Citibank N.A.
1,610	12/20/41	2.614%	3 month LIBOR(2)	101,706	—	101,706	Citibank N.A.
975	12/20/41	2.615%	3 month LIBOR(1)	(61,344)	—	(61,344)	Barclays Bank PLC

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty

Over-the-counter swap agreements (cont’d.)
990	01/10/42	2.718%	3 month LIBOR(1)	$ (43,947)	$ —	$ (43,947)	Barclays Bank PLC
1,055	01/11/42	2.710%	3 month LIBOR(1)	(48,527)	—	(48,527)	Citibank N.A.
2,045	01/12/42	2.773%	3 month LIBOR(2)	68,172	—	68,172	Citibank N.A.
1,380	02/09/42	2.840%	3 month LIBOR(1)	(30,144)	—	(30,144)	Barclays Bank PLC
				$38,099,584	$ —	$38,099,584

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$ —	$ 33,994,350	$ —
Commercial Mortgage-Backed Securities	—	41,349,393	—
Corporate Bonds	—	46,690,665	—
Non-Corporate Foreign Agencies	—	22,236,311	—
Sovereigns	—	13,378,087	—
U.S. Government Agency Obligations	—	106,356,948	—
U.S. Treasury Obligations	—	46,626,960	—
Options Purchased	—	118,440	—
Options Written	—	(19,923)	—
Affiliated Money Market Mutual Fund	45,922,025	—	—
Other Financial Instruments*
Futures Contracts	(385,265)	—	—
Interest Rate Swaps	—	38,099,584	—
Total	$45,536,760	$348,830,815	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.1%
ASSET-BACKED SECURITIES — 10.0%
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%	02/15/16	1,550	$1,557,700
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%	12/22/14	1,289	1,289,210
American Express Credit Account Master Trust, Series 2011-1, Class A	Aaa	0.373%(c)	04/15/17	1,000	1,001,402
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.353%(c)	03/15/18	3,800	3,802,937
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%	10/08/15	274	274,202
BA Credit Card Trust, Series 2006-A11, Class A11	Aaa	0.233%(c)	04/15/16	100	100,022
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%	06/15/16	1,000	1,003,559
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.953%(c)	03/15/16	4,200	4,304,870
Bank One Issuance Trust, Series 2004-A3, Class A3	Aaa	0.373%(c)	02/15/17	100	100,160
BMW Vehicle Lease Trust, Series 2012-1, Class A2	Aaa	0.590%	06/20/14	1,498	1,498,868
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%	11/17/14	282	282,600
Chase Issuance Trust, Series 2012-A8, Class A8	AAA(d)	0.540%	10/16/17	2,100	2,096,634
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%	09/20/19	100	119,784
Discover Card Master Trust, Series 2012-A1, Class A1	Aaa	0.810%	08/15/17	1,500	1,509,110
Discover Card Master Trust, Series 2012-A3, Class A3	Aaa	0.860%	11/15/17	2,300	2,312,885
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.403%(c)	01/15/18	800	800,928
Ford Credit Auto Lease Trust, Series 2011-B, Class A2	AAA(d)	0.820%	01/15/14	206	206,059
Ford Credit Auto Lease Trust, Series 2012-A, Class A2	Aaa	0.630%	04/15/14	300	300,062
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	Aaa	0.540%	11/15/14	2,300	2,301,014
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%	01/15/17	700	724,410
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	AAA(d)	0.720%	12/15/16	500	501,498
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	Aaa	0.583%(c)	01/15/18	1,600	1,599,099
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.643%(c)	10/20/17	1,800	1,803,715
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%	01/22/15	2,400	2,400,242
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%	11/21/14	1,700	1,702,224
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%	09/22/14	241	241,469
Harley-Davidson Motorcycle Trust, Series 2011-2, Class A2	Aaa	0.710%	05/15/15	298	298,546
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%	04/21/14	213	212,966
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770%	01/15/16	550	551,866

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2	AAA(d)	0.660%	04/15/14	502	$502,310
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	Aaa	0.730%	05/15/16	1,450	1,455,884
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.503%(c)	02/15/18	2,250	2,250,000
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%	05/15/15	519	519,974
World Omni Auto Receivables Trust, Series 2011-B, Class A2	Aaa	0.650%	08/15/14	157	157,141
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%	11/16/15	2,500	2,500,300
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%	01/15/15	1,222	1,223,133

TOTAL ASSET-BACKED SECURITIES (cost $43,538,020)					43,506,783

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.0%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4	Aaa	4.668%	07/10/43	1,500	1,605,652
Bear Stearns Commercial Mortgage Securities, Series 2006-PW11, Class A4	AAA(d)	5.450%(c)	03/11/39	100	111,376
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%	12/15/47	750	797,470
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	Aaa	5.218%(c)	07/15/44	3,812	4,168,311
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	Aaa	5.617%	10/15/48	2,000	2,255,276
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%	03/10/46	2,200	2,263,890
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland), Series 2005-C1, Class A4	Aaa	5.014%(c)	02/15/38	2,800	2,968,930
FHLMC Multifamily Structured Pass-Through Certificates, Series K012, Class A2	AA+(d)	4.186%	12/25/20	2,000	2,285,542
FHLMC Multifamily Structured Pass-Through Certificates, Series K013, Class A2	AA+(d)	3.974%	01/25/21	3,400	3,834,727
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	AA+(d)	2.615%	01/25/23	2,000	2,002,908
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	600	617,314
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AAA(d)	5.553%	04/10/38	400	442,246
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%	11/10/39	610	691,617
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.201%(c)	12/15/44	2,200	2,411,389
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.792%(c)	06/15/49	1,076	1,109,213
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	Aaa	2.475%	12/15/47	1,800	1,837,283
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.686%(c)	05/12/39	160	181,028
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	08/12/43	700	794,372
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.481%(c)	02/12/39	50	55,561
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%	05/10/63	2,745	2,879,513
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%	01/10/45	2,280	2,405,867

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A3	Aaa	5.558%	03/15/45	100	$110,999
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011%(c)	06/15/45	800	910,569
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%	11/15/48	660	744,958
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	5.926%(c)	02/15/51	1,510	1,731,037
Wachovia Bank Commercial Mortgage Trust, Series 2055-C22, Class A4	Aaa	5.283%(c)	12/15/44	2,680	2,942,538
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	Aaa	1.765%	12/15/45	1,280	1,303,377

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $43,255,606)					43,462,963

CORPORATE BONDS — 10.2%
Aerospace & Defense — 0.1%
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	2.500%	01/15/23	235	232,193

Automotive — 0.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%	01/16/18	560	556,724

Banking — 4.1%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%	12/02/22	230	225,390
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	960	1,124,487
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	150	174,142
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21	200	225,666
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	01/14/22	1,035	1,150,726
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19	125	166,531
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%	02/21/18	1,815	1,820,456
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	450	509,881
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.375%	03/15/20	75	85,447
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	615	715,075
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.000%	03/30/22	250	268,982
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%	01/14/22	250	285,544
Inter-American Development Bank, Sr. Unsec’d. Notes	Aaa	0.500%	08/17/15	7,250	7,268,944
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%	09/23/22	825	823,726
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21	200	220,635
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%	04/23/19	125	152,676
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	675	780,022
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	01/26/20	125	143,220
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	07/28/21	375	429,903
Wachovia Corp., Sr. Unsec’d. Notes	A2	5.750%	02/01/18	200	238,050
Wells Fargo & Co., Sub., MTN	A3	3.450%	02/13/23	925	931,216

					17,740,719

Cable — 0.3%
Comcast Corp., Gtd. Notes	A3	3.125%	07/15/22	450	460,426
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.800%	03/15/22	420	429,312
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%	04/15/19	305	305,844

					1,195,582

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Capital Goods — 0.4%
Honeywell International, Inc., Sr. Unsec’d. Notes	A2	4.250%	03/01/21	100	$ 114,738
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21	65	68,541
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21	200	222,722
United Technologies Corp., Sr. Unsec’d. Notes	A2	3.100%	06/01/22	1,065	1,116,206
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16	40	41,929
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	140	158,110

					1,722,246

Chemicals — 0.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22	150	144,507
CF Industries, Inc., Gtd. Notes	Baa3	7.125%	05/01/20	600	743,402
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%	11/15/22	550	540,541
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	4.350%	12/08/21	175	193,086
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	2.800%	02/15/23	655	665,238
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%	04/01/21	175	199,667

					2,486,441

Electric
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	125	138,871

Energy - Integrated — 0.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	70	73,912
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	130	138,480
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.245%	05/06/22	300	309,938
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	105	119,972
Chevron Corp., Sr. Unsec’d. Notes	Aa1	2.355%	12/05/22	420	416,970
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18	950	1,149,143

					2,208,415

Energy - Other — 0.6%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	3.600%	04/30/22	1,000	1,049,475
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	A2	2.600%	12/01/22	1,045	1,037,990
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	245	269,366
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	150	161,788

					2,518,619

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	5.375%	01/15/20	100	120,609
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	125	164,264
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	104	124,100
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	96	114,219
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	3.750%	01/15/22	245	262,236

					785,428

Healthcare & Pharmaceutical — 0.6%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	2.000%	11/06/18	1,150	1,163,708
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	100	110,642
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	4.400%	12/01/21	385	433,366

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare & Pharmaceutical (cont’d.)
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	2.850%	05/08/22	360	$ 367,274
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	2.800%	03/18/23	315	316,936
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	3.600%	08/15/21	55	56,892
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	3.250%	10/01/22	215	217,943

					2,666,761

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	2.750%	11/15/22	575	562,632
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	4.125%	06/01/21	125	137,494
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	125	143,477
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.300%	01/15/23	235	238,135

					1,081,738

Insurance — 0.6%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	06/01/22	455	514,736
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	140	163,886
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.200%	03/15/22	320	347,349
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	350	400,449
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	125	162,316
Principal Financial Group, Inc., Gtd. Notes	A3	3.125%	05/15/23	525	525,713
Principal Financial Group, Inc., Gtd. Notes	A3	3.300%	09/15/22	185	188,024
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	A1	2.875%	12/06/22	175	174,497
WR Berkley Corp., Sr. Unsec’d. Notes	Baa2	4.625%	03/15/22	245	265,841

					2,742,811

Media & Entertainment — 0.4%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	200	220,478
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.375%	04/01/21	200	225,030
Time Warner, Inc., Gtd. Notes	Baa2	4.000%	01/15/22	30	32,279
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	50	57,227
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	3.125%	06/15/22	465	465,578
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN	A2	2.350%	12/01/22	645	637,880

					1,638,472

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	3.150%	09/07/22	465	462,027
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	4.625%	01/07/21	45	50,661
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%	01/09/23	250	247,516
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	60	67,173
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	A1	6.000%	08/07/19	75	91,055
General Electric Capital Corp., Sub. Notes	A2	5.300%	02/11/21	250	286,594

					1,205,026

Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	Baa3	4.750%	02/15/22	290	326,432

Pipelines & Other — 0.4%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.500%	09/01/23	875	887,056

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines & Other (cont’d.)
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	175	$ 185,938
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	600	663,021
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.000%	11/15/21	60	62,855
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	150	161,845

					1,960,715

Railroads — 0.1%
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes.	Baa3	4.500%	01/15/22	200	221,880
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	150	183,604

					405,484

Real Estate Investment Trusts
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	65	68,500
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	65	79,415

					147,915

Retailers — 0.4%
Costco Wholesale Corp., Sr. Unsec’d. Notes	A1	1.125%	12/15/17	1,595	1,600,099
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	100	114,631

					1,714,730

Telecommunications — 0.2%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	210	216,021
AT&T, Inc., Sr. Unsec’d. Notes	A3	3.875%	08/15/21	305	329,794
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	200	223,666

					769,481

Tobacco
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	50	69,583

TOTAL CORPORATE BONDS (cost $42,985,700)					44,314,386

NON-CORPORATE FOREIGN AGENCIES — 2.3%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%	06/20/16	3,775	3,774,509
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, 144A	Aa1	2.375%	03/31/16	370	387,131
DNB Boligkreditt AS (Norway), Covered Notes, 144A	Aaa	1.450%	03/21/18	2,560	2,571,476
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	1,710	1,768,311
Statoil ASA (Norway), Gtd. Notes	Aa2	2.450%	01/17/23	440	432,846
Swedbank Hypotek AB (Sweden), Covered Notes, 144A	Aaa	1.375%	03/28/18	1,140	1,139,452

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $9,969,455)					10,073,725

SOVEREIGNS — 3.4%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%	03/21/16	850	849,660
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%	03/07/14	710	717,192
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	NR	2.875%	09/15/14	1,100	1,134,232

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGNS (Continued)
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	Aa3	4.250%	09/03/13	904	$918,374
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	2,400	2,416,320
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	AAA(d)	0.625%	05/22/15	720	723,532
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	1.125%	05/02/17	500	506,750
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	2.250%	03/17/16	680	714,476
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.375%	05/18/15	1,210	1,209,923
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	NR	0.250%	09/12/15	710	706,379
Province of British Columbia (Canada), Sr. Unsec’d. Notes	Aaa	2.000%	10/23/22	3,705	3,613,642
Spain Government International Bond (Spain), Notes, MTN, 144A	Baa3	4.000%	03/06/18	1,000	990,600

TOTAL SOVEREIGNS (cost $14,618,125)					14,501,080

U.S. GOVERNMENT AGENCY OBLIGATIONS — 36.0%
Federal Farm Credit Bank		1.625%	11/19/14	500	511,234
Federal Home Loan Banks		0.250%	02/20/15	11,820	11,805,296
Federal Home Loan Banks		1.000%	06/21/17	1,545	1,559,868
Federal Home Loan Banks		1.375%	05/28/14	7,500	7,601,220
Federal Home Loan Mortgage Corp.		0.375%	11/27/13	10,060	10,073,621
Federal Home Loan Mortgage Corp.		0.625%	12/29/14	1,495	1,503,847
Federal Home Loan Mortgage Corp.		0.750%	01/12/18	2,045	2,032,509
Federal Home Loan Mortgage Corp.		0.875%	03/07/18	19,840	19,800,756
Federal Home Loan Mortgage Corp.		1.000%	09/29/17	1,800	1,812,568
Federal Home Loan Mortgage Corp.		2.375%	01/13/22	28,050	29,194,413
Federal National Mortgage Association		0.875%	02/08/18	1,570	1,565,386
Federal National Mortgage Association		2.750%	03/13/14	500	512,238
Financing Corp. FICO Strips Principal, Series D-P		1.590%(s)	09/26/19	1,500	1,353,231
Government National Mortgage Association		4.000%	04/20/39-10/20/40	13,102	14,252,207
Government National Mortgage Association		4.000%	TBA	500	540,879
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		2.250%(s)	03/15/22	170	139,146
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%	09/18/23-12/04/23	15,400	20,009,430
Residual Funding Corp. Strips Principal		1.440%(s)	10/15/19	6,555	5,967,220
Residual Funding Corp. Strips Principal		1.610%(s)	07/15/20	5,735	5,101,541
Resolution Funding Corp. Interest Strip		1.780%(s)	10/15/21	4,570	3,927,527
Resolution Funding Corp. Interest Strip		2.180%(s)	01/15/22	1,700	1,404,362
Tennessee Valley Authority, Sr. Unsec’d. Notes		3.875%	02/15/21	13,470	15,622,816

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $152,082,222)					156,291,315

U.S. TREASURY OBLIGATIONS — 23.2%
U.S. Treasury Bonds		2.750%	11/15/42	1,025	950,047
U.S. Treasury Bonds		3.125%	02/15/43	4,375	4,383,203
U.S. Treasury Notes		0.750%	06/15/14	20,000	20,133,600
U.S. Treasury Notes(k)		0.750%	02/28/18	7,455	7,453,256
U.S. Treasury Notes		0.750%	03/31/18	11,300	11,285,875
U.S. Treasury Notes		1.750%	03/31/14	120	121,880
U.S. Treasury Notes		2.000%	02/15/23	5,145	5,210,115
U.S. Treasury Notes		2.375%	07/31/17	17,700	19,020,579
U.S. Treasury Notes		4.500%	11/15/15	980	1,086,651
U.S. Treasury Notes		4.750%	05/15/14	14,485	15,224,532
U.S. Treasury Notes		7.250%	08/15/22	4,045	6,008,087

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon		2.370%(n)	02/15/25	755	$570,502
U.S. Treasury Strips Coupon		2.410%(n)	05/15/25	900	672,836
U.S. Treasury Strips Coupon		2.640%(n)	11/15/26	385	269,409
U.S. Treasury Strips Principal		0.340%(s)	11/15/15	700	693,752
U.S. Treasury Strips Principal		2.280%(s)	11/15/24	9,500	7,300,246

TOTAL U.S. TREASURY OBLIGATIONS (cost $100,138,326)					100,384,570

TOTAL LONG-TERM INVESTMENTS (cost $406,587,454)					412,534,822

				Shares
SHORT-TERM INVESTMENT — 1.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,952,748)(w)				4,952,748	4,952,748

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j)
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.21% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13			Deutsche Bank	2,122	44,590
Receive a fixed rate of 2.22% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13			Deutsche Bank	4,678	100,867

TOTAL OPTIONS PURCHASED (cost $138,720)					145,457

TOTAL SHORT-TERM INVESTMENTS (cost $5,091,468)					5,098,205

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 96.3% (cost $411,678,922)					417,633,027

OPTIONS WRITTEN*(j)
Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.71% and receive a floating rate based on 3-month LIBOR, expiring 09/23/13			Deutsche Bank	2,122	(7,389)
Pay a fixed rate of 1.72% and receive a floating rate based on 3-month LIBOR, expiring 09/23/13			Deutsche Bank	4,678	(17,078)

TOTAL OPTIONS WRITTEN (premiums received $24,012)					(24,467)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 96.3%
(cost $411,654,910)					417,608,560
Other assets in excess of liabilities(x) — 3.7%					16,219,835

NET ASSETS — 100.0%					$433,828,395

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Association
FICO	Financing Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s Rating.
(j)	The amount represent fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at March 31, 2013.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)
Long Positions:
30	2 Year U.S. Treasury Notes	Jun. 2013	$6,613,088	$6,613,594	$506
209	5 Year U.S. Treasury Notes	Jun. 2013	25,833,523	25,927,430	93,907

					94,413

Short Positions:
240	10 Year U.S. Treasury Notes	Jun. 2013	31,353,036	31,676,250	(323,214)
185	30 Year U.S. Treasury Bonds	Jun. 2013	26,164,962	26,726,719	(561,757)
71	30 Year U.S. Ultra Treasury Bonds	Jun. 2013	11,002,965	11,189,156	(186,191)
118	90 Day Euro Dollar	Jun. 2013	29,412,738	29,402,650	10,088

					(1,061,074)

					$(966,661)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (3)	Counterparty
Over-the-counter swap agreements:
1,665	09/01/13	0.500%	3 month LIBOR(2)	$(1,568)	$ —	$ (1,568)	Barclays Bank PLC
10,415	10/30/13	0.560%	3 month LIBOR(2)	(33,592)	—	(33,592)	Morgan Stanley Capital Services
7,650	05/28/14	0.580%	3 month LIBOR(2)	(32,456)	—	(32,456)	Barclays Bank PLC
10,600	08/15/14	0.620%	3 month LIBOR(2)	(39,825)	—	(39,825)	Barclays Bank PLC
7,855	08/27/14	0.630%	3 month LIBOR(2)	(30,360)	—	(30,360)	Barclays Bank PLC
7,855	08/28/14	0.630%	3 month LIBOR(2)	(30,270)	—	(30,270)	Barclays Bank PLC
1,000	09/12/14	0.660%	3 month LIBOR(2)	(4,238)	—	(4,238)	Barclays Bank PLC
1,400	09/19/14	0.670%	3 month LIBOR(2)	(6,185)	—	(6,185)	JPMorgan Chase Bank
4,400	09/27/14	0.400%	3 month LIBOR(1)	10,397	—	10,397	Barclays Bank PLC
1,970	09/27/14	0.650%	3 month LIBOR(2)	(8,107)	—	(8,107)	Citibank N.A.
5,905	10/28/14	0.810%	3 month LIBOR(2)	(56,533)	—	(56,533)	Barclays Bank PLC

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (3)	Counterparty
Over-the-counter swap agreements (cont’d.)
2,250	10/28/14	0.820%	3 month LIBOR(2)	$(21,851)	$ —	$ (21,851)	Barclays Bank PLC
590	12/04/14	0.370%	3 month LIBOR(2)	(364)	—	(364)	Morgan Stanley Capital Services
30,000	08/29/15	0.530%	3 month LIBOR(2)	(62,094)	—	(62,094)	Bank of Nova Scotia
4,950	09/28/15	0.490%	3 month LIBOR(1)	4,006	—	4,006	Credit Suisse International
740	09/28/15	0.920%	3 month LIBOR(2)	(8,473)	—	(8,473)	Barclays Bank PLC
5,950	10/04/15	0.450%	3 month LIBOR(2)	(6,117)	—	(6,117)	Bank of Nova Scotia
900	10/06/15	1.000%	3 month LIBOR(2)	(15,790)	—	(15,790)	Citibank N.A.
1,815	03/22/16	0.540%	3 month LIBOR(2)	(679)	—	(679)	Citibank N.A.
230	08/04/16	1.530%	3 month LIBOR(2)	(7,621)	—	(7,621)	Citibank N.A.
4,900	08/15/16	1.290%	3 month LIBOR(2)	(119,767)	—	(119,767)	Barclays Bank PLC
870	08/22/16	1.170%	3 month LIBOR(2)	(17,567)	—	(17,567)	Morgan Stanley Capital Services
35,415	08/31/16	0.930%	3 month LIBOR(1)	422,775	—	422,775	Credit Suisse International
17,250	08/31/16	0.980%	3 month LIBOR(2)	(232,553)	—	(232,553)	JPMorgan Chase Bank
17,250	08/31/16	0.970%	3 month LIBOR(2)	(230,451)	—	(230,451)	JPMorgan Chase Bank
18,640	11/30/16	0.940%	3 month LIBOR(2)	(250,647)	—	(250,647)	JPMorgan Chase Bank
18,640	11/30/16	0.940%	3 month LIBOR(2)	(251,135)	—	(251,135)	JPMorgan Chase Bank
35,200	12/02/16	1.310%	3 month LIBOR(2)	(996,002)	—	(996,002)	Barclays Bank PLC
2,640	12/06/16	1.390%	3 month LIBOR(2)	(82,478)	—	(82,478)	Barclays Bank PLC
1,490	12/30/16	1.330%	3 month LIBOR(1)	42,053	—	42,053	Citibank N.A.
3,610	01/26/17	1.220%	3 month LIBOR(1)	79,895	—	79,895	Bank of Nova Scotia
8,375	01/31/17	1.060%	3 month LIBOR(1)	130,299	—	130,299	Bank of Nova Scotia
11,415	02/28/17	0.680%	3 month LIBOR(1)	(2,048)	—	(2,048)	Citibank N.A.
7,500	05/25/17	1.090%	3 month LIBOR(1)	133,246	—	133,246	Bank of Nova Scotia
5,000	08/17/17	0.980%	3 month LIBOR(1)	43,105	—	43,105	Bank of Nova Scotia
2,300	08/20/17	1.010%	3 month LIBOR(1)	22,776	—	22,776	Bank of Nova Scotia
6,300	08/28/17	0.870%	3 month LIBOR(1)	21,888	—	21,888	Bank of Nova Scotia
11,025	08/31/17	0.870%	3 month LIBOR(2)	(15,999)	—	(15,999)	Deutshe Bank AG
2,325	09/25/17	0.820%	3 month LIBOR(2)	29	—	29	Bank of Nova Scotia
4,900	10/26/17	0.860%	3 month LIBOR(1)	19,613	—	19,613	Credit Suisse International
2,700	11/06/17	0.840%	3 month LIBOR(2)	(7,088)	—	(7,088)	Citibank N.A.
6,900	11/09/17	0.770%	3 month LIBOR(2)	6,485	—	6,485	Bank of Nova Scotia
5,300	11/19/17	0.770%	3 month LIBOR(2)	8,662	—	8,662	Bank of Nova Scotia
8,700	11/20/17	0.770%	3 month LIBOR(2)	14,324	—	14,324	Bank of Nova Scotia
4,900	11/21/17	0.770%	3 month LIBOR(1)	(8,292)	—	(8,292)	Bank of Nova Scotia
10,745	12/05/17	0.760%	3 month LIBOR(1)	(31,761)	—	(31,761)	Morgan Stanley Capital Services
5,600	12/05/17	0.760%	3 month LIBOR(1)	(16,553)	—	(16,553)	Morgan Stanley Capital Services
3,800	12/28/17	0.890%	3 month LIBOR(1)	8,981	—	8,981	Barclays Bank PLC
2,450	02/01/18	1.040%	3 month LIBOR(2)	(17,508)	—	(17,508)	Bank of Nova Scotia
4,900	03/08/18	0.960%	3 month LIBOR(2)	(8,737)	—	(8,737)	Barclays Bank PLC
1,450	03/15/18	0.890%	3 month LIBOR(2)	3,181	—	3,181	Bank of Nova Scotia
1,450	03/18/18	1.050%	3 month LIBOR(1)	8,225	—	8,225	Bank of Nova Scotia
270	05/15/18	2.320%	3 month LIBOR(1)	20,484	—	20,484	JPMorgan Chase Bank
1,200	08/09/18	2.140%	3 month LIBOR(1)	72,322	—	72,322	Bank of America N.A.
8,750	08/15/18	1.890%	3 month LIBOR(2)	(407,842)	—	(407,842)	Barclays Bank PLC
1,070	08/30/18	1.850%	3 month LIBOR(1)	46,765	—	46,765	Morgan Stanley Capital Services
700	08/31/18	1.890%	3 month LIBOR(2)	(32,269)	—	(32,269)	Barclays Bank PLC
1,800	09/02/18	1.810%	3 month LIBOR(2)	(74,586)	—	(74,586)	Bank of America N.A.
910	09/21/18	1.670%	3 month LIBOR(2)	(29,900)	—	(29,900)	Barclays Bank PLC
1,940	10/21/18	1.910%	3 month LIBOR(2)	(101,608)	—	(101,608)	Barclays Bank PLC
2,795	11/08/18	1.740%	3 month LIBOR(2)	(115,385)	—	(115,385)	Citibank N.A.
4,000	12/08/18	1.800%	3 month LIBOR(2)	(172,850)	—	(172,850)	Barclays Bank PLC
2,720	12/14/18	1.710%	3 month LIBOR(2)	(101,663)	—	(101,663)	Barclays Bank PLC
10,200	01/04/19	1.660%	3 month LIBOR(2)	(332,336)	—	(332,336)	Barclays Bank PLC
1,485	01/12/19	1.700%	3 month LIBOR(2)	(50,721)	—	(50,721)	Citibank N.A.
2,120	01/17/19	1.600%	3 month LIBOR(2)	(59,797)	—	(59,797)	Barclays Bank PLC
3,265	02/03/19	1.450%	3 month LIBOR(2)	(58,709)	—	(58,709)	Bank of Nova Scotia
4,000	02/16/19	1.580%	3 month LIBOR(1)	99,593	—	99,593	Citibank N.A.
5,300	02/21/19	1.640%	3 month LIBOR(2)	(149,865)	—	(149,865)	JPMorgan Chase Bank

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (3)	Counterparty
Over-the-counter swap agreements (cont’d.)
1,605	02/21/19	1.570%	3 month LIBOR(2)	$(38,800)	$ —	$ (38,800)	Citibank N.A.
2,110	03/05/19	1.640%	3 month LIBOR(2)	(58,245)	—	(58,245)	Bank of Nova Scotia
17,330	03/27/19	1.830%	3 month LIBOR(2)	(644,175)	—	(644,175)	Barclays Bank PLC
23,750	03/30/19	1.730%	3 month LIBOR(2)	(725,415)	—	(725,415)	Bank of Nova Scotia
14,350	06/20/19	1.310%	3 month LIBOR(2)	(96,336)	—	(96,336)	Bank of Nova Scotia
7,600	07/18/19	1.190%	3 month LIBOR(2)	27,003	—	27,003	Bank of Nova Scotia
7,415	07/23/19	1.220%	3 month LIBOR(2)	12,941	—	12,941	Bank of Nova Scotia
7,300	07/31/19	1.180%	3 month LIBOR(2)	37,094	—	37,094	Bank of Nova Scotia
4,300	08/01/19	1.230%	3 month LIBOR(2)	7,919	—	7,919	Bank of Nova Scotia
16,750	08/06/19	1.210%	3 month LIBOR(2)	55,698	—	55,698	Bank of Nova Scotia
4,000	08/08/19	1.270%	3 month LIBOR(2)	(1,505)	—	(1,505)	Credit Suisse International
33,000	08/29/19	1.300%	3 month LIBOR(2)	(24,276)	—	(24,276)	Bank of Nova Scotia
2,950	10/02/19	1.190%	3 month LIBOR(2)	10,083	—	10,083	Bank of Nova Scotia
950	10/02/19	1.290%	3 month LIBOR(1)	(59)	—	(59)	Barclays Bank PLC
5,000	10/09/19	1.220%	3 month LIBOR(2)	8,049	—	8,049	Morgan Stanley Capital Services
3,200	10/11/19	1.220%	3 month LIBOR(2)	5,876	—	5,876	Bank of Nova Scotia
3,600	10/19/19	1.260%	3 month LIBOR(2)	(1,760)	—	(1,760)	Barclays Bank PLC
17,400	10/29/19	1.380%	3 month LIBOR(2)	(131,156)	—	(131,156)	Barclays Bank PLC
20,800	10/30/19	1.310%	3 month LIBOR(2)	(63,503)	—	(63,503)	Barclays Bank PLC
4,400	10/31/19	1.270%	3 month LIBOR(2)	571	—	571	Citibank N.A.
4,800	11/02/19	1.250%	3 month LIBOR(1)	(6,141)	—	(6,141)	Citibank N.A.
6,130	11/15/19	1.500%	3 month LIBOR(1)	58,955	—	58,955	Citibank N.A.
6,130	11/15/19	1.330%	3 month LIBOR(2)	5,956	—	5,956	Citibank N.A.
4,225	11/15/19	1.440%	3 month LIBOR(1)	25,419	—	25,419	Morgan Stanley Capital Services
3,300	11/28/19	1.210%	3 month LIBOR(2)	20,050	—	20,050	Barclays Bank PLC
3,000	11/29/19	1.200%	3 month LIBOR(1)	(19,953)	—	(19,953)	Morgan Stanley Capital Services
8,100	12/03/19	1.180%	3 month LIBOR(2)	67,829	—	67,829	Bank of Nova Scotia
5,200	12/11/19	1.140%	3 month LIBOR(2)	61,831	—	61,831	Barclays Bank PLC
4,500	12/12/19	1.150%	3 month LIBOR(2)	48,440	—	48,440	Bank of Nova Scotia
4,225	02/15/20	1.500%	3 month LIBOR(2)	(13,239)	—	(13,239)	Morgan Stanley Capital Services
2,400	02/15/20	1.550%	3 month LIBOR(2)	(24,957)	—	(24,957)	Barclays Bank PLC
50,000	02/25/20	1.480%	3 month LIBOR(2)	(271,446)	—	(271,446)	Bank of Nova Scotia
9,000	02/26/20	1.490%	3 month LIBOR(2)	(50,872)	—	(50,872)	Barclays Bank PLC
4,800	03/06/20	1.380%	3 month LIBOR(2)	9,862	—	9,862	Barclays Bank PLC
44,300	03/21/20	1.460%	3 month LIBOR(2)	(81,821)	—	(81,821)	Morgan Stanley Capital Services
4,100	03/22/20	1.480%	3 month LIBOR(2)	(15,210)	—	(15,210)	Barclays Bank PLC
5,500	03/27/20	1.510%	3 month LIBOR(2)	(29,617)	—	(29,617)	Barclays Bank PLC
200	06/08/21	4.640%	3 month LIBOR(1)	20,295	—	20,295	Morgan Stanley Capital Services
500	07/26/21	3.070%	3 month LIBOR(1)	56,253	—	56,253	Morgan Stanley Capital Services
100	07/28/21	3.090%	3 month LIBOR(1)	11,374	—	11,374	Bank of America N.A.
910	08/04/21	2.800%	3 month LIBOR(1)	82,032	—	82,032	Barclays Bank PLC
26,750	08/09/21	2.580%	3 month LIBOR(1)	1,917,173	—	1,917,173	Morgan Stanley Capital Services
170	08/09/21	2.630%	3 month LIBOR(2)	(12,820)	—	(12,820)	Citibank N.A.
37,400	08/11/21	2.590%	3 month LIBOR(1)	2,707,710	—	2,707,710	Morgan Stanley Capital Services
1,795	08/18/21	2.410%	3 month LIBOR(2)	(102,380)	—	(102,380)	Citibank N.A.
1,025	08/19/21	2.280%	3 month LIBOR(2)	(47,845)	—	(47,845)	Bank of America N.A.
3,000	08/24/21	2.250%	3 month LIBOR(1)	131,978	—	131,978	Bank of America N.A.
760	08/24/21	2.260%	3 month LIBOR(1)	33,594	—	33,594	Citibank N.A.
2,400	08/25/21	2.280%	3 month LIBOR(1)	111,220	—	111,220	Morgan Stanley Capital Services
1,710	08/25/21	2.220%	3 month LIBOR(2)	(70,828)	—	(70,828)	Bank of America N.A.
8,340	08/31/21	2.340%	3 month LIBOR(1)	426,974	—	426,974	UBS AG
2,900	09/06/21	2.270%	3 month LIBOR(2)	(127,744)	—	(127,744)	UBS AG
660	09/06/21	2.220%	3 month LIBOR(1)	26,817	—	26,817	UBS AG
500	09/13/21	2.170%	3 month LIBOR(2)	(17,971)	—	(17,971)	Bank of America N.A.
1,040	09/14/21	2.160%	3 month LIBOR(1)	36,351	—	36,351	Barclays Bank PLC
840	09/22/21	2.160%	3 month LIBOR(1)	28,655	—	28,655	Barclays Bank PLC
500	09/23/21	2.100%	3 month LIBOR(2)	(14,644)	—	(14,644)	Citibank N.A.
17,495	09/27/21	1.930%	3 month LIBOR(1)	271,482	—	271,482	Citibank N.A.

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (3)	Counterparty

Over-the-counter swap agreements (cont’d.)
2,540	09/28/21	2.020%	3 month LIBOR(1)	$56,361	$ —	$ 56,361	Barclays Bank PLC
3,950	09/29/21	2.160%	3 month LIBOR(1)	132,496	—	132,496	Barclays Bank PLC
29,885	10/03/21	2.190%	3 month LIBOR(1)	1,366,289	—	1,366,289	Barclays Bank PLC
690	10/03/21	2.160%	3 month LIBOR(1)	29,918	—	29,918	Morgan Stanley Capital Services
460	10/04/21	2.110%	3 month LIBOR(1)	17,855	—	17,855	Citibank N.A.
15,795	10/06/21	1.970%	3 month LIBOR(1)	417,413	—	417,413	JPMorgan Chase Bank
1,270	10/06/21	2.040%	3 month LIBOR(2)	(41,456)	—	(41,456)	Citibank N.A.
920	10/06/21	2.060%	3 month LIBOR(2)	(31,806)	—	(31,806)	UBS AG
840	10/07/21	2.140%	3 month LIBOR(1)	34,365	—	34,365	Citibank N.A.
1,360	10/11/21	2.270%	3 month LIBOR(2)	(70,342)	—	(70,342)	Citibank N.A.
16,300	10/13/21	2.340%	3 month LIBOR(1)	945,221	—	945,221	UBS AG
4,985	10/14/21	2.410%	3 month LIBOR(1)	316,322	—	316,322	UBS AG
8,195	11/22/21	2.180%	3 month LIBOR(1)	331,652	—	331,652	Morgan Stanley Capital Services
50,075	11/25/21	2.150%	3 month LIBOR(1)	1,896,778	—	1,896,778	Morgan Stanley Capital Services
52,565	11/29/21	2.130%	3 month LIBOR(1)	1,890,711	—	1,890,711	JPMorgan Chase Bank
22,300	11/30/21	2.230%	3 month LIBOR(1)	991,043	—	991,043	JPMorgan Chase Bank
21,800	11/30/21	2.210%	3 month LIBOR(1)	932,919	—	932,919	Barclays Bank PLC
1,070	12/19/21	2.050%	3 month LIBOR(1)	29,710	—	29,710	Barclays Bank PLC
2,700	12/22/21	2.090%	3 month LIBOR(1)	81,894	—	81,894	Barclays Bank PLC
2,680	01/13/22	1.680%	3 month LIBOR(1)	(19,370)	—	(19,370)	Citibank N.A.
2,680	01/13/22	1.660%	3 month LIBOR(2)	22,998	—	22,998	Citibank N.A.
2,000	01/25/22	2.170%	3 month LIBOR(1)	68,037	—	68,037	Bank of Nova Scotia
4,850	01/31/22	2.040%	3 month LIBOR(1)	107,249	—	107,249	Citibank N.A.
1,970	02/02/22	1.910%	3 month LIBOR(2)	(22,382)	—	(22,382)	Citibank N.A.
1,965	02/13/22	2.120%	3 month LIBOR(1)	54,977	—	54,977	Bank of Nova Scotia
1,145	02/21/22	2.110%	3 month LIBOR(2)	(29,858)	—	(29,858)	JPMorgan Chase Bank
765	02/21/22	2.100%	3 month LIBOR(2)	(19,623)	—	(19,623)	JPMorgan Chase Bank
1,160	02/23/22	2.120%	3 month LIBOR(2)	(31,254)	—	(31,254)	JPMorgan Chase Bank
1,500	03/02/22	2.010%	3 month LIBOR(1)	26,042	—	26,042	Barclays Bank PLC
6,450	03/09/22	2.050%	3 month LIBOR(1)	127,628	—	127,628	Bank of Nova Scotia
28,400	03/19/22	2.390%	3 month LIBOR(1)	1,367,950	—	1,367,950	Bank of Nova Scotia
3,100	03/23/22	2.370%	3 month LIBOR(1)	142,820	—	142,820	Citibank N.A.
1,300	03/28/22	2.350%	3 month LIBOR(1)	57,419	—	57,419	Barclays Bank PLC
5,000	04/11/22	2.300%	3 month LIBOR(1)	244,793	—	244,793	Barclays Bank PLC
11,600	04/13/22	2.130%	3 month LIBOR(1)	396,519	—	396,519	Bank of Nova Scotia
2,650	05/15/22	1.990%	3 month LIBOR(2)	(48,820)	—	(48,820)	JPMorgan Chase Bank
11,500	05/17/22	1.950%	3 month LIBOR(1)	168,917	—	168,917	Bank of Nova Scotia
13,910	05/18/22	1.950%	3 month LIBOR(1)	208,010	—	208,010	Morgan Stanley Capital Services
15,000	05/21/22	1.890%	3 month LIBOR(1)	139,955	—	139,955	Bank of Nova Scotia
30,000	05/22/22	1.850%	3 month LIBOR(1)	154,070	—	154,070	Morgan Stanley Capital Services
12,300	06/07/22	1.770%	3 month LIBOR(1)	(35,362)	—	(35,362)	Bank of Nova Scotia
3,600	09/18/22	1.870%	3 month LIBOR(1)	(10,561)	—	(10,561)	Barclays Bank PLC
3,200	10/05/22	1.700%	3 month LIBOR(1)	(39,877)	—	(39,877)	Barclays Bank PLC
3,400	10/12/22	1.740%	3 month LIBOR(1)	(29,991)	—	(29,991)	Barclays Bank PLC
3,000	10/16/22	1.720%	3 month LIBOR(1)	(33,271)	—	(33,271)	Barclays Bank PLC
9,900	10/25/22	1.800%	3 month LIBOR(1)	(42,011)	—	(42,011)	Credit Suisse International
29,000	12/31/22	0.000%	3 month LIBOR(1)	(234,705)	—	(234,705)	Citibank N.A.
27,500	12/31/22	0.000%	3 month LIBOR(1)	101,576	—	101,576	Barclays Bank PLC
16,300	12/31/22	0.000%	3 month LIBOR(1)	1,393,353	—	1,393,353	Citibank N.A.
5,000	12/31/22	3.000%	3 month LIBOR(1)	736,162	—	736,162	Barclays Bank PLC
4,015	12/31/22	3.510%	3 month LIBOR(1)	893,077	—	893,077	Citibank N.A.
3,500	12/31/22	4.060%	3 month LIBOR(1)	1,081,195	—	1,081,195	Citibank N.A.
2,500	12/31/22	3.840%	3 month LIBOR(1)	720,652	—	720,652	JPMorgan Chase Bank
2,500	12/31/22	3.410%	3 month LIBOR(1)	506,353	—	506,353	Citibank N.A.
2,300	12/31/22	2.420%	3 month LIBOR(1)	165,652	—	165,652	Morgan Stanley Capital Services
1,900	12/31/22	2.470%	3 month LIBOR(2)	(149,528)	—	(149,528)	Citibank N.A.
1,800	01/31/23	2.020%	3 month LIBOR(1)	13,092	—	13,092	Barclays Bank PLC
2,330	02/04/23	2.050%	3 month LIBOR(1)	21,782	—	21,782	Barclays Bank PLC

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (3)	Counterparty

Over-the-counter swap agreements (cont’d.)
9,375	02/14/23	2.070%	3 month LIBOR(1)	$99,266	$—	$ 99,266	Bank of Nova Scotia
2,800	02/19/23	2.110%	3 month LIBOR(2)	(37,702)	—	(37,702)	Bank of Nova Scotia
3,100	03/13/23	2.130%	3 month LIBOR(1)	42,571	—	42,571	Barclays Bank PLC
1,200	03/21/23	2.040%	3 month LIBOR(2)	(5,782)	—	(5,782)	Barclays Bank PLC
2,400	03/27/23	2.070%	3 month LIBOR(1)	18,267	—	18,267	Barclays Bank PLC
1,650	08/24/26	2.720%	3 month LIBOR(1)	63,651	—	63,651	Bank of America N.A.
4,390	09/27/26	2.310%	3 month LIBOR(1)	(57,214)	—	(57,214)	Citibank N.A.
4,445	10/05/26	2.410%	3 month LIBOR(1)	40,846	—	40,846	Barclays Bank PLC
3,830	10/06/26	2.310%	3 month LIBOR(1)	(11,854)	—	(11,854)	JPMorgan Chase Bank
1,890	11/02/26	2.770%	3 month LIBOR(2)	(97,832)	—	(97,832)	Barclays Bank PLC
27,700	11/30/26	2.550%	3 month LIBOR(1)	597,997	—	597,997	JPMorgan Chase Bank
1,350	12/21/26	2.390%	3 month LIBOR(2)	514	—	514	Barclays Bank PLC
870	02/06/27	2.380%	3 month LIBOR(2)	5,288	—	5,288	Bank of Nova Scotia
730	02/14/27	2.500%	3 month LIBOR(1)	5,901	—	5,901	Barclays Bank PLC
1,000	02/23/27	2.540%	3 month LIBOR(2)	(11,941)	—	(11,941)	Barclays Bank PLC
2,400	03/30/27	2.670%	3 month LIBOR(2)	(59,353)	—	(59,353)	Bank of Nova Scotia
2,700	04/19/27	2.550%	3 month LIBOR(2)	(55,887)	—	(55,887)	Barclays Bank PLC
1,900	04/23/27	2.540%	3 month LIBOR(2)	(36,560)	—	(36,560)	Barclays Bank PLC
5,550	05/18/27	2.360%	3 month LIBOR(1)	(35,772)	—	(35,772)	Morgan Stanley Capital Services
4,500	07/12/27	2.070%	3 month LIBOR(2)	222,688	—	222,688	Barclays Bank PLC
5,055	08/15/39	3.010%	3 month LIBOR(2)	(39,410)	—	(39,410)	Barclays Bank PLC
5,055	08/15/39	2.950%	3 month LIBOR(1)	(19,611)	—	(19,611)	Barclays Bank PLC
340	08/24/41	3.070%	3 month LIBOR(2)	(7,989)	—	(7,989)	Citibank N.A.
225	08/24/41	3.070%	3 month LIBOR(2)	(5,682)	—	(5,682)	Citibank N.A.
345	09/06/41	3.110%	3 month LIBOR(2)	(10,943)	—	(10,943)	UBS AG
345	09/06/41	3.030%	3 month LIBOR(2)	(5,236)	—	(5,236)	UBS AG
360	09/08/41	2.950%	3 month LIBOR(1)	89	—	89	Barclays Bank PLC
100	09/09/41	3.020%	3 month LIBOR(1)	1,334	—	1,334	Barclays Bank PLC
590	10/11/41	2.720%	3 month LIBOR(2)	21,533	—	21,533	JPMorgan Chase Bank
630	10/17/41	2.910%	3 month LIBOR(1)	722	—	722	Barclays Bank PLC
900	12/12/41	2.690%	3 month LIBOR(1)	(43,276)	—	(43,276)	Citibank N.A.
845	12/20/41	2.610%	3 month LIBOR(2)	53,380	—	53,380	Citibank N.A.
680	12/20/41	2.620%	3 month LIBOR(1)	(42,783)	—	(42,783)	Barclays Bank PLC
515	01/10/42	2.720%	3 month LIBOR(1)	(22,861)	—	(22,861)	Barclays Bank PLC
545	01/11/42	2.710%	3 month LIBOR(1)	(25,069)	—	(25,069)	Citibank N.A.
1,060	01/12/42	2.770%	3 month LIBOR(2)	35,336	—	35,336	Citibank N.A.
860	02/09/42	2.840%	3 month LIBOR(1)	(18,785)	—	(18,785)	Barclays Bank PLC

				$18,568,479	$—	$18,568,479

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$43,506,783	$—
Commercial Mortgage-Backed Securities	—	43,462,963	—
Corporate Bonds	—	44,314,386	—
Non-Corporate Foreign Agencies	—	10,073,725	—
Sovereigns	—	14,501,080	—
U.S. Government Agency Obligations	—	156,291,315	—
U.S. Treasury Obligations	—	100,384,570	—
Options Purchased	—	145,457	—
Options Written	—	(24,467)	—
Affiliated Money Market Mutual Fund	4,952,748	—	—
Other Financial Instruments*
Interest Rate Swaps	—	18,568,479	—
Futures Contracts	(966,661)	—	—

Total	$3,986,087	$431,224,291	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 81.3%
ASSET-BACKED SECURITIES — 7.6%
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/16/16	50	$50,248
Ally Auto Receivables Trust, Series 2012-4, Class A2	Aaa	0.480%		05/15/15	1,000	1,000,481
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	AAA(d)	0.510%		12/22/14	198	198,340
American Express Credit Account Master Trust, Series 2008-6, Class A	Aaa	1.403%(c	)	02/15/18	1,050	1,078,055
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.353%(c	)	03/15/18	400	400,309
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%		06/15/16	100	100,356
Bank of America Credit Card Trust, Series 2006-A7, Class A7	Aaa	0.243%(c	)	12/15/16	1,000	999,987
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.953%(c	)	03/15/16	150	153,745
CarMax Auto Owner Trust, Series 2012-1, Class A3	AAA(d)	0.890%		09/15/16	50	50,262
CarMax Auto Owner Trust, Series 2012-2, Class A2	Aaa	0.640%		05/15/15	804	804,486
Chase Issuance Trust, Series 2012-A9, Class A9	AAA(d)	0.353%(c	)	10/16/17	1,300	1,301,004
Citibank Credit Card Issuance Trust, Series 2005-A9, Class A9	Aaa	5.100%		11/20/17	1,000	1,117,361
Discover Card Master Trust, Series 2012-A3, Class A3	Aaa	0.860%		11/15/17	200	201,120
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.403%(c	)	01/15/18	300	300,348
Ford Credit Auto Owner Trust, Series 2011-B, Class B	AA+(d)	2.270%		01/15/17	300	310,462
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	AAA(d)	0.720%		12/15/16	100	100,300
Ford Credit Auto Owner Trust, Series 2012-C, Class A2	Aaa	0.470%		04/15/15	233	233,376
Ford Credit Auto Owner Trust, Series 2012-D, Class A3	Aaa	0.510%		04/15/17	700	699,777
Ford Credit Floorplan Master Owner Trust, Series 2013-1, Class A2	Aaa	0.583%(c	)	01/15/18	500	499,718
GE Dealer Floorplan Master Note Trust, Series 2012-4, Class A	Aaa	0.643%(c	)	10/20/17	500	501,032
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	400	400,040
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	100	100,131
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770%		01/15/16	50	50,170
Honda Auto Receivables Owner Trust, Series 2012-2, Class A2	Aaa	0.560%		11/17/14	79	78,740
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	Aaa	0.730%		05/16/16	50	50,203
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.503%(c	)	02/15/18	775	775,000
World Omni Auto Receivables Trust, Series 2012-B, Class A2	AAA(d)	0.430%		11/16/15	400	400,048
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%		01/15/15	163	163,084

TOTAL ASSET-BACKED SECURITIES (cost $12,133,075)						12,118,183

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.2%
Banc of America Commercial Mortgage Trust, Series 2005-3, Class A4	Aaa	4.668%		07/10/43	600	$642,261
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	AAA(d)	5.727%(c	)	05/10/45	700	788,420
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A3	Aaa	5.369%		10/10/45	50	54,085
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4	AAA(d)	5.405%(c	)	12/11/40	60	66,063
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	AAA(d)	5.736%		06/11/50	57	59,328
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	Aaa	5.218%(c	)	07/15/44	1,000	1,093,471
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	Aaa	5.617%		10/15/48	100	112,764
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%		03/10/46	800	823,233
Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.407%(c	)	02/15/39	100	110,997
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%(c	)	02/15/38	1,000	1,060,332
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class A2	NR	3.531%		06/25/20	50	55,226
FHLMC Multifamily Structured Pass-Through Certificates, Series K012, Class A2	NR	4.186%(c	)	12/25/20	700	799,940
FHLMC Multifamily Structured Pass-Through Certificates, Series K013, Class A2	NR	3.974%(c	)	01/25/21	1,100	1,240,647
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	NR	2.615%		01/25/23	800	801,163
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AAA(d)	5.553%(c	)	04/10/38	130	143,730
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	890	1,009,081
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.201%(c	)	12/15/44	800	876,869
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.792%(c	)	06/15/49	108	110,921
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A3	Aaa	5.929%(c	)	02/15/51	50	52,593
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	Aaa	2.475%		12/15/47	600	612,428
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.686%(c	)	05/12/39	150	169,713
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	Aaa	5.891%(c	)	06/12/46	300	340,792
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172%(c	)	12/12/49	750	839,025
Morgan Stanley Capital I Trust, Series 2005-IQ9, Class A5	AAA(d)	4.700%		07/15/56	50	52,900
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	155	162,595
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%		01/10/45	1,000	1,055,205
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	Aaa	5.283%(c	)	12/15/44	1,000	1,097,962
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	Aaa	5.416%(c	)	01/15/45	500	558,023
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A5	Aaa	5.734%(c	)	05/15/43	300	341,048

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	Aaa	5.572%		10/15/48	500	$563,136
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	30	33,862
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	5.926%(c	)	02/15/51	100	114,638
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	Aaa	1.765%		12/15/45	500	509,132

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,475,684)						16,351,583

CORPORATE BONDS — 6.3%
Aerospace & Defense
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	2.500%		01/15/23	75	74,104

Automotive — 0.1%
Ford Motor Credit Co LLC, Sr. Unsec’d. Notes	Baa3	2.375%		01/16/18	200	198,830

Banking — 2.7%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.375%		03/24/17	50	52,284
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.300%		01/11/23	80	78,885
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%		01/24/22	300	351,402
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%		01/14/22	325	361,339
Discover Bank/Greenwood DE, Sr. Unsec’d. Notes	Baa3	2.000%		02/21/18	600	601,804
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%		01/24/22	325	377,885
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.000%		03/30/22	100	107,593
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%		01/14/22	50	57,109
Inter-American Development Bank, Sr. Unsec’d. Notes	Aaa	0.500%		08/17/15	340	340,888
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%		09/23/22	275	274,575
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.500%		01/24/22	50	54,796
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%		01/25/21	325	375,566
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.500%		07/28/21	75	85,981
Morgan Stanley, Sub. Notes	Baa2	4.875%		11/01/22	100	106,011
PNC Bank NA, Sub. Notes	A3	2.950%		01/30/23	250	248,536
Swedbank Hypotek AB (Sweden), Covered Bonds, 144A	Aaa	1.375%		03/28/18	415	414,800
Wells Fargo & Co., Sub. Notes	A3	3.450%		02/13/23	370	372,486

						4,261,940

Cable — 0.2%
Comcast Corp., Gtd. Notes	A3	3.125%		07/15/22	50	51,158
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.800%		03/15/22	50	51,109
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%		04/15/19	175	175,484
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	2.875%		01/15/23	40	39,648

						317,399

Capital Goods
John Deere Capital Corp., Sr. Unsec’d. Notes	A2	2.800%		01/27/23	50	50,734

Chemicals — 0.4%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%		10/01/22	15	14,451
CF Industries, Inc., Gtd. Notes	Baa3	7.125%		05/01/20	175	216,826
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%		11/15/22	150	147,420

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	2.800%	02/15/23	220	$223,439

					602,136

Energy - Integrated — 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.245%	05/06/22	50	51,656
Chevron Corp., Sr. Unsec’d. Notes	Aa1	2.355%	12/05/22	135	134,027
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18	275	332,647

					518,330

Energy - Other — 0.5%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	3.600%	04/30/22	350	367,316
National Oilwell Varco, Inc., Sr. Unsec’d. Notes	A2	2.600%	12/01/22	295	293,021
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	50	54,973
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	50	53,929

					769,239

Foods — 0.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	80	78,634

Healthcare & Pharmaceutical — 0.5%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	2.000%	11/06/18	325	328,874
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	3.625%	05/15/22	50	53,385
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	2.800%	03/18/23	210	211,291
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.950%	12/18/22	145	145,374
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	3.250%	10/01/22	25	25,342

					764,266

Healthcare Insurance — 0.1%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	2.750%	11/15/22	175	171,236
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.300%	01/15/23	25	25,334

					196,570

Insurance — 0.2%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	06/01/22	35	39,595
Principal Financial Group, Inc., Gtd. Notes	A3	3.125%	05/15/23	150	150,204
Principal Financial Group, Inc., Gtd. Notes	A3	3.300%	09/15/22	20	20,327
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A	A1	2.875%	12/06/22	55	54,843

					264,969

Media & Entertainment — 0.2%
Time Warner, Inc., Gtd. Notes	Baa2	3.400%	06/15/22	50	51,559
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	3.125%	06/15/22	50	50,062
Walt Disney Co. (The), Sr. Unsec’d. Notes, MTN	A2	2.350%	12/01/22	210	207,682

					309,303

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%	01/09/23	110	108,907
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22	210	208,657
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	5	5,598

					323,162

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines & Other — 0.4%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.500%		09/01/23	350	$354,822
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%		02/01/21	215	237,583

						592,405

Retailers — 0.3%
Costco Wholesale Corp., Sr. Unsec’d. Notes	A1	1.125%		12/15/17	530	531,694

Telecommunications — 0.1%
AT&T, Inc., Sr. Unsec’d. Notes	A3	3.000%		02/15/22	50	50,587
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	2.450%		11/01/22	150	141,864

						192,451

TOTAL CORPORATE BONDS (cost $10,025,031)						10,046,166

NON-CORPORATE FOREIGN AGENCIES — 1.7%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%		06/20/16	1,270	1,269,835
DNB Boligkreditt AS (Norway), Sec’d. Notes, 144A	Aaa	1.450%		03/21/18	925	929,147
Spain Government International Bond (Spain), Notes, 144A	Baa3	4.000%		03/06/18	500	495,300
Statoil ASA (Norway), Gtd. Notes	Aa2	2.450%		01/17/23	125	122,968

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,813,799)						2,817,250

SOVEREIGNS — 3.2%
Bank of England Euro Note (United Kingdom), Bonds, 144A	Aa1	0.500%		03/21/16	400	399,840
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	1.375%		03/07/14	560	565,673
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	AA+(d)	0.720%(s	)	09/15/14	600	618,672
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	Aa3	4.250%		09/03/13	70	71,113
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%		02/14/17	800	805,440
Denmark Government International Bond (Denmark), Sr. Unsec’d. Notes, 144A	Aaa	0.625%		05/22/15	550	552,698
Finland Government International Bond (Finland), Sr. Unsec’d. Notes, RegS	Aaa	0.530%(s	)	03/17/16	530	556,871
Kingdom of Sweden (Sweden), Notes, MTN, 144A	Aaa	0.375%		12/22/15	300	299,697
Kingdom of Sweden (Sweden), Sr. Unsec’d. Notes, MTN, RegS	Aaa	0.380%(s	)	05/18/15	240	239,985
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	NR	0.250%		09/12/15	240	238,776
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, RegS	NR	0.250%		09/12/15	300	298,434
Province of British Columbia (Canada), Sr. Unsec’d. Notes	Aaa	2.000%		10/23/22	440	429,150

TOTAL SOVEREIGNS (cost $5,099,453)						5,076,349

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.5%
Federal Home Loan Banks	0.250%		02/20/15	4,265	$4,259,694
Federal Home Loan Banks	1.000%		06/21/17	1,545	1,559,868
Federal Home Loan Mortgage Corp.(k)	0.500%		04/17/15	800	803,127
Federal Home Loan Mortgage Corp.	0.875%		03/07/18	2,010	2,006,024
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	9,505	9,892,794
Federal National Mortgage Association	0.875%		02/08/18	8,070	8,046,282
Financing Corp. FICO Strips Principal, Series D-P	1.590%(s	)	09/26/19	1,635	1,475,022
Government National Mortgage Association	3.500%		TBA	2,500	2,679,453
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes	1.760%(s	)	09/15/20	8,085	7,094,870
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes	5.500%		09/18/23-04/26/24	933	1,213,837
Residual Funding Corp. Strips Principal	1.440%(s	)	10/15/19	135	122,895
Residual Funding Corp. Strips Principal	1.610%(s	)	07/15/20	115	102,298
Resolution Funding Corp. Strips Interest	1.780%(s	)	10/15/21	1,260	1,082,863
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.875%		02/15/21	500	579,912

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $40,726,577)					40,918,939

U.S. TREASURY OBLIGATIONS — 26.8%
U.S. Treasury Bonds	2.750%		11/15/42	525	486,609
U.S. Treasury Bonds	3.125%		02/15/43	2,015	2,018,778
U.S. Treasury Bonds	6.125%		11/15/27	775	1,131,137
U.S. Treasury Bonds	7.250%		08/15/22	140	207,944
U.S. Treasury Notes	0.250%		01/31/15	1,225	1,225,287
U.S. Treasury Notes	0.250%		02/28/15	6,260	6,260,488
U.S. Treasury Notes	0.250%		03/31/15	2,145	2,145,167
U.S. Treasury Notes	0.750%		06/15/14	5,060	5,093,801
U.S. Treasury Notes	0.750%		02/28/18	305	304,929
U.S. Treasury Notes	0.750%		03/31/18	230	229,712
U.S. Treasury Notes	1.000%		08/31/16	19,600	19,965,971
U.S. Treasury Notes	1.750%		03/31/14	3,150	3,199,342
U.S. Treasury Notes	2.000%		02/15/23	45	45,570
U.S. Treasury Strips Coupon	2.370%(s	)	02/15/25	20	15,113
U.S. Treasury Strips Principal	0.270%(s	)	02/15/15	565	562,176

TOTAL U.S. TREASURY OBLIGATIONS (cost $42,969,821)					42,892,024

TOTAL LONG-TERM INVESTMENTS (cost $130,243,440)					130,220,494

				Shares
SHORT-TERM INVESTMENT — 22.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 22.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $35,203,934)(w)				35,203,934	35,203,934

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED(j)
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.21% and pay a floating rate based on 3-Month LIBOR, expiring 09/23/13	Deutsche Bank	777	$16,327
Receive a fixed rate of 2.22% and pay a floating rate based on 3-Month LIBOR, expiring 09/23/13	Deutsche Bank	1,712	36,914

TOTAL OPTIONS PURCHASED (cost $50,776)			53,241

TOTAL SHORT-TERM INVESTMENTS (cost $35,254,710)			35,257,175

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 103.3% (cost $165,498,150)			165,477,669

OPTIONS WRITTEN(j)
Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.71% and receive a floating rate based on 3-Month LIBOR, expiring 09/23/13	Deutsche Bank	777	(2,706)
Pay a fixed rate of 1.72% and receive a floating rate based on 3-Month LIBOR, expiring 09/23/13	Deutsche Bank	1,712	(6,250)

TOTAL OPTIONS WRITTEN (premiums received $8,789)			(8,956)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 103.3% (cost $165,489,361)			165,468,713
Liabilities in excess of other assets(x) — (3.3)%			(5,281,233)

NET ASSETS — 100.0%			$160,187,480

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corporation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s Rating.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(1)
Short Positions:
45	2 Year U.S. Treasury Notes	Jun. 2013	$9,915,407	$9,920,391	$(4,984)
37	5 Year U.S. Treasury Notes	Jun. 2013	4,591,056	4,590,023	1,033
72	10 Year U.S. Treasury Notes	Jun. 2013	9,411,945	9,502,875	(90,930)
7	U.S. Long Bond	Jun. 2013	1,001,771	1,011,281	(9,510)
22	U.S. Ultra Bond	Jun. 2013	3,412,907	3,467,062	(54,155)

					$(158,546)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
650	02/28/14	0.596%	3 month LIBOR(2)	$(1,614)	$—	$(1,614)	Barclays Bank PLC
1,700	03/29/14	0.570%	3 month LIBOR(2)	(2,294)	—	(2,294)	Barclays Bank PLC
790	07/03/14	0.552%	3 month LIBOR(1)	2,342	—	2,342	Bank of Nova Scotia
550	12/04/14	0.371%	3 month LIBOR(2)	(340)	—	(340)	Morgan Stanley Capital Services
2,275	12/03/15	0.450%	3 month LIBOR(2)	(766)	—	(766)	Citibank N.A.
3,870	12/04/15	0.444%	3 month LIBOR(2)	(554)	—	(554)	Morgan Stanley Capital Services
190	03/22/16	0.535%	3 month LIBOR(2)	(71)	—	(71)	Citibank N.A.
19,600	08/31/16	0.544%	3 month LIBOR(2)	32,223	—	32,223	Morgan Stanley Capital Services
990	11/30/16	0.936%	3 month LIBOR(2)	(13,338)	—	(13,338)	JPMorgan Chase Bank
990	11/30/16	0.935%	3 month LIBOR(2)	(13,312)	—	(13,312)	JPMorgan Chase Bank
55	01/26/17	1.215%	3 month LIBOR(1)	1,217	—	1,217	Bank of Nova Scotia
165	01/27/17	1.138%	3 month LIBOR(2)	(3,137)	—	(3,137)	Bank of Nova Scotia
1,285	02/28/17	0.680%	3 month LIBOR(1)	(231)	—	(231)	Citibank N.A.
1,150	03/27/17	1.340%	3 month LIBOR(2)	(28,957)	—	(28,957)	Barclays Bank PLC
960	03/29/17	1.267%	3 month LIBOR(2)	(20,510)	—	(20,510)	Bank of Nova Scotia
500	04/13/17	1.168%	3 month LIBOR(1)	11,359	—	11,359	Bank of Nova Scotia
585	07/16/17	0.847%	3 month LIBOR(2)	(2,413)	—	(2,413)	Bank of Nova Scotia
3,975	08/31/17	0.872%	3 month LIBOR(2)	(5,768)	—	(5,768)	Deutshe Bank AG
750	09/25/17	0.820%	3 month LIBOR(2)	9	—	9	Bank of Nova Scotia
580	09/28/17	0.795%	3 month LIBOR(1)	(695)	—	(695)	Credit Suisse International
300	10/22/17	0.882%	3 month LIBOR(2)	(1,562)	—	(1,562)	Bank of Nova Scotia
900	11/06/17	0.844%	3 month LIBOR(2)	(2,363)	—	(2,363)	Citibank N.A.
1,400	11/09/17	0.774%	3 month LIBOR(2)	1,316	—	1,316	Bank of Nova Scotia
600	11/13/17	0.775%	3 month LIBOR(1)	(652)	—	(652)	Bank of Nova Scotia
3,500	11/15/17	0.762%	3 month LIBOR(2)	6,336	—	6,336	Morgan Stanley Capital Services
1,680	12/04/17	0.755%	3 month LIBOR(2)	5,076	—	5,076	Morgan Stanley Capital Services
6,490	12/13/17	0.755%	3 month LIBOR(1)	(22,203)	—	(22,203)	Morgan Stanley Capital Services
1,200	12/20/17	0.868%	3 month LIBOR(2)	(2,181)	—	(2,181)	Morgan Stanley Capital Services
7,930	02/08/18	0.956%	3 month LIBOR(2)	(17,499)	—	(17,499)	Citibank N.A.
460	03/15/18	0.885%	3 month LIBOR(2)	1,009	—	1,009	Bank of Nova Scotia
460	03/18/18	1.048%	3 month LIBOR(1)	2,609	—	2,609	Bank of Nova Scotia
35	02/21/19	1.572%	3 month LIBOR(2)	(846)	—	(846)	Citibank N.A.
670	03/27/19	1.829%	3 month LIBOR(2)	(24,905)	—	(24,905)	Barclays Bank PLC
650	05/14/19	1.538%	3 month LIBOR(1)	15,486	—	15,486	Bank of Nova Scotia
490	08/06/19	1.211%	3 month LIBOR(2)	1,629	—	1,629	Bank of Nova Scotia
500	09/24/19	1.238%	3 month LIBOR(1)	(2,445)	—	(2,445)	Barclays Bank PLC
140	10/02/19	1.291%	3 month LIBOR(1)	(10)	—	(10)	Barclays Bank PLC

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
900	10/09/19	1.221%	3 month LIBOR(2)	$1,449	$—	$1,449	Morgan Stanley Capital Services
200	10/11/19	1.220%	3 month LIBOR(2)	367	—	367	Bank of Nova Scotia
360	10/19/19	1.264%	3 month LIBOR(2)	(176)	—	(176)	Barclays Bank PLC
1,365	11/15/19	1.443%	3 month LIBOR(1)	8,212	—	8,212	Morgan Stanley Capital Services
1,300	11/29/19	1.200%	3 month LIBOR(1)	(8,646)	—	(8,646)	Morgan Stanley Capital Services
2,900	12/03/19	1.179%	3 month LIBOR(2)	24,284	—	24,284	Bank of Nova Scotia
1,500	12/04/19	1.160%	3 month LIBOR(2)	14,568	—	14,568	Barclays Bank PLC
3,200	12/11/19	1.135%	3 month LIBOR(2)	38,050	—	38,050	Barclays Bank PLC
700	12/12/19	1.152%	3 month LIBOR(2)	7,535	—	7,535	Bank of Nova Scotia
1,365	02/15/20	1.505%	3 month LIBOR(2)	(4,277)	—	(4,277)	Morgan Stanley Capital Services
600	02/28/20	1.402%	3 month LIBOR(1)	(125)	—	(125)	Barclays Bank PLC
2,400	03/27/20	1.512%	3 month LIBOR(2)	(12,924)	—	(12,924)	Barclays Bank PLC
7,235	09/15/20	1.582%	3 month LIBOR(2)	(25,049)	—	(25,049)	UBS AG
7,930	01/13/22	1.846%	3 month LIBOR(2)	(34,108)	—	(34,108)	Citibank N.A.
265	01/13/22	1.676%	3 month LIBOR(1)	(1,915)	—	(1,915)	Citibank N.A.
265	01/13/22	1.660%	3 month LIBOR(2)	2,274	—	2,274	Citibank N.A.
60	01/24/22	2.112%	3 month LIBOR(2)	(1,747)	—	(1,747)	Bank of Nova Scotia
230	02/02/22	1.912%	3 month LIBOR(1)	2,589	—	2,589	Barclays Bank PLC
35	02/02/22	1.914%	3 month LIBOR(2)	(398)	—	(398)	Citibank N.A.
40	02/13/22	2.120%	3 month LIBOR(1)	1,119	—	1,119	Bank of Nova Scotia
30	02/17/22	2.018%	3 month LIBOR(2)	(569)	—	(569)	Bank of Nova Scotia
25	02/21/22	2.105%	3 month LIBOR(2)	(652)	—	(652)	JPMorgan Chase Bank
15	02/21/22	2.100%	3 month LIBOR(2)	(385)	—	(385)	JPMorgan Chase Bank
135	03/02/22	2.010%	3 month LIBOR(1)	2,344	—	2,344	Barclays Bank PLC
360	03/29/22	2.292%	3 month LIBOR(2)	(13,793)	—	(13,793)	Barclays Bank PLC
1,070	03/30/22	2.238%	3 month LIBOR(2)	(35,874)	—	(35,874)	Barclays Bank PLC
160	05/15/22	1.988%	3 month LIBOR(2)	(2,948)	—	(2,948)	JPMorgan Chase Bank
540	05/18/22	1.951%	3 month LIBOR(1)	8,075	—	8,075	Morgan Stanley Capital Services
1,250	06/07/22	1.705%	3 month LIBOR(1)	(10,991)	—	(10,991)	Barclays Bank PLC
640	06/07/22	1.668%	3 month LIBOR(1)	(7,779)	—	(7,779)	Barclays Bank PLC
450	06/07/22	1.771%	3 month LIBOR(1)	(1,294)	—	(1,294)	Bank of Nova Scotia
120	06/11/22	1.842%	3 month LIBOR(2)	(376)	—	(376)	Bank of Nova Scotia
800	07/13/22	1.620%	3 month LIBOR(1)	(16,159)	—	(16,159)	Barclays Bank PLC
700	08/02/22	1.590%	3 month LIBOR(1)	(17,152)	—	(17,152)	Bank of Nova Scotia
300	08/29/22	1.777%	3 month LIBOR(2)	2,965	—	2,965	Citibank N.A.
220	09/11/22	1.833%	3 month LIBOR(2)	1,323	—	1,323	Bank of Nova Scotia
1,400	09/12/22	1.790%	3 month LIBOR(1)	(13,842)	—	(13,842)	Bank of Nova Scotia
1,500	09/18/22	1.874%	3 month LIBOR(1)	(4,400)	—	(4,400)	Barclays Bank PLC
750	09/25/22	1.785%	3 month LIBOR(1)	(8,631)	—	(8,631)	Barclays Bank PLC
1,650	09/27/22	1.728%	3 month LIBOR(1)	(27,521)	—	(27,521)	Bank of Nova Scotia
500	10/05/22	1.696%	3 month LIBOR(1)	(6,230)	—	(6,230)	Barclays Bank PLC
700	10/12/22	1.741%	3 month LIBOR(1)	(6,175)	—	(6,175)	Barclays Bank PLC
700	10/16/22	1.722%	3 month LIBOR(1)	(7,665)	—	(7,665)	Barclays Bank PLC
460	10/17/22	1.740%	3 month LIBOR(2)	4,296	—	4,296	Barclays Bank PLC
2,600	10/25/22	1.801%	3 month LIBOR(1)	(11,033)	—	(11,033)	Credit Suisse International
45,000	10/30/22	1.804%	3 month LIBOR(1)	(199,749)	—	(199,749)	Barclays Bank PLC
1,800	11/15/22	1.639%	3 month LIBOR(2)	38,146	—	38,146	Barclays Bank PLC
9,500	11/20/22	1.631%	3 month LIBOR(1)	(213,275)	—	(213,275)	Barclays Bank PLC
1,400	01/03/23	1.750%	3 month LIBOR(1)	(21,898)	—	(21,898)	Citibank N.A.
2,000	01/31/23	2.020%	3 month LIBOR(1)	14,546	—	14,546	Barclays Bank PLC
3,000	02/04/23	2.048%	3 month LIBOR(1)	28,045	—	28,045	Barclays Bank PLC
525	02/14/23	2.069%	3 month LIBOR(1)	5,559	—	5,559	Bank of Nova Scotia
3,400	02/25/23	2.052%	3 month LIBOR(1)	27,167	—	27,167	Morgan Stanley Capital Services
5,000	02/26/23	2.050%	3 month LIBOR(1)	38,549	—	38,549	Barclays Bank PLC
700	03/22/23	2.051%	3 month LIBOR(1)	4,195	—	4,195	Barclays Bank PLC
900	03/27/23	2.073%	3 month LIBOR(1)	6,850	—	6,850	Barclays Bank PLC
11,800	12/31/23	0.000%	3 month LIBOR(1)	(116,954)	—	(116,954)	Credit Suisse International
10,900	12/31/23	0.000%	3 month LIBOR(1)	(29,494)	—	(29,494)	Citibank N.A.

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
10,600	12/31/23	0.000%	3 month LIBOR(1)	$(336,405)	$—	$(336,405)	Morgan Stanley Capital Services
5,750	12/31/23	0.000%	3 month LIBOR(1)	(69,986)	—	(69,986)	Barclays Bank PLC
5,000	12/31/23	2.355%	3 month LIBOR(1)	210,034	—	210,034	Barclays Bank PLC
3,850	12/31/23	0.000%	3 month LIBOR(1)	335,884	—	335,884	Citibank N.A.
3,750	12/31/23	0.000%	3 month LIBOR(1)	19,241	—	19,241	JPMorgan Chase Bank
3,500	12/31/23	0.000%	3 month LIBOR(1)	(106,315)	—	(106,315)	Barclays Bank PLC
3,000	12/31/23	0.000%	3 month LIBOR(1)	2,155	—	2,155	Barclays Bank PLC
2,930	12/31/23	0.000%	3 month LIBOR(1)	245,658	—	245,658	Citibank N.A.
2,300	12/31/23	0.000%	3 month LIBOR(1)	(74,059)	—	(74,059)	Barclays Bank PLC
2,000	12/31/23	0.000%	3 month LIBOR(1)	(52,519)	—	(52,519)	JPMorgan Chase Bank
1,800	12/31/23	0.000%	3 month LIBOR(1)	(44,553)	—	(44,553)	Barclays Bank PLC
1,500	12/31/23	0.000%	3 month LIBOR(1)	(35,031)	—	(35,031)	Barclays Bank PLC
1,430	12/31/23	0.000%	3 month LIBOR(1)	1,312	—	1,312	Barclays Bank PLC
1,400	12/31/23	0.000%	3 month LIBOR(1)	61,386	—	61,386	Barclays Bank PLC
1,320	12/31/23	0.000%	3 month LIBOR(1)	(33,782)	—	(33,782)	Barclays Bank PLC
1,100	12/31/23	0.000%	3 month LIBOR(1)	8,769	—	8,769	Barclays Bank PLC
800	12/31/23	0.000%	3 month LIBOR(1)	30,142	—	30,142	Barclays Bank PLC
550	12/31/23	0.000%	3 month LIBOR(1)	21,151	—	21,151	Citibank N.A.
430	12/31/23	0.000%	3 month LIBOR(1)	12,357	—	12,357	Barclays Bank PLC
355	12/31/23	0.000%	3 month LIBOR(1)	13,640	—	13,640	Citibank N.A.
245	03/09/27	2.480%	3 month LIBOR(1)	848	—	848	Bank of Nova Scotia
150	04/19/27	2.552%	3 month LIBOR(2)	(3,105)	—	(3,105)	Barclays Bank PLC
100	04/23/27	2.544%	3 month LIBOR(2)	(1,924)	—	(1,924)	Barclays Bank PLC
400	05/17/27	2.360%	3 month LIBOR(1)	(2,537)	—	(2,537)	Bank of Nova Scotia
250	05/18/27	2.360%	3 month LIBOR(1)	(1,611)	—	(1,611)	Morgan Stanley Capital Services
420	07/17/27	2.028%	3 month LIBOR(1)	(22,979)	—	(22,979)	Bank of Nova Scotia
10,600	10/30/27	2.306%	3 month LIBOR(1)	(183,654)	—	(183,654)	Barclays Bank PLC
1,685	08/15/39	3.011%	3 month LIBOR(2)	(13,137)	—	(13,137)	Barclays Bank PLC
1,685	08/15/39	2.949%	3 month LIBOR(1)	(6,537)	—	(6,537)	Barclays Bank PLC
20	02/09/42	2.840%	3 month LIBOR(1)	(437)	—	(437)	Barclays Bank PLC

				$(695,746)	$—	$(695,746)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$12,118,183	$—
Commercial Mortgage-Backed Securities	—	16,351,583	—
Corporate Bonds	—	10,046,166	—
Non-Corporate Foreign Agencies	—	2,817,250	—
Sovereigns	—	5,076,349	—
U.S. Government Agency Obligations	—	40,918,939	—
U.S. Treasury Obligations	—	42,892,024	—
Options Purchased	—	53,241	—
Options Written	—	(8,956)	—
Affiliated Money Market Mutual Fund	35,203,934	—	—
Other Financial Instruments*
Futures Contracts	(158,546)	—	—
Interest Rate Swaps	—	(695,746)	—

Total	$35,045,388	$129,569,033	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2024

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.4%
ASSET-BACKED SECURITIES — 3.4%
Ally Auto Receivables Trust, Series 2013-3, Class A2	Aaa	0.700%		01/15/15	46	$45,941
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.953%(c)		03/15/16	50	51,248
CarMax Auto Owner Trust, Series 2013-1, Class A2	Aaa	0.420%		03/15/16	50	49,986
Nissan Master Owner Trust Receivables, Series 2013-A, Class A	Aaa	0.503%(c)		02/15/18	25	25,000

TOTAL ASSET-BACKED SECURITIES (cost $172,318)						172,175

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.3%
Banc of America Commercial Mortgage Trust, Series 2005-2, Class A5	Aaa	4.857%(c	)	07/10/43	25	26,814
Banc of America Commercial Mortgage Trust, Series 2005-3, Class A4	Aaa	4.668%		07/10/43	20	21,409
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A2	Aaa	1.813%		09/10/45	50	51,173
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	Aaa	5.218%(c	)	07/15/44	50	54,674
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%		03/10/46	20	20,581
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4	Aaa	5.014%(c	)	02/15/38	30	31,811
FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2	NR	3.230%		07/25/21	50	53,819
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	NR	2.615%		01/25/23	25	25,036
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4	Aaa	4.738%		07/15/42	25	26,712
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4	Aaa	5.201%(c	)	12/15/44	20	21,922
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51	27	27,323
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A4	Aaa	4.747%(c	)	06/12/43	50	53,268
Morgan Stanley Capital I, Series 2007-HQ11, Class A4	Aaa	5.447%(c	)	02/12/44	50	56,826
UBS-Citigroup Commercial Mortgage Trust, Series 2011-C1, Class A2	Aaa	2.804%		01/10/45	20	21,104
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	Aaa	5.283%(c	)	12/15/44	20	21,959
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A2	Aaa	2.684%		11/15/44	35	36,825
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2	Aaa	1.765%		12/15/45	20	20,365

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $570,468)						571,621

CORPORATE BONDS — 5.3%
Banking — 1.4%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.300%		01/11/23	10	9,861
Citigroup, Inc., Unsec’d. Notes	Baa2	3.375%		03/01/23	15	15,121
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		07/27/21	10	11,331
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%		09/23/22	10	9,985
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	3.750%		02/25/23	10	10,108
Wells Fargo & Co., Sub. Notes, MTN	A3	3.450%		02/13/23	15	15,101

						71,507

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	3.000%	11/15/22	10	$9,828
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	2.800%	02/15/23	5	5,078

					14,906

Energy - Integrated — 0.5%
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa1	6.100%	06/01/18	20	24,192

Energy - Other — 0.3%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	3.600%	04/30/22	15	15,742

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	10	9,829

Healthcare & Pharmaceutical — 0.9%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	2.000%	11/06/18	20	20,238
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	15	16,596
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	2.800%	03/18/23	10	10,061

					46,895

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	2.750%	11/15/22	10	9,785

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	06/01/22	10	11,313
Principal Financial Group, Inc., Gtd. Notes	A3	3.300%	09/15/22	10	10,163

					21,476

Media & Entertainment — 0.2%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.375%	04/01/21	10	11,252

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22	10	9,936

Pipelines & Other — 0.4%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.500%	09/01/23	10	10,138
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	10	11,050

					21,188

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	10	13,917

TOTAL CORPORATE BONDS (cost $270,010)					270,625

NON-CORPORATE FOREIGN AGENCIES — 1.6%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%	06/20/16	40	39,995
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, MTN	NR	3.375%	05/15/13	20	20,072
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	1.875%	06/17/13	20	20,068

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $80,086)					80,135

SOVEREIGNS — 1.6%
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa1	0.500%	03/06/15	20	20,038

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGNS (Continued)
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	AA(d)	2.750%		03/05/15	20	$20,781
Netherlands Government Bond (Netherlands), Sr. Unsec’d. Notes, 144A	NR	0.250%		09/12/15	20	19,898
Republic of Austria (Austria), Sr. Unsec’d. Notes, MTN	AA+(d)	3.250%		06/25/13	20	20,131

TOTAL SOVEREIGNS (cost $80,930)						80,848

U.S. GOVERNMENT AGENCY OBLIGATIONS — 48.9%
Federal Home Loan Banks		0.250%		02/20/15	250	249,689
Federal Home Loan Banks		1.000%		06/21/17	300	302,887
Federal Home Loan Mortgage Corp.		0.875%		03/07/18	300	299,407
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	255	265,404
Federal National Mortgage Association		0.875%		02/08/18	255	254,251
Federal National Mortgage Association		5.375%		06/12/17	300	357,679
Financing Corp. FICO Strips Principal, Series D-P		1.590%(s	)	09/26/19	250	225,538
Government National Mortgage Association		3.000%		TBA	500	522,656

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,476,251)						2,477,511

U.S. TREASURY OBLIGATIONS — 27.3%
U.S. Treasury Bonds(k)		2.750%		08/15/42	360	334,012
U.S. Treasury Bonds		2.750%		11/15/42	40	37,075
U.S. Treasury Bonds		3.125%		02/15/43	5	5,009
U.S. Treasury Bonds		6.125%		11/15/27	95	138,655
U.S. Treasury Notes		0.250%		01/31/15	129	129,030
U.S. Treasury Notes		0.250%		02/28/15	140	140,011
U.S. Treasury Notes		0.250%		03/31/15	55	55,004
U.S. Treasury Notes		0.750%		02/28/18	70	69,984
U.S. Treasury Notes		0.750%		03/31/18	105	104,869
U.S. Treasury Notes		1.250%		02/29/20	320	320,500
U.S. Treasury Notes		2.000%		02/15/23	45	45,570

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,382,159)						1,379,719

TOTAL LONG-TERM INVESTMENTS (cost $5,032,222)						5,032,634

					Shares
SHORT-TERM INVESTMENT — 17.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund (cost $902,633)(w)					902,633	902,633

TOTAL INVESTMENTS — 117.2% (cost $5,934,855)						5,935,267
Liabilities in excess of other assets(x) — (17.2)%						(872,028)

NET ASSETS — 100.0%						$5,063,239

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corp.

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

FICO	Financing Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s Rating.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2013.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Depreciation(1)
Short Positions:
2	2 Year U.S. Treasury Notes	Jun. 2013	$440,685	$440,906	$(221)
6	10 Year U.S. Treasury Notes	Jun. 2013	782,898	791,906	(9,008)
3	U.S. Ultra Bond	Jun. 2013	466,308	472,781	(6,473)

					$(15,702)

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
250	03/27/15	0.424%	3 month LIBOR(2)	$(76)	$—	$(76)	Citibank N.A.
2,000	08/31/17	0.843%	3 month LIBOR(2)	(592)	—	(592)	Bank of America N.A.
125	08/31/17	0.872%	3 month LIBOR(2)	(181)	—	(181)	Deutshe Bank AG
250	02/08/18	0.956%	3 month LIBOR(2)	(552)	—	(552)	Citibank N.A.
100	04/02/20	1.460%	3 month LIBOR(1)	129	—	129	Barclays Bank PLC
250	01/13/22	1.846%	3 month LIBOR(2)	(1,075)	—	(1,075)	Citibank N.A.
5,000	12/31/24	0.000%	3 month LIBOR(1)	(40,472)	—	(40,472)	Barclays Bank PLC

				$(42,819)	$—	$(42,819)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2024 (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013(Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$172,175	$—
Commercial Mortgage-Backed Securities	—	571,621	—
Corporate Bonds	—	270,625	—
Non-Corporate Foreign Agencies	—	80,135	—
Sovereigns	—	80,848	—
U.S. Government Agency Obligations	—	2,477,511	—
U.S. Treasury Obligations	—	1,379,719	—
Affiliated Money Market Mutual Fund	902,633	—	—
Other Financial Instruments*
Futures Contracts	(15,702)	—	—
Interest Rate Swaps	—	(42,819)	—

Total	$886,931	$4,989,815	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.8%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio	6,210,474	$61,794,216
AST BlackRock Value Portfolio	24,171,648	257,669,766
AST ClearBridge Dividend Growth Portfolio	55,031,733	571,229,387
AST Federated Aggressive Growth Portfolio*	6,220,267	66,245,844
AST Goldman Sachs Concentrated Growth Portfolio	10,653,709	360,095,359
AST Goldman Sachs Large-Cap Value Portfolio	13,055,471	255,626,121
AST Goldman Sachs Mid-Cap Growth Portfolio	5,210,713	29,857,383
AST Goldman Sachs Small-Cap Value Portfolio	4,110,654	56,069,326
AST High Yield Portfolio	10,526,636	82,949,889
AST International Growth Portfolio	52,190,243	636,720,960
AST International Value Portfolio	39,272,736	622,865,594
AST Jennison Large-Cap Growth Portfolio*	32,208,613	482,162,936
AST Jennison Large-Cap Value Portfolio	36,751,543	509,376,386
AST Large-Cap Value Portfolio	32,431,446	522,146,280
AST Lord Abbett Core Fixed-Income Portfolio	22,663,791	260,633,599
AST Marsico Capital Growth Portfolio	23,371,078	551,323,742
AST MFS Growth Portfolio*	44,647,495	546,931,814
AST MFS Large-Cap Value Portfolio	22,453,894	258,444,324
AST Mid-Cap Value Portfolio	5,331,035	81,244,967
AST Money Market Portfolio	12,316,874	12,316,874
AST Neuberger Berman Core Bond Portfolio	8,256,747	87,191,253
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,674,961	44,687,973
AST Parametric Emerging Markets Equity Portfolio	11,050,136	98,346,211
AST PIMCO Limited Maturity Bond Portfolio	5,169,202	54,793,539
AST PIMCO Total Return Bond Portfolio	38,785,344	488,695,330
AST Prudential Core Bond Portfolio	54,711,650	590,885,816
AST QMA Emerging Markets Equity Portfolio	8,749,687	86,446,907
AST Small-Cap Growth Portfolio*	3,943,938	100,885,921
AST Small-Cap Value Portfolio	7,776,385	131,343,138
AST T. Rowe Price Equity Income Portfolio	72,888,788	769,705,606
AST T. Rowe Price Global Bond Portfolio	79,281	868,914
AST T. Rowe Price Large-Cap Growth Portfolio*	31,046,113	481,214,752
AST T. Rowe Price Natural Resources Portfolio	2,832,557	59,455,374
AST Western Asset Core Plus Bond Portfolio	29,112,887	313,545,797
AST Western Asset Emerging Markets Debt Portfolio	6,572,619	67,632,252

TOTAL LONG-TERM INVESTMENTS (cost $8,630,125,483)(w)		9,601,403,550

	Shares	Value
SHORT-TERM INVESTMENTS — 5.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $513,928,220)(w)	513,928,220	$513,928,220

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $19,496,967)
0.070%	06/20/13	19,500	19,497,289

TOTAL SHORT-TERM INVESTMENTS (cost $533,425,187)			533,425,509

TOTAL INVESTMENTS — 100.1% (cost $9,163,550,670)			10,134,829,059
Liabilities in excess of other assets(x) — (0.1)%			(7,544,673)

NET ASSETS — 100.0%			$10,127,284,386

The following abbreviations are used in the Portfolio descriptions:

CAC	French Stock Market Index
DAX	German Stock Index
TOPIX	Tokyo Stock Price Index
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
746	10 Year U.S. Treasury Notes	Jun. 2013	$98,007,986	$98,460,344	$452,358
441	CAC 40 10 Euro	Apr. 2013	21,547,148	21,096,908	(450,240)
67	DAX Index	Jun. 2013	17,133,390	16,748,497	(384,893)
229	FTSE 100 Index	Jun. 2013	22,261,222	22,098,658	(162,564)
367	Russell 2000 Mini	Jun. 2013	33,927,315	34,769,580	842,265
663	S&P 500	Jun. 2013	254,268,787	259,017,525	4,748,738
184	TOPIX Index	Jun. 2013	19,237,563	20,338,025	1,100,462

					$6,146,126

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$10,115,331,770	$—	$—
U.S. Treasury Obligation	—	19,497,289	—
Other Financial Instruments*
Futures	6,146,126	—	—

Total	$10,121,477,896	$19,497,289	$—

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

  The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2013 categorized by risk exposure:

Derivative Fair Value at 3/31/13
Equity contracts	$5,693,768
Interest rate contracts	452,358

Total	$6,146,126

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.4%
COMMON STOCKS
Aerospace & Defense — 3.2%
Raytheon Co.	309,120	$18,173,165
United Technologies Corp.	247,940	23,165,034

		41,338,199

Auto Parts & Equipment — 1.0%
Johnson Controls, Inc.	358,340	12,566,984

Automobiles — 1.5%
Honda Motor Co. Ltd. (Japan), ADR	493,860	18,895,084

Beverages — 2.8%
Anheuser-Busch InBev NV (Belgium), ADR	240,250	23,916,888
PepsiCo, Inc.	148,480	11,746,253

		35,663,141

Chemicals — 2.2%
E.I. du Pont de Nemours & Co.	356,220	17,511,775
PPG Industries, Inc.	84,770	11,354,094

		28,865,869

Commercial Services — 1.4%
Automatic Data Processing, Inc.	275,800	17,932,516

Communications Equipment — 1.3%
Cisco Systems, Inc.	805,110	16,834,850

Computers & Peripherals — 1.4%
Apple, Inc.	41,040	18,165,535

Consumer Products & Services — 4.0%
Kimberly-Clark Corp.	237,410	23,261,432
Procter & Gamble Co. (The)	364,320	28,074,499

		51,335,931

Diversified Financial Services — 1.4%
BlackRock, Inc.	69,890	17,953,343

Diversified Manufacturing — 4.0%
3M Co.	270,830	28,791,937
General Electric Co.	959,260	22,178,091

		50,970,028

Electronic Equipment & Instruments — 1.4%
Thermo Fisher Scientific, Inc.	230,730	17,648,538

Energy Equipment & Services — 1.3%
Schlumberger Ltd. (Curacao)	216,340	16,201,703

Environmental Control — 1.9%
Waste Management, Inc.	612,870	24,030,633

Food — 3.0%
General Mills, Inc.	308,410	15,207,697
Nestle SA (Switzerland), ADR	323,700	23,458,539

		38,666,236

Food & Staples Retailing — 1.9%
Wal-Mart Stores, Inc.	318,740	23,851,314

Insurance — 3.2%
MetLife, Inc.	470,360	17,883,087
Travelers Cos., Inc. (The)	277,010	23,321,472

		41,204,559

Machinery — 1.2%
Caterpillar, Inc.	183,830	15,987,695

Media — 5.1%
Comcast Corp. (Special Class A Stock)	593,220	23,503,376

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Time Warner, Inc.	423,470	$24,400,341
Walt Disney Co. (The)	310,230	17,621,064

		65,524,781

Metals & Mining — 1.0%
BHP Billiton PLC (United Kingdom), ADR	213,480	12,394,649

Multiline Retail — 2.0%
Target Corp.	383,500	26,250,575

Oil, Gas & Consumable Fuels — 6.0%
Chevron Corp.	211,760	25,161,323
Exxon Mobil Corp.	441,600	39,792,576
Occidental Petroleum Corp.	161,360	12,645,783

		77,599,682

Paper & Forest Products — 1.4%
International Paper Co.	391,360	18,229,549

Pharmaceuticals — 5.0%
Johnson & Johnson	294,230	23,988,572
Merck & Co., Inc.	391,670	17,323,564
Pfizer, Inc.	819,490	23,650,481

		64,962,617

Pipelines — 3.7%
Kinder Morgan Management LLC*	274,180	24,086,713
Spectra Energy Corp.	760,040	23,371,230

		47,457,943

Semiconductors & Semiconductor Equipment — 4.8%
Intel Corp.	1,147,600	25,075,060
QUALCOMM, Inc.	380,000	25,441,000
Texas Instruments, Inc.	328,260	11,646,665

		62,162,725

Software — 2.8%
Microsoft Corp.	1,279,700	36,612,217

Specialty Retail — 0.9%
Home Depot, Inc. (The)	171,070	11,937,265

Telecommunications — 4.6%
AT&T, Inc.	786,070	28,840,908
Verizon Communications, Inc.	617,730	30,361,430

		59,202,338

Thrifts & Mortgage Finance — 0.9%
People’s United Financial, Inc.	866,990	11,652,346

Transportation — 2.8%
Union Pacific Corp.	45,490	6,478,231
United Parcel Service, Inc. (Class B Stock)	338,190	29,050,521

		35,528,752

Utilities — 8.3%
American Electric Power Co., Inc.	242,980	11,816,117
Brookfield Infrastructure Partners LP (Bermuda)	282,990	10,770,599
Brookfield Renewable Energy Partners LP/CA (Bermuda)	410,430	12,027,860
National Grid PLC (United Kingdom), ADR	205,610	11,927,436
NextEra Energy, Inc.	231,330	17,969,714
Northeast Utilities	270,730	11,765,926
UGI Corp.	315,600	12,115,884

AST CLEARBRIDGE DIVIDEND GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Utilities (cont’d.)
Wisconsin Energy Corp.	416,890	$17,880,412

		106,273,948

TOTAL LONG-TERM INVESTMENTS (cost $1,078,571,178)		1,123,901,545

	Shares	Value
SHORT-TERM INVESTMENT — 12.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $161,051,827)(w)	161,051,827	$161,051,827

TOTAL INVESTMENTS — 99.9% (cost $1,239,623,005)		1,284,953,372
Other assets in excess of liabilities — 0.1%		961,770

NET ASSETS — 100.0%		$1,285,915,142

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,123,901,545	$—	$—
Affiliated Money Market Mutual Fund	161,051,827	—	—

Total	$1,284,953,372	$—	$—

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Apartment — 15.7%
Apartment Investment & Management Co. (Class A Stock), REIT	515,746	$15,812,772
Education Realty Trust, Inc., REIT	219,178	2,307,944
Equity Residential, REIT	424,653	23,381,394
Essex Property Trust, Inc., REIT(a)	89,643	13,498,443
Home Properties, Inc., REIT(a)	118,970	7,545,077
Mid-America Apartment Communities, Inc., REIT	127,228	8,786,366
National Retail Properties, Inc., REIT(a)	215,057	7,778,612
Realty Income Corp., REIT(a)	256,515	11,632,955
UDR, Inc., REIT	832,150	20,129,709

		110,873,272

Diversified — 0.4%
WP Carey, Inc., REIT	47,935	3,230,819

Diversified Operations — 13.1%
American Assets Trust, Inc., REIT	164,334	5,260,331
Colonial Properties Trust, REIT(a)	370,697	8,381,459
Cousins Properties, Inc., REIT	272,381	2,911,753
Digital Realty Trust, Inc., REIT(a)	304,571	20,378,846
Duke Realty Corp., REIT	623,711	10,590,613
Forest City Enterprises, Inc. (Class A Stock)*	399,190	7,093,606
PS Business Parks, Inc., REIT	54,975	4,338,627
STAG Industrial, Inc., REIT	78,982	1,679,947
Sun Communities, Inc., REIT	69,616	3,434,157
Vornado Realty Trust, REIT	339,262	28,375,874

		92,445,213

Financials — 0.5%
Colony Financial, Inc., REIT	159,281	3,536,038

Healthcare — 11.2%
Aviv REIT, Inc., REIT	46,200	1,111,572
HCP, Inc., REIT	314,911	15,701,462
Health Care REIT, Inc., REIT	306,864	20,839,134
Healthcare Trust of America, Inc.*	458,499	5,387,363
Ventas, Inc., REIT	495,845	36,295,854

		79,335,385

Hotels — 7.4%
Chesapeake Lodging Trust, REIT	172,175	3,949,695
Hersha Hospitality Trust, REIT	880,080	5,139,667
Hospitality Properties Trust, REIT	251,258	6,894,519
Host Hotels & Resorts, Inc., REIT(a)	424,099	7,417,491
Hyatt Hotels Corp. (Class A Stock)*	148,398	6,415,245
Orient-Express Hotels Ltd. (Bermuda) (Class A Stock)*	422,477	4,165,623
RLJ Lodging Trust, REIT	314,200	7,151,192
Starwood Hotels & Resorts Worldwide, Inc.	85,835	5,470,264
Strategic Hotels & Resorts, Inc., REIT*	622,313	5,196,314
Sunstone Hotel Investors, Inc., REIT*	45,409	558,985

		52,358,995

Industrial — 6.2%
DCT Industrial Trust, Inc., REIT(a)	1,363,729	10,091,595
ProLogis, Inc., REIT	850,209	33,991,356

		44,082,951

Manufactured Home — 0.1%
Equity LifeStyle Properties, Inc., REIT	10,301	791,117

	Shares	Value
COMMON STOCKS (Continued)
Office — 4.7%
Boston Properties, Inc., REIT	105,800	$10,692,148
Hudson Pacific Properties, Inc., REIT	318,368	6,924,504
SL Green Realty Corp., REIT(a)	182,371	15,703,967

		33,320,619

Office Property — 5.8%
Corporate Office Properties Trust, REIT	335,226	8,943,830
Douglas Emmett, Inc., REIT	465,424	11,603,020
Highwoods Properties, Inc., REIT(a)	223,773	8,854,698
Mack-Cali Realty Corp., REIT	248,451	7,108,183
Parkway Properties, Inc., REIT(a)	239,691	4,446,268

		40,955,999

Regional Mall — 16.6%
CBL & Associates Properties, Inc., REIT	140,002	3,304,047
General Growth Properties, Inc., REIT	883,662	17,567,201
Glimcher Realty Trust, REIT	756,659	8,777,244
Simon Property Group, Inc., REIT	506,589	80,324,752
Tanger Factory Outlet Centers, REIT	217,199	7,858,260

		117,831,504

Self Storage — 6.7%
Extra Space Storage, Inc., REIT	212,438	8,342,440
Public Storage, REIT	202,831	30,895,218
Sovran Self Storage, Inc., REIT	124,639	8,037,969

		47,275,627

Shopping Centers — 9.3%
Alexander’s, Inc., REIT	9,894	3,261,953
Cedar Realty Trust, Inc., REIT	503,162	3,074,320
DDR Corp., REIT(a)	791,699	13,791,397
Kimco Realty Corp., REIT(a)	937,710	21,004,704
Ramco-Gershenson Properties Trust, REIT	196,182	3,295,858
Regency Centers Corp., REIT	297,016	15,715,117
Weingarten Realty Investors, REIT(a)	170,072	5,365,772

		65,509,121

Storage — 1.2%
CubeSmart, REIT	528,939	8,357,236

TOTAL LONG-TERM INVESTMENTS (cost $632,285,648)		699,903,896

SHORT-TERM INVESTMENT — 13.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $93,717,592; includes $87,255,732 of cash collateral for securities on loan)(b)(w)	93,717,592	93,717,592

TOTAL INVESTMENTS — 112.2% (cost $726,003,240)		793,621,488
Liabilities in excess of other assets — (12.2)%		(86,068,449)

NET ASSETS — 100.0%		$707,553,039

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $85,315,556; cash collateral of $87,255,732 (included with liabilities) was received with which the
Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchnge rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$699,903,896	$—	$—
Affiliated Money Market Mutual Fund	93,717,592	—	—

Total	$793,621,488	$—	$—

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS — 98.2%
Advertising — 0.4%
Millennial Media, Inc.*	252,100	$1,600,835
National CineMedia, Inc.	88,800	1,401,264

		3,002,099

Aerospace & Defense — 2.9%
Innovative Solutions & Support, Inc.	1,154,549	5,691,927
Moog, Inc. (Class A Stock)*	135,932	6,229,764
Teledyne Technologies, Inc.*	108,500	8,510,740

		20,432,431

Biotechnology — 2.3%
Aegerion Pharmaceuticals, Inc.*(a)	117,500	4,739,950
Amarin Corp. PLC (United Kingdom), ADR*(a)	573,600	4,250,376
Ariad Pharmaceuticals, Inc.*	246,277	4,455,151
Puma Biotechnology, Inc.*	80,915	2,701,752

		16,147,229

Building Materials — 3.2%
Boise Cascade Co.	117,300	3,981,162
Cemex Latam Holdings SA (Spain)	865,000	6,501,123
Eagle Materials, Inc.	38,900	2,591,907
Fortune Brands Home & Security, Inc.*	260,973	9,768,219

		22,842,411

Business Services — 0.9%
CoStar Group, Inc.*	58,500	6,403,410

Chemicals — 0.6%
Eastman Chemical Co.	64,500	4,506,615

Clothing & Apparel — 0.3%
Brunello Cucinelli SpA (Italy)*	91,200	1,919,582

Commercial Banks — 1.7%
Popular, Inc. (Puerto Rico)*	106,713	2,946,346
Walker & Dunlop, Inc.*(a)	523,200	9,401,904

		12,348,250

Commercial Services — 1.6%
Bright Horizons Family Solutions, Inc.	21,142	714,388
KAR Auction Services, Inc.	204,500	4,096,135
MoneyGram International, Inc.*(a)	198,524	3,593,284
United Rentals, Inc.*(a)	54,653	3,004,275

		11,408,082

Computer Services & Software — 8.3%
Cinedigm Digital Cinema Corp.*	483,000	753,480
Cinedigm Digital Cinema Corp. (Class A Stock)*	1,857,787	2,898,148
CommVault Systems, Inc.*	271,400	22,249,372
Envestnet, Inc.*	539,300	9,443,143
Exa Corp.*	173,700	1,653,624
IHS, Inc. (Class A Stock)*	28,409	2,974,990
LivePerson, Inc.*(a)	249,530	3,388,617
RADWARE Ltd. (Israel)*	259,600	9,794,708
Telecity Group PLC (United Kingdom)	424,100	5,822,168

		58,978,250

Computers & Peripherals — 0.3%
Vocera Communications, Inc.	79,000	1,817,000

Consumer Products & Services — 0.8%
Vitamin Shoppe, Inc.*(a)	119,000	5,813,150

	Shares	Value
COMMON STOCKS (Continued)
Distribution/Wholesale — 1.8%
MRC Global, Inc.*	385,700	$12,701,101

Electric — 0.6%
ITC Holdings Corp.	49,000	4,373,740

Electronic Components & Equipment — 0.6%
Fluidigm Corp.*	225,500	4,174,005

Energy–Alternate Sources — 0.5%
Gevo, Inc.*(a)	1,750,000	3,920,000

Engineering & Construction — 1.5%
Chicago Bridge & Iron Co. NV (Netherlands)	173,600	10,780,560

Entertainment & Leisure — 0.8%
Penn National Gaming, Inc.*(a)	53,400	2,906,562
Vail Resorts, Inc.	41,727	2,600,427

		5,506,989

Financial Services — 3.6%
Affiliated Managers Group, Inc.*	69,900	10,734,543
Air Lease Corp.(a)	337,200	9,886,704
Artisan Partners Asset Management, Inc.	117,604	4,639,478

		25,260,725

Food — 1.6%
Amira Nature Foods Ltd. (British Virgin Islands)(a)	634,039	5,021,589
Annie’s, Inc.*(a)	171,100	6,546,286

		11,567,875

Healthcare Products — 2.9%
Cerus Corp.*(a)	1,419,867	6,275,812
Chindex International, Inc.*	107,382	1,475,429
DexCom, Inc.*	526,219	8,798,382
HeartWare International, Inc.*(a)	21,258	1,879,845
NuVasive, Inc.*	87,100	1,856,101

		20,285,569

Healthcare Services — 1.9%
Protalix BioTherapeutics, Inc.*(a)	1,647,210	9,043,183
Seattle Genetics, Inc.*(a)	120,608	4,282,790

		13,325,973

Holding Companies–Diversified — 0.7%
Primoris Services Corp.	214,000	4,731,540

Home Builders — 1.3%
Meritage Homes Corp.*	201,800	9,456,348

Hotels & Motels — 1.5%
Melco Crown Entertainment Ltd. (Cayman Islands), ADR*	221,900	5,179,146
NagaCorp Ltd. (Cayman Islands)	6,189,861	5,231,933

		10,411,079

Household Products — 1.8%
Samsonite International SA (Luxembourg)	5,183,000	12,953,243

Internet Services — 5.7%
Acquity Group Ltd. (Cayman Islands), ADR	421,124	2,674,137
Active Network, Inc. (The)*(a)	164,807	690,541
ASOS PLC (United Kingdom)*	32,300	1,642,656
BroadSoft, Inc.*(a)	317,541	8,405,310
CDON Group AB (Sweden)*(a)	361,200	2,050,840
Constant Contact, Inc.*(a)	385,400	5,002,492
CyrusOne, Inc.	58,800	1,342,992
NIC, Inc.	233,066	4,465,545

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Services (cont’d.)
Shutterfly, Inc.*(a)	111,501	$4,924,999
Shutterstock, Inc	17,467	785,666
Synacor, Inc.*(a)	267,000	798,330
WebMediaBrands, Inc.*	168,756	276,760
Yoox SpA (Italy)*	374,986	7,027,503

		40,087,771

Machinery & Equipment — 0.9%
Briggs & Stratton Corp.	168,000	4,166,400
ExOne Co. (The)(a)	65,007	2,177,735

		6,344,135

Manufacturing — 1.0%
Trinity Industries, Inc.	158,500	7,184,805

Media — 0.5%
Central European Media Enterprises Ltd. (Bermuda) (Class A Stock)*(a)	830,000	3,502,600

Medical Supplies & Equipment — 1.7%
Conceptus, Inc.*(a)	272,600	6,583,290
Corcept Therapeutics, Inc.*(a)	1,000,000	2,000,000
Corcept Therapeutics, Inc., PIPE*	123,242	246,484
Insulet Corp.*(a)	124,500	3,219,570

		12,049,344

Oil, Gas & Consumable Fuels — 2.6%
Edgen Group, Inc.	457,488	3,307,638
Kodiak Oil & Gas Corp. (Canada)*	480,000	4,363,200
Seadrill Partners LLC (Marshall Islands)(a)	117,019	3,247,277
Vermilion Energy, Inc. (Canada)	67,700	3,505,458
Whiting Petroleum Corp.*	75,600	3,843,504

		18,267,077

Pharmaceuticals — 12.8%
Achillion Pharmaceuticals, Inc.*(a)	529,800	4,630,452
Adaltis, Inc. (Canada), (OTC)*(g)	41,000	—
Adaltis, Inc. (Canada), (TSX)*(g)	172,400	—
Alexza Pharmaceuticals, Inc.*(a)	418,377	1,849,226
Alkermes PLC (Ireland)*	169,000	4,006,990
Catalyst Pharmaceutical Partners, Inc.*(a)	1,900,000	931,380
Cubist Pharmaceuticals, Inc.*(a)	190,700	8,928,574
Dynavax Technologies Corp.*(a)	12,260,000	27,217,200
Idenix Pharmaceuticals, Inc.*(a)	475,300	1,692,068
Nektar Therapeutics*(a)	408,000	4,488,000
Progenics Pharmaceuticals, Inc.*	1,751,047	9,438,143
Sagent Pharmaceuticals, Inc.*	329,600	5,784,480
Salix Pharmaceuticals Ltd.*(a)	120,842	6,184,694
Swedish Orphan Biovitrum AB (Sweden)*	303,215	1,949,607
Threshold Pharmaceuticals, Inc.*(a)	726,900	3,351,009
Vical, Inc.*	1,051,664	4,185,623
Vivus, Inc.*(a)	166,000	1,826,000
Zogenix, Inc.*(a)	2,238,259	4,028,866

		90,492,312

Real Estate — 0.9%
Countrywide PLC (United Kingdom)	236,800	1,403,249
LPS Brasil Consultoria de Imoveis SA (Brazil)	297,100	5,288,476

		6,691,725

Real Estate Investment Trusts — 1.3%
Aviv REIT, Inc.*	47,259	1,137,052

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Concentradora Fibra Hotelera Mexicana SA de CV (Mexico)	2,245,398	$3,750,374
Fibra Uno Administracion SA de CV (Mexico)	837,961	2,764,607
TF Administradora Industrial S de RL de CV (Mexico)	764,100	1,701,856

		9,353,889

Restaurants — 2.6%
Buffalo Wild Wings, Inc.*(a)	46,300	4,052,639
International Meal Co. Holdings SA (Brazil)	1,129,480	14,498,929

		18,551,568

Retail & Merchandising — 8.4%
Arezzo Industria e Comercio SA (Brazil)	571,400	11,429,414
Bloomin’ Brands, Inc.(a)	187,900	3,357,773
Del Frisco’s Restaurant Group, Inc.	379,000	6,291,400
Dick’s Sporting Goods, Inc.	156,000	7,378,800
Gordmans Stores, Inc.*	52,600	615,946
Moleskine SpA (Italy)	1,539,441	4,538,679
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	124,400	10,671,032
Salvatore Ferragamo Italia SpA (Italy)	335,400	9,277,973
Ulta Salon Cosmetics & Fragrance, Inc.*	75,700	6,144,569

		59,705,586

Savings & Loan — 0.7%
EverBank Financial Corp.	322,900	4,972,660

Semiconductors — 4.5%
Microsemi Corp.*	378,116	8,760,948
Mindspeed Technologies, Inc.*(a)	1,621,464	5,399,475
Nova Measuring Instruments Ltd. (Israel)*	693,900	6,245,100
Peregrine Semiconductor Corp.*(a)	216,300	2,113,251
RDA Microelectronics, Inc. (Cayman Islands), ADR	813,942	7,528,963
Vitesse Semiconductor Corp.*	707,300	1,527,768

		31,575,505

Software — 2.6%
Fleetmatics Group PLC (Ireland)	269,100	6,525,675
inContact, Inc.*	194,872	1,576,514
ServiceNow, Inc.(a)	111,000	4,018,200
Synchronoss Technologies, Inc.*	214,400	6,652,832

		18,773,221

Telecommunications — 2.6%
CalAmp Corp.*	140,535	1,541,669
Gilat Satellite Networks Ltd. (Israel)*	777,900	4,426,251
IPG Photonics Corp.(a)	80,116	5,320,504
Linx SA (Brazil)*	129,000	2,027,485
tw telecom, Inc.*	189,630	4,776,780

		18,092,689

Transportation — 4.4%
Aramex PJSC (United Arab Emirates)	17,395,000	10,608,440
DSV A/S (Denmark)	288,200	6,961,712
Old Dominion Freight Line, Inc.*	103,342	3,947,664
Ryder System, Inc.	159,732	9,543,987

		31,061,803

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

			Shares	Value
COMMON STOCKS (Continued)
Transportation Services — 0.6%
Echo Global Logistics, Inc.*			192,666	$4,261,772

TOTAL COMMON STOCKS (cost $613,073,617)				696,035,718

			Units
WARRANTS*(l) — 0.2%
Energy–Alternate Sources
Syntroleum Corp., expiring 07/16/16			615,342	36,920

Medical Supplies & Equipment
Corcept Therapeutics, Inc., expiring 03/29/15			43,135	12,941

Pharmaceuticals — 0.2%
Alexza Pharmaceuticals, Inc., expiring 02/23/17			1,375,000	371,250
Dynavax Technologies Corp., expiring 04/16/15			173,656	208,387
Threshold Pharmaceuticals, Inc., expiring 10/05/14			90,745	270,420
Zogenix, Inc., expiring 07/24/17			850,500	382,725

				1,232,782

TOTAL WARRANTS (cost $38,442)				1,282,643

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CONVERTIBLE BOND — 0.2%
Metals & Mining
Silver Standard Resources, Inc. (Canada),
Sr. Unsec’d. Notes, 144A (cost $1,410,000)
2.875%	02/01/33	NR	1,410	1,255,781

TOTAL LONG-TERM INVESTMENTS (cost $614,522,059)				698,574,142

			Shares
SHORT-TERM INVESTMENT — 19.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $137,840,192; includes $128,706,914 of cash collateral for securities on loan)(b)(w)			137,840,192	137,840,192

TOTAL INVESTMENTS — 118.1% (cost $752,362,251)				836,414,334
Liabilities in excess of other assets — (18.1)%				(127,967,797)

NET ASSETS — 100.0%				$708,446,537

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
NR	Non Rated by Moody’s or Standard & Poor’s
OTC	Over-The-Counter
PIPE	Private Investment In Public Equity
REIT	Real Estate Investment Trust
TSX	Toronto Stock Exchange
DKK	Danish Krone
GBP	British Pound
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $123,868,551; cash collateral of $128,706,914 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013.

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound, Expiring 04/04/13	Bank of New York Mellon	GBP	489	$741,959	$742,354	$(395)
Danish Krone, Expiring 04/03/13	Bank of New York Mellon	DKK	263	45,353	45,218	135

				$787,312	$787,572	$(260)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$685,511,626	$9,770,612	$753,480
Warrants	—	899,918	382,725
Convertible Bond	—	1,255,781	—
Affiliated Money Market Mutual Fund	137,840,192	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	(260)	—

Total	$823,351,818	$11,926,051	$1,136,205

Fair value of Level 2 investments at 12/31/12 was $52,427,816. Of that amount $50,636,421, were classified as Level 2 investments as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $46,690,818 was transferred from Level 2 into Level 1 at 03/31/13 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.2%
COMMON STOCKS — 70.8%
Advertising — 0.1%
WPP PLC (United Kingdom)	126,603	$2,017,937

Aerospace & Defense — 1.5%
BE Aerospace, Inc.*	74,120	4,468,695
Boeing Co. (The)	92,390	7,931,681
Finmeccanica SpA (Italy)*	277,000	1,331,526
M/A-COM Technology Solutions Holdings, Inc.*	67,630	1,086,814
Rolls-Royce Holdings PLC (United Kingdom)	53,300	915,153
Safran SA (France)	9,570	426,842
Triumph Group, Inc.	60,230	4,728,055
United Technologies Corp.	127,230	11,887,099

		32,775,865

Airlines — 0.3%
China Eastern Airlines Corp. Ltd. (China) (Class H Stock)*	946,200	413,053
Copa Holdings SA (Panama) (Class A Stock)	38,900	4,652,829
Deutsche Lufthansa AG (Germany)	28,010	547,009

		5,612,891

Apparel & Textile — 0.4%
Coach, Inc.	102,440	5,120,976
Shenzhou International Group Holdings Ltd. (Cayman Islands)	34,000	95,711
Under Armour, Inc. (Class A Stock)*(a)	86,450	4,426,240

		9,642,927

Auto Parts & Equipment — 0.2%
Aisin Seiki Co. Ltd. (Japan)	25,800	951,027
Bridgestone Corp. (Japan)	56,000	1,884,290
Denso Corp. (Japan)	4,000	169,954
NHK Spring Co. Ltd. (Japan)	10,500	109,932
Nokian Renkaat OYJ (Finland)	16,100	716,133
Sumitomo Rubber Industries Ltd. (Japan)	6,800	114,161

		3,945,497

Automobile Manufacturers — 0.7%
Bayerische Motoren Werke AG (Germany)	19,104	1,648,324
Daihatsu Motor Co. Ltd. (Japan)	11,000	228,900
Daimler AG (Germany)	20,918	1,138,113
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	388,000	546,934
Fuji Heavy Industries Ltd. (Japan)	66,000	1,046,888
Great Wall Motor Co. Ltd. (China) (Class H Stock)	205,500	699,391
Hino Motors Ltd. (Japan)	6,000	65,140
Honda Motor Co. Ltd. (Japan)	63,600	2,449,266
Hyundai Motor Co. (South Korea)	9,408	1,901,779
Maruti Suzuki India Ltd. (India)	6,986	165,049
Renault SA (France)	13,890	870,217
Toyota Motor Corp. (Japan)	63,000	3,248,644
Volvo AB (Sweden) (Class B Stock)	45,800	665,927

		14,674,572

Banks — 6.3%
Australia & New Zealand Banking Group Ltd. (Australia)	60,471	1,803,501

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Banco Bilbao Vizcaya Argentaria SA (Spain)	270,605	$2,345,923
Banco do Brasil SA (Brazil)	48,000	650,372
Banco Espirito Santo SA (Portugal)*	361,200	369,941
Banco Santander Chile (Chile), ADR	13,150	374,382
BanColombia SA (Colombia), ADR	5,667	358,438
Bangkok Bank PCL (Thailand)	57,600	445,977
Bangkok Bank PCL (Thailand), NVDR	46,600	354,600
Bank of China Ltd. (China) (Class H Stock)	2,739,000	1,274,352
Bank of East Asia Ltd. (Hong Kong)	13,600	53,805
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,177,000	1,063,832
Barclays PLC (United Kingdom)	272,585	1,205,888
BBCN Bancorp, Inc.	50,810	663,578
BNP Paribas SA (France)	51,839	2,660,659
Capital One Financial Corp.	202,810	11,144,409
China Construction Bank Corp. (China) (Class H Stock)	1,883,000	1,543,531
CIMB Group Holdings Bhd (Malaysia)	220,400	545,133
Citigroup, Inc.	316,860	14,017,886
Commonwealth Bank of Australia (Australia)	21,404	1,520,314
Credit Suisse Group AG (Switzerland)*	72,753	1,909,066
Danske Bank A/S (Denmark)*	61,820	1,105,371
DBS Group Holdings Ltd. (Singapore)	31,000	401,227
DNB ASA (Norway)	52,200	765,472
Erste Group Bank AG (Austria)*	22,600	629,516
FirstMerit Corp.(a)	290,430	4,800,808
Fukuoka Financial Group, Inc. (Japan)	17,000	85,239
Guaranty Trust Bank PLC (Nigeria), GDR	34,180	281,329
Hancock Holding Co.	35,790	1,106,627
Hang Seng Bank Ltd. (Hong Kong)	5,400	86,764
HDFC Bank Ltd. (India)	74,512	858,685
HSBC Holdings PLC (United Kingdom)	394,631	4,212,363
Huntington Bancshares, Inc.	1,151,850	8,512,171
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	1,108,000	779,253
Intesa Sanpaolo SpA (Italy)	916,825	1,342,119
JPMorgan Chase & Co.	400,930	19,028,138
Kasikornbank PCL (Thailand)	118,000	844,851
KBC Groep NV (Belgium)	22,324	768,915
Komercni Banka A/S (Czech Republic)	3,850	735,036
Lloyds Banking Group PLC (United Kingdom)*	3,276,300	2,423,883
M&T Bank Corp.(a)	57,030	5,883,215
Mitsubishi UFJ Financial Group, Inc. (Japan)	537,600	3,243,468
National Australia Bank Ltd. (Australia)	79,255	2,557,244
PNC Financial Services Group, Inc.	166,230	11,054,295
Regions Financial Corp.	577,740	4,731,691
Sberbank of Russia (Russia)*	200,520	636,240
Sberbank of Russia (Russia), ADR	54,856	699,414
SCBT Financial Corp.	3,600	181,440
Security Bank Corp. (Philippines)	109,630	489,136
Shinsei Bank Ltd. (Japan)	341,000	783,581
Societe Generale SA (France)*	56,650	1,861,174
Sumitomo Mitsui Financial Group, Inc. (Japan)	76,600	3,142,504
Suruga Bank Ltd. (Japan)	6,000	96,418
SVB Financial Group*(a)	50,120	3,555,513
Swedbank AB (Sweden) (Class A Stock)	23,500	534,439
Turkiye Halk Bankasi A/S (Turkey)	56,800	607,461

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
UBS AG (Switzerland)*	155,040	$2,376,311
Westpac Banking Corp. (Australia)	55,063	1,772,011
Wing Hang Bank Ltd. (Hong Kong)	10,550	112,312

		137,391,221

Beverages — 1.8%
Anheuser-Busch InBev NV (Belgium)	33,306	3,298,068
Anheuser-Busch InBev NV (Belgium), ADR(a)	123,100	12,254,605
Cia Cervecerias Unidas SA (Chile)	10,567	175,677
Coca-Cola Amatil Ltd. (Australia)	9,516	144,697
Coca-Cola Icecek A/S (Turkey)	8,800	249,268
Constellation Brands, Inc. (Class A Stock)*	104,320	4,969,805
DE Master Blenders 1753 NV (Netherlands)	26,500	409,328
Diageo PLC (United Kingdom)	45,004	1,418,919
Fomento Economico Mexicano SAB de CV (Mexico)	51,900	583,943
PepsiCo, Inc.	179,410	14,193,125
Pernod-Ricard SA (France)	7,750	965,720
Treasury Wine Estates Ltd. (Australia)	82,028	487,628

		39,150,783

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc.*	45,760	4,216,326
Amarin Corp. PLC (United Kingdom), ADR*(a)	108,100	801,021
Biogen Idec, Inc.*	43,510	8,393,514
Charles River Laboratories International, Inc.*	18,710	828,292
Coronado Biosciences, Inc.(a)	188,290	1,830,179
CSL Ltd. (Australia)	7,057	436,203
Gilead Sciences, Inc.*	211,470	10,347,227
Repligen Corp.*	7,770	53,691
Sunesis Pharmaceuticals, Inc.*(a)	189,090	1,034,322
Vical, Inc.*	290,070	1,154,479

		29,095,254

Building Materials — 0.6%
Asahi Glass Co. Ltd. (Japan)	88,000	612,952
China National Building Material Co. Ltd. (China) (Class H Stock)	482,000	609,493
Daikin Industries Ltd. (Japan)	3,500	137,742
Daiwa House Industry Co. Ltd. (Japan)	3,000	58,676
Eagle Materials, Inc.	47,220	3,146,268
Fletcher Building Ltd. (New Zealand)	7,294	52,434
Fortune Brands Home & Security, Inc.*(a)	86,030	3,220,103
HeidelbergCement AG (Germany)	27,150	1,951,019
LIXIL Group Corp. (Japan)	22,100	440,932
Martin Marietta Materials, Inc.(a)	30,610	3,122,832
Rinnai Corp. (Japan)	2,800	199,620
Semen Indonesia Persero Tbk PT (Indonesia)	91,500	167,140

		13,719,211

Chemicals — 2.3%
Albemarle Corp.	83,550	5,223,546
Arkema SA (France)	3,700	336,601
Ashland, Inc.	37,570	2,791,451
BASF SE (Germany)	24,798	2,171,717
CF Industries Holdings, Inc.	17,540	3,339,090
Croda International PLC (United Kingdom)	13,800	575,166

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Incitec Pivot Ltd. (Australia)	205,023	$662,667
Innophos Holdings, Inc.	47,730	2,604,149
Innospec, Inc.	60,360	2,672,741
Lanxess AG (Germany)	5,260	372,998
LG Chem Ltd. (South Korea)	2,535	608,174
Lonza Group AG (Switzerland)*	15,009	973,933
LyondellBasell Industries NV (Netherlands) (Class A Stock)	88,400	5,594,836
Mexichem SAB de CV (Mexico)	168,500	903,791
Mitsubishi Gas Chemical Co., Inc. (Japan)	36,000	238,429
Nippon Shokubai Co. Ltd. (Japan)	90,000	794,078
Nitto Denko Corp. (Japan)	12,900	776,738
PPG Industries, Inc.	40,730	5,455,376
Praxair, Inc.	79,560	8,874,122
Rockwood Holdings, Inc.	46,430	3,038,379
Shin-Etsu Chemical Co. Ltd. (Japan)	14,200	941,783
Syngenta AG (Switzerland)	3,175	1,324,450

		50,274,215

Commercial Services — 1.5%
Adecco SA (Switzerland)*	11,809	646,864
EcoRodovias Infrastructura e Logistica SA (Brazil)	27,700	237,830
ExlService Holdings, Inc.*	96,410	3,169,961
FleetCor Technologies, Inc.*	95,470	7,319,685
Global Payments, Inc.	84,150	4,178,889
Mastercard, Inc. (Class A Stock)	15,430	8,349,636
Multi-Color Corp.	29,870	770,347
Park24 Co. Ltd. (Japan)	12,000	234,934
Qualicorp SA (Brazil)*	39,000	391,592
Randstad Holding NV (Netherlands)	26,600	1,089,068
Total System Services, Inc.(a)	241,930	5,995,026
Transurban Group (Australia)	28,599	190,160

		32,573,992

Computers — 1.4%
Accenture PLC (Ireland) (Class A Stock)	95,300	7,239,941
Apple, Inc.	41,430	18,338,161
Itochu Techno-Solutions Corp. (Japan)	2,500	123,771
NCR Corp.*	150,590	4,150,260
Tata Consultancy Services Ltd. (India)	6,456	187,447

		30,039,580

Construction & Engineering — 0.7%
Cheung Kong Infrastructure Holdings Ltd. (Bermuda)	25,000	171,798
D.R. Horton, Inc.(a)	181,080	4,400,244
Daelim Industrial Co. Ltd. (South Korea)	6,018	497,607
JGC Corp. (Japan)	5,000	128,325
KBR, Inc.	77,780	2,495,182
Larsen & Toubro Ltd. (India)	17,162	432,598
Monadelphous Group Ltd. (Australia)	3,706	87,931
Sekisui House Ltd. (Japan)	12,000	163,063
SembCorp Industries Ltd. (Singapore)	251,000	1,053,903
Toll Brothers, Inc.*	126,180	4,320,403
Vinci SA (France)	19,080	859,569

		14,610,623

Consumer Products & Services — 0.8%
Procter & Gamble Co. (The)	216,670	16,696,590

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging — 0.1%
Nampak Ltd. (South Africa)	231,400	$807,797
Rock-Tenn Co. (Class A Stock)	25,210	2,339,236

		3,147,033

Cosmetics/Personal Care — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	140,230	8,978,927
LG Household & Health Care Ltd. (South Korea)	836	459,559

		9,438,486

Distribution/Wholesale — 0.3%
Aygaz AS (Turkey)	58,800	350,987
ITOCHU Corp. (Japan)	16,400	201,512
Mitsubishi Corp. (Japan)	41,200	775,955
Samsung C&T Corp. (South Korea)	5,400	334,255
WESCO International, Inc.*(a)	56,240	4,083,586

		5,746,295

Diversified Financial Services — 3.7%
Aberdeen Asset Management PLC (United Kingdom)	64,700	421,942
Ameriprise Financial, Inc.	140,230	10,327,939
BM&FBOVESPA SA (Brazil)	32,000	215,207
COSCO Pacific Ltd. (Bermuda)	140,000	202,711
Daiwa Securities Group, Inc. (Japan)	45,000	318,989
DFC Global Corp.*	293,190	4,878,682
DGB Financial Group, Inc. (South Korea)	18,740	284,112
FXCM, Inc. (Class A Stock)	254,410	3,480,329
Hana Financial Group, Inc. (South Korea)	12,600	446,718
Housing Development Finance Corp. (India)	46,984	715,901
Interactive Brokers Group, Inc. (Class A Stock)	229,200	3,417,372
Invesco Ltd. (Bermuda)	493,200	14,283,072
Investment Technology Group, Inc.*	86,750	957,720
KB Financial Group, Inc. (South Korea)	9,353	312,448
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	70,100	367,337
NASDAQ OMX Group, Inc. (The)	448,680	14,492,364
Nationstar Mortgage Holdings, Inc.*(a)	126,850	4,680,765
Nomura Holdings, Inc. (Japan)	288,800	1,795,684
ORIX Corp. (Japan)	183,700	2,345,475
Partners Group Holding AG (Switzerland)	1,920	473,882
Raymond James Financial, Inc.	254,120	11,714,932
Shriram Transport Finance Co. Ltd. (India)	38,683	495,058
Walter Investment Management Corp.*	88,730	3,305,193

		79,933,832

Electric Utilities — 1.8%
American Electric Power Co., Inc.	151,670	7,375,712
China Resources Power Holdings Co. Ltd. (Hong Kong)	224,000	670,975
Edison International	225,340	11,339,109
EDP - Energias de Portugal SA (Portugal)	376,672	1,159,779
Enel SpA (Italy)	312,539	1,020,002
Fortum Oyj (Finland)	29,300	590,417
IBERDROLA SA (Spain)	245,282	1,142,272
ITC Holdings Corp.	29,230	2,609,070
Korea Electric Power Corp. (South Korea)*	16,530	451,271
NRG Energy, Inc.	76,410	2,024,101
OGE Energy Corp.	54,630	3,823,007

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Portland General Electric Co.	117,390	$3,560,439
Spark Infrastructure Group (Australia)	52,990	91,759
UNS Energy Corp.	55,910	2,736,235

		38,594,148

Electronic Components & Equipment — 0.8%
AMETEK, Inc.	80,105	3,473,353
Hitachi Ltd. (Japan)	260,000	1,517,885
Hon Hai Precision Industry Co. Ltd. (Taiwan)	244,400	680,169
Keyence Corp. (Japan)	1,100	337,963
Legrand SA (France)	12,710	554,266
Mitsubishi Electric Corp. (Japan)	29,000	235,914
Murata Manufacturing Co. Ltd. (Japan)	3,800	287,317
Nexans SA (France)	8,060	370,290
Omron Corp. (Japan)	7,600	192,243
Schneider Electric SA (France)	27,042	1,975,842
Taiyo Yuden Co. Ltd. (Japan)	50,200	639,996
Thermo Fisher Scientific, Inc.	84,070	6,430,514
Toshiba Corp. (Japan)	147,000	749,624
TPK Holding Co. Ltd. (Cayman Islands)	44,000	880,887
Yokogawa Electric Corp. (Japan)	6,600	66,238

		18,392,501

Entertainment & Leisure — 0.2%
Regal Entertainment Group (Class A Stock)(a)	219,210	3,654,231
Tatts Group Ltd. (Australia)	87,566	289,582

		3,943,813

Environmental Control — 0.1%
Waste Connections, Inc.(a)	56,910	2,047,622

Financial–Bank & Trust
Suncorp Group Ltd. (Australia)	36,228	447,110

Foods — 1.1%
Ajinomoto Co., Inc. (Japan)	6,000	88,222
Cosan SA Industria e Comercio (Brazil)	24,000	536,355
Dairy Crest Group PLC (United Kingdom)	101,622	661,802
Hillshire Brands Co.	69,910	2,457,337
Kraft Foods Group, Inc.	95,740	4,933,482
M Dias Branco SA (Brazil)	15,700	625,436
Magnit OJSC (Russia)	3,180	613,511
Nestle SA (Switzerland)	86,186	6,232,665
Orion Corp. (South Korea)	483	472,758
Tesco PLC (United Kingdom)	468,000	2,713,223
Unilever NV (Netherlands), CVA	11,500	471,059
Unilever PLC (United Kingdom)	6,800	287,651
United Natural Foods, Inc.*	67,530	3,322,476

		23,415,977

Hand/Machine Tools — 0.2%
Regal-Beloit Corp.	37,800	3,082,968
Sandvik AB (Sweden)	49,600	762,661

		3,845,629

Healthcare Products — 0.9%
Boston Scientific Corp.*	283,640	2,215,228
Bruker Corp.*	271,810	5,191,571
Fresenius SE & Co. KGaA (Germany)	5,730	707,252
Genomic Health, Inc.*(a)	38,780	1,096,698

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Products (cont’d.)
Hengan International Group Co. Ltd. (Cayman Islands)	42,500	$416,942
Nihon Kohden Corp. (Japan)	5,600	197,841
NuVasive, Inc.*	131,550	2,803,331
Sysmex Corp. (Japan)	5,300	322,916
Tecan Group AG (Switzerland)	5,790	542,832
Techne Corp.	31,890	2,163,737
Teleflex, Inc.(a)	21,710	1,834,712
Thoratec Corp.*	73,980	2,774,250

		20,267,310

Healthcare Services — 0.5%
Ain Pharmaciez, Inc. (Japan)	2,600	140,309
HCA Holdings, Inc.	200,550	8,148,347
Ramsay Health Care Ltd. (Australia)	6,080	204,641
Universal Health Services, Inc. (Class B Stock)	42,580	2,719,585

		11,212,882

Holding Companies — 0.2%
Alfa SAB de CV (Mexico) (Class A Stock)	204,400	499,108
Alliance Global Group, Inc. (Philippines)	764,300	396,268
AVI Ltd. (South Africa)	76,700	448,007
Bidvest Group Ltd. (South Africa)	26,900	709,002
Drax Group PLC (United Kingdom)	58,000	538,906
GEA Group AG (Germany)	18,253	601,554
Hutchison Whampoa Ltd. (Hong Kong)	22,000	230,014
IJM Corp. Bhd (Malaysia)	185,000	329,557
Jardine Matheson Holdings Ltd. (Bermuda) .	6,400	416,640
Melco International Development Ltd. (Hong Kong)	157,000	273,084
Seven Group Holdings Ltd. (Australia)	14,567	150,886
Wharf Holdings Ltd. (The) (Hong Kong)	16,000	143,091

		4,736,117

Home Furnishings
Sharp Corp. (Japan)	131,000	374,810
Skyworth Digital Holdings Ltd. (Bermuda)	206,000	138,801

		513,611

Hotels, Restaurants & Leisure
Galaxy Entertainment Group Ltd. (Hong Kong) (Class L Stock)*	9,000	37,741

Household Products — 0.3%
Jarden Corp.*	83,405	3,573,904
Reckitt Benckiser Group PLC (United Kingdom)	30,100	2,157,808
Samsonite International SA (Luxembourg)	64,200	160,447

		5,892,159

Insurance — 2.2%
Aegon NV (Netherlands)	276,956	1,665,386
AIA Group Ltd. (Hong Kong)	186,600	820,429
Allianz SE (Germany)	10,966	1,489,319
Aviva PLC (United Kingdom)	283,600	1,276,379
AXA SA (France)	51,490	885,096
AXIS Capital Holdings Ltd. (Bermuda)	150,300	6,255,486
Berkshire Hathaway, Inc. (Class B Stock)*	114,580	11,939,236
Cathay Financial Holding Co. Ltd. (Taiwan)	283,000	390,426
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	57,400	189,580

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Discovery Ltd. (South Africa)	74,100	$630,494
Hartford Financial Services Group, Inc. (The)	253,070	6,529,206
ING Groep NV (Netherlands), CVA*	207,600	1,473,467
Insurance Australia Group Ltd. (Australia)	96,933	578,267
Korean Reinsurance Co. (South Korea)	44,156	455,051
Platinum Underwriters Holdings Ltd. (Bermuda)	71,900	4,012,739
Prudential PLC (United Kingdom)	70,261	1,136,978
QBE Insurance Group Ltd. (Australia)	70,666	999,037
Reinsurance Group of America, Inc.	44,580	2,660,089
StanCorp Financial Group, Inc.	65,510	2,801,208
Suncorp Group Ltd. (Australia)	66,828	824,762
T&D Holdings, Inc. (Japan)	10,300	123,363
Tokio Marine Holdings, Inc. (Japan)	59,500	1,721,357

		48,857,355

Internet — 2.2%
Amazon.com, Inc.*	37,090	9,884,114
Cogent Communications Group, Inc.	17,360	458,304
eBay, Inc.*	103,650	5,619,903
ExactTarget, Inc.*	110,950	2,581,807
Google, Inc. (Class A Stock)*	11,960	9,496,599
Internet Initiative Japan, Inc. (Japan)	1,800	60,853
kabu.com Securities Co. Ltd. (Japan)	14,200	86,738
Kakaku.com, Inc. (Japan)	12,200	307,147
Rakuten, Inc. (Japan)	19,200	196,362
SBI Holdings, Inc. (Japan)	9,900	87,916
Sourcefire, Inc.*(a)	176,120	10,431,587
Symantec Corp.*	245,970	6,070,540
Tencent Holdings Ltd. (Cayman Islands)	31,600	1,010,714
Yahoo! Japan Corp. (Japan)	1,455	671,223

		46,963,807

Lodging — 0.3%
Crown Ltd. (Australia)	19,057	245,027
Las Vegas Sands Corp.	116,480	6,563,648
Sands China Ltd. (Cayman Islands)	82,000	426,682

		7,235,357

Machinery & Equipment — 1.1%
Alstom SA (France)	26,639	1,084,177
Cummins, Inc.	53,560	6,202,784
Flowserve Corp.	40,600	6,809,026
IDEX Corp.	54,400	2,906,048
Komatsu Ltd. (Japan)	7,100	169,813
Kubota Corp. (Japan)	20,000	290,217
Mitsubishi Heavy Industries Ltd. (Japan)	85,000	491,765
Nordson Corp.	76,050	5,015,497
Sumitomo Heavy Industries Ltd. (Japan)	183,000	726,686

		23,696,013

Manufacturing — 2.4%
Aptargroup, Inc.	63,050	3,615,917
Carlisle Cos., Inc.	67,650	4,585,993
Colfax Corp.*	71,300	3,318,302
Danaher Corp.	147,860	9,189,499
Eaton Corp. PLC (Ireland)	104,000	6,370,000
General Electric Co.	422,600	9,770,512
IMI PLC (United Kingdom)	20,000	393,539
Ingersoll-Rand PLC (Ireland)	116,100	6,386,661

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Manufacturing (cont’d.)
Konica Minolta Holdings, Inc. (Japan)	53,000	$388,663
Orkla ASA (Norway)	78,100	624,452
Siemens AG (Germany)	13,997	1,507,676
Smiths Group PLC (United Kingdom)	38,000	725,784
SPX Corp.	54,860	4,331,746

		51,208,744

Marine
Samsung Heavy Industries Co. Ltd. (South Korea)	13,850	440,287

Media — 1.5%
Comcast Corp. (Class A Stock)	264,690	11,119,627
Media Nusantara Citra Tbk PT (Indonesia)	1,878,000	547,513
Naspers Ltd. (South Africa) (Class N Stock)	11,300	703,969
News Corp. (Class A Stock)	316,000	9,644,320
News Corp. (Class B Stock)	17,813	538,945
Seven West Media Ltd. (Australia)	383,509	806,687
Time Warner Cable, Inc.	67,250	6,460,035
Viacom, Inc. (Class B Stock)	59,800	3,681,886

		33,502,982

Metals & Mining — 1.5%
African Minerals Ltd. (Bermuda)*	278,100	974,003
AngloGold Ashanti Ltd. (South Africa)	17,100	399,991
ArcelorMittal (Luxembourg)	73,900	952,027
Assa Abloy AB (Sweden) (Class B Stock)	16,200	661,519
BHP Billiton Ltd. (Australia)	64,539	2,206,267
Compass Minerals International, Inc.	30,170	2,380,413
Fortescue Metals Group Ltd. (Australia)	150,994	625,119
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	133,766	540,308
Harmony Gold Mining Co. Ltd. (South Africa)	28,600	183,849
JFE Holdings, Inc. (Japan)	54,900	1,062,592
Kingsgate Consolidated Ltd. (Australia)	87,834	357,418
Kloeckner & Co. SE (Germany)*	37,369	529,313
MISUMI Group, Inc. (Japan)	13,400	370,807
National Grid PLC (United Kingdom), ADR	128,300	7,442,683
Newcrest Mining Ltd. (Australia)	4,711	98,621
NSK Ltd. (Japan)	173,000	1,320,562
POSCO (South Korea)	2,525	743,036
Precision Castparts Corp.	40,210	7,624,620
Rio Tinto Ltd. (Australia)	11,140	668,199
Rio Tinto PLC (United Kingdom)	54,300	2,545,326
Tata Steel Ltd. (India)	49,338	284,771
Vallourec SA (France)	13,530	650,381

		32,621,825

Office Equipment & Supplies — 0.1%
Canon, Inc. (Japan)	29,700	1,091,475
Ricoh Co. Ltd. (Japan)	106,000	1,157,251

		2,248,726

Oil, Gas & Consumable Fuels — 6.9%
Apache Corp.	39,490	3,047,048
Atmos Energy Corp.	193,380	8,255,392
Berry Petroleum Co. (Class A Stock)	49,400	2,286,726
BG Group PLC (United Kingdom)	167,178	2,867,883
BP PLC (United Kingdom)	356,676	2,492,445
Centrica PLC (United Kingdom)	144,500	807,328

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
China Oilfield Services Ltd. (China) (Class H Stock)	306,000	$643,142
China Petroleum & Chemical Corp. (China) (Class H Stock)	720,000	844,348
CNOOC Ltd. (Hong Kong)	391,000	751,856
Concho Resources, Inc.*	24,840	2,420,161
Diamondback Energy, Inc.	95,090	2,552,216
Eni SpA (Italy)	116,100	2,608,872
Ensco PLC (United Kingdom) (Class A Stock)	65,822	3,949,320
EQT Corp.	168,310	11,403,003
Eurasia Drilling Co. Ltd. (Cayman Islands), GDR	8,200	291,100
Exxon Mobil Corp.	227,250	20,477,498
FMC Technologies, Inc.*	99,660	5,420,507
Forum Energy Technologies, Inc.*(a)	119,350	3,432,506
Gazprom OAO (Russia) (OTC), ADR	68,952	586,092
Gazprom OAO (Russia) (RTS), ADR	16,940	72,587
Geospace Technologies Corp.*	17,330	1,870,254
Kunlun Energy Co. Ltd. (Bermuda)	184,000	392,014
Lukoil OAO (Russia)	2,060	132,170
Lukoil OAO (Russia), ADR	16,090	1,037,805
Marathon Petroleum Corp.	102,705	9,202,368
Occidental Petroleum Corp.	136,760	10,717,881
Oil Search Ltd. (Papua New Guinea)	43,625	339,316
Oil States International, Inc.*	36,540	2,980,568
Osaka Gas Co. Ltd. (Japan)	13,000	56,850
Pacific Drilling SA (Luxembourg)*	167,100	1,687,710
PetroChina Co. Ltd. (China) (Class H Stock)	252,000	331,850
Petroleo Brasileiro SA (Brazil)	81,100	673,442
Phillips 66	120,470	8,429,286
PTT Exploration & Production PCL (Thailand)	38,300	194,214
Repsol SA (Spain)	41,936	852,030
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XEQT)	43,841	1,415,622
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XLON)	94,785	3,066,221
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	49,032	1,627,869
Saipem SpA (Italy)	14,686	451,619
Schlumberger Ltd. (Netherlands)	298,100	22,324,709
Snam SpA (Italy)	86,700	395,202
Surgutneftegas OAO (Russia)	616,450	551,988
Total SA (France)	33,690	1,613,200
Tupras Turkiye Petrol Rafinerileri A/S (Turkey)	14,900	448,820
Western Refining, Inc.(a)	110,090	3,898,287

		149,901,325

Paper & Forest Products
China Forestry Holdings Co. Ltd. (Cayman Islands)*	878,000	—

Pharmaceuticals — 4.8%
AbbVie, Inc.	183,050	7,464,779
Allergan, Inc.	70,030	7,817,449
AstraZeneca PLC (United Kingdom)	26,630	1,335,081
Bayer AG (Germany)	23,067	2,379,379
BioMarin Pharmaceutical, Inc.*	48,850	3,041,401
Dr. Reddy’s Laboratories Ltd. (India)	24,782	805,275

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Elan Corp. PLC (Ireland), ADR*	339,700	$4,008,460
Express Scripts Holding Co.*	98,980	5,706,197
GlaxoSmithKline PLC (United Kingdom)	102,500	2,396,126
Medivation, Inc.*	43,800	2,048,526
Mitsubishi Tanabe Pharma Corp. (Japan)	123,400	1,892,160
Novartis AG (Switzerland)	27,799	1,975,185
Novo Nordisk A/S (Denmark) (Class B Stock)	8,802	1,430,075
Onyx Pharmaceuticals, Inc.*	143,320	12,735,415
Pfizer, Inc.	649,880	18,755,537
Roche Holding AG (Switzerland)	21,276	4,953,119
Rohto Pharmaceutical Co. Ltd. (Japan)	7,000	97,336
Sanofi (France)	45,802	4,654,059
Ship Healthcare Holdings, Inc. (Japan)	9,200	325,535
Sino Biopharmaceutical Ltd. (Cayman Islands)	580,000	405,736
Swedish Orphan Biovitrum AB (Sweden)*	26,500	170,389
Synta Pharmaceuticals Corp.*(a)	197,740	1,700,564
Theravance, Inc.*(a)	26,410	623,804
UCB SA (Belgium)	3,900	248,962
Valeant Pharmaceuticals International, Inc. (Canada)*	131,700	9,880,134
Warner Chilcott PLC (Ireland) (Class A Stock)	558,100	7,562,255

		104,412,938

Real Estate — 0.3%
CapitaMalls Asia Ltd. (Singapore)	122,000	202,406
Cheung Kong Holdings Ltd. (Hong Kong)	62,000	918,485
China Resources Land Ltd. (Cayman Islands)	148,000	414,979
Country Garden Holdings Co. Ltd. (Cayman Islands)*	157,000	78,723
Daito Trust Construction Co. Ltd. (Japan)	1,000	85,815
Ez Tec Empreendimentos e Participacoes SA (Brazil)	24,100	322,248
Global Logistic Properties Ltd. (Singapore)	83,000	176,264
Hongkong Land Holdings Ltd. (Bermuda)	13,000	96,330
Hysan Development Co. Ltd. (Hong Kong)	45,000	227,811
KWG Property Holding Ltd. (Cayman Islands)	705,500	443,277
Lend Lease Group (Australia)	23,217	247,672
Mitsui Fudosan Co. Ltd. (Japan)	83,000	2,370,258
New World Development Co. Ltd. (Hong Kong)	760,781	1,292,985
Shimao Property Holdings Ltd. (Cayman Islands)	28,500	54,950
Sun Hung Kai Properties Ltd. (Hong Kong)	9,000	121,450

		7,053,653

Real Estate Investment Trusts — 1.5%
American Campus Communities, Inc.	119,790	5,431,278
American Tower Corp.	102,100	7,853,532
Charter Hall Retail REIT (Australia)	126,507	515,914
Daiwa Office Investment Corp. (Japan)	12	64,018
Douglas Emmett, Inc.	273,280	6,812,870
Extra Space Storage, Inc.	93,570	3,674,494
Goodman Group (Australia)	109,265	546,166
Link REIT (The) (Hong Kong)	25,000	136,352
Mirvac Group (Australia)	197,207	333,684

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Nomura Real Estate Office Fund, Inc. (Japan), REIT	102	$751,781
Post Properties, Inc.	57,390	2,703,069
Redwood Trust, Inc.	180,400	4,181,672
Westfield Group (Australia)	37,304	422,656

		33,427,486

Retail & Merchandising — 6.0%
ABC-Mart, Inc. (Japan)	3,100	118,237
Advance Auto Parts, Inc.	96,300	7,959,195
Almacenes Exito SA (Colombia)	10,870	196,500
Alsea SAB de CV (Mexico)*	49,500	142,191
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	10,229	802,760
CP ALL PCL (Thailand)	366,400	572,402
CVS Caremark Corp.	471,140	25,907,989
Dick’s Sporting Goods, Inc.	67,270	3,181,871
Don Quijote Co. Ltd. (Japan)	8,000	354,846
Fast Retailing Co. Ltd. (Japan)	1,200	383,744
Foot Locker, Inc.	105,860	3,624,646
Gap, Inc. (The)	186,340	6,596,436
Hennes & Mauritz AB (Sweden) (Class B Stock)	27,189	972,146
Home Depot, Inc. (The)	150,800	10,522,824
Inditex SA (Spain)	5,691	754,306
Kingfisher PLC (United Kingdom)	353,900	1,547,603
Nu Skin Enterprises, Inc. (Class A Stock)(a)	39,550	1,748,110
Papa John’s International, Inc.*	35,360	2,185,955
PetSmart, Inc.	155,070	9,629,847
PPR (France)	7,920	1,740,101
Sally Beauty Holdings, Inc.*	101,340	2,977,369
Seven & I Holdings Co. Ltd. (Japan)	44,800	1,486,445
Staples, Inc.	602,090	8,086,069
Starbucks Corp.	141,080	8,035,917
Sundrug Co. Ltd. (Japan)	4,200	186,731
Swatch Group AG (The) (Switzerland)	1,660	965,259
Tractor Supply Co.	37,020	3,854,893
Tsui Wah Holdings Ltd. (Cayman Islands)	82,000	41,578
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	83,090	6,744,415
Vitamin Shoppe, Inc.*	51,030	2,492,815
Wal-Mart Stores, Inc.	132,780	9,935,927
Wesfarmers Ltd. (Australia)	11,279	473,611
Woolworths Holdings Ltd. (South Africa)	59,875	459,710
Yamada Denki Co. Ltd. (Japan)	24,400	1,119,487
Yum! Brands, Inc.	82,330	5,922,820

		131,724,755

Semiconductors — 2.0%
Altera Corp.	95,260	3,378,872
ASML Holding NV (Netherlands)	11,299	759,958
Atmel Corp.*	781,430	5,438,753
Cavium, Inc.*(a)	54,830	2,127,952
Chipbond Technology Corp. (Taiwan)	250,000	567,710
Epistar Corp. (Taiwan)	202,000	362,337
Intel Corp.(a)	386,720	8,449,832
Maxim Integrated Products, Inc.	84,510	2,759,252
MediaTek, Inc. (Taiwan)	20,000	228,575
Monolithic Power Systems, Inc.	112,110	2,732,121
Novatek Microelectronics Corp. (Taiwan)	81,000	355,234
QUALCOMM, Inc.	120,300	8,054,085

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
Samsung Electronics Co. Ltd. (South Korea)	3,035	$4,136,797
Shinko Electric Industries Co. Ltd. (Japan)	72,700	606,844
SK Hynix, Inc. (South Korea)*	17,310	458,297
STMicroelectronics NV (Netherlands)	85,700	656,932
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	601,000	2,012,903

		43,086,454

Software — 2.5%
Adobe Systems, Inc.*	120,120	5,226,421
Amadeus IT Holding SA (Spain) (Class A Stock)	25,400	686,183
Aspen Technology, Inc.*	83,020	2,680,716
Bottomline Technologies, Inc.*	102,990	2,936,245
Fidelity National Information Services, Inc.	157,570	6,242,923
Guidewire Software, Inc.*	177,450	6,821,178
Microsoft Corp.	582,070	16,653,023
Oracle Corp.	338,760	10,955,498
SAP AG (Germany)	17,022	1,363,733

		53,565,920

Telecommunications — 3.4%
ADTRAN, Inc.(a)	289,890	5,696,339
Alcatel-Lucent (France)*	460,280	620,102
America Movil SAB de CV (Mexico) (Class L Stock)	457,900	485,280
AT&T, Inc.	45,650	1,674,899
China Mobile Ltd. (Hong Kong)	81,000	859,118
Clearwire Corp. (Class A Stock)*	48,000	155,520
Empresa Nacional de Telecomunicaciones SA (Chile)	15,200	321,621
Far EasTone Telecommunications Co. Ltd. (Taiwan)	240,000	544,294
Frontier Communications Corp.(a)	199,550	794,209
Juniper Networks, Inc.*	593,530	11,004,046
KDDI Corp. (Japan)	9,400	393,032
Millicom International Cellular SA (Luxembourg), SDR	6,400	511,191
Mobile Telesystems OJSC (Russia), ADR	26,130	541,936
Motorola Solutions, Inc.	88,400	5,660,252
MTN Group Ltd. (South Africa)	30,600	537,371
Netgear, Inc.*(a)	97,610	3,270,911
NII Holdings, Inc.*	46,870	202,947
Palo Alto Networks, Inc.*(a)	95,360	5,397,376
SBA Communications Corp. (Class A Stock)*(a)	141,120	10,163,462
Singapore Telecommunications Ltd. (Singapore)	544,000	1,577,268
Softbank Corp. (Japan)	23,700	1,091,901
Sprint Nextel Corp.*	275,630	1,711,662
TDC A/S (Denmark)	243,000	1,867,077
Telecom Italia SpA (Italy)	693,700	489,961
Telefonica SA (Spain)	16,785	225,702
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	317,500	360,350
Telstra Corp. Ltd. (Australia)	32,561	153,105
Tim Participacoes SA (Brazil)	68,100	298,585
Total Access Communication PCL (Thailand)	96,200	316,126

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Tower Bersama Infrastructure Tbk PT (Indonesia)*	662,000	$412,667
Verizon Communications, Inc.	267,290	13,137,304
Vivendi SA (France)	84,887	1,753,517
Vodafone Group PLC (United Kingdom)	940,500	2,666,605

		74,895,736

Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	51,600	2,765,308
Imperial Tobacco Group PLC (United Kingdom)	52,990	1,851,063
Japan Tobacco, Inc. (Japan)	68,600	2,194,343

		6,810,714

Transportation — 1.2%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	70	546,386
East Japan Railway Co. (Japan)	5,700	469,206
FedEx Corp.	78,860	7,744,052
Genesee & Wyoming, Inc. (Class A Stock)*	30,840	2,871,512
Guangshen Railway Co. Ltd. (China) (Class H Stock)	400,000	196,253
SITC International Holdings Co. Ltd. (Cayman Islands)	1,445,000	547,988
Tidewater, Inc.(a)	49,100	2,479,550
Union Pacific Corp.	71,070	10,121,079

		24,976,026

Water Utilities — 0.1%
Aguas Andinas SA (Chile) (Class A Stock)	475,200	383,073
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	19,200	914,797

		1,297,870

TOTAL COMMON STOCKS (cost $1,396,882,162)		1,541,761,397

EXCHANGE TRADED FUND — 0.1%
iShares MSCI Emerging Markets Index Fund (cost $2,243,518)	55,000	2,352,900

PREFERRED STOCKS — 0.3%
Automobile Manufacturers — 0.1%
Volkswagen AG (Germany), (PRFC)	11,432	2,271,394

Banks — 0.1%
Banco Bradesco SA (Brazil), (PRFC)	41,470	699,598
Itau Unibanco Holding SA (Brazil), (PRFC)	66,100	1,174,966

		1,874,564

Beverages
Cia de Bebidas das Americas (Brazil), (PRFC)	21,300	897,852

Metals & Mining — 0.1%
Vale SA (Brazil), (PRFC A)	60,800	1,006,137

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil), (PRFC)	54,600	496,351

Paper & Forest Products
Klabin SA (Brazil), (PRFC),	90,400	618,250

TOTAL PREFERRED STOCKS (cost $7,030,476)		7,164,548

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) — 0.1%
Airlines — 0.1%
Delta Air Lines, Inc.,
Term Loan B
4.250%	04/20/17	Ba2	642	$648,498
Term Loan B-1
5.250%	10/18/18	Ba2	240	243,713
Term Loan B2
4.250%	04/15/16	Ba2	60	60,686
US Airways Group, Inc.,
Term Loan
2.705%	03/23/14	B2	222	221,446

				1,174,343

Building Materials
Equinox Term,
Term Loan B1
5.500%	11/16/19	B1	145	147,356

Commercial Services
UPC Broadband,
Term Loan AF
4.000%	01/31/21	NR	140	142,100

Electric Utilities
AES Corp. (The),
Term Loan B
5.000%	05/27/18	BB+(d)	105	105,337

Insurance
Asurion Corp.,
Term Loan
4.750%	08/13/19	B+(d)	95	101,769
Term Loan B-1
4.500%	05/24/19	B+(d)	190	194,601

				296,370

Internet
Go Daddy Operation Co. LLC,
Term B-1
4.250%	12/17/18	B(d)	170	170,347

Media
RCN Cable,
Term B
5.250%	02/28/20	B1	80	81,100

Metals & Mining
JMC Steel Group,
Term Loan
4.750%	04/01/17	B1	30	29,863

Oil, Gas & Consumable Fuels
Cheaspeake Enery,
Term Loan B
5.750%	12/02/17	Ba3	30	30,894

Pipelines
Crestwood Holdings LLC,
Term Loan B
9.750%	03/30/18	Caa1	61	62,663

Retail & Merchandising
General Nutrition Centers, Inc.,
Term Loan B
3.750%	03/02/18	Ba3	70	70,365

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Software
First Data Corp.,
Term Loan
4.204%	03/24/18	B1	55	$54,807

TOTAL BANK LOANS (cost $2,297,745)				2,365,545

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.0%
Banc of America Commercial Mortgage, Inc.,
Series 2006-3, Class A4
5.889%(c)	07/10/44	BBB+(d)	250	281,552
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2007-1, Class A4
5.451%	01/15/49	Aaa	500	567,568
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class A4
5.331%	02/11/44	Aaa	1,000	1,115,686
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.697%(c)	12/10/49	Aaa	1,000	1,162,846
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa	1,000	1,127,638
Series 2007-CD4, Class A4
5.322%	12/11/49	Aa3	1,148	1,304,911
Commercial Mortgage Trust,
Series 2006-GG7, Class A4
5.866%(c)	07/10/38	Aaa	745	841,082
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	493	552,124
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class A4
5.543%	12/10/49	A1	1,290	1,463,826
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444%	03/10/39	Aa3	3,398	3,873,360
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A4
5.560%	11/10/39	Aaa	500	566,900
Series 2007-EOP, Class A2, 144A
1.260%(c)	03/06/20	Aaa	210	210,327
Series 2013-NYC5, Class C
2.974%	01/10/30	A2	130	133,296
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2007-CB19, Class A4
5.714%(c)	02/12/49	Aa2	710	818,776
Series 2007-LD11, Class A4
5.807%(c)	06/15/49	A3	5,175	5,942,670
Series 2007-LDPX, Class A3
5.420%	01/15/49	Aaa	500	568,521
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A4
5.424%	02/15/40	A+(d)	1,000	1,139,474
Series 2007-C7, Class A3
5.866%(c)	09/15/45	AA-(d)	1,301	1,497,421
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa	230	257,301

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-5, Class A4
5.378%	08/12/48	Aa2	2,965	$3,353,809
Series 2007-6, Class A4
5.485%	03/12/51	Aa3	400	454,122
ML-CFC Commercial Mortgage Trust,
Series 2007-7, Class A4
5.729%(c)	06/12/50	Aa3	94	107,381
Morgan Stanley Capital I, Inc.,
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	A3	1,375	1,573,627
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C30, Class A5
5.342%	12/15/43	Aa3	3,980	4,503,756
Series 2007-C31, Class A4
5.509%	04/15/47	Aa2	1,480	1,675,330
Series 2007-C32, Class A3
5.732%(c)	06/15/49	A1	4,105	4,710,652
Series 2007-C33, Class A4
5.926%(c)	02/15/51	Aaa	1,517	1,739,061
Series 2007-C33, Class A5
5.926%(c)	02/15/51	Aaa	1,000	1,152,511

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $41,025,652)				42,695,528

CORPORATE BONDS — 8.1%
Advertising
MDC Partners, Inc. (Canada),
Gtd. Notes, 144A
6.750%	04/01/20	B3	165	166,650

Aerospace & Defense
GenCorp, Inc.,
Sec’d. Notes, 144A
7.125%	03/15/21	Ba3	40	42,200
TransDigm, Inc.,
Gtd. Notes, 144A
5.500%	10/15/20	B3	270	281,475
Triumph Group, Inc.,
Sr. Notes, 144A
4.875%	04/01/21	Ba3	225	227,250

				550,925

Airlines
Air Canada (Canada),
Sec’d. Notes, 144A
12.000%	02/01/16	Caa2	180	196,875
Continental Airlines 2012-1 Class B Pass-Through Trusts,
Pass-Through Certificates
6.250%	10/22/21	Ba2	115	120,750
Delta Air Lines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
6.875%	05/07/19	Ba3	140	147,875
UAL 2009-2A Pass-Through Trust,
Pass-Through Certificates
9.750%	01/15/18	Baa3	148	172,253

				637,753

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Apparel & Textile
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20	Ba3	385	$419,169

Auto Parts & Equipment
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	B2	180	184,500
TRW Automotive, Inc.,
Gtd. Notes, 144A
4.500%	03/01/21	Ba2	150	152,250

				336,750

Automobile Manufacturers — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	B1	580	635,825
8.250%	06/15/21	B1	185	206,506
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.625%	02/01/23	Ba3	430	446,663

				1,288,994

Banks — 1.3%
Ally Financial, Inc.,
Gtd. Notes
7.500%	09/15/20	B1	200	244,000
8.000%	03/15/20	B1	65	80,600
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17	Baa2	285	306,592
5.750%	12/01/17	Baa2	1,085	1,254,974
5.875%	01/05/21	Baa2	1,000	1,180,950
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23	Baa2	1,000	986,059
5.650%	05/01/18	Baa2	155	179,305
Bank of America NA,
Sub. Notes
5.300%	03/15/17	Baa1	315	352,951
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/17	Ba3	110	114,950
5.000%	05/15/17	Ba3	115	123,337
5.375%	05/15/20	Ba3	75	82,313
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	Ba3	255	279,863
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.953%	06/15/16	Baa2	331	356,658
4.750%	05/19/15	Baa2	500	536,341
6.125%	05/15/18	Baa2	247	294,259
Sub. Notes
4.050%	07/30/22	Baa3	195	201,439
Unsec’d. Notes
3.375%	03/01/23	Baa2	800	806,427
Credit Suisse NY (Switzerland),
Sub. Notes
6.000%	02/15/18	Baa2	360	417,297

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Discover Bank,
Sub. Notes
7.000%	04/15/20	Ba1	866	$1,078,012
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18	Baa2	300	332,941
Fifth Third Capital Trust IV,
Ltd. Gtd. Notes
6.500%(c)	04/15/67	Baa3	108	108,270
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.250%	07/27/21	A3	123	139,367
5.750%	01/24/22	A3	1,330	1,546,423
5.950%	01/18/18	A3	360	419,725
6.150%	04/01/18	A3	350	412,428
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18	A2	372	371,654
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	Baa2	200	249,803
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.150%	07/05/16	A2	451	478,189
3.200%	01/25/23	A2	862	860,605
3.250%	09/23/22	A2	1,695	1,692,383
4.350%	08/15/21	A2	265	292,341
4.500%	01/24/22	A2	2,200	2,411,026
6.300%	04/23/19	A2	300	366,423
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	A1	500	588,975
KeyBank NA,
Sub. Notes
5.800%	07/01/14	Baa1	599	635,803
M&I Marshall & Ilsley Bank,
Sub. Notes
5.000%	01/17/17	A3	869	951,158
Morgan Stanley,
Notes, MTN
6.625%	04/01/18	Baa1	200	239,080
Sr. Unsec’d. Notes
3.750%	02/25/23	Baa1	598	604,450
5.750%	01/25/21	Baa1	1,294	1,495,331
Sub. Notes
4.875%	11/01/22	Baa2	830	879,893
Regions Bank,
Sub. Notes
6.450%	06/26/37	Ba1	273	295,523
7.500%	05/15/18	Ba1	250	306,875
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.750%	06/15/15	Ba1	923	1,001,547
7.750%	11/10/14	Ba1	321	353,896
Royal Bank of Scotland Group PLC (United Kingdom),
Sub. Notes
6.125%	12/15/22	Ba3	791	818,130

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sub. Notes
3.450%	02/13/23	A3	500	$503,360

				27,231,926

Beverages — 0.1%
Beam, Inc.,
Sr. Unsec’d. Notes
1.875%	05/15/17	Baa2	79	80,448
5.375%	01/15/16	Baa2	72	79,922
6.375%	06/15/14	Baa2	161	171,402
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17	Baa1	258	256,827
2.750%	04/01/23	Baa1	269	264,166
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
3.750%	01/15/22	Baa1	707	756,737

				1,609,502

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.150%	11/15/41	Baa1	1,652	1,772,634
5.375%	05/15/43	Baa1	149	165,753
5.650%	06/15/42	Baa1	381	440,335

				2,378,722

Building Materials
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21	Ba3	210	229,425
6.875%	08/15/18	Ba3	400	429,000
Headwaters, Inc.,
Sec’d. Notes
7.625%	04/01/19	B2	60	64,200
Masco Corp.,
Sr. Unsec’d. Notes
5.950%	03/15/22	Ba3	110	123,732
Texas Industries, Inc.,
Gtd. Notes
9.250%	08/15/20	Caa2	105	114,713
USG Corp.,
Gtd. Notes, 144A
7.875%	03/30/20	B2	35	39,813

				1,000,883

Chemicals — 0.2%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	03/15/16	Ba1	45	45,675
3.875%	04/15/18	Ba1	90	91,125
Axiall Corp.,
Gtd. Notes, 144A
4.875%	05/15/23	Ba3	75	76,313
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22	Ba2	75	75,187

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.500%	02/15/16	Baa2	1,180	$1,228,050
4.125%	11/15/21	Baa2	576	616,631
4.250%	11/15/20	Baa3	126	138,369
4.375%	11/15/42	Baa2	164	157,289
Eagle Spinco, Inc.,
Gtd. Notes, 144A
4.625%	02/15/21	Ba3	40	40,700
Hexion US Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	04/15/20	B-(d)	170	170,425
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19	B1	190	210,187
Orion Engineered Carbons Bondco GmbH (Germany),
Sr. Sec’d. Notes, 144A
9.625%	06/15/18	B2	200	222,500
PolyOne Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	03/15/23	Ba3	115	115,863
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20	Ba2	170	174,250
Tronox Finance LLC,
Gtd. Notes, 144A
6.375%	08/15/20	B2	115	111,550

				3,474,114

Commercial Services — 0.1%
Ceridian Corp.,
Gtd. Notes
11.250%	11/15/15	Caa2	220	227,150
Emergency Medical Services Corp.,
Gtd. Notes
8.125%	06/01/19	B3	300	329,250
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20	Ba2	585	633,263
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19	B2	100	109,125
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes, 144A, PIK
8.125%	06/15/18	Caa1	375	400,313

				1,699,101

Computers
Brocade Communications Systems, Inc.,
Gtd. Notes, 144A
4.625%	01/15/23	B1	110	106,700
NCR Corp.,
Gtd. Notes, 144A
4.625%	02/15/21	Ba3	170	169,150

				275,850

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Construction & Engineering
Lennar Corp.,
Gtd. Notes
6.950%	06/01/18	Ba3	365	$410,625
Gtd. Notes, 144A
4.125%	12/01/18	Ba3	170	169,575
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23	Ba3	65	64,350

				644,550

Consumer Products & Services
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes
5.750%	10/15/20	B1	350	356,563
7.875%	08/15/19	B1	300	330,750

				687,313

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20	B3	200	205,500
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23	Ba2	635	615,950
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21	Ba3	245	248,063
Sealed Air Corp.,
Gtd. Notes, 144A
6.500%	12/01/20	B1	65	71,175
Sr. Notes, 144A
5.250%	04/01/23	B1	30	30,113

				1,170,801

Distribution/Wholesale
HD Supply, Inc.,
Gtd. Notes
10.500%	01/15/21	Caa2	45	46,800
Sr. Sec’d. Notes
8.125%	04/15/19	B1	15	16,950
Sr. Unsec’d. Notes, 144A.
7.500%	07/15/20	Caa1	215	226,287

				290,037

Diversified Financial Services — 0.2%
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.250%	12/01/19	Ba3	85	92,863
6.750%	04/15/17	Ba3	270	297,000
9.750%	08/01/18	Ba3	15	17,119
Aon Corp.,
Gtd. Notes
3.125%	05/27/16	Baa2	400	422,404
5.000%	09/30/20	Baa2	205	235,901
Discover Financial Services,
Sr. Unsec’d. Notes
5.200%	04/27/22	Ba1	304	341,110
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
6.625%	08/15/17	Baa3	100	116,622

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
General Electric Capital Corp.,
Sr. Sec’d. Notes
1.000%	12/11/15	Aa3	346	$348,150
2.100%	12/11/19	Aa3	118	119,959
General Motors Financial Co., Inc.,
Gtd. Notes, 144A
4.750%	08/15/17	Ba3	315	328,522
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.625%	10/02/15	Baa1	163	164,113
2.125%	10/02/17	Baa1	180	181,466
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
7.750%	01/15/16	Ba3	200	208,250
8.000%	01/15/18	Ba3	665	711,550
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.750%	09/01/16	Ba2	500	565,000
Sr. Unsec’d. Notes
3.875%	04/15/18	Ba3	85	84,787
5.875%	04/01/19	Ba3	200	216,031
5.875%	08/15/22	Ba3	280	301,787
6.250%	05/15/19	Ba3	225	246,375
8.250%	12/15/20	Ba3	10	12,250
8.625%	01/15/22	Ba3	65	82,713

				5,093,972

Electric Utilities — 0.6%
AES Corp. (The),
Sr. Unsec’d. Notes
7.375%	07/01/21	Ba3	590	684,400
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17	Baa2	171	171,577
2.950%	12/15/22	Baa2	162	161,873
Atlantic Power Corp. (Canada),
Gtd. Notes
9.000%	11/15/18	B1	440	459,800
Dominion Resources, Inc.,
Jr. Sub. Notes
2.584%(c)	09/30/66	Baa3	600	560,375
DPL, Inc.,
Sr. Unsec’d. Notes
6.500%	10/15/16	Ba1	515	543,325
7.250%	10/15/21	Ba1	120	127,200
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21	Baa3	338	406,286
6.400%	09/15/20	Baa3	536	651,697
Edison International,
Sr. Unsec’d. Notes
3.750%	09/15/17	Baa2	91	99,146
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18	Baa3	403	407,563
4.250%	03/15/23	Baa3	633	640,204
7.375%	11/15/31	Baa3	507	593,940

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
FirstEnergy Solutions Corp.,
Gtd. Notes
4.800%	02/15/15	Baa3	320	$344,933
6.050%	08/15/21	Baa3	879	1,039,685
GenOn Americas Generation LLC,
Sr. Unsec’d. Notes
9.125%	05/01/31	B3	475	530,813
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
7.625%	06/15/14	B3	185	197,025
9.500%	10/15/18	B3	590	694,725
9.875%	10/15/20	B3	120	137,400
InterGen NV (Netherlands),
Sr. Sec’d. Notes, 144A
9.000%	06/30/17	B1	35	34,387
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21	Baa3	325	357,796
5.250%	02/15/43	Baa3	351	367,749
5.400%	07/15/14	Baa3	500	528,002
5.800%	02/01/42	Baa3	160	179,268
5.950%	06/15/41	Baa3	331	376,221
6.400%	03/15/18	Baa3	310	372,274
NSG Holdings LLC/NSG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	12/15/25	Ba1	200	210,000
Pepco Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	10/01/15	Baa3	406	420,962
PPL Energy Supply LLC,
Sr. Unsec’d. Notes
6.500%	05/01/18	Baa2	313	370,626
Progress Energy, Inc.,
Sr. Unsec’d. Notes
4.400%	01/15/21	Baa2	700	783,061
PSEG Power LLC,
Gtd. Notes
2.750%	09/15/16	Baa1	72	74,881
Puget Energy, Inc.,
Sr. Sec’d. Notes
5.625%	07/15/22	Ba1	40	44,061
TECO Finance, Inc.,
Gtd. Notes
4.000%	03/15/16	Baa2	300	322,427

				12,893,682

Electronic Components & Equipment
313 Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	12/01/19	B1	330	327,525
Sr. Unsec’d. Notes, 144A
8.750%	12/01/20	Caa1	180	182,025
Flextronics International Ltd. (Singapore),
Gtd. Notes, 144A
4.625%	02/15/20	Ba1	55	55,550
Sanmina-SCI Corp.,
Gtd. Notes, 144A
7.000%	05/15/19	B2	360	376,200

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electronic Components & Equipment (cont’d.)
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19	B1	45	$47,025

				988,325

Entertainment & Leisure
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes, 144A
5.250%	03/15/21	B1	85	84,469
GWR Operating Partnership LLP,
First Mortgage
10.875%	04/01/17	B3	300	339,000
Royal Caribbean Cruises Ltd. (Liberia),
Sr. Unsec’d. Notes
5.250%	11/15/22	Ba1	170	172,125
7.500%	10/15/27	Ba1	355	402,925

				998,519

Environmental Control
ADS Waste Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	10/01/20	Caa1	120	129,300
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.125%	06/01/21	Ba2	45	46,069
Covanta Holding Corp.,
Sr. Unsec’d. Notes
6.375%	10/01/22	Ba3	50	54,421
7.250%	12/01/20	Ba3	300	330,437
Tervita Corp. (Canada),
Gtd. Notes, 144A
9.750%	11/01/19	Caa2	145	142,100
Sr. Sec’d. Notes, 144A
8.000%	11/15/18	B2	60	62,025

				764,352

Foods — 0.2%
ARAMARK Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/20	B3	65	66,463
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.900%	01/25/18	Baa2	156	157,542
3.200%	01/25/23	Baa2	1,081	1,077,448
4.650%	01/25/43	Baa2	202	201,018
ESAL GmbH (Austria),
Gtd. Notes, 144A
6.250%	02/05/23	BB(d)	400	402,000
Hawk Acquisition Sub, Inc.,
Sr. Sec’d. Notes
4.250%	10/15/20	B1	325	325,406
JBS USA LLC/JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	02/01/20	Ba3	370	404,225
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.500%	08/11/17	Baa2	800	965,957

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Mondelez International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	800	$951,822
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22	B1	115	125,781

				4,677,662

Healthcare Products
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
9.875%	04/15/18	Caa1	30	32,925
Sec’d. Notes
8.750%	03/15/18	B3	5	5,575

				38,500

Healthcare Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
1.500%	11/15/17	Baa1	55	55,132
2.750%	11/15/22	Baa1	222	217,225
4.125%	11/15/42	Baa1	124	118,380
DaVita, Inc.,
Gtd. Notes
5.750%	08/15/22	B2	450	467,437
HealthSouth Corp.,
Gtd. Notes
7.250%	10/01/18	B1	350	377,125
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.625%	03/15/19	A3	144	144,406
2.750%	02/15/23	A3	75	73,982
2.875%	03/15/23	A3	621	620,236
3.950%	10/15/42	A3	103	97,001
4.250%	03/15/43	A3	500	491,644
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes
8.000%	02/01/18	B3	105	111,694
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23	Baa2	1,149	1,164,328
4.650%	01/15/43	Baa2	518	517,858

				4,456,448

Holding Companies
Boart Longyear Management Pty Ltd. (Australia),
Gtd. Notes, 144A
7.000%	04/01/21	Ba2	470	485,275
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20	Caa1	150	156,750

				642,025

Home Construction — 0.1%
DR Horton, Inc.,
Gtd. Notes
3.625%	02/15/18	Ba2	170	171,487
4.375%	09/15/22	Ba2	220	216,150
4.750%	02/15/23	Ba2	55	55,069

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Home Construction (cont’d.)
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18	B3	160	$188,400
8.375%	01/15/21	B3	595	704,331

				1,335,437

Insurance — 0.4%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/16	Baa1	144	160,245
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/17	Baa3	1,000	1,107,544
5.125%	04/15/22	Baa3	350	403,706
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	Baa2	334	366,574
Sr. Unsec’d. Notes, 144A
6.500%	03/15/35	Baa2	260	291,823
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21	Baa2	100	114,151
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	A1	145	164,547
MetLife, Inc.,
Sr. Unsec’d. Notes
1.756%	12/15/17	A3	217	219,665
3.048%	12/15/22	A3	442	443,968
4.750%	02/08/21	A3	920	1,052,609
6.750%	06/01/16	A3	500	587,794
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
3.000%	01/10/23	Aa3	255	255,444
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	Aa2	209	262,431
Onex USI Aquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21	Caa2	145	145,363
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	A3	123	179,125
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43	Baa1	429	415,894
6.000%	02/10/20	Baa1	1,594	1,839,159
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3	368	426,493
5.750%	08/15/42	Baa2	458	500,814

				8,937,349

Internet
IAC/InterActiveCorp,
Gtd. Notes, 144A
4.750%	12/15/22	Ba1	90	87,975

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet (cont’d.)
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	02/01/21	Ba3	120	$119,100
Zayo Group LLC/Zayo Capital, Inc.,
Sr. Sec’d. Notes
8.125%	01/01/20	B1	220	246,400

				453,475

Lodging — 0.2%
Ameristar Casinos, Inc.,
Gtd. Notes
7.500%	04/15/21	B3	315	345,319
MCE Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
5.000%	02/15/21	B1	300	303,000
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21	B3	145	152,069
7.500%	06/01/16	B3	600	664,500
7.625%	01/15/17	B3	800	888,000
8.625%	02/01/19	B3	55	64,075
Gtd. Notes, 144A
6.750%	10/01/20	B3	190	201,400
NCL Corp. Ltd. (Bermuda),
Gtd. Notes, 144A
5.000%	02/15/18	B3	270	275,063
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
First Mortgage
5.375%	03/15/22	BBB-(d)	235	246,456
7.750%	08/15/20	Ba2	230	257,887

				3,397,769

Manufacturing
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22	B2	295	308,275
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
8.750%	02/01/19	B1	170	168,300

				476,575

Media — 0.6%
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	B1	195	194,025
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	B1	190	187,863
7.750%	04/15/18	B1	200	224,250
8.625%	09/15/17	B1	300	349,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.250%	09/30/22	B1	500	491,250
6.500%	04/30/21	B1	260	274,950
7.000%	01/15/19	B1	490	527,975
Cequel Communications Holdings 1 LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	09/15/20	B3	165	171,187

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A
6.500%	11/15/22	B1	370	$388,725
Comcast Corp.,
Gtd. Notes
4.650%	07/15/42	A3	1,458	1,483,745
5.700%	05/15/18	A3	400	481,018
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	12/15/22	Baa2	153	155,431
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.875%	10/01/19	Baa2	200	236,875
6.350%	03/15/40	Baa2	200	222,831
Discovery Communications LLC,
Gtd. Notes
3.250%	04/01/23	Baa2	71	72,036
4.875%	04/01/43	Baa2	166	169,830
Harron Communications LP/Harron Finance Corp.,
Sr. Notes, 144A
9.125%	04/01/20	Caa1	45	49,950
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance,
Sr. Sec’d. Notes, 144A
9.750%	04/01/21	B2	260	257,400
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
3.650%	04/30/15	A3	400	423,701
4.375%	04/01/21	A3	940	1,057,642
Sr. Unsec’d. Notes, 144A
6.400%	04/30/40	A3	200	253,577
News America, Inc.,
Gtd. Notes
6.150%	03/01/37	Baa1	235	275,728
6.150%	02/15/41	Baa1	823	985,510
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
4.500%	10/01/20	B2	95	94,881
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
5.750%	01/15/23	B2	245	249,900
Starz LLC/Starz Finance Corp.,
Gtd. Notes, 144A
5.000%	09/15/19	Ba2	155	159,650
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42	Baa2	860	781,762
6.750%	07/01/18	Baa2	295	363,019
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42	Baa2	500	502,289
5.375%	10/15/41	Baa2	556	598,137
6.200%	03/15/40	Baa2	320	372,286
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.500%	01/15/23	Ba3	200	205,500
7.500%	03/15/19	Ba3	150	164,063

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21	Caa2	125	$135,000
Sr. Sec’d. Notes, 144A
6.875%	05/15/19	B2	340	363,800
Viacom, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/17	Baa1	208	222,358
WideOpenWest Finance LLC/WideOpenWest Capital Corp.,
Gtd. Notes, 144A
10.250%	07/15/19	Caa1	145	161,313

				13,308,957

Metals & Mining — 0.1%
Alpha Natural Resources, Inc.,
Gtd. Notes
6.000%	06/01/19	B2	110	101,475
6.250%	06/01/21	B2	10	9,000
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17	B1	65	70,200
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	11/03/21	A1	247	259,062
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	02/01/16	B1	325	335,156
7.000%	11/01/15	B1	550	576,125
JMC Steel Group,
Sr. Notes, 144A
8.250%	03/15/18	B3	230	243,800
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	Ba1	100	104,000
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.250%	02/15/18	B3	95	102,837
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	04/15/23	Ba2	30	30,413

				1,832,068

Oil, Gas & Consumable Fuels — 0.9%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Ba1	1,286	1,534,985
Antero Resources Finance Corp.,
Gtd. Notes
7.250%	08/01/19	B2	400	433,500
Gtd. Notes, 144A
6.000%	12/01/20	B2	360	376,200
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.248%	11/01/16	A2	880	915,533
Chesapeake Energy Corp.,
Gtd. Notes
3.250%	03/15/16	Ba3	140	141,575
6.125%	02/15/21	Ba3	1,270	1,350,963
6.875%	11/15/20	Ba3	340	370,600

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes, 144A
6.625%	11/15/19	Ba3	265	$272,950
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23	B1	130	125,450
6.375%	08/15/21	B1	300	327,000
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20	B2	95	109,725
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	B2	405	447,525
Sr. Sec’d. Notes
6.875%	05/01/19	Ba3	60	65,700
Exterran Holdings, Inc.,
Gtd. Notes
7.250%	12/01/18	Ba3	200	215,000
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21	B2	180	179,325
FMC Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	10/01/17	Baa2	61	61,380
3.450%	10/01/22	Baa2	111	112,683
Forbes Energy Services Ltd.,
Gtd. Notes
9.000%	06/15/19	Caa1	200	194,000
Forest Oil Corp.,
Gtd. Notes, 144A
7.500%	09/15/20	B2	195	205,725
Hornbeck Offshore Services, Inc.,
Gtd. Notes, 144A
5.000%	03/01/21	Ba3	95	94,287
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
6.500%	05/15/19	B2	15	15,694
8.625%	04/15/20	B2	300	330,750
Gtd. Notes, 144A
6.250%	11/01/19	B2	415	424,337
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	03/01/21	Baa2	330	384,889
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
6.300%	08/01/16	Baa1	157	182,459
Northern Tier Energy LLC/Northern Tier Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	11/15/20	B1	155	164,300
Offshore Group Investment Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.125%	04/01/23	B3	75	76,687
7.500%	11/01/19	B3	120	127,200
Oil States International, Inc.,
Gtd. Notes
6.500%	06/01/19	Ba3	535	572,450
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	02/15/20	Ba3	135	148,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
3.875%	01/27/16	A3	208	$217,669
5.375%	01/27/21	A3	942	1,016,411
5.750%	01/20/20	A3	383	421,827
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	Baa1	281	311,208
5.500%	01/21/21	Baa1	322	369,495
5.500%	06/27/44	Baa1	1,348	1,390,462
6.500%	06/02/41	Baa1	800	942,000
Gtd. Notes, 144A
3.500%	01/30/23	Baa1	1,510	1,506,225
5.500%	06/27/44	Baa1	525	541,538
Petroleum Geo-Services ASA (Norway),
Gtd. Notes, 144A
7.375%	12/15/18	Ba2	300	328,500
Phillips 66,
Gtd. Notes
4.300%	04/01/22	Baa1	316	346,893
5.875%	05/01/42	Baa1	270	317,128
Precision Drilling Corp. (Canada),
Gtd. Notes
6.625%	11/15/20	Ba1	200	214,500
Samson Investment Co.,
Sr. Unsec’d. Notes, 144A
9.750%	02/15/20	B3	150	159,375
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	Baa1	361	375,222
2.875%	10/01/22	Baa1	296	295,170
SESI LLC,
Gtd. Notes
7.125%	12/15/21	Ba2	105	117,469
Tesoro Corp.,
Gtd. Notes
4.250%	10/01/17	Ba1	40	41,800
Transocean, Inc. (Cayman Islands),
Gtd. Notes
5.050%	12/15/16	Baa3	136	151,109
Walter Energy, Inc.,
Gtd. Notes
8.500%	04/15/21	B3	40	40,700
Western Refining, Inc.,
Gtd. Notes, 144A
6.250%	04/01/21	B2	30	30,675

				19,096,748

Paper & Forest Products
Sappi Papier Holding GmbH (Austria),
Sr. Sec’d. Notes, 144A
7.750%	07/15/17	Ba2	200	221,000

Pharmaceuticals — 0.3%
AbbVie, Inc.,
Gtd. Notes, 144A
1.750%	11/06/17	Baa1	447	452,436
Sr. Unsec’d. Notes, 144A
2.900%	11/06/22	Baa1	459	459,414
4.400%	11/06/42	Baa1	448	451,693

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	Baa3	275	$290,503
4.750%	11/15/21	Baa3	1,105	1,254,521
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
4.125%	09/15/20	Baa3	295	321,344
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.875%	12/01/18	B1	600	644,625
Sr. Notes, 144A
6.375%	10/15/20	B1	100	105,437
VPI Escrow Corp.,
Gtd. Notes, 144A
6.375%	10/15/20	B1	150	158,063
Watson Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.875%	10/01/17	Baa3	169	170,971
3.250%	10/01/22	Baa3	253	256,463
Zoetis, Inc.,
Sr. Unsec’d. Notes, 144A
1.875%	02/01/18	Baa2	68	68,438
3.250%	02/01/23	Baa2	766	776,788
4.700%	02/01/43	Baa2	166	169,456

				5,580,152

Pipelines — 0.4%
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23	Ba3	100	98,750
5.875%	04/15/21	Ba3	380	402,800
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
Gtd. Notes
6.125%	07/15/22	Ba3	445	477,263
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
7.750%	04/01/19	B3	300	312,750
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	Baa2	1,094	1,168,089
5.350%	03/15/20	Baa2	325	359,501
DCP Midstream Operating LP,
Gtd. Notes
2.500%	12/01/17	Baa3	194	196,950
3.875%	03/15/23	Baa3	144	144,778
EL Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
4.100%	11/15/15	Ba1	488	523,741
5.000%	10/01/21	Ba1	129	144,632
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21	Baa2	509	536,424
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20	Ba2	10	11,525
Kinder Morgan Finance Co. LLC,
Sr. Sec’d. Notes, 144A
6.000%	01/15/18	Ba2	140	154,926

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Midcontinent Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.450%	09/15/14	Ba1	420	$436,944
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22	Baa2	1,000	1,056,186
3.950%	09/15/15	Baa2	350	375,844
Southern Natural Gas Co./Southern Natural Issuing Corp.,
Sr. Unsec’d. Notes
4.400%	06/15/21	Baa3	102	112,344
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	Baa2	500	501,688
5.650%	03/01/20	Baa2	350	411,768
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	06/15/16	Baa3	114	118,187
4.600%	06/15/21	Baa3	75	80,176
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.375%	08/01/22	Ba3	200	218,500
Gtd. Notes, 144A
5.250%	05/01/23	Ba3	275	286,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	10/01/20	B1	15	15,825
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.375%	06/01/21	Baa3	377	426,407
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20	Baa3	50	53,948

				8,625,946

Real Estate — 0.1%
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23	Baa3	144	144,836
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23	Ba1	90	91,013
6.625%	10/15/20	Ba1	515	558,775
Post Apartment Homes LP,
Sr. Unsec’d. Notes
3.375%	12/01/22	Baa2	80	80,810
Regency Centers LP,
Gtd. Notes
5.250%	08/01/15	Baa2	167	181,286

				1,056,720

Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
4.600%	04/01/22	Baa2	94	101,301
BioMed Realty LP,
Gtd. Notes
3.850%	04/15/16	Baa3	280	297,262
4.250%	07/15/22	Baa3	155	161,991
6.125%	04/15/20	Baa3	540	632,868

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	Baa2	785	$829,524
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	Baa3	427	428,353
4.950%	04/15/18	Baa3	203	223,807
5.700%	05/01/17	Baa3	264	297,590
7.500%	05/15/15	Baa3	55	61,608
Camden Property Trust,
Sr. Unsec’d. Notes
2.950%	12/15/22	Baa1	161	157,279
5.375%	12/15/13	Baa1	550	567,341
CommonWealth REIT,
Sr. Unsec’d. Notes
5.750%	11/01/15	Baa3	42	45,193
DDR Corp.,
Sr. Unsec’d. Notes
4.625%	07/15/22	Baa3	253	273,676
4.750%	04/15/18	Baa3	700	773,876
9.625%	03/15/16	Baa3	142	173,075
Digital Realty Trust LP,
Gtd. Notes
4.500%	07/15/15	Baa2	100	106,252
5.250%	03/15/21	Baa2	134	148,589
Duke Realty LP,
Sr. Unsec’d. Notes
3.625%	04/15/23	Baa2	249	249,321
3.875%	10/15/22	Baa2	353	362,321
4.375%	06/15/22	Baa2	198	210,601
6.250%	05/15/13	Baa2	1,061	1,067,785
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22	Baa2	1,400	1,395,577
5.375%	10/15/15	Baa2	39	42,492
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21	Baa1	1,610	1,805,393
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
2.250%	03/15/18	Baa2	125	126,134
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23	Baa1	1,022	1,014,635
4.125%	06/15/22	Baa1	169	178,666
4.750%	10/01/20	Baa1	168	185,422
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
2.500%	12/15/17	Baa2	311	315,001
4.500%	04/18/22	Baa2	908	967,480
PPF Funding, Inc.,
Notes, 144A
5.125%	06/01/15	Baa2	40	42,198
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
8.125%	11/01/18	B1	320	347,600
Simon Property Group LP,
Sr. Unsec’d. Notes
2.750%	02/01/23	A3	278	273,061

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
2.800%	01/30/17	A3	66	$69,554
4.125%	12/01/21	A3	1,000	1,105,867
4.200%	02/01/15	A3	600	632,933
Tanger Properties LP,
Sr. Unsec’d. Notes
6.125%	06/01/20	Baa2	335	410,244
6.150%	11/15/15	Baa2	315	356,388
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
2.000%	02/15/18	Baa2	272	273,541
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.375%	10/15/22	Baa2	96	95,350

				16,807,149

Retail & Merchandising — 0.1%
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	03/15/19	B2	135	152,550
Petco Animal Supplies, Inc.,
Gtd. Notes, 144A
9.250%	12/01/18	B3	30	33,075
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	Caa2	775	874,781
9.500%	06/15/17	Caa2	715	749,856
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
7.500%	10/01/18	Ba3	16	17,360
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	Baa1	199	201,431

				2,029,053

Savings & Loan
RBS Citizens Financial Group, Inc.,
Sub. Notes, 144A
4.150%	09/28/22	BBB+(d)	546	560,704

Semiconductors
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20	Caa1	145	153,337
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
5.750%	02/15/21	B3	25	25,937

				179,274

Software — 0.1%
First Data Corp.,
Gtd. Notes
12.625%	01/15/21	Caa1	65	70,444
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	B1	240	250,200
7.375%	06/15/19	B1	455	484,006
MModal, Inc.,
Sr. Notes, 144A
10.750%	08/15/20	Caa2	110	94,600

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	Ba3	175	$177,187

				1,076,437

Telecommunications — 0.6%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	12/15/19	Ba2	200	218,500
Altice Finco SA (Luxembourg),
Sr. Notes, 144A
9.875%	12/15/20	B2	200	224,561
America Movil SAB de CV (Mexico),
Gtd. Notes
2.375%	09/08/16	A2	200	205,734
AT&T, Inc.,
Sr. Unsec’d. Notes
5.350%	09/01/40	A3	1,507	1,613,360
5.550%	08/15/41	A3	794	875,195
6.300%	01/15/38	A3	300	359,863
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.150%	06/15/17	Ba2	37	38,943
6.000%	04/01/17	Ba2	92	99,590
6.150%	09/15/19	Ba2	203	215,180
Digicel Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21	B1	600	597,000
7.000%	02/15/20	B1	400	418,000
8.250%	09/01/17	B1	100	105,750
DigitalGlobe, Inc.,
Sr. Unsec’d, 144A
5.250%	02/01/21	B1	115	114,281
Embarq Corp.,
Sr. Unsec’d. Notes
7.082%	06/01/16	Baa3	235	269,033
7.995%	06/01/36	Baa3	125	131,589
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Unsec’d. Notes
7.250%	04/01/19	B3	375	409,687
7.500%	04/01/21	B3	320	356,000
Sr. Unsec’d. Notes, 144A
6.625%	12/15/22	Caa2	440	465,850
Intelsat Luxembourg SA (Luxembourg),
Sr. Unsec’d. Notes
7.750%	06/01/21	Caa3	280	284,900
11.250%	02/04/17	Caa3	450	479,250
Sr. Unsec’d. Notes, PIK
11.500%	02/04/17	Caa3	815	865,530
Lynx I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/21	Ba3	200	208,000
Lynx II Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	04/15/23	B2	200	209,500
NeuStar, Inc.,
Gtd. Notes, 144A
4.500%	01/15/23	Ba3	80	76,400

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	10/01/19	B2	270	$277,763
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	B3	70	71,575
Sprint Nextel Corp.,
Gtd. Notes, 144A
7.000%	03/01/20	Ba3	310	361,150
9.000%	11/15/18	Ba3	250	309,063
Sr. Unsec’d. Notes
6.000%	11/15/22	B3	285	292,837
7.000%	08/15/20	B3	335	368,500
Telesat Canada/Telesat LLC (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	05/15/17	B3	205	214,225
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22	B1	115	119,887
UPCB Finance III Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	07/01/20	Ba3	250	268,750
UPCB Finance V Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21	Ba3	280	309,400
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
6.400%	02/15/38	A3	700	841,938
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes
4.875%	02/15/22	Ba2	200	202,500
Wind Acquisition Holdings Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, PIK
12.250%	07/15/17	Caa1	212	220,740

				12,700,024

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	Baa1	325	319,505
4.250%	08/09/42	Baa1	325	306,265
9.250%	08/06/19	Baa1	181	252,293
9.700%	11/10/18	Baa1	102	141,950
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22	Baa2	940	929,372
4.750%	11/01/42	Baa2	371	361,776
6.750%	06/15/17	Baa2	660	794,383
7.250%	06/15/37	Baa2	610	795,162

				3,900,706

Transportation
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Marshall Islands),
Sr. Sec’d. Notes
8.875%	11/01/17	B1	240	245,100

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Marshall Islands),
Gtd. Notes, 144A
9.250%	04/15/19	B3	15	$16,125

				261,225

TOTAL CORPORATE BONDS (cost $169,546,665)				176,253,293

FOREIGN GOVERNMENT BOND
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN (cost $451,494)
4.750%	03/08/44	Baa1	412	427,450

MUNICIPAL BONDS — 0.4%
California — 0.2%
State of California,
General Obligation Unlimited
7.300%	10/01/39	A1	75	104,524
7.350%	11/01/39	A1	95	133,169
7.500%	04/01/34	A1	330	461,931
7.550%	04/01/39	A1	585	845,208
7.600%	11/01/40	A1	2,025	2,956,460
7.625%	03/01/40	A1	135	194,420

				4,695,712

Illinois — 0.2%
City of Chicago,
General Obligation Unlimited
7.781%	01/01/35	Aa3	55	71,220
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	A2	2,170	2,143,786
5.665%	03/01/18	A2	165	188,659
5.877%	03/01/19	A2	260	299,211
6.630%	02/01/35	A2	295	331,925
6.725%	04/01/35	A2	450	511,272
7.350%	07/01/35	A2	145	174,041

				3,720,114

TOTAL MUNICIPAL BONDS (cost $8,046,766)				8,415,826

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.8%
Fannie Mae REMICS,
Series 2007-53, Class FB
0.604%(c)	06/25/37	Aaa	1,250	1,255,775
Series 2007-85, Class FL
0.744%(c)	09/25/37	Aaa	438	441,627
Series 2007-89, Class FT
0.774%(c)	09/25/37	Aaa	355	357,966
Series 2012-93, Class FE
0.604%(c)	09/25/42	Aaa	394	396,210
Series 2012-101, Class FB
0.654%(c)	05/25/39	Aaa	1,384	1,397,489
Series 2012-111, Class NF
0.554%(c)	05/25/42	Aaa	340	341,555
Series 2012-113, Class PF
0.554%(c)	10/25/40	Aaa	920	923,289

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-122, Class LF
0.604%(c)	11/25/42	Aaa	2,988	$3,005,289
Series 2012-128, Class VF
0.454%(c)	06/25/42	Aaa	1,628	1,630,400
Series 2012-128, Class YF
0.504%(c)	06/25/42	Aaa	1,520	1,524,481
Series 2013-44, Class FA
0.455%(c)	03/21/43	Aaa	2,000	2,000,000
Freddie Mac REMICS,
Series 3349, Class FE
0.693%(c)	07/15/37	Aaa	425	428,667
Series 3376, Class FA
0.803%(c)	10/15/37	Aaa	434	438,172
Series 4087, Class FB
0.673%(c)	07/15/42	Aaa	3,368	3,389,301
Series 4094, Class BF
0.603%(c)	08/15/32	Aaa	520	521,096
Government National Mortgage Assoc.,
Series 2010-113, Class JF
0.603%(c)	03/20/38	Aaa	456	458,967

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $18,511,777)				18,510,284

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.5%
Federal Home Loan Mortgage Corp.
3.000%	11/01/42-03/01/43		999	1,027,860
3.000%	TBA		800	821,500
3.500%	01/01/26-03/01/43		4,681	4,969,933
4.000%	06/01/24-04/01/42		3,947	4,256,522
4.500%	05/01/39-02/01/41		6,165	6,699,072
5.000%	11/01/35-08/01/40		1,934	2,106,453
5.500%	03/01/34-01/01/40		2,657	2,882,307
6.500%	09/01/39		532	597,463
Federal National Mortgage Assoc.
2.500%	12/01/27		491	509,534
2.500%	TBA		6,500	6,742,735
3.000%	02/01/27-02/01/43		2,443	2,556,335
3.000%	TBA		7,400	7,622,981
3.500%	01/01/26-04/01/43		11,163	11,841,463
3.500%	TBA		6,700	7,078,031
4.000%	12/01/25-07/01/42		15,531	16,719,606
4.000%	TBA		900	958,359
4.500%	12/01/23-11/01/41		9,438	10,309,142
4.500%	TBA		4,100	4,417,110
5.000%	04/01/35-08/01/38		3,800	4,128,673
5.500%	01/01/23-09/01/38		8,582	9,422,590
5.500%	TBA		2,000	2,179,688
6.000%	02/01/34-07/01/41		5,416	5,948,346
6.000%	TBA		2,000	2,190,625
6.500%	07/01/32-08/01/36		3,426	3,905,677
Government National Mortgage Assoc.
3.000%	TBA		2,400	2,508,437
3.500%	03/15/42-10/20/42		1,388	1,493,143
3.500%	TBA		1,300	1,389,984
4.000%	09/15/25-10/15/41		2,644	2,913,006
4.500%	05/15/39-03/15/41		5,029	5,539,099

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.000%	05/15/38-09/15/40		6,736	$7,407,317

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $139,981,757)				141,142,991

U.S. TREASURY OBLIGATIONS — 8.3%
U.S. Treasury Bonds
2.750%	11/15/42		6,330	5,867,119
3.125%	02/15/43		3,093	3,098,799
U.S. Treasury Notes
0.250%	09/15/14-11/30/14		37,511	37,529,071
0.375%	01/15/16		81,868	81,951,178
0.750%	03/31/18		20,448	20,422,440
0.875%	01/31/18		30,968	31,168,797
1.625%	08/15/22		1	987
2.000%	02/15/23		1,711	1,734,125

TOTAL U.S. TREASURY OBLIGATIONS (cost $181,314,980)				181,772,516

TOTAL LONG-TERM INVESTMENTS (cost $1,967,332,992)				2,122,862,278

	Shares
SHORT-TERM INVESTMENT — 17.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $383,056,271; includes $97,241,618 of cash collateral received for securities on loan)(b)(w)	383,056,271	383,056,271

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 115.0% (cost $2,350,389,263)		2,505,918,549

SECURITIES SOLD SHORT — (9.0)%
COMMON STOCKS
Aerospace & Defense — (0.3)%
General Dynamics Corp.	46,850	(3,303,394)
Northrop Grumman Corp.	53,560	(3,757,234)

		(7,060,628)

Automobile Manufacturers — (0.2)%
PACCAR, Inc.	81,470	(4,119,123)

Banks — (0.3)%
Northern Trust Corp.	133,990	(7,310,494)

Biotechnology — (0.1)%
Amgen, Inc.	17,400	(1,783,674)

Chemicals — (0.3)%
EI Du Pont de Nemours & Co.	75,050	(3,689,458)
Sherwin-Williams Co. (The)	15,770	(2,663,395)

		(6,352,853)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Computers — (0.5)%
Check Point Software Technologies Ltd. (Israel)*	123,100	$(5,784,469)
Western Digital Corp.	117,000	(5,882,760)

		(11,667,229)

Distribution/Wholesale — (0.2)%
Fastenal Co.	80,260	(4,121,351)

Diversified Financial Services — (0.6)%
BGC Partners, Inc. (Class A Stock)	502,411	(2,090,030)
Janus Capital Group, Inc.	764,420	(7,185,548)
TD Ameritrade Holding Corp.	170,910	(3,524,164)

		(12,799,742)

Electric Utilities — (0.2)%
National Fuel Gas Co.	51,000	(3,128,850)
Public Service Enterprise Group, Inc.	60,780	(2,087,185)

		(5,216,035)

Entertainment & Leisure — (0.1)%
Royal Caribbean Cruises Ltd.	88,400	(2,936,648)

Foods — (0.9)%
Delhaize Group SA (Belgium), ADR	89,700	(4,896,723)
General Mills, Inc.	111,280	(5,487,217)
H.J. Heinz Co.	33,500	(2,421,045)
Sysco Corp.	114,920	(4,041,736)
Whole Foods Market, Inc.	18,880	(1,637,840)

		(18,484,561)

Hand/Machine Tools — (0.1)%
Kennametal, Inc.	62,920	(2,456,397)

Healthcare Products — (0.4)%
Becton, Dickinson & Co.	46,800	(4,474,548)
St. Jude Medical, Inc.	80,600	(3,259,464)

		(7,734,012)

Insurance — (0.2)%
Assurant, Inc.	101,920	(4,587,419)

Internet
priceline.com, Inc.*	1,390	(956,223)

Manufacturing — (0.1)%
3M Co.	19,410	(2,063,477)

Oil, Gas & Consumable Fuels — (1.0)%
Chesapeake Energy Corp.	170,150	(3,472,762)
ConocoPhillips	66,040	(3,969,004)
HollyFrontier Corp.	134,680	(6,929,286)
SM Energy Co.	57,540	(3,407,519)
Ultra Petroleum Corp. (Canada)*	190,700	(3,833,070)

		(21,611,641)

Pharmaceuticals — (0.7)%
AmerisourceBergen Corp.	113,540	(5,841,633)
Bristol-Myers Squibb Co.	158,090	(6,511,727)
Johnson & Johnson	36,280	(2,957,908)

		(15,311,268)

Real Estate Investment Trusts — (0.3)%
Annaly Capital Management, Inc.	180,700	(2,871,323)

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
SL Green Realty Corp.	41,100	$(3,539,121)

		(6,410,444)

Retail & Merchandising — (1.0)%
Abercrombie & Fitch Co. (Class A Stock)	65,000	(3,003,000)
Family Dollar Stores, Inc.	65,490	(3,867,185)
J.C. Penney Co., Inc.	226,580	(3,423,624)
Kohl’s Corp.	70,600	(3,256,778)
Macy’s, Inc.	33,260	(1,391,598)
Nordstrom, Inc.	34,940	(1,929,736)
Urban Outfitters, Inc.*	47,980	(1,858,745)
Walgreen Co.	59,710	(2,846,973)

		(21,577,639)

Semiconductors — (0.7)%
ARM Holdings PLC (United Kingdom), ADR	187,200	(7,931,664)
LSI Corp.*	601,660	(4,079,255)
Texas Instruments, Inc.	112,150	(3,979,082)

		(15,990,001)

Software — (0.4)%
Autodesk, Inc.*	106,080	(4,374,739)
CA, Inc.	129,140	(3,250,454)

		(7,625,193)

Telecommunications — (0.2)%
Crown Castle International Corp.*	23,830	(1,659,521)
SK Telecom Co. Ltd. (South Korea), ADR	72,100	(1,288,427)
Windstream Corp.	158,630	(1,261,109)

		(4,209,057)

Tobacco — (0.1)%
Reynolds American, Inc.	32,400	(1,441,476)

Water Utilities — (0.1)%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil), ADR*	37,500	(1,789,875)

TOTAL SECURITIES SOLD SHORT (proceeds received $176,676,961)		(195,616,460)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 106.0% (cost $2,173,712,302)		2,310,302,089
Liabilities in excess of other assets(x) — (6.0)%		(131,702,379)

NET ASSETS — 100.0%		$2,178,599,710

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Anadelen (Bearer)
EAFE	Europe, Australia, Far East
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note

NASDAQ	National Association of Securities Dealers Automated Quotations
NR	Non Rated by Moody’s or Standard & Poor’s
NVDR	Non-voting Depository Receipt
OTC	Over the counter
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits Securities
SDR	Special Drawing Rights
TBA	To Be Announced
XEQT	Equiduct Stock Exchange
XLON	London Stock Exchange
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $95,105,122; cash collateral of $97,241,618 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)(2)
Long Positions:
401	Mini MSCI EAFE Index	Jun. 2013	$33,484,283	$33,266,960	$(217,323)
853	Mini MSCI Emerging Markets Index	Jun. 2013	45,033,865	43,818,610	(1,215,255)
1,456	S&P 500 E-Mini	Jun. 2013	111,984,011	113,764,560	1,780,549

					$347,971

(1)	Cash of $8,524,005 has been segregated to cover requirement for open futures contracts as of March 31, 2013.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,411,457,624	$130,303,773	$—
Exchange Traded Fund	2,352,900	—	—
Preferred Stocks	7,164,548	—	—
Bank Loans	—	2,365,545	—
Commercial Mortgage-Backed Securities	—	42,695,528	—
Corporate Bonds	—	175,812,415	440,878
Foreign Government Bond	—	427,450	—
Municipal Bonds	—	8,415,826	—
Residential Mortgage-Backed Securities	—	16,510,284	2,000,000
U.S. Government Agency Obligations	—	141,142,991	—
U.S. Treasury Obligations	—	181,772,516	—
Affiliated Money Market Mutual Fund	383,056,271	—	—
Short Sales – Common Stocks	(195,616,460)	—	—
Other Financial Instruments*
Futures	347,971	—	—

Total	$1,608,762,854	$699,446,328	$2,440,878

Fair Value of Level 2 investments at 12/31/12 was $713,578,736. Of that amount $246,357,446, were classified as Level 2 investments as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $26,102,655 was transferred from Level 2 into Level 1 at 3/31/13 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.1%
COMMON STOCKS — 61.5%
Aerospace & Defense — 1.2%
BAE Systems PLC (United Kingdom)	7,772,323	$46,565,678
Cubic Corp.	82,728	3,534,140
Taser International, Inc.*	281,785	2,240,191

		52,340,009

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	121,713	7,237,055

Airlines — 0.9%
Alaska Air Group, Inc.*	134,350	8,593,026
Cathay Pacific Airways Ltd. (Hong Kong)	11,994,411	20,570,215
Delta Air Lines, Inc.*	490,511	8,098,337
JetBlue Airways Corp.*	566,310	3,907,539

		41,169,117

Auto Components — 0.4%
Dorman Products, Inc.(a)	293,017	10,903,163
Lear Corp.	128,903	7,072,908

		17,976,071

Automobiles — 0.6%
Honda Motor Co. Ltd. (Japan), ADR	454,305	17,381,709
Thor Industries, Inc.	92,171	3,390,971
Winnebago Industries, Inc.*	375,530	7,750,939

		28,523,619

Building Products — 0.3%
Apogee Enterprises, Inc.	288,719	8,358,391
Trex Co., Inc.*	91,339	4,492,052

		12,850,443

Capital Markets — 0.8%
Man Strategic Holdings PLC (United Kingdom)	26,574,456	35,997,641

Chemicals — 0.4%
American Vanguard Corp.	143,315	4,376,840
Stepan Co.	115,724	7,302,184
Tredegar Corp.	181,187	5,334,145

		17,013,169

Commercial Banks — 7.4%
Banco Santander SA (Spain), ADR(a)	2,210,397	15,052,804
Bank of China Ltd. (China) (Class H Stock)	90,186,000	41,960,101
BB&T Corp.	690,976	21,689,737
China Construction Bank Corp. (China) (Class H Stock)	39,400,000	32,296,935
First Niagara Financial Group, Inc.	2,587,653	22,926,606
FirstMerit Corp.(a)	1,359,091	22,465,774
FNB Corp.	1,830,180	22,145,178
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	59,789,000	42,049,446
Mitsubishi UFJ Financial Group, Inc. (Japan), ADR	3,026,850	18,161,100
Mizuho Financial Group, Inc. (Japan), ADR	3,813,470	16,283,517
Shinhan Financial Group Co. Ltd. (South Korea), ADR*	426,938	15,327,074
Sumitomo Mitsui Financial Group, Inc. (Japan), ADR	2,096,882	17,110,557
Trustmark Corp.(a)	895,155	22,387,827
United Bankshares, Inc.(a)	696,971	18,546,398

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Western Alliance Bancorp*	460,539	$6,373,860

		334,776,914

Commercial Services & Supplies — 0.5%
Healthcare Services Group, Inc.	151,916	3,893,607
Interface, Inc.	355,677	6,836,112
Quad/Graphics, Inc.(a)	179,200	4,290,048
UniFirst Corp.	40,580	3,672,490
United Stationers, Inc.	94,708	3,660,464

		22,352,721

Communications Equipment — 0.1%
InterDigital, Inc.(a)	76,678	3,667,509

Computers & Peripherals — 0.2%

Western Digital Corp.	148,070	7,444,960

Construction Materials — 1.0%
Eagle Materials, Inc.	691,624	46,082,907

Consumer Finance — 0.2%
Cash America International, Inc.(a)	68,480	3,593,146
EZCORP, Inc. (Class A Stock)*	165,970	3,535,161

		7,128,307

Distributors — 0.7%
Li & Fung Ltd. (Bermuda)	23,400,000	32,347,762

Diversified Consumer Services — 0.2%
Carriage Services, Inc.	324,761	6,901,171
DeVry, Inc.	116,621	3,702,717

		10,603,888

Diversified Financial Services — 0.7%
CME Group, Inc.	116,621	7,159,363
ING Groep NV (Netherlands), ADR*(a)	2,084,823	15,031,574
MarketAxess Holdings, Inc.	97,512	3,637,198
PHH Corp.*	315,868	6,936,461

		32,764,596

Diversified Telecommunication Services — 2.5%
8x8, Inc.*(a)	401,340	2,749,179
AT&T, Inc.	1,156,648	42,437,415
China Unicom Hong Kong Ltd. (Hong Kong), ADR(a)	1,176,467	15,858,775
France Telecom SA (France), ADR	1,691,023	17,180,794
Nippon Telegraph & Telephone Corp. (Japan), ADR	718,882	15,628,495
Telefonica SA (Spain), ADR	1,284,598	17,354,919

		111,209,577

Electric Utilities — 1.2%
IDACORP, Inc.	74,151	3,579,269
NextEra Energy, Inc.(a)	290,275	22,548,562
Pinnacle West Capital Corp.	375,691	21,748,752
PNM Resources, Inc.	154,112	3,589,268
Portland General Electric Co.	115,423	3,500,780

		54,966,631

Electrical Equipment — 0.3%
AZZ, Inc	134,950	6,504,590
Generac Holdings, Inc.	203,623	7,196,037

		13,700,627

Electronic Equipment, Instruments & Components — 0.6%
Badger Meter, Inc.	143,200	7,664,064

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
Ingram Micro, Inc. (Class A Stock)*	363,138	$7,146,556
Jabil Circuit, Inc.	57,999	1,071,821
MTS Systems Corp.	44,508	2,588,140
SYNNEX Corp.*(a)	91,906	3,400,522
Tech Data Corp.*	64,769	2,954,114
Vishay Intertechnology, Inc.*(a)	259,226	3,528,066

		28,353,283

Energy Equipment & Services — 0.5%
CARBO Ceramics, Inc.(a)	38,171	3,476,233
Geospace Technologies Corp.*	68,135	7,353,129
Helmerich & Payne, Inc.	106,434	6,460,544
Patterson-UTI Energy, Inc.(a)	298,874	7,125,156

		24,415,062

Food & Staples Retailing — 0.5%
CVS Caremark Corp.	136,818	7,523,622
Susser Holdings Corp.*(a)	112,440	5,746,808
Wal-Mart Stores, Inc.	97,678	7,309,245

		20,579,675

Food Products — 0.8%
Boulder Brands, Inc.*(a)	349,812	3,141,312
Cal-Maine Foods, Inc.	13,656	581,199
General Mills, Inc.	151,244	7,457,842
Green Mountain Coffee Roasters, Inc.*(a)	149,628	8,492,885
Hormel Foods Corp.	187,405	7,743,575
Tyson Foods, Inc. (Class A Stock)	310,541	7,707,628

		35,124,441

Gas Utilities — 0.5%
AGL Resources, Inc.	518,362	21,745,286

Healthcare Equipment & Supplies — 0.4%
Abaxis, Inc.	122,379	5,790,974
Cynosure, Inc. (Class A Stock)*	87,793	2,297,543
Stryker Corp.	109,343	7,133,537
SurModics, Inc.*	139,002	3,787,805

		19,009,859

Healthcare Providers & Services — 1.5%
AmerisourceBergen Corp.	148,007	7,614,960
AMN Healthcare Services, Inc.*	653,514	10,345,127
Chemed Corp.(a)	45,422	3,632,852
DaVita HealthCare Partners, Inc.*	58,855	6,979,614
Hanger, Inc.*	187,812	5,921,712
Henry Schein, Inc.*	79,127	7,323,204
Humana, Inc.	101,136	6,989,509
LifePoint Hospitals, Inc.*	80,179	3,885,474
Magellan Health Services, Inc.*	68,369	3,252,313
McKesson Corp.	66,284	7,156,021
MWI Veterinary Supply, Inc.*	27,502	3,637,414

		66,738,200

Hotels, Restaurants & Leisure — 2.3%
AFC Enterprises, Inc.*	338,037	12,280,884
Buffalo Wild Wings, Inc.*(a)	44,697	3,912,328
Interval Leisure Group, Inc.	307,639	6,688,072
Krispy Kreme Doughnuts, Inc.*	1,258,262	18,169,303
Ladbrokes PLC (United Kingdom)	12,209,227	41,889,041
Marriott Vacations Worldwide Corp.*	184,826	7,930,884
Papa John’s International, Inc.*	140,839	8,706,667

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Texas Roadhouse, Inc.	179,865	$3,631,474

		103,208,653

Household Durables — 6.1%
D.R. Horton, Inc.(a)	2,061,575	50,096,273
Garmin Ltd. (Switzerland)*(a)	597,835	19,752,468
Lennar Corp. (Class A Stock)(a)	1,199,517	49,755,965
Meritage Homes Corp.*	193,598	9,072,002
Mohawk Industries, Inc.*	439,277	49,691,014
Tupperware Brands Corp.	589,701	48,202,160
Whirlpool Corp.	420,521	49,814,918

		276,384,800

Industrial Conglomerates — 1.1%
Danaher Corp.	114,298	7,103,621
General Electric Co.	1,774,319	41,022,255

		48,125,876

Insurance — 2.7%
Alleghany Corp.*	18,372	7,273,842
Allstate Corp. (The)	453,471	22,251,822
Amtrust Financial Services, Inc.	103,373	3,581,874
Chubb Corp. (The)	82,454	7,217,199
Cincinnati Financial Corp.	461,284	21,767,992
Hanover Insurance Group, Inc. (The)	79,700	3,959,496
Marsh & McLennan Cos., Inc.	190,569	7,235,905
ProAssurance Corp.	150,045	7,101,630
RSA Insurance Group PLC (United Kingdom)	22,559,263	39,899,385
Stewart Information Services Corp.(a)	94,548	2,408,138

		122,697,283

Internet Software & Services — 0.2%
AOL, Inc.*(a)	183,082	7,046,826
Opentable, Inc.*(a)	61,742	3,888,511

		10,935,337

IT Consulting & Services — 1.0%
CACI International, Inc. (Class A Stock)*(a)	66,256	3,834,235
Cognizant Technology Solutions Corp. (Class A Stock)*	90,692	6,947,914
Jack Henry & Associates, Inc.	151,815	7,015,371
MAXIMUS, Inc.	362,949	29,025,032

		46,822,552

Leisure Equipment & Products — 0.2%
Nautilus, Inc.*	931,604	6,800,709
Smith & Wesson Holding Corp.*(a)	354,551	3,190,959

		9,991,668

Machinery — 1.7%
American Railcar Industries, Inc.	117,518	5,492,791
Flowserve Corp.	292,102	48,988,426
Lindsay Corp.(a)	178,669	15,755,032
Proto Labs, Inc.*(a)	132,268	6,494,359

		76,730,608

Media — 0.2%
Scholastic Corp.(a)	106,896	2,848,778
Washington Post Co. (The) (Class B Stock)(a)	16,542	7,394,274

		10,243,052

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining — 1.5%
Commercial Metals Co.	1,253,443	$19,867,072
POSCO (South Korea), ADR(a)	205,111	15,118,732
Teck Resources Ltd. (Canada) (Class B Stock)	532,298	14,989,512
Vale SA (Brazil), ADR(a)	901,559	15,587,955
Worthington Industries, Inc.	113,330	3,510,963

		69,074,234

Multiline Retail — 0.3%
Dollar Tree, Inc.*	154,210	7,468,390
Family Dollar Stores, Inc.	120,679	7,126,095

		14,594,485

Multi-Utilities — 1.6%
Avista Corp.	183,013	5,014,556
Black Hills Corp.	496,255	21,855,070
NiSource, Inc.	757,099	22,213,285
Public Service Enterprise Group, Inc.	639,191	21,949,819

		71,032,730

Oil, Gas & Consumable Fuels — 5.1%
BP PLC (United Kingdom), ADR	412,854	17,484,367
Canadian Natural Resources Ltd. (Canada)	548,127	17,611,320
Chevron Corp.	59,179	7,031,649
China Petroleum & Chemical Corp. (China) (Class H Stock)	28,100,000	32,953,028
China Petroleum & Chemical Corp. (China), ADR(a)	146,102	17,082,246
ConocoPhillips	361,798	21,744,060
Delek US Holdings, Inc.	93,706	3,697,639
Eni SpA (Italy), ADR(a)	367,513	16,497,659
EPL Oil & Gas, Inc.*	203,351	5,451,840
Hollyfrontier Corp.	124,992	6,430,838
Petroleo Brasileiro SA (Brazil), ADR	1,127,451	18,681,863
Royal Dutch Shell PLC (United Kingdom), ADR(a)	256,317	16,701,616
Statoil ASA (Norway), ADR	652,945	16,075,506
Suncor Energy, Inc. (Canada)	550,804	16,529,628
Total SA (France), ADR	335,645	16,104,247

		230,077,506

Paper & Forest Products — 0.1%
Neenah Paper, Inc.	96,865	2,979,567

Personal Products — 0.2%
Nu Skin Enterprises, Inc. (Class A Stock)(a)	86,880	3,840,096
Prestige Brands Holdings, Inc.*	273,043	7,014,475

		10,854,571

Pharmaceuticals — 1.0%
Pfizer, Inc.	1,512,800	43,659,408
Questcor Pharmaceuticals, Inc.(a)	104,800	3,410,192

		47,069,600

Professional Services — 0.2%
On Assignment, Inc.*	280,393	7,096,747

Real Estate Investment Trusts — 0.1%
CYS Investments, Inc.	295,700	3,471,518

Road & Rail — 1.3%
Canadian Pacific Railway Ltd. (Canada)	381,461	49,769,217
Knight Transportation, Inc.	222,255	3,578,305

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Werner Enterprises, Inc.(a)	153,702	$3,710,366

		57,057,888

Semiconductor Equipment & Product — 1.2%
Advanced Energy Industries, Inc.*	208,964	3,824,041
ATMI, Inc.*	91,634	2,055,351
Intel Corp.	1,981,168	43,288,521
Ultratech, Inc.*	146,123	5,776,242

		54,944,155

Software — 1.9%
Activision Blizzard, Inc.	490,855	7,151,757
Electronic Arts, Inc.*	384,149	6,799,437
Manhattan Associates, Inc.*	322,037	23,924,129
Microsoft Corp.	1,481,691	42,391,179
Symantec Corp.*	301,317	7,436,504

		87,703,006

Specialty Retail — 1.8%
Aaron’s, Inc.	124,548	3,572,037
Brown Shoe Co., Inc.	235,700	3,771,200
Conn’s, Inc.*(a)	454,753	16,325,633
Haverty Furniture Cos., Inc.	178,210	3,663,998
Lithia Motors, Inc. (Class A Stock)(a)	122,802	5,830,639
Lumber Liquidators Holdings, Inc.*(a)	381,846	26,813,226
O’Reilly Automotive, Inc.*	68,456	7,020,163
Rent-A-Center, Inc.	96,436	3,562,346
Stage Stores, Inc.	165,783	4,290,464
TJX Cos., Inc. (The)	156,415	7,312,401

		82,162,107

Textiles, Apparel & Luxury Goods — 0.9%
Gildan Activewear, Inc. (Canada)(a)	977,545	39,013,821
Movado Group, Inc.	102,381	3,431,811

		42,445,632

Thrifts & Mortgage Finance — 1.3%
Astoria Financial Corp.	927,609	9,146,225
New York Community Bancorp, Inc.(a)	1,565,904	22,470,722
People’s United Financial, Inc.(a)	1,614,049	21,692,819
ViewPoint Financial Group, Inc.	218,050	4,384,985

		57,694,751

Tobacco — 0.5%
Universal Corp.(a)	369,618	20,713,393

Trading Companies & Distributors — 0.1%
DXP Enterprises, Inc.*	75,598	5,647,171

Transportation Infrastructure — 0.4%
COSCO Pacific Ltd. (Bermuda)	12,198,141	17,662,141

Water Utilities — 0.1%
American States Water Co.	106,477	6,129,881

Wireless Telecommunication Services — 1.8%
NTT DoCoMo, Inc. (Japan), ADR	1,086,381	16,154,485
VimpelCom Ltd. (Bermuda), ADR	1,405,618	16,712,798
Vodafone Group PLC (United Kingdom)	16,465,119	46,683,652

		79,550,935

TOTAL COMMON STOCKS
(cost $2,708,464,780)		2,779,221,176

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) — 2.8%
Aerospace & Defense — 0.1%
Beechcraft Holdings,
Term Loan B
5.750%	12/05/20	B1	750	$752,500
Booz Allen Hamilton,
Initial Tranche Term Loan B
4.500%	07/18/19	Ba3	398	402,975
DynCorp International,
Term Loan
6.250%	07/07/16	Ba2	700	704,328
Sequa Corp.,
Term Loan B
5.250%	05/29/17	B1	389	394,860
TransDigm, Inc.,
Term Loan C
3.750%	02/25/20	Ba2	1,109	1,122,277

				3,376,940

Airlines
United Continental Holdings, Inc.,
Term Loan B
4.000%	03/12/19	Ba2	400	403,875

Auto Components — 0.1%
Allison Transmission,
Term Loan B-3
4.250%	08/23/19	Ba3	1,159	1,172,795
Dupont Performance Coatings,
Term Loan B
4.750%	01/17/20	B1	370	374,667
Goodyear Tire & Rubber Co. (The),
Term Loan (Second Lien)
4.750%	04/30/19	Ba1	429	432,675
HHI Group Holdings, LLC,
Term Loan B
5.000%	09/18/19	B2	862	869,650
Metaldyne, LLC,
Term Loan B
5.000%	12/04/18	B1	566	574,597
Tomkins PLC,
Term Loan B-2
3.750%	09/29/16	Ba2	725	732,755

				4,157,139

Automobiles
Chrysler Group LLC,
Term Loan B
6.000%	05/25/17	Ba1	987	1,005,952

Biotechnology
Grifols, Inc.,
U.S. Term Loan B
4.250%	06/01/17	Ba2	1,149	1,159,074

Building Products
Unifrax Holding Co.,
Term Loan B
4.250%	11/30/18	B1	379	382,248

Capital Markets — 0.1%
Hamilton Lane Advisors LLC,
Term Loan B
5.250%	02/28/18	Ba3	550	551,375

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Capital Markets (cont’d.)
LPL Holdings, Inc.,
Initial Tranche Term Loan B
4.000%	03/29/19	Ba2	330	$332,475
Mondrian Investment Partners Ltd.,
Term Loan B
4.000%	07/12/18	Ba2	556	556,391
Nuveen Investments, Inc.,
Additional Extended Term Loan (First Lien)
5.204%	05/13/17	B2	1,000	1,016,250

				2,456,491

Chemicals — 0.1%
Ascend Performance Materials,
Term Loan B
6.750%	04/04/18	B1	297	302,569
AZ Chem US, Inc.,
Term Loan B
5.250%	12/19/17	Ba3	1,027	1,040,064
Houghton International, Inc.,
Term Loan B
5.250%	12/13/19	B1	289	293,132
INEOS US Finance LLC,
6 Year Term Loan
6.500%	05/04/18	B1	778	789,525
Monarch (Ai Chem & Cy US Acquico),
Term Loan B-2 (First Lien)
4.500%	09/12/19	Ba3	800	801,500
Nusil Technology LLC,
Incremental Term Loan
5.000%	04/28/17	B1	450	452,438
Taminco Global Chemical Corp.,
Tranche Dollar Term Loan B-1
4.250%	02/15/19	B1	495	499,341
Tronox, Inc.,
Term Loan B
4.500%	03/13/20	Ba2	1,200	1,214,850
Univar, Inc.,
Term Loan B
5.000%	06/30/17	B2	798	804,804

				6,198,223

Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc.,
Term B Loan
4.250%	10/09/19	B1	962	971,494
Garda World Security Corp.,
Term Loan B
4.500%	10/31/19	Ba1	399	403,738
SGS International, Inc.,
Term Loan B
5.000%	10/17/19	B1	333	334,370
WCA Waste Corp.,
Term Loan B
5.500%	03/23/18	B1	495	498,094

				2,207,696

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Communications Equipment — 0.1%
Alcatel-Lucent USA, Inc.,
Term Loan B
6.250%	07/29/16	B1	190	$192,494
Term Loan C
7.250%	01/29/19	B1	389	394,779
ARRIS Group, Inc.,
Term Loan B
3.500%	02/07/20	Ba3	860	861,344
Commscope, Inc.,
Tranche 1 Term Loan B
3.750%	01/14/18	Ba3	987	996,045

				2,444,662

Construction & Engineering
Terex Corp.,
Term Loan
4.500%	04/28/17	Ba2	494	499,438
WireCo Worldgroup, Inc.,
Term Loan B
6.000%	02/15/17	Ba2	597	603,716

				1,103,154

Consumer Finance
Ocwen Financial Corp.,
Term Loan B
5.000%	01/28/18	B1	267	270,667
Walter Investment Management Corp.,
Term Loan B
5.750%	11/28/17	B2	980	995,505

				1,266,172

Containers & Packaging — 0.1%
Berlin Packaging,
Term Loan B
4.750%	03/18/19	B1	1,050	1,044,750
Berry Plastics,
Term D Loan
3.500%	02/04/20	B1	1,000	997,321
Reynolds Group Holdings, Inc.,
U.S. Term Loan
4.750%	09/28/18	B1	536	543,136

				2,585,207

Distributors
WESCO Distribution, Inc.,
Term Loan B-1
4.500%	12/04/19	Ba3	594	598,525

Diversified Consumer Services
Asurion Corp.,
Term Loan B-1
4.500%	05/24/19	Ba2	950	956,651
4.750%	07/23/17	Ba2	469	474,023
Bright Horizons Family Solutions LLC,
Term Loan B
4.000%	01/20/20	B1	177	178,368

				1,609,042

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Financial Services — 0.2%
AlixPartners, LLP,
Term Loan B-1(First Lien)
3.534%	06/29/17	Ba3	1,000	$1,003,750
Duff & Phelps,
Term Loan B
4.500%	03/12/20	B1	500	504,688
EZE Software Group,
Term Loan B
4.750%	03/14/20	B1	1,050	1,061,813
Flying Fortress, Inc. (ILFC),
Term Loan B
5.000%	06/30/17	Ba2	1,000	1,003,750
iPayment, Inc.,
Term Loan B
5.750%	05/08/17	Ba2	495	496,828
MoneyGram Payment Systems Worldwide, Inc.,
Term Loan B
4.250%	03/25/20	B1	1,364	1,373,827
RPI Finance Trust (Royalty Pharma),
6.75 Year Term Loan
3.500%	05/09/18	Baa2	979	987,274
Incremental Term Loan B
4.000%	11/09/18	Baa2	395	399,042
TCW Group, Inc.,
Term Loan B
4.000%	12/20/19	Ba1	844	850,645

				7,681,617

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA,
Term Loan B
4.250%	04/02/18	B1	988	1,002,312
Telesat Canada,
Term Loan B
5.500%	03/25/19	Ba3	682	686,252
Windstream Corp.,
Term Loan B4
3.500%	01/08/20	Baa3	1,222	1,232,629

				2,921,193

Food & Staples Retailing
BJ’s Wholesale Club, Inc.,
New Replacement Loan (First Lien)
4.250%	09/20/19	B3	713	718,437

Food Products — 0.1%
Blue Buffalo Company, Ltd.,
Term Loan B
4.750%	08/08/19	B1	1,141	1,152,388
Dole Food Co., Inc.,
Tranche Term Loan B-2
5.000%	07/08/18	Ba2	118	118,353
Dole Food Company, Inc.,
Tranche Term Loan C-2
5.000%	07/08/18	Ba2	211	211,789
H.J. Heinz Co.,
Term Loan B-2
3.500%	03/18/20	Ba2	750	756,375

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Food Products (cont’d.)
JBS USA, LLC,
Term Loan B
3.750%	05/25/18	Ba3	990	$994,900
Pinnacle Foods Finance LLC,
Tranche Term Loan F
4.750%	10/17/18	Ba3	425	429,155

				3,662,960

Healthcare Equipment & Supplies — 0.1%
Alere, Inc.,
Term Loan B
4.250%	06/30/17	Ba3	988	996,141
Bausch & Lomb, Inc.,
Term Loan B
5.250%	05/10/19	B1	709	714,621
Biomet, Inc.,
Extended Term Loan B
3.948%	07/25/17	B1	704	710,950
ConvaTec, Inc.,
Term Loan B
5.000%	12/22/16	Ba3	319	323,421
DJO Finance, LLC,
Extended Tranche Term Loan B-2
4.750%	09/15/17	Ba3	850	863,312
Hologic, Inc.,
Term Loan B
4.500%	07/19/19	Ba2	888	899,868
Kinetic Concepts, Inc.,
Dollar Term Loan C-1
5.500%	05/04/18	Ba2	1,441	1,465,676

				5,973,989

Healthcare Providers & Services — 0.2%
Community Health Systems,
Extended Term Loan
3.787%	01/25/17	Ba3	1,119	1,129,191
DaVita, Inc.,
Term Loan B
4.500%	10/20/16	Ba2	982	991,499
Term Loan B-2
4.000%	08/21/19	Ba2	150	150,934
Emergency Medical Services Corp.,
Term Loan B
4.000%	05/25/18	B1	855	857,257
Fresenius SE,
Term Loan D-1
3.250%	09/10/14	Baa3	639	639,606
Term Loan D-2
3.250%	09/10/14	Baa3	343	343,045
HCA, Inc.,
Tranche Term Loan B-3
3.454%	05/31/18	Ba3	2,000	2,015,816
Health Management Associates, Inc.,
Term Loan B
3.500%	11/16/18	Ba3	886	893,403
Rural Metro Corp.,
Term Loan (First Lien)
5.750%	06/30/18	B1	985	989,641

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Healthcare Providers & Services (cont’d.)
Select Medical Corp.,
Series A, Tranche Term Loan B
5.500%	06/01/18	B1	746	$748,116
Sheridan Holdings, Inc.,
Term Loan B
4.500%	06/29/18	B1	254	256,270
Vanguard Health Holding Co. II, LLC / Vanguard Health System, Inc.,
Term Loan B
3.750%	01/29/16	Ba2	985	996,176

				10,010,954

Healthcare Technology — 0.1%
Emdeon Business Services LLC,
Term Loan B-1
5.000%	11/02/18	Ba3	1,817	1,839,822
Trizetto Group, Inc.,
Term Loan B
4.750%	05/02/18	B1	987	992,683
Truven Holding Corp.,
Term Loan B
5.750%	06/01/19	Ba3	995	1,007,425

				3,839,930

Hotels, Restaurants & Leisure — 0.1%
Focus Brands, Inc.,
Term Loan (First Lien)
6.250%	02/21/18	B1	1,121	1,138,071
Penn National Gaming, Inc.,
Facility Term Loan B
3.750%	07/15/18	Ba1	1,125	1,133,089
Pinnacle Entertainment, Inc.,
Series A, Incremental Term Loan
4.000%	03/19/19	Ba1	330	331,650
Six Flags, Inc.,
Tranche Term Loan B
4.000%	01/17/19	Ba2	416	418,590
Wendy’s International, Inc.,
Term Loan B
4.750%	05/15/19	B1	498	502,027

				3,523,427

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The),
Term Loan B
3.750%	06/01/18	Ba1	768	778,297
Calpine Corp.,
Term Loan B-1
4.000%	04/01/18	B1	982	994,737
Term Loan B-3
4.000%	09/27/19	B1	796	805,751
Freif North American Power I LLC,
Term Loan B
6.000%	03/29/19	Ba3	522	524,230
Term Loan C
6.000%	03/29/19	Ba3	84	83,989
NRG Energy, Inc.,
Term Loan B
3.250%	07/01/18	Baa3	983	994,781

				4,181,785

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Industrial Conglomerates
Hamilton Sundstrand Industrial,
Term Loan B
4.000%	12/05/19	B1	384	$385,856
Tomkins Air Distribution,
Term Loan B
3.750%	11/09/18	B1	594	602,644

				988,500

Insurance
CNO Financial Group, Inc. (Conseco),
Term Loan B-2
5.000%	09/20/18	Ba3	614	622,101
Cunnigham Lindsey Group Ltd.,
Term Loan (First Lien)
5.000%	10/18/19	Ba3	798	811,965

				1,434,066

IT Services
Presidio, Inc.,
Term Loan B
5.750%	03/31/17	Ba3	667	670,110
West Corp.,
Term Loan B-6
4.250%	06/01/18	Ba3	398	403,970

				1,074,080

Leisure Equipment & Products
Live Nation Entertainment, Inc.,
Term Loan B
4.500%	11/07/16	Ba2	982	988,437

Life Sciences Tools & Services — 0.1%
Pharmaceutical Product Development, Inc.,
Term Loan B
4.250%	12/05/18	Ba3	998	1,008,929
Quintiles Transnational Holdings, Inc.,
Term Loan B-1
4.500%	06/01/18	B1	655	662,698
Term Loan B-2
4.500%	06/08/18	B1	621	628,538

				2,300,165

Media — 0.3%
AMC Entertainment,
Extended Term Loan B-2
4.250%	12/15/16	Ba2	984	990,728
Bresnan Broadband Holdings LLC,
Term Loan B
4.500%	12/14/17	Ba3	936	940,410
Cequel Communications LLC,
Term Loan B
4.000%	02/14/19	Ba2	990	997,889
Cumulus Media Holdings, Inc.,
Term Loan B
4.500%	09/16/18	Ba2	987	997,840
Formula One (Alpha Topco Ltd.),
Extended Term Loan B
6.000%	04/29/19	B1	990	1,000,279

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
FoxCo Acquisition LLC,
Term Loan B
5.500%	07/14/17	B2	698	$710,178
Hubbard Radio LLC,
Term Loan (First Lien)
4.500%	04/29/17	Ba3	745	756,069
Kabel Deutschland,
Term Loan F
3.250%	02/01/19	Ba2	1,250	1,252,679
LIN Television Corp.,
Term Loan B
4.000%	12/21/18	Ba3	423	427,978
NEP Holdco, Inc.,
Term Loan B (First Lien)
4.750%	01/22/20	B1	1,006	1,013,485
Nexstar Broadcasting Group, Inc.,
Term Loan B
4.500%	11/19/19	Ba2	228	232,141
4.500%	11/19/19	Ba2	97	98,141
Sinclair Television Group, Inc.,
New Tranche Term Loan B
4.000%	10/28/16	Ba1	978	979,254
Tribune Co.,
Term Loan B
4.000%	12/17/19	Ba3	581	585,615
Univision Communications, Inc.,
Term Loan C1(First Lien)
4.750%	02/28/20	B2	774	777,849
Village Roadshow Films Ltd.,
Term Loan B
4.750%	11/21/17	A2	450	454,500
Virgin Media,
Term Loan B
3.500%	02/06/20	Ba3	1,225	1,226,276

				13,441,311

Metals & Mining
Fortescue Metal Group Ltd.,
Term Loan B
5.250%	10/02/17	Ba1	746	754,245

Oil, Gas & Consumable Fuels
American Petroleum Tankers Parent LLC,
Extended Term Loan B-1
4.750%	07/25/17	B1	150	149,250
Arch Coal, Inc.,
Term Loan
5.750%	05/14/18	Ba3	614	623,622
Plains Exploration & Production Co.,
7 Year Term Loan
4.000%	10/15/19	Ba1	357	357,270
Ruby Western Pipeline Holdings, LLC,
Term Loan B
3.500%	03/22/20	Ba2	200	202,250

				1,332,392

Pharmaceuticals — 0.2%
Catalent Pharma Solutions, Inc.,
Term Loan C
4.250%	09/15/17	Ba3	1,403	1,414,613

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Pharmaceuticals (cont’d.)
IMS Healthcare,
Tranche Dollar Term Loan B
3.750%	08/26/17	Ba3	1,521	$1,535,805
Par Pharmaceutical, Inc.,
Term Loan B
4.250%	09/30/19	B1	1,279	1,292,076
Valeant Pharmaceuticals International, Inc.,
Series D, Tranche Term Loan B
3.500%	02/13/19	Ba1	542	546,618
Warner Chilcott Co. LLC,
Additional Term Loan B-1
4.250%	03/15/18	Ba3	145	147,155
Term Loan B-1
4.250%	03/15/18	Ba3	334	338,050
Term Loan B-2
4.250%	03/15/18	Ba3	118	119,788
Term Loan B-3
4.250%	03/15/18	Ba3	263	266,387
Term Loan B-4
3.243%	08/15/17	Ba3	950	957,125
Term Loan B-5
3.243%	08/15/17	Ba3	190	191,425

				6,809,042

Professional Services — 0.1%
Acosta, Inc.,
Term Loan
5.000%	03/02/18	B1	995	1,005,813
Advantage Sales & Marketing, Inc.,
Term Loan (First Lien)
4.250%	12/17/17	B1	982	995,153
Genpact International, Inc.,
Term Loan B
4.250%	08/17/19	Ba2	398	402,809
Symphonyiri Group Inc.,
Term Loan B
4.500%	12/01/17	B1	1,232	1,244,781

				3,648,556

Real Estate Investment Trusts — 0.1%
iStar Financial, Inc.,
2017 Term Loan
4.500%	10/15/17	B1	2,512	2,525,957
Tranche Term Loan A-1
5.250%	03/09/16	Ba3	74	74,344

				2,600,301

Real Estate Management & Development
Realogy Corp.,
Term Loan B
4.500%	02/12/20	B1	250	253,203
Road & Rail
Hertz Corp. (The),
Term Loan B
3.750%	03/11/18	Ba1	982	987,676
Term Loan B-2
3.750%	03/11/18	Ba1	855	866,044

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Road & Rail (cont’d.)
Swift Transportation Co., LLC,
Term Loan B-2
4.000%	12/21/17	Ba2	172	$174,424

				2,028,144

Semiconductors & Semiconductor Equipment
Freescale Semiconductor, Inc.,
Term Loan B
5.000%	01/30/20	B1	1,350	1,355,063
Software — 0.1%
Datatel, Inc. (Sophia, L.P.),
Term Loan B
4.500%	07/17/18	B1	580	588,249
Dealer Computer Services, Inc.,
Tranche Term Loan B
3.750%	04/06/18	Ba2	545	547,529
Deltek, Inc.,
Term Loan B
5.000%	10/10/18	B1	333	336,033
Eagle Parent, Inc.,
Term Loan B
4.500%	05/16/18	Ba3	987	997,761
Lawson Software, Inc.,
Term Loan B-2
5.250%	04/05/18	Ba3	780	792,829
Riverbed Technology, Inc.,
Term Loan B
4.000%	12/13/19	Ba3	281	283,205
Sungard Data Systems, Inc.,
Term Loan D
4.500%	12/14/19	Ba3	413	417,641
Verint Systems, Inc.,
Term Loan B
4.000%	09/06/19	B1	800	805,000
Wall Street Systems, Inc.,
Term Loan B
5.750%	10/31/19	B2	599	604,485

				5,372,732

Specialty Retail — 0.1%
AOT Bedding Super Holdings LLC,
Term Loan B
5.000%	10/01/19	B1	800	810,000
KAR Auction Services, Inc.,
Term Loan B
3.750%	05/19/17	Ba3	763	769,695
Payless ShoeSource,
Term Loan B
7.250%	10/09/19	B1	649	658,608
Phillips-Van Heusen Corp.,
Term Loan B
3.250%	12/31/19	Ba1	380	383,800
Pilot Travel Centers LLC,
First Amendment Tranche Term Loan B-2
4.250%	08/01/19	Ba2	249	251,160
Rite Aid Corp.,
Term Loan B
4.000%	02/07/20	B1	375	378,516

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Specialty Retail (cont’d.)
Tempur-Pedic International, Inc.,
Term Loan B
5.000%	11/20/19		Ba3	950	$962,214

					4,213,993

Wireless Telecommunication Services — 0.1%
Cricket Communications, Inc.,
Term Loan C
4.750%	03/15/20		Ba3	550	553,094
Crown Castle Operating Co.,
Tranche Term Loan B
4.000%	01/31/19		Ba3	987	997,862
DigitalGlobe, Inc.,
Term Loan B
3.750%	01/25/20		Ba2	384	387,797
Syniverse Holdings, Inc.,
Term Loan
1.500%	04/23/19		B1	570	569,525
Term Loan B
5.000%	04/20/19		B1	993	997,463

					3,505,741

TOTAL BANK LOANS (cost $123,701,094)					125,568,663

CORPORATE BONDS — 27.6%
Aerospace & Defense — 0.6%
United Technologies Corp.,
Sr. Unsec’d. Notes
1.200%	06/01/15	(a)	A2	6,500	6,591,195
1.800%	06/01/17	(a)	A2	5,500	5,673,179
3.100%	06/01/22	(a)	A2	7,900	8,279,840
4.500%	06/01/42		A2	7,500	7,994,010

					28,538,224

Beverages — 1.5%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
1.250%	01/17/18	(a)	A3	3,000	2,995,125
2.625%	01/17/23	(a)	A3	3,000	2,965,656
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
1.375%	07/15/17		A3	16,300	16,435,714
2.500%	07/15/22		A3	14,600	14,350,720
PepsiCo, Inc.,
Sr. Unsec’d. Notes
0.700%	08/13/15		Aa3	4,000	4,005,984
0.700%	02/26/16	(a)	Aa3	9,900	9,901,693
1.250%	08/13/17	(a)	Aa3	4,800	4,815,245
2.750%	03/05/22		Aa3	6,900	7,032,121
2.750%	03/01/23	(a)	Aa3	5,100	5,104,758

					67,607,016

Biotechnology — 0.5%
Amgen, Inc.,
Sr. Unsec’d. Notes
1.875%	11/15/14		Baa1	12,200	12,440,718
2.125%	05/15/17	(a)	Baa1	2,700	2,788,441
2.300%	06/15/16		Baa1	4,800	4,995,384

					20,224,543

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Capital Markets — 2.1%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	05/03/15		A3	12,300	$12,823,070
3.625%	01/22/23	(a)	A3	12,400	12,487,209
5.150%	01/15/14	(a)	A3	5,600	5,796,101
6.000%	06/15/20	(a)	A3	4,400	5,192,946
6.250%	02/01/41		A3	11,500	13,666,083
Morgan Stanley,
Sr. Unsec’d. Notes
3.450%	11/02/15	(a)	Baa1	3,700	3,877,511
3.800%	04/29/16	(a)	Baa1	4,100	4,349,788
4.750%	03/22/17	(a)	Baa1	2,500	2,757,557
6.375%	07/24/42	(a)	Baa1	11,300	13,576,408
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21	(a)	Baa1	11,400	13,069,051
5.550%	04/27/17	(a)	Baa1	7,800	8,819,140

					96,414,864

Chemicals — 0.4%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19		Baa2	14,100	18,952,783

Commercial Banks — 1.8%
HSBC USA, Inc.,
Sr. Unsec’d. Notes
2.375%	02/13/15	(a)	A2	13,900	14,301,988
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.750%	08/13/15		Baa1	7,800	8,311,306
Wells Fargo & Co.,
Sr. Unsec’d. Notes
1.500%	07/01/15		A2	16,100	16,366,020
1.500%	01/16/18	(a)	A2	7,200	7,185,031
5.625%	12/11/17		A2	9,300	11,000,393
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	(a)	A2	9,600	10,089,581
Wells Fargo Bank NA,
Sub. Notes
5.950%	08/26/36		A1	10,170	12,560,642

					79,814,961

Consumer Finance — 0.7%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15		Baa1	11,000	10,959,080
2.150%	03/23/15		Baa1	7,300	7,449,701
4.750%	07/15/21	(a)	Baa1	11,800	13,314,270

					31,723,051

Diversified Financial Services — 4.2%
Bank of America Corp.,
Sr. Unsec’d. Notes
1.500%	10/09/15		Baa2	7,000	7,023,121
Sr. Unsec’d. Notes, MTN
1.250%	01/11/16	(a)	Baa2	8,300	8,265,323
2.000%	01/11/18	(a)	Baa2	9,800	9,753,381
3.300%	01/11/23		Baa2	15,700	15,481,126
5.875%	02/07/42	(a)	Baa2	1,900	2,257,259

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/16		Baa2	11,700	$11,685,901
4.450%	01/10/17	(a)	Baa2	6,000	6,605,616
4.500%	01/14/22	(a)	Baa2	13,100	14,564,750
5.875%	01/30/42	(a)	Baa2	2,700	3,226,883
8.500%	05/22/19		Baa2	7,306	9,733,404
Sub. Notes
5.000%	09/15/14		Baa3	12,900	13,545,387
6.125%	08/25/36		Baa3	7,500	8,576,437
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.800%	01/25/18	(a)	A2	10,800	10,857,067
3.200%	01/25/23		A2	18,500	18,470,067
5.400%	01/06/42	(a)	A2	1,900	2,180,917
6.400%	05/15/38	(a)	A2	8,974	11,507,324
JPMorgan Chase Bank NA,
Sub. Notes, BKNT
6.000%	10/01/17		A1	4,500	5,300,771
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
5.000%	01/15/15		Baa2	3,000	3,191,361
6.150%	04/25/13		Baa2	8,700	8,730,520
6.875%	04/25/18	(a)	Baa2	5,655	6,825,698
Sub. Notes
6.110%	01/29/37		Baa3	9,700	10,925,605

					188,707,918

Diversified Telecommunication Services — 1.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
0.900%	02/12/16		A3	10,300	10,293,017
1.400%	12/01/17	(a)	A3	2,900	2,879,851
1.700%	06/01/17		A3	9,900	10,017,572
2.625%	12/01/22		A3	5,500	5,310,503
2.950%	05/15/16		A3	4,800	5,078,280
3.875%	08/15/21	(a)	A3	8,000	8,650,336
5.550%	08/15/41		A3	1,000	1,102,261
6.300%	01/15/38		A3	7,600	9,116,527
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22	(a)	A3	5,450	5,154,403
3.000%	04/01/16	(a)	A3	8,900	9,422,733
3.500%	11/01/21		A3	7,800	8,105,487
7.750%	12/01/30	(a)	A3	6,570	8,975,316

					84,106,286

Electric Utilities — 1.6%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17		Baa2	8,200	8,227,675
Commonwealth Edison Co.,
First Mortgage
6.150%	09/15/17		A3	2,700	3,257,239
Constellation Energy Group, Inc.,
Gtd. Notes
4.550%	06/15/15		Baa2	12,691	13,641,074

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	(a)	Baa2	7,700	$7,768,191
3.950%	09/15/14		Baa2	4,550	4,759,841
Duke Energy Florida, Inc.,
First Mortgage
5.650%	06/15/18		A2	4,700	5,631,728
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	(a)	Baa1	5,100	6,126,987
6.125%	04/01/36		Baa1	10,704	13,304,151
Southern Power Co.,
Series D, Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	7,200	7,856,266

					70,573,152

Food & Staples Retailing — 0.6%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
0.650%	12/07/15		A1	14,950	14,971,393
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37		Aa2	9,700	13,100,160

					28,071,553

Gas Utilities — 0.2%
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22		Baa2	7,200	7,646,681

Industrial Conglomerates — 1.5%
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.150%	01/09/15	(a)	A1	17,000	17,433,177
Sr. Unsec’d. Notes, MTN
2.300%	04/27/17		A1	8,900	9,210,165
3.150%	09/07/22		A1	9,200	9,141,184
5.625%	09/15/17	(a)	A1	7,500	8,789,820
6.750%	03/15/32		A1	7,050	8,973,903
6.875%	01/10/39	(a)	A1	2,400	3,144,554
General Electric Co.,
Sr. Unsec’d. Notes
0.850%	10/09/15	(a)	Aa3	10,700	10,735,695

					67,428,498

Insurance — 1.0%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.800%	03/22/17		Baa1	7,100	7,682,733
6.250%	05/01/36		Baa1	6,800	8,463,287
Berkshire Hathaway Finance Corp.,
Gtd. Notes
1.600%	05/15/17		Aa2	6,400	6,527,123
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42		A3	4,500	4,212,401
5.700%	06/15/35		A3	6,950	8,134,322
6.750%	06/01/16		A3	7,100	8,346,668

					43,366,534

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
IT Services — 0.1%
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.950%	07/22/16		Aa3	5,550	$5,756,865

Machinery — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.900%	05/27/21		A2	2,600	2,885,246

Media — 1.1%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		A3	5,200	7,879,955
Comcast Corp.,
Gtd. Notes
2.850%	01/15/23	(a)	A3	10,000	9,966,710
6.950%	08/15/37		A3	12,300	16,354,289
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
4.750%	10/01/14		Baa2	12,700	13,434,746
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
0.450%	12/01/15		A2	1,150	1,148,906

					48,784,606

Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
3.550%	03/01/22	(a)	Baa3	11,200	11,132,890
Newmont Mining Corp.,
Gtd. Notes
3.500%	03/15/22	(a)	Baa1	8,200	8,255,891

					19,388,781

Multiline Retail — 0.1%
Target Corp.,
Sr. Unsec’d. Notes
4.000%	07/01/42	(a)	A2	5,500	5,351,632

Multi-Utilities — 1.0%
Consolidated Edison Co. of New York, Inc.,
Series 08-A, Sr. Unsec’d. Notes
5.850%	04/01/18		A3	9,800	11,893,946
Sr. Unsec’d. Notes
7.125%	12/01/18		A3	2,200	2,854,603
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42	(a)	A3	4,500	4,152,639
6.050%	03/01/34		A3	7,500	9,381,833
Sempra Energy,
Sr. Unsec’d. Notes
2.000%	03/15/14		Baa1	13,500	13,662,000
6.500%	06/01/16		Baa1	4,000	4,661,836

					46,606,857

Oil, Gas & Consumable Fuels — 2.2%
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19		A1	12,700	15,538,044
6.500%	02/01/39		A1	10,900	14,575,753

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21	(a)	Baa2	9,700	$10,222,617
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.500%	09/01/23	(a)	Baa2	1,800	1,824,800
3.950%	09/01/22	(a)	Baa2	8,800	9,350,026
5.000%	08/15/42	(a)	Baa2	1,800	1,824,754
5.000%	03/01/43		Baa2	1,800	1,827,794
5.950%	02/15/18		Baa2	11,300	13,472,561
6.850%	02/15/20	(a)	Baa2	6,000	7,525,644
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38	(a)	Baa2	4,550	5,711,210
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22	(a)	Baa2	4,800	4,767,600
6.850%	10/15/37		Baa2	3,000	3,715,473
Williams Partners LP,
Sr. Unsec’d. Notes
3.800%	02/15/15		Baa2	10,500	11,057,099

					101,413,375

Pharmaceuticals — 0.6%
AbbVie, Inc.,
Gtd. Notes, 144A
1.200%	11/06/15		Baa1	6,200	6,248,168
1.750%	11/06/17		Baa1	10,000	10,121,610
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.100%	01/31/18	(a)	A1	7,500	7,533,450
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		A1	3,700	4,725,721

					28,628,949

Real Estate Investment Trusts — 0.7%
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	(a)	Baa2	14,100	14,899,738
HCP, Inc.,
Sr. Unsec’d. Notes
2.625%	02/01/20		Baa1	15,050	15,146,124

					30,045,862

Semiconductor Equipment & Product — 0.6%
Intel Corp.,
Sr. Unsec’d. Notes
1.350%	12/15/17		A1	17,800	17,860,609
2.700%	12/15/22		A1	1,800	1,783,399
4.250%	12/15/42		A1	6,000	5,860,986

					25,504,994

Software — 0.6%
Oracle Corp.,
Sr. Unsec’d. Notes
1.200%	10/15/17		A1	14,400	14,415,840
2.500%	10/15/22		A1	2,850	2,797,879
5.375%	07/15/40		A1	9,800	11,481,847

					28,695,566

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Specialty Retail — 0.3%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36	(a)	A3	9,300	$11,558,933

Tobacco — 1.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	(a)	Baa1	16,650	16,368,498
4.250%	08/09/42		Baa1	1,600	1,507,766
9.250%	08/06/19	(a)	Baa1	4,442	6,191,628
10.200%	02/06/39		Baa1	6,500	10,939,805
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	08/21/17	(a)	A2	12,300	12,258,069
2.500%	05/16/16		A2	8,500	8,945,885

					56,211,651

TOTAL CORPORATE BONDS (cost $1,205,927,747)					1,244,009,381

U.S. TREASURY OBLIGATIONS — 3.2%
U.S. Treasury Bonds
2.750%	08/15/42			4,500	4,175,154
3.000%	02/15/43			1,350	1,352,531
5.375%	02/15/31			13,980	19,447,494
U.S. Treasury Notes
0.250%	12/15/15			36,100	36,023,865
0.250%	02/28/14	(k)		6,000	6,004,920
0.375%	01/15/16-02/15/16			8,800	8,808,120
0.500%	08/15/14	(k)		4,930	4,949,833
0.750%	12/31/17			39,800	39,852,854
1.000%	02/28/18			3,000	2,999,298
2.000%	11/15/22-02/15/23	(a)		21,700	21,599,318

TOTAL U.S. TREASURY OBLIGATIONS (cost $144,357,541)					145,213,387

		Value
TOTAL LONG-TERM INVESTMENTS (cost $4,182,451,162)		$4,294,012,607

	Shares
SHORT-TERM INVESTMENT — 17.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $798,373,199; includes $585,807,371 of cash collateral for securities on loan)(b)(w)	798,373,199	798,373,199

TOTAL INVESTMENTS — 112.8% (cost $4,980,824,361)		5,092,385,806
Liabilities in excess of other assets(x) — (12.8)%		(576,972,392)

NET ASSETS — 100.0%		$4,515,413,414

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
BKNT	Bank Note
EAFE	Europe, Australia, Far East
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $571,099,506; cash collateral of $585,807,371 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(1)

Long Positions:
515	Mini MSCI EAFE Index	Jun. 2013	$42,934,832	$42,724,400	$(210,432)
106	Russell 2000 Mini	Jun. 2013	9,799,240	10,042,440	243,200
1,128	S&P 500 E-Mini	Jun. 2013	86,550,270	88,136,280	1,586,010

					$1,618,778

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,559,381,548	$219,839,628	$—
Bank Loans	—	125,568,663	—
Corporate Bonds	—	1,244,009,381	—
U.S. Treasury Obligations	—	145,213,387	—
Affiliated Money Market Mutual Fund	798,373,199	—	—
Other Financial Instruments*
Futures	1,618,778	—	—

Total	$3,359,373,525	$1,734,631,059	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at December 31, 2012 was $1,741,412,266. Of that amount, $374,080,621 were classified as Level 2 investments as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $167,020,640 was transferred from Level 2 into Level 1 at March 31, 2013 as a result of using quoted prices in active markets for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.3%
COMMON STOCKS — 76.0%
Aerospace & Defense — 1.5%
BAE Systems PLC (United Kingdom)	13,059,395	$78,241,676
Cubic Corp.	103,810	4,434,763
Taser International, Inc.*	353,485	2,810,206

		85,486,645

Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.(a)	152,231	9,051,655

Airlines — 1.3%
Alaska Air Group, Inc.*(a)	168,745	10,792,930
Cathay Pacific Airways Ltd. (Hong Kong)	27,115,411	46,502,478
Delta Air Lines, Inc.*	612,989	10,120,448
JetBlue Airways Corp.*(a)	707,714	4,883,227

		72,299,083

Auto Components — 0.5%
Dorman Products, Inc.(a)	373,362	13,892,800
Lear Corp.	161,224	8,846,361
Standard Motor Products, Inc	155,371	4,306,884

		27,046,045

Automobiles — 1.1%
Honda Motor Co. Ltd. (Japan), ADR	566,429	21,671,574
Tata Motors Ltd. (India), ADR	988,703	24,134,240
Thor Industries, Inc.(a)	115,282	4,241,225
Winnebago Industries, Inc.*	646,757	13,349,064

		63,396,103

Biotechnology — 3.4%
Celgene Corp.*	581,613	67,414,763
Gilead Sciences, Inc.*(a)	1,370,161	67,041,978
Regeneron Pharmaceuticals, Inc.*(a)	355,547	62,718,491

		197,175,232

Building Products — 0.2%
Apogee Enterprises, Inc.	302,971	8,771,010
Trex Co., Inc.*	114,631	5,637,553

		14,408,563

Capital Markets — 1.0%
Man Strategic Holdings PLC (United Kingdom)	44,384,578	60,123,154

Chemicals — 0.5%
American Vanguard Corp.	179,575	5,484,221
CF Industries Holdings, Inc.	33,501	6,377,585
Stepan Co.	145,714	9,194,553
Tredegar Corp.	178,076	5,242,557

		26,298,916

Commercial Banks — 5.2%
Banco Santander SA (Spain), ADR(a)	2,713,526	18,479,112
Bank of China Ltd. (China) (Class H Stock)	150,983,000	70,246,623
Bank of the Ozarks, Inc.	68,013	3,016,376
China Construction Bank Corp. (China) (Class H Stock)	56,000,000	45,904,273
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	100,042,000	70,359,275
Mitsubishi UFJ Financial Group, Inc. (Japan), ADR	3,782,637	22,695,822
Mizuho Financial Group, Inc. (Japan), ADR	4,754,646	20,302,338
Shinhan Financial Group Co. Ltd. (South Korea), ADR*(a)	535,786	19,234,717

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Sumitomo Mitsui Financial Group, Inc. (Japan), ADR	2,631,693	$21,474,615
Western Alliance Bancorp*	590,598	8,173,876

		299,887,027

Commercial Services & Supplies — 0.6%
Healthcare Services Group, Inc.	195,561	5,012,228
Interface, Inc.	448,021	8,610,964
Quad/Graphics, Inc.(a)	225,863	5,407,160
Rollins, Inc.	146,408	3,594,316
UniFirst Corp.	52,029	4,708,625
United Stationers, Inc.	119,009	4,599,698

		31,932,991

Communications Equipment — 0.1%
EchoStar Corp. (Class A Stock)*	52,914	2,062,059
InterDigital, Inc.(a)	95,545	4,569,917

		6,631,976

Computers & Peripherals — 2.3%
Seagate Technology PLC (Ireland)(a)	2,133,630	78,005,513
Western Digital Corp.	1,122,592	56,443,926

		134,449,439

Construction Materials — 1.4%
Eagle Materials, Inc.	1,162,941	77,486,759

Consumer Finance — 0.2%
Cash America International, Inc.(a)	86,011	4,512,997
EZCORP, Inc. (Class A Stock)*	200,214	4,264,558
First Cash Financial Services, Inc.*	19,407	1,132,204

		9,909,759

Distributors — 0.8%
Li & Fung Ltd. (Bermuda)	33,200,000	45,895,115

Diversified Consumer Services — 0.2%
Bridgepoint Education, Inc.*	53,448	546,773
Carriage Services, Inc.	319,403	6,787,314
DeVry, Inc.(a)	145,053	4,605,433

		11,939,520

Diversified Financial Services — 0.7%
CME Group, Inc.	145,053	8,904,804
ING Groep NV (Netherlands), ADR*(a)	2,599,365	18,741,422
MarketAxess Holdings, Inc.	110,977	4,139,442
PHH Corp.*(a)	396,239	8,701,408

		40,487,076

Diversified Telecommunication Services — 3.1%
8x8, Inc.*(a)	493,506	3,380,516
AT&T, Inc.	1,935,536	71,014,816
BT Group PLC (United Kingdom), ADR	435,457	18,302,258
China Unicom Hong Kong Ltd. (Hong Kong), ADR(a)	1,466,823	19,772,774
France Telecom SA (France), ADR	2,108,373	21,421,070
Nippon Telegraph & Telephone Corp. (Japan), ADR	907,375	19,726,333
Telefonica SA (Spain), ADR(a)	1,609,373	21,742,629

		175,360,396

Electric Utilities — 0.2%
IDACORP, Inc.	93,059	4,491,958
PNM Resources, Inc.	194,808	4,537,078

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Portland General Electric Co.	146,725	$4,450,169

		13,479,205

Electrical Equipment — 0.3%
AZZ, Inc	174,399	8,406,032
Generac Holdings, Inc.	255,557	9,031,384

		17,437,416

Electronic Equipment, Instruments & Components — 0.9%
Badger Meter, Inc.	141,721	7,584,908
Ingram Micro, Inc. (Class A Stock)*	456,007	8,974,218
Jabil Circuit, Inc.	719,431	13,295,085
MTS Systems Corp.	146,575	8,523,336
SYNNEX Corp.*(a)	111,894	4,140,078
Tech Data Corp.*	81,249	3,705,767
Vishay Intertechnology, Inc.*(a)	325,342	4,427,905

		50,651,297

Energy Equipment & Services — 0.6%
CARBO Ceramics, Inc.(a)	47,741	4,347,773
Geospace Technologies Corp.*	86,476	9,332,490
Helmerich & Payne, Inc.	133,121	8,080,445
Oil States International, Inc.*	48,972	3,994,646
Patterson-UTI Energy, Inc.	373,813	8,911,702

		34,667,056

Food & Staples Retailing — 0.4%
CVS Caremark Corp.	170,980	9,402,190
Susser Holdings Corp.*(a)	140,900	7,201,399
Wal-Mart Stores, Inc.	122,067	9,134,274

		25,737,863

Food Products — 0.8%
Boulder Brands, Inc.*(a)	438,821	3,940,613
Cal-Maine Foods, Inc.	47,625	2,026,920
General Mills, Inc.	189,009	9,320,034
Green Mountain Coffee Roasters, Inc.*(a)	186,989	10,613,496
Hormel Foods Corp.(a)	233,095	9,631,485
Tyson Foods, Inc. (Class A Stock)	386,251	9,586,750

		45,119,298

Healthcare Equipment & Supplies — 0.4%
Abaxis, Inc.	153,795	7,277,579
Cynosure, Inc. (Class A Stock)*	102,533	2,683,289
Stryker Corp.	136,759	8,922,157
SurModics, Inc.*	137,209	3,738,945

		22,621,970

Healthcare Providers & Services — 1.5%
AmerisourceBergen Corp.	185,118	9,524,321
AMN Healthcare Services, Inc.*	873,136	13,821,743
Chemed Corp.	59,110	4,727,618
DaVita HealthCare Partners, Inc.*	73,612	8,729,647
Hanger, Inc.*	237,084	7,475,258
Henry Schein, Inc.*(a)	98,885	9,151,807
Humana, Inc.	126,388	8,734,675
LifePoint Hospitals, Inc.*(a)	100,199	4,855,643
Magellan Health Services, Inc.*	85,440	4,064,381
McKesson Corp.	82,835	8,942,867
MWI Veterinary Supply, Inc.*	34,468	4,558,738

		84,586,698

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure — 2.8%
AFC Enterprises, Inc.*	579,203	$21,042,445
Buffalo Wild Wings, Inc.*(a)	55,858	4,889,251
Interval Leisure Group, Inc.	388,699	8,450,316
Krispy Kreme Doughnuts, Inc.*	1,973,765	28,501,167
Ladbrokes PLC (United Kingdom)	20,495,088	70,317,276
Marriott Vacations Worldwide Corp.*	232,094	9,959,153
Papa John’s International, Inc.*	176,745	10,926,376
Texas Roadhouse, Inc.	224,125	4,525,084

		158,611,068

Household Durables — 7.4%
D.R. Horton, Inc.(a)	3,444,515	83,701,715
Lennar Corp. (Class A Stock)(a)	2,003,551	83,107,295
Meritage Homes Corp.*	242,314	11,354,834
Mohawk Industries, Inc.*	734,823	83,123,178
Tupperware Brands Corp.	994,026	81,251,685
Whirlpool Corp.	702,614	83,231,654

		425,770,361

Industrial Conglomerates — 1.4%
Danaher Corp.	142,837	8,877,320
General Electric Co.	2,969,147	68,646,679

		77,523,999

Insurance — 2.0%
Alleghany Corp.*	23,087	9,140,605
Amtrust Financial Services, Inc.(a)	129,810	4,497,917
Chubb Corp. (The)	103,128	9,026,794
Hanover Insurance Group, Inc. (The)	101,457	5,040,384
Marsh & McLennan Cos., Inc.	237,030	9,000,029
ProAssurance Corp.	187,510	8,874,848
RSA Insurance Group PLC (United Kingdom)	37,826,281	66,901,358
Stewart Information Services Corp.(a)	127,846	3,256,238

		115,738,173

Internet Software & Services — 1.4%
AOL, Inc.*(a)	228,988	8,813,748
DealerTrack Holdings, Inc.*	40,938	1,202,758
Opentable, Inc.*(a)	77,223	4,863,504
Yahoo!, Inc.*	2,766,868	65,104,404

		79,984,414

IT Consulting & Services — 0.9%
CACI International, Inc. (Class A Stock)*(a)	84,934	4,915,131
Cardtronics, Inc.*	41,312	1,134,427
Cognizant Technology Solutions Corp. (Class A Stock)*	112,803	8,641,838
Jack Henry & Associates, Inc.(a)	197,600	9,131,096
MAXIMUS, Inc.	357,653	28,601,510

		52,424,002

Leisure Equipment & Products — 0.2%
Nautilus, Inc.*	915,895	6,686,033
Smith & Wesson Holding Corp.*(a)	441,795	3,976,155

		10,662,188

Life Sciences Tools & Services — 0.8%
Life Technologies Corp.*	682,188	44,089,810

Machinery — 2.2%
American Railcar Industries, Inc.(a)	147,283	6,884,007
Cascade Corp.	17,069	1,109,144

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Flowserve Corp.	480,811	$80,636,813
Lindsay Corp.(a)	300,088	26,461,760
Proto Labs, Inc.*(a)	166,200	8,160,420
RBC Bearings, Inc.*	45,863	2,318,833

		125,570,977

Media — 4.9%
Discovery Communications, Inc. (Class A Stock)*(a)	562,784	44,313,612
Liberty Global, Inc. (Class A Stock)*(a)	558,170	40,969,678
News Corp. (Class A Stock)	2,039,786	62,254,269
Scholastic Corp.(a)	141,707	3,776,492
Sirius XM Radio, Inc.(a)	19,023,273	58,591,681
Viacom, Inc. (Class B Stock)	1,012,646	62,348,614
Washington Post Co. (The) (Class B Stock)(a)	21,507	9,613,629

		281,867,975

Metals & Mining — 1.1%
POSCO (South Korea), ADR(a)	255,733	18,850,079
Teck Resources Ltd. (Canada) (Class B Stock)(a)	667,711	18,802,742
Vale SA (Brazil), ADR(a)	1,127,612	19,496,411
Worthington Industries, Inc.	153,151	4,744,618

		61,893,850

Multiline Retail — 0.3%
Dollar Tree, Inc.*	190,983	9,249,307
Family Dollar Stores, Inc.	150,938	8,912,889

		18,162,196

Oil, Gas & Consumable Fuels — 4.6%
BP PLC (United Kingdom), ADR	515,941	21,850,101
Canadian Natural Resources Ltd. (Canada)(a)	687,928	22,103,127
Chevron Corp.	74,988	8,910,074
China Petroleum & Chemical Corp. (China) (Class H Stock)	39,700,000	46,556,413
China Petroleum & Chemical Corp. (China), ADR(a)	182,312	21,315,919
Delek US Holdings, Inc.	117,656	4,642,706
Eni SpA (Italy), ADR	459,279	20,617,034
EPL Oil & Gas, Inc.*	263,043	7,052,183
Hollyfrontier Corp.	157,072	8,081,354
Petroleo Brasileiro SA (Brazil), ADR	1,408,969	23,346,616
Royal Dutch Shell PLC (United Kingdom), ADR(a)	320,318	20,871,921
Statoil ASA (Norway), ADR(a)	818,024	20,139,751
Suncor Energy, Inc. (Canada)	688,911	20,674,219
Total SA (France), ADR	419,453	20,125,355

		266,286,773

Paper & Forest Products — 0.1%
Neenah Paper, Inc.	256,638	7,894,185

Personal Products — 0.2%
Nu Skin Enterprises, Inc. (Class A Stock)(a)	108,663	4,802,905
Prestige Brands Holdings, Inc.*	352,744	9,061,993

		13,864,898

Pharmaceuticals — 2.2%
Mylan, Inc.*(a)	1,618,915	46,851,400
Pfizer, Inc.	2,531,520	73,059,667

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Questcor Pharmaceuticals, Inc.(a)	131,911	$4,292,384

		124,203,451

Professional Services — 0.2%
On Assignment, Inc.*	355,027	8,985,733

Real Estate Investment Trusts — 0.1%
CYS Investments, Inc.	369,843	4,341,957

Road & Rail — 1.8%
Canadian Pacific Railway Ltd. (Canada)	640,665	83,587,562
Knight Transportation, Inc.	279,095	4,493,429
Old Dominion Freight Line, Inc.*	259,265	9,903,923
Werner Enterprises, Inc.(a)	192,081	4,636,835

		102,621,749

Semiconductor Equipment & Product — 1.6%
Advanced Energy Industries, Inc.*	262,223	4,798,681
ATMI, Inc.*	318,238	7,138,078
Intel Corp.	3,315,287	72,439,021
Ultratech, Inc.*	188,862	7,465,715

		91,841,495

Software — 4.2%
Activision Blizzard, Inc.	613,418	8,937,500
Electronic Arts, Inc.*	480,469	8,504,301
Manhattan Associates, Inc.*	346,466	25,738,959
Microsoft Corp.	2,504,454	71,652,429
Oracle Corp.	1,688,205	54,596,550
Symantec Corp.*	2,896,033	71,474,094

		240,903,833

Specialty Retail — 2.3%
Aaron’s, Inc.	156,239	4,480,934
Brown Shoe Co., Inc.	295,789	4,732,624
Conn’s, Inc.*(a)	770,431	27,658,473
Haverty Furniture Cos., Inc.	183,848	3,779,915
Lithia Motors, Inc. (Class A Stock)	157,042	7,456,354
Lumber Liquidators Holdings, Inc.*(a)	638,753	44,853,236
O’Reilly Automotive, Inc.*	85,145	8,731,620
PetSmart, Inc.	133,494	8,289,977
Rent-A-Center, Inc.	120,617	4,455,592
Sonic Automotive, Inc. (Class A Stock)	89,884	1,991,829
Stage Stores, Inc.	220,453	5,705,324
TJX Cos., Inc. (The)	195,471	9,138,269

		131,274,147

Textiles, Apparel & Luxury Goods — 0.7%
Gildan Activewear, Inc. (Canada)(a)	964,400	38,489,204
Movado Group, Inc.	128,483	4,306,750

		42,795,954

Thrifts & Mortgage Finance — 0.1%
ViewPoint Financial Group, Inc.	275,212	5,534,513

Trading Companies & Distributors — 0.1%
DXP Enterprises, Inc.*	95,396	7,126,081

Transportation Infrastructure — 0.8%
COSCO Pacific Ltd. (Bermuda)	31,268,141	45,274,301

Water Utilities — 0.1%
American States Water Co.	134,494	7,742,820

Wireless Telecommunication Services — 2.1%
NTT DoCoMo, Inc. (Japan), ADR	1,354,503	20,141,460
VimpelCom Ltd. (Bermuda), ADR	1,769,234	21,036,192

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

			Shares	Value
COMMON STOCKS (Continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Group PLC (United Kingdom)			27,799,940	$78,821,339

				119,998,991

TOTAL COMMON STOCKS (cost $4,213,850,999)				4,356,556,151

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
BANK LOANS(c) — 0.8%
Aerospace & Defense
Sequa Corp.,
Term Loan B
5.250%	05/29/17	B1	195	197,430

Auto Components
Dupont Performance Coatings,
Term Loan B
4.750%	01/17/20	B1	185	187,334
Goodyear Tire & Rubber Co. (The),
Term Loan (Second Lien)
4.750%	04/30/19	Ba1	429	432,675
HHI Holdings, LLC,
Term Loan
5.000%	10/05/18	B2	862	869,693

				1,489,702

Automobiles
Chrysler Group LLC,
Term Loan B
6.000%	05/25/17	Ba1	987	1,005,952

Capital Markets — 0.1%
Hamilton Lane Advisors, LLC,
Term Loan B
5.250%	02/28/13	Ba3	550	551,375
Nuveen Investments, Inc.,
Additional Extended Term Loan (First-Lien)
5.204%	05/13/17	B2	1,000	1,016,250
Walter Investment Management Corp.,
Term Loan B
5.750%	11/28/17	B2	422	428,781

				1,996,406

Chemicals — 0.1%
Ascend Performance Materials,
Term Loan B
6.750%	04/04/18	B1	297	302,569
AZ Chem US, Inc.,
Term Loan B
5.250%	12/19/17	Ba3	514	520,032
Houghton International, Inc.,
Term Loan B
5.250%	12/13/19	B1	290	293,867
INEOS US Finance LLC,
6 Year Term Loan
6.500%	05/04/18	B1	778	789,525
Univar, Inc.,
Term Loan B
5.000%	06/30/17	B2	798	804,804

				2,710,797

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc.,
Term B Loan
4.250%	10/09/19	B1	962	$971,494
SGS International, Inc.,
Term Loan B
5.000%	10/17/19	B1	333	334,370
WCA Waste Corp.,
Term Loan B
5.500%	03/23/18	B1	330	332,062

				1,637,926

Communications Equipment
Alcatel-Lucent USA Inc.,
Term Loan B
6.250%	07/29/16	B1	95	96,247
Term Loan C
7.250%	01/29/19	B1	195	197,390

				293,637

Construction & Engineering
WireCo Worldgroup, Inc.,
Term Loan B
6.000%	02/15/17	Ba2	299	301,858

Consumer Finance
Ocwen Financial Corp.,
Term Loan B
5.000%	01/28/18	B1	150	152,250

Containers & Packaging
Reynolds Group Holdings, Inc.,
U.S. Term Loan
4.750%	09/28/18	B1	536	543,136

Distributors
WESCO Distribution, Inc.,
Term Loan B-1
4.500%	12/12/19	Ba3	297	299,263

Diversified Consumer Services
Asurion Corp.,
Term Loan B-1
4.500%	05/24/19	Ba2	950	956,651
4.750%	07/23/17	Ba2	234	237,012

				1,193,663

Diversified Financial Services
Flying Fortress, Inc. (ILFC),
Term Loan B
5.000%	06/30/17	Ba2	1,000	1,003,750

Diversified Telecommunication Services
Intelsat Jackson Holdings SA,
Term Loan B
4.500%	04/02/18	B1	988	1,002,312

Food & Staples Retailing
BJ’s Wholesale Club, Inc.,
New Replacement Loan (First Lien)
4.250%	09/26/19	B3	713	718,437

Food Products
Blue Buffalo Company, Ltd.,
Term Loan B
4.750%	08/08/19	B1	571	576,194

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Food Products (cont’d.)
Dole Food Co., Inc.,
Tranche Term Loan B-2
5.000%	07/08/18	Ba2	118	$118,353
Dole Food Company, Inc.,
Tranche Term Loan C-2
5.000%	07/08/18	Ba2	211	211,789
Pinnacle Foods Finance LLC,
Tranche Term Loan F
4.750%	10/17/18	Ba3	425	429,155

				1,335,491

Healthcare Equipment & Supplies — 0.1%
Alere, Inc.,
Term Loan B2
4.250%	06/30/17	Ba3	496	500,592
Bausch & Lomb, Inc.,
Term Loan B
5.250%	05/10/19	B1	709	714,621
ConvaTec, Inc.,
Term Loan B
5.000%	12/22/16	Ba3	319	323,421
DJO Finance, LLC,
Extended Tranche Term Loan B-2
4.750%	09/15/17	Ba3	795	807,675
Kinetic Concepts, Inc.,
Dollar Term Loan C-1
5.500%	05/04/18	Ba2	449	456,447

				2,802,756

Healthcare Providers & Services
Select Medical Corp.,
Series A, Tranche Term Loan B
5.500%	06/01/18	B1	496	497,491
Truven Holding Corp.,
Term Loan B
5.750%	05/31/19	Ba3	995	1,007,425

				1,504,916

Healthcare Technology
Emdeon Business Services LLC,
Term Loan B-1
5.000%	11/02/18	Ba3	413	417,570
Trizetto Group, Inc.,
Term Loan B
4.750%	05/02/18	B1	987	992,683

				1,410,253

Hotels, Restaurants & Leisure
Focus Brands, Inc.,
Term Loan (First Lien)
6.250%	02/21/18	B1	1,121	1,138,056
Wendy’s International, Inc.,
Term Loan B
4.750%	05/15/19	B1	249	251,014

				1,389,070

Independent Power Producers & Energy Traders
Freif North American Power I LLC,
Term Loan B
6.000%	03/29/19	Ba3	261	262,115

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Independent Power Producers & Energy Traders (cont’d.)
Term Loan C
6.000%	03/29/19	Ba3	42	$41,994

				304,109

Industrial Conglomerates
Tomkins Air Distribution,
Term Loan B
5.000%	11/09/18	B1	297	301,322

Insurance
CNO Financial Group, Inc. (Conseco),
Term Loan B-2
5.000%	09/20/18	Ba3	614	622,101
Cunnigham Lindsey Group Ltd.,
Term Loan (First Lien)
5.000%	10/18/19	Ba3	798	811,965

				1,434,066

IT Services
Presidio, Inc.,
Term Loan B
5.750%	03/31/17	Ba3	286	287,636

Leisure Equipment & Products
Live Nation Entertainment, Inc.,
Term Loan B
4.500%	11/07/16	Ba2	982	988,437

Life Sciences Tools & Services
Quintiles Transnational Holdings, Inc.,
Term Loan B-1
4.500%	06/08/18	B1	655	662,698
Term Loan B-2
4.500%	06/08/18	B1	621	628,538

				1,291,236

Media — 0.1%
Bresnan Broadband Holdings LLC,
Term Loan B
4.500%	12/14/17	Ba3	936	940,410
Formula One (Alpha Topco Ltd.),
Extended Term Loan B
6.000%	04/29/19	B1	990	1,000,279
FoxCo Acquisition LLC,
Term Loan B
5.500%	07/14/17	B2	698	710,178
Hubbard Radio LLC,
Term Loan (First Lien)
4.500%	04/29/17	Ba3	745	756,069
NEP Holdco, Inc.,
Term Loan B (First Lien)
4.750%	01/22/20	B1	289	291,565
Sinclair Television Group, Inc.,
New Tranche Term Loan B
4.000%	10/28/16	Ba1	978	979,254
Univision Communications, Inc.,
Term Loan C1(First Lien)
4.750%	03/01/20	B2	774	777,849
Village Roadshow Films Ltd.,
Term Loan B
4.750%	11/21/17	A2	450	454,500

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
				$5,910,104

Metals & Mining
Fortescue Metal Group Ltd.,
Term Loan B
5.250%	10/02/17	Ba1	746	754,245

Oil, Gas & Consumable Fuels
Arch Coal, Inc.,
Term Loan
5.750%	05/14/18	Ba3	614	623,622
Plains Exploration & Production Co.,
7 Year Term Loan
4.000%	10/15/19	Ba1	357	357,270

				980,892

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.,
Term Loan C
4.250%	09/15/17	Ba3	1,020	1,028,387
Par Pharmaceutical, Inc.,
Term Loan B
4.250%	09/30/19	B1	1,279	1,292,076

				2,320,463

Professional Services — 0.1%
Acosta, Inc.,
Term Loan
5.000%	03/02/18	B1	995	1,005,813
Symphonyiri Group Inc.,
Term Loan B
4.500%	12/01/17	B1	839	847,742

				1,853,555

Real Estate Investment Trusts
iStar Financial, Inc.,
2017 Term Loan
4.500%	10/15/17	B1	552	554,663
Tranche Term Loan A-1
5.250%	03/09/16	Ba3	74	74,344

				629,007

Software — 0.1%
Deltek, Inc.,
Term Loan B
5.000%	10/10/18	B1	333	336,033
Eagle Parent, Inc.,
Term Loan B
4.500%	05/16/18	Ba3	494	498,881
Lawson Software, Inc.,
Term Loan B-2
5.250%	04/05/18	Ba3	780	792,829
Wall Street Systems, Inc.,
Term Loan B
5.750%	10/31/19	B2	599	604,485

				2,232,228

Specialty Retail
AOT Bedding Super Holdings LLC,
Term Loan B
5.000%	10/01/19	B1	800	810,000

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Specialty Retail (cont’d.)
Payless ShoeSource,
Term Loan B
7.250%	10/09/19		B1	449	$455,608

					1,265,608

Wireless Telecommunication Services
Syniverse Holdings, Inc.,
Term Loan
1.500%	04/23/19		B1	285	284,763
Term Loan B
5.000%	04/20/19		B1	993	997,463

					1,282,226

TOTAL BANK LOANS (cost $44,107,238)					44,824,139

CORPORATE BONDS — 15.4%
Aerospace & Defense — 0.4%
United Technologies Corp.,
Sr. Unsec’d. Notes
1.200%	06/01/15	(a)	A2	4,700	4,765,941
1.800%	06/01/17	(a)	A2	5,500	5,673,179
3.100%	06/01/22	(a)	A2	5,600	5,869,254
4.500%	06/01/42	(a)	A2	5,400	5,755,687

					22,064,061

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
1.250%	01/17/18		A3	2,000	1,996,750
2.625%	01/17/23	(a)	A3	2,000	1,977,104
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
1.375%	07/15/17		A3	10,700	10,789,088
2.500%	07/15/22		A3	10,600	10,419,016
PepsiCo, Inc.,
Sr. Unsec’d. Notes
0.700%	08/13/15		Aa3	2,800	2,804,189
0.700%	02/26/16	(a)	Aa3	7,000	7,001,197
1.250%	08/13/17	(a)	Aa3	2,700	2,708,575
2.750%	03/05/22	(a)	Aa3	5,500	5,605,314
2.750%	03/01/23	(a)	Aa3	3,600	3,603,359

					46,904,592

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
1.875%	11/15/14		Baa1	8,600	8,769,687
2.125%	05/15/17	(a)	Baa1	1,800	1,858,961
2.300%	06/15/16	(a)	Baa1	3,600	3,746,538

					14,375,186

Capital Markets — 1.3%
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.300%	05/03/15	(a)	A3	13,200	13,761,343
3.625%	01/22/23	(a)	A3	8,600	8,660,484
5.150%	01/15/14		A3	3,400	3,519,061
6.000%	06/15/20	(a)	A3	2,900	3,422,623
6.250%	02/01/41	(a)	A3	8,600	10,219,853

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Capital Markets (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
3.450%	11/02/15		Baa1	3,300	$3,458,321
3.800%	04/29/16	(a)	Baa1	2,900	3,076,680
4.750%	03/22/17	(a)	Baa1	4,000	4,412,092
6.375%	07/24/42	(a)	Baa1	7,900	9,491,471
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21	(a)	Baa1	7,900	9,056,623
5.550%	04/27/17	(a)	Baa1	5,200	5,879,427

					74,957,978

Chemicals — 0.2%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19		Baa2	9,800	13,172,856

Commercial Banks — 1.0%
HSBC USA, Inc.,
Sr. Unsec’d. Notes
2.375%	02/13/15		A2	11,700	12,038,364
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.750%	08/13/15		Baa1	5,200	5,540,870
Wells Fargo & Co.,
Sr. Unsec’d. Notes
1.500%	07/01/15		A2	10,100	10,266,882
1.500%	01/16/18		A2	4,800	4,790,021
5.625%	12/11/17	(a)	A2	7,050	8,339,008
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	(a)	A2	6,600	6,936,587
Wells Fargo Bank NA,
Sub. Notes
5.950%	08/26/36		A1	7,015	8,664,002

					56,575,734

Consumer Finance — 0.4%
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15		Baa1	7,750	7,721,170
2.150%	03/23/15		Baa1	4,700	4,796,383
4.750%	07/15/21	(a)	Baa1	7,800	8,800,958

					21,318,511

Diversified Financial Services — 2.4%
Bank of America Corp.,
Sr. Unsec’d. Notes
1.500%	10/09/15		Baa2	5,000	5,016,515
Sr. Unsec’d. Notes, MTN
1.250%	01/11/16	(a)	Baa2	8,700	8,663,651
2.000%	01/11/18	(a)	Baa2	5,700	5,672,885
3.300%	01/11/23	(a)	Baa2	12,000	11,832,708
5.875%	02/07/42	(a)	Baa2	1,600	1,900,850
Citigroup, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/16		Baa2	7,800	7,790,601
4.450%	01/10/17		Baa2	3,500	3,853,276
4.500%	01/14/22		Baa2	9,700	10,784,586
5.875%	01/30/42		Baa2	1,800	2,151,256
8.500%	05/22/19	(a)	Baa2	5,219	6,953,002
Sub. Notes

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
5.000%	09/15/14		Baa3	10,400	$10,920,312
6.125%	08/25/36		Baa3	5,200	5,946,330
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.800%	01/25/18	(a)	A2	7,200	7,238,045
3.200%	01/25/23		A2	12,800	12,779,290
5.400%	01/06/42	(a)	A2	1,100	1,262,636
6.400%	05/15/38		A2	6,400	8,206,694
JPMorgan Chase Bank NA,
Sub. Notes, BKNT
6.000%	10/01/17		A1	4,000	4,711,796
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
5.000%	01/15/15		Baa2	2,000	2,127,574
6.150%	04/25/13		Baa2	7,400	7,425,959
6.875%	04/25/18	(a)	Baa2	4,900	5,914,398
Sub. Notes
6.110%	01/29/37		Baa3	6,580	7,411,390

					138,563,754

Diversified Telecommunication Services — 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
0.900%	02/12/16		A3	9,200	9,193,762
1.400%	12/01/17	(a)	A3	2,100	2,085,409
1.700%	06/01/17		A3	7,100	7,184,320
2.625%	12/01/22		A3	4,000	3,862,184
2.950%	05/15/16	(a)	A3	3,300	3,491,317
3.875%	08/15/21		A3	5,000	5,406,460
5.550%	08/15/41		A3	1,900	2,094,296
6.300%	01/15/38	(a)	A3	5,200	6,237,624
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22	(a)	A3	3,300	3,121,015
3.000%	04/01/16		A3	4,100	4,340,809
3.500%	11/01/21		A3	6,800	7,066,322
7.750%	12/01/30	(a)	A3	4,450	6,079,172

					60,162,690

Electric Utilities — 0.8%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
1.650%	12/15/17		Baa2	6,600	6,622,275
Commonwealth Edison Co.,
First Mortgage
6.150%	09/15/17		A3	2,300	2,774,685
Constellation Energy Group, Inc.,
Gtd. Notes
4.550%	06/15/15		Baa2	9,050	9,727,501
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	(a)	Baa2	6,100	6,154,022
3.950%	09/15/14		Baa2	3,200	3,347,581
Duke Energy Florida, Inc.,
First Mortgage
5.650%	06/15/18		A2	3,300	3,954,192
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18		Baa1	3,975	4,775,446

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
6.125%	04/01/36		Baa1	7,600	$9,446,146
Southern Power Co.,
Series D, Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	1,600	1,745,837

					48,547,685

Food & Staples Retailing — 0.4%
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
0.650%	12/07/15	(a)	A1	10,500	10,515,025
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37	(a)	Aa2	7,400	9,993,937

					20,508,962

Gas Utilities — 0.1%
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22		Baa2	5,350	5,681,909

Industrial Conglomerates — 0.8%
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.150%	01/09/15	(a)	A1	10,300	10,562,454
Sr. Unsec’d. Notes, MTN
2.300%	04/27/17	(a)	A1	4,100	4,242,885
3.150%	09/07/22	(a)	A1	6,300	6,259,724
5.625%	09/15/17	(a)	A1	5,400	6,328,670
6.750%	03/15/32		A1	5,150	6,555,404
6.875%	01/10/39	(a)	A1	1,600	2,096,370
General Electric Co.,
Sr. Unsec’d. Notes
0.850%	10/09/15	(a)	Aa3	7,300	7,324,353

					43,369,860

Insurance — 0.5%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.800%	03/22/17		Baa1	4,930	5,334,630
6.250%	05/01/36		Baa1	4,700	5,849,625
Berkshire Hathaway Finance Corp.,
Gtd. Notes
1.600%	05/15/17		Aa2	4,400	4,487,397
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42		A3	2,500	2,340,223
5.700%	06/15/35		A3	4,100	4,798,665
6.750%	06/01/16		A3	5,500	6,465,729

					29,276,269

IT Services
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.950%	07/22/16		Aa3	2,200	2,282,001

Machinery
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.900%	05/27/21		A2	1,800	1,997,478

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media — 0.6%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		A3	4,400	$6,667,654
Comcast Corp.,
Gtd. Notes
2.850%	01/15/23	(a)	A3	6,200	6,179,360
6.950%	08/15/37	(a)	A3	8,800	11,700,630
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
4.750%	10/01/14		Baa2	9,900	10,472,755
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
0.450%	12/01/15		A2	750	749,287

					35,769,686

Metals & Mining — 0.3%
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
3.550%	03/01/22	(a)	Baa3	7,800	7,753,262
Newmont Mining Corp.,
Gtd. Notes
3.500%	03/15/22	(a)	Baa1	6,800	6,846,349

					14,599,611

Multiline Retail — 0.1%
Target Corp.,
Sr. Unsec’d. Notes
4.000%	07/01/42	(a)	A2	3,800	3,697,491

Multi-Utilities — 0.5%
Consolidated Edison Co. of New York, Inc.,
Series 08-A, Sr. Unsec’d. Notes
5.850%	04/01/18		A3	7,200	8,738,410
Sr. Unsec’d. Notes
7.125%	12/01/18		A3	700	908,283
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42	(a)	A3	3,500	3,229,830
6.050%	03/01/34		A3	5,100	6,379,646
Sempra Energy,
Sr. Unsec’d. Notes
2.000%	03/15/14		Baa1	6,883	6,965,596
6.500%	06/01/16		Baa1	2,500	2,913,647

					29,135,412

Oil, Gas & Consumable Fuels — 1.2%
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19	(a)	A1	8,423	10,305,271
6.500%	02/01/39		A1	6,900	9,226,853
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21	(a)	Baa2	7,100	7,482,534
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.500%	09/01/23	(a)	Baa2	1,200	1,216,534
3.950%	09/01/22	(a)	Baa2	8,200	8,712,525
5.000%	08/15/42		Baa2	1,200	1,216,502
5.000%	03/01/43		Baa2	1,200	1,218,529
5.950%	02/15/18	(a)	Baa2	6,900	8,226,608

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
6.850%	02/15/20	(a)	Baa2	4,500	$5,644,233
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38	(a)	Baa2	3,100	3,891,154
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22	(a)	Baa2	3,200	3,178,400
6.850%	10/15/37		Baa2	2,400	2,972,378
Williams Partners LP,
Sr. Unsec’d. Notes
3.800%	02/15/15		Baa2	7,400	7,792,622

					71,084,143

Pharmaceuticals — 0.4%
AbbVie, Inc.,
Gtd. Notes, 144A
1.200%	11/06/15	(a)	Baa1	4,800	4,837,291
1.750%	11/06/17	(a)	Baa1	7,000	7,085,127
Merck & Co., Inc.,
Sr. Unsec’d. Notes
1.100%	01/31/18	(a)	A1	5,500	5,524,530
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		A1	2,500	3,193,055

					20,640,003

Real Estate Investment Trusts — 0.4%
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	(a)	Baa2	9,900	10,461,518
HCP, Inc.,
Sr. Unsec’d. Notes
2.625%	02/01/20		Baa1	10,650	10,718,022

					21,179,540

Semiconductor Equipment & Product — 0.3%
Intel Corp.,
Sr. Unsec’d. Notes
1.350%	12/15/17		A1	12,200	12,241,541
2.700%	12/15/22		A1	1,200	1,188,932
4.250%	12/15/42		A1	4,000	3,907,324

					17,337,797

Software — 0.4%
Oracle Corp.,
Sr. Unsec’d. Notes
1.200%	10/15/17		A1	11,300	11,312,430
2.500%	10/15/22		A1	1,900	1,865,253
5.375%	07/15/40		A1	7,200	8,435,642

					21,613,325

Specialty Retail — 0.2%
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36	(a)	A3	7,200	8,948,851

Tobacco — 0.7%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	(a)	Baa1	11,600	11,403,879
4.250%	08/09/42		Baa1	400	376,942
9.250%	08/06/19		Baa1	2,792	3,891,721

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Tobacco (cont’d.)
10.200%	02/06/39		Baa1	4,900	$8,246,930
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	08/21/17		A2	8,700	8,670,342
2.500%	05/16/16		A2	6,500	6,840,971

					39,430,785

TOTAL CORPORATE BONDS (cost $860,405,433)					883,196,170

U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bonds
2.750%	08/15/42			6,200	5,752,434
3.125%	02/15/43			1,200	1,202,250
5.375%	02/15/31	(k)		10,075	14,015,272
U.S. Treasury Notes
0.250%	12/15/15			32,550	32,481,352
0.250%	02/28/14	(k)		4,900	4,904,018
0.375%	01/15/16-02/15/16			7,000	7,006,330
0.500%	08/15/14	(k)		2,410	2,419,695
0.750%	12/31/17-02/28/18			34,350	34,391,322
1.625%	11/15/22			8,750	8,594,828
2.000%	02/15/23	(a)		8,150	8,253,147

TOTAL U.S. TREASURY OBLIGATIONS (cost $118,397,271)					119,020,648

TOTAL LONG-TERM INVESTMENTS (cost $5,236,760,941)					5,403,597,108

	Shares
SHORT-TERM INVESTMENTS — 20.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,156,353,524; includes $866,233,179 of cash collateral for securities on loan)(b)(w)	1,156,353,524	1,156,353,524

TOTAL INVESTMENTS — 114.5% (cost $6,393,114,465)		6,559,950,632
Liabilities in excess of other assets(x) — (14.5)%		(828,432,670)

NET ASSETS — 100.0%		$5,731,517,962

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
BKNT	Bank Note
EAFE	Europe, Australia, Far East
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
*	Non-income producing security.

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $834,330,967; cash collateral of $866,233,179 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(1)

Long Positions:
820	Mini MSCI EAFE Index	Jun. 2013	$68,362,053	$68,027,200	$(334,853)
160	Russell 2000 Mini	Jun. 2013	14,791,305	15,158,400	367,095
1,755	S&P 500 E-Mini	Jun. 2013	134,674,742	137,126,925	2,452,183

					$2,484,425

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,985,817,673	$370,738,478	$—
Bank Loans	—	44,824,139	—
Corporate Bonds	—	883,196,170	—
U.S. Treasury Obligations	—	119,020,648	—
Affiliated Money Market Mutual Fund	1,156,353,524	—	—
Other Financial Instruments*
Futures	2,484,425	—	—

Total	$5,144,655,622	$1,417,779,435	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/12 was $1,556,660,700. Of that amount $607,473,047, were classified as Level 2 investments as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $271,304,876 was transferred from Level 2 into Level 1 at 03/31/13 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 84.3%
COMMON STOCKS — 72.7%
Aerospace & Defense — 0.5%
BAE Systems PLC (United Kingdom)	1,119,286	$6,705,886
Lockheed Martin Corp.	35,282	3,405,419
Raytheon Co.	205,357	12,072,938

		22,184,243

Agriculture — 2.1%
Altria Group, Inc.	454,640	15,635,070
British American Tobacco PLC (United Kingdom)	578,484	31,001,672
Imperial Tobacco Group PLC (United Kingdom)	649,340	22,682,945
Lorillard, Inc.	379,030	15,293,861
Philip Morris International, Inc.	109,888	10,187,716

		94,801,264

Airlines — 1.1%
Deutsche Lufthansa AG (Germany)	1,175,620	22,958,738
International Consolidated Airlines Group (Spain)*	6,881,253	26,473,998

		49,432,736

Auto Parts & Equipment — 0.4%
Cie Generale des Etablissements Michelin (France)	204,413	17,097,303
Johnson Controls, Inc.	12,200	427,854

		17,525,157

Automobile Manufacturers — 1.7%
General Motors Co.*	525,840	14,628,869
Mazda Motor Corp. (Japan)*	3,726,000	10,959,877
Navistar International Corp.*(a)	439,520	15,194,206
Nissan Motor Co. Ltd. (Japan)	1,126,000	10,922,686
Oshkosh Corp.*	179,352	7,620,666
Toyota Motor Corp. (Japan)	346,100	17,846,916

		77,173,220

Banks — 7.7%
Ally Financial, Inc.(a)	4,776	4,723,464
Bank of America Corp.	2,541,810	30,959,246
Barclays PLC (United Kingdom)	626,834	2,773,050
BNP Paribas SA (France)	299,663	15,380,335
CIT Group, Inc.*	217,347	9,450,247
Citigroup, Inc.	804,760	35,602,582
Commonwealth Bank of Australia (Australia)	2,500	177,574
Credit Agricole SA (France)*	1,384,074	11,400,886
Credit Suisse Group AG (Switzerland)*	655,707	17,206,006
DBS Group Holdings Ltd. (Singapore)	574,000	7,429,179
Deutsche Bank AG (Germany)	250,000	8,624,500
Guaranty Bancorp*	240,400	504,840
HSBC Holdings PLC (United Kingdom), (QMTF)	693,543	7,403,005
HSBC Holdings PLC (United Kingdom), (XHKG)	1,149,360	12,343,858
ICICI Bank Ltd. (India), ADR(a)	146,401	6,280,603
Intesa Sanpaolo SpA (Italy)	7,512,199	10,996,938
JPMorgan Chase & Co.	864,310	41,020,153
M&T Bank Corp.(a)	24,562	2,533,816
Morgan Stanley	1,455,693	31,996,132
PNC Financial Services Group, Inc.	410,095	27,271,317
State Bank Financial Corp.	80,800	1,322,696
SunTrust Banks, Inc.	211,800	6,101,958

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
UBS AG (Switzerland)*	752,793	$11,538,121
UniCredit SpA (Italy)*	2,687,158	11,470,333
Wells Fargo & Co.	964,140	35,663,539

		350,174,378

Beverages — 1.0%
Coca-Cola Enterprises, Inc.	271,091	10,008,680
Diageo PLC (United Kingdom)	151,464	4,775,467
Dr. Pepper Snapple Group, Inc.	248,120	11,649,234
PepsiCo, Inc.	111,720	8,838,169
Pernod-Ricard SA (France)	92,023	11,466,897

		46,738,447

Biotechnology — 0.6%
Amgen, Inc.	248,500	25,473,735

Building Materials — 0.6%
CRH PLC (Ireland)	1,023,048	22,582,278
Owens Corning*	150,710	5,942,495

		28,524,773

Chemicals — 2.0%
Akzo Nobel NV (Netherlands)	277,171	17,594,098
Dow Chemical Co. (The)	490,880	15,629,619
E.I. du Pont de Nemours & Co.(a)	252,900	12,432,564
Linde AG (Germany)	48,523	9,022,024
Lonza Group AG (Switzerland)*	67,501	4,380,134
LyondellBasell Industries NV (Netherlands) (Class A Stock)	500,000	31,645,000

		90,703,439

Coal — 0.5%
Alpha Natural Resources, Inc.*	17,700	145,317
CONSOL Energy, Inc.(a)	500,930	16,856,295
Peabody Energy Corp.	200,000	4,230,000

		21,231,612

Commercial Services — 0.4%
Hays PLC (United Kingdom)	1,283	1,880
Randstad Holding NV (Netherlands)	474,282	19,418,252

		19,420,132

Computers — 1.2%
Brocade Communications Systems, Inc.*	921,580	5,317,517
Dell, Inc.	949,450	13,605,618
Hewlett-Packard Co.	1,446,890	34,493,858

		53,416,993

Computers & Peripherals — 0.7%
Apple, Inc.	74,510	32,980,361

Construction & Engineering
Carillion PLC (United Kingdom)	283,314	1,172,206

Cosmetics/Personal Care — 0.3%
Avon Products, Inc.	612,740	12,702,100

Diversified Financial Services — 0.9%
American Express Co.	92,260	6,223,860
BlackRock, Inc.	33,540	8,615,755
KB Financial Group, Inc. (South Korea)	461,960	15,432,341
NYSE Euronext	226,890	8,767,030

		39,038,986

Diversified Machinery — 0.4%
Alstom SA (France)	396,077	16,119,885

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Machinery (cont’d.)
Rockwell Automation, Inc.	5,000	$431,750

		16,551,635

Electric — 4.1%
American Electric Power Co., Inc.	213,470	10,381,046
Dominion Resources, Inc.	243,280	14,154,030
Duke Energy Corp.	262,300	19,040,357
Dynegy, Inc.*	2,357	56,544
Entergy Corp.	216,268	13,676,788
Exelon Corp.	720,860	24,855,253
FirstEnergy Corp.	202,670	8,552,674
GDF Suez (France)	373,971	7,200,231
NextEra Energy, Inc.	208,900	16,227,352
NRG Energy, Inc.	397,500	10,529,775
PG&E Corp.	340,013	15,140,779
Pinnacle West Capital Corp.	44,800	2,593,472
PPL Corp.	179,600	5,623,276
Public Service Enterprise Group, Inc.	295,150	10,135,451
Southern Co. (The)	320,260	15,026,599
TECO Energy, Inc.(a)	305,800	5,449,356
Xcel Energy, Inc.	286,360	8,504,892

		187,147,875

Electronics — 0.9%
Dongfang Electric Corp. Ltd. (China) (Class H Stock)	1,392,754	2,315,945
Flextronics International Ltd.*	693,692	4,689,358
Koninklijke Philips Electronics NV (Netherlands)	515,983	15,268,763
TE Connectivity Ltd. (Switzerland)	464,078	19,458,790

		41,732,856

Environmental Control — 0.3%
Republic Services, Inc.	137,030	4,521,990
Waste Management, Inc.	198,390	7,778,872

		12,300,862

Foods — 1.2%
Kroger Co. (The)	764,660	25,340,832
Mondelez International, Inc. (Class A Stock)	172,750	5,287,877
Safeway, Inc.(a)	213,400	5,623,090
Tesco PLC (United Kingdom)	2,960,843	17,165,448

		53,417,247

Forest Products & Paper — 0.7%
Domtar Corp.	58,013	4,502,969
International Paper Co.	362,661	16,892,749
MeadWestvaco Corp.	338,930	12,303,159

		33,698,877

Gas — 0.3%
AGL Resources, Inc.	64,268	2,696,043
Sempra Energy	135,270	10,813,484

		13,509,527

Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.	85,458	6,919,534

Healthcare Products — 1.2%
Boston Scientific Corp.*	24,218	189,143
Hospira, Inc.*(a)	189,440	6,219,315
Medtronic, Inc.	877,520	41,208,339

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Products (cont’d.)
Stryker Corp.	97,751	$6,377,275

		53,994,072

Healthcare Providers & Services
UnitedHealth Group, Inc.	17,343	992,193

Healthcare Services — 0.8%
CIGNA Corp.	397,521	24,793,385
WellPoint, Inc.	176,940	11,718,736

		36,512,121

Insurance — 4.5%
ACE Ltd. (Switzerland)	280,141	24,924,145
Alleghany Corp.*	41,342	16,368,125
American International Group, Inc.*	935,026	36,297,710
Aviva PLC (United Kingdom)	2,642,075	11,891,004
AXA SA (France)	816,352	14,032,816
CNO Financial Group, Inc.	206,258	2,361,654
ING Groep NV (Netherlands), CVA*	3,491,457	24,781,056
MetLife, Inc.	471,542	17,928,027
Muenchener Rueckversicherungs AG (Germany)	66,236	12,387,623
QBE Insurance Group Ltd. (Australia)	146,708	2,074,076
Swiss Re AG (Switzerland)*	202,296	16,451,334
White Mountains Insurance Group Ltd. (Bermuda)	26,300	14,915,256
Zurich Insurance Group AG (Switzerland)*	37,504	10,437,751

		204,850,577

Internet — 0.6%
Google, Inc. (Class A Stock)*	13,950	11,076,719
Symantec Corp.*	669,140	16,514,375

		27,591,094

Iron/Steel — 0.4%
POSCO (South Korea)	40,604	11,948,608
ThyssenKrupp AG (Germany)*	419,998	8,541,338

		20,489,946

Machinery — 0.1%
Caterpillar, Inc.	20,500	1,782,885
Federal Signal Corp.*	173,700	1,413,918

		3,196,803

Media — 3.9%
British Sky Broadcasting Group PLC (United Kingdom)	1,091,941	14,650,356
Comcast Corp. (Class A Stock)	118,500	4,978,185
Comcast Corp. (Special Class A Stock)	629,760	24,951,091
Dex One Corp.*(a)	348,000	595,080
News Corp. (Class A Stock)	362,210	11,054,649
News Corp. (Class B Stock)(a)	980,789	30,169,070
Reed Elsevier PLC (United Kingdom)	1,874,320	22,242,474
Time Warner Cable, Inc.(a)	342,887	32,937,725
Time Warner, Inc.	254,200	14,647,004
Tribune Co. (Class A Stock)(g)	34,611	1,967,635
Tribune Co. (Class B Stock)(a)	21,221	1,230,818
Viacom, Inc. (Class B Stock)	98,800	6,083,116
Walt Disney Co. (The)(a)	220,460	12,522,128

		178,029,331

Metals & Mining — 0.7%
Barrick Gold Corp. (Canada)	165,740	4,872,756

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
BHP Billiton PLC (United Kingdom)	193,068	$5,617,814
Goldcorp, Inc. (Canada)	191,300	6,433,419
Newmont Mining Corp.	311,273	13,039,226
Rio Tinto PLC (United Kingdom), ADR(a)	75,854	3,571,206

		33,534,421

Miscellaneous Manufacturers — 0.9%
General Electric Co.	1,119,750	25,888,620
Siemens AG (Germany)	136,354	14,687,262

		40,575,882

Office Equipment & Supplies — 0.4%
Xerox Corp.	1,952,880	16,794,768

Oil & Gas — 8.4%
Anadarko Petroleum Corp.	17,500	1,530,375
Apache Corp.	276,082	21,302,487
BG Group PLC (United Kingdom)	226,177	3,879,991
BP PLC (United Kingdom)	3,697,486	25,837,962
BP PLC (United Kingdom), ADR	400,000	16,940,000
Callon Petroleum Co.*	103,000	381,100
Canadian Oil Sands Ltd. (Canada)	512,600	10,566,367
Chesapeake Energy Corp.(a)	895,040	18,267,766
Chevron Corp.	251,100	29,835,702
Devon Energy Corp.	160,000	9,027,200
Eni SpA (Italy)	516,428	11,604,603
Ensco PLC (United Kingdom) (Class A Stock)	124,184	7,451,040
Exxon Mobil Corp.	133,340	12,015,267
Galp Energia, SGPS, SA (Portugal) (Class B Stock)	867,510	13,588,899
Marathon Oil Corp.	827,543	27,904,750
Murphy Oil Corp.	182,246	11,614,538
Noble Corp.	334,040	12,743,626
Petroleo Brasileiro SA (Brazil), ADR	847,808	15,387,715
Plains Exploration & Production Co.*	325,100	15,432,497
Royal Dutch Shell PLC (United Kingdom), ADR	257,000	16,746,120
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	766,874	24,762,288
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	366,428	12,165,456
SandRidge Energy, Inc.*	18,400	1,646,800
Talisman Energy, Inc. (Canada)	1,697,300	20,751,554
Total SA (France)	390,687	18,707,523
Total SA (France), ADR	72,500	3,478,550
Transocean Ltd. (Switzerland)*	357,230	18,561,671
WPX Energy, Inc.*(a)	94,996	1,521,836

		383,653,683

Oil & Gas Services — 1.8%
Baker Hughes, Inc.(a)	880,550	40,866,325
Fugro NV (Netherlands), CVA	55,562	3,075,382
Halliburton Co.	775,840	31,351,694
Schlumberger Ltd. (Netherlands)	78,830	5,903,579
Weatherford International Ltd. (Switzerland)*	98,700	1,198,218

		82,395,198

Pharmaceuticals — 6.9%
Elan Corp. PLC (Ireland), ADR*	927,120	10,940,016
Eli Lilly & Co.	102,700	5,832,333
Forest Laboratories, Inc.*	180,890	6,881,056

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
GlaxoSmithKline PLC (United Kingdom)	852,019	$19,917,512
Johnson & Johnson(a)	222,860	18,169,776
Merck & Co., Inc.	1,970,633	87,161,098
Merck KGaA (Germany)	82,860	12,501,438
Pfizer, Inc.	2,146,268	61,941,294
Roche Holding AG (Switzerland)	205,916	47,937,887
Sanofi (France), (NYSE)	141,708	7,238,445
Sanofi (France), (TMX)	258,170	26,233,318
Teva Pharmaceutical Industries Ltd. (Israel), ADR	296,249	11,755,160

		316,509,333

Pipelines — 0.2%
Spectra Energy Corp.	314,800	9,680,100

Real Estate
Forestar Group, Inc.*(a)	59,800	1,307,228
Realogy Holdings Corp.	11,712	572,014

		1,879,242

Real Estate Investment Trusts — 0.1%
Alexander’s, Inc.	9,200	3,033,148
Westfield Retail Trust (Australia)	840,907	2,647,418

		5,680,566

Retail — 2.8%
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	4,666	366,182
CVS Caremark Corp.	880,280	48,406,598
Kingfisher PLC (United Kingdom)	2,950,277	12,901,550
Kohl’s Corp.	248,980	11,485,447
Target Corp.(a)	281,330	19,257,038
Walgreen Co.	544,060	25,940,781
Wal-Mart Stores, Inc.	103,366	7,734,878

		126,092,474

Semiconductors — 0.9%
Intel Corp.	967,400	21,137,690
Samsung Electronics Co. Ltd. (South Korea)	10,002	13,633,030
Texas Instruments, Inc.	148,710	5,276,231

		40,046,951

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	167,514	8,933,522

Software — 2.1%
Microsoft Corp.	2,960,309	84,694,440
Oracle Corp.	211,280	6,832,795
SAP AG (Germany)	80,441	6,444,602

		97,971,837

Telecommunications — 5.0%
AT&T, Inc.	400,000	14,676,000
CenturyLink, Inc.(a)	71,300	2,504,769
China Telecom Corp. Ltd. (China), ADR	167,315	8,506,295
Cisco Systems, Inc.	1,907,100	39,877,461
France Telecom SA (France)	806,297	8,154,749
Frontier Communications Corp.	263,400	1,048,332
Singapore Telecommunications Ltd. (Singapore)	6,003,000	17,405,032
Sprint Nextel Corp.*(a)	3,032,660	18,832,819
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,453,189	18,107,579

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Telefonica SA (Spain)	636,753	$8,562,194
Telstra Corp. Ltd. (Australia)	1,053,669	4,954,446
Turkcell Iletisim Hizmetleri A/S (Turkey), ADR*	885,427	14,733,505
Vivendi SA (France)	481,495	9,946,280
Vodafone Group PLC (United Kingdom)	21,617,547	61,292,363

		228,601,824

Toys/Games/Hobbies — 0.2%
Nintendo Co. Ltd. (Japan)	85,700	9,263,958

Transportation — 0.9%
AP Moller-Maersk A/S (Denmark) (Class B Stock)	2,167	16,914,552
FedEx Corp.	82,610	8,112,302
TNT Express NV (Netherlands)	480,570	3,522,406
United Parcel Service, Inc. (Class B Stock)	126,080	10,830,272

		39,379,532

Utilities
DTE Energy Co.	5,000	341,700

TOTAL COMMON STOCKS (cost $3,062,347,835)		3,314,963,323

PREFERRED STOCKS — 1.9%
Automobile Manufacturers — 0.1%
General Motors Co., Series B, CVT, 4.750%	59,450	2,552,783

Banks — 0.9%
Ally Financial, Inc., Series A, 8.500%(c)	9,875	264,453
Bank of America Corp., Series L, CVT, 7.250%	12,300	14,983,368
Bank of America Corp./Freeport-McMoRan
Copper & Gold, Inc., 144A*	170,000	5,715,400
Bank of America Corp./Peabody Energy Corp., 144A*	300,000	6,642,000
Goldman Sachs Group, Inc. (The), 144A, 1.000%*	145,000	4,924,055
Wells Fargo & Co., Series L, CVT, 7.500%	8,000	10,310,000

		42,839,276

Diversified Financial Services — 0.4%
JPMorgan Chase & Co., CVT, 9.000%*	297,000	9,806,940
Morgan Stanley, Series 2*	284,000	8,349,600

		18,156,540

Electric
NextEra Energy, Inc., CVT, 5.599%	5,000	270,490
NextEra Energy, Inc., CVT, 5.889%	12,600	687,330

		957,820

Insurance — 0.1%
MetLife, Inc., CVT, 5.000%	74,075	3,659,305

Iron/Steel — 0.1%
Vale SA (Brazil), ADR (PRFC)	226,865	3,750,079

Metals & Mining — 0.1%
AngloGold Ashanti Holdings Finance PLC (United Kingdom), 6.000%	31,300	891,424
Arcelormittal (Luxembourg), Series MTUS, CVT, 6.000%	120,000	2,514,000

		3,405,424

	Shares	Value
PREFERRED STOCKS (Continued)
Mortgage Finance — 0.1%
Federal Home Loan Mortgage Corporation, Series Z, 8.375%*(c)	204,025	$689,911
Federal National Mortgage Association, CVT, 5.375%*	75	806,250
Federal National Mortgage Association, Series Q, 6.750%*	65,850	16,463
Federal National Mortgage Association, Series R, 7.625%*	105,350	314,206
Federal National Mortgage Association, Series S, 8.250%*(c)	112,125	375,899

		2,202,729

Oil & Gas — 0.1%
Apache Corp., Series D, CVT, 6.000%	10,000	445,400
Chesapeake Energy Corp., CVT, 5.750%	5,000	5,121,875
Sanchez Energy Corp., Series A, CVT, 144A, 4.875%	10,000	529,062

		6,096,337

Real Estate Investment Trusts
FelCor Lodging Trust, Inc., Series A, CVT, 1.950%	52,675	1,307,920

TOTAL PREFERRED STOCKS (cost $82,909,891)		84,928,213

	Units
WARRANTS* — 0.1%
Automobile Manufacturers
General Motors Co., expiring 07/10/16	17,000	314,670
General Motors Co., expiring 07/10/19	17,000	200,430

		515,100

Electric
Dynegy, Inc., expiring 10/02/17	36,800	47,472

Media — 0.1%
Tribune Co., expiring 12/31/32	66,047	3,761,377

TOTAL WARRANTS (cost $3,492,850)		4,323,949

Interest Rates	Maturity Date	Moody’s Ratings†	Principal Amount (000)#

BANK LOANS(c) — 1.7%
Automobile Manufacturers
Navistar, Inc.
Tranche Term Loan B
6.500%	08/15/17	Ba3	399	402,634

Electric — 0.7%
Texas Competitive Electric Holdings Co. LLC
2014 Term Loan (Non-Extending)
6.500%	10/10/14	Caa1	27,500	20,151,450
2017 Term Loan (Extending)
4.746%	10/10/17	Caa3	13,500	9,560,565

				29,712,015

Media — 0.5%
Cengage Learning Acquisitions, Inc.
Term Loan
2.710%	07/03/14	Caa2	1,897	1,457,133

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rates	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
Clear Channel Communications, Inc.
Tranche Term Loan B
3.854%	01/29/16	Caa1	13,575	$12,018,124
6.500%	01/29/16	Caa1	10,000	8,853,130

				22,328,387

Oil & Gas — 0.2%
Chesapeake Energy Corp.
Sr. Unsec’d. Term Loan
6.500%	12/02/17	Ba3	10,000	10,298,210

Semiconductors — 0.2%
Freescale Semiconductor, Inc.
Tranche Term Loan B-4
6.500%	03/15/20	B1	10,000	10,037,500

Software — 0.1%
First Data Corp.
2018 Dollar Term Loan
6.500%	03/24/18	B1	5,000	4,982,500

TOTAL BANK LOANS (cost $76,863,755)				77,761,246

CONVERTIBLE BONDS — 0.4%
Automobile Manufacturers — 0.2%
Volkswagen International Finance NV (Netherlands),
Gtd. Notes, 144A
5.500%	11/09/15	BBB(d)	7,500	9,806,184

Banks — 0.2%
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
12.500%	01/24/14	NR	300	2,710,500
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes
9.000%	10/18/13	NR	250	3,317,500
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
7.500%	11/15/13	NR	50	2,206,000

TOTAL CONVERTIBLE BONDS (cost $17,726,705)				18,040,184

CORPORATE BONDS — 7.5%
Advertising — 0.1%
Visant Corp.,
Gtd. Notes
10.000%	10/01/17	Caa2	3,619	3,302,337

Aerospace — 0.1%
Bombardier, Inc. (Canada),
Sr. Notes, 144A
6.125%	01/15/23	Ba2	5,600	5,810,000

Airlines — 0.3%
American Airlines 2011-2 Class A Pass-Through Trust,
Pass-Through Certificates
8.625%	10/15/21	Baa3	840	873,119
American Airlines Pass-Through Trust,
Pass-Through Certificates
10.375%	07/02/19	Baa3	192	200,738

Interest Rates	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
American Airlines, Inc.,
Sr. Sec’d. Notes
13.000%	08/01/16		B(d)		74	$77,379
Sr. Sec’d. Notes, 144A(i)
7.500%	03/15/16		NR		9,402	10,788,795

						11,940,031

Automobile Manufacturers — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	(a)	B1		300	328,875
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	(a)	B3		1,800	1,833,750

						2,162,625

Automotive Parts — 0.1%
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21	(a)	B1		6,300	6,496,875

Beverages
Innovation Ventures LLC/Innovation Ventures Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	08/15/19		B2		500	421,250

Building Materials — 0.3%
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	(a)	B-(d)		3,600	4,185,000
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.875%	03/25/19	(a)			2,000	2,020,000
9.000%	01/11/18	(a)	B-(d)		641	709,907
9.500%	06/15/18	(a)	B-(d)		5,000	5,800,000

						12,714,907

Chemicals — 0.1%
INEOS Group Holdings SA (Luxembourg),
Second Lien, 144A
7.875%	02/15/16		Caa1	EUR	546	705,142
Orion Engineered Carbons Finance & Co. SCA (Luxembourg),
Gtd. Notes, PIK, 144A
9.250%	08/01/19		Caa1		2,400	2,424,000

						3,129,142

Coal — 0.7%
Alpha Natural Resources, Inc.,
Gtd. Notes
6.000%	06/01/19	(a)	B2		10,000	9,225,000
6.250%	06/01/21		B2		200	180,000
Arch Coal, Inc.,
Gtd. Notes
7.250%	06/15/21	(a)	B3		5,400	4,846,500
8.750%	08/01/16	(a)	B3		5,000	5,200,000
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18	(a)	Ba1		5,000	5,312,500
6.250%	11/15/21	(a)	Ba1		500	520,000
Walter Energy, Inc.,
Gtd. Notes, 144A

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rates	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Coal (cont’d.)
9.875%	12/15/20	(a)	B3	5,000	$5,425,000

					30,709,000

Commercial Services — 0.1%
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19	(a)	B2	200	218,250
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17	(a)	Caa1	3,000	3,221,250
Laureate Education, Inc.,
Gtd. Notes, 144A
9.250%	09/01/19		Caa1	2,500	2,778,125

					6,217,625

Consumer Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
8.250%	02/15/21	(a)	Caa2	637	656,110
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	B1	5,500	5,603,125

					6,259,235

Diversified Financial Services — 0.1%
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.000%	11/15/17	(a)	B2	3,000	3,138,750

Electric — 0.5%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sec’d. Notes
11.000%	10/01/21		CCC-(d)	2,000	2,217,500
Sec’d. Notes, 144A
11.750%	03/01/22		B3	1,843	2,119,450
InterGen NV (Netherlands),
Sr. Sec’d. Notes, 144A
9.000%	06/30/17		B1	5,000	4,912,500
Sanmina Corp.,
Gtd. Notes, 144A
7.000%	05/15/19	(a)	B2	5,000	5,225,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Gtd. Notes
10.250%	11/01/15		C	5,227	509,633
Sr. Sec’d. Notes, 144A
11.500%	10/01/20		Caa3	8,565	6,402,337

					21,386,420

Entertainment
Cumulus Media Holdings, Inc.,
Gtd. Notes
7.750%	05/01/19	(a)	Caa1	725	744,937

Foods — 0.2%
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19	(a)	Caa1	500	518,750
JBS USA LLC/JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	06/01/21		Ba3	700	733,250
8.250%	02/01/20	(a)	Ba3	150	163,875

Interest Rates	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
8.000%	05/01/16		Caa1	350	$364,000
US Foods, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	06/30/19	(a)	Caa2	7,500	7,959,375

					9,739,250

Gas — 0.1%
Sabine Pass LNG LP,
Sr. Sec’d. Notes, 144A
6.500%	11/01/20	(a)	B1	2,500	2,631,250

Healthcare Products — 0.1%
Alere, Inc.,
Gtd. Notes, 144A
7.250%	07/01/18	(a)	B3	6,300	6,693,750

Healthcare Services — 0.4%
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	(a)	B3	7,300	7,783,625
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23	(a)	B3	5,000	5,200,000
7.500%	02/15/22		B3	200	230,000
Sr. Sec’d. Notes
6.500%	02/15/20		Ba3	200	225,625
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
6.750%	02/01/20	(a)	B3	5,000	5,375,000

					18,814,250

Holding Companies – Diversified
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	10/01/17		Ba3	300	313,500

Home Builders
KB Home,
Gtd. Notes
8.000%	03/15/20		B2	200	230,500

Investment Companies — 0.1%
Nuveen Investments, Inc.,
Sr. Unsec’d. Notes, 144A
9.125%	10/15/17		Caa2	3,000	3,097,500
9.500%	10/15/20		Caa2	500	522,500

					3,620,000

Iron/Steel — 0.1%
Edgen Murray Corp.,
Sr. Sec’d. Notes, 144A
8.750%	11/01/20		Caa1	4,000	4,150,000

Lodging — 0.3%
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
8.500%	02/15/20		B3	5,200	5,135,000
Sr. Sec’d. Notes, 144A
9.000%	02/15/20		B3	500	503,125

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rates	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
Caesars Operating Escrow LLC/Caesars Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.000%	02/15/20	(a)	B2	4,800	$4,830,000
9.000%	02/15/20		B3	2,000	2,012,500
MGM Resorts International,
Gtd. Notes
7.750%	03/15/22	(a)	B3	200	222,000
Gtd. Notes, 144A
6.750%	10/01/20	(a)	B3	200	212,000

					12,914,625

Machinery — 0.2%
HD Supply, Inc.,
Gtd. Notes
10.500%	01/15/21		Caa2	2,500	2,600,000
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20		Caa1	5,000	5,262,500

					7,862,500

Media — 0.5%
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	03/01/21	(a)	Caa1	6,500	6,069,375
Sr. Sec’d. Notes, 144A
9.000%	12/15/19	(a)	Caa1	16,522	15,881,773
Tribune Co., Escrow,
Notes
— %(s)	12/31/49		NR	98	—

					21,951,148

Metals
Molycorp, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/20		B3	200	197,000

Metals & Mining — 0.1%
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.875%	02/01/18	(a)	B1	5,400	5,676,750
7.000%	11/01/15		B1	500	523,750
Inmet Mining Corp. (Canada),
Gtd. Notes, 144A
8.750%	06/01/20	(a)	B1	200	222,000

					6,422,500

Oil & Gas — 1.2%
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	(a)	B1	5,200	5,447,000
Chesapeake Energy Corp.,
Gtd. Notes
5.375%	06/15/21		Ba3	10,000	10,037,500
5.750%	03/15/23		Ba3	6,800	6,893,500
Halcon Resources Corp.,
Gtd. Notes, 144A
9.750%	07/15/20		B3	500	552,500
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes, 144A
10.750%	10/01/20		Caa1	500	555,000

Interest Rates	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Offshore Group Investment Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.125%	04/01/23		B3	4,600	$4,703,500
7.500%	11/01/19	(a)	B3	9,000	9,540,000
Plains Exploration & Production Co.,
Gtd. Notes
6.500%	11/15/20		B1	5,000	5,525,000
6.875%	02/15/23	(a)	B1	3,600	4,077,000
Samson Investment Co.,
Sr. Unsec’d. Notes, 144A
9.750%	02/15/20	(a)	B3	5,000	5,312,500
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	02/15/23	(a)	B2	700	726,250
8.125%	10/15/22		B2	200	213,500

					53,583,250

Pipelines — 0.2%
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes, 144A
5.625%	02/01/21	(a)	Ba3	7,500	7,781,250

Semiconductors — 0.1%
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20	(a)	Caa1	6,036	6,383,070

Software — 0.5%
First Data Corp.,
Gtd. Notes
12.625%	01/15/21	(a)	Caa1	11,100	12,029,625
Sec’d. Notes, 144A
8.250%	01/15/21	(a)	Caa1	11,050	11,492,000
Sr. Sec’d. Notes, 144A
7.375%	06/15/19	(a)	B1	500	531,875

					24,053,500

Software Services — 0.1%
First Data Corp.,
Sr. Unsec’d. Notes
10.625%	06/15/21		Caa1	5,000	5,056,250

Storage/Warehousing — 0.2%
Algeco Scotsman Global Finance PLC (United Kingdom),
Gtd. Notes, 144A
10.750%	10/15/19		B3	5,000	5,175,000
Sr. Sec’d. Notes, 144A
8.500%	10/15/18	(a)	B1	4,900	5,255,250

					10,430,250

Telecommunications — 0.2%
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	(a)	Caa1	6,500	4,680,000
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
6.000%	12/01/16	(a)	B3	200	217,000
7.000%	08/15/20	(a)	B3	1,500	1,650,000
Wind Acquisition Finance SA (Luxembourg),
Sec’d. Notes, 144A

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rates	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
11.750%	07/15/17		B3	3,149	$3,337,940

					9,884,940

Transportation — 0.1%
CEVA Group PLC (United Kingdom),
Sec’d. Notes, 144A(g)
11.500%	04/01/18		C	350	320,250
Sr. Sec’d. Notes, 144A
8.375%	12/01/17		B3	325	334,750
CHC Helicopter SA (Luxembourg),
Sr. Sec’d. Notes
9.250%	10/15/20	(a)	B2	5,000	5,315,625

					5,970,625

Wireless Telecommunication Services — 0.2%
MetroPCS Wireless, Inc.,
Gtd. Notes, 144A
6.625%	04/01/23	(a)	B1	7,500	7,650,000

TOTAL CORPORATE BONDS (cost $325,708,842)					340,766,542

TOTAL LONG-TERM INVESTMENTS (cost $3,569,049,878)					3,840,783,457

				Shares
SHORT-TERM INVESTMENTS — 20.8%
AFFILIATED MONEY MARKET MUTUAL FUND — 17.4%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $791,927,894; includes $277,113,234 of cash collateral for securities on loan)(b)(w)				791,927,894	791,927,894

				Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.8%
Federal Home Loan Bank
0.085%	04/17/13			25,000	24,999,055
0.103%	04/03/13			10,700	10,699,994

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $35,699,049)					35,699,049

U.S. TREASURY OBLIGATIONS(n) — 5.2%
U.S. Treasury Bills
0.001%	08/08/13			1,500	1,499,531
0.057%	09/12/13			5,000	4,997,780
0.065%	04/18/13			5,000	4,999,835
0.068%	04/18/13			3,000	2,999,848
0.080%	06/27/13			71,250	71,237,959
0.085%	08/08/13			10,000	9,996,870
0.085%	06/27/13	(k)		6,000	5,998,986
0.088%	06/13/13			5,000	4,999,415
0.090%	06/27/13			2,750	2,749,535

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) (Continued)
0.095%	07/25/13		10,000	9,997,680
0.100%	07/18/13		10,000	9,997,750
0.100%	06/13/13		10,900	10,898,725
0.103%	09/26/13		7,000	6,996,283
0.105%	09/19/13		10,000	9,995,130
0.106%	08/08/13		1,500	1,499,531
0.110%	09/05/13		5,000	4,997,985
0.112%	07/05/13		10,000	10,000,000
0.120%	08/15/13		3,100	3,098,977
0.120%	05/30/13	(k)	2,000	1,999,796
0.125%	08/29/13		5,000	4,998,075
0.135%	05/09/13		6,800	6,799,461
0.140%	04/04/13		3,700	3,699,983
0.150%	04/11/13		15,000	14,999,751
0.155%	05/02/13		25,000	24,998,003
0.171%	08/22/13		3,500	3,498,751

TOTAL U.S. TREASURY OBLIGATIONS (cost $237,942,883)				237,955,640

TOTAL SHORT-TERM INVESTMENTS (cost $1,065,569,826)				1,065,582,583

TOTAL INVESTMENTS — 107.7% (cost $4,634,619,704)				4,906,366,040
Liabilities in excess of other assets(x) — (7.7)%				(350,265,426)

NET ASSETS — 100.0%				$4,556,100,614

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
NR	Not Rated by Moody’s or Standard & Poor’s
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PRFC	Preference Shares
QMTF	Multilateral Trading Facility
TOPIX	Tokyo Stock Price Index
TMX	Toronto Stock Exchange
XHKG	Hong Kong Stock Exchange
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

value of such securities, including those sold and pending settlement, is $270,312,475; cash collateral of $277,113,234 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-

income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)

Long Positions:
344	Euro STOXX 50	Jun. 2013	$11,553,402	$11,262,062	$(291,340)
137	FTSE 100 Index	Jun. 2013	13,268,967	13,220,595	(48,372)
537	S&P 500 E-Mini	Jun. 2013	41,132,176	41,958,495	826,319
69	TOPIX Index	Jun. 2013	7,272,725	7,626,759	354,034

					840,641

Short Positions:
4	British Pound Currency	Jun. 2013	372,788	379,125	(6,337)
3	Euro FX Currency	Jun. 2013	488,994	480,863	8,131

					1,794

					$842,435

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Euro,
Expiring 04/16/13	Bank of America	EUR	873	$1,113,231	$1,118,597	$5,366
Expiring 04/16/13	Bank of America	EUR	676	863,818	866,618	2,800
Expiring 04/16/13	Bank of America	EUR	645	861,747	826,732	(35,015)
Expiring 04/16/13	Bank of America	EUR	376	502,204	481,803	(20,401)
Expiring 04/16/13	Bank of America	EUR	356	453,857	455,770	1,913
Expiring 04/16/13	Bank of America	EUR	230	308,164	294,863	(13,301)
Expiring 04/16/13	Bank of America	EUR	215	287,987	275,751	(12,236)
Expiring 04/16/13	Bank of America	EUR	146	191,150	187,570	(3,580)
Expiring 04/16/13	Bank of America	EUR	120	152,871	153,841	970
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	1,500	1,926,345	1,923,015	(3,330)
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	962	1,231,136	1,232,655	1,519
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	687	874,624	880,659	6,035
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	644	823,904	825,849	1,945
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	388	504,305	497,552	(6,753)
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	375	502,545	480,754	(21,791)
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	258	339,396	330,758	(8,638)
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	213	273,397	273,376	(21)
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	190	243,315	243,084	(231)
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	144	183,468	184,315	847
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	95	127,802	121,167	(6,635)
Expiring 04/16/13	Deutsche Bank	EUR	760	986,860	974,328	(12,532)
Expiring 04/16/13	Deutsche Bank	EUR	545	717,394	698,403	(18,991)
Expiring 04/16/13	Deutsche Bank	EUR	350	461,492	448,361	(13,131)
Expiring 04/16/13	Deutsche Bank	EUR	279	374,908	357,114	(17,794)
Expiring 04/16/13	Deutsche Bank	EUR	208	267,662	266,103	(1,559)
Expiring 04/16/13	Deutsche Bank	EUR	200	259,702	256,402	(3,300)
Expiring 04/16/13	Deutsche Bank	EUR	182	232,982	233,786	804
Expiring 04/16/13	Deutsche Bank	EUR	151	201,668	193,720	(7,948)

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)

Euro (cont’d.),
Expiring 04/16/13	Hong Kong & Shanghai Bank	EUR	807	$1,033,151	$1,034,592	$1,441
Expiring 04/16/13	Hong Kong & Shanghai Bank	EUR	204	272,701	261,368	(11,333)
Expiring 04/16/13	Hong Kong & Shanghai Bank	EUR	182	232,805	233,786	981
Expiring 04/16/13	Hong Kong & Shanghai Bank	EUR	40	50,871	51,280	409
Expiring 04/16/13	State Street Bank	EUR	250	319,700	320,503	803
Expiring 04/16/13	State Street Bank	EUR	209	271,539	267,940	(3,599)
Expiring 04/16/13	State Street Bank	EUR	127	165,537	162,975	(2,562)
Japanese Yen,
Expiring 04/22/13	Bank of America	JPY	14,562	176,968	154,718	(22,250)
Expiring 04/22/13	Bank of America	JPY	5,303	64,472	56,338	(8,134)
Expiring 04/22/13	Bank of America	JPY	1,800	21,944	19,125	(2,819)
Expiring 04/22/13	Credit Suisse First Boston Corp.	JPY	7,727	82,168	82,091	(77)
Expiring 04/22/13	Credit Suisse First Boston Corp.	JPY	4,848	58,834	51,509	(7,325)
Expiring 04/22/13	Deutsche Bank	JPY	7,121	89,815	75,654	(14,161)
Expiring 04/22/13	Deutsche Bank	JPY	7,115	81,565	75,595	(5,970)
Expiring 04/22/13	Deutsche Bank	JPY	3,300	38,592	35,062	(3,530)
Expiring 04/22/13	Deutsche Bank	JPY	3,030	32,203	32,193	(10)
Expiring 04/22/13	Hong Kong & Shanghai Bank	JPY	9,999	109,785	106,237	(3,548)
Expiring 04/22/13	Hong Kong & Shanghai Bank	JPY	6,818	72,778	72,434	(344)
Expiring 04/22/13	Hong Kong & Shanghai Bank	JPY	5,454	68,527	57,947	(10,580)
Swiss Franc,
Expiring 08/12/13	Credit Suisse First Boston Corp.	CHF	15	15,994	15,939	(55)

				$18,527,883	$18,250,232	$(277,651)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

British Pound,
Expiring 04/19/13	Bank of America	GBP	332	$498,950	$504,470	$(5,520)
Expiring 04/19/13	Bank of America	GBP	328	492,219	497,830	(5,611)
Expiring 04/19/13	Bank of America	GBP	190	290,750	288,919	1,831
Expiring 04/19/13	Bank of America	GBP	117	185,017	178,389	6,628
Expiring 04/19/13	Bank of America	GBP	116	183,578	176,566	7,012
Expiring 04/19/13	Barclays Capital Group	GBP	839	1,349,294	1,274,760	74,534
Expiring 04/19/13	Barclays Capital Group	GBP	232	367,413	353,134	14,279
Expiring 04/19/13	Credit Suisse First Boston Corp.	GBP	10,000	16,203,802	15,192,703	1,011,099
Expiring 04/19/13	Credit Suisse First Boston Corp.	GBP	769	1,240,069	1,167,648	72,421
Expiring 04/19/13	Credit Suisse First Boston Corp.	GBP	235	370,174	356,777	13,397
Expiring 04/19/13	Credit Suisse First Boston Corp.	GBP	117	176,603	176,930	(327)
Expiring 04/19/13	Credit Suisse First Boston Corp.	GBP	116	183,613	176,566	7,047
Expiring 04/19/13	Deutsche Bank	GBP	5,000	8,103,650	7,596,352	507,298
Expiring 04/19/13	Deutsche Bank	GBP	1,497	2,417,475	2,273,826	143,649
Expiring 04/19/13	Deutsche Bank	GBP	1,085	1,708,527	1,648,565	59,962
Expiring 04/19/13	Deutsche Bank	GBP	923	1,434,066	1,402,062	32,004
Expiring 04/19/13	Deutsche Bank	GBP	340	547,271	516,552	30,719
Expiring 04/19/13	Deutsche Bank	GBP	235	369,871	356,777	13,094
Expiring 04/19/13	Hong Kong & Shanghai Bank	GBP	3,200	5,186,081	4,861,665	324,416
Expiring 04/19/13	Hong Kong & Shanghai Bank	GBP	233	352,320	353,860	(1,540)
Expiring 05/21/13	Bank of America	GBP	540	857,196	820,787	36,409
Expiring 05/21/13	Bank of America	GBP	489	736,605	742,619	(6,014)
Expiring 05/21/13	Bank of America	GBP	346	515,257	524,918	(9,661)
Expiring 05/21/13	Bank of America	GBP	288	436,720	437,942	(1,222)
Expiring 05/21/13	Bank of America	GBP	210	313,789	319,177	(5,388)
Expiring 05/21/13	Bank of America	GBP	179	268,948	271,134	(2,186)
Expiring 05/21/13	Barclays Capital Group	GBP	230	343,695	349,944	(6,249)
Expiring 05/21/13	Barclays Capital Group	GBP	136	206,152	207,147	(995)
Expiring 05/21/13	Credit Suisse First Boston Corp.	GBP	17,781	28,253,737	27,009,236	1,244,501

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

British Pound (cont’d.),
Expiring 05/21/13	Credit Suisse First Boston Corp.	GBP	1,102	$1,698,727	$1,673,876	$24,851
Expiring 05/21/13	Credit Suisse First Boston Corp.	GBP	1,093	1,646,918	1,660,560	(13,642)
Expiring 05/21/13	Credit Suisse First Boston Corp.	GBP	461	687,066	699,891	(12,825)
Expiring 05/21/13	Credit Suisse First Boston Corp.	GBP	264	397,814	400,551	(2,737)
Expiring 05/21/13	Credit Suisse First Boston Corp.	GBP	179	268,521	271,134	(2,613)
Expiring 05/21/13	Credit Suisse First Boston Corp.	GBP	108	160,522	163,701	(3,179)
Expiring 05/21/13	Deutsche Bank	GBP	143	215,738	216,814	(1,076)
Expiring 05/21/13	Deutsche Bank	GBP	108	160,598	163,701	(3,103)
Expiring 05/21/13	Hong Kong & Shanghai Bank	GBP	461	687,133	699,891	(12,758)
Expiring 05/21/13	Hong Kong & Shanghai Bank	GBP	290	441,662	440,340	1,322
Expiring 05/21/13	Hong Kong & Shanghai Bank	GBP	218	327,997	330,863	(2,866)
Expiring 05/21/13	Hong Kong & Shanghai Bank	GBP	123	185,180	186,356	(1,176)
Expiring 08/19/13	Bank of America	GBP	8,005	12,407,777	12,155,355	252,422
Expiring 08/19/13	Bank of America	GBP	605	913,660	918,082	(4,422)
Expiring 08/19/13	Bank of America	GBP	470	714,036	714,265	(229)
Expiring 08/19/13	Credit Suisse First Boston Corp.	GBP	15,874	24,572,814	24,104,013	468,801
Expiring 08/19/13	Credit Suisse First Boston Corp.	GBP	505	764,091	767,187	(3,096)
Euro,
Expiring 04/16/13	Bank of America	EUR	567	733,921	726,394	7,527
Expiring 04/16/13	Bank of America	EUR	75	98,665	95,764	2,901
Expiring 04/16/13	Barclays Capital Group	EUR	16,400	21,223,847	21,024,967	198,880
Expiring 04/16/13	Barclays Capital Group	EUR	75	98,972	95,765	3,207
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	16,400	21,224,880	21,024,967	199,913
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	847	1,097,084	1,085,995	11,089
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	561	730,044	718,929	11,115
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	513	672,666	657,701	14,965
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	466	610,212	596,828	13,384
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	180	235,092	230,761	4,331
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	180	233,191	230,762	2,429
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	90	118,495	115,736	2,759
Expiring 04/16/13	Deutsche Bank	EUR	16,400	21,224,553	21,024,967	199,586
Expiring 04/16/13	Deutsche Bank	EUR	639	833,111	819,389	13,722
Expiring 04/16/13	Deutsche Bank	EUR	90	118,468	115,734	2,734
Expiring 04/16/13	Deutsche Bank	EUR	37	49,336	47,882	1,454
Expiring 04/16/13	Standard Chartered PLC	EUR	93	122,112	119,314	2,798
Expiring 05/17/13	Bank of America	EUR	259	346,088	332,394	13,694
Expiring 05/17/13	Credit Suisse First Boston Corp.	EUR	259	345,985	332,393	13,592
Expiring 07/17/13	Bank of America	EUR	511	682,730	655,038	27,692
Expiring 07/17/13	Bank of America	EUR	51	68,778	65,501	3,277
Expiring 07/17/13	Barclays Capital Group	EUR	482	643,055	617,820	25,235
Expiring 07/17/13	Credit Suisse First Boston Corp.	EUR	588	768,967	754,801	14,166
Expiring 07/17/13	Credit Suisse First Boston Corp.	EUR	530	691,568	679,934	11,634
Expiring 07/17/13	Credit Suisse First Boston Corp.	EUR	500	680,649	641,471	39,178
Expiring 07/17/13	Credit Suisse First Boston Corp.	EUR	81	109,207	103,246	5,961
Expiring 07/17/13	Deutsche Bank	EUR	339	460,797	434,848	25,949
Expiring 07/17/13	Deutsche Bank	EUR	60	80,538	76,522	4,016
Expiring 07/17/13	Hong Kong & Shanghai Bank	EUR	26	34,402	32,751	1,651
Japanese Yen,
Expiring 04/22/13	Bank of America	JPY	11,061	115,489	117,519	(2,030)
Expiring 04/22/13	Credit Suisse First Boston Corp.	JPY	9,783	101,668	103,943	(2,275)
Expiring 04/22/13	Credit Suisse First Boston Corp.	JPY	9,456	98,544	100,468	(1,924)
Expiring 04/22/13	Credit Suisse First Boston Corp.	JPY	6,894	76,783	73,246	3,537
Expiring 04/22/13	Deutsche Bank	JPY	8,900	103,453	94,560	8,893
Expiring 04/22/13	Deutsche Bank	JPY	6,438	71,037	68,403	2,634
Expiring 04/22/13	Hong Kong & Shanghai Bank	JPY	161,348	2,038,889	1,714,279	324,610
Expiring 04/22/13	Hong Kong & Shanghai Bank	JPY	11,060	136,381	117,504	18,877
Expiring 04/22/13	Hong Kong & Shanghai Bank	JPY	5,909	63,590	62,777	813

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)

Swiss Franc,
Expiring 08/12/13	Credit Suisse First Boston Corp.	CHF	79	$86,211	$83,175	$3,036
Expiring 08/12/13	Credit Suisse First Boston Corp.	CHF	12	12,280	12,287	(7)
Expiring 08/12/13	Deutsche Bank	CHF	79	86,156	83,167	2,989

				$197,170,990	$191,693,737	$5,477,253

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,166,983,879	$139,354,944	$8,624,500
Preferred Stocks	57,839,818	—	27,088,395
Warrants	562,572	—	3,761,377
Bank Loans	—	77,761,246	—
Convertible Bonds	—	9,806,184	8,234,000
Corporate Bonds	—	339,692,685	1,073,857
Affiliated Money Market Mutual Fund	791,927,894	—	—
U.S. Government Agency Obligations	—	35,699,049	—
U.S. Treasury Obligations	—	237,955,640	—
Other Financial Instruments*
Futures	842,435	—	—
Forward Foreign Currency Exchange Contracts	—	5,199,602	—

Total	$4,018,156,598	$845,469,350	$48,782,129

Fair Value of Level 2 investments at 12/31/12 was $1,467,793,776. Of that amount $946,170,103, were classified as Level 2 instruments as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $821,900,737 was transferred from Level 2 into Level 1 at 03/31/13 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Bonds	Corporate Bonds
Balance as of 12/31/2012	$—	$—	$—
Accrued discounts/premiums	—	—	(11,109)
Realized gain (loss)	—	—	(467)
Change in unrealized appreciation (depreciation)**	—	(11,800)	725
Purchases	(357,000)	—	—
Sales	—	—	—
Transfer into Level 3	8,981,500	8,245,800	1,084,708

Balance as of 03/31/13	$8,624,500	$8,234,000	$1,073,857

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Preferred Stocks	Warrants
Balance as of 12/31/2012	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	(1,013,745)	765,485
Purchases	22,436,040	—
Sales	—	—
Transfer into Level 3	5,666,100	2,995,892

Balance as of 03/31/13	$27,088,395	$3,761,377

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(259,335) was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were eight Common Stocks and two Corporate Bonds transferred into level 3 as a result of using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2013 categorized by risk exposure:

Derivative Fair Value at 3/31/13
Equity contracts	$5,164,590
Foreign exchange contracts	5,201,396

Total	$10,365,986

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 99.2%
Australia — 7.7%
Australand Property Group, REIT	209,600	$753,560
CFS Retail Property Trust, REIT	1,062,000	2,226,258
Charter Hall Office REIT Escrow Shares	230,500	—
Charter Hall Retail, REIT	252,466	1,029,593
Commonwealth Property Office Fund, REIT	1,828,096	2,116,022
Dexus Property Group, REIT	2,965,570	3,222,606
Federation Centres, REIT	703,500	1,728,573
FKP Property Group	77,542	128,098
Goodman Group, REIT	837,060	4,184,081
GPT Group, REIT	1,049,020	4,059,735
Investa Office Fund, REIT	698,153	2,227,363
Mirvac Group, REIT	1,731,264	2,929,383
Stockland, REIT	984,089	3,755,631
Westfield Group, REIT	1,705,629	19,324,836

		47,685,739

Austria — 0.3%
Atrium European Real Estate Ltd.	268,355	1,547,964

Belgium — 0.1%
Cofinimmo, REIT	6,516	746,301

Brazil — 0.9%
BR Malls Participacoes SA	132,300	1,655,755
Brookfield Incorporacoes SA	326,498	402,316
Cyrela Brazil Realty SA Empreendimentos e Participacoes	85,000	729,383
Gafisa SA*	75,600	150,021
Multiplan Empreendimentos Imobiliarios SA	69,713	2,002,642
PDG Realty SA Empreendimentos e Participacoes	391,900	610,904

		5,551,021

Canada — 1.2%
Boardwalk Real Estate Investment Trust, REIT	19,364	1,191,176
Brookfield Office Properties, Inc.	119,506	2,051,666
Canadian Apartment Properties, REIT	22,710	563,810
Chartwell Retirement Residences, REIT	146,254	1,595,210
RioCan Real Estate Investment Trust, REIT	80,185	2,194,362

		7,596,224

Finland — 0.3%
Sponda Oyj	434,289	2,048,638

France — 1.4%
Fonciere des Regions, REIT	45,983	3,600,269
ICADE, REIT	8,127	710,691
Klepierre, REIT	112,279	4,410,591

		8,721,551

Germany — 1.4%
Alstria Office REIT AG, REIT	120,000	1,352,100
DIC Asset AG	163,204	1,631,371
GSW Immobilien AG	75,836	2,999,922
LEG Immobilien GmbH*	30,065	1,610,928
Prime Office REIT-AG, REIT	269,961	1,107,708

		8,702,029

Hong Kong — 9.8%
Cheung Kong Holdings Ltd.	808,000	11,969,922
China Overseas Land & Investment Ltd.	302,000	835,236
China Resources Land Ltd.	320,000	897,252

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Hang Lung Properties Ltd.	1,541,000	$5,769,285
Henderson Land Development Co. Ltd.	611,000	4,191,112
Hongkong Land Holdings Ltd.	653,000	4,838,730
Hysan Development Co. Ltd.	421,000	2,131,300
Kerry Properties Ltd.	280,000	1,246,386
Link REIT (The), REIT	1,068,300	5,826,586
New World China Land Ltd.	1,204,000	516,508
New World Development Ltd.	456,000	774,995
Sino Land Co. Ltd.	2,082,400	3,544,180
Sun Hung Kai Properties Ltd.	801,000	10,809,082
Swire Properties Ltd.	406,800	1,446,801
Wharf Holdings Ltd. (The)	406,000	3,630,924
Wheelock & Co. Ltd.	448,000	2,392,039

		60,820,338

Italy — 0.2%
Beni Stabili SpA, REIT	1,909,948	1,138,692

Japan — 16.5%
Activia Properties, Inc., REIT	423	4,067,069
Advance Residence Investment Corp., REIT	668	1,792,507
Aeon Mall Co. Ltd.	162,300	4,955,891
Daito Trust Construction Co. Ltd.	54,600	4,685,490
Daiwa House Industry Co. Ltd.	405,000	7,921,205
GLP J-Reit, REIT	2,057	2,209,196
Japan Logistics Fund, Inc., REIT	83	968,746
Japan Real Estate Investment Corp., REIT	377	5,223,726
Japan Retail Fund Investment Corp., REIT	769	1,907,983
Mitsubishi Estate Co. Ltd.	868,000	24,588,178
Mitsui Fudosan Co. Ltd.	678,000	19,361,863
Nippon Building Fund, Inc., REIT	492	6,894,005
Nippon Prologis REIT, Inc., REIT*	145	1,578,850
Nomura Real Estate Holdings, Inc.	170,900	3,835,604
NTT Urban Development Corp.	2,164	2,608,646
Sumitomo Realty & Development Co. Ltd.	252,000	9,817,190

		102,416,149

Netherlands — 4.0%
Corio NV, REIT	108,014	5,039,186
Eurocommercial Properties NV, REIT	97,996	3,586,981
Unibail-Rodamco SE, REIT	49,661	11,566,687
Wereldhave NV, REIT	66,728	4,612,933

		24,805,787

Norway — 0.2%
Norwegian Property ASA	887,468	1,393,328

Singapore — 4.9%
Ascendas Real Estate Investment Trust, REIT	1,132,000	2,378,661
Cache Logistics Trust, REIT	1,093,000	1,150,982
CapitaLand Ltd.	1,279,000	3,658,239
CapitaMall Trust, REIT	1,067,000	1,800,930
CapitaMalls Asia Ltd.	506,000	839,486
CDL Hospitality Trusts, REIT	547,000	905,583
City Developments Ltd.	207,000	1,898,081
Far East Hospitality Trust, REIT	755,000	715,948
Global Logistic Properties Ltd.	1,624,000	3,448,837
Keppel Land Ltd.	321,100	1,024,141
Keppel REIT, REIT	3,246,250	3,564,965
Mapletree Commercial Trust, REIT	3,246,000	3,522,269
Mapletree Greater China Commercial Trust, REIT*	1,230,000	1,031,322

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
Mapletree Industrial Trust, REIT	2,848,280	$3,226,374
Suntec Real Estate Investment Trust, REIT	1,031,000	1,498,036

		30,663,854

Sweden — 0.6%
Hufvudstaden AB (Class A Stock)	152,117	1,909,472
Klovern AB	402,511	1,741,843

		3,651,315

United Kingdom — 3.7%
Big Yellow Group PLC, REIT	533,542	2,877,963
British Land Co. PLC, REIT	782,890	6,465,299
Great Portland Estates PLC, REIT	128,159	965,676
Hammerson PLC, REIT	908,095	6,787,290
Land Securities Group PLC, REIT	320,726	4,039,959
Segro PLC, REIT	496,447	1,918,260

		23,054,447

United States — 46.0%
Alexandria Real Estate Equities, Inc., REIT	67,002	4,755,802
American Assets Trust, Inc., REIT	67,156	2,149,664
American Tower Corp., REIT	20,760	1,596,859
Apartment Investment & Management Co. (Class A Stock), REIT	227,086	6,962,457
Associated Estates Realty Corp., REIT	106,125	1,978,170
AvalonBay Communities, Inc., REIT	81,977	10,384,027
BioMed Realty Trust, Inc., REIT	101,486	2,192,098
Boston Properties, Inc., REIT	93,648	9,464,067
BRE Properties, Inc., REIT	65,354	3,181,433
Camden Property Trust, REIT	90,979	6,248,438
Chesapeake Lodging Trust, REIT	100,185	2,298,244
Corporate Office Properties Trust, REIT	16,500	440,220
Cousins Properties, Inc., REIT	190,950	2,041,255
CubeSmart, REIT	301,854	4,769,293
DCT Industrial Trust, Inc., REIT	216,449	1,601,723
Douglas Emmett, Inc., REIT	124,504	3,103,885
Duke Realty Corp., REIT	280,205	4,757,881
EastGroup Properties, Inc., REIT	26,330	1,532,406
Equity Residential, REIT	58,422	3,216,715
Essex Property Trust, Inc., REIT(a)	20,484	3,084,481
Excel Trust, Inc., REIT	109,350	1,492,627
Extra Space Storage, Inc., REIT	106,900	4,197,963
General Growth Properties, Inc., REIT	423,239	8,413,991
Glimcher Realty Trust, REIT	223,822	2,596,335
HCP, Inc., REIT	170,300	8,491,158
Health Care REIT, Inc., REIT(a)	211,183	14,341,438
Healthcare Realty Trust, Inc., REIT	47,393	1,345,487
Host Hotels & Resorts, Inc., REIT	578,510	10,118,140
Hudson Pacific Properties, Inc., REIT	87,962	1,913,173
Kimco Realty Corp., REIT(a)	326,781	7,319,894
Kite Realty Group Trust, REIT	191,366	1,289,807
Liberty Property Trust, REIT	134,790	5,357,903
LTC Properties, Inc., REIT	37,335	1,520,655
Macerich Co. (The), REIT	139,495	8,980,688
Mack-Cali Realty Corp., REIT(a)	191,687	5,484,165
Parkway Properties, Inc., REIT	16,100	298,655
Plum Creek Timber Co., Inc., REIT(a)	29,258	1,527,268
ProLogis, Inc., REIT	401,999	16,071,920
Public Storage, REIT	106,153	16,169,225
Ramco-Gershenson Properties Trust, REIT	17,300	290,640
Regency Centers Corp., REIT	67,672	3,580,525

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Simon Property Group, Inc., REIT	181,388	$28,760,881
SL Green Realty Corp., REIT(a)	110,605	9,524,197
Sovran Self Storage, Inc., REIT	49,400	3,185,806
Strategic Hotels & Resorts, Inc., REIT*	466,817	3,897,922
Sunstone Hotel Investors, Inc., REIT*	434,004	5,342,589
Tanger Factory Outlet Centers, REIT(a)	43,532	1,574,988
Taubman Centers, Inc., REIT	14,704	1,141,913
Terreno Realty Corp., REIT	19,620	352,768
UDR, Inc., REIT	263,962	6,385,241
Ventas, Inc., REIT	211,629	15,491,243
Vornado Realty Trust, REIT	92,208	7,712,277
Weingarten Realty Investors, REIT(a)	184,689	5,826,938

		285,757,538

TOTAL COMMON STOCKS (cost $523,163,933)		616,300,915

PREFERRED STOCK
Sweden
Klovern AB, (PRFC), (cost $175,341)	9,225	192,879

TOTAL LONG-TERM INVESTMENTS (cost $523,339,274)		616,493,794

SHORT-TERM INVESTMENT — 5.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $34,625,755; includes $28,637,864 of cash collateral for securities on loan)(b)(w)	34,625,755	34,625,755

TOTAL INVESTMENTS — 104.8% (cost $557,965,029)		651,119,549
Liabilities in excess of other assets — (4.8)%		(29,833,875)

NET ASSETS — 100.0%		$621,285,674

The following abbreviations are used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
PRFC	Preference Shares
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $28,111,332 ; cash collateral of $28,637,864 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$1,728,573	$45,957,166	$—
Austria	1,547,964	—	—
Belgium	746,301	—	—
Brazil	5,551,021	—	—
Canada	7,596,224	—	—
Finland	2,048,638	—	—
France	8,721,551	—	—
Germany	8,702,029	—	—
Hong Kong	4,838,730	55,981,608	—
Italy	1,138,692	—	—
Japan	3,788,046	98,628,103	—
Netherlands	24,805,787	—	—
Norway	1,393,328	—	—
Singapore	4,257,696	26,406,158	—
Sweden	3,651,315	—	—
United Kingdom	23,054,447	—	—
United States	285,757,538	—	—
Preferred Stock — Sweden	192,879	—	—
Affiliated Money Market Mutual Fund	34,625,755	—	—

Total	$424,146,514	$226,973,035	$—

Fair Value of Level 2 investments at 12/31/12 was $254,179,233. An amount of $621,158 was transferred from Level 1 into Level 2 at 03/31/13 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to refelct the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:

Retail REITs	22.3%
Diversified Real Estate Activities	17.1
Specialized REITs	16.2
Diversified REITs	11.0
Office REITs	9.8
Residential REITs	7.2
Real Estate Operating Companies	6.3

Industrial REITs	6.0%
Affiliated Money Market Mutual Fund (4.6% represents investments purchased with collateral from securities on loan)	5.6
Real Estate Development	3.0
Homebuilding	0.3

104.8
Liabilities in excess of other assets	(4.8)

100.0%

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS
Apparel — 3.7%
NIKE, Inc. (Class B Stock)	890,814	$52,566,934

Banks — 1.7%
Northern Trust Corp.	437,276	23,857,779

Beverages — 2.3%
PepsiCo, Inc.	417,651	33,040,371

Biotechnology — 1.9%
Vertex Pharmaceuticals, Inc.*	492,506	27,077,980

Chemicals — 2.6%
Praxair, Inc.	330,854	36,903,455

Commercial Services — 2.3%
MasterCard, Inc. (Class A Stock)	61,550	33,306,551

Computers — 9.5%
Apple, Inc.(a)	238,315	105,485,368
NetApp, Inc.*	847,909	28,964,571

		134,449,939

Cosmetics/Personal Care — 2.6%
Procter & Gamble Co. (The)	475,243	36,622,226

Diversified Financial Services — 5.6%
American Express Co.	713,055	48,102,690
IntercontinentalExchange, Inc.*(a)	196,126	31,982,267

		80,084,957

Electronic Components & Equipment — 1.7%
Honeywell International, Inc.	316,047	23,814,141

Internet Services — 14.1%
Amazon.com, Inc.*(a)	100,319	26,734,010
Equinix, Inc.*(a)	191,012	41,317,806
Google, Inc. (Class A Stock)*	107,604	85,440,804
priceline.com, Inc.*(a)	23,044	15,852,659
Rackspace Hosting, Inc.*(a)	619,470	31,270,846

		200,616,125

Lodging — 3.6%
Las Vegas Sands Corp.	339,528	19,132,403
Marriott International, Inc. (Class A Stock)	745,368	31,476,891

		50,609,294

Oil & Gas Services — 6.6%
Halliburton Co.	641,778	25,934,249
Schlumberger Ltd. (Netherlands)	896,806	67,161,801

		93,096,050

Pharmaceuticals — 4.1%
Abbott Laboratories	613,765	21,678,180
AbbVie, Inc.	402,470	16,412,727
Teva Pharmaceutical Industries Ltd. (Israel), ADR	494,612	19,626,204

		57,717,111

Real Estate — 3.2%
CBRE Group, Inc. (Class A Stock)*	1,778,988	44,919,447

Real Estate Investment Trusts — 5.1%
American Tower Corp.	933,014	71,767,437

Restaurants — 2.1%
Chipotle Mexican Grill, Inc.*(a)	90,961	29,641,461

Retailing — 6.8%
Costco Wholesale Corp.	456,446	48,433,485

	Shares	Value
COMMON STOCKS (Continued)
Retailing (cont’d.)
Dollar General Corp.*	461,825	$23,359,109
PVH Corp.	228,790	24,437,060

		96,229,654

Semiconductors — 8.3%
QUALCOMM, Inc.	1,295,850	86,757,157
Xilinx, Inc.	802,646	30,636,998

		117,394,155

Software — 6.7%
Activision Blizzard, Inc.	3,230,951	47,074,956
Oracle Corp.	846,031	27,360,643
salesforce.com, Inc.*(a)	113,436	20,285,760

		94,721,359

Telecommunications — 3.5%
Crown Castle International Corp.*	705,422	49,125,588

TOTAL LONG-TERM INVESTMENTS (cost $1,160,026,775)		1,387,562,014

SHORT-TERM INVESTMENT — 8.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $119,946,361; includes $92,626,097 of cash collateral for securities on loan)(b)(w)	119,946,361	119,946,361

TOTAL INVESTMENTS — 106.5% (cost $1,279,973,136)		1,507,508,375

Liabilities in excess of other assets — (6.5)%		(91,496,328)

NET ASSETS — 100.0%		$1,416,012,047

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $91,934,119; cash collateral of $92,626,097 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,387,562,014	$—	$—
Affiliated Money Market Mutual Fund	119,946,361	—	—

Total	$1,507,508,375	$—	$—

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.3%
COMMON STOCKS
Aerospace & Defense — 3.3%
Boeing Co. (The)	466,274	$40,029,623
General Dynamics Corp.	157,474	11,103,492

		51,133,115

Agriculture — 1.6%
Philip Morris International, Inc.	268,178	24,862,782

Automobile Manufacturers — 1.2%
General Motors Co.*(a)	669,219	18,617,673

Banks — 10.6%
Bank of America Corp.	3,088,294	37,615,421
Capital One Financial Corp.	142,999	7,857,795
Citigroup, Inc.	848,232	37,525,784
Comerica, Inc.	436,726	15,700,300
JPMorgan Chase & Co.	1,034,500	49,097,370
SunTrust Banks, Inc.	636,615	18,340,878

		166,137,548

Beverages — 3.0%
Anheuser-Busch InBev NV (Belgium), ADR(a)	249,191	24,806,964
Constellation Brands, Inc. (Class A Stock)*	196,257	9,349,683
Diageo PLC (United Kingdom), ADR	100,753	12,678,758

		46,835,405

Biotechnology — 1.1%
Vertex Pharmaceuticals, Inc.*	328,301	18,049,989

Building Materials — 0.7%
Masco Corp.	568,038	11,502,769

Chemicals — 2.6%
CF Industries Holdings, Inc.	117,374	22,344,488
Eastman Chemical Co.	151,874	10,611,436
LyondellBasell Industries NV (Netherlands) (Class A Stock)	135,319	8,564,339

		41,520,263

Computers — 2.1%
EMC Corp.*	1,347,887	32,201,020

Diversified Financial Services — 2.9%
IntercontinentalExchange, Inc.*(a)	85,328	13,914,437
SLM Corp.	1,543,313	31,607,050

		45,521,487

Electric — 5.3%
DTE Energy Co.	344,285	23,528,437
Duke Energy Corp.	324,651	23,566,416
Exelon Corp.	598,281	20,628,729
PPL Corp.	491,838	15,399,448

		83,123,030

Environmental Control — 1.0%
Waste Management, Inc.	418,697	16,417,109

Food — 1.4%
Mondelez International, Inc. (Class A Stock)	697,133	21,339,241

Food & Staples Retailing — 0.5%
Wal-Mart Stores, Inc.	103,683	7,758,599

Healthcare Products — 1.2%
C.R. Bard, Inc.	182,744	18,416,940

Healthcare Providers & Services — 3.1%
Aetna, Inc.	467,223	23,884,440

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Providers & Services (cont’d.)
UnitedHealth Group, Inc.	419,667	$24,009,149

		47,893,589

Insurance — 7.7%
American International Group, Inc.*	651,417	25,288,008
Everest Re Group Ltd. (Bermuda)	160,646	20,861,490
Hartford Financial Services Group, Inc. (The)	741,071	19,119,632
Lincoln National Corp.	949,048	30,948,455
Travelers Cos., Inc. (The)	292,559	24,630,542

		120,848,127

Internet — 0.9%
Google, Inc. (Class A Stock)*	18,857	14,973,024

Lodging — 0.8%
MGM Resorts International*(a)	1,011,417	13,300,134

Media — 4.3%
CBS Corp. (Class B Stock)	354,047	16,530,454
DIRECTV*	139,205	7,880,395
Liberty Global, Inc. (Class A Stock)*(a)	334,581	24,558,245
Viacom, Inc. (Class B Stock)	291,654	17,957,137

		66,926,231

Miscellaneous Manufacturing — 4.6%
General Electric Co.	2,755,183	63,699,831
Textron, Inc.	266,662	7,949,194

		71,649,025

Oil & Gas — 13.9%
BP PLC (United Kingdom), ADR	576,808	24,427,819
ConocoPhillips	194,706	11,701,831
Devon Energy Corp.	699,181	39,447,792
Exxon Mobil Corp.	830,715	74,855,729
Halliburton Co.	760,555	30,734,028
Occidental Petroleum Corp.	184,060	14,424,782
Southwestern Energy Co.*	585,446	21,813,718

		217,405,699

Pharmaceuticals — 8.2%
Eli Lilly & Co.	253,120	14,374,685
Johnson & Johnson(a)	241,314	19,674,330
Merck & Co., Inc.	1,052,657	46,559,019
Pfizer, Inc.	1,642,463	47,401,482

		128,009,516

Real Estate Investment Trusts — 2.9%
American Tower Corp.	146,527	11,270,857
AvalonBay Communities, Inc.	150,485	19,061,935
Simon Property Group, Inc.	92,419	14,653,957

		44,986,749

Restaurants — 0.8%
Chipotle Mexican Grill, Inc.*(a)	36,816	11,997,230

Retail — 4.6%
Bed Bath & Beyond, Inc.*(a)	311,123	20,042,544
Lowe’s Cos., Inc.	566,454	21,479,936
Walgreen Co.	655,266	31,243,083

		72,765,563

Semiconductors — 2.6%
Altera Corp.	563,691	19,994,120

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
Lam Research Corp.*	493,077	$20,442,972

		40,437,092

Software — 0.8%
Adobe Systems, Inc.*	280,183	12,190,762

Telecommunications — 4.1%
AT&T, Inc.	1,294,770	47,505,111
Juniper Networks, Inc.*	918,601	17,030,863

		64,535,974

Transportation — 0.5%
Norfolk Southern Corp.	112,913	8,703,334

TOTAL LONG-TERM INVESTMENTS (cost $1,347,095,857)		1,540,059,019

SHORT-TERM INVESTMENT — 7.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $109,460,720; includes $73,133,028 of cash collateral for securities on loan)(b)(w)	109,460,720	109,460,720

Value
TOTAL INVESTMENTS — 105.3% (cost $1,456,556,577)	$1,649,519,739
Liabilities in excess of other assets — (5.3)%	(83,383,616)

NET ASSETS — 100.0%	$1,566,136,123

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $72,159,205; cash collateral of $73,133,028 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,540,059,019	$—	$—
Affiliated Money Market Mutual Fund	109,460,720	—	—

Total	$1,649,519,739	$—	$—

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS
Apparel — 3.5%
Deckers Outdoor Corp.*(a)	170,187	$9,477,714
PVH Corp.	123,455	13,186,229

		22,663,943

Beverages — 1.9%
Beam, Inc.	123,692	7,859,390
Monster Beverage Corp.*	94,108	4,492,716

		12,352,106

Biotechnology — 3.4%
Alexion Pharmaceuticals, Inc.*	36,880	3,398,123
Ariad Pharmaceuticals, Inc.*(a)	179,717	3,251,081
BioMarin Pharmaceutical, Inc.*(a)	89,501	5,572,332
Vertex Pharmaceuticals, Inc.*	182,800	10,050,344

		22,271,880

Chemicals — 4.7%
Airgas, Inc.	115,152	11,418,472
Ecolab, Inc.	122,764	9,843,218
International Flavors & Fragrances, Inc.	120,018	9,201,780

		30,463,470

Commercial Banks — 1.6%
First Republic Bank	270,383	10,442,191

Commercial Services — 3.5%
Genpact Ltd. (Bermuda)	279,200	5,078,648
HMS Holdings Corp.*(a)	101,970	2,768,485
Quanta Services, Inc.*	218,016	6,230,897
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	405,784	8,805,513

		22,883,543

Computer Services & Software — 2.1%
Activision Blizzard, Inc.	910,099	13,260,142

Computers — 4.0%
Cognizant Technology Solutions Corp. (Class A Stock)*	74,545	5,710,892
MICROS Systems, Inc.*(a)	179,418	8,165,313
NetApp, Inc.*	270,181	9,229,383
RealD, Inc.*(a)	198,807	2,584,491

		25,690,079

Consumer Products & Services — 3.6%
Church & Dwight Co., Inc.	144,650	9,348,729
Estee Lauder Cos., Inc. (The) (Class A Stock)	87,070	5,575,092
FleetCor Technologies, Inc.*	107,336	8,229,451

		23,153,272

Diversified Financial Services — 5.2%
IntercontinentalExchange, Inc.*(a)	80,414	13,113,111
Lazard Ltd. (Bermuda) (Class A Stock)	247,127	8,434,444
SLM Corp.	168,347	3,447,747
T. Rowe Price Group, Inc.(a)	115,762	8,667,101

		33,662,403

Electrical Equipment — 0.4%
Sensata Technologies Holding NV (Netherlands)*	76,520	2,515,212

Electronic Components — 2.6%
Amphenol Corp. (Class A Stock)	181,277	13,532,328

	Shares	Value
COMMON STOCKS (Continued)
Electronic Components (cont’d.)
Hubbell, Inc. (Class B Stock)	32,636	$3,169,282

		16,701,610

Electronics — 2.9%
Agilent Technologies, Inc.	329,504	13,829,283
Mettler-Toledo International, Inc.*	22,425	4,781,459

		18,610,742

Financial–Bank & Trust — 1.6%
Northern Trust Corp.	193,949	10,581,857

Food — 2.2%
Hain Celestial Group, Inc. (The)*(a)	144,342	8,816,409
TreeHouse Foods, Inc.*	86,767	5,652,870

		14,469,279

Hand/Machine Tools — 1.5%
Kennametal, Inc.	246,718	9,631,871

Healthcare Products — 2.3%
CareFusion Corp.*	229,362	8,025,376
Cepheid, Inc.*(a)	169,507	6,503,984

		14,529,360

Healthcare Services — 0.5%
MEDNAX, Inc.*	36,587	3,279,293

Hotels, Restaurants & Leisure — 1.3%
Chipotle Mexican Grill, Inc.*(a)	26,039	8,485,329

Industrial Products — 1.2%
Roper Industries, Inc.	59,949	7,632,107

Internet Services — 4.7%
Equinix, Inc.*(a)	62,629	13,547,279
Pandora Media, Inc.*(a)	466,902	6,611,332
Rackspace Hosting, Inc.*(a)	202,554	10,224,926

		30,383,537

Lodging — 1.5%
Marriott International, Inc. (Class A Stock)	223,890	9,454,875

Machinery — 1.2%
Graco, Inc.	131,085	7,606,863

Manufacturing — 0.9%
Rockwell Automation, Inc.	70,690	6,104,081

Media — 2.3%
Discovery Communications, Inc. (Class A Stock)*	90,319	7,111,718
Scripps Networks Interactive, Inc. (Class A Stock)	120,845	7,775,167

		14,886,885

Medical Products — 2.9%
C.R. Bard, Inc.	100,445	10,122,847
Henry Schein, Inc.*	90,787	8,402,337

		18,525,184

Oil & Gas — 3.8%
Core Laboratories NV (Netherlands)	37,418	5,160,691
Dril-Quip, Inc.*	84,419	7,358,804
Pioneer Natural Resources Co.	54,135	6,726,274
Whiting Petroleum Corp.*	105,675	5,372,517

		24,618,286

Oil Well Services & Equipment — 1.3%
Cameron International Corp.*	125,233	8,165,192

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 1.7%
Medivation, Inc.*	76,289	$3,568,037
Shire PLC (United Kingdom), ADR	71,446	6,527,307
Zoetis, Inc.	24,603	821,740

		10,917,084

Real Estate — 2.4%
CBRE Group, Inc. (Class A Stock)*	603,133	15,229,108

Retail — 8.6%
Coinstar, Inc.*(a)	176,103	10,287,937
Dick’s Sporting Goods, Inc.	119,107	5,633,761
Dollar General Corp.*	266,040	13,456,303
Fifth & Pacific Cos., Inc.*	135,612	2,560,355
Lululemon Athletica, Inc.*(a)	67,742	4,223,714
PetSmart, Inc.(a)	177,932	11,049,577
Tiffany & Co.	76,232	5,301,173
Ulta Salon Cosmetics & Fragrance, Inc.*(a)	33,602	2,727,474

		55,240,294

Retail Apparel — 1.4%
L Brands, Inc.	197,471	8,819,055

Semiconductors — 4.0%
Altera Corp.	278,781	9,888,362
Linear Technology Corp.(a)	155,457	5,964,885
Xilinx, Inc.	262,712	10,027,717

		25,880,964

Software — 4.2%
Citrix Systems, Inc.*	81,885	5,908,822
MSCI, Inc.*	381,053	12,929,128
salesforce.com, Inc.*(a)	46,119	8,247,461

		27,085,411

Specialty Retail — 0.8%
Dunkin’ Brands Group, Inc.	148,670	5,482,950

Telecommunications — 6.7%
Crown Castle International Corp.*	150,137	10,455,541
Juniper Networks, Inc.*	165,770	3,073,376
SBA Communications Corp. (Class A Stock)*(a)	296,052	21,321,665
tw telecom, Inc.*	322,477	8,123,196

		42,973,778

Transportation — 0.5%
C.H. Robinson Worldwide, Inc.	59,470	3,536,086

TOTAL LONG-TERM INVESTMENTS (cost $534,553,085)		638,189,322

	Shares	Value
SHORT-TERM INVESTMENT — 21.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $140,309,362; includes $134,500,801 of cash collateral received for securities on loan)(b)(w)	140,309,362	$140,309,362

TOTAL INVESTMENTS — 120.6% (cost $674,862,447)		778,498,684
Liabilities in excess of other assets — (20.6)%		(133,013,089)

NET ASSETS — 100.0%		$645,485,595

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $132,470,430; cash collateral of $134,500,801 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$638,189,322	$—	$—
Affiliated Money Market Mutual Fund	140,309,362	—	—

Total	$778,498,684	$—	$—

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS — 93.1%
Aerospace — 0.6%
AAR Corp.	20,278	$372,912
Kaman Corp.	112,674	3,996,547

		4,369,459

Aerospace & Defense — 1.6%
Moog, Inc. (Class A Stock)*	84,400	3,868,052
Teledyne Technologies, Inc.*	49,820	3,907,881
Triumph Group, Inc.	44,075	3,459,888

		11,235,821

Auto Repair — 0.2%
Monro Muffler Brake, Inc.	42,957	1,705,822

Automotive Parts — 1.1%
American Axle & Manufacturing Holdings, Inc.*(a)	327,132	4,465,352
Dana Holding Corp.	54,606	973,625
Tenneco, Inc.*	66,662	2,620,483

		8,059,460

Banking — 2.0%
BancorpSouth, Inc.	180,308	2,939,020
Home BancShares, Inc.	61,957	2,333,920
Lakeland Financial Corp.	38,082	1,016,409
Sandy Spring Bancorp, Inc.	55,030	1,106,103
Sterling Financial Corp.	131,195	2,845,620
Webster Financial Corp.	154,149	3,739,655

		13,980,727

Basic Materials - Forest — 0.1%
Universal Forest Products, Inc.	16,872	671,674

Basic Materials - Mining — 0.4%
Commercial Metals Co.	167,620	2,656,777

Biotechnology — 0.5%
Myriad Genetics, Inc.*	140,464	3,567,786

Chemicals — 3.7%
Axiall Corp.	57,687	3,585,824
Cytec Industries, Inc.(a)	13,026	964,966
Fuller (H.B.) Co.	127,265	4,973,516
Methanex Corp. (Canada)(a)	80,399	3,266,611
PolyOne Corp.	228,478	5,577,148
Quaker Chemical Corp.	23,162	1,367,021
Westlake Chemical Corp.	28,897	2,701,870
WR Grace & Co.*	44,387	3,440,436

		25,877,392

Clothing & Apparel — 1.6%
Carter’s, Inc.*(a)	49,077	2,810,640
Hanesbrands, Inc.*	79,530	3,623,387
Steven Madden Ltd.*	107,135	4,621,804

		11,055,831

Commercial Banks — 0.8%
Banner Corp.	71,225	2,267,092
Union First Market Bankshares Corp.	22,247	435,151

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
ViewPoint Financial Group, Inc.	146,924	$2,954,642

		5,656,885

Commercial Services — 1.6%
Aaron’s, Inc.	111,412	3,195,296
Service Corp. International	259,115	4,334,994
Team Health Holdings, Inc.*	55,365	2,014,179
TrueBlue, Inc.*	91,704	1,938,623

		11,483,092

Computer Services & Software — 1.8%
Mentor Graphics Corp.	209,274	3,777,396
Monotype Imaging Holdings, Inc.	103,853	2,466,509
NetScout Systems, Inc.*	85,782	2,107,664
SS&C Technologies Holdings, Inc.*	148,684	4,457,546

		12,809,115

Construction — 0.6%
Meritage Homes Corp.*	91,935	4,308,074

Consumer Cyclicals – Construction — 0.5%
Comfort Systems USA, Inc.	246,366	3,471,297

Consumer Staples – Home Products — 0.4%
Elizabeth Arden, Inc.*	65,561	2,638,830

Containers & Packaging — 0.4%
Graphic Packaging Holding Co.*	416,986	3,123,225

Distribution/Wholesale — 0.2%
ScanSource, Inc.*	51,716	1,459,426

Diversified Financial Services — 2.9%
Cohen & Steers, Inc.(a)	33,261	1,199,724
E*Trade Financial Corp.*	260,800	2,793,168
Manning & Napier, Inc.	35,846	592,893
MarketAxess Holdings, Inc.	63,883	2,382,836
Ocwen Financial Corp.*	151,734	5,753,753
Piper Jaffray Cos.*	10,293	353,050
Stifel Financial Corp.*(a)	129,403	4,486,402
Walter Investment Management Corp.*	69,589	2,592,190

		20,154,016

Diversified Machinery — 0.3%
Edwards Group Ltd. (Cayman Islands), ADR	254,847	2,051,518

Electric — 1.0%
Allete, Inc.	44,906	2,201,292
Black Hills Corp.	22,849	1,006,270
UNS Energy Corp.	73,932	3,618,232

		6,825,794

Electrical Utilities — 2.2%
Cleco Corp.	156,490	7,359,725
IDACORP, Inc.	145,403	7,018,603
NorthWestern Corp.	33,782	1,346,551

		15,724,879

Electronic Components & Equipment — 3.9%
Acuity Brands, Inc.(a)	25,127	1,742,557
Advanced Energy Industries, Inc.*	106,176	1,943,021

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Components & Equipment (cont’d.)
Belden, Inc.	102,310	$5,284,312
Checkpoint Systems, Inc.*	129,907	1,696,585
Convergys Corp.(a)	209,013	3,559,491
Electronics for Imaging, Inc.*	156,436	3,967,217
Littelfuse, Inc.	40,725	2,763,191
Newport Corp.*	237,360	4,016,131
PerkinElmer, Inc.	71,016	2,388,978

		27,361,483

Electronics — 0.3%
Coherent, Inc.	39,223	2,225,513

Engineering & Construction — 0.4%
Michael Baker Corp.	25,384	621,908
MYR Group, Inc.*	88,380	2,170,613

		2,792,521

Entertainment & Leisure — 1.6%
Marriott Vacations Worldwide Corp.*	84,053	3,606,714
Polaris Industries, Inc.(a)	29,030	2,684,985
Six Flags Entertainment Corp.	24,749	1,793,808
Vail Resorts, Inc.	48,778	3,039,845

		11,125,352

Equipment Services — 0.3%
Watsco, Inc.	25,085	2,111,655

Financial Services — 2.6%
Dime Community Bancshares, Inc.	79,835	1,146,431
First Cash Financial Services, Inc.*	38,573	2,250,349
First Financial Bankshares, Inc.(a)	67,321	3,271,801
Flushing Financial Corp.	113,019	1,914,542
Home Loan Servicing Solutions Ltd. (Cayman Islands)	118,065	2,754,456
Pinnacle Financial Partners, Inc.*	102,027	2,383,351
PrivateBancorp, Inc.	199,087	3,764,735
WSFS Financial Corp.	15,378	747,986

		18,233,651

Financial–Bank & Trust — 7.6%
Bank of the Ozarks, Inc.	126,025	5,589,209
Boston Private Financial Holdings, Inc.	234,212	2,314,015
Bridge Capital Holdings*	46,531	709,132
Brookline Bancorp, Inc.	134,929	1,233,251
CoBiz Financial, Inc.	119,610	966,449
Community Bank System, Inc.	93,677	2,775,650
First Midwest Bancorp, Inc.	152,123	2,020,193
First of Long Island Corp. (The)	26,025	771,641
Glacier Bancorp, Inc.	153,055	2,904,984
Heritage Financial Corp.	47,992	695,884
Independent Bank Corp.	60,251	1,963,580
MB Financial, Inc.	147,277	3,559,685
Prosperity Bancshares, Inc.	114,106	5,407,483
Provident Financial Services, Inc.	145,814	2,226,580
SCBT Financial Corp.(a)	56,576	2,851,430
Sierra Bancorp	3,488	45,867
Signature Bank*	78,251	6,163,049
Simmons First National Corp. (Class A Stock)	8,018	203,016

	Shares	Value
COMMON STOCKS (Continued)
Financial–Bank & Trust (cont’d.)
Southcoast Financial Corp.*	2,788	$14,079
Summit State Bank	6,180	50,800
Texas Capital Bancshares, Inc.*(a)	129,792	5,250,086
Trico Bancshares	31,300	535,230
UMB Financial Corp.	111,205	5,456,829

		53,708,122

Food — 0.6%
Hain Celestial Group, Inc. (The)*(a)	64,637	3,948,028

Healthcare Services — 1.8%
HealthSouth Corp.*	300,035	7,911,923
ICON PLC (Ireland)*	85,263	2,753,142
Omega Healthcare Investors, Inc.(a)	70,944	2,153,860

		12,818,925

Holding Companies–Diversified — 0.2%
Primoris Services Corp.	64,437	1,424,702

Home Builders — 0.7%
Ryland Group, Inc. (The)(a)	46,497	1,935,205
Standard Pacific Corp.*(a)	313,173	2,705,815

		4,641,020

Home Furnishings — 0.2%
Harman International Industries, Inc.	29,419	1,312,970

Household Products/Wares — 0.3%
Prestige Brands Holdings, Inc.*	87,836	2,256,507

Industrial Products — 0.1%
Olympic Steel, Inc.	42,444	1,014,412

Industrials – Components — 0.6%
Applied Industrial Technologies, Inc.	100,746	4,533,570

Industrials – Electrical Equipment — 0.8%
Anixter International, Inc.	79,111	5,531,441

Insurance — 1.3%
Alterra Capital Holdings Ltd. (Bermuda)	88,253	2,779,970
Enstar Group Ltd. (Bermuda)*	12,857	1,597,997
Maiden Holdings Ltd. (Bermuda)	187,816	1,988,971
Radian Group, Inc.(a)	256,891	2,751,303

		9,118,241

Insurance – Life Insurance — 1.1%
American Equity Investment Life Holding Co.(a)	501,088	7,461,200

Insurance – Property Insurance — 1.8%
Aspen Insurance Holdings Ltd. (Bermuda)	90,253	3,481,961
Meadowbrook Insurance Group, Inc.	388,931	2,741,964
ProAssurance Corp.	114,250	5,407,453
RLI Corp.	17,717	1,272,966

		12,904,344

Investment Companies — 1.0%
Golub Capital BDC, Inc.	64,334	1,062,154
New Mountain Finance Corp.	88,621	1,295,639
PennantPark Investment Corp.	139,706	1,577,281
Solar Capital Ltd.	61,158	1,436,601
Solar Senior Capital Ltd.	15,037	288,710

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Investment Companies (cont’d.)
THL Credit, Inc.	70,719	$1,059,371

		6,719,756

Leisure Time — 0.9%
Arctic Cat, Inc.*	74,928	3,274,354
Brunswick Corp.(a)	87,038	2,978,440

		6,252,794

Machinery — 1.1%
Altra Holdings, Inc.	83,629	2,276,381
Graco, Inc.	63,544	3,687,458
Twin Disc, Inc.(a)	60,537	1,518,268

		7,482,107

Medical Supplies & Equipment — 0.3%
Orthofix International NV (Curacao)*	59,906	2,148,828

Metals & Mining — 1.9%
Carpenter Technology Corp.	64,656	3,186,894
CIRCOR International, Inc.	51,184	2,175,320
Kaiser Aluminum Corp.	78,844	5,097,265
RBC Bearings, Inc.*	53,092	2,684,332

		13,143,811

Miscellaneous Manufacturing — 2.1%
A.O. Smith Corp.	39,543	2,909,179
Barnes Group, Inc.	74,950	2,168,303
Carlisle Cos., Inc.	73,660	4,993,411
Crane Co.	55,657	3,109,000
Raven Industries, Inc.	50,915	1,711,253

		14,891,146

Oil & Gas — 6.1%
Approach Resources, Inc.*(a)	236,217	5,813,300
Diamondback Energy, Inc.	78,476	2,106,296
Dril-Quip, Inc.*	68,800	5,997,296
Forum Energy Technologies, Inc.*(a)	190,559	5,480,477
Lufkin Industries, Inc.	40,813	2,709,575
Newpark Resources, Inc.*(a)	549,369	5,098,144
Rex Energy Corp.*	400,499	6,600,224
Rosetta Resources, Inc.*	68,029	3,236,820
TETRA Technologies, Inc.*	179,842	1,845,179
Thermon Group Holdings, Inc.*	119,828	2,661,380
Western Refining, Inc.	40,620	1,438,354

		42,987,045

Paper & Forest Products — 0.5%
KapStone Paper and Packaging Corp.	116,911	3,250,126

Pharmaceuticals — 0.4%
West Pharmaceutical Services, Inc.	38,583	2,505,580

Real Estate — 0.5%
Kennedy-Wilson Holdings, Inc.	221,041	3,428,346

Real Estate Investment Trusts — 11.8%
Acadia Realty Trust	134,056	3,722,735
American Campus Communities, Inc.	54,869	2,487,760

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Apollo Commercial Real Estate Finance, Inc.	161,683	$2,844,004
CBL & Associates Properties, Inc.(a)	162,024	3,823,766
Coresite Realty Corp.	122,980	4,301,840
Cubesmart(a)	301,638	4,765,880
CYS Investments, Inc.	321,409	3,773,342
DuPont Fabros Technology, Inc.(a)	227,026	5,509,921
EPR Properties	102,165	5,317,688
Highwoods Properties, Inc.(a)	86,815	3,435,270
Hudson Pacific Properties, Inc.	183,105	3,982,534
LaSalle Hotel Properties	156,548	3,973,188
LTC Properties, Inc.	112,421	4,578,907
MFA Financial, Inc.	640,936	5,973,524
Mid-America Apartment Communities, Inc.(a)	58,127	4,014,251
National Retail Properties, Inc.(a)	101,953	3,687,640
Pebblebrook Hotel Trust	141,882	3,659,137
PS Business Parks, Inc.	81,270	6,413,828
Silver Bay Realty Trust Corp.	16,973	351,341
Strategic Hotels & Resorts, Inc.*	245,955	2,053,724
Two Harbors Investment Corp.	346,405	4,368,167

		83,038,447

Retail & Merchandising — 3.5%
Asbury Automotive Group, Inc.*	61,696	2,263,626
Cabela’s, Inc.*(a)	47,712	2,899,935
Casey’s General Stores, Inc.(a)	28,863	1,682,713
Chico’s FAS, Inc.	78,198	1,313,726
Francesca’s Holdings Corp.*(a)	43,837	1,256,368
GNC Holdings, Inc. (Class A Stock)	62,317	2,447,812
HSN, Inc.	20,732	1,137,358
OfficeMax, Inc.(a)	264,356	3,069,173
Shoe Carnival, Inc.	88,638	1,811,761
Susser Holdings Corp.*(a)	90,425	4,621,622
Vitamin Shoppe, Inc.*	35,959	1,756,597

		24,260,691

Savings & Loan — 0.2%
Oritani Financial Corp.	111,413	1,725,787

Semiconductors — 3.2%
Cabot Microelectronics Corp.*	99,966	3,473,819
Fairchild Semiconductor International, Inc.*	338,295	4,783,491
Intersil Corp. (Class A Stock)	389,236	3,390,246
Micrel, Inc.	116,675	1,226,254
MKS Instruments, Inc.	123,622	3,362,518
Semtech Corp.*	167,125	5,914,554

		22,150,882

Services – Environmental — 0.3%
Waste Connections, Inc.(a)	58,303	2,097,742

Services - Industrial Services — 0.6%
G&K Services, Inc. (Class A Stock)	90,066	4,098,904

Software — 2.4%
Allscripts Healthcare Solutions, Inc.*	248,914	3,382,741
Digi International, Inc.*	101,398	905,484
Model N, Inc.	23,314	462,083
Progress Software Corp.*	67,512	1,537,923
PTC, Inc.*	202,001	5,149,005

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
SYNNEX Corp.*(a)	63,291	$2,341,767
Verint Systems, Inc.*	78,705	2,876,668

		16,655,671

Telecommunications — 1.6%
ADTRAN, Inc.(a)	89,187	1,752,525
Plantronics, Inc.	48,038	2,122,799
Premiere Global Services, Inc.*	304,054	3,341,553
West Corp.*(a)	195,573	3,753,046

		10,969,923

Transportation — 1.4%
Celadon Group, Inc.	66,709	1,391,550
Forward Air Corp.	101,145	3,771,697
Gulfmark Offshore, Inc. (Class A Stock)	84,660	3,298,354
Heartland Express, Inc.	90,053	1,201,307

		9,662,908

Utilities – Electrical Utilities — 1.1%
El Paso Electric Co.	233,957	7,872,653

Utilities – Gas Utilities — 1.5%
Southwest Gas Corp.	223,992	10,630,660

TOTAL COMMON STOCKS (cost $550,252,372)		653,384,364

	Shares	Value
EXCHANGE TRADED FUND — 4.6%
iShares Russell 2000 Value Index Fund (cost $29,093,211)(a)	388,230	$32,537,556

	Units
WARRANTS*(l)
Oil & Gas
Magnum Hunter Resources Corp., expiring 10/14/13 (cost $0)	13,835	1,799

TOTAL LONG-TERM INVESTMENTS (cost $579,345,583)		685,923,719

	Shares
SHORT-TERM INVESTMENT — 19.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $133,263,330; includes $117,971,374 of cash collateral for securities on loan)(b)(w)	133,263,330	133,263,330

TOTAL INVESTMENTS — 116.7% (cost $712,608,913)		819,187,049
Liabilities in excess of other assets — (16.7)%		(117,216,159)

NET ASSETS — 100.0%		$701,970,890

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $114,228,990; cash collateral of $117,971,374 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$653,384,364	$—	$—
Exchange Traded Fund	32,537,556	—	—
Warrants	1,799	—	—
Affiliated Money Market Mutual Fund	133,263,330	—	—

Total	$819,187,049	$—	$—

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS — 95.7%

BANK LOANS(c) — 4.0%

Airlines — 0.1%
Delta Air Lines, Inc., Term Loan B-1	Ba2	5.250%	10/18/18	2,000	$2,030,940

Building Materials
Roofing Supply Group LLC, Initial Term Loan	B2	5.000%	05/31/19	124	125,262

Chemicals — 0.2%
Arizona Chemical U.S., Inc., Term Loan	Ba3	5.750%	12/22/17	352	357,563
Cristal Inorganic Chemicals, Inc., Loan (Second Lien)	B1	6.034%	11/15/14	1,130	1,131,147
DuPont Performance Coatings, Initial Term Loan	B2	4.750%	02/01/20	739	748,179
Tronox Finance LLC, Term Loan	Ba2	4.750%	03/20/20	249	252,319

					2,489,208

Consumer Products — 0.1%
Serta Simmons Holdings LLC, Term Loan	B1	5.000%	10/01/19	919	931,099

Consumer Services — 0.1%
Realogy Corp., Extended Synthetic Commitment Loan	B1	4.400%	10/10/16	73	73,640
Realogy Corp., Synthetic LC	B1	3.209%	10/10/13	9	8,881
Sourcehov LLC, Term Loan (Second Lien)	Caa2	10.500%	04/30/18	875	875,000
Sourcehov LLC, Term Loan B (First Lien)	B1	6.625%	04/28/17	418	414,222
St. George’s University Scholastic Services LLC, Term Loan	B2	8.500%	12/20/17	268	267,455

					1,639,198

Diversified Manufacturing — 0.1%
Hudson Products Holdings, Inc., Term Loan 2012	B2	7.000%	06/07/17	1,800	1,813,500

Electric — 0.3%
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Extending)	Caa3	3.746%	10/10/14	853	626,498
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Non-Extending)	Caa3	3.702%	10/10/14	1,819	1,332,867
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Non-Extending)	Caa3	3.792%	10/10/14	931	682,118
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending)	Caa3	4.702%	10/10/17	931	659,228
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Non-Extending)	Caa3	4.792%	10/10/17	1,819	1,288,140

					4,588,851

Entertainment — 0.1%
IntraWest Holdings S.A.R.L., Term Loan (First Lien)	B+(d)	7.000%	12/04/17	180	183,238
IntraWest Holdings S.A.R.L., Term Loan (First Lien)	B+(d)	7.000%	12/04/17	344	349,943
WMG Acquisition Corp., Initial Term Loan	Ba2	5.250%	11/01/18	569	577,350

					1,110,531

Gaming — 0.5%
Caesars Entertainment Operating Co., Inc., Term Loan B-1	B2	3.204%	01/28/18	3,884	3,595,023
CCM Merger, Inc., Term Loan	B2	6.000%	03/01/17	492	495,877
Graton Economic Development Authority, Closing Date Term Loan B	B3	9.000%	08/22/18	375	390,937

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Gaming (cont’d.)
Jacobs Entertainment, Inc., Tranche Term Loan B (First Lien)	B2	6.250%	10/29/18	264	$265,977
Mohegan Tribal Gaming Authority, Term Loan	B3	9.000%	03/31/16	675	696,377
ROC Finance LLC, Funded Term Loan B	B1	8.500%	08/19/17	385	395,587
ROC Finance LLC, Incremental 18 Month Draw Term Loan B	B1	8.500%	08/19/17	53	53,944
ROC Finance LLC, Term Loan	B1	5.750%	05/22/19	485	487,125
ROC Finance LLC, Incremental 6 Month Delayed Draw Term Loan B	B1	2.250%	08/19/17	35	35,963
Station Casinos, Term Loan	B1	5.000%	03/01/20	900	909,375

					7,326,185

Gas Pipelines — 0.2%
Energy Transfer Equity LP, Term Loan	Ba2	3.750%	03/24/17	3,560	3,571,143

Healthcare
inVentiv Health, Inc., Consolidated Term Loan	B2	7.250%	08/04/16	275	272,539

Independent Energy — 0.1%
NFR Energy, Term Loan (Second Lien)	Caa2	8.750%	12/31/18	667	682,087

Media – Cable
Virgin Media, Term Loan	Baa3	3.750%	02/14/20	185	184,110
WideOpenWest Finance LLC/WideOpenWest Capital Corp., Term Loan	B1	6.250%	07/17/18	94	95,389

					279,499

Media – Non Cable — 0.7%
Barrington Broadcasting Group LLC, Tranche Term Loan 2	B2	7.500%	06/14/17	330	332,032
Cenveo Corp., Term B Facility	Ba3	7.000%	12/21/16	567	567,746
Clear Channel Communications, Inc., Term Loan B	Caa1	3.854%	01/29/16	4,069	3,604,522
Entercom Communications Corp., Term Loan B-1	Ba3	5.000%	11/23/18	287	292,074
Hubbard Radio LLC, Tranche Term Loan 1	B1	4.500%	04/28/17	403	406,765
McGraw-Hill Global Education LLC, Term Loan B	B2	9.000%	02/15/19	384	370,322
MTL Publishing LLC, Term Loan B	Ba3	4.250%	06/29/18	299	301,410
NEP Broadcasting, Term Loan (Second Lien)	B1	9.500%	07/22/20	156	162,356
Radio One, Inc., Term Loan	B2	7.500%	03/31/16	1,233	1,261,850
Tl Acquisitions, Inc., Loan	Caa2	2.710%	07/03/14	650	499,062
Univision Communications, Inc., Term Loan	B2	4.750%	03/01/20	2,898	2,912,390
Vertis, Inc., Term Loan	NR	14.000%	12/21/15	1,758	500,924

					11,211,453

Metals & Mining — 0.2%
Arch Coal, Inc., Term Loan	Ba3	5.750%	05/16/18	874	888,531
FMG Resources Pty Ltd., Term Loan	Ba1	5.250%	10/18/17	1,239	1,252,823
Noranda Aluminum Acquisition Corp., Term Loan	B(d)	5.750%	02/28/19	598	606,969
Patriot Coal Corp., Term Loan (DIP)	NR	9.250%	10/02/13	672	674,995

					3,423,318

Other Industrials
Edwards Ltd., Term Loan	B2	4.750%	03/30/20	497	497,000

Packaging
Reynolds Group Holdings, Inc., U.S. Term Loan	B1	4.750%	09/28/18	664	672,962

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

BANK LOANS(c) (Continued)

Refining
Alon USA Partners, LP, Tranche Term Loan B	B2	9.250%	11/13/18	205	$212,731

Restaurants
Focus Brands, Inc., Term Loan (First Lien)	B1	6.250%	02/21/18	169	170,259
Wendy’s Co. (The), Term Loan	B1	4.750%	05/15/19	498	502,266

					672,525

Retailers — 0.1%
Gymboree Corp., Term Loan 2011	B2	5.000%	02/23/18	2,122	2,053,956
Rite Aid Corp., Term Loan (Second Lien)	B3	5.750%	08/21/20	185	191,475

					2,245,431

Supermarkets — 0.1%
SUPERVALU, Inc., Term Loan 2013	B1	6.250%	03/18/19	1,378	1,400,167

Technology — 1.0%
Alcatel-Lucent USA, Inc., U.S. Term Loan	B1	7.250%	01/30/19	622	631,359
Attachmate Corp., Term Loan (First Lien)	B1	7.250%	11/22/17	697	704,066
Attachmate Corp., Term Loan (First Lien)	B1	8.000%	11/22/17	21	20,952
Avaya, Inc., Term Loan B-3	B1	4.788%	10/26/17	973	917,029
Avaya, Inc., Term Loan B-5	B1	8.000%	03/31/18	499	501,365
CDW LLC/CDW Finance Corp., Extended Term Loan	B1	4.000%	07/15/17	777	779,894
Ceridian Corp., Extended U.S. Term Loan	B1	5.953%	05/09/17	239	243,192
First Data Corp., Term Loan 2018-B	B1	5.204%	09/24/18	724	728,640
Freescale Semiconductor, Inc., Tranche Term Loan B-4	B1	5.000%	03/01/20	500	501,095
Go Daddy Operating Co. LLC, Tranche Term Loan B-2	Ba3	4.250%	12/17/18	985	988,901
Infor US, Inc., Tranche Term Loan B-2	Ba3	5.250%	04/05/18	617	626,308
Kronos, Inc., Loan	Ba3	9.750%	04/30/20	3,000	3,127,500
NXP BV/NXP Funding LLC, Tranche Loan C	B1	4.750%	01/10/20	439	448,117
RedPrairie, Loan	B1	6.750%	12/14/18	1,104	1,125,082
RP Crown Parent LLC, Term Loan	Caa1	6.750%	12/23/19	3,000	3,133,740
Syniverse Holdings, Inc., Term Loan	B1	4.000%	04/20/19	944	945,963

					15,423,203

Wireless — 0.1%
Cricket Communications, Inc., Term Loan	Ba3	4.750%	03/01/20	879	883,615

Wirelines
Zayo Group LLC, Term Loan	B1	4.750%	07/02/19	249	251,645

TOTAL BANK LOANS
(cost $64,811,093)					63,754,092

CORPORATE BONDS — 90.6%

Aerospace/Defense — 0.9%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%	09/15/20(a)	4,000	4,310,000
Bombardier, Inc. (Canada), Sr. Notes, 144A	Ba2	6.125%	01/15/23	1,466	1,520,975
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	5.750%	03/15/22	1,325	1,359,781
Esterline Technologies Corp., Gtd. Notes	Ba2	7.000%	08/01/20	1,000	1,103,750
Sequa Corp., Gtd. Notes, 144A	Caa1	7.000%	12/15/17(g)	2,500	2,531,250
TransDigm, Inc., Gtd. Notes	B3	7.750%	12/15/18	3,225	3,539,437

					14,365,193

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines — 0.5%
Continental Airlines 2003-ERJ1 Pass-Through Trust, Pass-Through Certificates	B1	7.875%		01/02/20	929	$985,233
Continental Airlines 2004-ERJ1 Pass-Through Trust, Pass-Through Certificates	B1	9.558%		03/01/21	663	729,607
Continental Airlines 2005-ERJ1 Pass-Through Trust, Pass-Through Certificates	B1	9.798%		04/01/21	3,555	4,017,459
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	Baa3	9.750%		01/15/17	817	947,392
US Airways 2012-2 Class B Pass-Through Trust, Pass-Through Certificates	B1	6.750%		06/03/21	525	559,125

						7,238,816

Automotive — 1.8%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba1	9.250%		01/15/17	300	329,250
American Axle & Manufacturing, Inc., Gtd. Notes	B2	6.250%		03/15/21	925	948,125
American Axle & Manufacturing, Inc., Gtd. Notes	B2	6.625%		10/15/22(a)	1,200	1,242,000
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	B1	8.000%		06/15/19(a)	2,165	2,373,381
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	B1	8.250%		06/15/21	6,462	7,213,208
Continental Rubber Corp., Sec’d. Notes, 144A	Ba2	4.500%		09/15/19	1,850	1,891,625
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.500%		02/15/19(a)	1,075	1,152,937
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.750%		02/15/21	2,300	2,518,500
Delphi Corp., Gtd. Notes	Ba1	5.875%		05/15/19(a)	600	648,000
Delphi Corp., Gtd. Notes	Ba1	6.125%		05/15/21	1,050	1,155,000
Goodyear Tire & Rubber Co. (The), Gtd. Notes	B1	7.000%		05/15/22(a)	2,763	2,911,511
J.B. Poindexter & Co., Inc., Sr. Unsec’d. Notes, 144A	B2	9.000%		04/01/22	1,127	1,177,715
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	Ba3	5.625%		02/01/23(a)	150	155,813
Lear Corp., Gtd. Notes	Ba2	7.875%		03/15/18	2,478	2,688,630
Lear Corp., Gtd. Notes	Ba2	8.125%		03/15/20	720	802,800
Titan International, Inc., Sr. Sec’d. Notes, 144A	B1	7.875%		10/01/17	300	322,875
UCI International, Inc., Gtd. Notes	B3	8.625%		02/15/19	260	269,100

						27,800,470

Banking — 2.2%
Ally Financial, Inc., Gtd. Notes	B1	5.500%		02/15/17(a)	475	513,828
Ally Financial, Inc., Gtd. Notes	B1	6.250%		12/01/17(a)	1,370	1,532,075
Ally Financial, Inc., Gtd. Notes	B1	7.500%		09/15/20(a)	875	1,067,500
Ally Financial, Inc., Gtd. Notes	B1	8.000%		03/15/20	3,400	4,216,000
Ally Financial, Inc., Gtd. Notes	B1	8.000%		11/01/31(a)	3,320	4,199,800
Amsouth Bancorp, Sub. Debs	Ba2	6.750%		11/01/25	955	1,031,694
Bank of America Corp., Jr. Sub. Notes	B1	8.000%	(c)	12/29/49(a)	8,121	9,126,380
Bank of America Corp., Jr. Sub. Notes	B1	8.125%	(c)	12/29/49	850	956,383
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.875%		01/05/21	1,305	1,541,140
Barclays Bank PLC (United Kingdom), Sub. Notes	BBB-(d)	7.625%		11/21/22	10	9,863
Barclays Bank PLC (United Kingdom), Sub. Notes, 144A	Baa3	10.179%		06/12/21	1,090	1,459,913
Citigroup, Inc., Jr. Sub. Notes	B1	5.950%	(c)	12/31/49	507	526,013
Regions Bank, Sub. Notes	Ba1	7.500%		05/15/18	535	656,713
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	Ba3	7.648%	(c)	12/31/49	1,200	1,248,000
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	Ba3	6.125%		12/15/22(a)	2,375	2,456,458

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Royal Bank of Scotland PLC (The) (United Kingdom), Sub. Notes	BBB-(d)	9.500%	(c)	03/16/22	226	$260,465
Wachovia Capital Trust III, Ltd. Gtd. Notes	Baa3	5.570%	(c)	12/31/49(a)	3,025	3,035,587
Wells Fargo & Co., Jr. Sub. Notes	Baa3	7.980%	(c)	12/31/49	365	421,119

						34,258,931

Brokerage — 0.2%
Blackstone Holdings Finance Co. LLC, Gtd. Notes, 144A	A(d)	4.750%		02/15/23	1,200	1,324,299
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., Gtd. Notes, 144A	B1	7.750%		02/15/18	445	452,787
E*TRADE Financial Corp., Sr. Unsec’d. Notes	B2	6.000%		11/15/17	230	240,637
E*TRADE Financial Corp., Sr. Unsec’d. Notes	B2	6.375%		11/15/19(a)	520	549,900
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	B1	7.375%		04/01/20	355	361,213
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A	Ba1	5.625%		03/15/20	575	602,313
Oppenheimer Holdings, Inc., Sr. Sec’d. Notes	B2	8.750%		04/15/18	310	333,250

						3,864,399

Building Materials — 1.7%
Boise Cascade LLC/Boise Cascade Finance Corp., Gtd. Notes, 144A	B2	6.375%		11/01/20	232	246,210
Building Materials Corp. of America, Sr. Notes, 144A	Ba3	6.875%		08/15/18(a)(g)	950	1,018,875
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A	Ba1	7.000%		02/15/20(g)	2,500	2,712,500
Cemex Espana Luxembourg (Spain), Sr. Sec’d. Notes, 144A	B(d)	9.250%		05/12/20(a)	1,500	1,657,500
Cemex Espana Luxembourg (Spain), Sr. Sec’d. Notes, 144A	B(d)	9.875%		04/30/19(a)	2,150	2,475,080
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B(d)	9.375%		10/12/22(a)	1,565	1,819,313
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B(d)	9.500%		12/14/16	1,725	1,867,313
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	B(d)	5.875%		03/25/19(a)	665	671,650
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	B(d)	9.000%		01/11/18(a)	1,400	1,550,500
Grupo Cementos de Chihuahua SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	B(d)	8.125%		02/08/20	200	215,843
HD Supply, Inc., Gtd. Notes	Caa2	10.500%		01/15/21	442	459,680
HD Supply, Inc., Sr. Sec’d. Notes	B1	8.125%		04/15/19	995	1,124,350
HD Supply, Inc., Sr. Unsec’d. Notes, 144A	Caa1	7.500%		07/15/20	2,845	2,994,362
Lafarge SA (France), Sr. Unsec’d. Notes	Ba1	7.125%		07/15/36	600	639,000
Masco Corp., Sr. Unsec’d. Notes	Ba3	5.850%		03/15/17	25	27,630
Masco Corp., Sr. Unsec’d. Notes	Ba3	5.950%		03/15/22	1,020	1,147,329
Masco Corp., Sr. Unsec’d. Notes	Ba3	7.125%		03/15/20	51	59,538
Masonite International Corp. (Canada), Gtd. Notes, 144A	B3	8.250%		04/15/21(a)	860	954,600
Nortek, Inc., Gtd. Notes	Caa1	8.500%		04/15/21	552	612,720
Roofing Supply Group LLC/Roofing Supply Finance, Inc., Gtd. Notes, 144A	B3	10.000%		06/01/20	615	694,950
RSI Home Products, Inc., Sec’d. Notes, 144A	B1	6.875%		03/01/18	463	469,945
Vulcan Materials Co., Sr. Unsec’d. Notes	Ba3	6.500%		12/01/16	515	576,800
Vulcan Materials Co., Sr. Unsec’d. Notes	Ba3	7.000%		06/15/18	50	56,750

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Vulcan Materials Co., Sr. Unsec’d. Notes	Ba3	7.500%	06/15/21(a)	2,048	$2,411,520

					26,463,958

Chemicals — 3.4%
Ashland, Inc., Gtd. Notes, 144A	Ba1	4.750%	08/15/22	1,125	1,144,688
Ashland, Inc., Gtd. Notes, 144A	Ba1	4.750%	08/15/22	950	961,875
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.000%	03/15/16	578	586,670
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.875%	04/15/18	1,637	1,657,463
Axiall Corp., Gtd. Notes, 144A	Ba3	4.875%	05/15/23	425	432,437
Basell Finance Co. BV (Netherlands), Gtd. Notes, 144A	BBB-(d)	8.100%	03/15/27(a)	685	917,900
Celanese US Holdings LLC, Gtd. Notes	Ba2	4.625%	11/15/22	1,050	1,052,625
Chemtura Corp., Gtd. Notes	B1	7.875%	09/01/18(a)	875	945,000
Cornerstone Chemical Co., Sr. Sec’d. Notes	B3	9.375%	03/15/18	323	329,460
Eagle Spinco, Inc., Gtd. Notes, 144A	Ba3	4.625%	02/15/21(a)	875	890,313
Hexion US Finance Corp., Sr. Sec’d. Notes, 144A	B1	6.625%	04/15/20	1,275	1,278,187
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes	Caa1	9.000%	11/15/20(a)	3,810	3,619,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes	B3	8.875%	02/01/18(a)	400	414,000
JM Huber Corp., Sr. Notes, 144A	B2	9.875%	11/01/19	435	492,637
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	2,000	2,200,000
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes.	Baa3	5.000%	04/15/19(a)	2,475	2,796,750
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes.	Baa3	6.000%	11/15/21	4,775	5,658,375
MacDermid, Inc., Gtd. Notes, 144A	Caa1	9.500%	04/15/17(g)	1,000	1,033,750
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.375%	11/01/16	2,750	2,956,250
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.625%	11/01/19	500	562,500
Nufarm Australia Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.375%	10/15/19	1,310	1,342,750
OMNOVA Solutions, Inc., Gtd. Notes	B2	7.875%	11/01/18(a)	910	969,150
Orion Engineered Carbons Finance & Co. SCA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	Caa1	9.250%	08/01/19	1,125	1,136,250
PetroLogistics LP/PetroLogistics Finance Corp., Sr. Unsec’d. Notes, 144A	B2	6.250%	04/01/20	1,037	1,043,481
PolyOne Corp., Sr. Unsec’d. Notes	Ba3	7.375%	09/15/20(a)	984	1,087,320
PolyOne Corp., Sr. Unsec’d. Notes, 144A	Ba3	5.250%	03/15/23(a)	1,367	1,377,253
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	Baa2	6.875%	09/15/20	3,550	4,019,228
Rockwood Specialties Group, Inc., Gtd. Notes	Ba2	4.625%	10/15/20(a)	900	922,500
Taminco Acquisition Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa2	9.125%	12/15/17	3,300	3,333,000
Taminco Global Chemical Corp., Sec’d. Notes, 144A	Caa1	9.750%	03/31/20(a)	3,725	4,144,063
TPC Group, Inc., Sr. Sec’d. Notes, 144A	B3	8.750%	12/15/20	1,200	1,251,000
Tronox Finance LLC, Gtd. Notes, 144A	B2	6.375%	08/15/20(a)	2,438	2,364,860
US Coatings Acquisition, Inc., Gtd. Notes, 144A	Caa1	7.375%	05/01/21(a)	1,080	1,136,700

					54,057,935

Construction Machinery — 1.8%
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	6.500%	07/15/22(a)	2,259	2,453,839
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13	850	870,400
Case New Holland, Inc., Gtd. Notes	Ba2	7.875%	12/01/17(a)	1,825	2,135,250
Columbus Mckinnon Corp., Gtd. Notes	B1	7.875%	02/01/19	620	663,400

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Construction Machinery (cont’d.)
H&E Equipment Services, Inc., Gtd. Notes, 144A	B3	7.000%	09/01/22(a)	3,056	$3,361,600
Manitowoc Co. Inc. (The), Gtd. Notes	B3	5.875%	10/15/22	1,050	1,102,500
Terex Corp., Gtd. Notes	B3	6.000%	05/15/21	2,300	2,420,750
Terex Corp., Gtd. Notes	B3	6.500%	04/01/20(a)	875	932,969
United Rentals North America, Inc., Gtd. Notes	B3	6.125%	06/15/23(a)	300	321,000
United Rentals North America, Inc., Gtd. Notes	B3	7.375%	05/15/20(a)	1,585	1,759,350
United Rentals North America, Inc., Gtd. Notes	B3	7.625%	04/15/22(a)	3,730	4,168,276
United Rentals North America, Inc., Gtd. Notes	Caa1	8.375%	09/15/20(a)	1,575	1,756,125
United Rentals North America, Inc., Gtd. Notes	B3	9.250%	12/15/19	4,562	5,200,680
United Rentals North America, Inc., Sr. Unsec’d. Notes	B3	8.250%	02/01/21(a)	1,425	1,613,813

					28,759,952

Consumer Products — 0.6%
Alphabet Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.500%	11/01/17	183	190,777
American Achievement Corp., Sec’d. Notes, 144A	B3	10.875%	04/15/16	785	761,450
Armored Autogroup, Inc., Gtd. Notes	Caa2	9.250%	11/01/18	1,000	892,500
Icon Health & Fitness, Inc., Sr. Sec’d. Notes, 144A	B3	11.875%	10/15/16	290	250,850
Party City Holdings, Inc., Sr. Unsec’d. Notes, 144A	Caa1	8.875%	08/01/20(a)	660	724,350
Prestige Brands, Inc., Gtd. Notes	B3	8.125%	02/01/20	150	169,313
Radio Systems Corp., Sec’d. Notes, 144A	B3	8.375%	11/01/19	835	883,013
Revlon Consumer Products Corp., Gtd. Notes, 144A	B1	5.750%	02/15/21	713	715,674
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250%	01/15/18	1,000	1,065,000
Serta Simmons Holdings LLC, Sr. Unsec’d. Notes, 144A	Caa1	8.125%	10/01/20(a)	601	624,289
Spectrum Brands Escrow Corp., Gtd. Notes, 144A	B3	6.625%	11/15/22	425	461,125
Visant Corp., Gtd. Notes	Caa2	10.000%	10/01/17	2,641	2,409,912

					9,148,253

Consumer Services — 1.0%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A	B1	6.875%	06/15/19	1,900	1,980,750
Corrections Corp. of America, Sr. Notes	Ba1	4.125%	04/01/20	211	214,956
Corrections Corp. of America, Sr. Unsec’d. Notes	Ba1	4.625%	05/01/23	213	218,059
Garda World Security Corp. (Canada), Sr. Unsec’d. Notes, 144A	B2	9.750%	03/15/17	1,155	1,238,737
Goodman Networks, Inc., Sr. Sec’d. Notes, 144A	B2	13.125%	07/01/18	1,430	1,587,300
Mobile Mini, Inc., Gtd. Notes	B2	7.875%	12/01/20	525	584,063
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20	1,500	1,660,809
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500%	10/01/19	760	839,921
Sabre, Inc., Sr. Sec’d. Notes, 144A	B1	8.500%	05/15/19	335	363,475
Service Corp. International, Sr. Unsec’d. Notes	Ba3	4.500%	11/15/20	950	957,125
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000%	05/15/19	3,000	3,255,000
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500%	04/15/19(a)	3,100	3,309,250

					16,209,445

Diversified Manufacturing — 1.2%
Amsted Industries, Inc., Sr. Notes, 144A	Ba3	8.125%	03/15/18(g)	1,835	1,972,625
BC Mountain LLC/BC Mountain Finance, Inc., Gtd. Notes, 144A	B3	7.000%	02/01/21	1,187	1,258,220

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Diversified Manufacturing (cont’d.)
Griffon Corp., Gtd. Notes	B1	7.125%	04/01/18(a)	3,690		$3,985,200
Milacron LLC Mcron Finance Corp., Sr. Unsec’d. Notes	Caa1	7.750%	02/15/21	632		653,330
RBS Global, Inc./Rexnord LLC, Gtd. Notes	B3	8.500%	05/01/18(a)	4,250		4,659,063
SPX Corp., Gtd. Notes	Ba2	6.875%	09/01/17(a)	1,000		1,112,500
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	B1	9.000%	10/01/18	360		400,950
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500%	05/15/17	4,132		4,317,940

						18,359,828

Electric — 3.6%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.750%	10/15/15	5,025		5,646,844
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	10/15/17	100		117,625
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	9.750%	04/15/16(a)	1,125		1,341,563
AES Ironwood LLC, Sr. Sec’d. Notes	Ba1	8.857%	11/30/25(g)	—	(r)	402
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/17	3,867		4,099,020
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%	02/15/21(a)	1,872		2,054,520
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	07/31/20(a)	1,425		1,560,375
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	01/15/23(a)	4,290		4,761,900
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	6.375%	10/01/22	975		1,061,200
Dynegy Holdings Escrow, Sr. Unsec’d. Notes(i)	NR	7.125%	05/15/18	1,000		—
Dynegy Holdings Escrow, Sr. Unsec’d. Notes(i)	NR	7.750%	06/01/19	2,000		—
Dynegy Roseton LLC/Danskammer Pass-Through Trust, Series B, Pass-Through Certificates(i)	NR	7.670%	11/08/16	3,800		76,000
Edison Mission Energy, Sr. Unsec’d. Notes(i)	D(d)	7.000%	05/15/17	600		321,000
Edison Mission Energy, Sr. Unsec’d. Notes(i)	D(d)	7.200%	05/15/19(a)	2,000		1,065,000
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc., Sr. Sec’d. Notes, 144A	B-(d)	10.000%	12/01/20	399		448,875
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes, 144A	B3	11.750%	03/01/22	5,210		5,991,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes	B2	10.000%	12/01/20(a)	5,600		6,349,000
GenOn Energy, Inc., Sr. Unsec’d. Notes	B3	9.875%	10/15/20	447		511,815
GenOn REMA LLC, Pass-Through Certificates	B1	9.681%	07/02/26	1,965		2,146,763
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	Ba1	9.125%	06/30/17	4,387		4,913,663
NRG Energy, Inc., Gtd. Notes	B1	7.625%	01/15/18	3,975		4,521,563
NRG Energy, Inc., Gtd. Notes	B1	7.625%	05/15/19	2,400		2,592,000
NRG Energy, Inc., Gtd. Notes	B1	7.875%	05/15/21	2,625		2,920,313
NRG Energy, Inc., Gtd. Notes	B1	8.250%	09/01/20	500		564,375
NRG Energy, Inc., Gtd. Notes, 144A	B1	6.625%	03/15/23(a)	3,982		4,220,920
PPL Energy Supply LLC, Sr. Unsec’d. Notes	Baa2	4.600%	12/15/21	141		150,262

						57,436,498

Entertainment — 1.7%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20	9,078		10,473,743
Carmike Cinemas, Inc., Sec’d. Notes	B2	7.375%	05/15/19	2,600		2,853,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B1	9.125%	08/01/18	1,000		1,120,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes, 144A	B1	5.250%	03/15/21	1,943		1,930,857
Cinemark USA, Inc., Gtd. Notes, 144A	B2	5.125%	12/15/22	1,437		1,444,185
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A	B1	8.250%	12/15/17(g)	4,280		4,643,800
Regal Cinemas Corp., Gtd. Notes	B2	8.625%	07/15/19	575		637,531
Regal Entertainment Group, Sr. Unsec’d. Notes	B3	5.750%	02/01/25	244		239,730
Six Flags Entertainment Corp., Gtd. Notes, 144A	B3	5.250%	01/15/21(a)	375		375,469

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500%	05/01/19	850	$912,156
WMG Acquisition Corp., Gtd. Notes	B3	11.500%	10/01/18	1,350	1,584,563
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	6.000%	01/15/21	630	659,925

					26,875,459

Environmental — 0.4%
ADS Waste Holdings, Inc., Sr. Unsec’d. Notes, 144A	Caa1	8.250%	10/01/20	1,775	1,912,563
Casella Waste Systems, Inc., Gtd. Notes	Caa1	7.750%	02/15/19	625	595,313
Clean Harbors, Inc., Gtd. Notes	Ba2	5.250%	08/01/20	2,450	2,529,625
Clean Harbors, Inc., Gtd. Notes, 144A	Ba2	5.125%	06/01/21	600	614,250

					5,651,751

Food & Beverage — 1.8%
ARAMARK Corp., Sr. Unsec’d. Notes, 144A	B3	5.750%	03/15/20	1,900	1,942,750
Bumble Bee Holdings, Inc., Sr. Sec’d. Notes, 144A	B2	9.000%	12/15/17	361	397,100
Constellation Brands, Inc., Gtd. Notes	Ba1	6.000%	05/01/22	300	327,750
Cott Beverages, Inc., Gtd. Notes	B3	8.125%	09/01/18	600	655,500
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18	525	595,875
Dean Foods Co., Gtd. Notes	B2	7.000%	06/01/16	275	304,563
Dean Foods Co., Gtd. Notes	B2	9.750%	12/15/18	150	173,625
Del Monte Corp., Gtd. Notes	Caa1	7.625%	02/15/19(a)	1,925	1,997,187
ESAL GmbH (Austria), Gtd. Notes, 144A	BB(d)	6.250%	02/05/23(a)	300	301,500
Hawk Acquisition Sub, Inc., Sr. Sec’d. Notes, 144A	B1	4.250%	10/15/20	5,187	5,193,484
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes	Ba3	11.625%	05/01/14(g)	2,250	2,491,875
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	Ba3	7.250%	06/01/21(g)	2,465	2,582,088
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	Ba3	8.250%	02/01/20(a)	596	651,130
Michael Foods Group, Inc., Gtd. Notes	B3	9.750%	07/15/18	3,505	3,899,313
Pilgrim’s Pride Corp., Gtd. Notes	Caa1	7.875%	12/15/18(a)	580	627,125
Shearer’s Foods LLC/Chip Fin Corp., Sr. Sec’d. Notes, 144A.	B3	9.000%	11/01/19	540	591,300
Simmons Foods, Inc., Sec’d. Notes, 144A	Caa1	10.500%	11/01/17	300	298,125
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B1	6.625%	08/15/22(a)	4,225	4,605,250
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B1	7.750%	07/01/17	435	504,056
Wells Enterprises, Inc., Sr. Sec’d. Notes, 144A	B2	6.750%	02/01/20	809	853,495

					28,993,091

Gaming — 4.2%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes, 144A	B3	9.000%	05/15/18	1,725	1,841,437
American Casino & Entertainment Properties LLC/ACEP Finance Corp., Sr. Sec’d. Notes	B3	11.000%	06/15/14	542	546,065
Ameristar Casinos, Inc., Gtd. Notes	B3	7.500%	04/15/21	660	723,525
Boyd Gaming Corp., Gtd. Notes	B3	9.125%	12/01/18(a)	3,025	3,208,391
Boyd Gaming Corp., Gtd. Notes, 144A	B3	9.000%	07/01/20(a)	2,125	2,210,000
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	Caa2	12.750%	04/15/18(a)	3,850	3,003,000
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	B2	11.250%	06/01/17(a)	3,595	3,824,181
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes, 144A.	B2	9.000%	02/15/20(a)	615	618,844

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gaming (cont’d.)
Caesars Operating Escrow LLC/Caesars Escrow Corp., Sr. Sec’d. Notes, 144A	B2	9.000%	02/15/20(a)	925	$930,781
CCM Merger, Inc., Gtd. Notes, 144A	Caa2	9.125%	05/01/19(a)(g)	4,286	4,393,150
Chukchansi Economic Development Authority, Sec’d. Notes, 144A	Caa2	9.750%	05/30/20	635	376,354
CityCenter Holdings LLC/CityCenter Finance Corp., Sec’d. Notes, PIK	Caa2	10.750%	01/15/17(a)	1,279	1,413,754
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	B3	10.500%	07/01/19	850	943,500
Graton Economic Development Authority, Sr. Sec’d. Notes, 144A	B3	9.625%	09/01/19	535	599,200
Isle of Capri Casinos, Inc., Gtd. Notes	B2	7.750%	03/15/19(a)	3,825	4,159,688
Isle of Capri Casinos, Inc., Gtd. Notes	Caa1	8.875%	06/15/20(a)	1,200	1,305,000
Isle of Capri Casinos, Inc., Gtd. Notes, 144A	B2	5.875%	03/15/21	263	263,000
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.500%	10/15/15(a)	1,385	1,426,550
MCE Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	B1	5.000%	02/15/21	675	681,750
MGM Resorts International, Gtd. Notes	B3	6.625%	12/15/21(a)	1,850	1,940,187
MGM Resorts International, Gtd. Notes	B3	6.750%	04/01/13	1,000	1,000,000
MGM Resorts International, Gtd. Notes	B3	7.625%	01/15/17(a)	4,850	5,383,500
MGM Resorts International, Gtd. Notes	B3	7.750%	03/15/22(a)	1,590	1,764,900
MGM Resorts International, Gtd. Notes	B3	8.625%	02/01/19(a)	2,185	2,545,525
MGM Resorts International, Gtd. Notes	B3	10.000%	11/01/16(a)	2,645	3,154,162
MGM Resorts International, Gtd. Notes, 144A	B3	6.750%	10/01/20(a)	1,925	2,040,500
MTR Gaming Group, Inc., Sec’d. Notes, PIK	Caa1	11.500%	08/01/19	2,626	2,724,634
Pinnacle Entertainment, Inc., Gtd. Notes	B3	7.750%	04/01/22	1,950	2,093,813
Pinnacle Entertainment, Inc., Gtd. Notes	B1	8.625%	08/01/17	700	742,875
Pinnacle Entertainment, Inc., Gtd. Notes	B3	8.750%	05/15/20	540	593,325
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Sr. Sec’d. Notes, 144A	B3	9.500%	06/15/19	275	300,437
Seminole Indian Tribe of Florida, Sec’d. Notes, 144A	Ba1	7.750%	10/01/17	775	837,000
Seneca Gaming Corp., Gtd. Notes, 144A	B2	8.250%	12/01/18	1,442	1,542,940
Studio City Finance Ltd. (British Virgin Islands), Gtd. Notes, 144A	B3	8.500%	12/01/20	750	824,025
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A	B2	8.625%	04/15/16	2,675	2,862,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage	Ba2	7.875%	11/01/17(a)	1,250	1,340,625
Yonkers Racing Corp., Sec’d. Notes, 144A	B1	11.375%	07/15/16(g)	2,753	2,952,593

					67,111,461

Gas Distributors — 0.1%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	B2	6.500%	05/01/21	1,150	1,187,375

Gas Pipelines — 1.1%
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	Ba3	6.125%	07/15/22(a)	727	779,707
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Gtd. Notes, 144A	B2	5.875%	08/01/23	607	603,965
Crosstex Energy LP/Crosstex Energy Finance Corp., Gtd. Notes, 144A	B2	7.125%	06/01/22	765	810,900

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Gas Pipelines (cont’d.)
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	B1	7.875%	12/15/18	1,340	$1,470,650
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes, 144A	B1	5.750%	02/15/21	625	645,313
Hiland Partners LP/Hiland Partners Finance Corp., Gtd. Notes, 144A	B3	7.250%	10/01/20	316	345,230
Inergy Midstream LP/NRGM Finance Corp., Gtd. Notes, 144A.	B1	6.000%	12/15/20	1,136	1,181,440
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	6.250%	06/15/22	387	416,993
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	6.750%	11/01/20	1,500	1,638,750
Martin Midstream Partners LP/Martin Midstream Finance Corp., Sr. Unsec’d. Notes, 144A	B3	7.250%	02/15/21	468	472,680
NGPL PipeCo LLC, Sr. Sec’d. Notes, 144A	Ba3	9.625%	06/01/19(a)	315	352,800
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	6.500%	07/15/21(a)	1,265	1,391,500
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	Ba2	6.000%	01/15/19	433	424,340
Sabine Pass Liquefaction LLC, Sr. Sec’d. Notes, 144A	Ba3	5.625%	02/01/21(a)	776	805,100
SemGroup LP, Notes, 144A(i)	NR	—%	12/31/49	2,555	2
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	6.375%	08/01/22(a)	1,775	1,939,188
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	6.875%	02/01/21	2,230	2,441,850
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	7.875%	10/15/18	1,000	1,095,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	Ba3	5.250%	05/01/23	437	454,480
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Sr. Unsec’d. Notes, 144A	B1	5.875%	10/01/20(a)	379	399,845

					17,669,733

Healthcare — 6.7%
Acadia Healthcare Co., Inc., Gtd. Notes	B3	12.875%	11/01/18	1,836	2,249,100
Acadia Healthcare Co., Inc., Gtd. Notes, 144A	B3	6.125%	03/15/21(a)	1,046	1,079,995
Accellent, Inc., Gtd. Notes	Caa2	10.000%	11/01/17	3,350	2,964,750
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17	1,987	2,111,187
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B3	8.000%	12/01/16	1,550	1,495,750
Amsurg Corp., Gtd. Notes, 144A	Ba3	5.625%	11/30/20	275	289,437
Apria Healthcare Group, Inc., Sec’d. Notes	Caa1	12.375%	11/01/14(a)	975	994,500
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	B1	11.250%	11/01/14	300	309,000
Biomet, Inc., Gtd. Notes, 144A	B3	6.500%	08/01/20(a)	3,680	3,905,400
Biomet, Inc., Gtd. Notes, 144A	Caa1	6.500%	10/01/20	600	616,875
Capella Healthcare, Inc., Gtd. Notes	B3	9.250%	07/01/17(a)	6,183	6,693,097
CHS/Community Health Systems, Inc., Gtd. Notes	B3	7.125%	07/15/20(a)	3,450	3,743,250
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19	6,995	7,746,962
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	Ba3	5.125%	08/15/18	605	633,737
ConvaTec Healthcare e SA (Luxembourg), Gtd. Notes, 144A	Caa1	10.500%	12/15/18	4,200	4,672,500
DaVita HealthCare Partners, Inc., Gtd. Notes	B2	5.750%	08/15/22(a)	1,150	1,194,563
DaVita HealthCare Partners, Inc., Gtd. Notes	B2	6.375%	11/01/18(a)	1,150	1,223,313

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare (cont’d.)
Emergency Medical Services Corp., Gtd. Notes	B3	8.125%	06/01/19	500	$548,750
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A	Ba2	5.625%	07/31/19	374	410,464
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A	Ba2	5.875%	01/31/22	126	140,647
Fresenius Medical Care US Finance, Inc., Gtd. Notes, 144A	Ba2	5.750%	02/15/21	525	578,813
Fresenius Medical Care US Finance, Inc., Gtd. Notes, 144A	Ba2	6.500%	09/15/18	450	513,000
HCA Holdings, Inc., Sr. Unsec’d. Notes	B3	6.250%	02/15/21(a)	2,100	2,239,125
HCA, Inc., Gtd. Notes	B3	5.875%	05/01/23(a)	1,425	1,482,000
HCA, Inc., Gtd. Notes	B3	7.500%	02/15/22(a)	6,480	7,452,000
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18	850	994,500
HCA, Inc., Sr. Sec’d. Notes	Ba3	5.875%	03/15/22	5,074	5,467,235
HCA, Inc., Sr. Sec’d. Notes	Ba3	6.500%	02/15/20(a)	2,177	2,455,928
HCA, Inc., Sr. Sec’d. Notes	Ba3	7.250%	09/15/20(a)	1,000	1,106,250
HCA, Inc., Sr. Sec’d. Notes	Ba3	7.875%	02/15/20	2,000	2,210,000
HCA, Inc., Sr. Sec’d. Notes	Ba3	8.500%	04/15/19	1,650	1,821,187
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	6,350	6,802,437
HCA, Inc., Sr. Unsec’d. Notes	B3	7.190%	11/15/15	1,070	1,179,675
Health Management Associates, Inc., Gtd. Notes	B3	7.375%	01/15/20(a)	1,100	1,207,250
Healthsouth Corp., Gtd. Notes	B1	7.250%	10/01/18	2,621	2,824,127
Hologic, Inc., Gtd. Notes	B2	6.250%	08/01/20	235	249,981
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes	Caa1	8.375%	05/15/19	493	518,266
inVentiv Health, Inc., Gtd. Notes, 144A	Caa2	10.000%	08/15/18(a)	2,979	2,547,045
inVentiv Health, Inc., Sr. Sec’d. Notes, 144A	B2	9.000%	01/15/18	300	315,000
Kindred Healthcare, Inc., Gtd. Notes	B3	8.250%	06/01/19(a)	1,550	1,538,375
MedAssets, Inc., Gtd. Notes	B3	8.000%	11/15/18	1,275	1,392,937
MultiPlan, Inc., Gtd. Notes, 144A	Caa1	9.875%	09/01/18(a)	1,500	1,666,875
National Mentor Holdings, Inc., Gtd. Notes, 144A	Caa2	12.500%	02/15/18	1,150	1,242,000
Omnicare, Inc., Gtd. Notes	Ba3	7.750%	06/01/20	834	923,655
OnCure Holdings, Inc., Sec’d. Notes	NR	11.750%	05/15/17	765	378,675
ResCare, Inc., Gtd. Notes	B-(d)	10.750%	01/15/19	1,575	1,779,750
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	6.250%	11/01/18(a)	3,820	4,240,200
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	Ba3	4.500%	04/01/21	1,450	1,421,000
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	Ba3	4.750%	06/01/20	835	839,175
Tenet Healthcare Corp., Sr. Unsec’d. Notes	B3	8.000%	08/01/20(a)	1,270	1,401,763
United Surgical Partners International, Inc., Gtd. Notes	Caa1	9.000%	04/01/20	965	1,092,863
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes	B3	7.750%	02/01/19(a)	886	948,020
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes	B3	8.000%	02/01/18(a)	1,820	1,936,025
VWR Funding, Inc., Gtd. Notes, 144A	Caa1	7.250%	09/15/17	815	862,881

					106,651,290

Home Construction — 1.6%
Beazer Homes USA, Inc., Gtd. Notes	Caa2	9.125%	06/15/18	1,877	2,017,775
Beazer Homes USA, Inc., Gtd. Notes, 144A	Caa2	7.250%	02/01/23(a)	475	484,500
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	B2	6.500%	12/15/20	872	933,040
DR Horton, Inc., Gtd. Notes	Ba2	4.375%	09/15/22	79	77,617
DR Horton, Inc., Gtd. Notes	Ba2	4.750%	02/15/23	2,875	2,878,594
DR Horton, Inc., Gtd. Notes	Ba2	5.625%	01/15/16	105	113,925
K Hovnanian Enterprises, Inc., Gtd. Notes	Caa3	11.875%	10/15/15	605	680,625

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Construction (cont’d.)
K Hovnanian Enterprises, Inc., Sec’d. Notes, 144A	Caa2	9.125%	11/15/20	192	$213,840
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	B3	7.250%	10/15/20(a)	3,675	4,070,062
KB Home, Gtd. Notes	B2	7.500%	09/15/22	2,263	2,540,217
Lennar Corp., Gtd. Notes	Ba3	6.950%	06/01/18	750	843,750
Lennar Corp., Gtd. Notes	Ba3	12.250%	06/01/17	610	809,775
M/I Homes, Inc., Gtd. Notes	B3	8.625%	11/15/18(a)	1,118	1,240,980
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A.	B1	6.875%	11/15/20	CAD 570	561,443
Meritage Homes Corp., Gtd. Notes	B1	7.000%	04/01/22	430	478,913
Meritage Homes Corp., Gtd. Notes	B1	7.150%	04/15/20	55	61,325
Standard Pacific Corp., Gtd. Notes	B3	8.375%	05/15/18(a)	1,950	2,296,124
Standard Pacific Corp., Gtd. Notes	B3	8.375%	01/15/21	1,065	1,260,694
Standard Pacific Corp., Gtd. Notes	B3	10.750%	09/15/16	66	81,840
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20(a)	2,295	2,461,387
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20	370	396,825
Toll Brothers Finance Corp., Gtd. Notes	Ba1	5.875%	02/15/22	451	504,277

					25,007,528

Independent Energy — 5.4%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	B3	9.625%	10/15/18	997	1,051,835
Antero Resources Finance Corp., Gtd. Notes, 144A	B2	6.000%	12/01/20(a)	1,125	1,175,625
Bill Barrett Corp., Gtd. Notes	B1	7.000%	10/15/22(a)	1,210	1,267,475
Bill Barrett Corp., Gtd. Notes	B1	7.625%	10/01/19(a)	475	504,687
Bill Barrett Corp., Gtd. Notes	B1	9.875%	07/15/16	540	577,800
Chesapeake Energy Corp., Gtd. Notes	Ba3	3.250%	03/15/16	221	223,486
Chesapeake Energy Corp., Gtd. Notes	Ba3	5.375%	06/15/21	560	562,100
Chesapeake Energy Corp., Gtd. Notes	Ba3	5.750%	03/15/23	560	567,700
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.125%	02/15/21(a)	1,025	1,090,344
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.775%	03/15/19	475	495,781
Comstock Resources, Inc., Gtd. Notes	B3	8.375%	10/15/17	1,402	1,489,625
Comstock Resources, Inc., Gtd. Notes	B3	9.500%	06/15/20	776	849,720
Concho Resources, Inc., Gtd. Notes	B1	6.500%	01/15/22(a)	2,575	2,806,750
Continental Resources, Inc., Gtd. Notes	Ba2	5.000%	09/15/22	1,161	1,233,563
Denbury Resources, Inc., Gtd. Notes	B1	4.625%	07/15/23	550	530,750
Denbury Resources, Inc., Gtd. Notes	B1	6.375%	08/15/21(a)	1,025	1,117,250
Denbury Resources, Inc., Gtd. Notes	B1	8.250%	02/15/20(a)	1,470	1,646,400
Energy XXI Gulf Coast, Inc., Gtd. Notes	B3	7.750%	06/15/19	550	589,875
Energy XXI Gulf Coast, Inc., Gtd. Notes	B3	9.250%	12/15/17	250	282,500
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes.	B2	9.375%	05/01/20(a)	2,983	3,445,365
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes	B2	7.750%	09/01/22(a)	697	770,185
EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Sec’d. Notes	Ba3	6.875%	05/01/19	692	757,740
EPE Holdings LLC/EP Energy Bond Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	B3	8.875%	12/15/17(a)	413	433,650
Forest Oil Corp., Gtd. Notes	B2	7.250%	06/15/19(a)	745	745,000
Halcon Resources Corp., Gtd. Notes, 144A	B3	8.875%	05/15/21(a)	375	404,063
Harvest Operations Corp. (Canada), Gtd. Notes	Ba2	6.875%	10/01/17	3,875	4,330,313
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A.	Ba3	7.625%	04/15/21	200	220,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Independent Energy (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A.	Ba3	8.000%		02/15/20(a)	1,660	$1,821,850
Kodiak Oil & Gas Corp. (Canada), Gtd. Notes, 144A	B3	5.500%		01/15/21	375	392,813
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A.	B2	6.250%		11/01/19(a)	1,350	1,380,375
McMoran Exploration Co., Gtd. Notes	Caa1	11.875%		11/15/14	1,105	1,165,775
MEG Energy Corp. (Canada), Gtd. Notes, 144A	B1	6.500%		03/15/21(a)	2,200	2,343,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, Gtd. Notes, 144A	Caa1	10.750%		10/01/20	442	490,620
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125%		05/15/18	2,729	2,841,571
Newfield Exploration Co., Sr. Unsec’d. Notes	Ba1	5.625%		07/01/24	240	247,800
NFR Energy LLC/NFR Energy Finance Corp., Gtd. Notes	Caa2	9.750%		02/15/17(a)	1,250	1,259,375
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250%		08/15/18	1,075	1,202,866
Plains Exploration & Production Co., Gtd. Notes	B1	6.125%		06/15/19	1,225	1,341,375
Plains Exploration & Production Co., Gtd. Notes	B1	6.500%		11/15/20	1,368	1,511,640
Plains Exploration & Production Co., Gtd. Notes	B1	6.750%		02/01/22	1,919	2,137,286
Plains Exploration & Production Co., Gtd. Notes	B1	6.875%		02/15/23	1,918	2,172,136
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%		04/01/20	2,650	2,987,875
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.250%		05/01/23(a)	1,409	1,444,225
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.375%		10/01/22(a)	725	752,187
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	6.875%		03/01/21	1,775	2,019,063
Range Resources Corp., Gtd. Notes	Ba3	5.750%		06/01/21(a)	2,600	2,788,500
Range Resources Corp., Gtd. Notes	Ba3	6.750%		08/01/20	750	825,000
Range Resources Corp., Gtd. Notes	Ba3	8.000%		05/15/19	650	711,750
Samson Investment Co., Sr. Unsec’d. Notes, 144A	B3	9.750%		02/15/20(a)	4,210	4,473,125
SM Energy Co., Sr. Unsec’d. Notes	B1	6.500%		11/15/21(a)	1,500	1,638,750
SM Energy Co., Sr. Unsec’d. Notes	B1	6.500%		01/01/23	900	985,500
SM Energy Co., Sr. Unsec’d. Notes	B1	6.625%		02/15/19	825	884,813
Stone Energy Corp., Gtd. Notes	B3	7.500%		11/15/22(a)	1,418	1,549,165
Swift Energy Co., Gtd. Notes	B3	7.875%		03/01/22(a)	607	634,315
Swift Energy Co., Gtd. Notes	B3	8.875%		01/15/20(a)	1,150	1,249,187
Talos Production LLC/Talos Production Finance, Inc., Sr. Unsec’d. Notes, 144A	Caa1	9.750%		02/15/18	752	744,480
Vanguard Natural Resources LLC/VNR Finance Corp., Gtd. Notes	B3	7.875%		04/01/20	495	530,887
W&T Offshore, Inc., Gtd. Notes	B3	8.500%		06/15/19(a)	1,941	2,110,837
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250%		01/15/17	3,350	3,509,125
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	6.000%		01/15/22	5,350	5,604,126

						84,920,974

Life Insurance — 0.3%
American International Group, Inc., Jr. Sub. Debs	Baa2	8.175%	(c)	05/15/68	3,100	4,173,375
Hartford Financial Services Group, Inc., Jr. Sub. Debs	Ba1	8.125%	(c)	06/15/68	500	593,125

						4,766,500

Lodging — 0.4%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	6.750%		06/01/19	500	542,500
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%		10/01/14	181	202,267
Felcor Lodging LP, Sr. Sec’d. Notes, 144A	B2	5.625%		03/01/23	2,350	2,394,063
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	B1	5.000%		04/15/21	1,975	1,989,813

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes.	Ba1	7.250%	03/15/18		640	$732,800
Viking Cruises Ltd. (Bermuda), Unsec’d. Notes, 144A	B3	8.500%	10/15/22		532	585,200

						6,446,643

Media – Cable — 4.1%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A	B3	8.000%	12/15/18		1,150	1,253,500
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	5.875%	09/15/22	(a)	62	61,303
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.000%	04/15/20	(a)	2,155	2,424,375
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%	09/15/17	(a)	2,700	3,145,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.125%	02/15/23		1,342	1,301,740
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.250%	09/30/22		550	540,375
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	6.500%	04/30/21		963	1,018,373
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.375%	06/01/20	(a)	910	1,008,963
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.875%	04/30/18	(a)	1,700	1,808,375
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	8.125%	04/30/20	(a)	780	871,650
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	B1	5.750%	09/01/23	(a)	2,675	2,681,687
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	B1	5.250%	03/15/21		587	587,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	6.375%	09/15/20		2,175	2,256,563
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%	11/15/17		8,380	8,956,125
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	6.750%	11/15/21	(a)	1,900	2,130,375
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%	02/15/19	(a)	365	438,000
DISH DBS Corp., Gtd. Notes	Ba2	5.875%	07/15/22		510	534,863
DISH DBS Corp., Gtd. Notes	Ba2	6.625%	10/01/14		4,300	4,574,125
DISH DBS Corp., Gtd. Notes	Ba2	6.750%	06/01/21	(a)	1,145	1,270,950
DISH DBS Corp., Gtd. Notes	Ba2	7.125%	02/01/16		1,950	2,166,937
DISH DBS Corp., Gtd. Notes	Ba2	7.875%	09/01/19	(a)	600	711,000
DISH DBS Corp., Sr. Unsec’d. Notes, 144A	Ba2	5.000%	03/15/23	(a)	3,254	3,201,123
Harron Communications LP/Harron Finance Corp., Sr. Notes, 144A	Caa1	9.125%	04/01/20		605	671,550
Lynx I Corp., Sr. Sec’d. Notes, 144A	Ba3	5.375%	04/15/21	(a)	1,459	1,517,360
Lynx II Corp., Sr. Unsec’d. Notes, 144A	B2	6.375%	04/15/23		354	370,815
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes	B3	7.250%	02/15/22	(a)	345	379,500
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes	B3	9.125%	08/15/19		1,099	1,226,759
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, 144A	B1	8.875%	12/01/18		1,725	1,806,937
Ono Finance II PLC (Ireland), Gtd. Notes, 144A	Caa1	10.875%	07/15/19	(a)	625	646,875
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes, 144A	B2	5.750%	01/15/23		725	739,500
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	Ba3	5.125%	01/21/23		EUR 489	606,649

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media – Cable (cont’d.)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	Ba3	5.500%	01/15/23	530	$544,575
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18	4,000	4,465,000
UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.625%	07/01/20	300	322,500
UPCB Finance V Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	7.250%	11/15/21(a)	1,825	2,016,625
UPCB Finance VI Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.875%	01/15/22	2,915	3,170,062
Videotron Ltee (Canada), Gtd. Notes	Ba2	5.000%	07/15/22	2,500	2,537,500
Virgin Media Escrow Bonds, Gtd. Notes	Ba2	8.375%	10/15/19	438	—
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	Ba2	8.375%	10/15/19	238	265,965
WaveDivision Escrow LLC/WaveDivision Escrow Corp., Sr. Unsec’d. Notes, 144A	Caa1	8.125%	09/01/20	750	783,750

					65,014,824

Media – Non Cable — 5.7%
AMC Networks, Inc., Gtd. Notes	B1	4.750%	12/15/22(a)	1,300	1,293,500
AMC Networks, Inc., Gtd. Notes	B1	7.750%	07/15/21(a)	625	707,813
Cenveo Corp., Sec’d. Notes	B3	8.875%	02/01/18(a)	2,600	2,600,000
Clear Channel Communications, Inc., Gtd. Notes .	Ca	10.750%	08/01/16(a)	2,100	1,622,250
Clear Channel Communications, Inc., Sr. Sec’d. Notes	Caa1	9.000%	03/01/21(a)	750	700,313
Clear Channel Communications, Inc., Sr. Sec’d. Notes, 144A.	Caa1	9.000%	12/15/19(a)	109	104,776
Clear Channel Communications, Inc., Sr. Sec’d. Notes, 144A.	Caa1	11.250%	03/01/21	460	471,500
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.500%	12/15/16(a)	1,850	1,225,625
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B3	7.625%	03/15/20(a)	4,375	4,544,907
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, 144A.	B1	6.500%	11/15/22	4,675	4,912,963
Coinstar, Inc., Gtd. Notes, 144A	Ba3	6.000%	03/15/19	416	425,360
DigitalGlobe, Inc., Gtd. Notes, 144A	B1	5.250%	02/01/21	317	315,019
Entercom Radio LLC, Gtd. Notes	Caa1	10.500%	12/01/19	1,525	1,753,750
Gray Television, Inc., Gtd. Notes	Caa2	7.500%	10/01/20	660	704,550
Griffey Intermediate, Inc./Griffey Finance Sub LLC, Sr. Notes, 144A	Caa1	7.000%	10/15/20	2,450	2,499,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.250%	04/01/19	1,400	1,529,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.250%	10/15/20	2,860	3,142,425
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.500%	04/01/21(a)	1,800	2,002,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A.	Caa2	6.625%	12/15/22(a)	1,000	1,058,750
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	Caa3	8.125%	06/01/23	1,045	1,061,981
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	Caa3	11.250%	02/04/17	1,500	1,597,500
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, PIK	Caa3	11.500%	02/04/17	8,372	8,891,371

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media – Non Cable (cont’d.)
Intelsat Luxembourg SA (Luxembourg), Sr. Unsec’d. Notes	Caa3	6.750%	06/01/18	310	$319,300
Intelsat Luxembourg SA (Luxembourg), Sr. Unsec’d. Notes	Caa3	7.750%	06/01/21	1,827	1,858,973
Lamar Media Corp., Gtd. Notes	Ba2	9.750%	04/01/14	4,875	5,252,813
Liberty Interactive LLC, Sr. Unsec’d. Notes	B2	8.250%	02/01/30	640	704,000
LIN Television Corp., Gtd. Notes	B3	8.375%	04/15/18	3,015	3,282,581
LIN Television Corp., Gtd. Notes, 144A	B3	6.375%	01/15/21	825	878,625
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Sr. Sec’d. Notes, 144A	B2	9.750%	04/01/21	3,984	3,944,160
Media General, Inc., Sr. Sec’d. Notes	Caa1	11.750%	02/15/17	1,000	1,132,500
Mood Media Corp. (Canada), Sr. Unsec’d. Notes, 144A	B3	9.250%	10/15/20	2,075	2,266,938
National CineMedia LLC, Sr. Sec’d. Notes	Ba2	6.000%	04/15/22	1,750	1,876,875
Netflix, Inc., Sr. Unsec’d. Notes, 144A	Ba3	5.375%	02/01/21(a)	529	525,033
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., Sec’d. Notes	B3	8.875%	04/15/17(a)	335	368,500
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	7.750%	10/15/18(a)	1,275	1,415,250
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	4,058	4,372,495
Radio One, Inc., Gtd. Notes, PIK	Caa2	12.500%	05/24/16(a)	784	790,010
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	7.625%	06/15/20(a)	520	541,450
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	7.875%	03/15/21	190	198,075
Sinclair Television Group, Inc., Gtd. Notes, 144A	B1	5.375%	04/01/21	1,920	1,905,600
Sinclair Television Group, Inc., Sr. Unsec’d. Notes, 144A	B1	6.125%	10/01/22(a)	2,935	3,074,413
Sirius XM Radio, Inc., Gtd. Notes, 144A	B1	5.250%	08/15/22	265	270,963
SSI Investments II/SSI Co-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	4,700	5,217,000
Starz LLC/Starz Finance Corp., Gtd. Notes	Ba2	5.000%	09/15/19(a)	935	963,050
Starz LLC/Starz Finance Corp., Gtd. Notes, 144A	Ba2	5.000%	09/15/19	625	643,750
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A	B3	6.000%	05/15/17	2,030	2,121,350
Univision Communications, Inc., Gtd. Notes, 144A	Caa2	8.500%	05/15/21(a)	905	977,400
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	6.750%	09/15/22(a)	1,423	1,536,840
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	7.875%	11/01/20(a)	650	715,000
Valassis Communications, Inc., Gtd. Notes	Ba3	6.625%	02/01/21(a)	650	693,875

					91,012,172

Metals & Mining — 4.7%
AK Steel Corp., Sr. Sec’d. Notes, 144A	B1	8.750%	12/01/18(a)	500	551,250
Alpha Natural Resources, Inc., Gtd. Notes	B2	6.000%	06/01/19(a)	837	772,133
Alpha Natural Resources, Inc., Gtd. Notes	B2	6.250%	06/01/21	480	432,000
Alpha Natural Resources, Inc., Gtd. Notes	B2	9.750%	04/15/18	235	252,037
APERAM (Luxembourg), Sr. Unsec’d. Notes, 144A	B3	7.750%	04/01/18	950	945,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	5.000%	02/25/17	2,500	2,616,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	6.125%	06/01/18	4,300	4,644,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	6.750%	02/25/22(a)	5,080	5,551,749
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	7.500%	10/15/39	1,100	1,130,250
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	9.500%	02/15/15	2,050	2,316,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Ba1	9.850%	06/01/19(a)	1,000	1,262,797

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
Arch Coal, Inc., Gtd. Notes	B3	7.250%		10/01/20(a)	2,200	$1,980,000
Arch Coal, Inc., Gtd. Notes	B3	7.250%		06/15/21(a)	430	385,925
Arch Coal, Inc., Gtd. Notes, 144A	B3	9.875%		06/15/19(a)	1,185	1,214,625
Ausdrill Finance Pty Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.875%		11/01/19	656	670,760
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Gtd. Notes	B1	8.500%		12/15/19	136	147,560
Coeur d’Alene Mines Corp., Gtd. Notes, 144A	B3	7.875%		02/01/21	236	248,390
Commercial Metals Co., Sr. Unsec’d. Notes	Ba2	6.500%		07/15/17	250	273,750
Commercial Metals Co., Sr. Unsec’d. Notes	Ba2	7.350%		08/15/18	600	666,000
CONSOL Energy, Inc., Gtd. Notes	B1	6.375%		03/01/21	250	258,125
CONSOL Energy, Inc., Gtd. Notes	B1	8.000%		04/01/17(a)	2,000	2,160,000
CONSOL Energy, Inc., Gtd. Notes	B1	8.250%		04/01/20(a)	1,500	1,661,250
Constellation Enterprises LLC, Sr. Sec’d. Notes, 144A	B2	10.625%		02/01/16	1,050	1,102,500
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A.	Ba3	6.125%		12/15/20	950	985,625
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.000%		04/01/17(a)	224	230,160
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.375%		02/01/16(a)	1,400	1,443,750
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	6.875%		02/01/18(a)	2,400	2,523,000
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	7.000%		11/01/15(a)	3,030	3,173,926
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	B1	8.250%		11/01/19(a)	1,425	1,537,219
GrafTech International Ltd., Gtd. Notes, 144A	Ba2	6.375%		11/15/20(a)	900	931,500
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	B1	6.750%		10/01/20	525	505,313
Inmet Mining Corp. (Canada), Gtd. Notes, 144A	B1	7.500%		06/01/21	2,760	2,987,700
Inmet Mining Corp. (Canada), Gtd. Notes, 144A	B1	8.750%		06/01/20(a)	1,375	1,526,250
JMC Steel Group, Inc., Sr. Notes, 144A	B3	8.250%		03/15/18(a)(g)	1,850	1,961,000
Kaiser Aluminum Corp., Gtd. Notes	Ba3	8.250%		06/01/20	2,094	2,345,280
New Gold, Inc. (Canada), Gtd. Notes, 144A	B2	7.000%		04/15/20	1,865	2,004,875
New Gold, Inc. (Canada), Sr. Unsec’d. Notes, 144A	B2	6.250%		11/15/22(a)	1,137	1,191,007
Noranda Aluminum Acquisition Corp., Gtd. Notes, 144A	Caa1	11.000%		06/01/19	370	370,000
Noranda Aluminum Acquisition Corp., Gtd. Notes, PIK	Caa1	4.524%	(c)	05/15/15	1,306	1,306,389
Novelis, Inc. (Canada), Gtd. Notes	B2	8.750%		12/15/20	2,436	2,746,590
Optima Specialty Steel, Inc., Sr. Sec’d. Notes, 144A	B2	12.500%		12/15/16	725	790,250
Peabody Energy Corp., Gtd. Notes	Ba1	6.000%		11/15/18	2,025	2,151,563
Peabody Energy Corp., Gtd. Notes	Ba1	6.250%		11/15/21(a)	2,000	2,080,000
Peabody Energy Corp., Gtd. Notes	Ba1	6.500%		09/15/20	475	505,875
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Gtd. Notes	B2	8.375%		06/01/20	557	584,850
Prince Mineral Holding Corp., Sr. Sec’d. Notes, 144A	Caa1	11.500%		12/15/19	350	391,125
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A.	B1	8.000%		12/01/18(g)	1,420	1,501,650
Rain CII Carbon LLC/CII Carbon Corp., Sr. Sec’d. Notes, 144A.	B1	8.250%		01/15/21	545	588,600
Ryerson, Inc./Joseph T Ryerson & Son, Inc., Sr. Sec’d. Notes, 144A.	Caa2	9.000%		10/15/17	620	677,350
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.625%		03/15/20(a)	635	704,850

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
Steel Dynamics, Inc., Gtd. Notes, 144A	Ba2	6.125%		08/15/19	310	$334,800
Steel Dynamics, Inc., Gtd. Notes, 144A	Ba2	6.375%		08/15/22(a)	1,585	1,711,800
Steel Dynamics, Inc., Sr. Unsec’d. Notes, 144A	Ba2	5.250%		04/15/23	465	471,394
Taseko Mines Ltd. (Canada), Gtd. Notes	B3	7.750%		04/15/19	305	307,287
United States Steel Corp., Sr. Unsec’d. Notes	B1	6.875%		04/01/21	337	346,267
United States Steel Corp., Sr. Unsec’d. Notes	B1	7.375%		04/01/20	585	612,787
Walter Energy, Inc., Gtd. Notes	B3	8.500%		04/15/21	456	463,980
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	Caa1	10.750%		02/01/18	1,175	1,230,813

						74,467,926

Non Captive – Consumer — 0.5%
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	5.400%		12/01/15(a)	3,390	3,483,225
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	5.850%		06/01/13	350	352,187
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	6.900%		12/15/17	3,350	3,366,750

						7,202,162

Non Captive – Diversified — 2.6%
Aircastle Ltd. (Bermuda), Sr. Unsec’d. Notes	Ba3	6.250%		12/01/19	120	131,100
Aircastle Ltd. (Bermuda), Sr. Unsec’d. Notes	Ba3	7.625%		04/15/20(a)	400	463,000
Aircastle Ltd. (Bermuda), Sr. Unsec’d. Notes	Ba3	9.750%		08/01/18	615	701,869
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	4.250%		08/15/17	2,335	2,440,075
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%		05/15/17(a)	2,532	2,715,570
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.000%		08/15/22(a)	3,305	3,529,039
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.250%		03/15/18(a)	5,665	6,118,200
CIT Group, Inc., Sr. Unsec’d. Notes	Ba3	5.375%		05/15/20(a)	2,382	2,614,245
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	Ba3	4.750%		02/15/15	3,300	3,456,750
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	Ba3	6.625%		04/01/18(a)	650	741,000
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A	B2	4.540%	(c)	12/21/65(a)	3,529	3,087,875
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	B2	6.250%	(c)	12/21/65	1,541	1,452,393
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.750%		09/01/16	2,500	2,825,000
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	4.625%		04/15/21	439	437,903
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	6.250%		05/15/19	560	613,200
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.250%		12/15/20(a)	3,229	3,955,525
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.625%		09/15/15	1,200	1,365,000
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.625%		01/15/22(a)	2,640	3,359,400
iStar Financial, Inc., Sr. Unsec’d. Notes	B3	9.000%		06/01/17(a)	717	801,247
SquareTwo Financial Corp., Sec’d. Notes	B2	11.625%		04/01/17(a)	660	671,550

						41,479,941

Oil & Field Services — 1.6%
Basic Energy Services, Inc., Gtd. Notes	B2	7.750%		02/15/19	125	127,813
Basic Energy Services, Inc., Gtd. Notes	B2	7.750%		10/15/22	382	393,460
Bristow Group, Inc., Gtd. Notes	Ba3	6.250%		10/15/22(a)	1,000	1,080,000
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., Gtd. Notes, 144A	Ba3	6.625%		11/15/19	625	643,750

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Field Services (cont’d.)
Cie Generale de Geophysique - Vertias (France), Gtd. Notes	Ba3	9.500%		05/15/16	1,500	$1,575,000
Exterran Partners LP/EXLP Finance Corp., Gtd. Notes	B2	6.000%		04/01/21	300	298,875
Hercules Offshore, Inc., Gtd. Notes, 144A	Caa1	10.250%		04/01/19	500	556,250
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	5.875%		04/01/20	1,525	1,578,375
Key Energy Services, Inc., Gtd. Notes	B1	6.750%		03/01/21(a)	2,275	2,371,687
Ocean Rig UDW, Inc. (Marshall Islands), Sr. Unsec’d. Notes, 144A	Caa3	9.500%		04/27/16	600	630,032
Offshore Group Investment Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	B3	7.125%		04/01/23	1,725	1,763,813
Oil States International, Inc., Gtd. Notes	Ba3	6.500%		06/01/19(a)	1,650	1,765,500
Oil States International, Inc., Gtd. Notes, 144A	Ba3	5.125%		01/15/23	170	170,000
Parker Drilling Co., Gtd. Notes	B1	9.125%		04/01/18	850	926,500
Petroleum Geo-Services ASA (Norway), Gtd. Notes, 144A	Ba2	7.375%		12/15/18(a)	952	1,042,440
Pioneer Energy Services Corp., Gtd. Notes	B2	9.875%		03/15/18	1,000	1,095,000
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.500%		12/15/21(a)	1,750	1,868,125
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.625%		11/15/20	1,055	1,126,212
Seadrill Ltd. (Bermuda), Sr. Unsec’d. Notes	NR	6.500%		10/05/15	1,000	1,055,000
Seitel, Inc., Gtd. Notes, 144A	B3	9.500%		04/15/19	1,600	1,606,000
Shelf Drilling Holdings Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	B1	8.625%		11/01/18	500	530,000
Sidewinder Drilling, Inc., Sr. Unsec’d. Notes, 144A	B3	9.750%		11/15/19	517	519,585
Trinidad Drilling Ltd. (Canada), Sr. Unsec’d. Notes, 144A	B1	7.875%		01/15/19(a)	900	969,363
Unit Corp., Gtd. Notes	B2	6.625%		05/15/21	1,995	2,089,763

						25,782,543

Other Financial Institutions — 0.5%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000%		02/01/19	2,365	2,347,262
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	9.375%		05/15/20	2,913	2,858,381
Community Choice Financial, Inc., Sr. Sec’d. Notes	B3	10.750%		05/01/19(a)	1,190	1,127,526
Fidelity & Guaranty Life Holdings, Inc., Sr. Unsec’d. Notes, 144A	B1	6.375%		04/01/21	445	453,900
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes, 144A	B2	6.500%		07/01/21	1,582	1,649,235
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes, 144A	B2	7.875%		10/01/20	45	49,725
Speedy Cash Intermediate Holdings Corp., Sr. Sec’d. Notes, 144A	Caa1	10.750%		05/15/18	85	91,587

						8,577,616

Other Industrials — 2.2%
Belden, Inc., Gtd. Notes, 144A	Ba2	5.500%		09/01/22	1,475	1,511,875
CBRE Services, Inc., Gtd. Notes	Ba1	5.000%		03/15/23	2,425	2,452,281
CBRE Services, Inc., Gtd. Notes	Ba1	6.625%		10/15/20	805	873,425
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A	B2	8.750%		12/15/19	181	195,254
Deluxe Corp., Gtd. Notes	Ba2	7.000%		03/15/19(a)	1,470	1,594,950
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125%		01/15/21	2,100	2,247,000
Dycom Investments, Inc., Gtd. Notes, 144A	Ba3	7.125%		01/15/21	723	771,803
General Cable Corp., Gtd. Notes, 144A	B1	5.750%		10/01/22	1,325	1,351,500
Harland Clarke Holdings Corp., Gtd. Notes	Caa1	6.000%	(c)	05/15/15	1,545	1,483,200
Harland Clarke Holdings Corp., Gtd. Notes	Caa1	9.500%		05/15/15	230	226,837

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Other Industrials (cont’d.)
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	B1	9.750%	08/01/18(a)	1,770	$1,876,200
Interline Brands, Inc., Gtd. Notes	B2	7.500%	11/15/18(a)	2,400	2,604,000
International Wire Group Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	8.500%	10/15/17	2,738	2,820,140
Laureate Education, Inc., Gtd. Notes, 144A	Caa1	9.250%	09/01/19	1,550	1,722,437
Liberty Tire Recycling, Gtd. Notes, 144A	Caa2	11.000%	10/01/16	635	628,650
MasTec, Inc., Gtd. Notes	Ba3	4.875%	03/15/23	312	308,880
MModal, Inc., Sr. Notes, 144A	Caa1	10.750%	08/15/20(a)(g)	1,325	1,139,500
New Enterprise Stone & Lime Co., Gtd. Notes	Caa3	11.000%	09/01/18	1,000	770,000
New Enterprise Stone & Lime Co., Sr. Sec’d. Notes, PIK, 144A	Caa1	13.000%	03/15/18	617	684,863
Rexel SA (France), Gtd. Notes, 144A	Ba3	6.125%	12/15/19	1,375	1,447,187
Rexel SA (France), Sr. Unsec’d. Notes, 144A	Ba3	5.250%	06/15/20	611	618,637
Thermadyne Holdings Corp., Sr. Sec’d. Notes	B2	9.000%	12/15/17	1,735	1,891,150
Thermon Industries, Inc., Sec’d. Notes	B1	9.500%	05/01/17	1,755	1,948,050
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg), Sr. Sec’d. Notes, 144A	B1	8.750%	02/01/19	2,335	2,311,650
Tutor Perini Corp., Gtd. Notes	B1	7.625%	11/01/18	1,508	1,583,400
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A	Caa1	7.500%	02/15/19	432	442,800

					35,505,669

Packaging — 2.7%
AEP Industries, Inc., Sr. Unsec’d. Notes	B3	8.250%	04/15/19	1,200	1,305,000
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	B3	9.125%	10/15/20(g)	3,975	4,402,313
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A	Ba3	7.375%	10/15/17(a)	800	876,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	B3	9.125%	10/15/20	705	777,263
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	Ba3	7.375%	10/15/17(a)	1,675	1,832,031
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Sr. Unsec’d. Notes, 144A	B3	7.000%	11/15/20(a)	2,450	2,517,374
Berry Plastics Corp., Sec’d. Notes	Caa1	9.500%	05/15/18	1,264	1,410,940
Berry Plastics Corp., Sec’d. Notes	Caa1	9.750%	01/15/21	2,925	3,418,594
BOE Merger Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	9.500%	11/01/17(g)	1,225	1,318,406
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	1,000	1,115,000
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%	08/01/19	860	1,001,900
Plastipak Holdings, Inc., Sr. Notes, 144A	B3	10.625%	08/15/19(g)	1,755	2,009,475
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa1	8.250%	02/15/21(a)	400	412,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa2	8.500%	05/15/18	1,500	1,576,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa2	9.000%	04/15/19(a)	1,000	1,057,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa2	9.875%	08/15/19(a)	3,500	3,836,875
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	5.750%	10/15/20(a)	4,630	4,716,812
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	6.875%	02/15/21(a)	1,350	1,437,750

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging (cont’d.)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	7.125%		04/15/19	2,500	$2,684,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	7.875%		08/15/19	1,875	2,067,187
Sealed Air Corp., Gtd. Notes, 144A	B1	6.500%		12/01/20(a)	1,025	1,122,375
Sealed Air Corp., Gtd. Notes, 144A	B1	8.375%		09/15/21	825	944,625
Sealed Air Corp., Sr. Notes, 144A	B1	5.250%		04/01/23	775	777,906

						42,618,576

Paper — 0.7%
Ainsworth Lumber Co. Ltd. (Canada), Sr. Sec’d. Notes, 144A	B2	7.500%		12/15/17	380	414,200
Appleton Papers, Inc., Sr. Sec’d. Notes, 144A	B1	10.500%		06/15/15	1,023	1,081,823
Cascades, Inc. (Canada), Gtd. Notes	Ba3	7.875%		01/15/20(a)	1,000	1,075,000
Graphic Packaging International, Inc., Gtd. Notes	Ba3	7.875%		10/01/18	1,500	1,653,750
Graphic Packaging International, Inc., Gtd. Notes	Ba3	9.500%		06/15/17	1,800	1,912,500
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A	B2	8.000%		06/01/16(a)(g)	1,225	1,283,187
Louisiana-Pacific Corp., Gtd. Notes	B1	7.500%		06/01/20	333	378,787
Resolute Forest Products, Sr. Sec’d. Notes	Ba3	10.250%		10/15/18	1,229	1,410,277
Sappi Papier Holding GmbH (Austria), Sr. Sec’d. Notes, 144A	Ba2	8.375%		06/15/19	200	222,000
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	Ba2	4.875%		09/15/18	950	969,000

						10,400,524

Pharmaceuticals — 0.9%
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	Caa1	7.875%		10/15/18	587	595,071
Elan Finance PLC/Elan Finance Corp. (Ireland), Gtd. Notes, 144A	Ba3	6.250%		10/15/19	563	657,303
Endo Health Solutions, Inc., Gtd. Notes	Ba3	7.000%		12/15/20	525	560,437
Endo Health Solutions, Inc., Gtd. Notes	Ba3	7.250%		01/15/22	633	680,475
Sky Growth Acquisition Corp., Gtd. Notes, 144A	Caa1	7.375%		10/15/20	240	253,800
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.500%		07/15/16(a)	2,000	2,087,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.750%		10/01/17(a)	1,150	1,234,813
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.875%		12/01/18	1,600	1,719,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	7.000%		10/01/20	3,020	3,254,050
Valeant Pharmaceuticals International, Sr. Notes, 144A	B1	6.375%		10/15/20	110	115,981
VPI Escrow Corp., Gtd. Notes, 144A	B1	6.375%		10/15/20(a)	1,410	1,485,787
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Puerto Rico), Gtd. Notes	B3	7.750%		09/15/18	1,315	1,405,406

						14,049,623

Property & Casualty Insurance — 0.6%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Sr. Unsec’d. Notes, 144A	Caa2	7.875%		12/15/20	265	272,287
Catlin Insurance Co. Ltd. (Bermuda), Jr. Sub. Notes, 144A	BBB+(d)	7.249%	(c)	12/31/49	2,125	2,183,437
Hub International Ltd., Gtd. Notes, 144A	Caa2	8.125%		10/15/18(a)	1,004	1,056,710
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa3	10.750%	(c)	06/15/88	3,404	5,259,180

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Property & Casualty Insurance (cont’d.)
Onex USI Aquisition Corp., Sr. Unsec’d. Notes, 144A	Caa2	7.750%	01/15/21	1,389	$1,392,473

					10,164,087

Railroads
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec’d. Notes	Ba1	6.125%	06/15/21	215	242,950
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec’d. Notes	Ba1	6.625%	12/15/20	175	198,625

					441,575

Real Estate Investment Trusts — 0.5%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	B1	7.750%	02/15/19	1,600	1,720,000
CNL Lifestyle Properties, Inc., Gtd. Notes	Ba3	7.250%	04/15/19	500	500,000
CyrusOne LP/CyrusOne Finance Corp., Gtd. Notes, 144A	B2	6.375%	11/15/22	1,295	1,356,513
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500%	12/15/17	1,115	1,198,625
Kennedy-Wilson, Inc., Gtd. Notes	B2	8.750%	04/01/19	590	637,200
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	Ba1	6.375%	02/15/22	940	1,008,150
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%	12/15/21	1,975	2,282,750

					8,703,238

Refining — 0.3%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes	B3	9.375%	05/01/19	175	196,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes	B3	9.375%	05/01/19	108	120,960
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes, 144A	B3	9.625%	08/01/20	394	444,235
Citgo Petroleum Corp., Sr. Sec’d. Notes, 144A	Ba2	11.500%	07/01/17	775	888,344
CVR Refining LLC/Coffeyville Finance, Inc., Sec’d. Notes, 144A	B2	6.500%	11/01/22(a)	882	901,845
PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	8.250%	02/15/20	503	553,300
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(i)	NR	6.750%	05/01/14	1,020	239,700
Western Refining, Inc., Gtd. Notes, 144A	B2	6.250%	04/01/21	1,979	2,023,527

					5,367,911

Restaurants — 0.7%
CKE Restaurants, Inc., Sr. Sec’d. Notes	B2	11.375%	07/15/18	490	568,400
CKE, Inc., Sr. Notes, PIK, 144A	Caa1	10.500%	03/14/16	215	227,373
Dave & Buster’s, Inc., Gtd. Notes	B3	11.000%	06/01/18	1,000	1,131,250
DineEquity, Inc., Gtd. Notes	B3	9.500%	10/30/18(a)	500	570,000
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875%	08/15/16	2,450	2,658,250
Landry’s, Inc., Sr. Notes, 144A	Caa1	9.375%	05/01/20(g)	2,900	3,124,750
Wok Acquisition Corp., Gtd. Notes, 144A	Caa1	10.250%	06/30/20	2,885	3,086,950

					11,366,973

Retailers — 2.3%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	Caa1	9.250%	08/01/19	1,025	1,155,687

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retailers (cont’d.)
Burlington Holdings LLC/Burlington Holding Finance, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa2	9.750%	02/15/18	329	$333,935
Claire’s Stores, Inc., Sec’d. Notes	Caa2	8.875%	03/15/19(a)	3,422	3,610,210
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	6.125%	03/15/20(a)	475	486,875
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	9.000%	03/15/19	3,374	3,812,620
Dufry Finance SCA (Luxembourg), Gtd. Notes, 144A	Ba3	5.500%	10/15/20	2,300	2,386,328
Gymboree Corp., Gtd. Notes	Caa2	9.125%	12/01/18(a)	1,250	1,176,563
Jo-Ann Stores Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	10.500%	10/15/19(a)	650	682,500
Ltd. Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22	575	609,500
New Academy Finance Co. LLC/New Academy Finance Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.000%	06/15/18	1,050	1,086,750
Pantry, Inc. (The), Gtd. Notes, 144A	Caa1	8.375%	08/01/20	4,100	4,397,250
Penske Automotive Group, Inc., Gtd. Notes, 144A	B2	5.750%	10/01/22(a)	2,234	2,328,945
Petco Holdings, Inc., Sr. Notes, PIK, 144A	Caa1	8.500%	10/15/17(a)	1,675	1,727,344
Rite Aid Corp., Gtd. Notes	Caa2	9.500%	06/15/17(a)	5,000	5,243,750
Sears Holdings Corp., Sec’d. Notes	B2	6.625%	10/15/18	500	486,875
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	3,930	4,126,500
Toys R Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500%	12/01/17	2,000	2,112,500
Toys R Us, Inc., Sr. Unsec’d. Notes	B3	10.375%	08/15/17	1,025	1,039,094

					36,803,226

Supermarkets — 0.7%
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	2,050	2,149,937
New Albertsons, Inc., Sr. Unsec’d. Notes	CCC(d)	7.450%	08/01/29(a)	902	722,727
New Albertsons, Inc., Sr. Unsec’d. Notes	CCC(d)	8.000%	05/01/31(a)	939	760,590
New Albertsons, Inc., Sr. Unsec’d. Notes	CCC(d)	8.700%	05/01/30	266	223,440
Stater Bros Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	700	700,000
SUPERVALU, Inc., Sr. Unsec’d. Notes	Caa1	7.500%	11/15/14(a)	2,000	2,007,520
SUPERVALU, Inc., Sr. Unsec’d. Notes	Caa1	8.000%	05/01/16(a)	1,965	2,043,600
Tops Holding Corp./Tops Markets LLC, Sr. Sec’d. Notes, 144A	B3	8.875%	12/15/17	1,800	1,975,500

					10,583,314

Technology — 8.9%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	B2	7.750%	08/01/20	2	1,840
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	B2	8.125%	12/15/17	300	303,000
Alcatel-Lucent USA, Inc., Sr. Unsec’d. Notes	CCC+(d)	6.450%	03/15/29	415	319,550
Amkor Technology, Inc., Sr. Unsec’d. Notes	Ba3	6.375%	10/01/22(a)	575	573,563
Audatex North America, Inc., Gtd. Notes, 144A	Ba2	6.750%	06/15/18	4,175	4,477,688
Avaya, Inc., Sr. Sec’d. Notes, 144A	B1	7.000%	04/01/19(a)	1,345	1,314,737
Avaya, Inc., Sr. Sec’d. Notes, 144A	Caa1	10.500%	03/01/21	6,760	6,438,900
CDW LLC/CDW Finance Corp., Gtd. Notes	B3	8.500%	04/01/19	7,610	8,494,662
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	12.535%	10/12/17	3,864	4,148,970
Ceridian Corp., Gtd. Notes	Caa2	11.250%	11/15/15	6,375	6,582,187
Ceridian Corp., Sr. Sec’d. Notes, 144A	B1	8.875%	07/15/19(a)	890	1,035,737
Ceridian Corp., Sr. Unsec’d. Notes, 144A	Caa3	11.000%	03/15/21	1,500	1,608,750
CommScope, Inc., Gtd. Notes, 144A	B3	8.250%	01/15/19(a)(g)	5,210	5,652,850
CoreLogic, Inc., Gtd. Notes	Ba3	7.250%	06/01/21	1,200	1,326,000
Equinix, Inc., Sr. Unsec’d. Notes	Ba3	4.875%	04/01/20	213	214,597
Equinix, Inc., Sr. Unsec’d. Notes	Ba3	7.000%	07/15/21	505	560,550

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Technology (cont’d.)
Fidelity National Information Services, Inc., Gtd. Notes	Baa3	5.000%	03/15/22	227	$240,904
First Data Corp., Gtd. Notes	Caa1	9.875%	09/24/15	61	62,830
First Data Corp., Gtd. Notes	Caa1	12.625%	01/15/21	5,509	5,970,379
First Data Corp., Gtd. Notes, 144A	Caa1	9.875%	09/24/15	1,000	1,030,000
First Data Corp., Gtd. Notes, 144A	Caa1	11.250%	01/15/21(a)	650	676,000
First Data Corp., Sec’d. Notes, 144A	Caa1	8.250%	01/15/21(a)	2,027	2,108,080
First Data Corp., Sec’d. Notes, PIK, 144A	Caa1	8.750%	01/15/22(a)	982	1,038,132
First Data Corp., Sr. Sec’d. Notes, 144A	B1	6.750%	11/01/20(a)	3,440	3,586,200
First Data Corp., Sr. Sec’d. Notes, 144A	B1	7.375%	06/15/19(a)	700	744,625
First Data Corp., Sr. Unsec’d. Notes, 144A	Caa1	10.625%	06/15/21	4,970	5,025,912
Freescale Semiconductor, Inc., Gtd. Notes	Caa1	8.050%	02/01/20(a)	4,315	4,563,113
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	9.250%	04/15/18	2,050	2,249,875
Global Generations Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	Caa1	11.000%	12/15/20	1,800	1,953,000
iGate Corp., Gtd. Notes	B2	9.000%	05/01/16(a)	551	599,901
Igloo Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	Caa1	8.250%	12/15/17	2,974	3,044,632
Infor US, Inc., Gtd. Notes	Caa1	9.375%	04/01/19(a)	750	850,313
Intcomex, Inc., Sec’d. Notes	B3	13.250%	12/15/14	470	484,100
Interactive Data Corp., Gtd. Notes	B3	10.250%	08/01/18(a)	6,981	7,923,435
Iron Mountain, Inc., Gtd. Notes	B1	5.750%	08/15/24(a)	633	632,208
Iron Mountain, Inc., Gtd. Notes	B1	7.750%	10/01/19	436	484,505
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	4.700%	09/15/22	225	224,156
Lender Processing Services, Inc., Gtd. Notes	Ba2	5.750%	04/15/23	3,040	3,169,200
NCR Corp., Gtd. Notes, 144A	Ba3	5.000%	07/15/22	104	104,260
Nokia OYJ (Finland), Sr. Unsec’d. Notes	Ba3	5.375%	05/15/19(a)	355	338,137
Nokia OYJ (Finland), Sr. Unsec’d. Notes	Ba3	6.625%	05/15/39	368	335,800
Nortel Networks Ltd. (Canada), Gtd. Notes(i)	NR	10.750%	07/15/16(a)	5,500	6,283,750
Nuance Communications, Inc., Gtd. Notes, 144A .	Ba3	5.375%	08/15/20	1,534	1,553,174
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A.	B3	5.750%	02/15/21	2,059	2,136,213
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A.	B1	9.750%	08/01/18	911	1,038,540
NXP BV/NXP Funding LLC (Netherlands), Sr. Unsec’d. Notes, 144A	B3	5.750%	03/15/23	1,975	2,014,500
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	6.875%	05/01/20	500	537,500
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750%	12/15/18	1,000	1,096,250
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800%	10/01/16	2,000	2,260,000
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%	05/01/14	2,427	2,566,553
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A.	B2	6.500%	05/15/19(a)	2,875	3,097,813
Sitel LLC/Sitel Finance Corp., Gtd. Notes	Caa2	11.500%	04/01/18	1,200	786,000
Sitel LLC/Sitel Finance Corp., Sr. Sec’d. Notes, 144A	B2	11.000%	08/01/17	658	695,835
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	Caa1	9.750%	01/15/19	3,710	4,136,650
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	7,230	7,618,613
Sungard Data Systems, Inc., Gtd. Notes	Caa1	7.625%	11/15/20(a)	619	670,841
Sungard Data Systems, Inc., Gtd. Notes, 144A	Caa1	6.625%	11/01/19	1,225	1,264,813
Syniverse Holdings, Inc., Gtd. Notes	Caa1	9.125%	01/15/19	1,850	2,030,375

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Technology (cont’d.)
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK	Caa1	9.625%		06/15/18(a)	4,805	$5,225,437
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375%		06/15/18	4,475	5,146,250
WEX, Inc., Gtd. Notes, 144A	Ba3	4.750%		02/01/23	314	303,795

						140,956,180

Textile — 0.3%
Levi Strauss & Co., Sr. Unsec’d. Notes, 144A	B1	6.875%		05/01/22	475	520,125
PVH Corp., Sr. Unsec’d. Notes	Ba3	4.500%		12/15/22(a)	875	861,875
PVH Corp., Sr. Unsec’d. Notes	Ba3	7.375%		05/15/20	1,700	1,895,500
Quiksilver, Inc., Gtd. Notes	Caa1	6.875%		04/15/15(a)	750	749,063

						4,026,563

Tobacco — 0.1%
Alliance One International, Inc., Sr. Unsec’d. Notes	B3	10.000%		07/15/16	210	221,813
Vector Group Ltd., Sr. Sec’d. Notes, 144A	Ba3	7.750%		02/15/21(a)	1,325	1,394,563

						1,616,376

Transportation Services — 1.3%
ACL I Corp., Sr. Unsec’d. Notes, PIK	Caa1	10.625%		02/15/16(a)	2,250	2,362,418
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%		01/31/18(a)	500	536,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	8.250%		01/15/19(a)	2,350	2,605,563
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	9.750%		03/15/20	150	177,001
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	B2	5.500%		04/01/23	152	151,620
Bluewater Holding BV (Netherlands), Gtd. Notes, 144A	NR	3.303%	(c)	07/17/14	1,400	1,361,500
HDTFS, Inc., Gtd. Notes	B2	6.250%		10/15/22	864	937,440
Hertz Corp. (The), Gtd. Notes	B2	5.875%		10/15/20(a)	676	713,180
Hertz Corp. (The), Gtd. Notes	B2	6.750%		04/15/19	430	469,237
Hertz Corp. (The), Gtd. Notes	B2	7.375%		01/15/21	420	467,250
Hertz Corp. (The), Gtd. Notes	B2	7.500%		10/15/18	2,971	3,279,241
Hertz Corp. (The), Gtd. Notes, 144A	B2	4.250%		04/01/18	353	359,619
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A.	B3	8.375%		12/15/18	1,775	1,863,750
Navigator Holdings Ltd. (Marshall Islands), Sr. Unsec’d. Notes, 144A	NR	9.000%		12/18/17	200	202,003
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Marshall Islands), Gtd. Notes	B3	9.250%		04/15/19(a)	999	1,066,433
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Marshall Islands), Gtd. Notes, 144A	B3	9.250%		04/15/19	393	422,475
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Sr. Notes, PIK, 144A	Caa2	10.750%		02/15/18	210	208,950
OSX 3 Leasing BV (Netherlands), Sr. Sec’d. Notes, 144A.	NR	9.250%		03/20/15	300	297,750
Sea Trucks Group (Nigeria), Sr. Sec’d. Notes, 144A	NR	9.000%		03/26/18	800	804,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation Services (cont’d.)
TRAC Intermodal LLC/TRAC Intermodal Corp., Sr. Sec’d. Notes, 144A	B3	11.000%	08/15/19	270	$288,225
Ultrapetrol Bahamas Ltd. (Bahamas), First Mortgage	Caa1	9.000%	11/24/14	607	603,965
Watco Cos LL /Watco Finance Corp., Gtd. Notes, 144A	B3	6.375%	04/01/23	1,344	1,382,640

					20,560,510

Wireless — 4.3%
Altice Financing SA (Luxembourg), Sr. Sec’d. Notes, 144A	Ba2	7.875%	12/15/19(a)	200	218,500
Altice Finco SA (Luxembourg), Sr. Notes, 144A	B2	9.875%	12/15/20	249	279,578
Brightstar Corp., Gtd. Notes, 144A	B1	9.500%	12/01/16(g)	3,570	3,819,900
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	B3	12.000%	12/01/15	1,654	1,784,253
Cricket Communications, Inc., Gtd. Notes	Caa1	7.750%	10/15/20(a)	2,215	2,209,463
Cricket Communications, Inc., Sr. Sec’d. Notes	Ba2	7.750%	05/15/16	2,000	2,087,500
Crown Castle International Corp., Sr. Unsec’d. Notes	B1	5.250%	01/15/23(a)	1,744	1,774,520
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	8.250%	09/30/20	1,600	1,696,000
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	10.500%	04/15/18	1,500	1,668,750
Eileme 2 AB (Sweden), Sr. Sec’d. Notes, 144A	B3	11.625%	01/31/20	2,580	3,005,700
MetroPCS Wireless, Inc., Gtd. Notes	B1	6.625%	11/15/20(a)	3,507	3,664,815
MetroPCS Wireless, Inc., Gtd. Notes, 144A	B1	6.250%	04/01/21(a)	1,276	1,298,330
MetroPCS Wireless, Inc., Gtd. Notes, 144A	B1	6.625%	04/01/23	850	867,000
NII Capital Corp., Gtd. Notes	Caa1	7.625%	04/01/21(a)	3,075	2,214,000
NII Capital Corp., Gtd. Notes	Caa1	8.875%	12/15/19(a)	2,025	1,523,813
NII International Telecom Sarl (Luxembourg), Gtd. Notes, 144A	B2	11.375%	08/15/19	696	727,320
SBA Telecommunications, Inc., Gtd. Notes, 144A	B1	5.750%	07/15/20	83	86,320
Sprint Capital Corp., Gtd. Notes	B3	6.875%	11/15/28	2,800	2,863,000
Sprint Capital Corp., Gtd. Notes	B3	6.900%	05/01/19	2,375	2,606,563
Sprint Capital Corp., Gtd. Notes	B3	8.750%	03/15/32(a)	651	776,317
Sprint Nextel Corp., Gtd. Notes, 144A	Ba3	7.000%	03/01/20	1,392	1,621,680
Sprint Nextel Corp., Gtd. Notes, 144A	Ba3	9.000%	11/15/18	2,420	2,991,725
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	6.000%	12/01/16(a)	4,340	4,708,900
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	6.000%	11/15/22(a)	1,025	1,053,187
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	7.000%	08/15/20(a)	3,785	4,163,500
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	8.375%	08/15/17	2,050	2,385,687
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	9.125%	03/01/17(a)	2,198	2,599,136
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	11.500%	11/15/21	243	340,200
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland), Sr. Unsec’d. Notes, 144A	Ba3	7.748%	02/02/21(a)	1,450	1,624,000
VimpelCom Holdings BV (Netherlands), Gtd. Notes, 144A	Ba3	5.200%	02/13/19	262	263,942
VimpelCom Holdings BV (Netherlands), Gtd. Notes, 144A	Ba3	5.950%	02/13/23	200	198,750
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A	B3	11.750%	07/15/17	7,625	8,082,500
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	Ba3	7.250%	02/15/18(a)	2,375	2,472,968
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	Ba3	7.250%	02/15/18	328	340,710

					68,018,527

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Wirelines — 1.8%
Cincinnati Bell, Inc., Gtd. Notes	B1	8.250%	10/15/17(a)	490	$519,400
eAccess Ltd. (Japan), Gtd. Notes, 144A	Ba2	8.250%	04/01/18	1,130	1,251,475
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.995%	06/01/36	720	757,951
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.125%	01/15/23	1,199	1,213,988
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.625%	04/15/24	325	334,344
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.125%	10/01/18	2,000	2,280,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.500%	04/15/20(a)	1,500	1,698,750
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.750%	04/15/22	280	311,500
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	9.250%	07/01/21(a)	670	768,825
Level 3 Communications, Inc., Sr. Unsec’d. Notes	Caa2	11.875%	02/01/19(a)	1,875	2,198,437
Level 3 Communications, Inc., Sr. Unsec’d. Notes, 144A	Caa2	8.875%	06/01/19	500	546,250
Level 3 Financing, Inc., Gtd. Notes	B3	8.125%	07/01/19	1,103	1,213,300
Level 3 Financing, Inc., Gtd. Notes	B3	8.625%	07/15/20(a)	2,636	2,939,140
Level 3 Financing, Inc., Gtd. Notes	B3	9.375%	04/01/19	1,500	1,681,800
Level 3 Financing, Inc., Gtd. Notes, 144A	B3	7.000%	06/01/20	1,425	1,492,687
Qwest Capital Funding, Inc., Gtd. Notes	Ba1	7.750%	02/15/31	845	851,480
Qwest Communications International, Inc., Gtd. Notes	Ba1	7.125%	04/01/18	128	133,120
Windstream Corp., Gtd. Notes	Ba3	7.500%	04/01/23	1,550	1,643,000
Windstream Corp., Gtd. Notes	Ba3	7.750%	10/01/21(a)	1,000	1,090,000
Windstream Corp., Gtd. Notes	Ba3	7.875%	11/01/17(a)	1,600	1,828,000
Windstream Corp., Gtd. Notes, 144A	Ba3	6.375%	08/01/23	2,083	2,067,377
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes	Caa1	10.125%	07/01/20	385	453,337
Zayo Group LLC/Zayo Capital, Inc., Sr. Sec’d. Notes	B1	8.125%	01/01/20	430	481,600

					27,755,761

TOTAL CORPORATE BONDS
(cost $1,363,427,606)					1,435,721,300

				Shares
COMMON STOCKS — 0.4%

Consumer Products
Smurfit Kappa Group PLC (Ireland)				EUR 468	7,739

Electric — 0.2%
Dynegy, Inc.*				100,000	2,399,000

Paper — 0.2%
Newpage Holdings, Inc.*				31,000	2,702,890

Transportation Services
General Maritime Corp.*				712	21,360

TOTAL COMMON STOCKS
(cost $6,012,851)					5,130,989

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value

PREFERRED STOCKS — 0.7%

Automotive — 0.2%
General Motors Co., Series B, CVT, 4.750%	71,750	$3,080,945

Banking — 0.3%
Ally Financial, Inc., 144A, 7.000%	1,470	1,453,830
Citigroup Capital XIII, 7.875%	106,400	3,041,976

		4,495,806

Life Insurance
Hartford Financial Services Group, Inc., 7.875%	17,200	517,720

Metals & Mining — 0.1%
ArcelorMittal (Luxembourg), Series MTUS, CVT, 6.000%	37,500	785,625

Property & Casualty Insurance — 0.1%
Xlit Ltd. (Cayman Islands), Series D	2,145	1,722,837

TOTAL PREFERRED STOCKS
(cost $10,311,520)		10,602,933

	Units	Value
WARRANTS(l)*

Gas Pipelines
SemGroup Corp. (Class A Stock), expiring 11/30/14	6,958	$185,963

Paper
Smurfit Kappa Funding PLC, 144A, expiring 10/01/13	810	69,535

Retailers
Neebo, Inc. (Class A Stock), expiring 06/20/19	2,792	—
Neebo, Inc. (Class B Stock), expiring 06/29/19	5,983	—

		—

Transportation Services
General Maritime Corp., expiring 05/17/17	1,101	—

TOTAL WARRANTS
(cost $0)		255,498

TOTAL LONG-TERM INVESTMENTS
(cost $1,444,563,070)		1,515,464,812

	Shares
SHORT-TERM INVESTMENT — 27.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $437,452,345; includes $381,069,053 of cash collateral for securities on loan)(b)(w)	437,452,345	437,452,345

TOTAL INVESTMENTS — 123.3%
(cost $1,882,015,415)		1,952,917,157
Liabilities in excess of other assets(x) — (23.3)%.		(368,496,609)

NET ASSETS — 100.0%		$1,584,420,548

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
CDX	Credit Derivative Index

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

DIP	Debtor-In-Possession
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
CAD	Canadian Dollar
EUR	Euro
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $371,535,426 ; cash collateral of $381,069,053 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.
(r)	Less than $500 par.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Canadian Dollar,
Expiring 05/09/13	Royal Bank of Canada	CAD	584	$571,482	$574,346	$(2,864)
Euro,
Expiring 05/09/13	Credit Suisse First Boston Corp.	EUR	478	616,122	612,898	3,224

				$1,187,604	$1,187,244	$360

(1) The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2013.

Credit default swap agreements outstanding at March 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)#	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation(4)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX NA HY-19 V1 Index	12/20/17	5.000%	15,000	$658,180	$(38,199)	$696,379	Morgan Stanley
Dow Jones CDX NA HY-19 V1 Index	12/20/17	5.000%	7,500	329,090	(82,899)	411,989	Goldman Sachs & Co.

				$987,270	$(121,098)	$1,108,368

The Portfolio entered into credit default swap agreements on credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of the referenced entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Credit default swap agreements outstanding at March 31, 2013 (continued):

closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2013.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,406,739	$—	$2,724,250
Preferred Stocks	10,602,933	—	—
Warrants	255,498	—	—
Bank Loans	—	63,754,092	—
Corporate Bonds	—	1,421,422,056	14,299,244
Affiliated Money Market Mutual Fund	437,452,345	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	360	—
Credit Default Swaps	—	1,108,368	—

Total	$450,717,515	$1,486,284,876	$17,023,494

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bonds
Balance as of 12/31/12	$21,360	$2
Accrued discounts/premiums	—	(159,368)
Realized gain (loss)	—	(906)
Change in unrealized appreciation (depreciation)**	(300,390)	302,528
Purchases	3,003,280	454,902
Sales	—	—
Transfers into Level 3	—	13,702,086

Balance as of 03/31/13	$2,724,250	$14,299,244

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $2,138 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at fair value for the beginning of the period. At the reporting period end, there were six Corporate Bonds transferred into level 3 as a result of being priced by a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS — 92.1%
AST BlackRock Value Portfolio	5,119,561	$54,574,522
AST Federated Aggressive Growth Portfolio*	2,546,286	27,117,949
AST Goldman Sachs Concentrated Growth Portfolio	1,927,234	65,140,502
AST Goldman Sachs Large-Cap Value Portfolio	2,757,264	53,987,229
AST Goldman Sachs Mid-Cap Growth Portfolio	940,448	5,388,766
AST Goldman Sachs Small-Cap Value Portfolio	1,324,543	18,066,762
AST International Growth Portfolio	14,101,988	172,044,250
AST International Value Portfolio	9,818,771	155,725,714
AST Jennison Large-Cap Growth Portfolio* .	5,479,053	82,021,419
AST Jennison Large-Cap Value Portfolio	7,733,759	107,189,894
AST Large-Cap Value Portfolio	6,771,670	109,023,887
AST Lord Abbett Core Fixed-Income Portfolio	7,407,868	85,190,477
AST Marsico Capital Growth Portfolio	4,074,291	96,112,523
AST MFS Growth Portfolio*	8,081,997	99,004,459
AST MFS Large-Cap Value Portfolio	4,570,694	52,608,688
AST Mid-Cap Value Portfolio	1,188,280	18,109,392
AST Money Market Portfolio	625,553,374	625,553,374
AST Neuberger Berman Core Bond Portfolio	2,762,546	29,172,488
AST Neuberger Berman Mid-Cap Growth Portfolio*	277,063	7,392,042
AST PIMCO Total Return Bond Portfolio	12,868,064	162,137,609
AST Prudential Core Bond Portfolio	18,060,036	195,048,390
AST Small-Cap Growth Portfolio*	1,277,234	32,671,657
AST Small-Cap Value Portfolio	2,618,111	44,219,891
AST T. Rowe Price Equity Income Portfolio	15,063,890	159,074,681
AST T. Rowe Price Large-Cap Growth Portfolio*	5,402,514	83,738,975
AST Western Asset Core Plus Bond Portfolio	9,697,338	104,440,330

TOTAL AFFILIATED MUTUAL FUNDS
(cost $2,413,845,667)(w)		2,644,755,870

EXCHANGE TRADED FUNDS — 7.9%
Consumer Staples Select Sector SPDR Fund(a)	473,072	18,809,343
Financial Select Sector SPDR Fund	691,215	12,573,201
Health Care Select Sector SPDR Fund	586,040	26,928,538
iShares Gold Trust*(a)	85,252	1,323,111
iShares MSCI Emerging Markets Index Fund	996,110	42,613,586
PowerShares QQQ Trust(a)	810,230	55,881,563
SPDR S&P 500 ETF Trust	432,821	67,758,128

TOTAL EXCHANGE TRADED FUNDS
(cost $192,228,042)		225,887,470

TOTAL LONG-TERM INVESTMENTS
(cost $2,606,073,709)		2,870,643,340

	Shares	Value
SHORT-TERM INVESTMENT — 1.6% AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund(cost $46,940,156; includes $46,436,584 of cash collateral for securities on loan)(b)(w)	46,940,156	$46,940,156

TOTAL INVESTMENTS — 101.6%
(cost $2,653,013,865)		2,917,583,496
Liabilities in excess of other assets — (1.6)%		(46,806,097)

NET ASSETS — 100.0%		$2,870,777,399

The following abbreviations are used in the Portfolio descriptions:

ETF	Exchange Traded Fund

MSCI	Morgan Stanley Capital International

SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,306,416; cash collateral of $46,436,584 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$ 2,691,696,026	$ —	$ —
Exchange Traded Funds	225,887,470	—	—

Total	$ 2,917,583,496	$—	$—

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.5%
COMMON STOCKS — 94.8%
Argentina — 0.3%
MercadoLibre, Inc.(a)	90,805	$8,768,131

Austria — 0.2%
Andritz AG	83,206	5,582,477

Belgium — 0.8%
Anheuser-Busch InBev NV	226,777	22,456,190

Brazil — 4.2%
Arezzo Industria e Comercio SA	738,825	14,778,328
BR Malls Participacoes SA	1,766,871	22,112,665
BR Properties SA	1,295,384	14,410,606
Cia de Bebidas das Americas	667,436	27,467,019
Grupo BTG Pactual	1,455,382	24,321,787
Mills Estruturas e Servicos de Engenharia SA	863,436	13,848,304

		116,938,709

Canada — 1.9%
Brookfield Asset Management, Inc. (Class A Stock)	308,230	11,247,313
Canadian National Railway Co	174,827	17,535,148
Canadian Pacific Railway Ltd.	38,473	5,019,650
Imax Corp.*(a)	303,847	8,121,830
Toronto-Dominion Bank (The)	141,297	11,764,434

		53,688,375

China — 2.6%
Baidu, Inc., ADR*(a)	93,702	8,217,665
China Mobile Ltd.	856,500	9,084,375
ENN Energy Holdings Ltd.	888,000	4,917,987
Great Wall Motor Co. Ltd. (Class H Stock)	4,258,961	14,494,793
Industrial & Commercial Bank of China Ltd. (Class H Stock)	14,784,000	10,397,548
Tencent Holdings Ltd.	433,328	13,859,828
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	3,165,578	10,774,777

		71,746,973

Denmark — 2.5%
Coloplast A/S (Class B Stock)	154,160	8,293,216
Novo Nordisk A/S (Class B Stock)	374,996	60,926,213

		69,219,429

France — 8.0%
Arkema SA	88,007	8,006,277
BNP Paribas SA	813,165	41,736,049
Danone SA	242,287	16,858,097
Dassault Systemes SA	321,249	37,135,614
Pernod-Ricard SA	240,307	29,944,424
PPR	109,503	24,058,881
Remy Cointreau SA	149,812	17,314,067
Schneider Electric SA	148,726	10,866,767
Technip SA	247,595	25,384,105
Unibail-Rodamco SE, REIT	54,864	12,778,533

		224,082,814

Germany — 5.6%
Adidas AG	159,190	16,516,483
Bayer AG	168,630	17,394,319
Bayerische Motoren Werke AG	339,577	29,299,246
Brenntag AG	46,592	7,274,401
Fresenius SE & Co. KGaA	203,213	25,082,526

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Kabel Deutschland Holding AG	183,566	$16,937,241
SAP AG	567,615	45,474,975

		157,979,191

Hong Kong — 1.7%
AIA Group Ltd.	8,713,400	38,310,447
CNOOC Ltd.	4,698,100	9,034,000

		47,344,447

India — 0.3%
Tata Motors Ltd.	1,581,943	7,717,841

Indonesia — 0.6%
Bank Rakyat Indonesia Persero Tbk PT	9,428,000	8,521,501
Tower Bersama Infrastructure Tbk PT*	6,748,698	4,206,897
Tower Bersama Infrastructure Tbk PT, 144A*	6,982,898	4,352,889

		17,081,287

Ireland — 3.4%
Experian PLC	2,034,283	35,237,455
Ryanair Holdings PLC, ADR	64,197	2,682,151
Seagate Technology PLC(a)	363,623	13,294,057
Shire PLC	1,466,205	44,645,812

		95,859,475

Israel — 0.3%
Check Point Software Technologies Ltd.*(a)	157,994	7,424,138

Italy — 6.2%
Azimut Holding SpA	975,327	15,777,863
Brunello Cucinelli SpA*	541,800	11,403,830
Eni SpA	1,896,421	42,614,290
Luxottica Group SpA	587,771	29,466,907
Prada SpA	3,862,553	39,414,009
Tod’s SpA(a)	144,942	20,753,245
Yoox SpA*	679,942	12,742,594

		172,172,738

Japan — 6.8%
Dena Co. Ltd.	488,800	13,327,856
FANUC Corp.	218,145	33,587,913
Fuji Heavy Industries Ltd.	455,000	7,217,182
Honda Motor Co. Ltd.	439,100	16,909,954
Komatsu Ltd.	397,800	9,514,291
Lawson, Inc.	75,800	5,820,053
Makita Corp.	188,500	8,403,647
Marubeni Corp.	1,698,000	13,000,059
Mizuho Financial Group, Inc.	7,569,800	16,243,308
ORIX Corp.	1,343,900	17,158,870
Rakuten, Inc.	1,623,700	16,605,849
Shin-Etsu Chemical Co. Ltd.	135,700	8,999,994
Sumitomo Mitsui Financial Group, Inc.	315,500	12,943,346
Yahoo! Japan Corp.	20,080	9,263,340

		188,995,662

Macau — 0.7%
Sands China Ltd.	3,747,713	19,501,007

Mexico — 1.7%
Corp. Inmobiliaria Vesta SAB de CV	6,201,300	13,455,492
Corp. Inmobiliaria Vesta SAB de CV, 144A(a)	284,464	617,226

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Fomento Economico Mexicano SAB de CV, ADR	81,135	$9,208,824
Mexichem SAB de CV	3,985,624	21,377,862
Mexichem SAB de CV, 144A	419,990	2,252,718

		46,912,122

Netherlands — 2.4%
LyondellBasell Industries NV (Class A Stock)	339,219	21,469,170
Unilever NV, CVA	246,936	10,114,905
Yandex NV*	744,808	17,219,961
Ziggo NV	494,754	17,399,344

		66,203,380

Norway — 0.6%
Seadrill Ltd	255,333	9,254,633
Statoil ASA	375,568	9,079,348

		18,333,981

Singapore — 0.3%
Global Logistic Properties Ltd	3,990,000	8,473,437

South Africa — 2.4%
Aspen Pharmacare Holdings Ltd.*	224,800	4,669,184
Discovery Holdings Ltd	1,059,453	9,014,562
FirstRand Ltd	2,228,649	7,804,258
Naspers Ltd. (Class N Stock)	473,049	29,470,069
Woolworths Holdings Ltd	2,004,375	15,389,261

		66,347,334

South Korea — 1.9%
Hyundai Motor Co	65,409	13,222,097
Samsung Electronics Co. Ltd	28,463	38,795,935

		52,018,032

Spain — 1.7%
Inditex SA	369,129	48,925,728

Sweden — 0.4%
Atlas Copco AB (Class A Stock)	421,067	11,953,778

Switzerland — 6.0%
Dufry AG*	61,321	7,609,411
Geberit AG	34,729	8,549,634
Glencore International PLC(a)	1,860,694	10,067,815
Nestle SA	336,231	24,315,030
Partners Group Holding AG	38,390	9,475,168
Roche Holding AG	171,952	40,030,962
Swatch Group AG (The)	22,031	12,810,610
Syngenta AG	102,639	42,815,805
UBS AG*	738,045	11,312,077

		166,986,512

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	1,889,676	32,483,530

Thailand — 0.7%
CP ALL PCL	12,718,484	19,869,238

Turkey — 1.8%
BIM Birlesik Magazalar A/S	435,321	21,233,117
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	13,870,669	22,155,659

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
Turkiye Halk Bankasi A/S	675,946	$7,229,069

		50,617,845

United Kingdom — 20.6%
ARM Holdings PLC	3,444,404	48,201,664
Ashtead Group PLC	2,513,408	22,398,520
ASOS PLC*	472,324	24,020,610
Babcock International Group PLC	427,407	7,065,759
Barclays PLC	11,215,843	49,617,745
Berkeley Group Holdings PLC	253,645	7,866,067
British Sky Broadcasting Group PLC	1,674,011	22,459,874
Compass Group PLC	2,914,405	37,219,963
Diageo PLC	2,016,223	63,568,942
Hikma Pharmaceuticals PLC	1,034,771	16,257,475
HSBC Holdings PLC	1,161,600	12,475,313
InterContinental Hotels Group PLC	956,487	29,168,544
Intertek Group PLC	411,779	21,229,334
John Wood Group PLC	499,552	6,577,148
Johnson Matthey PLC	225,965	7,896,912
Next PLC	140,740	9,336,618
Rolls-Royce Holdings PLC	3,892,386	66,831,723
SABMiller PLC	602,240	31,698,287
Standard Chartered PLC	633,694	16,402,500
Telecity Group PLC	2,623,224	36,012,382
Tullow Oil PLC	1,079,082	20,183,701
Weir Group PLC (The)	252,534	8,683,458
Wolseley PLC	226,918	11,285,044

		576,457,583

United States — 7.0%
Accenture PLC (Class A Stock)	575,759	43,740,412
Canadian Pacific Railway Ltd	224,732	29,320,784
Core Laboratories NV	166,102	22,908,788
Credicorp Ltd.	166,503	27,647,823
Liberty Global, Inc. (Class C Stock)*(a)	396,789	27,231,629
Michael Kors Holdings Ltd.*	460,938	26,176,669
Perrigo Co	150,654	17,887,149

		194,913,254

TOTAL COMMON STOCKS
(cost $2,317,020,844)		2,647,054,638

PREFERRED STOCK — 0.7%
Germany
Volkswagen AG (PRFC)(a)
(cost $17,070,194)	91,170	18,114,329

TOTAL LONG-TERM INVESTMENTS
(cost $2,334,091,038)		2,665,168,967

SHORT-TERM INVESTMENT — 9.9% AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $277,027,721; includes $126,186,683 of cash collateral for securities on loan)(b)(w)	277,027,721	277,027,721

TOTAL INVESTMENTS — 105.4%
(cost $2,611,118,759)		2,942,196,688
Liabilities in excess of other assets(x) — (5.4)%		(150,020,223)

NET ASSETS — 100.0%		$2,792,176,465

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1993 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depository Receipt

CVA	Certificate Van Aandelen (Bearer)

PRFC	Preference Shares

REIT	Real Estate Investment Trust

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $122,269,137; cash collateral of $126,186,683 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation (Depreciation)(1)
British Pound,
Expiring 04/18/13	Morgan Stanley	GBP	7,698	$11,494,237	$11,695,408	$201,171
Expiring 04/18/13	Morgan Stanley	GBP	7,076	11,173,641	10,750,417	(423,224)
Euro,
Expiring 04/04/13	Brown Brothers Harriman & Co.	EUR	2,807	3,599,471	3,598,268	(1,203)
Expiring 04/17/13	State Street Bank	EUR	14,975	19,993,455	19,198,402	(795,053)
Expiring 04/17/13	State Street Bank	EUR	13,185	17,280,088	16,903,237	(376,851)
Japanese Yen,
Expiring 04/16/13	Bank of New York Mellon	JPY	1,382,284	14,385,754	14,685,873	300,119
Expiring 04/16/13	Bank of New York Mellon	JPY	1,041,360	11,286,033	11,063,776	(222,257)
Swiss Franc,
Expiring 04/19/13	Morgan Stanley	CHF	2,568	2,781,840	2,705,904	(75,936)

				$91,994,519	$90,601,285	$(1,393,234)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 04/18/13	Morgan Stanley	GBP	7,698	$11,498,542	$11,695,409	$(196,867)
Expiring 04/18/13	Morgan Stanley	GBP	7,076	11,228,281	10,750,417	477,864
Euro,
Expiring 04/17/13	State Street Bank	EUR	9,720	13,195,191	12,461,219	733,972
Expiring 04/17/13	State Street Bank	EUR	9,412	12,542,336	12,066,357	475,979
Expiring 04/17/13	State Street Bank	EUR	9,028	12,072,693	11,574,062	498,631
Japanese Yen,
Expiring 04/16/13	Bank of New York Mellon	JPY	850,147	9,175,859	9,032,262	143,597
Expiring 04/16/13	Bank of New York Mellon	JPY	532,137	5,560,778	5,653,611	(92,833)
Expiring 04/16/13	Bank of New York Mellon	JPY	524,689	5,830,649	5,574,481	256,168
Expiring 04/16/13	Bank of New York Mellon	JPY	516,671	5,803,447	5,489,295	314,152
Swiss Franc,
Expiring 04/19/13	Morgan Stanley	CHF	2,568	2,751,468	2,705,904	45,564

				$89,659,244	$87,003,017	$2,656,227

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange risk exposure as of March 31, 2013.

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$8,768,131	$—	$—
Austria	5,582,477	—	—
Belgium	22,456,190	—	—
Brazil	116,938,709	—	—
Canada	53,688,375	—	—
China	8,217,665	63,529,308	—
Denmark	69,219,429	—	—
France	224,082,814	—	—
Germany	157,979,191	—	—
Hong Kong	—	47,344,447	—
India	—	7,717,841	—
Indonesia	—	17,081,287	—
Ireland	95,859,475	—	—
Israel	7,424,138	—	—
Italy	132,758,729	39,414,009	—
Japan	—	188,995,662	—
Macau	—	19,501,007	—
Mexico	46,912,122	—	—
Netherlands	66,203,380	—	—
Norway	18,333,981	—	—
Singapore	—	8,473,437	—
South Africa	66,347,334	—	—
South Korea	—	52,018,032	—
Spain	48,925,728	—	—
Sweden	11,953,778	—	—
Switzerland	166,986,512	—	—
Taiwan	32,483,530	—	—
Thailand	19,869,238	—	—
Turkey	50,617,845	—	—
United Kingdom	563,982,270	12,475,313	—
United States	194,913,254	—	—
Preferred Stock:
Germany	18,114,329	—	—
Affiliated Money Market Mutual Fund	277,027,721	—	—
Forward Foreign Currency Exchange Contracts	—	1,262,993	—

Total	$2,485,646,345	$457,813,336	$—

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/12 was $1,913,977,728, which was a result of valuing investments using third party vendor modeling tools. An amount of $1,282,377,523 was transferred from Level 2 into Level 1 at 03/31/13 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:
Affiliated Money Market Mutual Fund (4.5% represents investments purchased with collateral from securities on loan)	9.9%
Pharmaceuticals	7.6
Beverages	7.2
Commercial Banks	7.1
Textiles, Apparel & Luxury Goods	4.3
Internet Software & Services	4.1
Chemicals	4.0
Media	3.4
Oil, Gas & Consumable Fuels	3.4
Software	3.2
Food & Staples Retailing	3.0
Semiconductors & Semiconductor Equipment	2.6
Machinery	2.5
Aerospace & Defense	2.4
Automobiles	2.2
Hotels, Restaurants & Leisure	2.0
Specialty Retail	2.0
Professional Services	2.0
Energy Equipment & Services	2.0
Diversified Financial Services	1.8
Equipment	1.7
Real Estate Management & Development	1.7
Insurance	1.7
Internet & Catalog Retail	1.7
Automobile Manufacturers	1.6
Computer Services & Software	1.6
Trading Companies & Distributors	1.6

Multiline Retail	1.4%
Real Estate Investment Trusts	1.3
Road & Rail	1.2
Financial – Bank & Trust	1.0
Lodging	1.0
Retail & Merchandising	1.0
Capital Markets	0.9
Healthcare Providers & Services	0.9
Distribution/Wholesale	0.9
Real Estate	0.8
Apparel	0.7
Wireless Telecommunication Services	0.6
Transportation	0.6
Telecommunications	0.6
Apparel & Textile	0.6
Computer Hardware	0.5
Electrical Equipment	0.4
Food Products	0.4
Metals & Mining	0.4
Building Products	0.3
Hand/Machine Tools	0.3
Healthcare Products	0.3
Electronic Components	0.3
Household Durables	0.3
Commercial Services & Supplies	0.3
Airlines	0.1

105.4
Liabilities in excess of other assets	(5.4)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 95.3%
Argentina — 0.2%
MercadoLibre, Inc.(a)	62,400	$6,025,344

Australia — 4.4%
Arrium Ltd.	3,650,800	3,339,071
Ausdrill Ltd.	731,040	2,220,321
Bendigo and Adelaide Bank Ltd.	912,000	9,787,658
Boart Longyear Ltd.	2,407,100	3,207,863
Bradken Ltd.(a)	401,600	2,734,760
Challenger Ltd.	1,361,000	5,479,418
Downer EDI Ltd.	1,227,100	6,378,435
Emeco Holdings Ltd.	4,867,000	3,184,169
Kingsgate Consolidated Ltd.	706,348	2,874,306
Lend Lease Group	1,086,900	11,594,704
Metcash Ltd.	833,200	3,600,760
Mount Gibson Iron Ltd.	2,634,500	1,436,451
Myer Holdings Ltd.	1,907,200	5,876,923
National Australia Bank Ltd.	539,200	17,397,843
Pacific Brands Ltd.	3,053,600	2,747,731
Seven Group Holdings Ltd.	354,500	3,671,925
St. Barbara Ltd.*	2,037,800	2,556,590
Toll Holdings Ltd.	1,200,500	7,439,112
Westpac Banking Corp.	439,400	14,140,557

		109,668,597

Austria — 0.7%
OMV AG	282,500	12,013,456
Voestalpine AG	138,300	4,246,752

		16,260,208

Belgium — 0.4%
AGFA-Gevaert NV*(g)	624,500	1,120,725
Delhaize Group SA	160,900	8,776,982

		9,897,707

Bermuda — 0.1%
Huabao International Holdings Ltd.	3,738,000	1,623,731

Brazil — 0.9%
Embraer SA, ADR	321,430	11,465,408
Natura Cosmeticos SA	429,900	10,345,682

		21,811,090

Canada — 2.7%
Canadian National Railway Co.	125,936	12,657,445
Cenovus Energy, Inc.	331,706	10,272,649
Lululemon Athletica, Inc.*(a)	249,814	15,575,903
Potash Corp. of Saskatchewan, Inc.	383,510	15,052,767
Teck Resources Ltd. (Class B Stock)	466,400	13,130,915

		66,689,679

Cayman Islands — 0.3%
Tencent Holdings Ltd.	213,587	6,831,498

China — 2.1%
Baidu, Inc., ADR*(a)	177,139	15,535,090
China Merchants Bank Co. Ltd. (Class H Stock)	1,741,690	3,701,002
Industrial & Commercial Bank of China Ltd. (Class H Stock)	30,561,481	21,493,809
Sinopharm Group Co. Ltd. (Class H Stock)	3,401,543	10,991,522

		51,721,423

	Shares	Value
COMMON STOCKS (Continued)
Denmark — 1.2%
H. Lundbeck A/S	119,600	$2,202,249
Novo Nordisk A/S (Class B Stock)	166,708	27,085,321

		29,287,570

Finland — 0.1%
Tieto Oyj(g)	171,222	3,621,447

France — 8.5%
Air Liquide SA	182,636	22,189,202
Alstom SA	146,400	5,958,314
Arkema SA	38,800	3,529,760
AXA SA	495,700	8,520,916
BNP Paribas SA	142,900	7,334,405
Cie Generale des Etablissements Michelin (Class B Stock)	251,923	21,071,087
Ciments Francais SA(g)	33,100	1,888,107
CNP Assurances SA	352,600	4,838,465
Credit Agricole SA*	367,800	3,029,640
LVMH Moet Hennessy Louis Vuitton SA	159,657	27,403,569
Publicis Groupe SA	321,000	21,524,265
Renault SA	100,400	6,290,122
Sanofi	250,700	25,474,272
SCOR SE	193,000	5,541,712
Societe Generale SA*	137,375	4,513,307
Thales SA	202,300	8,556,233
Total SA	296,400	14,192,718
Valeo SA	124,500	6,737,127
Vivendi SA	709,400	14,654,131

		213,247,352

Germany — 10.5%
Adidas AG	236,899	24,579,046
Allianz SE	172,933	23,486,452
Aurubis AG	42,600	2,707,414
BASF SE	135,900	11,901,615
Bayer AG	85,200	8,788,448
Continental AG	56,900	6,802,880
Daimler AG	226,700	12,334,361
Deutsche Bank AG	605,470	23,605,817
Deutsche Post AG	320,400	7,382,441
E.ON AG	222,300	3,881,103
Freenet AG	397,100	9,648,555
Fresenius Medical Care AG & Co. KGaA	339,544	22,915,695
Hannover Rueckversicherung AG	62,800	4,925,822
Lanxess AG	53,400	3,786,710
Merck KGaA	29,500	4,450,790
Metro AG(a)	101,900	2,897,172
Muenchener Rueckversicherungs- Gesellschaft AG	38,700	7,237,771
Rheinmetall AG	143,900	6,656,196
RWE AG	162,500	6,056,360
SAP AG	287,668	23,046,775
Siemens AG	295,100	31,786,460
Volkswagen AG	78,000	14,672,743

		263,550,626

Hong Kong — 3.6%
AIA Group Ltd.	4,727,987	20,787,672
Cheung Kong Holdings Ltd.	462,000	6,844,188
CNOOC Ltd.	9,809,019	18,861,813
Dah Sing Financial Holdings Ltd.	482,400	2,532,518
First Pacific Co. Ltd.	5,038,000	6,829,321

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Hong Kong Exchanges & Clearing Ltd.	1,176,908	$20,110,787
Kingboard Chemical Holdings Ltd.	1,264,000	3,610,292
Shougang Fushan Resources Group Ltd.	6,434,000	2,878,176
Yue Yuen Industrial Holdings Ltd.(g)	2,331,500	7,617,715

		90,072,482

India — 0.2%
Coal India Ltd.	708,053	4,033,676

Ireland — 1.4%
Accenture PLC (Class A Stock)	239,243	18,175,291
Covidien PLC	151,630	10,286,579
Permanent TSB Group Holdings PLC*	206,800	9,808
Smurfit Kappa Group PLC	415,300	6,867,367

		35,339,045

Israel — 1.1%
Bank Hapoalim BM*	811,200	3,675,260
Check Point Software Technologies Ltd.*(a)	176,068	8,273,435
Elbit Systems Ltd., (NASDAQ GS)	400	16,856
Elbit Systems Ltd., (TASE)(g)	110,800	4,678,794
Teva Pharmaceutical Industries Ltd.	184,900	7,279,187
Teva Pharmaceutical Industries Ltd., ADR	100,044	3,969,746

		27,893,278

Italy — 1.7%
Banco Popolare Scarl*	87,100	109,807
Danieli & C Officine Meccaniche SpA(a)(g)	128,200	3,237,374
Enel SpA	2,098,400	6,848,339
Eni SpA	531,200	11,936,543
Finmeccanica SpA*(a)	840,600	4,040,725
Parmalat SpA	629,057	1,604,655
Saipem SpA	364,646	11,213,477
Telecom Italia SpA	4,892,900	3,455,863

		42,446,783

Japan — 16.4%
Aoyama Trading Co. Ltd.	144,900	3,702,711
Aozora Bank Ltd.	2,320,000	6,561,450
Asahi Kasei Corp.	644,000	4,352,293
Autobacs Seven Co. Ltd.	300,000	4,706,511
Bank of Yokohama Ltd. (The)	915,000	5,308,623
Bridgestone Corp.	356,151	11,983,781
Calsonic Kansei Corp.	631,000	2,797,364
Coca-Cola West Co. Ltd.	370,600	6,455,696
Daihatsu Motor Co. Ltd.	374,000	7,782,597
FANUC Corp.	63,895	9,837,951
Fukuoka Financial Group, Inc.	814,000	4,081,458
Fuyo General Lease Co. Ltd.	116,500	4,448,595
Heiwa Corp.	176,300	3,512,914
Hitachi Capital Corp.	179,000	3,929,661
Idemitsu Kosan Co. Ltd.	51,400	4,484,166
Japan Exchange Group, Inc.	33,690	3,124,127
JX Holdings, Inc.	425,200	2,397,481
KDDI Corp.	621,988	26,006,493
Keihin Corp.	112,300	1,555,364
Keiyo Bank Ltd. (The)(g)	756,000	4,341,366
Komatsu Ltd.	645,253	15,432,691
K’s Holdings Corp.	131,500	4,217,614
Kubota Corp.	365,483	5,303,477
KYORIN Holdings, Inc.	178,000	4,321,027
Kyowa Exeo Corp.	426,900	4,591,317

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Marubeni Corp.	1,142,000	$8,743,267
Mitsubishi Corp.	245,000	4,614,296
Mitsubishi UFJ Financial Group, Inc.	6,865,354	41,420,302
Mitsui & Co. Ltd.	763,700	10,766,704
Mizuho Financial Group, Inc.	4,462,300	9,575,222
Morinaga Milk Industry Co. Ltd.(g)	901,000	2,780,030
Namco Bandai Holdings, Inc.	310,600	5,494,341
Nichii Gakkan Co.	225,300	1,959,688
Nippon Electric Glass Co. Ltd.	334,000	1,667,715
Nippon Shokubai Co. Ltd.	382,000	3,370,420
Nippon Telegraph & Telephone Corp.	271,800	11,866,677
Nishi-Nippon City Bank Ltd. (The)	1,487,000	4,605,423
Nissan Motor Co. Ltd.	815,100	7,906,822
NOF Corp.(g)	689,000	3,408,764
NTT DoCoMo, Inc.	6,600	9,811,347
Otsuka Holdings Co. Ltd.	382,500	13,276,362
Rengo Co. Ltd.	399,000	2,042,517
Sankyo Co. Ltd.	49,300	2,308,280
Sankyu, Inc.	812,000	3,684,338
Seino Holdings Co. Ltd.	615,000	5,340,248
Shimachu Co. Ltd.(g)	229,100	5,517,171
Shizuoka Gas Co. Ltd.(g)	383,800	2,640,048
Softbank Corp.	123,411	5,685,764
Sumitomo Corp.	633,700	8,015,137
Sumitomo Mitsui Financial Group, Inc.	407,500	16,717,634
Toagosei Co. Ltd.(g)	1,249,000	5,473,473
Toho Holdings Co. Ltd.	123,300	2,838,637
Toppan Forms Co. Ltd.	291,200	2,829,658
Toyo Suisan Kaisha Ltd.	193,000	5,957,766
Toyota Motor Corp.	562,273	28,994,044
Tsuruha Holdings, Inc.	76,000	7,423,515
Yokohama Rubber Co. Ltd. (The)	746,000	8,641,475

		410,613,813

Luxembourg — 0.1%
Oriflame Cosmetics SA, SDR(a)	96,500	3,287,476

Mexico — 0.7%
Wal-Mart de Mexico SAB de CV (Class V Stock)	5,318,520	17,396,193

Netherlands — 3.4%
Aegon NV	723,500	4,350,534
ASML Holding NV	221,763	14,915,532
ING Groep NV, CVA*	600,500	4,262,124
Koninklijke Ahold NV	950,400	14,564,467
Koninklijke DSM NV	94,800	5,518,213
Koninklijke KPN NV(a)	431,300	1,450,714
Nutreco NV	72,300	6,634,822
Schlumberger Ltd.	317,570	23,782,817
Yandex NV (Class A Stock)*	372,044	8,601,657

		84,080,880

New Zealand — 0.1%
Air New Zealand Ltd.(g)	1,857,800	2,388,982

Norway — 1.4%
DNB ASA	440,200	6,455,186
Olsen Fred Energy ASA	116,565	4,989,299
Statoil ASA	499,400	12,072,984
STX OSV Holdings Ltd.	4,553,000	4,497,186
Yara International ASA	176,600	8,000,404

		36,015,059

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Portugal — 0.2%
EDP - Energias de Portugal SA	1,627,600	$5,011,402

Singapore — 0.6%
DBS Group Holdings Ltd.	543,000	7,027,951
Golden Agri-Resources Ltd.	11,218,900	5,249,986
Hong Leong Asia Ltd.(g)	1,721,000	2,372,933

		14,650,870

South Korea — 0.7%
Samsung Electronics Co. Ltd.	12,413	16,919,297

Spain — 1.3%
Amadeus IT Holding SA (Class A Stock)	130,158	3,516,228
Banco Bilbao Vizcaya Argentaria SA	504,100	4,370,133
Banco Espanol de Credito SA*(a)(g)	327,600	1,360,591
Banco Santander SA	772,400	5,190,126
Gas Natural SDG SA	482,650	8,544,066
Red Electrica Corp. SA	93,000	4,679,088
Repsol SA	277,300	5,634,011

		33,294,243

Sweden — 2.0%
Boliden AB	376,100	6,054,260
Hennes & Mauritz AB (Class B Stock)	519,648	18,580,074
NCC AB (Class B Stock)	231,800	5,798,068
Nordea Bank AB	760,800	8,616,068
Swedbank AB (Class A Stock)	395,900	9,003,595
Trelleborg AB (Class B Stock)	126,835	1,740,039

		49,792,104

Switzerland — 7.4%
Baloise Holding AG	68,100	6,377,425
Bucher Industries AG(g)	22,800	5,276,688
Credit Suisse Group AG*	441,200	11,577,259
Georg Fischer AG*	11,500	4,869,904
Helvetia Holding AG	11,600	4,673,970
Julius Baer Group Ltd.*	278,062	10,811,407
Logitech International SA*(a)	406,200	2,751,360
Lonza Group AG*	12,400	804,635
Nestle SA	155,616	11,253,596
Novartis AG	505,627	35,925,989
OC Oerlikon Corp. AG*	323,000	3,827,820
Roche Holding AG	142,625	33,203,545
Swatch Group AG (The)	9,537	5,545,585
Swiss Life Holding AG*	52,300	7,751,617
Swiss Re AG*	155,800	12,670,136
Syngenta AG	36,910	15,396,987
Zurich Insurance Group AG*	40,100	11,160,244

		183,878,167

United Kingdom — 20.1%
Alent PLC*	476,600	2,734,477
ARM Holdings PLC	706,328	9,884,492
AstraZeneca PLC	485,100	24,320,232
Aviva PLC	935,300	4,209,440
BAE Systems PLC	2,324,900	13,928,982
Barclays PLC	2,481,400	10,977,461
Beazley PLC(g)	1,403,454	4,450,501
Berendsen PLC(g)	243,100	2,899,632
BP PLC	3,841,800	26,846,426
British American Tobacco PLC	335,032	17,954,779
BT Group PLC	3,213,300	13,573,267
Burberry Group PLC	548,472	11,075,613

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Cable & Wireless Communications PLC(g)	7,625,800	$4,859,618
Carillion PLC	671,900	2,779,973
Carnival PLC	400,761	14,029,954
Dairy Crest Group PLC(g)	336,900	2,194,025
Darty PLC	1,314,300	858,719
Debenhams PLC	2,792,100	3,512,769
GlaxoSmithKline PLC	198,300	4,635,627
Go-Ahead Group PLC(g)	148,200	3,312,449
HSBC Holdings PLC	2,121,042	22,779,495
Intermediate Capital Group PLC(g)	1,531,000	9,842,525
J Sainsbury PLC	2,118,900	12,186,098
Kazakhmys PLC	205,700	1,226,455
Kingfisher PLC	4,280,217	18,717,373
Legal & General Group PLC	2,545,900	6,680,700
Marks & Spencer Group PLC	1,254,400	7,433,425
Marston’s PLC	1,332,800	2,865,562
Micro Focus International PLC	95,633	996,101
Mondi PLC	712,500	9,678,559
Old Mutual PLC	1,561,200	4,808,400
Pace PLC(g)	1,536,215	5,681,472
Pearson PLC	622,460	11,198,284
Premier Foods PLC*	85,414	104,151
Reckitt Benckiser Group PLC	389,973	27,956,371
Rolls-Royce Holdings PLC	1,094,190	18,787,089
Royal Bank of Scotland Group PLC*	1,628,630	6,817,613
Royal Dutch Shell PLC (Class B Stock)	974,800	32,363,484
RSA Insurance Group PLC	1,970,100	3,484,413
SABMiller PLC	298,196	15,695,242
Standard Chartered PLC	870,019	22,519,523
Tesco PLC	2,327,500	13,493,651
Tullett Prebon PLC	429,200	1,690,375
Tullow Oil PLC	548,761	10,264,306
Vesuvius PLC	476,600	2,553,434
Vodafone Group PLC	10,255,681	29,077,994
WM Morrison Supermarkets PLC	2,837,300	11,907,408
WPP PLC	709,792	11,313,446

		501,161,385

United States — 0.8%
Yum! Brands, Inc.(a)	291,290	20,955,403

TOTAL COMMON STOCKS
(cost $2,247,185,660)		2,379,466,810

PREFERRED STOCKS — 1.4%
Brazil — 0.7%
Itau Unibanco Holding SA, ADR (PRFC)	1,038,708	18,489,002

Germany — 0.7%
Volkswagen AG (PRFC)	83,842	16,658,347

TOTAL PREFERRED STOCKS
(cost $32,487,052)		35,147,349

TOTAL LONG-TERM INVESTMENTS
(cost $2,279,672,712)		2,414,614,159

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 5.0% AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $123,575,430; includes $59,232,302 of cash collateral received for securities on loan)(b)(w)	123,575,430	$123,575,430

TOTAL INVESTMENTS — 101.6%
(cost $2,403,248,142)		2,538,189,589
Liabilities in excess of other assets(x) — (1.6)%		(40,014,694)

NET ASSETS — 100.0%		$2,498,174,895

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
NASDAQ GS	National Association for Securities Dealers Global Markets, U.S.
PRFC	Preference Shares

SDR	Special Drawing Rights
TASE	Tel Aviv Stock Exchange
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $56,665,730; cash collateral of $59,232,302 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro,
Expiring 04/04/13	Brown Brothers Harriman & Co.	EUR	360	$461,321	$461,469	$148
Expiring 05/08/13	State Street Bank	EUR	15,007	19,811,322	19,241,673	(569,649)
Hong Kong Dollar,
Expiring 04/09/13	Brown Brothers Harriman & Co.	HKD	5,166	665,501	665,504	3
Swiss Franc,
Expiring 04/02/13	Deutsche Bank	CHF	12	12,886	12,876	(10)
Expiring 04/03/13	Deutsche Bank	CHF	6	6,346	6,374	28

				$20,957,376	$20,387,896	$(569,480)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 04/04/13	Brown Brothers Harriman & Co.	GBP	804	$1,219,660	$1,221,910	$(2,250)
Danish Krone,
Expiring 04/02/13	Bank of New York Mellon	DKK	2,191	378,568	376,642	1,926
Euro,
Expiring 04/30/13	State Street Bank	EUR	59,338	76,181,761	76,078,470	103,291
Expiring 05/08/13	State Street Bank	EUR	15,007	19,250,295	19,241,673	8,622
Japanese Yen,
Expiring 04/05/13	State Street Bank	JPY	2,329,228	25,128,008	24,744,773	383,235
Expiring 07/08/13	State Street Bank	JPY	3,316,833	37,856,731	35,261,543	2,595,188
Expiring 07/08/13	State Street Bank	JPY	1,255,140	13,083,236	13,343,508	(260,272)

				$173,098,259	$170,268,519	$2,829,740

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2013.

    Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Level 3 – significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$6,025,344	$—	$—
Australia	—	109,668,597	—
Austria	16,260,208	—	—
Belgium	9,897,707	—	—
Bermuda	—	1,623,731	—
Brazil	21,811,090	—	—
Canada	66,689,679	—	—
Cayman Islands	—	6,831,498	—
China	15,535,090	36,186,333	—
Denmark	29,287,570	—	—
Finland	3,621,447	—	—
France	213,247,352	—	—
Germany	263,550,626	—	—
Hong Kong	—	90,072,482	—
India	—	4,033,676	—
Ireland	35,339,045	—	—
Israel	27,893,278	—	—
Italy	42,446,783	—	—
Japan	—	410,613,813	—
Luxembourg	3,287,476	—	—
Mexico	17,396,193	—	—
Netherlands	84,080,880	—	—
New Zealand	—	2,388,982	—
Norway	31,517,873	4,497,186	—
Portugal	5,011,402	—	—
Singapore	—	14,650,870	—
South Korea	—	16,919,297	—
Spain	33,294,243	—	—
Sweden	49,792,104	—	—
Switzerland	183,878,167	—	—
United Kingdom	478,381,890	22,779,495	—
United States	20,955,403	—	—
Preferred Stocks:
Brazil	18,489,002	—	—
Germany	16,658,347	—	—
Affiliated Money Market Mutual Fund	123,575,430	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	2,260,260	—

Total	$1,817,923,629	$722,526,220	$—

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/12 was $1,856,150,007 which was a result of valuing investments using third-party vendor modeling tools. An amount of $1,248,814,060 was transferred from Level 2 into Level 1 at 03/31/2013 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:
Banks	13.5%
Oil & Gas	8.5
Pharmaceuticals	8.4
Insurance	6.0
Retail	5.6
Telecommunications	5.0
Affiliated Money Market Mutual Fund (2.4% represents investments purchased with collateral from securities on loan)	4.9
Chemicals	4.3
Food	3.9
Auto Manufacturers	3.8
Apparel	2.9
Auto Parts & Equipment	2.6
Aerospace/Defense	2.5
Computer Services & Software	2.3
Diversified Financial Services	2.2
Miscellaneous Manufacturing	1.7
Semiconductors	1.7
Mining	1.6
Transportation	1.6
Internet	1.5
Advertising	1.3
Distribution/Wholesale	1.3
Household Products/Wares	1.1
Diversified Machinery	1.1
Electric	1.1
Beverages	1.0

Agriculture	0.9%
Healthcare Services	0.9
Engineering & Construction	0.8
Real Estate	0.7
Forest & Paper Products	0.7
Machinery – Construction & Mining	0.6
Hotels, Restaurants & Leisure	0.6
Cosmetics/Personal Care	0.5
Machinery & Equipment	0.5
Media	0.5
Holding Companies – Diversified	0.4
Healthcare Products	0.4
Commercial Services	0.3
Financial – Bank & Trust	0.3
Coal	0.3
Entertainment	0.2
Home Furnishings	0.2
Toys	0.2
Telecommunication Services	0.2
Shipbuilding	0.2
Building Materials	0.2
Software	0.1
Trading Companies & Distributors	0.1
Metal Fabricate/Hardware	0.1
Airlines	0.1
Containers & Packaging	0.1
Electronics	0.1

101.6
Liabilities in excess of other assets	(1.6)

100.0%

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 102.4%
ASSET-BACKED SECURITIES — 3.8%
Non-Residential Mortgage-Backed Securities — 2.4%
AIMCO (Cayman Islands), Series 2005-AA, Class A1B, 144A	Aaa	0.552%(c)	10/20/19	2,190	$2,143,538
Apidos CDO (Cayman Islands), Series 2011-8A, Class A1, 144A	Aaa	1.803%(c)	10/17/21	2,500	2,504,945
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	Aaa	0.561%(c)	01/26/20	1,574	1,550,815
Bank of America Credit Card Trust, Series 2006-C5, Class C5	A3	0.603%(c)	01/15/16	5,000	5,003,495
Bank One Issuance Trust, Series 2004-C2, Class C2	Baa2	1.003%(c)	02/15/17	3,000	3,007,083
Battalion CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1, 144A	AAA(d)	1.404%(c)	11/15/19	1,523	1,522,171
BlackRock Senior Income Series Corp. (Cayman Islands), Series 2005-2A, Class A1, 144A	Aaa	0.538%(c)	05/25/17	739	734,586
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	Aaa	0.561%(c)	04/25/19	537	529,651
Chase Credit Card Master Trust, Series 2003-4, Class C	Ba1	1.453%(c)	01/15/16	3,000	3,010,530
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	Baa2	0.674%(c)	03/24/17	5,500	5,462,908
Fraser Sullivan CLO Ltd., Series 2006-1A, Class B, 144A	Aaa	0.750%(c)	03/15/20	500	485,174
Fraser Sullivan CLO Ltd., Series 2011-6A, Class A1, 144A	Aaa	1.939%(c)	11/22/22	500	501,568
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	Aaa	0.519%(c)	08/21/20	691	686,163
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%	04/21/14	2,709	2,710,474
Lafayette CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	AAA(d)	1.683%(c)	09/06/22	1,033	1,037,243
Landmark CDO Ltd. (Cayman Islands), Series 2006-8A, Class A1, 144A	Aaa	0.542%(c)	10/19/20	424	420,832
LCM III LP (Cayman Islands), Series 3A, Class A, 144A	Aaa	0.547%(c)	06/01/17	1,031	1,018,600
Lightpoint CLO Ltd. (Cayman Islands), Series 2005-3A, Class A1A, 144A	Aaa	0.540%(c)	09/15/17	873	860,952
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	Aaa	1.760%(c)	05/18/23	1,850	1,866,154
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	A3	1.103%(c)	11/15/16	1,500	1,505,792
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	Aaa	1.769%(c)	11/22/23	1,100	1,104,693
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	AA(d)	2.489%(c)	11/22/23	1,000	1,004,139
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	AA(d)	2.940%(c)	08/17/22	250	251,654
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	AA(d)	3.002%(c)	10/20/23	1,000	1,007,346
Stanfield Azure CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	Aaa	0.547%(c)	05/27/20	1,805	1,783,168
Stanfield Daytona CLO Ltd. (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.551%(c)	04/27/21	887	871,248
Trimaran CLO Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.549%(c)	11/01/18	1,589	1,573,698

					44,158,620

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities — 1.4%
ACE Securities Corp., Series 2004-IN1, Class A1 .	Aa2	0.524%(c)	05/25/34	1,649	$1,524,923
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1	A2	1.164%(c)	09/25/34	2,000	1,944,866
Argent Securities, Inc., Series 2003-W4, Class M1	A3	1.404%(c)	10/25/33	4,191	4,117,016
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	Aaa	0.564%(c)	09/25/34	1,942	1,913,579
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	Aa2	0.924%(c)	10/25/34	134	133,407
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A5	Aa3	0.594%(c)	11/25/34	659	640,363
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1	A3	1.104%(c)	12/25/34	2,424	2,392,004
GSAMP Trust, Series 2005-WMC1, Class A4	Aa1	0.584%(c)	09/25/35	257	256,647
HSBC Home Equity Loan Trust, Series 2005-3, Class M1	Aa1	0.623%(c)	01/20/35	1,278	1,259,007
MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class A2	Aa1	0.904%(c)	09/25/34	759	713,648
MASTR Asset Backed Securities Trust, Series 2005-NC1, Class M1	Baa3	0.924%(c)	12/25/34	2,360	2,338,503
Morgan Stanley ABS Capital I, Series 2002-HE3, Class A2	Aa1	1.284%(c)	03/25/33	196	191,454
Morgan Stanley ABS Capital I, Series 2004-HE4, Class M1	B3	1.104%(c)	05/25/34	6,764	6,228,121
Morgan Stanley ABS Capital I, Series 2004-NC5, Class M1	Caa1	1.104%(c)	05/25/34	1,958	1,770,801
Option One Mortgage Loan Trust, Series 2003-3, Class A1	Baa1	0.784%(c)	06/25/33	1,224	1,121,635

					26,545,974

TOTAL ASSET-BACKED SECURITIES
(cost $61,067,305)					70,704,594

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.7%
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A3	AAA(d)	5.395%	12/11/40	592	591,188
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(d)	5.330%	01/12/45	120	119,476
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%	12/15/47	5,462	5,807,712
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class ASB	Aaa	5.741%(c)	03/15/49	1,246	1,300,171
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A2	Aaa	5.800%(c)	12/10/49	167	166,955
Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A2	Aaa	5.448%(c)	01/15/49	800	805,053
FHLMC Multifamily Structured Pass Through Certificates, Series K004, Class A3	NR	4.241%	08/25/19	1,400	1,601,946
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	3,380	3,372,372
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	14,062	14,478,059
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AAA(d)	5.622%	04/10/38	24,192	26,747,038
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%	11/10/39	5,265	5,969,452

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES
(Continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	Aaa	4.654%	01/12/37	4,809	$4,903,477
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A3A1	Aaa	5.298%(c)	01/12/43	10,000	10,249,190
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	Aaa	5.388%	05/15/45	9,659	9,742,382
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.792%(c)	06/15/49	2,247	2,315,482
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%	09/15/39	12	11,635
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM.	AA(d)	5.686%(c)	05/12/39	5,300	5,936,297
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	08/12/43	10,500	11,915,578
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2	Aaa	5.500%	10/15/48	801	809,278
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class APB	Aaa	5.294%	12/15/43	7,745	7,924,771
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	5.926%(c)	02/15/51	10,170	11,658,705

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $118,972,131)					126,426,217

CORPORATE BONDS — 73.7%
Aerospace & Defense — 0.4%
Lockheed Martin Corp., Sr. Unsec’d. Notes	Baa1	2.125%	09/15/16	3,540	3,676,672
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	2.500%	01/15/23	3,440	3,398,895

					7,075,567

Airlines — 0.1%
Continental Airlines, Inc., Series A, Pass-Through Certificates(a)	Baa2	4.750%	01/12/21	240	263,433
Continental Airlines, Inc., Series A, Pass-Through Certificates	Baa2	5.983%	04/19/22	1,655	1,882,557
Delta Air Lines, Inc., Series 1A, Pass-Through Certificates	Baa2	6.200%	07/02/18	644	733,756

					2,879,746

Automotive — 1.6%
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	2.625%	09/15/16	10,000	10,426,960
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%	01/16/18	2,035	2,023,095
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.984%	06/15/16	2,775	2,939,988
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16	2,085	2,219,512
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a).	Baa3	8.125%	01/15/20	9,150	11,552,909
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	Baa1	5.750%	12/15/14	500	540,228

					29,702,692

Banking — 12.1%
American Express Co., Sr. Unsec’d. Notes	A3	2.650%	12/02/22	7,035	6,893,962
Bank of America Corp., Sr. Unsec’d. Notes(a)	Baa2	5.625%	07/01/20	24,000	28,007,232
Bank of America Corp., Series L, Sr. Unsec’d. Notes, MTN	Baa2	5.650%	05/01/18	1,000	1,156,807

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banking (cont’d.)
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(a)	A2	5.125%	01/08/20	8,000	$9,202,896
Capital One Financial Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	07/15/21	5,000	5,641,640
Citigroup, Inc., Sr. Unsec’d. Notes(h)	Baa2	8.500%	05/22/19	18,965	25,266,083
Credit Suisse (Switzerland), Sub. Notes(a)	Baa2	6.000%	02/15/18	6,000	6,954,954
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	1,665	2,072,622
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	5.750%	01/24/22	21,150	24,591,613
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa3	3.500%	06/28/15	2,220	2,348,602
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%	01/14/22	12,535	14,317,176
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	4.250%	10/15/20	17,500	19,201,315
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)(h)	A2	4.350%	08/15/21	10,000	11,031,750
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	A2	6.375%	01/21/21	4,500	5,536,800
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	A2	5.800%	01/13/20	1,000	1,177,290
Morgan Stanley, Sr. Unsec’d. Notes(a)	Baa1	5.750%	01/25/21	3,850	4,449,014
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN(a)	Baa1	5.500%	07/28/21	10,000	11,464,080
Morgan Stanley, Sub. Notes(a)	Baa2	4.875%	11/01/22	8,150	8,639,913
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22	2,500	2,548,200
PNC Funding Corp., Bank Gtd. Notes(a)(h)	A3	3.300%	03/08/22	10,000	10,310,780
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125%	01/11/21	7,000	8,447,341
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15	805	825,403
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	04/19/16	165	176,447
UBS AG (Switzerland), Sr. Unsec’d. Notes, MTN	A2	3.875%	01/15/15	1,163	1,227,763
US Bancorp, Sub. Notes, MTN	A2	2.950%	07/15/22	7,065	7,031,265
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)(h)	A2	3.500%	03/08/22	5,970	6,274,458
Wells Fargo & Co., Sub. Notes, MTN(a)	A3	3.450%	02/13/23	2,320	2,335,590

					227,130,996

Brokerage — 0.1%
Jefferies Group LLC, Sr. Unsec’d. Notes	Baa3	5.125%	01/20/23	2,280	2,414,009

Building Materials & Construction — 0.1%
CRH America, Inc., Gtd. Notes	Baa2	8.125%	07/15/18	1,000	1,242,804

Cable — 1.4%
DIRECTV Holdings LLC, Gtd. Notes	Baa2	3.550%	03/15/15	1,745	1,826,696
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.800%	03/15/22	10,185	10,410,812
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	4.000%	09/01/21	8,440	9,005,522
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.750%	02/14/19	2,525	3,339,343
Videotron Ltee (Canada), Gtd. Notes	Ba2	9.125%	04/15/18	1,250	1,313,281

					25,895,654

Capital Goods — 3.8%
ADT Corp. (The), Sr. Unsec’d. Notes, 144A(a)	Baa2	2.250%	07/15/17	2,310	2,318,898
ADT Corp. (The), Sr. Unsec’d. Notes, 144A	Baa2	4.125%	06/15/23	1,060	1,099,882
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13	5,000	5,120,000
Caterpillar, Inc., Sr. Unsec’d. Notes(a)	A2	2.600%	06/26/22	9,815	9,886,375
Deere & Co., Sr. Unsec’d. Notes	A2	2.600%	06/08/22	7,515	7,569,394

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Capital Goods (cont’d.)
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,777,259; purchased 06/24/10)(f)	Baa1	2.750%	07/01/13	(g)	1,780	$1,789,446
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21		3,750	4,176,038
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $673,535; purchased 01/14/13)(f)	Baa3	2.875%	07/17/18	(g)	675	688,293
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $1,038,991;purchased 05/08/12)(f)	Baa3	3.125%	05/11/15	(g)	1,040	1,076,074
United Technologies Corp., Sr. Unsec’d. Notes(a)	A2	3.100%	06/01/22		10,780	11,298,313
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16		2,095	2,196,031
Waste Management, Inc., Gtd. Notes(a)	Baa3	4.600%	03/01/21		7,452	8,420,916
Waste Management, Inc., Gtd. Notes	Baa3	7.375%	03/11/19		2,000	2,531,804
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21		12,260	13,845,905

						72,017,369

Chemicals — 1.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(a)	Baa2	3.150%	10/01/22		785	756,251
CF Industries, Inc., Gtd. Notes(a)	Baa3	7.125%	05/01/20		4,000	4,956,012
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	Baa2	4.250%	11/15/20		17,415	19,124,561
Ecolab, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.350%	12/08/21		7,470	8,242,002
Lubrizol Corp., Gtd. Notes	Aa2	8.875%	02/01/19		1,750	2,423,218

						35,502,044

Electric — 2.6%
Commonwealth Edison Co., First Mortgage Bonds	A3	3.400%	09/01/21		15,335	16,546,235
Consumers Energy Co., First Mortgage Bonds	A2	6.125%	03/15/19		1,000	1,236,308
Entergy Corp., Sr. Unsec’d. Notes(a)	Baa3	4.700%	01/15/17		900	982,763
Indiana Michigan Power Co., Sr. Unsec’d. Notes	Baa2	7.000%	03/15/19		2,000	2,519,262
Nevada Power Co., General Ref. Mortgage	Baa1	5.875%	01/15/15		2,297	2,503,142
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	Baa1	4.500%	06/01/21		13,750	15,275,824
PPL Electric Utilities Corp., First Mortgage Bonds	A3	3.000%	09/15/21		5,000	5,259,885
PSEG Power LLC, Gtd. Notes	Baa1	2.750%	09/15/16		1,560	1,622,430
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa3	4.750%	01/15/15		1,200	1,266,421
Virginia Electric and Power Co., Sr. Unsec’d. Notes(a)	A3	2.950%	01/15/22		2,505	2,625,836

						49,838,106

Energy - Integrated — 2.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16		5,595	5,959,984
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	A2	4.500%	10/01/20		12,410	14,179,579
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13		425	436,865
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	Baa2	3.000%	08/15/22		4,565	4,568,976
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	5.700%	10/15/19		3,000	3,622,521
Chevron Corp., Sr. Unsec’d. Notes	Aa1	2.355%	12/05/22		7,140	7,088,485
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa1	6.050%	05/15/18		650	783,206
Total Capital International SA (France), Gtd. Notes(a)	Aa1	2.700%	01/25/23		3,625	3,643,930
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15		2,470	2,596,662

						42,880,208

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Energy - Other — 4.8%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.950%	09/15/16		5,000	$5,755,535
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17		15,000	17,904,180
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	3.600%	04/30/22		1,400	1,469,265
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21		935	1,045,948
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	3.250%	05/15/22		7,050	7,061,343
Kerr-McGee Corp., Gtd. Notes	Baa3	6.950%	07/01/24		2,000	2,505,320
Nabors Industries, Inc., Gtd. Notes(a)	Baa2	4.625%	09/15/21		7,450	7,776,042
Nabors Industries, Inc., Gtd. Notes	Baa2	6.150%	02/15/18		2,500	2,842,488
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21		14,935	16,420,316
Phillips 66, Gtd. Notes	Baa1	4.300%	04/01/22		1,500	1,646,644
Schlumberger Norge AS (Norway), Gtd. Notes, 144A	A1	1.950%	09/14/16		6,185	6,382,747
Transocean, Inc. (Cayman Islands), Gtd. Notes(a)	Baa3	2.500%	10/15/17		2,100	2,126,576
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	4.500%	04/15/22		3,670	3,780,463
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20		9,850	10,624,082
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	7.000%	03/15/38		500	557,964
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	9.625%	03/01/19		1,300	1,697,866
Weatherford International, Inc., Sr. Unsec’d. Notes	Baa2	6.350%	06/15/17		500	573,372

						90,170,151

Foods — 4.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(h)	A3	5.375%	01/15/20		18,720	22,577,949
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19		2,750	3,613,805
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17		1,000	1,143,252
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.700%	02/15/17		750	875,431
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(a)	Baa2	3.500%	06/06/22		2,440	2,551,315
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20		12,436	14,839,468
McDonald’s Corp., Sr. Unsec’d. Notes, MTN(h)	A2	1.875%	05/29/19		4,700	4,787,923
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A2	5.350%	03/01/18		750	891,886
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20		11,314	13,461,137
PepsiCo., Inc., Sr. Unsec’d. Notes	Aa3	3.000%	08/25/21		9,450	9,923,445
SABMiller Holdings, Inc., Gtd. Notes, 144A(a)	Baa1	3.750%	01/15/22		7,290	7,802,844

						82,468,455

Gaming — 0.1%
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $2,100,000; purchased 08/10/11)(f)	B1	11.375%	07/15/16	(g)	2,000	2,145,000

Healthcare & Pharmaceutical — 7.7%
AbbVie, Inc., Gtd. Notes, 144A(a)	Baa1	2.000%	11/06/18		10,760	10,888,259
Amgen, Inc., Sr. Unsec’d. Notes(a)	Baa1	3.625%	05/15/22		6,935	7,404,534
Amgen, Inc., Sr. Unsec’d. Notes(a)	Baa1	3.875%	11/15/21		6,470	7,061,785
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21		1,330	1,471,540
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	3.200%	06/15/22		6,025	6,284,304
Express Scripts Holding Co., Gtd. Notes(a)	Baa3	3.900%	02/15/22		11,915	12,783,472
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	4.400%	12/01/21		12,980	14,610,638
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	2.850%	05/08/22		5,060	5,162,237
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15		3,285	3,519,056

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare & Pharmaceutical (cont’d.)
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	1,910	$2,115,325
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750%	08/23/22	870	893,130
Life Technologies Corp., Sr. Unsec’d. Notes	Baa3	4.400%	03/01/15	1,000	1,054,607
Pfizer, Inc., Sr. Unsec’d. Notes(h)	A1	6.200%	03/15/19	13,683	17,175,298
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	15,000	18,655,470
Sanofi (France), Sr. Unsec’d. Notes	A1	1.200%	09/30/14	16,120	16,294,096
Stryker Corp., Sr. Unsec’d. Notes	A3	2.000%	09/30/16	8,075	8,378,515
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.950%	12/18/22	3,415	3,423,804
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	Baa1	3.600%	08/15/21	1,890	1,955,033
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes(a)	Baa3	3.250%	10/01/22	3,340	3,385,721
Wyeth, Gtd. Notes	A1	5.450%	04/01/17	1,200	1,408,331

					143,925,155

Healthcare Insurance — 2.0%
Aetna, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.125%	06/01/21	9,000	9,899,541
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	2,652	3,275,308
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.300%	08/15/14	1,000	1,069,248
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	11,250	12,912,896
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	02/15/18	2,600	3,143,683
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.125%	05/15/22	1,815	1,827,309
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.300%	01/15/23	4,650	4,712,031

					36,840,016

Insurance — 4.6%
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	7.450%	05/16/19	1,105	1,452,821
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.875%	06/01/22	5,170	5,848,764
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	6.400%	12/15/20	875	1,083,640
American International Group, Inc., Sr. Unsec’d. Notes(h)	Baa1	8.250%	08/15/18	14,500	18,784,938
AON Corp., Gtd. Notes	Baa2	3.500%	09/30/15	1,100	1,163,427
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,750	3,994,680
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	4.950%	05/01/22	5,835	6,398,072
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	1,335	1,429,519
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.850%	06/24/21	11,130	12,552,136
Lincoln National Corp., Sr. Unsec’d. Notes(h)	Baa2	8.750%	07/01/19	2,305	3,124,202
Markel Corp., Sr. Unsec’d. Notes	Baa2	3.625%	03/30/23	355	356,347
Markel Corp., Sr. Unsec’d. Notes	Baa2	4.900%	07/01/22	2,510	2,787,250
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	4.750%	02/08/21	11,850	13,558,059
Pacific LifeCorp., Sr. Unsec’d. Notes, 144A	Baa1	6.000%	02/10/20	1,500	1,730,702
Principal Financial Group, Inc., Gtd. Notes	A3	3.125%	05/15/23	6,250	6,258,488
Principal Financial Group, Inc., Gtd. Notes	A3	3.300%	09/15/22	2,650	2,693,317
Swiss Re Treasury (US) Corp., Gtd. Notes, 144A(a)	A1	2.875%	12/06/22	1,185	1,181,596
WR Berkley Corp., Sr. Unsec’d. Notes(a)	Baa2	4.625%	03/15/22	690	748,696
WR Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.375%	09/15/20	515	581,110

					85,727,764

Lodging — 0.2%
Host Hotels & Resorts LP, Gtd. Notes	Baa3	6.750%	06/01/16	1,588	1,617,775
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22	1,320	1,325,345
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22	1,000	1,047,323

					3,990,443

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media & Entertainment — 4.3%
CBS Corp., Gtd. Notes	Baa2	8.875%	05/15/19	1,650	$2,203,773
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	12,511	13,792,026
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.375%	04/01/21	17,525	19,718,271
News America, Inc., Gtd. Notes	Baa1	3.000%	09/15/22	7,425	7,341,090
News America, Inc., Gtd. Notes(a)	Baa1	6.150%	03/01/37	390	457,591
News America, Inc., Gtd. Notes	Baa1	6.150%	02/15/41	35	41,911
News America, Inc., Gtd. Notes	Baa1	6.900%	03/01/19	2,000	2,517,680
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	2,605	2,806,888
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	8.600%	08/15/16	3,000	3,450,000
Time Warner, Inc., Gtd. Notes(a)	Baa2	3.400%	06/15/22	5,000	5,155,940
Time Warner, Inc., Gtd. Notes	Baa2	4.000%	01/15/22	7,825	8,419,348
Time Warner, Inc., Gtd. Notes(a)	Baa2	4.750%	03/29/21	265	299,957
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	1,500	1,716,806
Viacom, Inc., Sr. Unsec’d. Notes(a)	Baa1	3.125%	06/15/22	6,000	6,007,458
Viacom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.500%	03/01/21	1,230	1,360,050
Walt Disney Co. (The), Sr. Unsec’d. Notes(h)	A2	2.750%	08/16/21	5,011	5,158,945

					80,447,734

Metals & Mining — 0.9%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	2.150%	09/27/13	150	150,825
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 144A	Baa3	2.375%	03/15/18	525	527,193
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes(a)	A3	2.250%	09/20/16	6,300	6,535,620
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.750%	09/20/21	6,445	6,789,588
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	1,015	1,091,582
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.800%	11/15/16	1,600	1,821,638

					16,916,446

Non-Captive Finance — 2.8%
Discover Financial Services, Sr. Unsec’d. Notes	Ba1	5.200%	04/27/22	7,968	8,940,662
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(h)	A1	3.150%	09/07/22	27,285	27,110,567
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN(h)	A1	6.000%	08/07/19	5,000	6,070,325
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	Ba3	5.750%	05/15/16	275	297,000
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	6.000%	01/25/17	10,270	11,168,625

					53,587,179

Packaging — 0.1%
Rock Tenn Co., Gtd. Notes	Ba1	4.000%	03/01/23	1,475	1,491,648

Paper — 1.0%
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	4.750%	02/15/22	10,670	12,010,408
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	7.500%	08/15/21	2,050	2,683,829
MeadWestvaco Corp., Sr. Unsec’d. Notes(a)	Baa3	7.375%	09/01/19	3,000	3,651,717

					18,345,954

Pipelines & Other — 2.5%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	2,735	3,690,070
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes(a)	Ba1	5.000%	10/01/21	4,200	4,708,964
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	3.450%	02/15/23	4,665	4,714,953

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines & Other (cont’d.)
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22		7,850	$8,340,649
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21		1,885	2,082,991
ONEOK Partners LP, Gtd. Notes(a)	Baa2	3.375%	10/01/22		5,515	5,477,774
Plains All American Pipeline LP, Sr. Unsec’d. Notes	Baa2	8.750%	05/01/19		1,020	1,381,822
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.000%	11/15/21		4,825	5,054,593
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20		11,500	12,408,120

						47,859,936

Railroads — 2.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(a)	A3	3.050%	09/01/22		9,075	9,272,753
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	3.450%	09/15/21		7,000	7,432,159
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes(a)	Baa3	4.500%	01/15/22		6,950	7,710,344
CSX Corp., Sr. Unsec’d. Notes	Baa2	7.900%	05/01/17		1,923	2,386,026
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19		11,000	13,464,286
Union Pacific Corp., Sr. Unsec’d. Notes	Baa1	2.950%	01/15/23		6,725	6,888,808

						47,154,376

Real Estate Investment Trusts — 0.5%
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250%	05/15/13		2,550	2,565,730
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14		500	527,797
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20		120	147,263
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17		2,325	2,450,199
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	3.375%	03/15/22		515	538,583
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	6.125%	05/30/18		2,250	2,748,989

						8,978,561

Retailers — 2.4%
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	Baa2	4.125%	05/15/21		15,000	16,699,800
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17		536	633,852
Kohl’s Corp., Sr. Unsec’d. Notes(a)	Baa1	4.000%	11/01/21		4,425	4,567,843
Kohl’s Corp., Sr. Unsec’d. Notes(a)	Baa1	6.250%	12/15/17		2,375	2,755,511
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	2.875%	02/15/23		4,000	3,871,196
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22		1,330	1,402,771
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.000%	10/15/21		2,250	2,487,134
Target Corp., Sr. Unsec’d. Notes(a)	A2	3.875%	07/15/20		10,000	11,222,190
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21		2,000	2,292,612

						45,932,909

Technology — 0.5%
Fiserv, Inc., Gtd. Notes.	Baa2	3.125%	10/01/15		1,585	1,663,519
International Business Machines Corp., Sr. Unsec’d. Notes(h)	Aa3	7.625%	10/15/18		3,300	4,353,964
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15		1,040	1,095,476
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17		1,925	2,221,408

						9,334,367

Telecommunications — 3.9%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16		17,605	18,109,771
AT&T, Inc., Sr. Unsec’d. Notes	A3	3.875%	08/15/21		14,650	15,840,928
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.600%	05/15/18		1,330	1,579,182
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(h)	A2	8.500%	11/15/18		2,290	3,047,532
Embarq Corp., Sr. Unsec’d. Notes (original cost $6,932,400; purchased 02/03/09-08/04/09)(f)	Baa3	7.082%	06/01/16	(g)	7,140	8,174,029

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
France Telecom SA (France), Sr. Unsec’d. Notes(a)	A3	2.750%		09/14/16	5,050	$5,277,937
Qwest Corp., Sr. Unsec’d. Notes(a)	Baa3	3.530	%(c)	06/15/13	2,000	2,006,992
Telecom Italia Capital SA (Luxembourg), Gtd. Notes(a)	Baa3	6.999%		06/04/18	1,000	1,128,526
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	3.500%		11/01/21	15,000	15,587,475
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes.	A3	5.625%		02/27/17	1,500	1,738,149

						72,490,521

Tobacco — 2.1%
Altria Group, Inc., Gtd. Notes(a)	Baa1	4.750%		05/05/21	15,000	16,977,285
Altria Group, Inc., Gtd. Notes	Baa1	9.700%		11/10/18	4,110	5,719,760
Lorillard Tobacco Co., Gtd. Notes(a)	Baa2	8.125%		06/23/19	865	1,100,481
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	2.500%		08/22/22	7,025	6,932,656
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	A2	4.125%		05/17/21	4,500	5,024,236
Reynolds American, Inc., Gtd. Notes	Baa2	7.625%		06/01/16	2,500	2,977,452

						38,731,870

TOTAL CORPORATE BONDS
(cost $1,293,305,483)						1,383,117,680

MUNICIPAL BONDS — 3.1%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	Aa3	6.263%		04/01/49	5,430	7,395,334
Central Puget Sound Regional Transit Authority, BABs	Aa2	5.491%		11/01/39	2,330	2,886,637
Los Angeles Department of Water & Power, Revenue Bonds, BABs	Aa3	6.574%		07/01/45	3,065	4,322,999
Massachusetts State Water Pollution Abatement, BABs	Aaa	5.192%		08/01/40	1,400	1,677,004
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes.	Aa3	4.125%		07/01/52	125	120,241
Metropolitan Gov’t. of Nashville & Davidson Cnty. Convention Center, BABs	Aa2	6.731%		07/01/43	1,000	1,255,090
New York City Municipal Water Finance Authority, BABs	Aa2	6.011%		06/15/42	2,010	2,711,209
New York City Transitional Finance Authority, Future Tax Secured Bonds, BABs	Aa1	5.767%		08/01/36	5,000	6,232,800
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%		06/01/40	1,300	1,495,806
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%		12/01/34	2,000	2,300,540
Oregon State Department of Transportation, BABs	Aa2	5.834%		11/15/34	500	641,250
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	Aa3	5.511%		12/01/45	5,800	6,865,460
Regional Transportation District Co. Sales Tax, Revenue Bonds, Series B, BABs	Aa2	5.844%		11/01/50	2,895	3,879,242
Rutgers NJ State University, Revenue Bonds, BABs	Aa2	5.665%		05/01/40	750	927,990
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	Aa1	4.839%		01/01/41	6,500	7,492,680
San Antonio Electric & Gas, Revenue Bonds	Aa1	4.427%		02/01/42	1,750	1,903,650
San Francisco City & County Public Utilities Commission, BABs	Aa3	6.000%		11/01/40	2,000	2,490,620

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
State of California, BABs	A1	7.625%	03/01/40	800	$1,152,120
State of California, Taxable Var. Purp. 3. GO	A1	5.950%	04/01/16	2,500	2,857,825

TOTAL MUNICIPAL BONDS
(cost $55,936,685)					58,608,497

NON-CORPORATE FOREIGN AGENCIES — 4.7%
Commonwealth Bank of Australia (Australia), Gov’t. Liquid Gtd. Notes, 144A(a)	Aaa	2.700%	11/25/14	3,775	3,917,129
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes.	Aa3	4.000%	01/29/21	10,000	10,765,300
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A(a)	Baa1	9.250%	04/23/19	10,000	12,900,000
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes(a)	Baa2	3.125%	01/15/16	1,550	1,515,192
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.875%	05/04/17	5,200	5,630,648
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	8.000%	01/23/14	3,000	3,166,338
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes(a)	Aaa	2.375%	08/25/21	9,340	9,658,494
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%	01/27/21	12,235	13,201,479
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	01/21/21	10,000	11,475,000
Statoil ASA (Norway), Gtd. Notes	Aa2	2.450%	01/17/23	8,355	8,219,156
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes(a)	Aa3	3.000%	01/18/23	2,090	2,090,119
Total Capital Canada Ltd. (Canada), Gtd. Notes	Aa1	2.750%	07/15/23	5,585	5,600,320

TOTAL NON-CORPORATE FOREIGN AGENCIES
(cost $84,276,022)					88,139,175

SOVEREIGNS — 4.4%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	Aa3	4.250%	09/03/13	2,210	2,245,139
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%	01/07/41	10,675	12,489,750
Brazilian Government International Bond (Brazil), Series A, Sr. Unsec’d. Notes	Baa2	8.000%	01/15/18	556	650,556
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	BB-(d)	4.875%	05/05/21	10,000	10,950,000
Italy Government International Bond (Italy), Sr. Unsec’d. Notes.	NR	3.125%	01/26/15	500	506,650
Italy Government International Bond (Italy), Sr. Unsec’d. Notes.	NR	4.375%	06/15/13	1,500	1,509,150
Italy Government International Bond (Italy), Sr. Unsec’d. Notes.	NR	5.250%	09/20/16	2,000	2,139,800
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	Baa1	6.050%	01/11/40	11,150	13,798,125
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	5.125%	04/21/21	5,000	5,775,000
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	6.375%	07/15/19	1,200	1,474,260
Republic of Indonesia (Indonesia), Unsec’d. Notes, 144A.	Baa3	3.750%	04/25/22	3,500	3,552,500
Republic of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	7.125%	04/16/19	11,500	14,869,488
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	7.500%	03/31/30	7,450	9,228,688

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
SOVEREIGNS (Continued)
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN	BBB-(d)	3.630%		06/17/13	4,400	$4,405,280

TOTAL SOVEREIGNS
(cost $78,923,285)						83,594,386

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal Home Loan Mortgage Corp.(a)		0.750%		01/12/18	2,165	2,151,776
Federal Home Loan Mortgage Corp.		1.000%		09/29/17	1,905	1,918,301
Federal Home Loan Mortgage Corp.		4.500%		07/01/41	21,490	23,426,629
Government National Mortgage Association		3.500%		09/20/42	4,827	5,167,479
Government National Mortgage Association		4.000%		10/15/39-09/15/41	1,623	1,784,104
Residual Funding Corp. Strips Principal		1.440	%(s)	10/15/19	910	828,401
Residual Funding Corp. Strips Principal		1.610	%(s)	07/15/20	798	709,857
Residual Funding Corp. Strips Principal		1.760	%(s)	01/15/21	1,500	1,308,363

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $36,155,412)						37,294,910

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bonds		3.125%		02/15/43	4,630	4,638,681
U.S. Treasury Notes(a)		0.750%		02/28/18	13,655	13,651,805
U.S. Treasury Notes		0.750%		03/31/18	5,370	5,363,288
U.S. Treasury Notes(a)		2.000%		02/15/23	46,605	47,194,833
U.S. Treasury Strips Coupon(k)		1.840	%(n)	05/15/22	2,760	2,334,554

TOTAL U.S. TREASURY OBLIGATIONS
(cost $72,955,068)						73,183,161

TOTAL LONG-TERM INVESTMENTS
(cost $1,801,591,391)						1,921,068,620

Shares
SHORT-TERM INVESTMENTS — 17.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 17.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $318,084,148; includes $308,522,675 of cash collateral received for securities on loan)(b)(w)	318,084,148	318,084,148

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j)
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.21% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank	9,701	203,848
Receive a fixed rate of 2.22% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank	21,779	469,598

TOTAL OPTIONS PURCHASED
(cost $642,192)			673,446

TOTAL SHORT-TERM INVESTMENTS
(cost $318,726,340)			318,757,594

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 119.3%
(cost $2,120,317,731)			2,239,826,214

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN*(j)
Call Options
Interest Rate Swap Options,
Pay a fixed rate of 1.71% and receive a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank	9,701	$(33,782)
Pay a fixed rate of 1.72% and receive a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank	21,779	(79,510)

TOTAL OPTIONS WRITTEN
(premiums received $111,150)			(113,292)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 119.3%
(cost $2,120,206,581)			2,239,712,922
Liabilities in excess of other assets(x) — (19.3)%.			(362,892,111)

NET ASSETS — 100.0%			$1,876,820,811

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corporation
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
EUR	Euro
*	Non-income producing.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is
$301,370,979; cash collateral of $308,522,675 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $12,522,185. The aggregate value of $13,872,842 is approximately 0.7% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at March 31, 2013.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -
Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
1,813	5 Year U.S. Treasury Notes	Jun. 2013	$224,126,632	$224,911,148	$784,516
1,694	10 Year U.S. Treasury Notes	Jun. 2013	221,359,849	223,581,531	2,221,682

					3,006,198

Short Positions:
498	2 Year U.S. Treasury Notes	Jun. 2013	109,741,406	109,785,656	(44,250)
121	U.S. Long Bond	Jun. 2013	17,483,794	17,480,719	3,075
479	U.S. Ultra Bond	Jun. 2013	74,360,276	75,487,406	(1,127,130)

					(1,168,305)

					$1,837,893

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
88,500	05/01/16	2.848%	3 month LIBOR	(2)	$(7,265,478)	$—	$(7,265,478)	Barclays Bank PLC
68,000	08/11/16	1.456%	3 month LIBOR	(1)	2,072,862	—	2,072,862	Deutsche Bank
172,555	08/31/16	0.934%	3 month LIBOR	(1)	2,059,915	—	2,059,915	Credit Suisse International
53,670	08/31/16	0.978%	3 month LIBOR	(2)	(723,544)	—	(723,544)	JPMorgan Chase Bank
53,670	08/31/16	0.975%	3 month LIBOR	(2)	(717,002)	—	(717,002)	JPMorgan Chase Bank
19,440	09/14/16	1.206%	3 month LIBOR	(2)	(409,482)	—	(409,482)	Deutsche Bank
370,000	09/27/16	1.070%	3 month LIBOR	(1)	5,927,465	—	5,927,465	Morgan Stanley Capital Services
290,000	11/18/16	1.315%	3 month LIBOR	(1)	8,383,754	—	8,383,754	Barclays Bank PLC
130,000	11/25/16	1.340%	3 month LIBOR	(1)	3,861,507	—	3,861,507	Citibank N.A.
442,590	11/30/16	0.945%	3 month LIBOR	(2)	(6,142,873)	—	(6,142,873)	Citibank N.A.
254,325	11/30/16	0.913%	3 month LIBOR	(2)	(3,206,811)	—	(3,206,811)	JPMorgan Chase Bank
111,580	02/28/17	0.680%	3 month LIBOR	(1)	(20,019)	—	(20,019)	Citibank N.A.
51,275	08/31/17	0.872%	3 month LIBOR	(2)	(74,408)	—	(74,408)	Deutsche Bank
170,000	11/23/17	0.814%	3 month LIBOR	(2)	(64,722)	—	(64,722)	Morgan Stanley Capital Services
15,990	03/15/18	0.885%	3 month LIBOR	(2)	35,081	—	35,081	Bank of Nova Scotia
15,990	03/18/18	1.049%	3 month LIBOR	(1)	90,704	—	90,704	Bank of Nova Scotia
25,000	08/08/18	1.980%	3 month LIBOR	(1)	1,296,861	—	1,296,861	Bank of America N.A.
405,000	10/17/18	1.887%	3 month LIBOR	(2)	(20,841,432)	—	(20,841,432)	Morgan Stanley Capital Services
500,000	05/21/19	1.485%	3 month LIBOR	(1)	10,016,850	—	10,016,850	JPMorgan Chase Bank
25	10/02/19	1.291%	3 month LIBOR	(1)	(31)	—	(31)	Barclays Bank PLC
30,695	11/15/19	1.443%	3 month LIBOR	(1)	184,673	—	184,673	Morgan Stanley Capital Services
16,817	11/15/19	4.546%	3 month LIBOR	(2)	(7,975,860)	—	(7,975,860)	Deutsche Bank
30,695	02/15/20	1.505%	3 month LIBOR	(2)	(96,183)	—	(96,183)	Morgan Stanley Capital Services
27,616	05/15/20	4.246%	3 month LIBOR	(2)	(12,018,049)	—	(12,018,049)	Deutsche Bank
26,502	05/15/21	4.419%	3 month LIBOR	(2)	(12,727,955)	—	(12,727,955)	Deutsche Bank
26,415	05/15/21	4.446%	3 month LIBOR	(2)	(12,817,023)	—	(12,817,023)	Deutsche Bank
540,000	10/05/21	1.971%	3 month LIBOR	(1)	14,593,226	—	14,593,226	JPMorgan Chase Bank
500,000	10/17/21	2.331%	3 month LIBOR	(2)	(28,420,001)	—	(28,420,001)	Citibank N.A.
225,000	10/17/21	2.331%	3 month LIBOR	(2)	(12,789,058)	—	(12,789,058)	Morgan Stanley Capital Services
39,620	01/13/22	1.676%	3 month LIBOR	(1)	(286,355)	—	(286,355)	Citibank N.A.
39,620	01/13/22	1.660%	3 month LIBOR	(2)	339,995	—	339,995	Citibank N.A.
200,000	07/03/22	1.790%	3 month LIBOR	(1)	(826,851)	—	(826,851)	JPMorgan Chase Bank
39,040	08/15/39	3.011%	3 month LIBOR	(2)	(304,366)	—	(304,366)	Barclays Bank PLC
39,040	08/15/39	2.949%	3 month LIBOR	(1)	(151,454)	—	(151,454)	Barclays Bank PLC

					$(79,016,064)	$—	$(79,016,064)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on corporate issues - Buy Protection(1):
Centex Corp.	06/20/14	1.000%	3,000	$(32,117)	$(19,129)	$(12,988)	Credit Suisse International
RR Donnelley & Sons Co.	09/20/16	1.000%	3,000	240,725	377,449	(136,724)	JPMorgan Chase Bank
Westvaco Corp.	09/20/19	1.000%	3,000	144,343	59,551	84,792	JPMorgan Chase Bank

				$352,951	$417,871	$(64,920)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Implied Credit Spread at March 31, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swaps on corporate issues - Sell Protection(2):
Berkshire Hathaway Finance Corp.	03/20/15	1.000%	5,000	0.338%	$67,443	$(94,368)	$161,811	Deutsche Bank

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(6)	Counterparty
Over-the-counter credit default swaps on credit indices - Buy Protection(1):
Itraxx.Euro.18	12/20/17	1.000%	EUR 100,000	$915,509	$1,139,851	$(224,342)	JPMorgan Chase Bank
Itraxx.Euro.18	12/20/17	1.000%	EUR 100,000	894,144	2,042,679	(1,148,535)	JPMorgan Chase Bank

				$1,809,653	$3,182,530	$(1,372,877)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation(6)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(2):
CDX.NA.IG.19	12/20/17	1.000%	200,000	$(1,740,479)	$(1,960,775)	$220,296	Morgan Stanley Capital Services

The Portfolio entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Credit default swap agreements outstanding at March 31, 2013 (continued):
performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2013.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$44,158,620	$—
Residential Mortgage-Backed Securities	—	26,545,974	—
Commercial Mortgage-Backed Securities	—	126,426,217	—
Corporate Bonds	—	1,380,237,934	2,879,746
Municipal Bonds	—	58,608,497	—
Non-Corporate Foreign Agencies	—	88,139,175	—
Sovereigns	—	83,594,386	—
U.S. Government Agency Obligations	—	37,294,910	—
U.S. Treasury Obligations	—	73,183,161	—
Options Purchased	—	673,446	—
Options Written	—	(113,292)	—
Affiliated Money Market Mutual Fund	318,084,148	—	—
Other Financial Instruments*
Futures Contracts	1,837,893	—	—
Interest Rate Swaps	—	(79,016,064)	—
Credit Default Swaps	—	(1,055,690)	—

Total	$319,922,041	$1,838,677,274	$2,879,746

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.4%
COMMON STOCKS — 54.6%
Australia — 0.4%
Australia & New Zealand Banking Group Ltd.	11,743	$350,226
BHP Billiton Ltd.	114,026	3,897,980
Dexus Property Group	1,002,151	1,089,011
Flight Centre Ltd.	8,711	305,831
Goodman Group, REIT	217,235	1,085,859
Mirvac Group	484,085	819,095
Rio Tinto Ltd.	16,500	989,702
Stockland	160,603	612,918
Westfield Group	106,935	1,211,577
Westfield Retail Trust	72,786	229,151

		10,591,350

Belgium — 0.2%
Anheuser-Busch InBev NV	29,937	2,964,458
Delhaize Group SA	7,819	426,521
Solvay SA	17,515	2,372,019
Warehouses De Pauw SCA, REIT*	2,741	173,921

		5,936,919

Bermuda — 0.4%
AXIS Capital Holdings Ltd.	15,552	647,274
Digital China Holdings Ltd.	333,000	451,668
Endurance Specialty Holdings Ltd.	18,950	905,999
Everest Re Group Ltd.	535	69,475
Freescale Semiconductor Ltd.*	17,696	263,493
Genpact Ltd.	39,125	711,684
Hongkong Land Holdings Ltd.	83,000	615,030
Invesco Ltd.	114,682	3,321,191
Lazard Ltd. (Class A Stock)	44,671	1,524,621
Marvell Technology Group Ltd.*	31,884	337,333
OneBeacon Insurance Group Ltd. (Class A Stock)	13,230	178,870
PartnerRe Ltd.	3,696	344,135
Signet Jewelers Ltd.*	5,651	378,617
Skyworth Digital Holdings Ltd.	1,670,000	1,125,235
Validus Holdings Ltd.	16,900	631,553

		11,506,178

Brazil — 0.5%
Arteris SA	84,500	944,209
Banco do Brasil SA	159,880	2,166,282
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	30,820	1,642,090
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	50,630	2,416,570
Cia Energetica de Minas Gerais, ADR(a)	17,672	209,413
Cielo SA	10,100	297,240
Even Construtora e Incorporadora SA	128,605	615,420
EZ Tec Empreendimentos e Participacoes SA	37,110	496,208
M Dias Branco SA	23,660	942,536
MRV Engenharia e Participacoes SA	108,132	450,561
Petroleo Brasileiro SA, ADR(a)	93,920	1,704,648
Porto Seguro SA	70,130	979,720

		12,864,897

British Virgin Islands — 0.2%
Michael Kors Holdings Ltd.*	77,613	4,407,642

	Shares	Value
COMMON STOCKS (Continued)
Canada — 0.6%
Alimentation Couche Tard, Inc. (Class B Stock)	5,803	$314,528
Allied Properties Real Estate Investment Trust	17,200	559,252
Brookfield Asset Management, Inc. (Class A Stock)	14,780	539,322
Brookfield Office Properties, Inc.	16,050	275,579
Brookfield Residential Properties, Inc.*	35,800	871,372
Canadian National Railway Co.	3,840	385,947
Canadian Pacific Railway Ltd.	22,326	2,912,873
Canadian Real Estate Investment Trust	20,300	898,448
Catamaran Corp.*	12,110	642,193
First Capital Realty, Inc.	36,260	676,406
First Quantum Minerals Ltd.	74,631	1,419,374
Intact Financial Corp.	4,314	264,356
Interoil Corp.*(a)	6,080	462,749
RioCan Real Estate Investment Trust	10,899	298,265
Suncor Energy, Inc.	14,795	443,333
TELUS Corp.	4,773	329,649
Toronto-Dominion Bank (The)	4,551	378,918
Valeant Pharmaceuticals International, Inc.*	40,338	3,026,157

		14,698,721

Cayman Islands — 0.2%
Belle International Holdings Ltd.	934,000	1,560,582
China Shanshui Cement Group Ltd.	741,000	427,597
Dongyue Group	1,425,000	829,373
Longfor Properties Co. Ltd.	71,500	118,644
NetEase, Inc., ADR	29,700	1,626,669
Sands China Ltd.	312,000	1,623,474

		6,186,339

China — 1.7%
Anhui Conch Cement Co. Ltd. (Class H Stock)	76,000	253,391
China CITIC Bank Corp. Ltd. (Class H Stock)	3,692,000	2,226,054
China Construction Bank Corp. (Class H Stock)	9,475,000	7,766,839
China Minsheng Banking Corp. Ltd. (Class H Stock)	2,067,000	2,644,167
China Mobile Ltd.	402,000	4,263,770
China Resources Land Ltd.	140,000	392,548
China Shenhua Energy Co. Ltd. (Class H Stock)	65,000	237,162
CNOOC Ltd.	2,457,000	4,724,578
Dongfeng Motor Group Co. Ltd. (Class H Stock)	1,490,000	2,100,340
Great Wall Motor Co. Ltd. (Class H Stock)	431,000	1,466,850
Guangdong Investment Ltd.	1,468,000	1,290,895
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	586,000	986,220
Industrial & Commercial Bank of China Ltd. (Class H Stock)	9,461,000	6,653,896
PetroChina Co. Ltd. (Class H Stock)	2,534,000	3,336,940
Ping An Insurance Group Co. (Class H Stock)	456,500	3,550,952
Shanghai Pharmaceuticals Holding Co. Ltd.	274,100	603,217
WuXi PharmaTech Cayman, Inc., ADR*	33,170	569,861
Zijin Mining Group Co. Ltd. (Class H Stock)	2,060,000	682,833

		43,750,513

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Cyprus
Globaltrans Investment PLC	40,210	$638,635

Denmark — 0.1%
Carlsberg A/S (Class B Stock)	10,739	1,045,023
Novo Nordisk A/S	3,220	520,030

		1,565,053

Finland — 0.1%
Metso OYJ	8,397	357,248
Stora Enso Oyj (Class R Stock)(a)	90,784	585,932
Technopolis PLC	22,534	108,031
UPM-Kymmene Oyj	54,164	604,391

		1,655,602

France — 1.3%
Accor SA	33,500	1,163,731
AXA SA	131,755	2,264,824
BNP Paribas SA	37,169	1,907,715
Cie Generale d’Optique Essilor International SA	3,637	404,437
GDF Suez	45,028	866,944
ICADE	4,039	353,203
Imerys SA	14,000	911,475
Klepierre	3,033	119,144
Lafarge SA	30,809	2,046,904
LVMH Moet Hennessy Louis Vuitton SA	10,500	1,802,223
Pernod-Ricard SA	16,250	2,024,897
PPR	10,741	2,359,903
Sanofi	49,666	5,046,690
Schneider Electric SA	49,365	3,606,887
Sodexo	24,813	2,312,343
Technip SA	13,650	1,399,435
Total SA	68,709	3,290,038
Unibail-Rodamco SE	8,905	2,074,089

		33,954,882

Germany — 0.8%
Allianz SE	31,431	4,268,721
Alstria Office REIT AG, REIT	30,162	339,850
BASF SE	25,174	2,204,645
Bayer AG	49,299	5,085,231
Bayerische Motoren Werke AG	4,353	375,584
Bilfinger Berger SE	3,416	354,815
Continental AG	2,514	300,570
Deutsche Bank AG	8,165	318,334
Freenet AG	13,304	323,255
Fresenius Medical Care AG & Co. KGaA	14,200	958,353
Fresenius SE & Co. KGaA	1,758	216,989
LEG Immobilien AG	2,261	121,148
Linde AG	10,108	1,879,410
SAP AG	34,100	2,731,951
Siemens AG	17,800	1,917,313

		21,396,169

Hong Kong — 0.7%
Cheung Kong Holdings Ltd.	189,000	2,799,895
China Overseas Land & Investment Ltd.	1,228,000	3,396,258
Hang Lung Properties Ltd.	630,000	2,358,631
Hutchison Whampoa Ltd.	96,000	1,003,696
Lenovo Group Ltd.	2,222,000	2,216,224
Link (The)	106,500	580,859
New World Development Ltd.	554,000	941,550

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Shougang Fushan Resources Group Ltd.	1,290,000	$577,067
Sino Land Co. Ltd.	248,000	422,088
SJM Holdings Ltd.	688,000	1,722,275
Sun Hung Kai Properties Ltd.	47,000	634,241
Wharf Holdings Ltd. (The)	216,000	1,931,723

		18,584,507

Hungary
OTP Bank PLC	56,190	1,014,000

India — 0.3%
HDFC Bank Ltd., ADR	8,006	299,585
ICICI Bank Ltd., ADR(a)	7,826	335,735
Infosys Ltd., ADR(a)	69,520	3,747,823
Tata Motors Ltd., ADR	91,130	2,224,483

		6,607,626

Indonesia
Astra International Tbk PT	850,000	693,572
Bank Rakyat Indonesia Persero Tbk PT	381,000	344,367

		1,037,939

Ireland — 0.4%
Accenture PLC (Class A Stock)	10,866	825,490
Covidien PLC	80,541	5,463,902
Dragon Oil PLC	200,980	1,984,973
Eaton Corp. PLC	3,950	241,938
Glanbia PLC	26,165	310,611
Ingersoll-Rand PLC	7,436	409,054
Ryanair Holdings PLC, ADR	7,978	333,321
Willis Group Holdings PLC	16,400	647,636
XL Group PLC	22,427	679,538

		10,896,463

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR	32,000	1,269,760

Italy
Azimut Holding SpA	15,716	254,238
Beni Stabili SpA, REIT	370,025	220,605

		474,843

Japan — 2.2%
Anritsu Corp.	30,000	470,340
Astellas Pharma, Inc.	27,400	1,478,692
Bridgestone Corp.	12,300	413,871
Canon, Inc.	65,200	2,396,100
Daicel Corp.	38,000	297,434
Dai-ichi Life Insurance Co. Ltd. (The)	777	1,042,673
Daikin Industries Ltd.	39,000	1,534,836
East Japan Railway Co.	20,000	1,646,335
FANUC Corp.	7,100	1,093,191
Frontier Real Estate Investment Corp.	36	411,258
Fukuoka Financial Group, Inc.	38,000	189,728
Hitachi Ltd.	394,000	2,300,179
Honda Motor Co. Ltd.	64,200	2,472,373
Isuzu Motors Ltd.	57,000	345,448
ITOCHU Corp.	32,700	401,796
Japan Logistics Fund, Inc., REIT	34	396,836
Japan Real Estate Investment Corp.	81	1,122,339
Japan Retail Fund Investment Corp.	180	446,602
Japan Tobacco, Inc.	158,900	5,082,816
Komatsu Ltd.	82,800	1,980,350

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Kubota Corp.	135,000	$1,958,968
Makita Corp.	32,000	1,426,614
Marubeni Corp.	207,000	1,584,813
Mitsubishi Corp.	93,000	1,751,549
Mitsubishi Electric Corp.	155,000	1,260,918
Mitsubishi Estate Co. Ltd.	148,000	4,192,454
Mitsubishi UFJ Financial Group, Inc.	82,800	499,552
Mitsui Fudosan Co. Ltd.	113,000	3,226,977
Murata Manufacturing Co. Ltd.	3,700	279,756
Nidec Corp.	13,900	833,222
Nippon Prologis REIT, Inc.*	27	293,993
Nissan Motor Co. Ltd.	109,900	1,066,077
Nomura Real Estate Office Fund, Inc., REIT	59	434,854
Nomura Real Estate Residential Fund, Inc.	31	210,669
Omron Corp.	6,300	159,360
ORIX Corp.	154,800	1,976,481
ORIX JREIT, Inc.	175	247,121
Shin-Etsu Chemical Co. Ltd.	25,900	1,717,759
SMC Corp.	8,600	1,670,015
Softbank Corp.	38,500	1,773,763
Sony Corp.	24,300	422,841
Sumitomo Corp.	94,600	1,196,516
Sumitomo Mitsui Financial Group, Inc.	10,500	430,761
Toyoda Gosei Co. Ltd.	16,400	394,718
Toyota Motor Corp.	62,800	3,238,331
Yahoo! Japan Corp.	1,800	830,379

		58,601,658

Kazakhstan
KazMunaiGas Exploration Production, GDR	65,940	1,208,858

Liberia
Royal Caribbean Cruises Ltd.	10,314	342,631

Malaysia — 0.1%
UMW Holdings Bhd	362,900	1,570,438

Marshall Islands — 0.1%
Teekay Corp.	42,240	1,518,950

Mexico — 0.2%
America Movil SAB de CV (Class L Stock), ADR	31,600	662,336
Compartamos SAB de CV	598,040	1,102,976
Grupo Financiero Banorte SAB de CV (Class O Stock)	385,700	3,081,491

		4,846,803

Netherlands — 0.7%
Aegon NV	65,498	393,851
Akzo Nobel NV	19,080	1,211,149
ASML Holding NV(a)	38,095	2,590,841
ASML Holding NV	22,607	1,520,522
Corio NV	6,916	322,653
ING Groep NV, CVA*	186,400	1,322,997
Koninklijke Philips Electronics NV	10,509	310,978
LyondellBasell Industries NV (Class A Stock)	24,781	1,568,390
Schlumberger Ltd.	57,122	4,277,867
Unilever NV, CVA	87,701	3,592,377
Vastned Retail NV	6,500	269,542
Wereldhave NV, REIT	2,203	152,294

		17,533,461

	Shares	Value
COMMON STOCKS (Continued)
Norway
Telenor ASA	13,689	$299,291

Panama — 0.2%
Carnival Corp.	47,385	1,625,305
Copa Holdings SA (Class A Stock)	21,647	2,589,198

		4,214,503

Poland — 0.2%
KGHM Polska Miedz SA	42,800	2,073,638
Powszechna Kasa Oszczednosci Bank Polski SA	210,863	2,236,818
Powszechny Zaklad Ubezpieczen SA	8,130	1,008,449

		5,318,905

Russia — 0.6%
Lukoil OAO, ADR	61,860	3,989,970
Mining & Metallurgical Co. Norilsk Nickel OJSC, ADR.	128,500	2,172,935
Mobile Telesystems OJSC, ADR	139,330	2,889,704
Rosneft Oil Co., GDR*	202,080	1,541,709
Sberbank of Russia, ADR	314,317	4,007,542
Tatneft, ADR	55,490	2,196,294

		16,798,154

Singapore — 0.3%
Avago Technologies Ltd.	114,384	4,108,673
CapitaCommercial Trust	93,000	119,111
CapitaLand Ltd.	373,000	1,066,867
CapitaMalls Asia Ltd.	461,000	764,828
Global Logistic Properties Ltd.	246,000	522,422
Keppel Land Ltd.	53,000	169,042

		6,750,943

South Africa — 0.4%
AVI Ltd.	153,330	895,605
Clicks Group Ltd.	165,550	1,044,038
Imperial Holdings Ltd.	91,250	2,086,227
MTN Group Ltd.	110,630	1,942,790
Netcare Ltd.	403,160	869,429
Shoprite Holdings Ltd.	61,560	1,223,796
Tiger Brands Ltd.	66,226	2,117,434

		10,179,319

South Korea — 1.5%
BS Financial Group, Inc.	72,120	984,284
Grand Korea Leisure Co. Ltd.	29,620	874,477
Halla Climate Control Corp.	44,110	1,122,923
Hite Jinro Co. Ltd.	28,740	841,731
Hyundai Marine & Fire Insurance Co. Ltd.	24,020	690,024
Hyundai Mobis	4,757	1,335,409
Hyundai Motor Co.	17,280	3,493,064
Hyundai Motor Co., GDR	3,984	400,155
Kangwon Land, Inc.	53,210	1,475,000
Kia Motors Corp.	49,880	2,530,809
Korea Zinc Co. Ltd.	6,370	2,040,612
KT&G Corp.	24,830	1,684,941
Samsung Electronics Co. Ltd.	1,003	1,367,120
Samsung Electronics Co. Ltd., GDR	19,527	13,250,841
Samsung Heavy Industries Co. Ltd.	21,470	682,525
SK Innovation Co. Ltd.	13,430	1,977,509
SK Telecom Co. Ltd.	6,420	1,043,317

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Woori Finance Holdings Co. Ltd.	172,870	$1,954,219

		37,748,960

Spain — 0.1%
Amadeus IT Holding SA (Class A Stock)	11,827	319,507
Banco Bilbao Vizcaya Argentaria SA	157,076	1,361,720
Ferrovial SA	20,763	329,495
Repsol SA	63,122	1,282,474

		3,293,196

Sweden — 0.2%
Atlas Copco AB (Class A Stock)	50,261	1,426,872
NCC AB (Class B Stock)	10,921	273,170
Telefonaktiebolaget LM Ericsson (Class B Stock)	174,111	2,169,524

		3,869,566

Switzerland — 1.6%
ABB Ltd.*	92,757	2,091,991
ACE Ltd.	72,655	6,464,115
Actelion Ltd.*	5,809	315,447
Allied World Assurance Co. Holdings AG	9,370	868,786
Compagnie Financiere Richemont SA (Class A Stock)	48,347	3,794,218
Credit Suisse Group AG*	93,676	2,458,095
GAM Holding AG*	21,952	371,147
Holcim Ltd.*	21,773	1,735,097
Lonza Group AG*	3,822	248,009
Nestle SA	100,439	7,263,391
Novartis AG	86,184	6,123,576
OC Oerlikon Corp. AG*	23,200	274,939
Roche Holding AG	17,697	4,119,917
SGS SA	400	980,933
Tyco International Ltd.	17,381	556,192
UBS AG*	151,879	2,327,862
Zurich Insurance Group AG*	9,710	2,702,393

		42,696,108

Taiwan — 0.9%
Asustek Computer, Inc.	201,000	2,401,735
Chicony Electronics Co. Ltd.	414,000	1,101,006
Chipbond Technology Corp.	449,000	1,019,608
Hon Hai Precision Industry Co. Ltd.	754,000	2,098,395
Hon Hai Precision Industry Co. Ltd. (Class S Stock), GDR	247,528	1,369,152
Lite-On Technology Corp.	751,000	1,221,612
Pou Chen Corp.	628,000	671,949
Radiant Opto-Electronics Corp.	308,000	1,222,831
Realtek Semiconductor Corp.	402,000	922,673
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	450,794	7,749,149
TPK Holding Co. Ltd.	131,000	2,622,642
Uni-President Enterprises Corp.	804,000	1,527,795

		23,928,547

Thailand — 0.3%
Kasikornbank PCL	356,400	2,539,816
Krung Thai Bank PCL	1,622,750	1,379,113
PTT PCL, NVDR	184,600	2,047,756
Thanachart Capital PCL	614,900	944,044

		6,910,729

	Shares	Value
COMMON STOCKS (Continued)
Turkey — 0.5%
Arcelik A/S.	175,510	$1,241,656
Eregli Demir ve Celik Fabrikalari TAS*	659,110	856,082
Koza Altin Isletmeleri A/S	42,350	990,109
Tofas Turk Otomobil Fabrikasi A/S	103,090	743,561
Turk Hava Yollari*	280,320	1,146,503
Turk Sise ve Cam Fabrikalari A/S	467,070	792,519
Turkiye Garanti Bankasi A/S	541,540	2,873,368
Turkiye Halk Bankasi A/S	209,420	2,239,693
Turkiye Is Bankasi (Class C Stock)	645,910	2,456,122

		13,339,613

United Kingdom — 3.5%
Aberdeen Asset Management PLC	47,423	309,269
Aggreko PLC	45,168	1,223,001
AON PLC	4,762	292,863
ARM Holdings PLC, ADR	26,270	1,113,060
Associated British Foods PLC	15,064	435,122
AstraZeneca PLC	7,877	394,909
Atrium European Real Estate Ltd.	21,897	126,309
Barclays PLC	570,619	2,524,360
BG Group PLC	313,196	5,372,773
British American Tobacco PLC	104,363	5,592,942
British Land Co. PLC	142,640	1,177,956
BT Group PLC	80,846	341,501
Burberry Group PLC	91,993	1,857,668
Centrica PLC	334,353	1,868,044
Diageo PLC	67,389	2,124,689
Diageo PLC, ADR	13,705	1,724,637
Ensco PLC (Class A Stock)	26,249	1,574,940
Experian PLC	107,965	1,870,149
GlaxoSmithKline PLC	64,500	1,507,806
Glencore International PLC(a)	66,850	361,711
Hammerson PLC	88,269	659,741
Helical Bar PLC	88,252	317,470
Home Retail Group PLC	71,796	169,309
HSBC Holdings PLC, (QMTF)	294,061	3,138,861
HSBC Holdings PLC, (XHKG)	334,400	3,591,378
Imperial Tobacco Group PLC	47,600	1,662,778
Inchcape PLC.	43,185	329,729
InterContinental Hotels Group PLC	58,518	1,784,535
ITV PLC	169,448	333,165
Land Securities Group PLC	20,934	263,691
Legal & General Group PLC	139,408	365,821
Marks & Spencer Group PLC	188,870	1,119,221
Meggitt PLC	162,058	1,209,039
Old Mutual PLC	508,580	1,563,024
Pearson PLC	43,734	786,791
Persimmon PLC	21,130	343,214
Prudential PLC	282,831	4,576,832
Rio Tinto PLC	84,926	3,980,926
Royal Dutch Shell PLC (Class A Stock), (XEQT)	175,458	5,665,522
Royal Dutch Shell PLC (Class A Stock), (XLON)	91,803	2,969,757
SABMiller PLC	42,764	2,250,839
Safestore Holdings PLC	99,322	178,835
Shire PLC	44,416	1,352,463
Spectris PLC	8,323	310,597
ST Modwen Properties PLC	13,452	52,632
Standard Chartered PLC, (XHKG)	43,700	1,136,452
Standard Chartered PLC, (XLON)	164,120	4,248,073

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Taylor Wimpey PLC	295,025	$407,484
Tesco PLC	358,992	2,081,251
Tullow Oil PLC	53,120	993,584
Unilever PLC	62,387	2,639,074
Vodafone Group PLC	2,030,524	5,757,157
WPP PLC	138,398	2,205,940
Xstrata PLC	113,921	1,848,687

		92,087,581

United States — 33.0%
3M Co.	6,670	709,088
Abbott Laboratories	9,345	330,065
AbbVie, Inc.	8,510	347,038
Acadia Healthcare Co., Inc.*	62,230	1,828,940
Actavis, Inc.*	25,783	2,374,872
Acuity Brands, Inc.(a)	30,493	2,114,690
Adobe Systems, Inc.*	45,418	1,976,137
Aegerion Pharmaceuticals, Inc.*(a)	58,010	2,340,123
Aflac, Inc.	9,769	508,183
Agilent Technologies, Inc.	54,884	2,303,481
Agree Realty Corp.	14,300	430,430
Air Lease Corp.	71,266	2,089,519
Air Products & Chemicals, Inc.	40,342	3,514,595
Airgas, Inc.	4,700	466,052
Akamai Technologies, Inc.*	6,416	226,421
Albemarle Corp.	31,574	1,974,006
Alcoa, Inc.	87,485	745,372
Alexandria Real Estate Equities, Inc.	5,410	384,002
Alexion Pharmaceuticals, Inc.*	13,457	1,239,928
Alleghany Corp.*	5,280	2,090,458
Allergan, Inc.	59,749	6,669,780
Alliance Data Systems Corp.*(a)	17,846	2,889,089
Alliant Techsystems, Inc.	2,744	198,748
Allstate Corp. (The)	8,653	424,603
Altria Group, Inc.	11,383	391,461
Amazon.com, Inc.*	34,384	9,162,992
American Express Co.	8,008	540,220
American International Group, Inc.*	107,695	4,180,720
American Tower Corp.	27,511	2,116,146
American Water Works Co., Inc.	3,610	149,598
Ameriprise Financial, Inc.	48,618	3,580,716
AmerisourceBergen Corp.	7,566	389,271
AMETEK, Inc.	9,800	424,928
Amgen, Inc.	5,616	575,696
Amphenol Corp. (Class A Stock)	44,577	3,327,673
Amtrust Financial Services, Inc.	50,190	1,739,083
Anadarko Petroleum Corp.	36,130	3,159,568
Analog Devices, Inc.	68,837	3,200,232
Annaly Capital Management, Inc., REIT	117,260	1,863,261
Apartment Investment & Management Co. (Class A Stock)	57,581	1,765,433
Apollo Global Management LLC(a)	54,420	1,177,649
Apple, Inc.	46,079	20,395,947
Applied Materials, Inc.	32,301	435,417
Archer-Daniels-Midland Co.	17,986	606,668
Arris Group, Inc.*	16,760	287,769
Arrow Electronics, Inc.*	17,200	698,664
Arthur J Gallagher & Co.	18,160	750,190
Artisan Partners Asset Management, Inc.	1,719	67,815
Aruba Networks, Inc.*(a)	99,496	2,461,531
AT&T, Inc.	134,189	4,923,394

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Atmos Energy Corp.	26,630	$1,136,835
Automatic Data Processing, Inc.	8,860	576,077
AutoZone, Inc.*	15,947	6,327,291
AvalonBay Communities, Inc.	14,250	1,805,047
Avery Dennison Corp.	7,088	305,280
Aviv REIT, Inc.*	6,700	161,202
Axiall Corp.	6,045	375,757
Ball Corp.	13,115	624,012
Bank of America Corp.	714,952	8,708,116
Baxter International, Inc.	9,590	696,618
BB&T Corp.	21,433	672,782
BE Aerospace, Inc.*	7,871	474,543
Beam, Inc.	6,770	430,166
Becton, Dickinson and Co.	10,700	1,023,027
Bed Bath & Beyond, Inc.*	38,590	2,485,968
Belo Corp. (Class A Stock)	94,260	926,576
Berkshire Hathaway, Inc. (Class A Stock)*	17	2,656,760
Best Buy Co., Inc.(a)	17,519	388,046
Biogen Idec, Inc.*	65,330	12,602,811
BioMed Realty Trust, Inc., REIT	42,000	907,200
BlackRock, Inc.	5,988	1,538,198
Blackstone Group LP (The)	24,266	479,981
BorgWarner, Inc.*	3,740	289,252
Boston Properties, Inc., REIT	33,773	3,413,099
Boston Scientific Corp.*	102,725	802,282
Brinker International, Inc.	18,000	677,700
Bristol-Myers Squibb Co.	93,622	3,856,291
Broadcom Corp. (Class A Stock)	119,977	4,159,602
Brookdale Senior Living, Inc.*	16,066	447,920
Brown-Forman Corp.	2,970	212,058
Bruker Corp.*	16,381	312,877
Cablevision Systems Corp. (Class A Stock)(a)	4,510	67,470
Cabot Oil & Gas Corp.	37,587	2,541,257
Camden Property Trust	8,600	590,648
Cameron International Corp.*	15,404	1,004,340
Capital One Financial Corp.	103,000	5,659,850
Capitol Federal Financial, Inc.	8,330	100,543
CareFusion Corp.*	60,020	2,100,100
Carlisle Cos., Inc.	93,211	6,318,774
Caterpillar, Inc.	2,920	253,952
CBL & Associates Properties, Inc., REIT(a)	35,600	840,160
CBS Corp. (Class B Stock)	48,175	2,249,291
Celgene Corp.*	24,662	2,858,572
CenterPoint Energy, Inc.	100,435	2,406,423
CenturyLink, Inc.(a)	8,960	314,765
Cerner Corp.*(a)	29,590	2,803,653
CF Industries Holdings, Inc.	3,340	635,836
Charles Schwab Corp. (The)	144,450	2,555,321
Cheniere Energy, Inc.*	13,026	364,728
Chevron Corp.	65,413	7,772,372
Chubb Corp. (The)	4,300	376,379
CIGNA Corp.	13,422	837,130
Cincinnati Financial Corp.	9,320	439,811
Cinemark Holdings, Inc.	17,120	504,013
Cisco Systems, Inc.	329,696	6,893,944
Citigroup, Inc.	206,577	9,138,966
Citrix Systems, Inc.*	18,195	1,312,951
City National Corp.(a)	15,910	937,258
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	65,140	487,899

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Clorox Co. (The)	6,989	$618,736
CME Group, Inc.	26,403	1,620,880
CMS Energy Corp.	34,830	973,150
Coastal Energy Co.*	13,687	261,385
Coca-Cola Co. (The)	84,439	3,414,713
Cognizant Technology Solutions Corp. (Class A Stock)*	39,259	3,007,632
Colgate-Palmolive Co.	5,660	668,050
Colonial Properties Trust, REIT(a)	29,350	663,603
Comcast Corp. (Class A Stock)	136,367	5,728,777
Compass Minerals International, Inc.(a)	13,400	1,057,260
Computer Sciences Corp.	4,800	236,304
ConAgra Foods, Inc.	9,791	350,616
Concho Resources, Inc.*	33,852	3,298,200
ConocoPhillips	50,988	3,064,379
Continental Resources, Inc.*	5,770	501,586
CoreLogic, Inc.*	12,147	314,121
Costco Wholesale Corp.	12,650	1,342,291
Cousins Properties, Inc.	52,870	565,180
Crown Holdings, Inc.*	16,542	688,313
CSX Corp.	64,764	1,595,137
CubeSmart	43,700	690,460
Cullen/Frost Bankers, Inc.(a)	11,460	716,594
Cummins, Inc.	8,671	1,004,189
CVS Caremark Corp.	9,307	511,792
D.R. Horton, Inc.	9,198	223,511
Danaher Corp.	5,323	330,824
Darden Restaurants, Inc.(a)	4,950	255,816
DaVita HealthCare Partners, Inc.*	9,289	1,101,582
DealerTrack Holdings, Inc.*	44,370	1,303,591
Dean Foods Co.*	70,900	1,285,417
Delta Air Lines, Inc.*	20,703	341,807
Deluxe Corp.	5,830	241,362
Devon Energy Corp.	54,380	3,068,120
Digital Realty Trust, Inc.(a)	17,800	1,190,998
DIRECTV*	34,070	1,928,703
Discover Financial Services	7,500	336,300
Discovery Communications, Inc. (Class A Stock)*(a)	16,066	1,265,037
DISH Network Corp. (Class A Stock)	105,064	3,981,926
Douglas Emmett, Inc., REIT	16,000	398,880
Dover Corp.	28,330	2,064,690
Dow Chemical Co. (The)	28,544	908,841
Dr. Pepper Snapple Group, Inc.	38,045	1,786,213
Dril-Quip, Inc.*	19,080	1,663,204
Duke Energy Corp.	20,800	1,509,872
Duke Realty Corp., REIT	39,300	667,314
Dunkin’ Brands Group, Inc.	15,500	571,640
DuPont Fabros Technology, Inc., REIT(a)	17,359	421,303
Dynegy, Inc.*	10,000	239,900
E.I. du Pont de Nemours & Co.	11,415	561,161
East West Bancorp, Inc.	9,113	233,931
Eastman Chemical Co.	5,692	397,700
eBay, Inc.*	89,645	4,860,552
Edison International	16,289	819,662
Education Realty Trust, Inc., REIT	29,500	310,635
Eli Lilly & Co.	7,810	443,530
EMC Corp.*	33,484	799,933
Emerson Electric Co.(a)	88,422	4,940,137
Energen Corp.	36,750	1,911,367
Energizer Holdings, Inc.	8,060	803,824

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Entercom Communications Corp. (Class A Stock)*(a)	60,247	$448,238
EOG Resources, Inc.	8,151	1,043,899
EQT Corp.	5,410	366,527
Equifax, Inc.	39,160	2,255,224
Equity One, Inc.	15,400	369,138
Equity Residential	64,200	3,534,852
Essex Property Trust, Inc.	4,800	722,784
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,700	557,061
EverBank Financial Corp.	27,929	430,107
Evercore Partners, Inc. (Class A Stock)	5,524	229,798
Excel Trust, Inc., REIT	43,700	596,505
Exelon Corp.	21,642	746,216
Expedia, Inc.(a)	40,238	2,414,682
Extra Space Storage, Inc., REIT	10,350	406,445
Exxon Mobil Corp.	116,031	10,455,553
F5 Networks, Inc.*	15,666	1,395,527
Family Dollar Stores, Inc.	7,845	463,247
Federal Realty Investment Trust	2,400	259,296
Fidelity National Financial, Inc.	11,998	302,710
Fidelity National Information Services, Inc.	8,600	340,732
Fifth Third Bancorp	52,937	863,403
First Republic Bank	27,790	1,073,250
FleetCor Technologies, Inc.*	45,038	3,453,063
Flowserve Corp.	3,810	638,975
Fluor Corp.(a)	84,055	5,575,368
FMC Corp.	16,260	927,308
FMC Technologies, Inc.*(a)	10,420	566,744
Foot Locker, Inc.	9,755	334,011
Fortune Brands Home & Security, Inc.*(a)	74,214	2,777,830
Freeport-McMoRan Copper & Gold, Inc.	9,999	330,967
Gannett Co., Inc.(a)	16,164	353,506
Gap, Inc. (The)	29,760	1,053,504
Generac Holdings, Inc.(a)	42,767	1,511,386
General Electric Co.	30,544	706,177
General Growth Properties, Inc.	84,950	1,688,806
General Mills, Inc.	26,727	1,317,908
General Motors Co.*(a)	80,219	2,231,692
Genuine Parts Co.	35,425	2,763,150
Gilead Sciences, Inc.*	118,074	5,777,361
GNC Holdings, Inc. (Class A Stock)	10,822	425,088
Goldman Sachs Group, Inc. (The)	1,955	287,678
Google, Inc. (Class A Stock)*	21,356	16,957,305
Halliburton Co.	9,094	367,489
Hanesbrands, Inc.*(a)	38,025	1,732,419
Harley-Davidson, Inc.	50,909	2,713,450
Hartford Financial Services Group, Inc. (The)	112,794	2,910,085
HCP, Inc., REIT	82,270	4,101,982
Health Care REIT, Inc., REIT(a)	20,400	1,385,364
Health Net, Inc.*	9,650	276,183
Helmerich & Payne, Inc.	3,712	225,318
Henry Schein, Inc.*	3,120	288,756
Hershey Co. (The)	13,171	1,152,858
Hess Corp.	5,037	360,700
Hewlett-Packard Co.	74,896	1,785,521
Highwoods Properties, Inc.(a)	7,300	288,861
Home Depot, Inc. (The)	186,818	13,036,160
Honeywell International, Inc.	37,786	2,847,175
Host Hotels & Resorts, Inc.(a)	120,250	2,103,173

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Humana, Inc.	51,930	$3,588,882
Huntington Bancshares, Inc.	19,360	143,070
IDEX Corp.	7,810	417,210
Illinois Tool Works, Inc.	19,940	1,215,144
Illumina, Inc.*(a)	7,188	388,152
Infoblox, Inc.*	38,760	841,092
Ingredion, Inc.	3,420	247,334
IntercontinentalExchange, Inc.*(a)	14,410	2,349,838
International Business Machines Corp.	8,137	1,735,622
Intuit, Inc.	13,290	872,489
Intuitive Surgical, Inc.*	5,252	2,579,730
J.B. Hunt Transport Services, Inc.	60,735	4,523,543
J.M. Smucker Co. (The)(a)	6,370	631,649
Jack Henry & Associates, Inc.	11,210	518,014
Jarden Corp.*	3,220	137,977
Johnson & Johnson(a)	163,208	13,306,348
Johnson Controls, Inc.(a)	81,728	2,866,200
Kansas City Southern	7,480	829,532
Kimco Realty Corp.(a)	64,000	1,433,600
Kinder Morgan, Inc.	45,981	1,778,545
Kirby Corp.*	28,138	2,160,998
KLA-Tencor Corp.	38,977	2,055,647
Kohl’s Corp.	70,720	3,262,314
Kraft Foods Group, Inc.	9,007	464,131
Lam Research Corp.*(a)	111,246	4,612,260
Las Vegas Sands Corp.	33,730	1,900,685
LaSalle Hotel Properties, REIT	20,300	515,214
Legg Mason, Inc.(a)	36,720	1,180,548
Lennar Corp. (Class A Stock)	9,542	395,802
Liberty Global, Inc. (Class A Stock)*(a)	6,410	470,494
Liberty Property Trust, REIT	15,800	628,050
Limited Brands, Inc.*	16,071	717,731
Lincoln National Corp.	9,160	298,708
LinkedIn Corp. (Class A Stock)*	21,563	3,796,382
Loews Corp.	105,370	4,643,656
Lorillard, Inc.	22,886	923,450
Lowe’s Cos., Inc.	41,108	1,558,815
Lululemon Athletica, Inc.*(a)	20,784	1,295,882
M&T Bank Corp.(a)	53,801	5,550,111
Macerich Co. (The)	18,300	1,178,154
Mack-Cali Realty Corp., REIT	21,850	625,129
Macy’s, Inc.	10,922	456,976
Madison Square Garden Co. (The) (Class A Stock)*	5,230	301,248
Marathon Oil Corp.	12,637	426,120
Marathon Petroleum Corp.	25,720	2,304,512
Marriott International, Inc. (Class A Stock)	88,890	3,753,825
Marsh & McLennan Cos., Inc.	16,070	610,178
Martin Marietta Materials, Inc.(a)	9,580	977,352
Masco Corp.	76,453	1,548,174
MasterCard, Inc. (Class A Stock)	11,125	6,020,071
McDonald’s Corp.	12,064	1,202,660
McGraw-Hill Cos., Inc. (The)	12,002	625,064
McKesson Corp.	20,220	2,182,951
MeadWestvaco Corp.	37,180	1,349,634
Merck & Co., Inc.	151,193	6,687,267
MetLife, Inc.	110,971	4,219,117
Mettler-Toledo International, Inc.*	2,772	591,046
Micron Technology, Inc.*	16,548	165,149
Microsoft Corp.	327,804	9,378,472
Mohawk Industries, Inc.*	11,521	1,303,256

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Molex, Inc.	13,460	$394,109
Mondelez International, Inc. (Class A Stock)	82,361	2,521,070
Monster Beverage Corp.*	5,370	256,364
Moody’s Corp.	52,024	2,773,920
Morgan Stanley	132,807	2,919,098
Mosaic Co. (The)	4,921	293,341
Motorola Solutions, Inc.	6,944	444,624
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	45,043	3,863,789
Mylan, Inc.*	14,983	433,608
National Bank Holdings Corp.	23,900	437,370
National Healthcare Corp.	20,000	914,400
National Oilwell Varco, Inc.	11,477	811,998
National Retail Properties, Inc.(a)	23,000	831,910
NextEra Energy, Inc.	47,652	3,701,608
Nielsen Holdings NV*	11,547	413,614
NiSource, Inc.	60,245	1,767,588
Noble Energy, Inc.	2,647	306,152
Nordstrom, Inc.	8,450	466,693
Norfolk Southern Corp.	7,301	562,761
Northeast Utilities(a)	37,613	1,634,661
Northern Trust Corp.	42,290	2,307,342
NuStar GP Holdings LLC	35,928	1,167,660
NV Energy, Inc.	70,820	1,418,525
Occidental Petroleum Corp.	35,902	2,813,640
Oceaneering International, Inc.	34,344	2,280,785
Ocwen Financial Corp.*	17,400	659,808
Old Dominion Freight Line, Inc.*	40,370	1,542,134
Old Republic International Corp.	91,610	1,164,363
ONEOK, Inc.	2,520	120,128
Onyx Pharmaceuticals, Inc.*	54,856	4,874,504
OpenTable, Inc.*(a)	36,375	2,290,897
Oracle Corp.	48,339	1,563,283
O’Reilly Automotive, Inc.*	32,949	3,378,920
PACCAR, Inc.(a)	76,956	3,890,895
Pall Corp.	47,240	3,229,799
Palo Alto Networks, Inc.*(a)	28,353	1,604,780
Parkway Properties, Inc., REIT	18,000	451,260
PBF Energy, Inc.(a)	16,900	628,173
Pebblebrook Hotel Trust, REIT	7,700	198,583
Pennsylvania Real Estate Investment Trust	12,800	248,192
Pentair Ltd.	11,427	602,774
People’s United Financial, Inc.(a)	115,130	1,547,347
PepsiCo, Inc.	28,560	2,259,381
PetSmart, Inc.	28,908	1,795,187
Pfizer, Inc.	300,145	8,662,185
Philip Morris International, Inc.	37,365	3,464,109
Phillips 66	48,801	3,414,606
Pier 1 Imports, Inc.	14,961	344,103
PNC Financial Services Group, Inc.	36,250	2,410,625
Post Properties, Inc.	6,000	282,600
PPG Industries, Inc.	25,358	3,396,450
Precision Castparts Corp.	14,620	2,772,244
priceline.com, Inc.*	4,126	2,838,399
Procter & Gamble Co. (The)	83,818	6,459,015
ProLogis, Inc.	96,618	3,862,788
Public Storage	21,750	3,312,960
Pulte Group, Inc.*(a)	11,268	228,064
PVH Corp.	3,310	353,541
QEP Resources, Inc.	50,780	1,616,835
QUALCOMM, Inc.	86,854	5,814,875

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Quanta Services, Inc.*	14,386	$411,152
Questar Corp.	5,920	144,034
Rackspace Hosting, Inc.*(a)	4,240	214,035
Ralph Lauren Corp.	1,790	303,065
Range Resources Corp.	4,935	399,932
Rayonier, Inc.(a)	24,260	1,447,594
Red Hat, Inc.*	37,467	1,894,332
Regal-Beloit Corp.	5,700	464,892
Regency Centers Corp., REIT	25,874	1,368,993
Regeneron Pharmaceuticals, Inc.*(a)	21,463	3,786,073
Republic Services, Inc.	18,593	613,569
Rexnord Corp.*	10,850	230,345
Rock-Tenn Co. (Class A Stock)	25,890	2,402,333
Rockwell Automation, Inc.	26,899	2,322,729
Ross Stores, Inc.	45,563	2,762,029
Rush Enterprises, Inc. (Class A Stock)*	45,290	1,092,395
Ryder System, Inc.	6,597	394,171
salesforce.com, Inc.*(a)	15,020	2,686,027
Sally Beauty Holdings, Inc.*	9,736	286,044
SanDisk Corp.*	4,541	249,755
SEI Investments Co.	8,710	251,284
Sempra Energy	68,700	5,491,878
Sherwin-Williams Co. (The)	39,636	6,694,124
Sigma-Aldrich Corp.(a)	5,010	389,177
Signature Bank*	4,832	380,568
Silgan Holdings, Inc.	8,631	407,815
Simon Property Group, Inc., REIT	51,488	8,163,937
Sirona Dental Systems, Inc.*	6,472	477,181
SL Green Realty Corp., REIT(a)	11,850	1,020,404
Snap-on, Inc.	14,894	1,231,734
SolarWinds, Inc.*	29,208	1,726,193
Sotheby’s(a)	32,390	1,211,710
Southern Co. (The)	45,330	2,126,884
Southwestern Energy Co.*	33,050	1,231,443
Splunk, Inc.*	37,525	1,502,126
SPX Corp.	10,475	827,106
Starbucks Corp.	25,240	1,437,670
Starwood Hotels & Resorts Worldwide, Inc.	12,384	789,232
State Street Corp.	42,302	2,499,625
Stericycle, Inc.*	5,130	544,703
Sunstone Hotel Investors, Inc.*	35,050	431,465
SunTrust Banks, Inc.	60,651	1,747,355
SVB Financial Group*(a)	2,867	203,385
Symantec Corp.*	16,392	404,555
Synopsys, Inc.*	10,310	369,923
T. Rowe Price Group, Inc.	78,916	5,908,441
Target Corp.(a)	61,596	4,216,246
Telephone & Data Systems, Inc.	20,840	439,099
Teradata Corp.*	8,150	476,857
Tesla Motors, Inc.*(a)	35,428	1,342,367
Texas Instruments, Inc.	71,967	2,553,389
Thermo Fisher Scientific, Inc.	4,436	339,310
Thoratec Corp.*	10,018	375,675
Tiffany & Co.(a)	6,954	483,581
Time Warner Cable, Inc.	35,996	3,457,776
Time Warner, Inc.	134,200	7,732,604
TJX Cos., Inc. (The)	64,568	3,018,554
Tractor Supply Co.	5,407	563,031
Travelers Cos., Inc. (The)	45,501	3,830,729
TripAdvisor, Inc.*	4,300	225,836
Tupperware Brands Corp.	3,940	322,056

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
U.S. Bancorp	141,096	$4,787,387
UDR, Inc., REIT	45,150	1,092,179
UGI Corp.	8,957	343,859
Under Armour, Inc. (Class A Stock)*(a)	6,150	314,880
Union Pacific Corp.	39,308	5,597,852
United Parcel Service, Inc. (Class B Stock)	4,180	359,062
United Technologies Corp.	102,547	9,580,966
UnitedHealth Group, Inc.	111,767	6,394,190
Universal Health Services, Inc. (Class B Stock)	5,950	380,027
Unum Group	83,170	2,349,553
Urban Outfitters, Inc.*	12,178	471,776
Valero Energy Corp.	10,391	472,687
Ventas, Inc., REIT	42,119	3,083,111
Verizon Communications, Inc.	85,917	4,222,820
Vertex Pharmaceuticals, Inc.*	30,694	1,687,556
VF Corp.	23,442	3,932,396
Virgin Media, Inc.	8,660	424,080
Visa, Inc. (Class A Stock)	40,065	6,804,640
VMware, Inc. (Class A Stock)*	7,411	584,580
Vornado Realty Trust	16,270	1,360,823
W.R. Berkley Corp.	23,860	1,058,668
W.W. Grainger, Inc.	6,530	1,469,119
Wabtec Corp.	4,659	475,730
Walgreen Co.	50,948	2,429,201
Wal-Mart Stores, Inc.	7,277	544,538
Walt Disney Co. (The)	71,649	4,069,663
Walter Energy, Inc.	7,839	223,411
Watsco, Inc.	15,020	1,264,384
Weingarten Realty Investors, REIT(a)	17,700	558,435
Wells Fargo & Co.	425,161	15,726,706
Westamerica Bancorporation(a)	8,900	403,437
Westar Energy, Inc.	12,620	418,732
Whirlpool Corp.	2,395	283,712
WhiteWave Foods Co.*(a)	15,142	258,474
Whole Foods Market, Inc.	9,760	846,680
Williams Cos., Inc. (The)	98,252	3,680,520
Williams-Sonoma, Inc.(a)	103,746	5,344,994
Wisconsin Energy Corp.	8,840	379,148
Wolverine World Wide, Inc.	23,790	1,055,562
Workday, Inc.*(a)	27,881	1,718,306
WR Grace & Co.*	5,178	401,347
Wynn Resorts Ltd.	3,180	398,009
Xcel Energy, Inc.	13,571	403,059
Xerox Corp.	39,700	341,420
Xilinx, Inc.	39,028	1,489,699
Yahoo!, Inc.*	15,993	376,315
Yum! Brands, Inc.	15,614	1,123,271
Zions Bancorporation(a)	19,298	482,257

		860,529,977

TOTAL COMMON STOCKS (cost $1,298,774,784)		1,422,626,229

PREFERRED STOCKS — 1.1%
Brazil — 0.5%
Companhia de Bebidas das Americas, ADR (PRFC)	111,470	4,718,526
Itau Unibanco Holding SA, ADR (PRFC),	247,920	4,412,976
Vale SA, ADR (PRFC)	171,040	2,827,291

		11,958,793

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Cayman Islands
Xlit Ltd., Series D	235	$188,749

Germany — 0.2%
Henkel AG & Co. KGaA (PRFC)	17,575	1,691,671
Volkswagen AG (PRFC)	20,282	4,029,777

		5,721,448

Luxembourg
ArcelorMittal, Series MTUS, CVT, 6.000%	28,186	590,497

United Kingdom
AngloGold Ashanti Holdings Finance PLC, CVT, 6.000%	3,950	112,496

United States — 0.4%
Ally Financial, Inc., 144A, 7.000%	395	390,655
CBL & Associates Properties, Inc., Series D, 7.375%	31,000	784,920
Citigroup Capital XIII, 7.875%(c)	5,300	151,527
CommonWealth REIT, Series E, 7.250%	35,000	899,850
CubeSmart, Series A, 7.750%	32,500	875,875
DDR Corp., Series H, 7.375%	14,000	353,080
General Growth Properties, Inc., Series A, 6.375%	9,800	244,510
General Motors Co., Series B, CVT, 4.750%	7,000	300,580
Glimcher Realty Trust, 6.875%	40,000	1,010,000
Glimcher Realty Trust, Series G, 8.125%	40,000	1,007,200
MetLife, Inc., CVT, 5.000%	3,000	148,200
NextEra Energy, Inc., CVT, 5.599%	3,156	172,777
PPL Corp., CVT, 8.750%	4,800	267,600
Saul Centers, Inc., Series C, 6.785%	23,550	616,303
SL Green Realty Corp., Series C, 7.625%	46,600	1,177,582
Stanley Black & Decker, Inc., CVT, 4.750%	2,000	253,180
Strategic Hotels & Resorts, Inc., Series C, 8.250%	28,000	693,560
Taubman Centers, Inc., Series J, 6.500%	14,300	371,657

		9,719,056

TOTAL PREFERRED STOCKS (cost $27,429,051)		28,291,039

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.6%
ABFC 2004-OPT2 Trust,
Series 2004-OPT2, Class M2
1.704%(c)	07/25/33	C	726	$640,237
ACE Securities Corp.,
Series 2003-OP1, Class M1
1.254%(c)	12/25/33	Ba3	163	155,041
Series 2004-0P1, Class M2
1.779%(c)	04/25/34	Caa3	1,214	994,918
Series 2004-HE3, Class M3
1.284%(c)	11/25/34	Ca	358	293,681
AmeriCredit Automobile Receivables Trust,
Series 2012-4, Class A3
0.670%	06/08/17	AAA(d)	373	373,506
Series 2012-5, Class A3
0.620%	06/08/17	AAA(d)	213	213,144
Series 2013-1, Class A3
0.610%	10/10/17	AAA(d)	325	325,054

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Ameriquest Mortgage Securities, Inc.,
Series 2004-R1, Class M2
1.074%(c)	02/25/34	Caa1	2,298	$1,926,683
Argent Securities, Inc.,
Series 2003-W7, Class M2
2.829%(c)	03/25/34	Caa3	536	501,721
Bear Stearns Asset Backed Securities Trust,
Series 2004-AC1, Class A2
1.204%(c)	03/25/34	Baa2	1,004	916,946
Capital Auto Receivables Asset Trust,
Series 2013-1, Class A2
0.620%	07/20/16	Aaa	870	869,333
CarMax Auto Owner Trust,
Series 2012-3, Class A2
0.430%	09/15/15	Aaa	498	498,237
Centex Home Equity,
Series 2004-A, Class M1
0.804%(c)	01/25/34	Ba1	1,877	1,677,547
Series 2005-A, Class M1
0.684%(c)	01/25/35	A1	1,660	1,509,066
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1
0.934%(c)	05/25/34	Ba1	2,157	1,895,356
Chase Funding Trust,
Series 2003-6, Class 2M1
0.954%(c)	11/25/34	B3	1,361	1,255,661
CHEC Loan Trust,
Series 2004-2, Class M3
1.454%(c)	04/25/34	Ca	443	324,071
CNH Equipment Trust,
Series 2012-C, Class A3
0.570%	12/15/17	Aaa	812	811,844
Countrywide Asset-Backed Certificates,
Series 2003-BC6, Class M2
1.929%(c)	10/25/33	Caa2	852	730,864
Series 2004-BC1, Class M3
2.304%(c)	10/25/33	Ca	248	223,004
Series 2004-ECC2, Class M5
2.079%(c)	10/25/34	C	922	760,229
Series 2004-SD2, Class M1, 144A
0.824%(c)	06/25/33	Baa2	785	761,744
Series 2005-11, Class AF3
4.778%(c)	02/25/36	Caa1	1,020	935,620
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	A1	291	293,179
Series 2012-D, Class A, 144A
1.480%	03/16/20	A1	254	254,591
Series 2013-A, Class A, 144A
1.360%	06/15/20	A1	575	573,446
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/16/20	AAA(d)	317	319,000
Equity One ABS, Inc.,
Series 2003-4, Class M1
5.369%	10/25/34	B1	1,035	936,210
Series 2004-2, Class M1
5.192%	07/25/34	Ba3	355	347,253

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Exeter Automobile Receivables Trust,
Series 2012-2A, Class A, 144A
1.300%	06/15/17	AA(d)	350	$352,178
First Investors Auto Owner Trust,
Series 2013-1A, Class A2, 144A
0.900%	10/15/18	AAA(d)	325	324,815
FNDUS,
Series TBA, Class TBA
2.010%	06/01/20	Aaa	1,300	1,311,778
Ford Credit Auto Owner Trust,
Series 2012-D, Class A3
0.510%	04/15/17	AAA(d)	484	483,177
Fremont Home Loan Trust,
Series 2004-2, Class M2
1.134%(c)	07/25/34	B1	1,231	1,138,773
GE Equipment Midticket LLC,
Series 2012-1, Class A2
0.470%	01/22/15	AAA(d)	700	700,101
GSAMP Trust,
Series 2004-FM2, Class M3
2.154%(c)	01/25/34	Caa3	887	818,713
Series 2004-NC2, Class M1
1.254%(c)	10/25/34	BB-(d)	1,114	942,916
Series 2007-SEA1, Class A, 144A
0.504%(c)	12/25/36	B2	782	687,522
HLSS Servicer Advance Receivables Backed Notes,
Series 2012-T2, Class A1, 144A
1.340%	10/15/43	AAA(d)	163	163,407
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	AAA(d)	171	174,317
Series 2013-T1, Class A2, 144A
1.495%	01/16/46	AAA(d)	389	391,645
Home Equity Asset Trust,
Series 2004-6, Class M2
1.104%(c)	12/25/34	B2	599	560,995
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2004-C, Class M2
0.804%(c)	03/25/35	B3	2,066	1,961,970
Honda Auto Receivables Owner Trust,
Series 2013-1, Class A3
0.480%	11/21/16	AAA(d)	993	992,104
Huntington Auto Trust,
Series 2012-2, Class A2
0.380%	09/15/15	Aaa	412	411,998
Hyundai Auto Receivables Trust,
Series 2013-A, Class A3
0.560%	07/17/17	Aaa	1,040	1,039,724
John Deere Owner Trust,
Series 2012-B, Class A3
0.530%	07/15/16	Aaa	1,545	1,544,976
Lake Country Mortgage Loan Trust,
Series 2006-HE1, Class A4, 144A
0.574%(c)	07/25/34	Aaa	1,453	1,436,922
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.504%(c)	11/25/35	B3	2,777	2,316,846
Long Beach Mortgage Loan Trust,
Series 2001-2, Class M1
1.044%(c)	07/25/31	Caa2	1,225	1,078,214
Series 2003-4, Class M2

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
2.829%(c)	08/25/33	Caa3	257	$235,374
Series 2004-1, Class M3
1.254%(c)	02/25/34	B3	2,577	2,330,601
MASTR Asset Backed Securities Trust,
Series 2003-NC1, Class M5
6.204%(c)	04/25/33	Caa3	377	366,930
Series 2005-NC1, Class M2
0.954%(c)	12/25/34	Ba3	1,946	1,791,093
Mercedes-Benz Auto Receivables Trust,
Series 2012-1, Class A3
0.470%	10/17/16	Aaa	2,077	2,076,821
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-WMC2, Class M1
1.119%(c)	07/25/34	Ba3	1,161	1,117,148
Nationstar Mortgage LLC,
Series 2004-1, Class A3
0.704%(c)	07/25/34	Baa2	795	764,498
New Century Home Equity Loan Trust,
Series 2003-4, Class M2
2.934%(c)	10/25/33	B3	1,985	1,941,370
Series 2003-6, Class M1
1.284%(c)	01/25/34	Ba3	1,143	1,073,343
Option One Mortgage Loan Trust,
Series 2003-1, Class M2
3.129%(c)	02/25/33	Ca	370	355,107
Series 2003-2, Class M1
1.179%(c)	04/25/33	B1	1,325	1,148,584
Series 2003-3, Class M1
1.179%(c)	06/25/33	B1	1,250	1,164,267
Series 2004-2, Class M2
1.779%(c)	05/25/34	Caa3	456	393,159
RAMP Trust,
Series 2004-RS9, Class MII1
1.179%(c)	09/25/34	B3	1,608	1,575,425
RASC Trust,
Series 2005-KS2, Class M1
0.634%(c)	03/25/35	Ba3	1,520	1,348,295
Renaissance Home Equity Loan Trust,
Series 2003-2, Class M2A
2.204%(c)	08/25/33	Ca	557	462,584
Series 2003-3, Class A
0.704%(c)	12/25/33	A2	246	246,649
Series 2003-3, Class M1
0.934%(c)	12/25/33	Ba3	1,770	1,690,960
Santander Drive Auto Receivables Trust,
Series 2012-6, Class A2
0.470%	09/15/15	Aaa	1,155	1,154,940
Saxon Asset Securities Trust,
Series 2003-2, Class M2
2.829%(c)	06/25/33	Ca	676	563,342
Series 2004-2, Class MV2
2.004%(c)	08/25/35	Ba2	869	729,862
Stanwich Mortgage Loan Trust,
Series 2012-NPL4, Class A, 144A
2.981%	09/15/42	NR	422	422,439
Structured Asset Investment Loan Trust,
Series 2003-BC3, Class M1
1.629%(c)	04/25/33	BB(d)	558	556,947
Series 2003-BC10, Class A4
1.204%(c)	10/25/33	A+(d)	971	925,404

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Series 2003-BC11, Class M2
2.754%(c)	10/25/33	CCC(d)	1,626		$1,550,595
Series 2004-8, Class M2
1.134%(c)	09/25/34	B3	715		697,089
Volkswagen Auto Loan Enhanced Trust,
Series 2012-2, Class A2
0.330%	07/20/15	Aaa	368		367,842

TOTAL ASSET-BACKED SECURITIES (cost $65,094,679)					67,200,945

BANK LOANS(c) — 0.2%
United States
Alcatel-Lucent USA Inc.,
US Term Loan
7.250%	01/31/19	B1	72		72,849
Arch Coal, Inc.,
Term Loan
5.750%	05/16/18	Ba3	25		25,282
Arizona Chemical U.S., Inc.,
Term Loan
5.250%	12/22/17	Ba3	91		92,292
Avaya, Inc.,
Term Loan B-3
4.790%	10/26/14	B1	248		233,766
Caesars Entertainment Operating Co., Inc.,
Term Loan B-1
3.210%	01/28/15	B2	55		54,442
Term Loan B-2
3.311%	01/28/15	B2	—	(r)	162
Term Loan B-6
5.450%	01/28/18	B2	400		370,224
CCM Merger, Inc.,
Term Loan
6.000%	03/01/16	B2	98		99,022
CDW LLC/CDW Finance Corp.,
Extended Term Loan
4.000%	07/15/17	B1	97		97,378
Ceridian Corp.,
Extended U.S. Term Loan
5.950%	05/30/17	B1	100		101,491
Clear Channel Communications, Inc.,
Tranche Term Loan B
3.850%	01/29/16	Caa1	343		303,812
Cricket Communications, Inc.,
Term Loan
4.750%	03/01/20	Ba3	105		105,551
DuPont Performance Coatings,
Initial Term Loan B
4.750%	01/17/20	B2	75		76,314
Edwards Ltd.,
Term Loan
4.750%	03/30/20	B2	80		80,000
First Data Corp.,
2018 Dollar Term Loan
4.200%	03/23/18	B1	190		189,170
FMG Resources Pty Ltd.,
Term Loan
5.250%	10/12/17	Ba1	154		155,974

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
United States (cont’d.)
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
5.000%	01/30/20	B1	60	$60,131
Gymboree Corp.,
Term Loan 2011
5.000%	02/23/18	B2	218	210,913
IntraWest Holdings S.A.R.L.,
Term Loan (First Lien)
7.000%	12/03/17	B+(d)	50	50,779
Lawson,
Tranche Term Loan B-2
5.250%	04/05/18	Ba3	75	75,763
McGraw Hill Global Education, LLC.,
Term Loan B
8.250%	02/15/19	B2	45	43,397
NFR Energy LLC,
Term Loan (Second Lien)
8.750%	01/18/18	Caa2	100	102,313
Noranda Aluminum Acquisition Corp.,
Term Loan
5.750%	02/28/19	B(d)	70	70,992
Patriot Coal Corp.,
Term Loan (DIP)
9.250%	11/02/13	NR	75	75,375
Petrologistics,
Loan
7.000%	03/29/17	B1	99	101,489
RedPrairie,
Loan
6.750%	12/14/18	B1	114	116,138
Reynolds Group Holdings, Inc.,
U.S. Term Loan
4.750%	09/28/18	B1	133	134,593
Rite Aid Corp.,
Term Loan (Second Lien)
5.750%	08/21/20	B3	30	31,050
ROC Finance LLC,
Funded Term Loan B
5.750%	05/22/19	B1	55	55,242
Station Casinos,
Term Loan
5.000%	03/01/20	B1	110	111,146
Summit Materials LLC,
Term Loan
5.000%	01/30/19	B1	84	84,876
SUPERVALU, Inc.,
Term Loan 2013
7.000%	03/18/19	B1	156	158,084
Syniverse Holdings, Inc.,
Initial Term Loan
4.000%	04/23/19	B1	110	110,229
Texas Competitive Electric Holdings Co. LLC,
2017 Term Loan (Non-Extending)
4.700%	10/10/17	Caa3	364	257,648
4.790%	10/10/17	Caa3	186	131,856
Tronox Finance LLC,
Term Loan
4.750%	03/20/20	Ba2	30	30,400

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
United States (cont’d.)
Univision Communications, Inc.,
Term Loan
4.750%	02/20/20	B2	520		$522,160
Virgin Media,
Term Loan
3.750%	02/14/20	Baa3	20		19,904
Visant Corp.,
Tranche Term Loan B
5.250%	12/22/16	B1	97		94,033
Walter Investment Management Corp.,
Tranche B Term Loan
5.750%	11/30/17	B+(d)	85		86,663
Zayo Group LLC/Zayo Capital, Inc.,
Term Loan
4.750%	06/15/19	B1	30		29,854
5.250%	07/02/19	B1	—	(r)	75

TOTAL BANK LOANS (cost $4,728,574)					4,822,832

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	AAA(d)	1,030		1,030,620
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW13, Class AM
5.582%(c)	09/11/41	A(d)	905		1,015,462
Series 2007-PW16, Class AM
5.715%(c)	06/11/40	A2	530		605,404
Series 2007-PW17, Class AMFL, 144A
0.869%(c)	06/11/50	BBB-(d)	855		816,681
CD Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.219%(c)	07/15/44	A3	765		820,437
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-10, Class 12A1
5.250%	11/25/20	Caa1	222		224,890
Series 2005-C1, Class AJ
5.075%(c)	02/15/38	Aa2	330		345,828
CW Capital Cobalt Ltd.,
Series 2006-C1, Class AM
5.254%	08/15/48	BB+(d)	685		735,802
DBRR Trust,
Series 2012-EZ1, Class A, 144A
0.946%	09/25/45	Aaa	279		279,548
Fannie Mae-Aces,
Series 2012-M8, Class ASQ3
1.801%	12/25/19	NR	770		782,338
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class AM
5.866%(c)	07/10/38	Aa3	860		962,324
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP8, Clas A4
5.399%	05/15/45	Aaa	400		452,414
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class AM
5.455%	02/15/40	BB-(d)	780		880,210
Series 2007-C2, Class A3

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
5.430%	02/15/40	A-(d)		1,000	$1,126,844
Series 2007-C6, Class A4
5.858%(c)	07/15/40	Aaa		540	618,981
Series 2007-C7, Class A3
5.866%(c)	09/15/45	AA-(d)		540	621,528
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-9, Class A4
5.700%	09/12/49	A+(d)		650	753,362
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class AM
5.210%(c)	11/14/42	Aaa		120	132,510
Series 2006-HQ10, Class AM
5.360%	11/12/41	A2		1,000	1,089,038
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	BBB(d)		1,455	1,649,327
Morgan Stanley Capital I, Inc.,
Series 2006-IQ12, Class AM
5.370%	12/15/43	BBB(d)		685	769,731
NorthStar Mortgage Trust,
Series 2012-1, Class A, 144A
1.402%(c)	08/25/29	Aaa		359	359,472
VNO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	AAA(d)		505	508,405
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4
5.466%(c)	12/15/44	Aaa		1,200	1,317,554
Series 2006-C27, Class A3
5.765%(c)	07/15/45	Aaa		538	595,434

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $18,507,193)					18,494,144

CONVERTIBLE BONDS — 3.4%
Australia
Paladin Energy Ltd.,
Sr. Unsec’d. Notes
6.000%	04/30/17	NR		200	182,050

Austria — 0.1%
Steinhoff Finance Holding GmbH,
Gtd. Notes
4.500%	03/31/18	NR	EUR	300	397,247
5.000%	05/22/16	NR	EUR	750	1,056,568

					1,453,815

Belgium — 0.1%
Groupe Bruxelles Lambert SA,
Sr. Unsec’d. Notes
0.125%	09/21/15	NR	EUR	800	1,080,654
Nyrstar,
Sr. Unsec’d. Notes
7.000%	07/10/14	NR	EUR	200	266,754

					1,347,408

British Virgin Islands — 0.1%
Billion Express Investments Ltd.,
Gtd. Notes
0.750%	10/18/15	NR		1,200	1,230,000

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
British Virgin Islands (cont’d.)
New Ford Capital Ltd.,
Gtd. Notes
3.332%	05/12/16	NR		200	$206,050
Wharf Finance 2014 Ltd.,
Gtd. Notes
2.300%	06/07/14	NR	HKD	6,000	792,845

					2,228,895

Canada
GoldCorp., Inc.,
Sr. Unsec’d. Notes
2.000%	08/01/14	BBB+(d)		270	281,644
Petrominerales Ltd.,
Sr. Unsec’d. Notes
2.625%	08/25/16	NR		200	194,200

					475,844

Cayman Islands — 0.1%
Agile Property Holdings Ltd.,
Sr. Sec’d. Notes
4.000%	04/28/16	NR		1,100	1,112,375
China Overseas Finance Investment Cayman Ltd.,
Gtd. Notes
— %(s)	05/14/14	NR		300	434,700
Polarcus Ltd.,
Sr. Sec’d. Notes
2.875%	04/27/16	NR		300	306,570
Shui On Land Ltd.,
Sr. Unsec’d. Notes
4.500%	09/29/15	NR	CNY	2,100	342,154
Soho China Ltd.,
Sr. Unsec’d. Notes
3.750%	07/02/14	NR	HKD	2,700	437,736
TPK Holding Co Ltd.,
Sr. Unsec’d. Notes
0.775%	04/20/14	NR		400	406,200

					3,039,735

Finland — 0.1%
Solidium Oy,
Sr. Unsec’d. Notes
0.500%	09/29/15	NR	EUR	1,100	1,437,958

France — 0.3%
Air France-KLM,
Sr. Unsec’d. Notes
4.970%	04/01/15	NR	EUR	39	647,179
Alcatel-Lucent France,
Sr. Unsec’d. Notes
5.000%	01/01/15	Caa1	EUR	196	815,071
AXA SA,
Sub. Notes
3.750%	01/01/17	A3	EUR	100	337,128
BNP Paribas SA,
Sr. Unsec’d. Notes
0.250%	09/21/15	NR	EUR	800	1,048,454
Faurecia,
Sr. Unsec’d. Notes
3.250%	01/01/18	B3	EUR	1,400	355,868

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
France (cont’d.)
Misarte,
Sr. Unsec’d. Notes
3.250%	01/01/16	NR	EUR	300	$695,984
Peugeot SA,
Sr. Unsec’d. Notes
4.450%	01/01/16	B1	EUR	23	722,100
SOITEC,
Sr. Unsec’d. Notes
6.250%	09/09/14	NR	EUR	10	100,124
Technip SA,
Sr. Unsec’d. Notes
0.250%	01/01/17	BBB+(d)	EUR	1,371	1,877,319
Unibail-Rodamco SE,
Sr. Unsec’d. Notes, REIT
0.750%	01/01/18	A(d)	EUR	588	1,754,171

					8,353,398

Germany — 0.1%
Adidas AG,
Sr. Unsec’d. Notes
0.250%	06/14/19	NR	EUR	1,000	1,543,480
KFW,
Gov’t. Gtd. Notes
1.500%	07/30/14	Aaa	EUR	300	498,769

					2,042,249

Hong Kong
Hengdeli Holdings Ltd.,
Sr. Unsec’d. Notes
2.500%	10/20/15	NR	HKD	2,000	261,512
Hong Kong Exchanges and Clearing Ltd.,
Gtd. Notes
0.500%	10/23/17	NR		600	652,050

					913,562

India
Tata Steel Ltd.,
Sr. Unsec’d. Notes
4.500%	11/21/14	NR		1,100	1,116,500

Japan — 0.5%
Aeon Co Ltd.,
Sr. Unsec’d. Notes
0.300%	11/22/13	A-(d)	JPY	155,000	2,178,620
Asahi Group Holdings Ltd.,
Sr. Unsec’d. Notes
— %(s)	05/26/28	NR	JPY	75,000	921,217
— %(s)	05/26/23	NR	JPY	48,000	561,406
Bank of Kyoto Ltd. (The),
Sub. Notes
— %(s)	03/31/14	NR	JPY	59,000	659,769
Disco Corp.,
Sr. Unsec’d. Notes
— %(s)	12/16/14	NR	JPY	10,000	118,473
Fukuyama Transporting Co. Ltd.,
Sr. Unsec’d. Notes
— %(s)	03/22/17	NR	JPY	60,000	748,128
IHI Corp.,
Sr. Unsec’d. Notes
— %(s)	03/29/16	NR	JPY	30,000	384,421

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Japan (cont’d.)
Kadokawa Group Holdings, Inc.,
Sr. Unsec’d. Notes
1.000%	12/18/14	NR	JPY	15,000	$183,447
KDDI Corp.,
Sr. Unsec’d. Notes
— %(s)	12/14/15	NR	JPY	160,000	2,305,200
Nippon Meat Packers, Inc.,
Sr. Unsec’d. Notes
— %(s)	03/03/14	NR	JPY	71,000	922,431
ORIX Corp.,
Sr. Unsec’d. Notes
1.000%	03/31/14	NR	JPY	32,000	595,740
Sawai Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
— %(s)	09/17/15	NR	JPY	40,000	527,965
Sekisui House Ltd.,
Sr. Unsec’d. Notes
— %(s)	07/05/16	NR	JPY	110,000	1,568,027
Takashimaya Co. Ltd.,
Sr. Unsec’d. Notes
— %(s)	11/14/14	NR	JPY	17,000	224,837
Unicharm Corp.,
Sr. Unsec’d. Notes
— %(s)	09/24/15	NR	JPY	30,000	450,112
Yamato Holdings Co. Ltd.,
Sr. Unsec’d. Notes
—%(s)	03/07/16	NR	JPY	50,000	604,185

					12,953,978

Luxembourg — 0.1%
Glencore Finance Europe SA,
Gtd. Notes
5.000%	12/31/14	BBB(d)		1,000	1,180,500
Qiagen Euro Finance SA,
Gtd. Notes
3.250%	05/16/26	NR		300	373,500
Subsea 7 SA,
Sr. Unsec’d. Notes
1.000%	10/05/17	NR		1,800	1,841,400

					3,395,400

Malta
Lufthansa Malta Blues LP,
Gtd. Notes, 144A
0.750%	04/05/17	Ba1	EUR	300	486,206

Mexico — 0.1%
Cemex SAB de CV,
Sub. Notes
3.250%	03/15/16	NR		700	926,625
4.875%	03/15/15	NR		500	616,563

					1,543,188

Netherlands — 0.2%
Lukoil International Finance BV,
Gtd. Notes
2.625%	06/16/15	BBB-(d)		900	997,200
Siemens Financieringsmaatschappij NV,
Gtd. Notes
1.050%	08/16/17	Aa3		2,500	2,576,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Netherlands (cont’d.)
Volkswagen International Finance NV,
Gtd. Notes, 144A
5.500%	11/09/15	BBB(d)	EUR	300	$392,247

					3,965,947

Singapore — 0.1%
CapitaCommercial Trust,
Sr. Unsec’d. Notes
2.500%	09/12/17	NR	SGD	250	220,855
CapitaMall Trust,
Sr. Unsec’d. Notes
2.125%	04/19/14	NR	SGD	250	208,308
Temasek Financial III Pte Ltd.,
Gtd. Notes
—%(s)	10/24/14	NR	SGD	1,250	1,073,387

					1,502,550

South Korea
SK Hynix, Inc.,
Sr. Unsec’d. Notes
2.650%	05/14/15	NR		600	670,500
SK Telecom Co. Ltd.,
Sr. Unsec’d. Notes
1.750%	04/07/14	A3		400	480,000

					1,150,500

Spain
International Consolidated Airlines Group SA,
Sr. Unsec’d. Notes
5.800%	08/13/14	BB(d)	GBP	300	636,576

Sweden
Industrivarden AB,
Sr. Unsec’d. Notes
1.875%	02/27/17	A-(d)	EUR	250	350,267
2.500%	02/27/15	A-(d)	EUR	250	408,911

					759,178

Taiwan
Hon Hai Precision Industry Co. Ltd.,
Sr. Unsec’d. Notes
— %(s)	10/12/13	A-(d)		400	401,400
Pegatron Corp.,
Sr. Unsec’d. Notes
— %(s)	02/06/17	NR		200	237,100
Wistron Corp.,
Sr. Unsec’d. Notes
1.581%	01/19/15	NR		400	411,600

					1,050,100

United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes
4.000%	05/27/16	NR	EUR	900	1,205,007

United Kingdom — 0.2%
AngloGold Ashanti Holdings Finance PLC,
Gtd. Notes
3.500%	05/22/14	NR		600	609,900

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
United Kingdom (cont’d.)
British Land Co. Jersey Ltd.,
Gtd. Notes
1.500%	09/10/17		NR	GBP	800	$1,237,445
INTU Jersey Ltd.,
Gtd. Notes
2.500%	10/04/18		NR	GBP	500	798,854
Salamander Energy PLC,
Sr. Unsec’d. Notes
5.000%	03/30/15		NR		200	214,960
Shire PLC,
Sr. Unsec’d. Notes
2.750%	05/09/14		NR		1,100	1,197,900
TUI Travel PLC,
Sr. Unsec’d. Notes
6.000%	10/05/14		NR	GBP	600	1,000,562
Vedanta Resources Jersey Ltd.,
Gtd. Notes
5.500%	07/13/16		BB(d)		1,000	1,016,000

						6,075,621

United States — 1.2%
Air Lease Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	12/01/18		NR		430	527,287
Ares Capital Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/17		BBB(d)		350	368,813
Sr. Unsec’d. Notes, 144A
4.750%	01/15/18		BBB(d)		621	643,123
Auxilium Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.500%	07/15/18		NR		270	273,375
Boston Properties LP,
Sr. Unsec’d. Notes, REIT, 144A
3.625%	02/15/14		A-(d)		380	393,537
Chesapeake Energy Corp.,
Gtd. Notes
2.500%	05/15/37	(a)	Ba3		620	594,037
Cobalt International Energy, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/19		NR		887	990,668
Corporate Office Properties LP,
Gtd. Notes, REIT, 144A
4.250%	04/15/30		NR		2,600	2,700,750
Dendreon Corp.,
Sr. Unsec’d. Notes
2.875%	01/15/16		NR		485	386,787
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.000%	05/01/14		A-(d)		2	4,339
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
3.000%	12/01/29		Baa2		299	391,690
Hologic, Inc.,
Sr. Unsec’d. Notes
2.000%(c)	12/15/37		B+(d)		570	688,275
Hornbeck Offshore Services, Inc.,
Gtd. Notes, 144A
1.500%	09/01/19		BB-(d)		400	466,250

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Iconix Brand Group, Inc.,
Sr. Sub. Notes, 144A
1.500%	03/15/18		NR	303	$326,483
Illumina, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	03/15/16		NR	616	592,900
Intel Corp.,
Jr. Sub. Notes
2.950%	12/15/35	(a)	A-(d)	1,315	1,395,544
3.250%	08/01/39	(a)	A2	890	1,071,337
Isis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	10/01/19		NR	123	154,365
KB Home,
Gtd. Notes
1.375%	02/01/19		B2	90	98,944
Lam Research Corp.,
Sr. Unsec’d. Notes
0.500%	05/15/16		Baa1	1,383	1,405,474
Medivation, Inc.,
Sr. Unsec’d. Notes
2.625%	04/01/17		NR	145	178,350
Meritage Homes Corp.,
Gtd. Notes
1.875%	09/15/32		B1	180	202,163
Microchip Technology, Inc.,
Jr. Sub. Notes
2.125%	12/15/37		NR	100	142,000
Micron Technology, Inc.,
Sr. Unsec’d. Notes
1.500%	08/01/31		NR	182	211,120
1.875%	06/01/27		Ba3	495	523,463
Sr. Unsec’d. Notes, 144A
2.375%	05/01/32		BB-(d)	350	432,469
Microsoft Corp.,
Sr. Unsec’d. Notes, 144A
0.232%(s)	06/15/13	(a)	Aaa	1,300	1,299,188
Molina Healthcare, Inc.,
Sr. Notes, 144A
1.125%	01/15/20		NR	392	392,000
NetApp, Inc.,
Sr. Unsec’d. Notes
1.750%	06/01/13		BBB+(d)	910	992,469
Newmont Mining Corp.,
Gtd. Notes
1.250%	07/15/14		BBB+(d)	265	296,966
Novellus Systems, Inc.,
Gtd. Notes
2.625%	05/15/41		BBB-(d)	360	489,825
Nuance Communications, Inc.,
Sr. Unsec’d. Notes
2.750%	11/01/31		BB-(d)	367	379,157
NuVasive, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/17		NR	518	503,755
Peabody Energy Corp.,
Jr. Sub. Debs.
4.750%	12/15/41	(a)	Ba3	980	798,700

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
priceline.com, Inc.,
Sr. Unsec’d. Notes
1.000%	03/15/18		BBB(d)	825	$909,047
ProLogis LP,
Gtd. Notes, REIT
3.250%	03/15/15		BBB-(d)	245	282,209
Prospect Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/18		BBB(d)	281	291,362
5.875%	01/15/19		BBB(d)	461	479,152
Royal Gold, Inc.,
Sr. Unsec’d. Notes
2.875%	06/15/19		NR	356	375,580
Ryland Group, Inc. (The),
Gtd. Notes
1.625%	05/15/18		B1	219	326,858
salesforce.com, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	04/01/18		NR	940	941,763
Salix Pharmaceuticals Ltd.,
Sr. Notes, 144A
1.500%	03/15/19		NR	480	509,100
SanDisk Corp.,
Sr. Unsec’d. Notes
1.500%	08/15/17	(a)	BB(d)	1,000	1,288,750
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes
4.550%	03/01/18		BB-(d)	170	186,788
SunPower Corp.,
Sr. Unsec’d. Notes
4.500%	03/15/15		NR	284	284,533
Symantec Corp.,
Sr. Unsec’d. Notes
1.000%	06/15/13		BBB(d)	386	497,940
Teva Pharmaceutical Finance Co. LLC,
Gtd. Notes
0.250%	02/01/26		A3	350	363,781
United States Steel Corp.,
Sr. Unsec’d. Notes
2.750%	04/01/19		B1	1,006	1,017,318
4.000%	05/15/14		B1	797	829,378
Vertex Pharmaceuticals, Inc.,
Sr. Sub. Notes
3.350%	10/01/15		NR	651	779,979
WellPoint, Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	10/15/42		A-(d)	641	700,293
Wright Medical Group, Inc.,
Sr. Unsec’d. Notes, 144A
2.000%	08/15/17		NR	425	487,156
Xilinx, Inc.,
Jr. Sub. Notes
3.125%	03/15/37		BBB-(d)	949	1,272,253

					32,138,843

TOTAL CONVERTIBLE BONDS (cost $86,197,730)					89,454,508

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS — 13.4%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
1.625%	02/24/17		A1	275	$279,904
3.250%	11/21/21	(a)	A1	235	248,250
6.420%	03/01/26		A1	75	98,504
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
6.875%	04/01/22	(a)	B1	324	339,390
8.250%	11/01/19	(a)	B1	700	755,125
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
7.625%	08/13/19		A3	300	362,370
Nufarm Australia Ltd.,
Gtd. Notes, 144A
6.375%	10/15/19		Ba3	43	44,075

					2,127,618

Austria
OGX Austria GmbH,
Gtd. Notes
8.375%	04/01/22		B2	200	151,000

Bermuda — 0.1%
Aircastle Ltd.,
Sr. Unsec’d. Notes
7.625%	04/15/20	(a)	Ba3	400	463,000
9.750%	08/01/18		Ba3	100	114,125
Catlin Insurance Co. Ltd.,
Jr. Sub. Notes, 144A
7.249%(c)	07/29/49		BBB+(d)	200	205,500
Seadrill Ltd.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/17		NR	200	202,000
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22		Baa2	100	103,010
6.750%	09/15/40		Baa2	60	66,104
9.875%	03/01/39		Baa2	110	158,223

					1,311,962

Brazil
Banco BTG Pactual SA,
Sr. Unsec’d. Notes, 144A
4.000%	01/16/20		Baa3	210	203,105
Caixa Economica Federal,
Sr. Unsec’d. Notes, 144A
2.375%	11/06/17		Baa2	220	213,709
Centrais Eletricas Brasileiras SA,
Sr. Unsec’d. Notes
5.750%	10/27/21		Baa3	280	298,550

					715,364

Canada — 0.4%
Ainsworth Lumber Co. Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	12/15/17		B2	25	27,250
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17	(a)	Aa3	58	58,087
2.550%	11/06/22		Aa3	340	332,917

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Bank of Nova Scotia,
Sr. Unsec’d. Notes
1.375%	12/18/17		Aa2	350	$349,998
Barrick Gold Corp.,
Sr. Unsec’d. Notes
3.850%	04/01/22		Baa1	160	163,557
5.250%	04/01/42		Baa1	90	90,267
6.950%	04/01/19		Baa1	150	185,205
Bombardier, Inc.,
Sr. Notes, 144A
6.125%	01/15/23		Ba2	68	70,550
Sr. Unsec’d. Notes, 144A
7.750%	03/15/20		Ba2	200	230,000
Brookfield Residential Properties, Inc.,
Gtd. Notes, 144A
6.500%	12/15/20		B2	100	107,000
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.900%	10/01/15		Aa3	69	69,228
1.550%	01/23/18		Aa3	125	125,839
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.250%	03/15/38		Baa1	150	183,522
Canadian Oil Sands Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	04/01/42		Baa2	145	165,127
Canadian Pacific Railway Co.,
Sr. Unsec’d. Notes
7.125%	10/15/31		Baa3	105	134,742
Cascades, Inc.,
Gtd. Notes
7.750%	12/15/17		Ba3	47	49,937
CDP Financial, Inc.,
Gtd. Notes, 144A
4.400%	11/25/19		Aaa	525	601,086
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22		Baa2	885	885,771
4.450%	09/15/42		Baa2	140	137,070
Garda World Security Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	03/15/17		B2	133	142,643
Hydro-Quebec,
Gov’t. Gtd. Notes
8.400%	01/15/22		Aa2	150	214,150
9.400%	02/01/21		Aa2	50	74,075
Inmet Mining Corp.,
Gtd. Notes, 144A
7.500%	06/01/21		B1	85	92,013
8.750%	06/01/20		B1	75	83,250
Kodiak Oil & Gas Corp.,
Gtd. Notes
8.125%	12/01/19		B3	350	395,500
Gtd. Notes, 144A
5.500%	01/15/21		B3	45	47,137
Masonite International Corp.,
Gtd. Notes, 144A
8.250%	04/15/21	(a)	B3	85	94,350

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Mattamy Group Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	11/15/20		B1	73	$72,817
MEG Energy Corp.,
Gtd. Notes, 144A
6.500%	03/15/21	(a)	B1	75	79,875
Mood Media Corp.,
Sr. Unsec’d. Notes, 144A
9.250%	10/15/20		B3	55	60,087
New Gold, Inc.,
Gtd. Notes, 144A
7.000%	04/15/20		B2	30	32,250
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22		B2	40	41,900
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20		B2	160	180,400
Pacific Rubiales Energy Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	03/28/23		Ba2	100	100,900
Precision Drilling Corp.,
Gtd. Notes
6.500%	12/15/21	(a)	Ba1	130	138,775
Province of Ontario Canada,
Sr. Unsec’d. Notes
2.300%	05/10/16		Aa2	175	183,487
Quebecor Media, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/15/23		B2	465	474,300
Royal Bank of Canada,
Covered Bonds
1.200%	09/19/17		Aaa	528	529,718
Sr. Unsec’d. Notes, MTN
0.850%	03/08/16	(a)	Aa3	545	544,936
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
5.950%	12/01/34		Baa1	150	179,190
6.100%	06/01/18		Baa1	650	786,256
6.500%	06/15/38		Baa1	75	95,463
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
5.850%	02/01/37		Baa2	150	162,358
6.250%	02/01/38		Baa2	155	175,136
Taseko Mines Ltd.,
Gtd. Notes
7.750%	04/15/19		B3	35	35,263
Teck Resources Ltd.,
Gtd. Notes
4.500%	01/15/21		Baa2	150	159,515
6.250%	07/15/41		Baa2	155	163,951
Telesat Canada/Telesat LLC,
Sr. Unsec’d. Notes, 144A
6.000%	05/15/17		B3	100	104,500
Thomson Reuters Corp.,
Sr. Unsec’d. Notes
3.950%	09/30/21		Baa1	200	215,721
5.850%	04/15/40		Baa1	100	118,383

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Total Capital Canada Ltd.,
Gtd. Notes
0.683%(c)	01/15/16		Aa1	36	$36,160
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
0.750%	01/15/16		A3	150	149,818
7.250%	08/15/38		A3	125	173,339
Trinidad Drilling Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	01/15/19	(a)	B1	100	107,707
Xstrata Finance Canada Ltd.,
Gtd. Notes, 144A
4.000%	10/25/22		Baa2	500	503,591
6.000%	11/15/41		Baa2	180	189,931

					10,905,998

Cayman Islands — 0.2%
Grupo Aval Ltd.,
Sr. Unsec’d. Notes
4.750%	09/26/22		Baa3	200	200,500
Hutchison Whampoa International 12 II Ltd.,
Gtd. Notes, 144A
3.250%	11/08/22		A3	200	197,250
MAF Global Securities Ltd.,
Gtd. Notes, MTN
5.250%	07/05/19		BBB(d)	200	216,268
Petrobras International Finance Co.,
Gtd. Notes
7.875%	03/15/19		A3	220	267,661
Seagate HDD Cayman,
Gtd. Notes
7.000%	11/01/21	(a)	Ba1	159	172,515
Shelf Drilling Holdings Ltd.,
Sr. Sec’d. Notes, 144A
8.625%	11/01/18		B1	60	63,600
Transocean, Inc.,
Gtd. Notes
3.800%	10/15/22		Baa3	49	48,271
6.375%	12/15/21		Baa3	255	296,890
UPCB Finance III Ltd.,
Sr. Sec’d. Notes, 144A
6.625%	07/01/20	(a)	Ba3	650	698,750
UPCB Finance VI Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	01/15/22		Ba3	370	402,375
Vale Overseas Ltd.,
Gtd. Notes
4.625%	09/15/20	(a)	Baa2	1,475	1,562,218

					4,126,298

Chile
Corpbanca SA,
Sr. Unsec’d. Notes
3.125%	01/15/18		Baa1	200	197,628

Costa Rica
Instituto Costarricense De Electricidad,
Sr. Unsec’d. Notes
6.950%	11/10/21		Baa3	200	227,700

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Croatia
Hrvatska Elektroprivreda,
Sr. Unsec’d. Notes, 144A
6.000%	11/09/17		Ba2	200	$205,907

Curacao
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
3.650%	11/10/21	(a)	A3	860	915,212

Dominican Republic
Banco de Reservas de la Republica Dominicana,
Sub. Notes, 144A
7.000%	02/01/23		B2	150	150,000

Finland
Nokia OYJ,
Sr. Unsec’d. Notes
5.375%	05/15/19	(a)	Ba3	50	47,625
6.625%	05/15/39		Ba3	44	40,150

					87,775

France
France Telecom SA,
Sr. Unsec’d. Notes
5.375%	01/13/42		A3	180	186,580
Societe Generale SA,
Bank Gtd. Notes
2.750%	10/12/17	(a)	A2	250	256,053
Total Capital International SA,
Gtd. Notes
2.700%	01/25/23		Aa1	200	200,676
Total Capital SA,
Gtd. Notes
4.125%	01/28/21		Aa1	440	497,187

					1,140,496

Georgia
Georgian Railway JSC,
Sr. Unsec’d. Notes, 144A
7.750%	07/11/22		BB-(d)	200	235,822

Hungary
Magyar Export-Import Bank RT,
Gov’t. Gtd. Notes, 144A
5.500%	02/12/18		BB(d)	200	199,942

Indonesia
Pertamina Persero PT,
Sr. Unsec’d. Notes
5.250%	05/23/21		Baa3	710	759,700
Sr. Unsec’d. Notes, 144A
6.500%	05/27/41		Baa3	200	216,500

					976,200

Ireland — 0.1%
Ardagh Packaging Finance PLC,
Gtd. Notes, 144A
9.125%	10/15/20	(a)	B3	450	498,375
Sr. Sec’d. Notes, 144A
7.375%	10/15/17	(a)	Ba3	230	251,850
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	10/15/17	(a)	Ba3	500	546,875

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Ireland (cont’d.)
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20	(a)	B3		200	$205,500
Elan Finance PLC/Elan Finance Corp.,
Gtd. Notes, 144A
6.250%	10/15/19		Ba3		200	233,500
Federal Grid Co. OJS via Federal Grid Finance Ltd.,
Unsec’d. Notes, MTN
8.446%	03/13/19		Baa3	RUB	5,000	162,807
Russian Railways via RZD Capital Ltd.,
Sr. Unsec’d. Notes
5.700%	04/05/22		Baa1		940	1,036,350
Russian Railways via RZD Capital PLC,
Sr. Unsec’d. Notes
8.300%	04/02/19		Baa1	RUB	6,000	198,715
XL Group PLC,
Sr. Unsec’d. Notes
6.375%	11/15/24		Baa2		135	163,724

						3,297,696

Kazakhstan
KazMunayGas National Co.,
Gtd. Notes
7.000%	05/05/20		Baa3		140	166,600

Liberia
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
5.250%	11/15/22		Ba1		32	32,400

Luxembourg — 0.3%
ArcelorMittal,
Sr. Unsec’d. Notes
5.000%	02/25/17		Ba1		200	209,300
6.750%	02/25/22	(a)	Ba1		465	508,182
7.500%	10/15/39		Ba1		410	421,275
Intelsat Jackson Holdings SA,
Gtd. Notes
7.250%	10/15/20		B3		250	274,687
7.500%	04/01/21	(a)	B3		675	750,937
Gtd. Notes, 144A
6.625%	12/15/22	(a)	Caa2		1,190	1,259,913
Intelsat Luxembourg SA,
Gtd. Notes
11.250%	02/04/17		Caa3		25	26,625
Gtd. Notes, 144A
8.125%	06/01/23		Caa3		120	121,950
Gtd. Notes, PIK
11.500%	02/04/17		Caa3		790	838,980
Sr. Unsec’d. Notes, 144A
6.750%	06/01/18		Caa3		35	36,050
7.750%	06/01/21		Caa3		210	213,675
MOL Group Finance SA,
Gtd. Notes, MTN
6.250%	09/26/19		BB+(d)		200	202,250
NII International Telecom Sarl,
Gtd. Notes, 144A
11.375%	08/15/19		B2		81	84,645
QGOG Constellation SA,
Gtd. Notes, 144A
6.250%	11/09/19		BB+(d)		200	211,000

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg (cont’d.)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sr. Unsec’d. Notes
7.750%	05/29/18		Baa1	420	$490,350
SES,
Gtd. Notes, 144A
5.300%	04/04/43		Baa2	250	249,247
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	02/01/19	(a)	B1	168	166,320
Tyco International Finance SA,
Gtd. Notes
8.500%	01/15/19		A3	120	154,758
VTB Bank OJSC Via VTB Capital SA,
Sub. Notes, 144A
6.950%	10/17/22		Baa2	200	210,700
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A
7.250%	02/15/18	(a)	Ba3	475	494,594

					6,925,438

Malaysia
Malayan Banking Bhd,
Sub. Notes, MTN
3.250%(c)	09/20/22		BBB+(d)	200	201,754

Marshall Islands
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
Gtd. Notes
9.250%	04/15/19	(a)	B3	86	91,805
Gtd. Notes, 144A
9.250%	04/15/19		B3	43	46,225

					138,030

Mexico — 0.2%
America Movil SAB de CV,
Gtd. Notes
5.000%	10/16/19		A2	200	226,815
5.000%	03/30/20		A2	950	1,068,458
6.125%	03/30/40		A2	100	116,402
Mexichem SAB de CV,
Gtd. Notes, 144A
6.750%	09/19/42		Ba1	230	255,013
Petroleos Mexicanos,
Gtd. Notes
5.500%	01/21/21		Baa1	1,170	1,342,575
6.000%	03/05/20		Baa1	1,010	1,191,800
6.500%	06/02/41		Baa1	1,120	1,318,800

					5,519,863

Netherlands — 0.2%
Basell Finance Co. BV,
Gtd. Notes, 144A
8.100%	03/15/27	(a)	BBB-(d)	88	117,920
Bharti Airtel International Netherlands BV,
Gtd. Notes, 144A
5.125%	03/11/23		BB+(d)	200	201,926
Bluewater Holding BV,
Gtd. Notes, 144A
3.303%(c)	07/17/14		NR	200	194,500

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.875%	02/08/22		Aa2	375	$395,571
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
4.875%	03/06/42		Baa1	325	326,244
Heineken NV,
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17		Baa1	30	29,864
ING Bank NV,
Sr. Unsec’d. Notes, 144A
1.375%	03/07/16		A2	250	248,823
Unsec’d. Notes, 144A
2.000%	09/25/15		A2	200	203,648
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes
6.950%	07/10/42		Baa3	280	327,600
Gtd. Notes, 144A
6.950%	07/10/42		Baa3	240	280,800
KazMunayGas National Co.,
Gtd. Notes
9.125%	07/02/18		Baa3	220	277,174
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21		Baa3	350	414,750
NXP BV/NXP Funding LLC,
Gtd. Notes, 144A
5.750%	02/15/21		B3	250	259,375
Royal Bank of Scotland NV,
Sub. Notes, MTN
0.981%(c)	03/09/15		Ba1	80	76,133
Sensata Technologies BV,
Gtd. Notes, 144A
6.500%	05/15/19		B1	250	269,375
Shell International Finance BV,
Gtd. Notes
2.250%	01/06/23		Aa1	420	408,843
2.375%	08/21/22	(a)	Aa1	655	649,863
4.300%	09/22/19		Aa1	150	173,747
VimpelCom Holdings BV,
Gtd. Notes, 144A
7.504%	03/01/22		Ba3	200	222,560
Zhaikmunai LP Via Zhaikmunai International BV,
Gtd. Notes, 144A
7.125%	11/13/19		B2	200	213,500

					5,292,216

Norway
DNB Bank ASA,
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17		A1	510	540,173
Statoil ASA,
Gtd. Notes
2.450%	01/17/23		Aa2	155	152,480

					692,653

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Panama
AES El Salvador Trust II,
Gtd. Notes, 144A
6.750%	03/28/23		Ba2	220	$221,804

Peru
Alicorp SA,
Sr. Unsec’d. Notes, 144A
3.875%	03/20/23		Baa2	150	149,618
Banco de Credito del Peru,
Sr. Unsec’d. Notes, 144A
4.250%	04/01/23		Baa2	100	99,692
Cia Minera Milpo SAA,
Sr. Unsec’d. Notes, 144A
4.625%	03/28/23		BBB-(d)	200	198,800

					448,110

Spain
Cemex Espana Luxembourg,
Sr. Sec’d. Notes, 144A
9.250%	05/12/20		B(d)	540	596,700
9.875%	04/30/19	(a)	B(d)	150	172,680

					769,380

Sri Lanka
Bank of Ceylon,
Sr. Unsec’d. Notes, 144A
6.875%	05/03/17		B1	200	210,000

Sweden — 0.2%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
3.125%	03/20/17	(a)	Aa3	395	417,673
Sub. Notes, 144A
4.250%	09/21/22		Baa1	295	301,719
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18		A1	685	684,657
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19		Aaa	309	309,896
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes
1.625%	03/21/18	(a)	Aa3	1,170	1,166,781
Swedbank AB,
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18		A2	295	293,838
2.125%	09/29/17		A2	720	728,646

					3,903,210

Switzerland — 0.1%
Credit Suisse,
Sr. Unsec’d. Notes
5.300%	08/13/19		A1	100	117,883
Sub. Notes
5.400%	01/14/20	(a)	Baa2	860	963,940
UBS AG,
Sr. Unsec’d. Notes
5.750%	04/25/18		A2	150	177,699
5.875%	12/20/17		A2	100	118,608

					1,378,130

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Turkey
Turkiye Halk Bankasi A/S,
Sr. Unsec’d. Notes, 144A
3.875%	02/05/20		Baa2	200	$196,500

United Arab Emirates
Dolphin Energy Ltd.,
Sec’d. Notes
5.500%	12/15/21		A1	200	231,250

United Kingdom — 0.6%
Barclays Bank PLC,
Sr. Unsec’d. Notes
2.750%	02/23/15		A2	200	206,547
5.000%	09/22/16		A2	200	224,632
Sub. Notes, 144A
6.050%	12/04/17		Baa3	735	819,242
10.179%	06/12/21		Baa3	125	167,421
BAT International Finance PLC,
Gtd. Notes, 144A
1.400%	06/05/15		A3	50	50,595
3.250%	06/07/22		A3	405	421,016
BP Capital Markets PLC,
Gtd. Notes
1.375%	11/06/17		A2	311	311,413
3.200%	03/11/16		A2	940	1,001,320
3.245%	05/06/22		A2	465	480,404
3.561%	11/01/21		A2	360	382,197
British Telecommunications PLC,
Sr. Unsec’d. Notes
2.000%	06/22/15		Baa2	865	884,972
9.625%	12/15/30		Baa2	50	77,501
CEVA Group PLC,
Sr. Sec’d. Notes, 144A
8.375%	12/01/17		B3	300	309,000
DTEK Finance PLC,
Gtd. Notes, 144A
7.875%	04/04/18		B3	210	206,576
GlaxoSmithKline Capital PLC,
Gtd. Notes
2.850%	05/08/22		A1	815	831,467
Heathrow Funding Ltd.,
Sr. Sec’d. Notes, 144A
2.500%	06/25/15		A-(d)	860	885,533
HSBC Bank PLC,
Sr. Notes, 144A
3.500%	06/28/15		Aa3	200	211,586
4.125%	08/12/20		Aa3	705	775,126
Sr. Unsec’d. Notes, 144A
4.750%	01/19/21		Aa3	300	342,979
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22	(a)	Aa3	250	268,982
4.875%	01/14/22		Aa3	220	251,279
5.100%	04/05/21		Aa3	735	849,271
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/20		B1	850	925,437
8.375%	02/15/19		B1	200	221,250

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
5.625%	02/01/23	(a)	Ba3	150	$155,813
Nationwide Building Society,
Sr. Unsec’d. Notes, 144A
6.250%	02/25/20		A2	175	204,841
Rio Tinto Finance USA PLC,
Gtd. Notes
2.875%	08/21/22		A3	700	685,066
Royal Bank of Scotland Group PLC,
Sub. Notes
6.125%	12/15/22	(a)	Ba3	365	377,519
Schlumberger Oilfield UK PLC,
Gtd. Notes, 144A
4.200%	01/15/21		A1	205	231,375
Standard Bank PLC,
Unsec’d. Notes, MTN, 144A
26.000%	06/07/17		NR	270	253,536
Standard Chartered PLC,
Sr. Unsec’d. Notes, 144A
3.200%	05/12/16	(a)	A2	400	422,900
Sub. Notes, 144A
3.950%	01/11/23		A3	265	263,924
Vedanta Resources PLC,
Sr. Unsec’d. Notes
8.250%	06/07/21		Ba3	200	228,000
Virgin Media Escrow Bonds,
Gtd. Notes
8.375%	10/15/19		Ba2	67	—
Virgin Media Finance PLC,
Gtd. Notes
8.375%	10/15/19		Ba2	67	74,873
Vodafone Group PLC,
Sr. Unsec’d. Notes
1.500%	02/19/18		A3	100	99,742
2.500%	09/26/22		A3	150	144,585
4.375%	02/19/43		A3	325	310,127
WPP Finance 2010,
Gtd. Notes
3.625%	09/07/22	(a)	Baa2	260	258,680

					14,816,727

United States — 10.8%
AbbVie, Inc.,
Gtd. Notes, 144A
1.200%	11/06/15		Baa1	410	413,185
1.750%	11/06/17		Baa1	934	945,358
Sr. Unsec’d. Notes, 144A
4.400%	11/06/42		Baa1	140	141,154
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
6.125%	03/15/21	(a)	B3	48	49,560
Accellent, Inc.,
Sr. Sec’d. Notes
8.375%	02/01/17		B1	400	425,000
Access Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
4.875%	05/15/23		Ba3	300	296,250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19		B3	180	$178,650
ACE INA Holdings, Inc.,
Gtd. Notes
2.700%	03/13/23		A3	170	169,131
ACL I Corp.,
Sr. Unsec’d. Notes
10.625%	02/15/16	(a)	Caa1	166	174,224
Actavis, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22	(a)	Baa3	647	655,857
4.625%	10/01/42		Baa3	55	55,483
ADT Corp. (The),
Sr. Unsec’d. Notes, 144A
4.125%	06/15/23	(a)	Baa2	230	238,654
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/20		B2	81	74,520
AES Corp. (The),
Sr. Unsec’d. Notes
8.000%	10/15/17		Ba3	400	470,500
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22		Baa1	560	547,955
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21		Baa1	180	193,564
AIG Sunamerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32		A2	150	200,057
AK Steel Corp.,
Gtd. Notes
8.375%	04/01/22		B3	76	67,070
Sr. Sec’d. Notes, 144A
8.750%	12/01/18	(a)	B1	105	115,763
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42		A2	70	67,242
6.000%	03/01/39		A2	95	121,310
Alcatel-Lucent USA, Inc.,
Sr. Unsec’d. Notes
6.450%	03/15/29		CCC+(d)	750	577,500
Allison Transmission, Inc.,
Gtd. Notes, 144A
7.125%	05/15/19		B3	300	322,875
Ally Financial, Inc.,
Gtd. Notes
5.500%	02/15/17	(a)	B1	600	649,046
6.250%	12/01/17	(a)	B1	1,270	1,420,245
8.000%	11/01/31		B1	440	556,600
Alpha Natural Resources, Inc.,
Gtd. Notes
6.000%	06/01/19	(a)	B2	140	129,150
9.750%	04/15/18		B2	25	26,813
Alphabet Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
7.750%	11/01/17		Caa1	19	19,807

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
9.625%	10/15/18		B3	101	$106,555
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22		Baa1	735	722,573
4.750%	05/05/21		Baa1	500	565,909
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22		Baa1	475	462,261
AMC Entertainment, Inc.,
Gtd. Notes
9.750%	12/01/20		Caa1	450	519,187
American Achievement Corp.,
Sec’d. Notes, 144A
10.875%	04/15/16		B3	30	29,100
American Airlines 2013-1 Class A Pass-Through Trust,
Equipment Trust, 144A
4.000%	07/15/25		BBB-(d)	200	200,500
American Axle & Manufacturing, Inc.,
Gtd. Notes
7.750%	11/15/19		B2	500	552,500
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		Baa3	245	246,422
American Casino & Entertainment Properties LLC/ACEP Finance Corp,
Sr. Sec’d. Notes
11.000%	06/15/14		B3	75	75,563
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17		A2	250	298,490
American Express Co.,
Sr. Unsec’d. Notes
2.650%	12/02/22		A3	603	590,911
American Honda Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.600%	02/16/18		A1	200	202,395
2.125%	02/28/17		A1	275	285,378
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/58		Baa2	275	370,219
Sr. Unsec’d. Notes
4.875%	09/15/16		Baa1	515	573,097
6.400%	12/15/20		Baa1	1,110	1,374,675
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23	(a)	Baa3	215	213,239
American Tower Trust I,
Sec’d. Notes, 144A
1.551%	03/15/43		Aaa	75	75,292
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42		Baa2	47	48,104
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21		Baa2	210	224,472
Ameristar Casinos, Inc.,
Gtd. Notes
7.500%	04/15/21		B3	100	109,625

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/15/22	(a)	Baa1	250	$266,926
5.650%	06/15/42		Baa1	290	335,163
6.400%	02/01/39		Baa1	137	170,185
Amkor Technology, Inc.,
Gtd. Notes
7.375%	05/01/18	(a)	Ba3	250	261,875
Sr. Unsec’d. Notes
6.625%	06/01/21		Ba3	70	70,700
AmSouth BanCorp,
Sub. Debs.
6.750%	11/01/25		Ba2	170	183,652
Amsurg Corp.,
Gtd. Notes, 144A
5.625%	11/30/20		Ba3	117	123,143
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28		Baa3	250	300,905
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17		Baa3	795	948,922
8.700%	03/15/19		Baa3	100	134,637
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
0.800%	01/15/16		A3	500	500,357
1.250%	01/17/18		A3	180	179,707
4.000%	01/17/43		A3	55	53,778
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22		A3	985	968,182
2.875%	02/15/16		A3	390	413,298
Antero Resources Finance Corp.,
Gtd. Notes, 144A
6.000%	12/01/20	(a)	B2	97	101,365
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44		A3	130	123,352
4.750%	04/15/43		A3	155	158,479
5.100%	09/01/40		A3	145	155,987
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37		Baa2	125	161,467
Appleton Papers, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	06/15/15		B1	125	132,187
ARAMARK Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/20		B3	120	122,700
Arch Coal, Inc.,
Gtd. Notes
7.000%	06/15/19	(a)	B3	130	117,325
Gtd. Notes, 144A
9.875%	06/15/19	(a)	B3	25	25,625
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42		Baa1	75	78,752

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/18		Baa3	26	$26,230
6.000%	04/01/20		Baa3	150	168,059
7.500%	01/15/27		Baa3	100	121,434
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20		Caa2	25	25,687
Ashland, Inc.,
Gtd. Notes, 144A
4.750%	08/15/22	(a)	Ba1	55	55,963
Sr. Unsec’d. Notes, 144A
3.000%	03/15/16		Ba1	69	70,035
3.875%	04/15/18		Ba1	85	86,063
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22	(a)	B2	200	217,250
Associates Corp. of North America,
Sr. Unsec’d. Notes
6.950%	11/01/18		Baa2	97	118,464
AT&T, Inc.,
Sr. Unsec’d. Notes
0.800%	12/01/15		A3	107	106,786
1.700%	06/01/17		A3	485	490,760
3.000%	02/15/22		A3	100	101,174
5.625%	06/15/16		A3	55	62,796
5.800%	02/15/19		A3	200	241,191
Sr. Unsec’d. Notes, 144A
4.300%	12/15/42		A3	1,510	1,406,884
4.350%	06/15/45		A3	250	232,409
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/23		B2	81	80,595
Atmos Energy Corp,
Sr. Unsec’d. Notes
8.500%	03/15/19		Baa1	300	404,761
Audatex North America, Inc.,
Gtd. Notes, 144A
6.750%	06/15/18		Ba2	60	64,350
Avaya, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	04/01/19	(a)	B1	840	821,100
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
8.250%	01/15/19	(a)	B2	650	720,687
9.750%	03/15/20		B2	100	118,001
Gtd. Notes, 144A
4.875%	11/15/17	(a)	B2	51	52,339
5.500%	04/01/23		B2	51	50,873
Ball Corp.,
Gtd. Notes
5.000%	03/15/22		Ba1	200	208,000
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22		Baa1	315	317,612
3.500%	11/15/21		Baa1	110	117,869
Bank of America Corp.,
Jr. Sub. Notes
8.000%(c)	12/29/49	(a)	B1	980	1,101,324

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Notes
1.500%	10/09/15		Baa2	590	$591,949
Sr. Unsec’d. Notes
3.750%	07/12/16		Baa2	1,150	1,223,101
5.625%	10/14/16		Baa2	300	337,939
5.625%	07/01/20		Baa2	150	175,045
5.650%	05/01/18		Baa2	250	289,202
5.750%	12/01/17		Baa2	200	231,332
5.875%	01/05/21		Baa2	180	212,571
6.000%	09/01/17		Baa2	130	150,923
7.625%	06/01/19		Baa2	675	857,438
Sr. Unsec’d. Notes, MTN
1.250%	01/11/16		Baa2	400	398,329
2.000%	01/11/18		Baa2	1,270	1,263,959
3.300%	01/11/23		Baa2	799	787,861
5.000%	05/13/21		Baa2	350	392,319
5.875%	02/07/42		Baa2	270	320,768
Sub. Notes
5.420%	03/15/17		Baa3	400	443,268
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21		Aa3	495	535,715
5.450%	05/15/19		Aa3	100	120,888
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		Baa1	445	475,179
5.700%	05/30/41		Baa1	385	407,949
Basic Energy Services, Inc.,
Gtd. Notes
7.750%	02/15/19		B2	20	20,450
7.750%	10/15/22		B2	53	54,590
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	08/15/17		A2	200	201,947
3.200%	03/15/16		A2	200	212,685
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21		B3	17	18,020
BE Aerospace, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/22		Ba2	200	206,250
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22		Ba2	265	271,625
BellSouth Corp.,
Sr. Unsec’d. Notes
6.875%	10/15/31		A-(d)	14	16,899
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.000%	05/15/22		Aa2	380	387,331
5.750%	01/15/40		Aa2	180	214,172
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.750%	08/15/21		Aa2	350	379,835
4.500%	02/11/43	(a)	Aa2	165	166,347
Berry Plastics Corp.,
Sec’d. Notes
9.500%	05/15/18		Caa1	160	178,600

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	(a)	B1	300	$314,250
7.625%	10/01/19	(a)	B1	75	79,687
Biomet, Inc.,
Gtd. Notes, 144A
6.500%	08/01/20	(a)	B3	625	663,281
6.500%	10/01/20		Caa1	150	154,219
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24		A2	495	719,973
Boise Cascade LLC/Boise Cascade Finance Corp.,
Gtd. Notes, 144A
6.375%	11/01/20		B2	28	29,715
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20		Ba3	100	111,250
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.850%	02/01/23		Baa2	425	449,106
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
7.875%	04/15/22		B3	400	428,000
Brightstar Corp.,
Gtd. Notes, 144A
9.500%	12/01/16		B1	80	85,600
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22		A2	140	132,755
3.250%	08/01/42		A2	40	35,034
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21		Ba3	195	213,037
Bumble Bee Acquisition Corp.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	(a)	B3	489	537,900
Bunge Ltd. Finance Corp.,
Gtd. Notes
4.100%	03/15/16		Baa2	100	106,954
8.500%	06/15/19		Baa2	100	128,900
Burger King Corp.,
Gtd. Notes
9.875%	10/15/18		B3	95	109,131
Burlington Holdings LLC/Burlington Holding Finance, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.000%	02/15/18		Caa2	39	39,585
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.450%	09/15/21		A3	510	541,486
4.450%	03/15/43		A3	135	136,551
5.750%	05/01/40		A3	345	413,321
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	(a)	B1	151	149,301
7.750%	04/15/18	(a)	B1	25	28,031
8.000%	04/15/20	(a)	B1	120	135,000
8.625%	09/15/17		B1	25	29,125

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
8.500%	02/15/20		B3	1,545	$1,525,687
Sr. Sec’d. Notes, 144A
9.000%	02/15/20	(a)	B3	250	251,563
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.875%	07/31/20	(a)	B1	532	582,540
7.875%	01/15/23		B1	500	555,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes, 144A
9.625%	08/01/20		B3	100	112,750
Camden Property Trust,
Sr. Unsec’d. Notes
4.875%	06/15/23		Baa1	245	277,299
5.700%	05/15/17		Baa1	231	264,068
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18		B1	50	50,875
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17	(a)	B3	35	37,887
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		Baa1	955	945,643
Capital One Financial Corp.,
Sr. Unsec’d. Notes
1.000%	11/06/15		Baa1	91	90,661
2.150%	03/23/15		Baa1	255	260,229
4.750%	07/15/21		Baa1	145	163,608
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/43		Baa2	125	122,597
Carolina Power & Light Co.,
First Mortgage
4.100%	03/15/43		A1	145	144,748
5.700%	04/01/35		A1	100	120,911
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17		Ba2	300	351,000
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19		Caa1	75	71,437
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
7.875%	10/15/18		Caa1	88	89,210
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.250%	11/06/17	(a)	A2	130	130,260
2.850%	06/01/22		A2	225	230,498
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.803%	08/15/42		A(d)	200	189,577
CB Richard Ellis Services, Inc.,
Gtd. Notes
6.625%	10/15/20		Ba1	50	54,250
CBS Corp.,
Gtd. Notes
1.950%	07/01/17		Baa2	420	426,958

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.900%	10/15/40		Baa2	100	$110,812
7.875%	09/01/23		Baa2	100	131,137
CCM Merger, Inc.,
Gtd. Notes, 144A
9.125%	05/01/19		Caa2	10	10,250
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23		B1	12	11,640
6.500%	04/30/21		B1	52	54,990
7.375%	06/01/20	(a)	B1	1,295	1,435,831
Sr. Unsec’d. Notes, 144A
5.250%	03/15/21		B1	151	151,000
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19	(a)	B3	500	558,125
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes, 144A
5.250%	03/15/21		B1	48	47,700
Celanese US Holdings LLC,
Gtd. Notes
6.625%	10/15/18		Ba2	75	81,094
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		Baa2	65	65,738
3.950%	10/15/20		Baa2	100	108,192
Cemex Finance LLC,
Sr. Sec’d. Notes
9.375%	10/12/22		B(d)	200	232,500
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41		Baa2	110	137,901
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18		B2	500	515,000
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22		Ba2	500	506,250
Cenveo Corp.,
Sec’d. Notes
8.875%	02/01/18	(a)	B3	275	275,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17		B3	175	187,031
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19	(a)	B1	75	87,281
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21	(a)	Caa3	67	71,857
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
3.225%	09/01/22		A2	100	103,334
Chemtura Corp.,
Gtd. Notes
7.875%	09/01/18	(a)	B1	160	172,800
Chesapeake Energy Corp.,
Gtd. Notes
3.250%	03/15/16		Ba3	25	25,281
5.375%	06/15/21		Ba3	60	60,225
5.750%	03/15/23		Ba3	60	60,825

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.125%	02/15/21	(a)	Ba3	58	$61,697
6.875%	11/15/20		Ba3	210	228,900
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
Gtd. Notes
6.125%	07/15/22	(a)	Ba3	350	375,375
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes, 144A
6.625%	11/15/19		Ba3	110	113,300
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21		B1	1,000	1,116,250
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20	(a)	B3	235	254,975
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22	(a)	Baa2	475	513,118
Cimarex Energy Co.,
Gtd. Notes
5.875%	05/01/22		Ba1	170	182,325
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20		B1	21	21,840
8.750%	03/15/18		B3	35	34,737
Cinemark USA, Inc.,
Gtd. Notes, 144A
5.125%	12/15/22	(a)	B2	30	30,150
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20		A1	480	553,613
5.500%	01/15/40		A1	310	369,918
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	(a)	Ba3	325	347,031
5.250%	03/15/18		Ba3	950	1,026,000
Sr. Unsec’d. Notes, 144A
6.625%	04/01/18	(a)	Ba3	425	484,500
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.500%	07/01/17		Ba2	100	114,625
Citigroup Funding, Inc.,
Sr. Unsec’d. Notes, 144A
16.390%	01/31/22		NR	150	157,924
Sr. Unsec’d. Notes, MTN, 144A
24.000%	05/26/15		NR	200	173,613
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.450%	01/10/17	(a)	Baa2	200	220,187
4.500%	01/14/22		Baa2	620	689,324
4.587%	12/15/15		Baa2	200	216,794
4.750%	05/19/15		Baa2	775	831,329
5.375%	08/09/20		Baa2	220	257,564
5.875%	01/30/42		Baa2	675	806,721
6.125%	11/21/17	(a)	Baa2	300	354,711
8.500%	05/22/19		Baa2	340	452,964
Sub. Notes
0.551%(c)	06/09/16	(a)	Baa3	620	597,931
4.050%	07/30/22		Baa3	335	346,063
Unsec’d. Notes

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.375%	03/01/23		Baa2	192	$193,543
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec’d. Notes, PIK
10.750%	01/15/17	(a)	Caa2	120	132,600
Sr. Sec’d. Notes
7.625%	01/15/16		B1	350	375,813
CKE, Inc.,
Sr. Notes, PIK, 144A
10.500%	03/14/16		Caa1	113	119,895
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19	(a)	Caa2	222	234,210
Sr. Sec’d. Notes, 144A
9.000%	03/15/19		B2	1,106	1,249,780
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.125%	06/01/21		Ba2	75	76,781
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	03/01/21	(a)	Caa1	65	60,694
Sr. Sec’d. Notes, 144A
9.000%	12/15/19	(a)	Caa1	32	30,760
11.250%	03/01/21		Caa1	55	56,375
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
7.625%	03/15/20	(a)	B3	265	276,594
Gtd. Notes, 144A
6.500%	11/15/22	(a)	B1	1,855	1,956,250
Clearwater Paper Corp.,
Gtd. Notes, 144A
4.500%	02/01/23		Ba2	40	39,200
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/01/15		B3	168	181,230
Cleaver-Brooks, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/19		B2	19	20,496
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		Aa3	235	237,142
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21		Baa2	200	236,218
6.500%	08/15/16		Baa2	100	115,093
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		B3	176	172,700
CNL Lifestyle Properties, Inc.,
Gtd. Notes, REIT
7.250%	04/15/19		Ba3	80	80,000
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.150%	04/01/18		Aa3	107	107,129
Coeur d’Alene Mines Corp.,
Gtd. Notes, 144A
7.875%	02/01/21		B3	29	30,523
Coinstar, Inc.,
Gtd. Notes, 144A
6.000%	03/15/19		Ba3	48	49,080

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Colonial Realty LP,
Sr. Unsec’d. Notes
6.250%	06/15/14		Baa3	2,000	$2,112,606
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		A3	200	303,075
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43		A3	75	75,364
4.650%	07/15/42		A3	55	55,971
5.850%	11/15/15		A3	100	113,005
5.900%	03/15/16		A3	100	114,416
6.400%	03/01/40	(a)	A3	455	575,688
6.450%	03/15/37		A3	300	380,558
Commercial Metals Co.,
Sr. Unsec’d. Notes
6.500%	07/15/17		Ba2	65	71,175
7.350%	08/15/18		Ba2	70	77,700
Commonwealth Edison Co.,
First Mortgage
3.400%	09/01/21		A3	435	469,358
CommonWealth REIT,
Sr. Unsec’d. Notes, REIT
6.650%	01/15/18		Baa3	375	430,055
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19		B3	210	221,550
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.300%	01/25/16		Baa2	51	51,403
2.100%	03/15/18		Baa2	34	34,586
3.200%	01/25/23		Baa2	195	194,359
4.650%	01/25/43	(a)	Baa2	175	174,150
Concho Resources, Inc.,
Gtd. Notes
6.500%	01/15/22	(a)	B1	200	218,000
7.000%	01/15/21		B1	100	110,000
Conoco, Inc.,
Sr. Unsec’d. Notes
6.950%	04/15/29		A1	200	270,189
ConocoPhillips,
Gtd. Notes
1.050%	12/15/17		A1	125	124,571
2.400%	12/15/22	(a)	A1	285	279,438
6.500%	02/01/39		A1	240	320,934
CONSOL Energy, Inc.,
Gtd. Notes
6.375%	03/01/21		B1	250	258,125
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.950%	03/01/43		A3	240	236,672
5.850%	04/01/18		A3	240	291,280
Constellation Brands, Inc.,
Gtd. Notes
6.000%	05/01/22		Ba1	35	38,237
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20		A2	150	185,101

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	07/02/18		B1	558	$591,140
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/29/24		Baa2	32	33,440
Continental Resources, Inc.,
Gtd. Notes
7.125%	04/01/21		Ba2	130	147,225
Cornerstone Chemical Co.,
Sr. Sec’d. Notes
9.375%	03/15/18		B3	26	26,520
Corrections Corp. of America,
Sr. Notes, 144A
4.125%	04/01/20		Ba1	23	23,431
Sr. Unsec’d. Notes, 144A
4.625%	05/01/23		Ba1	27	27,641
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes
5.950%	03/15/17		Baa3	800	927,522
COX Communications Inc,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19		Baa2	145	200,200
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20		Caa1	256	255,360
Crosstex Energy LP/Crosstex Energy Finance Corp.,
Gtd. Notes
8.875%	02/15/18		B2	407	440,577
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23		Ba2	66	64,020
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23	(a)	B1	69	70,207
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21	(a)	Ba3	40	44,850
8.625%	02/15/19	(a)	Ba3	405	486,000
CSX Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/44	(a)	Baa2	35	33,064
4.750%	05/30/42		Baa2	130	134,983
6.000%	10/01/36		Baa2	80	95,595
CVR Refining LLC/Coffeyville Finance, Inc.,
Sec’d. Notes, 144A
6.500%	11/01/22	(a)	B2	130	132,925
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	(a)	Baa2	475	468,274
5.750%	05/15/41		Baa2	290	344,361
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, 144A
6.375%	11/15/22		B2	61	63,897
D.R. Horton, Inc.,
Gtd. Notes
4.375%	09/15/22		Ba2	46	45,195
6.500%	04/15/16		Ba2	15	16,650

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Daimler Finance North America LLC,
Gtd. Notes
8.500%	01/18/31		A3	100	$154,841
Gtd. Notes, 144A
1.875%	01/11/18	(a)	A3	150	151,163
2.300%	01/09/15		A3	1,000	1,021,886
2.950%	01/11/17		A3	150	157,354
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.500%	02/15/19	(a)	B2	300	321,750
DaVita Healthcare Partsners, Inc.,
Gtd. Notes
6.625%	11/01/20		B2	200	216,625
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
5.350%	03/15/20		Baa2	340	376,093
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23		Baa3	370	372,000
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		A2	180	181,303
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19	(a)	Caa1	640	664,000
Deluxe Corp.,
Gtd. Notes
7.000%	03/15/19	(a)	Ba2	165	179,025
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20	(a)	B1	300	336,000
Devon Energy Corp.,
Sr. Unsec’d. Notes
1.875%	05/15/17		Baa1	410	413,985
4.000%	07/15/21		Baa1	100	106,730
5.600%	07/15/41		Baa1	65	71,024
6.300%	01/15/19		Baa1	100	120,728
DigitalGlobe, Inc.,
Gtd. Notes, 144A
5.250%	02/01/21		B1	35	34,781
DineEquity, Inc.,
Gtd. Notes
9.500%	10/30/18	(a)	B3	90	102,600
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
1.750%	01/15/18		Baa2	141	139,366
5.150%	03/15/42		Baa2	672	649,429
6.350%	03/15/40		Baa2	170	189,406
6.375%	03/01/41		Baa2	170	190,299
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		Baa3	565	566,698
Discovery Communications LLC,
Gtd. Notes
3.250%	04/01/23	(a)	Baa2	135	136,971
4.375%	06/15/21		Baa2	50	55,120
4.875%	04/01/43		Baa2	325	332,498
5.050%	06/01/20		Baa2	150	173,241

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21	(a)	Ba2	1,375	$1,526,250
7.875%	09/01/19	(a)	Ba2	450	533,250
Sr. Unsec’d. Notes, 144A
5.000%	03/15/23	(a)	Ba2	248	243,970
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18		Caa1	150	153,000
Sec’d. Notes
8.750%	03/15/18		B3	400	446,000
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/21	(a)	Baa2	550	627,779
4.900%	08/01/41		Baa2	205	225,737
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22		Baa2	466	457,986
4.125%	11/15/21		Baa2	490	524,565
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		B3	140	155,400
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
2.000%	01/15/20		Baa1	75	74,015
DTE Electric Co.,
General Ref. Motgage
4.000%	04/01/43		A1	250	250,868
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20		A1	129	148,250
First Ref. Mortgage
6.000%	01/15/38		A1	48	61,399
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17		Baa2	500	504,428
3.050%	08/15/22		Baa2	135	137,437
5.050%	09/15/19		Baa2	770	906,092
Duke Realty LP,
Sr. Unsec’d. Notes, REIT
6.750%	03/15/20		Baa2	313	382,201
7.375%	02/15/15		Baa2	1,350	1,495,529
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21		Ba3	75	80,250
Dynegy Roseton LLC/Danskammer Pass-Through Trust,
Pass-Through Certificates(i)
7.670%	11/08/16		NR	550	11,000
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.375%	11/15/19	(a)	B2	60	63,450
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
2.800%	02/15/23		A2	15	15,234
Eaton Corp.,
Gtd. Notes, 144A
1.500%	11/02/17		Baa1	757	759,172
4.000%	11/02/32		Baa1	24	23,967
Sr. Unsec’d. Notes

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.950%	03/20/19		Baa1	65	$82,022
eBay, Inc.,
Sr. Unsec’d. Notes
4.000%	07/15/42		A2	200	183,499
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.350%	12/08/21		Baa1	200	220,669
EI du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
4.150%	02/15/43		A2	267	271,126
El Paso LLC,
Gtd. Notes
7.250%	06/01/18		Ba2	400	458,947
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		Baa3	120	126,325
Emergency Medical Services Corp.,
Gtd. Notes
8.125%	06/01/19		B3	100	109,750
Endo Health Solutions, Inc.,
Gtd. Notes
7.000%	07/15/19		Ba3	70	74,813
7.250%	01/15/22		Ba3	70	75,250
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sr. Sec’d. Notes
10.000%	12/01/20	(a)	B2	600	680,250
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23	(a)	Baa3	165	164,195
6.500%	02/01/42		Baa3	465	531,320
Energy XXI Gulf Coast, Inc.,
Gtd. Notes
7.750%	06/15/19		B3	80	85,800
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21		A3	370	404,522
Enterprise Products Operating LLC,
Gtd. Notes
4.050%	02/15/22		Baa1	275	298,241
4.450%	02/15/43		Baa1	400	384,637
4.850%	03/15/44		Baa1	185	188,861
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	(a)	A3	544	537,223
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20	(a)	B2	700	808,500
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	(a)	B2	200	221,000
Sr. Sec’d. Notes
6.875%	05/01/19		Ba3	100	109,500
EPE Holdings LLC/EP Energy Bond Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.125%	12/15/17	(a)	B3	43	45,150
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19		Caa1	325	351,813

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20		Ba3	13	$13,097
7.000%	07/15/21		Ba3	75	83,250
ERAC USA Finance LLC,
Gtd. Notes, 144A
1.400%	04/15/16		Baa1	19	19,111
5.625%	03/15/42		Baa1	22	24,526
7.000%	10/15/37		Baa1	150	191,378
Sr. Notes, 144A
4.500%	08/16/21		Baa1	200	220,356
ERP Operating LP,
Sr. Unsec’d. Notes, REIT
4.625%	12/15/21		Baa1	290	325,195
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19		B3	750	791,250
Express Scripts Holding Co.,
Gtd. Notes
4.750%	11/15/21	(a)	Baa3	570	647,128
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes, 144A
6.000%	04/01/21		B2	34	33,873
Felcor Lodging LP,
Sr. Sec’d. Notes, REIT
6.750%	06/01/19		B2	122	132,370
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21		B2	168	173,460
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		B1	51	52,020
First Data Corp.,
Gtd. Notes
12.625%	01/15/21	(a)	Caa1	175	189,656
Gtd. Notes, 144A
11.250%	01/15/21	(a)	Caa1	46	47,840
Sec’d. Notes, 144A
8.250%	01/15/21		Caa1	300	312,000
Sec’d. Notes, PIK, 144A
8.750%	01/15/22	(a)	Caa1	1,225	1,295,437
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	(a)	B1	1,420	1,480,350
Sr. Unsec’d. Notes, 144A
10.625%	06/15/21		Caa1	55	55,619
First Industrial LP,
Sr. Unsec’d. Notes
6.420%	06/01/14		Ba3	2,280	2,378,186
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42		Aa3	130	127,048
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		Baa3	125	116,338
7.450%	07/16/31		Baa3	128	161,884
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.000%	06/12/17	(a)	Baa3	2,105	2,158,848
5.750%	02/01/21		Baa3	250	283,469

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Forest Oil Corp.,
Gtd. Notes
7.250%	06/15/19		B2	50	$50,000
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
3.550%	03/01/22		Baa3	300	298,202
Sr. Unsec’d. Notes, 144A
2.375%	03/15/18		Baa3	15	15,063
3.100%	03/15/20		Baa3	71	71,237
5.450%	03/15/43		Baa3	37	36,567
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20	(a)	Caa1	50	52,875
Sr. Sec’d. Notes, 144A
9.250%	04/15/18		B1	500	548,750
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
5.750%	02/15/21		Ba2	135	148,837
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
5.625%	07/31/19		Ba2	250	274,375
5.875%	01/31/22		Ba2	165	184,181
Frontier Communications Corp.,
Sr. Unsec’d. Notes
7.625%	04/15/24		Ba2	21	21,604
8.750%	04/15/22		Ba2	45	50,063
9.250%	07/01/21	(a)	Ba2	175	200,813
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20	(a)	Ba2	65	70,363
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19		B2	350	369,250
GenCorp, Inc.,
Sec’d. Notes, 144A
7.125%	03/15/21		Ba3	33	34,815
General Cable Corp.,
Gtd. Notes, 144A
5.750%	10/01/22		B1	241	245,820
General Electric Capital Corp.,
Sr. Sec’d. Notes
1.000%	12/11/15		Aa3	58	58,360
2.100%	12/11/19		Aa3	289	293,797
Sr. Unsec’d. Notes
1.625%	04/02/18		A1	500	497,890
2.250%	11/09/15		A1	200	206,839
Sr. Unsec’d. Notes, MTN
3.150%	09/07/22		A1	350	347,762
4.375%	09/16/20	(a)	A1	1,110	1,239,586
4.650%	10/17/21		A1	250	279,888
5.625%	05/01/18	(a)	A1	500	591,735
5.875%	01/14/38		A1	955	1,113,516
6.750%	03/15/32		A1	435	553,709
6.875%	01/10/39		A1	100	131,023
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		Aa3	85	85,007
4.125%	10/09/42	(a)	Aa3	395	396,005

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		Baa1	170	$178,250
Genesis Energy LP/Genesis Energy Finance Corp,
Gtd. Notes, 144A
5.750%	02/15/21		B1	75	77,437
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.875%	10/15/20		B3	325	372,125
Geo Group, Inc. (The),
Gtd. Notes
6.625%	02/15/21		B1	300	329,625
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42		A3	130	130,427
4.300%	03/15/43	(a)	A3	315	316,051
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21		Baa1	590	669,125
GlaxosmithKline Capital, Inc.,
Gtd. Notes
4.200%	03/18/43		A1	140	141,915
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18		A3	1,425	1,444,426
3.625%	01/22/23	(a)	A3	960	966,752
5.150%	01/15/14		A3	250	258,755
5.250%	07/27/21		A3	350	396,574
5.950%	01/18/18		A3	100	116,590
6.250%	02/01/41		A3	380	451,575
Sr. Unsec’d. Notes, MTN
1.600%	11/23/15		A3	100	100,916
7.500%	02/15/19		A3	600	750,640
Sub. Notes
6.750%	10/01/37		Baa1	365	409,015
Goodman Networks, Inc.,
Sr. Sec’d. Notes, 144A
13.125%	07/01/18		B2	100	111,000
Goodrich Corp.,
Sr. Unsec’d. Notes
6.125%	03/01/19		A(d)	150	187,606
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
7.000%	05/15/22	(a)	B1	400	421,500
8.750%	08/15/20		B1	500	572,500
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		Ba3	71	71,887
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19		B3	115	128,800
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20		Caa2	155	165,463
Griffon Corp.,
Gtd. Notes
7.125%	04/01/18		B1	60	64,800

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
GTE Corp.,
Gtd. Notes
6.840%	04/15/18		Baa1	250	$308,945
Gymboree Corp.,
Gtd. Notes
9.125%	12/01/18		Caa2	75	70,594
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
7.000%	09/01/22		B3	350	385,000
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21		A2	100	106,105
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20		Ba3	250	272,187
Harland Clarke Holdings Corp.,
Gtd. Notes
6.000%(c)	05/15/15		Caa1	190	182,400
Sr. Sec’d. Notes, 144A
9.750%	08/01/18	(a)	B1	185	196,100
Harron Communications LP/Harron Finance Corp.,
Sr. Notes, 144A
9.125%	04/01/20		Caa1	50	55,500
Hartford Financial Services Group, Inc.,
Jr. Sub. Debs.
8.125%(c)	06/15/38		Ba1	100	118,625
Sr. Unsec’d. Notes
6.625%	03/30/40		Baa3	185	236,453
Hawk Acquisition Sub, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	10/15/20		B1	615	615,769
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		B3	160	170,600
7.750%	05/15/21	(a)	B3	1,050	1,170,094
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23	(a)	B3	80	83,200
7.500%	02/15/22	(a)	B3	1,200	1,380,000
Sr. Sec’d. Notes
4.750%	05/01/23		Ba3	70	69,650
5.875%	03/15/22		Ba3	415	447,163
6.500%	02/15/20	(a)	Ba3	570	643,031
HCP, Inc.,
Sr. Unsec’d. Notes, MTN
6.300%	09/15/16		Baa1	257	297,627
Sr. Unsec’d. Notes, REIT
2.625%	02/01/20		Baa1	300	301,916
3.150%	08/01/22		Baa1	75	74,166
3.750%	02/01/19		Baa1	815	878,525
HD Supply, Inc.,
Gtd. Notes
10.500%	01/15/21		Caa2	51	53,040
Sr. Sec’d. Notes
8.125%	04/15/19		B1	745	841,850
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20		Caa1	150	157,875

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
HDTFS, Inc.,
Gtd. Notes
6.250%	10/15/22		B2	20	$21,700
Health Management Associates, Inc.,
Sr. Unsec’d. Notes
7.375%	01/15/20		B3	540	592,650
HealthSouth Corp.,
Gtd. Notes
7.750%	09/15/22		B1	362	393,675
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	(a)	B2	629	663,595
7.375%	01/15/21		B2	100	111,250
Gtd. Notes, 144A
4.250%	04/01/18		B2	77	78,444
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29		Baa2	40	51,596
8.125%	02/15/19		Baa2	205	264,763
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.750%	12/01/20		Baa1	100	99,279
4.650%	12/09/21		Baa1	405	419,945
6.000%	09/15/41	(a)	Baa1	405	412,224
Hexion US Finance Corp.,
Sr. Sec’d. Notes
6.625%	04/15/20		Ba3	200	200,500
Sr. Sec’d. Notes, 144A
6.625%	04/15/20	(a)	B-(d)	150	150,375
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sr. Sec’d. Notes
8.875%	02/01/18	(a)	B3	300	310,500
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
7.250%	10/01/20		B3	92	100,510
HilCorp Energy I LP/HilCorp Finance Co.,
Sr. Notes, 144A
7.625%	04/15/21		Ba3	210	231,000
Historic TW, Inc.,
Gtd. Notes
6.625%	05/15/29		Baa2	100	123,512
HJ Heinz Co.,
Sr. Unsec’d. Notes
2.850%	03/01/22		Baa2	75	75,797
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes
8.250%	03/15/18		B1	150	162,375
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20		B2	100	106,375
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.554%(c)	01/15/14		Baa1	818	817,073
5.000%	06/30/15		Baa1	150	162,164
HSBC USA, Inc.,
Sr. Unsec’d. Notes
1.625%	01/16/18		A2	500	499,535

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Hub International Ltd.,
Gtd. Notes, 144A
8.125%	10/15/18	(a)	Caa2	69	$72,623
Humana, Inc.,
Sr. Unsec’d. Notes
4.625%	12/01/42		Baa3	280	268,010
Huntsman International LLC,
Gtd. Notes
8.625%	03/15/21		B2	300	337,500
iGATE Corp.,
Gtd. Notes
9.000%	05/01/16	(a)	B2	52	56,615
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17		Caa1	21	21,499
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.540%(c)	12/21/65	(a)	B2	765	669,375
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42		A1	260	250,723
IMS Health, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/01/20		B3	80	83,400
Inergy Midstream LP/NRGM Finance Corp.,
Gtd. Notes, 144A
6.000%	12/15/20	(a)	B1	32	33,280
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19	(a)	Caa1	520	589,550
ING US, Inc.,
Gtd. Notes, 144A
2.900%	02/15/18		Baa3	725	735,365
Intel Corp.,
Sr. Unsec’d. Notes
4.000%	12/15/32		A1	201	198,559
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/08/18		Aa3	980	984,373
1.950%	07/22/16		Aa3	200	207,455
5.600%	11/30/39		Aa3	150	186,833
International Lease Finance Corp.,
Sr. Unsec’d. Notes
6.250%	05/15/19	(a)	Ba3	1,750	1,916,250
8.250%	12/15/20	(a)	Ba3	200	245,000
8.625%	01/15/22	(a)	Ba3	400	509,000
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41		Baa3	400	465,391
International Wire Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/15/17		B3	48	49,440
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17		Baa1	51	58,406
inVentiv Health, Inc.,
Gtd. Notes, 144A
10.750%	08/15/18		Caa2	184	157,320
11.000%	08/15/18	(a)	Caa2	7	5,985

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sr. Sec’d. Notes, 144A
9.000%	01/15/18		B2	50	$52,500
Isle of Capri Casinos, Inc.,
Gtd. Notes
7.750%	03/15/19		B2	70	76,125
Gtd. Notes, 144A
5.875%	03/15/21		B2	75	75,000
iStar Financial, Inc.,
Sr. Unsec’d. Notes
9.000%	06/01/17	(a)	B3	75	83,813
J.Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19	(a)	Caa1	250	268,750
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17		B2	450	509,063
JBS USA LLC/JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	02/01/20	(a)	Ba3	65	71,013
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.500%	03/15/16		Baa3	150	162,750
6.500%	01/20/43		Baa3	42	44,772
8.500%	07/15/19		Baa3	150	186,737
JM Huber Corp.,
Sr. Notes, 144A
9.875%	11/01/19		B2	49	55,493
JMC Steel Group,
Sr. Notes, 144A
8.250%	03/15/18	(a)	B3	70	74,200
Jo-Ann Stores Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	10/15/19	(a)	Caa1	150	157,500
John Deere Capital Corp.,
Sr. Notes
1.700%	01/15/20		A2	33	32,501
Unsec’d. Notes
1.200%	10/10/17		A2	59	59,117
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
3.750%	12/01/21		Baa1	100	106,235
5.000%	03/30/20		Baa1	100	113,820
K Hovnanian Enterprises, Inc.,
Gtd. Notes
11.875%	10/15/15		Caa3	45	50,625
Sec’d. Notes, 144A
9.125%	11/15/20		Caa2	14	15,593
Sr. Sec’d. Notes, 144A
7.250%	10/15/20	(a)	B3	56	62,020
Kaiser Aluminum Corp.,
Gtd. Notes
8.250%	06/01/20		Ba3	100	112,000
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41		Baa2	175	193,451
KB Home,
Gtd. Notes
7.500%	09/15/22		B2	85	95,413

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kennedy-Wilson, Inc.,
Gtd. Notes
8.750%	04/01/19		B2	65	$70,200
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		Baa3	60	78,636
Key Energy Services, Inc.,
Gtd. Notes
6.750%	03/01/21	(a)	B1	300	312,750
KeyBank NA,
Sr. Unsec’d. Notes
1.650%	02/01/18		A3	340	343,078
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	(a)	Baa1	175	203,738
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
5.000%	08/15/42		Baa2	150	152,063
5.000%	03/01/43		Baa2	470	477,257
6.850%	02/15/20		Baa2	140	175,598
Kinetic Concepts, Inc.,
Sec’d. Notes
10.500%	11/01/18		B3	600	649,500
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
1.625%	06/04/15		Baa2	850	863,096
3.500%	06/06/22	(a)	Baa2	270	282,318
5.000%	06/04/42		Baa2	250	268,054
6.125%	08/23/18		Baa2	100	121,627
Kroger Co. (The),
Gtd. Notes
6.900%	04/15/38		Baa2	150	187,682
Sr. Unsec’d. Notes
2.200%	01/15/17		Baa2	175	180,762
5.000%	04/15/42		Baa2	105	107,418
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17		Baa2	225	227,495
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22		B3	70	76,650
Lennar Corp.,
Gtd. Notes
6.950%	06/01/18		Ba3	100	112,500
Gtd. Notes, 144A
4.750%	11/15/22		Ba3	50	49,000
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
11.875%	02/01/19	(a)	Caa2	75	87,937
Sr. Unsec’d. Notes, 144A
8.875%	06/01/19		Caa2	100	109,250
Level 3 Financing, Inc.,
Gtd. Notes
8.125%	07/01/19		B3	125	137,500
8.625%	07/15/20	(a)	B3	1,200	1,338,000
LG&E and KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15		Baa2	600	614,158

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Liberty Interactive LLC,
Sr. Unsec’d. Notes
8.250%	02/01/30		B2	75	$82,500
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		Baa2	75	82,315
7.800%	03/15/37		Baa3	325	378,625
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26		Baa2	200	254,702
Liberty Property LP,
Sr. Unsec’d. Notes, REIT
3.375%	06/15/23		Baa1	140	138,991
Liberty Tire Recycling,
Gtd. Notes, 144A
11.000%	10/01/16		Caa2	31	30,690
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21		Baa2	50	56,389
8.750%	07/01/19		Baa2	85	115,209
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/21		B2	700	750,750
Gtd. Notes, 144A
6.250%	11/01/19	(a)	B2	100	102,250
Local TV Finance LLC,
Sr. Unsec’d. Notes, 144A
9.250%	06/15/15		Caa2	175	176,313
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21		Baa1	515	540,573
Unsec’d. Notes, 144A
4.070%	12/15/42		Baa1	298	272,543
Ltd. Brands, Inc.,
Gtd. Notes
6.625%	04/01/21		Ba1	367	414,710
Lynx I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/21	(a)	Ba3	550	572,000
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18		B3	129	143,190
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
5.125%	01/15/15		Baa2	211	224,420
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	(a)	Baa3	74	71,617
4.300%	02/15/43	(a)	Baa3	225	206,235
5.125%	01/15/42		Baa3	40	41,743
5.900%	12/01/16		Baa3	334	388,048
7.450%	07/15/17		Baa3	195	239,717
Manitowoc Co., Inc. (The),
Gtd. Notes
8.500%	11/01/20		B3	180	203,400
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		Baa2	260	323,277

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18	(a)	B2	500	$515,000
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		Baa2	320	321,214
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23	(a)	Ba3	55	53,831
6.250%	06/15/22		Ba3	127	136,843
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	02/15/21		B3	56	56,560
Masco Corp.,
Sr. Unsec’d. Notes
5.950%	03/15/22		Ba3	25	28,121
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.500%	10/17/22		Aa2	184	180,026
Sr. Sec’d. Notes, 144A
3.125%	04/14/16		Aa2	180	191,367
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		Ba3	38	37,620
Mcgraw-Hill Global Education Holdings LLC/Mcgraw-Hill Global Education Finance,
Sr. Sec’d. Notes, 144A
9.750%	04/01/21		B2	38	37,620
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		Baa3	25	24,789
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/15		Baa3	800	834,074
4.125%	09/15/20		Baa3	330	359,469
Media General, Inc.,
Sr. Sec’d. Notes
11.750%	02/15/17		Caa1	125	141,563
Mediacom LLC/Mediacom Capital Corp.,
Sr. Unsec’d. Notes
7.250%	02/15/22	(a)	B3	75	82,500
9.125%	08/15/19		B3	41	45,766
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.400%	09/15/22		A1	70	69,478
3.600%	09/15/42		A1	285	270,101
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		B1	67	74,621
7.150%	04/15/20		B1	18	20,070
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42		A3	450	421,240
4.750%	02/08/21		A3	290	331,801
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20		B1	170	177,650
Gtd. Notes, 144A
6.250%	04/01/21	(a)	B1	217	220,797

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.500%	09/29/15		Aa3	300	$311,795
3.875%	04/11/22		Aa3	560	604,962
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21	(a)	B3	155	162,556
7.625%	01/15/17	(a)	B3	570	632,700
7.750%	03/15/22	(a)	B3	525	582,750
8.625%	02/01/19	(a)	B3	580	675,700
Gtd. Notes, 144A
6.750%	10/01/20	(a)	B3	125	132,500
Michael Foods, Inc.,
Gtd. Notes
9.750%	07/15/18	(a)	B3	200	222,500
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17		Aaa	46	45,834
3.500%	11/15/42	(a)	Aaa	485	447,876
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		Baa1	130	161,579
Midstates Petroleum Co., Inc./Midstates Petroleum Co., LLC,
Gtd. Notes, 144A
10.750%	10/01/20		Caa1	51	56,610
Milacron LLC/Mcron Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	02/15/21		Caa1	73	75,464
Mondelez International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20		Baa2	550	654,377
6.500%	08/11/17		Baa2	100	120,745
Morgan Stanley,
Sr. Unsec’d. Notes
1.750%	02/25/16		Baa1	1,312	1,322,217
5.750%	01/25/21		Baa1	855	988,028
6.375%	07/24/42		Baa1	175	210,254
Sr. Unsec’d. Notes, MTN
5.500%	01/26/20	(a)	Baa1	150	171,863
5.500%	07/28/21		Baa1	450	515,884
5.550%	04/27/17		Baa1	620	701,009
5.750%	10/18/16		Baa1	100	112,745
7.300%	05/13/19		Baa1	600	742,487
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		Baa1	170	178,966
MultiPlan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18		Caa1	125	138,906
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23		Baa3	280	275,710
7.875%	07/15/20		Baa3	400	466,766
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		Baa2	205	213,972
5.000%	09/15/20		Baa2	100	106,658

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
National Mentor Holdings, Inc.,
Gtd. Notes, 144A
12.500%	02/15/18		Caa2	100	$108,000
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17		A2	37	37,158
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes, 144A
7.875%	10/01/20		B2	67	74,035
9.625%	05/01/19		B2	65	74,425
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
9.375%	08/15/39		A3	100	144,753
NBCUniversal Enterprise Inc,
Gtd. Notes, 144A
1.662%	04/15/18	(a)	A3	890	891,578
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
4.375%	04/01/21		A3	300	337,545
5.150%	04/30/20		A3	100	118,516
6.400%	04/30/40		A3	103	130,592
NCR Corp.,
Gtd. Notes, 144A
5.000%	07/15/22		Ba3	26	26,065
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.,
Sr. Notes, PIK, 144A
10.000%	02/15/18		Caa2	20	19,900
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	02/01/21	(a)	Ba3	71	70,467
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/22		Ba1	65	68,737
Nevada Power Co.,
General Ref. Motgage
6.650%	04/01/36		Baa1	100	133,571
7.125%	03/15/19		Baa1	275	355,384
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29		CCC(d)	42	33,653
8.000%	05/01/31	(a)	CCC(d)	150	121,500
New York Life Global Funding,
Sec’d. Notes, 144A
0.800%	02/12/16		Aaa	225	224,341
1.650%	05/15/17		Aaa	200	202,998
Sr. Sec’d. Notes, 144A
2.450%	07/14/16		Aaa	150	157,379
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.750%	01/30/22		Ba1	200	214,000
News America, Inc.,
Gtd. Notes
6.150%	03/01/37		Baa1	335	393,059
6.150%	02/15/41		Baa1	50	59,873
9.500%	07/15/24		Baa1	200	287,942
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
6.875%	11/15/20		Caa1	135	142,425

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.,
Sec’d. Notes
8.875%	04/15/17		B3	50	$55,000
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.200%	06/01/15		Baa1	59	59,441
NFR Energy LLC/NFR Energy Finance Corp.,
Gtd. Notes
9.750%	02/15/17	(a)	Caa2	80	80,600
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
9.625%	06/01/19	(a)	Ba3	325	364,000
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	(a)	Caa1	500	360,000
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21		Baa3	195	214,678
5.800%	02/01/42		Baa3	140	156,859
5.950%	06/15/41		Baa3	145	164,810
6.250%	12/15/40		Baa3	75	88,589
Nissan Motor Acceptance Corp.,
Unsec’d. Notes, 144A
1.800%	03/15/18		A3	267	267,712
Noranda Aluminum Acquisition Corp.,
Gtd. Notes, 144A
11.000%	06/01/19		Caa1	35	35,000
Gtd. Notes, PIK
4.524%(c)	05/15/15		CCC+(d)	150	150,000
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
6.000%	03/15/2105		Baa1	100	121,454
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21		Caa1	65	72,150
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18	(a)	B1	550	625,625
7.875%	05/15/21		B1	325	361,563
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20		Ba3	100	101,250
Oglethorpe Power Corp.,
First Mortgage
5.375%	11/01/40		Baa1	190	217,423
Ohio Power Co.,
Sr. Unsec’d. Notes
5.375%	10/01/21		Baa1	140	168,505
6.600%	03/01/33		Baa1	75	96,380
Oil States International, Inc.,
Gtd. Notes
6.500%	06/01/19		Ba3	170	181,900
Gtd. Notes, 144A
5.125%	01/15/23		Ba3	20	20,000
Olin Corp.,
Sr. Unsec’d. Notes
5.500%	08/15/22		Ba1	105	108,544

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Omnicare, Inc.,
Gtd. Notes
7.750%	06/01/20		Ba3	125	$138,437
OMNOVA Solutions, Inc.,
Gtd. Notes
7.875%	11/01/18	(a)	B2	70	74,550
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16		Baa2	525	554,619
Onex USI Aquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21		Caa2	71	71,177
Oppenheimer Holdings, Inc.,
Sr. Sec’d. Notes
8.750%	04/15/18		B2	70	75,250
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22		A1	1,533	1,504,965
6.500%	04/15/38		A1	100	133,524
Oshkosh Corp.,
Gtd. Notes
8.500%	03/01/20	(a)	B1	400	448,000
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.800%	02/08/16		A1	83	82,874
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.450%	04/15/42	(a)	A3	270	282,189
6.050%	03/01/34		A3	260	325,237
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		A3	50	72,815
PacifiCorp,
First Mortgage
2.950%	02/01/22	(a)	A2	1,135	1,183,545
Party City Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/20	(a)	Caa1	400	439,000
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	02/15/20		Ba3	91	100,100
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	(a)	Ba1	605	629,200
Peco Energy Co.,
First Mortgage
2.375%	09/15/22		A1	150	150,201
Penske Automotive Group, Inc.,
Gtd. Notes, 144A
5.750%	10/01/22		B2	100	104,250
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.875%	07/17/18		Baa3	40	40,851
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/01/23		Aa3	605	605,564
PetroLogistics LP/PetroLogistics Finance Corp,
Sr. Unsec’d. Notes, 144A
6.250%	04/01/20		B2	50	50,313

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Pfizer, Inc.,
Sr. Unsec’d. Notes
6.200%	03/15/19	(a)	A1	670	$841,003
PH Glatfelter Co.,
Gtd. Notes
5.375%	10/15/20		Ba1	92	96,370
PHI, Inc.,
Gtd. Notes
8.625%	10/15/18		B2	75	81,563
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.125%	03/04/43		A2	335	323,532
4.375%	11/15/41		A2	360	362,628
Phillips 66,
Gtd. Notes
4.300%	04/01/22		Baa1	690	757,456
5.875%	05/01/42		Baa1	125	146,819
Pilgrim’s Pride Corp.,
Gtd. Notes
7.875%	12/15/18		Caa1	100	108,125
Pinnacle Entertainment, Inc.,
Gtd. Notes
8.750%	05/15/20	(a)	B3	70	76,913
Pioneer Energy Services Corp.,
Gtd. Notes
9.875%	03/15/18		B2	75	82,125
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/20		Baa2	615	738,590
Plains Exploration & Production Co.,
Gtd. Notes
6.500%	11/15/20		B1	926	1,023,230
6.875%	02/15/23	(a)	B1	101	114,383
Plastipak Holdings, Inc.,
Sr. Notes, 144A
10.625%	08/15/19		B3	60	68,700
PNC Bank NA,
Sub. Notes
2.700%	11/01/22		A3	820	796,372
2.950%	01/30/23		A3	250	248,536
PNC Funding Corp.,
Bank Gtd. Notes
4.375%	08/11/20		A3	150	169,442
5.125%	02/08/20		A3	150	175,570
Polymer Group, Inc.,
Sr. Sec’d. Notes
7.750%	02/01/19		B1	100	109,000
PolyOne Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/20		Ba3	200	221,000
Sr. Unsec’d. Notes, 144A
5.250%	03/15/23	(a)	Ba3	115	115,863
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22		B1	200	218,750
Potomac Electric Power Co.,
First Mortgage
7.900%	12/15/38		A3	75	119,512

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
PPG Industries, Inc.,
Sr. Unsec’d. Notes
6.650%	03/15/18		Baa1	360	$444,156
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22		Baa3	320	322,362
4.200%	06/15/22		Baa3	220	231,855
PPL Electric Utilities Corp.,
First Mortgage
2.500%	09/01/22		A3	52	52,091
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19		Caa1	35	39,113
Principal Financial Group, Inc.,
Gtd. Notes
1.850%	11/15/17		A3	26	26,271
8.875%	05/15/19		A3	200	272,096
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.000%	12/11/15		Aa3	94	94,259
Private Export Funding Corp.,
Gov’t. Gtd. Notes
2.125%	07/15/16		Aaa	2,000	2,105,664
4.375%	03/15/19		Aaa	1,225	1,444,809
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34		Aa3	100	129,598
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		Baa2	320	326,064
PSEG Power LLC,
Gtd. Notes
5.125%	04/15/20		Baa1	100	113,662
Public Service Co. of Colorado,
First Mortgage
2.250%	09/15/22		A2	31	30,585
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42		A1	56	53,846
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	(a)	Ba1	48	49,200
5.375%	10/01/22	(a)	Ba1	300	311,250
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		Baa2	180	196,988
Qwest Capital Funding, Inc.,
Gtd. Notes
7.750%	02/15/31		Ba1	100	100,767
Qwest Communications International, Inc.,
Gtd. Notes
7.125%	04/01/18		Ba1	15	15,600
Radiation Therapy Services, Inc.,
Sec’d. Notes
8.875%	01/15/17		B1	350	341,250
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18		B1	70	74,025

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Range Resources Corp.,
Gtd. Notes
6.750%	08/01/20		Ba3	130	$143,000
Gtd. Notes, 144A
5.000%	03/15/23		Ba3	52	53,170
Realogy Group LLC,
Sr. Sec’d. Notes, 144A
7.625%	01/15/20		B1	400	451,000
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	02/01/25		B3	27	26,527
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.500%	04/15/23		B1	225	240,750
Republic Services, Inc.,
Gtd. Notes
5.500%	09/15/19		Baa3	330	391,764
Resolute Forest Products,
Sr. Sec’d. Notes
10.250%	10/15/18		Ba3	300	344,250
Revlon Consumer Products Corp.,
Gtd. Notes, 144A
5.750%	02/15/21		B1	75	75,281
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19	(a)	Caa2	1,500	1,586,250
9.875%	08/15/19		Caa2	440	482,350
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	B1	355	361,656
7.125%	04/15/19		B1	300	322,125
RHP Hotel Properties LP/RHP Finance Corp,
Gtd. Notes, 144A
5.000%	04/15/21		B1	77	77,096
Rite Aid Corp.,
Gtd. Notes
9.500%	06/15/17	(a)	Caa2	500	524,375
Sec’d. Notes
7.500%	03/01/17	(a)	B3	450	462,937
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19		B3	70	76,475
ROC Finance LLC/ROC Finance 1 Corp.,
Sec’d. Notes, 144A
12.125%	09/01/18		Caa2	120	139,200
Roche Holdings, Inc.,
Gtd. Notes, 144A
7.000%	03/01/39		A1	130	188,741
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.000%	01/15/19		Ba2	50	49,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc.,
Gtd. Notes, 144A
10.000%	06/01/20		B3	65	73,450
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
7.250%	05/15/18		Ba3	50	52,563
7.875%	03/15/21		Ba3	35	36,487

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.875%	03/01/18		B1	56	$56,840
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
3.500%	06/01/17		Baa1	622	665,361
Ryerson, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	10/15/17		Caa2	70	76,475
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
1.850%	01/15/15		Baa1	800	812,898
2.450%	01/15/17		Baa1	620	645,416
Sabre, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19		B1	590	640,150
Samson Investment Co.,
Sr. Unsec’d. Notes, 144A
9.750%	02/15/20	(a)	B3	310	329,375
Samsung Electronics America, Inc.,
Gtd. Notes, 144A
1.750%	04/10/17		A1	265	268,789
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		B2	500	520,000
SBA Telecommunications, Inc.,
Gtd. Notes, 144A
5.750%	07/15/20		B1	70	72,800
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.625%	12/15/20		B1	250	272,500
Sealed Air Corp.,
Gtd. Notes, 144A
6.500%	12/01/20	(a)	B1	55	60,225
8.125%	09/15/19		B1	125	141,406
8.375%	09/15/21		B1	250	286,250
Sr. Notes, 144A
5.250%	04/01/23		B1	37	37,139
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17		Baa1	735	763,957
2.875%	10/01/22	(a)	Baa1	363	361,982
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18		B2	140	149,800
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20	(a)	Caa1	450	467,437
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21		Ba3	85	101,681
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.250%	02/15/18		B3	70	75,775
Sidewinder Drilling, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	11/15/19		B3	40	40,200

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sierra Pacific Power Co.,
General Ref. Motgage
6.000%	05/15/16		Baa1	500	$576,954
Simon Property Group LP,
Sr. Unsec’d. Notes, REIT
2.750%	02/01/23		A3	255	250,470
6.125%	05/30/18		A3	150	183,266
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.375%	04/01/21		B1	38	37,715
Sr. Unsec’d. Notes, 144A
6.125%	10/01/22		B1	125	130,937
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.250%	08/15/22		B1	30	30,675
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18		Caa2	150	98,250
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21	(a)	B3	75	75,094
Sky Growth Acquisition Corp.,
Gtd. Notes, 144A
7.375%	10/15/20		Caa1	45	47,587
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21	(a)	B1	300	327,750
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
7.750%	07/01/17		B1	95	110,081
Southern California Edison Co.,
First Ref. Mortgage
3.900%	03/15/43		A1	235	232,125
Spectra Energy Capital LLC,
Gtd. Notes
8.000%	10/01/19		Baa2	260	342,946
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.625%	11/15/22		B3	75	81,375
Spectrum Brands, Inc.,
Gtd. Notes
6.750%	03/15/20		B3	100	107,875
Speedway Motorsports, Inc.,
Gtd. Notes, 144A
6.750%	02/01/19		Ba2	140	149,450
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	(a)	B3	2,000	2,385,000
Sprint Nextel Corp.,
Gtd. Notes, 144A
7.000%	03/01/20		Ba3	350	407,750
9.000%	11/15/18		Ba3	450	556,313
Sr. Unsec’d. Notes
7.000%	08/15/20	(a)	B3	1,000	1,100,000
SquareTwo Financial Corp.,
Sec’d. Notes
11.625%	04/01/17	(a)	B2	75	76,313

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
St. Jude Medical, Inc.,
Sr. Unsec’d. Notes
4.750%	04/15/43		Baa1	165	$168,166
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18	(a)	B3	100	117,750
8.375%	01/15/21		B3	25	29,594
State Street Corp.,
Sr. Unsec’d. Notes
4.375%	03/07/21		A1	100	113,955
Steel Dynamics, Inc.,
Gtd. Notes, 144A
6.375%	08/15/22		Ba2	145	156,600
Sr. Unsec’d. Notes, 144A
5.250%	04/15/23		Ba2	55	55,756
Stone Energy Corp.,
Gtd. Notes
7.500%	11/15/22		B3	150	163,875
SunGard Data Systems, Inc.,
Gtd. Notes
7.625%	11/15/20	(a)	Caa1	150	162,563
Gtd. Notes, 144A
6.625%	11/01/19	(a)	Caa1	450	464,625
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.500%	01/20/17		Baa1	270	289,103
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
8.000%	05/01/16	(a)	Caa1	220	228,800
Swift Energy Co.,
Gtd. Notes
7.875%	03/01/22	(a)	B3	50	52,250
8.875%	01/15/20	(a)	B3	195	211,819
Gtd. Notes, 144A
7.875%	03/01/22		B3	70	73,150
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42		A1	225	217,384
Talos Production LLC/Talos Production Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	02/15/18		Caa1	66	65,340
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22		A3	365	366,246
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
5.250%	05/01/23		Ba3	125	130,000
Target Corp.,
Sr. Unsec’d. Notes
4.000%	07/01/42	(a)	A2	105	102,168
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
7.750%	04/15/20	(a)	B2	60	64,350
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		A3	200	270,628
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		Baa2	100	115,848

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18		Ba3	60	$66,600
8.875%	07/01/19		Ba3	70	78,750
Sr. Sec’d. Notes, 144A
4.500%	04/01/21		Ba3	58	56,840
4.750%	06/01/20	(a)	Ba3	325	326,625
Sr. Unsec’d. Notes
8.000%	08/01/20	(a)	B3	828	913,905
Terex Corp.,
Gtd. Notes
6.500%	04/01/20	(a)	B3	200	213,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	10/01/20	(a)	B1	170	179,350
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		Baa1	185	184,860
Thermadyne Holdings Corp.,
Sr. Sec’d. Notes
9.000%	12/15/17		B2	145	158,050
Time Warner Cable, Inc.,
Gtd. Notes
4.125%	02/15/21		Baa2	300	321,983
5.500%	09/01/41		Baa2	510	524,105
5.875%	11/15/40		Baa2	360	383,833
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	03/15/23		Baa2	140	191,406
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21	(a)	Baa2	540	611,234
6.200%	03/15/40		Baa2	365	424,639
Titan International, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	10/01/17		B1	105	113,006
Toll Brothers Finance Corp.,
Gtd. Notes
5.875%	02/15/22		Ba1	47	52,552
6.750%	11/01/19		Ba1	25	29,171
Tops Holding Corp./Tops Markets LLC,
Sr. Sec’d. Notes, 144A
8.875%	12/15/17		B3	70	76,825
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes
0.875%	07/17/15		Aa3	740	744,686
Sr. Unsec’d. Notes, MTN
1.250%	10/05/17		Aa3	86	85,906
4.250%	01/11/21		Aa3	325	369,637
TransDigm, Inc.,
Gtd. Notes, 144A
5.500%	10/15/20		B3	150	156,375
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.125%	06/15/18		Caa1	54	57,645
Tronox Finance LLC,
Gtd. Notes, 144A
6.375%	08/15/20	(a)	B2	125	121,250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Tutor Perini Corp.,
Gtd. Notes
7.625%	11/01/18		B1	170	$178,500
UCI International, Inc.,
Gtd. Notes
8.625%	02/15/19		B3	200	207,000
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		Caa1	50	51,250
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		B2	285	298,537
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22		Aa3	43	42,751
United Rentals North America, Inc.,
Gtd. Notes
7.375%	05/15/20	(a)	B3	1,000	1,110,000
8.375%	09/15/20	(a)	Caa1	250	278,750
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	04/01/21		B1	38	39,045
7.500%	03/15/22		B1	69	72,277
United Surgical Partners International, Inc.,
Gtd. Notes
9.000%	04/01/20		Caa1	250	283,125
United Surgical Partners, Inc.,
Sr. Unsec’d. Notes
9.000%	04/01/20		Caa1	130	147,225
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		A2	370	394,371
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		A3	29	28,606
4.700%	02/15/21		A3	150	172,172
5.700%	10/15/40		A3	425	502,783
5.800%	03/15/36		A3	100	118,803
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21	(a)	Caa2	75	81,000
Sr. Sec’d. Notes, 144A
6.750%	09/15/22	(a)	B2	50	54,000
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	12/03/26		Ba1	63	65,835
US Bancorp,
Sub. Notes, MTN
2.950%	07/15/22		A2	475	472,732
US Coatings Acquisition, Inc./Flash Dutch 2 BV,
Gtd. Notes, 144A
7.375%	05/01/21	(a)	Caa1	150	157,875
Vail Resorts, Inc.,
Gtd. Notes
6.500%	05/01/19		Ba3	150	160,969
Valassis Communications, Inc.,
Gtd. Notes
6.625%	02/01/21		Ba3	90	96,075

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.750%	08/15/21		B1	100	$106,500
6.875%	12/01/18		B1	150	161,156
7.000%	10/01/20		B1	1,105	1,190,637
Sr. Notes, 144A
6.375%	10/15/20		B1	20	21,087
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes
7.750%	02/01/19	(a)	B3	190	203,300
8.000%	02/01/18	(a)	B3	135	143,606
Vanguard Natural Resources LLC/VNR Finance Corp.,
Gtd. Notes
7.875%	04/01/20		B3	133	142,643
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
4.250%	03/01/22		Baa2	550	590,847
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22		A3	620	586,372
3.850%	11/01/42		A3	825	713,535
5.500%	02/15/18		A3	100	117,547
5.550%	02/15/16		A3	100	112,813
5.850%	09/15/35		A3	100	114,781
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30		A3	250	341,527
Verizon Pennsylvania, Inc.,
Gtd. Notes
8.350%	12/15/30		A-(d)	300	400,859
Viacom, Inc.,
Sr. Unsec’d. Notes
3.250%	03/15/23		Baa1	96	96,413
Sr. Unsec’d. Notes, 144A
4.375%	03/15/43		Baa1	5	4,619
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19		B1	23	24,035
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23		A3	150	152,564
2.950%	01/15/22		A3	325	340,677
VPI Escrow Corp.,
Gtd. Notes, 144A
6.375%	10/15/20	(a)	B1	125	131,719
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21		Ba3	284	334,410
VWR Funding, Inc.,
Gtd. Notes, 144A
7.250%	09/15/17		Caa1	50	52,937
W&T Offshore, Inc.,
Gtd. Notes
8.500%	06/15/19	(a)	B3	195	212,063
Wachovia Capital Trust III,
Ltd. Gtd. Notes
5.570%(c)	03/29/49	(a)	Baa3	395	396,383

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	(a)	Baa1	69	$69,843
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
5.000%	10/25/40		Aa2	490	561,517
Walt Disney Co. (The),
Sr. Unsec’d. Notes
2.750%	08/16/21		A2	100	102,952
Walter Energy, Inc.,
Gtd. Notes, 144A
8.500%	04/15/21		B3	54	54,945
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22		Baa3	54	53,431
7.375%	03/11/19		Baa3	80	101,272
Watco Cos. LLC/Watco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23		B3	56	57,610
WCI Finance LLC/WEA Finance LLC,
Gtd. Notes, 144A
5.700%	10/01/16		A2	150	171,513
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
3.375%	10/03/22		A2	216	219,803
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23		Baa2	140	141,868
4.625%	05/15/42		Baa2	185	185,729
7.000%	02/15/19		Baa2	130	162,578
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20		B2	25	26,375
Wells Fargo & Co.,
Sr. Unsec’d. Notes
1.500%	01/16/18		A2	115	114,761
3.676%	06/15/16		A2	2,140	2,314,010
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	(a)	A2	1,670	1,755,167
4.600%	04/01/21		A2	600	685,232
Sub. Notes
3.450%	02/13/23		A3	735	739,939
Wells Fargo Bank NA,
Sub. Notes
5.750%	05/16/16		A1	250	284,854
Western Refining, Inc.,
Gtd. Notes, 144A
6.250%	04/01/21		B2	29	29,653
WEX, Inc.,
Gtd. Notes, 144A
4.750%	02/01/23		Ba3	35	33,863
Weyerhaeuser Co.,
Sr. Unsec’d. Notes, REIT
8.500%	01/15/25		Ba1	90	122,050
Windstream Corp.,
Gtd. Notes
7.000%	03/15/19	(a)	B1	40	40,850
7.750%	10/01/21	(a)	B1	1,040	1,133,600
8.125%	09/01/18		B1	50	54,750

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Gtd. Notes, 144A
6.375%	08/01/23		B1	96	$95,280
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
3.650%	12/15/42		A2	44	42,223
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
6.000%	01/15/21		Ba2	430	450,425
Wok Acquisition Corp.,
Gtd. Notes, 144A
10.250%	06/30/20		Caa1	85	90,950
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22	(a)	Ba1	825	864,187
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20		Baa1	625	731,481
6.500%	07/01/36		Baa1	140	186,722
Xerox Corp.,
Sr. Unsec’d. Notes
5.625%	12/15/19		Baa2	150	171,432
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20		Caa1	90	105,975
Sr. Sec’d. Notes
8.125%	01/01/20		B1	30	33,600
Zoetis, Inc.,
Sr. Unsec’d. Notes, 144A
1.875%	02/01/18		Baa2	41	41,264

					280,148,677

Venezuela — 0.1%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27		B+(d)	945	652,050
8.500%	11/02/17		B+(d)	336	326,760
9.000%	11/17/21		B+(d)	87	82,117
9.750%	05/17/35		B2	141	133,899
Sr. Unsec’d. Notes
4.900%	10/28/14		NR	250	240,625
8.500%	11/02/17		B+(d)	499	485,277

					1,920,728

TOTAL CORPORATE BONDS (cost $345,729,241)					350,186,088

FOREIGN GOVERNMENT BONDS — 1.2%
Argentine Republic Government International Bond (Argentina),
Bonds
7.000%	09/12/13		NR	80	79,400
7.000%	10/03/15		NR	324	273,530
Sr. Unsec’d. Notes
2.500%(t)	12/31/38		NR	730	228,125
8.280%	12/31/33		NR	456	245,975
Bahrain Government International Bond (Bahrain),
Notes
6.125%	07/05/22		BBB(d)	210	237,300
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes
6.500%	06/10/19		Baa2	330	386,925

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
7.125%	01/20/37	Baa2		120	$166,500
8.000%	01/15/18	Baa2		822	962,822
8.250%	01/20/34	Baa2		520	790,400
8.500%	01/05/24	Baa2	BRL	1,200	632,438
Croatia Government International (Croatia),
Sr. Unsec’d. Notes
5.500%	04/04/23	Ba1		430	428,100
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21	B1		150	167,700
9.040%	01/23/18	B1		213	237,321
18.500%	02/04/28	NR	DOP	2,400	69,286
Unsec’d. Notes
16.950%	02/04/22	NR	DOP	5,100	154,794
Ecuador Government International Bond (Ecuador),
Notes
9.375%	12/15/15	Caa1		200	208,500
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.750%	01/24/23	Ba3		70	84,700
8.250%	04/10/32	Ba3		94	117,265
5.875%	01/30/25	Ba3		190	199,245
Emirate of Dubai Government International Bonds (United Arab Emirates),
Sr. Unsec’d. Notes, MTN
5.591%	06/22/21	NR		100	111,000
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes
5.750%	01/26/21	Baa3		320	346,400
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.875%	04/24/19	Ba1		200	222,500
Financing of Infrastrucural Projects State Enterprise (Ukraine),
Gov’t. Gtd. Notes
9.000%	12/07/17	B3		200	207,000
Government of Aruba (Aruba),
Sr. Unsec’d. Notes
4.625%	09/14/23	A-(d)		200	207,000
Honduras Government International Bond (Honduras),
Sr. Unsec’d. Notes
7.500%	03/15/24	B2		200	201,200
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.125%	02/19/18	Ba1		60	57,270
5.375%	02/21/23	Ba1		80	75,276
6.250%	01/29/20	Ba1		210	214,463
6.375%	03/29/21	Ba1		70	72,100
7.625%	03/29/41	Ba1		130	132,600
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
4.500%	01/30/43	A1		200	192,250
Ivory Coast Government International Bond (Cayman Islands),
Sr. Unsec’d. Notes
5.750%	12/31/32	NR		290	268,250
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
5.125%	09/14/17	Baa1		100	110,750
6.125%	03/09/21	Baa1		450	533,250

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Mexican Bonos (Mexico),
Bonds
7.750%	05/29/31	Baa1	MXN	4,400	$439,984
10.000%	12/05/24	Baa1	MXN	800	93,136
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
5.625%	01/15/17	Baa1		460	529,000
5.750%	10/21/2110	Baa1		960	1,053,120
Nigeria Government International Bond (Nigeria),
Unsec’d. Notes
16.000%	06/29/19	NR	NGN	6,347	48,468
Pakistan Government International Bond (Pakistan),
Unsec’d. Notes
6.875%	06/01/17	Caa1		200	173,500
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
7.350%	07/21/25	Baa2		250	352,875
8.750%	11/21/33	Baa2		380	621,300
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
7.750%	01/14/31	Ba1		720	1,041,300
8.375%	06/17/19	Ba1		400	539,000
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.650%	09/27/19	Aa2		321	320,615
Province of Quebec Canada (Canada),
Debs.
7.500%	07/15/23	Aa2		225	316,890
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
5.750%	01/20/42	Aa2		210	249,900
Republic of Angola Via Northern Lights III BV (Netherlands),
Sr. Unsec’d. Notes
7.000%	08/16/19	Ba3		280	309,400
Republic of Belarus (Belarus),
Sr. Unsec’d. Notes
8.950%	01/26/18	B3		110	117,425
Unsec’d. Notes
8.750%	08/03/15	B3		200	208,000
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	Baa3		370	413,845
Republic of Costa Rica (Costa Rica),
Unsec’d. Notes
9.430%	06/29/22	NR	CRC	45,500	98,514
Republic of Guatemala (Guatemala),
Sr. Unsec’d. Notes
5.750%	06/06/22	Ba1		200	220,300
Republic of Iceland (Iceland),
Unsec’d. Notes
5.875%	05/11/22	Baa3		420	481,535
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
5.875%	03/13/20	Baa3		920	1,062,600
7.750%	01/17/38	Baa3		600	835,800
11.625%	03/04/19	Baa3		760	1,102,000
Republic of Iraq (Iraq),
Unsec’d. Notes
5.800%	01/15/28	NR		310	283,650

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Paraguay (Paraguay),
Sr. Unsec’d. Notes
4.625%	01/25/23	Ba3		200	$200,800
Republic of Serbia (Serbia),
Bonds
4.875%	02/25/20	BB-(d)		200	197,700
Sr. Unsec’d. Notes
6.750%	11/01/24	BB-(d)		224	224,560
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	Baa1		100	114,250
Republic of Turkey (Turkey),
Bonds
10.500%	01/15/20	NR	TRY	100	66,523
Bonds, TIPS
3.000%	02/23/22	NR	TRY	110	74,881
Sr. Unsec’d. Notes
6.750%	04/03/18	Ba1		100	118,000
Republic of Uruguay (Uruguay),
Sr. Unsec’d. Notes, PIK
7.875%	01/15/33	Baa3		80	115,760
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
4.375%	08/22/23	Baa3		110	107,710
6.750%	02/07/22	Baa3		240	279,300
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
3.250%	04/04/17	Baa1		1,000	1,046,250
5.625%	04/04/42	Baa1		200	224,500
7.500%	03/31/30	Baa1		1,635	2,025,666
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.250%	07/27/21	B1		300	317,623
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	Ba1		530	650,575
7.500%	07/14/17	Ba1		850	1,013,625
8.000%	02/14/34	Ba1		1,290	1,773,750
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/23/20	B3		160	166,240
9.250%	07/24/17	B3		370	400,562
Uruguay Government International Bond, TIPS (Uruguay),
Sr. Unsec’d. Notes
4.375%	12/15/28	Baa3	UYU	2,500	183,184
Unsec’d. Notes
4.250%	04/05/27	Baa3	UYU	1,720	174,536
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
5.750%	02/26/16	B2		650	612,625
6.000%	12/09/20	B2		372	309,274
7.650%	04/21/25	B2		867	758,625
7.750%	10/13/19	B2		270	252,450
8.250%	10/13/24	B2		220	199,650
9.000%	05/07/23	B2		725	694,379
9.250%	09/15/27	B2		70	68,880
9.250%	05/07/28	B2		70	67,025
Vietnam Government International Bond (Vietnam),
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
6.750%	01/29/20	B2	410	$477,650

TOTAL FOREIGN GOVERNMENT BONDS (cost $32,742,988)				32,450,345

MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds,
6.582%	05/15/39	A1	90	116,051

Illinois
State of Illinois,
General Obligation Unlimited,
5.100%	06/01/33	A2	350	345,772

New York
Port Authority of New York & New Jersey,
Revenue Bonds,
4.458%	10/01/62	Aa3	240	239,760

TOTAL MUNICIPAL BONDS (cost $692,496)				701,583

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.3%
Banc of America Alternative Loan Trust,
Series 2006-5, Class 3A1
6.000%	06/25/46	B3	780	788,016
Chase Mortgage Finance Corp.,
Series 2007-A2, Class 2A1
3.025%(c)	07/25/37	B+(d)	562	569,088
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-4, Class 2A1A
6.000%	12/25/35	Caa2	1,561	1,463,815
Countrywide Alternative Loan Trust,
Series 2004-24CB, Class 2A1
5.000%	11/25/19	B3	613	616,752
Series 2004-28CB, Class 3A1
6.000%	01/25/35	Caa2	914	893,240
Series 2004-32CB, Class 2A5
5.500%	02/25/35	Caa1	1,017	1,008,710
Series 2005-21CB, Class A17
6.000%	06/25/35	Caa1	1,936	1,935,797
Series 2005-46CB, Class A1
5.750%	10/25/35	Caa2	1,365	1,287,532
Series 2005-64CB, Series 1A15
5.500%	12/25/35	Caa2	2,071	1,827,934
Series 2005-85CB, Class 2A2
5.500%	02/25/36	Caa3	320	276,854
Series 2005-J3, Class 3A1
6.500%	09/25/34	Caa1	1,006	1,021,735
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 2A1
0.544%(c)	02/25/35	B3	861	787,958
Series 2005-13, Class A3
5.500%	06/25/35	CC(d)	1,921	1,925,980
Series 2006-15, Class A1
6.250%	10/25/36	Caa1	365	316,139
Fannie Mae Grantor Trust,
Series 2002-T12, Class A3
7.500%	05/25/42	Aaa	297	367,454
Series 2002-T19, Class A2
7.000%	07/25/42	Aaa	483	581,428

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMIC Trust,
Series 2002-W10, Class A4
5.700%	08/25/42	Aaa	323	$372,686
Series 2003-W10, Class 3A5
4.299%	06/25/43	Aaa	1,106	1,239,120
Series 2004-W1, Class 1A7
5.681%	11/25/43	Aaa	1,103	1,288,301
Series 2004-W11, Class 1A1
6.000%	05/25/44	Aaa	907	1,107,220
Series 2004-W11, Class 1PO, PO
2.271%	05/25/44	Aaa	738	640,663
Series 2004-W12, Class 1A2
6.500%	07/25/44	Aaa	674	798,495
Series 2004-W12, Class 1PO, PO
2.884%	07/25/44	Aaa	1,206	1,064,335
Series 2009-W1, Class W1
6.000%	12/25/49	Aaa	735	855,052
Fannie Mae REMICS,
Series 2001-63, Class TC
6.000%	12/25/31	Aaa	837	950,245
Series 2001-84, Class PZ
5.250%	09/25/41	Aaa	326	404,448
Series 2003-34, Class SG, IO
6.796%(c)	02/25/33	Aaa	1,705	213,246
Series 2003-49, Class YC
4.000%	06/25/23	Aaa	402	441,259
Series 2003-78, Class B
5.000%	08/25/23	Aaa	1,500	1,669,593
Series 2004-70, Class EB
5.000%	10/25/24	Aaa	295	323,759
Series 2005-87, Class PE
5.000%	12/25/33	Aaa	910	942,723
Series 2006-44, Class P, PO
3.442%	12/25/33	Aaa	179	170,665
Series 2006-77, Class PC
6.500%	08/25/36	Aaa	348	398,922
Series 2006-114, Class HD
5.500%	10/25/35	Aaa	1,000	1,056,424
Series 2006-114, Class HE
5.500%	12/25/36	Aaa	2,138	2,556,176
Series 2006-118, Class A2
0.244%(c)	12/25/36	Aaa	179	168,092
Series 2007-30, Class KA
5.000%	07/25/36	Aaa	1,506	1,627,887
Series 2007-109, Class YI, IO
6.246%(c)	12/25/37	Aaa	1,750	372,071
Series 2008-85, Class EB
5.000%	09/25/28	Aaa	265	285,955
Series 2010-27, Class PM
4.000%	01/25/39	Aaa	509	522,776
Series 2010-111, Class AE
5.500%	04/25/38	Aaa	630	691,966
Series 2011-37, Class VC
4.500%	01/25/28	Aaa	1,839	1,954,421
Series 2011-52, Class GB
5.000%	06/25/41	Aaa	1,010	1,148,371
Series 2012-13, Class JP
4.500%	02/25/42	Aaa	760	811,341

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-132, Class US
11.722%(c)	12/25/42	Aaa	347	$361,414
Series 2013-4, Class AJ
3.500%	02/25/43	Aaa	932	993,398
Series 2013-13, Class IK, IO
2.500%	03/25/28	Aaa	3,936	454,871
Fannie Mae Trust,
Series 2003-W3, Class 2A5
5.356%	06/25/42	Aaa	428	478,644
Series 2003-W6, Class 1A41
5.398%	10/25/42	Aaa	867	949,485
Series 2003-W6, Class F
0.554%(c)	09/25/42	Aaa	932	917,881
Series 2004-W9, Class 1PO, PO
2.210%(s)	02/25/44	Aaa	972	843,425
FHLMC Structured Pass-Through Securities,
Series T-48, Class 1A4
5.538%	07/25/33	Aaa	1,006	1,143,953
First Horizon Asset Securities, Inc.,
Series 2006-2, Class 1A3
6.000%	08/25/36	CCC(d)	865	874,600
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR7, Class 4A1
4.752%(c)	02/25/35	B+(d)	938	938,625
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	Aaa	763	863,188
Series 2768, Class PK
5.000%	03/15/34	Aaa	365	385,072
Series 2846, Class GB
5.000%	08/15/24	Aaa	1,729	1,919,370
Series 2877, Class PB
5.500%	10/15/34	Aaa	880	1,066,058
Series 2902, Class QG
5.500%	12/15/34	Aaa	400	452,567
Series 2907, Class VC
4.500%	05/15/34	Aaa	731	759,251
Series 3158, Class NE
5.500%	05/15/36	Aaa	450	521,401
Series 3187, Class Z
5.000%	07/15/36	Aaa	1,165	1,281,347
Series 3552, Class CA
4.500%	03/15/27	Aaa	1,130	1,161,384
Series 3704, Class DC
4.000%	11/15/36	Aaa	314	342,543
Series 3816, Class HN
4.500%	01/15/41	Aaa	485	535,963
Series 3819, Class JP
4.000%	08/15/39	Aaa	611	625,087
Series 3920, Class LP
5.000%	01/15/34	Aaa	800	902,418
Series 4054, Class HI, IO
3.000%	05/15/26	Aaa	5,170	500,379
Series 4168, Class JA
3.500%	02/15/43	Aaa	1,084	1,132,404
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	Aaa	1,476	1,583,234

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 304, Class C32, IO
3.000%	12/15/27	Aaa	3,165	$365,953
Government National Mortgage Assoc.,
Series 2004-19, Class KE
5.000%	03/16/34	Aaa	855	1,009,566
Series 2005-3, Class QB
5.000%	01/16/35	Aaa	250	298,113
Series 2008-38, Class BG
5.000%	05/16/38	Aaa	360	405,921
Series 2010-89, Class IO, IO
2.000%	07/16/13	Aaa	14,392	70,048
Series 2011-22, Class WA
5.938%(c)	02/20/37	Aaa	752	850,233
Series 2012-80, Class IB, IO
0.300%(c)	10/20/39	Aaa	34,586	248,623
Series 2012-H21, Class CF
0.902%(c)	05/20/61	Aaa	2,240	2,252,676
Series 2012-H24, Class FG
0.632%(c)	04/20/60	Aaa	983	981,903
Series 2012-H31, Class FD
0.542%(c)	12/20/62	Aaa	1,174	1,170,044
Series 2013-H04, Class BA
1.650%	02/20/63	Aaa	847	853,970
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
0.752%(c)	09/25/34	A1	523	507,789
Indymac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
0.984%(c)	12/25/34	Caa2	2,688	2,045,209
JPMorgan Mortgage Trust,
Series 2006-S2, Class 2A1
5.000%	06/25/21	B3	407	391,659
Series 2007-A1, Class 3A2
3.030%(c)	07/25/35	Caa1	744	733,917
Series 2007-S3, Class 2A3
6.000%	08/25/22	D(d)	1,565	1,582,845
MASTR Alternative Loans Trust,
Series 2005-6, Class 1A2
5.500%	12/25/35	Caa2	1,449	1,320,948
Merrill Lynch Mortgage Investors Trust,
Series 2003-A, Class 2A1
0.984%(c)	03/25/28	Baa3	991	968,350
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 1A
5.000%	06/25/21	Caa2	1,103	1,055,067
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA
1.000%	01/01/42	NR	550	544,972
Opteum Mortgage Acceptance Corp,
Series 2005-5, Class 2A1B
5.640%(c)	12/25/35	B3	192	191,636
Residential Mutual Funding Securities, Inc.,
Series 2007-S9, Class 2A1
5.500%	09/25/22	BB(d)	419	424,390
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59	AAA(d)	165	165,723

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A
0.572%(c)	07/25/34	Ba1	1,079	$1,005,110
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR7, Class 5A1
1.638%(c)	03/25/46	Caa3	1,412	1,012,298
Structured Asset Securities Corp.,
Series 2003-3XS, Class A8
5.230%	03/25/33	Ba2	476	496,621
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-G, Class A1
4.100%(c)	06/25/33	Baa1	359	362,899
Series 2003-H, Class A1
4.611%(c)	09/25/33	A3	344	352,785
Series 2004-R, Class 2A1
2.615%(c)	09/25/34	A1	846	859,364
Series 2007-2, Class 3A5
5.250%	03/25/37	Ba2	673	702,208

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $84,057,806)				84,963,446

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.4%
Fannie Mae Principal Strip
3.324%(s)	05/15/30		900	498,724
Federal Home Loan Mortgage Corp.
0.375%	08/28/14		10,000	10,017,830
0.625%	12/29/14		10,000	10,059,180
3.500%	09/01/32		1,287	1,390,152
4.000%	02/01/26		1,161	1,235,329
4.500%	09/01/24		310	337,341
5.000%	04/01/22-10/01/40		4,270	4,630,190
5.500%	06/01/23-06/01/37		3,034	3,259,727
Federal National Mortgage Assoc.
1.770%	02/01/20		1,572	1,599,201
2.330%	01/01/23		1,000	1,001,164
2.340%	12/01/22		2,091	2,103,437
2.370%	12/01/22		818	821,025
2.390%	12/01/22		1,020	1,030,364
2.400%	09/01/22		2,000	2,029,194
2.570%	03/01/23		1,180	1,202,529
2.610%	03/01/23		1,585	1,597,185
2.666%	12/01/22		1,095	1,130,225
2.710%	10/01/22		1,278	1,347,592
2.840%	07/01/22		1,350	1,410,401
2.960%	04/01/22		983	1,037,224
3.030%	12/01/21		1,666	1,768,181
3.500%	08/01/32		1,396	1,490,450
3.540%	10/01/20		1,500	1,640,716
3.770%	09/01/21		1,500	1,669,808
4.010%	08/01/21		929	1,046,049
4.340%	04/01/20		1,024	1,169,439
4.375%	06/01/21		1,013	1,168,207
4.500%	09/01/26		442	477,102
4.506%	06/01/19		1,425	1,643,972
4.762%	08/01/26		1,391	1,641,801
5.000%	04/01/23-10/01/39		6,194	6,746,780

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (Continued)
5.500%	07/01/21-04/01/37		9,532	$10,407,936
6.000%	10/01/22-12/01/37		3,841	4,254,453
Government National Mortgage Assoc.
4.500%	06/20/25-11/15/39		1,779	1,942,752
Residual Funding Corp. Principal Strip
1.611%(s)	07/15/20		2,000	1,779,090
1.688%(s)	10/15/20		2,500	2,202,437
Tennessee Valley Authority
4.875%	01/15/48		520	620,537

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $89,602,737)				89,407,724

U.S. TREASURY OBLIGATIONS — 8.5%
U.S. Treasury Bonds
3.125%	11/15/41		1,000	1,005,938
3.500%	05/15/20	(a)	10,000	11,546,880
U.S. Treasury Notes
0.125%	09/30/13	(k)	35	35,000
0.250%	01/31/14	(k)	31,770	31,796,051
0.250%	08/15/15		14,000	13,983,592
0.375%	03/15/16		505	505,316
0.500%	05/31/13-07/31/17		19,500	19,421,017
0.625%	08/31/17		75	74,924
0.750%	03/31/13-02/28/18		205	204,983
1.000%	06/30/19		13,200	13,147,411
1.250%	02/15/14		14,000	14,132,888
1.375%	09/30/18		12,500	12,835,937
2.000%	02/15/23		460	465,822
2.750%	02/28/18		10,000	10,971,880
4.125%	05/15/15		19,790	21,397,937
U.S. Treasury Strip Coupon
0.680%(s)	08/15/17	(a)	5,000	4,853,595
0.786%(s)	02/15/18	(a)	5,000	4,812,175
1.198%(s)	11/15/19		9,000	8,315,271
1.327%(s)	05/15/20		10,000	9,100,660
1.541%(s)	02/15/21		9,000	7,974,855
1.592%(s)	05/15/21		7,000	6,153,791
1.734%(s)	11/15/21		10,000	8,616,770
2.665%(s)	02/15/27		9,000	6,232,365
2.780%(s)	02/15/28	(a)	9,000	5,968,350
2.875%(s)	02/15/29		2,860	1,817,581
3.139%(s)	05/15/33		6,300	3,366,399
3.177%(s)	02/15/34		1,800	932,126
3.218%(s)	02/15/35		1,800	895,264

TOTAL U.S. TREASURY OBLIGATIONS
(cost $221,146,270)				220,564,778

TOTAL LONG-TERM INVESTMENTS
(cost $2,274,703,549)				2,409,163,661

	Shares	Value
SHORT-TERM INVESTMENTS — 16.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $420,506,895; includes $222,433,631 of cash collateral for securities on loan)(b)(w)	420,506,895	$420,506,895

		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n)
U.S. Treasury Bills
0.088%	06/13/13(k)	10	9,999
0.095%	08/15/13(k)	13	12,996
0.100%	08/15/13(k)	10	9,997
0.107%	06/13/13(k)	95	94,989
0.120%	08/15/13(k)	15	14,995

TOTAL U.S. TREASURY OBLIGATIONS (cost $142,967)			142,976

TOTAL SHORT-TERM INVESTMENTS (cost $420,649,862)			420,649,871

TOTAL INVESTMENTS — 108.5% (cost $2,695,353,411)			2,829,813,532
Liabilities in excess of other assets(x) — (8.5)%			(222,748,327)

NET ASSETS —100.0%			$2,607,065,205

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CAC	40 French Stock Market Index
CNX	Crisil NSE Indices
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
DAX	Deutscher Aktien Index
DIP	Debtor-in-Possession
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
IO	Interest Only
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NVDR	Non-voting Depositary Receipt
OMXS30	Sweden Stock Market
PIK	Payment-in-Kind
PO	Prinicipal Only
PRFC	Preference Shares
QMTF	Multilateral Trading Facility
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits Securities
STOXX	Stock Index of Eurozone
TIPS	Treasury Inflation Protected Securities
TOPIX	Tokyo Stock Price Index

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

TSX	Toronto Stock Exchange
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
COP	Colombian Peso
CRC	Costa Rica Colon
CSK	Czech Kruna
DOP	Dominican Pesos
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NGN	Nigeria Naira
NOK	Norwegian Krone
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $217,815,423; cash collateral of $222,433,631 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2013.
(t)	The rate shown reflects the coupon rate after the step date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2013:
Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
46	2 Year U.S. Treasury Notes	Jun. 2013	$10,135,875	$10,140,844	$4,969
14	5 Year U.S. Treasury Notes	Jun. 2013	1,733,109	1,736,766	3,657
338	10 Year Australian Treasury Bonds	Jun. 2013	312,692,540	313,227,723	535,183
40	30 Year U.S. Treasury Bonds	Jun. 2013	5,703,125	5,778,750	75,625
695	Amsterdam Exchanges Index	Apr. 2013	62,471,402	61,898,939	(572,463)
223	DAX Index	Jun. 2013	56,927,316	55,744,998	(1,182,318)
2,860	Euro STOXX 50	Jun. 2013	96,478,516	93,632,262	(2,846,254)
82	Hang Seng Index	Apr. 2013	11,712,517	11,786,797	74,280
314	Russell 2000 Mini	Jun. 2013	29,027,730	29,748,360	720,630
1,068	S&P 500 E-Mini	Jun. 2013	82,074,525	83,448,180	1,373,655
183	S&P/TSX 60 Index	Jun. 2013	26,522,573	26,261,495	(261,078)
771	SGX S&P CNX Nifty Index	Apr. 2013	8,781,789	8,823,324	41,535
508	TOPIX Index	Jun. 2013	53,530,770	56,150,635	2,619,865

					587,286

Short Positions:
1,292	5 Year U.S. Treasury Notes	Jun. 2013	159,322,906	160,278,657	(955,751)
500	10 Year U.S. Treasury Notes	Jun. 2013	65,540,109	65,992,187	(452,078)
759	CAC 40 10 Euro	Apr. 2013	37,185,138	36,309,645	875,493
726	FTSE 100 Index	Jun. 2013	70,660,447	70,059,502	600,945
1,929	OMXS30 Index	Apr. 2013	34,900,824	35,225,848	(325,024)

					(256,415)

					$330,871

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Financial futures contracts open at March 31, 2013 (continued):

(1)	Cash of $344,000 and U.S. Treasury Securities with a market value of $31,543,674 have been segregated to cover requirements for open futures contracts as of March 31, 2013.

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/15/13	BNP Paribas	AUD	141	$144,943	$146,281	$1,338
Expiring 05/15/13	Goldman Sachs & Co.	AUD	796	810,075	825,256	15,181
Expiring 05/15/13	Westpac Banking Corp.	AUD	5,773	5,988,751	6,047,504	58,753
British Pound,
Expiring 04/17/13	Deutsche Bank	GBP	139	210,242	210,824	582
Expiring 04/17/13	Toronto Dominion	GBP	230	342,775	349,129	6,354
Expiring 05/15/13	BNP Paribas	GBP	437	663,487	664,196	709
Expiring 05/15/13	BNP Paribas	GBP	307	466,282	457,389	(8,893)
Expiring 05/15/13	Credit Suisse First Boston Corp.	GBP	147	223,437	218,284	(5,153)
Expiring 05/15/13	Societe Generale	GBP	706	1,067,897	1,072,517	4,620
Canadian Dollar,
Expiring 05/15/13	Toronto Dominion	CAD	611	608,633	601,170	(7,463)
Expiring 05/15/13	Westpac Banking Corp.	CAD	6,782	6,750,375	6,668,673	(81,702)
Chinese Yuan,
Expiring 06/19/13	Goldman Sachs & Co.	CNY	2,698	429,605	432,196	2,591
Czech Koruna,
Expiring 06/19/13	Barclays Capital Group	CSK	9,706	487,309	482,981	(4,328)
Euro,
Expiring 04/17/13	BNP Paribas	EUR	241	312,183	309,372	(2,811)
Expiring 04/17/13	Citigroup Global Markets	EUR	208	268,807	266,805	(2,002)
Expiring 05/15/13	BNP Paribas	EUR	618	795,556	792,037	(3,519)
Expiring 06/19/13	Barclays Capital Group	EUR	383	498,872	491,748	(7,124)
Expiring 06/19/13	Barclays Capital Group	EUR	381	500,534	488,815	(11,719)
Expiring 06/19/13	BNP Paribas	EUR	383	495,103	491,171	(3,932)
Hong Kong Dollar,
Expiring 05/15/13	BNP Paribas	HKD	1,840	237,190	237,075	(115)
Expiring 05/15/13	BNP Paribas	HKD	1,808	233,151	232,971	(180)
Japanese Yen,
Expiring 04/17/13	Royal Bank of Scotland Group PLC	JPY	58,746	611,275	624,137	12,862
Expiring 05/15/13	Credit Suisse First Boston Corp.	JPY	47,225	502,618	501,841	(777)
Expiring 05/15/13	Goldman Sachs & Co.	JPY	11,380	122,025	120,926	(1,099)
Expiring 05/15/13	State Street Bank	JPY	44,842	472,404	476,517	4,113
Mexican Peso,
Expiring 06/19/13	Barclays Capital Group	MXN	5,548	435,304	445,644	10,340
Expiring 06/19/13	BNP Paribas	MXN	6,378	497,182	512,336	15,154
Norwegian Krone,
Expiring 05/15/13	Royal Bank of Scotland Group PLC	NOK	3,282	598,445	560,933	(37,512)
Singapore Dollar,
Expiring 05/15/13	Goldman Sachs & Co.	SGD	177	141,814	142,970	1,156
Expiring 05/15/13	Toronto Dominion	SGD	1,390	1,121,189	1,119,612	(1,577)
Expiring 05/15/13	Toronto Dominion	SGD	226	181,837	181,635	(202)
South Korean Won,
Expiring 06/19/13	Goldman Sachs & Co.	KRW	470,926	427,380	421,391	(5,989)
Expiring 06/19/13	Goldman Sachs & Co.	KRW	82,828	74,161	74,116	(45)
Swedish Krona,
Expiring 05/15/13	Toronto Dominion	SEK	5,317	815,041	786,087	(28,954)
Expiring 05/15/13	Toronto Dominion	SEK	3,598	551,649	532,362	(19,287)
Swiss Franc,
Expiring 05/15/13	Toronto Dominion	CHF	603	658,392	635,980	(22,412)
Expiring 05/15/13	Toronto Dominion	CHF	1,045	1,101,417	1,062,145	(39,272)

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Thai Baht,
Expiring 06/19/13	Deutsche Bank	THB	13,091	$444,706	$444,729	$23

				$30,292,046	$30,129,755	$(162,291)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/15/13	Citigroup Global Markets	AUD	121	$122,215	$125,763	$(3,548)
Expiring 05/15/13	Westpac Banking Corp.	AUD	473	490,439	495,360	(4,921)
Expiring 06/19/13	Barclays Capital Group	AUD	485	495,016	502,252	(7,236)
British Pound,
Expiring 04/17/13	State Street Bank	GBP	2,935	4,389,048	4,458,890	(69,842)
	Australia and New Zealand
Expiring 05/15/13	Banking Group	GBP	531	789,375	806,865	(17,490)
Expiring 05/15/13	BNP Paribas	GBP	83	126,640	124,225	2,415
Expiring 05/15/13	Credit Suisse First Boston Corp.	GBP	7,014	10,655,456	10,409,704	245,752
Chinese Yuan,
Expiring 06/19/13	Goldman Sachs & Co.	CNY	2,698	431,087	432,196	(1,109)
Colombian Peso,
Expiring 06/19/13	Goldman Sachs & Co.	COP	899,240	494,857	489,114	5,743
Czech Koruna,
Expiring 06/19/13	Barclays Capital Group	CSK	9,706	500,545	482,981	17,564
Euro,
Expiring 04/17/13	Goldman Sachs & Co.	EUR	257	334,003	329,840	4,163
Expiring 04/17/13	State Street Bank	EUR	14,371	18,700,966	18,424,153	276,813
Expiring 05/15/13	BNP Paribas	EUR	94	124,443	120,868	3,575
Expiring 05/15/13	Credit Suisse First Boston Corp.	EUR	1,409	1,806,609	1,712,976	93,633
Expiring 05/15/13	Credit Suisse First Boston Corp.	EUR	371	497,230	475,806	21,424
Expiring 05/15/13	Credit Suisse First Boston Corp.	EUR	412	528,735	501,332	27,403
Expiring 05/15/13	Goldman Sachs & Co.	EUR	218	283,640	279,942	3,698
Expiring 05/15/13	Societe Generale	EUR	334	435,554	427,674	7,880
Expiring 05/15/13	State Street Bank	EUR	308	399,516	395,135	4,381
Expiring 06/19/13	Barclays Capital Group	EUR	383	494,933	491,550	3,383
Expiring 06/28/13	Goldman Sachs & Co.	EUR	200	260,129	256,544	3,585
Hong Kong Dollar,
Expiring 04/17/13	Citigroup Global Markets	HKD	10,413	1,342,524	1,341,531	993
Expiring 05/15/13	State Street Bank	HKD	18,385	2,371,324	2,368,962	2,362
Hungarian Forint,
Expiring 06/19/13	Deutsche Bank	HUF	116,767	489,321	487,212	2,109
Israeli Shekel,
Expiring 06/19/13	Deutsche Bank	ILS	1,797	490,704	492,584	(1,880)
Japanese Yen,
Expiring 04/17/13	BNP Paribas	JPY	32,120	340,559	341,262	(703)
Expiring 04/17/13	BNP Paribas	JPY	25,000	265,345	265,611	(266)
Expiring 04/17/13	Citigroup Global Markets	JPY	27,991	297,390	303,242	(5,852)
Expiring 04/17/13	Citigroup Global Markets	JPY	1,120,590	11,905,618	12,098,530	(192,912)
Expiring 04/17/13	Deutsche Bank	JPY	28,354	301,377	301,166	211
Expiring 04/17/13	State Street Bank	JPY	22,418	235,999	238,184	(2,185)
Expiring 05/15/13	BNP Paribas	JPY	20,805	221,138	221,082	56
Expiring 05/15/13	BNP Paribas	JPY	12,830	136,764	136,334	430
Expiring 05/15/13	Credit Suisse First Boston Corp.	JPY	17,581	189,031	186,828	2,203
Expiring 05/15/13	Deutsche Bank	JPY	23,007	245,002	244,396	606
Expiring 05/15/13	Royal Bank of Scotland Group PLC	JPY	53,628	574,158	569,883	4,275
Expiring 05/15/13	State Street Bank	JPY	11,543	125,341	122,667	2,674
Expiring 05/15/13	Toronto Dominion	JPY	28,038	298,780	297,949	831
Expiring 06/19/13	Deutsche Bank	JPY	40,663	423,671	432,216	(8,545)

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (cont’d.),
Expiring 06/19/13	Deutsche Bank	JPY	7,180	$74,621	$76,324	$(1,703)
Polish Zloty,
Expiring 06/19/13	Barclays Capital Group	PLN	1,583	492,330	482,968	9,362
Singapore Dollar,
Expiring 04/17/13	Goldman Sachs & Co.	SGD	1,747	1,399,119	1,408,489	(9,370)
Expiring 05/15/13	BNP Paribas	SGD	416	332,604	335,421	(2,817)
Expiring 06/19/13	Citigroup Global Markets	SGD	621	497,126	501,055	(3,929)
Expiring 06/19/13	UBS Securities	SGD	619	495,655	499,384	(3,729)
South African Rand,
Expiring 06/19/13	Deutsche Bank	ZAR	3,997	431,087	429,728	1,359
Swiss Franc,
Expiring 05/15/13	State Street Bank	CHF	611	645,036	643,886	1,150
Thai Baht,
Expiring 06/19/13	Deutsche Bank	THB	13,091	437,746	444,728	(6,982)

				$67,419,806	$67,014,792	$405,014

Cross currency exchange contracts outstanding at March 31, 2013:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Counterparty
05/15/13	Buy	JPY	68,565	HKD	5,596	$7,601	Credit Suisse First Boston Corp.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$10,591,350	$—
Belgium	5,936,919	—	—
Bermuda	9,929,275	1,576,903	—
Brazil	12,567,657	297,240	—
British Virgin Islands	4,407,642	—	—
Canada	14,698,721	—	—
Cayman Islands	1,626,669	4,559,670	—
China	569,861	43,180,652	—
Cyprus	638,635	—	—
Denmark	1,565,053	—	—
Finland	1,655,602	—	—
France	33,954,882	—	—
Germany	21,396,169	—	—
Hong Kong	—	18,584,507	—
Hungary	1,014,000	—	—
India	6,607,626	—	—
Indonesia	—	1,037,939	—
Ireland	10,896,463	—	—
Israel	1,269,760	—	—
Italy	474,843	—	—
Japan	293,993	58,307,665	—
Kazakhstan	1,208,858	—	—

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Level 1	Level 2	Level 3
Liberia	$342,631	$—	$—
Malaysia	1,570,438	—	—
Marshall Islands	1,518,950	—	—
Mexico	4,846,803	—	—
Netherlands	17,533,461	—	—
Norway	299,291	—	—
Panama	4,214,503	—	—
Poland	5,318,905	—	—
Russia	16,798,154	—	—
Singapore	4,108,673	2,642,270	—
South Africa	10,179,319	—	—
South Korea	15,335,937	22,413,023	—
Spain	3,293,196	—	—
Sweden	3,869,566	—	—
Switzerland	42,696,108	—	—
Taiwan	9,118,301	14,810,246	—
Thailand	—	6,910,729	—
Turkey	13,339,613	—	—
United Kingdom	87,359,751	4,727,830	—
United States	860,529,977	—	—
Preferred Stocks:
Brazil	11,958,793	—	—
Cayman Islands	188,749	—	—
Germany	5,721,448	—	—
Luxembourg	590,497	—	—
United Kingdom	112,496	—	—
United States	9,719,056	—	—
Asset-Backed Securities	—	67,200,945	—
Bank Loans	—	4,822,832	—
Commercial Mortgage-Backed Securities	—	18,214,596	279,548
Convertible Bonds	1,637,295	87,817,213	—
Corporate Bonds	—	348,963,636	1,222,452
Foreign Government Bonds	—	32,351,831	98,514
Municipal Bonds	—	701,583	—
Residential Mortgage-Backed Securities	—	84,052,521	910,925
U.S. Government Agency Obligations	—	89,407,724	—
U.S. Treasury Obligations	—	220,707,754	—
Affiliated Money Market Mutual Fund	420,506,895	—	—
Other Financial Instruments*
Futures	330,871	—	—
Forward Foreign Currency Exchange Contracts	—	250,324	—

Total	$1,683,752,305	$1,144,130,983	$2,511,439

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/12 was $1,199,171,544. Of that amount $389,175,923, were classified as Level 2 instruments as a result of fair valuing such foreign investments using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $193,905,761 was transferred from Level 2 into Level 1 at 03/31/2013 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:

Affiliated Money Market Mutual Fund (8.5% represents investments purchased with collateral from securities on loan)	16.1%
U.S. Treasury Obligations	8.5
Oil & Gas	5.3
Real Estate Investment Trusts	4.0
Pharmaceuticals	3.5
U.S. Government Agency Obligations	3.4
Residential Mortgage-Backed Securities	3.3
Banks	3.2
Insurance	3.1
Retail	3.0
Diversified Financial Services	3.0
Telecommunications	2.9
Semiconductors	2.6
Asset-Backed Securities	2.6
Financial - Bank & Trust	2.2
Media	2.1
Internet Software & Services	1.9
Commercial Banks	1.9
Computers	1.8
Chemicals	1.7
Food	1.6
Software	1.6
Automobile Manufacturers	1.5
Commercial Services	1.4
Electric	1.4
Metals & Mining	1.4
Biotechnology	1.3
Real Estate	1.3
Foreign Government Bonds	1.2
Beverages	1.2
Healthcare Services	1.2
Transportation	1.2
Agriculture	0.8
Electronics	0.7
Retail & Merchandising	0.7
Healthcare Products	0.7
Lodging	0.7

Derivative Fair Value at 03/31/13
Equity contracts	$1,119,266
Foreign exchange contracts	250,324
Interest rate contracts	(788,395)

Total	$581,195

Commercial Mortgage-Backed Securities	0.7%
Oil & Gas Services	0.7
Electronic Components & Equipment	0.7
Building Materials	0.6
Pipelines	0.6
Gas	0.6
Diversified Manufacturing	0.6
Aerospace & Defense	0.5
Distribution/Wholesale	0.5
Apparel	0.5
Holding Companies - Diversified	0.5
Auto Parts & Equipment	0.4
Construction & Engineering	0.4
Investment Companies	0.4
Diversified Machinery	0.4
Miscellaneous Manufacturing	0.3
Iron/Steel	0.3
Cosmetics/Personal Care	0.3
Household Products/Wares	0.3
Airlines	0.3
Containers & Packaging	0.3
Home Builders	0.3
Leisure Time	0.3
Entertainment	0.2
Hand/Machine Tools	0.2
Home Furnishings	0.2
Machinery - Construction & Mining	0.2
Water	0.2
Forest Products & Paper	0.1
Office Equipment	0.1
Metal Fabricate/Hardware	0.1
Coal	0.1
Advertising	0.1
Savings & Loan	0.1
Internet	0.1
Environmental Control	0.1
Electrical Equipment	0.1
Textiles	0.1

108.5
Liabilities in excess of other assets	(8.5)

100.0%

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 94.7%
Australia — 2.1%
BHP Billiton Ltd.	180,999	$6,187,453
Rio Tinto Ltd.	43,963	2,636,986

		8,824,439

Belgium — 1.7%
Anheuser-Busch InBev NV	72,180	7,147,496

Canada
Nortel Networks Corp.*(g)	2,492	17

Cayman Islands — 0.4%
Belle International Holdings Ltd.	932,000	1,557,241

China — 3.1%
China Construction Bank Corp. (Class H Stock)	4,874,000	3,995,311
Industrial & Commercial Bank of China Ltd. (Class H Stock)	5,487,145	3,859,095
Ping An Insurance (Group) Co. of China Ltd. (Class H Stock)	378,000	2,940,328
Sands China Ltd.	449,600	2,339,467

		13,134,201

France — 12.9%
Accor SA	108,096	3,755,065
AXA SA	245,233	4,215,473
BNP Paribas SA	67,893	3,484,638
Cie Generale d’Optique Essilor International SA	9,760	1,085,320
Imerys SA	36,402	2,369,966
Lafarge SA	60,244	4,002,521
LVMH Moet Hennessy Louis Vuitton SA	27,920	4,792,196
Pernod-Ricard SA	34,932	4,352,843
PPR	22,802	5,009,823
Sanofi	63,683	6,470,993
Schneider Electric SA	51,556	3,766,974
Technip SA	40,900	4,193,178
Total SA	137,941	6,605,120

		54,104,110

Germany — 7.0%
Allianz SE	39,290	5,336,071
Bayer AG	57,260	5,906,415
Fresenius Medical Care AG & Co. KGaA	37,930	2,559,881
Linde AG	21,340	3,967,809
SAP AG	81,296	6,513,100
Siemens AG	45,892	4,943,220

		29,226,496

Hong Kong — 2.6%
Cheung Kong Holdings Ltd.	273,000	4,044,293
CNOOC Ltd.	1,465,000	2,817,056
Hang Lung Properties Ltd.	1,014,000	3,796,272

		10,657,621

Indonesia — 0.5%
Astra International Tbk PT	2,655,000	2,166,394

Israel — 0.9%
Teva Pharmaceutical Industries Ltd., ADR	94,220	3,738,650

Japan — 16.3%
Astellas Pharma, Inc.	54,000	2,914,211
Canon, Inc.	82,250	3,022,687

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Daikin Industries Ltd.	79,400	$3,124,768
East Japan Railway Co.	37,900	3,119,805
FANUC Corp.	23,400	3,602,912
Honda Motor Co. Ltd.	170,400	6,562,187
Japan Tobacco, Inc.	174,900	5,594,617
Komatsu Ltd.	179,200	4,285,975
Kubota Corp.	349,000	5,064,294
Makita Corp.	84,500	3,767,152
Mitsubishi Corp.	192,200	3,619,868
Murata Manufacturing Co. Ltd.	9,700	733,414
Nidec Corp.	34,800	2,086,053
Omron Corp.	32,100	811,975
Shin-Etsu Chemical Co. Ltd.	60,500	4,012,525
SMC Corp.	20,623	4,004,734
Sumitomo Corp.	248,200	3,139,273
Toyota Motor Corp.	137,000	7,064,511
Yahoo! Japan Corp.	3,345	1,543,121

		68,074,082

Mexico — 0.4%
America Movil SAB de CV (Class L Stock), ADR	70,900	1,486,064

Netherlands — 1.7%
Akzo Nobel NV	58,450	3,710,255
ING Groep NV, CVA*	494,897	3,512,594

		7,222,849

South Korea — 1.5%
Hyundai Mobis	7,600	2,133,511
Samsung Electronics Co. Ltd., GDR	6,040	4,098,688

		6,232,199

Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	341,050	2,956,624

Sweden — 0.9%
Atlas Copco AB (Class A Stock)	130,000	3,690,603

Switzerland — 13.5%
ABB Ltd.*	197,597	4,456,496
Compagnie Financiere Richemont SA (Class A Stock)	44,090	3,460,134
Credit Suisse Group AG*	179,830	4,718,809
Holcim Ltd.*	43,434	3,461,268
Nestle SA	128,847	9,317,757
Novartis AG	126,052	8,956,291
Roche Holding AG	38,400	8,939,640
SGS SA	703	1,723,990
UBS AG*	320,121	4,906,521
Zurich Insurance Group AG*	23,430	6,520,811

		56,461,717

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	178,704	3,071,922

United Kingdom — 27.8%
Aggreko PLC	82,400	2,231,121
Barclays PLC	1,226,040	5,423,876
BG Group PLC	452,256	7,758,300
BHP Billiton PLC	106,800	3,107,623
British American Tobacco PLC	108,427	5,810,737
Burberry Group PLC	172,866	3,490,783
Centrica PLC	758,984	4,240,476

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
GlaxoSmithKline PLC	166,192	$3,885,044
HSBC Holdings PLC	967,791	10,393,849
Imperial Tobacco Group PLC	126,990	4,436,054
Marks & Spencer Group PLC	488,790	2,896,511
Meggitt PLC	346,090	2,582,016
Prudential PLC	357,382	5,783,232
Rio Tinto PLC	84,666	3,968,739
Royal Dutch Shell PLC (Class A Stock)	357,374	11,539,572
Standard Chartered PLC	360,868	9,340,687
Tesco PLC	780,203	4,523,217
Tullow Oil PLC	136,285	2,549,144
Unilever PLC	136,599	5,778,366
Vodafone Group PLC	2,539,060	7,199,012
WPP PLC	332,272	5,296,117
Xstrata PLC	236,918	3,844,657

		116,079,133

TOTAL COMMON STOCKS
(cost $355,441,269)		395,831,858

PREFERRED STOCKS — 1.9%
Germany
Henkel AG & Co. KGaA (PRFC)	37,225	3,583,071
Volkswagen AG (PRFC)	23,095	4,588,685

TOTAL PREFERRED STOCKS
(cost $6,115,935)		8,171,756

TOTAL LONG-TERM INVESTMENTS
(cost $361,557,204)		404,003,614

	Shares	Value
SHORT-TERM INVESTMENT — 3.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $12,817,870; includes $3,140,258 of cash collateral for securities on loan)(b)(w)	12,817,870	$12,817,870

TOTAL INVESTMENTS — 99.7%
(cost $374,375,074)		416,821,484
Other assets in excess of liabilities — 0.3%		1,204,709

NET ASSETS — 100.0%		$418,026,193

The following abbreviations are used in the Portfolio descriptions:
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
GDR	Global Depositary Receipt
PRFC	Preference Shares
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,041,186; cash collateral of $3,140,258 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$8,824,439	$—
Belgium	7,147,496	—	—
Canada	17	—	—
Cayman Islands	—	1,557,241	—
China	—	13,134,201	—
France	54,104,110	—	—
Germany	29,226,496	—	—
Hong Kong	—	10,657,621	—
Indonesia	—	2,166,394	—
Israel	3,738,650	—	—
Japan	—	68,074,082	—
Mexico	1,486,064	—	—
Netherlands	7,222,849	—	—
South Korea	4,098,688	2,133,511	—
Spain	2,956,624	—	—
Sweden	3,690,603	—	—
Switzerland	56,461,717	—	—
Taiwan	3,071,922	—	—
United Kingdom	105,685,284	10,393,849	—
Preferred Stocks:
Germany	8,171,756	—	—
Affiliated Money Market Mutual Fund	12,817,870	—	—

Total	$299,880,146	$116,941,338	$—

Fair value of Level 2 investments at 12/31/12 was $363,494,301, which was a result of valuing investments using third party vendor modeling tools. An amount of $244,187,106 was transferred from Level 2 into Level 1 at 03/31/13 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of March 31, 2013 were as follows:

Financials	20.9%
Consumer Discretionary	15.4
Industrials	12.7
Consumer Staples	10.8
Healthcare	10.6
Materials	9.9
Energy	8.5

Information Technology	4.7%
Affiliated Money Market Mutual Fund (0.8% represents investments purchased with collateral from securities on loan)	3.1
Telecommunications Service	2.1
Utilities	1.0

99.7
Other assets in excess of liabilities	0.3

100.0%

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 88.7%
COMMON STOCKS — 46.4%
Advertising — 0.1%
WPP PLC (United Kingdom)	122,795	$1,957,242

Aerospace & Defense — 0.5%
Meggitt PLC (United Kingdom)	111,990	835,505
Raytheon Co.	12,300	723,117
United Technologies Corp.	133,011	12,427,218

		13,985,840

Agriculture — 0.8%
Archer-Daniels-Midland Co.	51,951	1,752,307
British American Tobacco PLC (United Kingdom)	102,783	5,508,268
Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)*	828,000	—
Imperial Tobacco Group PLC (United Kingdom)	44,607	1,558,225
Japan Tobacco, Inc. (Japan)	182,500	5,837,721
KT&G Corp. (South Korea)	10,800	732,878
Philip Morris International, Inc.	73,906	6,851,825

		22,241,224

Airlines — 0.1%
Copa Holdings SA (Panama) (Class A Stock)	8,360	999,940
Delta Air Lines, Inc.*	54,600	901,446
Japan Airlines Co. Ltd. (Japan)	25,400	1,183,184
Southwest Airlines Co.	19,523	263,170
Turk Hava Yollari Anonim Ortakligi (Turkey)*	120,720	493,742

		3,841,482

Apparel — 0.2%
Burberry Group PLC (United Kingdom)	75,110	1,516,740
Hanesbrands, Inc.*(a)	46,400	2,113,984
Pou Chen Corp. (Taiwan)	214,000	228,976
VF Corp.	11,394	1,911,344
Wolverine World Wide, Inc.	23,210	1,029,828

		6,800,872

Auto Parts & Equipment — 0.4%
BorgWarner, Inc.*	1,614	124,827
Bridgestone Corp. (Japan)	37,200	1,251,707
Continental AG (Germany)	12,493	1,493,645
Halla Climate Control Corp. (South Korea)	18,770	477,834
Hyundai Mobis (South Korea)	2,610	732,692
Johnson Controls, Inc.	113,351	3,975,220
Sumitomo Electric Industries Ltd. (Japan)	84,800	1,043,386
TRW Automotive Holdings Corp.*	7,576	416,680
Valeo SA (France)	16,340	884,214

		10,400,205

Automobile Manufacturers — 0.9%
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	650,000	916,256
Ford Motor Co.	22,900	301,135
General Motors Co.*(a)	209,271	5,821,920
General Motors Corp. Escrow Shares*	110,000	—
Great Wall Motor Co. Ltd. (China) (Class H Stock)	186,000	633,026
Honda Motor Co. Ltd. (Japan)	116,200	4,474,918
Hyundai Motor Co. (South Korea)	7,560	1,528,216
Isuzu Motors Ltd. (Japan)	55,000	333,327

	Shares	Value
COMMON STOCKS (Continued)
Automobile Manufacturers (cont’d.)
Kia Motors Corp. (South Korea)	21,720	$1,102,028
Motors Liquidation Co. GUC Trust*	2,770	74,790
Nissan Motor Co. Ltd. (Japan)	82,400	799,316
Oshkosh Corp.*	6,400	271,936
PACCAR, Inc.	94,135	4,759,466
Tata Motors Ltd. (India), ADR	40,170	980,550
Tesla Motors, Inc.*(a)	27,250	1,032,503
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	44,440	320,534
Toyota Motor Corp. (Japan)	72,500	3,738,518
UMW Holdings Bhd (Malaysia)	156,400	676,816

		27,765,255

Banks — 1.6%
Australia & New Zealand Banking Group Ltd. (Australia)	74,304	2,216,060
Capital One Financial Corp.	85,907	4,720,590
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	1,596,000	962,292
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	797,500	1,020,185
City National Corp.(a)	11,900	701,029
Comerica, Inc.	14,377	516,853
Compartamos SAB de CV (Mexico)	255,100	470,485
East West Bancorp, Inc.	8,900	228,463
Fifth Third Bancorp	88,268	1,439,651
First Republic Bank	23,400	903,708
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	166,100	1,327,030
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	4,700,475	3,305,831
Kasikornbank PCL (Thailand)	153,500	1,093,888
Krung Thai Bank PCL (Thailand), NVDR	698,425	593,565
Mitsubishi UFJ Financial Group, Inc. (Japan)	600,800	3,624,768
Mizuho Financial Group, Inc. (Japan)	480,100	1,030,201
Northern Trust Corp.	23,000	1,254,880
OTP Bank Nyrt (Hungary)	25,040	451,870
PNC Financial Services Group, Inc.	35,058	2,331,357
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	92,025	976,194
Punjab National Bank (India)	21,380	283,226
Regions Financial Corp.	36,270	297,051
Royal Bank of Scotland Group PLC (United Kingdom)*	203,327	851,148
Sberbank of Russia (Russia), ADR	121,930	1,554,607
Standard Chartered PLC (United Kingdom), (SGX)	130,450	3,376,560
Standard Chartered PLC (United Kingdom), (XHKG)	19,500	507,112
Swedbank AB (Sweden) (Class A Stock)	77,531	1,763,217
Thanachart Capital PCL (Thailand)	269,700	414,065
Turkiye Garanti Bankasi A/S (Turkey)	229,560	1,218,027
Turkiye Halk Bankasi A/S (Turkey)	90,180	964,452
Turkiye Is Bankasi (Turkey) (Class C Stock)	288,060	1,095,370
U.S. Bancorp	114,880	3,897,878
Westamerica Bancorp.(a)	9,460	428,822

		45,820,435

Beverages — 0.6%
Anheuser-Busch InBev NV (Belgium)	24,185	2,394,877
Carlsberg A/S (Denmark) (Class B Stock)	7,103	691,200

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Coca-Cola Co. (The)	87,618	$3,543,272
Coca-Cola Enterprises, Inc.	51,028	1,883,954
Diageo PLC (United Kingdom), ADR	15,100	1,900,184
Dr. Pepper Snapple Group, Inc.	36,952	1,734,896
Hite Jinro Co. Ltd. (South Korea)	12,390	362,876
Molson Coors Brewing Co. (Class B Stock)	16,200	792,666
PepsiCo, Inc.	27,298	2,159,545
Pernod-Ricard SA (France)	12,630	1,573,812
SABMiller PLC (United Kingdom)	39,207	2,063,620

		19,100,902

Biotechnology — 1.0%
Aegerion Pharmaceuticals, Inc.*(a)	56,680	2,286,471
Alexion Pharmaceuticals, Inc.*	11,457	1,055,648
Amgen, Inc.	34,550	3,541,722
Biogen Idec, Inc.*	54,201	10,455,915
Celgene Corp.*	27,571	3,195,755
Gilead Sciences, Inc.*	94,437	4,620,802
Regeneron Pharmaceuticals, Inc.*(a)	9,060	1,598,184
Vertex Pharmaceuticals, Inc.*	45,920	2,524,682

		29,279,179

Building Materials — 0.4%
China Shanshui Cement Group Ltd. (Cayman Islands)	325,000	187,543
Cie de Saint-Gobain (France)	29,233	1,083,703
Daikin Industries Ltd. (Japan)	26,500	1,042,901
Fortune Brands Home & Security, Inc.*(a)	58,480	2,188,906
Holcim Ltd. (Switzerland)*	36,034	2,871,561
Imerys SA (France)	12,225	795,913
Lafarge SA (France)	24,427	1,622,893
Martin Marietta Materials, Inc.(a)	10,000	1,020,200
Masco Corp.	64,541	1,306,956
U.S. Concrete, Inc.*	15,317	211,528

		12,332,104

Chemicals — 1.3%
Air Products & Chemicals, Inc.	57,728	5,029,264
Akzo Nobel NV (Netherlands)	17,780	1,128,628
Albemarle Corp.	25,400	1,588,008
Axiall Corp.	44,944	2,793,719
BASF SE (Germany)	23,651	2,071,266
Bayer AG (Germany)	65,684	6,775,357
CF Industries Holdings, Inc.	1,200	228,444
Dongyue Group (Cayman Islands)	608,000	353,866
Dow Chemical Co. (The)	102,428	3,261,307
E.I. du Pont de Nemours & Co.	10,492	515,786
LG Chem Ltd. (South Korea)	3,648	875,195
Linde AG (Germany)	8,148	1,514,982
LyondellBasell Industries NV (Netherlands) (Class A Stock)	14,000	886,060
PPG Industries, Inc.	20,566	2,754,610
Sherwin-Williams Co. (The)	20,150	3,403,133
Shin-Etsu Chemical Co. Ltd. (Japan)	23,200	1,538,687
Solvay SA (Belgium)	13,740	1,860,779
Syngenta AG (Switzerland)	1,172	488,899

		37,067,990

Coal — 0.1%
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	374,000	1,364,593

	Shares	Value
COMMON STOCKS (Continued)
Coal (cont’d.)
Shougang Fushan Resources Group Ltd. (Hong Kong)	556,000	$248,720
Walter Energy, Inc.	36,982	1,053,987

		2,667,300

Commercial Banks — 0.9%
Banco Bilbao Vizcaya Argentaria SA (Spain)	120,851	1,047,679
Banco do Brasil SA (Brazil)	68,850	932,878
Bank of America Corp.	779,004	9,488,268
Barclays PLC (United Kingdom)	403,455	1,784,844
BB&T Corp.	16,600	521,074
China Construction Bank Corp. (China) (Class H Stock)	4,214,000	3,454,297
Danske Bank A/S (Denmark)*	53,971	965,027
Huntington Bancshares, Inc.	12,702	93,868
M&T Bank Corp.(a)	38,880	4,010,861
Sumitomo Mitsui Financial Group, Inc. (Japan)	81,200	3,331,219
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	157,000	747,607
SVB Financial Group*	4,490	318,521

		26,696,143

Commercial Services — 1.0%
Aggreko PLC (United Kingdom)	29,000	785,225
Alliance Data Systems Corp.*(a)	12,870	2,083,524
Arteris SA (Brazil)	27,290	304,940
Carraige Services Capital Trust*	1,800	95,625
CoreLogic, Inc.*	84,800	2,192,928
Equifax, Inc.	33,800	1,946,542
Experian PLC (United Kingdom)	84,987	1,472,128
FleetCor Technologies, Inc.*	33,840	2,594,513
Genpact Ltd. (Bermuda)	32,214	585,973
H&R Block, Inc.	100,400	2,953,768
Lender Processing Services, Inc.	49,790	1,267,653
Moody’s Corp.	38,560	2,056,019
RR Donnelley & Sons Co.(a)	67,930	818,557
SGS SA (Switzerland)	444	1,088,836
Sodexo (France)	26,074	2,429,857
Sotheby’s	31,600	1,182,156
Visa, Inc. (Class A Stock)	39,460	6,701,887
WuXi PharmaTech Cayman, Inc. (Cayman Islands), ADR*	14,270	245,159

		30,805,290

Computers — 1.2%
Apple, Inc.	46,034	20,376,029
Asustek Computer, Inc. (Taiwan)	90,000	1,075,404
Brocade Communications Systems, Inc.*	361,900	2,088,163
Chicony Electronics Co. Ltd. (Taiwan)	180,865	480,999
Cognizant Technology Solutions Corp. (Class A Stock)*	17,318	1,326,732
Computer Sciences Corp.	18,100	891,063
EMC Corp.*	46,599	1,113,250
Gemalto NV (Netherlands)	6,959	607,035
Hewlett-Packard Co.	99,172	2,364,260
Infosys Ltd. (India), ADR	29,920	1,612,987
International Business Machines Corp.	9,299	1,983,477
Jack Henry & Associates, Inc.	3,269	151,060
Lenovo Group Ltd. (Hong Kong)	1,136,000	1,133,047
Lite-On Technology Corp. (Taiwan)	308,045	501,080

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Computers (cont’d.)
SanDisk Corp.*	3,689	$202,895

		35,907,481

Construction & Engineering — 0.3%
ABB Ltd. (Switzerland)*	82,998	1,871,894
AECOM Technology Corp.*	60,300	1,977,840
Fluor Corp.(a)	88,462	5,867,685
URS Corp.	4,351	206,281

		9,923,700

Containers & Packaging — 0.2%
Bemis Co., Inc.(a)	39,500	1,594,220
Crown Holdings, Inc.*	15,621	649,990
Rock-Tenn Co. (Class A Stock)	25,251	2,343,040

		4,587,250

Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	7,416	875,310
Procter & Gamble Co. (The)	85,796	6,611,440

		7,486,750

Distribution/Wholesale — 0.3%
Digital China Holdings Ltd. (Bermuda)	117,000	158,694
Genuine Parts Co.	27,000	2,106,000
Marubeni Corp. (Japan)	229,000	1,753,247
Mitsubishi Corp. (Japan)	61,200	1,152,632
Sumitomo Corp. (Japan)	85,100	1,076,358
W.W. Grainger, Inc.	5,538	1,245,940
Watsco, Inc.	14,660	1,234,079

		8,726,950

Diversified Financial Services — 1.3%
African Bank Investments Ltd. (South Africa)	120,300	396,277
Air Lease Corp.	61,290	1,797,023
American Express Co.	7,499	505,883
Ameriprise Financial, Inc.	48,884	3,600,307
BS Financial Group, Inc. (South Korea)	31,060	423,903
Capmark Financial Group, Inc.	10,896	88,258
Charles Schwab Corp. (The)	128,000	2,264,320
CME Group, Inc.	31,231	1,917,271
Deutsche Boerse AG (Germany)	31,105	1,883,756
Discover Financial Services	65,380	2,931,639
Goldman Sachs Group, Inc. (The)	18,227	2,682,103
Housing Development Finance Corp. (India)	87,320	1,330,506
IntercontinentalExchange, Inc.*(a)	9,509	1,550,633
Lazard Ltd. (Bermuda) (Class A Stock)	34,280	1,169,976
Legg Mason, Inc.(a)	41,200	1,324,580
MasterCard, Inc. (Class A Stock)	6,110	3,306,304
Morgan Stanley	97,554	2,144,237
Ocwen Financial Corp.*	18,200	690,144
ORIX Corp. (Japan)	244,900	3,126,875
Somerset Cayuga Holding Co., Inc.*	1,372	31,556
T. Rowe Price Group, Inc.	26,710	1,999,778
TD Ameritrade Holding Corp.(a)	55,700	1,148,534
Woori Finance Holdings Co. Ltd. (South Korea)	76,190	861,294

		37,175,157

Diversified Machinery — 0.2%
Deere & Co	3,583	308,066
FANUC Corp. (Japan)	7,000	1,077,794
Kubota Corp. (Japan)	126,000	1,828,370

	Shares	Value
COMMON STOCKS (Continued)
Diversified Machinery (cont’d.)
Rockwell Automation, Inc.	19,660	$1,697,641

		4,911,871

Diversified Manufacturing — 0.5%
Carlisle Cos., Inc.	77,090	5,225,931
Danaher Corp.	4,300	267,245
Dover Corp.	29,500	2,149,960
Illinois Tool Works, Inc.	15,300	932,382
Pall Corp.	37,090	2,535,843
Pentair Ltd.	18,043	951,769
Siemens AG (Germany)	17,316	1,865,179
SPX Corp.	18,106	1,429,649

		15,357,958

Electric — 0.7%
AES Corp. (The)	167,721	2,108,253
Duke Energy Corp.	21,700	1,575,203
Dynegy, Inc.*(a)	15,001	359,869
Edison International	48,907	2,461,001
Exelon Corp.	43,778	1,509,466
GDF Suez (France)	44,595	858,608
NextEra Energy, Inc.	60,565	4,704,689
Northeast Utilities(a)	31,600	1,373,336
NV Energy, Inc.	144,831	2,900,965
Rural Electrification Corp. Ltd. (India)	67,340	258,831
Southern Co. (The)	41,800	1,961,256

		20,071,477

Electronic Components & Equipment — 0.7%
Acuity Brands, Inc.(a)	24,190	1,677,577
Emerson Electric Co.(a)	104,127	5,817,576
Energizer Holdings, Inc.	21,742	2,168,330
Generac Holdings, Inc.(a)	34,210	1,208,981
Hitachi Ltd. (Japan)	391,000	2,282,665
Mitsubishi Electric Corp. (Japan)	151,000	1,228,378
Nidec Corp. (Japan)	12,500	749,301
Schneider Electric SA (France)	45,214	3,303,591
Tyco International Ltd. (Switzerland)	60,628	1,940,096

		20,376,495

Electronics — 0.5%
Agilent Technologies, Inc.	38,740	1,625,918
Amphenol Corp. (Class A Stock)	27,640	2,063,326
Anritsu Corp. (Japan)	31,000	486,018
Hon Hai Precision Industry Co. Ltd. (Taiwan)	153,000	425,802
Hon Hai Precision Industry Co. Ltd. (Taiwan) (Class S Stock)	383,900	2,123,466
Honeywell International, Inc.	72,378	5,453,683
Itron, Inc.*	7,950	368,880
Mettler-Toledo International, Inc.*	4,224	900,641
Murata Manufacturing Co. Ltd. (Japan)	3,400	257,073
Omron Corp. (Japan)	5,900	149,241
Radiant Opto-Electronics Corp. (Taiwan)	133,430	529,748
TPK Holding Co. Ltd. (Cayman Islands)	57,000	1,141,150

		15,524,946

Entertainment
Bally Technologies, Inc.*	7,770	403,807
William Hill PLC (United Kingdom)	188,166	1,057,581

		1,461,388

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Financial–Bank & Trust — 1.6%
BNP Paribas SA (France)	49,446	$2,537,838
CIT Group, Inc.*	11,414	496,281
Citigroup, Inc.	218,424	9,663,078
Credit Suisse Group AG (Switzerland)*	59,510	1,561,565
HSBC Holdings PLC (United Kingdom), (QMTF)	396,478	4,232,079
HSBC Holdings PLC (United Kingdom), (XHKG)	326,800	3,509,756
State Street Corp.	41,862	2,473,626
SunTrust Banks, Inc.	59,734	1,720,937
UBS AG (Switzerland)*	221,903	3,401,125
Wells Fargo & Co.	488,376	18,065,029

		47,661,314

Food — 1.2%
Campbell Soup Co.(a)	5,400	244,944
Cermaq ASA (Norway)	15,705	249,392
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil), ADR	13,280	707,558
ConAgra Foods, Inc.	33,280	1,191,757
Dean Foods Co.*	69,200	1,254,596
General Mills, Inc.	50,578	2,494,002
Ingredion, Inc.	38,100	2,755,392
J.M. Smucker Co. (The)	2,000	198,320
Kellogg Co.	19,560	1,260,251
Kraft Foods Group, Inc.	10,408	536,324
Kroger Co. (The)	48,010	1,591,051
M Dias Branco SA (Brazil)	10,150	404,342
Marine Harvest ASA (Norway)*	1,013,235	939,377
Mondelez International, Inc. (Class A Stock)	110,438	3,380,507
Nestle SA (Switzerland)	91,458	6,613,918
Nutreco NV (Netherlands)	11,985	1,099,839
Shoprite Holdings Ltd. (South Africa)	26,490	526,614
Tesco PLC (United Kingdom)	288,325	1,671,560
Tiger Brands Ltd. (South Africa)	32,040	1,024,410
Unilever NV (Netherlands), CVA	85,685	3,509,799
Unilever PLC (United Kingdom)	54,452	2,303,411
Uni-President Enterprises Corp. (Taiwan)	360,000	684,087

		34,641,451

Forest Products & Paper — 0.1%
Abitibi Escrow Shares	996,000	1,494
MeadWestvaco Corp.	38,800	1,408,440
Newpage Holdings, Inc.*	2,800	244,132
Smurfit Kappa Group PLC (Ireland)	75,097	1,241,798
Stora Enso Oyj (Finland) (Class R Stock)	107,274	692,361
UPM-Kymmene Oyj (Finland)	62,936	702,274

		4,290,499

Gas — 0.5%
AGL Resources, Inc.	5,210	218,559
Atmos Energy Corp.	27,800	1,186,782
CenterPoint Energy, Inc.	89,422	2,142,551
Centrica PLC (United Kingdom)	499,127	2,788,643
NiSource, Inc.	52,170	1,530,668
Perusahaan Gas Negara PT (Indonesia)	1,608,500	987,091
Sempra Energy	46,135	3,688,032
UGI Corp.	81,000	3,109,590

		15,651,916

Hand/Machine Tools — 0.1%
Makita Corp. (Japan)	27,300	1,217,080

	Shares	Value
COMMON STOCKS (Continued)
Hand/Machine Tools (cont’d.)
SMC Corp. (Japan)	7,774	$1,509,615

		2,726,695

Healthcare Products — 0.5%
Baxter International, Inc.	10,341	751,170
Boston Scientific Corp.*	211,409	1,651,104
CareFusion Corp.*	36,743	1,285,637
Cie Generale d’Optique Essilor International SA (France)	3,397	377,749
Covidien PLC (Ireland)	66,744	4,527,913
Intuitive Surgical, Inc.*	5,526	2,714,316
Medtronic, Inc.	70,600	3,315,376

		14,623,265

Healthcare Services — 0.6%
Acadia Healthcare Co., Inc.*	60,760	1,785,736
CIGNA Corp.	2,087	130,166
DaVita HealthCare Partners, Inc.*	22,031	2,612,656
Fresenius Medical Care AG & Co. KGaA (Germany)	11,960	807,176
Humana, Inc.	40,709	2,813,399
National Healthcare Corp.	20,610	942,289
Netcare Ltd. (South Africa)	176,180	379,939
UnitedHealth Group, Inc.	121,510	6,951,587

		16,422,948

Holding Companies–Diversified — 0.3%
AVI Ltd. (South Africa)	67,240	392,751
Hutchison Whampoa Ltd. (Hong Kong)	162,000	1,693,738
Imperial Holdings Ltd. (South Africa)	40,060	915,882
LVMH Moet Hennessy Louis Vuitton SA (France)	10,643	1,826,767
National Bank Holdings Corp.	27,600	505,080
Wharf Holdings Ltd. (The) (Hong Kong)	309,000	2,763,437

		8,097,655

Home Builders — 0.2%
Barratt Developments PLC (United Kingdom)*	200,330	834,340
Berkeley Group Holdings PLC (The) (United Kingdom)	34,116	1,058,009
Brookfield Residential Properties, Inc. (Canada)*	39,400	958,996
Even Construtora e Inc.orporadora SA (Brazil)	55,350	264,869
Lennar Corp. (Class A Stock)	15,600	647,088
MRV Engenharia e Participacoes SA (Brazil)	48,160	200,672
NVR, Inc.*	1,084	1,170,839
Persimmon PLC (United Kingdom)	74,311	1,207,033
Pulte Group, Inc.*(a)	38,175	772,662

		7,114,508

Home Furnishings — 0.1%
Arcelik A/S (Turkey)	73,240	518,141
Electrolux AB (Sweden) (Class B Stock)	59,917	1,524,463
Skyworth Digital Holdings Ltd. (Bermuda)	730,000	491,869

		2,534,473

Household Products/Wares — 0.1%
Avery Dennison Corp.	18,000	775,260
Jarden Corp.*	5,450	233,533

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Household Products/Wares (cont’d.)
Kimberly-Clark Corp.	6,900	$676,062
Turk Sise ve Cam Fabrikalari A/S (Turkey)	173,478	294,356

		1,979,211

Industrial Products
Ingersoll-Rand PLC (Ireland)	26,130	1,437,411

Insurance — 2.4%
ACE Ltd. (Switzerland)	104,150	9,266,225
Aflac, Inc.	14,898	774,994
Alleghany Corp.*	4,373	1,731,358
Allianz SE (Germany)	27,308	3,708,766
Allied World Assurance Co. Holdings AG (Switzerland)	10,300	955,016
Allstate Corp. (The)	38,810	1,904,407
American International Group, Inc.*	100,900	3,916,938
AmTrust Financial Services, Inc.	49,050	1,699,583
AON PLC (United Kingdom)	11,372	699,378
AXA SA (France)	136,830	2,352,061
Axis Capital Holdings Ltd. (Bermuda)	38,756	1,613,025
Berkshire Hathaway, Inc. (Class A Stock)*	19	2,969,320
CNO Financial Group, Inc.	17,800	203,810
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	479	642,780
Endurance Specialty Holdings Ltd. (Bermuda)	21,100	1,008,791
Everest Re Group Ltd. (Bermuda)	10,054	1,305,612
Hartford Financial Services Group, Inc. (The)	76,437	1,972,074
Hyundai Marine & Fire Insurance Co. Ltd. (South Korea)	10,590	304,220
ING Groep NV (Netherlands), CVA*	167,707	1,190,322
Legal & General Group PLC (United Kingdom)	64,172	168,394
Loews Corp.	94,400	4,160,208
MetLife, Inc.	114,878	4,367,662
Muenchener Rueckversicherungs AG (Germany)	884	165,328
Old Republic International Corp.	77,400	983,754
OneBeacon Insurance Group Ltd. (Bermuda) (Class A Stock)	6,125	82,810
PartnerRe Ltd. (Bermuda)	2,900	270,019
Ping An Insurance Group Co. (China) (Class H Stock)	261,000	2,030,227
Porto Seguro SA (Brazil)	31,120	434,748
Powszechny Zaklad Ubezpieczen SA (Poland)	3,500	434,142
Prudential PLC (United Kingdom)	309,380	5,006,452
RenaissanceRe Holdings Ltd. (Bermuda)	4,500	413,955
Standard Life PLC (United Kingdom)	91,209	506,262
Swiss Re AG (Switzerland)*	25,714	2,091,142
Tokio Marine Holdings, Inc. (Japan)	11,600	335,592
Travelers Cos., Inc. (The)	38,200	3,216,058
Unum Group	62,000	1,751,500
Validus Holdings Ltd. (Bermuda)	9,100	340,067
W.R. Berkley Corp.	16,300	723,231
Willis Group Holdings PLC (Ireland)	17,100	675,279
Zurich Insurance Group AG (Switzerland)*	10,061	2,800,081

		69,175,591

Internet Software & Services — 1.5%
Amazon.com, Inc.*	24,130	6,430,403

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
AOL, Inc.*(a)	61,300	$2,359,437
DealerTrack Holdings, Inc.*	43,310	1,272,448
eBay, Inc.*	77,418	4,197,605
Equinix, Inc.*	900	194,679
Expedia, Inc.(a)	76,894	4,614,409
F5 Networks, Inc.*	11,820	1,052,926
Google, Inc. (Class A Stock)*	18,454	14,653,030
LinkedIn Corp. (Class A Stock)*	11,478	2,020,817
NetEase, Inc. (Cayman Islands), ADR	12,550	687,363
Opentable, Inc.*(a)	29,150	1,835,867
priceline.com, Inc.*	2,302	1,583,615
Splunk, Inc.*	37,811	1,513,574
Symantec Corp.*	13,300	328,244
Yahoo Japan Corp. (Japan)	1,771	817,001
Yahoo!, Inc.*	49,100	1,155,323

		44,716,741

Investment Companies — 0.2%
Apollo Global Management LLC(a)	53,114	1,149,387
Invesco Ltd. (Bermuda)	163,679	4,740,144

		5,889,531

Iron/Steel
Eregli Demir ve Celik Fabrikalari TAS (Turkey)*	288,830	375,145
United States Steel Corp.(a)	14,032	273,624

		648,769

Leisure Time — 0.1%
Bajaj Auto Ltd. (India)	12,880	427,289
Carnival Corp. (Panama)	16,097	552,127
Harley-Davidson, Inc.	37,700	2,009,410
Royal Caribbean Cruises Ltd. (Liberia)	39,792	1,321,891

		4,310,717

Lodging — 0.5%
Accor SA (France)	31,060	1,078,970
Grand Korea Leisure Co. Ltd. (South Korea)	12,880	380,259
InterContinental Hotels Group PLC (United Kingdom)	107,466	3,277,229
Kangwon Land, Inc. (South Korea)	22,960	636,460
Las Vegas Sands Corp.	32,940	1,856,169
Marriott International, Inc. (Class A Stock)(a)	63,590	2,685,406
Sands China Ltd. (Cayman Islands)	472,800	2,460,188
SJM Holdings Ltd. (Hong Kong)	320,000	801,058
Wyndham Worldwide Corp.	9,720	626,746

		13,802,485

Machinery–Construction & Mining — 0.1%
Atlas Copco AB (Sweden) (Class A Stock)	46,495	1,319,958
Komatsu Ltd. (Japan)	68,100	1,628,766

		2,948,724

Media — 1.3%
Belo Corp. (Class A Stock)	94,220	926,183
CBS Corp. (Class B Stock)	90,535	4,227,080
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	63,600	476,364
Comcast Corp. (Class A Stock)	149,360	6,274,614
DIRECTV*	33,270	1,883,415
DISH Network Corp. (Class A Stock)	88,553	3,356,159

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Entercom Communications Corp. (Class A Stock)*(a)	62,900	$467,976
Pearson PLC (United Kingdom)	54,028	971,984
Time Warner Cable, Inc.	26,675	2,562,401
Time Warner, Inc.	224,816	12,953,898
Viacom, Inc. (Class B Stock)	15,360	945,715
Walt Disney Co. (The)	39,510	2,244,168

		37,289,957

Metal Fabricate/Hardware — 0.1%
Precision Castparts Corp.	10,270	1,947,397

Metals & Mining — 0.6%
Alcoa, Inc.	250,064	2,130,545
Alumina Ltd. (Australia), ADR*	52,267	240,951
BHP Billiton Ltd. (Australia)	78,362	2,678,806
Compass Minerals International, Inc.(a)	13,500	1,065,150
First Quantum Minerals Ltd. (Canada)	79,312	1,508,400
Freeport-McMoRan Copper & Gold, Inc.	10,418	344,836
KGHM Polska Miedz SA (Poland)	18,390	890,986
Korea Zinc Co. Ltd. (South Korea)	2,740	877,751
Koza Altin Isletmeleri A/S (Turkey)	18,460	431,580
Mining & Metallurgical Co. Norilsk Nickel OJSC (Russia), ADR	54,200	916,522
Rio Tinto Ltd. (Australia)	13,266	795,720
Rio Tinto PLC (United Kingdom)	67,353	3,157,188
Xstrata PLC (United Kingdom)	79,300	1,286,864
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	886,000	293,685

		16,618,984

Office Equipment — 0.1%
Canon, Inc. (Japan)	83,600	3,072,300

Oil & Gas — 3.5%
Anadarko Petroleum Corp.	18,629	1,629,106
Apache Corp.	3,201	246,989
BG Group PLC (United Kingdom)	282,853	4,852,248
Cabot Oil & Gas Corp.	20,860	1,410,345
Cameron International Corp.*	1,800	117,360
Cheniere Energy, Inc.*	38,890	1,088,920
Chevron Corp.	63,787	7,579,171
CNOOC Ltd. (Hong Kong)	1,347,000	2,590,153
Concho Resources, Inc.*	18,160	1,769,329
ConocoPhillips	69,766	4,192,937
Devon Energy Corp.	50,100	2,826,642
Dragon Oil PLC (Ireland)	87,320	862,413
Dril-Quip, Inc.*	18,630	1,623,977
Energen Corp.	32,900	1,711,129
Ensco PLC (United Kingdom) (Class A Stock)	27,113	1,626,780
EOG Resources, Inc.	16,239	2,079,728
Exxon Mobil Corp.	156,699	14,120,147
Hollyfrontier Corp.	18,978	976,418
KazMunaiGas Exploration Production (Kazakhstan), GDR	30,240	554,381
Lukoil OAO (Russia), ADR	23,520	1,517,040
Marathon Oil Corp.	9,800	330,456
Marathon Petroleum Corp.	7,438	666,445
National Oilwell Varco, Inc.	16,904	1,195,958
Occidental Petroleum Corp.	46,523	3,646,007
Oceaneering International, Inc.	27,230	1,808,344
Oil & Natural Gas Corp. Ltd. (India)	163,730	940,350

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
PBF Energy, Inc.	12,500	$464,625
PetroChina Co. Ltd. (China) (Class H Stock)	1,110,000	1,461,722
Petrofac Ltd. (United Kingdom)	50,511	1,099,817
Petroleo Brasileiro SA (Brazil), ADR	42,240	766,656
Phillips 66	79,958	5,594,661
PTT PCL (Thailand)	79,500	879,563
QEP Resources, Inc.	42,200	1,343,648
Repsol SA (Spain)	54,247	1,102,157
Rosneft Oil Co. (Russia), GDR*	86,240	657,942
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	247,737	7,999,404
Schlumberger Ltd. (Netherlands)	88,945	6,661,091
SK Innovation Co. Ltd. (South Korea)	5,880	865,804
Southwestern Energy Co.*	40,767	1,518,978
Tatneft (Russia), ADR	27,510	1,088,846
Technip SA (France)	14,040	1,439,419
Total SA (France)	46,970	2,249,095
Tullow Oil PLC (United Kingdom)	130,070	2,432,896
Valero Energy Corp.	30,275	1,377,210
Western Refining, Inc.	18,300	648,003

		101,614,310

Pharmaceuticals — 3.1%
Abbott Laboratories	23,730	838,144
AbbVie, Inc.	23,730	967,709
Actavis, Inc.*	33,798	3,113,134
Allergan, Inc.	26,050	2,907,961
AmerisourceBergen Corp.	9,822	505,342
Astellas Pharma, Inc. (Japan)	18,800	1,014,577
Bristol-Myers Squibb Co.	54,733	2,254,452
Cardinal Health, Inc.	30,708	1,278,067
Eli Lilly & Co.	60,700	3,447,153
Express Scripts Holding Co.*	15,400	887,810
GlaxoSmithKline PLC (United Kingdom)	156,825	3,666,073
Johnson & Johnson(a)	157,346	12,828,420
McKesson Corp.	18,900	2,040,444
Merck & Co., Inc.	214,657	9,494,279
Mylan, Inc.*	49,808	1,441,444
Novartis AG (Switzerland)	88,026	6,254,455
Novo Nordisk A/S (Denmark) (Class B Stock)	639	103,819
Omnicare, Inc.(a)	10,700	435,704
Onyx Pharmaceuticals, Inc.*	36,331	3,228,372
Pfizer, Inc.	423,659	12,226,799
Roche Holding AG (Switzerland)	31,360	7,300,706
Sanofi (France)	71,460	7,261,235
Shionogi & Co. Ltd. (Japan)	28,800	583,666
Shire PLC (United Kingdom)	46,749	1,423,503
Teva Pharmaceutical Industries Ltd. (Israel), ADR	26,775	1,062,432
Valeant Pharmaceuticals International, Inc. (Canada)*	31,280	2,346,626
Warner Chilcott PLC (Ireland) (Class A Stock)	28,380	384,549
Zoetis, Inc.	12,800	427,520

		89,724,395

Pipelines — 0.2%
Kinder Morgan, Inc.	32,700	1,264,836
NuStar GP Holdings LLC	37,800	1,228,500

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The)	62,121	$2,327,053

		4,820,389

Real Estate — 1.0%
Atrium European Real Estate Ltd. (United Kingdom)	31,476	181,564
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	15,400	561,946
CapitaLand Ltd. (Singapore)	534,000	1,527,365
CapitaMalls Asia Ltd. (Singapore)	656,000	1,088,345
Cheung Kong Holdings Ltd. (Hong Kong)	185,000	2,740,638
China Overseas Land & Investment Ltd. (Hong Kong)	932,000	2,577,615
China Resources Land Ltd. (Cayman Islands)	200,000	560,782
Deutsche Wohnen AG (Germany)	35,041	636,929
EZ Tec Empreendimentos e Participacoes SA (Brazil)	13,300	177,838
First Capital Realty, Inc. (Canada)	45,329	845,582
Global Logistic Properties Ltd. (Singapore)	382,000	811,241
GSW Immobilien AG (Germany)	18,443	729,569
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	244,800	411,991
Hang Lung Properties Ltd. (Hong Kong)	571,000	2,137,743
Helical Bar PLC (United Kingdom)	129,885	467,237
Hongkong Land Holdings Ltd. (Bermuda)	105,000	778,050
Keppel Land Ltd. (Singapore)	75,000	239,211
LEG Immobilien GmbH (Germany)	3,214	172,211
Longfor Properties Co. Ltd. (Cayman Islands)	107,000	177,551
Mitsubishi Estate Co. Ltd. (Japan)	193,000	5,467,187
Mitsui Fudosan Co. Ltd. (Japan)	137,000	3,912,353
New World Development Ltd. (Hong Kong)	802,000	1,363,039
Sino Land Co. Ltd. (Hong Kong)	351,400	598,072
ST Modwen Properties PLC (United Kingdom)	19,126	74,832
Sun Hung Kai Properties Ltd. (Hong Kong)	83,000	1,120,042
Technopolis PLC (Finland)	34,504	165,417

		29,524,350

Real Estate Investment Trusts — 2.9%
Agree Realty Corp.	15,594	469,379
Alexandria Real Estate Equities, Inc.	3,214	228,130
Allied Properties Real Estate Investment Trust (Canada)	22,800	741,334
Alstria Office REIT AG (Germany)	44,202	498,046
American Campus Communities, Inc.	22,623	1,025,727
American Capital Ltd.*	57,400	837,753
American Tower Corp.	5,771	443,905
Annaly Capital Management, Inc.	104,100	1,654,149
Apartment Investment & Management Co. (Class A Stock)	56,735	1,739,495
AvalonBay Communities, Inc.	13,243	1,677,491
Aviv REIT, Inc.*	7,000	168,420
Beni Stabili SpA (Italy)	526,277	313,761
Boston Properties, Inc.	27,340	2,762,980
British Land Co. PLC (United Kingdom)	192,251	1,587,656
Camden Property Trust	12,200	837,896
Canadian Real Estate Investment Trust (Canada)	26,300	1,163,999
CapitaCommercial Trust (Singapore)	132,000	169,061

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
CapitaMall Trust (Singapore)	400,000	$675,138
CBL & Associates Properties, Inc.	73,103	1,725,231
Corio NV (Netherlands)	12,614	588,482
Cousins Properties, Inc.	55,156	589,618
CubeSmart	99,726	1,575,671
Dexus Property Group (Australia)	1,409,168	1,531,305
Digital Realty Trust, Inc.	32,867	2,199,131
Duke Realty Corp.	71,225	1,209,401
DuPont Fabros Technology, Inc.	24,750	600,684
Education Realty Trust, Inc.	42,000	442,260
Equity One, Inc.	21,900	524,943
Equity Residential	40,938	2,254,046
Essex Property Trust, Inc.	6,900	1,039,002
Excel Trust, Inc.	48,300	659,295
Extra Space Storage, Inc.	29,300	1,150,611
Frontier Real Estate Investment Corp. (Japan)	45	514,072
General Growth Properties, Inc.	61,800	1,228,584
Goodman Group (Australia)	559,088	2,794,625
Hammerson PLC (United Kingdom)	112,779	842,934
HCP, Inc.	78,966	3,937,244
Highwoods Properties, Inc.	16,401	648,988
Host Hotels & Resorts, Inc.	77,100	1,348,479
ICADE (France)	6,787	593,510
Japan Logistics Fund, Inc. (Japan)	49	571,910
Japan Real Estate Investment Corp. (Japan)	115	1,593,444
Japan Retail Fund Investment Corp. (Japan)	261	647,573
Kimco Realty Corp.	72,976	1,634,662
Klepierre (France)	4,958	194,762
Land Securities Group PLC (United Kingdom)	29,772	375,017
LaSalle Hotel Properties	55,834	1,417,067
Liberty Property Trust	38,907	1,546,553
Link REIT (The) (Hong Kong)	142,500	777,205
Mirvac Group (Australia)	688,385	1,164,781
National Retail Properties, Inc.	41,065	1,485,321
Nippon Prologis REIT, Inc. (Japan)*	38	413,767
Nomura Real Estate Office Fund, Inc. (Japan)	83	611,744
Nomura Real Estate Residential Fund, Inc. (Japan)	41	278,627
ORIX JREIT, Inc. (Japan)	255	360,091
Pebblebrook Hotel Trust	10,900	281,111
Pennsylvania Real Estate Investment Trust	18,200	352,898
Post Properties, Inc.	21,515	1,013,357
ProLogis, Inc.	61,914	2,475,322
Public Storage	13,500	2,056,320
Rayonier, Inc.(a)	26,100	1,557,387
Realty Income Corp.	8,600	390,010
Regency Centers Corp.	15,000	793,650
RioCan Real Estate Investment Trust (Canada)	15,745	430,882
Simon Property Group, Inc.	43,407	6,882,614
SL Green Realty Corp.	3,600	309,996
Stockland (Australia)	214,613	819,039
Suntec Real Estate Investment Trust (Singapore)	263,000	382,137
Unibail-Rodamco SE (France)	18,366	4,277,678
Vastned Retail NV (Netherlands)	10,794	447,605

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Ventas, Inc.	40,454	$2,961,233
Warehouses De Pauw SCA (Belgium)*	3,898	247,335
Wereldhave NV (Netherlands)	3,013	208,290
Westfield Group (Australia)	152,034	1,722,551
Westfield Retail Trust (Australia)	121,713	383,188

		86,057,563

Retail — 2.5%
American Eagle Outfitters, Inc.	13,900	259,930
Astra International Tbk PT (Indonesia)	939,000	766,194
AutoZone, Inc.*	14,260	5,657,941
Bed Bath & Beyond, Inc.*	31,900	2,054,998
Belle International Holdings Ltd. (Cayman Islands)	1,071,000	1,789,491
Brinker International, Inc.	87,530	3,295,505
Clicks Group Ltd. (South Africa)	71,500	450,914
Compagnie Financiere Richemont SA
(Switzerland) (Class A Stock)	39,084	3,067,268
CVS Caremark Corp.	45,020	2,475,650
GameStop Corp. (Class A Stock)(a)	16,300	455,911
Gap, Inc. (The)	10,600	375,240
Home Depot, Inc. (The)	169,043	11,795,821
Kingfisher PLC (United Kingdom)	287,129	1,255,614
Kohl’s Corp.	61,600	2,841,608
Lowe’s Cos., Inc.	44,986	1,705,869
Lululemon Athletica, Inc.*(a)	15,726	980,516
Macy’s, Inc.	42,153	1,763,682
Marks & Spencer Group PLC (United Kingdom)	160,484	951,009
McDonald’s Corp.	8,800	877,272
Michael Kors Holdings Ltd. (British Virgin Islands)*	41,390	2,350,538
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	30,890	2,649,744
Neebo, Inc.*	1,680	2,520
Nu Skin Enterprises, Inc. (Class A Stock)(a)	8,800	388,960
O’Reilly Automotive, Inc.*	23,870	2,447,869
PetSmart, Inc.(a)	31,600	1,962,360
PPR (France)	7,916	1,739,223
Real Mex Restaurants, Inc.*	500,000	28,500
Ross Stores, Inc.	50,719	3,074,585
Rush Enterprises, Inc. (Class A Stock)*	44,204	1,066,200
Seven & I Holdings Co. Ltd. (Japan)	56,400	1,871,328
Shanghai Pharmaceuticals Holding Co. Ltd. (China) (Class H Stock)	118,000	259,685
Target Corp.(a)	33,405	2,286,572
TJX Cos., Inc. (The)	35,896	1,678,138
Walgreen Co.	61,700	2,941,856
Williams-Sonoma, Inc.(a)	70,320	3,622,886
Yum! Brands, Inc.	21,853	1,572,105

		72,763,502

Savings & Loan — 0.1%
EverBank Financial Corp.	29,187	449,480
People’s United Financial, Inc.(a)	105,600	1,419,264

		1,868,744

Semiconductors — 1.7%
Altera Corp.	14,964	530,773
Analog Devices, Inc.	37,700	1,752,673
Applied Materials, Inc.	102,297	1,378,964

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
ASML Holding NV (Netherlands), (Chi-X)	26,732	$1,797,964
ASML Holding NV (Netherlands), (XNGS)(a)	25,576	1,739,424
Avago Technologies Ltd. (Singapore)	125,827	4,519,705
Broadcom Corp. (Class A Stock)	149,331	5,177,306
Chipbond Technology Corp. (Taiwan)	196,000	445,085
Freescale Semiconductor Ltd. (Bermuda)*(a)	56,478	840,957
KLA-Tencor Corp.	28,292	1,492,120
Lam Research Corp.*(a)	135,282	5,608,791
LSI Corp.*	95,779	649,382
Micron Technology, Inc.*	53,365	532,582
QUALCOMM, Inc.	83,993	5,623,331
Realtek Semiconductor Corp. (Taiwan)	176,090	404,163
Samsung Electronics Co. Ltd. (South Korea)	2,449	3,338,062
Samsung Electronics Co. Ltd. (South Korea), GDR	6,980	4,736,563
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	225,035	3,868,352
Texas Instruments, Inc.(a)	96,469	3,422,720
Xilinx, Inc.	28,195	1,076,203

		48,935,120

Shipbuilding
Huntington Ingalls Industries, Inc.	20,620	1,099,665
Samsung Heavy Industries Co. Ltd. (South Korea)	9,520	302,638

		1,402,303

Software — 1.0%
Adobe Systems, Inc.*	21,280	925,893
athenahealth, Inc.*	2,500	242,600
Cerner Corp.*(a)	5,518	522,830
Citrix Systems, Inc.*	18,447	1,331,136
Dun & Bradstreet Corp. (The)(a)	4,000	334,600
HCL Technologies Ltd. (India)	30,890	452,472
Infoblox, Inc.*	37,810	820,477
Microsoft Corp.	385,887	11,040,227
Oracle Corp.	101,337	3,277,239
Red Hat, Inc.*	25,970	1,313,043
salesforce.com, Inc.*(a)	8,680	1,552,244
SAP AG (Germany)	48,530	3,888,023
SolarWinds, Inc.*	17,270	1,020,657
VMware, Inc. (Class A Stock)*	10,103	796,925
Workday, Inc.*(a)	22,110	1,362,639

		28,881,005

Storage
Safestore Holdings PLC (United Kingdom)	141,263	254,352

Telecommunications — 1.3%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	28,600	599,456
Aruba Networks, Inc.*(a)	80,750	1,997,755
AT&T, Inc.	185,214	6,795,501
BT Group PLC (United Kingdom)	305,055	1,288,580
China Mobile Ltd. (Hong Kong)	156,000	1,654,597
China Mobile Ltd. (Hong Kong), ADR	3,500	185,955
Cisco Systems, Inc.	425,309	8,893,212
Juniper Networks, Inc.*	25,542	473,549
Mobile Telesystems OJSC (Russia), ADR	60,580	1,256,429
MTN Group Ltd. (South Africa)	47,640	836,613

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Palo Alto Networks, Inc.*(a)	21,910	$1,240,106
SK Telecom Co. Ltd. (South Korea)	2,720	442,028
Softbank Corp. (Japan)	39,300	1,810,621
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	170,371	2,122,922
Telephone & Data Systems, Inc.	16,000	337,120
Verizon Communications, Inc.	49,909	2,453,027
Vodafone Group PLC (United Kingdom)	2,046,207	5,801,623

		38,189,094

Transportation — 0.7%
Canadian Pacific Railway Ltd. (Canada)	17,850	2,328,889
CSX Corp.	157,522	3,879,767
East Japan Railway Co. (Japan)	26,600	2,189,626
General Maritime Corp.*	148	4,440
Globaltrans Investment PLC (Cyprus), GDR	17,680	280,803
J.B. Hunt Transport Services, Inc.	37,180	2,769,166
Kirby Corp.*	21,430	1,645,824
Norfolk Southern Corp.	2,787	214,822
Old Dominion Freight Line, Inc.*	39,410	1,505,462
Teekay Corp. (Marshall Islands)	43,000	1,546,280
Union Pacific Corp.	18,542	2,640,566
United Parcel Service, Inc. (Class B Stock)	2,500	214,750
West Japan Railway Co. (Japan)	22,900	1,101,727
Yamato Holdings Co. Ltd. (Japan)	43,600	790,841

		21,112,963

Water — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	22,100	1,052,969
Guangdong Investment Ltd. (Hong Kong)	614,000	539,925
Suez Environnement Co. (France)	59,578	759,808

		2,352,702

TOTAL COMMON STOCKS (cost $1,171,166,136)		1,357,376,220

PREFERRED STOCKS — 0.8%
Automobile Manufacturers — 0.1%
General Motors Co., Series B, CVT, 4.750%	14,000	601,160
Volkswagen AG (Germany), (PRFC)	15,920	3,163,103

		3,764,263

Banks — 0.1%
Ally Financial, Inc., 144A, 7.000%	461	455,929
Itau Unibanco Holding SA (Brazil), ADR (PRFC)	106,910	1,902,998

		2,358,927

Beverages — 0.1%
Companhia de Bebidas das Americas (Brazil), ADR (PRFC)	39,620	1,677,115

Commercial Banks — 0.2%
Bank of America Corp., Series L, 7.250%	4,086	4,977,402

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%	3,000	81,600

Financial–Bank & Trust — 0.2%
Wells Fargo & Co., Series L, CVT, 7.500%	4,331	5,581,576

Household Products/Wares — 0.1%
Henkel AG & Co. KGaA (Germany), (PRFC)	30,386	2,924,787

			Shares	Value
PREFERRED STOCKS (Continued)
Iron/Steel
Vale SA (Brazil), ADR (PRFC)			73,750	$1,219,087

TOTAL PREFERRED STOCKS (cost $20,401,642)				22,584,757

UNAFFILIATED MUTUAL FUND
Cohen & Steers Infrastructure Fund, Inc. (cost $523,797)			32,609	674,680

			Units
WARRANTS*
Automobile Manufacturers
General Motors Co., expiring 07/10/16			10,031	185,674
General Motors Co., expiring 07/10/19			10,031	118,265

				303,939

Retail
Neebo, Inc. (Class A Stock), expiring 06/20/19			1,980	—
Neebo, Inc. (Class B Stock), expiring 06/20/19			4,243	—

				—

Transportation
General Maritime Corp., expiring 05/17/17			230	—

TOTAL WARRANTS (cost $452,644)				303,939

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.1%
Accredited Mortgage Loan Trust,
Series 2003-3, Class A1
5.210%	01/25/34	B3	238	227,459
Series 2006-2, Class A3
0.354%(c)	09/25/36	Baa1	202	196,986
Ally Auto Receivables Trust,
Series 2010-3, Class A4
1.550%	08/17/15	Aaa	467	471,026
Series 2011-1, Class A3
1.380%	01/15/15	Aaa	138	138,797
Series 2012-2, Class A3
0.740%	04/15/16	Aaa	1,104	1,107,297
Series 2012-3, Class A3
0.850%	08/15/16	Aaa	1,005	1,010,401
Series 2012-4, Class A3
0.590%	01/17/17	Aaa	1,856	1,858,150
American Credit Acceptance Receivables Trust,
Series 2012-2, Class A, 144A
1.890%	07/15/16	A+(d)	893	898,507
Bear Stearns Asset Backed Securities Trust,
Series 2003-SD1, Class A
0.652%(c)	12/25/33	A2	395	387,645
Centex Home Equity,
Series 2004-D, Class AF4
4.680%	06/25/32	A1	505	528,044
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-6, Class 1A4
4.499%	11/25/34	Baa2	197	199,167

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Citifinancial Mortgage Securities, Inc.,
Series 2003-3, Class AF4
5.848%	08/25/33	A3	563	$552,638
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC1, Class A2A
0.254%(c)	12/25/36	Caa1	36	21,294
CNH Equipment Trust,
Series 2011-A, Class A3
1.200%	05/16/16	Aaa	224	224,802
Countrywide Asset-Backed Certificates,
Series 2005-12, Class 1A4
5.323%(c)	02/25/36	Ba1	250	257,145
CPS Auto Trust,
Series 2011-C, Class A, 144A
4.210%	03/15/19	A1	124	129,115
Series 2012-C, Class A, 144A
1.820%	12/16/19	A1	540	544,140
Series 2012-D, Class A, 144A
1.480%	03/16/20	A1	496	497,569
Series 2013-A, Class A, 144A
1.360%	06/15/20	A1	938	935,465
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/16/20	AAA(d)	589	592,716
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-CF2, Class 1A2, 144A
5.150%	01/25/43	Aa1	314	308,476
Discover Card Master Trust,
Series 2012-A1, Class A1
0.810%	08/15/17	Aaa	656	659,984
DT Auto Owner Trust,
Series 2012-2A, Class A, 144A
0.910%	11/16/15	AAA(d)	328	328,759
Equity One Mortgage Pass-Through Trust,
Series 2003-2, Class M1
5.050%(c)	09/25/33	Ba3	228	229,317
Exeter Automobile Receivables Trust,
Series 2012-2A, Class A, 144A
1.300%	06/15/17	AA(d)	646	649,572
First Franklin Mortgage Loan Trust,
Series 2005-FF9, Class A3
0.500%(c)	10/25/35	AA+(d)	328	327,948
FNDUS,
Series TBA, Class TBA
2.010%	06/01/20	Aaa	2,000	2,018,120
Ford Credit Auto Owner Trust,
Series 2012-A, Class A3
0.840%	08/15/16	Aaa	2,240	2,249,056
HLSS Servicer Advance Receivables Backed Notes,
Series 2012-T2, Class A1, 144A
1.340%	10/15/43	AAA(d)	348	348,870
Series 2012-T2, Class A2, 144A
1.990%	10/15/45	AAA(d)	365	372,081
Home Equity Asset Trust,
Series 2005-2, Class M2
0.682%(c)	07/25/35	A3	318	310,242
Honda Auto Receivables Owner Trust,
Series 2011-1, Class A4
1.800%	04/17/17	Aaa	845	855,754
Series 2012-1, Class A4
0.970%	04/16/18	Aaa	675	680,433

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
HSBC Home Equity Loan Trust,
Series 2005-2, Class A1
1.573%(c)	01/20/35	Aaa	324	$315,610
Series 2006-1, Class A1
0.781%(c)	01/20/36	Aaa	304	298,570
Huntington Auto Trust,
Series 2012-1, Class A3
0.810%	09/15/16	Aaa	546	548,037
Hyundai Auto Receivables Trust,
Series 2012-B, Class A3
0.620%	09/15/16	Aaa	1,356	1,357,622
Series 2013-A, Class A3
0.560%	07/17/17	Aaa	1,713	1,712,546
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.502%(c)	11/25/35	B3	72	60,439
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Class A3
1.420%	08/15/14	Aaa	66	65,950
Mid-State Capital Corp. Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	Baa1	832	882,429
Park Place Securities, Inc.,
Series 2004-MCW1, Class M1
1.139%(c)	10/25/34	A3	777	758,787
Series 2004-WHQ2, Class M2
0.832%(c)	02/25/35	Baa1	286	282,221
Series 2005-WHQ3, Class M2
0.652%(c)	06/25/35	Baa1	200	179,463
RASC Trust,
Series 2004-KS5, Class AI5
5.600%	06/25/34	Caa1	275	285,791
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC6, Class M1
0.612%(c)	11/25/35	Ba3	550	517,078
Series 2006-NC1, Class A2
0.394%(c)	01/25/36	B2	491	478,270
Residential Asset Securities Corp.,
Series 2005-KS9, Class A3
0.572%(c)	10/25/35	Aa2	335	328,464
Series 2006-KS1, Class A4
0.502%(c)	02/25/36	Ba2	500	479,106
Santander Drive Auto Receivables Trust,
Series 2012-3, Class A3
1.080%	04/15/16	Aaa	578	580,180
Series 2012-5, Class A3
0.830%	12/15/16	Aaa	491	492,307
Stanwich Mortgage Loan Trust,
Series 2012-NPL4, Class A, 144A
2.981%	09/15/42	NR	843	844,878
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.450%	02/25/32	Baa2	164	163,704
Trafigura Securitisation Finance PLC (Ireland),
Series 2012-1A, Class A, 144A
2.603%(c)	10/15/15	Aaa	563	574,074
USAA Auto Owner Trust,
Series 2012-1, Class A3
0.469%	08/15/16	Aaa	698	696,850

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Westgate Resorts LLC,
Series 2012-1, Class A, 144A
4.500%	09/20/25	A(d)	159	$162,730
World Omni Auto Receivables Trust,
Series 2012-A, Class A3
0.640%	02/15/17	Aaa	1,170	1,174,513

TOTAL ASSET-BACKED SECURITIES (cost $32,564,236)				33,356,594

BANK LOANS(c) — 0.5%
Advertising
inVentiv Health, Inc.,
Consolidated Term Loan
7.500%	08/04/16	Ba3	55	54,140
Vertis, Inc.,
Term Loan
11.750%	08/02/15	NR	266	75,951

				130,091

Aerospace & Defense
Hamilton Sunstrand,
Refinancing Term Loan
4.000%	12/13/19	B1	144	144,690

Airlines
Delta Air Lines, Inc.,
Term Loan B-1
5.250%	10/28/18	Ba2	500	507,735

Auto Parts & Equipment
Autoparts Holdings Ltd.,
Term Loan B (First Lien)
6.500%	08/01/17	B1	29	29,068
6.500%	01/01/40	B1	15	14,821

				43,889

Automobile Manufacturers
Chrysler Group LLC/CG Co-Issuer, Inc.,
Tranche Term Loan B
6.000%	05/24/17	Ba1	583	593,616

Building Materials
Custom Building Products, Inc.,
Term Loan
6.000%	12/15/19	B2	165	167,510

Chemicals
Tronox Ltd.,
Term Loan
4.750%	03/20/20	Ba2	35	35,467

Coal
Arch Coal, Inc.,
Term Loan
5.750%	05/16/18	Ba3	262	266,396
Patriot Coal Corp.,
Term Loan (DIP)
9.250%	11/02/13	B+(d)	21	21,562

				287,958

Commercial Services — 0.1%
Alliance Laundry Systems LLC,
Initial Term Loan (First Lien)
4.500%	12/10/18	B2	100	100,361

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Commercial Services (cont’d.)
BakerCorp International, Inc.,
Term Loan
4.250%	02/28/20	Ba3	108	$108,636
Catalent Pharma Solutions, Inc.,
Dollar Term Loan 2
5.250%	09/15/17	Ba3	198	199,052
Cengage Learning Acquisitions, Inc.,
Original Term Loan
2.710%	07/03/14	Caa2	238	182,550
Ceridian Corp.,
Extended U.S. Term Loan
5.953%	05/30/17	B1	60	60,746
Clarke American Corp.,
Tranche Term Loan B-1
2.704%	06/30/14	B1	82	81,172
Tranche Term Loan B-2
5.454%	06/30/14	B1	203	200,518
DuPont Performance Coatings USA,
Term Loan
5.500%	01/17/20	B1	103	104,745
Edwards Ltd.,
Term Loan
4.750%	03/30/20	B2	80	80,000
Focus Brands, Inc.,
Term Loan (First Lien)
6.250%	02/17/18	B1	140	141,152
6.250%	02/21/18	B1	49	49,883
7.250%	02/21/18	B1	3	3,056
Intelligrated, Inc.,
Initial Loan (Second Lien)
10.500%	01/18/20	Caa1	125	127,969
Term Loan (First Lien)
5.500%	07/18/19	B1	145	145,415
RedPrairie Crown Parent LLC,
Term Loan
6.750%	12/14/18	B1	154	156,450
Sourcehov LLC,
Term Loan (First Lien)
6.625%	04/28/17	B1	1	502
Term Loan (Second Lien)
10.250%	04/28/19	Caa2	125	125,000
Term Loan B (First Lien)
6.625%	04/28/17	B1	199	197,395

				2,064,602

Containers & Packaging
Reynolds Group Holdings, Inc.,
U.S. Term Loan
4.750%	09/28/18	B1	89	89,728
Southern Graphics Systems, Inc.,
Term Loan
5.000%	10/15/19	B1	25	25,187

				114,915

Diversified Financial Services — 0.1%
Capmark Financial Group, Inc. - Escrow,
Term Loan
5.250%	01/01/41	NR	3,370	44,653

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Financial Services (cont’d.)
Compass Investors, Inc.,
Initial Term Loan
5.250%	12/14/19	B1	263	$265,257
Flying Fortress, Inc.,
Term Loan
5.000%	06/30/17	Ba2	500	503,540
Walter Investment Management Corp.,
Tranche Term Loan B
5.750%	11/30/17	B2	179	182,276

				995,726

Diversified Manufacturing
Wilsonart International,
Term Loan B
5.500%	10/31/20	B2	100	101,072

Electric
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
3.702%	10/10/14	Caa1	283	207,556
3.792%	10/10/14	Caa1	145	106,220
2017 Term Loan (Extending)
4.702%	10/10/17	Caa1	283	200,591
4.792%	10/10/17	Caa1	145	102,656

				617,023

Entertainment
CCM Merger, Inc.,
Term Loan
6.000%	03/01/17	B2	82	83,064
Mohegan Tribal Gaming Authority,
Term Loan
9.000%	03/31/16	B3	225	232,126
Station Casinos,
Term Loan
5.000%	03/01/20	B2	135	136,406

				451,596

Food
SUPERVALU, Inc.,
2013 Term Loan
6.250%	03/18/19	B1	200	203,250

Healthcare Products
Kinetic Concepts, Inc.,
Dollar Term Loan C-1
5.500%	05/04/18	Ba2	75	75,876
Sage Products, Inc.,
Replacement Term Loan (First Lien)
4.250%	11/20/19	B(d)	145	145,906

				221,782

Healthcare Services
CHG Buyer Corp.,
Term Loan (First Lien)
5.000%	11/19/19	B1	74	74,948
National Mentor Holdings, Inc.,
Tranche Term Loan B-1
6.500%	02/09/17	B1	495	500,727

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Healthcare Services (cont’d.)
U.S. Renal Care, Inc.,
Initial Term Loan (First Lien)
6.250%	07/12/19	B1	50	$50,369

				626,044

Insurance
Asurion Corp.,
Amortizing Term Loan
4.750%	07/23/17	B+(d)	70	70,884

Internet Software & Services
Go Daddy Group Operating Co. LLC,
Tranche Term Loan B-2
4.250%	12/17/18	NR	372	373,500
Zayo Group LLC,
Term Loan
5.250%	06/15/19	Caa1	16	16,441

				389,941

Lodging
Caesars Entertainment Operating Co., Inc.,
Term Loan B-6
5.454%	01/28/18	B2	319	295,023
ROC Finance LLC,
Fundederm Loan B
8.500%	08/19/17	B1	137	140,425
Incremental 18 Month Draw Term Loan B
8.500%	05/22/19	B1	60	60,264
8.500%	08/19/17	B1	8	8,562

				504,274

Media — 0.1%
Clear Channel Communications, Inc.,
Term Loan B
3.854%	01/29/16	Caa1	840	744,410
Entercom Communications Corp.,
Term Loan B-1
5.000%	11/15/18	Ba3	120	121,913
5.000%	11/23/18	Ba3	13	12,890
Radio One, Inc.,
Term Loan
7.500%	03/31/16	B2	739	756,690
Univision Communication, Inc.,
2013 Converted Extended Term Loan (First Lien)
4.750%	02/20/20	B2	499	501,734
Term Loan
4.750%	03/31/17	Ba3	174	174,203

				2,311,840

Metals & Mining
FMG Resources PTY Ltd.,
Term Loan
5.250%	10/12/17	Ba1	119	120,754

Oil & Gas
Alon USA Energy, Inc.,
Tranche Term Loan B
9.250%	11/13/18	B2	28	28,747
MEG Energy Corp.,
Incremental Term Loan
3.750%	03/31/20	Ba1	79	79,549

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Oil & Gas (cont’d.)
NFR Energy,
Term Loan (Second Lien)
8.750%	01/18/18	Caa1	117	$119,366

				227,662

Pharmaceuticals
Aptalis Pharma, Inc.,
Term Loan B-2
5.500%	02/11/17	B2	516	519,802

Real Estate Investment Trusts
Realogy Corp.,
Extended Synthetic Commitment
4.400%	10/10/16	B1	43	43,320
Synthetic LC
3.150%	10/10/13	B1	4	4,037

				47,357

Restaurants
NPC International, Inc.,
Term Loan
4.500%	12/28/18	NR	49	49,492

Retail
J.Crew Group, Inc.,
Term Loan B-1
4.000%	03/07/18	B1	346	349,951
Rite Aid Corp.,
Term Loan (Second Lien)
5.750%	08/21/20	Caa1	30	31,050

				381,001

Semiconductors
Freescale Semiconductor, Inc.,
Tranche Term Loan B-4
5.000%	01/30/20	B1	175	175,383
ON Semiconductor,
Term Loan
2.048%	01/01/40	NR	150	150,000

				325,383

Software — 0.1%
Attachmate Corp.,
Term Loan (First Lien)
7.250%	11/22/17	B1	125	126,037
First Data Corp.,
2018 Term Loan
5.204%	03/24/17	B1	82	82,711
Syniverse Holdings, Inc.,
Initial Term Loan
5.000%	04/30/19	B1	496	499,848

				708,596

Telecommunications — 0.1%
Alcatel-Lucent USA, Inc.,
U.S. Term Loan
7.250%	01/31/19	B1	150	151,769
ARRIS Group, Inc.,
Term Loan
3.500%	02/15/20	Ba3	90	90,113

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Telecommunications (cont’d.)
Avaya, Inc.,
Term Loan B-3
4.788%	10/26/14	B1	326	$307,267
Term Loan B-5
8.000%	03/31/18	B1	199	200,546
Cricket Communications, Inc,
Term Loan
4.750%	03/01/20	Ba3	127	127,667
Virgin Media,
Term Loan
3.750%	02/14/20	Ba3	90	89,567

				966,929

Transportation
Capsugel Holdings U.S., Inc.,
Initial Term Loan
4.750%	08/01/18	B1	72	72,790
Swift Transportation Co.,
2013 Tranche Term Loan B-2
4.000%	12/21/17	B1	83	83,817
Wabash National Corp.,
Initial Term Loan
6.000%	05/04/19	B1	244	247,224

				403,831

TOTAL BANK LOANS (cost $14,559,647)				14,334,712

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
Banc of America Commercial Mortgage Trust,
Series 2006-3, Class A4
5.889%(c)	07/10/44	BBB+(d)	1,090	1,227,568
Series 2006-5, Class A4
5.414%	09/10/47	Aa3	1,220	1,370,624
Series 2006-5, Class AM
5.448%	09/10/47	Baa1	490	526,930
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	Ba1	765	816,816
BB-UBS Trust,
Series 2012-TFT, Class A, 144A
2.892%	06/05/30	AAA(d)	2,025	2,026,219
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	195	210,708
Series 2007-PW16, Class AM
5.715%(c)	06/11/40	A2	905	1,033,756
Citigroup Commercial Mortgage Trust,
Series 2005-C3, Class AM
4.830%(c)	05/15/43	Aaa	420	449,990
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class AM
5.219%(c)	07/15/44	Aaa	800	878,641
COBALT CMBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.223%	08/15/48	AA+(d)	810	903,902
Series 2006-C1, Class AM
5.254%	08/15/48	BB+(d)	1,310	1,407,154

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Commercial Mortgage Pass-Through Certificates,
Series 2011-THL, Class D, 144A
5.605%	06/09/28	Baa1	100	$101,749
Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.219%(c)	07/15/44	A3	1,430	1,533,628
Credit Suisse Commercial Mortgage Trust,
Series 2006-C2, Class A3
5.686%(c)	03/15/39	Aaa	400	444,475
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C1, Class AJ
5.075%(c)	02/15/38	Aa2	670	702,135
Series 2005-C3, Class AM
4.730%	07/15/37	Aa1	750	809,299
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class KERA, 144A
0.603%(c)	09/15/21	Baa3	158	149,525
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	07/25/21	Aaa	1,239	1,361,864
Series 2011-M4, Class A2
3.726%	06/25/21	Aaa	1,430	1,586,325
Series 2012-M8, Class ASQ2
1.520%	12/25/19	Aaa	1,328	1,351,858
Series 2012-M8, Class ASQ3
1.801%	12/25/19	Aaa	1,515	1,539,276
Fontainebleau Miami Beach Trust,
Series 2012-FBLU, Class A, 144A
2.887%	05/05/27	NR	879	896,026
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class AM
5.866%(c)	07/10/38	Aa3	1,685	1,885,483
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-CB13, Class A4
5.298%(c)	01/12/43	Aaa	600	657,977
Series 2006-CB16, Class A4
5.552%	05/12/45	Aaa	1,145	1,290,445
Series 2006-LDP6, Class AM
5.525%(c)	04/15/43	Aa2	825	922,534
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.866%(c)	06/15/38	Aaa	525	595,474
Series 2006-C6, Class A4
5.372%	09/15/39	Aaa	525	594,523
Series 2007-C1, Class AM
5.455%	02/15/40	BB-(d)	1,460	1,647,572
Series 2007-C6, Class A4
5.858%(c)	07/15/40	Aaa	1,010	1,157,724
Series 2007-C7, Class A3
5.866%(c)	09/15/45	AA-(d)	1,010	1,162,487
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AJ
5.371%(c)	01/12/44	Aa2	210	229,663
Series 2006-C1, Class A4
5.686%(c)	05/12/39	AAA(d)	600	678,854
Morgan Stanley Capital I Trust,
Series 2004-HQ3, Class A4
4.800%	01/13/41	Aaa	344	352,515

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2006-IQ12, Class AM
5.370%	12/15/43	BBB(d)		1,310	$1,472,040
Series 2006-IQ12, Class AMFX
5.370%	12/15/43	BBB(d)		1,255	1,422,615
Series 2007-HQ11, Class X, IO, 144A
24.582%(c)	02/12/44	Ba3		49,714	296,444
NorthStar Trust,
Series 2012-1, Class A, 144A
1.402%(c)	08/25/29	Aaa		703	703,441
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4, Class A3
5.540%(c)	08/15/39	AAA(d)		630	661,025
UBS Commercial Mortgage Trust,
Series 2012-C1, Class XA, IO, 144A
2.358%(c)	05/10/45	Aaa		5,002	748,379
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	Aaa		647	687,383
VNO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	AAA(d)		1,049	1,055,916
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4
5.297%(c)	12/15/44	Aaa		2,215	2,431,986
Series 2006-C27, Class A3
5.765%(c)	07/15/45	Aaa		1,006	1,113,681
Wells Fargo Reremic Trust,
Series 2012-IO, Class A, 144A
1.750%	08/20/21	Aaa		831	831,878

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $42,717,909)					43,928,507

CONVERTIBLE BONDS — 0.5%
Diversified Financial Services
Somerset Cayuga Holding Co., Inc.,
Sr. Sec’d. Notes, PIK, 144A
2.000%	06/15/17	NR		60	60,072

Insurance — 0.1%
AXA SA (France),
Sub. Notes
3.750%	01/01/17	A3	EUR	308	1,039,364

Investment Companies — 0.1%
Aabar Investments PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
4.000%	05/27/16	NR	EUR	1,100	1,472,786
Ares Capital Corp.,
Sr. Unsec’d. Notes
5.125%	06/01/16	BBB(d)		653	696,669
Sr. Unsec’d. Notes, 144A
4.750%	01/15/18	BBB(d)		1,126	1,166,114
Prospect Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	01/15/19	BBB(d)		583	605,956

					3,941,525

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CONVERTIBLE BONDS (Continued)
Real Estate — 0.2%
British Land Co. Jersey Ltd. (United Kingdom),
Gtd. Notes
1.500%	09/10/17		NR	GBP	2,500	$3,867,017
CapitaLand Ltd. (Singapore),
Sr. Unsec’d. Notes
3.125%	03/05/18		NR	SGD	750	655,460

						4,522,477

Real Estate Investment Trusts — 0.1%
Boston Properties LP,
Sr. Unsec’d. Notes, 144A
3.625%	02/15/14		A-(d)		1,710	1,770,919
Wereldhave NV (Netherlands),
Sr. Unsec’d. Notes
2.875%	11/18/15		NR	EUR	800	1,048,557

						2,819,476

Retail
Real Mex Restaurants, Inc.,
Notes
1.120%	01/01/40		NR		194	194,013

Software
salesforce.com, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	04/01/18		NR		720	721,350

TOTAL CONVERTIBLE BONDS (cost $11,603,871)						13,298,277

CORPORATE BONDS — 17.4%
Advertising
inVentiv Health, Inc.,
Gtd. Notes, 144A
10.750%	08/15/18		Caa2		156	133,380
11.000%	08/15/18		Caa2		66	56,430
Sr. Sec’d. Notes, 144A
9.000%	01/15/18		B2		90	94,500
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18		Caa2		214	140,170
Sr. Sec’d. Notes, 144A
11.000%	08/01/17		B2		62	65,565
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22	(a)	Baa2		665	661,623

						1,151,668

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
5.200%	08/15/15		Baa2		170	184,585
6.375%	06/01/19		Baa2		70	83,827
Boeing Co. (The),
Sr. Unsec’d. Notes
7.950%	08/15/24		A2		540	785,425
GenCorp, Inc.,
Sec’d. Notes, 144A
7.125%	03/15/21		Ba3		44	46,420

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Aerospace & Defense (cont’d.)
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.125%	09/15/16	Baa1	1,530	$1,589,070
3.350%	09/15/21	Baa1	365	383,125
Sr. Unsec’d. Notes, 144A
4.070%	12/15/42	Baa1	620	567,035
Triumph Group, Inc.,
Series 144A, Sr. Notes, 144A
4.875%	04/01/21	Ba3	50	50,500
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22	A2	64	67,077
4.500%	06/01/42	A2	1,011	1,077,593
6.125%	02/01/19	A2	290	361,726

				5,196,383

Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	Baa1	1,875	1,843,299
4.750%	05/05/21	Baa1	975	1,103,524
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
1.400%	06/05/15	A3	970	981,539
3.250%	06/07/22	A3	800	831,636
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	Baa2	230	296,471
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
3.300%	03/01/22	A2	250	254,174
6.000%	11/27/17	A2	190	226,421
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.900%	11/15/21	A2	320	330,138
4.125%	03/04/43	A2	275	265,586
4.375%	11/15/41	A2	900	906,570

				7,039,358

Airlines — 0.1%
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	07/31/22	Baa3	58	62,904
American Airlines 2011-2 Class A Pass-Through Trust,
Pass-Through Certificates
8.625%	10/15/21	Baa3	66	68,442
American Airlines 2013-1 Class A Pass-Through Trust,
Equipment Trust, 144A
4.000%	07/15/25	BBB-(d)	335	335,837
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	07/02/18	B1	651	689,663
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	Baa2	170	193,344
Continental Airlines 2012-2 Class A Pass-Through Certificates,
Pass-Through Certificates
4.000%	10/29/24	Baa2	85	88,825

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines (cont’d.)
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24		Baa2	585	$662,355
Delta Air Lines 2007-1 Class C Pass-Through Trust,
Pass-Through Certificates
8.954%	08/10/14		B1	286	300,097
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20		Baa2	109	118,990
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	(a)	Baa2	53	58,322
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	05/07/20		Baa2	68	73,780
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	11/01/19		Baa2	132	148,656
UAL 2009-2B Pass-Through Trust,
Pass-Through Certificates, 144A
12.000%	01/15/16		Ba3	246	273,488

					3,074,703

Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20		Ba3	500	544,375
Quiksilver, Inc.,
Gtd. Notes
6.875%	04/15/15	(a)	Caa1	1,000	998,750

					1,543,125

Auto Parts & Equipment
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.750%	08/15/20	(a)	B1	250	286,250
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/21		Baa1	165	181,144
5.000%	03/30/20		Baa1	150	170,731
Titan International, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	10/01/17		B1	30	32,287
Visteon Corp.,
Gtd. Notes
6.750%	04/15/19		B2	450	481,500

					1,151,912

Automobile Manufacturers — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21		B1	500	558,125
Daimler Finance North America LLC,
Gtd. Notes, 144A
1.875%	01/11/18	(a)	A3	565	569,379
1.950%	03/28/14		A3	1,950	1,970,518
2.625%	09/15/16		A3	195	203,326
2.950%	01/11/17		A3	400	419,610

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Automobile Manufacturers (cont’d.)
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		Baa3	165	$153,566
Nissan Motor Acceptance Corp.,
Unsec’d. Notes, 144A
1.800%	03/15/18		A3	364	364,971

					4,239,495

Banks — 1.1%
Ally Financial, Inc.,
Gtd. Notes
4.625%	06/26/15		B1	500	523,147
8.000%	11/01/31		B1	260	328,900
Amsouth Bancorp,
Sub. Debs.
6.750%	11/01/25		Ba2	100	108,031
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
2.400%	11/23/16		Aaa	317	332,977
Sr. Unsec’d. Notes, 144A
3.250%	03/01/16		Aa2	120	127,889
4.875%	01/12/21		Aa2	160	185,781
Bank of Montreal (Canada),
Covered Bonds, 144A
1.300%	10/31/14		Aaa	250	253,450
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17	(a)	Aa3	341	341,511
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21		Aa3	735	795,455
5.450%	05/15/19		Aa3	300	362,664
Sr. Unsec’d. Notes, MTN
2.400%	01/17/17		Aa3	219	228,869
3.100%	01/15/15		Aa3	50	52,318
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	02/23/17		Aa3	226	234,576
Branch Banking & Trust Co.,
Sub. Notes
0.588%(c)	05/23/17		A2	522	512,570
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.150%	03/23/15		Baa1	500	510,253
4.750%	07/15/21		Baa1	265	299,007
Comerica, Inc.,
Sr. Unsec’d. Notes
3.000%	09/16/15		A3	60	63,146
Commonwealth Bank of Australia (Australia),
Covered Bonds, 144A
2.250%	03/16/17		Aaa	250	261,425
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
3.375%	01/19/17		Aa2	45	48,178
Sr. Unsec’d. Notes, 144A
3.200%	03/11/15		Aa2	500	522,096
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.250%	01/11/16		A2	300	317,949

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Discover Bank,
Sr. Unsec’d. Notes
2.000%	02/21/18		Baa3	1,405	$1,409,223
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17		A1	1,000	1,059,162
DNB Boligkreditt A/S (Norway),
Covered Bonds, 144A
2.100%	10/14/16		Aaa	379	392,151
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
3.750%	03/07/17		A2	328	349,527
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	(a)	Baa1	100	116,422
Manufacturers & Traders Trust Co.,
Sub. Notes
6.625%	12/04/17		A3	250	303,221
National Australia Bank Ltd. (Australia),
Covered Bonds, 144A
2.000%	06/20/17		Aaa	330	342,012
Notes
2.750%	09/28/15		Aa2	220	229,950
Sr. Unsec’d. Notes, 144A
3.000%	07/27/16		Aa2	600	634,352
National Bank of Canada (Canada),
Covered Bonds, 144A
1.650%	01/30/14		Aaa	250	252,600
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/17	(a)	Aa3	1,350	1,427,490
Sub. Notes, 144A
4.250%	09/21/22		Baa1	625	639,235
4.875%	05/13/21		Baa1	237	256,541
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
1.625%	03/13/15		Aa1	200	202,959
PNC Bank NA,
Sub. Notes
2.700%	11/01/22		A3	1,160	1,126,575
2.950%	01/30/23		A3	720	715,784
6.000%	12/07/17		A3	253	301,148
PNC Financial Services Group, Inc.,
Sr. Unsec’d. Notes
2.854%	11/09/22		A3	340	336,750
Royal Bank of Canada (Canada),
Covered Bonds
1.200%	09/19/17		Aaa	563	564,831
Sr. Unsec’d. Notes, MTN
0.850%	03/08/16	(a)	Aa3	1,365	1,364,840
2.300%	07/20/16		Aa3	295	307,856
Royal Bank of Scotland PLC (The) (United Kingdom),
Sub. Notes
9.500%(c)	03/16/22		BBB-(d)	220	253,550
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/19/18		A1	1,421	1,420,288

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Societe Generale SA (France),
Bank Gtd. Notes
2.750%	10/12/17	(a)	A2	545	$558,197
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.450%	09/30/13		Aaa	349	350,937
1.875%	10/02/19		Aaa	530	531,537
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.200%	05/12/16	(a)	A2	1,070	1,131,257
Sub. Notes, 144A
3.950%	01/11/23		A3	640	637,401
Svenska Handelsbanken AB (Sweden),
Bank Gtd. Notes
3.125%	07/12/16		Aa3	250	265,374
Sr. Unsec’d. Notes
1.625%	03/21/18	(a)	Aa3	2,480	2,473,176
Sr. Unsec’d. Notes, 144A
4.875%	06/10/14		Aa3	875	919,073
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.750%	03/12/18		A2	595	592,656
2.125%	09/29/17		A2	1,965	1,988,596
U.S. Bancorp,
Sr. Unsec’d. Notes
4.125%	05/24/21		A1	133	148,943
Sr. Unsec’d. Notes, MTN
1.650%	05/15/17		A1	211	215,020
3.000%	03/15/22		A1	133	137,093
Sub. Notes, MTN
2.950%	07/15/22		A2	1,190	1,184,318
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
2.450%	11/28/16		Aaa	200	210,480
Sr. Unsec’d. Notes
4.875%	11/19/19		Aa2	200	233,830

					31,994,547

Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc.,
Gtd. Notes
4.000%	01/17/43		A3	680	664,895
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
1.500%	07/14/14		A3	91	92,048
2.500%	07/15/22		A3	275	270,305
5.375%	01/15/20		A3	1,510	1,821,191
8.000%	11/15/39		A3	160	252,942
Constellation Brands, Inc.,
Gtd. Notes
7.250%	09/01/16		Ba1	150	170,250
Diageo Capital PLC (United Kingdom),
Gtd. Notes
1.500%	05/11/17		A3	113	114,558
5.750%	10/23/17		A3	180	214,482
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
1.400%	10/01/17		Baa1	110	109,500

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.250%	08/13/17		Aa3	180	$180,572
2.750%	03/01/23	(a)	Aa3	1,410	1,411,316
3.000%	08/25/21		Aa3	94	98,709
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
2.450%	01/15/17		Baa1	1,220	1,270,011
3.750%	01/15/22		Baa1	500	535,175

					7,205,954

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.450%	10/01/20		Baa1	300	320,872
3.625%	05/15/22	(a)	Baa1	405	432,421
5.150%	11/15/41		Baa1	300	321,907
5.650%	06/15/42		Baa1	560	647,211
5.750%	03/15/40		Baa1	300	346,332
6.400%	02/01/39		Baa1	61	75,776
Celgene Corp.,
Sr. Unsec’d. Notes
1.900%	08/15/17		Baa2	195	197,994
3.250%	08/15/22		Baa2	85	85,965
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21		Baa1	1,380	1,565,073

					3,993,551

Building Materials — 0.1%
Ainsworth Lumber Co. Ltd. (Canada),
Sr. Sec’d. Notes, 144A
7.500%	12/15/17		B2	50	54,500
Cemex Espana Luxembourg (Spain),
Sr. Sec’d. Notes, 144A
9.250%	05/12/20		B(d)	225	248,625
9.875%	04/30/19		B(d)	150	172,680
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	(a)	B(d)	275	319,687
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.280%(c)	09/30/15	(a)	B(d)	500	522,548
CRH America, Inc.,
Gtd. Notes
6.000%	09/30/16		Baa2	75	85,330
Nortek, Inc.,
Gtd. Notes, 144A
8.500%	04/15/21		Caa1	50	55,375
US Concrete, Inc.,
Sr. Sec’d. Notes
9.500%	10/01/15		NR	88	91,350

					1,550,095

Chemicals — 0.2%
Basell Finance Co. BV (Netherlands),
Gtd. Notes, 144A
8.100%	03/15/27	(a)	BBB-(d)	134	179,560

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.000%	11/15/22		Baa2	200	$196,560
4.125%	11/15/21		Baa2	1,105	1,182,947
7.375%	11/01/29		Baa2	150	199,367
8.550%	05/15/19		Baa2	221	297,061
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
1.950%	01/15/16		A2	58	59,956
4.150%	02/15/43		A2	594	603,179
6.000%	07/15/18		A2	150	184,545
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41		Baa1	295	339,103
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19		B1	250	276,563
9.000%	05/15/15		B1	250	263,125
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		Baa1	288	303,190
PetroLogistics LP/PetroLogistics Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	04/01/20		B2	50	50,313
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	09/30/15		Baa1	200	213,708
PPG Industries, Inc.,
Sr. Unsec’d. Notes
7.400%	08/15/19		Baa1	250	304,865
Praxair, Inc.,
Sr. Unsec’d. Notes
4.375%	03/31/14		A2	275	285,438
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96		Baa2	130	151,865
US Coatings Acquisition, Inc./Flash Dutch 2 BV,
Gtd. Notes, 144A
7.375%	05/01/21	(a)	Caa1	150	157,875

					5,249,220

Coal
Arch Coal, Inc.,
Gtd. Notes
8.750%	08/01/16	(a)	B3	250	260,000
Gtd. Notes, 144A
9.875%	06/15/19	(a)	B3	45	46,125
Peabody Energy Corp.,
Gtd. Notes
6.250%	11/15/21	(a)	Ba1	250	260,000
Walter Energy, Inc.,
Gtd. Notes, 144A
8.500%	04/15/21		B3	57	57,997

					624,122

Commercial Banks — 0.6%
Bank of America Corp.,
Jr. Sub. Notes
8.000%(c)	12/29/49		B1	481	540,548

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
8.125%(c)	12/29/49		B1	204	$229,532
Sr. Notes
1.500%	10/09/15		Baa2	935	938,088
Sr. Unsec’d. Notes
3.750%	07/12/16		Baa2	1,430	1,520,899
3.875%	03/22/17	(a)	Baa2	1,245	1,339,322
5.625%	10/14/16		Baa2	620	698,408
5.625%	07/01/20		Baa2	630	735,190
6.500%	08/01/16		Baa2	267	307,499
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18		Baa2	1,790	1,781,485
3.300%	01/11/23		Baa2	1,115	1,099,456
5.000%	05/13/21		Baa2	815	913,542
5.650%	05/01/18		Baa2	70	80,976
5.875%	02/07/42		Baa2	530	629,656
7.375%	05/15/14		Baa2	290	310,352
Sub. Notes
5.420%	03/15/17		Baa3	700	775,720
Bank of America NA,
Sub. Notes
0.560%(c)	06/15/16		Baa1	500	486,597
Bank of Nova Scotia (Canada),
Covered Bonds, 144A
1.650%	10/29/15		Aaa	166	170,426
Sr. Unsec’d. Notes
1.375%	12/18/17		Aa2	200	199,999
3.400%	01/22/15		Aa2	120	125,847
Barclays Bank PLC (United Kingdom),
Covered Bonds, 144A
2.500%	09/21/15		Aaa	200	208,058
Sr. Unsec’d. Notes
2.750%	02/23/15		A2	625	645,459
5.200%	07/10/14		A2	100	105,419
Sub. Notes, 144A
6.050%	12/04/17		Baa3	1,845	2,056,465
10.179%	06/12/21		Baa3	80	107,150
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	04/29/16		A2	515	560,783
Sub. Notes
4.900%	06/30/17		A3	80	90,099
KeyBank NA,
Sr. Unsec’d. Notes
1.650%	02/01/18		A3	1,120	1,130,139
Sub. Notes
5.700%	11/01/17		Baa1	205	238,556
National City Corp.,
Sub. Notes
6.875%	05/15/19		Baa1	100	123,804
Toronto-Dominion Bank (The) (Canada),
Covered Bonds, 144A
2.200%	07/29/15		Aaa	115	119,324
Sr. Unsec’d. Notes, MTN
2.500%	07/14/16		Aa1	287	300,819

					18,569,617

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services — 0.2%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19		B3	241	$239,193
ADT Corp. (The),
Sr. Unsec’d. Notes, 144A
3.500%	07/15/22		Baa2	35	34,891
4.125%	06/15/23	(a)	Baa2	253	262,519
4.875%	07/15/42		Baa2	37	35,146
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
8.250%	01/15/19	(a)	B2	150	166,313
9.625%	03/15/18		B2	500	564,380
9.750%	03/15/20		B2	100	118,001
Catalent Pharma Solutions, Inc.,
Gtd. Notes
9.500%	04/15/15		Caa1	143	142,658
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19		B1	47	54,696
Sr. Unsec’d. Notes, 144A
11.000%	03/15/21		Caa3	74	79,365
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.250%	01/10/14		Baa1	231	233,713
2.750%	03/15/17		Baa1	24	25,001
5.625%	03/15/42		Baa1	65	72,464
6.700%	06/01/34		Baa1	110	134,566
Sr. Notes, 144A
4.500%	08/16/21		Baa1	105	115,687
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
7.000%	09/01/22		B3	47	51,700
Harland Clarke Holdings Corp.,
Gtd. Notes
6.000%(c)	05/15/15		Caa1	232	222,720
9.500%	05/15/15		Caa1	124	122,295
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20		B2	130	137,150
6.750%	04/15/19	(a)	B2	75	81,844
7.375%	01/15/21		B2	120	133,500
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17		Caa1	25	25,594
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
7.625%	06/15/20	(a)	Ba3	450	468,563
Service Corp. International,
Sr. Unsec’d. Notes
7.000%	05/15/19		Ba3	500	542,500
Speedy Cash Intermediate Holdings Corp.,
Sr. Sec’d. Notes, 144A
10.750%	05/15/18		Caa1	156	168,090
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK
9.625%	06/15/18	(a)	Caa1	263	286,013
United Rentals North America, Inc.,
Gtd. Notes
7.625%	04/15/22		B3	500	558,750

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
WEX, Inc.,
Gtd. Notes, 144A
4.750%	02/01/23		Ba3		43	$41,603

						5,118,915

Computers — 0.2%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17	(a)	Baa1		83	83,644
4.300%	06/01/21		Baa1		333	338,049
4.650%	12/09/21		Baa1		714	740,347
6.000%	09/15/41	(a)	Baa1		850	865,161
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/08/18		Aa3		1,385	1,391,180
1.875%	05/15/19		Aa3		190	194,990
1.875%	08/01/22		Aa3		580	554,257
1.950%	07/22/16		Aa3		147	152,479
4.000%	06/20/42		Aa3		254	254,861
Unisys Corp.,
Sr. Unsec’d. Notes
6.250%	08/15/17		B1		107	115,827

						4,690,795

Construction & Engineering — 0.1%
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21		A3		153	161,835
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	06/25/17		A-(d)		1,785	1,837,997
MasTec, Inc.,
Gtd. Notes
4.875%	03/15/23		Ba3		40	39,600
New Enterprise Stone & Lime Co., Inc.,
Sr. Sec’d. Notes, PIK, 144A
13.000%	03/15/18		Caa1		154	170,912

						2,210,344

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20		B3		925	1,023,313
9.250%	10/15/20		B3	EUR	200	276,880
Berry Plastics Corp.,
Sec’d. Notes
9.500%	05/15/18		Caa1		112	125,020
9.750%	01/15/21		Caa1		125	146,094
CB Smurfit Stone Escrow,
Notes
8.000%	06/30/30		NR		300	750
Sealed Air Corp.,
Gtd. Notes, 144A
6.500%	12/01/20	(a)	B1		70	76,650
8.375%	09/15/21		B1		400	458,000

						2,106,707

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Cosmetics/Personal Care
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
5.800%	08/15/34	Aa3	200	$259,197
Revlon Consumer Products Corp.,
Gtd. Notes, 144A
5.750%	02/15/21	B1	69	69,259

				328,456

Distribution/Wholesale
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.375%	11/01/15	Baa3	40	41,532
6.000%	04/01/20	Baa3	100	112,039
7.500%	01/15/27	Baa3	150	182,151
HD Supply, Inc.,
Gtd. Notes
10.500%	01/15/21	Caa2	68	70,720
Sr. Sec’d. Notes
8.125%	04/15/19	B1	132	149,160
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20	Caa1	210	221,025
Intcomex, Inc.,
Sec’d. Notes
13.250%	12/15/14	B3	103	106,090
VWR Funding, Inc.,
Gtd. Notes, 144A
7.250%	09/15/17	Caa1	115	121,756

				1,004,473

Diversified Financial Services — 2.0%
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.750%	04/15/17	Ba3	100	110,000
American Express Co.,
Sr. Unsec’d. Notes
7.000%	03/19/18	A3	320	399,581
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	03/24/17	A2	83	86,791
2.800%	09/19/16	A2	100	105,884
5.125%	08/25/14	A2	300	318,708
5.875%	05/02/13	A2	100	100,435
American Honda Finance Corp.,
Sr. Unsec’d. Notes, 144A
1.600%	02/16/18	A1	200	202,395
2.600%	09/20/16	A1	328	345,088
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.375%	06/01/22	A1	150	158,178
6.250%	09/15/17	A1	240	291,957
Blackstone Holdings Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/21	A(d)	560	649,108
Caisse Centrale Desjardins du Quebec (Canada),
Covered Bonds, 144A
2.550%	03/24/16	Aaa	291	306,947
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18	B1	65	66,137

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Capital One Bank USA NA,
Sub. Notes
3.375%	02/15/23		Baa1	1,980	$1,960,600
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.000%	04/05/13		A(d)	550	550,053
2.850%	06/01/22		A2	247	253,035
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
4.400%	11/25/19		Aaa	935	1,070,506
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22		Aa3	180	181,640
5.750%	02/15/14		Aa3	78	81,378
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20		B3	239	234,519
Community Choice Financial, Inc.,
Sr. Sec’d. Notes
10.750%	05/01/19		B3	135	127,913
Countrywide Financial Corp.,
Sub. Notes
6.250%	05/15/16		Baa3	200	222,767
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.000%	11/15/17		B2	95	99,394
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.000%	06/12/17	(a)	Baa3	4,015	4,117,708
3.984%	06/15/16		Baa3	353	373,988
4.207%	04/15/16		Baa3	327	348,096
4.250%	02/03/17	(a)	Baa3	1,195	1,278,867
5.000%	05/15/18		Baa3	250	275,353
5.750%	02/01/21		Baa3	460	521,583
General Electric Capital Corp.,
Sr. Sec’d. Notes
2.100%	12/11/19		Aa3	494	502,199
Sr. Unsec’d. Notes
1.625%	04/02/18		A1	1,230	1,224,808
2.150%	01/09/15	(a)	A1	750	769,111
2.250%	11/09/15		A1	375	387,822
Sr. Unsec’d. Notes, MTN
4.375%	09/16/20	(a)	A1	2,505	2,797,444
4.625%	01/07/21	(a)	A1	750	844,355
5.625%	09/15/17		A1	1,200	1,406,371
5.875%	01/14/38		A1	2,150	2,506,868
6.000%	08/07/19		A1	1,850	2,246,020
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18		A3	1,680	1,702,902
3.625%	01/22/23	(a)	A3	2,270	2,285,965
5.250%	07/27/21		A3	173	196,021
5.950%	01/18/18		A3	100	116,590
6.150%	04/01/18		A3	230	271,024
6.250%	02/01/41		A3	1,025	1,218,064
Sr. Unsec’d. Notes, MTN
3.700%	08/01/15		A3	200	211,366
5.375%	03/15/20		A3	370	421,541
7.500%	02/15/19		A3	1,960	2,452,089

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Sub. Notes
6.750%	10/01/37		Baa1	410	$459,441
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.540%(c)	12/21/65		B2	500	437,500
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65		B2	350	329,875
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.625%	09/15/15		Ba3	750	853,125
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15		Baa3	185	193,325
8.500%	07/15/19		Baa3	580	722,048
John Deere Capital Corp.,
Sr. Notes
1.700%	01/15/20		A2	33	32,501
Sr. Unsec’d. Notes
1.200%	10/10/17		A2	98	98,194
Unsec’d. Notes
2.250%	04/17/19		A2	133	137,530
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.450%	07/27/15		A2	100	104,199
5.000%	02/22/17		A2	378	417,149
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21		A3	282	313,308
7.300%	08/01/14		A3	315	337,491
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.500%	10/17/22		Aa2	132	129,149
Sr. Sec’d. Notes, 144A
2.000%	04/05/17		Aa2	200	205,013
3.125%	04/14/16		Aa2	200	212,630
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
5.000%	01/15/15		Baa2	700	744,651
6.400%	08/28/17		Baa2	1,555	1,825,091
Morgan Stanley,
Notes, MTN
6.625%	04/01/18		Baa1	1,385	1,655,632
Sr. Unsec’d. Notes
1.750%	02/25/16		Baa1	845	851,580
4.750%	03/22/17	(a)	Baa1	315	347,452
5.750%	01/25/21		Baa1	340	392,900
6.375%	07/24/42		Baa1	725	871,053
Sr. Unsec’d. Notes, MTN
4.000%	07/24/15		Baa1	650	686,022
5.500%	07/28/21		Baa1	350	401,243
5.550%	04/27/17	(a)	Baa1	1,300	1,469,857
5.625%	09/23/19		Baa1	1,050	1,207,374
6.000%	05/13/14		Baa1	100	105,400
7.300%	05/13/19		Baa1	950	1,175,605
National Rural Utilities Cooperative Finance Corp.,
Sec’d. Notes
10.375%	11/01/18		A1	110	160,536

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes, 144A
9.625%	05/01/19		B2	226	$258,770
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
5.000%	03/04/15		Baa3	400	425,554
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17		A1	99	100,504
PNC Funding Corp.,
Bank Gtd. Notes
5.125%	02/08/20		A3	300	351,140
6.700%	06/10/19		A3	160	201,898
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19		B3	30	32,775
SquareTwo Financial Corp.,
Sec’d. Notes
11.625%	04/01/17	(a)	B2	609	619,657
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.000%	09/15/16		Aa3	1,945	2,013,880

					57,280,221

Diversified Machinery
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17		Ba2	75	87,750
Cleaver-Brooks, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	12/15/19		B2	26	28,047
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22		A2	45	45,326
3.900%	06/09/42		A2	38	37,541

					198,664

Diversified Manufacturing — 0.1%
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18		Ba3	250	268,750
Danaher Corp.,
Sr. Unsec’d. Notes
3.900%	06/23/21		A2	139	155,018
Eaton Corp.,
Gtd. Notes, 144A
1.500%	11/02/17		Baa1	669	670,919
2.750%	11/02/22		Baa1	700	695,962
4.000%	11/02/32		Baa1	42	41,943
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		Aa3	53	53,004
4.125%	10/09/42	(a)	Aa3	695	696,769
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42		A1	496	478,302
J.B. Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
9.000%	04/01/22		B2	60	62,700

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Manufacturing (cont’d.)
RBS Global, Inc./Rexnord LLC,
Gtd. Notes
8.500%	05/01/18	(a)	B3	250	$274,063
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
8.750%	02/01/19	(a)	B1	207	204,930

					3,602,360

Electric — 1.2%
AES Corp. (The),
Sr. Unsec’d. Notes
8.000%	10/15/17		Ba3	290	341,113
Alabama Power Co.,
Sr. Unsec’d. Notes
3.850%	12/01/42		A2	135	129,681
5.875%	12/01/22		A2	160	199,712
6.125%	05/15/38		A2	30	38,741
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21		Baa2	150	170,837
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42		Baa1	56	58,801
5.050%	09/01/41		Baa1	107	120,466
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22		Baa1	620	625,141
Carolina Power & Light Co.,
First Mortgage
4.100%	03/15/43		A1	255	254,557
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18		Baa1	120	159,442
Commonwealth Edison Co.,
First Mortgage
3.400%	09/01/21		A3	1,050	1,132,934
5.800%	03/15/18		A3	274	329,931
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.950%	03/01/43		A3	585	576,888
4.200%	03/15/42		A3	69	70,992
5.850%	04/01/18		A3	645	782,816
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22		A2	100	103,340
5.650%	04/15/20		A2	105	129,570
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/21	(a)	Baa2	815	930,254
4.900%	08/01/41		Baa2	632	695,930
5.250%	08/01/33		Baa2	155	177,324
6.000%	11/30/17		Baa2	250	299,867
DTE Electric Co.,
General Ref. Mortgage
2.650%	06/15/22		A1	53	53,872
4.000%	04/01/43		A1	580	582,014
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21		A1	200	224,914

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
4.300%	06/15/20		A1	655	$752,742
First Ref. Mortgage
6.000%	01/15/38		A1	31	39,654
7.000%	11/15/18		A1	100	129,487
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.050%	08/15/22		Baa2	692	704,492
5.050%	09/15/19		Baa2	1,500	1,765,115
Duke Energy Indiana, Inc.,
First Mortgage
3.750%	07/15/20		A2	90	99,154
Dynegy Holdings Escrow,
Notes(i)
7.625%	10/15/26		NR	24	—
Sr. Unsec’d. Notes(i)
7.750%	06/01/19		NR	676	—
Edison Mission Energy,
Sr. Unsec’d. Notes(i)
7.000%	05/15/17		D(d)	750	401,250
7.200%	05/15/19		D(d)	250	133,125
Enel Finance International NV (Netherlands),
Gtd. Notes, 144A
5.125%	10/07/19		Baa2	250	265,237
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sec’d. Notes, 144A
11.750%	03/01/22		B3	87	100,050
Sr. Sec’d. Notes
10.000%	12/01/20		B2	500	566,875
Sr. Sec’d. Notes, 144A
6.875%	08/15/17		B2	29	30,523
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21		A3	1,035	1,131,570
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20		Baa2	270	285,048
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42		Aa3	200	202,394
Georgia Power Co.,
Sr. Unsec’d. Notes
3.000%	04/15/16		A3	1,030	1,097,644
4.300%	03/15/42		A3	10	10,033
4.300%	03/15/43	(a)	A3	890	892,971
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21		Baa3	22	24,573
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes
8.400%	01/15/22		Aa2	120	171,320
9.400%	02/01/21		Aa2	130	192,596
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.000%	03/15/19		Baa2	170	214,137
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42		Aaa	226	252,001

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41		Baa2	300	$331,631
LG&E & KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15		Baa2	1,185	1,212,961
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36		Baa1	240	298,299
Nevada Power Co.,
General Ref. Mortgage
6.500%	08/01/18		Baa1	305	379,524
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.200%	06/01/15		Baa1	39	39,292
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21		Baa3	480	528,437
5.800%	02/01/42		Baa3	699	783,176
NRG Energy, Inc.,
Gtd. Notes
8.250%	09/01/20		B1	300	338,625
Oglethorpe Power Corp.,
First Mortgage
5.375%	11/01/40		Baa1	375	429,125
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
6.375%	01/15/15		Baa3	100	109,445
6.800%	09/01/18		Baa3	160	199,152
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.450%	08/15/22		A3	113	111,593
4.450%	04/15/42	(a)	A3	297	310,408
5.400%	01/15/40		A3	340	403,369
6.050%	03/01/34		A3	150	187,637
8.250%	10/15/18		A3	130	174,337
PacifiCorp,
First Mortgage
2.950%	02/01/22	(a)	A2	2,240	2,335,807
Peco Energy Co.,
First Mortgage
2.375%	09/15/22		A1	150	150,201
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22		Baa3	655	659,835
4.200%	06/15/22		Baa3	500	526,944
PPL WEM Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.375%	05/01/21		Baa3	280	320,064
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22		Baa2	1,188	1,210,514
4.400%	01/15/21		Baa2	93	104,035
7.750%	03/01/31		Baa2	150	206,544
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21		Baa1	50	53,841
5.320%	09/15/16		Baa1	350	395,367

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20		A2	36	$38,720
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19		Baa1	135	157,679
Public Service Electric & Gas Co.,
First Mortgage
2.700%	05/01/15		A1	155	161,888
Sec’d. Notes, MTN
3.650%	09/01/42		A1	75	72,115
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26		Aa3	120	158,148
Southern California Edison Co.,
First Ref. Mortgage
3.900%	03/15/43		A1	590	582,783
5.500%	03/15/40		A1	80	99,223
Sr. Unsec’d. Notes
6.650%	04/01/29		A3	150	196,003
Southern Co. (The),
Sr. Unsec’d. Notes
1.950%	09/01/16		Baa1	104	107,362
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	(a)	Baa1	65	72,526
Southwestern Public Service Co.,
Sr. Unsec’d. Notes
8.750%	12/01/18		Baa2	230	308,239
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22		A3	780	782,664
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.750%	03/15/23		A3	200	203,419
2.950%	01/15/22	(a)	A3	375	393,089
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
2.950%	09/15/21		A2	7	7,359
3.650%	12/15/42		A2	77	73,890
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20		Baa1	1,300	1,521,480

					34,387,878

Electronic Components & Equipment
General Cable Corp.,
Gtd. Notes, 144A
5.750%	10/01/22		B1	400	408,000

Electronics
Koninklijke Philips Electronics NV (Netherlands),
Sr. Unsec’d. Notes
3.750%	03/15/22		A3	145	155,018
7.200%	06/01/26		A3	205	267,411
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19		B1	57	59,565

					481,994

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
9.750%	12/01/20		Caa1	500	$576,875
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20		Caa2	235	138,998
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19		B3	75	84,000
Isle of Capri Casinos, Inc.,
Gtd. Notes, 144A
5.875%	03/15/21		B2	120	120,000
Pinnacle Entertainment, Inc.,
Gtd. Notes
8.750%	05/15/20	(a)	B3	75	82,406
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18		B2	150	160,500
Shingle Springs Tribal Gaming Authority,
Sr. Notes, 144A
9.375%	06/15/15		Caa2	175	174,344
WMG Acquisition Corp.,
Gtd. Notes
11.500%	10/01/18		B3	163	191,321

					1,528,444

Environmental Control
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	(a)	Baa3	179	187,137
5.500%	09/15/19		Baa3	335	397,700
Waste Management, Inc.,
Gtd. Notes
4.600%	03/01/21		Baa3	74	83,622
4.750%	06/30/20		Baa3	100	113,546

					782,005

Financial–Bank & Trust — 1.2%
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17		A2	340	405,946
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/15/18		Ba3	220	237,600
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.500%	01/14/22		Baa2	435	483,639
4.587%	12/15/15		Baa2	254	275,328
4.750%	05/19/15		Baa2	1,245	1,335,489
5.375%	08/09/20		Baa2	1,456	1,704,606
5.875%	05/29/37		Baa2	1,180	1,396,030
5.875%	01/30/42	(a)	Baa2	450	537,814
6.000%	08/15/17		Baa2	6	7,005
6.125%	11/21/17	(a)	Baa2	1,200	1,418,845
8.500%	05/22/19		Baa2	490	652,802
Sub. Notes
0.551%(c)	06/09/16	(a)	Baa3	1,230	1,186,218
4.050%	07/30/22		Baa3	450	464,860
Unsec’d. Notes

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Financial–Bank & Trust (cont’d.)
3.375%	03/01/23		Baa2	231	$232,856
Credit Suisse (Switzerland),
Sub. Notes
5.400%	01/14/20	(a)	Baa2	1,975	2,213,699
HSBC Bank PLC (United Kingdom),
Sr. Notes, 144A
4.125%	08/12/20		Aa3	1,517	1,667,894
Sr. Unsec’d. Notes, 144A
3.100%	05/24/16		Aa3	196	208,421
4.750%	01/19/21		Aa3	300	342,979
HSBC Bank USA NA,
Sub. Notes
4.625%	04/01/14		A2	200	207,550
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.554%(c)	01/15/14		Baa1	2,150	2,147,564
5.000%	06/30/15		Baa1	350	378,383
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	03/30/22	(a)	Aa3	1,018	1,095,295
5.100%	04/05/21		Aa3	2,031	2,346,762
HSBC USA, Inc.,
Sr. Unsec’d. Notes
2.375%	02/13/15		A2	925	951,751
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.500%	01/20/17		Baa1	250	267,687
UBS AG (Switzerland),
Sr. Unsec’d. Notes
3.875%	01/15/15		A2	145	153,074
5.750%	04/25/18		A2	130	154,006
Wachovia Bank NA,
Sub. Notes
6.000%	11/15/17		A1	600	716,286
Wachovia Corp.,
Sr. Unsec’d. Notes, MTN
5.750%	02/01/18		A2	1,400	1,666,353
Wells Fargo & Co.,
Jr. Sub. Notes
7.980%(c)	03/29/49		Baa3	150	173,063
Sr. Unsec’d. Notes
1.500%	07/01/15		A2	1,050	1,067,349
3.676%	06/15/16		A2	5,845	6,320,274
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	(a)	A2	2,070	2,175,566
Sub. Notes
3.450%	02/13/23		A3	780	785,242

					35,378,236

Food — 0.3%
Bumble Bee Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		B3	324	356,400
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
1.300%	01/25/16		Baa2	30	30,237
2.100%	03/15/18		Baa2	61	62,052
3.200%	01/25/23		Baa2	515	513,308
4.650%	01/25/43	(a)	Baa2	430	427,911

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food (cont’d.)
Dean Foods Co.,
Gtd. Notes
9.750%	12/15/18		B2	90	$104,175
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19	(a)	Caa1	350	363,125
General Mills, Inc.,
Sr. Unsec’d. Notes
3.150%	12/15/21		Baa1	340	356,501
Hawk Acquisition Sub, Inc.,
Sr. Sec’d. Notes, 144A
4.250%	10/15/20		B1	275	275,344
JBS USA LLC/JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	06/01/21	(a)	Ba3	75	78,563
8.250%	02/01/20	(a)	Ba3	69	75,383
Kellogg Co.,
Sr. Unsec’d. Notes
3.125%	05/17/22		Baa1	109	112,909
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
3.500%	06/06/22	(a)	Baa2	800	836,497
5.000%	06/04/42		Baa2	59	63,261
5.375%	02/10/20		Baa2	314	374,686
6.875%	01/26/39		Baa2	218	287,265
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40		Baa2	23	24,431
6.800%	12/15/18		Baa2	55	68,132
7.500%	04/01/31		Baa2	110	140,544
Sr. Unsec’d. Notes
2.200%	01/15/17		Baa2	93	96,062
3.400%	04/15/22		Baa2	290	302,115
5.000%	04/15/42		Baa2	220	225,066
Mondelez International, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20		Baa2	1,661	1,976,220
6.500%	08/11/17		Baa2	150	181,117
Wells Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	02/01/20		B2	28	29,540

					7,360,844

Forest Products & Paper — 0.1%
Appleton Papers, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	06/15/15		B1	610	645,075
Boise Cascade LLC/Boise Cascade Finance Corp.,
Gtd. Notes, 144A
6.375%	11/01/20		B2	31	32,899
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20		Ba3	75	83,437
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41		Baa3	755	878,425
Resolute Forest Products,
Sr. Sec’d. Notes
10.250%	10/15/18		Ba3	372	426,870

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Forest Products & Paper (cont’d.)
Unifrax I LLC/Unifrax Holding Co.,
Gtd. Notes, 144A
7.500%	02/15/19		Caa1	66	$67,650

					2,134,356

Gas — 0.1%
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21		Baa1	150	161,303
5.875%	03/15/41		Baa1	91	114,701
6.375%	07/15/16		Baa1	150	175,158
Atmos Energy Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/14		Baa1	120	127,410
8.500%	03/15/19		Baa1	300	404,761
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42		A3	101	105,645
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17		Baa1	900	935,457
2.875%	10/01/22	(a)	Baa1	995	992,210
6.000%	10/15/39		Baa1	150	186,535
9.800%	02/15/19		Baa1	320	449,813

					3,652,993

Hand/Machine Tools
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21		B3	22	23,320
Milacron LLC/Mcron Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	02/15/21		Caa1	80	82,700

					106,020

Healthcare Products
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18		Caa1	250	255,000
Kinetic Concepts, Inc./ KCI USA, Inc.,
Sec’d. Notes
10.500%	11/01/18		B3	350	378,875
St. Jude Medical, Inc.,
Sr. Unsec’d. Notes
4.750%	04/15/43		Baa1	385	392,388

					1,026,263

Healthcare Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22		Baa1	350	342,472
4.500%	05/15/42		Baa1	450	455,062
6.750%	12/15/37		Baa1	100	133,152
Amsurg Corp.,
Gtd. Notes, 144A
5.625%	11/30/20		Ba3	35	36,837
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17	(a)	B3	39	42,217

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare Services (cont’d.)
Cigna Corp.,
Sr. Unsec’d. Notes
4.000%	02/15/22	(a)	Baa2	925	$999,229
5.375%	02/15/42	(a)	Baa2	95	107,412
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes
5.450%	06/15/21		Baa3	715	842,665
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21		B3	85	90,631
7.750%	05/15/21		B3	250	278,594
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	(a)	B3	500	575,000
Sr. Sec’d. Notes
7.250%	09/15/20	(a)	Ba3	194	214,613
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16		BB-(d)	250	274,375
Healthsouth Corp.,
Gtd. Notes
7.250%	10/01/18		B1	320	344,800
Humana, Inc.,
Sr. Unsec’d. Notes
4.625%	12/01/42		Baa3	770	737,026
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19		Caa1	55	57,819
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
2.200%	08/23/17		Baa2	365	369,048
MultiPlan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18	(a)	Caa1	240	266,700
National Mentor Holdings, Inc.,
Gtd. Notes, 144A
12.500%	02/15/18		Caa2	100	108,000
OnCure Holdings, Inc.,
Sec’d. Notes
11.750%	05/15/17		NR	85	42,075
Quest Diagnostics, Inc.,
Gtd. Notes
4.750%	01/30/20		Baa2	170	186,045
Roche Holdings, Inc.,
Gtd. Notes, 144A
7.000%	03/01/39		A1	250	362,963
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
9.250%	02/01/15		B3	250	281,875
U.S. Oncology, Inc., Escrow,
Notes*
9.130%	08/15/17		NR	250	—
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	02/15/23		A3	58	57,213
3.875%	10/15/20		A3	690	756,811
5.700%	10/15/40		A3	830	981,905
6.625%	11/15/37		A3	270	351,953

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare Services (cont’d.)
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes
8.000%	02/01/18	(a)	B3	100	$106,375
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23		Baa2	35	35,467
4.625%	05/15/42		Baa2	365	366,439
4.650%	01/15/43		Baa2	141	140,961

					9,945,734

Holding Companies–Diversified
Hutchison Whampoa International 10 Ltd. (Cayman Islands),
Gtd. Notes, 144A
6.000%(c)	12/29/49		Baa2	650	693,063
Hutchison Whampoa International 12 II Ltd. (Cayman Islands),
Gtd. Notes, 144A
3.250%	11/08/22		A3	200	197,250

					890,313

Home Builders
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A
6.500%	12/15/20		B2	65	69,550
K Hovnanian Enterprises, Inc.,
Gtd. Notes
11.875%	10/15/15		Caa3	120	135,000
Sec’d. Notes, 144A
9.125%	11/15/20		Caa2	28	31,185
Sr. Sec’d. Notes, 144A
7.250%	10/15/20		B3	75	83,063
KB Home,
Gtd. Notes
7.500%	09/15/22		B2	34	38,165
Lennar Corp.,
Gtd. Notes
12.250%	06/01/17		Ba3	165	219,037
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18	(a)	B3	106	117,660
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		B1	7	7,796
7.150%	04/15/20		B1	73	81,395
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18	(a)	B3	60	70,650
8.375%	01/15/21		B3	80	94,700
10.750%	09/15/16	(a)	B3	13	16,120
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
7.750%	04/15/20	(a)	B2	65	69,713
Toll Brothers Finance Corp.,
Gtd. Notes
5.875%	02/15/22		Ba1	65	72,679

					1,106,713

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Home Furnishings
Sealy Mattress Co.,
Gtd. Notes
8.250%	06/15/14	CCC+(d)		360	$361,354

Household Products/Wares — 0.1%
Armored Autogroup, Inc.,
Gtd. Notes
9.250%	11/01/18	Caa2		44	39,270
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	B2		400	412,000
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17	B2		500	565,625
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
4.700%	08/15/20	Baa3		73	80,998
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19	Caa2		750	793,125
9.875%	08/15/19	Caa2		285	312,431
Sr. Sec’d. Notes
7.875%	08/15/19	B1		400	441,000
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.875%	03/01/18	B1		67	68,005
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.625%	11/15/22	B3		43	46,655
Spectrum Brands, Inc.,
Sr. Sec’d. Notes
9.500%	06/15/18	Ba3		250	283,125

					3,042,234

Insurance — 0.9%
ACE INA Holdings, Inc.,
Gtd. Notes
5.600%	05/15/15	A3		170	187,296
Aflac, Inc.,
Sr. Unsec’d. Notes
4.000%	02/15/22	A3		195	209,936
8.500%	05/15/19	A3		110	148,665
AIG Sunamerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	A2		185	246,737
Allstate Corp. (The),
Sr. Unsec’d. Notes
7.450%	05/16/19	A3		150	197,215
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN
5.375%	04/30/13	A1		150	150,603
American International Group, Inc.,
Jr. Sub. Debs
8.175%(c)	05/15/68	Baa2		500	673,125
Jr. Sub. Notes, 144A
8.625%(c)	05/22/68	Baa2	GBP	350	651,467
Sr. Unsec’d. Notes
4.875%	09/15/16	Baa1		1,000	1,112,810
6.400%	12/15/20	Baa1		2,500	3,096,115

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Aon Corp.,
Gtd. Notes
3.125%	05/27/16		Baa2	125	$132,001
3.500%	09/30/15		Baa2	34	35,960
6.250%	09/30/40		Baa2	33	42,181
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20		Caa2	35	35,963
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.450%	12/15/15		Aa2	133	139,521
3.000%	05/15/22	(a)	Aa2	1,175	1,197,667
4.400%	05/15/42		Aa2	165	163,920
5.400%	05/15/18		Aa2	700	836,441
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.900%	01/31/17		Aa2	850	876,852
4.500%	02/11/43	(a)	Aa2	445	448,634
Catlin Insurance Co. Ltd. (Bermuda),
Jr. Sub. Notes, 144A
7.249%(c)	07/29/49		BBB+(d)	375	385,313
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21		Baa2	400	472,436
5.850%	12/15/14		Baa2	100	107,666
5.875%	08/15/20		Baa2	125	147,152
Genworth Financial, Inc.,
Sr. Unsec’d. Notes
7.700%	06/15/20		Baa3	50	59,205
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22	(a)	Baa3	745	859,317
6.625%	03/30/40		Baa3	358	457,568
Hub International Ltd.,
Gtd. Notes, 144A
8.125%	10/15/18		Caa2	141	148,403
ING US, Inc.,
Gtd. Notes, 144A
2.900%	02/15/18	(a)	Baa3	1,970	1,998,165
Jackson National Life Global Funding,
Sr. Sec’d. Notes, 144A
5.375%	05/08/13		A1	190	190,921
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22		Baa2	62	67,983
7.800%	03/07/87		Baa3	150	174,750
10.750%(c)	06/15/88		Baa3	426	658,170
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
7.875%	10/15/26		Baa2	200	254,702
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22		Baa2	29	31,479
4.850%	06/24/21		Baa2	30	33,833
Markel Corp.,
Sr. Unsec’d. Notes
3.625%	03/30/23		Baa2	810	813,074

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41		A1	66	$74,897
MetLife Institutional Funding II,
Sec’d. Notes, 144A
1.205%(c)	04/04/14		Aa3	153	154,246
1.625%	04/02/15		Aa3	3,630	3,689,510
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42		A3	480	449,323
4.750%	02/08/21		A3	570	652,160
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.000%	01/10/14		Aa3	200	202,217
3.650%	06/14/18		Aa3	120	131,559
3.875%	04/11/22		Aa3	767	828,582
5.125%	06/10/14		Aa3	250	263,514
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
6.600%	04/15/34		A3	85	87,975
9.375%	08/15/39		A3	300	434,258
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
3.000%	05/04/15	(a)	Aaa	630	662,158
Onex USI Aquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21		Caa2	194	194,485
Pacific Life Global Funding,
Sr. Sec’d. Notes, 144A
5.000%	05/15/17		A1	200	212,150
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39		A3	260	378,639
Principal Financial Group, Inc.,
Gtd. Notes
8.875%	05/15/19		A3	220	299,306
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.000%	12/11/15		Aa3	94	94,259
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
4.250%	12/06/42		A1	595	574,860
Travelers Property Casualty Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/26		A2	190	262,784

					27,090,128

Internet Software & Services — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22		Baa1	1,205	1,172,682
eBay, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/17		A2	114	115,261
3.250%	10/15/20		A2	285	305,260
4.000%	07/15/42		A2	253	232,127
Equinix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/20		Ba3	72	72,540

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet Software & Services (cont’d.)
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20		Caa1	25	$29,437
Sr. Sec’d. Notes
8.125%	01/01/20		B1	25	28,000

					1,955,307

Iron/Steel — 0.2%
AK Steel Corp.,
Sr. Sec’d. Notes, 144A
8.750%	12/01/18	(a)	B1	70	77,175
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
6.750%	02/25/22	(a)	Ba1	200	218,573
7.500%	10/15/39		Ba1	155	159,263
10.350%	06/01/19		Ba1	180	227,303
Steel Dynamics, Inc.,
Gtd. Notes, 144A
6.125%	08/15/19		Ba2	60	64,800
6.375%	08/15/22		Ba2	60	64,800
Sr. Unsec’d. Notes, 144A
5.250%	04/15/23		Ba2	60	60,825
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	04/01/21		B1	41	42,127
7.000%	02/01/18		B1	160	172,000
7.375%	04/01/20		B1	90	94,275
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
4.375%	01/11/22	(a)	Baa2	775	795,186
4.625%	09/15/20	(a)	Baa2	2,220	2,351,271

					4,327,598

Leisure Time
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.750%	12/01/16		B2	250	269,377
Icon Health & Fitness, Inc.,
Sr. Sec’d. Notes, 144A
11.875%	10/15/16		B3	142	122,830
Sabre, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19		B1	500	542,500

					934,707

Lodging — 0.1%
Ameristar Casinos, Inc.,
Gtd. Notes
7.500%	04/15/21	(a)	B3	80	87,700
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
11.250%	06/01/17		B3	250	265,937
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec’d. Notes, PIK
10.750%	01/15/17	(a)	Caa2	249	274,638
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19		B3	150	166,500

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18	(a)	B2	250	$257,500
MGM Resorts International,
Gtd. Notes
7.625%	01/15/17		B3	250	277,500
10.000%	11/01/16		B3	250	298,125
11.375%	03/01/18		B3	500	636,250
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
5.000%	04/15/21		B1	83	83,000

					2,347,150

Machinery–Construction & Mining
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.803%	08/15/42		A(d)	537	509,013

Media — 0.8%
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	(a)	B1	115	113,706
8.000%	04/15/20	(a)	B1	150	168,750
CBS Corp.,
Gtd. Notes
1.950%	07/01/17		Baa2	830	843,751
4.850%	07/01/42		Baa2	100	97,251
5.750%	04/15/20		Baa2	34	40,032
7.875%	07/30/30		Baa2	80	105,772
8.875%	05/15/19		Baa2	50	66,781
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
6.500%	04/30/21		B1	35	37,013
7.875%	04/30/18	(a)	B1	500	531,875
8.125%	04/30/20		B1	200	223,500
Gtd. Notes, 144A
5.250%	03/15/21		B1	68	68,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17		B3	208	222,300
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/19	(a)	Caa1	84	80,745
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
7.625%	03/15/20		B3	650	678,287
Gtd. Notes, 144A
6.500%	11/15/22		B1	350	369,250
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		A3	160	242,460
Comcast Cable Communications LLC,
Gtd. Notes
8.875%	05/01/17		A3	200	257,991
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22		A3	315	453,828
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43		A3	175	175,849

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
4.650%	07/15/42		A3	185	$188,267
6.400%	03/01/40	(a)	A3	995	1,258,922
6.450%	03/15/37		A3	275	348,845
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	01/15/19		Baa2	145	200,200
COX Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27		Baa2	125	163,973
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22		Baa2	200	204,434
5.000%	03/01/21		Baa2	176	195,784
5.150%	03/15/42		Baa2	1,455	1,406,129
6.000%	08/15/40		Baa2	200	213,162
Discovery Communications LLC,
Gtd. Notes
3.250%	04/01/23	(a)	Baa2	335	339,890
4.375%	06/15/21		Baa2	159	175,280
4.875%	04/01/43		Baa2	850	869,611
4.950%	05/15/42		Baa2	100	102,812
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19	(a)	Ba2	500	592,500
Sr. Unsec’d. Notes, 144A
5.000%	03/15/23		Ba2	146	143,627
Harron Communications LP/Harron Finance Corp.,
Sr. Notes, 144A
9.125%	04/01/20		Caa1	65	72,150
Mediacom LLC/Mediacom Capital Corp.,
Sr. Unsec’d. Notes
7.250%	02/15/22	(a)	B3	90	99,000
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.662%	04/15/18	(a)	A3	1,345	1,347,385
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
4.375%	04/01/21		A3	1,175	1,322,052
5.950%	04/01/41		A3	90	108,534
6.400%	04/30/40		A3	154	195,254
News America, Inc.,
Gtd. Notes
6.150%	03/01/37		Baa1	265	310,927
6.650%	11/15/37		Baa1	545	673,271
7.250%	05/18/18		Baa1	300	379,106
7.430%	10/01/26		Baa1	100	126,603
7.625%	11/30/28		Baa1	100	130,984
7.700%	10/30/25		Baa1	100	131,618
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
7.750%	03/15/16		B2	263	267,931
Radio One, Inc.,
Gtd. Notes, PIK
12.500%	05/24/16	(a)	Caa2	206	207,167
TCI Communications, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/28		A3	150	202,971
8.750%	08/01/15		A3	150	177,153

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.950%	09/30/21		Baa1		142	$153,162
Time Warner Cable, Inc.,
Gtd. Notes
5.500%	09/01/41		Baa2		1,180	1,212,634
5.875%	11/15/40		Baa2		705	751,672
8.250%	04/01/19		Baa2		300	390,517
8.750%	02/14/19		Baa2		300	396,754
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33		Baa2		257	355,267
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21	(a)	Baa2		430	486,723
6.200%	03/15/40		Baa2		1,010	1,175,028
6.250%	03/29/41		Baa2		19	22,461
6.500%	11/15/36		Baa2		25	30,123
7.625%	04/15/31		Baa2		300	405,912
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
5.125%	01/21/23		Ba3	EUR	105	130,262
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21	(a)	Caa2		335	361,800
Viacom, Inc.,
Sr. Unsec’d. Notes
3.875%	12/15/21		Baa1		134	143,350
4.500%	03/01/21	(a)	Baa1		140	154,802
Sr. Unsec’d. Notes, 144A
4.375%	03/15/43		Baa1		200	184,774

						23,287,924

Metals & Mining — 0.4%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42		Baa1		220	220,652
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21		Baa1		1,325	1,414,860
5.700%	05/30/41		Baa1		650	688,745
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.625%	02/24/17		A1		69	70,230
1.875%	11/21/16		A1		390	402,230
3.250%	11/21/21	(a)	A1		460	485,936
4.125%	02/24/42		A1		200	201,173
5.500%	04/01/14		A1		70	73,564
Coeur d’Alene Mines Corp.,
Gtd. Notes, 144A
7.875%	02/01/21		B3		32	33,680
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
8.250%	11/01/19	(a)	B1		1,050	1,132,687
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
2.150%	03/01/17		Baa3		242	244,863
Sr. Unsec’d. Notes, 144A
3.100%	03/15/20		Baa3		57	57,237

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
5.450%	03/15/43		Baa3	37	$36,626
Inmet Mining Corp. (Canada),
Gtd. Notes, 144A
7.500%	06/01/21		B1	50	54,125
Noranda Aluminum Acquisition Corp.,
Gtd. Notes, 144A
11.000%	06/01/19		Caa1	40	40,000
Gtd. Notes, PIK
4.524%(c)	05/15/15		CCC+(d)	87	87,443
Novelis, Inc. (Canada),
Gtd. Notes
8.375%	12/15/17		B2	125	136,875
8.750%	12/15/20		B2	125	140,938
Placer Dome, Inc. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35		Baa1	280	320,846
Prince Mineral Holding Corp.,
Sr. Sec’d. Notes, 144A
11.500%	12/15/19		Caa1	25	27,937
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.500%	05/20/16	(a)	A3	1,250	1,305,000
3.500%	11/02/20		A3	58	61,124
3.750%	09/20/21		A3	100	105,347
4.125%	05/20/21		A3	150	161,990
8.950%	05/01/14		A3	185	201,260
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
1.625%	08/21/17		A3	925	933,223
2.875%	08/21/22		A3	740	724,213
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19		B3	40	40,300
Teck Resources Ltd. (Canada),
Gtd. Notes
6.250%	07/15/41		Baa2	410	433,677
Xstrata Finance Canada Ltd. (Canada),
Gtd. Notes, 144A
4.000%	10/25/22		Baa2	705	710,063
6.000%	11/15/41		Baa2	470	495,931

					11,042,775

Multi-National — 0.6%
African Development Bank (Supranational Bank),
Sub. Debs.
8.800%	09/01/19		Aa1	620	828,071
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.750%	01/15/16		Aa3	288	304,656
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes
1.000%	12/15/17		Aaa	4,000	3,990,400
Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.375%	08/15/17		Aaa	6,000	6,413,100

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multi-National (cont’d.)
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
1.125%	08/25/14		Aaa	5,500	$5,567,683

					17,103,910

Office Equipment
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19		B3	481	536,916
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17		Baa2	33	33,988
4.500%	05/15/21		Baa2	56	59,888
6.750%	02/01/17		Baa2	200	230,796

					861,588

Oil & Gas — 1.2%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31		Baa2	350	430,416
Anadarko Finance Co. (Canada),
Gtd. Notes
7.500%	05/01/31		Baa3	160	212,043
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16		Baa3	1,125	1,294,995
6.375%	09/15/17		Baa3	975	1,163,772
8.700%	03/15/19		Baa3	350	471,229
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		A3	38	39,417
4.250%	01/15/44		A3	25	23,722
4.750%	04/15/43		A3	565	577,683
6.900%	09/15/18		A3	150	188,609
Basic Energy Services, Inc.,
Gtd. Notes
7.750%	10/15/22		B2	4	4,120
Bluewater Holding BV (Netherlands),
Gtd. Notes, 144A
3.303%(c)	07/17/14		NR	200	194,500
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.846%	05/05/17	(a)	A2	1,120	1,148,103
3.200%	03/11/16		A2	650	692,402
3.245%	05/06/22		A2	950	981,471
3.561%	11/01/21		A2	540	573,295
3.875%	03/10/15		A2	320	339,274
4.742%	03/11/21		A2	100	115,904
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
8.625%	10/15/20		B3	400	442,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes, 144A
9.625%	08/01/20		B3	56	63,140
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		Baa1	190	231,690

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Canadian Oil Sands Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	04/01/42		Baa2	285	$324,561
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22	(a)	Baa2	623	623,543
4.450%	09/15/42		Baa2	645	631,502
Chesapeake Energy Corp.,
Gtd. Notes
3.250%	03/15/16		Ba3	27	27,304
6.125%	02/15/21	(a)	Ba3	125	132,969
6.500%	08/15/17	(a)	Ba3	128	141,120
7.250%	12/15/18		Ba3	122	138,470
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.500%	07/01/17		Ba2	80	91,700
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19		B3	94	99,170
9.500%	06/15/20		B3	58	63,510
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39		A1	575	768,904
Sr. Unsec’d. Notes
6.650%	07/15/18		A1	250	314,069
ConocoPhillips Co.,
Gtd. Notes
2.400%	12/15/22	(a)	A1	775	759,875
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20		B1	500	560,000
Devon Energy Corp.,
Sr. Unsec’d. Notes
1.875%	05/15/17		Baa1	1,265	1,277,296
5.600%	07/15/41		Baa1	80	87,414
6.300%	01/15/19		Baa1	160	193,165
7.950%	04/15/32		Baa1	150	205,976
ENI SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40		A3	250	259,946
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	(a)	A3	647	638,940
4.100%	02/01/21		A3	200	225,664
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Unsec’d. Notes
9.375%	05/01/20	(a)	B2	250	288,750
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes
7.750%	09/01/22	(a)	B2	34	37,570
Sr. Sec’d. Notes
6.875%	05/01/19		Ba3	250	273,750
EPE Holdings LLC/EP Energy Bond Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.125%	12/15/17	(a)	B3	57	59,850
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes, 144A
6.000%	04/01/21		B2	38	37,857

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Halliburton Co.,
Sr. Unsec’d. Notes
8.750%	02/15/21		A2	130	$180,819
Sr. Unsec’d. Notes, 144A
7.600%	08/15/96		A2	90	133,956
Helix Energy Solutions Group, Inc.,
Gtd. Notes, 144A
9.500%	01/15/16		B3	144	147,960
Hess Corp.,
Sr. Unsec’d. Notes
7.875%	10/01/29		Baa2	175	225,734
8.125%	02/15/19		Baa2	210	271,220
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31		Baa3	130	170,378
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22		B3	60	65,700
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes, 144A
6.250%	11/01/19		B2	400	409,000
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		Baa2	612	760,944
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23		B1	38	39,520
Nabors Industries Ltd.,
Gtd. Notes
4.625%	09/15/21		Baa2	135	140,908
5.000%	09/15/20		Baa2	200	213,315
9.250%	01/15/19		Baa2	150	192,927
National Oilwell Varco, Inc.,
Sr. Unsec’d. Notes
1.350%	12/01/17		A2	44	44,188
Noble Holding International Ltd. (Cayman Islands),
Gtd. Notes
3.950%	03/15/22		Baa2	23	23,684
5.250%	03/15/42	(a)	Baa2	69	69,408
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23		A1	206	206,191
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	02/15/20		Ba3	101	111,100
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21	(a)	A3	120	129,479
7.875%	03/15/19		A3	220	267,661
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18		Baa1	186	224,117
7.875%	06/15/26		Baa1	130	183,592
Phillips 66,
Gtd. Notes
2.950%	05/01/17		Baa1	54	57,229
4.300%	04/01/22		Baa1	1,268	1,391,963
5.875%	05/01/42		Baa1	350	411,092

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Pioneer Energy Services Corp.,
Gtd. Notes
9.875%	03/15/18		B2	500	$547,500
Samson Investment Co.,
Sr. Unsec’d. Notes, 144A
9.750%	02/15/20		B3	250	265,625
Schlumberger Investment SA (Luxembourg),
Gtd. Notes, 144A
3.300%	09/14/21		A1	105	112,111
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23		Aa1	1,035	1,007,506
2.375%	08/21/22	(a)	Aa1	1,440	1,428,706
4.375%	03/25/20		Aa1	805	932,970
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	01/01/23		B1	65	71,175
Statoil ASA (Norway),
Gtd. Notes
1.200%	01/17/18		Aa2	54	54,188
2.450%	01/17/23		Aa2	155	152,480
3.150%	01/23/22		Aa2	77	81,564
4.250%	11/23/41		Aa2	61	63,477
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.950%	12/01/34		Baa1	150	179,190
6.100%	06/01/18		Baa1	1,950	2,358,767
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	05/15/42		Baa2	135	140,411
5.850%	02/01/37		Baa2	20	21,648
6.250%	02/01/38		Baa2	25	28,248
7.750%	06/01/19		Baa2	145	183,800
Talos Production LLC/Talos Production Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	02/15/18		Caa1	108	106,920
Tosco Corp.,
Sr. Unsec’d. Notes
8.125%	02/15/30		A1	150	219,467
Total Capital Canada Ltd. (Canada),
Gtd. Notes
2.750%	07/15/23		Aa1	48	48,132
Total Capital International SA (France),
Gtd. Notes
1.550%	06/28/17		Aa1	784	796,762
2.700%	01/25/23		Aa1	575	576,943
2.875%	02/17/22		Aa1	201	206,879
Total Capital SA (France),
Gtd. Notes
4.125%	01/28/21		Aa1	861	972,904
Transocean, Inc. (Cayman Islands),
Gtd. Notes
3.800%	10/15/22		Baa3	286	281,743
6.375%	12/15/21		Baa3	425	494,817
6.500%	11/15/20		Baa3	205	236,912
Unit Corp.,
Gtd. Notes
6.625%	05/15/21		B2	104	108,940

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Weatherford International Ltd. (Bermuda),
Gtd. Notes
4.500%	04/15/22		Baa2	203	$209,110
5.950%	04/15/42		Baa2	37	38,136
9.875%	03/01/39		Baa2	150	215,759
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22	(a)	Ba1	500	523,750

					36,189,285

Pharmaceuticals — 0.7%
AbbVie, Inc.,
Gtd. Notes, 144A
1.200%	11/06/15		Baa1	910	917,070
1.750%	11/06/17		Baa1	1,409	1,426,135
Sr. Unsec’d. Notes, 144A
4.400%	11/06/42		Baa1	645	650,317
Actavis, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22	(a)	Baa3	965	978,210
4.625%	10/01/42		Baa3	250	252,196
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21		Baa2	410	438,256
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22		A2	210	199,133
3.250%	08/01/42		A2	175	153,276
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/43		Baa2	310	304,041
Express Scripts Holding Co.,
Gtd. Notes
2.100%	02/12/15		Baa3	1,000	1,021,576
2.650%	02/15/17		Baa3	305	319,475
3.125%	05/15/16		Baa3	690	728,898
4.750%	11/15/21	(a)	Baa3	1,135	1,288,580
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22		A1	1,925	1,963,895
4.200%	03/18/43		A1	405	410,540
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/15		Baa3	55	57,343
4.125%	09/15/20		Baa3	540	588,222
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.400%	09/15/22		A1	82	81,388
3.600%	09/15/42		A1	690	653,930
Mylan, Inc.,
Gtd. Notes, 144A
3.125%	01/15/23		Baa3	575	566,190
7.875%	07/15/20		Baa3	750	875,187
Novartis Capital Corp.,
Gtd. Notes
2.400%	09/21/22		Aa3	180	178,935
Pfizer, Inc.,
Sr. Unsec’d. Notes
6.200%	03/15/19	(a)	A1	1,675	2,102,509

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Teva Pharmaceutical Finance Co. BV (Curacao),
Gtd. Notes
2.400%	11/10/16		A3	1,390	$1,452,133
3.650%	11/10/21	(a)	A3	1,435	1,527,127
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.500%	07/15/16		B1	400	417,500
7.250%	07/15/22		B1	625	679,687
Wyeth LLC,
Gtd. Notes
5.500%	02/01/14		A1	200	208,461
Zoetis, Inc.,
Sr. Unsec’d. Notes, 144A
1.875%	02/01/18		Baa2	52	52,335

					20,492,545

Pipelines — 0.4%
Centerpoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21		Baa2	86	97,710
5.850%	01/15/41		Baa2	215	269,533
6.125%	11/01/17		Baa2	235	279,409
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
5.350%	03/15/20		Baa2	655	724,532
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23		Baa3	250	251,351
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23	(a)	Baa3	365	363,218
6.050%	06/01/41		Baa3	250	270,687
6.500%	02/01/42		Baa3	540	617,016
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	06/01/15		Baa1	1,200	1,270,253
4.450%	02/15/43		Baa1	435	418,293
4.850%	03/15/44		Baa1	140	142,922
5.200%	09/01/20	(a)	Baa1	935	1,096,581
5.700%	02/15/42		Baa1	395	448,182
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22		Baa2	260	276,251
5.000%	03/01/43		Baa2	1,245	1,264,224
6.850%	02/15/20	(a)	Baa2	290	363,739
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
9.625%	06/01/19	(a)	Ba3	90	100,800
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16		Baa2	430	454,259
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.750%	01/15/20		Baa2	1,320	1,585,266
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18		Baa2	380	458,991

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.375%	08/01/22		Ba3	175	$191,187
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22		Baa1	185	184,860
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22		A3	150	146,217
7.125%	01/15/19		A3	250	318,146

					11,593,627

Real Estate
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		Baa3	570	573,309
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	11/15/20		BB(d)	CAD 80	78,799
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
3.375%	10/03/22		A2	132	134,324
6.750%	09/02/19		A2	270	333,906

					1,120,338

Real Estate Investment Trusts — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23	(a)	Baa3	1,280	1,269,514
American Tower Trust I,
Sec’d. Notes, 144A
1.551%	03/15/43		Aaa	88	88,342
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	(a)	Baa2	1,330	1,405,436
Camden Property Trust,
Sr. Unsec’d. Notes
4.875%	06/15/23		Baa1	260	294,277
5.700%	05/15/17		Baa1	1,450	1,657,569
CommonWealth REIT,
Sr. Unsec’d. Notes
5.875%	09/15/20		Baa3	120	131,464
6.650%	01/15/18		Baa3	320	366,980
Corrections Corp. of America,
Sr. Notes, 144A
4.125%	04/01/20		Ba1	27	27,506
Sr. Unsec’d. Notes, 144A
4.625%	05/01/23		Ba1	27	27,641
Duke Realty LP,
Sr. Unsec’d. Notes
6.750%	03/15/20		Baa2	285	348,011
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21		Baa1	251	281,462
5.250%	09/15/14		Baa1	170	181,021
5.375%	08/01/16		Baa1	100	113,283
Felcor Lodging LP,
Sr. Sec’d. Notes
6.750%	06/01/19		B2	275	298,375

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
Geo Group, Inc. (The),
Gtd. Notes
7.750%	10/15/17		B1	250	$266,250
HCP, Inc.,
Sr. Unsec’d. Notes
2.625%	02/01/20		Baa1	441	443,817
3.750%	02/01/19		Baa1	1,717	1,850,832
5.375%	02/01/21		Baa1	469	544,792
Host Hotels & Resorts LP,
Gtd. Notes
6.750%	06/01/16		Baa3	162	165,037
Liberty Property LP,
Sr. Unsec’d. Notes
3.375%	06/15/23		Baa1	375	372,298
Simon Property Group LP,
Sr. Unsec’d. Notes
2.750%	02/01/23		A3	685	672,831
4.125%	12/01/21		A3	54	59,717
6.125%	05/30/18		A3	455	555,907
6.750%	02/01/40		A3	100	133,311
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22		Baa2	1,380	1,482,488

					13,038,161

Retail — 0.4%
ARAMARK Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/20		B3	60	61,350
CKE Restaurants, Inc.,
Sr. Sec’d. Notes
11.375%	07/15/18		B2	222	257,520
CKE, Inc.,
Sr. Notes, PIK, 144A
10.500%	03/14/16		Caa1	163	171,997
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19	(a)	Caa2	474	500,070
Sr. Sec’d. Notes, 144A
9.000%	03/15/19		B2	600	678,000
Coinstar, Inc.,
Gtd. Notes, 144A
6.000%	03/15/19		Ba3	53	54,193
CVS Caremark Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	(a)	Baa2	820	808,389
5.750%	05/15/41		Baa2	665	789,656
6.125%	09/15/39		Baa2	190	234,740
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30		Baa2	242	301,257
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21		Baa3	249	284,637
J.C. Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.950%	04/01/17		Caa1	500	471,250

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
J.Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19	(a)	Caa1	300	$322,500
Jo-Ann Stores Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	10/15/19		Caa1	100	105,000
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42		A3	130	135,251
5.125%	11/15/41		A3	49	54,298
5.500%	10/15/35		A3	100	115,622
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23	(a)	Baa3	74	71,617
4.300%	02/15/43	(a)	Baa3	480	439,968
5.125%	01/15/42		Baa3	163	170,104
5.900%	12/01/16		Baa3	370	429,874
6.700%	07/15/34		Baa3	130	154,348
7.450%	07/15/17		Baa3	400	491,726
7.875%	07/15/15		Baa3	235	271,110
Michaels Stores, Inc.,
Gtd. Notes
7.750%	11/01/18		B3	250	273,125
Neebo, Inc.,
Sec’d. Notes, 144A
15.000%	06/30/16		CCC(d)	25	25,250
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29	(a)	CCC(d)	258	206,723
8.000%	05/01/31	(a)	CCC(d)	52	42,120
Radio Systems Corp.,
Sec’d. Notes, 144A
8.375%	11/01/19		B3	55	58,163
Real Mex Restaurants, Inc.,
Sec’d. Notes
7.000%	01/01/40		NR	394	394,447
11.000%	01/01/40		NR	233	232,900
Rite Aid Corp.,
Sec’d. Notes
7.500%	03/01/17		B3	250	257,187
Serta Simmons Holdings LLC,
Sr. Unsec’d. Notes, 144A
8.125%	10/01/20		Caa1	350	363,563
Target Corp.,
Sr. Unsec’d. Notes
4.000%	07/01/42	(a)	A2	280	272,447
7.000%	01/15/38		A2	100	142,860
Tops Holding Corp./Tops Markets LLC,
Sr. Sec’d. Notes, 144A
8.875%	12/15/17		B3	100	109,750
Walgreen Co.,
Sr. Unsec’d. Notes
3.100%	09/15/22		Baa1	162	160,308
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
5.000%	10/25/40		Aa2	1,310	1,501,200

					11,414,520

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Savings & Loan — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.650%	02/25/15		A2	600	$635,334
Sub. Notes, 144A
5.250%	01/15/14		Baa1	838	861,814

					1,497,148

Semiconductors — 0.1%
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20	(a)	Caa1	50	52,875
Sr. Sec’d. Notes, 144A
9.250%	04/15/18		B1	745	817,637
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21		A1	163	171,024
4.800%	10/01/41		A1	150	158,431
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.600%	06/15/17		A1	440	533,900
NXP BV/NXP Funding LLC (Netherlands),
Sr. Sec’d. Notes, 144A
9.750%	08/01/18		B1	149	169,860
Samsung Electronics America, Inc.,
Gtd. Notes, 144A
1.750%	04/10/17		A1	565	573,079
					2,476,806
Shipbuilding
OSX 3 Leasing BV (Netherlands),
Sr. Sec’d. Notes, 144A
9.250%	03/20/15		NR	100	99,250
Software — 0.2%
First Data Corp.,
Gtd. Notes
9.875%	09/24/15		Caa1	258	265,740
12.625%	01/15/21		Caa1	304	329,460
Gtd. Notes, 144A
11.250%	01/15/21	(a)	Caa1	53	55,120
Sec’d. Notes, 144A
8.250%	01/15/21		Caa1	2	2,080
Sec’d. Notes, PIK, 144A
8.750%	01/15/22	(a)	Caa1	480	507,600
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		B1	425	443,063
Sr. Unsec’d. Notes, 144A
10.625%	06/15/21		Caa1	250	252,813
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19		Caa1	80	90,700
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17		Baa1	280	320,660
Microsoft Corp.,
Sr. Unsec’d. Notes
0.875%	11/15/17		Aaa	31	30,888
3.500%	11/15/42	(a)	Aaa	1,315	1,214,343

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software (cont’d.)
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22		A1	2,865	$2,812,605
6.125%	07/08/39		A1	125	161,156
6.500%	04/15/38		A1	200	267,048

					6,753,276

Telecommunications — 1.3%
Alcatel-Lucent USA, Inc.,
Sr. Unsec’d. Notes
6.450%	03/15/29		CCC+(d)	400	308,000
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	10/16/19		A2	170	192,793
5.000%	03/30/20		A2	2,470	2,777,992
Sr. Unsec’d. Notes
3.125%	07/16/22	(a)	A2	400	392,260
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	06/01/17		A3	960	971,401
2.625%	12/01/22		A3	90	86,899
5.350%	09/01/40		A3	273	292,268
5.600%	05/15/18		A3	200	237,471
Sr. Unsec’d. Notes, 144A
4.300%	12/15/42		A3	3,858	3,594,541
4.350%	06/15/45		A3	188	174,772
Avaya, Inc.,
Gtd. Notes, 144A
10.500%	03/01/21	(a)	Caa1	357	340,043
Sr. Sec’d. Notes, 144A
9.000%	04/01/19		B1	180	187,200
BellSouth Corp.,
Sr. Unsec’d. Notes
6.875%	10/15/31		A-(d)	5	6,035
BellSouth Telecommunications, Inc.,
Sr. Unsec’d. Notes
7.000%	10/01/25		A-(d)	680	844,156
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
2.000%	06/22/15		Baa2	1,705	1,744,367
9.625%	12/15/30		Baa2	100	155,002
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22		Ba2	500	506,250
6.450%	06/15/21		Ba2	400	424,000
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20		A1	825	951,522
5.500%	01/15/40		A1	1,010	1,205,218
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/01/15		B3	381	411,004
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20		Caa1	235	234,413
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.214%	08/15/35		A2	200	208,660

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Deutsche Telekom International Finance BV (Netherlands),
Gtd. Notes
8.750%	06/15/30		Baa1	300	$424,806
Gtd. Notes, 144A
2.250%	03/06/17		Baa1	1,260	1,290,788
4.875%	03/06/42		Baa1	625	627,393
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		Baa3	50	52,635
France Telecom SA (France),
Sr. Unsec’d. Notes
2.750%	09/14/16		A3	87	90,927
5.375%	01/13/42		A3	465	481,999
8.500%	03/01/31		A3	180	253,157
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.625%	03/15/15		Ba2	300	333,750
7.625%	04/15/24		Ba2	18	18,517
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19		B2	500	527,500
Goodman Networks, Inc.,
Sr. Sec’d. Notes, 144A
13.125%	07/01/18		B2	250	277,500
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20		B3	250	274,687
Gtd. Notes, 144A
6.625%	12/15/22	(a)	Caa2	450	476,438
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
8.125%	06/01/23		Caa3	133	135,161
Gtd. Notes, PIK
11.500%	02/04/17		Caa3	630	668,823
Sr. Unsec’d. Notes, 144A
6.750%	06/01/18		Caa3	40	41,200
7.750%	06/01/21		Caa3	228	231,990
Level 3 Financing, Inc.,
Gtd. Notes
8.125%	07/01/19		B3	500	550,000
10.000%	02/01/18		B3	250	276,250
Gtd. Notes, 144A
7.000%	06/01/20		B3	357	373,957
Lynx I Corp.,
Sr. Sec’d. Notes, 144A
5.375%	04/15/21	(a)	Ba3	200	208,000
MetroPCS Wireless, Inc.,
Gtd. Notes
7.875%	09/01/18	(a)	B1	250	273,125
Gtd. Notes, 144A
6.250%	04/01/21		B1	134	136,345
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	(a)	Caa1	605	435,600
NII International Telecom Sarl (Luxembourg),
Gtd. Notes, 144A
11.375%	08/15/19		B2	102	106,590

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Nippon Telegraph & Telephone Corp. (Japan),
General Ref. Mortgage
1.400%	07/18/17		Aa2		124	$124,703
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
6.625%	05/15/39		Ba3		120	109,500
Qwest Communications International, Inc.,
Gtd. Notes
7.125%	04/01/18		Ba1		64	66,560
SES (Luxembourg),
Gtd. Notes, 144A
5.300%	04/04/43		Baa2		580	578,254
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19	(a)	B3		278	305,105
8.750%	03/15/32		B3		997	1,188,923
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
7.000%	08/15/20		B3		250	275,000
Telecom Italia Capital SA (Luxembourg),
Gtd. Notes
4.950%	09/30/14		Baa3		380	393,571
6.999%	06/04/18		Baa3		80	90,282
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.462%	02/16/21		Baa2		45	48,429
6.221%	07/03/17		Baa2		380	425,176
6.421%	06/20/16		Baa2		150	166,360
UPCB Finance III Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	07/01/20		Ba3		400	430,000
UPCB Finance VI Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22		Ba3		150	163,125
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22		A3		865	818,084
3.850%	11/01/42		A3		2,315	2,002,223
6.100%	04/15/18		A3		200	241,366
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30		A3		275	375,679
Verizon Maryland, Inc.,
Gtd. Notes
5.125%	06/15/33		A-(d)		345	353,518
Verizon Pennsylvania, Inc.,
Gtd. Notes
8.350%	12/15/30		A-(d)		500	668,099
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	03/20/17		A3		200	201,999
4.375%	02/19/43		A3		620	591,628
Wind Acquisition Finance SA (Luxembourg),
Sec’d. Notes, 144A
11.750%	07/15/17		B3	EUR	742	1,003,448
Sr. Sec’d. Notes, 144A
7.250%	02/15/18		Ba3		200	207,750
7.375%	02/15/18		Ba3	EUR	200	264,703

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Wind Acquisition Holdings Finance SA (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17		Caa1	EUR	143	$187,518
Windstream Corp.,
Gtd. Notes
7.750%	10/01/21		B1		500	545,000

						36,639,408

Transportation — 0.2%
ACL I Corp.,
Sr. Unsec’d. Notes, PIK
10.625%	02/15/16	(a)	Caa1		355	372,716
Boa Deep C A/S (Norway),
Sr. Sec’d. Notes
7.360%(c)	04/27/16		NR	NOK	2,227	386,931
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42		A3		88	87,349
4.450%	03/15/43		A3		140	141,609
5.400%	06/01/41		A3		115	130,823
5.750%	03/15/18		A3		600	721,051
5.750%	05/01/40		A3		1,055	1,263,923
CSX Corp.,
Sr. Unsec’d. Notes
4.100%	03/15/44		Baa2		155	146,426
4.250%	06/01/21		Baa2		65	73,098
4.750%	05/30/42		Baa2		265	275,158
6.250%	04/01/15		Baa2		90	99,655
7.375%	02/01/19		Baa2		100	127,496
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Marshall Islands),
Gtd. Notes
9.250%	04/15/19		B3		387	413,123
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp.,
Sr. Notes, PIK, 144A
10.000%	02/15/18		Caa2		30	29,850
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25		Baa1		74	90,326
6.000%	05/23/2111		Baa1		216	264,055
Sr. Unsec’d. Notes, 144A
2.903%	02/15/23		Baa1		342	342,399
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	03/01/17		Baa1		111	114,340
3.500%	06/01/17		Baa1		516	551,971
3.600%	03/01/16		Baa1		82	85,919
Union Pacific Corp.,
Sr. Unsec’d. Notes
5.780%	07/15/40		Baa1		240	294,492
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22		Aa3		71	70,589
Watco Cos LLC/Watco Finance Corp.,
Gtd. Notes, 144A
6.375%	04/01/23		B3		56	57,610

						6,140,909

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Water
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.300%	12/01/42		Baa2		46	$47,080
6.085%	10/15/17		Baa2		200	238,830

						285,910

TOTAL CORPORATE BONDS
(cost $488,019,329)						508,919,349

FOREIGN GOVERNMENT BONDS — 0.9%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
4.000%	08/20/20		Aaa	AUD	2,000	3,993,961
Bundesobligation (Germany),
Bonds
0.750%	02/24/17		Aaa	EUR	2,100	2,755,961
Bundesrepublik Deutschland (Germany),
Bonds
2.250%	09/04/21		Aaa	EUR	1,250	1,764,745
Finland Government Bond (Finland),
Sr. Unsec’d. Notes
3.875%	09/15/17		Aaa	EUR	1,300	1,909,030
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes, 144A
1.250%	10/19/15		Aaa		4,500	4,591,350
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
4.750%	09/15/16		Baa2	EUR	2,800	3,800,595
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		Baa1		302	313,325
Province of Ontario (Canada),
Sr. Unsec’d. Notes
0.950%	05/26/15		Aa2		300	302,778
2.700%	06/16/15	(a)	Aa2		350	366,993
Province of Quebec (Canada),
Notes, MTN
6.350%	01/30/26		A+(d)		120	162,514
United Kingdom Gilt (United Kingdom),
Bonds
1.000%	09/07/17		Aa1	GBP	3,600	5,557,236

TOTAL FOREIGN GOVERNMENT BONDS
(cost $24,525,206)						25,518,488

MUNICIPAL BONDS
California
City of Los Angeles Department of Airports,
Revenue Bonds
6.582%	05/15/39		A1		175	225,655
State of California,
General Obligation Unlimited
7.300%	10/01/39		A1		180	250,857

						476,512

New York
New York State Dormitory Authority,
Revenue Bonds
5.600%	03/15/40		AAA(d)		150	187,932

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3	325	$324,675
5.647%	11/01/40	Aa3	220	271,295

				783,902

Ohio
American Municipal Power, Inc.,
Revenue Bonds
7.499%	02/15/50	A3	150	200,945

TOTAL MUNICIPAL BONDS (cost $1,301,909)				1,461,359

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.5%
ABN AMRO Mortgage Corp.,
Series 2003-9, Class A1
4.500%	08/25/18	AA+(d)	111	112,792
American Home Mortgage Assets LLC,
Series 2006-2, Class 2A1
0.394%(c)	09/25/46	Caa2	610	407,892
Banc of America Alternative Loan Trust,
Series 2003-5, Class 2A1
5.000%	07/25/18	Baa2	475	491,411
Series 2003-7, Class 2A4
5.000%	09/25/18	Ba1	410	419,901
Series 2003-11, Class 2A1
6.000%	01/25/34	Baa2	343	357,787
Series 2004-1, Class 1A1
6.000%	02/25/34	Ba1	284	291,477
Series 2004-6, Class 4A1
5.000%	07/25/19	Ba3	393	400,785
Series 2004-7, Class 3A1
6.000%	08/25/34	BBB(d)	362	366,264
Banc of America Funding Corp.,
Series 2005-7, Class 30PO, PO
5.673%(s)	11/25/35	B3	109	88,302
Series 2006-1, Class 2A1
5.500%	01/25/36	B3	61	61,991
Series 2006-3, Class 4A19
5.750%	03/25/36	B2	26	25,763
Banc of America Mortgage Securities, Inc.,
Series 2003-3, Class 1A7
5.500%	05/25/33	AA+(d)	706	727,867
Series 2004-5, Class 3A3
5.000%	06/25/19	AA+(d)	413	427,330
Series 2004-C, Class 2A1
3.135%(c)	04/25/34	BBB+(d)	475	481,204
Series 2004-D, Class 2A1
3.124%(c)	05/25/34	BBB(d)	12	11,822
Series 2004-D, Class 2A2
3.124%(c)	05/25/34	BBB(d)	96	94,579
Series 2005-10, Class 1A13
5.500%	11/25/35	B2	33	33,109
Series 2005-E, Class 2A6
3.101%(c)	06/25/35	B2	216	213,595
Series 2007-3, Class 1A1
6.000%	09/25/37	CC(d)	398	370,067

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
4.955%(c)	07/25/33	Baa1	276	$273,827
Chase Mortgage Finance Corp.,
Series 2003-S13, Class A2
5.000%	11/25/33	A+(d)	294	309,834
Series 2006-S2, Class 1A9
6.250%	10/25/36	Caa2	460	428,290
Series 2007-A2, Class 2A1
3.025%(c)	07/25/37	B+(d)	1,105	1,117,851
Citicorp Mortgage Securities, Inc.,
Series 2004-4, Class A4
5.500%	06/25/34	AA+(d)	653	683,148
Series 2006-5, Class 1A3
6.000%	10/25/36	Caa2	239	240,882
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	BBB+(d)	321	339,796
Series 2005-2, Class 2A11
5.500%	05/25/35	Ba1	344	352,180
Series 2006-4, Class 1A1
5.500%	12/25/20	B3	115	112,439
Series 2008-AR4, Class 1A1A, 144A
2.948%(c)	11/25/38	NR	491	497,154
Series 2010-8, Class 5A6, 144A
4.000%	11/25/36	NR	365	378,369
Series 2010-8, Class 6A6, 144A
4.500%	12/25/36	NR	273	288,476
Citimortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.500%	04/25/36	Caa2	606	531,717
Countrywide Alternative Loan Trust,
Series 2003-13T1, Class A10
4.000%	08/25/33	A+(d)	330	332,148
Series 2003-21T1, Class A2
5.250%	12/25/33	AAA(d)	17	16,507
Series 2005-J6, Class 2A1
5.500%	07/25/25	Caa1	67	67,446
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J13, Class 1A7
5.250%	01/25/34	A+(d)	499	515,218
Series 2004-4, Class A13
5.250%	05/25/34	Baa3	682	691,859
Series 2004-5, Class 2A9
5.250%	05/25/34	Ba1	809	828,995
Series 2005-10, Class A1
5.500%	05/25/35	B2	30	29,638
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR24, Class 2A4
2.681%(c)	10/25/33	Baa1	272	266,105
Series 2004-AR3, Class 6M1
1.302%(c)	04/25/34	Aa2	174	162,261
Series 2004-AR5, Class 7A2
2.919%(c)	06/25/34	B1	254	254,875
Series 2005-5, Class 1A1
5.000%	07/25/20	Caa1	313	313,634

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Deutsche ALT-A Securities, Inc./Alternate Loan Trust,
Series 2005-1, Class 2A1
5.627%(c)	02/25/20	B2	56	$57,951
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	Aaa	1,062	1,227,320
Series 2002-T1, Class A2
7.000%	11/25/31	Aaa	722	858,119
Series 2002-T4, Class A2
7.000%	12/25/41	Aaa	780	899,583
Series 2004-T1, Class 1A1
6.000%	01/25/44	Aaa	771	904,982
Fannie Mae Interest Strip,
Series 293, Class 1, PO
3.261%(s)	12/01/24	Aaa	478	431,691
Series 369, Class 12, IO
5.500%(c)	05/01/36	Aaa	1,997	280,481
Series 383, Class 60, IO
6.500%	10/01/37	Aaa	567	92,678
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	Aaa	544	605,114
Series 1993-136, Class ZB
6.792%(c)	07/25/23	Aaa	364	410,616
Series 1993-141, Class Z
7.000%	08/25/23	Aaa	370	419,617
Series 1993-147, Class Z
7.000%	08/25/23	Aaa	325	372,002
Series 1994-29, Class Z
6.500%	02/25/24	Aaa	588	679,160
Series 1996-4, Class SA, IO
8.281%(c)	02/25/24	Aaa	146	27,741
Series 1997-33, Class PA
8.500%	06/18/27	Aaa	631	729,513
Series 1997-57, Class PN
5.000%	09/18/27	Aaa	389	425,884
Series 2001-16, Class Z
6.000%	05/25/31	Aaa	629	710,978
Series 2001-81, Class HE
6.500%	01/25/32	Aaa	877	991,690
Series 2002-14, Class A1
7.000%	01/25/42	Aaa	1,401	1,613,411
Series 2002-26, Class A2
7.500%	01/25/48	Aaa	700	811,149
Series 2002-82, Class PE
6.000%	12/25/32	Aaa	940	1,072,995
Series 2002-86, Class PG
6.000%	12/25/32	Aaa	1,550	1,820,618
Series 2002-90, Class A2
6.500%	11/25/42	Aaa	358	414,982
Series 2003-18, Class A1
6.500%	12/25/42	Aaa	551	659,301
Series 2003-21, Class OU
5.500%	03/25/33	Aaa	315	352,745
Series 2003-24, Class MZ
5.500%	04/25/33	Aaa	1,267	1,383,565
Series 2003-48, Class GH
5.500%	06/25/33	Aaa	2,960	3,411,074

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2003-64, Class KF
0.702%(c)	07/25/18	Aaa	384	$387,138
Series 2003-81, Class FC
0.602%(c)	08/25/17	Aaa	195	195,017
Series 2003-86, Class OE
5.000%	03/25/32	Aaa	121	123,718
Series 2003-122, Class KA
4.500%	12/25/18	Aaa	95	97,184
Series 2004-36, Class SA
18.970%(c)	05/25/34	Aaa	200	295,275
Series 2004-45, Class ZL
6.000%	10/25/32	Aaa	1,013	1,149,725
Series 2004-52, Class SX, IO
6.848%(c)	09/25/32	Aaa	25	1,845
Series 2004-60, Class PA
5.500%	04/25/34	Aaa	353	388,383
Series 2004-61, Class NS, IO
7.498%(c)	08/25/34	Aaa	53	12,255
Series 2004-68, Class LC
5.000%	09/25/29	Aaa	1,020	1,096,641
Series 2004-72, Class S, IO
6.298%(c)	09/25/34	Aaa	136	32,083
Series 2004-92, Class SQ, IO
6.448%(c)	05/25/34	Aaa	97	16,338
Series 2004-101, Class HD
5.000%	01/25/20	Aaa	800	868,015
Series 2005-13, Class AS, IO
5.898%(c)	03/25/35	Aaa	61	9,663
Series 2005-14, Class ME
5.000%	10/25/33	Aaa	178	185,229
Series 2005-22, Class DA
5.500%	12/25/34	Aaa	319	354,582
Series 2005-23, Class SG, IO
6.498%(c)	04/25/35	Aaa	149	25,729
Series 2005-30, Class UG
5.000%	04/25/35	Aaa	625	715,621
Series 2005-57, Class DI, IO
6.498%(c)	03/25/35	Aaa	140	18,656
Series 2005-57, Class NK
21.183%(c)	07/25/35	Aaa	113	170,224
Series 2005-74, Class SE, IO
5.898%(c)	09/25/35	Aaa	441	71,546
Series 2005-79, Class NS, IO
5.888%(c)	09/25/35	Aaa	205	28,365
Series 2005-82, Class SY, IO
6.528%(c)	09/25/35	Aaa	281	66,295
Series 2005-84, Class XM
5.750%	10/25/35	Aaa	331	373,240
Series 2005-87, Class PE
5.000%	12/25/33	Aaa	1,787	1,851,605
Series 2005-87, Class QZ
5.000%	10/25/35	Aaa	701	779,998
Series 2005-90, Class SP, IO
6.548%(c)	09/25/35	Aaa	115	16,504
Series 2005-97, Class PO, PO
0.767%(s)	11/25/35	Aaa	1,143	1,111,040
Series 2005-102, Class PG
5.000%	11/25/35	Aaa	1,500	1,701,181

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-110, Class GL
5.500%	12/25/35	Aaa	562	$671,541
Series 2006-2, Class LY
8.000%(c)	12/25/35	Aaa	73	71,867
Series 2006-3, Class SB, IO
6.498%(c)	07/25/35	Aaa	153	22,622
Series 2006-9, Class KZ
6.000%	03/25/36	Aaa	1,375	1,560,420
Series 2006-20, Class IB, IO
6.388%(c)	04/25/36	Aaa	1,268	169,968
Series 2006-23, Class NS
9.000%(c)	04/25/36	Aaa	86	86,268
Series 2006-43, Class SD, IO
6.398%(c)	06/25/36	Aaa	722	100,369
Series 2006-45, Class NW
5.500%	01/25/35	Aaa	700	729,737
Series 2006-48, Class ND
6.250%	03/25/36	Aaa	472	492,215
Series 2006-56, Class SA, IO
5.288%(c)	11/25/35	Aaa	188	27,750
Series 2006-58, Class SI, IO
6.338%(c)	07/25/36	Aaa	556	103,362
Series 2006-60, Class CO, PO
0.877%(s)	06/25/35	Aaa	541	530,424
Series 2006-65, Class TE
5.500%	05/25/35	Aaa	736	773,405
Series 2006-70, Class JI, IO
6.398%(c)	06/25/36	Aaa	191	29,543
Series 2006-72, Class XI, IO
6.298%(c)	08/25/36	Aaa	45	7,886
Series 2006-77, Class PC
6.500%	08/25/36	Aaa	739	845,716
Series 2006-106, Class CS, IO
6.388%(c)	11/25/36	Aaa	61	11,471
Series 2006-108, Class S, IO
6.998%(c)	11/25/36	Aaa	79	19,132
Series 2006-109, Class SG, IO
6.428%(c)	11/25/36	Aaa	94	21,309
Series 2006-124, Class SI, IO
6.073%(c)	01/25/37	Aaa	219	37,893
Series 2006-125, Class SA, IO
6.518%(c)	01/25/37	Aaa	221	35,220
Series 2007-23, Class BC
6.000%	02/25/36	Aaa	49	49,454
Series 2007-33, Class SD, IO
5.908%(c)	04/25/37	Aaa	450	90,494
Series 2007-37, Class SA, IO
5.918%(c)	05/25/37	Aaa	128	23,554
Series 2007-46, Class PA
6.000%	04/25/37	Aaa	649	718,952
Series 2007-58, Class SV, IO
6.548%(c)	06/25/37	Aaa	1,652	243,099
Series 2007-77, Class TC
5.500%	09/25/34	Aaa	305	311,793
Series 2007-88, Class MI, IO
6.318%(c)	09/25/37	Aaa	63	10,870
Series 2007-88, Class XI, IO
6.338%(c)	06/25/37	Aaa	26	3,908

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-91, Class AS, IO
6.198%(c)	10/25/37	Aaa	247	$49,670
Series 2007-100, Class ND
5.750%	10/25/35	Aaa	343	359,317
Series 2007-102, Class SA, IO
6.198%(c)	11/25/37	Aaa	3,318	548,097
Series 2007-109, Class GI, IO
5.868%(c)	12/25/37	Aaa	53	10,383
Series 2008-2, Class SA, IO
6.068%(c)	02/25/38	Aaa	395	80,214
Series 2008-28, Class SQ, IO
5.878%(c)	04/25/38	Aaa	256	37,272
Series 2008-34, Class GS, IO
6.248%(c)	05/25/38	Aaa	117	14,009
Series 2008-41, Class S, IO
6.598%(c)	11/25/36	Aaa	73	13,996
Series 2008-68, Class VK
5.500%	03/25/27	Aaa	935	988,871
Series 2008-91, Class SI, IO
5.798%(c)	03/25/38	Aaa	3,135	383,175
Series 2008-92, Class SA, IO
6.248%(c)	12/25/38	Aaa	693	149,862
Series 2008-95, Class AI, IO
5.000%	12/25/23	Aaa	627	45,189
Series 2009-15, Class SA, IO
5.998%(c)	03/25/24	Aaa	914	96,648
Series 2009-62, Class WA
5.553%(c)	08/25/39	Aaa	1,684	1,884,385
Series 2009-65, Class MB
4.000%	10/25/37	Aaa	37	38,302
Series 2009-87, Class SG, IO
6.048%(c)	11/25/39	Aaa	801	123,253
Series 2009-106, Class EA
4.500%	03/25/34	Aaa	42	42,785
Series 2009-110, Class SD, IO
6.048%(c)	01/25/40	Aaa	632	102,409
Series 2009-112, Class ST, IO
6.048%(c)	01/25/40	Aaa	3,390	433,455
Series 2009-112, Class SW, IO
6.048%(c)	01/25/40	Aaa	2,228	284,968
Series 2010-10, Class NT
5.000%	02/25/40	Aaa	1,290	1,497,008
Series 2010-19, Class MV
5.000%	02/25/21	Aaa	1,036	1,150,355
Series 2010-34, Class JD
3.000%	09/25/37	Aaa	18	17,878
Series 2010-35, Class SB, IO
6.218%(c)	04/25/40	Aaa	1,330	170,017
Series 2010-43, Class CI, IO
4.500%	02/25/25	Aaa	947	77,250
Series 2010-49, Class SC
12.257%(c)	03/25/40	Aaa	416	509,747
Series 2010-61, Class EB
4.500%	04/25/37	Aaa	50	50,496
Series 2010-64, Class DM
5.000%	06/25/40	Aaa	695	777,189
Series 2010-79, Class NA
4.500%	05/25/36	Aaa	368	372,461

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2010-93, Class MA
4.500%	11/25/37	Aaa	35	$34,705
Series 2010-99, Class SD, IO
5.898%(c)	03/25/39	Aaa	397	41,101
Series 2010-102, Class S, IO
6.348%(c)	09/25/40	Aaa	180	37,308
Series 2010-107, Class PS, IO
6.428%(c)	06/25/40	Aaa	853	135,767
Series 2010-107, Class SP, IO
6.448%(c)	06/25/40	Aaa	317	50,662
Series 2010-108, Class AB
4.000%	02/25/37	Aaa	35	35,444
Series 2010-131, Class SA, IO
6.398%(c)	11/25/40	Aaa	679	136,360
Series 2010-139, Class SA, IO
5.828%(c)	12/25/40	Aaa	995	148,814
Series 2011-18, Class UA
4.000%	08/25/38	Aaa	557	571,699
Series 2011-22, Class MA
6.500%	04/25/38	Aaa	741	844,991
Series 2011-32, Class EC
4.000%	01/25/36	Aaa	353	356,842
Series 2011-39, Class ZA
6.000%	11/25/32	Aaa	1,100	1,246,587
Series 2011-40, Class LJ
4.500%	01/25/34	Aaa	44	44,609
Series 2011-52, Class GB
5.000%	06/25/41	Aaa	920	1,046,041
Series 2011-52, Class KB
5.500%	06/25/41	Aaa	1,535	1,816,714
Series 2011-70, Class CL
3.000%	08/25/26	Aaa	62	63,461
Series 2011-86, Class KS, IO
5.748%(c)	09/25/41	Aaa	744	97,918
Series 2011-93, Class ES, IO
6.298%(c)	09/25/41	Aaa	213	39,053
Series 2011-118, Class CS, IO
6.298%(c)	10/25/39	Aaa	385	61,759
Series 2011-145, Class PS, IO
6.408%(c)	04/25/30	Aaa	1,020	178,496
Series 2011-146, Class AI, IO
3.500%	10/25/29	Aaa	254	18,838
Series 2012-11, Class PN
4.000%	11/25/40	Aaa	49	49,666
Series 2012-14, Class LS, IO
6.298%(c)	03/25/42	Aaa	171	43,027
Series 2012-17, Class JS, IO
6.448%(c)	11/25/30	Aaa	692	132,935
Series 2012-20, Class JS, IO
5.780%(c)	10/25/38	Aaa	144	33,541
Series 2012-24, Class S, IO
5.298%(c)	05/25/30	Aaa	263	26,056
Series 2012-30, Class MS, IO
6.248%(c)	04/25/42	Aaa	730	174,991
Series 2012-36, Class SB, IO
6.248%(c)	04/25/42	Aaa	630	159,554
Series 2012-36, Class SN, IO
6.248%(c)	04/25/42	Aaa	659	171,605

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-42, Class PS, IO
6.378%(c)	08/25/41	Aaa	323	$46,670
Series 2012-58, Class SM, IO
6.298%(c)	06/25/42	Aaa	897	202,022
Series 2012-132, Class US
11.729%(c)	12/25/42	Aaa	651	677,651
Series 2012-137, Class SN, IO
5.898%(c)	12/25/42	Aaa	663	162,781
Series 2012-146, Class ZQ
1.000%	01/25/43	Aaa	35	35,732
Series 2012-147, Class SA, IO
5.898%(c)	01/25/43	Aaa	396	97,793
Series 2013-2, Class S, IO
5.948%(c)	02/25/43	Aaa	586	120,036
Series 2013-4, Class AJ
3.500%	02/25/43	Aaa	1,520	1,620,247
Series 2013-5, Class EZ
2.000%	08/25/42	Aaa	180	178,798
Series G93-17, Class S, IO
8.781%(c)	04/25/23	Aaa	487	122,633
Fannie Mae REMICS Trust,
Series 2003-W10, Class 3A5
4.299%	06/25/43	Aaa	2,178	2,440,273
Series 2004-W12, Class 1A2
6.500%	07/25/44	Aaa	1,405	1,663,967
Fannie Mae Whole Loan,
Series 1999-W4, Class A9
6.250%	02/25/29	Aaa	672	766,191
Series 2001-W3, Class A
7.000%(c)	09/25/41	Aaa	721	852,508
Series 2002-W6, Class 2A1
6.593%(c)	06/25/42	Aaa	390	441,834
Series 2003-W2, Class 2A9
5.900%	07/25/42	Aaa	252	293,721
Series 2003-W3, Class 2A5
5.356%	06/25/42	Aaa	582	650,309
Series 2003-W6, Class 1A41
5.398%	10/25/42	Aaa	2,011	2,201,704
Series 2003-W6, Class 3A
6.500%	09/25/42	Aaa	479	557,240
Series 2003-W12, Class 2A7
4.680%	06/25/43	Aaa	572	644,246
Series 2004-W2, Class 2A2
7.000%	02/25/44	Aaa	579	682,220
Series 2004-W2, Class 5A
7.500%	03/25/44	Aaa	675	826,154
Series 2004-W6, Class 3A4
6.500%	07/25/34	Aaa	1,170	1,282,356
Series 2004-W8, Class 2A
6.500%	06/25/44	Aaa	655	759,646
Series 2004-W11, Class 1A1
6.000%	05/25/44	Aaa	2,359	2,878,773
Series 2005-W1, Class 1A2
6.500%	10/25/44	Aaa	508	597,693
Series 2005-W4, Class 1A1
6.000%	08/25/35	Aaa	436	506,310
Series 2007-W7, Class 2A2, IO
6.328%(c)	07/25/37	Aaa	116	27,754

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-W10, Class 2A
6.253%(c)	08/25/47	Aaa	684	$797,024
Series 2009-W1, Class A2
6.000%	12/25/49	Aaa	1,253	1,457,605
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	Aaa	988	1,202,374
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	Aaa	652	733,224
First Horizon Mortgage Pass-Through Trust,
Series 2003-7, Class 2A1
4.500%	09/25/18	A1	83	85,221
Series 2003-AR3, Class 3A1
2.565%(c)	09/25/33	A+(d)	972	969,093
Series 2005-6, Class 1A1
5.500%	11/25/35	BB+(d)	28	28,621
Freddie Mac REMICS,
Series 1049, Class S
38.306%(c)	02/15/21	Aaa	18	34,051
Series 1621, Class J
6.400%	11/15/23	Aaa	198	222,225
Series 1630, Class PK
6.000%	11/15/23	Aaa	533	596,207
Series 1675, Class KZ
6.500%	02/15/24	Aaa	473	532,323
Series 1680, Class PK
6.500%	02/15/24	Aaa	584	651,116
Series 1695, Class EB
7.000%	03/15/24	Aaa	656	753,815
Series 1980, Class Z
7.000%	07/15/27	Aaa	706	818,186
Series 2353, Class KZ
6.500%	09/15/31	Aaa	862	991,631
Series 2378, Class PE
5.500%	11/15/16	Aaa	277	294,125
Series 2515, Class GP
5.500%	03/15/32	Aaa	60	59,998
Series 2535, Class AW
5.500%	12/15/32	Aaa	475	533,628
Series 2557, Class HL
5.300%	01/15/33	Aaa	2,314	2,547,424
Series 2561, Class UE
5.500%	06/15/22	Aaa	29	29,403
Series 2595, Class DC
5.000%	04/15/23	Aaa	1,295	1,465,610
Series 2595, Class GC
5.500%	04/15/23	Aaa	620	688,128
Series 2600, Class MD
5.500%	06/15/32	Aaa	191	196,709
Series 2611, Class TM
10.000%(c)	05/15/33	Aaa	135	142,764
Series 2626, Class JC
5.000%	06/15/23	Aaa	1,605	1,830,296
Series 2628, Class AB
4.500%	06/15/18	Aaa	272	287,864
Series 2630, Class FL
0.703%(c)	06/15/18	Aaa	305	306,992

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2643, Class SA
44.179%(c)	03/15/32	Aaa	86	$186,794
Series 2649, Class VB
5.500%	10/15/22	Aaa	592	608,944
Series 2661, Class FG
0.653%(c)	03/15/17	Aaa	143	143,282
Series 2677, Class ME
5.000%	03/15/32	Aaa	22	22,105
Series 2684, Class PO, PO
1.003%(s)	01/15/33	Aaa	485	479,767
Series 2691, Class VU
5.500%	08/15/23	Aaa	1,000	1,063,679
Series 2694, Class QH
4.500%	03/15/32	Aaa	100	101,754
Series 2707, Class KJ
5.000%	11/15/18	Aaa	141	147,440
Series 2764, Class UG
5.000%	03/15/34	Aaa	1,360	1,562,329
Series 2793, Class PD
5.000%	12/15/32	Aaa	878	905,064
Series 2832, Class PE
5.500%	01/15/33	Aaa	280	287,242
Series 2862, Class GB
5.000%	09/15/24	Aaa	671	733,173
Series 2864, Class NB
5.500%	07/15/33	Aaa	1,235	1,367,303
Series 2885, Class LZ
6.000%	11/15/34	Aaa	1,021	1,266,127
Series 2893, Class PE
5.000%	11/15/34	Aaa	915	1,032,685
Series 2901, Class VU
5.000%	06/15/18	Aaa	1,070	1,132,246
Series 2906, Class SW, IO
6.497%(c)	11/15/34	Aaa	96	6,149
Series 2922, Class SU
13.894%(c)	02/15/35	Aaa	171	221,372
Series 2980, Class QA
6.000%	05/15/35	Aaa	1,178	1,331,397
Series 2990, Class SR, IO
6.447%(c)	03/15/35	Aaa	2,291	366,120
Series 3005, Class ED
5.000%	07/15/25	Aaa	1,160	1,292,511
Series 3017, Class OC, PO
4.189%(s)	08/15/25	Aaa	519	463,375
Series 3045, Class DI, IO
6.527%(c)	10/15/35	Aaa	712	141,501
Series 3080, Class VB
5.000%	06/15/25	Aaa	1,000	1,045,464
Series 3126, Class AO, PO
1.486%(s)	03/15/36	Aaa	606	577,667
Series 3155, Class PS, IO
6.947%(c)	05/15/36	Aaa	262	38,627
Series 3171, Class OJ, PO
15.792%(s)	06/15/36	Aaa	22	20,460
Series 3187, Class Z
5.000%	07/15/36	Aaa	1,897	2,086,984
Series 3201, Class IN, IO
6.047%(c)	08/15/36	Aaa	2,797	379,698

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3218, Class AS, IO
6.377%(c)	09/15/36	Aaa	86	$16,447
Series 3218, Class HS, IO
6.997%(c)	09/15/26	Aaa	1,328	205,859
Series 3219, Class OD
6.000%	06/15/33	Aaa	342	347,393
Series 3236, Class IS, IO
6.447%(c)	11/15/36	Aaa	119	22,620
Series 3237, Class BO, PO
0.693%(s)	11/15/36	Aaa	785	740,675
Series 3240, Class S, IO
6.417%(c)	11/15/36	Aaa	272	50,582
Series 3244, Class SB, IO
6.457%(c)	11/15/36	Aaa	83	17,185
Series 3279, Class SD, IO
6.227%(c)	02/15/37	Aaa	27	4,091
Series 3303, Class SD, IO
5.887%(c)	04/15/37	Aaa	218	32,747
Series 3306, Class TB
2.953%(c)	04/15/37	Aaa	80	79,213
Series 3306, Class TC
2.413%(c)	04/15/37	Aaa	70	68,768
Series 3370, Class SH, IO
6.247%(c)	10/15/37	Aaa	38	7,496
Series 3383, Class KB
5.500%	11/15/27	Aaa	1,140	1,370,470
Series 3385, Class SN, IO
5.797%(c)	11/15/37	Aaa	657	85,655
Series 3387, Class SB, IO
6.217%(c)	11/15/37	Aaa	228	36,496
Series 3405, Class PE
5.000%	01/15/38	Aaa	975	1,113,797
Series 3564, Class JA
4.000%	01/15/18	Aaa	315	332,455
Series 3593, Class SL, IO
6.197%(c)	11/15/24	Aaa	1,345	176,061
Series 3605, Class NC
5.500%	06/15/37	Aaa	955	1,148,382
Series 3609, Class SA, IO
6.137%(c)	12/15/39	Aaa	2,082	502,359
Series 3628, Class A
5.000%	06/15/38	Aaa	272	281,438
Series 3648, Class CY
4.500%	03/15/30	Aaa	1,400	1,567,703
Series 3656, Class LV
5.000%	05/15/21	Aaa	1,393	1,502,423
Series 3662, Class PJ
5.000%	04/15/40	Aaa	1,390	1,588,017
Series 3673, Class SA, IO
6.217%(c)	05/15/40	Aaa	88	12,827
Series 3677, Class PB
4.500%	05/15/40	Aaa	2,045	2,296,633
Series 3688, Class GT
7.181%(c)	11/15/46	Aaa	544	667,461
Series 3692, Class PS, IO
6.397%(c)	05/15/38	Aaa	196	21,846
Series 3737, Class LI, IO
4.500%	05/15/24	Aaa	411	39,397

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 3739, Class MC
4.000%	11/15/38	Aaa	1,270	$1,373,153
Series 3740, Class SB, IO
5.797%(c)	10/15/40	Aaa	1,112	217,753
Series 3747, Class HI, IO
4.500%	07/15/37	Aaa	1,122	79,876
Series 3751, Class MI, IO
4.000%	02/15/34	Aaa	242	4,885
Series 3762, Class CS, IO
6.497%(c)	04/15/35	Aaa	74	7,416
Series 3762, Class JS, IO
6.497%(c)	04/15/35	Aaa	157	8,859
Series 3784, Class S, IO
6.397%(c)	07/15/23	Aaa	2,165	274,335
Series 3803, Class DS, IO
6.397%(c)	11/15/35	Aaa	498	38,192
Series 3819, Class SH, IO
6.267%(c)	06/15/40	Aaa	330	47,352
Series 3827, Class H
4.000%	09/15/37	Aaa	258	262,021
Series 3835, Class KA
4.000%	05/15/37	Aaa	285	291,368
Series 3845, Class KP
4.000%	04/15/38	Aaa	386	390,156
Series 3852, Class QN
5.500%(c)	05/15/41	Aaa	575	613,823
Series 3852, Class TP
5.500%(c)	05/15/41	Aaa	855	925,750
Series 3855, Class HI, IO
4.000%	02/15/26	Aaa	2,369	214,318
Series 3859, Class JB
5.000%	05/15/41	Aaa	1,350	1,551,605
Series 3877, Class EL
4.000%	08/15/38	Aaa	278	283,223
Series 3877, Class EM
4.000%	08/15/38	Aaa	90	90,970
Series 3884, Class AD
4.000%	08/15/38	Aaa	480	488,212
Series 3907, Class ST, IO
6.297%(c)	08/15/41	Aaa	455	100,891
Series 3919, Class SA, IO
6.297%(c)	09/15/41	Aaa	506	111,542
Series 3939, Class JA
4.000%	12/15/37	Aaa	106	108,323
Series 3973, Class SG, IO
6.447%(c)	04/15/30	Aaa	383	47,791
Series 3976, Class AI, IO
3.500%	08/15/29	Aaa	114	9,391
Series 3984, Class NS, IO
6.397%(c)	01/15/40	Aaa	300	59,720
Series 3989, Class SJ, IO
5.747%(c)	01/15/42	Aaa	400	87,315
Series 4001, Class SD, IO
6.997%(c)	02/15/36	Aaa	191	44,315
Series 4002, Class DI, IO
3.500%	03/15/30	Aaa	229	17,493
Series 4010, Class JS, IO
6.397%(c)	03/15/32	Aaa	132	24,717

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 4019, Class SC, IO
6.244%(c)	03/15/42	Aaa	897	$224,320
Series 4027, Class SW, IO
5.717%(c)	04/15/42	Aaa	603	133,897
Series 4030, Class IL, IO
3.500%	04/15/27	Aaa	7,462	829,435
Series 4047, Class SC, IO
6.497%(c)	04/15/31	Aaa	484	75,243
Series 4055, Class BI, IO
3.500%	05/15/31	Aaa	476	55,233
Series 4057, Class SA, IO
5.847%(c)	04/15/39	Aaa	1,317	297,175
Series 4059, Class SP, IO
6.347%(c)	06/15/42	Aaa	1,553	417,085
Series 4061, Class HS, IO
6.497%(c)	08/15/31	Aaa	287	65,625
Series 4066, Class BI, IO
3.500%	01/15/32	Aaa	317	37,822
Series 4070, Class S, IO
5.897%(c)	06/15/32	Aaa	919	176,235
Series 4077, Class SM, IO
6.497%(c)	08/15/40	Aaa	184	41,732
Series 4080, Class SA, IO
5.797%(c)	07/15/42	Aaa	251	58,722
Series 4084, Class GS, IO
5.847%(c)	04/15/39	Aaa	291	63,719
Series 4086, Class TS, IO
5.897%(c)	04/15/37	Aaa	501	101,295
Series 4097, Class SL, IO
5.947%(c)	06/15/41	Aaa	481	86,987
Series 4100, Class KJ
3.500%	08/15/42	Aaa	39	39,311
Series 4119, Class SC, IO
5.944%(c)	10/15/42	Aaa	480	117,386
Series 4152, Class SG, IO
6.297%(c)	02/15/42	Aaa	1,271	326,021
Series 4165, Class ZA
3.500%	02/15/43	Aaa	161	160,013
Series 2013-27, Class UZ
3.000%	04/25/43	Aaa	463	458,081
Series 2013-31, Class NZ
3.000%	04/25/43	Aaa	205	202,630
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	Aaa	1,722	1,847,106
Series 304, Class C32, IO
3.000%	12/15/27	Aaa	5,150	595,469
GMAC Mortgage Corp. Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	A+(d)	357	368,833
Government National Mortgage Assoc.,
Series 2002-41, Class HS, IO
6.798%(c)	06/16/32	Aaa	1,105	242,132
Series 2002-84, Class PH
6.000%	11/16/32	Aaa	1,665	1,933,781
Series 2003-25, Class PZ
5.500%	04/20/33	Aaa	1,034	1,192,185
Series 2003-28, Class TG

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.500%	05/20/32	Aaa	75	$76,402
Series 2003-58, Class PC
5.000%	07/20/33	Aaa	1,793	2,119,961
Series 2003-86, Class ZC
4.500%	10/20/33	Aaa	916	991,449
Series 2004-19, Class KE
5.000%	03/16/34	Aaa	1,460	1,723,937
Series 2004-28, Class ST, IO
1.080%(c)	04/20/34	Aaa	11,676	191,435
Series 2004-30, Class UC
5.500%	02/20/34	Aaa	1,357	1,491,120
Series 2004-86, Class SP, IO
5.899%(c)	09/20/34	Aaa	2,096	299,006
Series 2004-88, Class ES, IO
5.898%(c)	06/17/34	Aaa	2,152	322,926
Series 2005-7, Class NL, IO
6.548%(c)	03/17/33	Aaa	26	3,252
Series 2005-30, Class WD
6.000%	07/20/33	Aaa	800	893,979
Series 2006-23, Class S, IO
6.299%(c)	01/20/36	Aaa	2,016	236,666
Series 2006-26, Class S, IO
6.299%(c)	06/20/36	Aaa	1,546	260,415
Series 2006-38, Class SG, IO
6.449%(c)	09/20/33	Aaa	2,288	134,410
Series 2007-16, Class KU, IO
6.449%(c)	04/20/37	Aaa	1,887	307,250
Series 2007-24, Class SA, IO
6.309%(c)	05/20/37	Aaa	3,837	665,754
Series 2007-35, Class TE
6.000%	06/20/37	Aaa	1,660	1,998,555
Series 2007-53, Class GB
5.500%	10/20/33	Aaa	188	193,461
Series 2007-58, Class SD, IO
6.289%(c)	10/20/37	Aaa	2,318	405,134
Series 2007-59, Class SP, IO
6.469%(c)	04/20/37	Aaa	1,901	253,322
Series 2008-36, Class AY
5.000%	04/16/23	Aaa	530	613,390
Series 2008-47, Class ML
5.250%	06/16/38	Aaa	760	876,644
Series 2008-62, Class SA, IO
5.949%(c)	07/20/38	Aaa	1,058	165,037
Series 2008-73, Class SK, IO
6.539%(c)	08/20/38	Aaa	2,271	404,605
Series 2008-79, Class SA, IO
7.349%(c)	09/20/38	Aaa	1,248	226,145
Series 2009-6, Class CI, IO
6.500%	11/16/38	Aaa	650	96,266
Series 2009-16, Class SJ, IO
6.599%(c)	05/20/37	Aaa	2,456	428,197
Series 2009-36, Class IE, IO
1.000%(c)	09/20/38	Aaa	6,245	151,324
Series 2009-41, Class GS, IO
5.848%(c)	06/16/39	Aaa	116	13,295
Series 2009-65, Class LB
6.000%	07/16/39	Aaa	564	631,262
Series 2009-77, Class CS, IO

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.798%(c)	06/16/38	Aaa	3,126	$445,844
Series 2009-81, Class A
5.750%	09/20/36	Aaa	616	693,486
Series 2009-83, Class TS, IO
5.899%(c)	08/20/39	Aaa	1,190	153,841
Series 2009-106, Class ST, IO
5.799%(c)	02/20/38	Aaa	1,960	278,150
Series 2009-106, Class XL, IO
6.549%(c)	06/20/37	Aaa	1,992	310,169
Series 2009-118, Class XU
5.000%	12/20/20	Aaa	793	899,692
Series 2009-127, Class IA, IO
3.050%(c)	09/20/38	Aaa	10,278	109,190
Series 2010-4, Class SB, IO
6.298%(c)	08/16/39	Aaa	2,854	356,078
Series 2010-14, Class AO, PO
1.013%(s)	12/20/32	Aaa	233	227,805
Series 2010-14, Class DO, PO
2.501%(s)	03/20/36	Aaa	307	299,180
Series 2010-14, Class EO, PO
2.570%(s)	06/16/33	Aaa	44	43,498
Series 2010-14, Class QP
6.000%	12/20/39	Aaa	361	394,583
Series 2010-31, Class SK, IO
5.899%(c)	11/20/34	Aaa	1,041	162,406
Series 2010-85, Class ID, IO
6.000%	09/20/39	Aaa	1,722	254,910
Series 2010-157, Class OP, PO
1.808%(s)	12/20/40	Aaa	1,224	1,115,261
Series 2011-75, Class GP
4.000%	05/20/41	Aaa	1,848	2,033,260
Series 2012-93, Class MS, IO
6.449%(c)	07/20/42	Aaa	138	24,928
Series 2012-H31, Class FD
0.548%(c)	12/20/62	Aaa	1,797	1,792,092
Series 2013-H04, Class BA
1.650%	02/20/63	Aaa	1,588	1,600,942
Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.512%(c)	10/25/45	Caa3	537	381,325
GSR Mortgage Loan Trust,
Series 2003-7F, Class 1A4
5.250%	06/25/33	AA+(d)	524	522,331
Series 2004-6F, Class 2A4
5.500%	05/25/34	A+(d)	561	593,286
Series 2004-11, Class 1A1
2.952%(c)	09/25/34	Ba3	217	201,565
Series 2006-3F, Class 2A7
5.750%	03/25/36	CC(d)	266	263,616
Homestar Mortgage Acceptance Corp.,
Series 2004-4, Class A3
0.752%(c)	09/25/34	A1	860	834,704
JPMorgan Alternative Loan Trust,
Series 2006-A4, Class A1
5.950%(c)	09/25/36	Ba3	1	1,358
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	Ba2	530	551,904

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-S2, Class 1A1
4.500%	08/25/20	A+(d)	39	$39,209
Series 2005-S2, Class 4A3
5.500%	09/25/20	CC(d)	198	210,385
Series 2006-A2, Class 5A1
2.903%(c)	11/25/33	A2	161	164,592
Series 2006-A2, Class 5A3
2.903%(c)	11/25/33	Ba3	610	621,230
Series 2007-A1, Class 5A5
3.007%(c)	07/25/35	Ba3	300	307,284
JPMorgan Reremic,
Series 2010-4, Class 7A1, 144A
1.865%(c)	08/26/35	AAA(d)	306	303,420
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	D(d)	76	75,964
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
2.728%(c)	08/25/34	Baa3	456	454,141
Series 2004-13, Class 3A7
2.629%(c)	11/21/34	A2	559	581,709
MASTR Alternative Loans Trust,
Series 2003-8, Class 5A1
5.000%	11/25/18	A+(d)	258	273,235
Series 2003-9, Class 5A1
4.500%	12/25/18	AA+(d)	533	549,311
Series 2004-1, Class 4A1
5.500%	02/25/34	A+(d)	211	220,803
Series 2004-3, Class 2A1
6.250%	04/25/34	A2	529	539,994
Series 2005-5, Class 3A1
5.750%	08/25/35	Caa3	149	137,680
MASTR Asset Securitization Trust,
Series 2004-6, Class 3A1
5.250%	07/25/19	BB(d)	422	433,844
Series 2004-6, Class 4A1
5.000%	07/25/19	BB(d)	375	390,440
Series 2004-P7, Class A6, 144A
5.500%	12/27/33	Baa1	437	459,814
MLCC Mortgage Investors, Inc.,
Series 2004-HB1, Class A3
2.413%(c)	04/25/29	Ba3	306	305,255
Morgan Stanley Dean Witter Capital I, Inc., Trust,
Series 2003-HYB1, Class A3
1.280%(c)	03/25/33	Ba3	668	611,973
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
2.636%(c)	09/25/34	Ba1	451	454,035
Morgan Stanley Reremic Trust,
Series 2012-IO, Class AXA
1.000%	01/01/42	NR	1,084	1,074,134
PHH Mortgage Capital LLC,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38	A3	592	610,149
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19	A1	182	189,591
Series 2004-CL1, Class 1A1

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.000%	02/25/34	AA+(d)	581	$638,108
RAAC,
Series 2005-SP1, Class 2A1
5.250%	09/25/34	Baa3	638	652,660
Residential Accredit Loans, Inc.,
Series 2003-QS16, Class A1
5.000%	08/25/18	Ba3	166	170,377
Series 2003-QS20, Class A1
5.000%	11/25/18	Ba1	105	108,400
Series 2004-QS3, Class CB
5.000%	03/25/19	Baa3	417	434,312
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.718%(c)	12/25/34	Ba1	333	323,082
Residential Funding Mortgage Securities I,
Series 2003-S4, Class A4
5.750%	03/25/33	AA+(d)	342	346,208
Series 2006-S9, Class A1
6.250%	09/25/36	Caa2	197	179,471
Series 2006-S12, Class 2A2
6.000%	12/25/36	Caa1	222	229,717
Sequoia Mortgage Trust,
Series 2004-8, Class A2
1.088%(c)	09/20/34	Ba1	560	543,396
Springleaf Mortgage Loan Trust,
Series 2012-1A, Class B1, 144A
6.000%(c)	09/25/57	BBB(d)	350	360,572
Series 2012-2A, Class A, 144A
2.220%(c)	10/25/57	AAA(d)	728	734,394
Series 2012-3A, Class A, 144A
1.570%(c)	12/25/59	AAA(d)	324	325,107
Series 2012-3A, Class M3, 144A
4.440%(c)	12/25/59	A-(d)	101	101,297
Series 2012-3A, Class M4, 144A
5.300%(c)	12/25/59	BBB(d)	79	80,580
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
4.899%(c)	06/25/34	Ba1	350	358,941
Series 2004-9XS, Class A
0.572%(c)	07/25/34	Ba1	2,123	1,978,641
Structured Asset Securities Corp.,
Series 2003-22A, Class 3A
2.754%(c)	06/25/33	Baa1	185	186,098
Series 2003-26A, Class 3A5
2.656%(c)	09/25/33	Ba2	843	816,486
Series 2003-29, Class 1A1
4.750%	09/25/18	AA+(d)	310	318,348
Series 2004-7, Class 2A1
5.436%(c)	05/25/24	Ba2	350	363,973
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
0.942%(c)	09/25/44	Baa3	940	901,574
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	NR	419	493,493
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-S1, Class A5
5.500%	04/25/33	AA+(d)	542	562,904

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2003-AR4, Class A7
2.378%(c)	05/25/33	A1	388	$398,661
Series 2004-S3, Class 3A2
6.000%	07/25/34	A3	506	526,407
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-F, Class A1
4.850%(c)	06/25/33	BB+(d)	286	289,591
Series 2004-7, Class 2A2
5.000%	07/25/19	AA+(d)	107	110,246
Series 2004-B, Class A1
4.918%(c)	02/25/34	Ba1	126	128,255
Series 2004-EE, Class 2A2
2.626%(c)	12/25/34	Baa2	683	704,642
Series 2004-O, Class A1
4.931%(c)	08/25/34	Ba3	533	548,098
Series 2005-16, Class A8
5.750%	01/25/36	Baa3	78	82,163
Series 2005-16, Class A16
5.750%	01/25/36	B1	83	84,065
Series 2005-AR9, Class 3A1
2.682%(c)	06/25/34	B1	495	500,344
Series 2005-AR13, Class A1
5.231%(c)	05/25/35	Baa1	7	7,281
Series 2006-3, Class A9
5.500%	03/25/36	B2	252	253,588
Series 2006-11, Class A8
6.000%	09/25/36	Caa2	199	198,392
Series 2006-17, Class A1
5.500%	11/25/21	B2	119	119,049
Series 2007-3, Class 3A1
5.500%	04/25/22	Ba3	35	36,441
Series 2007-8, Class 2A8
6.000%	07/25/37	Caa1	385	378,623
Series 2007-11, Class A85
6.000%	08/25/37	Caa1	464	462,573
Series 2007-11, Class A96
6.000%	08/25/37	Caa1	55	55,153

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $212,017,754)				220,814,907

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
Fannie Mae Principal Strip, MTN, PO
3.478%(s)	05/15/30		1,750	969,741
Federal Home Loan Mortgage Corp.
2.313%(c)	10/01/36		201	213,753
3.500%	09/01/32		2,097	2,264,262
4.000%	02/01/26-01/01/32		2,961	3,171,991
5.000%	11/01/23		1,135	1,218,148
5.500%	12/01/24-06/01/35		4,556	4,909,231
6.000%	12/01/23-12/01/36		3,157	3,471,582
6.500%	10/01/22-05/01/37		3,071	3,419,805
7.000%	09/01/36		686	817,115
8.000%	02/01/38		341	410,492
Federal National Mortgage Assoc.
0.614%(s)	07/05/14		2,800	2,778,437

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (Continued)
0.931%(s)	06/01/17		1,675	$1,611,399
1.400%	07/01/17		1,460	1,486,325
1.770%	02/01/20		2,590	2,634,875
2.140%	04/01/19		1,700	1,770,842
2.330%	01/01/23		1,960	1,962,282
2.340%	12/01/22		2,341	2,353,290
2.370%	12/01/22		1,600	1,607,005
2.390%	12/01/22		2,130	2,151,643
2.490%	10/01/17		970	1,025,534
2.570%	03/01/23		1,975	2,012,707
2.666%	12/01/22		1,788	1,844,321
2.710%	10/01/22		2,273	2,396,302
2.750%	03/01/22		1,318	1,365,827
2.960%	04/01/22		1,970	2,077,933
3.000%	TBA		2,357	2,424,395
3.000%	TBA		4,306	4,441,235
3.030%	12/01/21		1,795	1,905,415
3.380%	01/01/18		1,430	1,565,937
3.416%	10/01/20		1,211	1,322,393
3.500%	07/01/32		2,540	2,688,545
3.590%	10/01/20		1,400	1,537,893
3.738%	06/01/18		1,720	1,922,337
3.810%	01/01/19		1,318	1,451,909
4.010%	08/01/21		1,735	1,954,461
4.340%	04/01/20		1,860	2,124,755
4.506%	06/01/19		2,530	2,918,771
5.000%	12/01/19-10/01/39		6,733	7,335,438
5.500%	01/01/19-09/01/38		4,085	4,463,919
6.000%	09/01/19-08/01/37		7,303	8,042,013
6.278%(c)	09/01/37		253	270,556
6.500%	09/01/22-10/01/38		3,087	3,495,689
7.000%	05/01/17-04/01/37		486	545,748
8.000%	12/01/36		1,864	2,173,795
Financing Corp. FICO Strip, PO
1.620%(s)	04/05/19		1,500	1,361,317
Government National Mortgage Assoc.
6.000%	09/20/36-03/20/41		2,464	2,737,161
6.500%	10/15/23-12/20/40		4,584	5,233,893
7.000%	10/20/38-12/20/38		951	1,098,874
7.500%	01/20/35		425	514,258
8.000%	05/20/32		1,114	1,296,788
Residual Funding Corp., PO
1.611%(s)	07/15/20		2,400	2,134,908
Tennessee Valley Authority
4.875%	01/15/48		885	1,056,106
5.880%	04/01/36		3,430	4,692,141

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $120,169,161)				122,655,492

U.S. TREASURY OBLIGATIONS — 7.9%
U.S. Treasury Bonds
3.125%	05/15/21	(k)	90	101,341
4.500%	11/15/15-02/15/36		6,100	6,941,312
8.125%	05/15/21		5,000	7,579,690
U.S. Treasury Notes
0.250%	01/31/14	(k)	17,320	17,334,202
0.265%(s)	03/15/16		750	750,469
0.750%	02/28/18	(a)	2,181	2,180,490

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.875%	07/31/19		3,350	$3,306,815
1.000%	06/30/19		10,000	9,960,160
1.250%	04/30/19		2,300	2,330,907
1.625%	08/15/22		8,700	8,587,848
1.625%	11/15/22	(a)	147	144,197
1.750%	10/31/18		8,000	8,373,128
2.000%	02/15/23	(a)	2,012	2,037,464
3.000%	05/15/42		55	53,848
3.500%	05/15/20	(a)	5,000	5,773,440
4.125%	05/15/15		13,160	14,229,250
4.250%	11/15/17		5,000	5,811,330
8.750%	08/15/20		7,500	11,470,313
8.875%	02/15/19		1,700	2,474,430
11.250%	02/15/15		11,055	13,325,598
U.S. Treasury Strip Coupon
0.477%(s)	02/15/15	(a)	3,000	2,985,090
0.680%(s)	08/15/16	(a)	15,000	14,760,540
0.734%(s)	08/15/17	(a)	5,000	4,853,595
0.786%(s)	11/15/17		5,000	4,833,535
0.889%(s)	02/15/18	(a)	5,000	4,812,175
1.127%(s)	08/15/18	(a)	8,500	8,103,832
1.198%(s)	08/15/19	(a)	10,390	9,671,355
1.258%(s)	11/15/19		10,000	9,239,190
1.327%(s)	02/15/20	(a)	10,200	9,356,786
1.387%(s)	05/15/20	(a)	10,099	9,190,757
1.456%(s)	08/15/20	(a)	6,500	5,869,617
1.541%(s)	11/15/20	(a)	3,270	2,927,562
2.638%(s)	02/15/21	(a)	8,730	7,735,609
2.754%(s)	02/15/30	(a)	4,000	2,439,280
2.755%(s)	11/15/26	(a)	1,800	1,259,570
2.853%(s)	11/15/27	(a)	3,000	2,010,759
2.875%(s)	11/15/28	(a)	3,000	1,927,176
2.933%(s)	02/15/29	(a)	6,460	4,105,446
2.952%(s)	11/15/29		3,000	1,848,963

TOTAL U.S. TREASURY OBLIGATIONS (cost $222,852,013)				230,697,069

TOTAL LONG-TERM INVESTMENTS (cost $2,362,875,254)				2,595,924,350

			Shares
SHORT-TERM INVESTMENTS — 19.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 19.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $582,439,692; includes $219,482,783 of cash collateral for securities on loan)(b)(w)			582,439,692	582,439,692

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n)
U.S. Treasury Bills
0.085%	06/13/13(k)	10	$9,999
0.088%	06/13/13	365	364,957
0.120%	08/15/13(k)	70	69,977
0.120%	05/30/13(k)	170	169,981
0.135%	06/13/13	65	64,993

TOTAL U.S. TREASURY OBLIGATIONS (cost $679,849)			679,907

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Put Options
10 Year U.S. Treasury Note Futures, expiring 05/15/13, Strike Price $130.00		11	859
Interest Rate Swap Options, Pay a fixed rate of 2. 40% and receive a floating rate based on 3 month-LIBOR, expiring 06/02/23	Morgan Stanley	119	527

TOTAL OPTIONS PURCHASED (cost $10,501)			1,386

TOTAL SHORT-TERM INVESTMENTS (cost 583,130,042)			583,120,985

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 108.6% (cost $2,946,005,296)			3,179,045,335

	Shares
SECURITIES SOLD SHORT — (5.6)%
COMMON STOCKS — (5.1)%
Advertising — (0.1)%
Interpublic Group of Cos., Inc. (The)	33,214	(432,778)
Omnicom Group, Inc.	31,225	(1,839,153)

		(2,271,931)

Aerospace & Defense — (0.1)%
Boeing Co. (The)	10,687	(917,479)
Lockheed Martin Corp.	17,352	(1,674,815)
Raytheon Co.	15,417	(906,365)

		(3,498,659)

Agriculture — (0.1)%
Altria Group, Inc.	64,201	(2,207,872)

Auto Parts & Equipment
Autoliv, Inc.	3,045	(210,531)

Automobile Manufacturers
Ford Motor Co.	86,588	(1,138,632)

Banks — (0.1)%
Bank of Hawaii Corp.	18,212	(925,352)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Banks (cont’d.)
Bank of New York Mellon Corp. (The)	9,742	$(272,679)
Cullen/Frost Bankers, Inc.	16,002	(1,000,605)
Fifth Third Bancorp	24,500	(399,595)
Northern Trust Corp.	9,711	(529,832)
Prosperity Bancshares, Inc.	6,197	(293,676)
Trustmark Corp.	11,417	(285,539)
U.S. Bancorp	13,564	(460,227)

		(4,167,505)

Beverages
Brown-Forman Corp. (Class B Stock)	9,423	(672,802)

Biotechnology — (0.1)%
Alexion Pharmaceuticals, Inc.*	5,100	(469,914)
Amgen, Inc.	10,205	(1,046,115)
United Therapeutics Corp.*	3,120	(189,914)

		(1,705,943)

Chemicals — (0.2)%
Cabot Corp.	8,827	(301,883)
Celanese Corp.	3,527	(155,364)
Ecolab, Inc.	7,752	(621,555)
OM Group, Inc.*	21,376	(501,908)
Praxair, Inc.	18,564	(2,070,629)
Sherwin-Williams Co. (The)	1,587	(268,028)
Sigma-Aldrich Corp	7,751	(602,098)
Valspar Corp. (The)	11,538	(718,241)

		(5,239,706)

Coal
CONSOL Energy, Inc.	16,523	(555,999)

Commercial Banks — (0.1)%
BancorpSouth, Inc.	20,800	(339,040)
Commerce Bancshares, Inc.	17,300	(706,359)
First Horizon National Corp.	32,247	(344,398)
UMB Financial Corp.	16,983	(833,356)

		(2,223,153)

Commercial Services — (0.1)%
Automatic Data Processing, Inc.	4,112	(267,362)
Paychex, Inc.	17,053	(598,049)
SAIC, Inc.	27,758	(376,121)
Total System Services, Inc.	8,100	(200,718)
Vantiv, Inc. (Class A Stock)*	11,400	(270,636)

		(1,712,886)

Computers — (0.1)%
EMC Corp.*	9,788	(233,835)
International Business Machines Corp.	8,816	(1,880,453)
Seagate Technology PLC (Ireland)	9,028	(330,064)
Western Digital Corp.	5,338	(268,395)

		(2,712,747)

Cosmetics/Personal Care
Estee Lauder Cos., Inc. (The) (Class A Stock)	13,407	(858,450)

Distribution/Wholesale
Fastenal Co.	19,636	(1,008,309)

Diversified Financial Services — (0.1)%
BlackRock, Inc.	1,814	(465,980)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Discover Financial Services	6,700	$(300,428)
Federated Investors, Inc. (Class B Stock)	9,496	(224,770)
Franklin Resources, Inc.	6,987	(1,053,709)
T. Rowe Price Group, Inc.	9,434	(706,324)

		(2,751,211)

Diversified Machinery — (0.1)%
Cummins, Inc.	2,690	(311,529)
Rockwell Automation, Inc.	16,822	(1,452,580)

		(1,764,109)

Diversified Manufacturing — (0.2)%
Danaher Corp.	13,493	(838,590)
Dover Corp.	22,074	(1,608,753)
General Electric Co.	84,272	(1,948,369)
Illinois Tool Works, Inc.	20,571	(1,253,597)
Textron, Inc.	17,895	(533,450)

		(6,182,759)

Electric — (0.3)%
Consolidated Edison, Inc.	28,551	(1,742,468)
Dominion Resources, Inc.	6,410	(372,934)
Duke Energy Corp.	34,700	(2,518,873)
Entergy Corp.	12,669	(801,188)
FirstEnergy Corp.	11,290	(476,438)
MDU Resources Group, Inc.	7,289	(182,152)
National Fuel Gas Co.	6,969	(427,548)
PPL Corp.	13,129	(411,069)
Public Service Enterprise Group, Inc.	25,825	(886,831)
Southern Co. (The)	21,001	(985,367)
Wisconsin Energy Corp.	22,786	(977,292)

		(9,782,160)

Electronics — (0.1)%
Gentex Corp.	27,413	(548,534)
National Instruments Corp.	70,300	(2,302,325)

		(2,850,859)

Environmental Control
Stericycle, Inc.*	7,600	(806,968)

Financial–Bank & Trust
Valley National Bancorp	90,783	(929,618)

Food — (0.2)%
Hershey Co. (The)	28,041	(2,454,429)
Safeway, Inc.	11,099	(292,459)
Sysco Corp.	31,880	(1,121,220)
United Natural Foods, Inc.*	11,190	(550,548)

		(4,418,656)

Forest Products & Paper
International Paper Co.	5,591	(260,429)
MeadWestvaco Corp.	6,900	(250,470)

		(510,899)

Healthcare Products — (0.3)%
Becton, Dickinson & Co.	3,517	(336,260)
C.R. Bard, Inc.	5,800	(584,524)
Edwards Lifesciences Corp.*	4,322	(355,096)
Hospira, Inc.*	14,024	(460,408)
Intuitive Surgical, Inc.*	4,500	(2,210,355)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Healthcare Products (cont’d.)
Medtronic, Inc.	18,860	$(885,666)
Varian Medical Systems, Inc.*	14,319	(1,030,968)
Zimmer Holdings, Inc.	22,378	(1,683,273)

		(7,546,550)

Healthcare Services — (0.1)%
Laboratory Corp. of America Holdings*	2,900	(261,580)
Tenet Healthcare Corp.*	11,815	(562,158)
WellPoint, Inc.	8,558	(566,796)

		(1,390,534)

Home Builders
Toll Brothers, Inc.*	13,474	(461,350)

Household Products/Wares — (0.1)%
Church & Dwight Co., Inc.	20,631	(1,333,382)

Insurance — (0.3)%
Allstate Corp. (The)	15,899	(780,164)
Arch Capital Group Ltd. (Bermuda)*	9,465	(497,575)
Chubb Corp. (The)	13,708	(1,199,861)
Lincoln National Corp.	11,219	(365,852)
Progressive Corp. (The)	38,741	(978,985)
Torchmark Corp.	19,716	(1,179,017)
Travelers Cos., Inc. (The)	14,692	(1,236,919)
W.R. Berkley Corp.	14,822	(657,652)
XL Group PLC (Ireland)	11,953	(362,176)

		(7,258,201)

Internet Software & Services — (0.2)%
Amazon.com, Inc.*	7,530	(2,006,670)
AOL, Inc.*	13,709	(527,659)
Facebook, Inc. (Class A Stock)*	36,400	(931,112)
NetFlix, Inc.*	6,064	(1,148,582)

		(4,614,023)

Iron/Steel — (0.1)%
Cliffs Natural Resources, Inc.	58,380	(1,109,804)
Nucor Corp.	39,305	(1,813,926)

		(2,923,730)

Lodging — (0.1)%
Choice Hotels International, Inc.	27,158	(1,149,055)
Hyatt Hotels Corp. (Class A Stock)*	20,584	(889,846)
Las Vegas Sands Corp.	3,160	(178,066)

		(2,216,967)

Machinery–Construction & Mining
Caterpillar, Inc.	10,793	(938,667)

Media — (0.2)%
Discovery Communications, Inc. (Class A Stock)*	9,318	(733,699)
Gannett Co., Inc.	26,650	(582,836)
News Corp. (Class B Stock)	44,034	(1,354,486)
Scripps Networks Interactive, Inc. (Class A Stock)	17,480	(1,124,663)
Walt Disney Co. (The)	17,282	(981,618)
Washington Post Co. (The) (Class B Stock)	3,181	(1,421,907)

		(6,199,209)

Metal Fabricate/Hardware
Tenaris SA (Luxembourg), ADR	7,934	(323,549)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Metals & Mining
Vulcan Materials Co.	3,421	$(176,866)

Office Equipment
Xerox Corp.	31,005	(266,643)

Oil & Gas — (0.1)%
Chesapeake Energy Corp.	10,282	(209,856)
Devon Energy Corp.	5,976	(337,166)
Diamond Offshore Drilling, Inc.	10,022	(697,130)
Exxon Mobil Corp.	11,942	(1,076,094)
FMC Technologies, Inc.*	6,200	(337,218)
Nabors Industries Ltd. (Bermuda)	20,320	(329,590)
Southwestern Energy Co.*	7,612	(283,623)
Tesoro Corp.	9,184	(537,723)
WPX Energy, Inc.*	16,423	(263,096)

		(4,071,496)

Pharmaceuticals — (0.3)%
AbbVie, Inc.	10,551	(430,270)
Bristol-Myers Squibb Co.	64,650	(2,662,934)
Eli Lilly & Co.	36,966	(2,099,299)
Express Scripts Holding Co.*	8,983	(517,870)
Forest Laboratories, Inc.*	10,306	(392,040)
Johnson & Johnson	18,120	(1,477,324)
Mead Johnson Nutrition Co.	10,316	(798,974)
Medivation, Inc.*	3,900	(182,403)
Pfizer, Inc.	9,786	(282,424)

		(8,843,538)

Pipelines
Spectra Energy Corp.	7,653	(235,330)
TransCanada Corp. (Canada)	9,852	(471,812)

		(707,142)

Real Estate Investment Trusts — (0.4)%
Brookfield Office Properties, Inc. (Canada)	30,834	(529,420)
Coresite Realty Corp.	6,400	(223,872)
Corporate Office Properties Trust	16,363	(436,565)
DCT Industrial Trust, Inc.	102,309	(757,087)
DDR Corp.	7,700	(134,134)
EastGroup Properties, Inc.	12,414	(722,495)
Excel Trust, Inc.	10,364	(141,469)
Health Care REIT, Inc.	13,817	(938,312)
Hudson Pacific Properties, Inc.	14,700	(319,725)
Mack-Cali Realty Corp.	20,615	(589,795)
Mid-America Apartment Communities, Inc.	11,961	(826,027)
Realty Income Corp.	19,812	(898,474)
Sr. Housing Properties Trust	36,476	(978,651)
Tanger Factory Outlet Centers	18,197	(658,367)
Vornado Realty Trust	13,284	(1,111,074)
Weingarten Realty Investors	43,986	(1,387,758)

		(10,653,225)

Retail — (0.4)%
Bed Bath & Beyond, Inc.*	4,456	(287,056)
CarMax, Inc.*	6,583	(274,511)
McDonald’s Corp.	31,430	(3,133,257)
O’Reilly Automotive, Inc.*	3,958	(405,893)
Starbucks Corp.	32,190	(1,833,542)
Tiffany & Co.	43,440	(3,020,818)
Walgreen Co.	5,566	(265,387)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Retail (cont’d.)
Wal-Mart Stores, Inc.	23,184	$(1,734,859)
Yum! Brands, Inc.	10,400	(748,176)

		(11,703,499)

Semiconductors — (0.3)%
Analog Devices, Inc.	14,928	(694,003)
Atmel Corp.*	19,673	(136,924)
Cypress Semiconductor Corp.*	25,630	(282,699)
Intel Corp.	49,226	(1,075,588)
Linear Technology Corp.	17,884	(686,209)
Marvell Technology Group Ltd. (Bermuda)	35,348	(373,982)
Maxim Integrated Products, Inc.	28,794	(940,124)
Microchip Technology, Inc.	33,554	(1,233,445)
NVIDIA Corp.	36,289	(465,225)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	90,949	(1,563,413)
Teradyne, Inc.*	31,600	(512,552)

		(7,964,164)

Software — (0.1)%
Electronic Arts, Inc.*	68,235	(1,207,760)
Fiserv, Inc.*	1,821	(159,938)
Intuit, Inc.	4,172	(273,892)
Quality Systems, Inc.	14,569	(266,321)
salesforce.com, Inc.*	11,796	(2,109,479)

		(4,017,390)

Telecommunications
AT&T, Inc.	27,061	(992,868)

Toys/Games/Hobbies
Hasbro, Inc.	10,211	(448,671)
Mattel, Inc.	12,732	(557,534)

		(1,006,205)

Transportation — (0.1)%
FedEx Corp.	1,930	(189,526)
Heartland Express, Inc.	66,446	(886,390)
Knight Transportation, Inc.	36,105	(581,291)
United Parcel Service, Inc. (Class B Stock)	5,507	(473,051)
Werner Enterprises, Inc.	34,441	(831,406)

		(2,961,664)

TOTAL COMMON STOCKS
(proceeds received $131,224,851)		(148,753,226)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.5)%
Federal National Mortgage Assoc.
4.000%	TBA	4,714	(5,019,674)
4.000%	TBA	8,611	(9,180,134)
5.000%	TBA	558	(604,471)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $14,777,349)			(14,804,279)

TOTAL SECURITIES SOLD SHORT (proceeds received $146,002,200)			(163,557,505)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Value
TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 103.0%
(cost $2,800,003,096)	$3,015,487,830
Liabilities in excess of other assets(x) — (3.0)%	(88,978,691)

NET ASSETS — 100.0%	$2,926,509,139

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
Chi-X	European Equity Exchange
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
DAX	Deutscher Aktien Index
DIP	Debtor-in-Possession
FHLMC	Federal Home Loan Mortgage Corporation
FICO	Financing Corporation
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NVDR	Non-Voting Depositary Receipt
OMX	Option Market Index
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
QMTF	Multilateral Trading Facility
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SGX	Singapore Exchange
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
XHKG	Hong Kong Stock Exchange
XNGS	NASDAQ Global Select Market
AUD	Australian Dollar

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $214,923,215 ; cash collateral of $219,482,783 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments and/ or principal repayment. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
148	2 Year U.S. Treasury Notes	Jun. 2013	$32,607,313	$32,627,063	$19,750
98	3 Year Australian Treasury Bonds	Jun. 2013	29,619,071	29,664,878	45,807
900	5 Year U.S. Treasury Notes	Jun. 2013	110,969,680	111,649,219	679,539
164	10 Year Australian Treasury Bonds	Jun. 2013	151,720,641	151,980,315	259,674
48	10 Year Euro-Bund	Jun. 2013	8,881,095	8,951,854	70,759
56	30 Year U.S. Treasury Bonds	Jun. 2013	7,985,531	8,090,250	104,719
341	Amsterdam Exchanges Index	Apr. 2013	30,651,451	30,370,558	(280,893)
125	DAX Index	Jun. 2013	31,909,947	31,247,196	(662,751)
1,622	Euro STOXX 50	Jun. 2013	54,639,696	53,101,933	(1,537,763)
57	Hang Seng Index	Apr. 2013	8,141,719	8,193,261	51,542
116	Russell 2000 Mini	Jun. 2013	10,723,620	10,989,840	266,220
224	S&P 500 E-Mini	Jun. 2013	17,195,651	17,502,240	306,589
110	S&P/TSX 60 Index	Jun. 2013	15,942,519	15,785,598	(156,921)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Financial futures contracts open at March 31, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(1)

Long Positions (cont’d.)
278	TOPIX Index	Jun. 2013	$29,294,407	$30,728,103	$1,433,696

					599,967

Short Positions:
13	30 Day Fed Fund	Jun. 2013	5,408,433	5,409,787	(1,354)
9	30 Day Fed Fund	Jul. 2013	3,743,299	3,745,050	(1,751)
16	90 Day Euro Dollar	Jun. 2013	3,963,225	3,986,800	(23,575)
39	90 Day Euro Dollar	Sep. 2013	9,707,425	9,713,925	(6,500)
7	90 Day Euro Dollar	Dec. 2013	1,741,063	1,743,000	(1,937)
6	90 Day Euro Dollar	Mar. 2014	1,493,700	1,493,700	—
2	90 Day Euro Dollar	Jun. 2014	497,700	497,750	(50)
2	90 Day Euro Dollar	Sep. 2014	497,475	497,550	(75)
2	90 Day Euro Dollar	Dec. 2014	497,075	497,275	(200)
2	90 Day Euro Dollar	Mar. 2015	496,875	496,950	(75)
2	90 Day Euro Dollar	Jun. 2015	496,450	496,525	(75)
2	90 Day Euro Dollar	Sep. 2015	495,950	496,050	(100)
2	90 Day Euro Dollar	Dec. 2015	495,325	495,450	(125)
90	2 Year U.S. Treasury Notes	Jun. 2013	19,831,750	19,840,781	(9,031)
12	5 Year Euro-Bobl	Jun. 2013	1,933,036	1,949,239	(16,203)
33	5 Year U.S. Treasury Notes	Jun. 2013	4,075,164	4,093,805	(18,641)
13	10 Year Euro-Bund	Jun. 2013	2,406,450	2,424,460	(18,010)
1,151	10 Year U.S. Treasury Notes	Jun. 2013	150,508,649	151,914,016	(1,405,367)
15	30 Year U.S. Treasury Bonds	Jun. 2013	2,150,063	2,167,031	(16,968)
379	CAC 40 10 Euro	Apr. 2013	18,568,073	18,130,903	437,170
26	Euro-OAT	Jun. 2013	4,495,693	4,533,303	(37,610)
463	FTSE 100 Index	Jun. 2013	45,075,479	44,679,820	395,659
1,325	OMXS30 Index	Apr. 2013	23,998,936	24,196,086	(197,150)
76	Russell 2000 Mini	Jun. 2013	7,077,500	7,200,240	(122,740)

					(1,044,708)

					$(444,741)

(1)	Cash of $2,765,000 and U.S. Treasury Securities with a market value of $16,841,739 have been segregated to cover requirements for open futures contracts as of March 31, 2013.

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/08/13	Westpac Banking Corp.	AUD	9,925	$10,282,431	$10,301,205	$18,774
Expiring 06/11/13	Credit Suisse First Boston Corp.	AUD	714	736,272	739,070	2,798
British Pound,
Expiring 05/08/13	Bank of America	GBP	806	1,265,978	1,224,473	(41,505)
Expiring 05/08/13	BNP Paribas	GBP	261	389,738	396,081	6,343
Expiring 05/08/13	Citigroup Global Markets	GBP	718	1,079,775	1,090,743	10,968
Expiring 05/08/13	Goldman Sachs & Co.	GBP	222	334,953	336,753	1,800
Expiring 05/08/13	Royal Bank of Canada	GBP	284	430,618	431,479	861
Expiring 05/08/13	Royal Bank of Scotland Group PLC	GBP	372	575,595	565,213	(10,382)
Expiring 05/08/13	State Street Bank	GBP	392	592,735	595,043	2,308
Expiring 05/08/13	UBS Securities	GBP	275	415,820	418,426	2,606
Expiring 06/27/13	Westpac Banking Corp.	GBP	194	293,132	294,309	1,177
Canadian Dollar,
Expiring 05/09/13	Deutsche Bank	CAD	178	174,907	175,057	150
Expiring 06/11/13	Citigroup Global Markets	CAD	240	233,024	235,369	2,345
Expiring 06/27/13	State Street Bank	CAD	1,111	1,080,009	1,090,972	10,963
Danish Krone,
Expiring 05/08/13	Societe Generale	DKK	5,606	1,020,688	964,347	(56,341)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro,
Expiring 05/08/13	Citigroup Global Markets	EUR	4,095	$5,560,307	$5,250,385	$(309,922)
Expiring 05/08/13	Goldman Sachs & Co.	EUR	227	305,619	291,464	(14,155)
Expiring 05/08/13	State Street Bank	EUR	568	741,797	728,812	(12,985)
Expiring 05/08/13	Westpac Banking Corp.	EUR	303	408,313	389,085	(19,228)
Expiring 06/11/13	Citigroup Global Markets	EUR	395	517,403	506,559	(10,844)
Expiring 06/11/13	Deutsche Bank	EUR	829	1,065,816	1,063,009	(2,807)
Expiring 06/11/13	State Street Bank	EUR	799	1,045,600	1,024,718	(20,882)
Expiring 08/27/13	UBS Securities	EUR	113	147,734	145,347	(2,387)
Hong Kong Dollar,
Expiring 05/08/13	Pacific Crest Capital, Inc.	HKD	3,885	501,010	500,552	(458)
Expiring 05/08/13	UBS Securities	HKD	3,082	397,673	397,135	(538)
Expiring 06/11/13	UBS Securities	HKD	1,220	157,375	157,240	(135)
Expiring 06/27/13	Barclays Capital Group	HKD	2,658	342,641	342,507	(134)
Expiring 06/27/13	Barclays Capital Group	HKD	1,376	177,321	177,356	35
Expiring 06/27/13	Royal Bank of Canada	HKD	2,804	361,500	361,410	(90)
Japanese Yen,
Expiring 05/08/13	Bank of America	JPY	70,799	782,438	752,307	(30,131)
Expiring 05/08/13	BNP Paribas	JPY	54,686	569,396	581,098	11,702
Expiring 05/08/13	BNP Paribas	JPY	37,368	393,315	397,077	3,762
Expiring 05/08/13	Citigroup Global Markets	JPY	40,833	433,990	433,892	(98)
Expiring 05/08/13	State Street Bank	JPY	56,891	609,951	604,528	(5,423)
Expiring 05/08/13	Toronto Dominion	JPY	35,090	379,939	372,867	(7,072)
Expiring 05/08/13	Westpac Banking Corp.	JPY	77,637	812,510	824,968	12,458
Expiring 08/14/13	UBS Securities	JPY	10,850	118,241	115,389	(2,852)
New Zealand Dollar,
Expiring 05/08/13	Goldman Sachs & Co.	NZD	610	501,005	509,415	8,410
Expiring 05/08/13	Royal Bank of Scotland Group PLC	NZD	54	44,607	45,025	418
Norwegian Krone,
Expiring 05/08/13	Citigroup Global Markets	NOK	11,141	2,026,675	1,904,399	(122,276)
Expiring 06/13/13	Deutsche Bank	NOK	4,720	821,401	805,656	(15,745)
Singapore Dollar,
Expiring 05/08/13	Citigroup Global Markets	SGD	3,092	2,498,643	2,493,347	(5,296)
Swedish Krona,
Expiring 06/27/13	BNP Paribas	SEK	4,392	680,094	672,742	(7,352)
Swiss Franc,
Expiring 05/08/13	Goldman Sachs & Co.	CHF	287	308,125	302,354	(5,771)
Expiring 06/11/13	Deutsche Bank	CHF	345	366,011	363,722	(2,289)
Expiring 06/27/13	BNP Paribas	CHF	812	862,318	856,885	(5,433)
Turkish Lira,
Expiring 04/16/13	Deutsche Bank	TRY	14	7,861	7,720	(141)
Expiring 04/16/13	Royal Bank of Canada	TRY	87	48,807	47,970	(837)
Expiring 04/16/13	UBS Securities	TRY	110	61,442	60,652	(790)

				$42,962,553	$42,346,132	$(616,421)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/08/13	Toronto Dominion	AUD	1,094	$1,118,100	$1,135,010	$(16,910)
Expiring 05/09/13	Deutsche Bank	AUD	168	174,838	174,360	478
Expiring 06/11/13	Goldman Sachs & Co.	AUD	6,590	6,694,733	6,822,109	(127,376)
Expiring 06/27/13	State Street Bank	AUD	706	727,290	730,025	(2,735)
British Pound,
Expiring 05/08/13	Barclays Capital Group	GBP	5,097	8,016,004	7,742,832	273,172
Expiring 05/08/13	State Street Bank	GBP	328	515,051	497,850	17,201
Expiring 05/08/13	State Street Bank	GBP	267	420,990	404,949	16,041

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound (cont’d.),
Expiring 05/09/13	Royal Bank of Canada	GBP	469	$710,699	$712,460	$(1,761)
Expiring 06/11/13	Credit Suisse First Boston Corp.	GBP	282	426,582	427,499	(917)
Expiring 06/11/13	UBS Securities	GBP	10,050	15,248,581	15,264,548	(15,967)
Expiring 06/11/13	Westpac Banking Corp.	GBP	137	208,221	208,354	(133)
Canadian Dollar,
Expiring 05/08/13	Societe Generale	CAD	1,612	1,614,386	1,585,559	28,827
Expiring 05/09/13	Royal Bank of Canada	CAD	82	80,242	80,644	(402)
Danish Krone,
Expiring 05/08/13	BNP Paribas	DKK	1,902	332,047	327,207	4,840
Expiring 05/08/13	Westpac Banking Corp.	DKK	1,658	291,342	285,181	6,161
Euro,
Expiring 05/08/13	Bank of America	EUR	789	1,061,984	1,011,290	50,694
Expiring 05/08/13	Barclays Capital Group	EUR	416	535,180	533,371	1,809
Expiring 05/08/13	BNP Paribas	EUR	577	780,073	739,859	40,214
Expiring 05/08/13	Citigroup Global Markets	EUR	576	750,509	739,160	11,349
Expiring 05/08/13	Citigroup Global Markets	EUR	312	418,538	400,177	18,361
Expiring 05/08/13	Societe Generale	EUR	309	402,460	395,885	6,575
Expiring 05/08/13	Toronto Dominion	EUR	449	589,657	575,350	14,307
Expiring 05/08/13	Westpac Banking Corp.	EUR	217	294,303	278,290	16,013
Expiring 05/09/13	Credit Suisse First Boston Corp.	EUR	1,486	1,915,393	1,905,371	10,022
Expiring 06/11/13	Citigroup Global Markets	EUR	2,979	3,812,272	3,821,132	(8,860)
Expiring 06/11/13	Goldman Sachs & Co.	EUR	15,254	19,934,217	19,563,623	370,594
Expiring 06/11/13	Goldman Sachs & Co.	EUR	3,016	3,955,701	3,868,164	87,537
Expiring 06/11/13	Goldman Sachs & Co.	EUR	2,741	3,541,302	3,515,212	26,090
Expiring 06/11/13	Goldman Sachs & Co.	EUR	904	1,158,141	1,159,486	(1,345)
Expiring 06/11/13	Goldman Sachs & Co.	EUR	332	425,531	426,025	(494)
Expiring 06/11/13	Royal Bank of Canada	EUR	282	365,039	361,220	3,819
Expiring 06/11/13	State Street Bank	EUR	972	1,264,186	1,247,124	17,062
Expiring 06/11/13	Westpac Banking Corp.	EUR	515	666,723	660,093	6,630
Expiring 06/27/13	Societe Generale	EUR	1,221	1,581,452	1,565,769	15,683
Expiring 08/27/13	Deutsche Bank	EUR	453	602,814	581,387	21,427
Hong Kong Dollar,
Expiring 05/08/13	Toronto Dominion	HKD	27,384	3,533,077	3,528,412	4,665
Expiring 05/08/13	UBS Securities	HKD	2,230	287,608	287,371	237
Expiring 05/08/13	Westpac Banking Corp.	HKD	2,334	301,021	300,673	348
Japanese Yen,
Expiring 05/08/13	Citigroup Global Markets	JPY	98,644	1,062,459	1,048,192	14,267
Expiring 05/08/13	Goldman Sachs & Co.	JPY	108,837	1,186,925	1,156,507	30,418
Expiring 06/11/13	Citigroup Global Markets	JPY	727,461	7,563,322	7,731,965	(168,643)
Expiring 06/11/13	Deutsche Bank	JPY	52,250	551,213	555,353	(4,140)
Expiring 06/11/13	Toronto Dominion	JPY	355,149	3,705,488	3,774,771	(69,283)
Expiring 06/11/13	UBS Securities	JPY	182,190	1,957,055	1,936,449	20,606
Expiring 06/11/13	Westpac Banking Corp.	JPY	77,032	803,528	818,748	(15,220)
Expiring 06/27/13	Barclays Capital Group	JPY	33,420	355,381	355,253	128
Expiring 06/27/13	BNP Paribas	JPY	67,395	710,664	716,402	(5,738)
Expiring 06/27/13	Westpac Banking Corp.	JPY	33,808	358,313	359,373	(1,060)
Expiring 08/14/13	UBS Securities	JPY	10,850	116,694	115,389	1,305
New Zealand Dollar,
Expiring 05/08/13	Morgan Stanley	NZD	664	555,104	554,440	664
Norwegian Krone,
Expiring 05/10/13	UBS Securities	NOK	2,285	390,152	390,549	(397)
Expiring 06/11/13	Credit Suisse First Boston Corp.	NOK	5,519	963,191	942,042	21,149
Singapore Dollar,
Expiring 04/16/13	Royal Bank of Canada	SGD	71	57,391	57,244	147
Expiring 04/16/13	UBS Securities	SGD	80	65,225	64,500	725
Expiring 06/11/13	Credit Suisse First Boston Corp.	SGD	1,773	1,423,027	1,429,677	(6,650)
Expiring 06/27/13	Toronto Dominion	SGD	110	88,373	89,085	(712)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Swedish Krona,
Expiring 05/08/13	Bank of America	SEK	1,887	$293,546	$289,311	$4,235
Expiring 05/08/13	Citigroup Global Markets	SEK	4,428	698,755	678,958	19,797
Expiring 06/13/13	Deutsche Bank	SEK	5,280	821,589	808,910	12,679
Swiss Franc,
Expiring 05/08/13	Bank of America	CHF	949	1,027,406	1,000,144	27,262
Expiring 05/08/13	Barclays Capital Group	CHF	575	628,932	605,960	22,972
Expiring 05/08/13	BNP Paribas	CHF	720	760,956	759,127	1,829
Expiring 05/08/13	Citigroup Global Markets	CHF	900	955,753	948,577	7,176
Expiring 05/08/13	Societe Generale	CHF	3,037	3,339,175	3,200,490	138,685
Expiring 06/11/13	Credit Suisse First Boston Corp.	CHF	376	397,527	396,245	1,282
Expiring 06/11/13	Goldman Sachs & Co.	CHF	4,285	4,563,803	4,518,736	45,067
Expiring 06/11/13	Goldman Sachs & Co.	CHF	590	619,976	622,002	(2,026)
Expiring 06/11/13	State Street Bank	CHF	102	107,749	107,037	712

				$120,884,959	$119,894,467	$990,492

Cross currency exchange contracts outstanding at March 31, 2013:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
05/08/13	Buy	AUD	698	EUR	271	$15,456	Goldman Sachs & Co.
05/08/13	Buy	AUD	1,070	EUR	409	31,086	State Street Bank
05/08/13	Buy	CAD	739	EUR	275	11,504	Deutsche Bank
05/08/13	Buy	CHF	1,540	JPY	76,684	(3,512)	Barclays Capital Group
05/08/13	Buy	CHF	8,815	EUR	3,575	61,270	Barclays Capital Group
05/08/13	Buy	EUR	549	DKK	2,046	(101)	Westpac Banking Corp.
06/27/13	Buy	JPY	99,764	HKD	8,143	11,027	Credit Suisse First Boston Corp.
05/08/13	Buy	JPY	78,854	EUR	326	1,567	Citigroup Global Markets
05/08/13	Buy	JPY	80,843	GBP	280	4,349	Royal Bank of Canada
05/08/13	Buy	JPY	54,295	EUR	215	13,192	State Street Bank
05/08/13	Buy	JPY	117,335	NOK	3,637	1,792	Westpac Banking Corp.

						$147,630

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
140	07/18/13	0.635%	3 month LIBOR(1)	$(209)	$—	$(209)	Deutsche Bank AG
1,438	09/25/22	2.835%	3 month LIBOR(1)	12,277	—	12,277	Citigroup, Inc.
1,686	10/30/22	2.812%	3 month LIBOR(1)	38,522	—	38,522	Barclays Bank PLC

				$50,590	$—	$50,590

(1)	Portfolio pays the floating rate and receives the fixed rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
CDX.IG.19 3-7% 5Y	12/20/17	1.000%	250	$2,177	$(31,559)	$33,736	Bank of America

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Credit default swap agreements outstanding at March 31, 2013 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1) (cont’d.)
CDX.NA.IG.20	06/20/18	1.000%	7,150	$35,646	$28,303	$7,343	Bank of America
CDX.NA.IG.20	06/20/18	1.000%	2,850	14,209	10,031	4,178	Bank of America
CDX.NA.IG.20	06/20/18	1.000%	1,700	8,381	8,637	(256)	Bank of America
CMBX.NA.AA.3.V1	12/13/49	0.620%	250	(207,032)	(161,438)	(45,594)	Barclays Bank PLC
CMBX.NA.AA.3.V1	12/13/49	0.620%	120	(99,376)	(77,768)	(21,608)	Morgan Stanley
CMBX.NA.AM.4	02/17/51	0.500%	200	(21,511)	(63,119)	41,608	Morgan Stanley
CMBX.V1.NA.AJ	02/17/51	0.960%	300	(90,345)	(91,143)	798	Citigroup, Inc.

				$(357,851)	$(378,056)	$20,205

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):

Boyd Gaming Corp.	06/20/14	5.000%	450	1.120%	$22,263	$(1,461)	$23,724	Deutsche Bank AG
Boyd Gaming Corp.	06/20/14	5.000%	350	1.120%	17,316	(2,499)	19,815	Deutsche Bank AG
Boyd Gaming Corp.	06/20/14	5.000%	220	1.120%	10,884	(1,404)	12,288	Morgan Stanley
Boyd Gaming Corp.	06/20/14	5.000%	100	1.120%	4,947	(1,033)	5,980	BNP Paribas
Boyd Gaming Corp.	06/20/14	5.000%	90	1.120%	4,453	(616)	5,069	Deutsche Bank AG
Caesar’s Entertainment	09/20/13	5.000%	30	5.601%	(37)	(595)	558	Bank of America
Caesar’s Entertainment	09/20/13	5.000%	20	5.601%	(24)	(346)	322	Deutsche Bank AG
Chesapeake Energy Corp.	06/20/13	5.000%	100	0.808%	1,142	(619)	1,761	Citigroup, Inc.
Clear Channel Communications	06/20/13	5.000%	170	4.151%	618	(1,683)	2,301	Barclays Bank PLC
Clear Channel Communications	06/20/13	5.000%	150	4.151%	545	54	491	Royal Bank of Scotland PLC
Clear Channel Communications	06/20/13	5.000%	120	4.151%	436	(1,269)	1,705	Barclays Bank PLC
Clear Channel Communications	06/20/13	5.000%	50	4.151%	182	(43)	225	Morgan Stanley
Clear Channel Communications	09/20/13	5.000%	200	4.152%	1,152	(1,949)	3,101	Deutsche Bank AG
Clear Channel Communications	03/20/14	5.000%	230	5.137%	80	(2,712)	2,792	Citigroup, Inc.
Clear Channel Communications	03/20/14	5.000%	150	5.137%	52	(1,432)	1,484	Citigroup, Inc.
Clear Channel Communications	03/20/14	5.000%	120	5.137%	42	(2,020)	2,062	Barclays Bank PLC
Clear Channel Communications	03/20/14	5.000%	120	5.137%	42	(2,024)	2,066	Citigroup, Inc.
Clear Channel Communications	03/20/14	5.000%	120	5.137%	42	(2,206)	2,248	Morgan Stanley
Clear Channel Communications	03/20/14	5.000%	100	5.137%	35	(1,139)	1,174	Citigroup, Inc.
Clear Channel Communications	06/20/14	5.000%	160	5.729%	(1,133)	(2,575)	1,442	Morgan Stanley
Clear Channel Communications	09/20/14	5.000%	100	7.239%	(3,031)	(2,662)	(369)	Barclays Bank PLC

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Credit default swap agreements outstanding at March 31, 2013 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Implied Credit Spread at March 31, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Clear Channel Communications	09/20/14	5.000%		70	7.239%	$(2,122)	$(1,281)	$(841)	UBS AG
Clear Channel Communications	09/20/14	5.000%		60	7.239%	(1,819)	(1,066)	(753)	Morgan Stanley
Dixon’s Retail PLC	06/20/13	5.000%	EUR	300	0.676%	9,321	(5,231)	14,552	Barclays Bank PLC
Dixon’s Retail PLC	06/20/13	5.000%	EUR	200	0.676%	3,010	(2,885)	5,895	Barclays Bank PLC
Federal Republic of Brazil	03/20/18	1.000%		550	1.330%	(8,510)	(7,109)	(1,401)	Deutsche Bank AG
Federal Republic of Brazil	03/20/18	1.000%		300	1.330%	(4,642)	(4,873)	231	Morgan Stanley
Federal Republic of Brazil	03/20/18	1.000%		300	1.330%	(4,642)	(4,996)	354	Morgan Stanley
Federal Republic of Brazil	06/20/18	1.000%		1,150	1.368%	(20,828)	(20,305)	(523)	BNP Paribas
Federal Republic of Brazil	06/20/18	1.000%		300	1.368%	(5,433)	(4,948)	(485)	BNP Paribas
Federal Republic of Brazil	06/20/18	1.000%		290	1.368%	(5,252)	(6,065)	813	Barclays Bank PLC
H.J. Heinz Co.	03/20/18	1.000%		340	1.521%	(8,384)	(9,445)	1,061	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%		110	1.521%	(2,712)	(2,923)	211	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%		110	1.521%	(2,712)	(4,693)	1,981	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%		110	1.521%	(2,712)	(5,157)	2,445	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%		60	1.521%	(1,480)	(2,639)	1,159	Barclays Bank PLC
H.J. Heinz Co.	03/20/18	1.000%		60	1.521%	(1,480)	(2,949)	1,469	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%		60	1.521%	(1,480)	(1,703)	223	BNP Paribas
H.J. Heinz Co.	03/20/18	1.000%		60	1.521%	(1,480)	(2,080)	600	BNP Paribas
iStar Financial, Inc.	06/20/13	5.000%		50	0.583%	598	(322)	920	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%		230	0.849%	2,607	(464)	3,071	Barclays Bank PLC
K. Hovnanian Enterprises	06/20/13	5.000%		150	0.849%	1,700	(550)	2,250	Barclays Bank PLC
K. Hovnanian Enterprises	06/20/13	5.000%		150	0.849%	1,700	(2,301)	4,001	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%		100	0.849%	1,133	(1,903)	3,036	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%		100	0.849%	1,133	(399)	1,532	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%		50	0.849%	567	(897)	1,464	Barclays Bank PLC
K. Hovnanian Enterprises	06/20/13	5.000%		50	0.849%	567	(741)	1,308	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%		50	0.849%	567	(822)	1,389	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%		50	0.849%	567	(796)	1,363	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%		50	0.849%	567	(952)	1,519	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%		50	0.849%	567	(683)	1,250	Deutsche Bank AG

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Credit default swap agreements outstanding at March 31, 2013 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Implied Credit Spread at March 31, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
K. Hovnanian Enterprises	06/20/13	5.000%		50	0.849%	$567	$(955)	$1,522	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%		50	0.849%	567	(920)	1,487	UBS AG
K. Hovnanian Enterprises	06/20/13	5.000%		50	0.849%	567	(1,227)	1,794	UBS AG
K. Hovnanian Enterprises	06/20/13	5.000%		50	0.849%	567	(981)	1,548	UBS AG
Lennar Corp.	06/20/13	5.000%		170	0.352%	2,124	1,122	1,002	UBS AG
McClatchy Corp.	12/20/13	5.000%		200	0.616%	6,801	(2,517)	9,318	Morgan Stanley
McClatchy Corp.	12/20/13	5.000%		120	0.616%	4,081	(1,592)	5,673	Deutsche Bank AG
McClatchy Corp.	12/20/13	5.000%		60	0.616%	2,040	(892)	2,932	Deutsche Bank AG
McClatchy Corp.	06/20/14	5.000%		350	1.982%	13,572	(1,411)	14,983	UBS AG
McClatchy Corp.	06/20/14	5.000%		300	1.982%	11,633	(888)	12,521	UBS AG
McClatchy Corp.	06/20/14	5.000%		150	1.982%	5,816	(1,748)	7,564	UBS AG
McClatchy Corp.	06/20/14	5.000%		95	1.982%	3,684	(201)	3,885	Morgan Stanley
McClatchy Corp.	06/20/14	5.000%		50	1.982%	1,939	(893)	2,832	Citigroup, Inc.
McClatchy Corp.	06/20/14	5.000%		50	1.982%	1,939	(1,171)	3,110	Morgan Stanley
McClatchy Corp.	06/20/14	5.000%		50	1.982%	1,939	(837)	2,776	Morgan Stanley
McClatchy Corp.	03/20/15	5.000%		190	3.485%	5,887	(3,860)	9,747	Citigroup, Inc.
McClatchy Corp.	03/20/15	5.000%		120	3.485%	3,718	(2,851)	6,569	Deutsche Bank AG
New Albertsons, Inc.	06/20/13	5.000%		100	1.029%	1,091	(2,386)	3,477	Morgan Stanley
New Albertsons, Inc.	06/20/13	5.000%		50	1.029%	608	(1,130)	1,738	Morgan Stanley
New Albertsons, Inc.	06/20/13	5.000%		50	1.029%	545	(1,147)	1,692	Morgan Stanley
New Albertsons, Inc.	09/20/13	5.000%		90	1.030%	1,888	(2,098)	3,986	Credit Suisse First Boston
New Albertsons, Inc.	12/20/13	5.000%		110	1.030%	3,392	(9,397)	12,789	UBS AG
R.R. Donnelley & Sons	03/20/18	5.000%		270	5.375%	(3,965)	(29,483)	25,518	Barclays Bank PLC
Realogy Corp.	06/20/14	5.000%		200	0.742%	10,847	(3,667)	14,514	Deutsche Bank AG
Realogy Corp.	09/20/14	5.000%		100	1.076%	5,988	(2,422)	8,410	Deutsche Bank AG
SuperValu, Inc.	12/20/13	5.000%		120	0.800%	3,911	(6,646)	10,557	Barclays Bank PLC
SuperValu, Inc.	12/20/13	5.000%		60	0.800%	1,955	(3,513)	5,468	UBS AG
SuperValu, Inc.	12/20/13	5.000%		50	0.800%	1,630	(2,305)	3,935	Barclays Bank PLC
SuperValu, Inc.	03/20/16	5.000%		170	4.496%	2,680	(7,790)	10,470	UBS AG
SuperValu, Inc.	03/20/16	5.000%		100	4.496%	1,577	(5,636)	7,213	Credit Suisse First Boston
SuperValu, Inc.	03/20/16	5.000%		30	4.496%	473	(1,694)	2,167	BNP Paribas
SuperValu, Inc.	03/20/16	5.000%		30	4.496%	473	(2,050)	2,523	Credit Suisse First Boston
Telecom Italia SpA	06/20/18	1.000%	EUR	250	3.696%	(39,059)	(39,625)	566	Barclays Bank PLC
Telecom Italia SpA	06/20/18	1.000%	EUR	250	3.696%	(39,558)	(37,476)	(2,082)	Barclays Bank PLC

						$30,839	$(311,698)	$342,537

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Credit default swap agreements outstanding at March 31, 2013 (continued):

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)		Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
Alcoa, Inc.	06/20/18		450	1.000%	$42,272	$40,466	$1,806	Morgan Stanley
Bundesrepub. Deutschland	06/20/17		3,500	0.250%	5,944	64,881	(58,937)	UBS AG
CDX.EM.19.V1	06/20/18		1,720	5.000%	(193,774)	(208,977)	15,203	Barclays Bank PLC
CDX.EM.19.V1	06/20/18		1,150	5.000%	(129,558)	(136,930)	7,372	Barclays Bank PLC
CDX.EM.19.V1	06/20/18		570	5.000%	(64,216)	(69,254)	5,038	Barclays Bank PLC
CDX.EM.19.V1	06/20/18		530	5.000%	(59,709)	(63,107)	3,398	Citigroup, Inc.
CDX.HY.15 25-35% 5Y	12/20/15		300	5.000%	(23,357)	(1,677)	(21,680)	Bank of America
CDX.HY.15 25-35% 5Y	12/20/15		200	5.000%	(15,572)	(1,273)	(14,299)	Bank of America
CDX.HY.19.V1	12/20/17		300	5.000%	(12,789)	(6,055)	(6,734)	BNP Paribas
CDX.HY.19.V1	12/20/17		270	5.000%	(11,510)	1,651	(13,161)	BNP Paribas
CDX.HY.20.V1	06/20/18		1,430	5.000%	(46,478)	(42,155)	(4,323)	Bank of America
CDX.HY.20.V1	06/20/18		630	5.000%	(20,476)	(18,572)	(1,904)	Bank of America
CDX.HY.20.V1	06/20/18		570	5.000%	(18,526)	(15,913)	(2,613)	Bank of America
CDX.NA.IG.20	06/20/18		5,550	1.000%	(27,361)	(28,199)	838	Bank of America
CDX.NA.IG.9.V4	12/20/17		300	0.800%	3,075	7,833	(4,758)	UBS AG
CMBX.2.V1.NA.AJ	03/15/49		290	1.090%	42,884	33,953	8,931	Morgan Stanley
CMBX.NA.AA.3.V1	12/13/49		250	0.270%	167,049	131,342	35,707	Barclays Bank PLC
CMBX.NA.AA.3.V1	12/13/49		120	0.270%	80,184	64,433	15,751	Morgan Stanley
CMBX.NA.AM.1	10/12/52		200	0.500%	5,104	31,300	(26,196)	Morgan Stanley
CMBX.NA.BBB.4.V1	02/17/51		350	5.000%	302,140	260,834	41,306	Citigroup, Inc.
Federal Republic of Brazil	03/20/18		650	1.000%	10,057	2,899	7,158	Barclays Bank PLC
H.J. Heinz Co.	03/20/15		340	1.000%	(4,443)	(3,005)	(1,438)	BNP Paribas
H.J. Heinz Co.	03/20/15		60	1.000%	(784)	(586)	(198)	Barclays Bank PLC
H.J. Heinz Co.	03/20/15		60	1.000%	(784)	(634)	(150)	BNP Paribas
H.J. Heinz Co.	03/20/15		60	1.000%	(784)	(526)	(258)	BNP Paribas
H.J. Heinz Co.	03/20/16		110	1.000%	(1,217)	(1,121)	(96)	BNP Paribas
H.J. Heinz Co.	03/20/16		110	1.000%	(1,217)	(694)	(523)	BNP Paribas
H.J. Heinz Co.	03/20/16		110	1.000%	(1,438)	(275)	(1,163)	BNP Paribas
H.J. Heinz Co.	03/20/16		60	1.000%	(664)	(293)	(371)	BNP Paribas
ITRX.X19.V1	06/20/18	EUR	870	1.000%	49,886	38,265	11,621	BNP Paribas
ITRX.X19.V1	06/20/18	EUR	620	5.000%	(5,990)	(6,917)	927	BNP Paribas
ITRX.X19.V1	06/20/18	EUR	275	1.000%	15,651	13,679	1,972	Bank of America
IX9 3-6% 10Y	06/20/18	EUR	300	5.000%	(5,233)	51,172	(56,405)	Morgan Stanley
IX9 3-6% 10Y	06/20/18	EUR	230	5.000%	(4,094)	51,406	(55,500)	Morgan Stanley
Ltd. Brands, Inc.	06/20/18		290	1.000%	16,020	16,764	(744)	Citigroup, Inc.
MCDX.NA.19.V1	12/20/17		2,200	1.000%	14,300	59,048	(44,748)	Citigroup, Inc.
Nordstrom, Inc.	06/20/18		230	1.000%	(2,480)	(1,937)	(543)	Barclays Bank PLC
People’s Republic of China	06/20/18		2,860	1.000%	(39,888)	(42,260)	2,372	Citigroup, Inc.
Pulte Group, Inc.	09/20/17		200	5.000%	(28,078)	(12,907)	(15,171)	Citigroup, Inc.
Pulte Group, Inc.	09/20/17		50	5.000%	(7,020)	(4,231)	(2,789)	Bank of America
Pulte Group, Inc.	09/20/17		50	5.000%	(7,020)	(3,281)	(3,739)	BNP Paribas
Pulte Group, Inc.	09/20/17		50	5.000%	(7,020)	(3,554)	(3,466)	BNP Paribas
Pulte Group, Inc.	09/20/17		50	5.000%	(7,020)	(3,935)	(3,085)	Citigroup, Inc.
Standard Chartered PLC	06/20/18	EUR	340	1.000%	23,608	4,145	19,463	Bank of America
Telecom Italia SpA	06/20/16	EUR	250	1.000%	16,048	16,438	(390)	Barclays Bank PLC
Telecom Italia SpA	06/20/16	EUR	250	1.000%	15,861	14,549	1,312	Barclays Bank PLC
U.S. Treasury	09/20/16	EUR	450	0.250%	498	7,151	(6,653)	UBS AG
U.S. Treasury	09/20/16	EUR	200	0.250%	(680)	2,900	(3,580)	Deutsche Bank AG
United Kingdom Treasury	09/20/16		200	1.000%	(4,865)	(1,285)	(3,580)	Citigroup, Inc.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Credit default swap agreements outstanding at March 31, 2013 (continued):

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2) (cont’d.)
United Kingdom Treasury	09/20/16	200	1.000%	$(4,865)	$(1,385)	$(3,480)	UBS AG
United Mexican States	03/20/18	550	1.000%	(1,936)	586	(2,522)	Deutsche Bank AG
United Mexican States	03/20/18	300	1.000%	(1,056)	608	(1,664)	Morgan Stanley
United Mexican States	03/20/18	300	1.000%	(1,056)	448	(1,504)	Morgan Stanley
United Mexican States	06/20/18	1,700	1.000%	(2,705)	(4,948)	2,243	Barclays Bank PLC
United Mexican States	06/20/18	1,150	1.000%	(1,830)	(3,928)	2,098	Barclays Bank PLC
United Mexican States	06/20/18	1,150	1.000%	(1,830)	(3,987)	2,157	BNP Paribas
United Mexican States	06/20/18	300	1.000%	(477)	(1,024)	547	BNP Paribas
United Mexican States	06/20/18	290	1.000%	(461)	(698)	237	Barclays Bank PLC

				$40,320	$221,228	$(180,908)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,185,535,354	$171,528,224	$312,642
Preferred Stocks	22,584,757	—	—
Unaffiliated Mutual Fund	674,680	—	—
Warrants	303,939	—	—
Asset-Backed Securities	—	33,193,864	162,730
Bank Loans	—	14,290,059	44,653
Commercial Mortgage-Backed Securities	—	43,096,629	831,878
Convertible Bonds	—	13,044,192	254,085
Corporate Bonds	—	505,125,949	3,793,400
Foreign Government Bonds	—	25,518,488	—
Municipal Bonds	—	1,461,359	—
Residential Mortgage-Backed Securities	—	219,006,379	1,808,528
U.S. Government Agency Obligations	—	122,655,492	—
U.S. Treasury Obligations	—	231,376,976	—
Affiliated Money Market Mutual Fund	582,439,692	—	—
Options Purchased	859	527	—
Short Sales – Common Stocks	(148,753,226)	—	—
Short Sales – U.S. Government Agency Obligations	—	(14,804,279)	—
Other Financial Instruments*
Futures	(444,741)	—	—
Forward Foreign Currency Exchange Contracts	—	521,701	—
Interest Rate Swaps	—	50,590	—
Credit Default Swaps	—	182,604	(770)

Total	$1,642,341,314	$1,366,248,754	$7,207,146

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at 12/31/12 was $1,578,677,728. Of that amount $393,422,832, were classified as Level 2 investments as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $211,136,328 was transferred from Level 2 into Level 1 at 03/31/13 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2013 categorizedby risk exposure:
Derivative Fair Value at 03/31/13
Credit contracts	$ 181,834
Equity contracts	198,987
Foreign exchange contracts	521,701
Interest rate contracts	(287,813)

Total	$ 614,709

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Aerospace & Defense — 5.6%
Boeing Co. (The)	270,417	$23,215,299
Precision Castparts Corp.	134,689	25,539,728
Rolls-Royce Holdings PLC (United Kingdom)	421,253	7,232,855
United Technologies Corp.	232,004	21,676,134

		77,664,016

Beverages — 1.2%
Diageo PLC (United Kingdom)	540,305	17,035,128

Biotechnology — 8.0%
Alexion Pharmaceuticals, Inc.*	226,359	20,856,718
Biogen Idec, Inc.*	158,915	30,656,293
Celgene Corp.*	124,894	14,476,464
Gilead Sciences, Inc.*(a)	538,151	26,331,728
Vertex Pharmaceuticals, Inc.*	358,355	19,702,358

		112,023,561

Capital Markets — 2.7%
Goldman Sachs Group, Inc. (The)	127,296	18,731,606
Morgan Stanley	851,161	18,708,519

		37,440,125

Chemicals — 2.4%
Monsanto Co.	316,302	33,410,980

Communications Equipment — 0.5%
QUALCOMM, Inc.	102,795	6,882,125

Computers & Peripherals — 4.6%
Apple, Inc.	109,748	48,577,757
EMC Corp.*	653,699	15,616,869

		64,194,626

Electrical Equipment — 0.6%
Roper Industries, Inc.	63,121	8,035,935

Energy Equipment & Services — 1.9%
FMC Technologies, Inc.*	163,864	8,912,563
Schlumberger Ltd.	234,520	17,563,203

		26,475,766

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	262,866	27,892,711
Whole Foods Market, Inc.	225,044	19,522,567

		47,415,278

Food Products — 1.1%
Mondelez International, Inc. (Class A Stock)	492,451	15,073,925

Healthcare Equipment & Supplies — 2.1%
Abbott Laboratories	408,199	14,417,589
Cie Generale d’Optique Essilor International SA (France)	60,634	6,742,552
Intuitive Surgical, Inc.*	16,929	8,315,356

		29,475,497

Healthcare Providers & Services — 2.1%
Express Scripts Holding Co.*	301,541	17,383,839
UnitedHealth Group, Inc.	220,393	12,608,684

		29,992,523

Hotels, Restaurants & Leisure — 4.4%
Chipotle Mexican Grill, Inc.*	45,648	14,875,314

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Dunkin’ Brands Group, Inc.	408,551	$15,067,361
Starbucks Corp.	246,825	14,059,151
Yum! Brands, Inc.	237,652	17,096,685

		61,098,511

Internet & Catalog Retail — 4.8%
Amazon.com, Inc.*	148,073	39,459,974
priceline.com, Inc.*	39,921	27,462,854

		66,922,828

Internet Software & Services — 8.8%
eBay, Inc.*	327,897	17,778,575
Facebook, Inc. (Class A Stock)*	495,928	12,685,838
Google, Inc. (Class A Stock)*	69,706	55,348,655
LinkedIn Corp. (Class A Stock)*	157,582	27,743,887
Rackspace Hosting, Inc.*(a)	178,199	8,995,486
Youku Tudou, Inc. (China), ADR*(a)	25,913	434,561

		122,987,002

IT Services — 7.6%
International Business Machines Corp.	104,897	22,374,530
MasterCard, Inc. (Class A Stock)	89,432	48,394,338
Teradata Corp.*	110,145	6,444,584
Visa, Inc. (Class A Stock)	166,511	28,280,228

		105,493,680

Life Sciences Tools & Services — 0.8%
Illumina, Inc.*(a)	210,847	11,385,737

Media — 2.1%
Discovery Communications, Inc. (Class A Stock)*	88,235	6,947,624
Walt Disney Co. (The)	393,007	22,322,798

		29,270,422

Oil, Gas & Consumable Fuels — 2.2%
Concho Resources, Inc.*	176,130	17,160,346
EOG Resources, Inc.	107,752	13,799,799

		30,960,145

Personal Products — 1.6%
Estee Lauder Cos., Inc. (The) (Class A Stock)	349,709	22,391,867

Pharmaceuticals — 6.8%
Allergan, Inc.	247,200	27,594,935
Bristol-Myers Squibb Co.	294,243	12,119,869
Novo Nordisk A/S (Denmark), ADR	149,112	24,081,587
Perrigo Co.	95,186	11,301,434
Shire PLC (Ireland), ADR	208,574	19,055,321

		94,153,146

Real Estate Investment Trusts — 0.8%
American Tower Corp.	143,830	11,063,404

Road & Rail — 3.4%
Canadian Pacific Railway Ltd.	93,973	12,260,657
Kansas City Southern	117,234	13,001,251
Union Pacific Corp.	150,937	21,494,938

		46,756,846

Semiconductors & Semiconductor Equipment — 2.7%
ARM Holdings PLC (United Kingdom), ADR(a)	329,456	13,959,051

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Avago Technologies Ltd.	295,416	$10,611,343
Broadcom Corp. (Class A Stock)	373,217	12,939,433

		37,509,827

Software — 6.7%
Intuit, Inc.	276,107	18,126,425
Red Hat, Inc.*	335,737	16,974,863
Salesforce.com, Inc.*(a)	125,196	22,388,801
Splunk, Inc.*	220,882	8,841,906
VMware, Inc. (Class A Stock)*	222,664	17,563,736
Workday, Inc. (Class A Stock)*(a)	142,490	8,781,659

		92,677,390

Specialty Retail — 3.9%
Inditex SA (Spain)	197,449	26,170,623
TJX Cos., Inc.	606,562	28,356,774

		54,527,397

Textiles, Apparel & Luxury Goods — 4.4%
Lululemon Athletica, Inc.*(a)	173,165	10,796,838
NIKE, Inc. (Class B Stock)	497,605	29,363,671
Ralph Lauren Corp.	121,190	20,518,679

		60,679,188

Wireless Telecommunication Services — 0.6%
Crown Castle International Corp.*	119,218	8,302,342

TOTAL LONG-TERM INVESTMENTS (cost $964,295,283)		1,361,299,217

SHORT-TERM INVESTMENT — 7.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $110,434,501; includes $74,222,308 of cash collateral received for securities on loan)(b)(w)	110,434,501	110,434,501

Value
TOTAL INVESTMENTS — 105.7% (cost $1,074,729,784)	$1,471,733,718
Liabilities in excess of other assets — (5.7)%	(79,968,778)

NET ASSETS — 100.0%	$1,391,764,940

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,398,634; cash collateral of $74,222,308 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,361,299,217	$—	$—
Affiliated Money Market Mutual Fund	110,434,501	—	—

Total	$1,471,733,718	$—	$—

Fair value of Level 2 investments at December 31, 2012 was $45,751,941, which was a result of valuing investments using third party vendor modeling tools. An amount of $31,663,132 was transferred from Level 2 into Level 1 at March 31, 2013 as a result of using quoted prices in active market for such foreign securities.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST JENNISON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.1%
COMMON STOCKS
Aerospace & Defense — 2.4%
Boeing Co. (The)	331,409	$28,451,463
United Technologies Corp.	81,662	7,629,681

		36,081,144

Air Freight & Logistics — 0.9%
FedEx Corp.	136,906	13,444,169

Airlines — 3.3%
Delta Air Lines, Inc.*	1,093,935	18,060,867
United Continental Holdings, Inc.*(a)	989,383	31,670,150

		49,731,017

Auto Components — 1.6%
Lear Corp.	430,127	23,601,068

Capital Markets — 4.7%
Goldman Sachs Group, Inc. (The)	235,088	34,593,199
Morgan Stanley	1,597,318	35,109,050

		69,702,249

Chemicals — 1.0%
Mosaic Co. (The)	251,819	15,010,931

Commercial Banks — 4.3%
PNC Financial Services Group, Inc.	334,433	22,239,794
Wells Fargo & Co.	1,118,949	41,389,924

		63,629,718

Communications Equipment — 1.1%
JDS Uniphase Corp.*	1,205,499	16,117,522

Computers & Peripherals — 1.1%
Apple, Inc.	38,357	16,977,959

Consumer Finance — 2.9%
American Express Co.	291,442	19,660,677
SLM Corp.	1,109,774	22,728,172

		42,388,849

Diversified Financial Services — 4.1%
Citigroup, Inc.	585,208	25,889,602
JPMorgan Chase & Co.	724,248	34,372,810

		60,262,412

Diversified Telecommunication Services — 1.4%
Vivendi SA (France)	992,123	20,494,363

Electric Utilities — 1.0%
EDP - Energias de Portugal SA (Portugal), ADR	464,305	14,393,455

Electronic Equipment & Instruments — 2.5%
Flextronics International Ltd.*	5,504,353	37,209,426

Energy Equipment & Services — 1.3%
Halliburton Co.	484,222	19,567,411

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	401,138	22,058,579
Wal-Mart Stores, Inc.	163,037	12,200,059

		34,258,638

Food Products — 5.9%
Bunge Ltd.	365,273	26,968,106
Kraft Foods Group, Inc.	117,154	6,036,946
Mondelez International, Inc. (Class A Stock)	750,528	22,973,662

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Smithfield Foods, Inc.*	439,180	$11,629,486
Tyson Foods, Inc. (Class A Stock)(a)	799,395	19,840,984

		87,449,184

Healthcare Providers & Services — 6.2%
CIGNA Corp.	413,180	25,770,037
Express Scripts Holding Co.*	356,752	20,566,753
HCA Holdings, Inc.	598,776	24,328,269
UnitedHealth Group, Inc.	378,495	21,653,699

		92,318,758

Hotels, Restaurants & Leisure — 3.9%
Carnival Corp.	566,902	19,444,739
Hyatt Hotels Corp. (Class A Stock)*	381,376	16,486,884
International Game Technology	1,328,304	21,917,015

		57,848,638

Independent Power Producers & Energy Traders — 1.9%
Calpine Corp.*(a)	1,388,912	28,611,587

Insurance — 3.9%
Arch Capital Group Ltd.*(a)	145,856	7,667,650
Axis Capital Holdings Ltd.	181,592	7,557,859
MetLife, Inc.	691,963	26,308,433
Travelers Cos., Inc. (The)	194,026	16,335,049

		57,868,991

Internet Software & Services — 1.6%
Google, Inc. (Class A Stock)*	29,307	23,270,637

Machinery — 0.8%
SPX Corp.	151,798	11,985,970

Media — 6.6%
Comcast Corp. (Class A Stock)	867,871	36,459,261
Liberty Global, Inc., Series C*(a)	723,400	49,646,942
Viacom, Inc. (Class B Stock)	190,584	11,734,257

		97,840,460

Metals & Mining — 2.6%
Goldcorp, Inc.	608,429	20,461,467
Newmont Mining Corp.	434,701	18,209,625

		38,671,092

Multiline Retail — 0.5%
JC Penney Co., Inc.(a)	450,786	6,811,376

Oil, Gas & Consumable Fuels — 10.3%
Anadarko Petroleum Corp.	306,900	26,838,405
EOG Resources, Inc.	188,982	24,202,925
Marathon Oil Corp.	663,831	22,384,381
Newfield Exploration Co.*	305,573	6,850,947
Noble Energy, Inc.	297,410	34,398,441
Occidental Petroleum Corp.	267,434	20,958,803
Suncor Energy, Inc.	573,627	17,214,546

		152,848,448

Pharmaceuticals — 7.9%
Actavis, Inc.*	115,849	10,670,851
Mylan, Inc.*	1,385,613	40,099,640
Pfizer, Inc.	943,247	27,222,108
Sanofi (France), ADR	395,590	20,206,737
Teva Pharmaceutical Industries Ltd. (Israel), ADR	475,442	18,865,539

		117,064,875

AST JENNISON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail — 1.4%
Union Pacific Corp.	148,531	$21,152,300

Semiconductors & Semiconductor Equipment — 1.1%
Maxim Integrated Products, Inc.	501,353	16,369,175

Software — 3.6%
CA, Inc.	1,042,817	26,247,704
Microsoft Corp.	935,122	26,753,840

		53,001,544

Wireless Telecommunication Services — 1.0%
MetroPCS Communications, Inc.*(a)	871,449	9,498,794
NII Holdings, Inc.*	1,097,495	4,752,153

		14,250,947

TOTAL LONG-TERM INVESTMENTS (cost $1,124,823,074)		1,410,234,313

SHORT-TERM INVESTMENT — 10.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $157,832,064; includes $83,942,527 of cash collateral received for securities on loan)(b)(w)	157,832,064	157,832,064

TOTAL INVESTMENTS — 105.8% (cost $1,282,655,138)		1,568,066,377
Liabilities in excess of other assets — (5.8)%		(85,340,821)

NET ASSETS — 100.0%		$1,482,725,556

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $83,370,138; cash collateral of $83,942,527 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,410,234,313	$ —	$ —
Affiliated Money Market Mutual Fund	157,832,064	—	—

Total	$1,568,066,377	$ —	$ —

Fair value of Level 2 investments at December 31, 2012 was $24,080,119, which was a result of valuing investments using third party vendor modeling tools. An amount of $24,080,119 was transferred from Level 2 into Level 1 at March 31, 2013 as a result of using quoted prices in active market for such foreign securities.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS
Aerospace & Defense — 4.3%
Boeing Co. (The)	315,200	$27,059,920
Embraer SA (Brazil), ADR	280,200	9,994,734
Lockheed Martin Corp.	362,600	34,998,152
Northrop Grumman Corp.	204,100	14,317,615

		86,370,421

Auto Components — 4.4%
Johnson Controls, Inc.	1,188,500	41,680,695
Lear Corp.	337,300	18,507,651
Magna International, Inc. (Canada)	485,600	28,504,720

		88,693,066

Beverages — 1.3%
PepsiCo, Inc.	324,000	25,631,640

Commercial Banks — 3.7%
PNC Financial Services Group, Inc.	222,300	14,782,950
Regions Financial Corp.	1,773,200	14,522,508
Wells Fargo & Co.	1,204,983	44,572,321

		73,877,779

Computers & Peripherals — 4.1%
Hewlett-Packard Co.	3,400,400	81,065,536

Consumer Finance — 2.8%
Capital One Financial Corp.	1,001,900	55,054,405

Diversified Consumer Services — 0.5%
H&R Block, Inc.	358,600	10,550,012

Diversified Financial Services — 10.2%
Bank of America Corp.	5,171,854	62,993,182
Citigroup, Inc.	1,480,860	65,513,246
JPMorgan Chase & Co.	1,579,400	74,958,324

		203,464,752

Electric Utilities — 4.4%
Edison International	400,100	20,133,032
Exelon Corp.	1,599,600	55,154,208
PPL Corp.	432,400	13,538,444

		88,825,684

Electronic Equipment & Instruments — 4.2%
Corning, Inc.	4,300,200	57,321,666
TE Connectivity Ltd. (Switzerland)	637,925	26,748,195

		84,069,861

Food & Staples Retailing — 2.1%
CVS Caremark Corp.	357,400	19,653,426
Wal-Mart Stores, Inc.	287,400	21,506,142

		41,159,568

Food Products — 0.8%
Kraft Foods Group, Inc.	99,300	5,116,929
Mondelez International, Inc. (Class A Stock)	349,000	10,682,890

		15,799,819

Healthcare Equipment & Supplies — 0.9%
Zimmer Holdings, Inc.	247,300	18,601,906

Healthcare Providers & Services — 4.5%
Aetna, Inc.(a)	386,300	19,747,656
UnitedHealth Group, Inc.	698,500	39,961,185
WellPoint, Inc.	456,300	30,220,749

		89,929,590

	Shares	Value
COMMON STOCKS (Continued)
Independent Power Producers — 1.7%
NRG Energy, Inc.	1,304,300	$34,550,907

Insurance — 10.4%
Allstate Corp. (The)	906,000	44,457,420
American International Group, Inc.*	2,267,100	88,008,822
Assurant, Inc.(a)	223,000	10,037,230
MetLife, Inc.	251,014	9,543,552
Unum Group	1,940,250	54,812,063

		206,859,087

Machinery — 2.8%
Cummins, Inc.	237,500	27,504,875
PACCAR, Inc.	582,500	29,451,200

		56,956,075

Media — 2.0%
Comcast Corp. (Special Class A Stock)	478,300	18,950,246
Interpublic Group of Cos., Inc. (The)	1,648,900	21,485,167

		40,435,413

Multi-Line Retail — 2.0%
J.C. Penney Co., Inc.(a)	1,248,900	18,870,879
Target Corp.(a)	296,400	20,288,580

		39,159,459

Multi-Utilities — 2.5%
Public Service Enterprise Group, Inc.	1,438,000	49,380,920

Oil, Gas & Consumable Fuels — 9.6%
Marathon Oil Corp.	711,500	23,991,780
Murphy Oil Corp.	500,900	31,922,357
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR(a)	1,098,600	73,408,452
Total SA (France), ADR	1,283,100	61,563,138

		190,885,727

Pharmaceuticals — 6.8%
AstraZeneca PLC (United Kingdom), ADR(a)	319,100	15,948,618
Eli Lilly & Co.	104,200	5,917,518
Johnson & Johnson(a)	667,700	54,437,581
Merck & Co., Inc.	218,300	9,655,409
Novartis AG (Switzerland), ADR(a)	297,300	21,179,652
Sanofi (France), ADR	568,100	29,018,548

		136,157,326

Professional Services — 1.0%
Manpower, Inc.	351,900	19,959,768

Semiconductors & Semiconductor Equipment — 0.7%
Texas Instruments, Inc.	415,900	14,756,132

Software — 4.5%
CA, Inc.	791,019	19,909,948
Microsoft Corp.	2,451,850	70,147,429

		90,057,377

Specialty Retail — 0.8%
Lowe’s Cos., Inc.	402,200	15,251,424

Wireless Telecommunication Services — 3.0%
Vodafone Group PLC (United Kingdom), ADR	2,112,400	60,013,284

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

		Value
TOTAL LONG-TERM INVESTMENTS (cost $1,663,606,239)		$1,917,516,938

	Shares
SHORT-TERM INVESTMENT — 10.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $204,427,102; includes $127,947,792 of cash collateral for securities on loan)(b)(w)	204,427,102	204,427,102

TOTAL INVESTMENTS — 106.2% (cost $1,868,033,341)		2,121,944,040
Liabilities in excess of other assets — (6.2)%		(124,198,037)

NET ASSETS — 100.0%		$1,997,746,003

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $126,012,684; cash collateral of $127,947,792 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$ 1,917,516,938	$ —	$ —
Affiliated Money Market Mutual Fund	204,427,102	—	—

Total	$2,121,944,040	$ —	$ —

AST LONG DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.8%
CORPORATE BONDS — 85.7%

Auto Manufacturers — 1.3%
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	4.750%	01/15/43	250	$232,676

Banks — 9.6%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.300%	01/11/23	425	419,075
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.875%	02/07/42	300	356,409
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	5.875%	01/30/42	150	179,271
Goldman Sachs Group Inc. (The), Sr. Unsec’d. Notes	A3	3.625%	01/22/23	225	226,582
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	5.400%	01/06/42	250	286,963
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	3.750%	02/25/23	225	227,427

					1,695,727

Beverages — 5.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	5.000%	04/15/20	225	266,825
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	2.750%	03/01/23	750	750,700

					1,017,525

Capital Goods/Diversified Manufacturing — 1.5%
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42	250	266,467

Chemicals — 9.7%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	4.250%	11/15/20	225	247,087
E.I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	2.800%	02/15/23	900	914,774
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	4.350%	12/08/21	500	551,674

					1,713,535

Consumer Products — 2.7%
Procter & Gamble Co. (The), Sr. Unsec’d. Notes	Aa3	6.450%	01/15/26	350	480,597

Diversified Financial Services — 3.8%
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.650%	10/17/21	600	671,731

Electric Utilities — 6.7%
Carolina Power & Light Co., First Mortgage	A1	4.100%	03/15/43	200	199,652
DTE Electric Co., General Ref. Motgage	A1	4.000%	04/01/43	525	526,823
Public Service Co. of Colorado, First Mortgage	A2	3.950%	03/15/43	175	175,614
Westar Energy, Inc., First Mortgage	A3	4.100%	04/01/43	275	279,586

					1,181,675

Energy/Independent — 2.9%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.950%	06/15/19	400	503,590

Entertainment — 3.1%
Time Warner, Inc., Gtd. Notes	Baa2	7.700%	05/01/32	175	238,481
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	06/15/43	300	299,778

					538,259

Healthcare Products — 2.3%
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	4.750%	04/15/43	400	407,676

Media — 2.5%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.450%	01/15/43	450	444,119

AST LONG DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media – Non Cable — 4.8%
CBS Corp., Gtd. Notes	Baa2	5.900%	10/15/40	400	$443,247
Discovery Communications LLC, Gtd. Notes	Baa2	4.875%	04/01/43	400	409,229

					852,476

Metals & Mining — 4.2%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 144A	Baa3	5.450%	03/15/43	100	98,830
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.500%	11/02/20	600	632,317

					731,147

Paper & Forest Products — 1.9%
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.300%	11/15/39	250	329,597

Pharmaceuticals — 4.3%
AbbVie, Inc., Sr. Unsec’d. Notes, 144A	Baa1	2.900%	11/06/22	250	250,225
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	225	250,299
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.700%	02/01/43	250	255,205

					755,729

Pipelines — 3.2%
Enterprise Products Operating LLC, Gtd. Notes	Baa1	4.850%	03/15/44	300	306,262
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	5.000%	08/15/42	250	253,438

					559,700

Retail — 3.2%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	450	555,962

Telecommunications — 5.7%
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.350%	09/01/40	250	267,644
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.750%	11/01/41	750	743,022

					1,010,666

Tobacco — 3.8%
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	250	420,762
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.125%	03/04/43	250	241,442

					662,204

Transportation — 2.7%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.450%	03/15/43	200	202,298
Union Pacific Corp., Sr. Unsec’d. Notes	Baa1	4.250%	04/15/43	275	275,905

					478,203

TOTAL CORPORATE BONDS (cost $15,111,275)					15,089,261

FOREIGN GOVERNMENT BOND — 2.9%
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN (cost $515,000)	Baa1	4.750%	03/08/44	500	518,750

AST LONG DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 9.2%
U.S. Treasury Bonds	2.750%	11/15/42	460	$427,297
U.S. Treasury Notes	2.000%	02/15/23(k)	1,190	1,205,061

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,632,334)				1,632,358

TOTAL LONG-TERM INVESTMENTS (cost $17,258,609)				17,240,369

			Shares
SHORT-TERM INVESTMENT — 19.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $3,394,614)(w)			3,394,614	3,394,614

TOTAL INVESTMENTS — 117.1% (cost $20,653,223)				20,634,983
Liabilities in excess of other assets(x) — (17.1)%				(3,020,563)

NET ASSETS — 100.0%				$17,614,420

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST LONG DURATION BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
2	2 Year U.S. Treasury Notes	Jun. 2013	$440,813	$440,906	$93
20	5 Year U.S. Treasury Notes	Jun. 2013	2,474,805	2,481,094	6,289
4	30 Year U.S. Treasury Bonds	Jun. 2013	576,531	577,875	1,344

					7,726

Short Positions:
12	10 Year U.S. Treasury Notes	Jun. 2013	1,577,063	1,583,812	(6,749)
12	30 Year U.S. Ultra Treasury Bonds	Jun. 2013	1,877,875	1,891,125	(13,250)

					(19,999)

					$(12,273)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds	$—	$15,089,261	$—
Foreign Government Bond	—	518,750	—
U.S. Treasury Obligations	—	1,632,358	—
Affiliated Money Market Mutual Fund	3,394,614	—	—
Other Financial Instruments*
Futures	(12,273)	—	—

Total	$3,382,341	$17,240,369	$—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value
LONG-TERM INVESTMENTS — 114.4%
ASSET-BACKED SECURITIES — 9.9%
Ally Auto Receivables Trust, Series 2010-4, Class A3	AAA(d)	0.910%		11/17/14	1,467	$	1,469,071
Ally Auto Receivables Trust, Series 2011-1, Class A3	Aaa	1.380%		01/15/15	2,391		2,396,693
Ally Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.560%		10/15/14	7,067		7,070,543
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.453%	(c)	11/16/15	1,200		1,200,120
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A2	Aaa	0.840%		11/10/14	134		133,547
AmeriCredit Automobile Receivables Trust, Series 2011-4, Class A2	AAA(d)	0.920%		03/09/15	1,030		1,030,956
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	5,736		5,747,283
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class A2	Aaa	0.710%		12/08/15	2,645		2,648,767
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class A2	AAA(d)	0.490%		04/08/16	12,228		12,229,781
AmeriCredit Automobile Receivables Trust, Series 2013-1, Class A2	AAA(d)	0.490%		06/08/16	4,700		4,701,114
Bank One Issuance Trust, Series 2003-A4, Class A4	Aaa	0.453%	(c)	01/15/16	4,450		4,451,424
Bank One Issuance Trust, Series 2003-A8, Class A8	Aaa	0.453%	(c)	05/16/16	8,111		8,117,967
BMW Vehicle Lease Trust, Series 2011-1, Class A3	Aaa	1.060%		02/20/14	939		939,574
Capital One Multi-Asset Execution Trust, Series 2008-A3, Class A3	Aaa	5.050%		02/15/16	3,553		3,560,955
CarMax Auto Owner Trust, Series 2010-2, Class A3	AAA(d)	1.410%		02/16/15	649		651,019
CarMax Auto Owner Trust, Series 2011-1, Class A3	Aaa	1.290%		09/15/15	2,548		2,557,515
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%		11/17/14	1,753		1,754,002
CarMax Auto Owner Trust, Series 2012-1, Class A2	AAA(d)	0.590%		03/16/15	3,551		3,553,382
CarMax Auto Owner Trust, Series 2012-2, Class A2	Aaa	0.640%		05/15/15	5,950		5,956,850
CarMax Auto Owner Trust, Series 2012-3, Class A2	Aaa	0.430%		09/15/15	7,320		7,323,477
Carrington Mortgage Loan Trust, Series 2005-NC3, Class A1D	Aa1	0.532%	(c)	06/25/35(g)	831		828,329
Chase Issuance Trust, Series 2008-A6, Class A6	Aaa	1.403%	(c)	05/15/15	3,405		3,410,312
Chase Issuance Trust, Series 2011-A2, Class A2	AAA(d)	0.293%	(c)	05/15/15	3,080		3,080,246
Citibank Credit Card Issuance Trust, Series 2008-A5, Class A5	Aaa	4.850%		04/22/15	8,039		8,063,302
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	Aaa	2.953%	(c)	08/15/18	8,500		8,798,826
Discover Card Master Trust, Series 2008-A4, Class A4	Aaa	5.650%		12/15/15	9,250		9,355,247
Discover Card Master Trust, Series 2011-A2, Class A2	Aaa	0.413%	(c)	11/16/15	8,800		8,802,112
Discover Card Master Trust, Series 2012-B3, Class B3	A1	0.653%	(c)	05/15/18	3,650		3,651,867
Discover Card Master Trust I, Series 2006-2, Class A3	Aaa	0.283%	(c)	01/19/16	5,785		5,785,353
Dryrock Issuance Trust, Series 2012-1, Class A	Aaa	0.353%	(c)	08/15/17	3,250		3,250,254
Dryrock Issuance Trust, Series 2012-2, Class A	Aaa	0.640%		08/15/18	3,000		2,996,919

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value

ASSET-BACKED SECURITIES (Continued)
Ford Credit Auto Lease Trust, Series 2011-B, Class A2	AAA(d)	0.820%		01/15/14	618	$	618,176
Ford Credit Auto Lease Trust, Series 2012-A, Class A2	Aaa	0.630%		04/15/14	7,818		7,823,222
GE Capital Credit Card Master Note Trust, Series 2010-3, Class A	Aaa	2.210%		06/15/16	6,584		6,609,789
GE Capital Credit Card Master Note Trust, Series 2011-3, Class A	Aaa	0.433%	(c)	09/15/16	3,500		3,502,447
Harley-Davidson Motorcycle Trust, Series 2011-2, Class A2	Aaa	0.710%		05/15/15	1,432		1,433,023
HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class A1, 144A	AAA(d)	1.340%		10/15/43(g)	3,040		3,047,600
HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class B1, 144A	AA(d)	1.740%		10/15/43(g)	1,420		1,424,402
HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class B2, 144A	AA(d)	2.480%		10/15/45(g)	1,420		1,449,110
HLSS Servicer Advance Receivables Backed Notes, Series 2012-T2, Class D2, 144A	BBB(d)	4.940%		10/15/45(g)	590		617,287
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class A3, 144A	AAA(d)	2.289%		01/15/48(g)	4,000		4,076,400
HLSS Servicer Advance Receivables Backed Notes, Series 2013-T1, Class B2, 144A	AA(d)	1.744%		01/16/46(g)	1,850		1,856,937
Huntington Auto Trust, Series 2012-1, Class A2	Aaa	0.540%		11/17/14	2,474		2,475,542
Huntington Auto Trust, Series 2012-2, Class A2	Aaa	0.380%		09/15/15	3,715		3,714,985
Hyundai Auto Lease Securitization Trust, Series 2011-A, Class A3	Aaa	1.020%		08/15/14	4,927		4,934,594
Hyundai Auto Lease Securitization Trust, Series 2012-A, Class A2, 144A	Aaa	0.680%		01/15/15	2,113		2,115,278
Hyundai Auto Receivables Trust, Series 2010-B, Class A3	Aaa	0.970%		04/15/15	1,814		1,817,981
Hyundai Auto Receivables Trust, Series 2012-A, Class A2	Aaa	0.550%		06/16/14	2,389		2,390,159
Illinois Student Assistance Commission, Series 2010-1, Class A2	AA+(d)	1.351%	(c)	04/25/22	1,725		1,746,076
MBNA Credit Card Master Note Trust, Series 2006-A5, Class A5	Aaa	0.263%	(c)	10/15/15	9,750		9,749,054
Mercedes-Benz Auto Lease Trust, Series 2011-B, Class A2, 144A	Aaa	0.900%		01/15/14	517		517,246
Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2	AAA(d)	0.660%		04/15/14	1,883		1,883,663
Nelnet Student Loan Trust, Series 2010-3A, Class A, 144A	Aaa	1.081%	(c)	07/27/48	1,678		1,697,585
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A2	Aaa	0.540%		10/15/14	2,105		2,106,167
Santander Drive Auto Receivables Trust, Series 2011-3, Class A2	Aaa	1.110%		08/15/14	241		241,663
Santander Drive Auto Receivables Trust, Series 2011-4, Class A2	Aaa	1.370%		03/16/15	3,891		3,900,032
Santander Drive Auto Receivables Trust, Series 2012-1, Class A2	Aaa	1.250%		04/15/15	1,555		1,558,841
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	3,016		3,021,630
Santander Drive Auto Receivables Trust, Series 2012-3, Class A2	Aaa	0.830%		04/15/15	6,694		6,703,379
Santander Drive Auto Receivables Trust, Series 2012-4, Class A2	Aaa	0.790%		08/17/15	4,023		4,028,397
Santander Drive Auto Receivables Trust, Series 2012-AA, Class A2, 144A	Aaa	0.550%		02/16/16	6,470		6,471,391

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)
SLM Student Loan Trust, Series 2006-2, Class A5	Aaa	0.411%	(c)	07/25/25	6,865	$	6,791,757
SLM Student Loan Trust, Series 2010-A, Class 2A, 144A	Aaa	3.453%	(c)	05/16/44	4,955		5,250,720
SLM Student Loan Trust, Series 2010-C, Class A1, 144A	Aaa	1.853%	(c)	12/15/17	1,480		1,485,116
SLM Student Loan Trust, Series 2011-1, Class A1	Aaa	0.724%	(c)	03/25/26	925		928,764
SLM Student Loan Trust, Series 2012-C, Class A1, 144A	Aaa	1.303%	(c)	08/15/23	4,102		4,130,671
Structured Asset Securities Corp., Series 2005-WF1, Class A3	A2	0.534%	(c)	02/25/35(g)	2,569		2,490,476
Volkswagen Auto Lease Trust, Series 2011-A, Class A2	Aaa	1.000%		02/20/14	1,005		1,005,601
World Financial Network Credit Card Master Trust, Series 2006-A, Class A, 144A	Aa2	0.333%	(c)	02/15/17	8,250		8,249,753
World Financial Network Credit Card Master Trust, Series 2009-D, Class A	AAA(d)	4.660%		05/15/17	3,111		3,149,306
World Omni Automobile Lease Securitization Trust, Series 2011-A, Class A3	Aaa	1.490%		10/15/14	4,201		4,212,196

TOTAL ASSET-BACKED SECURITIES
(cost $266,836,109)							266,743,223

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.6%
Banc of America Large Loan, Inc., Series 2009-FDG, Class A, 144A	AAA(d)	5.204%		01/25/42	5,665		6,328,083
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM	Aa3	5.347%		12/10/46	4,010		4,493,947
Commercial Mortgage Pass-Through Certificates, Series 2007-FL14, Class AJ, 144A	A1	0.383%	(c)	06/15/22	4,388		4,323,917
Commercial Mortgage Pass-Through Certificates, Series 2013-LC6, Class AM	Aaa	3.282%		01/10/46	5,290		5,384,284
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	863		888,245
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.680%		07/10/39	2,232		2,252,785
GS Mortgage Securities Corp. II, Series 2012-GC6, Class C, 144A	A3	5.826%	(c)	01/10/45	3,130		3,569,602
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class B	Aa3	4.740%		05/10/45	9,235		10,346,358
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class C	A3	5.906%	(c)	05/10/45	2,435		2,810,012
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A1	Aaa	4.475%		07/15/41	124		124,527
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.987%	(c)	06/15/49	2,691		2,773,032
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4B, 144A	A1	5.639%	(c)	03/18/51	5,285		5,892,299
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class AS	AAA(d)	3.372%		12/15/47	10,020		10,220,019
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C6, Class AS	Aaa	4.117%		05/15/45(g)	2,740		2,959,381
Morgan Stanley Capital I, Inc., Series 2007-XLF9, Class A2, 144A	Aa2	0.764%	(c)	12/15/20	2,861		2,793,501
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4	Aaa	6.390%		07/15/33	37		37,163
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4	Aaa	3.185%		03/10/46	3,500		3,588,704

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

					Principal
	Moody’s	Interest		Maturity	Amount
	Ratings†	Rate		Date	(000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	A1	5.795%		07/15/45	5,670	$	6,354,341
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	Aaa	5.246%		12/15/43	997		1,027,379
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class C	A3	4.693%	(c)	10/15/45	4,878		5,194,748
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class C	A3	4.543%	(c)	11/15/45	5,780		6,106,154
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B	AA-(d)	3.714%		03/15/45	2,370		2,441,236
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class AS	AAA(d)	3.560%		03/15/48	5,965		6,219,932

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $93,119,041)							96,129,649

CORPORATE BONDS — 28.5%

Advertising — 0.1%
Interpublic Group of Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	4.000%		03/15/22	2,473		2,489,816

Aerospace & Defense — 0.1%
Embraer SA (Brazil), Sr. Unsec’d. Notes	Baa3	5.150%		06/15/22	1,400		1,524,250

Agriculture — 0.8%
Altria Group, Inc., Gtd. Notes	Baa1	9.950%		11/10/38	6,706		11,074,577
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		06/23/19	3,000		3,816,696
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		05/01/40	4,271		5,561,829

							20,453,102

Auto Parts & Equipment — 0.4%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa2	8.000%		10/01/19	7,670		10,004,794

Automobile Manufacturers — 0.1%
Kia Motors Corp. (South Korea), Sr. Unsec’d. Notes, 144A	Baa1	3.625%		06/14/16	2,180		2,304,844

Banking — 5.0%
Banco Bradesco SA (Brazil), Sub. Notes, 144A	Baa2	5.900%		01/16/21(a)	1,400		1,512,000
Banco Bradesco SA (Brazil), Sub. Notes, 144A	Baa2	5.750%		03/01/22	1,756		1,874,530
Banco del Estado de Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%		02/08/22	600		633,319
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.375%		06/15/14	3,750		3,937,474
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.625%		07/01/20	700		816,878
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	7.625%		06/01/19	12,500		15,878,475
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	2.150%		08/03/16	4,800		5,018,400
Cie de Financement Foncier SA (France), Covered Bonds, 144A	Aaa	1.052%	(c)	04/17/14	5,000		4,961,345
Cie de Financement Foncier SA (France), Covered Bonds, 144A	Aaa	2.125%		04/22/13	7,300		7,305,840
Citigroup, Inc., Sr. Unsec’d. Notes	NR	5.500%		04/11/13	4,341		4,346,062
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%		05/15/18	484		576,604
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%		05/22/19	2,696		3,591,741
Discover Bank, Sub. Notes	Ba1	8.700%		11/18/19	2,703		3,611,727
DNB Boligkreditt A/S (Norway), Covered Bonds, 144A	Aaa	2.100%		10/14/15(a)	6,630		6,860,061

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	3.750%	10/20/16(a)	2,000	$	2,160,206
First Citizens St Lucia Ltd. (Liechtenstein), Bank Gtd. Notes, 144A	A2	4.903%	02/09/16	700		742,000
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	2,883		3,266,638
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	7.500%	02/15/19	13,361		16,715,493
Huntington Bancshares, Inc., Sub. Notes	Baa2	7.000%	12/15/20(a)	4,100		5,120,966
Itau Unibanco Holding SA (Brazil), Sub. Notes, 144A	Baa3	5.125%	05/13/23	550		560,175
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21(a)	9,290		10,248,496
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.500%	01/24/22	5,000		5,479,605
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes, 144A	Baa3	6.500%	09/14/20(a)	2,000		2,242,752
Macquarie Bank Ltd. (Australia), Sub. Notes, 144A	A3	6.625%	04/07/21	1,904		2,127,606
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	3,850		4,449,014
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%	04/28/15	2,350		2,559,820
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.250%	08/28/17	5,286		6,151,773
Nordea Eiendomskreditt A/S (Norway), Covered Bonds, 144A	Aaa	2.125%	09/22/16(a)	4,740		4,932,324
SVB Financial Group, Sr. Unsec’d. Notes	A3	5.375%	09/15/20(a)	4,790		5,421,715
Turkiye Halk Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	Baa2	3.875%	02/05/20	1,550		1,522,875

						134,625,914

Beverages — 0.3%
Beam, Inc., Sr. Unsec’d. Notes	Baa2	5.875%	01/15/36	1,016		1,186,495
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	5.750%	04/07/21	5,200		6,179,415

						7,365,910

Building Materials — 0.2%
Cementos Pacasmayo SAA (Peru), Gtd. Notes, 144A	BB+(d)	4.500%	02/08/23	2,250		2,160,000
Owens Corning, Gtd. Notes	Ba1	9.000%	06/15/19	2,851		3,652,807
Votorantim Overseas IV (Cayman Islands), Gtd. Notes, 144A	BBB(d)	7.750%	06/24/20	500		600,000

						6,412,807

Chemicals — 1.0%
Airgas, Inc., Gtd. Notes	Baa3	7.125%	10/01/18	1,580		1,684,086
Basell Finance Co. BV (Netherlands), Gtd. Notes, 144A	BBB-(d)	8.100%	03/15/27	1,012		1,356,080
Braskem America Finance Co., Gtd. Notes, 144A	Baa3	7.125%	07/22/41	1,200		1,239,000
CF Industries, Inc., Gtd. Notes	Baa3	7.125%	05/01/20	3,253		4,030,477
Incitec Pivot Finance LLC, Gtd. Notes, 144A	Baa3	6.000%	12/10/19	5,315		6,167,691
Methanex Corp. (Canada), Sr. Unsec’d. Notes	Ba1	5.250%	03/01/22	4,870		5,430,975
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	Ba1	6.750%	09/19/42(a)	900		997,875
Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	Ba1	4.875%	09/19/22	1,500		1,590,000
Mosaic Global Holdings, Inc., Gtd. Notes	Baa1	7.300%	01/15/28	336		432,965
NewMarket Corp., Gtd. Notes, 144A	Baa3	4.100%	12/15/22	3,475		3,528,008

						26,457,157

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Commercial Banks — 0.5%
PKO Finance AB (Poland), Sr. Unsec’d. Notes, 144A	A2	4.630%	09/26/22	2,500	$	2,590,088
Sparebank 1 Boligkreditt A/S (Norway), Covered Bonds, 144A	Aaa	2.300%	06/30/17	6,680		6,963,052
Zions Bancorporation, Sr. Unsec’d. Notes	BBB-(d)	4.500%	03/27/17	4,900		5,233,827

						14,786,967

Commercial Services — 0.4%
ADT Corp. (The), Sr. Unsec’d. Notes, 144A	Baa2	4.125%	06/15/23(a)	2,295		2,381,349
Verisk Analytics, Inc., Gtd. Notes	Ba1	4.125%	09/12/22	1,183		1,223,786
Verisk Analytics, Inc., Gtd. Notes	Ba1	4.875%	01/15/19	900		959,819
Verisk Analytics, Inc., Gtd. Notes	Ba1	5.800%	05/01/21(a)	1,200		1,384,585
Western Union Co. (The), Unsec’d. Notes	Baa1	2.875%	12/10/17	3,957		4,016,011

						9,965,550

Computers — 0.3%
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	1.250%	09/13/13	4,000		4,007,856
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	6.125%	03/01/14	4,340		4,542,569
NetApp, Inc., Sr. Unsec’d. Notes	Baa1	3.250%	12/15/22	870		856,505

						9,406,930

Containers & Packaging — 0.2%
Rock-Tenn Co., Sr. Unsec’d. Notes	Ba1	4.900%	03/01/22(a)	5,745		6,214,671

Cosmetics/Personal Care
Avon Products, Inc., Sr. Unsec’d. Notes	Baa2	4.600%	03/15/20	820		851,794

Diversified Financial Services — 3.6%
Alta Wind Holdings LLC, Pass-Through Certificates, 144A	BBB-(d)	7.000%	06/30/35	1,468		1,574,124
BM&FBovespa SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	5.500%	07/16/20	1,240		1,370,820
Credit Suisse AG (Switzerland), Covered Bonds, 144A	Aaa	1.625%	03/06/15	4,310		4,393,123
Discover Financial Services, Sr. Unsec’d. Notes	Ba1	3.850%	11/21/22	6,447		6,635,820
FMR LLC, Sr. Unsec’d. Notes, 144A	A2	6.450%	11/15/39	5,921		7,206,449
FMR LLC, Sr. Unsec’d. Notes, 144A	A2	6.500%	12/14/40	1,750		2,165,583
FMR LLC, Unsec’d. Notes, 144A	A2	7.490%	06/15/19	990		1,226,749
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	6.750%	03/15/32	10,721		13,646,697
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	6.875%	01/10/39	10,155		13,305,396
Hyundai Capital America, Gtd. Notes, 144A	Baa1	3.750%	04/06/16	175		185,607
Hyundai Capital Services, Inc. (South Korea), Sr. Unsec’d. Notes, 144A	Baa1	4.375%	07/27/16	1,600		1,729,134
Jefferies Group, Inc., Sr. Unsec’d. Notes	Baa3	6.875%	04/15/21	1,084		1,265,396
Lazard Group LLC, Sr. Unsec’d. Notes	Ba2	6.850%	06/15/17	850		977,281
Lazard Group LLC, Sr. Unsec’d. Notes	Ba2	7.125%	05/15/15	4,700		5,199,117
Merrill Lynch & Co., Inc., Sub. Notes	Baa3	5.700%	05/02/17	1,320		1,473,356
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.250%	01/16/18	5,795		6,346,301
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.550%	01/15/20	5,000		5,391,750
Raymond James Financial, Inc., Sr. Unsec’d. Notes	Baa2	8.600%	08/15/19	7,560		9,735,420
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes, 144A	Baa3	6.125%	07/11/21	4,479		4,659,880

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	8.750%	03/01/19	6,601	$	8,809,695

						97,297,698

Diversified Operations — 0.3%
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	Baa3	7.250%	04/05/41	2,600		2,814,500
Voto-Votorantim Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	6.750%	04/05/21	4,425		5,121,937

						7,936,437

Electric — 1.3%
Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	A3	6.500%	10/27/36(a)	1,250		1,553,125
CEZ A/S (Czech Republic), Sr. Unsec’d. Notes, 144A	A2	4.250%	04/03/22	1,600		1,695,888
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A	Baa3	6.400%	09/15/20	5,520		6,711,503
Entergy Corp., Sr. Unsec’d. Notes	Baa3	5.125%	09/15/20	2,500		2,745,605
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa3	7.000%	09/01/22	1,704		2,217,020
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa3	7.500%	09/01/38	1,854		2,591,232
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes, 144A	Baa3	5.250%	10/24/42(a)	900		852,750
PPL WEM Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa3	5.375%	05/01/21	7,613		8,702,298
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	5,710		7,100,950
Texas-New Mexico Power Co., First Mortgage, 144A	A3	9.500%	04/01/19	625		850,270

						35,020,641

Electric–Integrated — 0.1%
Black Hills Corp., Sr. Unsec’d. Notes	Baa3	9.000%	05/15/14	2,000		2,165,524

Electronic Components & Equipment — 0.1%
PerkinElmer, Inc., Sr. Unsec’d. Notes	Baa3	5.000%	11/15/21	1,750		1,924,451

Engineering & Construction — 0.1%
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	7.125%	06/26/42	1,800		2,038,500

Foods — 0.2%
Alicorp SA (Peru), Sr. Unsec’d. Notes, 144A	Baa2	3.875%	03/20/23(g)	1,150		1,147,072
Cencosud SA (Chile), Gtd. Notes, 144A	Baa3	4.875%	01/20/23(a)	2,900		2,939,275

						4,086,347

Healthcare Services — 0.1%
Dignity Health, Unsec’d. Notes	A3	4.500%	11/01/42	2,803		2,709,450

Hotels & Motels — 0.2%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	6.875%	08/15/19	3,966		4,722,542

Household Products/Wares — 0.2%
Tupperware Brands Corp., Gtd. Notes	Baa3	4.750%	06/01/21	4,327		4,557,495

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Insurance — 0.6%
Fidelity National Financial, Inc., Sr. Unsec’d. Notes	Baa3	6.600%	05/15/17	3,000	$	3,402,129
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.500%	03/30/20	1,639		1,911,551
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%	03/15/35	869		975,362
Markel Corp., Sr. Unsec’d. Notes	Baa2	7.125%	09/30/19	5,989		7,382,736
Willis North America, Inc., Gtd. Notes	Baa3	7.000%	09/29/19	2,726		3,250,245

						16,922,023

Investment Companies
Oaktree Capital Management LP, Sr. Unsec’d. Notes, 144A	A-(d)	6.750%	12/02/19	943		1,093,020

Leisure — 0.2%
Carnival PLC (United Kingdom), Gtd. Notes	A3	7.875%	06/01/27	3,275		4,218,531

Manufacturing — 0.4%
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	6.375%	02/01/29	1,723		1,923,552
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	7.450%	07/16/31	2,517		3,183,290
Hillenbrand, Inc., Sr. Unsec’d. Notes	Baa3	5.500%	07/15/20	6,171		6,845,459

						11,952,301

Media — 1.0%
Comcast Corp., Gtd. Notes	A3	7.050%	03/15/33	1,275		1,683,952
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	4.875%	04/11/22	5,625		6,077,813
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	1,091		1,388,946
TCI Communications, Inc., Sr. Unsec’d. Notes	A3	7.875%	02/15/26	3,435		4,751,082
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.200%	07/01/13	625		633,331
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.550%	05/01/37	3,629		4,187,391
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.300%	07/01/38	4,722		5,873,984
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	1,070		1,447,753

						26,044,252

Metals & Mining — 1.9%
Allegheny Ludlum Corp., Gtd. Notes	Baa3	6.950%	12/15/25	2,790		3,251,061
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	Baa3	9.375%	06/01/19	5,440		7,003,314
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	9.375%	04/08/19	7,949		10,622,614
AngloGold Ashanti Holdings PLC (South Africa), Gtd. Notes	Baa2	6.500%	04/15/40	6,059		6,020,646
Cia Minera Milpo SAA (Peru), Sr. Unsec’d. Notes, 144A	BBB-(d)	4.625%	03/28/23(g)	3,000		2,982,000
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Gtd. Notes, 144A	Ba1	4.875%	10/07/20	4,500		4,421,250
Newcrest Finance Pty Ltd. (Australia), Gtd. Notes, 144A	Baa2	4.200%	10/01/22	2,650		2,753,326
OJSC Novolipetsk Steel via Steel Funding Ltd. (Russia), Unsec’d. Notes, 144A	Baa3	4.950%	09/26/19(a)	2,350		2,373,867
Samarco Mineracao SA (Brazil), Sr. Unsec’d. Notes, 144A	BBB(d)	4.125%	11/01/22	1,850		1,800,050
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	5.250%	11/08/42	3,750		3,550,770
Valmont Industries, Inc., Gtd. Notes	Baa3	6.625%	04/20/20	5,621		6,655,955

						51,434,853

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas — 2.3%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	7.000%	07/15/38	725	$	946,807
Canadian Oil Sands Ltd. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	7.750%	05/15/19	8,500		10,713,987
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	A3	5.700%	10/01/40	8,067		8,387,929
Gazprom Neft OAO Via GPN Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa3	4.375%	09/19/22	850		848,329
Kerr-McGee Corp., Gtd. Notes	Baa3	7.125%	10/15/27	1,807		2,196,266
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%	01/27/21(a)	2,450		2,643,533
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	6.875%	01/20/40	1,600		1,829,891
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250%	08/15/18	2,750		3,077,099
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.875%	06/01/15	3,000		3,103,386
Petrohawk Energy Corp., Gtd. Notes	Baa3	10.500%	08/01/14	5,337		5,643,531
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes, 144A	Baa3	9.750%	08/14/19	400		523,000
Petronas Global Sukuk Ltd. (Malaysia), Gtd. Notes, 144A	A1	4.250%	08/12/14	1,980		2,061,481
Pride International, Inc., Gtd. Notes	Baa1	8.500%	06/15/19	3,083		4,073,534
Rowan Cos., Inc., Gtd. Notes	Baa3	7.875%	08/01/19	5,000		6,246,145
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	4.950%	11/15/15	1,375		1,487,731
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	6.375%	12/15/21	1,848		2,151,582
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	7.375%	04/15/18	2,798		3,343,515
Valero Energy Corp., Gtd. Notes	Baa2	10.500%	03/15/39	1,706		2,732,057

						62,009,803

Oil Field Equipment & Services — 0.3%
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	4.500%	04/15/22	517		532,561
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	9.625%	03/01/19	1,346		1,757,945
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	9.875%	03/01/39	3,956		5,690,287

						7,980,793

Paper & Forest Products — 0.6%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Baa2	8.875%	05/15/31	6,100		9,114,266
International Paper Co., Sr. Unsec’d. Notes	Baa3	9.375%	05/15/19	2,245		3,085,353
Plum Creek Timberlands LP, Gtd. Notes	Baa2	4.700%	03/15/21	2,799		3,048,738

						15,248,357

Pipelines — 1.7%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	5.670%	03/05/14	1,700		1,766,470
Enbridge Energy Partners LP, Sr. Unsec’d. Notes	Baa2	9.875%	03/01/19	4,625		6,309,818
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.950%	02/01/15	4,250		4,607,659
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.625%	10/15/36	993		1,132,275
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	7.500%	07/01/38	1,748		2,182,665
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	9.000%	04/15/19	3,500		4,611,348
Enterprise Products Operating LLC, Gtd. Notes	Baa1	7.550%	04/15/38	2,072		2,821,720
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A	BBB-(d)	6.450%	05/01/21(g)	5,750		6,456,980
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.400%	03/15/31	1,850		2,377,135
Ruby Pipeline LLC, Sr. Unsec’d. Notes	Baa3	6.000%	04/01/22	2,500		2,861,680
Spectra Energy Capital LLC, Gtd. Notes	Baa2	5.500%	03/01/14	800		833,286

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Tennessee Gas Pipeline Co. LLC, Sr. Unsec’d. Notes	Baa1	8.375%	06/15/32	2,172	$	3,076,603
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	8.750%	03/15/32	4,762		6,411,157

						45,448,796

Real Estate Investment Trusts — 1.0%
American Tower Corp., Sr. Unsec’d. Notes	Baa3	4.500%	01/15/18	1,749		1,923,543
American Tower Corp., Sr. Unsec’d. Notes	Baa3	4.700%	03/15/22	1,423		1,546,489
American Tower Corp., Sr. Unsec’d. Notes	Baa3	5.050%	09/01/20	3,466		3,847,600
Entertainment Properties Trust, Gtd. Notes	Baa3	7.750%	07/15/20	2,895		3,461,786
Goodman Funding Pty Ltd. (Australia), Gtd. Notes, 144A	Baa2	6.375%	11/12/20	3,600		4,192,092
Health Care REIT, Inc., Sr. Unsec’d. Notes	Baa2	5.250%	01/15/22	1,997		2,252,912
Host Hotels & Resorts LP, Sr. Unsec’d. Notes	Baa3	5.250%	03/15/22(a)	3,021		3,353,310
Kilroy Realty LP, Gtd. Notes	Baa3	6.625%	06/01/20	1,500		1,816,875
Weyerhaeuser Co., Sr. Unsec’d. Notes	Ba1	7.375%	10/01/19	4,230		5,201,068

						27,595,675

Retail — 0.7%
Family Dollar Stores, Inc., Sr. Unsec’d. Notes	Baa3	5.000%	02/01/21	3,662		3,941,788
PVH Corp., Sr. Sec’d. Notes	Ba1	7.750%	11/15/23	650		798,900
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20	13,450		14,891,921

						19,632,609

Savings & Loan — 0.4%
First Niagara Financial Group, Inc., Sub. Notes	Baa3	7.250%	12/15/21	8,440		10,279,143

Semiconductors — 0.5%
KLA-Tencor Corp., Sr. Unsec’d. Notes	Baa1	6.900%	05/01/18	9,020		10,813,230
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	Baa1	3.375%	03/15/23	2,365		2,381,815

						13,195,045

Software — 0.3%
BMC Software, Inc., Sr. Unsec’d. Notes	Baa2	7.250%	06/01/18(a)	6,264		7,140,189
Dun & Bradstreet Corp. (The), Sr. Unsec’d. Notes	BBB(d)	4.375%	12/01/22	1,500		1,525,007

						8,665,196

Telecommunications — 0.1%
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes	A2	4.375%	07/16/42	830		764,983
SES (Luxembourg), Sr. Unsec’d. Notes	Baa2	3.600%	04/04/23(g)	2,018		2,017,939
Telemar Norte Leste SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa3	5.500%	10/23/20	700		729,750

						3,512,672

Transportation — 0.8%
Asciano Finance Ltd. (Australia), Gtd. Notes, 144A	Baa2	4.625%	09/23/20	4,108		4,359,837
Asciano Finance Ltd. (Australia), Gtd. Notes, 144A	Baa2	5.000%	04/07/18	2,025		2,221,510
Kazakhstan Temir Zholy Finance BV (Netherlands), Gtd. Notes, 144A	Baa3	6.950%	07/10/42	1,440		1,684,800
Transnet SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	A3	4.000%	07/26/22	2,375		2,274,063

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#	Value

CORPORATE BONDS (Continued)

Transportation (cont’d.)
Viterra, Inc. (Canada), Gtd. Notes, 144A	Baa2	5.950%	08/01/20	11,000	$	11,837,122

						22,377,332

Transportation – Truck Freight — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Notes, 144A	Baa3	4.250%	01/17/23	1,950		1,965,390
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A	Baa3	2.500%	07/11/14	950		964,981

						2,930,371

TOTAL CORPORATE BONDS (cost $733,493,890)						765,864,363

FOREIGN GOVERNMENT BONDS — 1.4%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	Aa2	4.138%	01/03/23	2,300		2,415,000
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	Aa2	5.603%	07/20/20	2,025		2,333,813
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	Baa3	2.625%	03/15/23	2,000		1,920,000
Commonwealth of the Bahamas (Bahamas), Sr. Unsec’d. Notes, 144A	Baa1	6.950%	11/20/29	1,650		2,041,875
Federative Republic of Russia (Russia), Sr. Unsec’d. Notes, 144A	Baa1	3.625%	04/29/15	4,300		4,489,200
Government of Aruba (Aruba), Sr. Unsec’d. Notes	A-(d)	4.625%	09/14/23	3,000		3,105,000
Government of the Cayman Islands (Cayman Islands), Sr. Unsec’d. Notes, 144A	Aa3	5.950%	11/24/19	2,550		2,983,500
Israel Government International Bond (Israel), Sr. Unsec’d. Notes	A1	4.500%	01/30/43	1,750		1,682,187
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	2.875%	11/09/15	3,050		3,171,125
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375%	07/30/14	1,960		2,068,655
Panama Government International (Panama), Sr. Unsec’d. Notes	Baa2	6.700%	01/26/36	932		1,241,890
Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec’d. Notes, 144A	Baa3	3.300%	11/21/22	2,500		2,446,875
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	3.125%	01/20/17	1,200		1,269,000
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%	01/07/41	500		585,000
Republic of Indonesia (Indonesia), Unsec’d. Notes, 144A	Baa3	5.250%	01/17/42	1,840		1,959,600
Republic of Peru (Peru), Sr. Unsec’d. Notes	Baa2	6.550%	03/14/37	1,250		1,693,750
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes	Baa3	4.375%	08/22/23	650		636,467
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, 144A	Baa2	5.500%	10/26/22	1,300		1,244,750
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%	03/08/44	900		933,750

TOTAL FOREIGN GOVERNMENT BONDS (cost $36,794,376)						38,221,437

MUNICIPAL BONDS — 1.0%

California — 0.1%
Metropolitan Water District of Southern California, Revenue Bonds	Aa1	6.538%	07/01/39	545		644,691

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
Metropolitan Water District of Southern California, Revenue Bonds	Aa1	6.947%		07/01/40	1,500	$	1,866,870

							2,511,561

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds	Baa2	7.055%		04/01/57	1,921		2,160,664

Massachusetts
University of Massachusetts Building Authority, Revenue Bonds	Aa2	6.573%		05/01/39	895		1,036,168

Nevada — 0.1%
County of Clark NV Airport System Revenue, Revenue Bonds	Aa2	6.881%		07/01/42	1,660		1,951,463

New York — 0.2%
City of New York NY, General Obligation Unlimited	Aa2	6.646%		12/01/31	1,030		1,268,218
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	5.790%		06/15/41	1,175		1,361,390
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	6.124%		06/15/42	700		815,675
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	6.282%		06/15/42	1,475		1,749,114
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	6.491%		06/15/42	620		741,210

							5,935,607

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Revenue Bonds	Aa2	6.731%		07/01/43	3,020		3,790,372

Texas — 0.2%
City of Houston TX, General Obligation Ltd.	Aa2	6.290%		03/01/32	1,250		1,579,100
Dallas Convention Center Hotel Development Corp., Revenue Bonds	A1	7.088%		01/01/42	1,783		2,257,367

							3,836,467

Washington — 0.2%
Metropolitan Washington Airports Authority, Revenue Bonds	Baa1	7.462%		10/01/46	3,320		4,226,758

TOTAL MUNICIPAL BONDS
(cost $23,892,265)							25,449,060

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.9%
Arkle Master Issuer PLC (United Kingdom), Series 2010-2A, Class 1A1, 144A	Aaa	1.690%	(c)	05/17/60	1,700		1,707,559
Arkle Master Issuer PLC (United Kingdom), Series 2011-1A, Class 2A, 144A	Aaa	1.540%	(c)	05/17/60	2,500		2,509,325
Credit Suisse Mortgage Capital Certificates, Series 2013-TH1, Class A1, 144A	AAA(d)	2.130%		02/25/43(g)	4,168		4,141,798
Deutsche Mortgage Securities, Inc., Series 2009-RS2, Class 4A1, 144A	AA+(d)	0.332%	(c)	04/26/37(g)	2,753		2,691,032
Fosse Master Issuer PLC (United Kingdom), Series 2012-1A, Class 2A2, 144A	Aaa	1.703%	(c)	10/18/54	1,500		1,532,742

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Gracechurch Mortgage Financing PLC (United Kingdom), Series 2006-1, Class A6, 144A	Aaa	0.389%	(c)	11/20/56	520	$	520,168
Gracechurch Mortgage Financing PLC (United Kingdom), Series 2011-1A, Class 2A1, 144A	Aaa	1.839%	(c)	11/20/56	3,570		3,638,603
Granite Master Issuer PLC, Series 2006-3, Class A7	Aaa	0.401%	(c)	12/20/54	2,830		2,780,702
Holmes Master Issuer PLC (United Kingdom), Series 2010-1A, Class A2, 144A	Aaa	1.704%	(c)	10/15/54	2,963		2,982,817
Holmes Master Issuer PLC (United Kingdom), Series 2012-1A, Class A2, 144A	Aaa	1.954%	(c)	10/15/54	2,500		2,552,942
Sequoia Mortgage Trust, Series 2012-3, Class A1	Aaa	3.500%	(c)	07/25/42(g)	1,331		1,394,430
Sequoia Mortgage Trust, Series 2012-4, Class A3	Aaa	2.069%	(c)	09/25/42(g)	3,859		3,830,482
Sequoia Mortgage Trust, Series 2012-5, Class A1	Aaa	2.500%	(c)	05/25/34(g)	1,417		1,426,233
Sequoia Mortgage Trust, Series 2012-6, Class A2	Aaa	1.808%	(c)	12/25/42(g)	4,869		4,770,005
Sequoia Mortgage Trust, Series 2013-1, Class 2A1	Aaa	1.855%		02/25/43(g)	2,157		2,119,699
Sequoia Mortgage Trust, Series 2013-2, Class A1	AAA(d)	1.874%		02/25/43(g)	5,865		5,865,146
Silverstone Master Issuer PLC (United Kingdom), Series 2011-1A, Class 1A, 144A	Aaa	1.852%	(c)	01/21/55	2,850		2,900,322
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A, 144A	AAA(d)	1.570%	(c)	12/25/59(g)	4,099		4,111,376

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $51,457,170)							51,475,381

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.8%
Federal Home Loan Mortgage Corp.		0.875%		03/07/18(a)	5,520		5,509,081
Federal Home Loan Mortgage Corp.		3.000%		TBA	250,860		258,930,771
Federal Home Loan Mortgage Corp.		3.500%		TBA	129,960		136,757,519
Federal Home Loan Mortgage Corp.		4.000%		TBA	61,000		64,831,563
Federal Home Loan Mortgage Corp.		5.000%		09/01/20-06/01/26	19,622		21,068,122
Federal Home Loan Mortgage Corp.		5.500%		11/01/35	3,905		4,253,376
Federal National Mortgage Assoc.		4.500%		TBA	15,000		16,136,133
Federal National Mortgage Assoc.		5.500%		10/01/35-10/01/38	71,452		78,456,231
Federal National Mortgage Assoc.		5.500%		TBA	169,220		184,555,563
Federal National Mortgage Assoc.		6.000%		11/01/36	3,506		3,849,499

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $771,435,929)							774,347,858

U.S. TREASURY OBLIGATIONS — 39.3%
U.S. Treasury Bonds		2.000%		02/15/23	3,260		3,301,259
U.S. Treasury Bonds		2.750%		11/15/42(a)	101,776		94,333,630
U.S. Treasury Notes		0.375%		07/31/13-03/15/15	291,632		291,985,409
U.S. Treasury Notes		0.500%		10/15/14	378,928		380,526,697
U.S. Treasury Notes		0.750%		02/28/18(a)	285,700		285,633,146

TOTAL U.S. TREASURY OBLIGATIONS
(cost $1,053,443,048)							1,055,780,141

TOTAL LONG-TERM INVESTMENTS
(cost $3,030,471,828)							3,074,011,112

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 24.5%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $658,098,397; includes $331,638,850 of cash collateral for securities on loan)(b)(w)	658,098,397	$	658,098,397

TOTAL INVESTMENTS — 138.9%
(cost $3,688,570,225)			3,732,109,509
Liabilities in excess of other assets — (38.9)%			(1,045,856,537)

NET ASSETS — 100.0%		$	2,686,252,972

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poors
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SLM	Student Loan Mortgage
TBA	To Be Announced
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $324,869,750; cash collateral of $331,638,850 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$263,492,969	$3,250,254
Commercial Mortgage-Backed Securities	—	96,129,649	—
Corporate Bonds	—	765,864,363	—
Foreign Government Bonds	—	38,221,437	—
Municipal Bonds	—	25,449,060	—
Residential Mortgage-Backed Securities	—	51,475,381	—
U.S. Government Agency Obligations	—	774,347,858	—
U.S. Treasury Obligations	—	1,055,780,141	—
Affiliated Money Market Mutual Fund	658,098,397	—	—

Total	$658,098,397	$3,070,760,858	$3,250,254

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS
Aerospace & Defense — 1.1%
Rolls-Royce Holdings PLC (United Kingdom)	1,687,229	$28,969,486

Apparel — 2.1%
NIKE, Inc. (Class B Stock)	921,380	54,370,634

Banks — 3.0%
Wells Fargo & Co.	2,059,148	76,167,884

Beverages — 1.2%
Anheuser-Busch InBev NV (Belgium), ADR	306,189	30,481,115

Biotechnology — 10.9%
Biogen Idec, Inc.*	563,901	108,782,142
Celgene Corp.*	331,173	38,386,262
Gilead Sciences, Inc.*(a)	2,660,622	130,184,234

		277,352,638

Chemicals — 3.6%
LyondellBasell Industries NV (Netherlands) (Class A Stock)	294,045	18,610,108
Monsanto Co.	690,514	72,938,994

		91,549,102

Commercial Services — 3.2%
United Rentals, Inc.*(a)	247,139	13,585,231
Visa, Inc. (Class A Stock)	395,662	67,199,234

		80,784,465

Computers — 1.9%
Accenture PLC (Ireland) (Class A Stock)	322,295	24,484,751
Intuit, Inc.	369,683	24,269,689

		48,754,440

Distribution/Wholesale — 2.0%
W.W. Grainger, Inc.	222,689	50,100,571

Diversified Financial Services — 4.7%
American Express Co.	764,249	51,556,238
Citigroup, Inc.	1,515,028	67,024,839

		118,581,077

Diversified Manufacturing — 4.7%
Cummins, Inc.	214,847	24,881,431
Danaher Corp.	507,734	31,555,668
Pentair Ltd. (Switzerland)	1,198,502	63,220,981

		119,658,080

Entertainment & Leisure — 4.7%
Starwood Hotels & Resorts Worldwide, Inc.	900,143	57,366,113
Wynn Resorts Ltd.(a)	505,602	63,281,146

		120,647,259

Healthcare Equipment & Supplies — 1.1%
Intuitive Surgical, Inc.*(a)	55,089	27,059,166

Insurance — 0.6%
American International Group, Inc.*	363,578	14,114,098

Internet — 10.2%
eBay, Inc.*	1,993,635	108,094,890
Equinix, Inc.*(a)	198,719	42,984,907
Google, Inc. (Class A Stock)*	97,563	77,467,949
priceline.com, Inc.*	44,936	30,912,822

		259,460,568

	Shares	Value
COMMON STOCKS (Continued)
Media — 6.4%
CBS Corp. (Class B Stock)	1,565,192	$73,078,814
Comcast Corp. (Class A Stock)	1,311,898	55,112,835
Liberty Global, Inc. (Class A Stock)*(a)	479,684	35,208,806

		163,400,455

Metal Fabricate/Hardware — 2.3%
Precision Castparts Corp.	304,617	57,761,476

Oil & Gas — 4.4%
Kinder Morgan, Inc.	1,004,414	38,850,733
Schlumberger Ltd. (Curacao)	971,773	72,776,080

		111,626,813

Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	2,638,346	108,673,472

Railroads — 2.1%
Union Pacific Corp.	371,302	52,877,118

Real Estate Investment Trusts — 1.8%
American Tower Corp.	585,328	45,023,430

Restaurants — 3.5%
Chipotle Mexican Grill, Inc.*(a)	78,092	25,447,840
McDonald’s Corp.	631,965	63,000,591

		88,448,431

Retail — 14.3%
AutoZone, Inc.*	171,783	68,158,341
Home Depot, Inc. (The)	743,080	51,852,122
Lowe’s Cos., Inc.	1,869,766	70,901,527
Lululemon Athletica, Inc.*(a)	452,810	28,232,703
Starbucks Corp.	731,409	41,661,057
TJX Cos., Inc. (The)	1,104,255	51,623,921
Wal-Mart Stores, Inc.	694,744	51,987,694

		364,417,365

Semiconductors — 1.0%
QUALCOMM, Inc.	392,471	26,275,933

Telecommunications — 0.7%
Motorola Solutions, Inc.	295,693	18,933,223

Transportation — 1.0%
CSX Corp.	1,019,516	25,110,679

TOTAL LONG-TERM INVESTMENTS
(cost $2,040,177,848)		2,460,598,978

SHORT-TERM INVESTMENT — 8.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $223,322,038; includes $142,967,540 of cash collateral for securities on loan)(b)(w)	223,322,038	223,322,038

TOTAL INVESTMENTS — 105.6%
(cost $2,263,499,886)		2,683,921,016
Liabilities in excess of other assets — (5.6)%		(141,319,625)

NET ASSETS — 100.0%		$2,542,601,391

The following abbreviation is used in the Portfolio descriptions:

ADR American Depositary Receipt

AST MARSICO CAPITAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $141,602,549; cash collateral of $142,967,540 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period.

Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$ 2,460,598,978	$ —	$ —
Affiliated Money Market Mutual Fund	223,322,038	—	—

Total	$ 2,683,921,016	$ —	$ —

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 97.8%
Austria — 0.4%
Erste Group Bank AG*	72,626	$2,022,975

Bermuda — 0.3%
Credicorp Ltd.	8,200	1,361,610

Canada — 1.7%
Canadian National Railway Co.	77,509	7,774,153

Czech Republic — 0.4%
Komercni Banka A/S	8,790	1,678,174

Denmark — 0.8%
Carlsberg A/S (Class B Stock)	36,627	3,564,212

France — 8.1%
Air Liquide SA	19,565	2,377,033
Danone SA	112,258	7,810,804
Dassault Systemes SA	11,742	1,357,347
Legrand SA	121,273	5,288,555
LVMH Moet Hennessy Louis Vuitton SA	45,929	7,883,265
Pernod-Ricard SA	43,843	5,463,234
Schneider Electric SA	84,100	6,144,824

		36,325,062

Germany — 7.6%
Bayer AG	88,865	9,166,496
Beiersdorf AG	7,270	671,346
Brenntag AG	14,064	2,195,810
Deutsche Boerse AG	39,650	2,401,251
Linde AG	70,608	13,128,353
Merck KGaA	40,624	6,129,114

		33,692,370

India — 0.6%
ICICI Bank Ltd., ADR(a)	62,140	2,665,806

Ireland — 2.0%
Accenture PLC (Class A Stock)	120,091	9,123,313

Israel — 0.3%
Check Point Software Technologies Ltd.*(a)	32,720	1,537,513

Italy — 0.7%
Saipem SpA	96,606	2,970,797

Japan — 2.7%
Aeon Credit Service Co. Ltd.	60,900	1,727,527
Canon, Inc.	91,000	3,344,249
Hoya Corp.	164,000	3,092,831
INPEX Corp.	459	2,472,073
Lawson, Inc.	17,400	1,336,002

		11,972,682

Netherlands — 5.3%
Akzo Nobel NV	97,028	6,159,086
Heineken NV	154,228	11,624,630
Schlumberger Ltd.	79,724	5,970,530

		23,754,246

Russia — 0.4%
Sberbank of Russia, ADR	124,081	1,582,033

South Korea — 0.9%
Samsung Electronics Co. Ltd.	2,879	3,924,165

Spain — 0.3%
Red Electrica Corp. SA	24,055	1,210,274

	Shares	Value
COMMON STOCKS (Continued)
Sweden — 1.5%
Hennes & Mauritz AB (Class B Stock)	15,529	$555,241
Svenska Cellulosa AB SCA (Class B Stock)	232,340	5,989,844

		6,545,085

Switzerland — 8.5%
Adecco SA*	48,110	2,635,331
Compagnie Financiere Richemont SA (Class A Stock)	64,678	5,075,857
Julius Baer Group Ltd.*	85,748	3,333,992
Kuehne & Nagel International AG	7,390	805,715
Nestle SA	177,354	12,825,610
Roche Holding AG	14,400	3,352,365
Sonova Holding AG*	22,181	2,661,346
Swiss Re AG*	42,285	3,438,746
UBS AG*	234,690	3,597,113

		37,726,075

United Kingdom — 10.9%
Burberry Group PLC	107,179	2,164,328
Compass Group PLC	423,698	5,411,061
Delphi Automotive PLC	90,670	4,025,748
Diageo PLC	356,258	11,232,361
Reckitt Benckiser Group PLC	163,743	11,738,402
Standard Chartered PLC	245,554	6,355,906
William Hill PLC	328,028	1,843,672
WPP PLC	374,185	5,964,172

		48,735,650

United States — 44.4%
3M Co.	74,848	7,957,091
Altera Corp.	71,610	2,540,007
American Express Co.	80,270	5,415,014
Amphenol Corp. (Class A Stock)	58,901	4,396,960
Autodesk, Inc.*	46,272	1,908,257
Bank of New York Mellon Corp. (The)(a)	247,023	6,914,174
Cisco Systems, Inc.	151,563	3,169,182
Colgate-Palmolive Co.	56,123	6,624,198
DENTSPLY International, Inc.	85,294	3,618,171
Dr. Pepper Snapple Group, Inc.	65,708	3,084,991
Goldman Sachs Group, Inc. (The)	31,465	4,630,075
Harley-Davidson, Inc.	15,944	849,815
Honeywell International, Inc.	137,240	10,341,034
International Flavors & Fragrances, Inc.	59,570	4,567,232
J.M. Smucker Co. (The)(a)	14,283	1,416,302
Johnson & Johnson(a)	39,843	3,248,400
McDonald’s Corp.	46,530	4,638,576
Medtronic, Inc.	107,861	5,065,152
Microchip Technology, Inc.	80,354	2,953,813
National Oilwell Varco, Inc.	59,663	4,221,157
NIKE, Inc. (Class B Stock)	33,842	1,997,016
Omnicom Group, Inc.(a)	94,442	5,562,634
Oracle Corp.	248,837	8,047,389
Praxair, Inc.	44,839	5,001,342
Procter & Gamble Co. (The)	21,960	1,692,238
Rockwell Automation, Inc.	11,833	1,021,779
Sally Beauty Holdings, Inc.*	103,270	3,034,073
Sherwin-Williams Co. (The)	3,058	516,466
St. Jude Medical, Inc.	163,846	6,625,932
State Street Corp.	150,522	8,894,345
Target Corp.	64,893	4,441,926
Thermo Fisher Scientific, Inc.	123,796	9,469,156

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Time Warner Cable, Inc.	19,810	$1,902,949
Time Warner, Inc.	39,120	2,254,094
United Parcel Service, Inc. (Class B Stock)	88,670	7,616,753
United Technologies Corp.	90,604	8,465,132
Viacom, Inc. (Class B Stock)	33,620	2,069,983
Visa, Inc. (Class A Stock)	56,237	9,551,292
Walgreen Co.	109,859	5,238,077
Walt Disney Co. (The)	215,868	12,261,302
Waters Corp.*(a)	51,101	4,798,895

		198,022,374

TOTAL COMMON STOCKS (cost $361,435,206)		436,188,569

PREFERRED STOCK — 0.9%
Brazil
Itau Unibanco Holding SA, ADR (PRFC) (cost $3,504,843)	222,310	3,957,118

TOTAL LONG-TERM INVESTMENTS (cost $364,940,049)		440,145,687

SHORT-TERM INVESTMENT — 3.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $13,731,079; includes $8,153,049 of cash collateral for securities on loan)(b)(w)	13,731,079	13,731,079

Value
TOTAL INVESTMENTS — 101.8% (cost $378,671,128)	$453,876,766
Liabilities in excess of other assets — (1.8)%	(8,189,191)

NET ASSETS — 100.0%	$445,687,575

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
PRFC	Preference Shares
DKK	Danish Krone
GBP	British Pound
SEK	Swedish Krona
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $8,083,238 ; cash collateral of $8,153,049 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Austria	$2,022,975	$—	$—
Bermuda	1,361,610	—	—
Canada	7,774,153	—	—
Czech Republic	1,678,174	—	—
Denmark	3,564,212	—	—
France	36,325,062	—	—
Germany	33,692,370	—	—
India	2,665,806	—	—
Ireland	9,123,313	—	—
Israel	1,537,513	—	—
Italy	2,970,797	—	—
Japan	—	11,972,682	—
Netherlands	23,754,246	—	—
Russia	1,582,033	—	—
South Korea	—	3,924,165	—
Spain	1,210,274	—	—
Sweden	6,545,085	—	—
Switzerland	37,726,075	—	—
United Kingdom	48,735,650	—	—
United States	198,022,374	—	—
Preferred Stock — Brazil	3,957,118	—	—
Affiliated Money Market Mutual Fund	13,731,079	—	—

Total	$437,979,919	$15,896,847	$—

Fair value of Level 2 investments at 12/31/12 was $164,495,291, which was as a result of valuing investments using third party vendor modeling tools. An amount of $143,273,978 was transferred from Level 2 into Level 1 at 03/31/13 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:
Banks	9.8%
Beverages	7.8
Chemicals	7.6
Electronics	7.2
Food	6.2
Retail	5.5
Diversified Financial Services	5.0
Pharmaceuticals	4.9
Media	4.2
Healthcare Products	4.0
Transportation	3.6
Oil & Gas Services	3.5
Affiliated Money Market Mutual Fund (1.8% represents investments purchased with collateral from securities on loan)	3.1
Software	2.9
Electronic Components & Equipment	2.8

Apparel	2.7%
Household Products/Wares	2.6
Advertising	2.6
Semiconductors	2.1
IT Services	2.1
Cosmetics/Personal Care	2.0
Diversified Manufacturing	2.0
Aerospace & Defense	1.9
Paper & Forest Products	1.3
Auto Parts & Equipment	0.9
Insurance	0.8
Office Equipment	0.8
Telecommunications	0.7
Entertainment & Leisure	0.6
Commercial Services	0.6

101.8
Liabilities in excess of other assets	(1.8)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Apparel — 0.6%
VF Corp.	67,723	$11,360,533

Automotive Parts & Equipment — 0.3%
BorgWarner, Inc.*(a)	70,734	5,470,568

Beverages — 1.5%
Diageo PLC (United Kingdom)	518,873	16,359,404
Pernod-Ricard SA (France)	82,169	10,239,000

		26,598,404

Biotechnology — 5.2%
Alexion Pharmaceuticals, Inc.*	159,759	14,720,194
Biogen Idec, Inc.*	143,540	27,690,301
Celgene Corp.*	227,061	26,318,641
Gilead Sciences, Inc.*(a)	504,630	24,691,546

		93,420,682

Chemicals — 1.1%
Airgas, Inc.	130,020	12,892,783
Praxair, Inc.	64,093	7,148,933

		20,041,716

Commercial Services — 3.9%
FleetCor Technologies, Inc.*	163,390	12,527,111
MasterCard, Inc. (Class A Stock)	66,816	36,156,142
Verisk Analytics, Inc. (Class A Stock)*(a)	332,330	20,481,498

		69,164,751

Computer Hardware — 1.8%
Apple, Inc.	72,440	32,064,117

Computer Services & Software — 4.1%
Cerner Corp.*(a)	142,428	13,495,053
Cognizant Technology Solutions Corp. (Class A Stock)*	343,852	26,342,502
EMC Corp.*	1,425,643	34,058,611

		73,896,166

Conglomerates — 1.1%
Honeywell International, Inc.	269,998	20,344,349

Construction — 0.4%
Fluor Corp.	96,355	6,391,227

Cosmetics/Personal Care — 1.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	310,051	19,852,566

Distribution/Wholesale — 0.3%
LKQ Corp.*	227,120	4,942,131

Diversified Financial Services — 3.2%
Affiliated Managers Group, Inc.*	120,804	18,551,870
American Express Co.	225,790	15,231,793
BlackRock, Inc.	70,459	18,099,508
IntercontinentalExchange, Inc.*(a)	39,070	6,371,145

		58,254,316

Diversified Machinery — 1.0%
Cummins, Inc.	46,980	5,440,754
Roper Industries, Inc.	105,500	13,431,205

		18,871,959

Electronic Components & Equipment — 0.8%
AMETEK, Inc.	313,010	13,572,114

	Shares	Value
COMMON STOCKS (Continued)
Farming & Agriculture — 1.1%
Monsanto Co.	189,890	$20,058,081

Financial – Bank & Trust — 0.4%
Morgan Stanley	315,580	6,936,448

Financial – Brokerage — 2.5%
Visa, Inc. (Class A Stock)	262,552	44,591,832

Food — 1.3%
Danone SA (France)	133,623	9,297,360
Mondelez International, Inc. (Class A Stock)	488,890	14,964,923

		24,262,283

Hand/Machine Tools — 1.0%
Stanley Black & Decker, Inc.	213,411	17,279,889

Healthcare Products — 2.1%
Cooper Cos., Inc. (The)	72,744	7,847,623
Covidien PLC (Ireland)	435,302	29,530,888

		37,378,511

Holding Companies – Diversified — 0.7%
LVMH Moet Hennessy Louis Vuitton SA (France)	68,405	11,741,052

Hotels & Motels — 1.1%
Las Vegas Sands Corp.	358,060	20,176,681

Insurance — 0.6%
ACE Ltd. (Switzerland)	115,091	10,239,646

Internet — 0.5%
Facebook, Inc. (Class A Stock)*	370,060	9,466,135

Internet Services — 9.0%
Amazon.com, Inc.*	81,452	21,706,143
eBay, Inc.*	494,640	26,819,381
Google, Inc. (Class A Stock)*	93,423	74,180,665
LinkedIn Corp. (Class A Stock)*(a)	51,490	9,065,329
Netflix, Inc.*(a)	9,590	1,816,442
priceline.com, Inc.*	34,764	23,915,199
TIBCO Software, Inc.*	171,300	3,463,686

		160,966,845

Leisure Time — 0.5%
Polaris Industries, Inc.(a)	101,389	9,377,469

Lodging — 1.0%
Wynn Resorts Ltd.	136,611	17,098,233

Machinery & Equipment — 2.3%
Joy Global, Inc.(a)	118,926	7,078,476
Thermo Fisher Scientific, Inc.	456,121	34,888,695

		41,967,171

Media — 8.4%
Comcast Corp. (Special Class A Stock)	674,091	26,707,485
Discovery Communications, Inc. (Class A Stock)*(a)	276,906	21,803,578
News Corp. (Class A Stock)	1,169,610	35,696,497
Time Warner Cable, Inc.	159,430	15,314,846
Time Warner, Inc.	220,490	12,704,634
Viacom, Inc. (Class B Stock)	273,462	16,837,055
Walt Disney Co. (The)	366,420	20,812,656

		149,876,751

Metals & Mining — 2.1%
Precision Castparts Corp.	195,070	36,989,173

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Miscellaneous Manufacturing — 2.8%
Danaher Corp.	803,636	$49,945,977

Networking/Telecom Equipment — 2.5%
QUALCOMM, Inc.	667,233	44,671,249

Oil & Gas — 3.9%
Anadarko Petroleum Corp.	174,080	15,223,296
Cabot Oil & Gas Corp.	207,138	14,004,600
EOG Resources, Inc.	91,507	11,719,302
Noble Energy, Inc.	109,695	12,687,324
Pioneer Natural Resources Co.	138,044	17,151,967

		70,786,489

Oil & Gas Services — 2.0%
Cameron International Corp.*	187,350	12,215,220
Dresser-Rand Group, Inc.*(a)	235,444	14,517,477
FMC Technologies, Inc.*	176,830	9,617,784

		36,350,481

Pharmaceuticals — 6.4%
Abbott Laboratories	307,110	10,847,125
Allergan, Inc.	190,648	21,282,036
Bristol-Myers Squibb Co.	350,860	14,451,923
Catamaran Corp.*	271,391	14,391,865
Express Scripts Holding Co.*	401,151	23,126,355
Mead Johnson Nutrition Co.	217,656	16,857,457
Perrigo Co.	70,480	8,368,090
Zoetis, Inc.	188,360	6,291,224

		115,616,075

Pipelines — 0.5%
Kinder Morgan, Inc.	250,929	9,705,934

Real Estate Investment Trust — 2.4%
American Tower Corp.	554,627	42,661,909

Restaurants — 0.9%
Starbucks Corp.	286,230	16,303,661

Retail — 4.3%
AutoZone, Inc.*	26,963	10,698,110
Michael Kors Holdings Ltd. (British Virgin Islands)*	94,860	5,387,099
PetSmart, Inc.	142,720	8,862,912
Ross Stores, Inc.	295,641	17,921,757
Tiffany & Co.(a)	191,925	13,346,466
Tractor Supply Co.	81,891	8,527,310
Yum! Brands, Inc.	164,288	11,818,879

		76,562,533

Retail & Merchandising — 2.9%
Costco Wholesale Corp.	185,574	19,691,257
NIKE, Inc. (Class B Stock)	193,990	11,447,350
Target Corp.	298,041	20,400,906

		51,539,513

Semiconductors — 2.4%
Altera Corp.	459,265	16,290,130
Broadcom Corp. (Class A Stock)	211,224	7,323,136
Linear Technology Corp.(a)	412,890	15,842,589

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
NXP Semiconductors NV (Netherlands)*	147,130	$4,452,154

		43,908,009

Software — 3.4%
Citrix Systems, Inc.*	213,562	15,410,634
Oracle Corp.	835,280	27,012,955
PTC, Inc.*	252,803	6,443,948
salesforce.com, Inc.*(a)	66,434	11,880,392

		60,747,929

Tobacco — 0.9%
Philip Morris International, Inc.	183,860	17,045,661

Transportation — 2.1%
Expeditors International of Washington, Inc.	270,970	9,676,339
Kansas City Southern	141,170	15,655,753
Union Pacific Corp.	81,228	11,567,679

		36,899,771

TOTAL LONG-TERM INVESTMENTS (cost $1,489,213,368)		1,765,396,990

SHORT-TERM INVESTMENT — 7.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $127,502,618; includes $98,064,426 of cash collateral received for securities on loan)(b)(w)	127,502,618	127,502,618

TOTAL INVESTMENTS — 105.5% (cost $1,616,715,986)		1,892,899,608
Liabilities in excess of other assets — (5.5)%		(98,901,299)

NET ASSETS — 100.0%		$1,793,998,309

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $96,787,801; cash collateral of $98,064,426 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$ 1,765,396,990	$ —	$ —
Affiliated Money Market Mutual Fund	127,502,618	—	—
Total	$ 1,892,899,608	$ —	$ —

Fair value of Level 2 investments at 12/31/12 was $33,949,710, which was as a result of valuing investments using third party vendor modeling tools. An amount of $33,949,710 was transferred from Level 2 into Level 1 at 03/31/13 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 98.2%
Advertising — 1.2%
Omnicom Group, Inc.	139,851	$8,237,224

Aerospace & Defense — 6.0%
Lockheed Martin Corp.	221,450	21,374,354
Northrop Grumman Corp.	103,384	7,252,388
United Technologies Corp.	147,619	13,792,043

		42,418,785

Agriculture — 0.9%
Lorillard, Inc.	164,749	6,647,622

Auto Parts & Equipment — 1.5%
Delphi Automotive PLC (United Kingdom)	99,503	4,417,933
Johnson Controls, Inc.	182,520	6,400,976

		10,818,909

Automobile Manufacturers — 0.2%
General Motors Co.*	47,392	1,318,445

Beverages — 3.0%
Coca-Cola Enterprises, Inc.	52,495	1,938,115
Diageo PLC (United Kingdom)	413,936	13,050,874
Dr. Pepper Snapple Group, Inc.	66,980	3,144,711
PepsiCo, Inc.	34,164	2,702,714

		20,836,414

Chemicals — 2.3%
Air Products & Chemicals, Inc.	75,157	6,547,678
PPG Industries, Inc.	71,437	9,568,272

		16,115,950

Commercial Banks — 2.1%
Wells Fargo & Co.	389,908	14,422,697

Commercial Services & Supplies — 1.7%
MasterCard, Inc. (Class A Stock)	5,138	2,780,326
Moody’s Corp.	99,262	5,292,650
Western Union Co. (The)	278,303	4,185,677

		12,258,653

Computer Services & Software — 2.2%
Accenture PLC (Ireland) (Class A Stock)	204,175	15,511,175

Computers & Peripherals — 2.2%
Hewlett-Packard Co.	63,365	1,510,622
International Business Machines Corp.	66,909	14,271,690

		15,782,312

Construction & Engineering — 0.2%
Fluor Corp.	16,781	1,113,084

Consumer Products & Services — 0.4%
Procter & Gamble Co. (The)	36,515	2,813,846

Diversified Financial Services — 10.9%
Bank of New York Mellon Corp. (The)	390,398	10,927,240
BlackRock, Inc.	33,740	8,667,131
Franklin Resources, Inc.	39,676	5,983,538
Goldman Sachs Group, Inc. (The)	99,695	14,670,119
JPMorgan Chase & Co.	500,979	23,776,463
PNC Financial Services Group, Inc.	74,387	4,946,735
State Street Corp.	129,340	7,642,701

		76,613,927

Electric Utilities — 0.4%
PPL Corp.	41,318	1,293,667

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Public Service Enterprise Group, Inc.	32,950	$1,131,503

		2,425,170

Electrical Equipment — 0.9%
Eaton Corp. PLC (Ireland)	102,188	6,259,015

Electronic Equipment & Instruments — 2.9%
Honeywell International, Inc.	173,822	13,097,488
Thermo Fisher Scientific, Inc.	95,257	7,286,208

		20,383,696

Entertainment & Leisure — 0.9%
Hasbro, Inc.	145,340	6,386,240

Food & Staples Retailing — 6.0%
CVS Caremark Corp.	195,802	10,767,152
Danone SA (France)	97,661	6,795,159
General Mills, Inc.	236,883	11,680,701
J.M. Smucker Co. (The)	20,121	1,995,198
Kellogg Co.	37,785	2,434,488
Nestle SA (Switzerland)	120,134	8,687,664

		42,360,362

Healthcare Products — 2.3%
Becton, Dickinson and Co.	35,296	3,374,651
Medtronic, Inc.	166,254	7,807,288
St. Jude Medical, Inc.	131,210	5,306,132

		16,488,071

Healthcare Services — 0.5%
Quest Diagnostics, Inc.	55,792	3,149,458

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	42,510	4,237,822

Industrial Conglomerates — 1.0%
Tyco International Ltd. (Switzerland)	227,695	7,286,240

Insurance — 7.1%
ACE Ltd. (Switzerland)	91,546	8,144,848
AON PLC (United Kingdom)	105,827	6,508,361
Chubb Corp. (The)	79,325	6,943,317
MetLife, Inc.	388,129	14,756,665
Travelers Cos., Inc. (The)	163,459	13,761,613

		50,114,804

Machinery — 1.0%
Stanley Black & Decker, Inc.	85,805	6,947,631

Media — 4.4%
Comcast Corp. (Special Class A Stock)	175,636	6,958,698
McGraw-Hill Cos., Inc. (The)	57,059	2,971,633
Viacom, Inc. (Class B Stock)	135,477	8,341,319
Walt Disney Co. (The)	220,702	12,535,874

		30,807,524

Miscellaneous Manufacturing — 3.4%
3M Co.	114,963	12,221,716
Danaher Corp.	144,008	8,950,097
Illinois Tool Works, Inc.	1,690	102,989
Pentair Ltd. (Switzerland)	51,244	2,703,121

		23,977,923

Oil, Gas & Consumable Fuels — 6.2%
Apache Corp.	37,878	2,922,666
Chevron Corp.	109,427	13,002,116
EOG Resources, Inc.	34,517	4,420,592

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.	149,608	$13,481,177
Occidental Petroleum Corp.	124,676	9,770,858

		43,597,409

Pharmaceuticals — 10.3%
Abbott Laboratories	154,581	5,459,801
AbbVie, Inc.	116,801	4,763,145
Express Scripts Holding Co.*	30,180	1,739,877
Johnson & Johnson	309,646	25,245,438
Merck & Co., Inc.	141,766	6,270,310
Pfizer, Inc.	855,565	24,691,606
Roche Holding AG (Switzerland)	18,344	4,270,540
Zoetis, Inc.	7,320	244,488

		72,685,205

Retail & Merchandising — 2.6%
Advance Auto Parts, Inc.	49,020	4,051,503
Kohl’s Corp.	38,502	1,776,097
Staples, Inc.	132,708	1,782,268
Target Corp.	154,500	10,575,525

		18,185,393

Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp.	171,027	3,736,940

Software — 2.3%
Dun & Bradstreet Corp. (The)	31,101	2,601,599
Fidelity National Information Services, Inc.	26,900	1,065,778
Fiserv, Inc.*	41,188	3,617,542
Oracle Corp.	272,291	8,805,891

		16,090,810

Telecommunications — 2.4%
AT&T, Inc.	304,263	11,163,409
Verizon Communications, Inc.	120,130	5,904,389

		17,067,798

Tobacco — 4.1%
Altria Group, Inc.	84,686	2,912,352
Philip Morris International, Inc.	279,872	25,946,933

		28,859,285

Transportation — 2.1%
Canadian National Railway Co. (Canada)	33,345	3,344,503
United Parcel Service, Inc. (Class B Stock)	133,485	11,466,361

		14,810,864

Wireless Telecommunication Services — 1.5%
Vodafone Group PLC (United Kingdom)	3,759,695	10,659,886

TOTAL COMMON STOCKS (cost $611,853,855)		691,426,589

	Shares	Value
PREFERRED STOCKS — 0.2%
Aerospace & Defense — 0.1%
United Technologies Corp., CVT, 7.500%	9,530	$570,371

Electric Utilities — 0.1%
PPL Corp., CVT, 9.500%	11,406	625,049

TOTAL PREFERRED STOCKS (cost $1,160,338)		1,195,420

TOTAL LONG-TERM INVESTMENTS (cost $613,014,193)		692,622,009

SHORT-TERM INVESTMENT — 1.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $10,674,707)(w)	10,674,707	10,674,707

TOTAL INVESTMENTS — 99.9% (cost $623,688,900)		703,296,716
Other assets in excess of liabilities — 0.1%		575,052

NET ASSETS — 100.0%		$703,871,768

The following abbreviation is used in the Portfolio descriptions:

CVT	Convertible Security

*	Non-income producing security.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$ 691,426,589	$ —	$ —
Preferred Stocks	1,195,420	—	—
Affiliated Money Market Mutual Fund	10,674,707	—	—
Total	$ 703,296,716	$ —	$ —

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Aerospace & Defense — 2.0%
Northrop Grumman Corp.	45,600	$3,198,840
TransDigm Group, Inc.	81,757	12,502,280

		15,701,120

Automotive Parts — 1.1%
BorgWarner, Inc.*(a)	112,000	8,662,080

Banks — 4.4%
City National Corp.(a)	121,489	7,156,917
KeyCorp.	671,800	6,691,128
M&T Bank Corp.(a)	68,500	7,066,460
Northern Trust Corp.	78,700	4,293,872
TCF Financial Corp.(a)	598,060	8,946,978

		34,155,355

Biotechnology — 1.0%
Life Technologies Corp.*	122,900	7,943,027

Building Materials — 0.7%
Masco Corp.	256,600	5,196,150

Chemicals — 2.5%
Eastman Chemical Co.	131,900	9,215,853
Valspar Corp. (The)	167,900	10,451,775

		19,667,628

Clothing & Apparel — 2.2%
Coach, Inc.(a)	85,479	4,273,095
VF Corp.	77,000	12,916,750

		17,189,845

Commercial Services — 2.1%
Aaron’s, Inc.	171,289	4,912,568
Convergys Corp.	437,800	7,455,734
PHH Corp.*(a)	164,200	3,605,832

		15,974,134

Computer Services & Software — 6.8%
Activision Blizzard, Inc.	417,659	6,085,292
Akamai Technologies, Inc.*	123,600	4,361,844
Autodesk, Inc.*	96,900	3,996,156
Computer Sciences Corp.	355,483	17,500,428
Global Payments, Inc.	92,200	4,578,652
Intuit, Inc.	143,500	9,420,775
Synopsys, Inc.*	180,600	6,479,928

		52,423,075

Construction — 3.6%
D.R. Horton, Inc.(a)	383,000	9,306,900
URS Corp.	392,800	18,622,648

		27,929,548

Consumer Products & Services — 0.5%
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	83,900	3,627,836

Containers & Packaging — 4.2%
Bemis Co., Inc.(a)	319,800	12,907,128
Sealed Air Corp.	262,500	6,328,875
Sonoco Products Co.	367,470	12,857,775

		32,093,778

Diversified — 1.0%
Dover Corp.	107,000	7,798,160

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities — 1.0%
Great Plains Energy, Inc.	349,100	$8,095,629

Electronic Components — 0.6%
Flextronics International Ltd. (Singapore)*	669,200	4,523,792

Energy Delivery — 0.6%
Integrys Energy Group, Inc.(a)	76,700	4,460,872

Entertainment & Leisure — 3.6%
Brunswick Corp.(a)	477,162	16,328,484
Mattel, Inc.	264,300	11,573,697

		27,902,181

Financial Services — 2.8%
Eaton Vance Corp.(a)	148,700	6,220,121
IntercontinentalExchange, Inc.*(a)	55,600	9,066,692
Raymond James Financial, Inc.	146,175	6,738,667

		22,025,480

Financial–Bank & Trust — 0.4%
Astoria Financial Corp.	313,550	3,091,603

Food & Staples Retailing — 1.0%
Harris Teeter Supermarkets, Inc.	179,196	7,653,461

Food Products — 0.6%
Hillshire Brands Co.	124,190	4,365,279

Gas Utilities — 1.0%
Energen Corp.	77,000	4,004,770
UGI Corp.	103,100	3,958,009

		7,962,779

Healthcare Equipment & Supplies — 1.2%
Express Scripts Holding Co.*	167,200	9,639,080

Healthcare Providers & Services — 2.7%
Covance, Inc.*(a)	87,700	6,517,864
HCA Holdings, Inc.	213,000	8,654,190
MEDNAX, Inc.*(a)	66,500	5,960,395

		21,132,449

Healthcare Services — 0.4%
Humana, Inc.	47,433	3,278,095

Hotels, Restaurants & Leisure — 2.2%
International Game Technology	211,900	3,496,350
Wyndham Worldwide Corp.	205,700	13,263,536

		16,759,886

Industrial Conglomerates — 1.7%
Carlisle Cos., Inc.	188,331	12,766,958

Insurance — 8.9%
Allstate Corp. (The)	349,700	17,159,779
Endurance Specialty Holdings Ltd. (Bermuda)	177,700	8,495,837
HCC Insurance Holdings, Inc.	181,200	7,615,836
Lincoln National Corp.	564,787	18,417,704
Progressive Corp. (The)	257,500	6,507,025
Protective Life Corp.	167,700	6,003,660
Reinsurance Group of America, Inc.	82,100	4,898,907

		69,098,748

Machinery & Equipment — 3.3%
Cummins, Inc.	108,100	12,519,061
Joy Global, Inc.(a)	103,900	6,184,128

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery & Equipment (cont’d.)
Snap-on, Inc.	79,600	$6,582,920

		25,286,109

Manufacturing — 0.5%
Harsco Corp.	143,800	3,561,926

Medical Supplies & Equipment — 0.6%
C.R. Bard, Inc.	43,600	4,394,008

Metals & Mining — 1.5%
Allegheny Technologies, Inc.	170,006	5,390,890
Timken Co.	108,300	6,127,614

		11,518,504

Office Equipment — 1.2%
Steelcase, Inc. (Class A Stock)	627,600	9,244,548

Oil, Gas & Consumable Fuels — 7.5%
Helix Energy Solutions Group, Inc.*	229,100	5,241,808
Murphy Oil Corp.	261,700	16,678,141
Nabors Industries Ltd. (Bermuda)	307,400	4,986,028
Newfield Exploration Co.*	158,600	3,555,812
ONEOK, Inc.	164,300	7,832,181
QEP Resources, Inc.	258,300	8,224,272
SEACOR Holdings, Inc.(a)	84,800	6,248,064
Whiting Petroleum Corp.*	97,100	4,936,564

		57,702,870

Real Estate — 0.8%
CBRE Group, Inc. (Class A Stock)*	250,223	6,318,131

Real Estate Investment Trusts — 6.5%
American Tower Corp.	171,300	13,176,396
Boston Properties, Inc.	54,200	5,477,452
Capstead Mortgage Corp.	324,100	4,154,962
CBL & Associates Properties, Inc.(a)	155,000	3,658,000
Duke Realty Corp.	980,438	16,647,837
EPR Properties(a)	80,200	4,174,410
MFA Financial, Inc.	353,100	3,290,892

		50,579,949

Restaurants — 2.3%
Darden Restaurants, Inc.(a)	345,700	17,865,776

Retail & Merchandising — 2.3%
Nordstrom, Inc.	149,700	8,267,931
TJX Cos., Inc. (The)	195,200	9,125,600

		17,393,531

Semiconductors — 1.7%
International Rectifier Corp.*(a)	258,000	5,456,700
Xilinx, Inc.	201,300	7,683,621

		13,140,321

Shipbuilding — 1.2%
Huntington Ingalls Industries, Inc.	168,500	8,986,105

Telecommunications — 1.3%
Comtech Telecommunications Corp.	197,111	4,785,855
EchoStar Corp. (Class A Stock)*	139,700	5,444,109

		10,229,964

Thrifts & Mortgage Finance — 0.5%
First Niagara Financial Group, Inc.	395,600	3,505,016

Transportation — 3.3%
CSX Corp.	343,405	8,458,065
GATX Corp.	106,300	5,524,411

	Shares	Value
COMMON STOCKS (Continued)
Transportation (cont’d.)
Werner Enterprises, Inc.	477,700	$11,531,678

		25,514,154

Utilities — 3.1%
PG&E Corp.	263,000	11,711,390
Pinnacle West Capital Corp.	218,300	12,637,387

		24,348,777

TOTAL LONG-TERM INVESTMENTS (cost $617,027,221)		760,707,717

SHORT-TERM INVESTMENT — 15.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $121,834,639; includes $110,535,954 of cash collateral for securities on loan)(b)(w)	121,834,639	121,834,639

TOTAL INVESTMENTS — 114.2% (cost $738,861,860)		882,542,356
Liabilities in excess of other assets — (14.2)%		(109,484,049)

NET ASSETS — 100.0%		$773,058,307

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $108,406,523; cash collateral of $110,535,954 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$ 760,707,717	$ —	$ —
Affiliated Money Market Mutual Fund	121,834,639	—	—

Total	$ 882,542,356	$ —	$ —

AST MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS — 92.0%
AST BlackRock Value Portfolio	5,455,745	$58,158,246
AST Federated Aggressive Growth Portfolio*	3,387,308	36,074,828
AST Goldman Sachs Concentrated Growth Portfolio	2,538,173	85,790,249
AST Goldman Sachs Large-Cap Value Portfolio	2,933,458	57,437,104
AST Goldman Sachs Mid-Cap Growth Portfolio	1,267,498	7,262,763
AST Goldman Sachs Small-Cap Value Portfolio	1,429,045	19,492,175
AST International Growth Portfolio	16,780,558	204,722,814
AST International Value Portfolio	12,882,111	204,310,275
AST Jennison Large-Cap Growth Portfolio*	7,480,578	111,984,260
AST Jennison Large-Cap Value Portfolio	8,224,732	113,994,782
AST Large-Cap Value Portfolio	7,168,237	115,408,624
AST Lord Abbett Core Fixed-Income Portfolio	25,246,690	290,336,934
AST Marsico Capital Growth Portfolio	5,502,678	129,808,172
AST MFS Growth Portfolio*	10,650,059	130,463,224
AST MFS Large-Cap Value Portfolio	4,807,836	55,338,188
AST Mid-Cap Value Portfolio	1,251,816	19,077,683
AST Money Market Portfolio	80,874,090	80,874,090
AST Neuberger Berman Core Bond Portfolio	9,351,175	98,748,404
AST Neuberger Berman Mid-Cap Growth Portfolio*	374,429	9,989,776
AST PIMCO Total Return Bond Portfolio	43,561,448	548,874,244
AST Prudential Core Bond Portfolio	61,088,180	659,752,344
AST Small-Cap Growth Portfolio*	1,124,996	28,777,404
AST Small-Cap Value Portfolio	2,704,212	45,674,135
AST T. Rowe Price Equity Income Portfolio	15,917,953	168,093,583
AST T. Rowe Price Large-Cap Growth Portfolio*	7,372,356	114,271,513
AST Western Asset Core Plus Bond Portfolio	32,690,146	352,072,878

TOTAL AFFILIATED MUTUAL FUNDS (cost $3,518,056,000)(w)		3,746,788,692

EXCHANGE TRADED FUNDS — 8.0%
IQ Hedge Multi-Strategy Tracker ETF(a)	150,000	4,225,350
iShares iBoxx $ High Yield Corporate Bond Fund(a)	782,520	73,830,762
iShares MSCI Emerging Markets Index Fund	1,232,300	52,717,794
SPDR S&P 500 ETF Trust	775,100	121,341,905
Technology Select Sector SPDR Fund	1,079,931	32,689,511
Vanguard Dividend Appreciation Index Fund	596,300	39,176,910

TOTAL EXCHANGE TRADED FUNDS (cost $309,366,602)		323,982,232

TOTAL LONG-TERM INVESTMENTS (cost $3,827,422,602)		4,070,770,924

	Shares	Value
SHORT-TERM INVESTMENT — 1.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $77,458,748; includes $74,612,498 of cash collateral for securities on loan)(b)(w)	77,458,748	$77,458,748

TOTAL INVESTMENTS — 101.9% (cost $3,904,881,350)		4,148,229,672
Liabilities in excess of other assets — (1.9)%		(76,858,404)

NET ASSETS — 100.0%		$4,071,371,268

The following abbreviations are used in the Portfolio descriptions:
ETF	Exchange Traded Fund
iBoxx	Bond Market Indices
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipts
*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $73,136,501; cash collateral of $74,612,498 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST MODERATE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$ 3,824,247,440	$ —	$ —
Exchange Traded Funds	323,982,232	—	—
Total	$ 4,148,229,672	$ —	$ —

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 15.9%
Bank of Montreal	0.200%		06/19/13	10,000	$10,000,000
Bank of Montreal Chicago	0.774%	(c)	09/23/13	16,000	16,040,896
Bank of Nova Scotia	0.480%	(c)	09/12/13	12,000	12,012,294
Bank of Nova Scotia Houston	0.333%	(c)	10/16/13	16,000	16,000,955
Bank of Nova Scotia Houston	0.717%	(c)	02/27/14	2,250	2,257,959
Bank of Nova Scotia Houston	0.723%	(c)	10/18/13	3,500	3,507,897
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.220%		06/10/13	17,000	17,000,000
Chase Bank USA NA	0.180%		06/06/13	15,000	15,000,000
Credit Suisse NY	0.801%	(c)	07/25/13	9,000	9,000,000
Deutsche Bank AG	0.250%		04/15/13	19,000	19,000,000
DNB Bank ASA	0.220%		04/08/13	3,000	3,000,000
National Australia Bank Ltd.	0.966%	(c)	08/06/13	5,000	5,012,331
Norinchukin Bank New York	0.180%		05/08/13	12,000	12,000,000
Rabobank Nederland New York	0.448%	(c)	05/02/13	6,000	5,999,975
Rabobank Nederland New York	0.448%	(c)	05/07/13	7,000	6,999,940
Royal Bank of Canada	0.355%	(c)	07/11/13	25,000	25,000,000
Royal Bank of Canada New York	0.350%	(c)	03/26/14	16,000	16,000,000
Societe Generale	0.220%		04/02/13	14,000	14,000,000
Societe Generale	0.240%		05/01/13	14,000	14,000,000
State Street Bank and Trust Co.	0.190%		04/09/13	4,000	4,000,000
Sumitomo Mitsui Banking Corp.	0.240%		06/11/13	2,000	2,000,000
Sumitomo Mitsui Banking Corp.	0.240%		06/12/13	15,000	15,000,000
Sumitomo Mitsui Trust Bank Ltd.	0.180%		05/07/13	12,000	12,000,000
Svenska Handelsbanken AB	0.215%		04/25/13	24,000	24,000,080
Toronto-Dominion Bank	0.180%		05/20/13	9,000	9,000,000
Toronto-Dominion Bank	0.301%	(c)	07/26/13	23,000	23,000,000
Wells Fargo Bank NA	0.205%		12/06/13	12,000	12,000,000

TOTAL CERTIFICATES OF DEPOSIT (cost $322,832,327)					322,832,327

COMMERCIAL PAPER — 13.9%
ABN AMRO Funding USA LLC, 144A(n)	0.260%		04/15/13	4,000	3,999,596
ABN AMRO Funding USA LLC, 144A(n)	0.280%		04/03/13	11,000	10,999,829
Credit Agricole North America, Inc.(n)	0.230%		04/02/13	17,000	16,999,891
DNB Bank ASA, 144A(n)	0.215%		06/03/13	13,000	12,995,109
DNB Bank ASA, 144A(n)	0.382%		01/22/14	7,000	7,000,000
DNB Bank ASA, 144A(n)	0.430%		09/20/13	24,000	24,000,000
Electricite de France, 144A(n)	0.270%		04/23/13	13,000	12,997,855
Electricite de France, 144A(n)	0.300%		04/05/13	7,000	6,999,767
GDF Suez, 144A(n)	0.250%		05/06/13	17,000	16,995,868
HSBC Bank PLC, 144A(n)	0.354%		01/31/14	21,000	21,000,000
HSBC USA, Inc.(n)	0.230%		05/28/13	7,000	7,000,000
ING (US) Funding LLC(n)	0.230%		04/09/13	10,000	9,999,489
ING (US) Funding LLC(n)	0.230%		04/22/13	5,000	4,999,329
JPMorgan Chase & Co.	0.202%		09/03/13	13,000	13,000,000
Nestle Capital Corp., 144A(n)	0.200%		09/06/13	8,000	7,992,978
PSP Capital, Inc., 144A(n)	0.180%		06/17/13	3,000	2,998,845
Skandinaviska Enskilda Banken AB, 144A(n)	0.220%		06/21/13	18,000	17,991,090
State Street Corp.(n)	0.170%		06/05/13	15,000	14,995,396
Stragiht-A Funding LLC, 144A(n)	0.190%		04/11/13	10,000	9,999,472
Straight-A Funding LLC, 144A(n)	0.190%		04/09/13	7,367	7,366,689
Straight-A Funding LLC, 144A(n)	0.190%		04/10/13	8,000	7,999,620
Straight-A Funding LLC, 144A(n)	0.190%		04/16/13	5,000	4,999,604
Striaght-A Funding LLC, 144A(n)	0.190%		04/15/13	16,000	15,998,818
Swedbank AB(n)	0.250%		05/08/13	3,000	2,999,229
Toyota Motor Credit Corp.(n)	0.180%		04/30/13	2,000	1,999,710

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
US Bank National Assoc	0.150%		04/01/13	18,000	$18,000,000

TOTAL COMMERCIAL PAPER (cost $282,328,184)					282,328,184

CORPORATE BONDS — 7.0%
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, 144A	0.954%	(c)	09/24/13	5,000	5,017,189
General Electric Capital Corp., Sr. Unsec’d. Notes	1.155%	(c)	01/07/14	12,500	12,582,845
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.504%	(c)	12/30/13	8,100	8,112,504
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	0.935%	(c)	04/07/14	2,000	2,011,320
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	0.705%	(c)	10/04/13	3,000	3,006,620
JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	0.373%	(c)	06/18/13	10,000	10,003,741
MetLife Institutional Funding II, Sec’d. Notes, 144A	0.375%	(c)	01/10/14	5,000	5,000,000
MetLife Institutional Funding II, Sec’d. Notes, 144A	0.556%	(c)	04/03/13	34,000	34,000,000
Metropolitan Life Global Funding I, Sr. Sec’d. Notes, 144A	5.125%		04/10/13	8,584	8,594,434
New York Life Global Funding, Sec’d. Notes, 144A	1.850%		12/13/13	15,000	15,158,021
Royal Bank of Canada, Sr. Unsec’d. Notes	0.603%	(c)	04/17/14	1,000	1,003,144
Total Capital Canada Ltd., Unsec’d. Notes	0.683%	(c)	01/17/14	7,000	7,023,280
Toyota Motor Credit Corp., Unsec’d. Notes, MTN	0.281%	(c)	12/09/13	13,000	13,000,000
Toyota Motor Credit Corp., Unsec’d. Notes, MTN	0.456%	(c)	04/03/13	18,000	18,000,000

TOTAL CORPORATE BONDS (cost $142,513,098)					142,513,098

REPURCHASE AGREEMENTS(m) — 8.7%
BNP Paribas, 0.110%, dated 03/26/13, due 04/02/13 in the amount of $43,000,920				43,000	43,000,000
Goldman Sachs & Co., 0.130%, dated 03/27/13, due 04/03/13 in the amount of $21,000,531				21,000	21,000,000
Goldman Sachs & Co., 0.170%, dated 03/01/13, due 04/01/13 in the amount of $15,002,196				15,000	15,000,000
HSBC Securities (USA), Inc., 0.230%, dated 03/28/13, due 04/01/13 in the amount of $22,394,572				22,394	22,394,000
Merrill Lynch, 0.180%, dated 03/22/13, due 05/30/13 in the amount of $15,005,175(g)				15,000	15,000,000
Merrill Lynch, 0.200%, dated 02/26/13, due 04/30/13 in the amount of $37,012,950(g)				37,000	37,000,000
RBS Securities, 0.180%, dated 03/28/13, due 04/04/13 in the amount of $24,000,840				24,000	24,000,000

TOTAL REPURCHASE AGREEMENTS (cost $177,394,000)					177,394,000

TIME DEPOSITS — 2.7%
Australia & New Zealand Banking Group Ltd.	0.160%		04/02/13	26,000	26,000,000

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

TIME DEPOSITS (Continued)
US Bank National Assoc.	0.150%		04/01/13	29,000	$29,000,000

TOTAL TIME DEPOSITS (cost $55,000,000)					55,000,000

U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS — 45.2%
Federal Farm Credit Bank	0.143%	(c)	09/19/13	12,000	11,999,431
Federal Home Loan Bank	0.061%	(c)	12/11/13	18,500	18,483,964
Federal Home Loan Bank	0.083%	(c)	08/13/13	4,000	3,999,339
Federal Home Loan Bank(n)	0.095%		06/28/13	10,000	9,997,678
Federal Home Loan Bank(n)	0.097%		06/26/13	19,000	18,995,597
Federal Home Loan Bank(n)	0.100%		05/02/13	13,000	12,998,881
Federal Home Loan Bank(n)	0.100%		05/03/13	9,000	8,999,200
Federal Home Loan Bank(n)	0.100%		05/20/13	15,000	14,997,958
Federal Home Loan Bank(n)	0.100%		06/25/13	8,000	7,998,111
Federal Home Loan Bank	0.100%	(c)	09/19/13	30,000	29,996,268
Federal Home Loan Bank	0.105%	(c)	04/04/13	10,000	9,999,959
Federal Home Loan Bank(n)	0.110%		05/28/13	7,000	6,998,781
Federal Home Loan Bank(n)	0.112%		05/15/13	10,000	9,998,631
Federal Home Loan Bank(n)	0.112%		05/15/13	6,000	5,999,047
Federal Home Loan Bank(n)	0.115%		07/01/13	5,000	4,998,547
Federal Home Loan Bank(n)	0.120%		04/02/13	13,000	12,999,957
Federal Home Loan Bank(n)	0.120%		04/12/13	4,000	3,999,853
Federal Home Loan Bank(n)	0.120%		05/31/13	12,000	11,997,600
Federal Home Loan Bank(n)	0.120%		06/05/13	10,000	9,997,833
Federal Home Loan Bank(n)	0.120%		06/06/13	12,000	11,997,361
Federal Home Loan Bank(n)	0.120%		06/12/13	1,000	999,760
Federal Home Loan Bank	0.121%	(c)	01/27/14	7,000	6,996,570
Federal Home Loan Bank(n)	0.131%		05/22/13	10,000	9,998,144
Federal Home Loan Bank(n)	0.132%		05/22/13	20,000	19,996,260
Federal Home Loan Bank(n)	0.132%		05/29/13	7,000	6,998,511
Federal Home Loan Bank(n)	0.135%		05/29/13	13,900	13,896,977
Federal Home Loan Bank(n)	0.137%		05/29/13	18,000	17,996,027
Federal Home Loan Bank(n)	0.138%		05/17/13	14,000	13,997,531
Federal Home Loan Bank(n)	0.140%		04/12/13	8,000	7,999,719
Federal Home Loan Bank(n)	0.140%		06/05/13	10,000	9,997,472
Federal Home Loan Bank(n)	0.145%		07/31/13	5,000	4,997,563
Federal Home Loan Bank(n)	0.150%		09/11/13	10,000	9,999,400
Federal Home Loan Bank	0.154%	(c)	11/26/13	17,000	16,997,755
Federal Home Loan Bank	0.157%	(c)	02/28/14	17,000	16,995,688
Federal Home Loan Bank	0.169%	(c)	11/13/13	12,000	12,000,000
Federal Home Loan Bank	0.174%	(c)	11/26/13	17,000	17,000,000
Federal Home Loan Bank(n)	0.180%		05/10/13	6,000	5,999,285
Federal Home Loan Bank	0.181%	(c)	04/25/13	17,000	17,000,000
Federal Home Loan Bank	1.875%		06/21/13	9,000	9,034,405
Federal Home Loan Mortgage Corp.(n)	0.100%		07/01/13	14,000	13,996,461
Federal Home Loan Mortgage Corp.(n)	0.100%		07/09/13	10,000	9,997,250
Federal Home Loan Mortgage Corp.(n)	0.100%		07/12/13	9,000	8,997,450
Federal Home Loan Mortgage Corp.(n)	0.113%		06/10/13	6,000	5,998,587
Federal Home Loan Mortgage Corp.(n)	0.117%		06/25/13	7,000	6,998,066
Federal Home Loan Mortgage Corp.(n)	0.120%		08/12/13	4,000	3,998,227
Federal Home Loan Mortgage Corp.(n)	0.120%		08/27/13	8,000	7,996,053
Federal Home Loan Mortgage Corp.(n)	0.125%		05/21/13	5,000	4,999,132
Federal Home Loan Mortgage Corp.(n)	0.135%		05/13/13	15,000	14,997,637
Federal Home Loan Mortgage Corp.	0.142%	(c)	09/13/13	81,000	80,990,953
Federal Home Loan Mortgage Corp.(n)	0.150%		04/02/13	19,000	18,999,921
Federal Home Loan Mortgage Corp.	0.153%	(c)	06/17/13	7,000	7,000,015
Federal Home Loan Mortgage Corp.	0.154%	(c)	06/03/13	4,000	4,000,004

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	0.155%	(c)	05/06/13	5,000	$4,999,906
Federal Home Loan Mortgage Corp.(n)	0.160%		04/16/13	14,000	13,999,067
Federal Home Loan Mortgage Corp.(n)	0.160%		04/18/13	31,000	30,997,658
Federal Home Loan Mortgage Corp.(n)	0.160%		06/25/13	13,000	12,995,089
Federal Home Loan Mortgage Corp.(n)	0.160%		10/22/13	5,000	4,995,467
Federal Home Loan Mortgage Corp.(n)	0.160%		10/29/13	19,000	18,982,182
Federal National Mortgage Assoc.(n)	0.080%		05/20/13	9,000	8,999,020
Federal National Mortgage Assoc.(n)	0.100%		07/01/13	20,969	20,963,700
Federal National Mortgage Assoc.(n)	0.110%		07/02/13	25,000	24,992,972
Federal National Mortgage Assoc.(n)	0.110%		07/03/13	13,000	12,996,306
Federal National Mortgage Assoc.(n)	0.110%		07/22/13	8,000	7,997,262
Federal National Mortgage Assoc.(n)	0.115%		07/23/13	10,000	9,996,547
Federal National Mortgage Assoc.(n)	0.115%		07/23/13	5,000	4,998,195
Federal National Mortgage Assoc.(n)	0.120%		05/15/13	10,000	9,998,533
Federal National Mortgage Assoc.(n)	0.120%		07/22/13	7,000	6,997,387
Federal National Mortgage Assoc.(n)	0.120%		08/15/13	11,000	10,995,013
Federal National Mortgage Assoc.(n)	0.130%		08/19/13	14,000	13,992,922
Federal National Mortgage Assoc.(n)	0.140%		07/19/13	12,000	11,994,913
Federal National Mortgage Assoc.(n)	0.150%		04/01/13	9,000	9,000,000
Federal National Mortgage Assoc.(n)	0.150%		05/01/13	17,000	16,997,875
Federal National Mortgage Assoc.(n)	0.150%		05/01/13	10,000	9,998,667
Federal National Mortgage Assoc.(n)	0.160%		05/22/13	5,000	4,998,867
Federal National Mortgage Assoc	0.192%	(c)	08/12/13	5,000	5,000,576
Federal National Mortgage Assoc	1.000%		09/23/13	8,000	8,032,261

TOTAL U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS (cost $921,245,204)					921,245,204

U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bills(n)	0.065%		04/18/13	21,000	20,998,810
U.S. Treasury Bills(n)	0.068%		04/18/13	12,000	11,999,235
U.S. Treasury Bills(n)	0.090%		04/25/13	6,000	5,999,640
U.S. Treasury Bills(n)	0.100%		04/15/13	12,000	11,999,440
U.S. Treasury Bills(n)	0.105%		06/06/13	14,000	13,997,305
U.S. Treasury Bills(n)	0.108%		06/06/13	15,000	14,997,030
U.S. Treasury Bills(n)	0.110%		04/15/13-06/06/13	12,000	11,998,316
U.S. Treasury Bills(n)	0.123%		05/23/13	10,000	9,998,223
U.S. Treasury Bills(n)	0.900%		04/25/13	10,000	9,999,133
U.S. Treasury Notes	0.125%		09/30/13	15,000	15,000,000
U.S. Treasury Notes	0.250%		10/31/13	20,000	20,012,490

TOTAL U.S. TREASURY OBLIGATIONS (cost $146,999,622)					146,999,622

TOTAL INVESTMENTS — 100.6% (cost $2,048,312,435)					2,048,312,435
Liabilities in excess of other assets — (0.6)%					(11,508,992)

NET ASSETS — 100.0%					$2,036,803,443

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securites are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(g)	Indicates a security that has been deemed illiquid.
(m)	Repurchase agreements are collateralized by FNMA (coupon rates 2.50%-6.00%, maturity dates 03/01/19-01/01/43), FHLMC (coupon rates 2.50%-6.00%, maturity dates 09/01/13-12/1/42), GNMA (coupon rates 4.00%-4.50%, maturity dates 10/20/40-05/20/41) and U.S. Treasury Notes (coupon rates 0.25%-2.00%, maturity dates 02/15/16-01/15/26) with the aggregate value, including accrued interest, of $180,950,806.
(n)	Rates shown are the effective yields at purchase date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$ —	$ 322,832,327	$ —
Commercial Paper	—	282,328,184	—
Corporate Bonds	—	142,513,098	—
Repurchase Agreements	—	177,394,000	—
Time Deposits	—	55,000,000	—
U.S. Government Agency/Supra National Obligations	—	921,245,204	—
U.S. Treasury Obligations	—	146,999,622	—
Total	$ —	$2,048,312,435	$ —

AST NEUBERGER BERMAN CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 113.2%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.5%
Banc of America Commercial Mortgage Trust, Series 2006-5, Class A4	Aaa	5.414%		09/10/47	1,539	$1,729,008
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A4	Aa3	5.796%	(c)	06/10/49	2,500	2,862,735
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	Aaa	5.322%		12/11/49	2,000	2,273,364
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B	Aa1	6.206%	(c)	12/10/49	1,165	1,361,833
Commercial Mortgage Pass-Through Certificates, Series 2006-C4, Class A3	Aaa	5.467%		09/15/39	2,454	2,749,575
Commercial Mortgage Trust, Series 2007-GG9, Class A4	Aaa	5.444%		03/10/39	2,000	2,279,788
Commercial Mortgage Trust, Series 2007-GG11, Class A4	BBB+(d)	5.736%		12/10/49	2,000	2,309,648
Commercial Mortgage Trust, Series 2012-CR2, Class XA, IO	Aaa	2.125%	(c)	08/15/45	7,934	998,995
GS Mortgage Securities Trust, Series 2007-GG10, Class A4	A1	5.982%	(c)	08/10/45	2,500	2,860,675
GS Mortgage Securities Trust, Series 2012-GC6, Class XA, IO, 144A	Aaa	2.378%	(c)	01/10/45	6,895	937,969
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4	Aaa	5.814%	(c)	06/12/43	2,500	2,796,953
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3	Aa3	5.336%		05/15/47	2,000	2,251,900
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4	Aaa	5.440%		06/12/47	2,500	2,835,825
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4	Aa2	5.714%	(c)	02/12/49	2,500	2,883,013
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4	A3	6.002%	(c)	06/15/49	2,000	2,296,684
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	Aaa	5.882%	(c)	02/15/51	2,600	3,025,360
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.420%		01/15/49	2,500	2,842,605
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172%	(c)	12/12/49	2,500	2,796,750
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4	Aa2	5.378%		08/12/48	2,500	2,827,833
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4	Aa3	5.810%	(c)	06/12/50	3,000	3,427,068
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class XA, IO	Aaa	1.905%	(c)	02/15/46	19,460	2,197,906
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A4	AAA(d)	5.364%		03/15/44	1,150	1,311,183
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4	AA+(d)	5.809%		12/12/49	1,000	1,166,376
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, IO, 144A	Aaa	1.308%	(c)	03/10/46	12,124	995,827
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3	A1	5.924%	(c)	06/15/49	3,186	3,656,062
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, IO, 144A	Aaa	2.437%	(c)	11/15/45	6,950	983,121
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class XA, IO, 144A	AAA(d)	1.664%	(c)	03/15/45	16,987	1,620,094

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class XA, IO	AAA(d)	1.677%	(c)	03/15/48	16,000	$1,653,584

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $58,995,487)						61,931,734

CORPORATE BONDS — 26.2%

Aerospace & Defense — 0.3%
L-3 Communications Corp., Gtd. Notes	Baa3	3.950%		11/15/16	1,830	1,976,890

Airlines — 0.5%
American Airlines, Equipment Trust, 144A	BBB-(d)	4.000%		07/15/25	1,720	1,724,300
Continental Airlines, Pass-Through Certificates	Baa2	4.000%		10/29/24	1,300	1,358,500

						3,082,800

Auto Manufacturers — 0.4%
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.875%		01/11/18(a)	1,815	1,829,066
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.150%		11/20/15	760	763,124

						2,592,190

Banking — 5.8%
ANZ New Zealand International Ltd. (New Zealand), Bank Gtd. Notes, 144A	Aa3	1.125%		03/24/16	1,405	1,406,272
Bank of America Corp., Sr. Notes	Baa2	1.500%		10/09/15	4,355	4,369,385
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	2.000%		01/11/18	1,840	1,831,247
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.300%		01/11/23	1,135	1,119,177
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN	AA2	0.800%		11/06/15(a)	1,620	1,617,677
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	2.650%		03/02/15	1,570	1,613,359
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Sr. Unsec’d. Notes	Aa2	1.700%		03/19/18	2,290	2,289,064
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.300%		05/03/15	2,595	2,705,355
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%		10/01/37	1,075	1,204,633
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	2.000%		08/15/17(a)	935	953,746
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.450%		03/01/16	1,890	2,009,384
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	1.750%		02/25/16	1,970	1,985,340
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%		09/23/19	1,600	1,839,808
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, MTN	Aa3	1.500%		01/16/18	2,850	2,880,991
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	A1	1.750%		03/19/18	2,745	2,743,625
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes	Aa3	1.500%		01/18/18	1,530	1,528,932
Sumitomo Mitsui Trust Bank Ltd. (Japan), Gtd. Notes, 144A.	A1	1.800%		03/28/18	1,345	1,345,414
Swedbank AB (Sweden), Sr. Unsec’d. Notes, 144A	A2	1.750%		03/12/18(a)	2,665	2,654,500
Wells Fargo & Co., Sub. Notes	A3	3.450%		02/13/23	2,110	2,124,179

						38,222,088

Beverages — 0.9%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%		07/15/22	1,970	1,936,364

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages (cont’d.)
Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes	A3	3.750%	07/15/42	730	$684,268
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	5.500%	01/15/42	1,485	1,653,632
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	3.750%	01/15/22	1,825	1,953,387

					6,227,651

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	4.375%	11/15/42	1,765	1,692,771

Commercial Services — 0.4%
ERAC USA Finance LLC, Gtd. Notes, 144A	Baa1	7.000%	10/15/37	2,065	2,634,636

Computers — 1.1%
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	2.600%	09/15/17(a)	1,220	1,229,460
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	2.650%	06/01/16	2,200	2,243,969
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	4.650%	12/09/21(a)	2,700	2,799,633
NetApp, Inc., Sr. Unsec’d. Notes	Baa1	2.000%	12/15/17	955	960,336

					7,233,398

Diversified Financial Services — 2.6%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.000%	06/12/17	590	605,093
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.250%	09/20/22	1,390	1,437,191
General Electric Capital Corp., Sr. Sec’d. Notes	Aa3	1.000%	12/11/15	955	960,934
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	2.300%	04/27/17	2,670	2,763,049
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.100%	01/09/23	2,410	2,386,052
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22(a)	2,470	2,454,209
Jefferies Group, Inc., Sr. Unsec’d. Notes	Baa2	5.125%	04/13/18	520	566,800
John Deere Capital Corp., Sr. Notes	A2	1.700%	01/15/20	680	669,710
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%	09/13/16	3,745	3,735,814
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	2.625%	01/10/23	1,585	1,581,711

					17,160,563

Electric — 2.1%
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	4.050%	09/15/42	1,675	1,618,988
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	1.625%	08/15/17	1,110	1,119,830
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	4.000%	10/01/20	3,395	3,584,210
Georgia Power Co., Sr. Unsec’d. Notes	A3	4.300%	03/15/42	1,100	1,103,609
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.450%	04/15/42	1,335	1,395,269
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	3.150%	04/01/22	1,060	1,080,088
Public Service Co. of Colorado, First Mortgage	A2	2.250%	09/15/22	1,680	1,657,535
Public Service Electric & Gas Co., Sec’d. Notes, MTN	A1	3.800%	01/01/43(a)	1,500	1,481,492
Southern California Edison Co., First Ref. Mortgage	A1	3.900%	03/15/43	1,065	1,051,973

					14,092,994

Electronic Components & Equipment — 0.1%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	1.850%	01/15/18	945	953,868

Foods — 0.4%
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	1.900%	01/25/18(a)	1,115	1,126,023

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Foods (cont’d.)
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.000%	06/04/42(a)	1,425	$1,527,906

					2,653,929

Healthcare Products — 0.5%
Medtronic, Inc., Sr. Unsec’d. Notes	A2	4.000%	04/01/43	2,065	2,008,648
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	4.750%	04/15/43	1,455	1,482,920

					3,491,568

Healthcare Services — 0.3%
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	2.750%	02/15/23	430	424,164
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	1.875%	01/15/18	1,335	1,352,099

					1,776,263

Insurance — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	4.125%	11/15/42	685	653,954
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	4.500%	02/11/43(a)	1,830	1,844,944
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes	Baa3	5.125%	04/15/22	1,250	1,441,807

					3,940,705

Media — 1.8%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	2.400%	03/15/17	2,075	2,128,251
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	6.000%	08/15/40	1,285	1,369,567
NBCUniversal Enterprise, Inc., Gtd. Notes	A3	1.662%	04/15/18	1,635	1,637,899
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.125%	02/15/21	1,225	1,314,766
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.500%	09/01/41	1,560	1,603,143
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18	1,935	2,381,157
Time Warner, Inc., Gtd. Notes	Baa2	6.100%	07/15/40	1,165	1,350,730

					11,785,513

Metals & Mining — 0.4%
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes	Baa3	4.875%	04/01/21(a)	970	955,876
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 144A	Baa3	3.875%	03/15/23	1,715	1,719,961

					2,675,837

Multimedia — 0.4%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.450%	01/15/43	905	893,172
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	6.400%	04/30/40	1,205	1,527,803

					2,420,975

Office Equipment & Supplies — 0.2%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.500%	05/15/21	1,020	1,090,824

Oil & Gas — 1.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	5.950%	09/15/16	2,225	2,561,213
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.375%	11/06/17	1,635	1,637,171
Marathon Oil Corp., Sr. Unsec’d. Notes	Baa2	2.800%	11/01/22	1,120	1,093,324
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.500%	06/15/38	1,070	1,361,937

					6,653,645

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals — 1.2%
AbbVie, Inc., Gtd. Notes, 144A	Baa1	1.200%	11/06/15	2,205	$2,222,131
AbbVie, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.400%	11/06/42	740	746,100
Express Scripts Holding Co., Gtd. Notes	Baa3	2.650%	02/15/17	4,450	4,661,188

					7,629,419

Pipelines — 0.2%
Enterprise Products Operating LLC, Gtd. Notes	Baa1	4.850%	03/15/44	1,380	1,408,803

Real Estate — 0.2%
American Campus Communities Operating Partnership LP, Gtd. Notes	Baa3	3.750%	04/15/23	1,035	1,041,008

Real Estate Investment Trusts — 0.6%
American Tower Corp., Sr. Unsec’d. Notes	Baa3	3.500%	01/31/23(a)	2,000	1,983,616
Health Care REIT, Inc., Sr. Unsec’d. Notes	Baa2	2.250%	03/15/18	955	963,663
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa2	2.000%	02/15/18	830	834,704

					3,781,983

Semiconductors — 0.4%
TSMC Global Ltd. (British Virgin Islands), Sr. Unsec’d. Notes, 144A	A1	1.625%	04/03/18	2,350	2,341,587

Telecommunications — 2.6%
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes	A2	3.125%	07/16/22	825	809,036
AT&T, Inc., Sr. Unsec’d. Notes	A2	0.800%	12/01/15	2,020	2,015,968
AT&T, Inc., Sr. Unsec’d. Notes	A2	1.400%	12/01/17	2,520	2,502,491
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	2,005	2,476,760
Qwest Corp., Sr. Unsec’d. Notes	Baa3	6.750%	12/01/21	3,340	3,845,656
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa1	3.000%	03/15/23	1,030	1,033,598
Rogers Communications, Inc. (Canada), Gtd. Notes	Baa1	4.500%	03/15/43	805	803,650
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A3	2.125%	05/01/18	1,120	1,123,754
Telefonaktiebolaget LM Ericsson (Sweden), Sr. Unsec’d. Notes	A3	4.125%	05/15/22	2,610	2,713,750

					17,324,663

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	Baa1	2.850%	08/09/22	1,070	1,051,910
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	3.500%	02/11/23	2,180	2,199,271
Reynolds American, Inc., Gtd. Notes	Baa2	3.250%	11/01/22	260	257,060

					3,508,241

Transportation — 0.4%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.450%	03/15/43	1,680	1,699,307
CSX Corp., Sr. Unsec’d. Notes	Baa2	4.100%	03/15/44	745	703,787

					2,403,094

TOTAL CORPORATE BONDS (cost $169,847,263)					171,797,906

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.2%
Federal Farm Credit Banks	1.460%	11/19/19	2,695	$2,675,186
Federal Home Loan Bank	5.500%	07/15/36	2,515	3,368,292
Federal Home Loan Mortgage Corp.	3.500%	01/01/41-06/01/42	7,648	8,063,392
Federal Home Loan Mortgage Corp.	3.500%	TBA	36,705	38,624,844
Federal Home Loan Mortgage Corp.	4.000%	10/01/40-10/01/41	8,276	8,797,132
Federal Home Loan Mortgage Corp.	4.000%	TBA	12,640	13,433,950
Federal Home Loan Mortgage Corp.	4.500%	11/01/39	2,129	2,277,531
Federal Home Loan Mortgage Corp.	5.000%	04/01/40-12/01/41	9,697	10,600,438
Federal Home Loan Mortgage Corp.	5.500%	03/01/28-08/01/40	16,189	17,551,342
Federal Home Loan Mortgage Corp.	6.000%	09/01/13-05/01/40	3,733	4,082,090
Federal National Mortgage Assoc	1.500%	10/23/19	1,740	1,738,603
Federal National Mortgage Assoc	1.550%	10/29/19	6,000	5,991,060
Federal National Mortgage Assoc	1.600%	12/24/20	4,425	4,373,891
Federal National Mortgage Assoc	3.000%	TBA	5,520	5,693,362
Federal National Mortgage Assoc	3.500%	TBA	19,950	21,065,953
Federal National Mortgage Assoc	4.000%	05/01/30-11/01/42	9,483	10,129,879
Federal National Mortgage Assoc	4.000%	TBA	18,650	19,882,649
Federal National Mortgage Assoc	4.500%	10/01/40-11/01/41	10,539	11,415,852
Federal National Mortgage Assoc	4.500%	TBA	28,155	30,332,615
Federal National Mortgage Assoc	5.000%	09/01/33	473	515,240
Federal National Mortgage Assoc	5.500%	12/01/36-09/01/40	4,886	5,347,448
Federal National Mortgage Assoc	6.000%	10/01/37-09/01/40	3,997	4,383,048

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $229,136,057)				230,343,797

U.S. TREASURY OBLIGATIONS — 42.3%
U.S. Treasury Bonds	5.500%	08/15/28	13,510	18,728,238
U.S. Treasury Bonds	6.875%	08/15/25	15,250	23,115,660
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%	04/15/17	17,280	18,887,980
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.500%	04/15/15	12,955	14,455,295
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.125%	01/15/21	4,280	5,309,609
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.000%	01/15/26	9,670	14,595,489
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%	01/15/25	605	991,527
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.875%	04/15/29	925	2,104,244
U.S. Treasury Notes	0.250%	01/31/14-02/28/14	127,535	127,639,579
U.S. Treasury Notes	0.625%	11/30/17	4,925	4,908,457
U.S. Treasury Notes	1.000%	01/15/14	10,000	10,067,190
U.S. Treasury Notes	3.625%	08/15/19	31,140	36,064,013

TOTAL U.S. TREASURY OBLIGATIONS (cost $276,446,051)				276,867,281

TOTAL LONG-TERM INVESTMENTS (cost $734,424,858)				740,940,718

			Shares
SHORT-TERM INVESTMENT — 8.8%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $57,517,143; includes $15,375,572 of cash collateral for securities on loan)(b)(w)			57,517,143	57,517,143

TOTAL INVESTMENTS — 122.0% (cost $791,942,001)				798,457,861
Liabilities in excess of other assets(x) — (22.0)%.				(144,214,335)

NET ASSETS — 100.0%				$654,243,526

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
IO	Interest Only
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $14,994,100; cash collateral of $15,375,572 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)
Long Position:
91	90 Day Euro Dollar	Dec. 2015	$22,515,675	$22,542,975	$ 27,300
Short Positions:
46	2 Year U.S. Treasury Notes	Jun. 2013	10,137,969	10,140,844	(2,875)
315	5 Year U.S. Treasury Notes	Jun. 2013	39,019,500	39,077,227	(57,727)
43	10 Year U.S. Treasury Notes	Jun. 2013	5,654,836	5,675,328	(20,492)
72	30 Year U.S. Treasury Bonds	Jun. 2013	10,369,125	10,401,750	(32,625)
31	30 Year U.S. Ultra Treasury Bonds	Jun. 2013	4,898,388	4,885,406	12,982
					(100,737)
					$ (73,437)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$ —	$ 61,931,734	$ —
Corporate Bonds	—	168,715,106	3,082,800
U.S. Government Agency Obligations	—	230,343,797	—
U.S. Treasury Obligations	—	276,867,281	—
Affiliated Money Market Mutual Fund	57,517,143	—	—
Other Financial Instruments*
Futures	(73,437)	—	—
Total	$57,443,706	$737,857,918	$3,082,800

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS
Aerospace — 1.7%
BE Aerospace, Inc.*	148,500	$8,953,065
HEICO Corp.(a)	83,574	3,627,947

		12,581,012

Beverages — 1.3%
Beam, Inc.	91,500	5,813,910
Monster Beverage Corp.*	80,000	3,819,200

		9,633,110

Biotechnology — 3.0%
Alexion Pharmaceuticals, Inc.*	101,000	9,306,140
Ariad Pharmaceuticals, Inc.*	232,500	4,205,925
Illumina, Inc.*(a)	154,000	8,316,000

		21,828,065

Chemicals — 2.4%
Airgas, Inc.	125,500	12,444,580
Ashland, Inc.	70,000	5,201,000

		17,645,580

Clothing & Apparel — 0.7%
Under Armour, Inc. (Class A Stock)*(a)	95,000	4,864,000

Commercial Services — 5.5%
Advisory Board Co. (The)*(a)	114,500	6,013,540
Alliance Data Systems Corp.*(a)	55,500	8,984,895
Hertz Global Holdings, Inc.*(a)	182,500	4,062,450
Towers Watson & Co. (Class A Stock)	60,000	4,159,200
United Rentals, Inc.*(a)	102,500	5,634,425
Verisk Analytics, Inc. (Class A Stock)*	188,000	11,586,440

		40,440,950

Computer Hardware — 1.0%
Cognizant Technology Solutions Corp. (Class A Stock)*	101,000	7,737,610

Computer Services & Software — 4.2%
Cerner Corp.*(a)	136,000	12,886,000
Informatica Corp.*	153,000	5,273,910
MICROS Systems, Inc.*(a)	137,000	6,234,870
salesforce.com, Inc.*(a)	36,000	6,437,880

		30,832,660

Consumer Products & Services — 1.2%
Church & Dwight Co., Inc.	132,500	8,563,475

Containers & Packaging — 0.8%
Packaging Corp. of America	129,000	5,788,230

Diversified Financial Services — 2.0%
Ocwen Financial Corp.*	185,000	7,015,200
Raymond James Financial, Inc.	170,000	7,837,000

		14,852,200

Electronic Components — 2.2%
AMETEK, Inc.	294,725	12,779,276
Generac Holdings, Inc.(a)	103,500	3,657,690

		16,436,966

Electronics — 1.8%
Trimble Navigation Ltd.*(a)	442,000	13,242,320

Environmental Control — 2.4%
Clean Harbors, Inc.*(a)	71,000	4,124,390

	Shares	Value
COMMON STOCKS (Continued)
Environmental Control (cont’d.)
Stericycle, Inc.*	130,000	$13,803,400

		17,927,790

Financial Services — 1.7%
Affiliated Managers Group, Inc.*(a)	81,000	12,439,170

Financial–Bank & Trust — 1.4%
IntercontinentalExchange, Inc.*(a)	64,561	10,527,962

Foods — 0.8%
Whole Foods Market, Inc.	71,500	6,202,625

Healthcare Products — 1.6%
Cepheid, Inc.*(a)	124,500	4,777,065
Cooper Cos., Inc. (The)	65,000	7,012,200

		11,789,265

Healthcare Services — 1.6%
Community Health Systems, Inc.	88,000	4,170,320
DaVita HealthCare Partners, Inc.*	66,000	7,826,940

		11,997,260

Hotels, Restaurants & Leisure — 1.6%
Buffalo Wild Wings, Inc.*(a)	69,000	6,039,570
Starwood Hotels & Resorts Worldwide, Inc.	88,000	5,608,240

		11,647,810

Household Products/Wares — 1.2%
Fortune Brands Home & Security, Inc.*(a)	232,500	8,702,475

Industrial Products — 4.3%
Fastenal Co.(a)	202,500	10,398,375
Precision Castparts Corp.	37,000	7,015,940
Roper Industries, Inc.	111,500	14,195,065

		31,609,380

Internet Services — 2.5%
Expedia, Inc.	76,000	4,560,760
Rackspace Hosting, Inc.*(a)	110,000	5,552,800
Splunk, Inc.*	110,000	4,403,300
TIBCO Software, Inc.*	180,000	3,639,600

		18,156,460

Machinery — 0.6%
Cummins, Inc.	35,000	4,053,350

Manufacturing — 2.1%
Donaldson Co., Inc.	210,000	7,599,900
Pall Corp.	120,000	8,204,400

		15,804,300

Media — 2.2%
AMC Networks, Inc. (Class A Stock)*	147,500	9,319,050
Discovery Communications, Inc. (Class A Stock)*	85,500	6,732,270

		16,051,320

Medical Supplies & Equipment — 0.6%
Intuitive Surgical, Inc.*	9,000	4,420,710

Oil, Gas & Consumable Fuels — 7.1%
Cabot Oil & Gas Corp.	167,500	11,324,675
Cameron International Corp.*	93,500	6,096,200
Concho Resources, Inc.*	65,000	6,332,950
Core Laboratories NV (Netherlands)	32,200	4,441,024
Denbury Resources, Inc.*(a)	342,500	6,387,625
Oasis Petroleum, Inc.*(a)	142,500	5,424,975

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Oceaneering International, Inc.	79,000	$5,246,390
Oil States International, Inc.*	90,000	7,341,300

		52,595,139

Pharmaceuticals — 4.5%
BioMarin Pharmaceutical, Inc.*	80,000	4,980,800
Catamaran Corp. (Canada)*	247,500	13,124,925
Medivation, Inc.*(a)	80,000	3,741,600
Onyx Pharmaceuticals, Inc.*	38,000	3,376,680
Perrigo Co.	67,000	7,954,910

		33,178,915

Real Estate Management & Development — 1.2%
Jones Lang LaSalle, Inc.	90,000	8,946,900

Retail & Merchandising — 12.4%
Cabela’s, Inc.*(a)	109,000	6,625,020
Dick’s Sporting Goods, Inc.	180,000	8,514,000
Dollar Tree, Inc.*	167,000	8,087,810
Fifth & Pacific Cos., Inc.*	290,000	5,475,200
Lululemon Athletica, Inc.*(a)	80,000	4,988,000
O’Reilly Automotive, Inc.*	81,000	8,306,550
PetSmart, Inc.	74,000	4,595,400
PriceSmart, Inc.(a)	89,000	6,926,870
PVH Corp.	66,000	7,049,460
Ross Stores, Inc.	116,500	7,062,230
Tractor Supply Co.	84,000	8,746,920
Urban Outfitters, Inc.*	210,000	8,135,400
Williams-Sonoma, Inc.(a)	139,000	7,161,280

		91,674,140

Semiconductors — 3.6%
Altera Corp.	107,000	3,795,290
Avago Technologies Ltd. (Singapore)	269,000	9,662,480
Cavium, Inc.*(a)	214,000	8,305,340
Microchip Technology, Inc.	130,000	4,778,800

		26,541,910

Software — 5.7%
ANSYS, Inc.*	127,000	10,340,340
Aspen Technology, Inc.*	220,000	7,103,800
athenahealth, Inc.*(a)	35,000	3,396,400
Citrix Systems, Inc.*	84,500	6,097,520
Concur Technologies, Inc.*(a)	72,000	4,943,520
Red Hat, Inc.*	107,500	5,435,200
Ultimate Software Group, Inc.*	45,500	4,739,280

		42,056,060

Specialty Retail — 1.1%
DSW, Inc. (Class A Stock)(a)	123,500	7,879,300

Telecommunications — 4.2%
Aruba Networks, Inc.*(a)	207,500	5,133,550
Crown Castle International Corp.*	141,500	9,854,060
SBA Communications Corp. (Class A Stock)*(a)	218,500	15,736,370

		30,723,980

Transportation — 4.3%
Canadian Pacific Railway Ltd. (Canada)	59,500	7,762,965
J.B. Hunt Transport Services, Inc.	149,500	11,134,760
Kansas City Southern	75,000	8,317,500

	Shares	Value
COMMON STOCKS (Continued)
Transportation (cont’d.)
LKQ Corp.*	195,000	$4,243,200

		31,458,425

TOTAL LONG-TERM INVESTMENTS (cost $533,370,827)		710,830,824

SHORT-TERM INVESTMENT — 28.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $212,548,540; includes $188,567,414 of cash collateral for securities on loan)(b)(w)	212,548,540	212,548,540

TOTAL INVESTMENTS — 125.3% (cost $745,919,367)		923,379,364
Liabilities in excess of other assets — (25.3)%		(186,280,955)

NET ASSETS — 100.0%		$737,098,409

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $185,458,621; cash collateral of $188,567,414 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$710,830,824	$—	$—
Affiliated Money Market Mutual Fund	212,548,540	—	—

Total	$923,379,364	$—	$—

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS
Aerospace & Defense — 3.7%
Exelis, Inc.	27,300	$297,297
General Dynamics Corp.	57,600	4,061,376
L-3 Communications Holdings, Inc.	61,800	5,000,856
Northrop Grumman Corp.	40,300	2,827,045
Raytheon Co.	45,500	2,674,945
Rockwell Collins, Inc.(a)	68,000	4,292,160
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	138,700	2,633,913

		21,787,592

Agriculture — 0.8%
Archer-Daniels-Midland Co.	97,300	3,281,929
Bunge Ltd. (Bermuda)	20,600	1,520,898

		4,802,827

Auto Parts & Related — 1.9%
Autoliv, Inc.(a)	66,500	4,597,810
Federal-Mogul Corp.*	60,300	363,609
Goodyear Tire & Rubber Co. (The)*	99,500	1,254,695
Lear Corp.	39,400	2,161,878
TRW Automotive Holdings Corp.*	50,800	2,794,000

		11,171,992

Biotechnology — 0.6%
United Therapeutics Corp.*(a)	56,100	3,414,807

Chemicals — 2.7%
Agrium, Inc. (Canada)	18,700	1,823,250
Ashland, Inc.	35,800	2,659,940
Cabot Corp.	50,800	1,737,360
CF Industries Holdings, Inc.	15,400	2,931,698
Eastman Chemical Co.	23,800	1,662,906
Huntsman Corp.	261,400	4,859,426
Kronos Worldwide, Inc.(a)	12,300	192,495

		15,867,075

Commercial Banks — 4.7%
Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	97,500	2,412,150
BB&T Corp.	70,000	2,197,300
Comerica, Inc.	70,800	2,545,260
Fifth Third Bancorp	323,000	5,268,130
Huntington Bancshares, Inc.	891,100	6,585,229
KeyCorp.	366,400	3,649,344
PNC Financial Services Group, Inc.	22,600	1,502,900
Regions Financial Corp.	363,000	2,972,970

		27,133,283

Commercial Services & Supplies — 2.3%
Convergys Corp.	194,000	3,303,820
Corrections Corp. of America	75,648	2,955,567
Lender Processing Services, Inc.	63,500	1,616,710
RR Donnelley & Sons Co.(a)	129,000	1,554,450
Western Union Co. (The)	257,500	3,872,800

		13,303,347

Computer Hardware — 1.8%
Lexmark International, Inc. (Class A Stock)(a)	62,700	1,655,280
Seagate Technology PLC (Ireland)(a)	133,500	4,880,760

	Shares	Value
COMMON STOCKS (Continued)
Computer Hardware (cont’d.)
Western Digital Corp.	80,300	$4,037,484

		10,573,524

Computer Services & Software — 0.7%
Fidelity National Information Services, Inc.	95,200	3,771,824

Construction & Engineering — 1.8%
Engility Holdings, Inc.*	10,300	246,994
KBR, Inc.	123,900	3,974,712
McDermott International, Inc. (Panama)*	128,000	1,406,720
Tutor Perini Corp.*	126,700	2,445,310
URS Corp.	50,600	2,398,946

		10,472,682

Consumer Products & Services — 1.5%
Avery Dennison Corp.	90,150	3,882,761
Whirlpool Corp.	41,500	4,916,090

		8,798,851

Containers & Packaging — 1.5%
Boise, Inc.	256,200	2,218,692
Domtar Corp.	25,100	1,948,262
Owens-Illinois, Inc.*	82,900	2,209,285
Rock-Tenn Co. (Class A Stock)	25,900	2,403,261

		8,779,500

Diversified Financial Services — 1.0%
Discover Financial Services	71,400	3,201,576
Nelnet, Inc. (Class A Stock)	76,900	2,599,220

		5,800,796

Diversified Manufacturing Operations — 0.7%
ITT Corp.	143,500	4,079,705

Electric — 4.6%
AES Corp. (The)	240,200	3,019,314
Ameren Corp.	104,300	3,652,586
Entergy Corp.	65,500	4,142,220
NV Energy, Inc.	176,000	3,525,280
Pinnacle West Capital Corp.	59,300	3,432,877
Portland General Electric Co.	124,600	3,779,118
Public Service Enterprise Group, Inc.	122,400	4,203,216
TECO Energy, Inc.(a)	72,600	1,293,732

		27,048,343

Electronic Components & Equipment — 1.2%
Energizer Holdings, Inc.	42,000	4,188,660
Tech Data Corp.*	55,000	2,508,550

		6,697,210

Electronic Equipment & Instruments — 1.0%
Ingram Micro, Inc. (Class A Stock)*	102,900	2,025,072
TE Connectivity Ltd. (Switzerland)	96,000	4,025,280

		6,050,352

Electronics — 0.9%
Flextronics International Ltd. (Singapore)*	413,100	2,792,556
Tyco International Ltd. (Switzerland)	77,900	2,492,800

		5,285,356

Energy Services — 0.6%
Covanta Holding Corp.	184,700	3,721,705

Entertainment — 0.6%
Dolby Laboratories, Inc. (Class A Stock)(a)	105,900	3,554,004

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Environmental Control — 0.7%
Republic Services, Inc.	122,500	$4,042,500

Finance – Leasing — 0.4%
Aircastle Ltd. (Bermuda)	163,317	2,234,176

Financial Services — 3.3%
Ameriprise Financial, Inc.	84,200	6,201,330
BankUnited, Inc.	113,300	2,902,746
Capital One Financial Corp.	31,500	1,730,925
State Street Corp.	141,100	8,337,599

		19,172,600

Food & Staples Retailing — 3.0%
CVS Caremark Corp.	70,300	3,865,797
Safeway, Inc.(a)	491,750	12,957,612
SUPERVALU, Inc.	130,200	656,208

		17,479,617

Foods — 2.1%
Fresh Del Monte Produce, Inc. (Cayman Islands)	86,900	2,344,562
Kroger Co. (The)	157,600	5,222,864
Smithfield Foods, Inc.*	177,700	4,705,496

		12,272,922

Gas Utilities — 0.8%
Sempra Energy	36,050	2,881,837
UGI Corp.	52,700	2,023,153

		4,904,990

Healthcare Equipment & Supplies — 1.6%
Zimmer Holdings, Inc.	127,500	9,590,550

Healthcare Products — 2.1%
Boston Scientific Corp.*	328,500	2,565,585
Covidien PLC (Ireland)	65,900	4,470,656
Greatbatch, Inc.*	44,900	1,341,163
Hospira, Inc.*(a)	108,000	3,545,640

		11,923,044

Healthcare Services — 2.6%
Aetna, Inc.(a)	98,700	5,045,544
Community Health Systems, Inc.	90,000	4,265,100
Humana, Inc.	66,100	4,568,171
Select Medical Holdings Corp.	124,062	1,116,558

		14,995,373

Home Furnishings — 0.5%
Harman International Industries, Inc.	62,790	2,802,318

Insurance — 7.3%
Aflac, Inc.	36,700	1,909,134
Allstate Corp. (The)	70,800	3,474,156
American Financial Group, Inc.	83,200	3,942,016
Aspen Insurance Holdings Ltd. (Bermuda)(a)	49,500	1,909,710
Endurance Specialty Holdings Ltd. (Bermuda)	38,500	1,840,685
Hartford Financial Services Group, Inc. (The)	99,800	2,574,840
HCC Insurance Holdings, Inc.	50,000	2,101,500
Lincoln National Corp.	125,050	4,077,881
Maiden Holdings Ltd. (Bermuda)	189,700	2,008,923
Montpelier Re Holdings Ltd. (Bermuda)	84,700	2,206,435
PartnerRe Ltd. (Bermuda)	30,900	2,877,099

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Platinum Underwriters Holdings Ltd. (Bermuda)	43,100	$2,405,411
Principal Financial Group, Inc.(a)	82,900	2,821,087
StanCorp Financial Group, Inc.(a)	53,400	2,283,384
Unum Group	139,200	3,932,400
Validus Holdings Ltd. (Bermuda)	63,800	2,384,206

		42,748,867

Internet Services — 0.9%
Symantec Corp.*	215,900	5,328,412

Leisure Equipment & Products — 0.2%
LeapFrog Enterprises, Inc.*	131,510	1,125,726

Machinery & Equipment — 1.7%
AGCO Corp.	92,900	4,841,948
Briggs & Stratton Corp.(a)	89,900	2,229,520
Cummins, Inc.	24,600	2,848,926

		9,920,394

Manufacturing — 0.5%
Crane Co.	49,700	2,776,242

Media — 1.1%
Cablevision Systems Corp. (Class A Stock)(a)	135,226	2,022,981
Gannett Co., Inc.(a)	168,300	3,680,721
Scholastic Corp.(a)	35,500	946,075

		6,649,777

Metals & Mining — 0.9%
Reliance Steel & Aluminum Co.	36,000	2,562,120
Timken Co.	48,600	2,749,788

		5,311,908

Office Equipment & Supplies — 0.5%
Xerox Corp.	360,200	3,097,720

Oil & Gas Equipment & Services — 1.3%
Marathon Petroleum Corp.	83,500	7,481,600

Oil, Gas & Consumable Fuels — 6.6%
Cameron International Corp.*	50,300	3,279,560
Devon Energy Corp.	69,400	3,915,548
Energy Transfer Partners LP	22,859	1,158,723
Hess Corp.	95,100	6,810,111
Marathon Oil Corp.	91,500	3,085,380
Murphy Oil Corp.	66,100	4,212,553
Southwestern Energy Co.*	46,800	1,743,768
Superior Energy Services, Inc.*	42,430	1,101,907
Tesoro Corp.	110,100	6,446,355
Valero Energy Corp.	145,100	6,600,599
W&T Offshore, Inc.(a)	26,700	379,140

		38,733,644

Pharmaceuticals — 2.7%
Cardinal Health, Inc.	150,200	6,251,324
Endo Health Solutions, Inc.*	34,800	1,070,448
McKesson Corp.	20,700	2,234,772
Omnicare, Inc.(a)	104,900	4,271,528
USANA Health Sciences, Inc.*(a)	34,600	1,672,218

		15,500,290

Printing & Publishing — 0.2%
Consolidated Graphics, Inc.*	33,300	1,302,030

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts — 6.2%
Brandywine Realty Trust(a)	253,400	$3,762,990
CBL & Associates Properties, Inc.	188,400	4,446,240
CommonWealth REIT	153,093	3,435,407
Hospitality Properties Trust	158,700	4,354,728
Lexington Realty Trust(a)	322,400	3,804,320
MFA Financial, Inc.	292,900	2,729,828
Pennsylvania Real Estate Investment Trust	112,500	2,181,375
PennyMac Mortgage Investment Trust	88,000	2,278,320
Silver Bay Realty Trust Corp.	8,565	177,295
Starwood Property Trust, Inc.	89,400	2,481,744
Sunstone Hotel Investors, Inc.*	333,600	4,106,616
Two Harbors Investment Corp.	174,800	2,204,228

		35,963,091

Restaurants — 0.2%
Bob Evans Farms, Inc.	33,100	1,410,722

Retail & Merchandising — 5.6%
Best Buy Co., Inc.(a)	327,500	7,254,125
Dillard’s, Inc. (Class A Stock)	30,800	2,419,340
Express, Inc.*	152,000	2,707,120
Foot Locker, Inc.	49,800	1,705,152
GameStop Corp. (Class A Stock)(a)	103,100	2,883,707
Kohl’s Corp.	162,897	7,514,439
Macy’s, Inc.	55,700	2,330,488
RadioShack Corp.	107,700	361,872
Stage Stores, Inc.	49,700	1,286,236
Staples, Inc.	290,900	3,906,787

		32,369,266

Security & Alarm Services — 0.6%
Brink’s Co. (The)	118,828	3,358,079

Semiconductors — 0.7%
Amkor Technology, Inc.*(a)	321,928	1,287,712
GT Advanced Technologies, Inc.*(a)	147,900	486,591
Marvell Technology Group Ltd. (Bermuda)*	203,400	2,151,972

		3,926,275

Software — 2.5%
Allscripts Healthcare Solutions, Inc.*	9,450	128,425
BMC Software, Inc.*	87,100	4,035,343
CA, Inc.	130,200	3,277,134
Nuance Communications, Inc.*(a)	206,700	4,171,206
VeriFone Systems, Inc.*	143,900	2,975,852

		14,587,960

Telecommunications — 2.4%
Amdocs Ltd. (Guernsey)	191,700	6,949,125
Comtech Telecommunications Corp.	45,646	1,108,285
Harris Corp.	92,200	4,272,548
Vonage Holdings Corp.*	479,900	1,386,911

		13,716,869

Thrifts & Mortgage Finance — 0.8%
People’s United Financial, Inc.(a)	323,300	4,345,152

Utilities — 1.4%
American Electric Power Co., Inc.	80,600	3,919,578
CenterPoint Energy, Inc.	179,600	4,303,216

		8,222,794

TOTAL LONG-TERM INVESTMENTS (cost $450,811,582)		559,409,683

	Shares	Value
SHORT-TERM INVESTMENT — 17.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $104,337,035; includes $80,751,135 of cash collateral for securities on loan)(b)(w)	104,337,035	$104,337,035

TOTAL INVESTMENTS — 113.9% (cost $555,148,617)		663,746,718
Liabilities in excess of other assets — (13.9)%		(80,764,045)

NET ASSETS — 100.0%		$582,982,673

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $79,072,245; cash collateral of $80,751,135 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$559,409,683	$—	$—
Affiliated Money Market Mutual Fund	104,337,035	—	—

Total	$663,746,718	$—	$—

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.9%
COMMON STOCKS — 67.0%
Advertising — 0.1%
WPP PLC (United Kingdom)	24,098	$384,100

Aerospace & Defense — 0.5%
Saab AB (Sweden)	24,699	534,418
United Technologies Corp.	21,220	1,982,585

		2,517,003

Agriculture — 0.2%
Imperial Tobacco Group PLC (United Kingdom)	21,206	740,775

Airlines — 0.2%
Ryanair Holdings PLC (Ireland), ADR	20,900	873,202

Apparel — 0.1%
Adidas AG (Germany)	4,853	503,515

Auto Parts & Equipment — 0.9%
Aisin Seiki Co. Ltd. (Japan)	24,500	903,107
Cie Generale des Etablissements Michelin
(France) (Class B Stock)	8,200	685,856
Denso Corp. (Japan)	20,400	866,765
Hyundai Mobis (South Korea)	1,852	519,903
Pirelli & C. SpA (Italy)	38,069	399,419
UMW Holdings Bhd (Malaysia)	122,600	530,547
Weichai Power Co. Ltd. (China) (Class H Stock)	131,600	439,862

		4,345,459

Beverages — 1.1%
Carlsberg A/S (Denmark) (Class B Stock)	7,700	749,295
Diageo PLC (United Kingdom)	25,309	797,961
Heineken Holding NV (Netherlands)	7,500	480,599
Kirin Holdings Co. Ltd. (Japan)	72,300	1,162,469
PepsiCo, Inc.	21,995	1,740,024

		4,930,348

Building Materials — 0.1%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	124,500	415,094

Chemicals — 2.9%
Air Water, Inc. (Japan)	57,900	807,496
Arkema SA (France)	8,797	800,291
Bayer AG (Germany)	4,752	490,173
Dow Chemical Co. (The)	72,990	2,324,002
E.I. du Pont de Nemours & Co	43,940	2,160,090
Ecolab, Inc.	23,428	1,878,457
Johnson Matthey PLC (United Kingdom)	22,477	785,515
Kuraray Co. Ltd. (Japan)	62,400	879,924
Lonza Group AG (Switzerland)*	3,000	194,670
Praxair, Inc.	30,505	3,402,528

		13,723,146

Commercial Banks — 3.3%
Akbank TAS (Turkey)	91,584	480,875
Banco Bradesco SA (Brazil), ADR	24,850	422,954
Banco do Brasil SA (Brazil)	34,800	471,520
BanColombia SA (Colombia), ADR	7,219	456,602
Bangkok Bank PCL (Thailand)	81,900	623,213
BB&T Corp	39,490	1,239,591
CIT Group, Inc.*	63,135	2,745,110
Credit Suisse Group AG (Switzerland), ADR	12,372	324,146
DnB ASA (Norway)	48,759	715,012

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Erste Group Bank AG (Austria)*	11,401	$317,571
Fukuoka Financial Group, Inc. (Japan)	161,300	808,771
ICICI Bank Ltd. (India), ADR(a)	22,176	951,350
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	394,000	277,099
Komercni Banka A/S (Czech Republic)	1,456	277,977
Societe Generale SA (France)*	8,892	292,137
Turkiye Garanti Bankasi A/S (Turkey)	41,967	222,674
U.S. Bancorp	49,760	1,688,357
Wells Fargo & Co.	83,720	3,096,803

		15,411,762

Commercial Services — 2.2%
DeVry, Inc.(a)	22,310	708,343
Equifax, Inc.(a)	30,600	1,762,254
Euronet Worldwide, Inc.*	25,283	665,954
Genpact Ltd. (Bermuda)	82,929	1,508,479
MasterCard, Inc. (Class A Stock)	4,580	2,478,375
Quanta Services, Inc.*	65,680	1,877,134
Secom Co. Ltd. (Japan)	11,400	588,360
SIA Engineering Co. Ltd. (Singapore)	161,900	619,601

		10,208,500

Computer Services & Software — 0.5%
Accenture PLC (Ireland) (Class A Stock)	27,659	2,101,254

Computers — 3.6%
Apple, Inc.	13,357	5,912,209
Cognizant Technology Solutions Corp. (Class A Stock)*	52,106	3,991,840
Computer Sciences Corp.	56,940	2,803,156
Hewlett-Packard Co.	61,580	1,468,067
Mercury Systems, Inc.*	19,180	141,356
NetApp, Inc.*	72,487	2,476,156

		16,792,784

Containers & Packaging — 0.2%
Gerresheimer AG (Germany)	5,451	313,210
Rexam PLC (United Kingdom)	97,584	782,149

		1,095,359

Cosmetics/Personal Care — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	37,891	2,426,161

Distribution/Wholesale — 0.7%
Fossil, Inc.*	16,895	1,632,057
Inchcape PLC (United Kingdom)	109,500	836,062
Mitsubishi Corp. (Japan)	44,800	843,757

		3,311,876

Diversified Financial Services — 3.4%
BlackRock, Inc.	11,930	3,064,578
Charles Schwab Corp. (The)	149,230	2,639,879
Citigroup, Inc.	11,030	487,967
CME Group, Inc.	66,085	4,056,958
GAM Holding AG (Switzerland)*	46,822	791,629
JPMorgan Chase & Co.	48,020	2,279,029
ORIX Corp. (Japan)	102,000	1,302,333
State Street Corp.	24,310	1,436,478

		16,058,851

Diversified Machinery — 0.5%
Roper Industries, Inc.	17,046	2,170,126

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric — 0.6%
Edison International	58,340	$2,935,669

Electronic Components & Equipment — 0.6%
Flextronics International Ltd.*	101,300	684,788
Hitachi Ltd. (Japan)	280,900	1,639,899
Prysmian SpA (Italy)	29,361	604,066

		2,928,753

Electronics — 2.2%
Agilent Technologies, Inc.	80,100	3,361,797
Amphenol Corp. (Class A Stock)	27,978	2,088,558
Koninklijke Philips Electronics NV (Netherlands)	34,600	1,023,869
National Instruments Corp.	42,696	1,398,294
TE Connectivity Ltd. (Switzerland)	55,300	2,318,729

		10,191,247

Engineering & Construction — 2.0%
Fluor Corp.	41,793	2,772,130
Hochtief AG (Germany)*	5,241	340,881
Koninklijke Boskalis Westminster NV (Netherlands)	14,500	576,008
McDermott International, Inc. (Panama)*	218,320	2,399,337
URS Corp.	57,460	2,724,179
Vinci SA (France)	16,600	747,843

		9,560,378

Entertainment & Leisure — 0.2%
Carnival Corp. (Panama)	14,189	486,683
TUI AG (Germany)*	45,260	485,658

		972,341

Environmental Control — 1.0%
Republic Services, Inc.	71,660	2,364,780
Stericycle, Inc.*	20,866	2,215,552

		4,580,332

Financial–Bank & Trust — 0.3%
HSBC Holdings PLC (United Kingdom), (QMTF)	35,677	380,823
HSBC Holdings PLC (United Kingdom), (XHKG)	102,700	1,102,974

		1,483,797

Food — 1.3%
Aryzta AG (Switzerland)*	12,312	726,944
First Pacific Co. Ltd. (Hong Kong)	602,200	816,319
Kraft Foods Group, Inc.	13,876	715,030
Mondelez International, Inc. (Class A Stock)	50,150	1,535,091
Nestle SA (Switzerland)	9,497	686,789
Unilever PLC (United Kingdom)	43,384	1,835,216

		6,315,389

Healthcare Products — 1.5%
Covidien PLC (Ireland)	28,210	1,913,766
Getinge AB (Sweden)	25,807	788,085
IDEXX Laboratories, Inc.*(a)	16,982	1,568,967
Intuitive Surgical, Inc.*	4,641	2,279,613
Mindray Medical International Ltd. (China), ADR(a)	12,696	507,078

		7,057,509

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Services — 2.7%
Aetna, Inc.(a)	70,300	$3,593,736
Covance, Inc.*	22,318	1,658,674
DaVita HealthCare Partners, Inc.*	16,385	1,943,097
ICON PLC (Ireland)*	19,086	616,287
UnitedHealth Group, Inc.	84,150	4,814,221

		12,626,015

Holding Companies–Diversified — 0.3%
Exor SpA (Italy)	21,500	600,529
Noble Group Ltd. (Singapore)	802,000	790,171

		1,390,700

Home Furnishings — 0.2%
Harman International Industries, Inc.	13,473	601,300
Sony Corp. (Japan)	31,000	539,426

		1,140,726

Hotels & Motels — 0.2%
Kangwon Land, Inc. (South Korea)	28,970	803,059

Industrial Products — 0.7%
Ingersoll-Rand PLC (Ireland)	63,030	3,467,280

Insurance — 4.4%
Allianz SE (Germany)	7,121	967,120
Allstate Corp. (The)	41,910	2,056,524
American International Group, Inc.*	128,776	4,999,084
AON PLC (United Kingdom)	42,960	2,642,040
Berkshire Hathaway, Inc. (Class B Stock)*	22,400	2,334,080
Delta Lloyd NV (Netherlands)	9,400	161,221
Euler Hermes SA (France)	7,601	700,256
Everest Re Group Ltd. (Bermuda)	5,145	668,130
Marsh & McLennan Cos., Inc.	97,320	3,695,240
Reinsurance Group of America, Inc.	19,870	1,185,643
Resolution Ltd. (Guernsey)	175,360	726,081
Zurich Insurance Group AG (Switzerland)*	2,342	651,803

		20,787,222

Internet — 0.7%
Google, Inc. (Class A Stock)*	4,049	3,215,027

Investment Companies — 0.4%
Investment AB Kinnevik (Sweden) (Class B Stock)	30,303	734,260
Investor AB (Sweden) (Class B Stock)	35,384	1,021,901

		1,756,161

Machinery–Construction & Mining — 0.1%
Komatsu Ltd. (Japan)	21,100	504,654

Media — 1.7%
British Sky Broadcasting Group PLC (United Kingdom)	55,700	747,316
Comcast Corp. (Special Class A Stock)	80,070	3,172,373
Jupiter Telecommunications Co. Ltd. (Japan)	107	140,151
Lagardere SCA (France)	22,000	810,068
Time Warner, Inc.	44,580	2,568,700
Wolters Kluwer NV (Netherlands)	21,477	468,980

		7,907,588

Metals & Mining — 1.0%
Barrick Gold Corp. (Canada)	27,900	819,546
BHP Billiton Ltd. (Australia), ADR(a)	8,049	550,793
BHP Billiton PLC (United Kingdom), ADR	13,500	783,810

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Coeur d’Alene Mines Corp.*(a)	56,680	$1,068,985
Nippon Steel & Sumitomo Metal Corp. (Japan)	126,000	320,933
Norsk Hydro ASA (Norway)(a)	70,754	305,754
POSCO (South Korea)	970	285,444
Rio Tinto PLC (United Kingdom), ADR(a)	11,617	546,928

		4,682,193

Miscellaneous Manufacturers — 1.1%
Danaher Corp.	37,606	2,337,213
Parker Hannifin Corp.(a)	20,050	1,836,179
Siemens AG (Germany)	10,905	1,174,623

		5,348,015

Oil & Gas — 6.9%
Apache Corp.	24,690	1,905,080
BP PLC (United Kingdom), ADR	19,900	842,765
Chesapeake Energy Corp.(a)	45,790	934,574
Chevron Corp.	28,460	3,381,617
China Oilfield Services Ltd. (China) (Class H Stock)	270,000	567,478
ConocoPhillips	13,740	825,774
Core Laboratories NV (Netherlands)	23,628	3,258,774
Eni SpA (Italy)	43,900	986,473
Etablissements Maurel et Prom (France)	21,381	373,562
Exxon Mobil Corp.	13,280	1,196,661
FMC Technologies, Inc.*	44,640	2,427,970
Gazprom OAO (Russia), ADR	42,637	364,546
Halliburton Co.	43,070	1,740,459
Marathon Oil Corp.	27,440	925,277
National Grid PLC (United Kingdom)	72,116	838,265
National Oilwell Varco, Inc.	47,052	3,328,929
Noble Corp.	29,100	1,110,165
Phillips 66	14,440	1,010,367
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XEQT)	10,484	338,527
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XLON)	24,737	800,223
Schlumberger Ltd. (Netherlands)	29,750	2,227,977
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	6,639	664,819
Statoil ASA (Norway), ADR	21,358	525,834
Transocean Ltd. (Switzerland)*	10,788	560,544
Whiting Petroleum Corp.*	24,015	1,220,923

		32,357,583

Paper & Forest Products — 0.8%
International Paper Co.	38,500	1,793,330
Smurfit Kappa Group PLC (Ireland)	63,368	1,038,913
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	40,909	1,054,655

		3,886,898

Pharmaceuticals — 4.2%
Abbott Laboratories	62,150	2,195,138
AbbVie, Inc.	56,025	2,284,700
AstraZeneca PLC (United Kingdom)	8,700	436,170
Endo Health Solutions, Inc.*	79,580	2,447,881
Express Scripts Holding Co.*	51,809	2,986,789
Forest Laboratories, Inc.*	33,100	1,259,124
Mead Johnson Nutrition Co.	30,027	2,325,591
Novartis AG (Switzerland)	16,867	1,198,440

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Novartis AG (Switzerland), ADR(a)	8,667	$617,437
Roche Holding AG (Switzerland)	2,797	651,150
Sanofi (France)	9,358	950,890
Shire PLC (United Kingdom)	24,811	755,493
Teva Pharmaceutical Industries Ltd. (Israel), ADR	40,220	1,595,930

		19,704,733

Pipelines — 0.3%
APA Group (Australia)	103,499	643,961
Williams Cos., Inc. (The)	24,980	935,751

		1,579,712

Real Estate — 0.2%
Conwert Immobilien Invest SE (Austria)	22,820	248,641
Daito Trust Construction Co. Ltd. (Japan)	4,600	394,748
UOL Group Ltd. (Singapore)	20,800	117,457

		760,846

Retail — 3.9%
Costco Wholesale Corp.	16,601	1,761,532
CVS Caremark Corp.	90,165	4,958,173
Daphne International Holdings Ltd. (China)	360,000	453,780
Kingfisher PLC (United Kingdom)	178,361	779,972
Kohl’s Corp.	51,615	2,381,000
Lowe’s Cos., Inc.	45,050	1,708,296
Nitori Holdings Co. Ltd. (Japan)	11,300	872,436
Starbucks Corp.	46,356	2,640,438
USS Co. Ltd. (Japan)	5,670	652,089
Wal-Mart Stores, Inc.	28,740	2,150,614

		18,358,330

Semiconductors — 1.6%
Advanced Semiconductor Engineering, Inc. (Taiwan)	603,723	494,124
ARM Holdings PLC (United Kingdom), ADR	31,261	1,324,529
QUALCOMM, Inc.	40,522	2,712,948
Samsung Electronics Co. Ltd. (South Korea)	324	441,622
Texas Instruments, Inc.	74,030	2,626,584

		7,599,807

Software — 2.3%
Amadeus IT Holding SA (Spain) (Class A Stock)	53,853	1,454,843
ANSYS, Inc.*	18,580	1,512,784
Citrix Systems, Inc.*	19,120	1,379,699
Electronic Arts, Inc.*	97,165	1,719,822
Microsoft Corp.	108,580	3,106,474
salesforce.com, Inc.*(a)	8,521	1,523,810

		10,697,432

Telecommunications — 2.1%
CenturyLink, Inc.(a)	62,170	2,184,032
Cisco Systems, Inc.	94,330	1,972,440
Inmarsat PLC (United Kingdom)	33,781	360,585
Nippon Telegraph & Telephone Corp. (Japan)	21,300	929,949
Rogers Communications, Inc. (Canada)	7,136	364,364
SK Telecom Co. Ltd. (South Korea)	3,827	621,927
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	61,000	760,095

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Vivendi SA (France)	33,858	$699,407
Vodafone Group PLC (United Kingdom)	397,663	1,127,496
Windstream Corp.	87,760	697,692

		9,717,987

Transportation — 0.3%
China Shipping Container Lines Co. Ltd. (China) (Class H Stock)*	999,000	271,666
Hanjin Shipping Co. Ltd. (South Korea)*	11,640	110,929
Kintetsu World Express, Inc. (Japan)	17,500	651,142
Orient Overseas International Ltd. (Hong Kong)	87,000	589,254

		1,622,991

Water — 0.2%
Guangdong Investment Ltd. (China)	983,900	865,199

TOTAL COMMON STOCKS (cost $277,300,036)		314,814,888

EXCHANGE TRADED FUNDS — 0.7%
iShares MSCI EAFE Index Fund	11,120	655,858
iShares MSCI United Kingdom Index Fund(a)	20,247	369,913
iShares Russell 1000 Value Index Fund	25,650	2,082,011

TOTAL EXCHANGE TRADED FUNDS (cost $2,828,229)		3,107,782

PREFERRED STOCK — 0.1%
Commercial Banks
Sberbank of Russia (Russia), (PRFC)* (cost $417,586)	196,300	520,195

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.0%
AmeriCredit Automobile Receivables Trust,
Series 2011-1, Class A3
1.390%	09/08/15	Aaa	176	176,927
Series 2012-1, Class C
2.670%	01/08/18	Aa3	100	104,145
Series 2012-1, Class D
4.720%	03/08/18	Baa2	202	219,936
Series 2012-2, Class D
3.380%	04/09/18	Baa1	67	70,124
Series 2012-3, Class C
2.420%	05/08/18	Aa3	237	244,279
Series 2012-3, Class D
3.030%	07/09/18	Baa1	131	136,376
Series 2012-4, Class C
1.930%	08/08/18	A+(d)	93	94,352
Series 2012-5, Class C
1.690%	11/08/18	A+(d)	212	213,529
Series 2013-1, Class C
1.570%	01/08/19	A+(d)	54	54,129
Asset Backed Funding Certificates,
Series 2005-AQ1, Class A6
4.780%	06/25/35	BB(d)	175	180,442
Bear Stearns Asset Backed Securities I Trust 2004-Bo1,
Series 2004-BO1, Class M4
1.404%(c)	10/25/34	Baa1	47	44,649

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Capital Auto Receivables Asset Trust,
Series 2013-1, Class B
1.290%	04/20/18	Aa1	54	$53,950
Capital One Multi-Asset Execution Trust,
Series 2005-B1, Class B1
4.900%	12/15/17	A2	249	267,583
Centex Home Equity,
Series 2004-D, Class AF5
5.350%	09/25/34	A1	85	90,661
Series 2005-C, Class AF5
5.048%	06/25/35	Aa3	217	220,484
Ford Credit Auto Owner Trust,
Series 2012-D, Class C
1.230%	08/15/18	AA(d)	125	124,630
HLSS Servicer Advance Receivables Backed Notes,
Series 2013-T1, Class A1, 144A
0.898%	01/15/44	AAA(d)	270	270,270
Hyundai Auto Receivables Trust,
Series 2012-A, Class D
2.610%	05/15/18	Baa2	47	48,001
Series 2012-C, Class B
1.060%	06/15/18	Aa2	99	98,831
RAMP Trust,
Series 2004-RS3, Class AI4
5.335%(c)	03/25/34	Baa1	421	452,650
Santander Drive Auto Receivables Trust,
Series 2010-3, Class B
2.050%	05/15/15	AA+(d)	185	185,406
Series 2012-4, Class C
2.940%	12/15/17	Aa3	298	306,077
Series 2012-5, Class C
2.700%	08/15/18	A1	89	92,887
Series 2012-6, Class C
1.940%	03/15/18	A1	59	59,637
Series 2013-1, Class C
1.760%	01/15/19	A(d)	252	251,908
Series 2013-2, Class C
1.950%	03/15/19	A2	415	414,809
SLM Student Loan Trust,
Series 2013-A, Class A1, 144A
0.803%(c)	08/15/22	Aaa	127	126,999

TOTAL ASSET-BACKED SECURITIES (cost $4,583,323)				4,603,671

CERTIFICATES OF DEPOSIT — 0.6%
Ally Bank
1.150%	08/03/15		245	246,443
American Express Centurion Bank
1.700%	07/26/17		245	248,832
Barclays Bank Delaware
1.100%(c)	03/26/18		245	245,000
BMW Bank of North America
1.000%	09/21/15		250	251,313
CIT Bank
2.100%	07/25/19		245	249,826
Compass Bank
1.150%	06/29/15		245	246,540
Discover Bank
1.800%	06/27/17		245	249,016

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT (Continued)
GE Capital Bank
1.350%	06/22/16		245	246,566
GE Capital Retail Bank
1.800%	06/22/17		245	249,775
Goldman Sachs Bank USA
1.800%	06/27/17		245	248,510
Sallie Mae Bank
1.750%	08/15/17		247	250,896
State Bank of India (India)
0.900%	01/25/16		245	244,961

TOTAL CERTIFICATES OF DEPOSIT (cost $2,929,632)				2,977,678

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.2%
Banc of America Commercial Mortgage Trust,
Series 2006-6, Class AM
5.390%	10/10/45	Ba1	279	304,734
Series 2007-4, Class AM
5.821%(c)	02/10/51	BB+(d)	395	452,322
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-2, Class A5
4.857%(c)	07/10/43	Aaa	204	218,806
Series 2005-5, Class A4
5.115%(c)	10/10/45	Aaa	375	410,521
Series 2006-1, Class A4
5.372%(c)	09/10/45	Aaa	300	332,295
Bear Stearns Commercial Mortgage Securities Trust,
Series 2006-T22, Class AJ
5.581%(c)	04/12/38	Aa3	86	94,521
CD 2005-CD1 Commercial Mortgage Trust,
Series 2005-CD1, Class AJ
5.219%(c)	07/15/44	A3	267	286,349
CFCRE Commercial Mortgage Trust,
Series 2011-C2, Class A4
3.834%	12/15/47	Aaa	409	445,624
Citigroup Commercial Mortgage Trust,
Series 2004-C1, Class A4
5.360%(c)	04/15/40	Aaa	41	42,529
Commercial Mortgage Pass-Through Certificates,
Series 2006-C1, Class AJ
5.407%(c)	02/15/39	A-(d)	359	390,944
Series 2012-CR2, Class A4
3.147%	08/15/45	Aaa	87	90,291
Series 2013-WWP, Class B, 144A
3.726%	03/10/23	AA-(d)	301	308,525
Commercial Mortgage Trust,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	Aa2	135	147,336
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3, Class AJ
4.771%	07/15/37	Baa1	222	229,014
Series 2005-C6, Class AJ
5.230%(c)	12/15/40	A2	226	242,529
Extended Stay America Trust,
Series 2013-ESFL, Class A2FL, 144A
0.904%(c)	12/05/31	Aaa	120	120,102
Series 2013-ESH7, Class A17, 144A
2.295%	12/05/31	Aaa	240	239,592

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K502, Class A2
1.426%(c)	08/25/17	Aaa	253	$257,484
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C2, Class A2
5.450%(c)	05/10/40	AAA(d)	257	258,787
GS Mortgage Securities Corp. II,
Series 2004-GG2, Class A6
5.396%(c)	08/10/38	Aaa	119	124,287
Series 2005-GG4, Class A4
4.761%	07/10/39	Aa1	375	400,021
Series 2005-GG4, Class A4A
4.751%	07/10/39	Aaa	250	266,162
Series 2011-GC5, Class A4
3.707%	08/10/44	Aaa	258	279,946
Series 2013-G1, Class A2
3.557%(c)	04/10/31	AAA(d)	385	391,356
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP5, Class A4
5.201%(c)	12/15/44	Aaa	100	109,609
Series 2011-CCHP, Class B, 144A
3.500%(c)	07/15/28	Aaa	400	401,372
Series 2013-C10, Class A5
3.143%	12/15/47	AAA(d)	261	267,087
JPMorgan Mortgage Trust,
Series 2013-1, Class 2A2, 144A
2.500%(c)	03/01/43	NR	434	441,283
LB-UBS Commercial Mortgage Trust,
Series 2006-C1, Class A4
5.156%	02/15/31	AAA(d)	51	56,127
Series 2006-C4, Class AM
5.886%(c)	06/15/38	A2	251	280,496
Series 2006-C6, Class AJ
5.452%(c)	09/15/39	Baa2	299	322,875
Series 2007-C1, Class AM
5.455%	02/15/40	BB-(d)	174	196,354
Morgan Stanley Capital I, Inc.,
Series 2006-HQ9, Class AJ
5.793%(c)	07/12/44	BBB+(d)	270	295,128
Series 2008-T29, Class A4
6.275%(c)	01/11/43	AA(d)	456	550,220
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	Aaa	60	63,706
Series 2012-C4, Class A3
2.533%	12/10/45	AAA(d)	84	85,019
Series 2013-C5, Class A4
3.185%	03/10/46	Aaa	203	208,145
Series 2013-C5, Class AAB
2.687%	03/10/46	Aaa	90	93,020
VNO Mortgage Trust,
Series 2012-6AVE, Class A, 144A
2.996%	11/15/30	AAA(d)	101	101,679
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C17, Class A4
5.083%(c)	03/15/42	Aaa	29	31,017

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class A4, 144A
4.869%(c)	02/15/44		Aaa	123	$142,989
Series 2013-C12, Class A4
3.037%(c)	03/15/45		AAA(d)	247	254,598

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $10,249,307)					10,234,801

CORPORATE BONDS — 10.0%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	03/15/22	(a)	Baa3	60	60,408
Omnicom Group, Inc.,
Gtd. Notes
3.625%	05/01/22		Baa1	180	183,999

					244,407

Aerospace & Defense — 0.1%
BE Aerospace, Inc.,
Sr. Unsec’d. Notes
6.875%	10/01/20		Ba2	95	105,094
Lockheed Martin Corp.,
Unsec’d. Notes, 144A
4.070%	12/15/42		Baa1	140	128,040
Spirit Aerosystems, Inc.,
Gtd. Notes
7.500%	10/01/17		Ba3	105	111,563

					344,697

Agriculture
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.650%	05/16/18		A2	130	156,097

Airlines
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
9.250%	08/01/15		B2	140	149,100

Auto Parts & Equipment
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.750%	02/15/21		B2	75	82,125
Delphi Corp.,
Gtd. Notes
5.000%	02/15/23	(a)	Ba1	40	42,300
5.875%	05/15/19	(a)	Ba1	100	108,000

					232,425

Automobiles — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	(a)	Baa3	372	346,221

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22		A3	161	158,251

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
3.150%	11/15/20		Aa3		300	$324,059
Molson Coors Brewing Co.,
Gtd. Notes
5.000%	05/01/42		Baa2		145	153,520
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20		Aa3		300	321,240

						957,070

Biotechnology
Life Technologies Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/20		Baa3		100	112,194

Building & Construction
Ryland Group, Inc. (The),
Gtd. Notes
5.375%	10/01/22		B1		25	25,563

Chemicals — 0.1%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	04/15/18		Ba1		65	65,813
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22		Ba2		80	80,200
CF Industries, Inc.,
Gtd. Notes
6.875%	05/01/18		Baa3		284	340,275

						486,288

Coal
CONSOL Energy, Inc.,
Gtd. Notes
8.250%	04/01/20	(a)	B1		100	110,750

Commercial Banks — 1.3%
Ally Financial, Inc.,
Gtd. Notes
5.500%	02/15/17	(a)	B1		125	135,218
Bank of America Corp.,
Jr. Sub. Notes
8.000%(c)	12/29/49	(a)	B1		110	123,618
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18		Baa2		490	487,669
3.300%	01/11/23		Baa2		365	359,912
Canadian Imperial Bank of Commerce (Canada),
Deposit Notes
2.650%	11/08/16		Aa3	CAD	377	380,811
Fifth Third Bancorp,
Sr. Unsec’d. Notes
0.900%	02/26/16		A3		300	299,797
Sub. Notes
4.500%	06/01/18		Baa2		372	412,847
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	02/13/23		Aaa		346	346,194
Sr. Unsec’d. Notes, MTN
3.625%	02/20/18		Aaa	NZD	314	262,609

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	(a)	Baa1	150	$174,632
PNC Funding Corp.,
Bank Gtd. Notes
3.300%	03/08/22	(a)	A3	592	610,398
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.750%	06/15/15		Ba1	115	124,787
7.750%	11/10/14		Ba1	150	165,372
US Bancorp,
Jr. Sub. Notes
3.442%	02/01/16		A3	654	696,070
Sub. Notes, MTN
2.950%	07/15/22		A2	247	245,821
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.625%	12/11/17	(a)	A2	268	317,001
Sub. Notes
3.450%	02/13/23		A3	180	181,210
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
4.875%	11/19/19		Aa2	190	222,139
Zions Bancorporation,
Sr. Unsec’d. Notes
4.000%	06/20/16		BBB-(d)	85	87,356
4.500%	03/27/17		BBB-(d)	295	315,098

					5,948,559

Commercial Services — 0.3%
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20	(a)	Ba2	110	119,075
Lender Processing Services, Inc.,
Gtd. Notes
5.750%	04/15/23		Ba2	75	78,187
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22		A2	245	247,914
PHH Corp.,
Sr. Unsec’d. Notes
9.250%	03/01/16		Ba2	135	157,613
President and Fellows of Harvard College,
Unsec’d. Notes
6.300%	10/01/37		Aaa	414	476,778
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
5.500%	05/15/15		Ba3	70	74,287
Service Corp. International,
Sr. Unsec’d. Notes
6.750%	04/01/16		Ba3	40	44,800

					1,198,654

Computers — 0.1%
iGATE Corp.,
Gtd. Notes
9.000%	05/01/16	(a)	B2	100	108,875

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers (cont’d.)
International Business Machines Corp.,
Sr. Unsec’d. Notes
5.700%	09/14/17		Aa3	350	$418,762
Stream Global Services, Inc.,
Sr. Sec’d. Notes
11.250%	10/01/14		B1	145	150,075

					677,712

Containers & Packaging
Ball Corp.,
Gtd. Notes
5.750%	05/15/21		Ba1	131	141,480
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23		Ba2	10	9,700
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16		Ba3	60	69,000

					220,180

Distribution/Wholesale — 0.1%
Glencore Funding LLC,
Gtd. Notes, 144A
6.000%	04/15/14		Baa2	300	314,246

Diversified Financial Services — 1.4%
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.250%	12/01/19		Ba3	75	81,937
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.800%	09/19/16		A2	200	211,767
American Honda Finance Corp.,
Unsec’d. Notes, 144A
1.000%	08/11/15		A1	242	242,867
Citigroup, Inc.,
Notes, MTN
5.500%	10/15/14		Baa2	250	266,774
Sr. Unsec’d. Notes
4.450%	01/10/17	(a)	Baa2	378	416,154
Sub. Notes
4.050%	07/30/22		Baa3	65	67,147
Unsec’d. Notes
3.375%	03/01/23		Baa2	210	211,687
Discover Bank,
Sub. Notes
7.000%	04/15/20		Ba1	300	373,445
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.750%	06/01/16		B2	55	59,263
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.500%	01/15/16		Baa3	200	203,869
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21		A1	678	759,056
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18		A3	367	372,003
Sub. Notes

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
6.750%	10/01/37		Baa1	320	$358,588
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.625%	10/02/15		Baa1	185	186,263
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18		Ba3	175	187,250
International Lease Finance Corp.,
Sr. Unsec’d. Notes
3.875%	04/15/18		Ba3	190	189,525
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
8.500%	07/15/19		Baa3	225	280,105
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.150%	07/05/16		A2	324	343,532
3.200%	01/25/23		A2	595	594,037
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23	(a)	Baa1	155	156,672
4.750%	03/22/17	(a)	Baa1	244	269,138
National Money Mart Co. (Canada),
Gtd. Notes
10.375%	12/15/16		B2	125	137,813
National Rural Utilities Cooperative Finance Corp.,
Collateral Trust
1.000%	02/02/15		A1	160	161,526
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
8.600%	08/15/19		Baa2	225	289,745
SLM Corp.,
Sr. Unsec’d. Notes, MTN
7.250%	01/25/22		Ba1	125	139,687

					6,559,850

Electric — 0.4%
AES Corp. (The),
Sr. Unsec’d. Notes
8.000%	06/01/20	(a)	Ba3	145	171,825
Alabama Power Co.,
Sr. Unsec’d. Notes
5.650%	03/15/35		A2	450	485,769
Ameren Corp.,
Sr. Unsec’d. Notes
8.875%	05/15/14		Baa3	150	161,962
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18		A3	300	389,264
Hydro-Quebec (Canada),
Unsec’d. Notes, MTN
8.400%	03/28/25		Aa2	107	160,145
NiSource Finance Corp.,
Gtd. Notes
5.800%	02/01/42		Baa3	80	89,634
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
5.625%	11/30/17		A3	192	229,365

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
PacifiCorp,
First Mortgage
3.850%	06/15/21	A2	164	$183,167
PPL Capital Funding, Inc.,
Gtd. Notes
4.200%	06/15/22	Baa3	140	147,544

				2,018,675

Electrical Equipment
Anixter, Inc.,
Gtd. Notes
5.950%	03/01/15	Ba3	120	127,500

Electronics
Flextronics International Ltd. (Singapore),
Gtd. Notes, 144A
4.625%	02/15/20	Ba1	55	55,550
Kemet Corp.,
Sr. Sec’d. Notes
10.500%	05/01/18	Caa1	110	114,675

				170,225

Entertainment & Leisure — 0.1%
American Casino & Entertainment Properties LLC,
Sr. Sec’d. Notes
11.000%	06/15/14	B3	165	166,237
Carnival Corp. (Panama),
Gtd. Notes
1.875%	12/15/17	A3	80	80,250
Diamond Resorts Corp.,
Sr. Sec’d. Notes
12.000%	08/15/18	B3	35	38,675
Scientific Games International, Inc.,
Gtd. Notes
9.250%	06/15/19	B1	55	60,569

				345,731

Environmental Control
Clean Harbors, Inc.,
Gtd. Notes
5.250%	08/01/20	Ba2	80	82,600
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22	Baa3	150	148,419

				231,019

Food & Beverage
Hawk Acquisition Sub, Inc.,
Sr. Sec’d. Notes
4.250%	10/15/20	B1	235	235,294

Foods
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
3.200%	01/25/23	Baa2	100	99,671

Healthcare Services — 0.1%
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes
5.450%	06/15/21	Baa3	100	117,855
6.300%	08/15/14	Baa3	150	160,387

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare Services (cont’d.)
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
7.750%	05/15/21	(a)	B3	125	$139,297
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.950%	10/15/42		A3	125	117,720

					535,259

Hotels, Restaurants & Leisure — 0.1%
Royal Caribbean Cruises Ltd. (Liberia),
Sr. Unsec’d. Notes
7.250%	06/15/16		Ba1	50	56,563
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
5.625%	03/01/21		Baa3	285	320,055
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
First Mortgage
5.375%	03/15/22		BBB-(d)	200	209,750

					586,368

Insurance — 0.5%
American International Group, Inc.,
Sr. Unsec’d. Notes
8.250%	08/15/18		Baa1	420	544,115
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.000%	05/15/22		Aa2	275	280,305
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
4.500%	02/11/43	(a)	Aa2	200	201,633
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21		Baa2	100	118,109
ING US, Inc.,
Gtd. Notes, 144A
2.900%	02/15/18	(a)	Baa3	275	278,932
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42		Baa2	150	170,916
Lincoln National Corp.,
Sr. Unsec’d. Notes
8.750%	07/01/19		Baa2	100	135,540
MetLife, Inc.,
Jr. Sub. Notes
10.750%	08/01/69		Baa2	300	465,750
Willis North America, Inc.,
Gtd. Notes
7.000%	09/29/19		Baa3	100	119,231

					2,314,531

Internet — 0.1%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.500%	11/29/22		Baa1	66	64,230
Equinix, Inc.,
Sr. Unsec’d. Notes
8.125%	03/01/18		Ba2	118	130,390

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Internet (cont’d.)
Google, Inc.,
Sr. Unsec’d. Notes
3.625%	05/19/21		Aa2	216	$239,486

					434,106

Investment Companies — 0.1%
Temasek Financial I Ltd. (Singapore),
Gtd. Notes, 144A
2.375%	01/23/23		Aaa	250	240,752

Machinery–Construction & Mining — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
7.900%	12/15/18		A2	443	595,165

Media — 0.5%
CC Holdings GS V LLC,
Sr. Sec’d. Notes, 144A
3.849%	04/15/23	(a)	Baa3	100	100,746
Comcast Corp.,
Gtd. Notes
4.250%	01/15/33	(a)	A3	305	307,018
4.650%	07/15/42		A3	105	106,854
6.300%	11/15/17		A3	200	243,911
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.150%	03/15/42		Baa2	135	130,466
6.375%	03/01/41		Baa2	150	167,911
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21	(a)	Ba2	70	77,700
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
4.450%	01/15/43		A3	110	108,562
5.150%	04/30/20		A3	200	237,032
News America, Inc.,
Gtd. Notes
3.000%	09/15/22		Baa1	150	148,305
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42		Baa2	35	31,816
8.750%	02/14/19		Baa2	275	363,691
Walt Disney Co. (The),
Sr. Unsec’d. Notes
2.750%	08/16/21		A2	98	100,893

					2,124,905

Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.875%	11/21/16		A1	115	118,606
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.125%	03/15/18		Baa2	165	165,541
Xstrata Finance Canada Ltd. (Canada),
Gtd. Notes, 144A
4.000%	10/25/22		Baa2	125	125,898

					410,045

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Miscellaneous Manufacturers — 0.2%
Eaton Corp.,
Gtd. Notes, 144A
2.750%	11/02/22		Baa1	205	$203,818
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22		Aa3	534	534,043

					737,861

Multi-National — 0.3%
Corp. Andina De Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.375%	06/15/22		Aa3	195	211,686
International Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, MTN
3.250%	07/26/17		Aaa	AUD 609	624,917
Nordic Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
4.125%	03/16/17		Aaa	NZD 232	199,228
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22		Aaa	401	383,714

					1,419,545

Oil & Gas — 1.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
9.625%	10/15/18		B3	95	100,225
Apache Corp.,
Sr. Unsec’d. Notes
2.625%	01/15/23		A3	606	589,389
Berry Petroleum Co.,
Sr. Unsec’d. Notes
10.250%	06/01/14		B1	145	158,050
Bill Barrett Corp.,
Gtd. Notes
7.625%	10/01/19	(a)	B1	80	85,000
9.875%	07/15/16		B1	115	123,050
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.500%	11/06/22		A2	295	287,135
3.200%	03/11/16		A2	384	409,050
3.245%	05/06/22		A2	151	156,002
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21	(a)	Ba3	150	159,563
Chevron Corp.,
Sr. Unsec’d. Notes
2.355%	12/05/22		Aa1	243	241,247
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19	(a)	A1	175	214,107
Denbury Resources, Inc.,
Gtd. Notes
6.375%	08/15/21		B1	30	32,700
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19		B3	160	168,800

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.875%	04/01/20		Ba3	85	$87,975
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
8.625%	04/15/20		B2	140	154,350
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21	(a)	A3	250	269,748
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
3.500%	01/30/23	(a)	Baa1	230	229,425
Plains Exploration & Production Co.,
Gtd. Notes
6.625%	05/01/21	(a)	B1	86	94,600
6.875%	02/15/23	(a)	B1	197	223,103
Pride International, Inc.,
Gtd. Notes
8.500%	06/15/19		Baa1	285	376,567
Sempra Energy,
Sr. Unsec’d. Notes
9.800%	02/15/19		Baa1	100	140,567
Shell International Finance BV (Netherlands),
Gtd. Notes
2.250%	01/06/23		Aa1	276	268,668
Statoil ASA (Norway),
Gtd. Notes
2.450%	01/17/23		Aa2	175	172,155
Transocean, Inc. (Cayman Islands),
Gtd. Notes
6.375%	12/15/21		Baa3	100	116,428
Weatherford International Ltd. (Bermuda),
Gtd. Notes
5.950%	04/15/42		Baa2	160	164,914

					5,022,818

Paper & Forest Products — 0.1%
Graphic Packaging International, Inc.,
Gtd. Notes
7.875%	10/01/18		Ba3	80	88,200
International Paper Co.,
Sr. Unsec’d. Notes
9.375%	05/15/19		Baa3	150	206,148

					294,348

Pharmaceuticals — 0.2%
Express Scripts Holding Co.,
Gtd. Notes
3.900%	02/15/22	(a)	Baa3	280	300,409
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
1.500%	05/08/17		A1	160	162,718
Mylan, Inc.,
Gtd. Notes, 144A
6.000%	11/15/18		Baa3	160	175,695
Teva Pharmaceutical Finance Co. BV (Curacao),
Gtd. Notes
3.650%	11/10/21	(a)	A3	205	218,161

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
Zoetis, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	02/01/23	(a)	Baa2	145	$147,042
4.700%	02/01/43		Baa2	90	91,874

					1,095,899

Pipelines — 0.4%
Copano Energy LLC/Copano Energy Finance Corp.,
Gtd. Notes
7.125%	04/01/21		B1	123	142,065
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21		Baa2	100	106,772
EL Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
5.000%	10/01/21		Ba1	360	403,625
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
9.700%	03/15/19		Baa3	250	336,995
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	(a)	Baa1	335	341,158
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
7.875%	12/15/18		B1	120	131,700
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.650%	02/15/22		Baa3	100	108,626
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.375%	06/01/21		Baa3	150	169,658

					1,740,599

Real Estate — 0.2%
CB Richard Ellis Services, Inc.,
Gtd. Notes
6.625%	10/15/20		Ba1	100	108,500
Corrections Corp. of America,
Sr. Notes
4.125%	04/01/20		Ba1	195	198,656
Healthcare Trust of America Holdings LP,
Gtd. Notes, 144A
3.700%	04/15/23		Baa3	185	184,858
WEA Finance LLC,
Gtd. Notes, 144A
4.625%	05/10/21		A2	200	223,081

					715,095

Real Estate Investment Trusts — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
3.500%	01/31/23	(a)	Baa3	95	94,222
4.700%	03/15/22		Baa3	120	130,414
Brandywine Operating Partnership LP,
Gtd. Notes
7.500%	05/15/15		Baa3	255	285,637
Felcor Lodging LP,
Sr. Sec’d. Notes
10.000%	10/01/14		B2	32	35,760

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
Sr. Sec’d. Notes, 144A
5.625%	03/01/23	(a)	B2	130	$132,437
ProLogis LP,
Gtd. Notes
6.625%	05/15/18		Baa2	150	180,379
Simon Property Group LP,
Sr. Unsec’d. Notes
10.350%	04/01/19		A3	120	173,177
Sr. Housing Properties Trust,
Sr. Unsec’d. Notes
6.750%	04/15/20		Baa3	150	171,112
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.750%	06/01/21		Baa2	160	177,814

					1,380,952

Retail — 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23	(a)	Baa2	225	216,696
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/41		Baa2	100	118,745
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
7.507%	01/10/32		Baa2	234	303,435
Toys R Us Property Co. I LLC,
Gtd. Notes
10.750%	07/15/17		B3	20	21,525
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37		Aa2	392	529,409

					1,189,810

Schools — 0.1%
George Washington University (The),
Bonds
3.485%	09/15/22		A1	300	317,345
Notes
1.827%	09/15/17		A1	91	92,996

					410,341

Semiconductors — 0.1%
Intel Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		A1	220	217,971
4.000%	12/15/32		A1	165	162,996

					380,967

Software
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	06/01/19		Aaa	200	229,694

Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	02/15/17	(a)	A3	274	277,348
2.625%	12/01/22		A3	260	251,042

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/39	A1		175	$219,077
Frontier Communications Corp.,
Sr. Unsec’d. Notes
7.875%	01/15/27	Ba2		150	148,500
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
3.500%	03/01/23	Baa2		110	110,649
NeuStar, Inc.,
Gtd. Notes, 144A
4.500%	01/15/23	Ba3		25	23,875
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21	Baa3		235	270,578
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
8.750%	11/01/18	A3		276	371,173
Virgin Media Escrow Bonds (United Kingdom),
Gtd. Notes
8.375%	10/15/19	NR		100	—
Virgin Media Finance PLC (United Kingdom),
Gtd. Notes
8.375%	10/15/19	Ba2		100	111,750
Windstream Corp.,
Gtd. Notes
7.750%	10/15/20	B1		30	32,550

					1,816,542

Transportation — 0.4%
Burlington Northern and Santa Fe Railway Co.,
Pass-Through Certificates
4.830%	01/15/23	Aa2		287	319,971
5.720%	01/15/24	Aa2		97	114,393
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.450%	03/15/43	A3		90	91,034
CSX Transportation, Inc.,
Sec’d. Notes
6.251%	01/15/23	A1		258	312,167
Federal Express Corp. 1998 Pass-Through Trust,
Pass-Through Certificates
6.720%	07/15/23	A2		380	464,115
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Notes, 144A
4.250%	01/17/23	Baa3		150	151,184
Union Pacific Railroad Co.,
Pass-Through Certificates
8.000%	01/10/21	Aa3		292	351,099

					1,803,963

TOTAL CORPORATE BONDS (cost $46,197,252)					46,791,693

FOREIGN GOVERNMENT BONDS — 1.0%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
4.750%	10/21/15	Aaa	AUD	365	397,682

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
10.250%	01/10/28	Baa2	BRL	490	$290,981
Canadian Government (Canada),
Unsec’d. Notes
1.000%	02/01/15	Aaa	CAD	255	251,074
Export Development Canada (Canada),
Sr. Unsec’d. Notes
3.875%	03/16/17	Aaa	NZD	302	256,111
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes
3.580%	09/28/18	NR	MYR	900	295,072
New South Wales Treasury Corp. (Australia),
Sr. Unsec’d. Notes
4.000%	02/20/17	Aaa	AUD	272	288,393
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
6.000%	12/15/17	Aaa	NZD	800	761,298
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
4.950%	01/15/21	Ba1	PHP	8,000	223,965
Province of Manitoba Canada (Canada),
Unsec’d. Notes
9.500%	09/15/18	AA(d)		92	127,430
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18	Aa2		611	611,874
Province of Quebec Canada (Canada),
Unsec’d. Notes
2.625%	02/13/23	Aa2		620	627,601
Queensland Treasury Corp. (Australia),
Sr. Unsec’d. Notes
6.000%	02/21/18	Aa1	AUD	254	288,937
South Africa Government Bond (South Africa),
Unsec’d. Notes
6.250%	03/31/36	Baa1	ZAR	3,150	274,531
Western Australian Treasury Corp. (Australia),
Sr. Unsec’d. Notes
3.000%	06/08/16	Aaa	AUD	257	264,867

TOTAL FOREIGN GOVERNMENT BONDS (cost $4,918,359)					4,959,816

MUNICIPAL BOND — 0.1%
Ohio
Ohio State University (The),
Revenue Bonds
(cost $583,555)
4.910%	06/01/40	Aa1		510	586,816

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-6, Class A2
2.340%(c)	09/25/35	B1		83	81,996
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-1, Class 2A1
5.632%(c)	02/25/20	B2		99	102,689
Fannie Mae REMICS,
Series 2005-69, Class AG
5.000%	08/25/35	Aaa		198	223,108
Series 2010-135, Class EA

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.000%	01/25/40	Aaa	50	$52,427
Series 2012-75, Class DI, IO
5.500%(c)	07/25/27	Aaa	923	103,616
Freddie Mac REMICS,
Series 2934, Class HI, IO
5.000%	02/15/20	Aaa	155	15,423
Series 3634, Class BA
4.500%	08/15/27	Aaa	33	34,034
Series 3954, Class PD
2.000%	07/15/41	Aaa	162	164,045
MLCC Mortgage Investors, Inc.,
Series 2004-1, Class 2A2
2.360%(c)	12/25/34	Baa2	109	111,053
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16, Class 5A3
5.343%(c)	11/25/34	Ba2	68	67,157
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 3A1
6.104%(c)	09/25/37	B2	243	248,980
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR14, Class A1
5.328%(c)	08/25/35	B1	156	156,425

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $1,354,742)				1,360,953

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%
Federal Farm Credit Banks
0.230%(c)	09/22/15		1,919	1,919,075
0.253%(c)	01/17/17		1,675	1,674,556
Federal Home Loan Mortgage Corp.
3.000%	07/31/19-11/01/42		2,176	2,197,601
3.500%	04/01/32-07/01/42		566	601,379
5.625%	11/23/35		1,286	1,445,690
Federal National Mortgage Assoc.
0.213%(c)	01/20/15		361	361,127
1.961%(s)	10/09/19		395	350,054
3.000%	12/01/26-01/01/43		1,131	1,183,773
3.000%	TBA		474	488,887
3.500%	04/01/32-09/01/42		4,237	4,495,283
4.000%	12/01/40-08/01/42		5,414	5,800,918
4.500%	01/01/40-06/01/41		3,579	3,889,547
5.000%	10/01/41		3,324	3,678,470
6.000%	04/18/36		2,885	3,323,912
6.210%	08/06/38		144	211,922
6.250%	05/15/29		254	360,715
Government National Mortgage Assoc.
2.000%	06/20/39		138	141,029
4.000%	11/15/24		547	590,430
Tennessee Valley Authority
5.250%	09/15/39		475	606,066
5.880%	04/01/36		489	668,938

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $33,974,644)				33,989,372

Interest Rate	Maturity Date		Principal Amount (000)	Value
U.S. TREASURY OBLIGATIONS — 4.6%
U.S. Treasury Bonds
2.750%	11/15/42		355	$329,040
3.125%	02/15/43		207	207,388
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	01/15/23		81	87,134
0.500%	04/15/15		580	647,169
0.625%	02/15/43		459	460,637
1.250%	04/15/14		277	311,273
1.875%	07/15/13		280	357,842
U.S. Treasury Notes
0.250%	02/28/15		1,250	1,250,097
0.375%	02/15/16		4,000	4,002,500
0.625%	09/30/17		504	503,016
0.750%	12/31/17-02/28/18		1,180	1,180,287
0.875%	01/31/17		497	503,523
1.000%	03/31/17		505	513,798
1.250%	02/29/20		1,436	1,438,243
1.625%	08/15/22-11/15/22		1,144	1,127,335
2.000%	02/15/23	(a)	8,707	8,817,196

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,648,808)				21,736,478

TOTAL LONG-TERM INVESTMENTS (cost $406,985,473)				445,684,143

Shares

SHORT-TERM INVESTMENTS — 10.6%
AFFILIATED MONEY MARKET MUTUAL FUND — 10.5%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $49,327,049; includes $22,562,828 of cash collateral received for securities on loan)(b)(w)	49,327,049	49,327,049

		Principal Amount (000)#
FOREIGN TREASURY OBLIGATION(n) — 0.1%
Canadian Treasury Bill
(cost $352,422)
0.979%	09/26/13	CAD	364	356,543

TOTAL SHORT-TERM INVESTMENTS (cost $49,679,471)				49,683,592

TOTAL INVESTMENTS — 105.4% (cost $456,664,944)				495,367,735
Liabilities in excess of other assets(x) — (5.4)%				(25,587,089)

NET ASSETS — 100.0%				$469,780,646

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

ADR	American Depositary Receipt
EAFE	Europe, Australia, Far East
IO	Interest Only
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
REMICS	Real Estate Mortgage Investment Conduit
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
USA	United States of America
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,078,309; cash collateral of $22,562,828 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(n)	Rates shown are the effective yields at purchase date.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
New Zealand Dollar, Expiring 08/13/13	Westpac Banking Corp.	NZD	256	$ 210,209	$ 212,210	$ 2,001

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) (1)
Australian Dollar, Expiring 09/09/13	Westpac Banking Corp.	AUD	759	$768,086	$780,717	$(12,631)
New Zealand Dollar, Expiring 08/13/13	Westminster Research Associates LLC	NZD	382	317,373	316,216	1,157
Expiring 08/13/13	Westpac Banking Corp.	NZD	314	259,566	260,230	(664)

				$1,345,025	$1,357,163	$(12,138)

(1)   The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2013.

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$288,276,494	$26,538,394	$—
Exchange Traded Funds	3,107,782	—	—
Preferred Stock	520,195	—	—
Asset-Backed Securities	—	4,603,671	—
Certificates of Deposit	—	2,732,678	245,000
Commercial Mortgage-Backed Securities	—	9,686,684	548,117
Corporate Bonds	—	46,015,411	776,282
Foreign Government Bonds	—	4,959,816	—
Foreign Treasury Obligation	—	356,543	—
Municipal Bond	—	586,816	—
Residential Mortgage-Backed Securities	—	1,360,953	—
U.S. Government Agency Obligations	—	33,989,372	—
U.S. Treasury Obligations	—	21,736,478	—
Affiliated Money Market Mutual Fund	49,327,049	—	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(10,137)	—

Total	$341,231,520	$152,556,679	$1,569,399

Fair value of Level 2 investments at 12/31/12 was $171,201,884. Of that amount $63,535,474, were classified as Level 2 investments as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $35,329,479 was transferred from Level 2 into Level 1 at 3/31/13 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 91.9%
Argentina — 0.7%
Arcos Dorados Holdings, Inc. (Class A Stock)	41,300	$545,160
Banco Macro SA, ADR*(a)	18,290	269,229
BBVA Banco Frances SA, ADR*	54,800	227,420
Cresud SACIF y A, ADR	23,301	218,796
Grupo Financiero Galicia SA, ADR(a)	56,130	308,715
IRSA Inversiones y Representaciones SA, ADR	26,280	247,820
MercadoLibre, Inc.(a)	16,800	1,622,208
Pampa Energia SA, ADR*(a)	44,400	178,488
Petrobras Argentina SA (Class B Stock)(g)	96,144	77,355
Petrobras Argentina SA, ADR	290,488	1,374,008
Telecom Argentina SA, ADR(a)	84,930	1,232,334
Transportadora de Gas del Sur SA, ADR	68,030	113,610

		6,415,143

Botswana — 0.7%
Barclays Bank of Botswana Ltd.(g)	272,230	231,627
Botswana Insurance Holdings Ltd.(g)	425,050	542,480
First National Bank of Botswana(g)	2,827,716	1,151,424
Letshego Holdings Ltd.(g)	8,368,728	2,604,079
Sechaba Breweries Ltd.(g)	464,634	927,340
Standard Chartered Bank Botswana Ltd.(g)	245,110	312,828

		5,769,778

Brazil — 3.4%
All America Latina Logistica SA	109,600	545,627
Banco Bradesco SA, ADR	22,660	385,673
Banco do Brasil SA	98,775	1,338,344
Banco Santander Brasil SA	73,700	535,403
BM&FBOVESPA SA	171,999	1,156,732
BR Malls Participacoes SA	33,100	414,252
BR Properties SA	20,100	223,604
BRF - Brasil Foods SA	57,360	1,271,387
Brookfield Incorporacoes SA	226,200	278,727
CCR SA	174,600	1,783,370
CETIP SA - Mercados Organizados	35,500	418,288
Cia de Saneamento Basico do Estado de Sao Paulo	2,400	114,350
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	15,400	735,042
Cia de Saneamento de Minas Gerais-COPASA	19,000	460,532
Cia Energetica de Minas Gerais, ADR(a)	67,150	795,727
Cia Hering	25,600	457,969
Cia Paranaense de Energia, ADR	15,400	238,238
Cia Siderurgica Nacional SA	52,700	238,105
Cielo SA	46,180	1,359,062
Cosan SA Industria e Comercio	13,900	310,639
CPFL Energia SA	8,200	85,865
CPFL Energia SA, ADR	13,800	288,972
Cyrela Brazil Realty SA Empreendimentos e Participacoes	58,900	505,419
Diagnosticos da America SA	76,200	437,422
EcoRodovias Infraestructura e Logistica SA	22,700	194,900
EDP - Energias do Brasil SA	41,100	258,305
Embraer SA, ADR	31,600	1,127,172
Even Construtora e Incorporadora SA	64,600	309,134
Hypermarcas SA*	29,500	233,723
Iochpe-Maxion SA	19,300	253,481

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
JBS SA*	102,267	$343,631
Light SA	26,100	258,578
Localiza Rent a Car SA	26,300	472,443
Lojas Renner SA	10,300	383,609
Marfrig Alimentos SA*	85,440	347,553
MRV Engenharia e Participacoes SA	39,900	166,254
Multiplan Empreendimentos Imobiliarios SA	13,200	379,196
Natura Cosmeticos SA	33,200	798,969
OGX Petroleo e Gas Participacoes SA*	243,700	278,583
PDG Realty SA Empreendimentos e Participacoes	162,300	252,998
Petroleo Brasileiro SA, ADR(a)	221,200	4,014,780
Qualicorp SA*	31,200	313,274
Souza Cruz SA	38,900	571,541
Tim Participacoes SA	195,333	856,440
Totvs SA	24,500	503,397
Tractebel Energia SA	27,600	472,714
Ultrapar Participacoes SA	29,900	758,024
Weg SA	58,700	760,783

		28,688,231

Bulgaria — 0.2%
CB First Investment Bank AD*(g)	155,563	178,733
Central Cooperative Bank AD*(g)	87,402	50,410
Chimimport AD*(g)	265,946	226,597
Corporate Commercial Bank AD*	3,940	232,410
Industrial Holding Bulgaria PLC*(g)	72,512	34,694
MonBat AD(g)	48,227	193,129
Olovno Tzinkov Komplex AD*(g)	9,086	1,548
Petrol AD*(g)	90,727	279,480
Sopharma AD Sofia(g)	197,237	307,538

		1,504,539

Chile — 3.1%
Administradora de Fondos de Pensiones Provida SA, ADR	4,900	521,850
AES Gener SA	507,000	347,545
Aguas Andinas SA	561,800	452,883
Almendral SA(g)	2,494,900	402,676
Antarchile SA	30,700	498,102
Banco de Chile	8,650,712	1,363,565
Banco de Credito e Inversiones	12,463	915,257
Banco Santander Chile	22,430,350	1,589,391
Banmedica SA	148,000	392,333
Besalco SA	115,400	215,136
CAP SA	20,750	672,714
Cencosud SA	240,022	1,492,922
Cia Cervecerias Unidas SA, ADR	13,450	444,926
Cia General de Electricidad SA	56,510	355,959
Colbun SA*	1,591,750	486,944
CorpBanca SA	66,000,900	906,655
E.CL SA	98,700	210,462
Embotelladora Andina SA (Class B Stock), ADR	12,150	486,000
Empresa Nacional de Electricidad SA	627,100	1,108,245
Empresas CMPC SA	339,220	1,236,085
Empresas COPEC SA	120,150	1,750,087
Enersis SA	3,791,300	1,465,943
ENTEL Chile SA	23,550	498,301
Forus SA	48,000	337,883
Latam Airlines Group SA, ADR(a)	59,550	1,294,617

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chile (cont’d.)
Masisa SA	2,748,650	$276,905
Parque Arauco SA	155,300	401,244
Quinenco SA	97,600	333,268
Ripley Corp. SA	341,500	390,874
SACI Falabella	184,850	2,222,277
Salfacorp SA	212,800	469,604
Sigdo Koppers SA	133,519	367,283
Sociedad Matriz SAAM SA*	2,205,812	252,627
Sociedad Quimica y Minera de Chile SA, ADR	24,300	1,347,435
Sonda SA	253,325	883,602
Vina Concha y Toro SA	238,950	481,828

		26,873,428

China — 9.3%
AAC Technologies Holdings, Inc.	86,500	417,063
Agricultural Bank of China Ltd. (Class H Stock)	1,970,000	948,034
Air China Ltd. (Class H Stock)	390,000	347,451
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	413,138
Anhui Conch Cement Co. Ltd. (Class H Stock)	132,000	440,100
AviChina Industry & Technology Co. Ltd. (Class H Stock)	692,000	340,972
Baidu, Inc., ADR*(a)	27,900	2,446,830
Bank of China Ltd. (Class H Stock)	4,840,000	2,251,867
Bank of Communications Co. Ltd. (Class H Stock)	649,800	487,898
BBMG Corp. (Class H Stock)	342,000	280,211
Beijing Capital International Airport Co. Ltd. (Class H Stock)	506,000	369,407
Beijing Enterprises Holdings Ltd.	75,500	582,310
Brilliance China Automotive Holdings Ltd.*	350,000	413,350
BYD Co. Ltd. (Class H Stock)*	194,000	621,591
Chaoda Modern Agriculture Holdings Ltd.*	821,520	—
China Agri-Industries Holdings Ltd.	804,000	415,381
China CITIC Bank Corp. Ltd. (Class H Stock)	772,000	465,470
China Coal Energy Co. Ltd. (Class H Stock)	437,000	391,295
China Communications Construction Co. Ltd. (Class H Stock)	460,000	429,558
China Communications Services Corp. Ltd. (Class H Stock)	658,000	426,021
China Construction Bank Corp. (Class H Stock)	5,699,670	4,672,129
China COSCO Holdings Co. Ltd. (Class H Stock)*	314,000	148,740
China Everbright Ltd.	172,000	274,207
China High Speed Transmission Equipment Group Co. Ltd.*	619,000	292,622
China Life Insurance Co. Ltd. (Class H Stock)	521,000	1,359,290
China Longyuan Power Group Corp. (Class H Stock)	701,000	638,071
China Mengniu Dairy Co. Ltd.	158,000	453,399
China Merchants Bank Co. Ltd. (Class H Stock)	270,269	574,308
China Merchants Holdings International Co. Ltd.	148,000	487,455

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Minsheng Banking Corp Ltd. (Class H Stock)	517,500	$662,001
China Mobile Games & Entertainment Group Ltd., ADR	1,038	9,321
China Mobile Ltd.	670,000	7,106,283
China National Building Material Co. Ltd. (Class H Stock)	516,000	652,487
China Oilfield Services Ltd. (Class H Stock)	324,000	680,974
China Overseas Land & Investment Ltd.	372,720	1,030,825
China Pacific Insurance Group Co. Ltd. (Class H Stock)	161,800	534,390
China Petroleum & Chemical Corp. (Class H Stock)	1,870,000	2,192,959
China Railway Group Ltd. (Class H Stock)	1,043,000	532,528
China Resources Enterprise Ltd.	254,000	754,744
China Resources Land Ltd.	128,000	358,901
China Resources Power Holdings Co. Ltd.	319,400	956,738
China Shanshui Cement Group Ltd.	551,000	317,957
China Shenhua Energy Co. Ltd. (Class H Stock)	307,500	1,121,958
China Shipping Container Lines Co. Ltd. (Class H Stock)*	1,105,000	300,491
China Shipping Development Co. Ltd. (Class H Stock)	590,000	287,743
China Taiping Insurance Holdings Co. Ltd.*	201,800	344,901
China Telecom Corp. Ltd. (Class H Stock)	2,166,000	1,096,417
China Unicom Hong Kong Ltd.	564,052	760,133
China Vanke Co. Ltd. (Class B Stock)	136,500	266,809
China Yurun Food Group Ltd.*	741,000	510,059
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	349,504	348,610
CITIC Pacific Ltd.	343,000	446,983
CNOOC Ltd.	1,419,000	2,728,602
COSCO Pacific Ltd.	252,000	364,880
Country Garden Holdings Co. Ltd.*	1,021,831	512,368
Ctrip.com International Ltd., ADR*(a)	33,000	705,540
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	394,416
Dongfeng Motor Group Co. Ltd. (Class H Stock)	322,000	453,899
Evergrande Real Estate Group Ltd.	746,000	302,314
Focus Media Holding Ltd., ADR	22,500	603,225
Golden Eagle Retail Group Ltd.	242,000	437,352
Guangdong Investment Ltd.	306,000	269,083
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	717,909	609,692
Home Inns & Hotels Management, Inc., ADR*	1,300	38,727
Huaneng Power International, Inc. (Class H Stock)	588,000	627,673
Industrial & Commercial Bank of China Ltd. (Class H Stock)	5,690,000	4,001,762
Inner Mongolia Yitai Coal Co. Ltd. (Class B Stock)	100,892	585,880
Jiangsu Expressway Co. Ltd. (Class H Stock)	160,000	160,426
Jiangxi Copper Co. Ltd. (Class H Stock)	129,000	286,077
Kingboard Chemical Holdings Ltd.	137,500	392,734
Kunlun Energy Co. Ltd.	374,000	796,812
Lenovo Group Ltd.	876,000	873,723
Li Ning Co. Ltd.*	665,500	392,808

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Maanshan Iron & Steel (Class H Stock)*	1,180,000	$308,701
Mindray Medical International Ltd., ADR(a)	16,000	639,040
NetEase, Inc., ADR	7,500	410,775
New Oriental Education & Technology Group, Inc., ADR	16,800	302,400
Nine Dragons Paper Holdings Ltd.	289,000	272,925
NVC Lighting Holdings Ltd.	2,203,000	510,108
PetroChina Co. Ltd. (Class H Stock)	1,940,000	2,554,721
PICC Property & Casualty Co. Ltd. (Class H Stock)	316,000	407,338
Ping An Insurance (Group) Co. of China Ltd. (Class H Stock)	134,000	1,042,339
Ports Design Ltd.	432,500	361,849
Real Gold Mining Ltd.*	209,000	—
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	648,000	587,139
Shanghai Electric Group Co. Ltd. (Class H Stock)	1,012,000	395,404
Shanghai Industrial Holdings Ltd.	155,000	488,602
Shimao Property Holdings Ltd.	199,500	384,651
Sihuan Pharmaceutical Holdings Group Ltd.	988,000	489,686
SINA Corp.*	6,900	335,271
Sino Biopharmaceutical Ltd.	532,000	372,158
Sino-Ocean Land Holdings Ltd.	701,000	424,056
Sinopharm Group Co. Ltd. (Class H Stock)	245,200	792,323
Soho China Ltd.	315,000	263,484
Sohu.com, Inc.*(a)	5,500	272,855
Tencent Holdings Ltd.	105,500	3,374,377
Tingyi Cayman Islands Holding Corp.	192,000	501,813
Tsingtao Brewery Co. Ltd. (Class H Stock)	106,000	676,354
Want Want China Holdings Ltd.	753,400	1,160,580
Weichai Power Co. Ltd. (Class H Stock)	162,000	541,472
WuXi PharmaTech Cayman, Inc., ADR*	26,200	450,116
Yangzijiang Shipbuilding Holdings Ltd.	635,000	499,105
Yantai Changyu Pioneer Wine Co. Ltd. (Class B Stock)	108,690	481,104
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	174,000	236,119
Zhejiang Expressway Co. Ltd. (Class H Stock)	430,000	340,187
Zhongsheng Group Holdings Ltd.	270,000	327,875
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	494,557
Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (Class H Stock)	144,000	174,491
ZTE Corp. (Class H Stock)	256,408	444,833

		79,519,181

Colombia — 1.4%
Almacenes Exito SA	69,758	1,261,032
Banco Davivienda SA	22,000	313,339
Banco de Bogota SA(g)	17,577	558,459
BanColombia SA, ADR	24,000	1,518,000
Cementos Argos SA	55,300	263,550
Corporacion Financiera Colombiana SA	15,814	305,451
Corporacion Financiera Colombiana SA (spin off)*	425	8,209
Ecopetrol SA	650,700	1,800,074
Ecopetrol SA, ADR(a)	4,300	234,436
Empresa de Energia de Bogota SA	817,300	626,798
Grupo Argos SA	58,600	698,513

	Shares	Value
COMMON STOCKS (Continued)
Colombia (cont’d.)
Grupo Aval Acciones y Valores	660,800	$457,908
Grupo de Inversiones Suramericana SA	35,400	756,286
Grupo Nutresa SA	90,282	1,285,857
Grupo Odinsa SA(g)	88,868	485,841
Interconexion Electrica SA ESP	175,600	865,735
Isagen SA ESP	384,100	534,437
Tableros y Maderas de Caldas SA	16,547,868	71,612

		12,045,537

Croatia — 0.6%
Atlantska Plovidba dd*(g)	2,227	133,377
Ericsson Nikola Tesla(g)	2,615	688,601
Hrvatski Telekom dd(g)	62,945	2,296,240
Koncar-Elektroindustrija dd(g)	2,810	369,949
Petrokemija dd*(g)	14,297	559,684
Podravka prehrambena industija dd*(g)	14,200	680,567
Zagrebacka Banka dd(g)	55,500	354,475

		5,082,893

Czech Republic — 1.5%
CEZ A/S	151,450	4,432,470
Komercni Banka A/S	17,500	3,341,075
New World Resources PLC (Class A Stock)	220,900	765,700
Pegas Nonwovens SA(g)	36,007	909,663
Philip Morris CR A/S	1,100	618,160
Telefonica Czech Republic A/S	92,100	1,387,817
Unipetrol A/S*(g)	178,400	1,516,237

		12,971,122

Egypt — 0.3%
Orascom Construction Industries, GDR*	30,500	1,054,690
Orascom Telecom Holding SAE, GDR*	523,100	1,663,458

		2,718,148

Estonia — 0.6%
Merko Ehitus A/S*(g)	32,608	300,115
Nordecon A/S*(g)	60,000	90,755
Olympic Entertainment Group A/S(g)	350,536	903,165
Tallink Group A/S*(g)	2,334,200	3,111,788
Tallinna Kaubamaja A/S(g)	88,428	708,449
Tallinna Vesi A/S (Class A Stock)(g)	21,500	286,623

		5,400,895

Ghana — 0.3%
CAL Bank Ltd.(g)	1,140,075	317,750
Ghana Commercial Bank Ltd.(g)	1,190,800	1,979,033
Standard Chartered Bank Ghana Ltd.(g)	78,000	644,532

		2,941,315

Hungary — 1.5%
Egis Pharmaceuticals PLC	6,104	462,717
Magyar Telekom Telecommunications PLC	1,087,540	1,891,575
MOL Hungarian Oil and Gas PLC	50,130	3,524,620
OTP Bank PLC	224,100	4,044,091
Richter Gedeon Nyrt	21,950	3,070,414

		12,993,417

India — 6.0%
ACC Ltd.	16,000	341,987
Adani Enterprises Ltd.	74,800	279,429
Adani Power Ltd.*	366,900	275,133
Ambuja Cements Ltd.	111,900	359,537

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Apollo Hospitals Enterprise Ltd.	29,000	$447,619
Asian Paints Ltd.	5,400	489,250
Axis Bank Ltd.	37,900	910,010
Bajaj Auto Ltd.	11,100	368,238
Bank of Baroda	11,700	145,865
Bank of India	28,300	158,117
Bharat Heavy Electricals Ltd.	121,300	396,350
Bharti Airtel Ltd.	320,380	1,722,964
Bosch Ltd.	2,600	430,405
Cairn India Ltd.	63,680	319,595
Canara Bank	30,000	212,585
Cipla Ltd.	69,010	481,845
Coal India Ltd.	91,700	522,402
Colgate-Palmolive India Ltd.	17,200	393,204
Crompton Greaves Ltd.	144,000	249,133
Dabur India Ltd.	93,400	235,347
DLF Ltd.	54,830	237,640
Dr. Reddy’s Laboratories Ltd.	11,300	367,186
Essar Oil Ltd.*	157,350	226,373
GAIL India Ltd.	121,200	710,517
Glenmark Pharmaceuticals Ltd.	35,890	305,882
Godrej Consumer Products Ltd.	26,000	372,180
HCL Technologies Ltd.	26,200	383,774
HDFC Bank Ltd.	80,300	925,386
HDFC Bank Ltd., ADR	18,750	701,625
Hero Motorcorp Ltd.	10,700	304,107
Hindalco Industries Ltd.	106,000	179,276
Hindustan Unilever Ltd.	136,000	1,168,293
Housing Development Finance Corp.	182,800	2,785,347
ICICI Bank Ltd., ADR(a)	32,180	1,380,522
Idea Cellular Ltd.*	307,160	644,456
IDFC Ltd.	170,670	452,526
IFCI Ltd.	626,200	300,714
Indian Oil Corp. Ltd.	97,500	505,170
Infosys Ltd., ADR(a)	79,130	4,265,898
ITC Ltd.	259,840	1,480,409
Jaiprakash Associates Ltd.	202,105	244,630
Jindal Steel & Power Ltd.	79,160	508,089
JSW Energy Ltd.	299,700	302,501
JSW Steel Ltd.	23,900	296,299
Jubilant Foodworks Ltd.*	13,400	308,065
Kotak Mahindra Bank Ltd.	44,558	536,483
Larsen & Toubro Ltd., GDR	24,262	610,068
LIC Housing Finance Ltd.	35,100	145,445
Lupin Ltd.	20,599	238,453
Mahindra & Mahindra Ltd., GDR	52,060	829,836
Maruti Suzuki India Ltd.	9,690	228,932
Mundra Port & Special Economic Zone Ltd.	131,800	337,541
Nestle India Ltd.	4,700	396,772
NHPC Ltd.	846,600	309,200
NTPC Ltd.	378,600	990,308
Oil & Natural Gas Corp. Ltd.	297,120	1,706,448
Oil India Ltd.	28,200	265,157
Oracle Financial Services Software Ltd.*	10,900	514,608
Power Grid Corp. of India Ltd.	336,690	656,415
Ranbaxy Laboratories Ltd., GDR*	33,030	270,516
Reliance Capital Ltd.	48,100	277,834
Reliance Communications Ltd.	258,600	264,324
Reliance Industries Ltd., GDR	121,600	3,463,168
Reliance Infrastructure Ltd.	49,750	297,852
Reliance Power Ltd.*	305,747	346,613

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
Rural Electrification Corp. Ltd.	45,700	$175,654
Satyam Computer Services Ltd.*	194,300	460,071
Sesa Goa Ltd.	76,000	218,216
Siemens Ltd.	36,400	368,095
State Bank of India, GDR	9,838	819,997
Steel Authority of India Ltd.	221,400	255,534
Sterlite Industries India Ltd.	151,620	262,407
Sun Pharmaceutical Industries Ltd.	52,050	785,094
Sun TV Network Ltd.	34,800	250,629
Suzlon Energy Ltd.*	890,100	223,956
Tata Communications Ltd.	48,000	207,010
Tata Consultancy Services Ltd.	75,660	2,196,752
Tata Motors Ltd., ADR	31,790	775,994
Tata Power Co. Ltd.	272,300	484,381
Tata Steel Ltd.	44,690	257,943
Titan Industries Ltd.	45,100	213,022
Ultra Tech Cement Ltd.	12,300	423,613
Unitech Ltd.*	673,490	292,615
Wipro Ltd.	96,833	780,974
Yes Bank Ltd.	52,300	413,680
Zee Entertainment Enterprises Ltd.	82,200	318,971

		50,966,461

Indonesia — 3.1%
Adaro Energy Tbk PT	3,719,600	503,591
AKR Corporindo Tbk PT	1,702,000	878,274
Astra Agro Lestari Tbk PT	207,000	395,525
Astra International Tbk PT	3,209,500	2,618,848
Bank Central Asia Tbk PT	1,816,000	2,136,332
Bank Danamon Indonesia Tbk PT	952,000	632,730
Bank Mandiri Persero Tbk PT	1,514,500	1,564,206
Bank Negara Indonesia Persero Tbk PT	1,173,000	611,080
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,515,200	467,966
Bank Rakyat Indonesia Persero Tbk PT	1,656,500	1,497,228
Bank Tabungan Negara Persero Tbk PT	1,200,100	210,521
Berlian Laju Tanker Tbk PT*	6,511,500	—
Borneo Lumbung Energi & Metal Tbk PT*	5,543,500	269,347
Bumi Resources Tbk PT	3,188,500	227,440
Bumi Serpong Damai PT	1,155,500	208,742
Charoen Pokphand Indonesia Tbk PT	885,000	460,619
Energi Mega Persada Tbk PT*	23,809,500	246,422
Gudang Garam Tbk PT	77,500	391,270
Indika Energy Tbk PT	2,277,000	287,057
Indo Tambangraya Megah Tbk PT	145,000	531,425
Indocement Tunggal Prakarsa Tbk PT	523,500	1,258,699
Indofood CBP Sukses Makmur Tbk PT	161,500	159,533
Indofood Sukses Makmur Tbk PT	947,000	727,038
Indosat Tbk PT	783,500	525,032
Jasa Marga Persero Tbk PT	829,500	509,075
Kalbe Farma Tbk PT	4,300,500	549,213
Lippo Karawaci Tbk PT	2,696,000	380,861
Perusahaan Gas Negara Persero Tbk PT	2,489,000	1,527,429
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,026,500	403,878
Semen Indonesia Persero Tbk PT	663,000	1,211,081
Tambang Batubara Bukit Asam Persero Tbk PT	232,500	345,695
Telekomunikasi Indonesia Persero Tbk PT	2,406,500	2,731,282
Unilever Indonesia Tbk PT	196,500	461,849
United Tractors Tbk PT	681,500	1,283,536

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
Vale Indonesia Tbk PT	1,106,500	$271,724
Xl Axiata Tbk PT	775,800	420,143

		26,904,691

Jordan — 0.8%
Arab Bank PLC(g)	309,525	3,163,859
Arab Potash Co.(g)	21,163	1,329,597
Cairo Amman Bank(g)	88,058	348,104
Capital Bank of Jordan*(g)	211,643	364,542
Jordan Petroleum Refinery Co.(g)	25,300	213,244
Jordan Telecommunications Co. PSC(g)	87,500	663,384
Jordanian Electric Power Co.(g)	73,167	354,317

		6,437,047

Kazakhstan — 0.7%
Eurasian Natural Resources Corp. PLC	251,500	940,455
Halyk Savings Bank of Kazakhstan JSC, GDR*(g)	198,191	1,423,011
Kazakhmys PLC	168,800	1,006,444
Kazkommertsbank JSC, GDR*(g)	274,500	631,350
KazMunaiGas Exploration Production, GDR	99,000	1,881,000

		5,882,260

Kenya — 0.8%
Athi River Mining Ltd.(g)	575,000	460,672
Bamburi Cement Co. Ltd.(g)	130,800	331,972
Barclays Bank of Kenya Ltd.(g)	1,642,200	326,519
Co-operative Bank of Kenya Ltd. (Class L Stock)	1,129,820	216,714
East African Breweries Ltd.(g)	464,300	1,688,857
Equity Bank Ltd.	1,926,900	749,350
Kenya Airways Ltd.	628,600	80,505
Kenya Commercial Bank Ltd.	2,133,540	1,035,578
Kenya Electricity Generating Co. Ltd.(g)	1,664,200	284,179
Kenya Power & Lighting Co. Ltd.(g)	1,768,705	393,046
Mumias Sugar Co. Ltd.	1,339,200	70,484
Safaricom Ltd.(g)	15,225,100	1,068,428
Standard Chartered Bank Kenya Ltd.(g)	90,598	318,947

		7,025,251

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	265,000	539,526
Al Ahli Bank of Kuwait KSC(g)	251,383	502,237
Al-Qurain Petrochemicals Co.(g)	600,000	416,404
Aviation Lease and Finance Co. KSCC	230,000	266,036
Boubyan Petrochemicals Co.	352,500	761,362
Burgan Bank SAK	167,252	316,565
Commercial Bank of Kuwait SAK*(g)	210,000	507,886
Gulf Bank KSC*	551,250	782,532
Gulf Cable & Electrical Industries Co.	67,500	229,495
Kuwait Cement Co.(g)	147,000	221,556
Kuwait Finance House	386,595	1,099,195
Kuwait Foods Americana(g)	107,500	663,162
Kuwait International Bank	380,000	366,281
Kuwait Portland Cement Co.	66,000	259,096
Kuwait Projects Co. Holding KSC	372,067	568,317
Mabanee Co. SAKC	216,744	913,172
Mena Holding Group*	19,000	—
Mobile Telecommunications Co. KSC	772,500	2,084,911
National Bank of Kuwait	581,080	1,832,710
National Industries Group Holding*	557,500	442,250

	Shares	Value
COMMON STOCKS (Continued)
Kuwait (cont’d.)
Sultan Center Food Products Co.*	850,000	$327,725

		13,100,418

Latvia — 0.1%
Grindeks A/S*(g)	52,160	500,210
Latvian Shipping Co.*(g)	332,621	153,718
Ventspils Nafta*(g)	78,610	155,080

		809,008

Lebanon — 0.4%
Banque Audi sal - Audi Saradar Group(g)	72,521	489,517
Byblos Bank sal(g)	118,400	187,072
Solidere, GDR(g)	210,465	2,586,615

		3,263,204

Lithuania — 0.2%
Apranga PVA(g)	78,286	264,927
Klaipedos Nafta PVA(g)	513,391	242,836
Lietuvos Dujos AB(g)	193,290	184,588
Pieno Zvaigzdes(g)	111,220	299,392
Rokiskio Suris(g)	145,010	291,834
Siauliu Bankas*(g)	452,478	159,503

		1,443,080

Malaysia — 3.2%
AirAsia Bhd	263,500	243,582
Alliance Financial Group Bhd	174,800	248,384
AMMB Holdings Bhd	158,900	335,607
Axiata Group Bhd	543,625	1,163,506
Batu Kawan Bhd(g)	113,700	661,674
Berjaya Corp. Bhd	1,514,100	251,820
Berjaya Sports Toto Bhd	139,136	186,615
Boustead Holdings Bhd	131,760	220,416
British American Tobacco Malaysia Bhd	25,900	522,758
Bursa Malaysia Bhd	110,000	247,478
CIMB Group Holdings Bhd	317,000	784,062
Dialog Group Bhd	571,200	439,633
Digi.Com Bhd	489,100	733,644
Felda Global Ventures Holdings Bhd	303,600	449,052
Gamuda Bhd	424,300	566,445
Genting Bhd	461,700	1,498,762
Genting Malaysia Bhd	502,300	596,282
Hong Leong Bank Bhd	101,300	472,528
Hong Leong Financial Group Bhd	43,900	211,809
IJM Corp. Bhd	398,340	709,598
IOI Corp. Bhd	431,246	648,993
Kian Joo Can Factory Bhd	294,600	225,762
Kuala Lumpur Kepong Bhd	72,800	487,606
Kulim Malaysia Bhd	498,200	585,644
Lafarge Malayan Cement Bhd	170,400	543,695
Malayan Banking Bhd	366,250	1,111,820
Malaysia Airports Holdings Bhd	135,800	253,926
Malaysia Marine and Heavy Engineering Holdings Bhd	205,700	252,045
Malaysian Resources Corp. Bhd	273,300	128,336
Maxis Bhd	392,000	826,662
MMC Corp. Bhd	347,200	285,573
Multi-Purpose Holdings Bhd	267,550	310,559
Parkson Holdings Bhd	168,491	255,743
Petronas Chemicals Group Bhd	719,600	1,499,936
Petronas Dagangan Bhd	129,600	981,051
Petronas Gas Bhd	59,200	363,121

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
PPB Group Bhd	114,100	$465,022
Public Bank Bhd	187,737	985,293
RHB Capital Bhd	131,100	365,710
Sapurakencana Petroleum Bhd	797,605	774,247
Sime Darby Bhd	782,300	2,341,232
Sunway Real Estate Investment Trust	308,100	153,229
Tan Chong Motor Holdings Bhd	234,300	389,969
Telekom Malaysia Bhd	268,000	466,501
Tenaga Nasional Bhd	356,900	830,097
Top Glove Corp. Bhd	81,763	142,587
UEM Land Holdings Bhd*	189,900	165,298
UMW Holdings Bhd	105,200	455,249
WCT Bhd	204,715	159,506
YTL Corp. Bhd	668,441	353,806
YTL Power International Bhd	329,757	155,521

		27,507,394

Mauritius — 0.4%
CIM Financial Services Ltd.	202,500	37,904
Lux Island Resorts Ltd.*(g)	76,628	44,208
Mauritius Commercial Bank(g)	310,260	1,894,376
New Mauritius Hotels Ltd.*(g)	289,017	678,542
Rogers & Co. Ltd.(g)	7,500	43,990
State Bank of Mauritius Ltd.(g)	25,450,000	848,333
Sun Resorts Ltd. (Class A Stock)(g)	155,200	139,282

		3,686,635

Mexico — 6.4%
Alfa SAB de CV (Class A Stock)	1,097,900	2,680,873
America Movil SAB de CV (Class L Stock)	2,276,090	2,412,188
America Movil SAB de CV (Class L Stock), ADR	342,300	7,174,608
Arca Continental SAB de CV	136,899	1,025,791
Bolsa Mexicana de Valores SAB de CV	318,800	912,926
Cemex SAB de CV*	1,502,904	1,828,826
Cemex SAB de CV, ADR*	137,296	1,676,384
Coca-Cola Femsa SAB de CV (Class L Stock)	58,300	943,972
Compartamos SAB de CV	539,600	995,194
Empresas ICA SAB de CV*	325,300	1,085,347
Fomento Economico Mexicano SAB de CV	225,600	2,538,296
Fomento Economico Mexicano SAB de CV, ADR	9,800	1,112,300
Genomma Lab Internacional SAB de CV (Class B Stock)*(a)	255,500	624,919
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	217,806	1,284,111
Grupo Bimbo SAB de CV (Class A Stock)	505,900	1,617,461
Grupo Carso SAB de CV (Class A Stock)	340,100	1,895,800
Grupo Elektra SAB de CV (Class A Stock)	14,100	555,543
Grupo Financiero Banorte SAB de CV (Class O Stock)	533,100	4,259,120
Grupo Financiero Inbursa SAB de CV (Class O Stock)	1,564,700	4,564,334
Grupo Mexico SAB de CV (Class B Stock)	658,393	2,659,382
Grupo Modelo SAB de CV (Class C Stock)(a)	130,500	1,182,815
Grupo Televisa SAB	211,300	1,121,384
Grupo Televisa SAB, ADR	29,800	792,978
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	414,000	894,269

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Industrias CH SAB de CV (Class B Stock)*	52,900	$460,540
Industrias Penoles SAB de CV	35,300	1,675,967
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	343,000	1,197,166
Mexichem SAB de CV	215,779	1,157,383
Minera Frisco SAB de CV (Class A1 Stock)*	226,300	981,312
TV Azteca SAB de CV	444,600	315,323
Wal-Mart de Mexico SAB de CV (Class V Stock)	935,900	3,061,208

		54,687,720

Morocco — 0.8%
Alliances Developpement Immobilier SA	3,456	205,147
Attijariwafa Bank	32,549	1,205,205
Banque Centrale Populaire(g)	25,150	558,743
Banque Marocaine du Commerce Exterieur	19,159	376,873
Compagnie Generale Immobiliere(g)	1,140	77,827
Cosumar(g)	1,134	207,190
Douja Promotion Groupe Addoha SA	67,300	460,231
Holcim Maroc SA(g)	2,565	448,165
Lafarge Ciments(g)	6,630	896,812
Managem	1,106	194,139
Maroc Telecom SA(g)	126,628	1,552,401
Samir*(g)	6,000	193,005
Wafa Assurance	500	173,566

		6,549,304

Nigeria — 0.8%
Access Bank PLC	3,083,341	198,361
Afriland Properties PLC	348,765	—
Dangote Cement PLC	358,376	335,660
Diamond Bank PLC*	3,011,570	132,961
Ecobank Transnational, Inc.	1,910,859	168,729
Ecobank Transnational, Inc.*	130,579	—
FBN Holdings PLC	5,681,546	709,521
First City Monument Bank PLC*	7,576,880	229,385
Flour Mills of Nigeria PLC(g)	539,692	263,055
Guaranty Trust Bank PLC	4,927,134	811,089
Guinness Nigeria PLC	189,500	316,730
Lafarge Cement WAPCO Nigeria PLC	926,700	444,208
Nestle Nigeria PLC	89,604	536,889
Nigerian Breweries PLC	647,333	666,318
Oando PLC*	8,375,637	887,485
Stanbic IBTC Holding Co.(g)	1,704,067	141,871
UAC of Nigeria PLC(g)	1,194,443	414,345
United Bank for Africa PLC*	6,800,153	343,117
Zenith Bank PLC	5,027,226	675,370

		7,275,094

Oman — 0.8%
Al Anwar Ceramic Tile Co.	158,240	160,295
Bank Dhofar SAOG	478,009	476,768
Bank Muscat SAOG	703,971	1,124,072
Bank Nizwa*(g)	1,158,600	331,029
Bank Sohar	508,522	254,921
Dhofar International Development & Investment Holding Co.	202,700	241,661
Galfar Engineering & Contracting SAOG	290,505	269,377
HSBC Bank Oman SAOG(g)	768,528	361,308
National Bank of Oman SAOG	266,732	195,876
Oman Cement Co. SAOG	192,584	320,140

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oman (cont’d.)
Oman Flour Mills Co. SAOG(g)	252,400	$357,949
Oman Telecommunications Co. SAOG	255,637	988,020
Omani Qatari Telecommunications Co. SAOG	350,700	481,871
Raysut Cement Co. SAOG	115,838	444,998
Renaissance Services SAOG*	386,385	536,925
Shell Oman Marketing Co. SAOG(g)	33,500	193,778

		6,738,988

Pakistan — 0.8%
D.G. Khan Cement Co. Ltd.	271,700	188,533
Engro Corp. Ltd.	264,898	346,527
Fatima Fertilizer Co. Ltd.(g)	981,358	214,522
Fauji Fertilizer Co. Ltd.	414,487	458,716
Habib Bank Ltd.(g)	177,741	174,490
HUB Power Co.	1,514,955	771,796
Lucky Cement Ltd.	165,700	281,269
MCB Bank Ltd.(g)	598,943	1,162,522
Millat Tractors Ltd.(g)	60,940	319,136
National Bank of Pakistan	749,605	297,176
Nishat Mills Ltd.	381,713	323,952
Oil & Gas Development Co. Ltd.	466,400	960,301
Pakistan Oilfields Ltd.	54,700	252,086
Pakistan Petroleum Ltd.	192,341	340,843
Pakistan State Oil Co. Ltd.	155,232	319,740
Pakistan Telecommunication Co. Ltd.*	1,117,300	225,958

		6,637,567

Peru — 1.6%
Alicorp SA(g)	487,500	1,816,361
Casa Grande SAA	24,600	103,054
Cia de Minas Buenaventura SA, ADR	48,200	1,251,272
Cia Minera Milpo SAA(g)	336,496	287,126
Credicorp Ltd.	18,050	2,997,203
Edegel SAA(g)	381,830	390,675
Ferreycorp SAA	761,579	788,043
Grana y Montero SAA	253,656	1,116,478
Intercorp Financial Services Inc.	15,400	616,000
Luz del Sur Saa	59,800	217,035
Minsur SA	480,495	417,418
Sociedad Minera Cerro Verde SAA*(g)	16,440	501,420
Southern Copper Corp.	56,227	2,112,448
Volcan Cia Minera SAA (Class B Stock)	978,803	835,195

		13,449,728

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	608,400	822,157
Aboitiz Power Corp.	269,800	244,612
Alliance Global Group, Inc.	667,700	346,183
Atlas Consolidated Mining & Development	617,100	339,485
Ayala Corp.	34,840	483,080
Ayala Land, Inc.	800,600	642,826
Bank of the Philippine Islands	173,048	466,437
BDO Unibank, Inc.*	190,126	418,297
DMCI Holdings, Inc.	215,000	289,757
Energy Development Corp.	2,248,000	355,369
Filinvest Land, Inc.	5,204,000	252,847
Globe Telecom, Inc.	10,400	305,807
International Container Terminal Services, Inc.	126,900	286,205
JG Summit Holdings, Inc.	619,200	645,914

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
Jollibee Foods Corp.	147,700	$456,021
Lopez Holdings Corp.	2,000,000	353,205
Manila Electric Co.	43,500	348,003
Manila Water Co., Inc.	208,500	204,822
Megaworld Corp.	2,487,000	237,064
Metro Pacific Investments Corp.	1,946,600	265,207
Metropolitan Bank & Trust	177,819	509,804
Philex Mining Corp.	951,100	415,332
Philippine Long Distance Telephone Co.	13,600	985,683
Robinsons Land Corp.	435,900	272,371
San Miguel Corp.	234,400	660,874
Security Bank Corp.	55,100	245,839
Semirara Mining Corp.	99,600	652,611
SM Investments Corp.	44,530	1,218,800
SM Prime Holdings, Inc.	720,350	337,395
Universal Robina Corp.	211,100	584,521

		13,646,528

Poland — 2.9%
Agora SA(g)	86,100	200,909
AmRest Holdings SE*(g)	13,733	363,037
Asseco Poland SA	51,238	660,730
Bank Handlowy w Warszawie SA	6,200	173,227
Bank Millennium SA*	210,000	309,487
Bank Pekao SA	33,200	1,600,368
Boryszew SA*	846,000	114,289
BRE Bank SA*	3,450	362,266
Budimex SA(g)	12,200	283,555
CCC SA	23,300	506,491
Cinema City International NV*	31,200	267,743
Cyfrowy Polsat SA*	182,833	954,302
Enea SA	89,800	409,435
Eurocash SA	55,607	907,434
Geting Noble Bank SA*	872,827	468,974
Globe Trade Centre SA*	102,300	240,281
Grupa Lotos SA*	31,444	394,860
ING Bank Slaski SA*	22,300	621,689
Jastrzebska Spolka Weglowa SA	17,300	496,107
KGHM Polska Miedz SA	38,100	1,845,926
Kopex SA*	47,764	227,161
LPP SA	500	867,363
Lubelski Wegiel Bogdanka SA	12,930	474,007
Netia SA*	462,315	599,008
Orbis SA	31,900	352,496
PGE SA	447,867	2,301,902
Polimex- Mostostal SA*	1,465,600	166,494
Polski Koncern Naftowy Orlen SA*	92,400	1,458,201
Polskie Gornictwo Naftowe I Gazownictwo SA*	489,400	830,943
Powszechna Kasa Oszczednosci Bank Polski SA	207,200	2,197,961
Powszechny Zaklad Ubezpieczen SA	17,141	2,126,179
Synthos SA	146,900	284,148
Tauron Polska Energia SA	611,300	803,305
Telekomunikacja Polska SA	382,600	783,525
TVN SA	161,500	472,550

		25,126,353

Qatar — 1.6%
Aamal Co.*(g)	68,571	283,441
Al Meera Consumer Goods Co.	10,600	381,093

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Qatar (cont’d.)
Barwa Real Estate Co.	59,900	$409,320
Doha Bank QSC(g)	31,750	410,288
Gulf International Services OSC	31,230	300,121
Industries Qatar QSC	62,630	2,769,524
Masraf Al Rayan	292,200	1,997,517
Qatar Electricity & Water Co.	23,000	874,752
Qatar Gas Transport Co. Nakilat	173,600	760,494
Qatar International Islamic Bank	20,100	286,706
Qatar Islamic Bank	33,100	643,764
Qatar National Bank SAQ	50,859	1,871,506
Qatar National Cement Co.	8,847	240,556
Qatar Navigation	18,700	335,382
Qatar Telecom Q-Tel QSC	56,203	1,759,745
Qatari Investors Group	66,700	397,897

		13,722,106

Romania — 0.8%
Antibiotice(g)	686,949	91,322
Banca Transilvania*(g)	4,488,625	1,890,455
Biofarm Bucuresti(g)	2,732,130	186,361
BRD-Groupe Societe Generale(g)	736,070	1,890,810
OMV Petrom SA(g)	18,165,400	2,414,883
Transelectrica SA(g)	46,500	184,909

		6,658,740

Russia — 5.9%
Aeroflot - Russian Airlines OJSC	80,200	134,700
AvtoVAZ OAO*(g)	893,600	339,357
CTC Media, Inc.	32,400	381,996
Evraz PLC	93,700	316,068
Federal Grid Co. Unified Energy System JSC*	105,161,400	532,853
Federal Hydrogenerating Co. JSC	38,052,964	747,779
Federal Hydrogenerating Co. JSC, ADR	403,900	785,586
Gazprom Neft OAO, ADR	15,900	335,490
Gazprom OAO, ADR	818,440	6,997,662
IDGC Holding JSC*	7,276,600	397,943
Inter Rao UES OAO*	857,704,758	496,611
LSR Group, GDR	100,800	436,464
LUKOIL OAO, ADR	72,800	4,688,320
Magnit OJSC	19,600	3,781,389
Mail.Ru Group Ltd., GDR	31,600	875,320
Mechel, ADR(a)	44,600	225,676
MMC Norilsk Nickel OJSC, ADR, (OTC)	1,752	29,626
MMC Norilsk Nickel OJSC, ADR, (XLON)	110,085	1,859,336
Mobile Telesystems OJSC	299,817	2,657,179
Mosenergo OAO	4,030,000	167,181
NovaTek OAO	95,800	970,397
NovaTek OAO, GDR	8,700	881,044
Novolipetsk Steel OJSC, GDR	13,000	205,010
Pharmstandard OJSC, GDR*	41,900	865,235
PIK Group, GDR*(g)	269,400	530,179
Polymetal International PLC	35,400	466,080
Rosneft OAO, GDR	151,600	1,156,708
Rostelecom OJSC	398,803	1,573,425
Sberbank of Russia	190,070	600,811
Sberbank of Russia, ADR	583,500	7,480,470
Severstal OAO, GDR	43,500	386,498
Sistema JSFC	1,693,550	1,384,145
Surgutneftegas OAO, ADR	133,500	1,193,490
Tatneft OAO, ADR	32,133	1,271,824

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
United Co. RUSAL PLC*	780,000	$391,503
Uralkali OJSC, GDR	36,500	1,346,120
VimpelCom Ltd., ADR	72,120	857,507
VTB Bank OJSC, GDR	398,700	1,254,310
X5 Retail Group NV, GDR*	32,100	539,280
Yandex NV (Class A Stock)*	30,600	707,472

		50,248,044

Slovenia — 0.6%
Gorenje dd	15,400	88,438
Krka dd Novo mesto(g)	34,390	2,044,127
Luka Koper*(g)	11,450	126,195
Mercator Poslovni Sistem(g)	3,265	473,352
Nova Kreditna Banka Maribor dd*(g)	65,600	62,983
Petrol dd Ljubljana(g)	2,543	701,662
Reinsurance Co. Sava Ltd.*(g)	18,150	166,349
Sava dd*	238	1,383
Telekom Slovenije dd(g)	8,530	907,540
Zavarovalnica Triglav dd	35,768	779,439

		5,351,468

South Africa — 6.2%
ABSA Group Ltd.	52,800	890,020
Aeci Ltd.	27,200	301,838
African Bank Investments Ltd.	119,000	391,995
African Rainbow Minerals Ltd.	17,200	354,127
Anglo American Platinum Ltd.*	9,800	407,292
AngloGold Ashanti Ltd., ADR	58,700	1,382,385
Aspen Pharmacare Holdings Ltd.*	40,990	851,378
Aveng Ltd.	108,800	381,823
Barloworld Ltd.	97,400	1,015,173
Bidvest Group Ltd.	90,292	2,379,821
Capital Property Fund	387,940	470,407
DataTec Ltd.	140,300	770,519
Discovery Ltd.	60,900	518,180
Exxaro Resources Ltd.	24,500	435,097
FirstRand Ltd.	338,300	1,184,655
Foschini Group Ltd.( The)	34,500	423,216
Gold Fields Ltd.	130,434	997,195
Grindrod Ltd.	175,800	382,369
Growthpoint Properties Ltd.	181,900	533,121
Harmony Gold Mining Co. Ltd	55,300	355,484
Impala Platinum Holdings Ltd	81,728	1,205,215
Imperial Holdings Ltd.	34,600	791,052
Investec Ltd.	32,100	224,326
Kumba Iron Ore Ltd.	12,700	679,480
Liberty Holdings Ltd.	43,700	570,291
Life Healthcare Group Holdings Ltd.	171,100	643,814
Massmart Holdings Ltd.	17,066	353,094
MMI Holdings Ltd.	137,441	347,216
Mr. Price Group Ltd.	34,900	444,026
MTN Group Ltd.	490,100	8,606,717
Murray & Roberts Holdings Ltd.*	232,900	594,958
Nampak Ltd.	181,100	632,204
Naspers Ltd. (Class N Stock)	53,900	3,357,869
Nedbank Group Ltd.	30,085	623,372
Netcare Ltd.	298,000	642,648
Pick’n Pay Holdings Ltd.	44,800	90,182
Pick’n Pay Stores Ltd.	106,900	494,898
PPC Ltd.	91,907	320,340
Redefine Properties Ltd.	463,800	499,344

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Remgro Ltd.	63,000	$1,254,820
Reunert Ltd.	87,500	730,332
RMB Holdings Ltd.	114,300	517,099
RMI Holdings	204,703	518,475
Sanlam Ltd.	291,000	1,493,087
Sappi Ltd.*	76,920	240,247
Sasol Ltd.	76,700	3,397,712
Shoprite Holdings Ltd.	48,600	966,154
Sibanye Gold Ltd.	195,534	284,732
Spar Group Ltd. (The)	38,700	478,400
Standard Bank Group Ltd.	166,700	2,146,272
Steinhoff International Holdings Ltd.*	264,700	719,949
Telkom SA SOC Ltd.*	212,000	345,829
Tiger Brands Ltd.	25,300	808,913
Tongaat Hulett Ltd.	27,000	421,210
Truworths International Ltd.	87,900	861,956
Vodacom Group Ltd.	108,600	1,297,961
Wilson Bayly Holmes-Ovcon Ltd.	32,200	540,186
Woolworths Holdings Ltd.	82,800	635,725

		53,206,200

South Korea — 6.3%
Amorepacific Corp.	540	454,470
BS Financial Group, Inc.	16,552	225,900
Celltrion, Inc.	13,886	667,477
Cheil Industries, Inc.	7,090	564,758
CJ CheilJedang Corp.	800	246,373
Coway Co. Ltd.*	4,410	195,806
Daewoo International Corp.	6,180	215,425
Daewoo Securities Co. Ltd.	21,310	219,475
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	16,850	419,199
Dongbu Insurance Co. Ltd.	10,600	453,220
Doosan Heavy Industries & Construction Co. Ltd.	10,680	433,319
E-Mart Co. Ltd.	3,317	655,949
GS Engineering & Construction Corp.	5,500	268,458
GS Holdings	6,010	351,741
Hana Financial Group, Inc.	29,800	1,056,523
Hanjin Shipping Co. Ltd.*	25,000	238,249
Hankook Tire Co. Ltd.	5,972	258,678
Hanwha Chemical Corp.	9,950	177,166
Hanwha Corp.	13,910	423,005
Hyosung Corp.	7,570	375,191
Hyundai Department Store Co. Ltd.	1,450	213,263
Hyundai Engineering & Construction Co. Ltd.	5,860	351,594
Hyundai Glovis Co. Ltd.	3,590	622,640
Hyundai Heavy Industries Co. Ltd.	2,600	504,056
Hyundai Marine & Fire Insurance Co. Ltd.	7,720	221,773
Hyundai Merchant Marine Co. Ltd.*	17,670	228,380
Hyundai Mobis	3,780	1,061,141
Hyundai Motor Co.	10,120	2,045,707
Hyundai Securities Co. Ltd.	10,750	76,833
Hyundai Steel Co.	6,770	496,705
Hyundai Wia Corp.	2,500	372,919
Industrial Bank of Korea	20,800	239,628
Kangwon Land, Inc.	20,730	574,643
KB Financial Group, Inc.	41,288	1,379,276
Kia Motors Corp.	15,330	777,813
Korea Electric Power Corp.*	41,660	1,137,322

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Korea Exchange Bank	22,610	$150,581
Korea Investment Holdings Co. Ltd.	7,090	284,557
Korea Zinc Co. Ltd.	1,740	557,404
Korean Air Lines Co. Ltd.*	5,150	188,476
KT Corp.	17,490	552,996
KT Corp., ADR*	3,900	61,269
KT&G Corp.	8,560	580,874
LG Chem Ltd.	4,708	1,129,501
LG Corp.	7,260	424,001
LG Display Co. Ltd.*	13,730	401,500
LG Electronics, Inc.	6,220	457,803
LG Household & Health Care Ltd.	710	390,295
LG Uplus Corp.*	40,490	292,556
Lotte Chemical Corp.	3,400	608,764
Lotte Shopping Co. Ltd.	910	322,820
LS Corp.	2,520	200,801
Macquarie Korea Infrastructure Fund	60,089	366,619
NCSoft Corp.	2,890	404,638
NHN Corp.	3,370	814,702
OCI Co. Ltd.	4,070	587,968
Orion Corp.	650	636,217
POSCO	9,510	2,798,524
Samsung C&T Corp.	9,320	576,899
Samsung Card Co. Ltd.	8,820	302,900
Samsung Electro-Mechanics Co. Ltd.	4,690	422,766
Samsung Electronics Co. Ltd.	7,581	10,333,134
Samsung Engineering Co. Ltd.	3,400	394,216
Samsung Fine Chemicals Co. Ltd.	4,550	227,181
Samsung Fire & Marine Insurance Co. Ltd.	5,300	1,038,881
Samsung Heavy Industries Co. Ltd.	8,890	282,610
Samsung Life Insurance Co. Ltd.	13,390	1,253,819
Samsung SDI Co. Ltd.	3,000	380,754
Samsung Securities Co. Ltd.	9,650	465,628
Samsung Techwin Co. Ltd.	6,149	364,489
Shinhan Financial Group Co. Ltd.	48,617	1,749,861
Shinsegae Co. Ltd.	1,683	336,055
SK Broadband Co. Ltd.*	56,200	210,542
SK C&C Co. Ltd.	4,600	413,506
SK Chemicals Co. Ltd.	4,200	212,611
SK Holdings Co. Ltd.	2,010	306,199
SK Hynix, Inc.*	28,650	758,533
SK Innovation Co. Ltd.	6,950	1,023,357
SK Telecom Co. Ltd.	5,480	890,557
S-Oil Corp.	7,380	623,666
Woori Finance Holdings Co. Ltd.	41,870	473,322
Woori Investment & Securities Co. Ltd.	19,612	203,761

		53,662,188

Taiwan — 6.0%
Acer, Inc.*	424,731	370,305
Advanced Semiconductor Engineering, Inc.	508,067	415,834
Ambassador Hotel (The)	275,000	267,335
Asia Cement Corp.	534,615	648,556
Asia Optical Co., Inc.*	276,000	281,703
Asustek Computer, Inc.	56,037	669,582
AU Optronics Corp.*	572,441	250,410
Catcher Technology Co. Ltd.	62,780	283,262
Cathay Financial Holding Co. Ltd.	893,587	1,232,789
Chang Hwa Commercial Bank	553,023	325,315
Cheng Shin Rubber Industry Co. Ltd.	166,456	473,875
Chicony Electronics Co. Ltd.	108,942	289,724

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
China Airlines Ltd.*	853,590	$332,046
China Development Financial Holding Corp.*	1,976,005	565,244
China Life Insurance Co. Ltd.*	260,117	259,967
China Petrochemical Development Corp.	257,712	140,998
China Steel Corp.	1,310,507	1,139,450
China Synthetic Rubber Corp.	333,000	358,560
Chinatrust Financial Holding Co. Ltd.	1,134,141	678,226
Chroma ATE, Inc.	97,760	235,848
Chunghwa Telecom Co. Ltd.	642,268	1,986,010
Compal Electronics, Inc.	597,822	423,247
Delta Electronics, Inc.	164,268	688,998
E Ink Holdings, Inc.	244,000	188,884
E. Sun Financial Holding Co. Ltd.	571,672	346,935
Eva Airways Corp.*	981,634	580,908
Far Eastern Department Stores Co. Ltd.	332,577	297,213
Far Eastern New Century Corp.	386,856	398,497
Far EasTone Telecommunications Co. Ltd.	273,000	619,134
First Financial Holding Co. Ltd.	627,329	393,136
Formosa Chemicals & Fibre Corp.	479,810	1,077,391
Formosa Petrochemical Corp.	215,670	568,010
Formosa Plastics Corp.	665,560	1,576,229
Foxconn Technology Co. Ltd.	168,413	466,852
Fubon Financial Holding Co. Ltd.	513,002	736,238
Giant Manufacturing Co. Ltd.	86,661	489,904
Great Wall Enterprise Co. Ltd.	402,608	359,217
Hon Hai Precision Industry Co. Ltd.	774,964	2,156,738
Hotai Motor Co. Ltd.	106,000	856,636
HTC Corp.	64,485	527,934
Hua Nan Financial Holdings Co. Ltd.	1,023,561	590,862
Innolux Corp.*	581,507	360,261
Kenda Rubber Industrial Co. Ltd.	232,344	416,929
Kerry TJ Logistics Co. Ltd.	140,000	219,580
Largan Precision Co. Ltd.	8,000	209,631
Lite-On Technology Corp.	156,086	253,897
Macronix International	737,684	212,135
MediaTek, Inc.	94,906	1,084,655
Mega Financial Holding Co. Ltd.	872,937	708,777
Microbio Co. Ltd.	281,603	328,908
MStar Semiconductor, Inc.	41,000	332,336
Nan Kang Rubber Tire Co. Ltd.	323,776	364,436
Nan Ya Plastics Corp.	836,350	1,478,271
Novatek Microelectronics Corp.	77,246	338,769
Pegatron Corp.*	123,133	189,938
POU Chen Corp.	404,547	432,858
Powertech Technology, Inc.	155,528	262,146
President Chain Store Corp.	147,648	811,026
Qisda Corp.*	866,510	216,466
Quanta Computer, Inc.	234,319	518,935
Radium Life Tech Co. Ltd.	330,643	302,294
Realtek Semiconductor Corp.	90,319	207,301
Ruentex Development Co. Ltd.	142,767	292,282
Ruentex Industries Ltd.	89,000	206,540
Shin Kong Financial Holding Co. Ltd.*	864,114	271,886
Siliconware Precision Industries Co.	429,350	497,199
Simplo Technology Co. Ltd.	67,766	314,141
Sino-American Silicon Products, Inc.	38,793	50,511
SinoPac Financial Holdings Co. Ltd.	829,202	395,844
Solar Applied Materials Technology Co.	221,773	263,279
Standard Foods Corp.	140,200	414,951
Synnex Technology International Corp.	187,889	340,546

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Tainan Spinning Co. Ltd.	625,107	$314,001
Taishin Financial Holding Co. Ltd.	736,279	307,848
Taiwan Cement Corp.	494,562	610,369
Taiwan Cooperative Financial Holding	902,534	516,359
Taiwan Fertilizer Co. Ltd.	178,000	426,420
Taiwan Glass Industry Corp.	334,319	307,380
Taiwan Mobile Co. Ltd.	229,200	775,699
Taiwan Semiconductor Manufacturing Co. Ltd.	1,327,814	4,447,189
Teco Electric and Machinery Co. Ltd.	352,000	280,459
TPK Holding Co. Ltd.	24,325	486,991
Transcend Information, Inc.	57,719	187,520
Tripod Technology Corp.	100,278	223,903
TSRC Corp.	188,980	367,559
TTY Biopharm Co. Ltd.	60,857	200,254
Tung Ho Steel Enterprise Corp.	224,381	214,543
Unimicron Technology Corp.	210,000	216,707
Uni-President Enterprises Corp.	774,084	1,470,947
United Microelectronics Corp.	899,280	335,228
Wei Chuan Food Corp.	232,000	350,837
Wintek Corp.*	521,484	273,714
Wistron Corp.	202,862	222,630
WPG Holdings Ltd.	290,613	331,465
Yang Ming Marine Transport Corp.*	564,300	258,879
Yuanta Financial Holding Co. Ltd.	1,493,213	758,228
Yulon Motor Co. Ltd.	236,053	422,103
Zinwell Corp.	145,074	118,268

		51,270,230

Thailand — 3.0%
Advanced Info Service PCL	273,800	2,206,481
Airports of Thailand PCL	103,200	431,689
Bangkok Bank PCL	103,100	798,268
Bangkok Dusit Medical Services PCL (Class F Stock)	84,900	474,002
Bangkok Expressway PCL	241,100	327,993
Bank of Ayudhya PCL	548,700	658,899
Banpu PCL	17,000	240,618
BEC World PCL	175,600	383,760
Big C Supercenter PCL	37,800	278,190
Big C Supercenter PCL- Foreign	16,200	118,935
Bumrungrad Hospital PCL	60,600	177,961
Central Pattana PCL	97,400	315,964
Charoen Pokphand Foods PCL	534,100	601,854
CP ALL PCL	909,500	1,420,851
Delta Electronics Thailand PCL	256,600	322,010
Dynasty Ceramic PCL	275,700	586,865
Electricity Generating PCL	63,200	335,585
Esso Thailand PCL	680,000	218,269
Glow Energy PCL	112,000	283,968
Hana Microelectronics PCL	494,200	426,107
Home Product Center PCL	363,260	209,169
Indorama Ventures PCL	204,988	159,595
IRPC PCL	1,569,800	209,057
Italian-Thai Development PCL*	652,600	161,562
Jasmine International PCL	1,011,800	226,303
Kasikornbank PCL	160,300	1,147,709
Kiatnakin Bank PCL	93,500	212,319
Krung Thai Bank PCL	682,675	578,123
Land & Houses PCL	834,300	365,777
Minor International PCL	390,000	319,618

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Polyplex Thailand PCL	520,000	$223,732
Precious Shipping PCL	223,500	135,848
Pruksa Real Estate PCL	352,400	362,717
PTT Exploration & Production PCL	263,529	1,336,317
PTT Global Chemical PCL	230,658	547,404
PTT PCL	137,000	1,515,725
Ratchaburi Electricity Generating Holding PCL	191,700	391,124
Robinson Department Store PCL	147,700	385,831
Siam Cement PCL (The)	47,100	780,549
Siam Commercial Bank PCL	225,100	1,364,359
Siam Makro PCL	21,200	380,782
Sino Thai Engineering & Construction PCL	496,413	470,393
Thai Airways International PCL	324,900	296,776
Thai Beverage PCL	1,633,000	804,168
Thai Oil PCL	196,400	429,216
Thai Tap Water Supply PCL	346,000	127,778
Thai Union Frozen Products PCL	116,020	251,571
Thanachart Capital PCL	286,100	437,185
Tisco Financial Group PCL	56,000	105,651
TMB Bank PCL	4,177,900	365,219
Total Access Communication PCL, NVDR	171,900	557,860
True Corp. PCL*	2,054,094	568,146

		26,035,852

Turkey — 3.2%
Akbank TAS	385,066	2,021,847
Akcansa Cimento A/S	45,400	276,018
Akenerji Elektrik Uretim A/S*	75,751	74,106
Anadolu Efes Biracilik Ve Malt Sanayii A/S	43,800	702,039
Arcelik A/S	75,195	531,971
Asya Katilim Bankasi A/S*	97,500	128,793
Aygaz AS	54,900	327,707
Bagfas Bandirma Gubre Fabrik	4,600	143,647
BIM Birlesik Magazalar A/S	21,700	1,058,434
Cimsa Cimento Sanayi VE Tica	75,700	466,509
Coca-Cola Icecek A/S	21,000	594,843
Dogan Sirketler Grubu Holdings A/S*	343,026	202,862
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	127,900	181,674
Enka Insaat ve Sanayi A/S	215,174	665,989
Eregli Demir ve Celik Fabrikalari TAS*	538,563	699,510
Ford Otomotiv Sanayi A/S	15,400	221,301
Gubre Fabrikalari TAS*	20,400	186,039
Haci Omer Sabanci Holding A/S	164,188	970,990
Ihlas Holding A/S*	384,900	176,569
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)	254,500	227,873
KOC Holding A/S	229,364	1,331,077
Koza Altin Isletmeleri A/S	19,000	444,205
Koza Anadolu Metal Madencilik Isletmeleri A/S*	105,000	300,613
Migros Ticaret AS*	25,300	311,129
Petkim Petrokimya Holding A/S*	94,373	162,739
Sekerbank TAS*	347,917	413,431
TAV Havalimanlari Holding A/S	84,400	543,448
Tekfen Holding A/S	76,496	328,088
Tofas Turk Otomobil Fabrikasi A/S	30,800	222,152
Trakya Cam Sanayi A/S*	227,822	356,346
Tupras Turkiye Petrol Rafinerileri A/S	46,100	1,388,631
Turk Ekonomi Bankasi A/S*	139,200	168,489

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
Turk Hava Yollari*	197,849	$809,197
Turk Sise ve Cam Fabrikalari A/S	270,413	458,834
Turk Telekomunikasyon A/S	163,600	725,182
Turk Traktor ve Ziraat Makineleri A/S	11,000	361,742
Turkcell Iletisim Hizmet A/S*	268,500	1,803,059
Turkiye Garanti Bankasi A/S	440,300	2,336,196
Turkiye Halk Bankasi A/S	122,300	1,307,967
Turkiye Is Bankasi (Class C Stock)	275,862	1,048,986
Turkiye Sinai Kalkinma Bankasi A/S	288,748	397,382
Turkiye Vakiflar Bankasi Tao (Class D Stock)	200,600	643,055
Ulker Biskuvi Sanayi A/S	59,500	448,889
Vestel Elektronik Sanayi ve Ticaret A/S*	142,900	158,751
Yapi ve Kredi Bankasi A/S*	199,448	617,315
Yazicilar Holding A/S (Class A Stock)	18,300	202,288

		27,147,912

Ukraine — 0.2%
Astarta Holding NV*	10,900	204,145
Avangardco Investments Public Ltd., GDR*	17,500	142,625
Ferrexpo PLC	324,000	852,178
MHP SA, GDR*	21,300	378,075

		1,577,023

United Arab Emirates — 1.6%
Abu Dhabi Commercial Bank PJSC	1,040,300	1,192,572
Abu Dhabi National Hotels(g)	984,893	525,949
Air Arabia PJSC	1,880,200	409,518
Aldar Properties PJSC	898,081	333,084
Amlak Finance PJSC*	67,000	—
Arabtec Holding Co.	980,771	558,076
DP World Ltd.(g)	209,370	2,937,461
Dubai Financial Market*	762,300	226,819
Emaar Properties PJSC	1,579,300	2,249,538
First Gulf Bank PJSC	382,200	1,442,865
Gulf Cement Co. PSC*(g)	260,300	89,294
National Bank of Abu Dhabi PJSC	719,219	2,153,645
National Central Cooling Co. PJSC*	736,700	304,088
Union National Bank PJSC/Abu Dhabi	835,897	866,013

		13,288,922

TOTAL COMMON STOCKS (cost $763,804,702)		786,229,043

EXCHANGE TRADED FUND — 1.0%
Vanguard FTSE Emerging Markets (cost $8,957,403)	210,000	9,006,900

PREFERRED STOCKS — 3.2%
Brazil — 2.7%
AES Tiete SA, (PRFC)	53,100	515,036
Banco Bradesco SA, (PRFC)	177,280	2,990,716
Bradespar SA, (PRFC)	35,300	458,730
Centrais Eletricas Brasileiras SA, (PRFC B)	74,900	471,472
Cia Brasileira de Distribuicao Grupo Pao de Acucar, (PRFC)	10,195	536,401
Cia de Bebidas das Americas, (PRFC)	7,820	329,634
Cia Energetica de Sao Paulo, (PRFC B)	33,500	336,036
Companhia de Bebidas das Americas, (PRFC)	68,200	2,886,906
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, (PRFC)	49,900	245,950
Gerdau SA, (PRFC)	89,000	681,346

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Brazil (cont’d.)
Itau Unibanco Holding SA, ADR (PRFC)	155,800	$2,773,240
Itausa - Investimentos Itau SA, (PRFC)	257,090	1,334,591
Klabin SA, (PRFC)	39,800	272,194
Lojas Americanas SA, (PRFC)	71,767	619,027
Marcopolo SA, (PRFC)	87,400	619,791
Metalurgica Gerdau SA, (PRFC)	28,800	275,779
Oi SA, (PRFC C)*(g)	175,771	8,611
Oi SA, (PRFC)	175,771	536,685
Petroleo Brasileiro SA, (PRFC)	84,500	768,163
Randon Participacoes SA, (PRFC)	59,300	368,580
Suzano Papel e Celulose SA, (PRFC A)*	65,025	247,132
Telefonica Brasil SA, (PRFC)	57,441	1,533,845
Usinas Siderurgicas de Minas Gerais SA, (PRFC A)	83,900	447,993
Vale SA, (PRFC A)	55,300	915,122
Vale SA, ADR (PRFC)	193,900	3,205,167

		23,378,147

Colombia — 0.1%
Avianca Taca Holding SA, (PRFC)	99,000	243,772
Grupo Argos SA, (PRFC)	19,929	237,336
Grupo Aval Acciones y Valores, (PRFC)	859,100	607,088

		1,088,196

Croatia — 0.2%
Adris Grupa dd, (PRFC)(g)	30,375	1,507,881

Philippines
Ayala Land, Inc., (PRFC)	1,180,500	2,893

Russia — 0.2%
AK Transneft OAO, (PRFC)	250	534,546
Surgutneftegas OAO, (PRFC S)	1,326,700	919,074

		1,453,620

TOTAL PREFERRED STOCKS (cost $30,378,454)		27,430,737

	Units
RIGHTS(l)*
Hong Kong
Li Ning Co. Ltd., expiring 04/10/13	332,750	45,867

Poland
Polimex-Mostostal SA, TBA	2,980,600	—

Taiwan
Chinatrust Financial Holdings Co. Ltd., expiring 04/08/13	211,260	19,782

TOTAL RIGHTS (cost $0)		65,649

WARRANTS(l)* — 2.8%
Egypt — 1.2%
Alexandria Mineral Oils Co., expiring 12/08/14(g)	60,700	607,803
Arab Cotton Ginning, expiring 12/08/14	379,670	200,326
Commercial International Bank Egypt SAE,expiring 12/01/14	433,700	1,951,778
Eastern Co., expiring 12/08/14	38,898	548,768
EFG - Hermes Holdings SAE, expiring 12/08/14.	241,975	357,415

	Units	Value
WARRANTS(l)* (Continued)
Egypt (cont’d.)
Egyptian Kuwaiti Holding Co., expiring 12/01/14(g)	504,000	$604,800
ElSwedy Electric Co., expiring 12/15/14	65,311	182,571
Ezz Steel, expiring 12/08/14	317,020	427,726
Juhayna Food Industries, expiring 12/01/14(g)	713,453	821,037
Maridive & Oil Services SAE, expiring 12/01/14	275,735	306,066
National Societe Generale Bank SAE,expiring 12/08/14	79,519	358,560
Orascom Construction Industries, expiring 12/08/14	41,203	1,460,757
Orascom Telecom Media & Technology,expiring 02/04/16	1,745,300	185,962
Oriental Weavers, expiring 12/08/14(g)	135,571	439,151
Palm Hills Developments SAE, expiring 12/15/14	773,000	230,628
Pioneers Holding, expiring 12/08/14	394,200	231,167
Sidi Perir Petrochemicals, expiring 12/01/14(g)	273,277	536,995
Telecom Egypt, expiring 12/01/14	396,812	772,162
TMG Holding, expiring 12/08/14	801,562	444,134

		10,667,806

Malaysia
WCT Bhd, expiring 12/11/17	50,420	6,106

Saudi Arabia — 0.8%
Al Rajhi Bank, expiring 02/16/15	42,400	749,026
Al Tayyar Travel Group, expiring 07/02/15	15,500	376,114
Alinma Bank, expiring 02/23/15	70,000	246,387
Almari Co. Ltd., expiring 11/24/14	10,926	195,929
Banque Saudi Fransi, expiring 02/23/15	32,625	266,206
Etihad Etisalat Co., expiring 12/05/14	26,520	576,338
Fawaz Abdulaziz Alhokair Co., expiring 02/23/15	6,700	214,389
Jarir Marketing Co., expiring 05/04/15	3,750	162,491
Mobile Telecomnunications Co. KSC,expiring 05/04/15	44,362	98,774
National Industrialization, expiring 05/04/15	54,350	456,516
Riyad Bank, expiring 12/15/14	29,000	177,470
Sahara Petrochemical Co., expiring 09/21/15	60,000	227,188
Samba Financial Group, expiring 02/10/15	21,800	258,679
Saudi Arabian Amiantit Co., expiring 05/11/15	21,300	79,800
Saudi Arabian Fetilizer Co., expiring 05/11/15	6,266	264,829
Saudi Arabian Mining Co., expiring 05/11/15	21,900	197,965
Saudi Basic Industries, expiring 02/23/15	15,800	410,778
Saudi Cement Co., expiring 08/10/15	9,600	231,028
Saudi Electricity Co., expiring 03/27/15	69,100	257,038
Saudi International Petrochemical Co.,expiring 03/27/15	42,130	215,694
Saudi Kayan Petrochemical Co., expiring 03/27/15	72,200	226,215
Saudi Telecom Co., expiring 05/11/15	30,400	321,006
Savola, expiring 02/02/15	32,400	361,995
Yamamah Saudi Cement Co., expiring 02/02/15	12,750	157,071

		6,728,926

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

			Units	Value
WARRANTS(l)* (Continued)
Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC, expiring 10/14/16(g)			278,880	$426,486
Bao Viet Holdings, expiring 10/15/19			146,970	354,697
Development Investment Construction Corp., expiring 07/27/15			141,570	85,862
GEMADEPT Corp., expiring 12/03/14			125,667	227,613
Hagl JSC, expiring 03/03/15			217,700	286,107
Hoa Phat Group JSC, expiring 03/03/15			295,452	362,875
Kinh Do Corp., expiring 12/08/14(g)			65,170	146,692
Masan Group Corp., expiring 07/07/16(g)			184,900	1,086,874
PetroVietnam Construction JSC, expiring 05/20/16			368,677	93,381
PetroVietnam Drilling & Well Services JSC, expiring 12/15/14			151,943	307,881
PetroVietnam Fertilizer & Chemicals JSC, expiring 12/09/14			269,100	578,713
PetroVietnam Technical Service JSC, expiring 12/08/14			319,500	216,818
Pha Lai Thermal Power JSC, expiring 01/13/15			401,800	324,514
Viet Nam Construction and Import-Export JSC, expiring 12/08/14			586,900	311,332
Vietnam Dairy Products JSC, expiring 09/29/14			50,226	276,035
Vietnam Joint Stock Commercial Bank for Industry and Trade, expiring 10/27/16			609,863	547,929
Vingroup JSC, expiring 12/16/14(g)			334,154	1,022,030

				6,655,839

TOTAL WARRANTS (cost $23,356,694)				24,058,677

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CORPORATE BOND
India
Dr. Reddy’s Laboratories Ltd., Unsec’d. Notes (cost $16,003)
9.250%	03/24/14	NR	INR 145	13,196

TOTAL LONG-TERM INVESTMENTS (cost $826,513,256)				846,804,202

	Shares	Value
SHORT-TERM INVESTMENT — 3.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $31,465,379; includes $19,597,664 of cash collateral for securities on loan)(b)(w)	31,465,379	$31,465,379

TOTAL INVESTMENTS — 102.6% (cost $857,978,635)		878,269,581
Liabilities in excess of other assets — (2.6)%		(22,352,228)

NET ASSETS — 100.0%		$855,917,353

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CMPC	Compania Manufacturera de Papeles y Cartones
COPEC	Compania de Petroleos de Chile
GDR	Global Depositary Receipt
NR	Non Rated by Moody’s or Standard & Poor’s
NVDR	Non-voting Depositary Receipts
OTC	Over-The-Counter
PRFC	Preference Shares
TBA	To Be Announced
XLON	London Stock Exchange
INR	Indian Rupee
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,060,396; cash collateral of $19,597,664 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$6,415,143	$—	$—
Botswana	1,925,531	—	3,844,247
Brazil	28,688,231	—	—
Bulgaria	1,225,059	—	279,480
Chile	26,873,428	—	—
China	6,799,980	72,719,201	—
Colombia	11,030,176	—	1,015,361
Croatia	5,082,893	—	—
Czech Republic	12,971,122	—	—
Egypt	2,718,148	—	—
Estonia	5,400,895	—	—
Ghana	2,941,315	—	—
Hungary	12,993,417	—	—
India	15,684,626	35,281,835	—
Indonesia	—	26,904,691	—
Jordan	5,107,450	—	1,329,597
Kazakhstan	5,882,260	—	—
Kenya	7,025,251	—	—
Kuwait	6,943,886	5,395,170	761,362
Latvia	809,008	—	—
Lebanon	3,076,132	—	187,072
Lithuania	1,443,080	—	—
Malaysia	9,756,490	17,750,904	—
Mauritius	3,686,635	—	—
Mexico	54,687,720	—	—
Morocco	6,375,738	—	173,566
Nigeria	7,275,094	—	—
Oman	5,419,040	1,319,948	—
Pakistan	4,737,810	1,899,757	—
Peru	13,449,728	—	—
Philippines	3,272,137	10,374,391	—
Poland	25,126,353	—	—
Qatar	6,975,733	6,746,373	—
Romania	6,658,740	—	—
Russia	49,856,541	391,503	—
Slovenia	5,351,468	—	—
South Africa	53,206,200	—	—
South Korea	837,949	52,824,239	—
Taiwan	219,580	51,050,650	—
Thailand	19,029,910	7,005,942	—
Turkey	27,147,912	—	—
Ukraine	1,577,023	—	—
United Arab Emirates	3,905,055	9,294,573	89,294
Exchange Traded Fund	9,006,900	—	—
Preferred Stocks:
Brazil	23,369,536	8,611	—
Colombia	850,860	237,336	—
Croatia	1,507,881	—	—
Philippines	—	—	2,893
Russia	1,453,620	—	—
Rights:
Hong Kong	—	45,867	—
Poland	—	—	—

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Level 1	Level 2	Level 3
Taiwan	$—	$19,782	$—
Warrants:
Egypt	—	10,667,806	—
Malaysia	—	6,106	—
Saudi Arabia	—	6,728,926	—
Vietnam	—	6,655,839	—
Corporate Bond	—	13,196	—
Affiliated Money Market Mutual Fund	31,465,379	—	—

Total	$547,244,063	$323,342,646	$7,682,872

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Preferred Stocks
Balance as of 12/31/12	$5,985,499	$256,398
Realized gain (loss)	(323,249)	—
Change in unrealized appreciation (depreciation)*	571,289	17
Purchases	196,059	—
Sales	(1,432,372)	—
Transfers into Level 3	6,845,000	—
Transfers out of Level 3	(4,162,247)	(253,522)

Balance as of 03/31/13	$7,679,979	$2,893

*	Of which, $312,910 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were nine Common Stocks and 1 Preferred Stock transferred out of Level 3 as a result of being traded on an exchange and ten Common Stocks transferred into Level 3 as a result of experiencing no trade volume.

Fair value of Level 2 investments at 12/31/12 was $737,620,799. Of that amount $704,728,234, were classified as Level 2 investments as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $385,856,995 was transferred from Level 2 into Level 1 at 03/31/13 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:

Commercial Banks	15.8%
Telecommunications	9.7
Oil, Gas & Consumable Fuels	9.2
Metals & Mining	6.3
Diversified Financial Services	4.5
Foods	3.8
Affiliated Money Market Mutual Fund (2.3% represents investments purchased with collateral from securities on loan)	3.7
Chemicals	2.9
Retail & Merchandising	2.8
Electric	2.6
Diversified Operations	2.5
Building Materials	2.4
Semiconductors	2.3
Beverages	2.2
Real Estate	2.2
Insurance	1.8
Engineering/Construction	1.7
Industrials	1.5
Pharmaceuticals	1.5
Internet Software & Services	1.3
Electronic Components & Equipment	1.2
Automobile Manufacturers	1.1
Exchange Traded Funds	1.1

Financial Services	1.0%
Computer Services & Software	0.9
Media & Entertainment	0.9
Transportation	0.9
Electric – Generation	0.8
Holding Companies	0.7
Agriculture	0.6
Tobacco	0.6
Auto Parts & Equipment	0.6
Airlines	0.6
Financial – Bank & Trust	0.6
Information Technology	0.6
Hotels & Motels	0.6
Consumer Discretionary	0.6
Machinery	0.5
Computers & Peripherals	0.5
Investment Companies	0.5
Commercial Services	0.5
Electric – Integrated	0.5
Distribution/Wholesale	0.4
Apparel	0.4
Textiles	0.3
Water	0.3
Consumer Products & Services	0.3
Paper & Forest Products	0.3
Healthcare Providers & Services	0.3
Cosmetics/Personal Care	0.3
Electronics	0.3
Healthcare Products & Services	0.3

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Real Estate Investment Trusts	0.3%
Utilities	0.2
Medical Supplies & Equipment	0.2
Marine	0.2
Home Furnishings	0.2
Manufacturing	0.2
Entertainment & Leisure	0.2
Energy – Alternate Sources	0.2
Household Products	0.1
Aerospace & Defense	0.1
Home Builders	0.1
Biotechnology	0.1

Containers & Packaging	0.1%
Engineering & Construction	0.1
Materials	0.1
Advertising	0.1
Pipelines	0.1
Software	0.1
Electronic Components	0.1

102.6
Liabilities in excess of other assets	(2.6)

100.0%

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 93.0%

ASSET-BACKED SECURITIES — 1.3%
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class M1	Ba1	0.834	%(c)	09/25/34	1,057	$954,571
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE7, Class 1A1	Caa2	1.204	%(c)	10/25/37	3,420	2,891,874
Black Diamond CLO Delaware Corp. (Cayman Islands), Series 2005-1A, Class A1A, 144A	Aaa	0.530	%(c)	06/20/17	24	24,300
BlueMountain CLO Ltd. (Cayman Islands), Series 2005-1A, Class A1F, 144A	Aaa	0.528	%(c)	11/15/17	959	950,689
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	Ba3	0.304	%(c)	06/25/37	1,318	1,265,790
Centurion CDO VII Ltd. (Cayman Islands), Series 2004-7A, Class A1A, 144A	Aaa	0.672	%(c)	01/30/16	73	73,071
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	Ca	0.324	%(c)	07/25/37	912	467,137
EFS Volunteer LLC, Series 2010-1, Class A1, 144A	AAA(d)	1.151	%(c)	10/26/26	1,217	1,216,123
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.274	%(c)	08/25/37	1,825	908,388
Household Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.493	%(c)	01/20/34	1,598	1,590,017
Kingsland I Ltd. (Cayman Islands), Series 2005-1A, Class A1A, 144A	Aaa	0.530	%(c)	06/13/19	3,484	3,464,427
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.764	%(c)	10/25/34	23	20,766
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	A2	0.704	%(c)	12/25/33	278	278,821
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	0.564	%(c)	11/25/34	150	141,903
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	Ca	0.334	%(c)	05/25/37	1,343	741,956

TOTAL ASSET-BACKED SECURITIES (cost $17,458,478)						14,989,833

BANK LOANS(c) — 0.8%

Financial Services — 0.4%
Springleaf Financial Corp., Term Loan	B3	5.500%		05/10/17	4,200	4,223,625

Healthcare Products
Biomet, Inc., Term Loan B	B1	3.204%		03/25/15	37	37,258

Healthcare Providers & Services — 0.4%
HCA, Inc., Term Loan A-2	Ba3	2.704%		05/02/16	3,600	3,604,500
HCA, Inc., Term Loan B-2	Ba3	3.534%		03/30/17	1,329	1,340,178

						4,944,678

Telecommunications
Vodafone, Term Loan	NR	6.875%		08/17/15	222	227,597

TOTAL BANK LOANS (cost $9,367,370)						9,433,158

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A	NR	2.503	%(c)	11/15/15	11,606	11,669,290
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 26A, 144A	NR	4.230%		05/22/34	14	13,932
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A	Aaa	3.156%		07/10/46	4,098	4,296,601

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.738	%(c)	07/09/21			4,110	$4,046,974

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,427,049)								20,026,797

CORPORATE OBLIGATIONS — 22.3%

Beverages — 0.4%
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	1.125%		11/12/13			3,000	3,013,272
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, MTN	Baa3	7.000%		01/15/15		EUR	1,500	2,127,884

								5,141,156

Computer Services & Software — 0.3%
Hewlett-Packard Co., Sr. Unsec’d. Notes	Baa1	0.568	%(c)	05/24/13			3,400	3,399,806

Diversified Financial Services — 0.3%
DanFin Funding Ltd. (Ireland), Gov’t. Liquid Gtd. Notes, 144A	Aaa	0.978	%(c)	07/16/13			3,000	3,004,347
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	3.450%		11/02/15			800	838,381

								3,842,728

Electric — 0.4%
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A	Baa1	2.500%		08/15/15	(g)		1,500	1,540,069
Tokyo Electric Power Co., Inc. (The) (Japan), Sec’d. Notes	Ba2	4.500%		03/24/14		EUR	2,000	2,614,982

								4,155,051

Financial Services — 6.8%
Ally Financial, Inc., Gtd. Notes	B1	3.492	%(c)	02/11/14			7,300	7,407,602
Ally Financial, Inc., Series 8, Gtd. Notes	B1	6.750%		12/01/14			100	107,250
American Express Bank FSB, Sr. Unsec’d. Notes	NR	5.500%		04/16/13			2,600	2,603,624
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13			500	502,177
Banco Bradesco SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	2.390	%(c)	05/16/14			6,900	6,985,001
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	Ba3	5.250%		04/01/14			7,200	7,479,000
Citigroup, Inc., Notes, MTN	Baa2	5.500%		10/15/14			3,000	3,201,285
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	0.576	%(c)	11/05/14			2,800	2,788,537
Doric Nimrod Air Finance Alpha Ltd. 2012-1, Class A, Pass-Through Trust (United Kingdom), Pass-Through Certificates, 144A	A3	5.125%		11/30/24			1,000	1,077,500
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.375%		01/16/18			7,200	7,157,880
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.875%		01/15/15			800	831,653
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	7.000%		04/15/15			1,000	1,103,441
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	8.000%		06/01/14			800	860,615
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.950%		01/18/18			1,000	1,165,903
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	7.500%		02/15/19			6,798	8,504,747
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%		07/22/20			390	432,326
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%		04/23/19			200	244,282
JPMorgan Chase Bank NA, Sub. Notes	A1	0.879	%(c)	05/31/17		EUR	4,100	5,150,490
JPMorgan Chase Bank NA, Sub. Notes	A1	4.375	%(c)	11/30/21		EUR	1,700	2,260,870
JPMorgan Chase Bank NA, Sub. Notes	A1	6.000%		10/01/17			2,400	2,827,078

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)

Financial Services (cont’d.)
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.011%		12/23/13		4,200	$1,113,000
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes (United Kingdom)	Baa2	0.510	%(c)	05/30/14	EUR	7,400	9,451,097
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	5.450%		07/15/14		1,300	1,371,224
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.625%		08/12/13		4,000	4,017,040

							78,643,622

Financial–Bank & Trust — 7.7%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	4.500%		01/22/15		2,000	2,080,000
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	4.500%		01/20/16	EUR	5,600	7,627,750
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	4.250%		01/14/16		1,900	1,980,750
Banco Santander Brazil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	2.380	%(c)	03/18/14		8,700	8,721,811
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	1.902	%(c)	01/19/16		6,500	6,353,750
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.750%		09/22/15		4,500	4,718,129
Banco Votorantim Ltd. (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	3.284	%(c)	03/28/14		4,400	4,391,840
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	7.625%		06/01/19		900	1,143,250
Canadian Imperial Bank of Commerce (Canada), Covered Bonds, 144A	Aaa	2.600%		07/02/15		4,000	4,183,200
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	A1	3.200%		04/03/17		5,900	6,249,056
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	0.890%		06/16/15	JPY	100,000	973,389
Eksportfinans ASA (Norway), Unsec’d. Notes, MTN	Ba3	1.570%		02/14/18	JPY	500,000	4,374,818
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	NR	0.552	%(c)	04/05/13		700	699,861
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	2.000%		09/15/15		2,000	1,920,176
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	2.375%		05/25/16		900	856,125
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	3.000%		11/17/14		450	447,750
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	5.500%		05/25/16		500	519,385
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba3	5.500%		06/26/17		500	518,500
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes, MTN	NR	1.875%		04/02/13		600	600,000
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes, MTN	Ba3	4.750%		06/11/13	EUR	100	128,629
ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, 144A	Baa2	2.038	%(c)	02/24/14		10,600	10,628,938
Korea Development Bank (South Korea), Sr. Unsec’d. Notes.	Aa3	5.750%		09/10/13		2,500	2,551,567
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes, MTN	Aaa	6.250%		05/19/21	AUD	4,800	5,636,892
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa3	1.177	%(c)	01/14/14		6,600	6,642,200
Stadshypotek AB (Sweden), Covered Bonds, 144A	Aaa	0.834	%(c)	09/30/13		3,100	3,100,006
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	1.301	%(c)	01/28/14		1,221	1,227,138

							88,274,910

Food — 0.2%
Woolworths Ltd. (Australia), Sr. Unsec’d. Notes, 144A	A3	2.550%		09/22/15		2,400	2,487,766

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)

Healthcare Providers & Services — 0.5%
Fresenius Medical Care US Finance, Inc., Gtd. Notes	Ba2	6.875%		07/15/17		4,500	$5,152,500

Home Builders — 1.8%
D.R. Horton, Inc., Gtd. Notes	Ba2	6.500%		04/15/16		2,500	2,775,000
D.R. Horton, Inc., Gtd. Notes	Ba2	6.875%		05/01/13		5,100	5,119,125
Lennar Corp., Series B, Gtd. Notes	Ba3	5.600%		05/31/15		9,195	9,792,675
PulteGroup, Inc., Gtd. Notes	B1	5.200%		02/15/15		3,000	3,161,250

							20,848,050

Insurance — 1.3%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%		08/15/18		3,265	4,229,850
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.450%		05/18/17		1,900	2,176,513
American International Group, Inc., Sr. Unsec’d. Notes, 144A	Baa1	3.750%		11/30/13		5,800	5,918,349
MetLife, Inc., Sr. Unsec’d. Notes	A3	1.546	%(c)	08/06/13		200	200,830
Monumental Global Funding III, Sr. Sec’d. Notes, 144A	A1	0.477	%(c)	01/15/14	(g)	2,000	2,000,368

							14,525,910

Investment Companies — 0.5%
FIH Erhvervsbank A/S (Denmark), Gov’t. Liquid Gtd. Notes, 144A	Aaa	0.650	%(c)	06/13/13		6,000	6,004,500

Metals & Mining — 0.4%
CSN Islands XI Corp. (Cayman Islands), Gtd. Notes, 144A	Ba1	6.875%		09/21/19		1,200	1,332,000
CSN Resources SA (Luxembourg), Gtd. Notes, 144A	Ba1	6.500%		07/21/20		2,600	2,780,700

							4,112,700

Oil & Gas — 1.1%
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	Baa2	4.000%		07/15/15	(g)	1,150	1,219,722
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa1	8.146%		04/11/18		4,900	5,922,875
Reliance Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.500%		10/19/20	(g)	300	314,480
Southwestern Energy Co., Gtd. Notes	BBB-(d)	4.100%		03/15/22		900	951,169
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	4.950%		11/15/15		4,100	4,436,143

							12,844,389

Pipelines — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.000%		07/01/13		2,600	2,629,858

Telecommunications — 0.4%
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	5.550%		02/01/14		3,300	3,429,868
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	7.375%		11/15/13		1,500	1,561,299

							4,991,167

TOTAL CORPORATE OBLIGATIONS (cost $249,921,618)							257,054,113

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS — 7.3%
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%		01/01/14	BRL	861	$431,937
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%		01/01/21	BRL	126	62,388
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%		01/01/23	BRL	126	61,837
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Notes	Baa2	10.000%		01/01/17	BRL	6,738	3,377,749
Mexican Bonos (Mexico), Bonds	Baa1	10.000%		12/05/24	MXN	171,100	19,919,562
Netherlands Government Bond (Netherlands), Bonds	Aaa	0.750%		04/15/15	EUR	13,700	17,776,089
Netherlands Government Bond (Netherlands), Bonds, 144A	Aaa	4.000%		07/15/19	EUR	2,700	4,092,986
Republic of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	4.250%		06/01/13		4,270	4,294,002
United Kingdom Gilt (United Kingdom), Unsec’d. Notes	Aa1	1.750%		09/07/22	GBP	12,900	19,584,918
United Kingdom Gilt (United Kingdom), Unsec’d. Notes	Aa1	3.750%		09/07/21	GBP	100	178,807
United Kingdom Gilt (United Kingdom), Unsec’d. Notes	Aa1	4.000%		03/07/22	GBP	7,700	14,024,570

TOTAL FOREIGN GOVERNMENT BONDS (cost $83,437,241)							83,804,845

MUNICIPAL BONDS — 0.5%

California — 0.4%
State of California, General Obligation Unlimited	A1	4.850%		10/01/14		800	851,848
State of California, General Obligation Unlimited	A1	5.650	%(c)	04/01/39		3,900	3,914,274

							4,766,122

New Jersey — 0.1%
New Jersey Economic Development Authority, Revenue Bonds	A1	1.280	%(c)	06/15/13		1,000	1,000,380
New Jersey Transportation Trust Fund Authority, Revenue Bonds	A1	6.875%		12/15/39		500	584,045

							1,584,425

TOTAL MUNICIPAL BONDS (cost $6,222,885)							6,350,547

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 11.2%
Banc of America Alternative Loan Trust, Series 2006-2, Class 6A1	B3	5.500%		03/25/21		2,089	2,134,792
Banc of America Alternative Loan Trust, Series 2007-1, Class 1A1	B2	6.064	%(c)	04/25/22		1,555	1,590,449
Banc of America Funding Corp., Series 2004-A, Class 1A3	AA+(d)	5.602	%(c)	09/20/34		491	517,402
Banc of America Funding Corp., Series 2005-D, Class A1	A+(d)	2.631	%(c)	05/25/35		506	517,540
Banc of America Mortgage Securities, Series 2005-6, Class 1A1	Caa1	5.500%		07/25/35		843	850,865
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	NR	5.250%		04/26/37		1,759	1,661,163
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Baa3	3.068	%(c)	01/25/34		367	371,642
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	A3	3.018	%(c)	02/25/34		423	417,311

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	Caa2	3.182%	(c)	11/25/34	3,665	$3,406,343
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	Ba2	2.240%	(c)	08/25/35	441	442,501
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	A1	2.573%	(c)	04/25/33	84	86,531
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	2.926%	(c)	09/25/35	2,187	1,840,481
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Ca	2.609%	(c)	01/25/36	3,010	2,067,260
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Caa3	2.618%	(c)	01/26/36	3,586	2,796,679
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa3	2.735%	(c)	12/26/46	3,495	2,358,017
Chase Mortgage Finance Corp., Series 2005-S3, Class A10	Caa1	5.500%		11/25/35	5,900	5,870,730
CHL Mortgage Pass-Through Trust, Series 2004-J9, Class 2A5	B+(d)	5.500%		01/25/35	1,029	1,068,266
Citicorp Mortgage Securities, Inc., Series 2005-3, Class 1A2	Ba2	5.500%		04/25/35	110	111,754
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	B1	2.270%	(c)	09/25/35	866	857,210
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	Ba3	1.990%	(c)	09/25/35	185	183,620
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	A+(d)	6.250%		12/25/33	111	117,763
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	A+(d)	0.604%	(c)	08/25/18	65	62,218
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	Ba2	6.500%	(c)	01/25/34	308	318,695
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	B3	0.544%	(c)	02/25/35	833	762,084
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	Caa2	0.494%	(c)	04/25/35	1,322	1,011,129
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Caa3	2.713%	(c)	04/25/35	1,139	865,216
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	Ba1	0.544%	(c)	06/25/35	1,990	1,789,742
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	0.904%	(c)	07/25/32	3	1,965
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	A2	0.944%	(c)	08/25/32	98	76,820
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aa1	6.500%		04/25/33	42	44,376
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	A3	2.455%	(c)	06/25/33	1,119	1,096,948
Fannie Mae REMICS, Series 1988-22, Class A	Aaa	2.212%	(c)	08/25/18	3	2,668
Fannie Mae REMICS, Series 1996-39, Class H	Aaa	8.000%		11/25/23	34	39,563
Fannie Mae REMICS, Series 2004-11, Class A	Aaa	0.324%	(c)	03/25/34	375	371,717
Fannie Mae REMICS, Series 2006-5, Class 3A2	Aaa	2.581%	(c)	05/25/35	308	323,610
Fannie Mae REMICS, Series 2007-114, Class A6	Aaa	0.404%	(c)	10/27/37	6,000	6,003,912
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.500%		07/25/43	1,675	1,932,556
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.000%		10/25/43	967	1,108,463
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	1.575%	(c)	07/25/44	1,336	1,364,839

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.375%	(c)	10/25/44	4,655	$4,627,820
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.244%	(c)	12/25/36	2,925	2,906,486
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Ba3	2.314%	(c)	09/25/34	784	772,460
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 12A	A+(d)	3.425%	(c)	06/25/34	303	312,797
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	BBB(d)	3.609%	(c)	06/25/34	825	779,883
GNMA Structured Securities, Series 2012-H27, Class FA	Aaa	0.602%	(c)	10/20/62	31,781	31,797,519
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa	6.500%		06/20/28	827	915,132
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Caa2	0.434%	(c)	06/25/45	498	390,061
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	BB(d)	2.939%	(c)	10/25/33	620	613,392
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	B1	2.752%	(c)	06/25/34	115	113,881
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	A+(d)	2.662%	(c)	09/25/35	1,789	1,837,598
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	CCC(d)	5.126%	(c)	11/25/35	1,121	1,037,701
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	CCC(d)	2.889%	(c)	04/25/36	2,489	2,368,849
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	Ba1	2.957%	(c)	08/19/34	1,499	1,460,438
HomeBanc Mortgage Trust, Series 2005-4, Class A1	Caa1	0.474%	(c)	10/25/35	759	637,267
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	B2	4.863%	(c)	02/25/35	127	128,863
JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1	A2	2.900%	(c)	11/25/33	699	715,618
JPMorgan Mortgage Trust, Series 2007-A1, Class 1A1	Ba3	3.049%	(c)	07/25/35	1,401	1,422,300
JPMorgan Mortgage Trust, Series 2007-A1, Class 3A3	Ba3	3.030%	(c)	07/25/35	738	753,334
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	B3	2.440%	(c)	10/25/35	1,128	1,116,380
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	Baa1	1.204%	(c)	10/25/35	1,372	1,366,385
NACC Reperforming Loan REMIC Trust, Series 2004-R1, Class A2, 144A	Ba2	7.500%		03/25/34	1,591	1,720,476
NCUA Guaranteed Notes, Series 2010-R2, Class 1A	Aaa	0.570%	(c)	11/06/17	5,283	5,304,656
Reperforming Loan REMIC Trust, Series 2004-R1, Class 2A, 144A	B1	6.500%		11/25/34	233	242,274
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Ba2	2.718%	(c)	04/25/34	1,649	1,651,166
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	D(d)	2.673%	(c)	01/25/36	369	348,855
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Baa2	0.453%	(c)	07/19/35	691	627,655
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Baa1	2.212%	(c)	02/27/34	200	202,856
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class A5	Baa1	2.211%	(c)	03/25/33	278	277,712

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	A3	2.452%(c)	06/25/33	519	$529,788
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Baa1	2.461%(c)	09/25/33	2,802	2,856,010
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A	Ba2	2.569%(c)	03/25/34	247	250,754
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A	B1	0.524%(c)	01/25/45	40	37,707
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A	Ba3	0.434%(c)	04/25/45	1,281	1,176,798
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A	Baa1	0.524%(c)	07/25/45	4,259	4,089,770
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1	Caa1	0.464%(c)	11/25/45	503	458,379
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	B3	1.175%(c)	02/25/46	1,371	1,256,274
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	Caa3	1.177%(c)	08/25/46	846	693,774
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1	BBB+(d)	4.683%(c)	12/25/33	172	177,034
Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1	Ba1	2.615%(c)	06/25/34	3,555	3,637,023
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR1, Class 2A1	B3	2.610%(c)	02/25/35	1,078	1,062,252

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $132,583,442)					129,120,217

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.5%
Federal Home Loan Mortgage Corp.		2.367%(c)	01/01/34	57	61,002
Federal Home Loan Mortgage Corp.		2.460%(c)	12/01/26	18	19,375
Federal Home Loan Mortgage Corp.		2.526%(c)	07/01/29	40	42,523
Federal National Mortgage Assoc		2.222%(c)	01/01/25	5	5,216
Federal National Mortgage Assoc		2.391%(c)	12/01/29	33	33,809
Federal National Mortgage Assoc		2.395%(c)	04/01/32	8	8,584
Federal National Mortgage Assoc		4.000%	03/01/41-04/01/42	36,561	39,559,929
Federal National Mortgage Assoc		4.500%	04/01/29-12/01/41	7,627	8,237,662
Federal National Mortgage Assoc		4.524%(c)	04/01/24	23	23,569
Federal National Mortgage Assoc		5.000%	TBA	3,000	3,249,844
Federal National Mortgage Assoc		5.185%(c)	03/01/17	54	54,757
Government National Mortgage Assoc		1.625%(c)	01/20/26-11/20/29	179	187,349
Government National Mortgage Assoc		1.750%(c)	05/20/24-06/20/26	119	125,158
Government National Mortgage Assoc		2.000%(c)	07/20/17-07/20/24	27	28,079
Government National Mortgage Assoc		2.500%(c)	09/20/17	9	9,336

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $51,009,343)					51,646,192

U.S. TREASURY OBLIGATIONS — 43.4%
U.S. Treasury Inflationary Indexed Bonds, TIPS		0.125%	01/15/23	2,600	2,796,891
U.S. Treasury Inflationary Indexed Bonds, TIPS		1.750%	01/15/28	9,100	12,709,655
U.S. Treasury Inflationary Indexed Bonds, TIPS		2.000%	01/15/26	14,800	22,338,493
U.S. Treasury Inflationary Indexed Bonds, TIPS		2.375%	01/15/25-01/15/27	9,110	14,323,064
U.S. Treasury Inflationary Indexed Bonds, TIPS		2.500%	01/15/29	4,770	7,143,903
U.S. Treasury Inflationary Indexed Bonds, TIPS		3.875%	04/15/29	900	2,047,373
U.S. Treasury Notes		0.125%	09/30/13-12/31/13	75,000	74,996,786
U.S. Treasury Notes		0.250%	10/31/13-03/31/14	65,900	65,945,965

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	0.375%	06/30/13	6,300	$6,304,429
U.S. Treasury Notes	0.500%	10/15/13-11/15/13	125,600	125,861,756
U.S. Treasury Notes	0.750%	12/15/13	3,700	3,715,610
U.S. Treasury Notes	1.000%	01/15/14	7,062	7,109,450
U.S. Treasury Notes	1.125%	06/15/13	600	601,265
U.S. Treasury Notes	1.625%	08/15/22-11/15/22	104,400	102,650,758
U.S. Treasury Notes	2.000%	02/15/23	49,500	50,126,472
U.S. Treasury Notes	3.125%	05/15/21	1,200	1,351,219

TOTAL U.S. TREASURY OBLIGATIONS (cost $498,693,578)				500,023,089

TOTAL LONG-TERM INVESTMENTS (cost $1,068,121,004)				1,072,448,791

SHORT-TERM INVESTMENTS — 6.9%
U.S. TREASURY OBLIGATIONS(n) — 2.3%
U.S. Treasury Bills	0.065%	04/18/13	2,500	2,499,920
U.S. Treasury Bills	0.070%	04/25/13	1,600	1,599,925
U.S. Treasury Bills	0.105%	09/19/13	4,300	4,297,906
U.S. Treasury Bills	0.130%	01/09/14	912	911,176
U.S. Treasury Bills(k)	0.140%	01/09/14	5,330	5,325,187
U.S. Treasury Bills	0.143%	02/06/14	6,688	6,680,931
U.S. Treasury Bills	0.148%	01/09/14	4,863	4,858,609

TOTAL U.S. TREASURY OBLIGATIONS (cost $26,170,469)				26,173,654

REPURCHASE AGREEMENTS(m) — 0.7%
Citigroup Global Markets, 0.240%, dated 03/28/13, due 04/01/13 in the amount of $7,600,203			7,600	7,600,000
Royal Bank of Scotland PLC, 0.180%, dated 03/28/12, due 04/01/13 in the amount of $900,018			900	900,000

TOTAL REPURCHASE AGREEMENTS (cost $8,500,000)				8,500,000

CERTIFICATES OF DEPOSIT(n) — 1.8%
Banco Brasil NY	1.300%	03/27/14	1,200	1,185,378
Banco Brasil NY	1.351%	11/01/13	1,500	1,491,600
Daimler Finance NA	1.802%	10/15/13	6,700	6,680,622
Itau Unibanco NY	1.498%	10/31/13	10,800	10,709,453

TOTAL CERTIFICATES OF DEPOSIT (cost $20,039,062)				20,067,053

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.0%
Federal Home Loan Bank	0.140%	04/12/13	9,737	$9,736,583
Federal Home Loan Bank	0.180%	05/10/13	500	499,962
Federal Home Loan Mortgage Corp.	0.140%	10/08/13	13,000	12,993,825

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $23,226,879)				23,230,370

			Shares

AFFILIATED MONEY MARKET MUTUAL FUND — 0.1%
Prudential Investment Portfolios2 - Prudential Core Taxable Money Market Fund (cost $1,266,932)(w)			1,266,932	1,266,932

TOTAL SHORT-TERM INVESTMENTS (cost $79,203,342)				79,238,009

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 99.9% (cost $1,147,324,346)				1,151,686,800

			Principal Amount (000)#

SECURITIES SOLD SHORT — (0.4)%

U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Assoc	4.000%	TBA	3,000	(3,198,281)
Federal National Mortgage Assoc	4.500%	TBA	1,000	(1,077,344)

TOTAL SECURITIES SOLD SHORT (proceeds received $4,258,595)				(4,275,625)

	Counterparty		Notional Amount (000)#

OPTIONS WRITTEN*(j)

Call Options
Currency Option USD vs JPY, expiring 05/09/13, @ FX Rate 96.50	Bank of America		8	(56)

Put Options
Currency Option USD vs JPY, expiring 06/09/13, @ FX Rate 89.00	Bank of America		8	(17)

TOTAL OPTIONS WRITTEN (premiums received $144)				(73)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 99.5% (cost $1,143,065,607)				1,147,411,102
Other assets in excess of liabilities(x) — 0.5%				5,294,456

NET ASSETS — 100.0%				$1,152,705,558

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CDO	Collateralized Debt Obligation
GNMA	Government National Mortgagte Assoc.
FHLMC	Federal Home Loan Mortgage Corporation
FSB	Federal Savings Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(j)	The amount represent fair value of derivative instruments subject to foreign exchange contract risk exposure as of March 31, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contract.
(m)	Repurchase agreements are collateralized by FHLMC (coupon rate 1.02%, maturity date 10/16/17) and U.S. Treasury Notes (coupon rate 0.25%, maturity date 02/28/15), with the aggregate value, including accrued interest, of $8,680,296.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Depreciation(1)
Short Position:
690	5 Year U.S. Treasury Notes	Jun. 2013	$85,198,028	$85,597,735	$(399,707)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 04/04/13	BNP Paribas	AUD	12,246	$12,617,666	$12,743,253	$125,587
Brazilian Real, Expiring 04/02/13	Barclays Capital Group	BRL	9,369	4,689,000	4,633,593	(55,407)
Expiring 04/02/13	Barclays Capital Group	BRL	690	345,000	341,265	(3,735)
Expiring 04/02/13	Credit Suisse First Boston Corp.	BRL	8,988	4,571,489	4,445,119	(126,370)
Expiring 04/02/13	Deutsche Bank	BRL	1,665	832,000	823,486	(8,514)
British Pound, Expiring 06/12/13	Royal Bank of Canada	GBP	269	404,115	408,568	4,453

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Chilean Peso, Expiring 06/05/13	Morgan Stanley	CLP	16,035	$32,638	$33,673	$1,035
Chinese Yuan,
Expiring 08/05/13	BNP Paribas	CNY	10,278	1,630,703	1,642,184	11,481
Expiring 08/05/13	Deutsche Bank	CNY	12,000	1,915,709	1,917,412	1,703
Expiring 08/05/13	UBS Securities	CNY	36,315	5,750,602	5,802,574	51,972
Expiring 11/25/13	JPMorgan Chase	CNY	153,047	24,180,000	24,328,175	148,175
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	2,040,000	1,888,859	(151,141)
Euro, Expiring 06/17/13	Citigroup Global Markets	EUR	131	169,895	168,021	(1,874)
Expiring 06/17/13	Credit Suisse First Boston Corp.	EUR	90	116,320	115,435	(885)
Japanese Yen, Expiring 04/17/13	BNP Paribas	JPY	308,648	3,303,999	3,279,207	(24,792)
Mexican Peso, Expiring 04/03/13	Deutsche Bank	MXN	1,144	87,335	92,529	5,194
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	95,771	7,681,626	7,749,371	67,745
Expiring 04/03/13	JPMorgan Chase	MXN	7,354	562,026	595,064	33,038
Expiring 04/03/13	Morgan Stanley	MXN	152,166	12,256,647	12,312,672	56,025
South African Rand, Expiring 04/30/13	Hong Kong & Shanghai Bank	ZAR	236	27,123	25,577	(1,546)

				$83,213,893	$83,346,037	$132,144

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 04/04/13	Barclays Capital Group	AUD	274	$284,695	$285,126	$(431)
Expiring 04/04/13	Westpac Banking Corp.	AUD	21,439	22,026,429	22,309,539	(283,110)
Brazilian Real, Expiring 04/02/13	UBS Securities	BRL	20,711	10,016,524	10,243,461	(226,937)
Expiring 06/04/13	Credit Suisse First Boston Corp.	BRL	8,988	4,536,187	4,412,482	123,705
British Pound, Expiring 04/02/13	Deutsche Bank	GBP	17,871	26,980,849	27,153,467	(172,618)
Expiring 05/02/13	Westpac Banking Corp.	GBP	17,871	27,074,565	27,148,950	(74,385)
Expiring 06/12/13	Royal Bank of Canada	GBP	4,499	6,802,398	6,833,271	(30,873)
Chinese Yuan, Expiring 08/05/13	Barclays Capital Group	CNY	58,593	9,335,971	9,362,169	(26,198)
Expiring 11/25/13	UBS Securities	CNY	153,047	24,235,520	24,328,175	(92,655)
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	1,882,955	1,888,860	(5,905)
Euro, Expiring 04/02/13	Royal Bank of Canada	EUR	56,731	73,729,139	72,723,194	1,005,945
Expiring 05/02/13	Hong Kong & Shanghai Bank	EUR	56,731	72,971,951	72,737,554	234,397
Expiring 06/17/13	Credit Suisse First Boston Corp.	EUR	422	546,857	541,260	5,597
Expiring 06/17/13	Royal Bank of Canada	EUR	76	98,475	97,478	997
Japanese Yen, Expiring 04/17/13	Barclays Capital Group	JPY	332,508	3,592,203	3,532,705	59,498
Expiring 04/17/13	Barclays Capital Group	JPY	46,627	523,836	495,384	28,452
Expiring 04/17/13	Hong Kong & Shanghai Bank	JPY	1,031,757	11,589,959	10,961,822	628,137
Expiring 04/17/13	Royal Bank of Canada	JPY	439,262	4,703,124	4,666,905	36,219
Expiring 04/17/13	UBS Securities	JPY	46,628	523,023	495,396	27,627
Mexican Peso, Expiring 04/03/13	Deutsche Bank	MXN	216,345	16,655,986	17,505,719	(849,733)
Expiring 04/03/13	Deutsche Bank	MXN	40,090	3,026,000	3,243,916	(217,916)
Expiring 06/27/13	Hong Kong & Shanghai Bank	MXN	95,771	7,625,053	7,688,042	(62,989)
Expiring 06/27/13	Morgan Stanley	MXN	152,166	12,167,462	12,215,231	(47,769)

				$340,929,161	$340,870,106	$59,055

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2013.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013:

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
AUD	12,500	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	$826,949	$(60,049)	$886,998	Deutsche Bank AG
AUD	11,300	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	747,562	(58,796)	806,358	Barclays Bank PLC
AUD	6,700	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	443,245	(33,334)	476,579	UBS AG
AUD	3,200	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	211,699	(19,034)	230,733	Citigroup, Inc.
BRL	84,300	01/02/17	8.600%	Brazilian interbank overnight lending rate(1)	(532,246)	—	(532,246)	Bank of America
BRL	51,800	01/02/17	8.650%	Brazilian interbank overnight lending rate(1)	(295,447)	39,441	(334,888)	HSBC Bank USA
BRL	21,400	01/02/17	8.860%	Brazilian interbank overnight lending rate(1)	(7,612)	183,767	(191,379)	Bank of America
BRL	8,100	01/02/17	9.010%	Brazilian interbank overnight lending rate(1)	9,797	95,969	(86,172)	JPMorgan Chase & Co.
BRL	8,100	01/02/17	8.590%	Brazilian interbank overnight lending rate(1)	(52,729)	—	(52,729)	Barclays Bank PLC

					$1,351,218	$147,964	$1,203,254

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(2)
Exchange-traded swap agreements:
AUD	12,500	03/15/23	3.750%	6 month Australian Bank Bill rate(1)	$(37,245)	$(327,298)	$(290,053)
AUD	1,100	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	(5,090)	(4,859)	231
AUD	14,200	12/11/23	4.250%	6 month Australian Bank Bill rate(1)	96,781	70,768	(26,013)
	6,000	06/19/43	2.750%	3 month LIBOR(1)	359,514	345,060	(14,454)
	34,300	06/19/23	2.000%	3 month LIBOR(1)	560,453	266,534	(293,919)
	54,200	03/21/33	3.000%	3 month LIBOR(1)	(220,425)	(388,359)	(167,934)
	66,600	06/19/33	2.750%	3 month LIBOR(1)	126,064	1,066,434	940,370

					$880,052	$1,028,280	$148,228

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Credit default swap agreements outstanding at March 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at March 31, 2013(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
BP Capital Markets America	06/20/15	5.000%	1,950	0.353%	$207,758	$13,724	$194,034	Goldman Sachs & Co.
BP Capital Markets America	06/20/15	5.000%	1,400	0.353%	149,160	18,881	130,279	Goldman Sachs & Co.
BP Capital Markets America	06/20/15	5.000%	700	0.353%	74,483	(9,842)	84,325	Goldman Sachs & Co.
Citigroup, Inc.	09/20/14	1.000%	8,600	0.362%	95,352	(74,849)	170,201	Deutsche Bank AG
Dell, Inc.	12/20/17	1.000%	1,800	3.109%	(167,114)	(127,311)	(39,803)	Goldman Sachs & Co.
Federal Republic of Brazil	03/20/16	1.000%	6,200	0.994%	3,563	(34,785)	38,348	Citigroup, Inc.
Japan Gov’t. Series 55	03/20/16	1.000%	4,400	0.438%	72,431	18,913	53,518	Goldman Sachs & Co.
Japan Gov’t. Series 55	03/20/16	1.000%	2,800	0.438%	46,248	15,540	30,708	Royal Bank of Scotland PLC
Lloyds Bank	09/20/17	3.000%	EUR 4,300	1.599%	337,136	31,234	305,902	Morgan Stanley Deutsche Bank
Lloyds Bank	09/20/17	3.000%	EUR 1,200	1.599%	94,085	10,444	83,641	AG
People’s Republic of China	09/20/16	1.000%	4,400	0.444%	86,462	(13,069)	99,531	Morgan Stanley

					$999,564	$(151,120)	$1,150,684

The Portfolio entered into credit default swap agreements on corporate and sovereign issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(5)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
Chesapeake Energy Corp.	06/20/14	1,280	5.000%	$(67,741)	$10,638	$(78,379)	Goldman Sachs & Co.
Credit Agricole SA	12/20/16	EUR 2,800	1.000%	96,909	207,094	(110,185)	Citigroup, Inc. Co.
Credit Agricole SA	12/20/16	EUR 1,650	1.000%	57,107	125,579	(68,472)	Goldman Sachs & Co.
D.R. Horton, Inc.	06/20/13	5,600	1.000%	(11,744)	7,234	(18,978)	Barclays Bank PLC
D.R. Horton, Inc.	06/20/16	2,500	1.000%	9,602	85,339	(75,737)	Barclays Bank PLC
DJ iTraxx17Xov2	06/20/17	EUR 9,100	5.000%	(641,440)	100,109	(741,549)	Citigroup, Inc.
DJ iTraxx17Xov2	06/20/17	EUR 4,500	5.000%	(317,196)	20,750	(337,946)	Credit Suisse First Boston
DJ iTraxx17Xov2	06/20/17	EUR 1,600	5.000%	(113,914)	113,550	(227,464)	Bank of America
DJ iTraxx18Xov2	12/20/17	EUR 9,800	5.000%	(429,176)	89,915	(519,091)	Barclays Bank PLC
DJ iTraxx18Xov2	12/20/17	EUR 8,640	5.000%	(373,950)	296,434	(670,384)	Morgan Stanley
DJ iTraxx18Xov2	12/20/17	EUR 7,400	5.000%	(324,072)	135,114	(459,186)	HSBC Bank USA
DJ iTraxx9EU 7YR Tranche 09-12%	06/20/15	EUR 6,100	1.000%	8,541	634,112	(625,571)	UBS AG
Lennar Corp.	06/20/15	9,200	5.000%	(839,285)	(367,288)	(471,997)	BNP Paribas
Pulte Group, Inc.	03/20/15	3,000	1.000%	(19,442)	93,126	(112,568)	Barclays Bank PLC

				$(2,965,801)	$1,551,706	$(4,517,507)

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation(5)
Exchange-traded credit default swaps – Buy Protection(2):
Dow Jones CDX IG19 5Y Index	12/20/17	8,500	1.000%	$12,093	$95,970	$83,877
Dow Jones CDX IG19 5Y Index	12/20/17	7,400	1.000%	36,346	62,175	25,829

				$48,439	$158,145	$109,706

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2013.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 – significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$14,989,833	$—
Bank Loans	—	9,433,158	—
Certificates of Deposit	—	20,067,053	—
Commercial Mortgage-Backed Securities	—	20,026,797	—
Corporate Obligations	—	255,976,613	1,077,500
Foreign Government Bonds	—	83,804,845	—
Municipal Bonds	—	6,350,547	—
Residential Mortgage-Backed Securities	—	122,154,398	6,965,819
U.S. Government Agency Obligations	—	74,876,562	—
U.S. Treasury Obligations	—	526,196,743	—
Affiliated Money Market Mutual Fund	1,266,932	—	—
Repurchase Agreements	—	8,500,000	—
Options Written	—	(73)	—
Short Sales – U.S. Government Agency Obligations	—	(4,275,625)	—
Other Financial Instruments*
Futures	(399,707)	—	—
Forward Foreign Currency Exchange Contracts	—	191,199	—
Interest Rate Swaps	148,228	1,203,254	—
Credit Default Swaps	109,706	(3,366,823)	—

Total	$1,125,159	$1,136,128,481	$8,043,319

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Residential Mortgage-Backed Securities	Corporate Obligations
Balance as of 12/31/12	$335,850	$7,306,444	$1,041,250
Accrued discounts/premiums	(338,822)	(110,273)	—
Realized gain (loss)	(1,434)	1,683	—
Change in unrealized appreciation (depreciation)**	4,406	(232,035)	36,250
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 03/31/13	$—	$6,965,819	$1,077,500

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

** Of which, $(195,785) was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of comparable U.S. Government and other securities using fixed income securities valuation model.

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 113.2%

ASSET-BACKED SECURITIES — 1.8%
ACA CLO 2006-1 Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	Aaa	0.551%	(c)	07/25/18		3,057	$3,014,832
ACE Securities Corp., Series 2006-HE4, Class A2A	Ca	0.262%	(c)	10/25/36		495	165,550
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.479%	(c)	09/25/34		1,715	1,650,374
Auto ABS Srl (Italy), Series 2007-2, Class A	A2	0.349%	(c)	10/25/20	EUR	4,389	5,623,765
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	Caa1	0.284%	(c)	10/25/36		127	122,842
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	Ba1	0.292%	(c)	06/25/47		305	302,251
BNC Mortgage Loan Trust, Series 2007-2, Class A2	Ba2	0.302%	(c)	05/25/37		3,755	3,659,853
Centurion CDO VII Ltd. (Cayman Islands), Series 2004-7A, Class A1A, 144A	Aaa	0.672%	(c)	01/30/16		1,389	1,388,356
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	Aaa	2.953%	(c)	08/15/18		34,000	35,195,304
Commercial Industrial Finance Corp. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.547%	(c)	03/01/21		7,200	7,034,004
Commercial Industrial Finance Corp. (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.552%	(c)	05/10/21		14,000	13,675,886
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Ca	0.264%	(c)	11/25/36		243	121,095
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	Ba3	0.942%	(c)	05/25/40		1,747	1,640,597
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	Aaa	0.442%	(c)	06/25/32		1,551	1,534,119
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.274%	(c)	08/25/37		5,502	2,739,582
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Caa2	0.262%	(c)	01/25/37		104	51,992
Galaxy CLO Ltd. (Cayman Islands), Series 2005-4A, Class A1VB, 144A	AAA(d)	0.583%	(c)	04/17/17		2,026	2,024,393
Galaxy CLO Ltd. (Cayman Islands), Series 2007-8A, Class A, 144A	Aaa	0.541%	(c)	04/25/19		17,754	17,251,464
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	Ca	0.242%	(c)	08/25/36		66	26,603
Hillmark Funding (Cayman Islands), Series 2006-1A, Class A1, 144A	Aaa	0.539%	(c)	05/21/21		30,400	29,489,307
Household Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.491%	(c)	01/20/34		4,095	4,074,418
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Baa3	0.282%	(c)	03/25/37		193	192,807
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Caa1	0.264%	(c)	03/25/47		1,303	1,219,905
Lehman XS Trust, Series 2006-14N, Class 1A2	C	0.442%	(c)	09/25/46		200	18,087
Lehman XS Trust, Series 2006-16N, Class A4B	C	0.442%	(c)	11/25/46		331	65,170
Lehman XS Trust, Series 2006-GP2, Class 3A2	C	0.432%	(c)	06/25/46		121	6,424
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.764%	(c)	10/25/34		127	113,520
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A1	B2	0.282%	(c)	05/25/37		221	218,551
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Ca	0.254%	(c)	11/25/36		9	3,857
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	Caa3	5.726%		10/25/36		476	279,767
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	Ca	0.562%	(c)	04/25/37		1,128	577,014

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Octagon Investment Partners VII Ltd. (Cayman Islands), Series 2004-7A, Class A1L, 144A	Aaa	0.647	%(c)	12/02/16			5	$4,768
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ1, Class M2	B3	1.192	%(c)	09/25/34			5,862	4,836,130
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class MII1	A3	1.297	%(c)	12/25/33			5,374	4,178,851
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Ca	0.264	%(c)	12/25/36			159	48,754
SLM Student Loan Trust, Series 2009-CT, Class 1A, 144A	Aaa	2.350	%(c)	04/15/39	(g)		1,520	1,528,522
SLM Student Loan Trust, Series 2010-C, Class A2, 144A	Aaa	2.853	%(c)	12/16/19			2,200	2,259,459
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A	Caa3	0.264	%(c)	11/25/36			244	92,948
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Caa1	0.282	%(c)	06/25/37			1,252	1,190,898
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF1, Class M2	Caa2	0.542	%(c)	02/25/36			1,500	1,176,138
Wind River CLO Ltd. (Cayman Islands), Series 2004-1A, Class A1, CLO, 144A	Aaa	0.610	%(c)	12/19/16			5,172	5,134,266

TOTAL ASSET-BACKED SECURITIES (cost $157,608,697)								153,932,423

BANK LOANS(c) — 0.3%

Financial Services — 0.3%
Springleaf Finance Corp., Initial Loan	B3	5.500%		05/28/17			23,000	23,129,375

Healthcare Providers & Services
HCA, Inc., Tranche Term Loan A-2	Ba3	2.704%		05/02/16			2,423	2,426,106

TOTAL BANK LOANS (cost $25,315,462)								25,555,481

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A	NR	2.503	%(c)	11/15/15			16,379	16,468,939
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4	Aaa	5.331%		02/11/44			400	446,274
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4	AAA(d)	5.471	%(c)	01/12/45			1,100	1,266,399
Commercial Mortgage Trust, Series 2005-GG5, Class A5	Aa2	5.224	%(c)	04/10/37			34,978	38,174,107
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A3	Baa1	5.383%		02/15/40			1,100	1,202,502
European Loan Conduit (Ireland), Series 25X, Class A	A1	0.376	%(c)	05/15/19		EUR	587	713,109
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4	Aaa	4.799	%(c)	08/10/42			200	211,096
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3A	Aaa	4.678%		07/15/42			331	333,746
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3, 144A	AAA(d)	4.070%		11/15/43			12,200	13,562,435
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	AA-(d)	5.866	%(c)	09/15/45			17,600	20,257,195
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.740	%(c)	07/09/21			7,588	7,471,336

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aa3	5.485%	(c)	03/12/51		2,300	$2,611,204
Morgan Stanley Capital I, Inc., Series 2007-IQ16, Class A4	AA+(d)	5.809%		12/12/49		200	233,275
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 144A	Aaa	5.787%	(c)	08/12/45		100	114,898
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 144A	Aaa	0.283%	(c)	06/15/20		3,693	3,640,507

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $98,763,211)							106,707,022

CORPORATE BONDS — 16.7%

Agriculture
Altria Group, Inc., Gtd. Notes	Baa1	9.700%		11/10/18		372	517,701

Airlines
UAL 1991 Pass-Through Trust AB, Pass-Through Certificates	NR	10.020%		03/22/14	(g)	416	214,142

Automobiles — 0.1%
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.480%	(c)	09/13/13		9,800	9,838,279

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	0.851%	(c)	01/27/14		20,500	20,562,525

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	6.150%		06/01/18		22,000	26,750,416

Building Materials
Urbi Desarrollos Urbanos SAB De CV (Mexico), Gtd. Notes, 144A	B2	8.500%		04/19/16		1,745	1,108,075

Chemicals — 0.1%
Braskem Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.750%		04/15/21		3,300	3,460,050

Diversified Financial Services — 0.3%
Banque PSA Finance SA (France), Sr. Unsec’d. Notes, 144A	Ba1	2.205%	(c)	04/04/14	(g)	14,700	14,572,404
Fifth Third Bancorp, Sub. Notes	Baa2	0.700%	(c)	12/20/16		2,300	2,264,184
Gazprom OAO Via White Nights Finance BV (Netherlands), Sr. Unsec’d. Notes	Baa1	10.500%		03/08/14		6,500	7,036,250
Gazprom OAO Via White Nights Finance BV (Netherlands), Sr. Unsec’d. Notes	Baa1	10.500%		03/25/14		300	325,485
Odebrecht Drilling Norbe VIII/IX Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Baa3	6.350%		06/30/21		2,755	3,030,500

							27,228,823

Electric — 0.2%
Nisource Finance Corp., Gtd. Notes	Baa3	6.125%		03/01/22		9,800	11,730,365

Financial Services — 5.0%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Sr. Unsec’d. Notes	Baa1	7.700%		08/07/13		1,000	1,022,570
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Sr. Unsec’d. Notes	Baa1	8.700%		08/07/18		2,300	2,933,075

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Financial Services (cont’d.)
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	8.700%		08/07/18		2,300	$2,933,075
Ally Financial, Inc., Gtd. Notes	B1	3.492%	(c)	02/11/14		4,400	4,464,856
Ally Financial, Inc., Gtd. Notes	B1	3.709%	(c)	06/20/14		11,100	11,356,632
Ally Financial, Inc., Gtd. Notes	B1	7.500%		09/15/20		7,500	9,150,000
Bank One Capital III, Ltd. Gtd. Notes	Baa2	8.750%		09/01/30		1,100	1,567,643
Citigroup, Inc., Notes, MTN	Baa2	5.500%		10/15/14		22,100	23,582,800
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	1.755%	(c)	01/13/14		11,600	11,705,688
Citigroup, Inc., Sub. Notes	Baa3	4.875%		05/07/15		5,200	5,544,209
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	5.625%		09/15/15		10,400	11,324,019
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	7.000%		04/15/15		11,900	13,130,948
General Electric Capital Corp., Sub. Notes, MTN	A2	6.375%	(c)	11/15/67		16,775	17,781,500
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	0.570%	(c)	05/23/16	EUR	6,900	8,644,724
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	1.296%	(c)	02/07/14		11,600	11,656,573
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.950%		01/18/18		6,400	7,461,779
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.150%		04/01/18		4,200	4,949,141
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	0.574%	(c)	01/30/17	EUR	900	1,117,870
International Lease Finance Corp., Sr. Sec’d. Notes, 144A.	Ba2	6.750%		09/01/16		5,400	6,102,000
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	5.750%		05/15/16		1,400	1,512,000
JPMorgan Chase & Co., Jr. Sub. Notes	Ba1	7.900%	(c)	04/29/49		4,200	4,825,082
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.000%		01/15/18		5,100	6,060,595
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	A2	0.465%	(c)	09/26/13	EUR	1,100	1,411,204
JPMorgan Chase Bank NA, Sub. Notes	A1	0.877%	(c)	05/31/17	EUR	6,400	8,039,789
JPMorgan Chase Bank NA, Sub. Notes	A1	6.000%		10/01/17		1,800	2,120,308
LBG Capital No. 1 PLC (United Kingdom), Bank Gtd. Notes	B1	7.869%		08/25/20	GBP	7,850	12,464,507
LBG Capital No. 1 PLC (United Kingdom), Bank Gtd. Notes, 144A	BB-(d)	8.500%	(c)	12/29/49		700	746,864
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Baa2	0.510%	(c)	05/30/14	EUR	11,600	14,815,234
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	0.486%	(c)	01/31/14	EUR	14,100	18,045,441
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	0.520%	(c)	08/25/14	EUR	3,100	3,954,515
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	6.875%		04/25/18		7,500	9,052,650
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	1.281%	(c)	04/29/13		11,700	11,706,271
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	1.902%	(c)	01/24/14		4,600	4,637,950
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.375%		10/15/15		8,600	9,392,473
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%		04/28/15		1,400	1,524,999
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.250%		08/28/17		15,900	18,504,197
SLM Corp., Sr. Notes, MTN	Ba1	6.250%		01/25/16		2,300	2,512,699
SLM Corp., Sr. Unsec’d. Notes	Ba1	0.533%	(c)	06/17/13	EUR	5,900	7,544,032
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	0.601%	(c)	01/27/14		10,000	9,915,280
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%		06/15/18		10,000	11,850,000
Societe Generale (France), Jr. Sub. Notes	Ba2	9.375%	(c)	09/29/49	EUR	2,000	2,909,809
Springleaf Finance Corp., Sr. Unsec’d. Notes	Caa1	4.125%		11/29/13	EUR	12,000	15,305,338
SSIF Nevada LP, Bank Gtd. Notes, 144A	Aa2	1.005%	(c)	04/14/14		61,300	61,666,206
Sydney Airport Finance Co. Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	Baa2	5.125%		02/22/21		1,500	1,658,057

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Financial Services (cont’d.)
Temasek Financial I Ltd. (Singapore), Gtd. Notes, 144A	Aaa	4.300%		10/25/19			2,900	$3,299,585
TNK-BP Finance SA (Luxembourg), Gtd. Notes	Baa2	7.250%		02/02/20			1,300	1,560,000
TNK-BP Finance SA (Luxembourg), Gtd. Notes	Baa2	7.875%		03/13/18			5,000	6,000,000
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	1.301%	(c)	01/28/14			1,163	1,168,846
UBS Preferred Funding Trust V, Jr. Sub. Notes	Ba2	6.243%	(c)	05/29/49			12,400	12,818,500
UFJ Finance Aruba AEC (Aruba), Bank Gtd. Notes	A1	6.750%		07/15/13			400	407,181

								423,858,714

Financial–Bank & Trust — 7.5%
Abbey National Treasury Services PLC (United Kingdom), Bank Gtd. Notes	A(d)	1.631%	(c)	06/10/13			56,100	56,235,201
American Express Co., Sr. Unsec’d. Notes	A3	7.250%		05/20/14			10,000	10,733,100
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	2.125%		01/10/14			14,000	14,183,960
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A.	Baa1	4.250%		01/14/16			10,000	10,425,000
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico), Sr. Unsec’d. Notes, 144A	BBB(d)	4.125%		11/09/22			6,700	6,733,500
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.500%		08/01/16			5,855	6,743,098
Bank of America Corp., Sr. Unsec’d. Notes, MTN .	Baa2	1.722%	(c)	01/30/14			37,300	37,625,629
Bank of America Corp., Sub. Notes	Baa3	0.620%	(c)	08/15/16			1,900	1,839,998
Bank of America NA, Sub. Notes	Baa1	6.000%		10/15/36			1,900	2,276,844
Bank of China Hong Kong Ltd. (Hong Kong), Sub. Notes, 144A.	A1	5.550%		02/11/20			2,900	3,250,239
Bank of Montreal (Canada), Covered Bonds, 144A	Aaa	1.950%		01/30/18			300	312,093
Bank of Montreal (Canada), Covered Bonds, 144A	Aaa	2.850%		06/09/15			4,400	4,620,440
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	1.950%		01/30/17			800	831,920
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	2.375%		01/13/14			1,200	1,216,066
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	5.200%		07/10/14			900	948,773
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A	A2	4.500%		03/10/16			4,000	4,250,000
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	Baa2	6.500%		03/10/21			8,000	9,080,000
BNP Paribas SA (France), Bank Gtd. Notes	A2	1.205%	(c)	01/10/14			26,300	26,417,535
BPCE SA (France), Jr. Sub. Notes	Ba2	9.000%	(c)	03/29/49		EUR	1,000	1,340,178
BPCE SA (France), Sr. Unsec’d. Notes, 144A	A2	2.375%		10/04/13			2,500	2,509,078
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	Aa2	1.080%	(c)	09/18/15	(g)		25,000	25,274,525
Credit Agricole Home Loan SFH (France), Covered Bonds, 144A	Aaa	1.052%	(c)	07/21/14			33,500	33,653,346
Credit Agricole SA (France), Jr. Sub. Notes, 144A	Ba2	8.375%	(c)	10/29/49			44,500	48,671,875
Credit Agricole SA (France), Jr. Sub. Notes, MTN	Ba2	5.136%	(c)	12/29/49		GBP	1,700	2,371,264
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	A1	2.200%		01/14/14			4,800	4,864,109
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	Baa1	1.355%	(c)	04/14/14			25,000	25,136,200
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	Aa3	2.750%		01/10/14			200	202,785
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	Aa3	0.781%	(c)	04/29/14			26,900	26,749,693

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Financial–Bank & Trust (cont’d.)
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	Aa3	2.750%		04/29/14			5,800	$5,900,114
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	4.000%		01/29/21			2,600	2,798,978
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.125%		06/29/20			4,200	4,827,047
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa3	2.000%		01/19/14			6,100	6,160,451
Itau Unibanco Holding SA (Brazil), Sub. Notes, 144A	Baa3	6.200%		04/15/20			20,700	22,524,671
Lloyds TSB Bank PLC (United Kingdom), Jr. Sub. Notes, 144A	BB+(d)	12.000%	(c)	12/29/49			40,400	53,677,662
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	1.025%	(c)	04/11/14			31,200	31,423,486
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa3	2.125%		01/14/14	(g)		1,800	1,820,885
Nordea Eiendomskreditt A/S (Norway), Covered Bonds, 144A	Aaa	0.725%	(c)	04/07/15			13,400	13,423,215
Northern Rock Asset Management PLC (United Kingdom), Covered Bonds, 144A	Aaa	5.625%		06/22/17	(g)		37,200	43,110,150
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes	NR	6.875%		03/19/20		EUR	10,000	14,363,201
RBS Capital Trust I, Bank Gtd. Notes	B1	4.709%	(c)	12/29/49			1,620	1,239,300
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	Baa3	2.175%	(c)	04/11/14			10,200	10,196,920
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	B1	7.640%	(c)	03/29/49			7,700	6,853,000
Royal Bank of Scotland PLC (The) (United Kingdom), Sub. Notes	Ba1	2.014%	(c)	03/30/15		CAD	17,300	15,039,428
Santander Finance Preferred SA Unipersonal (Spain), Bank Gtd. Notes	Ba3	11.300%	(c)	07/29/49		GBP	2,400	3,774,330
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Baa2	2.991%		10/07/13			6,200	6,235,813
Sberbank of Russia Via SB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	A3	4.950%		02/07/17			2,900	3,093,621
Sberbank of Russia Via SB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	A3	6.125%		02/07/22			4,000	4,469,722
State Bank of India (India), Sr. Unsec’d. Notes, 144A	Baa2	4.500%		07/27/15			7,000	7,376,162
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	1.950%		01/14/14	(g)		6,000	6,051,444
Turkiye Garanti Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A	Baa2	2.802%	(c)	04/20/16			3,800	3,781,000
Westpac Banking Corp. (Australia), Gov’t. Liquid Gtd. Notes, 144A	Aaa	3.585%		08/14/14	(g)		4,200	4,373,183

								641,010,232

Holding Companies–Diversified
Noble Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Baa3	4.875%		08/05/15			755	792,750

Hotels & Motels — 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	5.750%		08/15/15			5,900	6,409,353

Insurance — 0.6%
American International Group, Inc., Jr. Sub. Debs	Baa2	8.175%	(c)	05/15/68			11,400	15,347,250

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
American International Group, Inc., Jr. Sub. Notes	Baa2	6.250%		03/15/87			5,500	$6,091,800
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%		10/01/15			800	876,379
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%		08/15/18			7,500	9,716,348
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%		01/16/18			3,300	3,863,033
Dai-Ichi Life Insurance Co Ltd. (The) (Japan), Sub. Notes, 144A	A3	7.250%	(c)	12/29/49	(g)		6,600	7,452,390
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.550%		04/27/15			8,100	8,887,701

								52,234,901

Metals & Mining — 0.3%
Codelco, Inc. (Chile), Sr. Unsec’d. Notes, 144A	A1	7.500%		01/15/19			4,600	5,787,297
CSN Resources SA (Luxembourg), Gtd. Notes, 144A	Ba1	6.500%		07/21/20			4,300	4,598,850
Gerdau Holdings, Inc., Gtd. Notes, 144A	BBB-(d)	7.000%		01/20/20			12,200	13,901,900
Gerdau Trade, Inc. (British Virgin Islands), Gtd. Notes, 144A	BBB-(d)	5.750%		01/30/21			2,500	2,668,750

								26,956,797

Oil & Gas — 1.0%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	1.217%	(c)	06/02/14			9,700	9,754,698
El Paso LLC, Gtd. Notes, MTN	Ba2	7.750%		01/15/32			4,200	4,700,459
ENN Energy Holdings Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A	Baa3	6.000%		05/13/21			600	697,779
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes	Baa1	9.250%		04/23/19			1,000	1,290,000
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.212%		11/22/16			1,100	1,225,180
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	NR	7.343%		04/11/13			1,900	1,902,660
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	8.146%		04/11/18			7,000	8,461,250
Novatek OAO via Novatek Finance Ltd (Ireland), Sr. Unsec’d. Notes, 144A	Baa3	5.326%		02/03/16			3,100	3,317,775
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%		01/27/21			15,500	16,724,392
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	7.875%		03/15/19			4,800	5,839,886
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%		01/21/21			4,400	5,049,000
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	6.000%		03/05/20			2,500	2,950,000
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes	Aa3	5.298%		09/30/20			3,110	3,460,153
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, 144A	Aa3	5.298%		09/30/20			1,276	1,419,550
Southern Gas Networks PLC (United Kingdom), Sr. Unsec’d. Notes	A2	0.801%	(c)	10/21/15		GBP	13,500	19,512,211

								86,304,993

Real Estate — 0.1%
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	6.750%		09/02/19			7,300	9,027,822

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Retail & Merchandising
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.943%	01/10/30		1,056	$1,314,574

Savings & Loan — 0.1%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	A2	6.250%	02/25/20		9,800	11,471,096

Telecommunications — 0.2%
Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A	A2	3.375%	10/14/16		400	422,191
Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A	A2	4.750%	02/16/21		900	1,003,500
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.200%	11/10/26		7,950	8,013,544
Verizon Virginia, Inc., Gtd. Notes	A-(d)	7.875%	01/15/22		3,000	3,942,528

						13,381,763

Utilities — 0.5%
Entergy Corp., Sr. Unsec’d. Notes	Baa3	3.625%	09/15/15		14,700	15,359,530
Korea Electric Power Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000%	10/05/15		16,000	16,672,422
Majapahit Holding BV (Netherlands), Gtd. Notes	Baa3	7.250%	06/28/17		4,400	5,104,000
Majapahit Holding BV (Netherlands), Gtd. Notes, 144A	Baa3	7.750%	01/20/20		5,000	6,125,000

						43,260,952

TOTAL CORPORATE BONDS (cost $1,334,003,515)						1,417,434,323

FOREIGN GOVERNMENT BONDS — 11.1%
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	4.125%	09/15/17	EUR	2,700	3,737,886
Brazil Notas do Tesouro Nacional (Brazil), Notes	Baa2	10.000%	01/01/23	BRL	108	53,003
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%	01/01/21	BRL	183	90,611
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Notes	Baa2	10.000%	01/01/17	BRL	9,730	4,877,634
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	2.500%	03/01/15	EUR	74,800	96,524,332
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	3.000%	11/01/15	EUR	3,900	5,059,352
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	3.500%	11/01/17	EUR	3,000	3,847,008
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	3.750%	08/01/15	EUR	2,100	2,766,997
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	3.750%	04/15/16	EUR	21,100	27,856,641
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	4.000%	02/01/17	EUR	15,100	19,940,857
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	4.250%	07/01/14	EUR	7,600	10,032,405
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	4.250%	08/01/14	EUR	36,600	48,425,048
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	4.500%	07/15/15	EUR	65,900	88,199,579
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	4.750%	09/15/16	EUR	13,600	18,460,032
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	4.750%	05/01/17	EUR	7,100	9,564,231
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	4.750%	06/01/17	EUR	27,800	37,474,337
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	6.000%	11/15/14	EUR	12,700	17,328,275
Italy Buoni Poliennali del Tesoro (Italy), Bonds, TIPS	Baa2	1.700%	09/15/18	EUR	100	122,784
Italy Buoni Poliennali del Tesoro (Italy), Bonds, TIPS	Baa2	2.100%	09/15/21	EUR	1,200	1,522,219
Italy Buoni Poliennali del Tesoro (Italy), Sr. Unsec’d. Notes	Baa2	5.250%	08/01/17	EUR	3,700	5,091,460
Korea Housing Finance Corp. (South Korea), Covered Bonds, 144A	Aa1	4.125%	12/15/15		2,700	2,901,236
Mexican Bonos (Mexico), Bonds	Baa1	6.000%	06/18/15	MXN	72,100	6,050,097

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Mexican Bonos (Mexico), Bonds	Baa1	6.250%	06/16/16	MXN	58,500	$4,986,334
Mexican Bonos (Mexico), Bonds	Baa1	10.000%	12/05/24	MXN	189,400	22,050,058
Province of British Columbia Canada (Canada), Sr. Unsec’d. Notes	Aaa	1.200%	04/25/17		37,400	38,036,324
Province of Ontario (Canada), Bonds	Aa2	4.000%	06/02/21	CAD	44,300	48,472,926
Province of Ontario (Canada), Bonds	Aa2	4.200%	03/08/18	CAD	2,800	3,059,011
Province of Ontario (Canada), Bonds	Aa2	4.200%	06/02/20	CAD	14,700	16,268,762
Province of Ontario (Canada), Bonds, MTN	Aa2	4.600%	06/02/39	CAD	4,700	5,440,313
Province of Ontario (Canada), Debs	Aa2	6.500%	03/08/29	CAD	9,800	13,410,907
Province of Ontario (Canada), Notes, MTN	Aa2	5.500%	06/02/18	CAD	3,200	3,696,199
Province of Ontario (Canada), Sr. Unsec’d. Notes	Aa2	1.650%	09/27/19		3,500	3,495,800
Province of Ontario (Canada), Sr. Unsec’d. Notes	Aa2	3.000%	07/16/18		2,700	2,945,700
Province of Ontario (Canada), Sr. Unsec’d. Notes	Aa2	4.400%	04/14/20		3,800	4,437,135
Province of Ontario (Canada), Sr. Unsec’d. Notes, MTN	Aa2	4.000%	10/07/19		1,200	1,368,991
Province of Ontario (Canada), Unsec’d. Notes	Aa2	1.900%	09/08/17	CAD	25,000	24,740,365
Province of Ontario (Canada), Unsec’d. Notes	Aa2	2.850%	06/02/23	CAD	1,300	1,280,702
Province of Ontario (Canada), Unsec’d. Notes	Aa2	3.150%	06/02/22	CAD	47,500	48,622,213
Province of Ontario (Canada), Unsec’d. Notes	Aa2	4.300%	03/08/17	CAD	8,500	9,211,896
Province of Quebec (Canada), Debs	Aa2	4.500%	12/01/17	CAD	4,400	4,845,609
Province of Quebec (Canada), Notes	Aa2	4.250%	12/01/21	CAD	33,900	37,533,442
Province of Quebec (Canada), Notes	Aa2	4.500%	12/01/20	CAD	43,100	48,468,779
Province of Quebec (Canada), Sr. Unsec’d. Notes	Aa2	2.750%	08/25/21		4,400	4,567,856
Province of Quebec (Canada), Unsec’d. Notes	Aa2	3.000%	09/01/23	CAD	400	395,893
Province of Quebec (Canada), Unsec’d. Notes	Aa2	3.500%	07/29/20		1,700	1,882,750
Province of Quebec (Canada), Unsec’d. Notes	Aa2	3.500%	12/01/22	CAD	12,000	12,504,169
Province of Quebec Canada (Canada), Bonds	Aa2	4.250%	12/01/43	CAD	5,100	5,579,200
Republic of Panama (Panama), Sr. Unsec’d. Notes	Baa2	7.250%	03/15/15		900	1,003,500
Spanish Government (Spain), Bonds	Baa3	3.150%	01/31/16	EUR	12,000	15,438,456
Spanish Government (Spain), Bonds	Baa3	3.750%	10/31/15	EUR	88,400	115,582,218
Spanish Government (Spain), Bonds	Baa3	4.000%	07/30/15	EUR	800	1,053,838
Spanish Government (Spain), Bonds	Baa3	4.250%	10/31/16	EUR	7,700	10,120,290
Spanish Government (Spain), Sr. Unsec’d. Notes	Baa3	3.000%	04/30/15	EUR	2,000	2,586,946
Spanish Government (Spain), Sr. Unsec’d. Notes	Baa3	3.800%	01/31/17	EUR	1,000	1,293,398
Spanish Government (Spain), Sr. Unsec’d. Notes	Baa3	4.400%	01/31/15	EUR	4,900	6,515,998
Vnesheconombank Via VEB Finance PLC (Ireland), Sr. Unsec’d. Notes, 144A	BBB(d)	5.375%	02/13/17		2,700	2,902,230
Vnesheconombank Via VEB Finance PLC
(Ireland), Sr. Unsec’d. Notes, 144A	BBB(d)	5.450%	11/22/17		3,100	3,375,125
Xunta de Galicia (Spain), Sr. Unsub. Notes	Baa3	5.763%	04/03/17	EUR	3,500	4,599,342
Xunta de Galicia (Spain), Sr. Unsub. Notes	Baa3	6.131%	04/03/18	EUR	2,100	2,784,656

TOTAL FOREIGN GOVERNMENT BONDS (cost $926,499,559)						944,483,355

MUNICIPAL BONDS — 4.4%

California — 2.3%
Bay Area Toll Authority, Revenue Bonds	A1	7.043%	04/01/50		6,700	9,612,892
California Infrastructure & Economic Development Bank, Revenue Bonds	Aa2	6.486%	05/15/49		2,600	3,074,344
California State University, Revenue Bonds	Aa2	6.484%	11/01/41		4,500	5,155,605
City of Los Angeles Wastewater System Revenue, Revenue Bonds	Aa2	5.713%	06/01/39		2,400	2,820,240
City of Riverside CA Electric, Revenue Bonds	AA-(d)	7.605%	10/01/40		9,300	12,592,293
Los Angeles Department of Water & Power, Revenue Bonds	Aa2	6.603%	07/01/50		3,300	4,745,466

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

California (cont’d.)
Los Angeles Unified School District, General Obligation Unlimited	Aa2	6.758%		07/01/34	14,700	$19,951,575
Orange County Local Transportation Authority, Series A, Revenue Bonds	Aa2	6.908%		02/15/41	16,100	22,534,687
State of California, General Obligation Unlimited	A1	5.650%	(c)	04/01/39	2,200	2,208,052
State of California, General Obligation Unlimited	A1	5.950%		04/01/16	2,000	2,286,260
State of California, General Obligation Unlimited	A1	7.500%		04/01/34	9,200	12,878,068
State of California, General Obligation Unlimited	A1	7.550%		04/01/39	20,200	29,184,960
State of California, General Obligation Unlimited	A1	7.600%		11/01/40	7,100	10,365,858
University of California, Revenue Bonds	Aa2	5.000%		05/15/37	500	546,660
University of California, Revenue Bonds	Aa2	6.583%		05/15/49	42,800	55,364,796

						193,321,756

Florida
County of Seminole Water & Sewer Revenue, Revenue Bonds	Aa2	6.443%		10/01/40	400	458,652

Illinois — 0.6%
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.300%		12/01/21	300	346,224
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.899%		12/01/40	18,200	22,479,912
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.200%		12/01/40	2,900	3,308,726
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.300%		12/01/21	200	230,816
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.899%		12/01/40	10,200	12,598,632
Illinois Finance Authority, Revenue Bonds	Aa1	5.750%		07/01/33	4,900	5,877,648
Illinois Municipal Electric Agency, Revenue Bonds	A1	6.832%		02/01/35	4,800	5,772,528
Regional Transportation Authority, Series A, Revenue Bonds	Aa3	5.000%		07/01/25	1,600	1,775,824

						52,390,310

Iowa — 0.1%
State of Iowa, Revenue Bonds	Aa2	6.750%		06/01/34	6,800	8,000,812

Massachusetts — 0.2%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds	Aaa	6.000%		07/01/36	5,100	6,158,556
Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bonds	Aaa	5.500%		11/15/36	500	596,645
Massachusetts Port Authority, Revenue Bonds	A3	6.352%		07/01/37	7,900	9,415,694

						16,170,895

Nebraska — 0.1%
Public Power Generation Agency, Revenue Bonds	A2	7.242%		01/01/41	3,600	4,289,616

Nevada — 0.1%
County of Clark NV Airport, Revenue Bonds	Aa2	6.820%		07/01/45	5,400	7,568,208
Truckee Meadows Water Authority, Series A, Revenue Bonds	Aa2	5.000%		07/01/36	195	208,478

						7,776,686

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)

New Jersey — 0.1%
City of Trenton, General Obligation Unlimited	Aa3	4.800%		04/01/14		990	$990,386
Jersey City Municipal Utilities Authority, Series A, Revenue Bonds	A2	4.810%		05/15/14		1,000	1,033,870
New Jersey State Turnpike Authority, Series A, Revenue Bonds	A3	7.102%		01/01/41		5,500	7,822,485

							9,846,741

New York
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	5.750%		06/15/40		300	354,207
New York City Transitional Finance Authority, Revenue Bonds	Aa1	5.000%		02/01/31		1,500	1,740,255

							2,094,462

North Carolina — 0.1%
North Carolina Turnkpike Authority, Revenue Bonds	Aa2	6.700%		01/01/39		5,300	6,249,813

Ohio — 0.3%
American Municipal Power, Inc., Revenue Bonds	A3	8.084%		02/15/50		18,200	26,646,438

Rhode Island
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.125%		06/01/32		1,205	1,216,966
Tobacco Settlement Financing Corp., Revenue Bonds	Ba1	6.250%		06/01/42		400	412,000

							1,628,966

Tennessee — 0.5%
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bonds	Aa3	6.568%		07/01/37		7,700	10,246,852
Metropolitan Government of Nashville & Davidson County, Series C, Revenue Bonds	Aa3	6.693%		07/01/41		21,000	28,878,360

							39,125,212

Texas
Dallas County Hospital District, General Obligation Ltd.	AAA(d)	6.171%		08/15/34		1,600	1,897,680

Wisconsin
State of Wisconsin, Revenue Bonds	Aa3	5.050%		05/01/18		2,500	2,871,250
State of Wisconsin, Revenue Bonds	Aa3	5.700%		05/01/26		510	618,222

							3,489,472

TOTAL MUNICIPAL BONDS (cost $300,517,467)							373,387,511

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.5%
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aa3	5.500%		01/25/34		1,367	1,390,303
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Caa2	3.079%	(c)	09/25/35		3,650	3,448,343
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Baa1	2.457%	(c)	02/25/45		861	841,144
Arran Residential Mortgages Funding PLC (United Kingdom), Series 2010-1A, Class A2B, 144A	Aaa	1.626%	(c)	05/16/47	EUR	8,634	11,248,335

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Funding Corp., Series 2005-D, Class A1	A+(d)	2.630%	(c)	05/25/35	1,237	$1,265,098
Banc of America Funding Corp., Series 2006-J, Class 4A1	D(d)	5.623%	(c)	01/20/47	1,473	1,149,410
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	AA+(d)	6.500%		10/25/31	29	30,617
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Baa3	2.998%	(c)	07/25/34	1,476	1,463,303
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	NR	5.420%	(c)	03/26/37	1,700	1,602,264
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	AA+(d)	2.726%	(c)	02/25/33	87	88,203
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	AA+(d)	2.959%	(c)	02/25/33	119	108,385
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	A1	2.573%	(c)	04/25/33	57	58,841
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Baa3	2.901%	(c)	01/25/34	11	10,096
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Baa1	3.124%	(c)	01/25/34	315	315,949
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	Caa1	3.129%	(c)	07/25/34	1,749	1,633,396
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	Caa1	3.080%	(c)	11/25/34	5,146	5,097,921
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	B2	2.975%	(c)	01/25/35	1,055	1,035,308
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	Baa3	2.793%	(c)	03/25/35	1,038	1,044,331
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Ba3	2.320%	(c)	08/25/35	23,776	24,123,605
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	Baa1	2.659%	(c)	12/25/33	2,817	2,838,072
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	B3	2.768%	(c)	05/25/35	2,475	2,249,682
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2	B2	2.768%	(c)	05/25/35	1,792	1,743,041
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	2.926%	(c)	09/25/35	1,279	1,075,973
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	Ca	2.800%	(c)	03/25/36	485	343,888
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	A2	0.364%	(c)	02/25/34	2,713	2,603,041
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Caa3	2.618%	(c)	01/26/36	4,855	3,786,273
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa3	2.735%	(c)	12/26/46	2,518	1,698,498
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Ca	2.693%	(c)	08/25/35	4,989	2,826,728
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa3	2.877%	(c)	12/25/35	386	255,651
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	Ca	5.411%	(c)	11/25/35	444	329,764
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	C	0.472%	(c)	05/25/36	243	46,553
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	C	0.452%	(c)	10/25/46	412	119,815
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	Caa3	0.383%	(c)	02/20/47	4,328	2,752,537

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Caa3	0.382%	(c)	05/25/47	5,909	$4,380,007
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	B3	2.927%	(c)	11/25/34	3,426	3,209,426
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	Caa1	2.801%	(c)	02/20/35	5,796	5,521,724
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	Caa2	5.107%	(c)	10/20/35	542	455,851
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Caa2	2.783%	(c)	02/20/36	586	508,628
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	Ca	0.542%	(c)	03/25/36	571	260,889
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	C	0.552%	(c)	02/25/36	279	84,432
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	Ca	2.770%	(c)	05/20/36	927	676,478
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A	NR	0.827%	(c)	03/25/32	37	34,336
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B	Ca	6.300%		07/25/36	602	397,659
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	C	0.522%	(c)	07/19/45	353	54,681
Fannie Mae REMICS, Series 1993-70, Class Z	NR	6.900%		05/25/23	31	35,695
Fannie Mae REMICS, Series 2001-29, Class Z	NR	6.500%		07/25/31	76	86,706
Fannie Mae REMICS, Series 2002-56, Class MC	NR	5.500%		09/25/17	39	42,150
Fannie Mae REMICS, Series 2003-25, Class KP	NR	5.000%		04/25/33	1,762	1,949,393
Fannie Mae REMICS, Series 2003-33, Class PU	NR	4.500%		05/25/33	94	102,770
Fannie Mae REMICS, Series 2005-75, Class FL	NR	0.652%	(c)	09/25/35	4,626	4,657,100
Fannie Mae REMICS, Series 2006-5, Class 3A2	NR	2.640%	(c)	05/25/35	246	258,888
Fannie Mae REMICS, Series 2006-118, Class A1	NR	0.262%	(c)	12/25/36	752	742,709
Fannie Mae REMICS, Series 2007-30, Class AF	NR	0.512%	(c)	04/25/37	3,991	4,000,431
Fannie Mae REMICS, Series 2007-73, Class A1	NR	0.262%	(c)	07/25/37	2,795	2,656,871
Fannie Mae REMICS, Series 2012-55, Class PC	NR	3.500%		05/25/42	52,839	56,151,395
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	NR	6.121%	(c)	12/25/42	582	676,764
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2, VA 7.0	NR	7.000%		02/25/44	138	162,609
Fannie Mae Whole Loan, Series 2004-W2, Class 5A, VA 7.7	NR	7.500%		03/25/44	126	154,742
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	NR	1.575%	(c)	07/25/44	1,265	1,292,755
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	NR	1.375%	(c)	10/25/44	857	852,107
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	NR	1.375%	(c)	02/25/45	213	204,895
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	NR	0.242%	(c)	12/25/36	5,073	5,040,936
First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1	Caa2	2.358%	(c)	09/25/35	113	96,073
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	B-(d)	2.615%	(c)	08/25/35	1,227	1,216,648
Freddie Mac REMICS, Series 2064, Class ZA	NR	6.500%		05/15/28	651	743,494
Freddie Mac REMICS, Series 2145, Class MZ	NR	6.500%		04/15/29	2,162	2,455,694
Freddie Mac REMICS, Series 2378, Class PE, FGCI 5.5	NR	5.500%		11/15/16	67	71,541
Freddie Mac REMICS, Series 2662, Class DG	NR	5.000%		10/15/22	595	619,720
Freddie Mac REMICS, Series 2694, Class QH, FGLMC4.5	NR	4.500%		03/15/32	560	572,085

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#			Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS, Series 2721, Class PE	NR	5.000%	01/15/23		361		$377,399
Freddie Mac REMICS, Series 2734, Class PG	NR	5.000%	07/15/32		253		257,944
Freddie Mac REMICS, Series 2737, Class YD	NR	5.000%	08/15/32		201		205,698
Freddie Mac REMICS, Series 2764, Class LZ	NR	4.500%	03/15/34		11,386		12,539,674
Freddie Mac REMICS, Series 3149, Class LF	NR	0.503%(c)	05/15/36		2,032		2,031,810
Freddie Mac REMICS, Series 3335, Class BF	NR	0.353%(c)	07/15/19		1,801		1,800,439
Freddie Mac REMICS, Series 3335, Class FT	NR	0.353%(c)	08/15/19		4,700		4,697,772
Freddie Mac REMICS, Series 3346, Class FA	NR	0.433%(c)	02/15/19		435		435,480
Freddie Mac REMICS, Series 3838, Class GZ	NR	4.000%	04/15/41		30,315		32,527,568
Freddie Mac REMICS, Series 3886, Class AF	NR	0.783%(c)	07/15/41		15,022		15,110,235
Freddie Mac REMICS, Series 3898, Class NF	NR	0.773%(c)	07/15/41		55,869		56,254,829
Government National Mortgage Assoc., Series 2000-14, Class F	NR	0.852%(c)	02/16/30		8		7,856
Granite Master Issuer PLC (United Kingdom), Series 2005-1, Class A4	Aaa	0.403%(c)	12/20/54		2,567		2,521,748
Granite Master Issuer PLC (United Kingdom), Series 2005-4, Class A5	Aaa	0.320%(c)	12/20/54	EUR	3,068		3,872,427
Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 3A2	Aaa	0.320%(c)	12/20/54	EUR	4,717		5,953,916
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 3A2	Aaa	0.318%(c)	12/17/54	EUR	2,962		3,739,059
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 2A	Aaa	0.589%(c)	01/20/44	EUR	434		550,855
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 3A	Aaa	0.891%(c)	01/20/44	GBP	672		1,011,626
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 2A2	Aaa	0.486%(c)	09/20/44	EUR	452		573,091
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 3A2	Aaa	0.887%(c)	09/20/44	GBP	3,485		5,221,633
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	C	0.472%(c)	04/25/36		278		31,891
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	B3	0.282%(c)	01/25/47		—(r	)	70
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	BB(d)	2.939%(c)	10/25/33		2,120		2,095,755
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	B1	2.752%(c)	06/25/34		1,116		1,104,647
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	A+(d)	2.661%(c)	09/25/35		2,448		2,514,608
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	CCC(d)	5.111%(c)	11/25/35		2,882		2,834,361
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	Caa2	6.000%	03/25/37		3,415		3,182,634
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Caa3	0.423%(c)	05/19/35		573		469,150
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Caa3	3.027%(c)	07/19/35		3,250		2,799,971
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	C	0.452%(c)	09/19/46		231		32,972
Holmes Master Issuer PLC (United Kingdom), Series 2011-1X, Class A3, 144A	Aaa	1.545%(c)	10/15/54	EUR	7,055		9,119,659
Homebanc Mortgage Trust, Series 2006-2, Class A1	Caa2	0.382%(c)	12/25/36		509		423,352
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	NR	1.786%(c)	01/25/32		2		1,459
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A2	NR	1.820%(c)	01/25/32		18		16,895

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Caa1	2.647%	(c)	12/25/34	1,262	$1,106,047
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	Caa2	2.973%	(c)	06/25/35	411	352,166
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	Caa2	4.757%	(c)	09/25/35	430	394,502
JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1	Baa3	4.727%	(c)	02/25/34	187	187,822
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	B2	4.863%	(c)	02/25/35	403	408,067
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A2	CC(d)	5.750%		01/25/36	3,063	2,884,890
JPMorgan Mortgage Trust, Series 2007-A1, Class 2A1	B3	3.025%	(c)	07/25/35	3,470	3,417,419
MASTR Asset Securitization Trust, Series 2003-7, Class 1A2	A+(d)	5.500%		09/25/33	562	592,267
MASTR Reperforming Loan Trust, Series 2006-1, Class 1A4, 144A	B3	8.000%		07/25/35	844	871,800
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	Ca	0.502%	(c)	03/25/37	665	291,311
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	Baa1	2.407%	(c)	05/25/33	2,415	2,425,319
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	B2	0.412%	(c)	02/25/36	3,078	2,733,430
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-1, Class 2A1	NR	4.993%	(c)	04/25/37	930	773,241
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	Baa2	2.359%	(c)	12/25/34	303	307,260
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	Baa1	1.202%	(c)	10/25/35	502	500,366
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	A2	0.452%	(c)	11/25/35	2,762	2,595,012
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5	Caa2	4.976%		05/25/35	4,608	4,334,923
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	A2	6.138%		03/25/47	492	496,819
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	A2	5.820%		03/25/47	486	491,676
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	A3	0.462%	(c)	07/25/35	129	127,803
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AA+(d)	0.602%	(c)	02/25/34	302	294,234
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AA+(d)	0.602%	(c)	02/25/19	12	12,150
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	C	0.432%	(c)	05/25/37	771	153,606
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	Caa3	3.275%	(c)	09/25/35	4,910	3,998,733
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	NR	9.950%		08/01/17	13	14,071
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	B2	2.650%	(c)	01/25/35	5,103	4,743,600
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Caa2	2.653%	(c)	08/25/35	846	785,174
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	D(d)	5.500%	(c)	02/25/36	434	369,590
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	C	0.462%	(c)	05/25/46	367	57,368

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 2A2	C	0.462%	(c)	05/25/46	350	$41,592
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	Caa3	0.322%	(c)	08/25/36	3,204	2,251,280
Structured Asset Securities Corp., Series 2002-1A, Class 4A	NR	2.584%	(c)	02/25/32	37	37,720
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	B2	2.601%	(c)	01/25/34	565	543,099
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A	CC(d)	2.739%	(c)	10/28/35	1,003	881,333
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	Aa3	0.882%	(c)	04/25/43	156	154,916
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	B1	6.051%	(c)	10/25/46	9,634	9,607,111
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	Ca	1.147%	(c)	05/25/46	2,634	1,705,411
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Baa1	2.212%	(c)	02/27/34	462	468,128
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	B3	1.377%	(c)	11/25/42	274	261,686
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Baa1	2.461%	(c)	09/25/33	287	292,924
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	Caa1	0.740%	(c)	11/25/34	951	838,298
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A	Baa2	6.000%		06/25/34	245	260,891
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Baa2	0.492%	(c)	10/25/45	2,266	2,100,524
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	Ca	0.612%	(c)	11/25/45	587	486,344
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	Caa3	0.612%	(c)	12/25/45	523	427,460
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1	D(d)	2.675%	(c)	09/25/36	596	497,368
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	NR	2.406%	(c)	12/25/36	166	140,634
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	Caa3	0.997%	(c)	12/25/46	1,166	904,847
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Caa2	0.987%	(c)	12/25/46	1,615	1,428,565
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Caa2	2.462%	(c)	12/25/46	452	402,456
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	D(d)	2.115%	(c)	01/25/37	705	570,115
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	D(d)	2.318%	(c)	04/25/37	2,094	1,672,491
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Aa1	2.232%	(c)	02/25/33	9	8,479
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A12	A+(d)	5.250%		01/25/34	50,447	51,480,548
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	Baa1	2.623%	(c)	12/25/34	2,271	2,258,144
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-CC, Class A1	B1	2.610%	(c)	01/25/35	701	698,041

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	CCC(d)	2.641%	(c)	03/25/36		2,500	$2,506,742

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $469,381,736)							472,018,946

U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.3%
Federal Home Loan Mortgage Corp.		0.875%		03/07/18		2,400	2,395,253
Federal Home Loan Mortgage Corp.		1.000%		03/08/17-09/29/17		74,500	75,198,666
Federal Home Loan Mortgage Corp.		1.250%		05/12/17-10/02/19		53,100	53,003,773
Federal Home Loan Mortgage Corp.		1.750%		05/30/19		2,100	2,159,884
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	(k)	122,000	126,977,478
Federal Home Loan Mortgage Corp.		3.750%		03/27/19		11,500	13,184,773
Federal Home Loan Mortgage Corp.		4.500%		09/01/40-06/01/41		29,673	31,800,377
Federal Home Loan Mortgage Corp.		4.500%		TBA		33,500	35,834,531
Federal Home Loan Mortgage Corp.		4.755%	(c)	11/01/35		657	696,758
Federal Home Loan Mortgage Corp.		5.500%		08/23/17-02/01/40		35,993	39,497,374
Federal Home Loan Mortgage Corp.		5.500%		TBA		5,000	5,414,649
Federal Home Loan Mortgage Corp.		6.000%		01/01/14-07/01/40		52,760	57,748,589
Federal Home Loan Mortgage Corp.		6.000%		TBA		1,000	1,091,680
Federal National Mortgage Assoc.		0.500%		03/30/16		39,300	39,345,234
Federal National Mortgage Assoc.		0.875%		08/28/17-02/08/18		21,700	21,684,474
Federal National Mortgage Assoc.		1.125%		04/27/17		21,400	21,790,550
Federal National Mortgage Assoc.		1.250%		01/30/17		13,300	13,590,339
Federal National Mortgage Assoc.		1.375%	(c)	06/01/43		1,612	1,635,264
Federal National Mortgage Assoc.		2.310%		08/01/22		700	706,671
Federal National Mortgage Assoc.		2.325%	(c)	01/01/24		1	1,071
Federal National Mortgage Assoc.		2.500%		06/01/27-11/01/27		23,070	23,959,791
Federal National Mortgage Assoc.		2.500%		TBA		1,000	1,035,156
Federal National Mortgage Assoc.		2.552%	(c)	08/01/35		1,439	1,529,581
Federal National Mortgage Assoc.		2.570%	(c)	06/01/35		294	313,084
Federal National Mortgage Assoc.		2.870%		09/01/27		6,800	6,585,777
Federal National Mortgage Assoc.		3.000%		TBA		104,000	109,342,189
Federal National Mortgage Assoc.		3.000%		TBA		17,000	17,846,680
Federal National Mortgage Assoc.		3.000%		TBA		145,000	149,553,899
Federal National Mortgage Assoc.		3.156%		05/01/22		5,968	6,446,600
Federal National Mortgage Assoc.		3.176%	(c)	08/01/29		56	59,230
Federal National Mortgage Assoc.		3.330%		11/01/21		1,662	1,814,937
Federal National Mortgage Assoc.		3.453%	(c)	05/01/36		3,989	4,127,029
Federal National Mortgage Assoc.		3.500%		09/01/20-11/01/42		30,056	31,942,991
Federal National Mortgage Assoc.		3.500%		TBA		80,000	84,800,000
Federal National Mortgage Assoc.		3.500%		TBA		80,000	84,475,000
Federal National Mortgage Assoc.		3.876%	(c)	05/01/36		30	31,825
Federal National Mortgage Assoc.		3.996%	(c)	11/01/35		1,230	1,278,784
Federal National Mortgage Assoc.		4.000%		08/01/18-03/01/42		144,219	154,073,392
Federal National Mortgage Assoc.		4.000%		TBA		54,500	58,304,356
Federal National Mortgage Assoc.		4.000%		TBA		63,000	67,163,909
Federal National Mortgage Assoc.		4.000%		TBA		56,000	59,631,253
Federal National Mortgage Assoc.		4.482%	(c)	12/01/36		802	849,141
Federal National Mortgage Assoc.		4.500%		05/01/18-08/01/42		509,428	550,742,022
Federal National Mortgage Assoc.		4.500%		TBA		16,000	17,211,875
Federal National Mortgage Assoc.		4.500%		TBA		190,000	204,695,322
Federal National Mortgage Assoc.		4.500%		TBA		5,000	5,392,969
Federal National Mortgage Assoc.		4.501%	(c)	01/01/28		44	47,243
Federal National Mortgage Assoc.		5.000%		02/13/17-04/01/42		248,940	271,092,441
Federal National Mortgage Assoc.		5.355%	(c)	01/01/36		549	590,790
Federal National Mortgage Assoc.		5.375%		06/12/17		1,000	1,192,264

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	5.500%		08/01/15-07/01/41		163,508	$178,849,040
Federal National Mortgage Assoc.	5.500%		TBA		29,000	31,628,125
Federal National Mortgage Assoc.	5.500%		TBA		26,000	28,335,938
Federal National Mortgage Assoc.	6.000%		04/01/17-09/01/39		67,676	74,295,543
Federal National Mortgage Assoc.	6.000%		TBA		15,700	17,196,406
Federal National Mortgage Assoc.	6.500%		09/01/16		71	78,843
Government National Mortgage Assoc.	1.625%	(c)	03/20/17-02/20/32		2,660	2,776,863
Government National Mortgage Assoc.	1.750%	(c)	06/20/22-07/20/30		769	807,579
Government National Mortgage Assoc.	2.000%	(c)	09/20/24-12/20/26		238	248,447
Government National Mortgage Assoc.	6.000%		05/15/37		38	43,751
Government National Mortgage Assoc.	7.000%		02/15/24		7	8,380
Resolution Funding Corp., PO	1.360%	(s)	10/15/19		7,600	6,918,516
Small Business Administration	4.875%		09/10/13		788	801,689
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%		09/01/23		497	550,675
Small Business Administration Participation Certificates, Series 2004-20F, Class 1	5.520%		06/01/24		131	148,588
Small Business Administration Participation Certificates, Series 2007-20K, Class 1	5.510%		11/01/27		12,732	14,620,242
Small Business Administration Participation Certificates, Series 2009-20E, Class 1	4.430%		05/01/29		16,012	17,709,777

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $2,796,166,336)						2,834,905,320

U.S. TREASURY OBLIGATIONS — 38.1%
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%		04/15/17-07/15/22		134,700	147,736,666
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.625%		07/15/21-02/15/43		89,250	101,336,582
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.750%		02/15/42		41,800	44,442,595
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.125%		01/15/21		14,700	18,236,273
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.250%		07/15/20		23,700	29,880,226
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.750%		01/15/28		57,100	79,749,593
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.875%		07/15/19		12,500	16,496,677
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/25-01/15/27		81,100	131,263,260
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.500%		01/15/29	(k)	55,400	82,971,112
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.625%		04/15/28		8,800	19,549,712
U.S. Treasury Notes	0.250%		12/15/15		140,700	140,403,264
U.S. Treasury Notes	0.375%		11/15/15-03/15/16		507,800	508,376,590
U.S. Treasury Notes	0.625%		11/30/17	(k)	24,000	23,919,384
U.S. Treasury Notes	0.750%		12/31/17-03/31/18		457,200	457,328,590
U.S. Treasury Notes	0.875%		01/31/18-07/31/19		165,000	163,799,110
U.S. Treasury Notes	1.000%		06/30/19-09/30/19		627,500	624,056,758
U.S. Treasury Notes	1.125%		05/31/19-03/31/20		92,500	92,287,606
U.S. Treasury Notes	1.250%		10/31/19-02/29/20		45,500	45,584,948
U.S. Treasury Notes	1.375%		01/31/20		8,200	8,293,529
U.S. Treasury Notes	1.500%		08/31/18		81,200	83,946,834
U.S. Treasury Notes	1.625%		08/15/22-11/15/22		171,500	168,971,008
U.S. Treasury Notes	1.750%		05/15/22		7,400	7,421,393
U.S. Treasury Notes	2.000%		02/15/23		43,400	43,949,270
U.S. Treasury Notes	2.625%		04/30/18		12,700	13,866,813
U.S. Treasury Notes	2.875%		03/31/18		4,400	4,856,500
U.S. Treasury Notes	3.375%		11/15/19		8,600	9,844,317
U.S. Treasury Notes	3.500%		02/15/18		22,400	25,361,011
U.S. Treasury Notes	3.625%		02/15/20	(k)	124,900	145,118,188

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,207,181,870)						3,239,047,809

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

			Shares	Value
COMMON STOCK

Automobile Manufacturers
Motors Liquidation Co. (Class A Stock)*(g) (cost $0)			68,000	$—

PREFERRED STOCK — 0.8%

Commercial Banks
GMAC Capital Trust I, Series 2, 8.125% (cost $62,700,000)			2,508,000	68,217,600

TOTAL LONG-TERM INVESTMENTS (cost $9,378,137,853)				9,635,689,790

			Principal Amount (000)#
SHORT-TERM INVESTMENTS — 1.5%

REPURCHASE AGREEMENTS(m) — 0.9%
Barclays Capital, Inc., 0.210%, dated 03/28/13, due 04/01/13 in the amount of $43,101,006			43,100	43,100,000
Citigroup Global Markets, Inc., 0.240%, dated 03/28/13, due 04/01/13 in the amount of $32,000,853			32,000	32,000,000

TOTAL REPURCHASE AGREEMENTS (cost $75,100,000)				75,100,000

	Interest Rate	Maturity Date
CERTIFICATES OF DEPOSIT(n) — 0.5%
Itau Unibanco	1.480%	10/31/13	9,200	9,122,867
Itau Unibanco	1.480%	11/08/13	31,200	30,883,445

TOTAL CERTIFICATES OF DEPOSIT (cost $40,036,503)				40,006,312

COMMERCIAL PAPER(n) — 0.1%
Santander SA(cost $7,461,908)	2.370%	01/02/14	7,600	7,523,585

U.S. TREASURY OBLIGATIONS(n)
U.S. Treasury Bills	0.130%	01/09/14	20	19,982
U.S. Treasury Bills	0.145%	02/06/14	480	479,493
U.S. Treasury Bills	0.150%	03/06/14	130	129,844
U.S. Treasury Bills	0.160%	03/06/14	370	369,556

TOTAL U.S. TREASURY OBLIGATIONS (cost $998,816)				998,875

TOTAL SHORT-TERM INVESTMENTS (cost $123,597,227)				123,628,772

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT AND OPTIONS WRITTEN — 114.7% (cost $9,501,735,080)				9,759,318,562

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SECURITY SOLD SHORT
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc. (proceeds received $2,072,109)	2.500%	TBA		2,000	$(2,074,688)

	Counterparty		Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%

Call Options
10 Year U.S. Treasury Note Futures, expiring 04/26/13, Strike Price $132.50				17,600	(60,500)
Interest Rate Swap Options,
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 04/02/13	JPMorgan Chase			38,200	(4)
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 04/02/13	Morgan Stanley			32,000	(3)
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 04/02/13	Royal Bank of Scotland Group PLC			31,800	(3)
Pay a fixed rate of 0.85% and receive a floating rate based on 3-month LIBOR, expiring 04/29/13	Morgan Stanley			33,000	(9,676)
Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR, expiring 05/30/13	Royal Bank of Scotland Group PLC			21,800	(2,520)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Bank of America			12,800	(43,214)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group			17,500	(59,082)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Deutsche Bank			32,700	(110,398)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.			81,000	(273,464)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase			68,100	(229,912)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley			41,700	(140,783)
Pay a fixed rate of 1.80% and receive a floating rate based on 3-month LIBOR, expiring 07/29/13	Royal Bank of Scotland Group PLC			21,700	(73,261)
Pay a fixed rate of 0.40% and receive a floating rate based on 6-month Euribor, expiring 03/12/14	Bank of America		EUR	44,200	(82,313)
Pay a fixed rate of 0.40% and receive a floating rate based on 6-month Euribor, expiring 03/12/14	Barclays Capital Group		EUR	10,800	(20,113)
Pay a fixed rate of 0.40% and receive a floating rate based on 6-month Euribor, expiring 03/12/14	Goldman Sachs & Co.		EUR	10,800	(20,113)

					(1,125,359)

Put Options — (0.1)%
10 Year U.S. Treasury Note Futures, expiring 04/26/13, Strike Price $129.00				17,600	(5,500)
Currency Option USD vs JPY, expiring 04/04/13, @ FX Rate 85.00	Bank of America			67,000	(127)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA, expiring 03/10/20, Strike Price $215.95	Deutsche Bank			6,000	(9,815)
expiring 03/12/20, Strike Price $215.95	Citigroup Global Markets			16,800	(29,296)
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets			40,100	(71,750)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets			18,200	(34,463)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank			18,700	(34,671)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)

Put Options (cont’d.)
Interest Rate Swap Options,
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 04/02/13	JPMorgan Chase		38,200	$(4)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 04/02/13	Morgan Stanley		32,000	(3)
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, expiring 04/02/13	Royal Bank of Scotland Group PLC		31,800	(3)
Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	Morgan Stanley		33,000	(14,038)
Receive a fixed rate of 1.30% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	Bank of America		17,900	(2,995)
Receive a fixed rate of 1.30% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	Deutsche Bank		40,300	(6,742)
Receive a fixed rate of 1.30% and pay a floating rate based on 3-month LIBOR, expiring 04/29/13	JPMorgan Chase		38,200	(6,391)
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, expiring 05/30/13	Royal Bank of Scotland Group PLC		82,400	(6,279)
Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, expiring 07/11/13	Deutsche Bank		104,900	(3,053)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Bank of America	EUR	40,000	(8,732)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Credit Suisse First Boston Corp.	EUR	16,500	(3,602)
Receive a fixed rate of 1.15% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Hong Kong & Shanghai Bank	EUR	5,200	(1,135)
Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Barclays Capital Group	EUR	23,100	(9,606)
Receive a fixed rate of 1.70% and pay a floating rate based on 6-month Euribor, expiring 07/24/13	Deutsche Bank	EUR	11,400	(4,741)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Bank of America		12,800	(40,492)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Barclays Capital Group		17,500	(55,360)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Deutsche Bank		32,700	(103,443)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Goldman Sachs & Co.		81,000	(256,235)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	JPMorgan Chase		68,100	(215,428)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Morgan Stanley		41,700	(131,914)
Receive a fixed rate of 2.65% and pay a floating rate based on 3-month LIBOR, expiring 07/29/13	Royal Bank of Scotland Group PLC		21,700	(68,646)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 09/03/13	Deutsche Bank		98,800	(310,548)
Receive a fixed rate of 0.40% and pay a floating rate based on 6-month Euribor, expiring 03/12/14	Bank of America	EUR	44,200	(90,171)
Receive a fixed rate of 0.40% and pay a floating rate based on 6-month Euribor, expiring 03/12/14	Barclays Capital Group	EUR	10,800	(22,033)
Receive a fixed rate of 0.40% and pay a floating rate based on 6-month Euribor, expiring 03/12/14	Goldman Sachs & Co.	EUR	10,800	(22,033)

				(1,569,249)

TOTAL OPTIONS WRITTEN (premiums received $6,738,450)				(2,694,608)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Value
TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT AND OPTIONS WRITTEN — 114.6% (cost $9,492,924,521)	$9,754,549,266
Liabilities in excess of other assets(x) — (14.6)%.	(1,244,816,683)

NET ASSETS — 100.0%	$8,509,732,583

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ABS	Asset-Backed Security
CDO	Collateralized Debt Obligations
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CMBX	Commercial Mortgage-Backed Securities Index
CPI	Consumer Price Index
Euribor	Euro Interbank Offered Rate
FHLMC	Federated Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NSA	Non-seasonally Adjusted
PO	Principal Only
REMICS	Real Estate Mortgage Investment Conduits
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
USD	United States Dollar
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by FHLMC (coupon rate 1.020%, maturity date 10/16/17) and U.S. Treasury (coupon rate 4.625%, maturity date 02/15/40), with the aggregate value, including accrued interest, of $76,635,342.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2013.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and reverse repurchase agreements held at reporting period end:

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)(1)
Long Positions:
128	90 Day Euro Dollar	Sep. 2013	$31,876,847	$31,881,600	$4,753
165	90 Day Euro Dollar	Dec. 2013	41,072,625	41,085,000	12,375
124	90 Day Euro Dollar	Dec. 2014	30,810,740	30,831,050	20,310
125	90 Day Euro Dollar	Mar. 2015	31,033,263	31,059,375	26,112
4,590	90 Day Euro Dollar	Jun. 2015	1,137,857,989	1,139,524,875	1,666,886
555	90 Day Euro Dollar	Sep. 2015	137,429,111	137,653,875	224,764

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Financial futures contracts open at March 31, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)
Long Positions (cont’d.)
2,839	90 Day Euro Dollar	Dec. 2015	$703,407,673	$703,291,275	$(116,398)
696	90 Day Euro Dollar	Mar. 2016	172,238,080	172,181,700	(56,380)
27	90 Day Euro Dollar	Jun. 2016	6,672,044	6,669,000	(3,044)
18	90 Day Euro Dollar	Sep. 2016	4,441,377	4,438,575	(2,802)
116	90 Day Euro Euribor	Dec. 2014	36,926,563	36,993,475	66,912
111	90 Day Euro Euribor	Mar. 2015	35,377,955	35,377,586	(369)
105	90 Day Euro Euribor	Jun. 2015	33,441,874	33,443,413	1,539
2,868	10 Year U.S. Treasury Notes	Jun. 2013	375,981,697	378,531,187	2,549,490

					4,394,148

Short Position:
111	10 Year Euro-Bund.	Jun. 2013	20,432,946	20,701,161	(268,215)

					$4,125,933

(1)	Cash of $10,000 and FHLMC and U.S. Treasury Securities with a market value of $7,430,898 have been segregated to cover requirement for open futures contracts as of March 31, 2013.

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 04/02/13	UBS Securities	BRL	82,538	$40,078,520	$40,822,024	$743,504
Expiring 06/04/13	Credit Suisse First Boston Corp.	BRL	82,538	41,503,346	40,522,302	(981,044)
British Pound,
Expiring 04/02/13	Barclays Capital Group	GBP	884	1,347,251	1,343,163	(4,088)
Expiring 04/02/13	Westpac Banking Corp.	GBP	39,177	59,362,753	59,526,124	163,371
Euro,
Expiring 04/02/13	Hong Kong & Shanghai Bank	EUR	422,484	543,314,424	541,580,192	(1,734,232)
Expiring 06/17/13	Barclays Capital Group	EUR	377	489,689	483,542	(6,147)
Expiring 06/17/13	Citigroup Global Markets	EUR	381	494,123	488,672	(5,451)
Indonesia Rupiah,
Expiring 08/12/13	Credit Suisse First Boston Corp.	IDR	3,968,800	400,000	400,979	979
Expiring 08/12/13	JPMorgan Chase	IDR	13,888,000	1,400,000	1,403,143	3,143
Mexican Peso,
Expiring 04/03/13	Credit Suisse First Boston Corp.	MXN	350,000	26,573,533	28,320,567	1,747,034
Expiring 04/03/13	Credit Suisse First Boston Corp.	MXN	7,571	563,714	612,611	48,897
Expiring 04/03/13	Credit Suisse First Boston Corp.	MXN	788	61,083	63,762	2,679
Expiring 04/03/13	Deutsche Bank	MXN	1,935	147,772	156,560	8,788
Expiring 04/03/13	Goldman Sachs & Co.	MXN	390,000	29,524,206	31,557,203	2,032,997
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	95,000	7,371,484	7,687,011	315,527
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	93,702	7,106,709	7,581,979	475,270
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	16,446	1,226,171	1,330,764	104,593
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	16,401	1,239,697	1,327,067	87,370
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	6,550	491,419	529,989	38,570
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	4,043	306,241	327,175	20,934
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	1,864	142,715	150,827	8,112
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	1,395	105,656	112,880	7,224
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	840	66,000	68,012	2,012
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	440	33,199	35,591	2,392
Expiring 04/03/13	JPMorgan Chase	MXN	15,000	1,139,688	1,213,739	74,051
Expiring 04/03/13	JPMorgan Chase	MXN	12,475	953,402	1,009,447	56,045
Expiring 04/03/13	JPMorgan Chase	MXN	5,830	453,164	471,718	18,554
Expiring 04/03/13	Morgan Stanley	MXN	5,006	380,108	405,051	24,943
Expiring 04/03/13	UBS Securities	MXN	15,702	1,177,186	1,270,581	93,395
Expiring 04/03/13	UBS Securities	MXN	12,689	975,610	1,026,724	51,114
Expiring 04/03/13	UBS Securities	MXN	6,486	494,932	524,827	29,895
Expiring 06/27/13	Hong Kong & Shanghai Bank	MXN	323,435	25,751,201	25,963,927	212,726

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 06/27/13	JPMorgan Chase	MXN	713	$56,373	$57,237	$864
Expiring 06/27/13	Morgan Stanley	MXN	353,064	28,231,531	28,342,366	110,835

				$822,962,900	$826,717,756	$3,754,856

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 04/02/13	Credit Suisse First Boston Corp.	BRL	82,538	$41,812,413	$40,822,024	$990,389
British Pound,
Expiring 04/02/13	BNP Paribas	GBP	35,160	52,908,575	53,422,635	(514,060)
Expiring 04/02/13	JPMorgan Chase	GBP	4,901	7,364,545	7,446,653	(82,108)
Expiring 05/02/13	Westpac Banking Corp.	GBP	39,177	59,353,155	59,516,223	(163,068)
Canadian Dollar,
Expiring 06/20/13	Royal Bank of Canada	CAD	302,461	293,764,113	297,171,350	(3,407,237)
Euro,
Expiring 04/02/13	Royal Bank of Scotland Group PLC	EUR	422,484	549,071,613	541,580,192	7,491,421
Expiring 04/03/13	Deutsche Bank	EUR	100	127,751	128,190	(439)
Expiring 05/02/13	Deutsche Bank	EUR	9,201	11,806,191	11,797,047	9,144
Expiring 05/02/13	Deutsche Bank	EUR	100	128,314	128,215	99
Expiring 05/02/13	Hong Kong & Shanghai Bank	EUR	422,484	543,432,720	541,687,128	1,745,592
Expiring 06/17/13	Barclays Capital Group	EUR	4,509	5,892,248	5,783,270	108,978
Expiring 06/17/13	Royal Bank of Canada	EUR	17,540	22,727,105	22,496,908	230,197
Expiring 06/21/13	BNP Paribas	EUR	787	1,035,442	1,008,931	26,511
Expiring 08/14/13	BNP Paribas	EUR	6,100	7,699,573	7,827,920	(128,347)
Expiring 09/04/13	UBS Securities	EUR	37,100	46,833,927	47,618,253	(784,326)
Expiring 09/20/13	UBS Securities	EUR	68,504	89,977,754	87,938,106	2,039,648
Expiring 04/01/14	BNP Paribas	EUR	3,200	4,042,848	4,116,668	(73,820)
Expiring 04/01/14	Citigroup Global Markets	EUR	2,500	3,168,375	3,216,147	(47,772)
Expiring 06/02/14	BNP Paribas	EUR	4,500	5,690,385	5,793,039	(102,654)
Expiring 06/02/14	Credit Suisse First Boston Corp.	EUR	3,700	4,691,600	4,763,165	(71,565)
Expiring 07/01/14	BNP Paribas	EUR	3,200	4,048,000	4,120,817	(72,817)
Expiring 08/01/14	BNP Paribas	EUR	2,500	3,164,000	3,220,494	(56,494)
Japanese Yen,
Expiring 04/17/13	Barclays Capital Group	JPY	1,455,137	16,347,907	15,459,990	887,917
Expiring 04/17/13	UBS Securities	JPY	1,455,137	16,322,161	15,459,989	862,172
Mexican Peso,
Expiring 04/03/13	Deutsche Bank	MXN	216,748	16,526,687	17,538,320	(1,011,633)
Expiring 04/03/13	Hong Kong & Shanghai Bank	MXN	323,435	25,942,256	26,171,042	(228,786)
Expiring 04/03/13	Morgan Stanley	MXN	353,064	28,438,463	28,568,454	(129,991)
Expiring 04/03/13	Morgan Stanley	MXN	166,917	12,802,080	13,506,269	(704,189)

				$1,875,120,201	$1,868,307,439	$6,812,762

Interest rate swap agreements outstanding at March 31, 2013:

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
MXN	85,200	09/06/16	5.600%	28 day Mexican	$199,744	$24,090	$175,654	Morgan Stanley
				interbank rate(1)
MXN	25,000	09/06/16	5.600%	28 day Mexican	58,614	9,963	48,651	HSBC Bank USA
				interbank rate(1)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
MXN	566,800	09/13/17	5.500%	28 day Mexican interbank rate(1)	$1,222,134	$(157,400)	$1,379,534	Barclays Bank PLC
MXN	208,200	09/13/17	5.500%	28 day Mexican interbank rate(1)	448,921	(50,112)	499,033	HSBC Bank USA
MXN	109,000	09/13/17	5.500%	28 day Mexican interbank rate(1)	235,026	(42,887)	277,913	Morgan Stanley
MXN	13,000	09/13/17	5.500%	28 day Mexican interbank rate(1)	28,031	(3,042)	31,073	Goldman Sachs & Co.
MXN	11,600	09/13/17	5.000%	28 day Mexican interbank rate(1)	5,726	(8,462)	14,188	HSBC Bank USA
MXN	3,900	09/13/17	5.000%	28 day Mexican interbank rate(1)	1,925	(2,055)	3,980	Barclays Bank PLC
MXN	31,900	06/02/21	6.350%	28 day Mexican interbank rate(1)	172,908	6,635	166,273	Morgan Stanley
MXN	116,100	09/02/22	5.500%	28 day Mexican interbank rate(1)	1,601	(227,215)	228,816	HSBC Bank USA
MXN	63,400	09/02/22	5.500%	28 day Mexican interbank rate(1)	874	(106,403)	107,277	Morgan Stanley
MXN	61,000	09/02/22	5.750%	28 day Mexican interbank rate(1)	94,621	(4,925)	99,546	Barclays Bank PLC
MXN	36,000	09/02/22	5.750%	28 day Mexican interbank rate(1)	55,842	(3,823)	59,665	UBS AG
MXN	21,900	09/02/22	5.500%	28 day Mexican interbank rate(1)	302	(35,811)	36,113	Bank of America

					$2,526,269	$(601,447)	$3,127,716

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation)
Exchange-traded swap agreements:
878,100	03/18/16	1.500%	3 month LIBOR(1)	$6,581,939	$6,501,576	$(80,363)
229,100	06/15/41	4.250%	3 month LIBOR(1)	(97,694,648)	(62,479,485)	35,215,163
229,100	10/15/17	1.000%	Federal Funds Rate(1)	(270,029)	25,208	295,237
177,700	06/19/43	2.750%	3 month LIBOR(1)	11,553,296	10,219,525	(1,333,771)

				$(79,829,442)	$(45,733,176)	$34,096,266

(1) Portfolio pays the floating rate and receives the fixed rate.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(5)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX EM12 Index	12/20/14	5.000%	4,000	$122,252	$136,275	$(14,023)	Deutsche Bank AG
Dow Jones CDX EM13 Index	06/20/15	5.000%	21,600	970,095	1,165,200	(195,105)	Deutsche Bank AG
Dow Jones CDX EM13 Index	06/20/15	5.000%	15,800	706,935	828,224	(121,289)	Barclays Bank PLC
Dow Jones CDX EM13 Index	06/20/15	5.000%	15,200	680,549	841,318	(160,769)	Morgan Stanley
Dow Jones CDX EM13 Index	06/20/15	5.000%	7,900	354,803	409,792	(54,989)	Credit Suisse First Boston
Dow Jones CDX EM13 Index	06/20/15	5.000%	1,000	44,912	58,541	(13,629)	Credit Suisse First Boston

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Credit default swap agreements outstanding at March 31, 2013 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(5)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1) (cont’d.)
Dow Jones CDX EM13 Index	06/20/15	5.000%	500	$22,456	$26,319	$(3,863)	Barclays Bank PLC
Dow Jones CDX IG 10 5Y Index	06/20/13	0.530%	5,208	7,265	—	7,265	Deutsche Bank AG
Dow Jones CMBX NA AAA 4 Index	02/17/51	0.350%	800	(22,803)	(28,539)	5,736	Citigroup, Inc.
Dow Jones CMBX NA AAA3 Index	12/13/49	8.000%	37,900	(1,193,279)	(2,099,953)	906,674	Bank of America

				$1,693,185	$1,337,177	$356,008

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(5)	Implied Credit Spread at March 31, 2013(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
ArcelorMittal	06/20/16	1.000%	4,400	2.659%	$(219,483)	$(139,768)	$(79,715)	Credit Suisse First Boston
Australian Government	09/20/17	1.000%	1,700	0.327%	51,447	19,139	32,308	Morgan Stanley
Berkshire Hathaway	03/20/15	1.000%	3,500	0.313%	47,090	(24,465)	71,555	UBS AG
Berkshire Hathaway	03/20/16	1.000%	900	0.459%	14,167	(5,828)	19,995	Citigroup, Inc.
Berkshire Hathaway	06/20/17	1.000%	1,600	0.638%	24,722	(34,682)	59,404	Barclays Bank PLC
Berkshire Hathaway	06/20/17	1.000%	1,500	0.638%	23,177	(31,358)	54,535	Credit Suisse First Boston
Berkshire Hathaway	12/20/17	1.000%	8,000	0.721%	106,158	(127,439)	233,597	Barclays Bank PLC
Export-Import Bank	06/20/17	1.000%	600	0.653%	9,414	(21,374)	30,788	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	13,400	0.865%	42,729	(63,281)	106,010	HSBC Bank USA
Federal Republic of Brazil	06/20/15	1.000%	8,100	0.865%	25,555	(90,664)	116,219	Credit Suisse First Boston
Federal Republic of Brazil	06/20/15	1.000%	6,500	0.865%	20,727	(30,696)	51,423	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	1,800	0.865%	5,668	(7,392)	13,060	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	1,800	0.865%	5,679	(7,484)	13,163	Morgan Stanley
Federal Republic of Brazil	06/20/15	1.000%	1,700	0.865%	5,354	(20,861)	26,215	Citigroup, Inc.
Federal Republic of Brazil	06/20/15	1.000%	1,200	0.865%	3,827	(7,438)	11,265	Barclays Bank PLC
Federal Republic of Brazil	09/20/15	1.000%	20,300	0.917%	47,173	(81,286)	128,459	HSBC Bank USA
Federal Republic of Brazil	09/20/15	1.000%	18,000	0.917%	41,828	(69,340)	111,168	Barclays Bank PLC
Federal Republic of Brazil	09/20/15	1.000%	7,900	0.917%	18,138	(47,500)	65,638	Credit Suisse First Boston
Federal Republic of Brazil	09/20/15	1.000%	1,200	0.917%	2,755	(9,217)	11,972	Citigroup, Inc.
Federal Republic of Brazil	09/20/15	1.000%	900	0.917%	2,066	(4,222)	6,288	UBS AG
Federal Republic of Brazil	12/20/15	1.000%	43,800	0.959%	63,353	(129,970)	193,323	Deutsche Bank AG
Federal Republic of Brazil	03/20/16	1.000%	41,100	0.994%	23,618	(172,922)	196,540	Citigroup, Inc.
Federal Republic of Brazil	03/20/16	1.000%	1,700	0.994%	977	(3,668)	4,645	HSBC Bank USA

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Credit default swap agreements outstanding at March 31, 2013 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(5)	Implied Credit Spread at March 31, 2013(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Federal Republic of Brazil	06/20/16	1.000%	18,600	1.024%	$(5,621)	$(41,331)	$ 35,710	Citigroup, Inc.
Federal Republic of Brazil	06/20/16	1.000%	11,800	1.024%	(3,566)	(26,254)	22,688	Deutsche Bank AG
General Electirc Capital Corp.	12/20/13	4.800%	2,700	0.141%	96,999	—	96,999	Citigroup, Inc.
General Electirc Capital Corp.	12/20/15	1.000%	6,500	0.541%	83,527	(69,071)	152,598	Morgan Stanley
General Electirc Capital Corp.	03/20/16	1.000%	3,600	0.596%	44,209	(20,867)	65,076	Citigroup, Inc.
Goldman Sachs Group	06/20/13	1.000%	2,100	0.203%	4,444	(8,018)	12,462	UBS AG
Japan Gov’t. Series 55	03/20/16	1.000%	13,800	0.438%	227,937	(60,628)	288,565	Morgan Stanley
Metlife, Inc.	12/20/14	1.000%	25,000	0.404%	276,285	(210,902)	487,187	Bank of America
Metlife, Inc.	12/20/14	1.000%	2,800	0.404%	30,868	(41,834)	72,702	Deutsche Bank AG
Metlife, Inc.	12/20/14	1.000%	2,600	0.404%	28,752	(47,801)	76,553	Citigroup, Inc.
Metlife, Inc.	12/20/14	1.000%	1,200	0.404%	13,270	(11,951)	25,221	Credit Suisse First Boston
Metlife, Inc.	06/20/16	1.000%	30,000	0.783%	263,462	(466,349)	729,811	Bank of America Credit Suisse
Morgan Stanley	06/20/13	1.000%	3,900	0.339%	7,303	(12,847)	20,150	First Boston Credit Suisse
Morgan Stanley	06/20/13	1.000%	3,700	0.339%	6,902	(23,941)	30,843	First Boston Credit Suisse
Morgan Stanley	09/20/14	1.000%	1,700	0.578%	11,240	(28,404)	39,644	First Boston
NRG Energy, Inc.	12/20/16	5.000%	9,000	2.505%	822,259	(30,437)	852,696	Bank of America
People’s Republic of China	06/20/15	1.000%	9,300	0.325%	153,472	67,207	86,265	Royal Bank of Scotland Group PLC
People’s Republic of China	06/20/15	1.000%	3,100	0.325%	51,157	21,749	29,408	Citigroup, Inc.
People’s Republic of China	03/20/16	1.000%	1,300	0.382%	24,732	8,958	15,774	Barclays Bank PLC
People’s Republic of China	03/20/16	1.000%	600	0.382%	11,415	4,186	7,229	BNP Paribas Bank
People’s Republic of China	06/20/16	1.000%	16,200	0.395%	321,611	110,068	211,543	Citigroup, Inc.
People’s Republic of China	06/20/16	1.000%	3,500	0.395%	69,484	23,936	45,548	Deutsche Bank AG
People’s Republic of China	09/20/16	1.000%	200	0.444%	3,930	719	3,211	Deutsche Bank AG
People’s Republic of China	06/20/17	1.000%	100	0.698%	1,293	(4,112)	5,405	Citigroup, Inc.
Republic of Indonesia	09/20/15	1.000%	1,300	0.830%	6,093	(14,762)	20,855	Deutsche Bank AG
Republic of Indonesia	06/20/16	1.000%	6,000	0.996%	7,830	(60,673)	68,503	Barclays Bank PLC
Republic of Indonesia	06/20/16	1.000%	4,200	0.996%	5,481	(48,425)	53,906	Citigroup, Inc.
Republic of Indonesia	06/20/16	1.000%	1,700	0.996%	2,219	(20,091)	22,310	Citigroup, Inc.
Republic of Indonesia	09/20/16	1.000%	6,500	1.092%	(12,367)	(65,502)	53,135	Morgan Stanley
Republic of Indonesia	09/20/16	1.000%	2,900	1.092%	(5,518)	(31,094)	25,576	UBS AG
Republic of Indonesia	06/20/21	1.000%	3,500	2.080%	(270,894)	(202,335)	(68,559)	Citigroup, Inc.
Republic of Indonesia	06/20/21	1.000%	1,700	2.080%	(131,577)	(100,236)	(31,341)	UBS AG

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Credit default swap agreements outstanding at March 31, 2013 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(5)		Implied Credit Spread at March 31, 2013(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
U.S. Treasury Note	03/20/16	0.250%	EUR	22,200	0.303%	$(7,119)	$(180,497)	$173,378	BNP Paribas Bank
United Kingdom Treasury	12/20/15	1.000%		1,100	0.259%	23,013	13,251	9,762	UBS AG
United Kingdom Treasury	06/20/16	1.000%		3,500	0.273%	82,052	38,767	43,285	Morgan Stanley
United Mexican States	09/20/15	1.000%		16,000	0.510%	195,687	(60,423)	256,110	HSBC Bank USA
United Mexican States	09/20/15	1.000%		15,000	0.510%	183,457	(56,647)	240,104	Barclays Bank PLC
United Mexican States	03/20/16	1.000%		36,900	0.583%	458,697	(135,914)	594,611	Morgan Stanley
United Mexican States	03/20/16	1.000%		31,500	0.583%	391,571	(183,370)	574,941	HSBC Bank USA
United Mexican States	03/20/16	1.000%		9,600	0.583%	119,336	(45,704)	165,040	Citigroup, Inc.
United Mexican States	03/20/16	1.000%		400	0.583%	4,972	(1,794)	6,766	Barclays Bank PLC
United Mexican States	03/20/16	0.920%		100	0.583%	1,001	—	1,001	JPMorgan ChaseBank
United Mexican States	06/20/16	1.000%		9,800	0.611%	122,791	(14,338)	137,129	Citigroup, Inc.
United Mexican States	06/20/17	1.000%		3,900	0.781%	36,503	(25,907)	62,410	Credit Suisse First Boston
United Mexican States	06/20/17	1.000%		1,900	0.781%	17,784	(20,204)	37,988	Morgan Stanley
United Mexican States	03/20/18	1.000%		700	0.930%	2,463	(1,419)	3,882	Deutsche Bank AG
United Mexican States	03/20/18	1.000%		600	0.930%	2,112	(929)	3,041	Bank of America
United Mexican States	03/20/21	1.000%		26,800	1.230%	(518,288)	(981,849)	463,561	HSBC Bank USA
United Mexican States	03/20/21	1.000%		2,200	1.230%	(42,546)	(73,913)	31,367	Citigroup, Inc.
United Mexican States	09/20/22	1.000%		10,000	1.320%	(290,832)	(438,895)	148,063	Morgan Stanley

						$3,295,424	$(4,692,543)	$7,987,967

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount (000)(5)		Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
DJ iTraxx17Sen2	06/20/17	EUR	16,300	1.000%	$758,568	$871,853	$(113,285)	Barclays Bank PLC
DJ iTraxx17Sen2	06/20/17	EUR	2,300	1.000%	107,037	123,023	(15,986)	Citigroup, Inc.

					$865,605	$994,876	$(129,271)

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(5)	Fixed Rate	Value at Trade Date	Value at March 31, 2013	Unrealized Depreciation
Exchange-traded credit default swaps – Buy Protection(2):
Dow Jones CDX HY17 5Y Index	12/20/16	9,504	5.000%	$299,429	$(568,260)	$(867,689)
Dow Jones CDX HY18 5Y Index	06/20/17	6,831	5.000%	327,628	(365,467)	(693,095)
Dow Jones CDX HY19 5Y Index	12/20/17	1,200	5.000%	(4,500)	(51,145)	(46,645)

				$622,557	$(984,872)	$(1,607,429)

(1)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Reverse Repurchase Agreements outstanding at March 31, 2013:

Broker	Interest Rate	Trade Date	Value at March 31, 2013	Maturity Date	Cost
Deutsche Bank	0.02%	03/11/2013	$133,298,250	04/03/2013	$133,298,250
JPMorgan Chase	0.14%	03/19/2013	23,746,250	04/03/2013	23,746,250
Scotia Capital (USA), Inc.	0.01%	03/12/2013	21,745,500	04/05/2013	21,745,500

			$178,790,000		$178,790,000

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stock	$—	$—	$—
Preferred Stock	68,217,600	—	—
Asset-Backed Securities	—	153,932,423	—
Bank Loans	—	25,555,481	—
Certificates of Deposit	—	40,006,312	—
Commercial Mortgage-Backed Securities	—	106,707,022	—
Commercial Paper	—	7,523,585	—
Corporate Bonds	—	1,417,434,323	—
Foreign Government Bonds	—	944,483,355	—
Municipal Bonds	—	373,387,511	—
Residential Mortgage-Backed Securities	—	472,018,946	—
U.S. Government Agency Obligations	—	2,834,905,320	—
U.S. Treasury Obligations	—	3,240,046,684	—
Repurchase Agreements	—	75,100,000	—
Options Written	(66,000)	(2,448,613)	(179,995)
Short Sales – U.S. Government Agency Obligation	—	(2,074,688)	—
Reverse Repurchase Agreements	—	(178,790,000)	—
Other Financial Instruments*
Futures	4,125,933	—	—
Forward Foreign Currency Exchange Contracts	—	10,567,618	—
Interest Rate Swaps	34,096,266	3,127,716	—
Credit Default Swaps	(1,607,429)	8,214,704	—

Total	$104,766,370	$9,529,697,699	$(179,995)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

  The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2013 categorized by risk exposure:

Derivative Fair Value at 03/31/13
Credit contracts	$6,607,275
Foreign exchange contracts	10,567,491
Interest rate contracts	38,655,434

Total	$55,830,200

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.0%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio	2,320,096	$23,084,955
AST BlackRock Value Portfolio	9,078,174	96,773,331
AST ClearBridge Dividend Growth Portfolio	20,488,705	212,672,760
AST Federated Aggressive Growth Portfolio*	2,327,132	24,783,960
AST Goldman Sachs Concentrated Growth Portfolio	3,993,802	134,990,516
AST Goldman Sachs Large-Cap Value Portfolio	4,905,663	96,052,872
AST Goldman Sachs Mid-Cap Growth Portfolio	1,959,655	11,228,824
AST Goldman Sachs Small-Cap Value Portfolio	1,537,601	20,972,877
AST High Yield Portfolio	27,513,742	216,808,291
AST International Growth Portfolio	19,425,230	236,987,809
AST International Value Portfolio	14,617,105	231,827,283
AST Jennison Large-Cap Growth Portfolio*	11,927,996	178,562,104
AST Jennison Large-Cap Value Portfolio	13,695,584	189,820,792
AST Large-Cap Value Portfolio	12,128,221	195,264,363
AST Lord Abbett Core Fixed-Income Portfolio	53,991,615	620,903,577
AST Marsico Capital Growth Portfolio	8,728,340	205,901,552
AST MFS Growth Portfolio*	16,756,735	205,270,004
AST MFS Large-Cap Value Portfolio	8,428,982	97,017,579
AST Mid-Cap Value Portfolio	1,994,381	30,394,365
AST Money Market Portfolio	94,688,325	94,688,325
AST Neuberger Berman Core Bond Portfolio	19,619,460	207,181,496
AST Neuberger Berman Mid-Cap Growth Portfolio*	627,852	16,751,095
AST Parametric Emerging Markets Equity Portfolio	4,133,665	36,789,622
AST PIMCO Limited Maturity Bond Portfolio	12,292,952	130,305,286
AST PIMCO Total Return Bond Portfolio	92,424,053	1,164,543,063
AST Prudential Core Bond Portfolio	130,302,918	1,407,271,513
AST QMA Emerging Markets Equity Portfolio	3,271,998	32,360,064
AST Small-Cap Growth Portfolio*	1,475,352	37,739,494
AST Small-Cap Value Portfolio	2,909,553	49,142,348
AST T. Rowe Price Equity Income Portfolio	27,191,501	287,142,248
AST T. Rowe Price Global Bond Portfolio	132,381	1,450,891
AST T. Rowe Price Large-Cap Growth Portfolio*	11,598,785	179,781,166
AST T. Rowe Price Natural Resources Portfolio	1,060,037	22,250,184
AST Western Asset Core Plus Bond Portfolio	69,336,181	746,750,667
AST Western Asset Emerging Markets Debt Portfolio	12,837,044	132,093,178

TOTAL LONG-TERM INVESTMENTS
(cost $7,013,341,761)(w)		7,575,558,454

SHORT-TERM INVESTMENTS — 5.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 4.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund
(cost $388,371,031)(w)	388,371,031	388,371,031

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills
(cost $9,998,445)
0.070%	06/20/13	10,000	9,998,610

TOTAL SHORT-TERM INVESTMENTS
(cost $398,369,476)			398,369,641

TOTAL INVESTMENTS — 100.0%
(cost $7,411,711,237)			7,973,928,095
Liabilities in excess of other assets(x)			(300,441)

NET ASSETS — 100.0%			$7,973,627,654

The following abbreviations are used in the Portfolio descriptions:

CAC	French Stock Market Index
DAX	German Stock Index
TOPIX	Tokyo Stock Price Index
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)
Long Positions:
1,349	10 Year U.S. Treasury Notes	Jun. 2013	$177,217,107	$178,046,922	$829,815
195	CAC 40 10 Euro	Apr. 2013	9,530,404	9,328,565	(201,839)
36	DAX Index.	Jun. 2013	9,209,609	8,999,192	(210,417)
58	FTSE 100 Index	Jun. 2013	5,638,599	5,597,040	(41,559)

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Financial futures contracts open at March 31, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)
Long Positions (cont’d.)
118	Russell 2000 Mini	Jun. 2013	$10,908,510	$11,179,320	$270,810
286	S&P 500	Jun. 2013	109,684,575	111,733,050	2,048,475
67	TOPIX Index	Jun. 2013	7,004,982	7,405,694	400,712

					$3,095,997

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.

  Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized costs.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,963,929,485	$—	$—
U.S. Treasury Obligation	—	9,998,610	—
Other Financial Instruments*
Futures	3,095,997	—	—

Total	$7,967,025,482	$9,998,610	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

  The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2013 categorized by risk exposure:

Derivative Fair Value at 3/31/13
Equity contracts.	$2,266,182
Interest rate contracts	829,815

Total	$3,095,997

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 96.6%
ASSET-BACKED SECURITIES — 9.6%
Non-Residential Mortgage-Backed Securities — 5.6%
ACAs CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.467%	(c)	04/20/25		14,150	$14,150,000
ACAs CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	AA(d)	3.360%		04/20/25		1,500	1,490,400
AIMCO CLO (Cayman Islands), Series 2005-AA, Class A1B, 144A	Aaa	0.552%	(c)	10/20/19		4,467	4,372,818
American Express Credit Account Master Trust, Series 2012-4, Class C, 144A	CCC(d)	1.003%	(c)	05/15/20		8,400	8,457,053
AMMC CLO VI Ltd. (Cayman Islands), Series 2006-6A, Class A1A, 144A	Aaa	0.513%	(c)	05/03/18		580	575,462
ARES Enhanced Loan Investment Strategy II Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	Aaa	0.561%	(c)	01/26/20		2,957	2,913,652
Avoca CLO II BV (Ireland), Series II-A, Class A1, 144A	Aaa	0.671%	(c)	01/15/20	EUR	2,660	3,331,211
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.953%	(c)	03/15/16		9,600	9,839,702
Bank One Issuance Trust, Series 2003-C3, Class C3	Baa2	4.770%		02/16/16		10,000	10,087,970
Battalion CLO II Ltd. (Cayman Islands), Series 2012-2A, Class A1, 144A	BBB+(d)	1.404%	(c)	11/15/19		1,184	1,183,911
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	Aaa	0.561%	(c)	04/25/19		1,074	1,059,302
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C4	Baa2	5.000%		06/10/15		5,000	5,041,835
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	Baa2	0.674%	(c)	03/24/17		8,600	8,542,002
Eagle Creek CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1, 144A	Aaa	0.527%	(c)	02/28/18		1,500	1,481,259
Fortress Credit BSL Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	Aaa	1.536%	(c)	01/19/25		8,450	8,450,000
Fortress Credit BSL Ltd. (Cayman Islands), Series 2013-1A, Class B, 144A	BBB+(d)	2.256%	(c)	01/19/25		3,000	2,981,400
Fraser Sullivan CLO I Ltd. (Cayman Islands), Series 2006-1A, Class B, 144A	Aaa	0.750%	(c)	03/15/20		3,000	2,911,047
Fraser Sullivan CLO VI Ltd. (Cayman Islands), Series 2011-6A, Class A1, 144A	Aaa	1.939%	(c)	11/22/22		250	250,784
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	Aaa	0.519%	(c)	08/21/20		1,251	1,241,629
ING Investment Management Co. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.679%	(c)	04/15/24		14,600	14,600,000
ING Investment Management Co. (Cayman Islands), Series 2013-2A, Class A1, 144A	Aaa	1.434%	(c)	04/25/25		4,200	4,200,000
Katonah VII CLO Ltd. (Cayman Islands), Series 7A, Class A1, 144A	Aaa	0.550%	(c)	11/15/17		1,216	1,207,956
Lafayette CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	BBB+(d)	1.683%	(c)	09/06/22		2,362	2,370,842
Landmark IX CDO Ltd. (Cayman Islands), Series 2007-9A, Class A1, 144A	Aaa	0.519%	(c)	04/15/21		6,750	6,659,010
LCM III LP (Cayman Islands), Series 3A, Class A, 144A	Aaa	0.547%	(c)	06/01/17		1,928	1,904,339
LightPoint CLO III Ltd. (Cayman Islands), Series 2005-3A, Class A1A, 144A	Aaa	0.540%	(c)	09/15/17		3,403	3,357,711
LightPoint Pan-European CLO PLC (Ireland), Series 2006- 1A, Class A, 144A	Aaa	0.476%	(c)	01/31/22	EUR	5,443	6,812,327

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Non-Residential Mortgage-Backed Securities (cont’d.)
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	Aaa	1.760%(c)	05/18/23	2,450	$2,471,393
MBNA Credit Card Master Note Trust, Series 2003-C7, Class C7	A3	1.553%(c)	03/15/16	14,090	14,163,719
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	A3	1.103%(c)	11/15/16	1,500	1,505,792
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class A2, 144A	Aaa	1.769%(c)	11/22/23	9,800	9,841,807
OCP CLO Ltd. (Cayman Islands), Series 2012-2A, Class B, 144A	BBB-(d)	2.489%(c)	11/22/23	4,300	4,317,798
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	AAA(d)	3.440%	04/15/25	4,800	4,764,000
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	Aaa	1.256%(c)	04/15/25	18,150	18,197,807
Sierra Timshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	BB-(d)	1.870%	08/20/29	4,043	4,069,316
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	BB-(d)	2.940%(c)	08/17/22	2,000	2,013,230
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	BB-(d)	3.002%(c)	10/20/23	2,150	2,165,794
Stanfield Azure CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1L, 144A	Aaa	0.547%(c)	05/27/20	9,772	9,653,702
Stanfield Daytona CLO Ltd (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.551%(c)	04/27/21	15,873	15,585,663
SVO VOI Mortgage LLC, Series 2012-AA, Class A, 144A	BB(d)	2.000%	09/20/29	4,311	4,352,032
Trimaran CLO VI Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.549%(c)	11/01/18	9,817	9,719,900

					232,295,575

Residential Mortgage-Backed Securities — 4.0%
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	Ba3	1.254%(c)	12/25/33	676	643,421
ACE Securities Corp. Home Equity Loan Trust, Series 2004-IN1, Class A1	Aa2	0.524%(c)	05/25/34	1,261	1,166,118
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	Ba3	0.984%(c)	04/25/34	908	844,459
Ameriquest Mortgage Securities, Inc., Series 2003-1, Class M1	B1	1.554%(c)	02/25/33	1,126	1,109,636
Ameriquest Mortgage Securities, Inc., Series 2004-R1, Class A2	A1	0.804%(c)	02/25/34	364	357,112
Argent Securities, Inc., Series 2003-W10, Class M1	Ba1	1.284%(c)	01/25/34	2,509	2,446,445
Argent Securities, Inc. Asset-Backed Pass-Through Certitificates, Series 2004-W10, Class A2	Aaa	0.984%(c)	10/25/34	1,493	1,435,575
Asset Backed Funding Certificates Trust, Series 2004-OPT2, Class M1	Caa1	1.029%(c)	08/25/33	1,420	1,378,582
Asset Backed Funding Certificates Trust, Series 2004-OPT5, Class A1	B+(d)	0.904%(c)	06/25/34	1,058	1,015,630
Asset Backed Securities Corp. Home Equity, Series 2003-HE1, Class M2	Aa1	3.728%(c)	01/15/33	1,526	1,544,533
Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1	Ba2	1.178%(c)	12/15/33	1,715	1,618,257
Asset Backed Securities Corp. Home Equity, Series 2004-HE2, Class M1	Ba3	1.029%(c)	04/25/34	6,869	6,465,776
Asset Backed Securities Corp. Home Equity, Series 2004-HE3, Class M1	Ba1	1.014%(c)	06/25/34	4,147	3,883,831

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Asset Backed Securities Corp. Home Equity, Series 2004-HE5, Class M1	Baa3	1.104%(c)	08/25/34	4,581	$4,430,888
Bear Stearns Asset Backed Securities Trust, Series 2003-2, Class A3	A3	0.954%(c)	03/25/43	1,527	1,496,909
Bear Stearns Asset Backed Securities Trust, Series 2004-HE5, Class M1	Baa3	1.059%(c)	07/25/34	3,024	2,741,265
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A	AAA(d)	0.694%(c)	07/25/35	4,656	4,568,911
Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A1	AAA(d)	0.584%(c)	06/25/36	4,303	3,945,541
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	A3	1.029%(c)	10/25/34	5,630	5,607,975
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	Baa3	0.954%(c)	02/25/34	4,067	3,820,847
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	AAA(d)	1.254%(c)	11/25/34	6,250	5,794,562
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 144A	A1	0.884%(c)	06/25/33	1,971	1,925,462
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A6	Baa2	5.372%	05/25/35	909	921,475
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2	A3	0.804%(c)	12/25/34	3,000	2,913,882
Home Equity Asset Trust, Series 2003-6, Class M1	B2	1.702%(c)	02/25/34	4,217	3,903,847
Home Equity Asset Trust, Series 2005-9, Class 2A4	Ba2	0.544%(c)	04/25/36	4,375	4,094,348
HSBC Home Equity Loan Trust, Series 2005-2, Class M2	Aa1	0.693%(c)	01/20/35	3,000	2,860,203
HSBC Home Equity Loan Trust, Series 2006-1, Class A2	Aaa	0.383%(c)	01/20/36	5,095	4,999,616
HSBC Home Equity Loan Trust, Series 2007-2, Class M1	Baa2	0.513%(c)	07/20/36	3,560	3,132,715
MASTR Asset Backed Securities Trust, Series 2004-HE1, Class M2	A3	0.934%(c)	09/25/34	4,000	3,812,744
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1	Ba2	1.104%(c)	04/25/34	3,865	3,656,262
MASTR Asset Backed Securities Trust, Series 2005-NC1, Class M1	Aa1	0.924%(c)	12/25/34	4,531	4,490,396
Merrill Lynch Mortgage Investors Trust, Series 2003-WMC3, Class M3	B2	2.679%(c)	06/25/34	1,744	1,767,008
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	B1	2.049%(c)	01/25/35	1,700	1,621,705
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	B2	1.224%(c)	10/25/33	400	371,858
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	Ba3	1.404%(c)	06/25/33	756	740,616
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class A4	AAA(d)	0.944%(c)	01/25/34	1,566	1,534,320
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	AAA(d)	1.059%(c)	03/25/34	7,934	7,406,746
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	B3	1.104%(c)	05/25/34	4,348	4,003,792
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2003-NC1, Class M1	B3	1.779%(c)	11/25/32	1,603	1,531,728
Option Mortgage Loan Trust, Series 2004-1, Class M1	B1	1.104%(c)	01/25/34	9,619	8,801,139

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Option One Mortgage Loan Corp., Series 2003-3, Class A4	Baa3	1.144%(c)	06/25/33			855	$814,675
Option One Mortgage Loan Corp., Series 2003-5, Class A2	Baa3	0.844%(c)	08/25/33			1,851	1,667,676
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	A2	0.704%(c)	12/25/33			839	839,679
Saxon Asset Securities Trust, Series 2004-1, Class A	Aaa	0.744%(c)	03/25/35			405	341,535
Securitized Asset Backed Receivables LLC Trust, Series 2004-OP1, Class M1	Ba3	0.969%(c)	02/25/34			6,880	6,397,531
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	AAA(d)	1.004%(c)	02/25/34			20,046	18,962,183
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	AAA(d)	1.004%(c)	07/25/34			14,205	13,441,068
Structured Asset Investment Loan Trust, Series 2004-7, Class A7	AAA(d)	1.044%(c)	08/25/34			2,107	2,082,297
Structured Asset Investment Loan Trust, Series 2004-11, Class A4	A3	1.104%(c)	01/25/35			952	945,577
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-7, Class 3A1	Ba2	5.500%	05/25/19			1,847	1,921,163
Wells Fargo Mortgage Backed Securities Trust, Series 2007-5, Class 1A1	AAA(d)	5.500%	05/25/37			1,224	1,293,668

							169,513,187

TOTAL ASSET-BACKED SECURITIES (cost $381,560,760)							401,808,762

BANK LOANS(c) — 1.9%
Aerospace & Defense
Booz Allen & Hamilton, Inc.	Ba3	2.700%	12/31/17			385	385,579

Automotive — 0.2%
Allison Transmission, Inc.	Ba3	3.280%	08/07/17			5,486	5,499,966
Schaeffler AG	Ba3	4.250%	01/27/17			2,000	2,023,334

							7,523,300

Building Materials & Construction — 0.1%
Birds Eye Iglo Group Ltd.	B1	5.120%	01/31/18		EUR	2,150	2,766,321

Cable — 0.2%
Cequel Communications LLC	Ba2	4.000%	02/14/19			2,084	2,100,820
Charter Communications Operating LLC	Baa3	4.000%	05/15/19			1,485	1,499,479
Kabel Deutscheland (Germany)	Ba2	3.250%	02/01/19			206	206,277
Virgin Media Investment Holdings Ltd.	Ba3	3.500%	06/30/20			5,000	4,971,430

							8,778,006

Capital Goods — 0.1%
RAC PLC (United Kingdom)	B2	5.640%	10/29/19	(g)	GBP	1,500	2,296,279

Chemicals
Rockwood Holdings, Inc.	Baa3	3.750%	02/09/18			1,279	1,286,386

Electric — 0.1%
Calpine Corp.	B1	4.000%	04/01/18			1,343	1,359,513
Calpine Corp.	B1	4.000%	10/31/19			1,741	1,762,580

							3,122,093

Energy - Other — 0.1%
Phillips 66	AAA(d)	1.450%	04/30/15			3,000	2,998,125
Walter Energy, Inc.	Ba3	5.750%	04/02/18			1,692	1,697,370

							4,695,495

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
Foods
ARAMARK Corp.	B1	3.993%	07/09/17		2,000	$2,018,914

Gaming — 0.1%
MGM Resorts International	Ba2	3.280%	12/20/17		2,569	2,572,844

Healthcare & Pharmaceutical — 0.5%
Alere, Inc.	Ba3	3.280%	06/30/16		401	399,475
Alere, Inc.	Ba3	4.750%	06/30/17		387	389,839
Alere, Inc.	B2	4.750%	06/30/17		142	143,317
Community Health Systems, Inc.	Ba3	2.780%	10/25/16		1,228	1,232,656
Community Health Systems, Inc.	Ba3	3.790%	01/25/17		2,151	2,171,261
DAVITA, Inc.	Ba2	2.710%	11/01/17		3,425	3,425,000
Grifols, Inc.	Ba2	3.540%	06/01/16		906	906,250
Hologic, Inc.	Ba2	2.203%	08/01/17		1,838	1,838,794
LifePoint Hospital, Inc.	Ba1	2.050%	07/24/17		1,374	1,370,316
LifePoint Hospitals, Inc.	Ba1	2.780%	07/24/17		1,870	1,880,833
RPI Finance Trust, Inc.	Baa2	4.000%	11/09/18		1,810	1,826,979
Universal Health Services	Ba2	2.030%	08/15/16		3,851	3,850,629

						19,435,349

Media & Entertainment — 0.1%
ProSiebenSat.1 Media AG (Germany)	Ba2	2.710%	07/01/16	EUR	3,700	4,698,818

Pipelines & Other
Energy Transfer Equity LP	Ba2	3.750%	03/24/17		2,175	2,182,552

Real Estate Investment Trusts
CB Richard Ellis Services, Inc.	Ba1	5.750%	09/04/19		1,477	1,478,105

Retailers — 0.1%
Alliance Boots Ltd.	B1	3.994%	09/04/19	GBP	2,000	2,985,732

Technology — 0.3%
First Data Corp.	B1	5.200%	09/24/18		2,800	2,818,668
Flextronics International Ltd. (Singapore)	Ba1	2.450%	10/01/14		144	144,500
Flextronics International Ltd. (Singapore)	Ba1	2.450%	10/01/14		101	100,956
Freescale Semiconductor, Inc.	B1	5.000%	12/01/16		1,750	1,750,730
Interactive Data Corp.	Ba3	3.750%	02/12/18		3,850	3,890,906
NXP BV (Netherlands)	B1	4.500%	03/03/17		990	1,011,553
Sensata Technologies, Inc.	Ba2	3.750%	05/12/18		1,685	1,701,597

						11,418,910

TOTAL BANK LOANS (cost $76,791,552)						77,644,683

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.3%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	AAA(d)	5.727%(c)	05/10/45		10,210	11,499,676
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	AAA(d)	5.889%(c)	07/10/44		7,967	8,972,507
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	Aaa	5.356%	10/10/45		2,600	2,929,930
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	AAA(d)	5.620%	02/10/51		7,500	7,745,175
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class AJ	Aaa	4.992%(c)	11/10/41		500	532,850
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class A4	Aaa	5.115%(c)	10/10/45		2,000	2,189,448
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4	AAA(d)	5.540%	09/11/41		2,750	3,102,583
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AAB	AAA(d)	5.926%	06/11/50		6,828	7,370,836
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%	12/15/47		5,800	6,167,105

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	Aaa	5.697%(c)	12/10/49	8,775	$10,203,974
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4	Aaa	6.053%(c)	12/10/49	3,000	3,550,056
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	Aaa	5.218%(c)	07/15/44	7,170	7,840,187
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	Aaa	5.617%	10/15/48	8,610	9,708,963
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	Aaa	5.293%	12/11/49	1,990	2,054,816
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	Aa3	5.322%	12/11/49	1,255	1,426,536
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.223%	08/15/48	5,005	5,585,225
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class A4	AA+(d)	5.407%(c)	02/15/39	3,320	3,685,114
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class AM	AA+(d)	5.407%(c)	02/15/39	2,840	3,142,219
Commercial Mortgage Pass-Through Certificates, Series 2007-C4, Class A3	Aaa	5.764%(c)	09/15/39	7,000	7,318,395
Commercial Mortgage Pass-Through Certificates, Series 2012-CR5, Class A3	Aaa	2.540%	12/10/45	2,000	1,975,363
Commercial Mortgage Pass-Through Certificates, Series 2013-CR6, Class A2	Aaa	2.122%	03/10/46	3,880	3,992,679
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	A1	4.832%	04/15/37	8,000	8,482,776
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class A2	AA+(d)	4.333%	10/25/20	2,500	2,875,300
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	AA+(d)	1.478%(c)	05/25/22	49,293	5,225,578
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	AA+(d)	1.514%(c)	06/25/22	26,654	2,945,022
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	AA+(d)	1.755%(c)	08/25/16	19,933	877,057
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	AA+(d)	1.784%(c)	05/25/19	37,907	3,523,451
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	AA+(d)	1.711%(c)	07/25/19	37,460	3,396,988
FHLMC Multifamily Structured Pass-Through Certificates, Series KSMC, Class A2	AA+(d)	2.615%	01/25/23	10,000	10,014,540
GE Capital Commercial Mortgage Corp. Trust, Series 2006-C1, Class A4	AA+(d)	5.293%(c)	03/10/44	7,160	7,911,320
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4	AA+(d)	5.238%(c)	11/10/45	7,000	7,603,372
Greenwich Capital Commercial Mortgage Trust, Series 2005-GG3, Class AJ	Baa1	4.859%(c)	08/10/42	2,396	2,547,202
Greenwich Capital Commercial Mortgage Trust, Series 2006-GG7, Class A4(a)	Aaa	5.866%(c)	07/10/38	21,570	24,351,861
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%(c)	04/10/38	9,134	10,098,687
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%	11/10/39	11,300	12,811,929
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A3	Aaa	5.230%(c)	12/15/44	3,100	3,180,386
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	Aaa	2.611%	12/15/47	5,000	4,913,226

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C10, Class A4	AA(d)	2.875%	12/15/47	14,500	$14,575,313
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class A4	Aaa	5.481%(c)	12/12/44	5,000	5,506,830
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A4	Aaa	5.475%(c)	04/15/43	8,351	9,305,764
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4	Aaa	5.871%(c)	04/15/45	7,820	8,858,731
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A4	Aaa	5.399%	05/15/45	1,505	1,702,208
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A4	Aaa	5.882%(c)	02/15/51	9,687	11,271,793
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	Aaa	3.139%	06/15/45	4,124	4,376,665
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4	AA(d)	4.954%	09/15/30	10,277	11,089,582
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	AA(d)	5.263%(c)	11/15/40	3,509	3,855,065
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	Aaa	5.661%(c)	03/15/39	3,750	4,200,945
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM.	AA(d)	5.686%(c)	05/12/39	2,025	2,268,113
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%(c)	08/12/43	11,623	13,189,524
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class AM	AA(d)	5.531%(c)	02/12/39	930	1,032,962
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	Aaa	5.891%(c)	06/12/46	7,000	7,951,811
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172%(c)	12/12/49	17,100	19,129,770
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	Aaa	2.655%	02/15/46	10,000	9,892,060
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	Aaa	2.863%	12/15/48	5,000	5,004,630
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4	Aaa	5.328%	11/12/41	2,020	2,279,633
Morgan Stanley Capital I Trust, Series 2006-HQ8, Class A4	Aaa	5.421%(c)	03/12/44	5,096	5,611,954
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class A4	AA(d)	5.731%(c)	07/12/44	5,000	5,627,255
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	AA(d)	5.679%(c)	10/15/42	3,000	3,333,840
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	Aaa	5.447%(c)	02/12/44	880	1,000,143
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A4	Aaa	2.792%	12/10/45	3,000	3,005,415
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	Aaa	2.920%	03/10/46	13,600	13,710,364
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	Aa1	5.179%(c)	07/15/42	3,500	3,805,270
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4	Aaa	5.241%(c)	10/15/44	8,767	9,567,584
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4	Aaa	5.283%(c)	12/15/44	4,650	5,105,523
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A5	Aaa	5.416%(c)	01/15/45	1,085	1,210,910

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011%(c)	06/15/45	9,000	$10,243,899
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	Aaa	5.765%(c)	07/15/45	13,248	14,665,308
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	Aaa	5.572%	10/15/48	11,700	13,177,382
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%	11/15/48	7,096	8,009,426
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4(a)	Aa2	5.509%	04/15/47	8,500	9,621,830
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	5.926%(c)	02/15/51	7,170	8,219,559

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $471,985,723)					473,159,393

CORPORATE BONDS — 26.9%
Aerospace & Defense — 0.2%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	5.250%	04/01/22	2,000	2,062,500
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	2.500%	01/15/23	4,095	4,046,069
Precision Castparts Corp., Sr. Unsec’d. Notes	A2	3.900%	01/15/43	600	588,539

					6,697,108

Airlines — 0.2%
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	Baa2	4.150%	04/11/24	5,150	5,388,188
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	Baa2	4.000%	10/29/24	1,250	1,300,000
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	Baa2	5.300%	04/15/19	3,080	3,403,694

					10,091,882

Automotive — 0.6%
Daimler Finance North America LLC, Gtd. Notes, 144A(a)	A3	1.875%	01/11/18	4,800	4,837,200
Daimler Finance North America LLC, Gtd. Notes, 144A(a)	A3	2.950%	01/11/17	3,400	3,566,688
Ford Motor Co., Sr. Unsec’d. Notes(a)	Baa3	4.750%	01/15/43	4,250	3,955,488
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Baa3	2.375%	01/16/18	9,135	9,081,560
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(a)	Baa3	2.750%	05/15/15	3,980	4,062,641
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	Baa1	2.700%	03/15/17	670	691,981

					26,195,558

Banking — 9.1%
American Express Co., Sr. Unsec’d. Notes(a)	A3	2.650%	12/02/22	11,475	11,244,949
American Express Co., Sr. Unsec’d. Notes(h)	A3	7.000%	03/19/18	610	761,702
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%	09/20/22	1,125	1,135,298
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	A3	3.875%	09/27/22	4,320	4,422,043
Bank of America Corp., Jr. Sub. Notes(a)	B1	8.125%(c)	12/29/49	4,000	4,500,628
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.875%	01/05/21	8,000	9,447,600
Bank of America Corp., Sr. Unsec’d. Notes(a)	Baa2	7.625%	06/01/19	1,795	2,280,149
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	3.300%	01/11/23	2,555	2,519,381
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	Baa2	5.000%	05/13/21	7,315	8,199,464
Bank of America Corp., Sr. Unsec’d. Notes(a)	Baa2	5.700%	01/24/22	11,210	13,130,733
Bank of America Corp., Series L, Sr. Unsec’d. Notes, MTN	Baa2	5.650%	05/01/18	3,575	4,135,585

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banking (cont’d.)
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN(a)	Aa3	2.500%	01/11/17	3,825	$3,996,995
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.750%	05/22/19	2,150	2,674,340
Capital One Bank USA NA, Sub. Notes	Baa1	3.375%	02/15/23	6,600	6,535,333
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21	2,000	2,256,656
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	6.750%	09/15/17	4,850	5,859,484
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	01/14/22	9,885	10,990,272
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	5,655	6,736,971
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	2,250	3,298,102
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.500%	05/22/19	10,500	13,988,604
Citigroup, Inc., Sub. Notes	Baa3	6.125%	08/25/36	2,350	2,687,284
Citigroup, Inc., Unsec’d. Notes	Baa2	3.375%	03/01/23	4,650	4,687,358
Discover Bank, Sr. Unsec’d. Notes	Baa3	2.000%	02/21/18	14,175	14,217,610
Discover Financial Services, Sr. Unsec’d. Notes	Ba1	3.850%	11/21/22	2,362	2,431,178
Fifth Third Bank, Sr. Unsec’d. Notes	A3	1.450%	02/28/18	10,420	10,417,499
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	3.625%	01/22/23	10,840	10,916,238
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	8,000	9,064,552
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	8,130	9,452,946
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	6.000%	06/15/20	9,350	11,035,010
Goldman Sachs Group, Inc. (The), Sub. Notes	Baa1	6.750%	10/01/37	4,750	5,322,798
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Aa3	4.000%	03/30/22	2,300	2,474,634
HSBC Holdings PLC (United Kingdom), Sub. Notes	A3	6.500%	05/02/36	11,500	14,098,977
HSBC USA, Inc., Sr. Unsec’d. Notes	A2	2.375%	02/13/15	1,950	2,006,394
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	A2	2.000%	09/25/15	3,465	3,520,440
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.200%	01/25/23	8,075	8,061,935
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	A2	3.250%	09/23/22	9,245	9,230,726
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.250%	10/15/20	5,900	6,473,586
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21	5,790	6,387,383
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	4.500%	01/24/22	8,500	9,315,328
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%	04/23/19	6,400	7,817,030
KeyBank NA, Sr. Unsec’d. Notes	A3	1.650%	02/01/18	4,925	4,969,586
Lloyds TSB Bank PLC (United Kingdom), Bank Gtd. Notes(a)	A2	6.375%	01/21/21	3,175	3,906,520
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes(a)	A2	4.200%	03/28/17	2,850	3,127,647
Morgan Stanley, Sr. Unsec’d. Notes(a)	Baa1	3.750%	02/25/23	6,965	7,040,124
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	6.375%	07/24/42	1,280	1,537,859
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	12,600	14,488,488
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN(a)	Baa1	5.500%	07/28/21	13,150	15,075,265
People’s United Financial, Inc., Sr. Unsec’d. Notes	A3	3.650%	12/06/22	3,475	3,541,998
PNC Bank NA, Sub. Notes(a)(h)	A3	2.950%	01/30/23	11,825	11,755,765
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Baa1	2.550%	09/18/15	1,165	1,197,374
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes	A3	6.125%	01/11/21	5,425	6,546,689
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	3.000%	09/24/15	1,845	1,891,762
Swedbank Hypotek AB (Sweden), Covered Bonds, 144A	Aaa	1.375%	03/28/18	11,010	11,004,704

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banking (cont’d.)
US Bancorp, Sub. Notes, MTN	A2	2.950%	07/15/22			2,090	$2,080,020
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	2.625%	12/15/16			4,825	5,070,549
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	2.100%	05/08/17			2,375	2,449,117
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	A2	3.500%	03/08/22			5,230	5,496,720
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	A2	4.600%	04/01/21			6,465	7,383,379
Wells Fargo & Co., Sub. Notes, MTN	A3	3.450%	02/13/23			5,445	5,481,590

							381,778,351

Brokerage
Jefferies Group LLC, Sr. Unsec’d. Notes(a)	Baa3	6.500%	01/20/43			1,975	2,105,338

Building Materials & Construction — 0.2%
Mohawk Industries, Inc., Sr. Unsec’d. Notes	Ba1	3.850%	02/01/23			2,371	2,410,363
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A.	Baa3	5.125%	06/26/22			925	972,638
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A(a)	Baa3	7.125%	06/26/42			2,925	3,312,562

							6,695,563

Cable — 1.0%
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	B1	8.625%	09/15/17			4,000	4,660,000
Comcast Corp., Gtd. Notes(a)	A3	4.250%	01/15/33			4,400	4,429,119
Comcast Corp., Gtd. Notes	A3	6.450%	03/15/37			2,900	3,678,725
Comcast Corp., Gtd. Notes	A3	6.950%	08/15/37			1,990	2,645,938
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.150%	03/15/42			3,375	3,261,640
DISH DBS Corp., Gtd. Notes	Ba2	6.625%	10/01/14			2,500	2,659,375
Lynx I Corp., Sr. Sec’d. Notes, 144A	Ba3	6.000%	04/15/21			2,800	4,372,540
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.500%	09/01/41			2,750	2,826,054
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.550%	05/01/37			3,590	4,142,390
UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.625%	07/01/20			3,000	3,225,000
Videotron Ltee (Canada), Gtd. Notes	Ba2	9.125%	04/15/18			3,000	3,151,875
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(a)	Ba2	5.250%	02/15/22			4,600	4,674,750

							43,727,406

Capital Goods — 1.0%
Actuant Corp., Gtd. Notes	Ba2	5.625%	06/15/22			2,390	2,479,625
Case New Holland, Inc., Gtd. Notes	Ba2	7.875%	12/01/17			4,000	4,680,000
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $989,892; purchased 10/10/12)(f)	Baa1	5.625%	03/15/42	(g)		920	1,025,643
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,387,082; purchased 12/26/11)(f)	Baa1	7.000%	10/15/37	(g)		2,050	2,615,499
General Electric Co, Sr. Unsec’d. Notes(a)	Aa3	4.125%	10/09/42			1,340	1,343,410
Hertz Holdings Netherlands BV (Netherlands), Sr. Sec’d. Notes, RegS	B1	8.500%	07/31/15		EUR	3,710	5,017,241
Hutchison Whampoa International (11) Ltd. (Cayman Islands), Gtd. Notes, 144A(a)	A3	4.625%	01/13/22			1,475	1,608,842
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	2.000%	01/13/17			2,950	3,054,070
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $699,727; purchased 07/10/12)(f)	Baa3	2.500%	07/11/14	(g)		700	711,039

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Capital Goods (cont’d.)
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A (original cost $5,102,437; purchased 09/24/12)(f)	Baa3	2.500%	03/15/16	(g)	5,110	$5,233,948
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,095,443; purchased 01/15/13)(f)	Baa3	2.875%	07/17/18	(g)	2,100	2,141,357
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $914,112; purchased 05/08/12)(f)	Baa3	3.125%	05/11/15	(g)	915	946,739
SPX Corp., Gtd. Notes	Ba2	6.875%	09/01/17		2,000	2,225,000
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42		4,655	4,961,616
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21		1,950	2,202,244

						40,246,273

Chemicals — 0.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(a)	Baa2	3.150%	10/01/22		1,850	1,782,247
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba1	3.875%	04/15/18		1,010	1,022,625
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	Baa2	3.000%	11/15/22		9,000	8,845,218
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa2	5.250%	11/15/41		3,800	4,062,162
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.150%	02/15/43		1,915	1,944,592
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes(a)	Baa3	5.000%	04/15/19		2,000	2,260,000
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa3	6.000%	11/15/21		250	296,250
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400%	02/14/22		5,175	5,768,598

						25,981,692

Consumer — 0.2%
ADT Corp (The), Sr. Unsec’d. Notes, 144A(a)	Baa2	4.125%	06/15/23		1,475	1,530,497
PVH Corp., Sr. Unsec’d. Notes	Ba3	7.375%	05/15/20		4,000	4,460,000
Sealy Mattress Co., First Lien, 144A	AA(d)	10.875%	04/15/16		2,898	3,064,664

						9,055,161

Electric — 0.6%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.750%	03/01/14		2,000	2,105,000
Commonwealth Edison Co., First Mortgage	A3	6.450%	01/15/38		2,110	2,824,775
Connecticut Light & Power Co. (The), First Ref. Mortgage	A3	2.500%	01/15/23		3,925	3,918,492
Duke Energy Carolinas LLC, First Mortgage	A1	4.250%	12/15/41		1,350	1,383,912
FirstEnergy Corp., Sr. Unsec’d. Notes(a)	Baa3	7.375%	11/15/31		2,360	2,764,693
Florida Power & Light Co., First Mortgage	Aa3	4.125%	02/01/42		1,350	1,376,328
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.500%	12/15/41		3,200	3,342,637
Public Service Electric & Gas Co., Sec’d. Notes, MTN(a)	A1	3.800%	01/01/43		2,950	2,913,600
Puget Sound Energy, Inc., Sr. Sec’d. Notes	A3	4.434%	11/15/41		3,675	3,906,216
San Diego Gas & Electric Co., First Mortgage	Aa3	3.950%	11/15/41		1,125	1,140,452
Southern Power Co., Sr. Unsec’d. Notes(a)	Baa1	5.150%	09/15/41		1,025	1,143,672

						26,819,777

Energy - Integrated — 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.561%	11/01/21		3,300	3,503,471
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.750%	11/15/39		1,980	2,560,213
Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A	Baa2	7.250%	11/05/19		1,050	1,254,750

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Energy - Integrated (cont’d.)
Sasol Financing International PLC (United Kingdom), Gtd. Notes	Baa1	4.500%	11/14/22		3,450	$3,411,188
TNK-BP Finance SA (Luxembourg), Gtd. Notes, MTN, 144A	Baa2	6.625%	03/20/17		1,200	1,356,000

						12,085,622

Energy - Other — 1.1%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.450%	09/15/36		4,850	5,960,999
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	5.950%	06/01/41		3,935	4,782,941
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	05/15/42		1,990	1,943,860
Halliburton Co., Sr. Unsec’d. Notes(a)	A2	4.500%	11/15/41		3,320	3,569,276
Kerr-McGee Corp., Gtd. Notes	Baa3	6.950%	07/01/24		3,110	3,895,773
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21		2,500	2,609,410
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21		1,975	2,171,418
Phillips 66, Gtd. Notes	Baa1	2.950%	05/01/17		715	757,751
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	6.650%	03/15/17		1,350	1,584,174
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Baa3	7.500%	01/15/20		7,205	9,166,432
Plains Exploration & Production Co., Gtd. Notes	B1	6.750%	02/01/22		725	807,469
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland), Sr. Unsec’d. Notes, 144A(a)	Baa1	3.149%	03/06/17		870	874,350
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	2.500%	10/15/17		1,760	1,782,273
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.950%	04/15/42		3,935	4,055,852
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250%	01/15/17		575	602,312

						44,564,290

Foods — 1.2%
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	A3	4.000%	01/17/43		8,425	8,237,855
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(h)	A3	7.750%	01/15/19		3,296	4,331,310
ARAMARK Corp., Gtd. Notes, 144A(a)	B3	5.750%	03/15/20		2,400	2,454,000
ConAgra Foods, Inc., Sr. Unsec’d. Notes(a)	Baa2	3.200%	01/25/23		2,100	2,093,099
Constellation Brands, Inc., Gtd. Notes(a)	Ba1	7.250%	09/01/16		2,000	2,270,000
Cott Beverages, Inc., Gtd. Notes	B3	8.375%	11/15/17		5,400	5,784,750
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18		2,960	3,359,600
HJ Heinz Co., Sr. Unsec’d. Notes(a)	Baa2	2.850%	03/01/22		2,380	2,405,288
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17		2,000	2,097,500
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes (original cost $1,148,750; purchased 01/30/12)(f)	Ba3	11.625%	05/01/14	(g)	1,000	1,107,500
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,763,900; purchased 12/07/11-12/08/11)(a)(f)	Ba3	7.250%	06/01/21	(g)	2,990	3,132,025
Kraft Foods Group, Inc., Sr. Unsec’d. Notes(a)	Baa2	5.000%	06/04/42		1,205	1,292,019
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	08/23/18		3,905	4,749,554
Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A(a)	B1	12.250%	02/10/22		1,090	1,357,050
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	02/01/18		1,375	1,649,113
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	Caa1	7.500%	11/15/14		750	752,820
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	2.000%	12/05/14		2,175	2,215,192

						49,288,675

Gaming — 0.1%
Marina District Finance Co., Inc., Sr. Sec’d. Notes(a)	B2	9.500%	10/15/15		1,500	1,545,000

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gaming (cont’d.)
MGM Resorts International, Sr. Unsec’d. Notes(a)	B3	6.750%	04/01/13	1,000	$1,000,123
Pinnacle Entertainment, Inc., Gtd. Notes(a)	B1	8.625%	08/01/17	2,000	2,122,500

					4,667,623

Healthcare & Pharmaceutical — 1.3%
AbbVie, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.400%	11/06/42	1,800	1,814,837
Actavis, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42	1,465	1,477,870
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	2,560	2,746,939
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	6,615	7,358,784
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	1,020	1,320,292
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	Ba3	5.125%	08/15/18	3,000	3,142,500
Express Scripts Holding Co., Gtd. Notes(a)	Baa3	2.750%	11/21/14	3,645	3,754,310
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	3,670	4,453,717
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18	3,750	4,387,500
HCA, Inc., Sr. Sec’d. Notes	Ba3	5.875%	03/15/22	2,000	2,155,000
HCA, Inc., Sr. Unsec’d. Notes(a)	B3	6.750%	07/15/13	3,000	3,043,125
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	3.750%	08/23/22	345	354,172
Mylan, Inc., Gtd. Notes, 144A(a)	Baa3	7.625%	07/15/17	3,000	3,334,950
St. Jude Medical, Inc., Sr. Unsec’d. Notes	Baa1	4.750%	04/15/43	2,090	2,130,105
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	6.250%	11/01/18	375	416,250
Teva Pharmaceutical Finance Co. BV (Curacao), Gtd. Notes	A3	2.950%	12/18/22	1,100	1,102,836
Teva Pharmaceutical Finance IV BV (Curacao), Gtd. Notes	A3	3.650%	11/10/21	4,180	4,448,356
Valeant Pharmaceuticals International, Gtd. Notes, 144A(a)	B1	6.500%	07/15/16	2,500	2,609,375
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	3.250%	02/01/23	595	603,379
Zoetis, Inc., Sr. Unsec’d. Notes, 144A	Baa2	4.700%	02/01/43	4,730	4,828,483

					55,482,780

Healthcare Insurance — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	2.750%	11/15/22	5,000	4,892,455
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	12/15/37	2,250	2,995,918
Cigna Corp., Sr. Unsec’d. Notes(a)	Baa2	5.375%	02/15/42	4,740	5,359,305
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.300%	08/15/14	1,500	1,603,872
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.950%	10/15/42	2,500	2,354,405
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.625%	11/15/41	3,360	3,497,767
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	5.950%	02/15/41	363	445,433
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42	800	803,154
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650%	01/15/43	4,590	4,588,742

					26,541,051

Insurance — 1.6%
Allied World Assurance Co. Ltd. (Bermuda), Gtd. Notes	Baa1	5.500%	11/15/20	4,500	5,090,890
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	255	293,596
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	7,835	9,703,224
American International Group, Inc., Sr. Unsec’d. Notes(h)	Baa1	8.250%	08/15/18	7,879	10,207,347
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	1,700	1,936,496
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(a)	Aa2	4.500%	02/11/43	4,160	4,193,971
Chubb Corp. (The), Sr. Unsec’d. Notes	A2	6.000%	05/11/37	1,910	2,448,454

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%		07/15/34	1,500	$1,702,300
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes(a)	Baa3	5.125%		04/15/22	1,410	1,626,359
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%		05/01/42	1,910	2,176,332
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%		03/15/35	950	1,066,276
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%		10/09/37	4,200	5,129,947
Markel Corp., Sr. Unsec’d. Notes	Baa2	5.000%		03/30/43	740	739,942
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A.	A1	5.375%		12/01/41	1,875	2,127,759
MetLife, Inc., Sr. Unsec’d. Notes	A3	3.048%(c	)	12/15/22	1,155	1,160,143
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.700%		06/15/35	3,620	4,236,870
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	A2	5.000%(c	)	10/18/42	1,440	1,471,067
Northwestern Mutual Life Insurance Co., Sub. Notes, 144A	Aa2	6.063%		03/30/40	1,130	1,418,886
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%		06/15/39	2,375	3,458,717
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%		09/15/42	235	242,100
Sompo Japan Insurance, Inc. (Japan), Jr. Sub. Notes, 144A	A3	5.325%(c	)	03/28/73	1,900	1,895,250
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(a)	Aa2	6.850%		12/16/39	2,916	3,891,061

						66,216,987

Lodging — 0.2%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%		10/01/14	794	887,295
Host Hotels & Resorts LP, Gtd. Notes	Baa3	9.000%		05/15/17	2,000	2,107,500
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%		09/15/22	2,170	2,178,786
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%		03/01/22	1,865	1,953,257

						7,126,838

Media & Entertainment — 0.9%
Belo Corp., Gtd. Notes	Ba1	8.000%		11/15/16	3,123	3,357,225
CBS Corp., Gtd. Notes	Baa2	4.850%		07/01/42	3,940	3,831,689
CBS Corp., Gtd. Notes	Baa2	5.900%		10/15/40	1,440	1,595,690
Cedar Fair LP/Canada’s Wonderland Co., Gtd. Notes	B1	9.125%		08/01/18	6,101	6,833,120
NBCUniversal Media LLC, Sr. Unsec’d. Notes	A3	4.450%		01/15/43	5,820	5,743,933
News America, Inc., Gtd. Notes(a)	Baa1	6.150%		03/01/37	2,230	2,616,481
News America, Inc., Gtd. Notes	Baa1	6.150%		02/15/41	4,380	5,244,879
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%		02/01/14	1,000	1,077,500
Time Warner, Inc., Gtd. Notes	Baa2	6.250%		03/29/41	4,945	5,845,732
Viacom, Inc., Sr. Unsec’d. Notes, 144A	Baa1	4.375%		03/15/43	3,207	2,962,851

						39,109,100

Metals — 0.9%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Ba1	4.250%		08/05/15	4,500	4,677,075
Berau Capital Resources Pte Ltd. (Singapore), Sr. Sec’d. Notes, RegS	B1	12.500%		07/08/15	2,535	2,699,775
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	B1	7.000%		11/01/15	2,000	2,095,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 144A(a)	Baa3	2.375%		03/15/18	2,675	2,686,176
Indo Integrated Energy II BV (Netherlands), Sec’d. Notes, RegS	B1	9.750%		11/05/16	200	214,500

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals (cont’d.)
Peabody Energy Corp., Gtd. Notes(a)	Ba1	6.000%	11/15/18		725	$770,312
Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Ireland), Sr. Sec’d. Notes, 144A	B1	7.750%	04/27/17		3,375	3,594,375
Southern Copper Corp., Sr. Unsec’d. Notes(a)	Baa2	6.750%	04/16/40		1,500	1,691,044
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	7.500%	07/27/35		2,500	2,999,485
Steel Dynamics, Inc., Gtd. Notes(a)	Ba2	7.625%	03/15/20		1,800	1,998,000
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	6.250%	07/15/41		1,830	1,935,682
Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A	Baa2	1.800%	10/23/15		4,690	4,743,297
Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.450%	10/25/17		4,985	5,052,866
Xstrata Finance (Canada) Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.850%	11/10/14		1,745	1,788,433

						36,946,020

Non-Captive Finance — 0.8%
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(a)	Ba3	4.750%	02/15/15		4,000	4,190,000
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A1	3.100%	01/09/23		2,420	2,395,952
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	3.150%	09/07/22		4,580	4,550,720
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A1	5.875%	01/14/38		7,535	8,785,697
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	6.875%	01/10/39		4,150	5,437,459
Schahin II Finance Co. (SPV) Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)	Baa3	5.875%	09/25/23		1,845	1,909,478
SLM Corp., Sr. Unsec’d. Notes, MTN(a)	Ba1	3.875%	09/10/15		3,975	4,139,120

						31,408,426

Paper — 0.5%
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $4,931,417; purchased 12/20/12)(f)	Baa2	7.375%	12/01/25	(g)	3,620	4,928,869
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	6.000%	11/15/41		7,600	8,842,425
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.950%	06/15/18		3,240	4,169,854
Rock Tenn Co., Gtd. Notes	Ba1	4.000%	03/01/23		1,504	1,520,976
Rock Tenn Co., Gtd. Notes	Ba1	4.450%	03/01/19		1,120	1,215,875

						20,677,999

Pipelines & Other — 0.6%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	Baa2	5.850%	01/15/41		1,200	1,504,373
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350%	03/15/20		9,053	10,014,030
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.150%	02/01/43		3,075	3,028,614
Enterprise Products Operating LLC, Gtd. Notes	Baa1	5.950%	02/01/41		1,600	1,853,589
ONEOK Partners LP, Gtd. Notes	Baa2	6.125%	02/01/41		1,750	2,035,204
Sunoco Logistics Partners Operations LP, Gtd. Notes	Baa3	4.950%	01/15/43		3,100	3,038,208
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.000%	11/15/21		2,100	2,199,926

						23,673,944

Railroads — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	4.375%	09/01/42		1,510	1,498,823
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	Baa3	4.500%	01/15/22		4,400	4,881,369
CSX Corp., Sr. Unsec’d. Notes	Baa2	4.750%	05/30/42		1,450	1,505,584
Union Pacific Corp., Sr. Unsec’d. Notes	Baa1	7.125%	02/01/28		920	1,225,749

						9,111,525

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts — 0.1%
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.500%		11/15/15		1,520	$1,683,858
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%		01/30/17		535	563,809
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	3.375%		03/15/22		405	423,546
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%		05/30/18		510	623,104

							3,294,317

Retailers — 0.6%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%		05/15/41		4,290	5,094,173
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%		09/15/39		1,850	2,285,623
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.250%		06/01/27		2,490	3,185,156
Ltd Brands, Inc., Gtd. Notes(a)	Ba1	5.625%		02/15/22		6,150	6,519,000
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%		01/15/22		610	643,376
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%		05/15/16		2,750	2,887,500
Target Corp., Sr. Unsec’d. Notes	A2	7.000%		01/15/38		2,220	3,171,496

							23,786,324

Technology — 0.6%
CDW LLC/CDW Finance Corp., Sr. Sec’d. Notes	B1	8.000%		12/15/18		5,500	6,132,500
CommScope, Inc., Gtd. Notes, 144A (original cost $4,033,000; purchased 02/07/13)(f)	B3	8.250%		01/15/19(g	)	3,700	4,014,500
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	4.700%		09/15/22		2,000	1,992,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(a)	B3	5.750%		02/15/21		4,000	4,150,000
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800%		10/01/16		3,000	3,390,000
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%		08/12/15		4,478	4,718,692
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B2	11.375%		06/15/18		2,000	2,300,000

							26,698,192

Telecommunications — 0.9%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	6.125%		03/30/40		1,690	1,967,190
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.350%		09/01/40		6,260	6,701,812
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%(c	)	12/15/30		3,340	5,177,060
Embarq Corp., Sr. Unsec’d. Notes (original cost $3,723,931; purchased 11/15/11)(f)	Baa3	7.995%		06/01/36(g	)	3,770	3,968,717
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%		10/01/14		2,590	2,823,007
SK Telecom Co. Ltd. (South Korea), Sr. Unsec’d. Notes, MTN, 144A	A3	2.125%		05/01/18		2,075	2,081,955
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	6.000%		12/01/16		1,900	2,061,500
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	B3	7.000%		08/15/20		2,960	3,256,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa3	7.721%		06/04/38		590	614,154
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	3.850%		11/01/42		2,000	1,729,782
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.750%		11/01/41		1,570	1,555,393
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	7.350%		04/01/39		3,260	4,379,494
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A(a)	B3	11.750%		07/15/17		350	371,000

							36,687,064

Tobacco — 0.7%
Altria Group, Inc., Gtd. Notes(a)	Baa1	9.950%		11/10/38		2,900	4,789,185

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Tobacco (cont’d.)
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	4,300	$7,237,102
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%	02/11/18	7,440	7,486,723
Lorillard Tobacco Co., Gtd. Notes(a)	Baa2	7.000%	08/04/41	1,350	1,599,421
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	A2	4.375%	11/15/41	4,300	4,331,390
Reynolds American, Inc., Gtd. Notes	Baa2	6.750%	06/15/17	2,500	3,009,028

					28,452,849

TOTAL CORPORATE BONDS (cost $1,095,850,346)					1,125,213,735

MUNICIPAL BONDS — 1.4%
Bay Area Toll Authority, California Toll Bridge, Revenue Bonds, BABs	Aa3	6.263%	04/01/49	6,290	8,566,603
City of Chicago IL O’Hare International Airport Revenue Bonds	A2	6.395%	01/01/40	2,970	3,834,716
Colorado Bridge Enterprise, Revenue Bonds, Senior Taxable, Series A, BABs	Aa3	6.078%	12/01/40	1,000	1,302,240
Curators University of Missouri, Taxable System Facilities Revenue Bonds, BABs	Aa1	5.792%	11/01/41	400	530,560
Los Angeles California Department, Water & Power Revenue, Series A, BABs	Aa3	5.716%	07/01/39	1,475	1,820,430
Los Angeles California Department, Water & Power Revenue, Series D, BABs	Aa3	6.574%	07/01/45	750	1,057,830
Maryland State Transportation Authority, Facilities Project, Revenue Bonds, BABs	Aa3	5.888%	07/01/43	2,200	2,896,828
New Jersey State Turnpike Authority, BABs	A3	7.102%	01/01/41	1,750	2,488,972
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	A3	7.414%	01/01/40	1,075	1,570,382
New York City Municipal Water Finance Authority, Revenue Bonds, BABs	Aa2	5.882%	06/15/44	4,375	5,787,556
New York City Transitional Finance Authority, Future Tax Secured Bonds, BABs	Aa1	5.767%	08/01/36	1,320	1,645,459
Ohio State University, General Receipts Bonds, Series A	Aa1	4.800%	06/01/2111	4,165	4,438,890
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	Aa3	6.105%	12/01/39	500	625,075
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	Aa3	5.511%	12/01/45	1,280	1,515,136
Port Authority of New York & New Jersey, Revenue Bonds	Aa3	4.458%	10/01/62	1,940	1,938,060
President and Fellows of Harvard College, Sr. Notes	Aaa	4.875%	10/15/40	2,010	2,377,587
Rutgers NJ State University, Revenue Bonds, BABs	Aa2	5.665%	05/01/40	1,920	2,375,654
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	Aa1	4.839%	01/01/41	2,500	2,881,800
San Antonio Electric & Gas, Revenue Bonds	Aa1	4.427%	02/01/42	1,270	1,381,506
State of California, Taxable, Var. Purp. 3, GO	A1	5.950%	04/01/16	2,745	3,137,892
State of California, Taxable, Var. Purp., GO, BABs	A1	7.500%	04/01/34	3,170	4,437,334
State of Illinois, Taxable, GO	A2	4.421%	01/01/15	1,480	1,557,626

TOTAL MUNICIPAL BONDS (cost $56,029,622)					58,168,136

NON-CORPORATE FOREIGN AGENCIES — 4.6%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	Aaa	0.500%	06/20/16	7,640	7,639,007

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Carnival Corp. (Panama), Gtd. Notes	A3	1.200%		02/05/16	3,975	$3,980,080
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.450%		09/15/42	3,350	3,279,895
DNB Boligkreditt AS (Norway), Covered Bonds, 144A(a)	Aaa	1.450%		03/21/19	30,085	30,219,871
Dubai Electricity & Water Authority (United Arab Emirates), Sr. Unsec’d. Notes, RegS	Baa3	6.375%		10/21/16	4,245	4,758,645
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	Ba1	5.375%		11/04/16	4,770	5,122,503
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	5.125%		06/29/20	569	653,950
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	B1	6.000%		04/01/17	3,225	3,313,688
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A(a)	Baa1	4.950%		05/23/16	3,325	3,557,218
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.510%		03/07/22	3,000	3,465,000
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%		04/23/19	5,968	7,698,720
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, MTN, 144A	Baa1	8.625%		04/28/34	2,170	2,945,775
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes(a)	Baa2	3.125%		01/15/16	4,820	4,711,757
IPIC GMTN Ltd. (Cayman Islands), Gtd. Notes, MTN, 144A	Aa3	5.500%		03/01/22	790	916,400
KazMunayGas National Co. (Netherlands), Gtd. Notes, MTN, 144A	Baa3	9.125%		07/02/18	5,580	7,030,130
KazMunayGas National Co. (Netherlands), Sr. Unsec’d. Notes, MTN, 144A	Baa3	11.750%		01/23/15	1,000	1,158,750
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.500%		08/22/17	2,525	2,711,300
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.875%		05/04/17	2,995	3,243,037
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS(a)	A1	4.250%		11/02/20	3,000	3,288,969
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000%		09/19/22	4,830	4,748,146
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	A1	4.750%		07/13/21	2,600	2,923,307
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	A1	6.250%		06/17/14	3,566	3,781,440
Majapahit Holding BV (Netherlands), Gtd. Notes, 144A	Baa3	7.750%		10/17/16	1,600	1,856,000
Majapahit Holding BV (Netherlands), Gtd. Notes, RegS	Baa3	7.750%		10/17/16	6,970	8,085,200
National Australia Bank Ltd. (Australia), Covered Bonds, 144A(a)	Aaa	1.250%		03/08/18	8,370	8,341,659
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	Baa3	2.000%		09/13/16	3,050	3,042,518
Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Pass-Through Certificates, RegS	Baa2	1.620%(s	)	05/31/18	3,609	3,319,877
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%		01/27/21	3,000	3,236,979
Petroleos Mexicanos (Mexico), Gtd. Notes(a)	Baa1	4.875%		01/24/22	2,485	2,752,138
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%		01/21/21	8,000	9,180,000
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%		06/27/44	3,200	3,300,800
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	8.000%		05/03/19	2,680	3,430,400
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A(a)	Baa1	3.500%		01/30/23	1,920	1,915,200

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.450%		06/15/18		2,000	$2,447,623
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	Ba1	7.390%		12/02/24		1,500	2,013,750
State Bank of India (India), Sr. Unsec’d. Notes, 144A	Baa2	4.125%		08/01/17		1,000	1,043,034
State Bank of India (India), Sr. Unsec’d. Notes, MTN, RegS	Baa2	4.500%		11/30/15	EUR	1,800	2,428,685
Statoil ASA (Norway), Gtd. Notes	Aa2	4.250%		11/23/41		1,475	1,534,900
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes(a)	Aa3	3.000%		01/18/23		6,720	6,720,383
Total Capital Canada Ltd. (Canada), Gtd. Notes	Aa1	2.750%		07/15/23		9,225	9,250,304
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.875%		12/01/18		2,500	2,685,938
VTB Bank OJSC Via VTB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.875%		05/29/18		3,305	3,643,762
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A	B3	11.750%		07/15/17		1,250	1,690,445

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $193,113,095)							193,067,183

SOVEREIGNS — 6.0%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes	AA(d)	0.434%(c	)	09/23/14		1,000	970,057
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, RegS	AA(d)	0.875%		09/14/15		3,750	3,762,022
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	A+(d)	2.750%		03/05/15		4,045	4,202,876
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN, 144A	A+(d)	2.875%		09/15/14		4,800	4,949,376
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	4.875%		01/22/21		4,400	5,104,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%		01/07/41		2,500	2,925,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	7.125%		01/20/37		2,250	3,121,875
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	7.375%		02/03/15	EUR	5,083	7,288,422
Brazilian Government International Bond (Brazil), Unsec’d. Notes	Baa2	11.000%		06/26/17	EUR	5,745	10,270,185
China Government International Bond (China), Sr. Unsec’d. Notes	Aa3	4.250%		10/28/14	EUR	140	190,137
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	Baa3	7.375%		09/18/37		2,915	4,168,450
Czech Republic International Bond (Czech Republic), Sr. Unsec’d. Notes, MTN	A1	3.625%		04/14/21	EUR	500	712,031
Czech Republic International Bond (Czech Republic), Sr. Unsec’d. Notes, MTN	A1	4.500%		11/05/14	EUR	1,098	1,495,330
Czech Republic International Bond (Czech Republic), Sr. Unsec’d. Notes, MTN	A1	4.625%		06/23/14	EUR	135	181,680
Czech Republic International Bond (Czech Republic), Sr. Unsec’d. Notes, MTN	A1	5.000%		06/11/18	EUR	1,200	1,812,798
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	Ba1	4.125%		02/19/18		2,440	2,330,200
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	4.875%		05/05/21		3,000	3,285,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	6.750%		03/10/14		1,705	1,783,856
Indonesia Government International Bond (Indonesia), Unsec’d. Notes, 144A	Baa3	3.750%		04/25/22		4,950	5,024,250

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
SOVEREIGNS (Continued)
Ireland Government Bond (Ireland), Bonds	Ba1	4.400%	06/18/19	EUR	9,440	$12,673,066
Ireland Government Bond (Ireland), Bonds	Ba1	4.500%	04/18/20	EUR	5,425	7,264,766
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	Baa2	4.750%	05/01/17	EUR	5,135	6,917,229
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	Baa2	5.500%	11/01/22	EUR	3,500	4,765,325
Italy Buoni Poliennali Del Tesoro (Italy), Bonds	Baa2	6.500%	11/01/27	EUR	7,450	10,923,267
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	A+(d)	4.375%	06/15/13		500	503,050
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	Baa2	4.500%	06/08/15	JPY	120,000	1,319,146
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	Baa2	3.450%	03/24/17	JPY	55,000	584,244
Kingdom of Belgium (Belgium), Notes, 144A	Aa3	8.875%	12/01/24		2,000	2,978,226
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	Baa1	5.375%	06/10/13	EUR	3,140	4,053,962
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	Baa1	3.625%	03/15/22		3,800	4,037,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.250%	06/16/15	EUR	3,261	4,485,275
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.250%	07/14/17	EUR	6,115	8,677,261
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	Baa1	4.750%	03/08/44		2,200	2,282,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	5.500%	02/17/20	EUR	5,160	7,945,508
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	6.750%	02/06/24	GBP	1,000	1,906,006
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	11.000%	05/08/17	EUR	750,000	677,745
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS	Baa2	7.500%	10/14/14	EUR	8,330	11,822,723
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	Ba1	6.250%	03/15/16	EUR	1,900	2,746,052
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN, RegS	BB(d)	3.500%	03/25/15		5,050	4,923,750
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	3.850%	04/15/21	EUR	110	120,087
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.100%	04/15/37	EUR	535	487,143
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.750%	06/14/19	EUR	9,635	11,670,883
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, RegS	Aa2	5.750%	01/20/42		2,500	3,000,000
Republic of Bulgaria (Bulgaria), Sr. Unsec’d. Notes	Baa2	4.250%	07/09/17		200	278,803
Republic of Bulgaria (Bulgaria), Sr. Unsec’d. Notes, RegS	Baa2	8.250%	01/15/15		7,500	8,392,500
Republic of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	3.625%	11/02/15	EUR	1,375	1,880,675
Republic of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	7.125%	04/16/19		6,100	7,887,294
Romanian Government International (Romania), Sr. Unsec’d. Notes, RegS	Baa3	5.000%	03/18/15		600	807,184
Russian Foreign Bond—Eurobond (Russia), Sr. Unsec’d. Notes, 144A(a)	Baa1	3.250%	04/04/17		7,200	7,533,000
South Africa Government International Bond (South Africa), Bond	Baa1	5.250%	05/16/13	EUR	2,845	3,665,025
South Africa Government International Bond (South Africa), Unsec’d. Notes, MTN	Baa1	4.500%	04/05/16	EUR	1,900	2,646,195

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

				Principal
	Moody’s	Interest	Maturity	Amount
	Ratings†	Rate	Date	(000)#		Value
SOVEREIGNS (Continued)
Spain Government Bond (Spain), Sr. Unsub. Notes	Baa3	4.700%	07/30/41	EUR	465	$515,713
Spain Government Bond (Spain), Sr. Unsub. Notes	Baa3	5.850%	01/31/22	EUR	1,750	2,378,961
Spain Government Bond (Spain), Unsec’d. Notes	Baa3	4.250%	10/31/16	EUR	12,105	15,909,885
Spain Government International Bond (Spain), Notes, MTN, 144A	Baa3	4.000%	03/06/18		4,500	4,457,700
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN	Baa3	3.625%	06/17/13		3,700	3,704,440
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Ba1	6.750%	04/03/18		2,000	2,360,000
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	Ba1	7.000%	06/05/20		4,800	5,892,000
United Mexican States (Mexico), Notes, MTN	Baa1	7.375%	04/08/13	EUR	1,000,000	662,287
Uruguay Government International (Uruguay), Sr. Unsec’d. Notes	Baa3	6.875%	01/19/16		300	440,317

TOTAL SOVEREIGNS (cost $249,525,541)						249,754,238

U.S. GOVERNMENT AGENCY OBLIGATIONS — 20.3%
Federal Home Loan Mortgage Corp.(a)		0.875%	03/07/18		18,065	18,029,267
Federal Home Loan Mortgage Corp.		1.000%	07/28/17		8,665	8,745,940
Federal Home Loan Mortgage Corp.(a)		2.375%	01/13/22		7,495	7,800,789
Federal Home Loan Mortgage Corp.		3.500%	09/01/42		1,948	2,061,958
Federal Home Loan Mortgage Corp.		3.500%	TBA		12,500	13,122,559
Federal Home Loan Mortgage Corp.		4.000%	11/01/40		7,368	7,951,728
Federal Home Loan Mortgage Corp.		4.500%	12/01/40-07/01/41		16,024	17,320,198
Federal National Mortgage Assoc		0.875%	02/08/18		9,275	9,247,741
Federal National Mortgage Assoc.(a)		1.250%	01/30/17		3,430	3,504,877
Federal National Mortgage Assoc		2.500%	TBA		51,500	53,423,206
Federal National Mortgage Assoc		2.500%	TBA		40,000	41,406,252
Federal National Mortgage Assoc		3.000%	05/01/27		1,878	1,992,808
Federal National Mortgage Assoc		3.000%	TBA		28,000	29,394,532
Federal National Mortgage Assoc		3.000%	TBA		124,000	127,894,369
Federal National Mortgage Assoc		3.000%	TBA		21,000	21,600,468
Federal National Mortgage Assoc		3.500%	04/01/26-09/01/42		55,246	58,506,465
Federal National Mortgage Assoc		3.500%	TBA		135,000	142,214,062
Federal National Mortgage Assoc		4.000%	TBA		76,500	81,460,551
Federal National Mortgage Assoc		4.500%	05/01/39-12/01/40		19,698	21,759,363
Federal National Mortgage Assoc		4.500%	TBA		34,000	36,672,189
Federal National Mortgage Assoc		5.000%	TBA		20,000	21,665,624
Federal National Mortgage Assoc		5.500%	TBA		25,000	27,246,094
Government National Mortgage Assoc		3.000%	TBA		8,000	8,333,750
Government National Mortgage Assoc		3.000%	TBA		8,000	8,340,000
Government National Mortgage Assoc		3.500%	TBA		10,000	10,692,188
Government National Mortgage Assoc		3.500%	TBA		1,000	1,075,625
Government National Mortgage Assoc		4.000%	01/20/40-02/20/41		10,764	11,697,112
Government National Mortgage Assoc		4.000%	TBA		14,000	15,144,609
Government National Mortgage Assoc		4.500%	05/20/40-02/20/41		33,101	36,615,501
Government National Mortgage Assoc		4.500%	TBA		500	547,266
Government National Mortgage Assoc		4.500%	TBA		4,000	4,373,125

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $846,103,570)						849,840,216

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

				Principal
	Interest		Maturity	Amount
	Rate		Date	(000)#	Value
U.S. TREASURY OBLIGATIONS — 14.6%
U.S. Treasury Bonds(a)	2.750%		11/15/42	14,182	$13,144,756
U.S. Treasury Bonds	3.125%		02/15/43	2,315	2,319,341
U.S. Treasury Bonds	7.250%		08/15/22	35,500	52,728,576
U.S. Treasury Notes	0.250%		01/31/15	113,040	113,066,451
U.S. Treasury Notes(a)(h)	0.250%		02/28/15	4,820	4,820,376
U.S. Treasury Notes	0.250%		03/31/15	1,650	1,650,129
U.S. Treasury Notes	0.375%		03/15/16	10,900	10,906,812
U.S. Treasury Notes(a)	0.750%		02/28/18	18,431	18,426,687
U.S. Treasury Notes	0.750%		03/31/18	43,420	43,365,725
U.S. Treasury Notes(a)	1.250%		02/29/20	24,610	24,648,441
U.S. Treasury Notes(a)	2.000%		02/15/23	42,950	43,493,575
U.S. Treasury Notes(k)	2.375%		07/31/17	27,720	29,788,161
U.S. Treasury Notes	2.375%		06/30/18	1,565	1,689,712
U.S. Treasury Notes	2.500%		06/30/17	16,470	17,777,306
U.S. Treasury Notes	2.625%		11/15/20	15,075	16,442,348
U.S. Treasury Notes	3.125%		01/31/17	60,640	66,614,010
U.S. Treasury Notes	4.250%		11/15/17	20,705	24,064,718
U.S. Treasury Notes	4.500%		05/15/17	53,900	62,490,312
U.S. Treasury Strips Coupon	2.370%(s	)	02/15/25	19,235	14,534,582
U.S. Treasury Strips Coupon	2.570%(s	)	05/15/26	27,000	19,317,096
U.S. Treasury Strips Coupon(a)	2.700%(s	)	05/15/27	26,500	18,153,692
U.S. Treasury Strips Coupon	2.730%(s	)	08/15/27	17,870	12,102,440

TOTAL U.S. TREASURY OBLIGATIONS (cost $608,224,907)					611,545,246

TOTAL LONG-TERM INVESTMENTS (cost $3,979,185,116)					4,040,201,592

				Shares
SHORT-TERM INVESTMENT — 28.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 28.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,206,500,616; includes $407,066,870 of cash collateral received for securities on loan) (b)(w)				1,206,500,616	1,206,500,616

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*(j)
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 2.21% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13			Deutsche Bank	18,336	385,297
Receive a fixed rate of 2.22% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13			Deutsche Bank	47,026	1,013,973

TOTAL OPTIONS PURCHASED (cost $1,333,384)					1,399,270

TOTAL SHORT-TERM INVESTMENTS (cost $1,207,834,000)					1,207,899,886

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 125.5% (cost $5,187,019,116)					5,248,101,478

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN*(j)
Call Options
Interest Rate Swap Options,
Receive a fixed rate of 1.71% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank	18,336	$(63,852)
Receive a fixed rate of 1.72% and pay a floating rate based on 3-month LIBOR, expiring 09/23/13	Deutsche Bank	47,026	(171,680)

TOTAL OPTIONS WRITTEN (premiums received $230,601)			(235,532)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 125.5% (cost $5,186,788,515)			5,247,865,946
Liabilities in excess of other assets(x) — (25.5)%			(1,064,868,521)

NET ASSETS — 100.0%			$4,182,997,425

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
BABs	Build America Bonds
BBSW	Australian Bank Bill Rate
BPS	Basis Points
BROIS	Overnight Brazil CETIP Interbank Deposit
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
CHIBNOM	Chile Central Bank Daily Midday Interbank Rate Nominal
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation
IO	Interest Only
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poors
NZDBBR	New Zealand Bank Bill Rate
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MYR	Malaysian Ringgit
JPY	Japanese Yen

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PIK	Pay-In-Kind
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand
*	Non-income producing.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $397,665,013; cash collateral of $407,066,870 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $28,789,691. The aggregate value of $29,825,836 is approximately 0.7% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)
Long Positions:
778	2 Year U.S. Treasury Notes	Jun. 2013	$171,428,511	$171,512,531	$84,020
1,688	5 Year U.S. Treasury Notes	Jun. 2013	208,738,946	209,404,312	665,366
757	10 Year U.S. Treasury Notes	Jun. 2013	99,322,201	99,912,172	589,971
143	30 Year U.S. Treasury Bonds	Jun. 2013	20,190,010	20,659,031	469,021

					1,808,378

Short Positions:
296	2 Year Euro Schatz Index	Jun. 2013	42,378,344	42,416,571	(38,227)
142	5 Year Euro-Bobl	Jun. 2013	23,149,470	23,205,699	(56,229)
436	30 Year U.S. Ultra Treasury Bonds	Jun. 2013	67,489,273	68,710,875	(1,221,602)

					(1,316,058)

					$492,320

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Australian Dollar,
Expiring 04/23/13	Deutsche Bank	AUD	1,928	$2,005,700	$2,004,241	$(1,459)
Expiring 04/23/13	Goldman Sachs & Company	AUD	7,300	7,608,598	7,587,585	(21,013)
Expiring 04/23/13	Goldman Sachs & Company	AUD	4,043	4,142,800	4,201,678	58,878
Expiring 04/23/13	Goldman Sachs & Company	AUD	4,023	4,152,000	4,181,305	29,305
Expiring 04/23/13	Goldman Sachs & Company	AUD	2,782	2,865,300	2,891,654	26,354
Expiring 04/23/13	Goldman Sachs & Company	AUD	2,017	2,066,000	2,096,809	30,809
Expiring 04/23/13	Hong Kong & Shanghai Bank	AUD	2,029	2,068,800	2,108,514	39,714
Expiring 04/23/13	JP Morgan Securities	AUD	2,010	2,068,500	2,089,532	21,032
Expiring 04/23/13	Morgan Stanley & Co., Inc.	AUD	1,993	2,085,500	2,071,053	(14,447)
Expiring 04/23/13	UBS Warburg LLC	AUD	3,598	3,696,400	3,739,432	43,032
Canadian Dollar,
Expiring 04/22/13	Citigroup Global Markets	CAD	2,014	2,005,700	1,981,561	(24,139)
Expiring 04/22/13	Deutsche Bank	CAD	2,123	2,085,500	2,089,235	3,735
Expiring 04/22/13	Hong Kong & Shanghai Bank	CAD	4,241	4,150,500	4,172,742	22,242
Expiring 04/22/13	JP Morgan Securities	CAD	4,263	4,152,000	4,194,052	42,052
Expiring 04/22/13	Morgan Stanley & Co., Inc.	CAD	7,759	7,858,452	7,634,801	(223,651)
Expiring 04/22/13	Morgan Stanley & Co., Inc.	CAD	2,014	2,015,100	1,981,283	(33,817)
Expiring 04/22/13	UBS Securities	CAD	2,128	2,074,400	2,093,487	19,087
Expiring 04/22/13	UBS Warburg LLC	CAD	4,252	4,132,000	4,183,981	51,981
Expiring 04/22/13	UBS Warburg LLC	CAD	2,984	2,920,000	2,936,352	16,352
Chilean Peso,
Expiring 06/11/13	Citigroup Global Markets	CLP	4,834,874	10,056,104	10,148,812	92,708
Chinese Yuan Renminbi,
Expiring 04/12/13	Citigroup Global Markets	CNY	22,836	3,634,710	3,672,131	37,421
Expiring 04/12/13	Citigroup Global Markets	CNY	18,197	2,896,400	2,926,220	29,820
Expiring 06/21/13	Citigroup Global Markets	CNY	12,144	1,933,751	1,945,203	11,452
Expiring 10/29/13	Citigroup Global Markets	CNY	8,632	1,365,000	1,373,915	8,915
Expiring 10/29/13	UBS Warburg LLC	CNY	17,524	2,761,900	2,789,170	27,270
Colombian Peso,
Expiring 04/08/13	Citigroup Global Markets	COP	3,429,250	1,931,700	1,877,158	(54,542)
Expiring 04/08/13	Citigroup Global Markets	COP	2,387,481	1,345,818	1,306,897	(38,921)
Czech Koruna,
Expiring 04/24/13	Deutsche Bank	CZK	38,072	2,028,700	1,893,707	(134,993)
Expiring 04/24/13	UBS Warburg LLC	CZK	80,528	4,142,700	4,005,498	(137,202)
Euro,
Expiring 04/02/13	Goldman Sachs & Company	EUR	1,365	1,742,589	1,749,254	6,665
Expiring 04/25/13	Citigroup Global Markets	EUR	1,010	1,313,200	1,295,405	(17,795)
Expiring 04/25/13	Citigroup Global Markets	EUR	638	862,932	818,248	(44,684)
Expiring 04/25/13	Goldman Sachs & Company	EUR	3,159	4,142,700	4,049,912	(92,788)
Expiring 04/25/13	Goldman Sachs & Company	EUR	2,393	3,199,200	3,068,410	(130,790)
Expiring 04/25/13	Goldman Sachs & Company	EUR	1,612	2,087,500	2,066,353	(21,147)
Expiring 04/25/13	Goldman Sachs & Company	EUR	1,053	1,402,559	1,350,521	(52,038)
Expiring 04/25/13	UBS Warburg LLC	EUR	3,093	4,111,400	3,965,761	(145,639)
Expiring 04/25/13	UBS Warburg LLC	EUR	3,038	4,082,300	3,895,181	(187,119)
Expiring 04/25/13	UBS Warburg LLC	EUR	2,708	3,618,400	3,471,256	(147,144)
Hungarian Forint,
Expiring 04/24/13	Citigroup Global Markets	HUF	437,799	2,028,700	1,838,432	(190,268)
Indian Rupee,
Expiring 04/15/13	UBS Warburg LLC	INR	173,965	3,209,100	3,190,630	(18,470)
Expiring 04/15/13	UBS Warburg LLC	INR	152,241	2,801,900	2,792,197	(9,703)
Japanese Yen,
Expiring 04/25/13	Goldman Sachs & Company	JPY	21,052	237,805	223,673	(14,132)
Mexican Peso,
Expiring 04/22/13	Citigroup Global Markets	MXN	52,697	4,138,000	4,257,544	119,544
Expiring 04/22/13	Citigroup Global Markets	MXN	52,245	4,132,000	4,220,994	88,994
Expiring 04/22/13	Citigroup Global Markets	MXN	25,888	2,083,800	2,091,596	7,796
Expiring 04/22/13	Citigroup Global Markets	MXN	2,857	224,414	230,829	6,415
Expiring 04/22/13	HSBC Securities, Inc.	MXN	36,478	2,862,400	2,947,200	84,800

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Mexican Peso (cont’d.),
Expiring 04/22/13	Morgan Stanley & Co., Inc.	MXN	25,864	$2,074,400	$2,089,590	$15,190
Expiring 04/22/13	UBS Warburg LLC	MXN	111,194	8,759,319	8,983,665	224,346
New Zealand Dollar,
Expiring 04/23/13	Citigroup Global Markets	NZD	2,895	2,413,600	2,418,792	5,192
Expiring 04/23/13	Citigroup Global Markets	NZD	2,508	2,066,000	2,094,994	28,994
Expiring 04/23/13	Deutsche Bank	NZD	2,495	2,085,500	2,084,575	(925)
Expiring 04/23/13	Goldman Sachs & Company	NZD	11,335	9,407,476	9,469,971	62,495
Expiring 04/23/13	Hong Kong & Shanghai Bank	NZD	5,014	4,168,100	4,188,562	20,462
Expiring 04/23/13	Hong Kong & Shanghai Bank	NZD	4,993	4,142,800	4,171,658	28,858
Expiring 04/23/13	Morgan Stanley & Co., Inc.	NZD	2,497	2,083,900	2,086,025	2,125
Norwegian Krone,
Expiring 04/24/13	Citigroup Global Markets	NOK	12,160	2,200,000	2,079,896	(120,104)
Expiring 04/24/13	Deutsche Bank	NOK	35,202	6,051,300	6,021,314	(29,986)
Expiring 04/24/13	Goldman Sachs & Company	NOK	72,677	12,983,837	12,431,213	(552,624)
Expiring 04/24/13	Goldman Sachs & Company	NOK	23,618	4,141,800	4,039,796	(102,004)
Expiring 04/24/13	Goldman Sachs & Company	NOK	23,515	4,142,700	4,022,254	(120,446)
Expiring 04/24/13	Goldman Sachs & Company	NOK	12,157	2,085,500	2,079,373	(6,127)
Expiring 04/24/13	Morgan Stanley & Co., Inc.	NOK	23,731	4,139,200	4,059,207	(79,993)
Peruvian Nuevo Sol,
Expiring 04/10/13	Citigroup Global Markets	PEN	10,669	4,165,595	4,118,004	(47,591)
Expiring 04/10/13	Citigroup Global Markets	PEN	10,264	4,020,400	3,961,743	(58,657)
Expiring 04/10/13	Citigroup Global Markets	PEN	8,875	3,481,900	3,425,724	(56,176)
Expiring 04/10/13	Citigroup Global Markets	PEN	6,381	2,476,600	2,462,835	(13,765)
Philippine Peso,
Expiring 04/18/13	UBS Warburg LLC	PHP	282,963	6,957,795	6,936,731	(21,064)
Polish Zloty,
Expiring 04/24/13	Barclays Bank International	PLN	6,385	2,045,200	1,956,662	(88,538)
Expiring 04/24/13	Citigroup Global Markets	PLN	8,057	2,500,600	2,468,996	(31,604)
Expiring 04/24/13	Credit Suisse	PLN	6,037	1,925,300	1,849,759	(75,541)
Expiring 04/24/13	Goldman Sachs & Company	PLN	6,628	2,071,400	2,030,846	(40,554)
Expiring 04/24/13	JP Morgan Securities	PLN	8,792	2,815,700	2,694,208	(121,492)
Romanian New Leu,
Expiring 04/24/13	Citigroup Global Markets	RON	8,392	2,490,300	2,428,298	(62,002)
Expiring 04/24/13	Goldman Sachs & Company	RON	9,160	2,761,753	2,650,546	(111,207)
Expiring 04/24/13	Goldman Sachs & Company	RON	7,127	2,156,000	2,062,198	(93,802)
Expiring 04/24/13	JP Morgan Securities	RON	10,476	3,199,200	3,031,276	(167,924)
Expiring 04/24/13	JP Morgan Securities	RON	9,160	2,747,922	2,650,546	(97,376)
Russian Ruble,
Expiring 04/17/13	Citigroup Global Markets	RUB	61,271	2,010,200	1,964,338	(45,862)
Expiring 06/13/13	Citigroup Global Markets	RUB	180,743	5,778,030	5,739,987	(38,043)
Singapore Dollar,
Expiring 04/23/13	Citigroup Global Markets	SGD	3,938	3,209,300	3,174,824	(34,476)
Expiring 04/23/13	Deutsche Bank	SGD	3,468	2,808,000	2,795,891	(12,109)
Expiring 04/23/13	Goldman Sachs & Company	SGD	7,762	6,256,500	6,257,899	1,399
Expiring 04/23/13	Goldman Sachs & Company	SGD	7,561	6,122,600	6,096,498	(26,102)
Expiring 04/23/13	Hong Kong & Shanghai Bank	SGD	5,084	4,107,100	4,099,299	(7,801)
Expiring 04/23/13	UBS Warburg LLC	SGD	9,631	7,846,299	7,765,042	(81,257)
South Korean Won,
Expiring 04/15/13	UBS Warburg LLC	KRW	5,002,155	4,681,824	4,492,080	(189,744)
Expiring 04/15/13	UBS Warburg LLC	KRW	603,597	555,543	542,048	(13,495)
Swedish Krona,
Expiring 04/24/13	Citigroup Global Markets	SEK	14,108	2,200,000	2,163,766	(36,234)
Expiring 04/24/13	Citigroup Global Markets	SEK	12,806	2,028,700	1,964,078	(64,622)
Expiring 04/24/13	Deutsche Bank	SEK	17,047	2,641,700	2,614,515	(27,185)
Expiring 04/24/13	Deutsche Bank	SEK	12,917	2,005,900	1,981,083	(24,817)
Expiring 04/24/13	Goldman Sachs & Company	SEK	51,686	7,919,117	7,927,338	8,221
Expiring 04/24/13	Goldman Sachs & Company	SEK	12,851	2,041,800	1,971,014	(70,786)
Expiring 04/24/13	UBS Warburg LLC	SEK	13,157	2,071,300	2,017,979	(53,321)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Taiwan Dollar,
Expiring 11/13/13	Citigroup Global Markets	TWD	39,023	$1,366,100	$1,310,989	$(55,111)
Expiring 11/13/13	UBS Warburg LLC	TWD	77,982	2,730,000	2,619,868	(110,132)
Thai Baht,
Expiring 05/28/13	Barclays Bank International	THB	61,243	2,083,800	2,083,637	(163)
Expiring 05/28/13	Citigroup Global Markets	THB	60,970	2,087,100	2,074,369	(12,731)
Expiring 05/28/13	Hong Kong & Shanghai Bank	THB	61,622	2,063,800	2,096,528	32,728
Expiring 05/28/13	Morgan Stanley & Co., Inc.	THB	122,938	4,150,500	4,182,655	32,155
Expiring 05/28/13	UBS Warburg LLC	THB	185,158	6,177,899	6,299,537	121,638
Expiring 05/28/13	UBS Warburg LLC	THB	123,660	4,142,700	4,207,226	64,526
Turkish Lira,
Expiring 04/30/13	Citigroup Global Markets	TRY	4,491	2,476,600	2,472,614	(3,986)
Expiring 04/30/13	Goldman Sachs & Company	TRY	17,510	9,772,008	9,641,412	(130,596)
Expiring 04/30/13	Goldman Sachs & Company	TRY	3,746	2,066,000	2,062,382	(3,618)
Expiring 04/30/13	JP Morgan Securities	TRY	3,735	2,063,800	2,056,761	(7,039)

				$368,756,249	$365,426,318	$(3,329,931)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) (1)
Australian Dollar,
Expiring 04/23/13	Citigroup Global Markets	AUD	4,006	$4,111,400	$4,164,029	$(52,629)
Expiring 04/23/13	Goldman Sachs & Company	AUD	4,059	4,138,000	4,218,714	(80,714)
Expiring 04/23/13	Goldman Sachs & Company	AUD	3,476	3,618,400	3,612,587	5,813
Expiring 04/23/13	Goldman Sachs & Company	AUD	2,029	2,062,700	2,108,547	(45,847)
Expiring 04/23/13	Hong Kong & Shanghai Bank	AUD	2,030	2,063,800	2,110,006	(46,206)
British Pound,
Expiring 04/25/13	Barclays Bank International	GBP	268	409,000	406,623	2,377
Expiring 04/25/13	Goldman Sachs & Company	GBP	4,766	7,548,475	7,240,761	307,714
Expiring 04/25/13	Hong Kong & Shanghai Bank	GBP	2,695	4,105,936	4,093,861	12,075
Canadian Dollar,
Expiring 04/22/13	Citigroup Global Markets	CAD	4,116	4,080,200	4,050,096	30,104
Expiring 04/22/13	Citigroup Global Markets	CAD	2,889	2,862,400	2,842,154	20,246
Expiring 04/22/13	Goldman Sachs & Company	CAD	1,627	1,609,000	1,600,832	8,168
Expiring 04/22/13	Goldman Sachs & Company	CAD	416	409,000	409,714	(714)
Expiring 04/22/13	JP Morgan Securities	CAD	2,907	2,865,300	2,860,458	4,842
Colombian Peso,
Expiring 04/08/13	Citigroup Global Markets	COP	5,857,544	3,256,000	3,206,396	49,604
Czech Koruna,
Expiring 04/24/13	Barclays Bank International	CZK	81,333	4,132,000	4,045,506	86,494
Expiring 04/24/13	Morgan Stanley & Co., Inc.	CZK	39,638	2,048,100	1,971,613	76,487
Euro,
Expiring 04/25/13	Citigroup Global Markets	EUR	7,607	10,190,000	9,752,377	437,623
Expiring 04/25/13	Citigroup Global Markets	EUR	2,186	2,857,331	2,802,608	54,723
Expiring 04/25/13	Citigroup Global Markets	EUR	2,169	2,905,274	2,780,611	124,663
Expiring 04/25/13	Citigroup Global Markets	EUR	2,135	2,772,208	2,736,706	35,502
Expiring 04/25/13	Citigroup Global Markets	EUR	1,825	2,443,201	2,339,289	103,912
Expiring 04/25/13	Citigroup Global Markets	EUR	1,777	2,391,913	2,278,806	113,107
Expiring 04/25/13	Citigroup Global Markets	EUR	887	1,194,208	1,137,243	56,965
Expiring 04/25/13	Deutsche Bank	EUR	510	681,280	653,689	27,591
Expiring 04/25/13	Goldman Sachs & Company	EUR	2,859	3,714,000	3,664,809	49,191
Expiring 04/25/13	Goldman Sachs & Company	EUR	1,365	1,742,876	1,749,534	(6,658)
Expiring 04/25/13	Goldman Sachs & Company	EUR	1,298	1,668,600	1,663,728	4,872
Expiring 04/25/13	Hong Kong & Shanghai Bank	EUR	3,739	4,928,500	4,793,083	135,417
Expiring 04/25/13	HSBC Securities, Inc.	EUR	2,138	2,857,050	2,740,430	116,620
Expiring 04/25/13	UBS Warburg LLC	EUR	4,863	6,256,500	6,235,201	21,299
Expiring 05/16/13	Citigroup Global Markets	EUR	2,176	2,830,483	2,789,708	40,775
Expiring 05/16/13	Citigroup Global Markets	EUR	1,050	1,367,625	1,346,371	21,254

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) (1)
Hungarian Forint,
Expiring 04/24/13	Citigroup Global Markets	HUF	459,288	$2,048,100	$1,928,667	$119,433
Indian Rupee,
Expiring 03/04/14	UBS Warburg LLC	INR	193,545	3,301,400	3,349,287	(47,887)
Expiring 03/04/14	UBS Warburg LLC	INR	143,878	2,476,600	2,489,808	(13,208)
Mexican Peso,
Expiring 04/22/13	Hong Kong & Shanghai Bank	MXN	27,050	2,090,700	2,185,420	(94,720)
Expiring 04/22/13	Hong Kong & Shanghai Bank	MXN	21,289	1,651,000	1,719,993	(68,993)
New Zealand Dollar,
Expiring 04/03/13	Citigroup Global Markets	NZD	65	54,484	54,441	43
Expiring 04/23/13	Citigroup Global Markets	NZD	4,517	3,712,800	3,773,618	(60,818)
Expiring 04/23/13	Goldman Sachs & Company	NZD	5,058	4,138,000	4,225,962	(87,962)
Expiring 04/23/13	Goldman Sachs & Company	NZD	2,635	2,163,800	2,201,754	(37,954)
Expiring 04/23/13	HSBC Securities, Inc.	NZD	7,135	5,812,900	5,960,804	(147,904)
Expiring 04/23/13	JP Morgan Securities	NZD	164	136,198	136,843	(645)
Norwegian Krone,
Expiring 04/24/13	Citigroup Global Markets	NOK	15,877	2,855,300	2,715,811	139,489
Expiring 04/24/13	Morgan Stanley & Co., Inc.	NOK	45,422	7,840,800	7,769,362	71,438
Expiring 04/24/13	Morgan Stanley & Co., Inc.	NOK	34,242	5,844,900	5,857,090	(12,190)
Expiring 04/24/13	Morgan Stanley & Co., Inc.	NOK	23,319	4,096,300	3,988,740	107,560
Expiring 04/24/13	UBS Warburg LLC	NOK	36,317	6,228,100	6,211,981	16,119
Peruvian Nuevo Sol,
Expiring 04/10/13	Citigroup Global Markets	PEN	4,074	1,599,600	1,572,434	27,166
Philippine Peso,
Expiring 04/18/13	UBS Warburg LLC	PHP	119,693	2,919,700	2,934,230	(14,530)
Polish Zloty,
Expiring 04/24/13	Citigroup Global Markets	PLN	8,945	2,857,600	2,741,102	116,498
Romanian New Leu,
Expiring 04/24/13	Goldman Sachs & Company	RON	9,160	2,763,542	2,650,546	112,996
Singapore Dollar,
Expiring 04/23/13	Deutsche Bank	SGD	4,472	3,610,600	3,605,923	4,677
Expiring 04/23/13	Goldman Sachs & Company	SGD	7,230	5,784,800	5,829,036	(44,236)
Expiring 04/23/13	Goldman Sachs & Company	SGD	5,192	4,152,000	4,186,515	(34,515)
Expiring 04/23/13	HSBC Securities, Inc.	SGD	3,974	3,218,000	3,203,925	14,075
Expiring 04/23/13	JP Morgan Securities	SGD	150	121,600	121,096	504
Expiring 04/24/13	Goldman Sachs & Company	SGD	8,556	6,897,600	6,898,618	(1,018)
South Korean Won,
Expiring 04/15/13	Goldman Sachs & Company	KRW	3,442,777	3,209,300	3,091,713	117,587
Expiring 04/15/13	UBS Warburg LLC	KRW	2,162,975	2,010,200	1,942,414	67,786
Swedish Krona,
Expiring 04/24/13	Barclays Bank International	SEK	26,217	4,076,000	4,020,982	55,018
Taiwan Dollar,
Expiring 11/13/13	UBS Warburg LLC	TWD	117,005	4,029,101	3,930,857	98,244
Thai Baht,
Expiring 05/28/13	UBS Warburg LLC	THB	122,626	4,167,700	4,172,054	(4,354)
Turkish Lira,
Expiring 04/30/13	Goldman Sachs & Company	TRY	3,714	2,053,500	2,045,218	8,282
Expiring 04/30/13	Goldman Sachs & Company	TRY	2,937	1,636,200	1,617,343	18,857

				$209,679,185	$207,539,677	$2,139,508

(1)	The amount represents fair value of derivative instruments subject to foreign exchange rate contracts risk exposure as of March 31, 2013.

Interest rate swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
31,465	12/14/14	0.351%	3 month LIBOR(1)	$6,188	$—	$6,188	Citibank N.A.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest rate swap agreements outstanding at March 31, 2013 (continued):

	Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
	35,340	01/25/16	0.502%	3 month LIBOR(2)	$(11,457)	$—	$(11,457)	Citibank N.A.
	29,470	01/25/16	0.695%	6 Month	132,259	—	132,259	Citibank N.A.
				EURIBOR(1)
	104,650	08/31/17	0.872%	3 month LIBOR(2)	(151,864)	—	(151,864)	Deutshe Bank AG
	2,140	10/02/19	1.291%	3 month LIBOR(1)	(133)	—	(133)	Barclays Bank PLC
	86,010	11/15/19	1.334%	3 month LIBOR(2)	83,566	—	83,566	Citibank N.A.
	67,445	11/15/19	1.499%	3 month LIBOR(1)	648,652	—	648,652	Citibank N.A.
	38,520	11/15/19	1.443%	3 month LIBOR(1)	231,752	—	231,752	Morgan Stanley Capital Services
	38,520	02/15/20	1.505%	3 month LIBOR(2)	(120,703)	—	(120,703)	Morgan Stanley Capital Services
	5,160	01/13/22	1.676%	3 month LIBOR(1)	(37,294)	—	(37,294)	Citibank N.A.
	5,160	01/13/22	1.660%	3 month LIBOR(2)	44,280	—	44,280	Citibank N.A.
	4,250	12/13/27	2.200%	3 month LIBOR(1)	(149,173)	—	(149,173)	Barclays Bank PLC
	46,350	08/15/39	3.011%	3 month LIBOR(2)	(361,357)	—	(361,357)	Barclays Bank PLC
	46,350	08/15/39	2.949%	3 month LIBOR(1)	(179,813)	—	(179,813)	Barclays Bank PLC
AUD	2,090	12/19/32	4.423%	6 Month BBSW(1)	1,143	—	1,143	Barclays Bank PLC
AUD	590	12/20/32	4.420%	6 Month BBSW(1)	57	—	57	Citibank N.A.
BRL	12,519	01/01/17	0.000%	1 day BROIS(1)	52,739	—	52,739	Barclays Bank PLC
BRL	9,386	01/01/17	0.000%	1 day BROIS(1)	(124,300)	—	(124,300)	Citibank N.A.
EUR	28,605	12/14/14	0.349%	6 Month EURIBOR(2)	81,228	—	81,228	Citibank N.A.
EUR	3,330	12/13/27	2.065%	6 Month EURIBOR(2)	(6,795)	—	(6,795)	Barclays Bank PLC
MXN	75,000	12/02/15	5.080%	28 day Mexican interbank rate(1)	75,146	—	75,146	Morgan Stanley Capital Services
MXN	64,200	05/25/22	6.370%	28 day Mexican interbank rate(1)	362,928	—	362,928	Morgan Stanley Capital Services
NZD	3,000	10/25/16	4.000%	3 month NZDBBR(1)	104,090	—	104,090	Citibank N.A.
NZD	3,000	11/11/16	3.760%	3 month NZDBBR(1)	79,964	—	79,964	Citibank N.A.
NZD	3,300	03/26/17	3.810%	3 month NZDBBR(1)	63,053	—	63,053	HSBC Bank USA N.A.
NZD	1,970	09/25/22	3.790%	3 month NZDBBR(1)	(16,243)	—	(16,243)	Citibank N.A.

					$807,913	$—	$807,913

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at March 31, 2013:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on credit indices - Buy Protection(2):
CDX.NA.IG.19	12/20/17	1.000%	150,000	(1,306,446)	(1,120,009)	(186,437)	Citibank N.A.
CDX.NA.IG.19	12/20/17	1.000%	130,000	(1,132,253)	(716,344)	(415,909)	Morgan Stanley Capital Services
CDX.NA.IG.19	12/20/17	1.000%	117,000	(1,019,028)	(1,160,658)	141,630	Citibank N.A.
CDX.NA.IG.19	12/20/17	1.000%	111,000	(966,770)	(514,917)	(451,853)	Citibank N.A.
CDX.NA.IG.19	12/20/17	1.000%	78,000	(679,352)	(444,697)	(234,655)	Deutshe Bank AG
CDX.NA.IG.19	12/20/17	1.000%	72,000	(627,094)	(355,203)	(271,891)	Deutshe Bank AG

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Credit default swap agreements outstanding at March 31, 2013 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on credit indices - Buy Protection(2) (cont’d.)
CDX.NA.IG.19	12/20/17	1.000%	40,500	(352,740)	(197,416)	(155,324)	Citibank N.A.

				(6,083,683)	$(4,509,244)	$(1,574,439)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(1):
CDX.NA.HY.17	12/20/16	5.000%	42,720	$2,522,071	$1,845,267	$676,804	Deutshe Bank AG
CDX.NA.HY.17	12/20/16	5.000%	30,000	1,771,118	1,370,833	400,285	Deutshe Bank AG
CDX.NA.HY.17	12/20/16	5.000%	26,880	1,586,921	1,177,867	409,054	Deutshe Bank AG
CDX.NA.HY.17	12/20/16	5.000%	15,600	920,981	654,333	266,648	Credit Suisse International

				$6,801,091	$5,048,300	$1,752,791

The Portfolio entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of March 31, 2013.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at March 31, 2013:

Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (1)
Over-the-counter swap agreements:
4,465	3 month LIBOR	EUR	3,450	3 Month EURIBOR minus 28.25 bps	Barclays Bank PLC	10/17/14	$44,383	$—	$44,383
1,234	3 month LIBOR	EUR	950	3 Month EURIBOR minus 30.5 bps	Barclays Bank PLC	12/04/14	16,183	—	16,183
35,059	3 month LIBOR	EUR	26,430	3 Month EURIBOR minus 26.25 bps	Barclays Bank PLC	01/25/15	1,170,328	—	1,170,328

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation) (1)
Over-the-counter swap agreements (cont’d.)
2,543	3 month LIBOR	EUR	1,950	3 Month EURIBOR minus 31.7 bps	Barclays Bank PLC	12/14/15	$44,944	$—	$44,944
14,515	3 month LIBOR	EUR	11,000	3 Month EURIBOR minus 28.25 bps	Barclays Bank PLC	01/04/16	419,863	—	419,863
29,284	3 month LIBOR	EUR	22,010	3 Month EURIBOR minus 26 bps	Citibank N.A.	01/25/15	1,063,755	—	1,063,755
1,284	3 month LIBOR	JPY	100,000	4.50%	Citibank N.A.	06/08/15	165,252	(73,634)	238,886
256	3 month LIBOR	JPY	20,000	4.50%	Citibank N.A.	06/08/15	41,080	(10,063)	51,143
1,562	3 month LIBOR	EUR	1,210	3 Month EURIBOR minus 30 bps	Citibank N.A.	09/26/15	12,784	—	12,784
2,527	3 month LIBOR	EUR	1,920	3 Month EURIBOR minus 30 bps	Citibank N.A.	12/18/15	65,706	—	65,706
706	3 month LIBOR	JPY	55,000	3.45%	Citibank N.A.	03/24/17	155,525	—	155,525
2,658	3 month LIBOR	EUR	2,180	4.25%	Citibank N.A.	07/14/17	(335,489)	(227,068)	(108,421)
269	3 month LIBOR	EUR	220	4.25%	Citibank N.A.	07/14/17	(43,056)	(25,141)	(17,915)
1,928	3 month LIBOR	EUR	1,500	3 Month EURIBOR minus 29.5 bps	Credit Suisse International	10/02/14	6,445	—	6,445
9,884	3 month LIBOR	EUR	7,500	3 Month EURIBOR minus 30.5 bps	Credit Suisse International	12/20/15	271,986	—	271,986
5,742	3 month LIBOR	EUR	4,405	3 Month EURIBOR minus 28.75 bps	HSBC Bank USA N.A.	10/18/14	98,251	—	98,251
7,678	3 month LIBOR	EUR	5,760	3 Month EURIBOR minus 25.75 bps	HSBC Bank USA N.A.	01/17/15	293,220	—	293,220
14,199	3 month LIBOR	EUR	10,700	3 Month EURIBOR minus 26 bps	HSBC Bank USA N.A.	01/25/15	479,663	—	479,663
1,333	3 month LIBOR	EUR	1,000	3 Month EURIBOR minus 25.75 bps	HSBC Bank USA N.A.	01/25/15	50,167	—	50,167
2,072	3 month LIBOR	EUR	1,600	3 Month EURIBOR minus 30.25 bps	HSBC Bank USA N.A.	09/27/15	22,060	4,501	17,559
3,268	3 month LIBOR	EUR	2,500	3 Month EURIBOR minus 30.8 bps	HSBC Bank USA N.A.	12/17/15	66,993	—	66,993
5,398	3 month LIBOR	EUR	4,100	3 Month EURIBOR minus 30.25 bps	HSBC Bank USA N.A.	12/19/15	142,814	—	142,814
2,443	3 month LIBOR	EUR	1,900	3 Month EURIBOR minus 31.75 bps	HSBC Bank USA N.A.	09/28/17	11,282	—	11,282
2,574	3 month LIBOR	EUR	2,000	3 Month EURIBOR minus 28.25 bps	JPMorgan Chase Bank	10/11/14	12,102	—	12,102
8,528	3 month LIBOR	EUR	6,500	3 Month EURIBOR minus 28.375 bps	JPMorgan Chase Bank	10/19/14	199,168	—	199,168

							$4,475,409	$(331,405)	$4,806,814

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$181,659,775	$50,635,800
Residential Mortgage-Backed Securities	—	169,513,187	—
Bank Loans	—	77,644,683	—
Commercial Mortgage-Backed Securities	—	473,159,393	—
Corporate Bonds	—	1,115,121,853	10,091,882
Municipal Bonds	—	58,168,136	—
Non-Corporate Foreign Agencies	—	193,067,183	—
Sovereigns	—	249,754,238	—
U.S. Government Agency Obligations	—	849,840,216	—
U.S. Treasury Obligations	—	611,545,246	—
Options Purchased	—	1,399,270	—
Options Written	—	(235,532)	—
Affiliated Money Market Mutual Fund	1,206,500,616	—	—
Other Financial Instruments*
Futures Contracts	492,320	—	—
Forward Foreign Currency Exchange Contracts	—	(1,190,423)	—
Interest Rate Swaps	—	807,913	—
Credit Default Swaps	—	178,352	—
Currency Swaps	—	4,806,814	—

Total	$1,206,992,936	$3,985,240,304	$60,727,682

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Non-Residential Mortgage-Backed Securities
Balance as of 12/31/12	$10,131,994	—
Realized gain (loss)	—	3,750
Change in unrealized appreciation (depreciation)**	(40,112)	—
Purchases	—	51,381,000
Sales	—	(748,950)
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 03/31/13	$10,091,882	$50,635,800

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST QMA EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS — 91.3%
Bermuda — 0.2%
Huabao International Holdings Ltd.	1,379,000	$599,017

Brazil — 8.0%
Arteris SA	12,000	134,089
Banco do Brasil SA	198,500	2,689,561
Banco do Estado do Rio Grande do Sul	26,500	226,740
Banco Santander Brasil SA	215,500	1,565,528
CCR SA	284,300	2,903,849
Centrais Eletricas Brasileiras SA	67,200	232,120
Cia de Bebidas das Americas	18,700	769,562
Cia de Saneamento Basico do Estado de Sao Paulo	17,500	833,799
Cosan SA Industria e Comercio	12,200	272,647
Duratex SA	261,700	2,091,528
JBS SA*	590,400	1,983,826
Kroton Educacional SA	171,700	2,198,984
Multiplan Empreendimentos Imobiliarios SA	4,700	135,017
Multiplus SA	143,400	2,071,432
Natura Cosmeticos SA	5,700	137,172
Petroleo Brasileiro SA	642,800	5,337,713
Porto Seguro SA	11,300	157,862
Sul America SA	133,400	1,336,145
Tractebel Energia SA	41,700	714,209
Ultrapar Participacoes SA	32,500	823,939
Vale SA	241,900	4,180,204

		30,795,926

Cayman Islands — 0.7%
Chailease Holding Co. Ltd.	67,000	186,694
China Resources Cement Holdings Ltd.	64,000	36,376
Geely Automobile Holdings Ltd.	460,000	224,370
Greentown China Holdings Ltd.*	1,134,500	2,141,958

		2,589,398

Chile — 1.4%
AES Gener SA	242,357	166,134
Aguas Andinas SA	232,572	187,483
CAP SA	63,643	2,063,302
Cencosud SA	74,118	461,009
Cia Cervecerias Unidas SA	122,135	2,030,498
Vina Concha y Toro SA	324,460	654,253

		5,562,679

China — 17.4%
Agile Property Holdings Ltd.	136,000	162,732
Agricultural Bank of China Ltd. (Class H Stock)	5,942,000	2,859,502
Anhui Conch Cement Co. Ltd. (Class H Stock)	676,500	2,255,511
Bank of China Ltd. (Class H Stock)	11,500,000	5,350,511
Bank of Communications Co. Ltd. (Class H Stock)	3,275,000	2,459,013
BBMG Corp. (Class H Stock)	112,500	92,174
BYD Co. Ltd. (Class H Stock)*	17,500	56,071
China CITIC Bank Corp. Ltd. (Class H Stock)	3,765,000	2,270,069
China Coal Energy Co. Ltd. (Class H Stock)	262,000	234,598
China Communications Construction Co. Ltd. (Class H Stock)	2,610,000	2,437,277
China Construction Bank Corp. (Class H Stock)	7,051,000	5,779,840

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China International Marine Containers Group Co. Ltd. (Class H Stock)*	63,100	$104,262
China Life Insurance Co. Ltd. (Class H Stock)	31,000	80,879
China Merchants Bank Co. Ltd. (Class H Stock)	382,000	811,730
China Minsheng Banking Corp Ltd. (Class H Stock)	1,746,500	2,234,174
China Mobile Ltd.	778,000	8,251,774
China National Building Material Co. Ltd. (Class H Stock)	1,706,000	2,157,252
China Overseas Land & Investment Ltd.	408,000	1,128,398
China Petroleum & Chemical Corp. (Class H Stock)	3,526,000	4,134,960
China Railway Construction Corp. Ltd. (Class H Stock)	683,500	650,402
China Resources Power Holdings Co. Ltd.	194,000	581,112
China Shanshui Cement Group Ltd.	1,897,000	1,094,671
China Shenhua Energy Co. Ltd. (Class H Stock)	113,000	412,297
China Southern Airlines Co. Ltd. (Class H Stock)	2,006,000	1,148,206
China Unicom Hong Kong Ltd.	1,700,000	2,290,970
China Vanke Co. Ltd. (Class B Stock)	873,274	1,706,941
Chongqing Rural Commercial Bank	599,000	321,557
CITIC Securities Co. Ltd.	35,000	75,909
CNOOC Ltd.	642,000	1,234,505
Country Garden Holdings Co.*	4,034,000	2,022,734
CSR Corp. Ltd. (Class H Stock)	1,880,000	1,339,881
Datang International Power Generation Co. Ltd. (Class H Stock)	2,392,000	1,057,672
Dongfeng Motor Group Co. Ltd. (Class H Stock)	268,000	377,779
Evergrande Real Estate Group Ltd.	629,000	254,900
Great Wall Motor Co. Ltd. (Class H Stock)	68,000	231,429
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	183,600	308,993
Huaneng Power International, Inc. (Class H Stock)	320,000	341,591
Industrial & Commercial Bank of China Ltd. (Class H Stock)	6,423,000	4,517,279
Jiangxi Copper Co. Ltd. (Class H Stock)	46,000	102,012
Kingboard Chemical Holdings Ltd.	37,500	107,109
Kunlun Energy Co. Ltd.	210,000	447,408
New China Life Insurance Co. Ltd.	56,800	194,224
PetroChina Co. Ltd. (Class H Stock)	554,000	729,544
Poly (Hong Kong) Investments Ltd.*	196,000	124,520
Shanghai Industrial Holdings Ltd.	18,000	56,741
Shanghai Pharmaceuticals Holding Co. Ltd.	278,300	612,460
Shimao Property Holdings Ltd.	46,500	89,656
Shui On Land Ltd.	269,000	116,037
Sihuan Pharmaceutical Holdings Group Ltd.	185,000	91,692
Sino-Ocean Land Holdings Ltd.	1,129,000	682,966
Tencent Holdings Ltd.	37,300	1,193,026

		67,376,950

Colombia — 0.5%
BanColombia SA	6,209	97,956
Corporacion Financiera Colombiana SA	36,752	709,874
Corporacion Financiera Colombiana SA (spin off)*	988	19,079

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Colombia (cont’d.)
Ecopetrol SA	325,426	$900,247

		1,727,156

Czech Republic — 0.3%
CEZ A/S	16,056	469,909
Komercni Banka A/S	4,254	812,168

		1,282,077

Hong Kong — 0.4%
Bosideng International Holdings Ltd.	744,000	231,604
Fosun International Ltd.	1,258,500	858,037
MMG Ltd.*	1,088,000	401,146
Shougang Fushan Resources Group Ltd.	312,000	139,570
Yuexiu Property Co. Ltd.	258,000	74,654

		1,705,011

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	42,891	74,601
MOL Hungarian Oil and Gas PLC	4,091	287,637

		362,238

India — 5.0%
Axis Bank Ltd., GDR	19,689	476,868
Dr. Reddy’s Laboratories Ltd., ADR	29,800	964,030
GAIL India Ltd., GDR	5,816	207,922
HDFC Bank Ltd., ADR	98,100	3,670,902
ICICI Bank Ltd., ADR	6,700	287,430
Infosys Ltd., ADR	79,100	4,264,281
Larsen & Toubro Ltd., GDR	21,183	531,693
Mahindra & Mahindra Ltd., GDR	50,710	808,317
Ranbaxy Laboratories Ltd., GDR*	15,161	124,169
Reliance Industries Ltd., GDR	128,373	3,656,063
State Bank of India, GDR	18,772	1,564,646
Sterlite Industries India Ltd., ADR	77,100	538,158
Tata Motors Ltd., ADR	41,200	1,005,692
Tata Steel Ltd., GDR	30,724	176,663
Wipro Ltd., ADR	82,700	835,270

		19,112,104

Indonesia — 2.5%
Astra Agro Lestari Tbk PT	388,500	742,326
Bank Negara Indonesia Persero Tbk PT	725,000	377,692
Bank Rakyat Indonesia Persero Tbk PT	3,215,500	2,906,331
Charoen Pokphand Indonesia Tbk PT	3,200,000	1,665,517
Gudang Garam Tbk PT	32,000	161,557
Indo Tambangraya Megah Tbk PT	21,500	78,797
Indocement Tunggal Prakarsa Tbk PT	147,000	353,446
Indofood Sukses Makmur Tbk PT	1,050,500	806,497
Indosat Tbk PT	130,500	87,449
Kalbe Farma Tbk PT	9,832,000	1,255,636
Media Nusantara Citra Tbk PT	436,000	127,112
Semen Indonesia Persero Tbk PT	285,500	521,514
Telekomunikasi Indonesia Tbk PT	655,500	743,966

		9,827,840

Malaysia — 2.9%
Alliance Financial Group Bhd	99,900	141,954
AMMB Holdings Bhd	164,600	347,645
Berjaya Sports Toto Bhd	67,200	90,132
British American Tobacco Malaysia Bhd	78,600	1,586,440
Felda Global Ventures Holdings Bhd	123,200	182,224
Gamuda Bhd	54,400	72,625

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Hong Leong Bank Bhd	155,400	$724,886
Hong Leong Financial Group Bhd	118,200	570,292
Malayan Banking Bhd	179,800	545,816
MMC Corp. Bhd	92,800	76,328
Petronas Chemicals Group Bhd	1,016,100	2,117,961
Public Bank Bhd	104,800	551,668
Tenaga Nasional Bhd	1,090,500	2,536,342
UEM Land Holdings Bhd*	150,700	131,177
UMW Holdings Bhd	322,600	1,396,041

		11,071,531

Mexico — 4.7%
Alfa SAB de CV (Class A Stock)	373,600	912,263
America Movil SAB de CV (Class L Stock)	1,855,700	1,966,661
Coca-Cola Femsa SAB de CV (Class L Stock)	14,200	229,921
Controladora Comercial Mexicana SAB de CV	144,600	531,152
Fomento Economico Mexicano SAB de CV	367,200	4,131,481
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	30,900	182,176
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	20,700	281,252
Grupo Carso SAB de CV (Class A Stock)	258,900	1,443,172
Grupo Financiero Banorte SAB de CV (Class O Stock)	122,200	976,298
Grupo Financiero Santander Mexico SAB de CV	269,400	812,467
Grupo Mexico SAB de CV (Class B Stock)	848,100	3,425,647
Grupo Modelo SAB de CV (Class C Stock)	63,200	572,827
Industrias CH SAB de CV (Class B Stock)*	11,400	99,247
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	734,800	2,564,657

		18,129,221

Peru — 0.5%
Cia de Minas Buenaventura SA, ADR	8,700	225,852
Southern Copper Corp.	45,400	1,705,678

		1,931,530

Philippines — 1.3%
Aboitiz Power Corp.	60,700	55,033
Alliance Global Group, Inc.	2,544,500	1,319,250
Ayala Land, Inc.	181,800	145,973
Bank of the Philippine Islands	423,440	1,141,348
Globe Telecom, Inc.	17,860	525,165
Jollibee Foods Corp.	27,330	84,381
San Miguel Corp.	26,370	74,348
SM Investments Corp.	61,315	1,678,211

		5,023,709

Poland — 1.6%
Asseco Poland SA	37,625	485,186
KGHM Polska Miedz SA	15,661	758,767
PGE SA	432,692	2,223,907
Polski Koncern Naftowy Orlen SA*	31,203	492,427
Powszechny Zaklad Ubezpieczen SA	3,688	457,461
Synthos SA	324,201	627,100
Tauron Polska Energia SA	938,998	1,233,930

		6,278,778

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Russia — 6.0%
Gazprom OAO	1,455,350	$6,214,345
IDGC Holding JSC*	1,896,000	103,688
Lukoil OAO	80,330	5,153,989
Magnit OJSC, GDR	8,641	390,141
MegaFon OAO, GDR*	8,585	266,135
MMC Norilsk Nickel OJSC	15,764	2,635,741
Rosneft OAO	361,210	2,753,359
Rostelecom OJSC	147,290	581,337
Sberbank of Russia	126,230	1,618,269
Sistema JSFC, GDR	3,949	72,504
Tatneft OAO	427,830	2,817,218
TMK OAO, GDR	44,367	529,742

		23,136,468

South Africa — 7.2%
ABSA Group Ltd.	89,186	1,503,358
African Rainbow Minerals Ltd.	62,176	1,280,128
Aspen Pharmacare Holdings Ltd.*	28,948	601,261
Bidvest Group Ltd.	19,305	508,821
Discovery Holdings Ltd.	76,395	650,022
FirstRand Ltd.	849,410	2,974,455
Gold Fields Ltd.	49,190	376,068
Growthpoint Properties Ltd.	166,638	488,390
Harmony Gold Mining Co. Ltd.	110,484	710,222
Liberty Holdings Ltd.	154,080	2,010,766
Life Healthcare Group Holdings Ltd.	91,412	343,964
MMI Holdings Ltd.	280,715	709,168
MTN Group Ltd.	49,827	875,019
Naspers Ltd. (Class N Stock)	8,330	518,943
Nedbank Group Ltd.	19,996	414,324
PPC Ltd.	49,661	173,092
Remgro Ltd.	93,631	1,864,922
RMB Holdings Ltd.	482,864	2,184,501
Sanlam Ltd.	219,696	1,127,234
Sasol Ltd.	95,765	4,242,267
Spar Group Ltd. (The)	11,075	136,906
Steinhoff International Holdings Ltd.*	72,395	196,905
Tiger Brands Ltd.	27,777	888,110
Vodacom Group Ltd.	122,877	1,468,596
Woolworths Holdings Ltd.	211,672	1,625,183

		27,872,625

South Korea — 13.5%
BS Financial Group, Inc.	7,660	104,543
CJ CheilJedang Corp.	261	80,379
Coway Co. Ltd.*	5,240	232,659
Daelim Industrial Co. Ltd.	928	76,733
Dongbu Insurance Co. Ltd.	2,840	121,429
Doosan Corp.	10,934	1,263,676
E-Mart Co. Ltd.	7,982	1,578,470
Hanwha Corp.	2,970	90,318
Hyundai Department Store Co. Ltd.	14,614	2,149,395
Hyundai Marine & Fire Insurance Co. Ltd.	7,070	203,100
Hyundai Mobis	13,512	3,793,157
Hyundai Motor Co.	27,121	5,482,372
Hyundai Steel Co.	15,799	1,159,151
Hyundai Wia Corp.	1,032	153,941
Industrial Bank of Korea	5,390	62,096
Kangwon Land, Inc.	6,510	180,460
Kia Motors Corp.	8,813	447,154
KT Corp.	61,800	1,953,983

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
KT&G Corp.	25,790	$1,750,085
Kumho Petrochemical Co Ltd.	461	44,297
LG Electronics, Inc.	35,466	2,610,358
LG Uplus Corp.*	118,820	858,521
Lotte Shopping Co. Ltd.	4,332	1,536,766
NHN Corp.	6,351	1,535,363
OCI Co. Ltd.	517	74,688
POSCO	6,458	1,900,407
Samsung C&T Corp.	3,878	240,045
Samsung Electronics Co. Ltd.	13,226	18,027,440
SK Holdings Co. Ltd.	2,546	387,852
SK Hynix, Inc.*	50,330	1,332,530
SK Innovation Co. Ltd.	3,205	471,922
SK Telecom Co. Ltd.	12,460	2,024,880
Woori Finance Holdings Co. Ltd.	5,190	58,671

		51,986,841

Taiwan — 10.4%
Asustek Computer, Inc.	229,000	2,736,305
Catcher Technology Co. Ltd.	238,000	1,073,851
Cathay Financial Holding Co. Ltd.	693,000	956,060
Chicony Electronics Co. Ltd.	266,000	707,410
China Petrochemical Development Corp.	54,000	29,544
Delta Electronics, Inc.	640,000	2,684,384
Far Eastern Department Stores Co. Ltd.	96,000	85,792
Farglory Land Development Co. Ltd.	41,000	75,523
First Financial Holding Co. Ltd.	1,212,000	759,539
Fubon Financial Holding Co. Ltd.	1,892,000	2,715,314
Hermes Microvision, Inc.	84,000	2,035,873
Highwealth Construction Corp.	36,000	75,252
Hon Hai Precision Industry Co. Ltd.	832,000	2,315,470
Innolux Corp.*	645,000	399,597
Inventec Co. Ltd.	232,000	87,679
Kinsus Interconnect Technology Corp.	24,000	74,467
Largan Precision Co. Ltd.	26,000	681,301
Lite-On Technology Corp.	948,000	1,542,061
Mega Financial Holding Co. Ltd.	3,084,000	2,504,040
Merida Industry Co. Ltd.	348,000	2,101,386
Pegatron Corp.*	157,000	242,179
President Chain Store Corp.	339,000	1,862,117
Realtek Semiconductor Corp.	45,000	103,284
Ruentex Development Co. Ltd.	36,000	73,702
Shin Kong Financial Holding Co. Ltd.*	585,000	184,065
SinoPac Financial Holdings Co. Ltd.	4,557,000	2,175,419
Taishin Financial Holding Co. Ltd.	3,506,000	1,465,905
Taiwan Semiconductor Manufacturing Co. Ltd.	1,987,000	6,654,972
TPK Holding Co. Ltd.	117,000	2,342,360
Uni-President Enterprises Corp.	416,000	790,501
Wistron Corp.	721,000	791,260

		40,326,612

Thailand — 3.6%
Airports of Thailand PCL	250,600	1,048,267
Bangkok Bank PCL	91,300	694,742
Bangkok Dusit Medical Services PCL (Class F Stock)	30,200	168,609
Bank of Ayudhya PCL	1,439,400	1,701,200
BEC World PCL	952,800	2,082,267
Central Pattana PCL	218,700	709,459
Charoen Pokphand Foods PCL	204,100	229,991

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
CP ALL PCL	439,400	$686,445
Krung Thai Bank PCL	2,535,600	2,147,273
PTT Global Chemical PCL	953,600	2,263,111
PTT PCL	40,800	451,398
Siam Commercial Bank PCL	79,500	481,859
Siam Makro PCL	73,500	1,320,164

		13,984,785

Turkey — 3.1%
Akbank TAS	117,834	618,705
Enka Insaat ve Sanayi A/S	655,580	2,029,099
KOC Holding A/S	62,881	364,920
TAV Havalimanlari Holding A/S	314,067	2,022,263
Tupras Turkiye Petrol Rafinerileri A/S	4,110	123,802
Turk Hava Yollari*	232,872	952,442
Turk Telekomunikasyon A/S	52,312	231,881
Turkcell Iletisim Hizmet A/S*	251,398	1,688,214
Turkiye Halk Bankasi A/S	99,532	1,064,469
Turkiye Is Bankasi (Class C Stock)	152,739	580,802
Turkiye Vakiflar Bankasi Tao (Class D Stock)	667,595	2,140,082

		11,816,679

TOTAL COMMON STOCKS (cost $354,717,735)		352,499,175

EXCHANGE TRADED FUND — 1.5%
iShares MSCI Emerging Markets Index Fund (cost $5,446,844)	130,000	5,561,400

EXCHANGE TRADED NOTE — 0.7%
iPath MSCI India Index ETN* (cost $2,750,994)	48,000	2,743,680

PREFERRED STOCKS — 6.2%
Brazil — 5.5%
AES Tiete SA, (PRFC)	45,700	443,261
Banco Bradesco SA, (PRFC)	82,610	1,393,629
Bradespar SA, (PRFC)	7,500	97,464
Cia Brasileira de Distribuicao Grupo Pao de Acucar, (PRFC)	3,200	168,365
Cia de Bebidas das Americas, (PRFC)	103,400	4,358,586
Cia Energetica de Minas Gerais, (PRFC)	186,700	2,190,601
Cia Energetica de Sao Paulo, (PRFC B)	40,900	410,265
Itau Unibanco Holding SA, (PRFC)	110,100	1,957,091
Itausa - Investimentos Itau SA, (PRFC)	618,300	3,209,683
Klabin SA, (PRFC)	319,500	2,185,075
Lojas Americanas SA, (PRFC)	86,900	749,557
Oi SA, (PRFC C)*	430,300	21,081
Oi SA, (PRFC)	729,300	2,226,788
Telefonica Brasil SA, (PRFC)	67,400	1,799,779

		21,211,225

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, (PRFC B)	9,035	500,403

Colombia
Grupo Aval Acciones y Valores, (PRFC)	142,308	100,563

	Shares	Value
PREFERRED STOCKS (Continued)
Russia — 0.6%
AK Transneft OAO, (PRFC)	1,040	$2,223,711

TOTAL PREFERRED STOCKS (cost $24,582,563)		24,035,902

TOTAL LONG-TERM INVESTMENTS (cost $387,498,136)		384,840,157

SHORT-TERM INVESTMENTS — 12.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 12.7%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $49,030,330)(w)	49,030,330	49,030,330

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n)
U.S. Treasury Bills (cost $99,981) 0.070%	06/20/13	100	99,986

TOTAL SHORT-TERM INVESTMENTS (cost $49,130,311)			49,130,316

TOTAL INVESTMENTS — 112.4% (cost $436,628,447)			433,970,473
Liabilities in excess of other assets(x) — (12.4)%			(47,790,023)

NET ASSETS — 100.0%			$386,180,450

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
ETN	Exchange Traded Note
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation(1)
Long Position:
35	MSCI Taiwan Index	Apr. 2013	$983,850	$984,550	$700

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

  Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Bermuda	$—	$599,017	$—
Brazil	30,795,926	—	—
Cayman Islands	—	2,589,398	—
Chile	5,562,679	—	—
China	—	67,376,950	—
Colombia	1,727,156	—	—
Czech Republic	1,282,077	—	—
Hong Kong	—	1,705,011	—
Hungary	362,238	—	—
India	19,112,104	—	—
Indonesia	—	9,827,840	—
Malaysia	3,735,640	7,335,891	—
Mexico	18,129,221	—	—
Peru	1,931,530	—	—
Philippines	1,805,927	3,217,782	—
Poland	6,278,778	—	—
Russia	23,136,468	—	—
South Africa	27,872,625	—	—
South Korea	1,982,744	50,004,097	—
Taiwan	—	40,326,612	—
Thailand	11,588,843	2,395,942	—
Turkey	11,816,679	—	—
Exchange Traded Fund	5,561,400	—	—
Exchange Traded Note	2,743,680	—	—
Preferred Stocks:
Brazil	21,190,144	21,081	—
Chile	500,403	—	—
Colombia	100,563	—	—
Russia	2,223,711	—	—
U.S. Treasury Obligations	—	99,986	—
Affiliated Money Market Mutual Fund	49,030,330	—	—
Other Financial Instruments*
Futures	700	—	—

Total	$248,471,566	$185,499,607	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST QMA EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:

Commercial Banks	19.0%
Affiliated Money Market Mutual Fund	12.7
Oil, Gas & Consumable Fuels	11.3
Semiconductors & Semiconductor Equipment	7.3
Metals & Mining	5.9
Wireless Telecommunication Services	4.5
Beverages	3.3
Diversified Financial Services	2.9
Diversified Telecommunication Services	2.8
Real Estate Management & Development	2.8
Industrial Conglomerates	2.6
Automobiles	2.6
Electric Utilities	2.3
Electronic Equipment, Instruments & Components	2.2
Insurance	2.1
Food Products	1.9
Computers & Peripherals	1.9
Food & Staples Retailing	1.9
Construction Materials	1.7
Transportation Infrastructure	1.7
Chemicals	1.6
Multiline Retail	1.6
Exchange Traded Funds	1.4
IT Services	1.3
Auto Components	1.0

Independent Power Producers & Energy Traders	1.0%
Construction & Engineering	1.0
Tobacco	0.9
Household Durables	0.8
Pharmaceuticals	0.8
Exchange Traded Notes	0.7
Internet Software & Services	0.7
Media	0.7
Household Products	0.7
Diversified Consumer Services	0.6
Containers & Packaging	0.6
Leisure Equipment & Products	0.5
Airlines	0.5
Paper & Forest Products	0.5
Commercial Services & Supplies	0.5
Machinery	0.4
Healthcare Providers & Services	0.3
Water Utilities	0.3
Energy Equipment & Services	0.1
Software	0.1
Hotels, Restaurants & Leisure	0.1
Trading Companies & Distributors	0.1
Textiles, Apparel & Luxury Goods	0.1
Gas Utilities	0.1

112.4
Liabilities in excess of other assets	(12.4)

100.0%

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 127.1%
COMMON STOCKS
Aerospace & Defense — 3.3%
Alliant Techsystems, Inc.	26,600	$1,926,638
Esterline Technologies Corp.*	7,600	575,320
Exelis, Inc.	90,300	983,367
General Dynamics Corp.	7,500	528,825
Huntington Ingalls Industries, Inc.	19,100	1,018,603
L-3 Communications Holdings, Inc.	30,100	2,435,692
Lockheed Martin Corp.	16,500	1,592,580
Northrop Grumman Corp.	40,200	2,820,030
Raytheon Co.	16,600	975,914
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	125,700	2,387,043
Triumph Group, Inc.	4,200	329,700

		15,573,712

Air Freight & Logistics — 0.5%
United Parcel Service, Inc. (Class B Stock)	25,400	2,181,860

Airlines — 0.4%
Alaska Air Group, Inc.*	5,300	338,988
Allegiant Travel Co.	8,600	763,508
Spirit Airlines, Inc.*	32,700	829,272

		1,931,768

Auto Components — 0.1%
Visteon Corp.*	6,700	386,590

Automobiles — 0.7%
General Motors Co.*	50,500	1,404,910
Thor Industries, Inc.	45,700	1,681,303

		3,086,213

Beverages — 1.8%
Coca-Cola Co. (The)	52,000	2,102,880
Coca-Cola Enterprises, Inc.	33,100	1,222,052
PepsiCo, Inc.	67,600	5,347,836

		8,672,768

Biotechnology — 3.9%
Alexion Pharmaceuticals, Inc.*	20,000	1,842,800
Alkermes PLC (Ireland)*	8,200	194,422
Amgen, Inc.	46,100	4,725,711
Biogen Idec, Inc.*	21,100	4,070,401
Celgene Corp.*	38,500	4,462,535
Myriad Genetics, Inc.*	39,600	1,005,840
United Therapeutics Corp.*	33,500	2,039,145

		18,340,854

Building Products — 1.2%
Fortune Brands Home & Security, Inc.*	77,800	2,912,054
Lennox International, Inc.	41,300	2,622,137
PGT, Inc.*	7,000	48,090

		5,582,281

Capital Markets — 2.4%
BlackRock, Inc.	10,200	2,620,176
Goldman Sachs Group, Inc. (The)	31,300	4,605,795
Invesco Ltd. (Bermuda)	55,200	1,598,592
LPL Financial Holdings, Inc.	6,100	196,664
Raymond James Financial, Inc.	9,800	451,780
T. Rowe Price Group, Inc.	21,800	1,632,166

		11,105,173

	Shares	Value
COMMON STOCKS (Continued)
Chemicals — 2.7%
Air Products & Chemicals, Inc.	13,300	$1,158,696
CF Industries Holdings, Inc.	12,700	2,417,699
FutureFuel Corp.	12,500	151,875
Koppers Holdings, Inc.	6,800	299,064
LSB Industries, Inc.*	20,800	723,424
LyondellBasell Industries NV (Netherlands) (Class A Stock)	44,600	2,822,734
Monsanto Co.	15,100	1,595,013
RPM International, Inc.	3,800	120,004
Sherwin-Williams Co. (The)	16,700	2,820,463
Valspar Corp. (The)	13,500	840,375

		12,949,347

Commercial Banks — 4.0%
BB&T Corp.	48,300	1,516,137
Boston Private Financial Holdings, Inc.	9,400	92,872
CIT Group, Inc.*	20,800	904,384
East West Bancorp, Inc.	20,500	526,235
Fifth Third Bancorp	163,800	2,671,578
Huntington Bancshares, Inc.	242,100	1,789,119
PrivateBancorp, Inc.	8,900	168,299
Regions Financial Corp.	214,500	1,756,755
U.S. Bancorp	116,000	3,935,880
Wells Fargo & Co.	145,101	5,367,286

		18,728,545

Commercial Services & Supplies — 0.7%
ADT Corp. (The)	7,700	376,838
Avery Dennison Corp.	4,400	189,508
Brink’s Co. (The)	4,700	132,822
Cintas Corp.	12,500	551,625
Deluxe Corp.	13,700	567,180
Mine Safety Appliances Co.	1,200	59,544
Performant Financial Corp.*	3,900	47,892
Rollins, Inc.	17,700	434,535
Steelcase, Inc. (Class A Stock)	28,000	412,440
UniFirst Corp.	4,700	425,350
Viad Corp.	8,000	221,280

		3,419,014

Communications Equipment — 2.8%
Brocade Communications Systems, Inc.*	327,500	1,889,675
Cisco Systems, Inc.	210,600	4,403,646
F5 Networks, Inc.*	11,300	1,006,604
Harris Corp.	9,200	426,328
QUALCOMM, Inc.	82,700	5,536,765

		13,263,018

Computers & Peripherals — 4.4%
Apple, Inc.	28,500	12,614,955
EMC Corp.*	70,900	1,693,801
Hewlett-Packard Co.	202,300	4,822,832
NetApp, Inc.*	49,400	1,687,504

		20,819,092

Construction & Engineering — 0.3%
KBR, Inc.	25,400	814,832
URS Corp.	16,200	768,042

		1,582,874

Consumer Finance — 1.0%
Discover Financial Services	64,800	2,905,632

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance (cont’d.)
Nelnet, Inc. (Class A Stock)	22,100	$746,980
SLM Corp.	60,200	1,232,896

		4,885,508

Containers & Packaging — 0.5%
Crown Holdings, Inc.*	48,600	2,022,246
Owens-Illinois, Inc.*	19,400	517,010

		2,539,256

Diversified Consumer Services — 0.3%
Apollo Group, Inc. (Class A Stock)*	70,200	1,220,778

Diversified Financial Services — 3.6%
Bank of America Corp.	492,146	5,994,338
Citigroup, Inc.	85,940	3,801,986
JPMorgan Chase & Co.	151,376	7,184,305

		16,980,629

Diversified Telecommunication Services — 2.2%
8x8, Inc.*	22,300	152,755
AT&T, Inc.	127,200	4,666,968
CenturyLink, Inc.	2,200	77,286
Verizon Communications, Inc.	116,200	5,711,230

		10,608,239

Electric Utilities — 1.9%
American Electric Power Co., Inc.	17,300	841,299
Edison International	44,000	2,214,080
El Paso Electric Co.	16,700	561,955
Entergy Corp.	21,400	1,353,336
Exelon Corp.	6,900	237,912
NV Energy, Inc.	84,500	1,692,535
Xcel Energy, Inc.	77,600	2,304,720

		9,205,837

Electrical Equipment — 1.2%
Babcock & Wilcox Co. (The)	73,400	2,085,294
Brady Corp. (Class A Stock)	1,500	50,295
Emerson Electric Co.	41,200	2,301,844
Hubbell, Inc. (Class B Stock)	10,300	1,000,233

		5,437,666

Electronic Equipment, Instruments & Components — 1.4%
Arrow Electronics, Inc.*	21,500	873,330
Avnet, Inc.*	65,500	2,371,100
Ingram Micro, Inc. (Class A Stock)*	100,300	1,973,904
Jabil Circuit, Inc.	59,100	1,092,168
Tech Data Corp.*	9,200	419,612

		6,730,114

Energy Equipment & Services — 1.7%
Atwood Oceanics, Inc.*	11,800	619,972
Bristow Group, Inc.	6,900	454,986
Ensco PLC (United Kingdom) (Class A Stock)	39,900	2,394,000
Geospace Technologies Corp.*	8,400	906,528
Helmerich & Payne, Inc.	20,600	1,250,420
National Oilwell Varco, Inc.	8,100	573,075
Schlumberger Ltd. (Netherlands)	8,700	651,543
Tidewater, Inc.	4,000	202,000
Unit Corp.*	17,200	783,460

		7,835,984

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing — 2.3%
CVS Caremark Corp.	79,600	$4,377,204
Kroger Co. (The)	82,500	2,734,050
Wal-Mart Stores, Inc.	48,000	3,591,840

		10,703,094

Food Products — 2.6%
Archer-Daniels-Midland Co.	92,100	3,106,533
Bunge Ltd. (Bermuda)	11,500	849,045
Cal-Maine Foods, Inc.	3,100	131,936
Darling International, Inc.*	15,300	274,788
Hillshire Brands Co.	13,900	488,585
Ingredion, Inc.	35,600	2,574,592
J.M. Smucker Co. (The)	4,500	446,220
Kellogg Co.	2,900	186,847
Kraft Foods Group, Inc.	23,500	1,210,955
Mondelez International, Inc. (Class A Stock)	27,500	841,775
Pilgrim’s Pride Corp.*	13,700	125,903
Tyson Foods, Inc. (Class A Stock)	84,100	2,087,362

		12,324,541

Gas Utilities — 0.3%
Southwest Gas Corp.	3,100	147,126
UGI Corp.	28,500	1,094,115

		1,241,241

Healthcare Equipment & Supplies — 2.6%
C.R. Bard, Inc.	4,800	483,744
CareFusion Corp.*	28,100	983,219
Covidien PLC (Ireland)	48,200	3,269,888
Edwards Lifesciences Corp.*	4,300	353,288
IDEXX Laboratories, Inc.*	11,700	1,080,963
Intuitive Surgical, Inc.*	2,400	1,178,856
Masimo Corp.	6,200	121,644
Medtronic, Inc.	38,700	1,817,352
Sirona Dental Systems, Inc.*	5,900	435,007
St. Jude Medical, Inc.	31,700	1,281,948
Stryker Corp.	6,400	417,536
Thoratec Corp.*	27,100	1,016,250

		12,439,695

Healthcare Providers & Services — 2.6%
Aetna, Inc.	10,200	521,424
CIGNA Corp.	30,400	1,896,048
Health Net, Inc.*	30,200	864,324
Humana, Inc.	37,700	2,605,447
Magellan Health Services, Inc.*	6,900	328,233
UnitedHealth Group, Inc.	69,100	3,953,211
WellPoint, Inc.	29,200	1,933,916

		12,102,603

Healthcare Technology — 0.1%
Computer Programs & Systems, Inc.	7,300	395,003
Omnicell, Inc.*	6,700	126,496

		521,499

Hotels, Restaurants & Leisure — 2.5%
Biglari Holdings, Inc.*	200	74,638
Cracker Barrel Old Country Store, Inc.	2,900	234,465
International Game Technology	129,700	2,140,050
Jack in the Box, Inc.*	16,900	584,571
McDonald’s Corp.	20,700	2,063,583
Panera Bread Co. (Class A Stock)*	13,200	2,181,168

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Papa John’s International, Inc.*	2,000	$123,640
Sonic Corp.*	33,000	425,040
Starbucks Corp.	38,600	2,198,656
Wyndham Worldwide Corp.	12,800	825,344
Yum! Brands, Inc.	15,600	1,122,264

		11,973,419

Household Durables — 1.9%
Leggett & Platt, Inc.	8,700	293,886
Mohawk Industries, Inc.*	23,000	2,601,760
NACCO Industries, Inc. (Class A Stock)	3,900	208,104
NVR, Inc.*	400	432,044
Tupperware Brands Corp.	32,500	2,656,550
Whirlpool Corp.	22,800	2,700,888

		8,893,232

Household Products — 1.3%
Colgate-Palmolive Co.	6,800	802,604
Procter & Gamble Co. (The)	68,900	5,309,434

		6,112,038

Independent Power Producers & Energy Traders — 0.6%
AES Corp. (The)	217,600	2,735,232

Industrial Conglomerates — 1.6%
Carlisle Cos., Inc.	5,800	393,182
General Electric Co.	309,470	7,154,946

		7,548,128

Insurance — 3.8%
ACE Ltd. (Switzerland)	7,900	702,863
Aflac, Inc.	3,600	187,272
Allied World Assurance Co. Holdings AG (Switzerland)	3,300	305,976
Allstate Corp. (The)	15,900	780,213
American Financial Group, Inc.	39,800	1,885,724
Assurant, Inc.	18,300	823,683
Berkshire Hathaway, Inc. (Class B Stock)*	19,900	2,073,580
Chubb Corp. (The)	26,000	2,275,780
CNA Financial Corp.	7,900	258,251
Erie Indemnity Co. (Class A Stock)	800	60,424
Genworth Financial, Inc. (Class A Stock)*	94,600	946,000
HCC Insurance Holdings, Inc.	5,300	222,759
Loews Corp.	10,100	445,107
Marsh & McLennan Cos., Inc.	28,400	1,078,348
MetLife, Inc.	74,400	2,828,688
PartnerRe Ltd. (Bermuda)	800	74,488
ProAssurance Corp.	18,300	866,139
Reinsurance Group of America, Inc.	16,700	996,489
Symetra Financial Corp.	43,000	576,630
Unum Group	12,200	344,650

		17,733,064

Internet & Catalog Retail — 0.2%
Blue Nile, Inc.*	5,100	175,695
Expedia, Inc.	3,400	204,034
HSN, Inc.	11,100	608,946
Liberty Interactive Corp. (Class A Stock)*	7,500	160,350

		1,149,025

Internet Software & Services — 2.0%
Akamai Technologies, Inc.*	51,100	1,803,319
Dice Holdings, Inc.*	10,800	109,404

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Google, Inc. (Class A Stock)*	4,400	$3,493,732
IAC/InterActiveCorp.	57,800	2,582,504
United Online, Inc.	24,000	144,720
Yahoo!, Inc.*	54,600	1,284,738

		9,418,417

IT Services — 4.3%
Accenture PLC (Ireland) (Class A Stock)	49,000	3,722,530
Broadridge Financial Solutions, Inc.	47,200	1,172,448
CoreLogic, Inc.*	87,100	2,252,406
Fiserv, Inc.*	22,300	1,958,609
Global Payments, Inc.	30,300	1,504,698
International Business Machines Corp.	18,000	3,839,400
Lender Processing Services, Inc.	77,600	1,975,696
SAIC, Inc.	117,900	1,597,545
Syntel, Inc.	7,700	519,904
Total System Services, Inc.	56,000	1,387,680
Unisys Corp.*	11,600	263,900
Visa, Inc. (Class A Stock)	600	101,904

		20,296,720

Leisure Equipment & Products — 0.7%
Arctic Cat, Inc.*	3,000	131,100
Polaris Industries, Inc.	25,200	2,330,748
Smith & Wesson Holding Corp.*	74,900	674,100

		3,135,948

Life Sciences Tools & Services — 1.3%
Bruker Corp.*	72,600	1,386,660
Life Technologies Corp.*	28,600	1,848,418
Mettler-Toledo International, Inc.*	1,900	405,118
PerkinElmer, Inc.	13,900	467,596
Techne Corp.	2,000	135,700
Thermo Fisher Scientific, Inc.	26,500	2,026,985

		6,270,477

Machinery — 4.5%
AGCO Corp.	11,900	620,228
American Railcar Industries, Inc.	5,700	266,418
Blount International, Inc.*	8,200	109,716
Deere & Co.	35,400	3,043,692
Donaldson Co., Inc.	20,800	752,752
Hyster-Yale Materials Handling, Inc.	4,000	228,360
Illinois Tool Works, Inc.	11,900	725,186
Ingersoll-Rand PLC (Ireland)	31,000	1,705,310
John Bean Technologies Corp.	3,300	68,475
Lindsay Corp.	7,300	643,714
Middleby Corp.*	1,300	197,795
Mueller Industries, Inc.	8,400	447,636
Nordson Corp.	9,300	613,335
Oshkosh Corp.*	73,200	3,110,268
Parker Hannifin Corp.	28,300	2,591,714
Snap-on, Inc.	3,600	297,720
Standex International Corp.	2,800	154,616
Tennant Co.	2,300	111,688
Timken Co.	31,800	1,799,244
Toro Co. (The)	12,200	561,688
Valmont Industries, Inc.	13,400	2,107,418
Wabtec Corp.	9,200	939,412

		21,096,385

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Marine — 0.1%
Matson, Inc	19,300	$474,780

Media — 3.2%
AMC Networks, Inc. (Class A Stock)*	19,300	1,219,374
Belo Corp. (Class A Stock)	46,700	459,061
Carmike Cinemas, Inc.*	9,600	173,952
Cinemark Holdings, Inc.	30,700	903,808
Comcast Corp. (Class A Stock)	134,000	5,629,340
DIRECTV*	50,500	2,858,805
Global Sources Ltd. (Bermuda)*	15,700	118,692
Walt Disney Co. (The)	56,800	3,226,240
Wiley, (John) & Sons, Inc. (Class A Stock)	8,900	346,744

		14,936,016

Metals & Mining — 1.9%
Alcoa, Inc.	292,400	2,491,248
Coeur d’Alene Mines Corp.*	79,200	1,493,712
Freeport-McMoRan Copper & Gold, Inc.	96,700	3,200,770
Noranda Aluminum Holding Corp.	9,500	42,655
Reliance Steel & Aluminum Co.	12,500	889,625
Southern Copper Corp.	19,000	713,830
Worthington Industries, Inc.	10,600	328,388

		9,160,228

Multiline Retail — 1.2%
Dillard’s, Inc. (Class A Stock)	25,000	1,963,750
Dollar Tree, Inc.*	30,100	1,457,743
Macy’s, Inc.	58,300	2,439,272

		5,860,765

Multi-Utilities — 1.7%
Alliant Energy Corp.	33,400	1,676,012
Ameren Corp.	74,100	2,594,982
Avista Corp.	5,200	142,480
Consolidated Edison, Inc.	45,200	2,758,556
Public Service Enterprise Group, Inc.	23,100	793,254

		7,965,284

Oil, Gas & Consumable Fuels — 11.5%
Alon USA Energy, Inc.	13,800	262,890
Anadarko Petroleum Corp.	36,900	3,226,905
Apache Corp.	36,900	2,847,204
Cabot Oil & Gas Corp.	49,900	3,373,739
Chevron Corp.	75,446	8,964,494
ConocoPhillips	72,100	4,333,210
Exxon Mobil Corp.	151,700	13,669,687
Hollyfrontier Corp.	39,400	2,027,130
Marathon Petroleum Corp.	35,850	3,212,160
Midstates Petroleum Co., Inc.	7,100	60,705
Noble Energy, Inc.	22,300	2,579,218
Occidental Petroleum Corp.	46,800	3,667,716
Phillips 66	54,200	3,792,374
Valero Energy Corp.	44,400	2,019,756

		54,037,188

Paper & Forest Products — 0.1%
Domtar Corp.	4,400	341,528
Schweitzer-Mauduit International, Inc.	3,500	135,555

		477,083

Personal Products — 0.3%
Avon Products, Inc.	7,600	157,548
Herbalife Ltd. (Cayman Islands)	6,900	258,405

	Shares	Value
COMMON STOCKS (Continued)
Personal Products (cont’d.)
Medifast, Inc.*	15,600	$357,552
Nu Skin Enterprises, Inc. (Class A Stock)	12,400	548,080

		1,321,585

Pharmaceuticals — 5.2%
AbbVie, Inc.	55,700	2,271,446
Actavis, Inc.*	23,300	2,146,163
Eli Lilly & Co.	42,600	2,419,254
Endo Health Solutions, Inc.*	75,800	2,331,608
Johnson & Johnson	48,400	3,946,052
Merck & Co., Inc.	112,600	4,980,298
Pfizer, Inc.	202,405	5,841,408
Warner Chilcott PLC (Ireland) (Class A Stock)	28,800	390,240

		24,326,469

Professional Services — 0.4%
Equifax, Inc.	26,300	1,514,617
ICF International, Inc.*	1,700	46,240
Korn/Ferry International*	3,400	60,724
Navigant Consulting, Inc.*	13,200	173,448
Resources Connection, Inc.	11,700	148,590
Robert Half International, Inc.	4,100	153,873

		2,097,492

Real Estate Investment Trusts — 4.6%
American Assets Trust, Inc.	5,700	182,457
American Capital Agency Corp.	76,400	2,504,392
American Capital Mortgage Investment Corp.	48,300	1,248,555
American Tower Corp.	38,200	2,938,344
Annaly Capital Management, Inc.	126,400	2,008,496
Camden Property Trust	10,600	728,008
CBL & Associates Properties, Inc.	61,300	1,446,680
Chatham Lodging Trust	6,500	114,465
DiamondRock Hospitality Co.	25,900	241,129
Franklin Street Properties Corp. (Class C Stock)	21,100	308,482
General Growth Properties, Inc.	119,000	2,365,720
GEO Group, Inc. (The)	16,600	624,492
Hospitality Properties Trust	60,500	1,660,120
Inland Real Estate Corp.	71,000	716,390
Resource Capital Corp.	31,000	204,910
RLJ Lodging Trust	13,200	300,432
Simon Property Group, Inc.	11,800	1,871,008
Vornado Realty Trust	21,200	1,773,168
Western Asset Mortgage Capital Corp.	15,300	355,572
Winthrop Realty Trust	27,100	340,918

		21,933,738

Real Estate Management & Development — 0.8%
CBRE Group, Inc. (Class A Stock)*	66,700	1,684,175
Jones Lang LaSalle, Inc.	17,300	1,719,793
Realogy Holdings Corp.	3,600	175,824

		3,579,792

Road & Rail — 1.6%
CSX Corp.	88,300	2,174,829
Norfolk Southern Corp.	17,100	1,318,068
Union Pacific Corp.	29,400	4,186,854

		7,679,751

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 2.6%
Avago Technologies Ltd. (Singapore)	13,700	$492,104
Cree, Inc.*	40,100	2,193,871
Entropic Communications, Inc.*	14,300	58,201
Inphi Corp.*	10,400	108,680
Intel Corp.	161,980	3,539,263
Kulicke & Soffa Industries, Inc.*	58,800	679,728
LSI Corp.*	312,400	2,118,072
Maxim Integrated Products, Inc.	16,400	535,460
PMC - Sierra, Inc.*	104,800	711,592
Silicon Laboratories, Inc.*	18,900	781,704
Skyworks Solutions, Inc.*	35,200	775,456
Spansion, Inc. (Class A Stock)*	6,600	84,942
Ultratech, Inc.*	4,500	177,885

		12,256,958

Software — 5.9%
AVG Technologies NV (Netherlands)*	17,000	236,640
BMC Software, Inc.*	6,500	301,145
CA, Inc.	101,800	2,562,306
CommVault Systems, Inc.*	20,200	1,655,996
Intuit, Inc.	42,100	2,763,865
Manhattan Associates, Inc.*	600	44,574
Microsoft Corp.	288,300	8,248,263
Oracle Corp.	176,300	5,701,542
Pegasystems, Inc.	6,400	179,712
Rovi Corp.*	73,300	1,569,353
SolarWinds, Inc.*	40,200	2,375,820
Solera Holdings, Inc.	4,100	239,153
Symantec Corp.*	80,100	1,976,868

		27,855,237

Specialty Retail — 3.8%
ANN, Inc.*	27,200	789,344
Body Central Corp.*	17,800	167,320
Cato Corp. (The) (Class A Stock)	1,800	43,452
Chico’s FAS, Inc.	59,100	992,880
Express, Inc.*	45,100	803,231
Foot Locker, Inc.	39,000	1,335,360
Gap, Inc. (The)	72,500	2,566,500
Home Depot, Inc. (The)	26,100	1,821,258
PetSmart, Inc.	36,900	2,291,490
Ross Stores, Inc.	40,600	2,461,172
Select Comfort Corp.*	14,900	294,573
TJX Cos., Inc. (The)	71,600	3,347,300
Urban Outfitters, Inc.*	21,000	813,540

		17,727,420

Textiles, Apparel & Luxury Goods — 1.8%
Carter’s, Inc.*	38,700	2,216,349
Coach, Inc.	45,900	2,294,541
Michael Kors Holdings Ltd. (British Virgin Islands)*	9,200	522,468
NIKE, Inc. (Class B Stock)	35,100	2,071,251
Ralph Lauren Corp.	9,400	1,591,514

		8,696,123

Tobacco — 0.9%
Altria Group, Inc.	53,800	1,850,182
Lorillard, Inc.	7,100	286,485
Philip Morris International, Inc.	18,950	1,756,856

		Shares	Value
COMMON STOCKS (Continued)
Tobacco (cont’d.)
Reynolds American, Inc.		4,800	$213,552

			4,107,075

Trading Companies & Distributors — 0.5%
DXP Enterprises, Inc.*		11,500	859,050
W.W. Grainger, Inc.		7,300	1,642,354

			2,501,404

Water Utilities — 0.5%
American Water Works Co., Inc.		57,500	2,382,800

Wireless Telecommunication Services — 0.3%
MetroPCS Communications, Inc.*		152,100	1,657,890

TOTAL LONG-TERM INVESTMENTS (cost $517,676,016)			599,796,956

SHORT-TERM INVESTMENTS — 2.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 1.8%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $8,485,887)(w)		8,485,887	8,485,887

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $759,882) 0.070%	06/20/13	760	759,894

TOTAL SHORT-TERM INVESTMENTS (cost $9,245,769)			9,245,781

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 129.1% (cost $526,921,785)			609,042,737

		Shares
SECURITIES SOLD SHORT — (29.2)%
COMMON STOCKS
Aerospace & Defense — (0.5)%
Aerovironment, Inc.*		6,100	(110,593)
Rockwell Collins, Inc.		34,400	(2,171,328)

			(2,281,921)

Air Freight & Logistics — (0.1)%
UTi Worldwide, Inc. (British Virgin Islands)		34,800	(503,904)

Airlines — (0.2)%
United Continental Holdings, Inc.*		29,900	(957,099)

Auto Components — (0.1)%
American Axle & Manufacturing Holdings, Inc.*		27,400	(374,010)
Dorman Products, Inc.		4,500	(167,445)

			(541,455)

Biotechnology — (1.1)%
Ariad Pharmaceuticals, Inc.*		50,900	(920,781)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Incyte Corp. Ltd.*	21,900	$(512,679)
NPS Pharmaceuticals, Inc.*	28,500	(290,415)
Onyx Pharmaceuticals, Inc.*	24,300	(2,159,298)
Regeneron Pharmaceuticals, Inc.*	8,400	(1,481,760)

		(5,364,933)

Building Products — (0.5)%
Owens Corning*	58,800	(2,318,484)

Chemicals — (0.6)%
FMC Corp.	21,200	(1,209,036)
Intrepid Potash, Inc.	44,300	(831,068)
Sigma-Aldrich Corp.	8,800	(683,584)

		(2,723,688)

Commercial Banks — (1.7)%
City National Corp.	28,800	(1,696,608)
Cullen/Frost Bankers, Inc.	27,800	(1,738,334)
First Horizon National Corp.	214,300	(2,288,724)
TCF Financial Corp.	110,800	(1,657,568)
UMB Financial Corp.	3,500	(171,745)
Zions Bancorporation	16,300	(407,337)

		(7,960,316)

Commercial Services & Supplies — (0.9)%
Clean Harbors, Inc.*	6,700	(389,203)
Covanta Holding Corp.	44,200	(890,630)
Iron Mountain, Inc.	51,500	(1,869,965)
Waste Connections, Inc.	28,500	(1,025,430)

		(4,175,228)

Communications Equipment — (0.3)%
Ciena Corp.*	74,400	(1,191,144)
Infinera Corp.*	21,100	(147,700)
InterDigital, Inc.	4,300	(205,669)
Procera Networks, Inc.*	8,900	(105,821)

		(1,650,334)

Computers & Peripherals — (0.2)%
Stratasys Ltd. (Israel)*	11,000	(816,420)

Construction & Engineering — (0.4)%
Quanta Services, Inc.*	59,400	(1,697,652)

Containers & Packaging — (0.6)%
Sealed Air Corp.	116,400	(2,806,404)

Diversified Consumer Services — (0.2)%
Matthews International Corp. (Class A Stock)	16,500	(575,685)
Sotheby’s	15,900	(594,819)

		(1,170,504)

Diversified Financial Services — (0.6)%
IntercontinentalExchange, Inc.*	11,600	(1,891,612)
NASDAQ OMX Group, Inc. (The)	28,100	(907,630)

		(2,799,242)

Electronic Equipment, Instruments & Components — (0.3)%
FEI Co.	5,400	(348,570)
National Instruments Corp.	33,000	(1,080,750)

		(1,429,320)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Energy Equipment & Services — (0.7)%
Dril-Quip, Inc.*	3,300	$(287,661)
FMC Technologies, Inc.*	44,000	(2,393,160)
Hornbeck Offshore Services, Inc.*	4,100	(190,486)
Rowan Cos. PLC (United Kingdom)*	10,700	(378,352)

		(3,249,659)

Food Products
Hain Celestial Group, Inc. (The)*	3,800	(232,104)

Healthcare Equipment & Supplies — (0.3)%
DexCom, Inc.*	8,600	(143,792)
Endologix, Inc.*	6,800	(109,820)
HeartWare International, Inc.*	4,100	(362,563)
Insulet Corp.*	5,600	(144,816)
Volcano Corp.*	19,000	(422,940)
Wright Medical Group, Inc.*	5,500	(130,955)

		(1,314,886)

Healthcare Providers & Services — (1.4)%
Brookdale Senior Living, Inc.*	78,100	(2,177,428)
Catamaran Corp. (Canada)*	19,500	(1,034,085)
Community Health Systems, Inc.	23,200	(1,099,448)
Tenet Healthcare Corp.*	44,800	(2,131,584)

		(6,442,545)

Healthcare Technology
Medidata Solutions, Inc.*	3,700	(214,526)

Hotels, Restaurants & Leisure — (0.7)%
Hyatt Hotels Corp. (Class A Stock)*	32,600	(1,409,298)
Six Flags Entertainment Corp.	8,900	(645,072)
Starwood Hotels & Resorts Worldwide, Inc.	15,900	(1,013,307)

		(3,067,677)

Household Durables — (1.0)%
Lennar Corp. (Class A Stock)	20,700	(858,636)
M/I Homes, Inc.*	6,200	(151,590)
Tempur-Pedic International, Inc.*	39,300	(1,950,459)
Toll Brothers, Inc.*	56,700	(1,941,408)

		(4,902,093)

Insurance — (0.5)%
Hanover Insurance Group, Inc. (The)	4,700	(233,496)
Hartford Financial Services Group, Inc. (The)	83,800	(2,162,040)

		(2,395,536)

Internet Software & Services — (0.4)%
Equinix, Inc.*	5,600	(1,211,336)
Facebook, Inc. (Class A Stock)*	24,100	(616,478)

		(1,827,814)

IT Services — (1.1)%
Alliance Data Systems Corp.*	13,100	(2,120,759)
FleetCor Technologies, Inc.*	22,600	(1,732,742)
VeriFone Systems, Inc.*	59,000	(1,220,120)

		(5,073,621)

Machinery — (2.8)%
Caterpillar, Inc.	6,000	(521,820)
Chart Industries, Inc.*	3,600	(288,036)
Colfax Corp.*	55,900	(2,601,586)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Machinery (cont’d.)
Harsco Corp.	8,500	$(210,545)
Manitowoc Co., Inc. (The)	91,800	(1,887,408)
PACCAR, Inc.	35,700	(1,804,992)
Pentair Ltd. (Switzerland)	36,500	(1,925,375)
Stanley Black & Decker, Inc.	23,000	(1,862,310)
Terex Corp.*	65,800	(2,264,836)

		(13,366,908)

Media — (0.1)%
Interpublic Group of Cos., Inc. (The)	41,100	(535,533)

Metals & Mining — (0.6)%
Allied Nevada Gold Corp.*	56,200	(925,052)
Stillwater Mining Co.*	25,100	(324,543)
Walter Energy, Inc.	51,600	(1,470,600)

		(2,720,195)

Multi-Utilities — (1.0)%
Integrys Energy Group, Inc.	22,900	(1,331,864)
MDU Resources Group, Inc.	43,300	(1,082,067)
NiSource, Inc.	65,600	(1,924,704)
TECO Energy, Inc.	34,300	(611,226)

		(4,949,861)

Oil, Gas & Consumable Fuels — (2.4)%
Alpha Natural Resources, Inc.*	184,700	(1,516,387)
Arch Coal, Inc.	92,400	(501,732)
Carrizo Oil & Gas, Inc.*	22,100	(569,517)
Cheniere Energy, Inc.*	68,400	(1,915,200)
Cobalt International Energy, Inc.*	18,700	(527,340)
Comstock Resources, Inc.*	47,900	(778,375)
Concho Resources, Inc.*	4,900	(477,407)
CONSOL Energy, Inc.	55,900	(1,881,035)
Gulfport Energy Corp.*	25,700	(1,177,831)
Halcon Resources Corp.*	69,800	(543,742)
Kosmos Energy Ltd. (Bermuda)*	25,200	(284,760)
Laredo Petroleum Holdings, Inc.*	23,400	(427,986)
Teekay Corp. (Marshall Islands)	17,900	(643,684)

		(11,244,996)

Pharmaceuticals — (0.1)%
Medicines Co. (The)*	7,500	(250,650)

Real Estate Investment Trusts — (1.4)%
Digital Realty Trust, Inc.	10,300	(689,173)
Essex Property Trust, Inc.	5,300	(798,074)
Kilroy Realty Corp.	21,900	(1,147,560)
National Retail Properties, Inc.	21,600	(781,272)
Pebblebrook Hotel Trust	4,700	(121,213)
Plum Creek Timber Co., Inc.	42,500	(2,218,500)
Regency Centers Corp.	17,100	(904,761)

		(6,660,553)

Real Estate Management & Development
Forest City Enterprises, Inc. (Class A Stock)*	6,800	(120,836)

Road & Rail — (0.1)%
Avis Budget Group, Inc.*	8,400	(233,772)
Genesee & Wyoming, Inc. (Class A Stock)*	3,000	(279,330)

		(513,102)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — (1.3)%
Atmel Corp.*	267,600	$(1,862,496)
Cavium, Inc.*	15,900	(617,079)
International Rectifier Corp.*	21,000	(444,150)
Microchip Technology, Inc.	46,300	(1,701,988)
Micron Technology, Inc.*	151,200	(1,508,976)

		(6,134,689)

Software — (2.3)%
ACI Worldwide, Inc.*	3,600	(175,896)
Concur Technologies, Inc.*	31,600	(2,169,656)
Electronic Arts, Inc.*	142,100	(2,515,170)
NetSuite, Inc.*	24,000	(1,921,440)
salesforce.com, Inc.*	8,600	(1,537,938)
Sourcefire, Inc.*	12,500	(740,375)
Splunk, Inc.*	38,900	(1,557,167)
Synchronoss Technologies, Inc.*	5,100	(158,253)

		(10,775,895)

Specialty Retail — (0.8)%
Mattress Firm Holding Corp.*	5,000	(172,700)
O’Reilly Automotive, Inc.*	5,700	(584,535)
Tiffany & Co.	30,400	(2,114,016)
Ulta Salon Cosmetics & Fragrance, Inc.*	9,100	(738,647)

		(3,609,898)

Textiles, Apparel & Luxury Goods — (0.5)%
Oxford Industries, Inc.	3,000	(159,300)
Quiksilver, Inc.*	42,000	(254,940)
Under Armour, Inc. (Class A Stock)*	28,700	(1,469,440)
Wolverine World Wide, Inc.	9,900	(439,263)

		(2,322,943)

Thrifts & Mortgage Finance — (0.3)%
People’s United Financial, Inc.	115,400	(1,550,976)

Trading Companies & Distributors — (0.5)%
United Rentals, Inc.*	46,200	(2,539,614)

Wireless Telecommunication Services — (0.6)%
Crown Castle International Corp.*	16,100	(1,121,204)
SBA Communications Corp. (Class A Stock)*	23,300	(1,678,066)

		(2,799,270)

TOTAL SECURITIES SOLD SHORT (proceeds received $124,497,916)		(138,013,284)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.9% (cost $402,423,869)		471,029,453
Other assets in excess of liabilities(x) — 0.1%		673,710

NET ASSETS — 100.0%		$471,703,163

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation(1)
Long Positions:
112	S&P 500 E-Mini	Jun. 2013	$8,604,795	$8,751,120	$146,325
10	S&P Mid 400 E-Mini	Jun. 2013	1,115,040	1,151,000	35,960

					$182,285

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$599,796,956	$—	$—
U.S. Treasury Obligation	—	759,894	—
Affiliated Money Market Mutual Fund	8,485,887	—	—
Short Sales – Common Stocks	(138,013,284)	—	—
Other Financial Instruments*
Futures	182,285	—	—

Total	$470,451,844	$759,894	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
AFFILIATED MUTUAL FUNDS
AST AQR Emerging Markets Equity Portfolio	137,996	$1,373,065
AST BlackRock Value Portfolio	638,720	6,808,754
AST ClearBridge Dividend Growth Portfolio	1,434,784	14,893,060
AST Federated Aggressive Growth Portfolio*	217,259	2,313,810
AST Goldman Sachs Concentrated Growth Portfolio	273,005	9,227,576
AST Goldman Sachs Large-Cap Value Portfolio	347,829	6,810,493
AST Goldman Sachs Mid-Cap Growth Portfolio	133,364	764,177
AST Goldman Sachs Small-Cap Value Portfolio	143,100	1,951,879
AST High Yield Portfolio	286,501	2,257,631
AST International Growth Portfolio	1,394,309	17,010,572
AST International Value Portfolio	1,067,795	16,935,228
AST Investment Grade Bond Portfolio	15,456	102,009
AST Jennison Large-Cap Growth Portfolio*	824,214	12,338,478
AST Jennison Large-Cap Value Portfolio	983,701	13,634,094
AST Large-Cap Value Portfolio	849,784	13,681,519
AST Lord Abbett Core Fixed-Income Portfolio	594,305	6,834,503
AST Marsico Capital Growth Portfolio	591,554	13,954,756
AST MFS Growth Portfolio*	1,134,797	13,901,269
AST MFS Large-Cap Value Portfolio	593,470	6,830,838
AST Mid-Cap Value Portfolio	138,703	2,113,830
AST Money Market Portfolio	177,351	177,351
AST Neuberger Berman Core Bond Portfolio	215,925	2,280,168
AST Neuberger Berman Mid-Cap Growth Portfolio*	42,979	1,146,666
AST Parametric Emerging Markets Equity Portfolio	248,326	2,210,097
AST PIMCO Limited Maturity Bond Portfolio	136,108	1,442,745

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST PIMCO Total Return Bond Portfolio	1,012,593	$12,758,677
AST Prudential Core Bond Portfolio	1,436,665	15,515,986
AST QMA Emerging Markets Equity Portfolio	194,930	1,925,910
AST Small-Cap Growth Portfolio*	134,943	3,451,832
AST Small-Cap Value Portfolio	270,121	4,562,341
AST T. Rowe Price Equity Income Portfolio	1,938,574	20,471,338
AST T. Rowe Price Large-Cap Growth Portfolio*	795,915	12,336,682
AST T. Rowe Price Natural Resources Portfolio	44,696	938,167
AST Western Asset Core Plus Bond Portfolio	762,173	8,208,604
AST Western Asset Emerging Markets Debt Portfolio	184,659	1,900,139

TOTAL AFFILIATED MUTUAL FUNDS (cost $230,695,696)(w)		253,064,244

SHORT-TERM INVESTMENT — 0.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,440,882)(w)	1,440,882	1,440,882

TOTAL INVESTMENTS — 100.2% (cost $232,136,578)		254,505,126
Liabilities in excess of other assets — (0.2)%		(438,431)

NET ASSETS — 100.0%		$254,066,695

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$254,505,126	$—	$—

Total	$254,505,126	$—	$—

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 78.0%
COMMON STOCKS — 23.0%
Australia — 0.7%
Adelaide Brighton Ltd.	144,321	$533,885
AMP Ltd.	193,555	1,054,505
Atlas Iron Ltd.	976,927	1,140,004
Ausdrill Ltd.	85,020	258,223
Ausenco Ltd.	25,442	102,725
Austin Engineering Ltd.	7,296	44,324
AWE Ltd.*	85,043	115,316
BC Iron Ltd.	47,470	161,026
BHP Billiton Ltd.	23,157	791,622
Bradken Ltd.(a)	27,429	186,782
Breville Group Ltd.	38,821	238,468
BWP Trust, REIT	111,923	277,704
Cabcharge Australia Ltd.	49,976	238,842
Cape Lambert Resources Ltd.*	212,880	41,208
Cardno Ltd.	47,923	344,473
Coca-Cola Amatil Ltd.	89,690	1,363,797
Codan Ltd.	75,678	302,549
Collection House Ltd.	113,056	182,447
Credit Corp. Group Ltd.	18,417	171,507
CSR Ltd.	57,878	124,534
Decmil Group Ltd.	86,190	212,098
Downer EDI Ltd.	39,031	202,882
DWS Ltd.	20,894	32,821
Emeco Holdings Ltd.	93,955	61,469
Envestra Ltd.	119,141	130,964
FKP Property Group	111,257	183,795
Fleetwood Corp. Ltd.	24,599	238,749
Flight Centre Ltd.	13,632	478,600
Forge Group Ltd.	22,308	139,965
Gindalbie Metals Ltd.*(a)	134,737	29,743
Grange Resources Ltd.	518,481	117,367
GUD Holdings Ltd.	15,753	118,021
Hills Holdings Ltd.	72,092	83,957
iiNET Ltd.	23,490	127,499
Iluka Resources Ltd.	37,420	367,786
Imdex Ltd.	111,608	143,188
IOOF Holdings Ltd.	33,228	288,323
JB Hi-Fi Ltd.(a)	18,601	286,824
Kingsgate Consolidated Ltd.	45,447	184,935
Leighton Holdings Ltd.	28,846	621,219
M2 Telecommunications Group Ltd.	50,300	258,016
Macmahon Holdings Ltd.	206,784	50,086
Macquarie Group Ltd.	5,284	205,556
MaxiTRANS Industries Ltd.	40,027	56,281
Mineral Resources Ltd.	44,558	494,655
Monadelphous Group Ltd.(a)	23,879	566,569
Mount Gibson Iron Ltd.	289,036	157,596
Myer Holdings Ltd.	103,027	317,472
Newcrest Mining Ltd.	191,345	4,005,637
NRW Holdings Ltd.	77,988	135,100
OrotonGroup Ltd.	7,132	53,434
OZ Minerals Ltd.	59,140	330,137
Platinum Asset Management Ltd.	72,233	391,436
Programmed Maintenance Services Ltd.	14,516	38,761
Ramelius Resources Ltd.*	286,977	103,593
RCR Tomlinson Ltd.	69,790	154,769
Sedgman Ltd.	121,312	112,910
Shopping Centres Australasia Property Group, REIT	7,908	13,626

	Shares	Value
COMMON STOCKS (Continued)
Australia (cont’d.)
Skilled Group Ltd.	75,930	$282,487
SMS Management & Technology Ltd.	14,283	75,674
St. Barbara Ltd.*	155,322	194,864
Tap Oil Ltd.*	66,974	42,538
Tassal Group Ltd.	19,707	41,036
Telstra Corp. Ltd.	463,690	2,180,312
Thorn Group Ltd.	50,947	109,331
Washington H Soul Pattinson & Co. Ltd.	9,753	141,264
Wesfarmers Ltd.	9,338	392,107
Woolworths Ltd.	36,524	1,289,427

		23,918,820

Austria — 0.1%
AMAG Austria Metall AG	2,957	90,971
Erste Group Bank AG*	6,188	172,365
EVN AG	8,087	117,140
IMMOFINANZ AG	28,855	109,299
Lenzing AG(a)	3,671	307,281
Mayr Melnhof Karton AG	1,300	142,361
Oesterreichische Post AG	16,594	714,602
OMV AG	22,979	977,194
Raiffeisen Bank International AG	4,683	159,167
RHI AG	3,496	113,177
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,564	269,456

		3,173,013

Belgium — 0.1%
Ageas	17,825	602,872
Barco NV	2,001	175,061
Belgacom SA(a)	56,008	1,392,446
EVS Broadcast Equipment SA	5,026	322,516
Gimv NV	7,395	369,598
Groupe Bruxelles Lambert SA	12,111	926,038
KBC Groep NV	16,384	564,321
Kinepolis Group NV	483	60,675
Melexis NV	3,329	62,260
Mobistar SA	17,048	382,865
RHJ International*	18,704	88,710
Sipef SA	514	41,628
Sofina SA	1,393	125,886

		5,114,876

Bermuda — 0.2%
Catlin Group Ltd.	115,773	916,502
Golden Ocean Group Ltd.*	90,971	87,377
Hiscox Ltd.	109,321	913,597
Hongkong Land Holdings Ltd.	653,000	4,838,730
Seadrill Ltd.	7,924	287,208

		7,043,414

Brazil — 0.1%
Cia Energetica de Minas Gerais, ADR(a)	38,050	450,893
Cia Paranaense de Energia, ADR	11,600	179,452
Eternit SA	19,500	85,980
MRV Engenharia e Participacoes SA	7,000	29,167
Santos Brasil Participacoes SA, UTS	14,900	218,993
Telefonica Brasil SA, ADR	15,900	424,212
Tractebel Energia SA	31,500	539,510

		1,928,207

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Cambodia
NagaCorp Ltd.	466,000	$393,883

Canada — 0.9%
Agrium, Inc.	3,800	370,555
Aimia, Inc.	25,500	386,573
Allied Properties Real Estate Investment Trust, REIT	14,800	481,217
Amerigo Resources Ltd.	61,000	40,232
Artis Real Estate Investment Trust, REIT	12,800	202,865
Atco Ltd. (Class I Stock)	3,800	343,846
BCE, Inc.	3,300	154,174
Calfrac Well Services Ltd.	17,600	472,810
Canadian Oil Sands Ltd.	67,300	1,387,274
Canadian Pacific Railway Ltd.	26,432	3,448,636
Canyon Services Group, Inc.	11,500	125,885
Capstone Mining Corp.*	56,600	125,920
Cathedral Energy Services Ltd.	7,900	33,440
Celestica, Inc.*	30,700	247,812
CML HealthCare, Inc.	33,400	238,701
Corus Entertainment, Inc. (Class B Stock)	11,900	306,447
Davis & Henderson Income Corp.	6,400	137,595
Dorel Industries, Inc. (Class A Stock)	9,500	382,955
Empire Co. Ltd. (Class A Stock)	2,200	143,259
Ensign Energy Services, Inc.	48,600	828,618
Essential Energy Services Trust*	19,200	41,959
Evertz Technologies Ltd.	9,500	147,010
Genworth MI Canada, Inc.	31,600	777,052
Heroux-Devtek, Inc.	4,600	36,452
HudBay Minerals, Inc.	15,400	148,110
Husky Energy, Inc.	7,100	203,806
IAMGOLD Corp.	95,300	687,650
IGM Financial, Inc.	15,300	689,355
Linamar Corp.	2,400	57,221
Magna International, Inc.	17,200	1,010,988
Manitoba Telecom Services, Inc.	7,300	237,141
Medical Facilities Corp.	4,800	72,294
Metro, Inc. (Class A Stock)	10,100	632,835
Morguard Corp.	1,200	140,206
Morguard Real Estate Investment Trust, REIT	5,500	96,481
Mullen Group Ltd.	10,000	220,407
Nevsun Resources Ltd.	50,100	193,328
Parkland Fuel Corp.	21,300	358,547
Pason Systems, Inc.	13,600	237,232
PetroBakken Energy Ltd.	10,498	91,251
Petrobank Energy & Resources Ltd.*	9,500	6,546
Petrominerales Ltd.	44,000	267,677
Power Corp. of Canada	37,400	1,005,089
Power Financial Corp.	22,300	657,245
Quebecor, Inc. (Class B Stock)	5,200	220,367
Research In Motion Ltd.*(a)	59,200	879,390
Rogers Communications, Inc. (Class B Stock)	8,300	423,967
San Gold Corp.*	188,000	53,669
Savanna Energy Services Corp.	15,200	102,495
Suncor Energy, Inc.	216,013	6,472,841
Teck Resources Ltd. (Class B Stock)	22,400	630,644
Toronto-Dominion Bank (The)	55,476	4,618,950
Transcontinental, Inc.	9,100	112,961
TransForce, Inc.	12,800	275,946
Trinidad Drilling Ltd.	16,500	119,545

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Wajax Corp.	7,000	$263,090

		32,048,561

Chile
AFP Habitat SA	94,134	182,676

China — 0.3%
Agile Property Holdings Ltd.	300,000	358,967
Anta Sports Products Ltd.	312,000	267,428
Asia Cement China Holdings Corp.	150,500	75,835
Baoye Group Co. Ltd. (Class H Stock)	296,000	209,725
Billion Industrial Holdings Ltd.	414,000	276,798
BYD Electronic International Co. Ltd.	699,000	214,953
Changshoushou Food Co. Ltd.	162,000	92,428
Changyou.com Ltd., ADR	5,700	164,673
Chaowei Power Holdings Ltd.	332,000	161,937
China BlueChemical Ltd. (Class H Stock)	740,000	460,122
China Lilang Ltd.	165,000	102,773
China Minzhong Food Corp. Ltd.*	322,000	313,735
China Petroleum & Chemical Corp. (Class H Stock)	436,000	511,300
China Rare Earth Holdings Ltd.	330,000	58,891
China Sanjiang Fine Chemicals Co. Ltd.	474,000	238,791
China Shanshui Cement Group Ltd.	171,000	98,676
China Taifeng Beddings Holdings Ltd.	242,000	67,854
China Tontine Wines Group Ltd.	2,490,000	161,034
Chongqing Machinery & Electric Co. Ltd.	276,000	39,268
CNOOC Ltd.	276,000	530,722
Dongfeng Motor Group Co. Ltd. (Class H Stock)	446,000	628,692
Dongyue Group	294,000	171,113
Giant Interactive Group, Inc., ADR	62,700	407,550
Guangshen Railway Co. Ltd. (Class H Stock)	170,000	83,407
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	135,600	228,211
Jiangsu Expressway Co. Ltd. (Class H Stock)	234,000	234,623
Lianhua Supermarket Holdings Co. Ltd. (Class H stock)	113,000	90,218
Minth Group Ltd.	264,000	389,814
Peak Sport Products Co. Ltd.	416,000	67,153
Powerlong Real Estate Holdings Ltd.	533,000	123,893
Prince Frog Inernationational Holdings Ltd.	637,000	328,980
Shengli Oil & Gas Pipe Holdings Ltd.	468,000	49,437
Shenzhou International Group Holdings Ltd.	152,000	427,884
Shui On Land Ltd.	268,500	115,822
SinoMedia Holding Ltd.	85,000	48,741
Sino-Ocean Land Holdings Ltd.	301,175	182,190
Sinoref Holdings Ltd.	496,000	25,946
SouFun Holdings Ltd., ADR(a)	12,200	319,762
Travelsky Technology Ltd.	194,000	127,847
Xingda International Holdings Ltd.	181,000	59,858
Xinhua Winshare Publishing and Media Co. Ltd. (Class H Stock)	109,000	60,313
Yangzijiang Shipbuilding Holdings Ltd.	882,000	693,245
Zhong An Real Estate Ltd.*	605,000	96,835
Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (Class H Stock)	195,400	236,775

		9,604,219

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Cyprus
Globaltrans Investment PLC, GDR	24,070	$382,292
ProSafe SE	36,971	357,636

		739,928

Denmark
AP Moller - Maersk A/S (Class B Stock)	57	444,914
D/S Norden	5,705	183,418
H. Lundbeck A/S	12,856	236,723
Royal Unibrew A/S	1,106	98,118

		963,173

Finland — 0.1%
Elisa Oyj	38,099	707,653
Huhtamaki OYJ	10,512	206,569
Metso OYJ	26,251	1,116,842
Orion Oyj (Class B Stock)	43,044	1,130,559
Outokumpu OYJ*(a)	40,753	30,978
PKC Group OYJ	8,482	196,687
Ramirent OYJ	19,771	187,035
Rautaruukki OYJ	7,848	49,817
Sponda OYJ	24,042	113,411
Stora Enso Oyj (Class R Stock)(a)	22,864	147,567
Tieto Oyj	14,252	301,438

		4,188,556

France — 2.0%
ABC Arbitrage	5,389	33,020
Alten Ltd.	7,543	298,773
ANF Immobilier, REIT	2,227	61,918
Arkema SA	48,487	4,411,017
AXA SA	38,282	658,055
BNP Paribas SA	129,506	6,646,952
Boiron SA	908	47,057
Boursorama*	6,198	48,861
Casino Guichard Perrachon SA	2,218	233,082
Cie Generale des Etablissements Michelin (Class B Stock)	18,492	1,546,689
Cie Generale d’Optique Essilor International SA	60,258	6,700,740
Ciments Francais SA	722	41,185
CNP Assurances SA	80,479	1,104,353
Credit Agricole SA*	20,602	169,703
Danone SA	18,068	1,257,154
Eiffage SA	7,128	301,614
Eramet	2,693	291,421
Esso SA Francaise	714	48,142
Etablissements Maurel et Prom	15,306	267,421
Euler Hermes SA	4,484	413,097
FFP	1,026	42,086
GDF Suez	34,641	666,959
Imerys SA	2,846	185,290
L’Oreal SA	35,942	5,699,156
LVMH Moet Hennessy Louis Vuitton SA	23,128	3,969,696
M6-Metropole Television SA	23,301	362,155
Mercialys SA, REIT	16,093	329,546
Natixis	43,097	163,633
Neopost SA	4,083	244,602
Nexans SA	1,456	66,891
Nexity SA	5,844	201,138
Plastic Omnium SA	10,798	499,677
PPR	20,900	4,591,935

	Shares	Value
COMMON STOCKS (Continued)
France (cont’d.)
Renault SA	6,855	$429,470
Rexel SA	23,984	523,416
Safran SA	133,534	5,955,898
Saft Groupe SA	8,964	230,960
Sanofi	107,977	10,971,821
Schneider Electric SA	97,382	7,115,282
SCOR SE	5,907	169,611
SEB SA	9,065	626,783
Societe Generale SA*	24,052	790,202
Societe Internationale de Plantations d’Heveas SA	509	42,358
Tessi SA	410	44,352
Thales SA	5,116	216,380
Total SA	62,978	3,015,617
Valeo SA	9,704	525,117
Vinci SA	12,810	577,100

		72,837,385

Gabon
Total Gabon	73	44,728

Germany — 1.3%
Adidas AG	48,002	4,980,364
Allianz SE	4,427	601,242
Aurubis AG	14,275	907,238
Axel Springer AG(a)	9,886	428,391
Balda AG	22,436	132,064
BASF SE	22,304	1,953,301
Bijou Brigitte AG	694	65,866
Cewe Color Holding AG	3,188	134,856
Commerzbank AG*(a)	56,253	82,564
Continental AG	10,543	1,260,506
CropEnergies AG	6,074	47,526
Daimler AG	95,163	5,177,657
Delticom AG	3,128	143,685
Deutsche Bank AG	6,952	271,042
Deutsche Lufthansa AG	18,579	362,830
Drillisch AG	19,686	359,719
Freenet AG	22,792	553,790
GEA Group AG	155,418	5,122,028
Hannover Rueckversicherung AG	7,401	580,510
HeidelbergCement AG	45,044	3,236,895
Infineon Technologies AG	628,655	4,963,999
K+S AG(a)	20,034	931,823
Kloeckner & Co. SE*	4,845	68,627
Leoni AG	5,953	230,529
Muenchener Rueckversicherungs- Gesellschaft AG	3,220	602,212
NORMA Group AG	11,706	368,907
Prime Office REIT-AG, REIT	11,320	46,448
Rheinmetall AG	10,409	481,476
RWE AG	3,636	135,513
Salzgitter AG	2,181	87,548
Siemens AG	7,221	777,804
SMA Solar Technology AG	5,752	137,658
Suedzucker AG	39,058	1,649,696
Symrise AG	127,140	5,037,555
Telefonica Deutschland Holding AG*	663,076	5,076,001
Wacker Chemie AG(a)	1,850	132,397
Wacker Neuson SE	7,241	104,839

		47,235,106

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Greece
Eurobank Properties Real Estate Investment Co., REIT	5,188	$38,705
JUMBO SA	22,126	157,694
Metka SA	16,508	215,206
OPAP SA	31,104	245,604

		657,209

Guernsey
UK Commercial Property Trust Ltd.	63,576	67,138

Hong Kong — 1.0%
361 Degrees International Ltd.	478,000	138,741
AIA Group Ltd.	1,600,000	7,034,764
Allied Properties HK Ltd.	354,000	57,134
Asian Citrus Holdings Ltd.	530,400	237,746
AVIC International Holding HK Ltd.*	1,810,000	71,229
Bosideng International Holdings Ltd.	1,012,000	315,031
C C Land Holdings Ltd.	208,000	64,305
Centron Telecom International Holdings Ltd.	278,000	29,462
Champion, REIT	249,000	129,430
Cheung Kong Holdings Ltd.	46,000	681,456
China Merchants China Direct Investments Ltd.	34,000	50,878
China Mobile Ltd.	161,500	1,712,932
China Properties Group Ltd.*	112,000	33,230
China South City Holdings Ltd.	2,102,000	352,673
China Tianyi Holdings Ltd.*	832,000	109,722
China Travel International Investment Hong Kong Ltd.	652,000	127,118
Citic Resources Holdings Ltd.*	232,000	31,179
City Telecom HK Ltd.	199,000	64,960
Coastal Greenland Ltd.*	1,454,000	88,573
CSI Properties Ltd.	4,390,000	203,956
CST Mining Group Ltd.*	5,000,000	74,919
Dah Sing Banking Group Ltd.	282,800	389,393
Dah Sing Financial Holdings Ltd.	62,000	325,489
Dan Form Holdings Co. Ltd.	367,000	45,512
Dickson Concepts International Ltd.	63,500	36,051
Dorsett Hospitality International Ltd.	532,000	151,810
Emperor International Holdings	1,664,000	453,594
Enerchina Holdings Ltd.*	2,607,000	51,384
Far East Consortium International Ltd.	527,000	175,956
First Pacific Co. Ltd.	640,000	867,560
Giordano International Ltd.	218,000	217,819
Glorious Property Holdings Ltd.*	1,100,000	174,880
Great Eagle Holdings Ltd.	93,097	381,687
Hanergy Solar Group Ltd.*	2,568,000	164,066
Henderson Land Development Co. Ltd.	70,000	480,160
HKR International Ltd.	76,000	41,004
Hongkong & Shanghai Hotels (The)	84,500	144,907
Hopewell Holdings Ltd.	91,500	371,439
Hua Han Bio-Pharmaceutical Holdings Ltd.	1,630,400	471,582
Huabao International Holdings Ltd.	566,000	245,862
Hysan Development Co. Ltd.	111,000	561,934
Inspur International Ltd.	1,855,000	71,819
Jardine Strategic Holdings Ltd.	174,000	6,886,920
K Wah International Holdings Ltd.	550,000	309,798
Kerry Properties Ltd.	25,000	111,284
Kingboard Chemical Holdings Ltd.	51,000	145,668
Kowloon Development Co. Ltd.	113,000	152,282
Lai Fung Holdings Ltd.	2,823,000	75,705
Lai Sun Development*	2,336,000	74,873

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Lai Sun Garment International Ltd.*	227,000	$47,465
Lee & Man Chemical Co. Ltd.	58,000	33,834
Loudong General Nice Resources China Holdings Ltd.*	573,000	38,436
Luen Thai Holdings Ltd.	320,000	99,909
New World China Land Ltd.	462,000	198,195
New World Development Ltd.	227,000	385,798
Pacific Textile Holdings Ltd.	200,000	215,711
Pico Far East Holdings Ltd.	372,000	133,880
Ports Design Ltd.	169,000	141,393
Qingling Motors Co. Ltd.	298,000	80,487
Real Nutriceutical Group Hkd	808,000	199,755
Regent Manner International Holdings Ltd.	449,000	88,790
REXLot Holdings Ltd.	2,475,000	217,236
Royale Furniture Holdings Ltd.	476,000	41,840
Samson Holding Ltd.	363,000	69,349
Shenzhen High-Tech Holdings Ltd.	388,000	19,244
Shenzhen Investment Ltd.	536,000	215,798
Shougang Fushan Resources Group Ltd.	938,000	419,604
Silver Grant International	432,000	72,538
Singamas Container Holdings Ltd.	434,000	113,488
Sinolink Worldwide Holdings Ltd.*	1,010,000	84,824
Sinotrans Shipping Ltd.	389,000	104,044
SmarTone Telecommunications Holding Ltd.	197,500	326,237
Soundwill Holdings Ltd.	56,000	143,130
SUNeVision Holdings Ltd.	925,000	233,937
Sunlight Real Estate Investment Trust, REIT	513,000	224,833
Swire Pacific Ltd. (Class A Stock)	43,500	555,699
TCL Multimedia Technology Holdings Ltd.	132,000	102,617
Television Broadcasts Ltd.	76,000	576,539
Tianneng Power International Ltd.	290,000	194,412
Tibet 5100 Water Resources Holdings Ltd.	532,000	158,614
Transport International Holdings Ltd.	29,200	65,546
Vanke Property Overseas Ltd.	37,000	61,055
VTech Holdings Ltd.	53,800	657,379
Wharf Holdings Ltd. (The)	129,000	1,153,668
Wheelock & Co. Ltd.	161,000	859,639
Wing Hang Bank Ltd.	17,500	186,300
XTEP International Holdings	403,000	156,562
YGM Trading Ltd.	14,000	40,487
Yue Yuen Industrial Holdings Ltd.	155,000	506,432

		34,414,580

Hungary
EGIS Pharmaceuticals PLC	3,266	247,581

Indonesia — 0.1%
Astra Agro Lestari Tbk PT	161,500	308,586
Indo Tambangraya Megah Tbk PT	83,000	304,195
Medco Energi Internasional Tbk PT	404,500	67,631
Panin Financial Tbk PT*	4,302,000	108,720
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,059,000	410,355
Resource Alam Indonesia Tbk PT	206,500	48,567
Telekomunikasi Indonesia Tbk PT	951,500	1,079,915

		2,327,969

Ireland — 0.3%
Bank of Ireland*	640,245	126,388
Beazley PLC	206,905	656,118
Covidien PLC	14,596	990,193
DCC PLC	9,316	321,324

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Ireland (cont’d.)
Eaton Corp. PLC	9,186	$562,643
Kentz Corp. Ltd.	42,855	283,126
Shire PLC	210,204	6,400,693
UBM PLC	27,681	296,313

		9,636,798

Isle of Man
Eros International PLC*	28,162	98,847

Israel — 0.3%
Bank Hapoalim BM*	217,730	986,458
Bank Leumi Le-Israel BM*	259,641	915,091
Bezeq Israeli Telecommunication Corp. Ltd. (The)	779,622	1,080,233
Cellcom Israel Ltd.	21,165	177,236
Check Point Software Technologies Ltd.*(a)	113,070	5,313,159
Delek Group Ltd.	1,457	408,967
Israel Chemicals Ltd.	119,005	1,537,680
Israel Discount Bank Ltd. (Class A Stock)*	315,523	539,541
Ituran Location and Control Ltd.	14,157	222,390
Teva Pharmaceutical Industries Ltd.	14,965	589,146
Union Bank of Israel*	10,655	40,131

		11,810,032

Italy — 0.3%
Astaldi SpA	16,886	116,236
Atlantia SpA(a)	66,989	1,057,920
Autostrada Torino-Milano SpA	24,978	291,845
Banca Popolare dell’Emilia Romagna Scrl	27,173	191,923
Banca Popolare di Milano Scarl*	455,928	279,067
Beni Stabili SpA, REIT	102,405	61,053
Cairo Communication SpA	12,831	46,842
Credito Emiliano SpA	49,902	255,485
Danieli & C Officine Meccaniche SpA(a)	10,005	252,652
Enel SpA	430,948	1,406,442
Eni SpA	101,952	2,290,953
Industria Macchine Automatiche SpA	8,473	198,216
Intesa Sanpaolo SpA	256,948	376,140
Italcementi SpA	10,845	63,030
Lottomatica Group SpA	28,666	673,547
Mediobanca SpA	84,769	431,386
Recordati SpA	100,457	909,125
Saras SpA*	48,649	59,087
Societa Cattolica di Assicurazioni SCRL*	7,733	133,721
Societa Iniziative Autostradali e Servizi SpA	75,888	710,611
UniCredit SpA*	102,896	439,219

		10,244,500

Japan — 4.1%
Aeon Delight Co. Ltd.	16,400	363,138
Aica Kogyo Co. Ltd.	10,200	187,426
Ain Pharmaciez, Inc.	3,200	172,688
Airport Facilities Co. Ltd.	9,000	62,695
Aisan Industry Co. Ltd.	12,700	122,562
Aisin Seiki Co. Ltd.	15,600	575,040
Alfresa Holdings Corp.	12,700	691,517
All Nippon Airways Co. Ltd.	155,000	319,879
Alpen Co. Ltd.	8,300	156,201
Alpine Electronics, Inc.	10,400	100,082
Amada Co. Ltd.	26,000	172,935
Amuse, Inc.	3,300	70,422
Anest Iwata Corp.	10,000	42,293

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
AOKI Holdings, Inc.	7,100	$183,061
Aoyama Trading Co. Ltd.	6,700	171,209
Aozora Bank Ltd.	180,000	509,078
Arcs Co. Ltd.	15,500	347,712
Arnest One Corp.	14,500	287,752
Arrk Corp.*	21,100	39,654
Artnature, Inc.	2,400	40,130
Asahi Broadcasting Corp.	14,300	130,068
Asahi Diamond Industrial Co. Ltd.	22,200	216,566
Asahi Glass Co. Ltd.	50,000	348,268
Asahi Holdings, Inc.	10,800	232,631
Asax Co. Ltd.	33	63,217
Astellas Pharma, Inc.	110,800	5,979,530
Autobacs Seven Co. Ltd.	7,800	122,369
Avex Group Holdings, Inc.	9,400	254,243
Azbil Corp.	9,100	189,637
Bank of Yokohama Ltd. (The)	92,000	533,763
Best Bridal, Inc.	153	222,919
Bridgestone Corp.	156,900	5,279,376
Brother Industries Ltd.	23,000	238,228
CAC Corp.	4,300	38,847
Calsonic Kansei Corp.	34,000	150,730
Canon Electronics, Inc.	11,100	221,077
Canon Marketing Japan, Inc.	10,100	149,732
Canon, Inc.	26,000	955,500
Capcom Co. Ltd.	8,300	133,644
Central Japan Railway Co.	1,900	200,760
Chiba Bank Ltd. (The)	59,000	425,307
Chiyoda Co. Ltd.	7,600	197,758
Chiyoda Integre Co. Ltd.	3,600	40,903
Chofu Seisakusho Co. Ltd.	2,700	61,612
Chori Co. Ltd.	8,000	92,832
Chudenko Corp.	11,000	110,781
Chugoku Bank Ltd. (The)	18,000	291,398
Chugoku Marine Paints Ltd.	14,000	74,764
CKD Corp.	19,900	128,905
Cleanup Corp.	7,400	50,679
Coca-Cola Central Japan Co. Ltd.	8,500	112,064
Cocokara Fine, Inc.	7,800	285,215
COMSYS Holdings Corp.	16,000	194,528
Create Restaurants Holdings, Inc.	4,800	111,798
Create SD Holdings Co. Ltd.	4,700	186,215
CyberAgent, Inc.	83	152,565
Dai Nippon Printing Co. Ltd.	17,000	162,427
Daido Metal Co. Ltd.	11,000	89,941
Daihatsu Diesel Manufacturing Co. Ltd.	19,000	100,362
Daihatsu Motor Co. Ltd.	53,000	1,102,881
Daiichi Jitsugyo Co. Ltd.	12,000	63,940
Daiichikosho Co. Ltd.	9,300	252,649
Daikoku Denki Co. Ltd.	4,100	111,553
Daikyo, Inc.	43,000	151,382
Dainichi Co. Ltd.	6,700	58,835
Daishi Bank Ltd. (The)	60,000	247,779
Daiwa House Industry Co. Ltd.	22,000	430,288
Daiwa Industries Ltd.	34,000	200,468
DANTO HOLDINGS Corp.*	34,000	53,623
Dena Co. Ltd.	10,600	289,025
Denyo Co. Ltd.	5,800	75,905
Doshisha Co. Ltd.	12,400	186,480
Doutor Nichires Holdings Co. Ltd.	10,800	158,520
Dr. Ci:Labo Co. Ltd.	104	318,214

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
DTS Corp.	4,900	$80,599
Duskin Co. Ltd.	16,700	337,682
Eizo Nanao Corp.	2,700	47,773
Elecom Co. Ltd.	3,400	48,839
Elematec Corp.	2,500	35,594
Exedy Corp.	13,300	311,771
F T Communications Co. Ltd.	56	127,901
FamilyMart Co. Ltd.	14,000	639,904
FANUC Corp.	33,700	5,188,809
FCC Co. Ltd.	11,600	281,664
Fields Corp.	8,900	154,334
First Juken Co. Ltd.	4,700	77,001
FJ Next Co. Ltd.	7,200	74,088
F-Tech, Inc.	2,500	40,195
Fuji Electronics Co. Ltd.	4,600	58,462
Fuji Kosan Co. Ltd.*	8,900	55,277
Fuji Machine Manufacturing Co. Ltd.	17,500	152,588
Fuji Media Holdings, Inc.	269	467,684
Fuji Seal International, Inc.	2,700	68,514
FUJIFILM Holdings Corp.	19,800	392,757
Fujikura Kasei Co. Ltd.	8,100	33,922
Fujishoji Co. Ltd.	37	46,173
Fukuda Denshi Co. Ltd.	4,000	148,961
Fukuoka Financial Group, Inc.	32,000	160,450
Futaba Corp.	9,200	98,508
Gendai Agency, Inc.	9,600	63,636
Gree, Inc.(a)	21,600	272,099
Gulliver International Co. Ltd.	10	587
Gunma Bank Ltd. (The)	53,000	316,526
Hachijuni Bank Ltd. (The)	75,000	449,321
Hakuhodo DY Holdings, Inc.	500	38,477
Hakuto Co. Ltd.	3,200	31,243
Heiwa Corp.	20,300	404,493
Hibiya Engineering Ltd.	4,000	41,362
Hiday Hidaka Corp.	8,200	182,727
Higo Bank Ltd. (The)	35,000	227,063
HI-LEX Corp.	7,100	143,822
Hirano Tecseed Co. Ltd.	4,800	45,484
HIS Co. Ltd.	4,500	194,937
Hitachi Chemical Co. Ltd.	43,800	671,379
Hitachi Transport System Ltd.	24,900	394,390
Hogy Medical Co. Ltd.	4,800	259,455
Hokkoku Bank Ltd. (The)	30,000	126,862
Honeys Co. Ltd.	5,970	77,840
Hoya Corp.	26,300	495,985
Hyakugo Bank Ltd. (The)	23,000	116,028
Ibiden Co. Ltd.	8,000	125,379
Ichirokudo Co. Ltd.	7,500	42,743
Idemitsu Kosan Co. Ltd.	1,700	148,309
Ines Corp.	9,100	69,389
Infocom Corp.	37	63,500
Information Services International-Dentsu Ltd.	5,900	61,662
INPEX Corp.	262	1,411,074
Iriso Electronics Co. Ltd.	2,400	49,134
Isuzu Motors Ltd.	133,000	806,045
IT Holdings Corp.	12,400	162,158
ITOCHU Corp.	84,900	1,043,195
Itochu-Shokuhin Co. Ltd.	1,200	48,880
Iwatsu Electric Co. Ltd.	50,000	52,896
Iyo Bank Ltd. (The)	29,000	269,158

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Japan Digital Laboratory Co. Ltd.	4,700	$58,910
Japan Petroleum Exploration Co.	8,400	331,052
J-COM Holdings Co. Ltd.	8,700	78,591
JFE Holdings, Inc.	5,700	110,324
JGC Corp.	25,000	641,624
Jidosha Buhin Kogyo Co. Ltd.	10,000	53,601
JTEKT Corp.	22,500	213,105
Justsystems Corp.*	18,300	120,865
JVC Kenwood Corp.	26,600	71,891
Kagoshima Bank Ltd. (The)	43,000	304,610
Kamei Corp.	8,000	89,404
Kamigumi Co. Ltd.	72,000	662,507
Kandenko Co. Ltd.	36,000	166,134
Kaneka Corp.	58,000	335,494
Kanematsu Electronics Ltd.	6,000	74,765
Kanto Natural Gas Development Ltd.	6,000	43,185
Kasai Kogyo Co. Ltd.	12,000	56,348
Kato Sangyo Co. Ltd.	9,500	198,775
KDDI Corp.	26,200	1,095,471
Keihin Corp.	15,700	217,446
Keiyo Bank Ltd. (The)	33,000	189,504
Kenko Mayonnaise Co. Ltd.	5,500	53,285
Kewpie Corp.	31,700	451,761
Kinden Corp.	50,000	328,236
Kinki Sharyo Co. Ltd.	19,000	61,797
Kintetsu World Express, Inc.	11,500	427,893
Kinugawa Rubber Industrial Co. Ltd.	13,000	66,370
KLab, Inc.*	11,500	59,519
Koito Manufacturing Co. Ltd.	23,000	397,132
Komatsu Wall Industry Co. Ltd.	2,700	56,520
Konica Minolta Holdings, Inc.	26,500	194,331
Konishi Co. Ltd.	13,400	238,865
Kurita Water Industries Ltd.	26,000	577,342
Kuroda Electric Co. Ltd.	9,500	113,620
KYB Co. Ltd.	21,000	104,913
Kyoei Steel Ltd.	7,800	139,910
Kyokuto Securities Co. Ltd.	8,700	143,851
KYORIN Holdings, Inc.	16,000	388,407
Kyowa Exeo Corp.	26,000	279,630
Lasertec Corp.	3,500	67,195
LEC, Inc.	4,900	66,680
Lintec Corp.	15,100	288,593
Lonseal Corp.*	46,000	69,697
Macnica, Inc.	6,000	122,352
Maeda Road Construction Co. Ltd.	34,000	465,307
Mamiya-Op Co. Ltd.	44,000	98,459
Mars Engineering Corp.	3,600	76,688
Maruka Machinery Co. Ltd.	5,300	75,097
Matsuda Sangyo Co. Ltd.	10,600	162,438
Matsumotokiyoshi Holdings Co. Ltd.	16,900	484,443
Medical System Network Co. Ltd.	7,700	40,156
Medipal Holdings Corp.	43,700	613,129
Megane TOP Co. Ltd.	9,000	125,202
Megmilk Snow Brand Co. Ltd.	6,100	96,797
Meiko Network Japan Co. Ltd.	2,900	40,219
Meitec Corp.	6,400	162,089
MID Reit, Inc., REIT	28	86,097
Ministop Co. Ltd.	6,400	103,835
Miraca Holdings, Inc.	9,800	470,973
Miraial Co. Ltd.	2,000	35,743
Miroku Jyoho Service Co. Ltd.	13,000	50,848

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Mitani Corp.	2,800	$50,765
Mitsuba Corp.	5,000	54,078
Mitsubishi Corp.	68,100	1,282,586
Mitsubishi Pencil Co. Ltd.	2,000	36,686
Mitsubishi Shokuhin Co. Ltd.	5,100	163,845
Mitsubishi Steel Manufacturing Co. Ltd.	46,000	98,528
Mitsubishi UFJ Financial Group, Inc.	139,800	843,446
Mitsuboshi Belting Co. Ltd.	7,000	37,228
Mitsui & Co. Ltd.	113,600	1,601,542
Mitsui Knowledge Industry Co. Ltd.	254	43,592
Mitsui Matsushima Co. Ltd.	102,000	200,666
Mitsui Sugar Co. Ltd.	24,000	75,824
Mizuho Financial Group, Inc.	140,900	302,344
Monogatari Corp. (The)	5,000	164,937
Moonbat Co. Ltd.	19,000	37,260
Morita Holdings Corp.	23,000	206,969
Moshi Moshi Hotline, Inc.	28,800	410,938
MTI Ltd.	5,500	59,974
Musashino Bank Ltd. (The)	3,200	126,602
NAC Co. Ltd.	17,000	276,339
Nagase & Co. Ltd.	23,000	285,216
Nakanishi, Inc.	1,000	125,636
Namco Bandai Holdings, Inc.	27,300	482,922
NEC Fielding Ltd.	5,700	72,954
NEC Mobiling Ltd.	4,100	272,152
NEC Networks & System Integration Corp.	7,300	143,124
NET One Systems Co. Ltd.	32,100	282,957
Nichiha Corp.	10,900	162,813
Nichii Gakkan Co.	32,500	282,689
Nichireki Co. Ltd.	12,000	81,293
Nifty Corp.	33	54,003
Nihon Nohyaku Co. Ltd.	14,000	95,131
Nihon Parkerizing Co. Ltd.	8,000	140,010
Nihon Trim Co. Ltd.	1,600	52,639
Nippo Corp.	23,000	283,945
Nippon Denko Co. Ltd.	50,000	165,934
Nippon Electric Glass Co. Ltd.	48,000	239,672
Nippon Hume Corp.	9,000	56,763
Nippon Konpo Unyu Soko Co. Ltd.	11,000	174,916
Nippon Paint Co. Ltd.	76,000	761,832
Nippon Pillar Packing Co. Ltd.	13,000	107,881
Nippon Piston Ring Co. Ltd.	31,000	59,003
Nippon Seisen Co. Ltd.	12,000	46,795
Nippon Shokubai Co. Ltd.	50,000	441,154
Nippon Telegraph & Telephone Corp.	195,000	8,513,621
Nippon Television Network Corp.	34,000	504,223
Nishi-Nippon City Bank Ltd. (The)	54,000	167,245
Nissan Chemical Industries Ltd.	46,000	554,430
Nisshin Fudosan Co.	9,800	76,053
Nissin Electric Co. Ltd.	7,000	33,270
Nissin Kogyo Co. Ltd.	14,800	247,214
Nitori Holdings Co. Ltd.	6,550	505,704
Nittetsu Mining Co. Ltd.	30,000	153,557
Nittoc Construction Co. Ltd.	14,600	54,757
Nittoku Engineering Co. Ltd.	8,500	89,703
NOF Corp.	14,000	69,264
NOK Corp.	15,400	222,790
Nomura Holdings, Inc.	42,400	263,632
NTN Corp.	28,000	75,168
NTT DoCoMo, Inc.	2,513	3,735,745
Nuflare Technology, Inc.	19	113,953

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Obara Group, Inc.	5,400	$103,597
Obic Co. Ltd.	1,170	271,290
Ohara, Inc.	4,200	28,914
Ohsho Food Service Corp.	2,800	86,654
Okabe Co. Ltd.	12,100	112,850
OKI Electric Cable Co. Ltd.*	26,000	38,541
Okinawa Cellular Telephone Co.	1,500	35,858
OKK Corp.	37,000	60,458
ORIX Corp.	54,500	695,854
Orix JREIT, Inc., REIT	85	120,030
Osaka Steel Co. Ltd.	2,100	36,179
Otsuka Holdings Co. Ltd.	32,600	1,131,528
Otsuka Kagu Ltd.	5,600	56,907
Oyo Corp.	10,500	177,394
Pacific Metals Co. Ltd.	29,000	149,953
Pal Co. Ltd.	5,900	164,963
PanaHome Corp.	28,000	200,314
Piolax, Inc.	5,700	155,563
Planex Holding, Inc.	76	50,373
Point, Inc.	4,140	204,496
Press Kogyo Co. Ltd.	24,000	124,701
Pressance Corp.	5,700	198,115
Prima Meat Packers Ltd.	47,000	114,067
Proto Corp.	7,400	112,380
Rengo Co. Ltd.	43,000	220,121
Rhythm Watch Co. Ltd.	43,000	75,687
Riberesute Corp.	74	53,502
Ricoh Leasing Co. Ltd.	5,700	158,803
Right On Co. Ltd.	6,200	47,158
Riken Corp.	35,000	147,370
Riso Kagaku Corp.	2,300	46,180
Rohm Co. Ltd.	5,100	176,831
Round One Corp.	12,300	90,977
Ryoden Trading Co. Ltd.	10,000	65,340
Ryosan Co. Ltd.	3,300	64,087
San-A Co. Ltd.	7,400	337,867
San-Ai Oil Co. Ltd.	9,000	45,378
San-In Godo Bank Ltd. (The)	57,000	491,956
Sanki Engineering Co. Ltd.	22,000	118,539
Sankyo Co. Ltd.	6,300	294,973
Sankyo Frontier Co. Ltd.	6,000	39,900
Sankyu, Inc.	46,000	208,719
Sanoh Industrial Co. Ltd.	6,900	47,804
Sanyo Denki Co. Ltd.	13,000	94,397
Sanyo Housing Nagoya Co. Ltd.	4,700	69,855
Seino Holdings Co. Ltd.	29,000	251,817
Sekisui Chemical Co. Ltd.	502,000	5,546,215
Sekisui House Ltd.	29,000	394,069
Sekisui Jushi Corp.	21,000	275,108
Seven & I Holdings Co. Ltd.	159,000	5,275,553
Shiga Bank Ltd. (The)	14,000	96,564
Shimachu Co. Ltd.	6,100	146,900
Shin-Etsu Polymer Co. Ltd.	15,400	60,245
Shinko Electric Industries Co. Ltd.	8,600	71,786
Shinko Plantech Co. Ltd.	10,400	84,145
Shinko Shoji Co. Ltd.	5,100	48,949
Shinmaywa Industries Ltd.	21,000	166,681
Shinsei Bank Ltd.	121,000	278,045
Shizuoka Bank Ltd/The	38,000	428,961
Showa Corp.	11,100	119,297
Showa Denko KK(a)	52,000	78,348

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Simplex Holdings, Inc.	161	$57,729
Sinanen Co. Ltd.	14,000	60,174
Sinko Industries Ltd.	16,700	160,141
SKY Perfect JSAT Holdings, Inc.	366	173,306
Skymark Airlines, Inc.*	29,200	114,745
SMC Corp.	37,700	7,320,878
SNT Corp.	11,900	52,933
Sodick Co. Ltd.	15,800	98,088
Softbank Corp.	5,900	271,823
Sogo Medical Co. Ltd.	3,400	120,248
Sohgo Security Services Co. Ltd.	25,700	377,115
Sony Financial Holdings, Inc.	53,400	798,688
SRA Holdings, Inc.	5,700	65,517
St. Marc Holdings Co. Ltd.	3,000	143,469
Stanley Electric Co. Ltd.	11,600	201,247
Star Micronics Co. Ltd.	10,400	103,097
Step Co. Ltd.	4,100	32,884
Studio Alice Co. Ltd.	7,900	115,085
Sumiken Mitsui Road Co. Ltd.	23,000	49,309
Sumitomo Corp.	40,700	514,780
Sumitomo Densetsu Co. Ltd.	18,100	248,972
Sumitomo Electric Industries Ltd.	39,900	490,933
Sumitomo Forestry Co. Ltd.	28,900	320,905
Sumitomo Heavy Industries Ltd.	75,000	297,822
Sumitomo Metal Mining Co. Ltd.	32,000	454,900
Sumitomo Mitsui Financial Group, Inc.	217,400	8,918,807
Sumitomo Mitsui Trust Holdings, Inc.	73,000	347,613
Sumitomo Pipe & Tube Co. Ltd.	12,900	103,720
Sumitomo Precision Products Co. Ltd.	17,000	75,984
Sumitomo Rubber Industries Ltd.	24,100	404,600
Sun Corp.	5,400	44,473
Suzuken Co. Ltd.	10,000	363,027
Suzuki Motor Corp.	217,200	4,867,729
Tachi-S Co. Ltd.	10,500	186,853
Tact Home Co. Ltd.	64	101,571
Taihei Dengyo Kaisha Ltd.	15,000	96,473
Taihei Kogyo Co. Ltd.	47,000	170,347
Taikisha Ltd.	10,500	235,925
Takamatsu Construction Group Co. Ltd.	2,200	33,513
Taka-Q Ltd.	16,500	76,316
Takara Standard Co. Ltd.	31,000	243,540
Takasago Thermal Engineering Co. Ltd.	16,000	132,915
Takata Corp.	7,800	157,788
Takeda Pharmaceutical Co. Ltd.	46,500	2,547,398
TBK Co. Ltd.	17,000	95,343
Tecmo Koei Holdings Co. Ltd.	14,500	142,833
Teijin Ltd.	27,000	62,645
Teikoku Sen-I Co. Ltd. (Class I Stock)	24,000	224,710
Temp Holdings Co. Ltd.	11,500	197,460
Tenma Corp.	4,100	49,089
TKC Corp.	5,000	92,747
Toa Corp.	8,000	63,543
TOA ROAD Corp.	29,000	108,279
Toagosei Co. Ltd.	78,000	341,818
Tocalo Co. Ltd.	6,000	88,154
Toei Co. Ltd.	19,000	137,084
Toho Holdings Co. Ltd.	20,000	460,444
Tokai Carbon Co. Ltd.	41,000	141,651
Tokai Corp.	6,400	196,788
Tokai Rika Co. Ltd.	22,100	413,211
Tokai Rubber Industries Ltd.	15,300	176,189

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Tokyo Ohka Kogyo Co. Ltd.	10,200	$217,524
Tokyo Tekko Co. Ltd.	12,000	46,750
Tomen Electronics Corp.	2,400	29,281
Tomoe Engineering Co. Ltd.	8,800	183,379
Tomy Co. Ltd.	8,500	43,126
Toppan Forms Co. Ltd.	19,300	187,543
Toppan Printing Co. Ltd.	29,000	209,360
Topre Corp.	10,200	105,305
Topy Industries Ltd.	49,000	114,270
Toridoll.corp.	8,200	84,057
Toshiba Machine Co. Ltd.	27,000	133,363
Toshiba Plant Systems & Services Corp.	32,000	393,259
Totetsu Kogyo Co. Ltd.	7,000	115,171
Touei Housing Corp.	5,400	91,638
Toyo Ink SC Holdings Co. Ltd.	66,000	314,767
Toyo Seikan Kaisha Ltd.	20,500	283,496
Toyoda Gosei Co. Ltd.	15,300	368,243
Toyota Boshoku Corp.	16,200	229,368
Trancom Co. Ltd.	7,500	214,842
Transcosmos, Inc.	12,500	186,222
Trusco Nakayama Corp.	11,400	227,237
TS Tech Co. Ltd.	10,900	310,465
Tsubakimoto Chain Co.	29,000	149,378
Tsuruha Holdings, Inc.	4,500	439,550
TV Asahi Corp.	12,000	230,114
Uniden Corp.*	16,000	39,059
Unipres Corp.	14,000	314,730
Universal Entertainment Corp.	7,100	141,118
Ushio, Inc.	17,700	181,198
Utoc Corp.	15,400	52,926
Valor Co. Ltd.	4,600	88,040
Vital KSK Holdings, Inc.	5,100	49,345
VT Holdings Co. Ltd.	14,300	155,006
Wakita & Co. Ltd.	27,000	287,555
Warabeya Nichiyo Co. Ltd.	7,200	116,461
Welcia Holdings Co. Ltd.	4,300	220,813
Wowow, Inc.	26	71,610
Xebio Co. Ltd.	7,100	151,045
Yamada Denki Co. Ltd.	3,480	159,665
Yamaguchi Financial Group, Inc.	13,000	129,818
Yamato Kogyo Co. Ltd.	1,500	41,132
Yamaya Corp.	3,600	58,971
Yamazen Corp.	15,100	99,883
Yellow Hat Ltd.	7,600	119,851
Yodogawa Steel Works Ltd.	37,000	139,431
Yokohama Rubber Co. Ltd. (The)	16,000	185,340
Yorozu Corp.	6,200	110,230
Yuasa Trading Co. Ltd.	68,000	144,451
Yusen Logistics Co. Ltd.	6,000	66,166
Zappallas, Inc.	109	122,193

		147,758,019

Kazakhstan
KazMunaiGas Exploration Production JSC, GDR	60,589	1,110,760

Liechtenstein
Verwaltungs-und Privat-Bank AG	458	40,527

Luxembourg — 0.1%
APERAM	3,629	44,593
ArcelorMittal	20,756	267,392

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Luxembourg (cont’d.)
Millicom International Cellular SA, SDR	17,135	$1,368,633
Oriflame Cosmetics SA, SDR(a)	27,119	923,866

		2,604,484

Malaysia
Affin Holdings Bhd	45,700	50,417
APM Automotive Holdings Bhd	13,400	21,421
Berjaya Sports Toto Bhd	140,800	188,847
BIMB Holdings Bhd	55,700	61,778
Hap Seng Plantations Holdings Bhd	122,900	108,354
JCY International Bhd	751,100	126,309
Kulim Malaysia Bhd	348,600	409,787
Mudajaya Group Bhd	238,500	186,625
Padini Holdings Bhd	192,100	118,083
POS Malaysia Bhd	216,900	296,999

		1,568,620

Mexico
Consorcio ARA SAB de CV*	176,600	72,061
Grupo Mexico SAB de CV (Class B Stock)	94,000	379,685

		451,746

Netherlands — 0.5%
Aegon NV	148,193	891,111
Amsterdam Commodities NV	6,853	138,796
Heineken NV	65,235	4,916,959
ING Groep NV, CVA*	35,029	248,623
Koninklijke Ahold NV	88,995	1,363,810
Koninklijke Boskalis Westminster NV	4,183	166,168
Koninklijke KPN NV(a)	122,076	410,613
Koninklijke Philips Electronics NV	38,802	1,148,213
Koninklijke Ten Cate NV	4,767	111,885
LyondellBasell Industries NV (Class A Stock)	31,400	1,987,306
Nutreco NV	15,029	1,379,180
PostNL NV*	56,225	112,433
Royal Dutch Shell PLC (Class B Stock)	27,597	916,224
Royal Dutch Shell PLC (Class A Stock), (XEQT)	54,995	1,775,783
Royal Dutch Shell PLC (Class A Stock), (XLON)	54,798	1,772,673
Royal Imtech NV(a)	31,336	354,645
SBM Offshore NV*	12,789	211,642
TKH Group NV	3,249	84,128

		17,990,192

New Zealand
Air New Zealand Ltd.	108,563	139,603
New Zealand Oil & Gas Ltd.	45,904	32,854
Nuplex Industries Ltd.	29,578	82,305
PGG Wrightson Ltd.	230,239	71,277
Restaurant Brands New Zealand Ltd.	16,718	39,026
Skellerup Holdings Ltd.	27,563	34,189
Sky Network Television Ltd.	66,561	295,300
Vector Ltd.	34,222	81,646
Warehouse Group Ltd. (The)	22,953	67,025

		843,225

Norway — 0.5%
Atea ASA	22,313	247,360
DNB ASA	454,771	6,668,859
Fred Olsen Energy ASA	26,590	1,138,124

	Shares	Value
COMMON STOCKS (Continued)
Norway (cont’d.)
Kongsberg Gruppen A/S	14,589	$289,744
SpareBank 1 SR Bank ASA	28,508	244,044
Statoil ASA	296,788	7,174,843
Telenor ASA	9,226	201,714
TGS Nopec Geophysical Co. ASA	28,106	1,058,652
Yara International ASA	34,479	1,561,981

		18,585,321

Philippines
First Philippine Holdings Corp.	133,300	342,040
Globe Telecom, Inc.	3,190	93,801

		435,841

Poland — 0.1%
Asseco Poland SA	20,674	266,597
Enea SA	68,380	311,772
Jastrzebska Spolka Weglowa SA	15,882	455,443
KGHM Polska Miedz SA	19,686	953,777
PGE SA	234,846	1,207,038
Synthos SA	296,090	572,726
Tauron Polska Energia SA	542,125	712,403

		4,479,756

Portugal
Banco Espirito Santo SA*	295,180	302,324
Portucel SA	172,346	592,956
Semapa-Sociedade de Investimento e Gestao	8,149	73,643

		968,923

Russia — 0.3%
Alliance Oil Co. Ltd., SDR*	36,526	290,905
Federal Grid Co. Unified Energy System JSC, GDR*	89,656	227,108
Federal Hydrogenerating Co. JSC, ADR(a)	127,499	244,543
Gazprom Neft OAO, ADR	13,574	287,226
Gazprom OAO, ADR	109,489	930,657
Lukoil OAO, ADR	15,294	986,463
Rosneft OAO, GDR*	41,900	319,663
Rostelecom OJSC, ADR	45,398	1,082,742
Sberbank of Russia, ADR	374,493	4,774,786
Surgutneftegas OAO, ADR	104,755	942,795
Tatneft OAO, ADR	17,300	684,734

		10,771,622

Singapore — 0.2%
Ausgroup Ltd.	282,000	123,315
Boustead Singapore Ltd.	154,000	183,383
Cape PLC	40,037	190,716
CDL Hospitality Trusts, REIT	158,000	261,576
CH Offshore Ltd.	84,000	32,221
ComfortDelGro Corp. Ltd.	529,000	816,286
Haw Par Corp. Ltd.	6,000	37,355
Ho Bee Investment Ltd.	164,000	255,721
Hong Fok Corp. Ltd.*	124,000	69,632
Hong Leong Finance Ltd.	24,000	53,866
Indofood Agri Resources Ltd.	386,000	385,473
Ipco International Ltd.*	3,119,000	71,038
Jardine Cycle & Carriage Ltd.	15,000	620,281
Keppel Corp. Ltd.	113,000	1,023,623
Lippo-Malls Indonesia Retail Trust, REIT	319,000	132,699
M1 Ltd.	85,000	202,846

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
Mapletree Logistics Trust, REIT	295,000	$289,191
Metro Holdings Ltd.	90,000	66,511
Pan-United Corp. Ltd.	238,000	184,577
QAF Ltd.	253,000	187,148
SembCorp Industries Ltd.	30,000	125,965
Singapore Land Ltd.	11,000	82,600
UMS Holdings Ltd.	104,000	37,804
UOL Group Ltd.	61,000	344,464
Wheelock Properties Singapore Ltd.	125,000	194,334

		5,972,625

South Africa — 0.2%
ABSA Group Ltd.	7,292	122,917
Astral Foods Ltd.	10,848	111,143
Gold Fields Ltd.	69,339	530,111
Kumba Iron Ore Ltd.	5,263	281,583
Lewis Group Ltd.	22,107	155,381
MTN Group Ltd.	74,910	1,315,505
Palabora Mining Co. Ltd.	4,406	50,312
Raubex Group Ltd.	11,845	25,119
Reunert Ltd.	69,419	579,416
Sasol Ltd.	20,631	913,927
Sibanye Gold Ltd.	69,339	100,970
Telkom SA Ltd.*	57,766	94,232
Vodacom Group Ltd.	117,619	1,405,754
Wilson Bayly Holmes-Ovcon Ltd.	24,280	407,320

		6,093,690

South Korea — 0.5%
AtlasBX Co. Ltd.	5,131	174,927
Busan City Gas Co. Ltd.	1,810	40,070
Capro Corp.	8,050	82,865
Chong Kun Dang Pharm Corp.	4,290	202,915
CJ Corp.	2,522	330,089
CJ O Shopping Co. Ltd.	570	151,761
Daechang Forging Co. Ltd.	1,880	80,844
Daelim Industrial Co. Ltd.	5,720	472,966
DCM Corp.	3,930	43,399
Digital Power Communications Co. Ltd.	38,300	129,131
Dongil Industries Co. Ltd.	1,090	56,534
Dongkook Industrial Co. Ltd.*	26,870	97,476
Dongyang E&P, Inc.	8,974	139,976
DRB Holding Co. Ltd.	11,162	61,601
Global & Yuasa Battery Co. Ltd.	4,450	196,461
Halla Climate Control Corp.	18,890	480,889
Handsome Co. Ltd.	4,350	113,693
Hankook Shell Oil Co. Ltd.	407	119,382
Hansae Yes24 Holdings Co. Ltd.	11,020	78,978
Husteel Co. Ltd.	3,150	72,703
Hyundai Home Shopping Network Corp.	1,365	170,270
Hyundai Motor Co.	31,025	6,271,546
Industrial Bank of Korea	9,810	113,017
INTOPS Co. Ltd.	5,130	148,182
INZI Display Co. Ltd.	28,082	78,924
Jinro Distillers Co. Ltd.	3,707	52,476
KB Financial Group, Inc.	10,360	346,089
KC Tech Co. Ltd.	16,300	67,217
Keyang Electric Machinery Co. Ltd.	17,420	39,804
Kia Motors Corp.	16,155	819,672
Korea Electric Terminal Co. Ltd.	5,400	145,357
Korea Exchange Bank	24,250	161,504

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Korea United Pharm, Inc.	18,540	$242,234
KT&G Corp.	16,407	1,113,364
Kwang Dong Pharmaceutical Co. Ltd.	19,930	116,500
Kyungdong Pharm Co. Ltd.	12,021	192,151
MegaStudy Co. Ltd.	2,461	157,962
Meritz Fire & Marine Insurance Co. Ltd.	23,410	256,607
Neowiz Corp.*	2,416	30,949
Neowiz Games Corp.*	3,495	63,932
S&T Dynamics Co. Ltd.	14,630	170,638
S&T Motiv Co. Ltd.	2,480	55,391
Saeron Automotive Corp.	6,880	41,149
Samsung Electronics Co. Ltd.	943	1,285,338
SeAH Steel Corp.	531	47,628
Sebang Co. Ltd.	3,010	50,149
Sindoh Co. Ltd.	3,295	196,942
SK Holdings Co. Ltd.	1,977	301,172
Taekwang Industrial Co. Ltd.	262	244,839
Whanin Pharmaceutical Co. Ltd.	14,030	159,484
Woori Finance Holdings Co. Ltd.	20,360	230,161
Youngone Holdings Co. Ltd.	1,490	100,976

		16,598,284

Spain — 0.3%
Abengoa SA	11,638	33,044
ACS Actividades de Construccion y Servicios SA	11,669	272,310
Banco Bilbao Vizcaya Argentaria SA.	68,546	594,238
Banco Popular Espanol SA*	149,682	110,901
Banco Santander SA	57,090	383,615
Construcciones y Auxiliar de Ferrocarriles SA	928	334,445
Corp. Financiera Alba	3,004	131,463
Duro Felguera SA	53,368	364,625
Ebro Foods SA	62	1,232
Enagas SA	68,136	1,586,539
Gamesa Corp. Tecnologica SA	20,090	61,291
Gas Natural SDG SA	107,371	1,900,725
Grupo Catalana Occidente SA	18,543	400,990
Mapfre SA	117,886	364,333
Obrascon Huarte Lain SA	16,369	537,996
Red Electrica Corp. SA	31,070	1,563,218
Repsol SA	31,522	640,445
Tecnicas Reunidas SA	12,126	568,202
Telefonica SA	25,089	337,363

		10,186,975

Sweden — 0.4%
Axfood AB	13,036	530,118
Bilia AB (Class A Stock)	5,946	107,212
Boliden AB	9,525	153,328
Byggmax Group AB	12,094	67,740
Clas Ohlson AB	6,103	81,479
Electrolux AB (Class B Stock)	15,604	397,011
Holmen AB (Class B Stock)	11,086	329,694
Industrivarden AB (Class C Stock)	40,284	733,161
Intrum Justitia AB	27,163	525,207
Investment AB Kinnevik (Class B Stock)	47,510	1,151,196
JM AB	17,727	420,287
Kungsleden AB	17,622	113,576
Loomis AB (Class B Stock)	11,057	205,308
Meda AB (Class A Stock)	32,120	380,764

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Modern Times Group AB (Class B Stock)	7,689	$305,953
Nolato AB (Class B Stock)	15,677	242,978
Saab AB	25,399	549,564
Sandvik AB	314,046	4,828,845
Scania AB	6,676	139,635
Semcon AB*	6,279	53,959
SKF AB (Class B Stock)	49,415	1,204,939
Swedish Match AB	25,735	798,918
Tele2 AB (Class B Stock)	25,774	448,515
TeliaSonera AB	264,323	1,887,341
Trelleborg AB (Class B Stock)	20,682	283,735

		15,940,463

Switzerland — 1.5%
ABB Ltd.*	29,311	661,064
BB Biotech AG	2,768	311,119
Bellevue Group AG	3,099	35,746
Conzzeta AG	19	37,227
Credit Suisse Group AG*	214,159	5,619,615
Ferrexpo PLC	51,887	136,472
Helvetia Holding AG	1,938	780,875
Implenia AG	6,158	336,345
Julius Baer Group Ltd.*	116,597	4,533,441
Nestle SA	152,832	11,052,267
Novartis AG	63,625	4,520,706
Roche Holding AG	53,716	12,505,253
Schweizerische National-Versicherungs-Gesellschaft AG	4,570	220,725
Swiss Life Holding AG*	4,454	660,147
Swiss Re AG*	10,569	859,504
Swisscom AG	2,491	1,152,478
Syngenta AG	11,348	4,733,812
Vaudoise Assurances Holding SA (Class B Stock)	390	139,271
Walter Meier AG	488	145,480
Zehnder Group AG	4,999	216,959
Zurich Insurance Group AG*	23,867	6,642,433

		55,300,939

Taiwan — 0.2%
Ability Enterprise Co. Ltd.	59,000	54,028
Accton Technology Corp.	135,000	79,086
Alcor Micro Corp.	31,000	34,605
Alpha Networks, Inc.	83,000	54,155
AMPOC Far-East Co. Ltd.	49,000	46,173
Anpec Electronics Corp.	48,000	31,989
Asustek Computer, Inc.	19,000	227,030
Audix Corp.	47,000	43,344
AV Tech Corp.	32,000	100,488
Chicony Electronics Co. Ltd.	35,480	94,357
China Ecotek Corp.	16,000	43,856
China Petrochemical Development Corp.	61,100	33,429
Chin-Poon Industrial Co.	240,000	282,918
Compal Electronics, Inc.	527,000	373,107
Creative Sensor, Inc.	77,000	38,761
CviLux Corp.	33,000	46,590
Cyberlink Corp.	28,000	90,261
Dynapack International Technology Corp.	55,000	193,284
Elite Material Co. Ltd.	204,000	205,667
Farglory Land Development Co. Ltd.	125,000	230,255
Feng Tay Enterprise Co. Ltd.	126,000	194,158

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Flytech Technology Co. Ltd.	27,000	$69,368
Gigabyte Technology Co. Ltd.	226,000	205,428
Grape King Industrial Co.	89,000	279,807
Great China Metal Industry	36,000	41,929
Greatek Electronics, Inc.	39,000	31,158
Holiday Entertainment Co. Ltd.	56,000	77,930
HTC Corp.	31,000	253,795
Hung Poo Real Estate Development Corp.	114,000	121,982
ICP Electronics, Inc.	88,400	113,205
Kung Long Batteries Industrial Co. Ltd.	63,000	138,855
Lite-On Technology Corp.	181,000	294,423
Lotes Co. Ltd.	19,000	56,532
Macroblock, Inc.	19,000	67,017
Makalot Industrial Co. Ltd.	38,000	142,466
Micro-Star International Co. Ltd.	142,000	67,246
MIN AIK Technology Co. Ltd.	30,000	83,125
Portwell, Inc.	62,000	60,826
Pou Chen Corp.	164,000	175,477
Primax Electronics Ltd.	92,000	80,834
Radiant Opto-Electronics Corp.	37,390	148,447
Sercomm Corp.	101,000	146,249
Sigurd Microelectronics Corp.	160,000	164,460
Simplo Technology Co. Ltd.	80,000	370,853
Sitronix Technology Corp.	25,000	35,877
Syncmold Enterprise Corp.	44,000	81,191
Taiwan Semiconductor Co. Ltd.	127,000	61,443
Taiwan Surface Mounting Technology Co. Ltd.	46,000	76,228
Teco Electric and Machinery Co. Ltd.	147,000	117,123
Test Research, Inc.	98,380	174,797
Topco Scientific Co. Ltd.	49,000	89,103
TPK Holding Co. Ltd.	13,000	260,262
Transcend Information, Inc.	34,000	110,461
TSRC Corp.	157,500	306,332
Vanguard International Semiconductor Corp.	98,000	90,942
Ways Technical Corp. Ltd.	51,000	123,960
Wistron Corp.	197,400	216,636
Youngtek Electronics Corp.	38,361	96,775
Yungshin Construction & Development Co.	40,000	91,055
Zinwell Corp.	103,000	83,968

		7,705,106

Thailand — 0.1%
Delta Electronics Thailand PCL, NVDR	413,000	519,830
Hana Microelectronics PCL, NVDR	103,500	89,338
Khon Kaen Sugar Industry PCL, NVDR	208,100	93,885
Lanna Resources PCL, NVDR	46,900	39,943
PTT Exploration & Production PCL, NVDR	122,900	625,557
PTT PCL, NVDR	77,000	854,156

		2,222,709

Turkey — 0.1%
Eczacibasi Yatirim Holding Ortakligi A/S	22,960	93,906
EGE Seramik Sanayi ve Ticaret A/S	54,280	69,001
Ford Otomotiv Sanayi A/S	20,486	294,388
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	110,775	325,719
Is Gayrimenkul Yatirim Ortakligi A/S, REIT	150,957	121,814
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)	189,972	170,096
Koza Anadolu Metal Madencilik Isletmeleri A/S*	119,841	343,103

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
Park Elektrik Uretim Madencilik Sanayi ve Ticaret A/S	66,515	$259,546
Sinpas Gayrimenkul Yatirim Ortakligi A/S, REIT	129,568	102,405
Turk Hava Yollari*	81,688	334,102
Turk Telekomunikasyon A/S	94,280	417,911
Turk Traktor ve Ziraat Makineleri A/S	15,400	506,439

		3,038,430

United Kingdom — 4.0%
3i Infrastructure PLC	140,513	283,106
Afren PLC*	249,008	536,510
African Barrick Gold PLC	92,836	272,387
Alent PLC*	41,167	236,194
AMEC PLC	88,991	1,427,902
Amlin PLC	58,396	375,772
Anglo American PLC	41,310	1,062,047
Anglo Pacific Group PLC	9,801	35,443
Ashmore Group PLC	161,308	857,852
AstraZeneca PLC	95,048	4,765,181
Avocet Mining PLC	74,469	21,499
BAE Systems PLC	221,678	1,328,121
Balfour Beatty PLC	91,971	328,123
Barclays PLC	1,315,564	5,819,921
Barratt Developments PLC*	77,227	321,637
Bellway PLC	20,047	395,073
Berendsen PLC	10,549	125,826
Berkeley Group Holdings PLC	25,426	788,514
BG Group PLC	401,093	6,880,617
BHP Billiton PLC	236,332	6,876,693
Bloomsbury Publishing PLC	22,155	38,713
Bovis Homes Group PLC	23,572	265,580
British American Tobacco PLC	53,680	2,876,778
British Sky Broadcasting Group PLC	88,942	1,193,317
BT Group PLC	170,703	721,065
Bumi PLC*	51,683	232,292
Cairn Energy PLC*	75,946	315,610
Capita PLC	379,093	5,178,378
Carillion PLC	126,675	524,115
Carphone Warehouse Group PLC	74,020	226,627
Centamin PLC*	351,494	264,103
Centrica PLC	1,393,172	7,783,710
Chemring Group PLC	58,823	232,475
Close Brothers Group PLC	31,364	501,344
Cobham PLC	231,852	856,062
Compass Group PLC	52,778	674,030
Computacenter PLC	16,551	135,802
Concentric AB(a)	20,796	221,792
Costain Group PLC	22,481	93,510
Cranswick PLC	17,753	265,973
Dart Group PLC	69,404	156,603
Debenhams PLC	111,559	140,353
Delphi Automotive PLC	6,800	301,920
Diageo PLC	220,344	6,947,165
Drax Group PLC	85,436	793,827
Electrocomponents PLC	32,161	122,657
EnQuest PLC*	260,955	569,388
Eurasian Natural Resources Corp. PLC	195,032	729,299
Evraz PLC	100,574	339,256
Fenner PLC	56,982	336,803
FirstGroup PLC	88,244	269,641

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Galliford Try PLC	13,099	$182,713
Gem Diamonds Ltd.*	9,616	19,981
GKN PLC	213,537	858,197
GlaxoSmithKline PLC	199,104	4,654,423
Go-Ahead Group PLC	4,086	91,327
Greene King PLC	34,341	366,301
Greggs PLC	39,925	289,247
Halfords Group PLC	28,205	138,297
Highland Gold Mining Ltd.	116,875	152,280
Hilton Food Group Ltd.	7,603	39,856
Home Retail Group PLC	42,731	100,768
HSBC Holdings PLC, (QMTF)	701,921	7,492,433
HSBC Holdings PLC, (XHKG)	143,200	1,537,935
ICAP PLC	40,519	178,790
IG Group Holdings PLC	51,400	417,054
Imperial Tobacco Group PLC	69,666	2,433,594
Inchcape PLC	50,162	383,000
Inmarsat PLC	33,672	359,421
Intermediate Capital Group PLC	58,384	375,340
Interserve PLC	38,443	291,653
Investec PLC	47,295	329,850
J. Sainsbury PLC	189,537	1,090,054
JD Sports Fashion PLC	3,017	31,814
JKX Oil & Gas PLC*	216,992	249,755
Kazakhmys PLC	69,445	414,055
Kier Group PLC	4,682	83,377
Kingfisher PLC	121,788	532,578
Ladbrokes PLC	225,588	773,977
Lancashire Holdings Ltd.	11,885	146,095
Legal & General Group PLC	717,127	1,881,814
Lloyds Banking Group PLC*	526,373	389,423
London Stock Exchange Group PLC	31,660	628,264
Man Strategic Holdings PLC	130,731	177,088
Micro Focus International PLC	36,479	379,961
Millennium & Copthorne Hotels PLC	13,217	114,270
Mitie Group PLC	131,819	562,423
Mondi PLC	43,370	589,136
Morgan Crucible Co. PLC	89,377	383,512
National Grid PLC	120,445	1,400,034
Next PLC	9,391	622,994
Northern Petroleum PLC*	32,400	22,646
Pearson PLC	46,485	836,282
Persimmon PLC	12,855	208,804
Petropavlovsk PLC	48,584	164,695
Premier Farnell PLC	50,541	171,329
Premier Oil PLC*	776,562	4,586,475
Provident Financial PLC	23,194	551,189
Prudential PLC	373,944	6,051,242
QinetiQ Group PLC	108,210	341,008
Reckitt Benckiser Group PLC	17,102	1,226,008
Rio Tinto PLC	11,955	560,393
Royal Bank of Scotland Group PLC*	379,858	1,590,125
RPC Group PLC	25,679	155,097
RSA Insurance Group PLC	321,377	568,403
SABMiller PLC	17,031	896,409
Sage Group PLC (The)	72,052	375,188
Segro PLC, REIT	30,423	117,554
Smith & Nephew PLC	149,008	1,720,725
Smiths Group PLC	64,657	1,234,921
Smiths News PLC	57,689	162,163
SSE PLC	31,777	716,531

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
St. Ives PLC	41,234	$84,582
Standard Chartered PLC	22,881	592,251
Standard Life PLC	270,314	1,500,398
Taylor Wimpey PLC	396,496	547,635
Tesco PLC	554,616	3,215,379
Unilever PLC	167,618	7,090,521
Vedanta Resources PLC	9,961	152,110
Vesuvius PLC	41,167	220,556
Vodafone Group PLC	543,543	1,541,111
WH Smith PLC(a)	34,894	395,794
William Hill PLC	61,955	348,216
WM Morrison Supermarkets PLC	299,802	1,258,191
WPP PLC	328,314	5,233,030
WS Atkins PLC	31,671	438,879
Xchanging PLC*	52,821	106,745

		142,172,275

United States — 2.1%
3M Co.	8,366	889,389
Abbott Laboratories	76,559	2,704,064
Alacer Gold Corp.*	58,000	234,090
American Electric Power Co., Inc.	28,649	1,393,201
AT&T, Inc.	37,079	1,360,428
Automatic Data Processing, Inc.	15,363	998,902
Baxter International, Inc.	14,822	1,076,670
Boart Longyear Ltd.	76,475	101,916
Bristol-Myers Squibb Co.	40,246	1,657,733
Caterpillar, Inc.	6,644	577,829
Chevron Corp.	6,672	792,767
Coca-Cola Co. (The)	37,024	1,497,251
Colgate-Palmolive Co.	13,832	1,632,591
Comcast Corp. (Class A Stock)	19,825	832,848
ConocoPhillips	12,944	777,934
CSX Corp.	27,712	682,547
Cummins, Inc.	4,350	503,773
Deere & Co.	8,734	750,949
Dominion Resources, Inc.	28,632	1,665,810
Duke Energy Corp.	26,465	1,921,094
EI du Pont de Nemours & Co.(a)	14,318	703,873
Eli Lilly & Co.	26,165	1,485,910
Emerson Electric Co.(a)	13,338	745,194
EOG Resources, Inc.	5,650	723,595
Exelon Corp.	41,853	1,443,091
Exxon Mobil Corp.	9,553	860,821
General Mills, Inc.	54,311	2,678,075
Hewlett-Packard Co.	33,587	800,714
Illinois Tool Works, Inc.	11,836	721,286
Intel Corp.(a)	40,749	890,366
International Business Machines Corp.	5,149	1,098,282
Johnson & Johnson(a)	21,977	1,791,785
Kimberly-Clark Corp.	24,210	2,372,096
Lockheed Martin Corp.	16,686	1,610,533
Lowe’s Cos., Inc.	26,552	1,006,852
McDonald’s Corp.	16,848	1,679,577
Medtronic, Inc.	22,408	1,052,280
Merck & Co., Inc.	25,737	1,138,348
Mondelez International, Inc. (Class A Stock)	70,732	2,165,107
Monsanto Co.	8,326	879,475
NextEra Energy, Inc.	18,843	1,463,724
Nicholas Financial, Inc.	3,300	48,510
NIKE, Inc. (Class B Stock)	15,496	914,419

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Norfolk Southern Corp.	9,227	$711,217
Occidental Petroleum Corp.	7,298	571,944
PepsiCo, Inc.	26,595	2,103,930
Pfizer, Inc.	42,767	1,234,256
Philip Morris International, Inc.	13,025	1,207,548
Praxair, Inc.	8,197	914,293
Procter & Gamble Co. (The)	21,311	1,642,226
QUALCOMM, Inc.	11,579	775,214
Southern Co. (The)(a)	50,185	2,354,680
Target Corp.(a)	21,977	1,504,326
Texas Instruments, Inc.	23,966	850,314
TJX Cos., Inc. (The)	27,564	1,288,617
United Technologies Corp.	8,081	755,008
Verizon Communications, Inc.	29,330	1,441,570
Visa, Inc. (Class A Stock)	5,655	960,445
Walgreen Co.(a)	29,079	1,386,487
Wal-Mart Stores, Inc.	24,705	1,848,675
Williams Cos., Inc. (The)	18,223	682,634
Yum! Brands, Inc.	17,065	1,227,656

		73,786,739

TOTAL COMMON STOCKS (cost $774,392,682)		825,548,470

EXCHANGE TRADED FUNDS — 22.4%
iShares Barclays Aggregate Bond Fund	277,908	30,772,753
iShares Gold Trust*(a)	1,090,755	16,928,518
iShares Russell 1000 Value Index Fund	2,399,441	194,762,626
iShares S&P 500 Index Fund(a)	1,514,667	238,302,559
SPDR Barclays High Yield Bond(a)	2,491,484	102,424,907
SPDR S&P 500 ETF Trust(a)	1,431,878	224,160,501

TOTAL EXCHANGE TRADED FUNDS (cost $742,277,189)		807,351,864

PREFERRED STOCKS — 0.1%
Brazil
AES Tiete SA, (PRFC)	56,100	544,135
Cia Energetica do Ceara, (PRFC A)	4,400	108,849

		652,984

Germany — 0.1%
Draegerwerk AG & Co. KGAA, (PRFC)	2,342	302,462
Jungheinrich AG, (PRFC)	5,163	216,978
KSB AG (PRFC)	248	143,468
ProSiebenSat.1 Media AG, (PRFC)	11,735	418,935
Volkswagen AG, (PRFC)(a)	2,868	569,835

		1,651,678

TOTAL PREFERRED STOCKS (cost $2,297,061)		2,304,662

UNAFFILIATED MUTUAL FUNDS — 11.1%
Aston Montag & Caldwell Growth Fund (Institutional Shares)	3,383,949	89,302,414
Caledonia Investments PLC (Ordinary Shares)	4,985	139,371
Neuberger Berman Genesis Fund (Institutional Shares)	2,697,784	146,354,782

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
T. Rowe Price Value Fund (Retail Shares)	5,537,568	$165,019,526

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $361,888,851)		400,816,093

	Units
WARRANTS* — 0.1%
Luxembourg
Idea Cellular Ltd., expiring 03/13/17 (cost $3,450,872)	2,466,794	5,130,932

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.6%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.280%(c)	10/25/34	A1	707	676,477
Series 2005-1, Class A2C
0.550%(c)	04/25/35	Aa3	1,274	1,239,696
American Credit Acceptance Receivables Trust,
Series 2012-2, Class A, 144A
1.890%	07/15/16	A+(d)	1,458	1,467,206
Series 2012-3, Class A, 144A
1.640%	11/15/16	A+(d)	1,339	1,338,519
Series 2013-1, Class A, 144A
1.450%	04/16/18	A+(d)	1,680	1,679,908
AmeriCredit Automobile Receivables Trust,
Series 2012-4, Class B
1.310%	11/08/17	AA(d)	1,105	1,112,738
Series 2012-5, Class B
1.120%	11/08/17	AA+(d)	1,345	1,348,085
Cabela’s Master Credit Card Trust,
Series 2012-2A, Class A2, 144A
0.680%(c)	06/15/20	AAA(d)	990	989,667
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-AA1, Class M2
1.250%(c)	02/25/35	Aa2	375	351,662
DT Auto Owner Trust,
Series 2012-2A, Class DS, 144A
4.350%	03/15/19	BBB(d)	1,275	1,343,559
Lake Country Mortgage Loan Trust,
Series 2006-HE1, Class M1, 144A
0.850%(c)	07/25/34	AA+(d)	4,020	3,861,817
Nationstar Home Equity Loan Trust,
Series 2007-A, Class AV3
0.350%(c)	03/25/37	Caa2	2,255	2,109,834
Park Place Securities, Inc.,
Series 2005-WHQ4, Class A2D
0.570%(c)	09/25/35	Ba3	560	556,000
Residential Asset Mortgage Trust,
Series 2005-RZ3, Class M1
0.680%(c)	09/25/35	Ba2	715	671,163
Series 2005-RZ4, Class A2
0.460%(c)	11/25/35	A1	541	536,296
Series 2006-RZ1, Class M1
0.600%(c)	03/25/36	Ba2	2,680	2,327,304

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A, 144A
1.780%	06/15/16		AA(d)	441	$441,513

TOTAL ASSET-BACKED SECURITIES (cost $21,923,394)					22,051,444

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Banc of America,
Series 2012-CLRN, Class A, 144A
1.350%(c)	08/15/17		Aaa	1,535	1,547,732
BB-UBS Trust,
Series 2012-SHOW, Class B, 144A
3.882%	11/05/36		Aa2	2,500	2,627,747
Extended Stay America Trust,
Series 2013-ESH7, Class A27, 144A
2.958%	12/05/31		Aaa	1,830	1,850,827
Series 2013-ESH7, Class B7, 144A
3.604%	12/05/31		AA-(d)	1,830	1,856,195
Morgan Stanley Capital I, Inc.,
Series 2013-WLSR, Class A, 144A
2.695%	01/11/32		AAA(d)	1,620	1,670,544

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,469,509)					9,553,045

CORPORATE BONDS — 7.9%
Australia — 0.1%
Rio Tinto Finance USA PLC,
Sr. Unsec’d. Notes
3.500%	03/22/22		A3	2,210	2,273,675

Canada — 1.4%
Agrium, Inc.,
Gtd. Notes
3.150%	10/01/22	(a)	Baa2	1,045	1,006,729
Bank of Montreal,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/18	(a)	Aaa	5,050	5,251,495
Bank of Nova Scotia,
Covered Bonds, 144A
1.750%	03/22/17	(a)	Aaa	2,265	2,337,707
1.950%	01/30/17	(a)	Aaa	5,475	5,693,453
2.150%	08/03/16		Aaa	4,620	4,830,210
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes, 144A
2.750%	01/27/16	(a)	Aaa	11,600	12,279,760
Toronto-Dominion Bank (The),
Covered Bonds, 144A
1.500%	03/13/17		Aaa	17,580	18,005,067

					49,404,421

Cayman Islands — 0.1%
XLIT Ltd.,
Gtd. Notes
5.750%	10/01/21	(a)	Baa2	1,410	1,674,541

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chile — 0.1%
Corpbanca SA,
Bank Gtd. Notes
3.125%	01/15/18	(a)	Baa1	2,825	$2,791,493

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16	(a)	A2	1,985	2,110,551

France — 0.1%
BNP Paribas SA,
Gtd. Notes, MTN
3.250%	03/03/23		A2	1,100	1,069,095
Electricite de France SA,
Sr. Sec’d. Notes, 144A
5.250%(c)	01/29/49		A3	3,505	3,482,007

					4,551,102

Germany — 0.1%
Norddeutsche Landesbank Girozentrale,
Sr. Unsec’d. Notes, 144A
0.875%	10/16/15	(a)	Aaa	4,400	4,412,760

Luxembourg — 0.1%
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A
7.250%	02/15/18	(a)	Ba3	1,850	1,926,313

Mexico
Mexico Generadora de Energia S de rl,
Sub. Notes, 144A
5.500%	12/06/32	(a)	Baa2	1,325	1,401,187

Netherlands — 0.3%
Bank Nederlandse Gemeenten,
Sr. Unsec’d. Notes, 144A
1.375%	03/23/15	(a)	Aaa	2,994	3,042,555
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Unsec’d. Notes
3.875%	02/08/22		Aa2	750	791,143
Deutsche Telekom International Finance BV,
Sr. Unsec’d. Notes
8.750%	06/15/30		Baa1	1,175	1,663,825
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, 144A
1.375%	05/16/14		Aaa	5,930	5,996,357
NXP BV/NXP Funding LLC,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/23		B3	865	882,300

					12,376,180

Norway — 0.6%
DNB Boligkreditt A/S,
Sr. Unsec’d. Notes, 144A
1.450%	03/21/18	(a)	Aaa	8,140	8,151,986
Eksportfinans ASA,
Covered Bonds
3.000%	11/17/14		Ba1	2,475	2,462,625
Sparebank 1 Boligkreditt A/S,
Covered Bonds, 144A
1.750%	11/15/19		Aaa	7,695	7,624,975
Sec’d. Notes, 144A
1.250%	10/25/14		Aaa	2,380	2,391,186

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Norway (cont’d.)
					$20,630,772

Panama
ENA Norte Trust,
Gtd. Notes, 144A
4.950%	04/25/23		Baa3	1,159	1,196,456

Supranational Bank
Eurasian Development Bank,
Sr. Unsec’d. Notes, 144A
4.767%	09/20/22		A3	440	451,959

Sweden — 0.2%
Swedbank Hypotek AB,
Covered Bonds, 144A
1.375%	03/28/18		Aaa	6,250	6,246,994
2.375%	04/05/17		Aaa	1,115	1,171,865

					7,418,859

Switzerland — 0.2%
Credit Suisse AG,
Sr. Unsec’d. Notes, 144A
1.625%	03/06/15		Aaa	2,385	2,430,997
UBS AG,
Sr. Unsec’d. Notes, 144A
2.250%	03/30/17	(a)	Aaa	2,790	2,907,138

					5,338,135

Turkey
Turkiye Halk Bankasi A/S,
Covered Bonds, 144A
3.875%	02/05/20		Baa2	1,420	1,395,150

Ukraine
National JSC Naftogaz of Ukraine,
Gtd. Notes
9.500%	09/30/14		NR	690	708,078

United Kingdom — 0.2%
Barclays Bank PLC,
Covered Bonds
6.750%	05/22/19		Aa3	1,800	2,238,982
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22	(a)	Aa3	2,995	3,222,404
UBM PLC,
Gtd. Notes, 144A
5.750%	11/03/20		Baa3	1,395	1,477,528
WPP Finance UK,
Gtd. Notes
8.000%	09/15/14		Baa3	1,005	1,103,303

					8,042,217

United States — 4.3%
313 Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	12/01/19		B1	1,985	1,970,113
AbbVie, Inc.,
Gtd. Notes, 144A
2.900%	11/06/22		Baa1	1,070	1,070,964
Alliance One International, Inc.,
Sr. Unsec’d. Notes
10.000%	07/15/16		B2	2,135	2,255,094

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Altria Group, Inc.,
Sr. Unsec’d. Notes
9.950%	11/10/38		Baa1	565	$933,065
American Axle & Manufacturing, Inc.,
Gtd. Notes
7.750%	11/15/19	(a)	B1	1,635	1,806,675
Anheuser-Busch InBev Worldwide, Inc.,
Covered Bonds
5.375%	11/15/14		Baa1	1,755	1,885,586
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	04/15/18		Ba1	1,555	1,574,437
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23	(a)	Baa2	1,035	996,800
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20	(a)	Baa1	2,790	3,255,841
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		Baa2	4,405	4,343,590
Boston Properties LP,
Gtd. Notes, REIT
3.700%	11/15/18		Baa2	845	926,558
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42		A3	2,320	2,308,658
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/21	(a)	B1	2,010	2,205,975
Caterpillar Financial Services Corp.,
Gtd. Notes, MTN
1.375%	05/20/14		A2	1,160	1,172,533
Sr. Unsec’d. Notes, MTN
1.100%	05/29/15		A2	815	824,310
Catholic Health Initiatives,
Sr. Unsec’d. Notes
2.950%	11/01/22		AA-(d)	2,440	2,464,368
CBS Corp.,
Gtd. Notes
4.850%	07/01/42		Baa2	1,390	1,351,789
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	11/15/19		Ba3	1,850	1,905,500
Cielo SA/Cielo USA, Inc.,
Sec’d. Notes, 144A
3.750%	11/16/22	(a)	Baa2	720	691,920
Citigroup, Inc.,
Covered Bonds
8.125%	07/15/39		A3	280	410,430
Sr. Unsec’d. Notes
3.375%	03/01/23		Baa2	4,315	4,349,667
CNA Financial Corp.,
Gtd. Notes
7.350%	11/15/19		Baa3	880	1,113,885
Coca-Cola Co. (The),
Gtd. Notes
1.800%	09/01/16	(a)	Aa3	1,380	1,426,626

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	(a)	A3	1,755	$1,763,512
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		Baa3	345	420,623
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	06/01/17		Baa2	1,245	1,472,287
Delphi Corp.,
Gtd. Notes
5.000%	02/15/23	(a)	Ba1	915	967,613
Digital Realty Trust LP,
Gtd. Notes, REIT
5.250%	03/15/21		Baa2	880	975,807
Sr. Unsec’d. Notes, REIT
5.875%	02/01/20		Baa2	1,440	1,640,497
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.150%	03/15/42	(a)	Baa2	1,555	1,502,771
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43		Baa2	1,875	1,918,260
DISH DBS Corp.,
Gtd. Notes
5.875%	07/15/22	(a)	Ba2	1,385	1,452,519
Dr. Pepper Snapple Group, Inc.,
Sr. Unsec’d. Notes
3.200%	11/15/21		Baa1	2,135	2,221,139
Enterprise Products Operating LLC,
Sr. Unsec’d. Notes
6.125%	10/15/39		Baa3	375	440,923
Express Scripts Holding Co.,
Sr. Unsec’d. Notes
6.125%	11/15/41		Baa3	810	1,016,002
Ford Motor Credit Co. LLC,
Covered Bonds
4.250%	02/03/17	(a)	Baa3	1,715	1,835,362
Sr. Unsec’d. Notes
3.000%	06/12/17	(a)	Baa3	2,395	2,456,267
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Sec’d. Notes
3.550%	03/01/22	(a)	Baa3	630	626,225
Sr. Unsec’d. Notes
2.150%	03/01/17		Baa3	690	698,162
Sr. Unsec’d. Notes, 144A
2.375%	03/15/18		Baa3	1,900	1,907,938
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	(a)	Aa2	820	956,108
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42	(a)	Aa3	1,010	1,012,570
George Washington University (The),
Pass-Through Certificates
3.485%	09/15/22		A1	1,275	1,348,714
Goldman Sachs Group Inc. (The),
Sr. Unsec’d. Notes
3.625%	01/22/23	(a)	A3	6,840	6,888,106

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
5.500%	03/30/20		Baa3	1,355	$1,580,324
Hawk Acquisition Sub, Inc.,
Sr. Unsec’d. Notes
4.250%	10/15/20		B1	2,165	2,167,706
HCA, Inc.,
Gtd. Notes
4.750%	05/01/23		Ba3	1,850	1,840,750
Health Care REIT, Inc.,
Gtd. Notes, REIT
4.125%	04/01/19		Baa2	2,600	2,818,629
Hornbeck Offshore Services, Inc.,
Gov’t. Gtd. Notes
5.000%	03/01/21		Ba3	2,280	2,262,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Sr. Unsec’d. Notes
8.000%	01/15/18		Ba3	1,550	1,658,500
ING US, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	07/15/22		Baa3	1,950	2,157,466
Jabil Circuit, Inc.,
Sr. Sec’d. Notes
5.625%	12/15/20		Ba1	1,685	1,786,100
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22		A2	1,970	1,966,958
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
6.000%	10/01/17	(a)	Aa2	2,975	3,504,398
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23	(a)	Baa2	1,855	1,880,558
Kraft Foods, Inc.,
Sr. Sec’d. Notes
6.875%	02/01/38		Baa2	145	194,040
Sr. Unsec’d. Notes
6.875%	01/26/39		Baa2	1,005	1,352,041
Lear Corp.,
Gtd. Notes, 144A
4.750%	01/15/23	(a)	Ba2	1,620	1,579,500
Lorillard Tobacco Co.,
Gtd. Notes
8.125%	06/23/19		Baa2	1,710	2,175,517
Lynx I Corp.,
Gtd. Notes, 144A
5.375%	04/15/21	(a)	Ba3	1,180	1,227,200
Macy’s Retail Holdings, Inc.,
Gtd. Notes
6.700%	07/15/34		Ba1	1,390	1,650,337
Sr. Unsec’d. Notes
2.875%	02/15/23	(a)	Baa3	1,910	1,848,496
Marathon Oil Corp.,
Gtd. Notes
2.800%	11/01/22	(a)	Baa2	2,665	2,601,525
MidAmerican Energy Holdings Co.,
Sr. Sec’d. Notes
5.750%	04/01/18		Baa1	1,160	1,393,589

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Mohawk Industries, Inc.,
Sr. Sec’d. Notes
3.850%	02/01/23		Ba1	1,355	$1,377,496
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
5.500%	01/26/20	(a)	A2	1,545	1,770,193
Sub. Notes
3.750%	02/25/23	(a)	Baa1	6,050	6,115,255
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.875%	11/15/41		Baa1	710	750,210
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		Baa2	1,470	1,616,194
6.000%	03/01/41		Baa2	595	710,353
Nordstrom, Inc.,
Gtd. Notes
6.750%	06/01/14		Baa1	785	839,948
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
1.750%	02/15/17		A2	595	611,767
ONEOK Partners LP,
Sr. Unsec’d. Notes
3.375%	10/01/22		Baa2	1,140	1,132,305
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22		A1	2,195	2,154,858
Pacific LifeCorp,
Gtd. Notes, 144A
5.125%	01/30/43		Baa1	860	833,728
Public Service Electric & Gas Co.,
Sr. Unsec’d. Notes, MTN
3.650%	09/01/42		A1	525	504,809
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		Baa2	1,780	1,759,875
7.250%	06/15/37		Baa3	410	534,453
7.625%	06/01/16		Baa3	1,065	1,268,395
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Unsec’d. Notes
7.125%	04/15/19	(a)	Ba3	2,080	2,233,400
Rowan Cos., Inc.,
Sr. Unsec’d. Notes
5.400%	12/01/42		Baa3	1,270	1,268,051
SLM Corp.,
Gtd. Notes, MTN
6.000%	01/25/17		Ba1	570	619,875
Southern Copper Corp.,
Gtd. Notes
6.750%	04/16/40	(a)	Baa2	750	845,522
Spectrum Brands Escrow Corp.,
Sr. Sec’d. Notes, 144A
6.625%	11/15/22		B3	865	938,525
Swiss Re Treasury US Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	12/06/42		A1	1,220	1,178,705
Terex Corp.,
Gtd. Notes
6.500%	04/01/20	(a)	B2	770	821,013

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Time Warner Cable, Inc., Gtd. Notes
6.550%	05/01/37		Baa2	635	$732,707
Time Warner, Inc., Gtd. Notes
4.900%	06/15/42		Baa2	600	602,747
Tyson Foods, Inc., Sr. Unsec’d. Notes
4.500%	06/15/22	(a)	Baa3	1,575	1,713,797
United Rentals North America, Inc., Bonds
6.125%	06/15/23	(a)	B3	1,405	1,503,350
United Technologies Corp., Gtd. Notes
4.500%	06/01/42		A2	695	740,778
Univision Communications, Inc., Notes, 144A
7.875%	11/01/20	(a)	B2	1,670	1,837,000
Valero Energy Corp., Gtd. Notes
4.500%	02/01/15		Baa2	315	335,532
Virginia Electric and Power Co., Sec’d. Notes
4.000%	01/15/43	(a)	A3	920	919,912
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes
3.625%	07/08/20		Aa2	485	534,955
Watson Pharmaceuticals, Inc., Gtd. Notes
3.250%	10/01/22	(a)	Baa3	1,150	1,165,742
WellPoint, Inc., Sr. Sec’d. Notes
4.650%	01/15/43		Baa2	2,200	2,199,397
Yum! Brands, Inc., Sr. Unsec’d. Notes
6.875%	11/15/37		Baa3	410	534,923

					155,118,093

TOTAL CORPORATE BONDS (cost $279,035,067)					283,221,942

FOREIGN GOVERNMENT BONDS — 0.2%
Province of Manitoba (Canada), Sr. Unsec’d. Notes
9.625%	12/01/18		Aa1	1,170	1,637,179
Province of New Brunswick (Canada), Sr. U nsec’d. Notes
2.750%	06/15/18		Aa2	2,230	2,397,295
Province of Quebec (Canada), Sr. Unsec’d. Notes
2.625%	02/13/23	(a)	Aa2	1,725	1,746,149
Sri Lanka Government International Bond (Sri Lanka), Unsec’d. Notes
5.875%	07/25/22		B1	1,390	1,442,125
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes
8.500%	10/08/14		B2	1,340	1,360,100

TOTAL FOREIGN GOVERNMENT BONDS (cost $8,532,774)					8,582,848

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.3%
Georgia — 0.1%
Municipal Electric Authority of Georgia, General Obligation Unlimited,
6.637%	04/01/57	A2	2,855	$3,382,804

Illinois
State of Illinois, Revenue Bonds,
7.350%	07/01/35	A1	1,340	1,608,375

North Carolina
University of North Carolina at Chapel Hill, Revenue Bonds,
3.596%	12/01/33	Aaa	1,685	1,650,222

Ohio — 0.1%
American Municipal Power, Inc., Revenue Bonds,
8.084%	02/15/50	A3	1,165	1,705,665

Pennsylvania — 0.1%
Philadelphia Authority for Industrial Development, Revenue Bonds,
3.964%	04/15/26	A2	2,720	2,715,947

TOTAL MUNICIPAL BONDS (cost $11,086,810)				11,063,013

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.4%
Barclays Capital,
Series BC-4067, Class US, Revenue Bonds
5.156%(c)	01/27/43	NR	3,320	3,129,100
Countrywide Asset-Backed Certificates,
Series 2005-IM1, Class A3
0.600%(c)	11/25/35	Caa1	2,255	2,027,468
Federal Home Loan Mortgage Corp.,
Series 4170, Class DS
3.850%(c)	01/15/33	NR	5,945	5,635,179
Federal National Mortgage Assoc.,
Series 2010-105, Class QI, IO
6.450%(c)	07/25/39	NR	2,754	558,012
Series 2010-140, Class GS, IO
5.800%(c)	07/25/39	NR	8,301	1,306,063
Series 2011-M8, Class SA, IO
6.100%(c)	08/25/21	NR	9,510	3,004,103
Series 2012-2, Class PS, IO
6.350%(c)	07/25/41	NR	2,855	648,653
Series 2012-75, Class SH, IO
6.450%(c)	11/25/41	NR	8,862	1,778,953
Series 2012-93, Class SH
7.340%(c)	09/25/42	NR	1	1,449
Series 2012-111, Class HS
3.500%(c)	10/25/42	NR	2,505	2,443,195
Series 2012-123, Class BI, IO
3.500%	11/25/32	NR	10,512	1,414,752
Series 2012-128, Class HS
5.690%(c)	11/25/42	NR	3,718	3,696,490
Series 2012-134, Class IL, IO
3.500%	12/25/32	NR	1,975	391,494
Series 2012-137, Class US
5.160%(c)	12/25/42	NR	830	808,505
Series 2012-150, Class DS
5.690%(c)	01/25/43	NR	2,680	2,595,802

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2646, Class SH
13.490%(c)	07/15/33	NR	87	$94,825
Series 3767, Class DS, IO
6.500%(c)	02/15/39	NR	4,445	741,871
Series 3792, Class DS, IO
6.400%(c)	11/15/40	NR	5,524	830,229
Series 3792, Class SP, IO
6.400%(c)	06/15/39	NR	13,275	1,674,282
Series 3946, Class SL, IO
6.450%(c)	04/15/41	NR	1,667	397,005
Series 3955, Class SB, IO
6.450%(c)	02/15/41	NR	2,544	535,800
Series 4058, Class PS, IO
5.950%(c)	12/15/41	NR	3,993	652,466
FREMF Mortgage Trust,
Series 2012-K18, Class B
4.270%(c)	01/25/45	NR	875	927,315
Series 2012-K21, Class B
3.940%(c)	07/25/45	Aaa	3,775	3,923,069
Series 2012-K22, Class B
3.690%(c)	08/25/45	A+(d)	1,345	1,368,518
Series 2012-K22, Class C
3.690%(c)	08/25/45	A-(d)	1,655	1,526,827
Series 2012-K706, Class B
4.020%(c)	11/25/44	A2	3,805	4,050,426
Series 2012-K711, Class B
3.560%(c)	08/25/45	NR	1,395	1,426,208
Series 2012-KF01, Class B
2.800%(c)	10/25/44	A3	5,780	6,074,688
Government National Mortgage Assoc.,
Series 2009-44, Class FK
1.250%(c)	06/16/39	NR	938	958,224
Series 2012-7, Class A
3.500%	04/20/36	NR	1,870	1,990,984
Series 2012-53, Class IO, IO
1.090%(c)	03/16/47	NR	20,686	1,608,701
Series 2012-65, Class A
3.500%	03/20/36	NR	2,703	2,898,302
Series 2012-70, Class IO, IO
0.960%(c)	08/16/52	NR	17,803	1,248,683
Series 2012-107, Class IO, IO
0.700%(c)	12/16/53	NR	33,843	2,378,796
Series 2012-132, Class IO, IO
1.190%(c)	06/16/54	NR	3,878	326,875
Series 2012-135, Class IO, IO
1.040%(c)	01/16/53	NR	30,750	2,705,105
Series 2012-139, Class IO, IO
0.870%(c)	02/16/53	NR	28,426	2,313,402
Series 2012-153, Class TV
4.000%	02/20/42	NR	3,430	3,444,145
Series 2013-17, Class IO, IO
0.990%(c)	06/16/54	NR	4,565	341,785
Impac Secured Assets Trust,
Series 2006-1, Class 2A2
0.610%(c)	05/25/36	Aa3	1,100	1,050,186
Series 2006-2, Class 2A1
0.550%(c)	08/25/36	Aaa	1,344	1,302,455

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Mortgage Trust,
Series 2013-1, Class 2A2
2.500%(c)	03/01/43	NR	4,200	$4,269,990
Opteum Mortgage Acceptance Corp.,
Series 2005-3, Class APT
0.490%(c)	07/25/35	Baa1	1,980	1,913,568
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 1A1
2.630%(c)	09/25/37	B3	1,722	1,690,629
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-16, Class A5
5.000%	11/25/36	Baa3	1,030	1,061,316

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $83,645,928)				85,165,893

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.0%
Federal Home Loan Mortgage Corp.
1.140%	10/15/18		29,680	29,501,920
3.000%	01/01/43-03/01/43		32,454	33,388,924
3.000%	TBA		17,085	17,544,159
Federal National Mortgage Assoc.
2.500%	08/01/27-10/01/27		52,695	54,794,510
2.630%	10/10/24		36,190	36,279,245
3.000%	TBA		13,620	14,047,752
4.000%	TBA		2,705	2,883,784
4.500%	10/01/40		2,044	2,243,477
Government National Mortgage Assoc.
3.000%(c)	07/20/41		1,430	1,520,235
3.000%	TBA		46,960	49,087,875
3.500%(c)	11/20/41		4,201	4,474,270
4.000%(c)	07/20/41		4,493	4,826,001
4.000%	03/20/42		591	640,166
4.500%	07/20/41		658	724,031

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $252,258,001)				251,956,349

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Bonds
2.750%	11/15/42		895	829,553
3.125%	11/15/41		15,420	15,511,564
U.S. Treasury Notes
0.250%	09/30/14-10/15/15		36,940	36,943,980
0.375%	11/15/15-03/15/16		13,490	13,501,065
0.750%	12/31/17		8,375	8,386,122
1.625%	11/15/22		12,955	12,725,256
2.000%	02/15/23	(a)	4,760	4,820,243

TOTAL U.S. TREASURY OBLIGATIONS (cost $92,993,961)	92,717,783

TOTAL LONG-TERM INVESTMENTS (cost $2,643,252,099)	2,805,464,338

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 29.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 26.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $944,146,366; includes $249,420,235 of cash collateral for securities on loan)(b)(w)	944,146,366	$944,146,366

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 2.9%
U.S. Treasury Bills
0.049%	05/16/13	5,000	4,999,687
0.057%	09/12/13	5,000	4,997,780
0.065%	04/18/13-05/09/13	55,000	54,996,346
0.123%	05/23/13	8,000	7,999,309
0.171%	08/22/13	30,000	29,989,290

TOTAL U.S. TREASURY OBLIGATIONS (cost $102,972,400)			102,982,412

TOTAL SHORT-TERM INVESTMENTS (cost $1,047,118,766)			1,047,128,778

TOTAL INVESTMENTS — 107.1% (cost $3,690,370,865)			3,852,593,116
Liabilities in excess of other assets(x) — (7.1)%			(255,915,562)

NET ASSETS — 100.0%			$3,596,677,554

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CAC	French Stock Market Index
CVA	Certificate Van Aandelen (Bearer)
DAX	German Stock Index
ETF	Exchange Traded Fund
FREMF	Freddie Mac Mortgage Trust
FSB	Federal Savings Bank
GDR	Global Depositary Receipt
IO	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moodys or Standard & Poors
NVDR	Non-voting Depositary Receipt
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights
TBA	To Be Announced
TSX	Toronto Stock Exchange
UTS	Units Trust Security
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar

CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona

*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $242,960,260; cash collateral of $249,420,235 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)
Long Positions:
97	2 Year U.S. Treasury Notes	Jun. 2013	$21,385,469	$21,383,953	$(1,516)
189	10 Year U.S. Treasury Notes	Jun. 2013	24,903,578	24,945,047	41,469
3,735	10 Year Canadian Bonds	Jun. 2013	492,791,308	496,431,264	3,639,956
88	30 Year U.S. Treasury Bonds	Jun. 2013	12,685,063	12,713,250	28,187
61	30 Year U.S. Ultra Treasury Bonds	Jun. 2013	9,671,359	9,613,219	(58,140)
392	DAX Index	Jun. 2013	100,133,056	97,991,206	(2,141,850)
1,833	FTSE 100 Index	Jun. 2013	178,068,884	176,885,767	(1,183,117)
249	Nikkei 225 Index	Jun. 2013	30,881,978	32,799,703	1,917,725
1,884	Russell 2000 Mini	Jun. 2013	176,812,006	178,490,160	1,678,154
5,518	S&P 500 E-Mini	Jun. 2013	426,329,405	431,148,930	4,819,525

					8,740,393

Short Positions:
62	90 Day Euro Dollar	Jun. 2013	15,431,188	15,448,850	(17,662)
62	90 Day Euro Dollar	Sep. 2013	15,426,875	15,442,650	(15,775)
62	90 Day Euro Dollar	Dec. 2013	15,421,113	15,438,000	(16,887)
62	90 Day Euro Dollar	Mar. 2014	15,415,200	15,434,900	(19,700)
62	90 Day Euro Dollar	Jun. 2014	15,406,813	15,430,250	(23,437)
62	90 Day Euro Dollar	Sep. 2014	15,415,450	15,424,050	(8,600)
62	90 Day Euro Dollar	Dec. 2014	15,417,075	15,415,525	1,550
62	90 Day Euro Dollar	Mar. 2015	15,394,600	15,405,450	(10,850)
727	5 Year U.S. Treasury Notes	Jun. 2013	90,119,775	90,187,758	(67,983)
4,317	10 Year U.S. Treasury Notes	Jun. 2013	566,377,030	569,776,547	(3,399,517)
2,044	CAC 40 10 Euro	Apr. 2013	100,248,674	97,782,495	2,466,179
180	S&P/TSX 60 Index	Jun. 2013	26,017,030	25,830,979	186,051
1,302	Swiss Market Index	Jun. 2013	105,608,704	105,498,620	110,084

					(816,547)

					$7,923,846

(1)	Cash of $68,981,381 has been segregated to cover requirement for open futures contracts as of March 31, 2013.

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/04/13	Deutsche Bank	AUD	318	$331,426	$330,744	$(682)
British Pound,
Expiring 04/04/13	Barclays Capital Group	GBP	44,700	67,523,107	67,917,111	394,004
Expiring 04/04/13	State Street Bank	GBP	262	398,095	398,651	556
Expiring 04/04/13	State Street Bank	GBP	15	22,965	22,991	26
Canadian Dollar,
Expiring 04/04/13	Toronto Dominion	CAD	28,940	28,498,277	28,484,179	(14,098)
Euro,
Expiring 04/04/13	Barclays Capital Group	EUR	23,100	30,704,293	29,612,158	(1,092,135)
Expiring 04/04/13	Deutsche Bank	EUR	232	296,851	296,850	(1)
Expiring 04/04/13	Hong Kong & Shanghai Bank	EUR	25,200	33,634,464	32,304,172	(1,330,292)
Expiring 04/04/13	JPMorgan Chase	EUR	27,250	34,839,860	34,932,091	92,231
Expiring 04/04/13	State Street Bank	EUR	11,170	14,274,545	14,318,952	44,407
Japanese Yen,
Expiring 04/04/13	BNP Paribas	JPY	9,443,721	100,283,753	100,325,602	41,849
Expiring 04/04/13	BNP Paribas	JPY	2,206,575	23,431,825	23,441,603	9,778
South Korean Won,
Expiring 04/04/13	Standard Chartered PLC	KRW	12,427,000	11,165,319	11,164,884	(435)
Swiss Franc,
Expiring 04/04/13	UBS Securities	CHF	17,000	17,818,212	17,909,517	91,305

				$363,222,992	$361,459,505	$(1,763,487)

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/04/13	Deutsche Bank	AUD	369	$385,212	$384,420	$792
British Pound,
Expiring 04/04/13	JPMorgan Chase	GBP	44,700	72,413,103	67,917,112	4,495,991
Expiring 04/04/13	State Street Bank	GBP	168	254,617	254,972	(355)
Expiring 06/27/13	Barclays Capital Group	GBP	44,700	67,493,378	67,887,508	(394,130)
Canadian Dollar,
Expiring 04/04/13	JPMorgan Chase	CAD	28,940	29,246,208	28,484,179	762,029
Expiring 06/27/13	Toronto Dominion	CAD	28,940	28,443,379	28,429,484	13,895
Danish Krone,
Expiring 04/03/13	Bank of New York Mellon	DKK	19	3,237	3,227	10
Euro,
Expiring 04/04/13	Deutsche Bank	EUR	465	596,590	596,588	2
Expiring 04/04/13	JPMorgan Chase	EUR	27,250	35,887,434	34,932,090	955,344
Expiring 04/04/13	JPMorgan Chase	EUR	23,100	30,422,009	29,612,158	809,851
Expiring 04/04/13	State Street Bank	EUR	25,200	3,225,641	3,304,172	(78,531)
Expiring 04/04/13	State Street Bank	EUR	11,170	14,284,152	14,318,952	(34,800)
Expiring 06/27/13	JPMorgan Chase	EUR	27,250	34,862,971	34,953,912	(90,941)
Expiring 06/27/13	State Street Bank	EUR	11,170	14,284,152	14,327,897	(43,745)
Japanese Yen,
Expiring 04/04/13	Hong Kong & Shanghai Bank	JPY	5,100,221	53,244,273	54,182,323	(938,050)
Expiring 04/04/13	JPMorgan Chase	JPY	4,343,500	51,905,264	46,143,278	5,761,986
Expiring 04/04/13	JPMorgan Chase	JPY	2,206,575	26,368,794	23,441,603	2,927,191
Expiring 06/27/13	BNP Paribas	JPY	9,443,721	100,342,464	100,386,317	(43,853)
Expiring 06/27/13	BNP Paribas	JPY	2,206,575	23,445,544	23,455,790	(10,246)
South Korean Won,
Expiring 04/04/13	JPMorgan Chase	KRW	12,427,000	11,509,679	11,164,885	344,794
Expiring 06/27/13	Standard Chartered PLC	KRW	12,427,000	11,122,349	11,115,949	6,400
Swiss Franc,
Expiring 04/04/13	JPMorgan Chase	CHF	17,000	18,552,046	17,909,517	642,529
Expiring 06/27/13	UBS Securities	CHF	17,000	17,836,066	17,929,600	(93,534)

				$646,128,562	$631,135,933	$14,992,629

Cross currency exchange contracts outstanding at March 31, 2013:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
04/04/13	Buy	AUD	52,158	CAD	54,526	$(240,884)	JPMorgan Chase
04/04/13	Buy	CAD	54,526	AUD	52,158	(609,246)	Westpac Banking Corp.
04/04/13	Buy	CHF	154,896	EUR	127,209	112,456	JPMorgan Chase
04/04/13	Buy	EUR	125,956	CHF	154,896	(1,718,794)	Hong Kong & Shanghai Bank
06/27/13	Buy	EUR	127,256	CHF	154,896	(133,239)	Credit Suisse First Boston Corp.
04/04/13	Buy	NOK	1,031,908	SEK	1,147,830	571,103	JPMorgan Chase
06/27/13	Buy	NOK	1,034,566	SEK	1,147,830	695,152	JPMorgan Chase
04/04/13	Buy	SEK	1,147,830	NOK	1,033,057	(708,169)	JPMorgan Chase

						$(2,031,621)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$630,346	$23,288,474	$—
Austria	3,173,013	—	—
Belgium	5,114,876	—	—
Bermuda	7,043,414	—	—
Brazil	1,928,207	—	—
Cambodia	—	393,883	—
Canada	32,048,561	—	—
Chile	182,676	—	—
China	1,378,508	8,176,274	49,437
Cyprus	739,928	—	—
Denmark	963,173	—	—
Finland	4,188,556	—	—
France	72,837,385	—	—
Gabon	44,728	—	—
Germany	47,235,106	—	—
Greece	657,209	—	—
Guernsey	67,138	—	—
Hong Kong	7,195,294	27,219,286	—
Hungary	247,581	—	—
Indonesia	—	2,327,969	—
Ireland	9,636,798	—	—
Isle of Man	98,847	—	—
Israel	11,810,032	—	—
Italy	10,244,500	—	—
Japan	1,019,550	146,738,469	—
Kazakhstan	1,110,760	—	—
Liechtenstein	40,527	—	—
Luxembourg	2,604,484	—	—
Malaysia	836,561	732,059	—
Mexico	451,746	—	—
Netherlands	17,990,192	—	—
New Zealand	177,328	665,897	—
Norway	18,585,321	—	—
Philippines	93,801	342,040	—
Poland	4,479,756	—	—
Portugal	968,923	—	—
Russia	10,771,622	—	—
Singapore	393,562	5,579,063	—
South Africa	6,093,690	—	—
South Korea	1,472,883	15,125,401	—
Spain	10,186,975	—	—
Sweden	15,940,463	—	—
Switzerland	55,300,939	—	—
Taiwan	—	7,705,106	—
Thailand	—	2,222,709	—
Turkey	3,038,430	—	—
United Kingdom	140,634,340	1,537,935	—
United States	73,786,739	—	—
Exchange Traded Funds	807,351,864	—	—
Preferred Stocks:
Brazil	652,984	—	—
Germany	1,651,678	—	—
Unaffiliated Mutual Funds	400,816,093	—	—
Warrants:
Luxembourg	—	5,130,932	—
Asset-Backed Securities	—	22,051,444	—
Commercial Mortgage-Backed Securities	—	9,553,045	—
Corporate Bonds	—	283,221,942	—
Foreign Government Bonds	—	8,582,848	—
Municipal Bonds	—	11,063,013	—

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Level 1	Level 2	Level 3
Residential Mortgage-Backed Securities	$—	$82,036,793	$3,129,100
U.S. Government Agency Obligations	—	251,956,349	—
U.S. Treasury Obligations	—	195,700,195	—
Affiliated Money Market Mutual Fund	944,146,366	—	—
Other Financial Instruments*
Futures	7,923,846	—	—
Forward Foreign Currency Exchange Contracts	—	11,197,521	—

Total	$2,745,987,299	$1,122,548,647	$3,178,537

Fair Value of Level 2 investments at 12/31/12 was $1,417,576,085. Of that amount, $590,135,726 were classified as Level 2 investments as a result of fair valuing such foreign investments using third party modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $377,128,258 was transferred from Level 2 into Level 1 at 03/31/13 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:

Affiliated Money Market Mutual Fund (6.9% represents investments purchased with collateral from securities on loan)	26.2%
Exchange Traded Funds	22.4
Unaffiliated Mutual Funds	11.1
U.S. Government Agency Obligations	7.0
Commercial Banks	5.9
U.S. Treasury Obligations	5.5
Oil & Gas	2.4
Residential Mortgage-Backed Securities	2.4
Pharmaceuticals	2.1
Telecommunications	1.6
Food	1.5
Insurance	1.4
Metals & Mining	1.1
Chemicals	1.1
Retail	1.0
Electric	0.8
Diversified Financial Services	0.7
Auto Parts & Equipment	0.7
Beverages	0.7
Commercial Services	0.6
Asset-Backed Securities	0.6
Auto Manufacturers	0.6
Media	0.6
Holding Companies	0.5
Tobacco	0.5
Real Estate	0.4
Transportation	0.4
Construction & Engineering	0.4
Machinery & Equipment	0.4
Aerospace & Defense	0.4
Hand/Machine Tools	0.4

Derivative Fair Value at 3/31/13
Equity contracts	$12,983,683
Foreign exchange contracts	11,197,521
Interest rate contracts	71,095

Total	$24,252,299

Healthcare Products	0.3%
Apparel	0.3
Electronics	0.3
Semiconductors	0.3
Municipal Bonds	0.3
Electronic Components & Equipment	0.3
Cosmetics/Personal Care	0.3
Home Builders	0.3
Software	0.3
Real Estate Investment Trusts	0.3
Commercial Mortgage-Backed Securities	0.3
Miscellaneous Manufacturing	0.2
Foreign Government Bonds	0.2
Distribution/Wholesale	0.2
Advertising	0.2
Computers	0.2
Household Products/Wares	0.2
Building Materials	0.2
Entertainment	0.2
Healthcare Services	0.1
Pipelines	0.1
Investment Companies	0.1
Internet	0.1
Paper & Forest Products	0.1
Textiles & Apparel	0.1
Home Furnishings	0.1
Office Equipment & Supplies	0.1

107.1
Liabilities in excess of other assets	(7.1)

100.0%

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 79.3%
COMMON STOCKS — 31.0%
Australia — 0.8%
Adelaide Brighton Ltd.	366,563	$1,356,023
Aditya Birla Minerals Ltd.	131,468	59,959
ALS Ltd.	133,157	1,460,586
AMP Ltd.	54,226	295,428
ARB Corp. Ltd.	23,544	309,701
Ausdrill Ltd.	168,449	511,615
Ausenco Ltd.	44,397	179,257
AWE Ltd.*	159,677	216,519
BHP Billiton Ltd.	33,832	1,156,547
Breville Group Ltd.	47,918	294,349
Cabcharge Australia Ltd.	46,091	220,275
Cardno Ltd.	182,634	1,312,782
carsales.com Ltd.	46,269	454,259
Coca-Cola Amatil Ltd.	32,344	491,812
Codan Ltd.	121,325	485,038
Collection House Ltd.	167,792	270,779
Credit Corp. Group Ltd.	32,450	302,189
CSR Ltd.	71,599	154,057
Decmil Group Ltd.	108,016	265,807
Emeco Holdings Ltd.	361,241	236,337
Fleetwood Corp. Ltd.	46,387	450,215
Flight Centre Ltd.	29,625	1,040,092
Forge Group Ltd.	75,327	472,616
Gindalbie Metals Ltd.*(a)	230,803	50,950
Grange Resources Ltd.	551,522	124,846
GUD Holdings Ltd.	47,653	357,014
Hills Holdings Ltd.	75,032	87,381
iiNET Ltd.	52,931	287,300
Iluka Resources Ltd.	91,683	901,115
Imdex Ltd.	84,831	108,834
Investa Office Fund, REIT	110,394	352,197
JB Hi-Fi Ltd.(a)	12,680	195,523
Kingsgate Consolidated Ltd.	86,324	351,274
Leighton Holdings Ltd.	23,737	511,193
Macmahon Holdings Ltd.	344,428	83,425
Mermaid Marine Australia Ltd.	145,436	571,136
Mineral Resources Ltd.	31,353	348,061
Monadelphous Group Ltd.(a)	93,743	2,224,207
Mount Gibson Iron Ltd.	562,807	306,868
Myer Holdings Ltd.	153,134	471,873
NRW Holdings Ltd.	417,125	722,595
OrotonGroup Ltd.	7,593	56,888
OZ Minerals Ltd.	67,301	375,694
Perilya Ltd.*	283,604	74,303
Platinum Asset Management Ltd.	125,036	677,579
Programmed Maintenance Services Ltd.	39,482	105,425
Qantas Airways Ltd.*	93,944	175,163
Ramelius Resources Ltd.*	321,276	115,974
RCR Tomlinson Ltd.	165,294	366,563
Resolute Mining Ltd.	454,715	630,711
Sedgman Ltd.	24,847	23,126
Skilled Group Ltd.	104,627	389,250
SP AusNet	273,409	341,179
St Barbara Ltd.*	236,026	296,114
Tassal Group Ltd.	36,472	75,945
Telstra Corp. Ltd.	1,097,341	5,159,796
Thorn Group Ltd.	89,736	192,571
TPG Telecom Ltd.	179,556	591,077
Troy Resources Ltd.	32,909	74,507

	Shares	Value
COMMON STOCKS (Continued)
Australia (cont’d.)
Washington H Soul Pattinson & Co. Ltd.	5,128	$74,275
Watpac Ltd.	1,077	769
Wotif.com Holdings Ltd.	66,208	342,494

		30,191,437

Austria — 0.1%
Oesterreichische Post AG	62,755	2,702,474
OMV AG	42,545	1,809,248
Raiffeisen Bank International AG	8,394	285,298

		4,797,020

Belgium — 0.3%
Ageas	26,485	895,768
Barco NV	6,551	573,124
Belgacom SA(a)	189,390	4,708,531
Colruyt SA	34,227	1,655,147
EVS Broadcast Equipment SA	9,767	626,745
Gimv NV	12,893	644,386
KBC Groep NV	20,814	716,905
Melexis NV	4,597	85,974
Mobistar SA	16,857	378,576

		10,285,156

Bermuda — 0.5%
Arch Capital Group Ltd.*(a)	69,300	3,643,101
Aspen Insurance Holdings Ltd.	24,300	937,494
AXIS Capital Holdings Ltd.	84,200	3,504,404
Catlin Group Ltd.	349,238	2,764,697
Hiscox Ltd.	190,391	1,591,100
Montpelier Re Holdings Ltd.	32,125	836,856
Nabors Industries Ltd.	43,200	700,704
RenaissanceRe Holdings Ltd.	33,000	3,035,670
Validus Holdings Ltd.	42,300	1,580,751

		18,594,777

Brazil — 0.1%
Cia Energetica de Minas Gerais, ADR(a)	47,711	565,375
Cia Paranaense de Energia, ADR	43,900	679,133
EDP - Energias do Brasil SA	67,200	422,338
Eternit SA	30,100	132,719
Ez Tec Empreendimentos e Participacoes SA	27,300	365,036
Natura Cosmeticos SA	19,600	471,680
Santos Brasil Participacoes SA, UTS	44,500	654,039
Tractebel Energia SA	116,000	1,986,767
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	20,800	399,068

		5,676,155

British Virgin Islands
Polo Resources Ltd.*	96,364	37,703

Cambodia
NagaCorp Ltd.	928,000	784,385

Canada — 0.8%
Agrium, Inc.	11,100	1,082,410
Aimia, Inc.	22,800	345,642
Allied Properties Real Estate Investment Trust, REIT	12,300	399,930
Amerigo Resources Ltd.	34,700	22,886
Bird Construction, Inc.	3,800	49,564
Calfrac Well Services Ltd.	47,700	1,281,422

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Canadian National Railway Co.	26,500	$2,663,435
Canadian Oil Sands Ltd.	118,600	2,444,735
Canyon Services Group, Inc.	25,800	282,420
Celestica, Inc.*	34,500	278,486
Chorus Aviation, Inc.	37,200	141,718
CML HealthCare, Inc.	41,500	296,589
Constellation Software, Inc.	1,500	184,737
Domtar Corp.	7,100	551,102
Ensign Energy Services, Inc.	40,000	681,990
Essential Energy Services Trust*	17,400	38,025
Evertz Technologies Ltd.	4,900	75,826
Genworth MI Canada, Inc.	95,300	2,343,450
HudBay Minerals, Inc.	29,800	286,603
IAMGOLD Corp.	279,600	2,017,491
MacDonald Dettwiler & Associates Ltd.	4,000	273,662
Magna International, Inc.	40,800	2,398,157
Manulife Financial Corp.	1	15
Medical Facilities Corp.	17,600	265,079
Nevsun Resources Ltd.	259,100	999,825
Pan American Silver Corp.	16,400	269,607
Pason Systems, Inc.	43,500	758,793
PetroBakken Energy Ltd.	15,029	130,635
Petrobank Energy & Resources Ltd.*	13,600	9,371
Petrominerales Ltd.	100,200	609,574
Power Corp. of Canada	70,500	1,894,620
Power Financial Corp.	72,400	2,133,835
Quebecor, Inc. (Class B Stock)	7,700	326,313
Research In Motion Ltd.*(a)	11,200	166,371
Rogers Communications, Inc. (Class B Stock)	10,000	510,804
San Gold Corp.*	179,000	51,100
Suncor Energy, Inc.	44,600	1,336,441
Teck Resources Ltd. (Class B Stock)	34,200	962,859
Tim Hortons, Inc.	17,400	945,168
Transcontinental, Inc. (Class A Stock)	6,100	75,721
TransGlobe Energy Corp.*	34,400	294,610
Trinidad Drilling Ltd.	12,500	90,565
Wajax Corp.	12,600	473,562

		30,445,148

Cayman Islands — 0.1%
Fresh Del Monte Produce, Inc.	11,700	315,666
Herbalife Ltd.(a)	54,000	2,022,300

		2,337,966

Chile
Administradora de Fondos de Pensiones Provida SA	29,768	208,269
AFP Habitat SA	321,204	623,327
Aguas Andinas SA (Class A Stock)	279,008	224,917

		1,056,513

China — 0.6%
Agile Property Holdings Ltd.	54,000	64,614
Anta Sports Products Ltd.	725,000	621,427
Asia Cement China Holdings Corp.	496,500	250,179
Baoye Group Co. Ltd. (Class H Stock)	342,000	242,317
Beijing Capital Land Ltd. (Class H Stock)	296,000	109,268
Billion Industrial Holdings Ltd.	106,000	70,871
Biostime International Holdings Ltd.	133,500	697,257
BYD Electronic International Co. Ltd.	1,135,500	349,183

.	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Changshoushou Food Co. Ltd.	107,000	$61,048
Chaowei Power Holdings Ltd.	350,000	170,717
China Automotive Systems, Inc.*	7,100	34,151
China BlueChemical Ltd. (Class H Stock)	2,660,000	1,653,951
China Construction Bank Corp. (Class H Stock)	2,212,000	1,813,219
China Green Agriculture, Inc.*	21,200	67,840
China Lilang Ltd.	712,000	443,480
China Minzhong Food Corp. Ltd.*	516,000	502,756
China Rare Earth Holdings Ltd.	600,000	107,074
China Sanjiang Fine Chemicals Co. Ltd.	860,000	433,249
China Shanshui Cement Group Ltd.	605,000	349,118
China Shenhua Energy Co. Ltd. (Class H Stock)	491,500	1,793,309
China Taifeng Beddings Holdings Ltd.	478,000	134,026
China Tontine Wines Group Ltd.	4,728,000	305,771
Chongqing Machinery & Electric Co. Ltd.	538,000	76,544
CNOOC Ltd.	1,539,000	2,959,351
Daqing Dairy Holdings Ltd.*	329,000	—
Dongfeng Motor Group Co. Ltd. (Class H Stock)	1,562,000	2,201,833
Dongyue Group	1,178,000	685,615
Giant Interactive Group, Inc., ADR	79,500	516,750
Great Wall Technology Co. Ltd. (Class H Stock)	82,000	15,283
Guangshen Railway Co. Ltd. (Class H Stock)	196,000	96,164
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	381,200	641,548
Jiangsu Expressway Co. Ltd. (Class H Stock)	276,000	276,735
Lianhua Supermarket Holdings Co. Ltd. (Class H stock)	120,000	95,807
Minth Group Ltd.	272,000	401,627
Peak Sport Products Co. Ltd.	962,000	155,291
Powerlong Real Estate Holdings Ltd.	236,000	54,857
Shandong Luoxin Pharmacy Stock Co. Ltd.	66,000	87,641
Shenguan Holdings Group Ltd.	1,652,000	858,011
Shenzhou International Group Holdings Ltd.	507,000	1,427,219
SinoMedia Holding Ltd.	287,000	164,571
Sino-Ocean Land Holdings Ltd.	809,479	489,678
Sinoref Holdings Ltd.	2,064,000	107,971
Travelsky Technology Ltd. (Class H Stock)	714,000	470,528
Universal Travel Group*(a)	29,800	6,258
Xinhua Winshare Publishing and Media Co. Ltd. (Class H Stock)	269,000	148,847
Xiwang Sugar Holdings Co. Ltd.	238,000	24,004
Yangzijiang Shipbuilding Holdings Ltd.	2,804,000	2,203,921
Yuanda China Holdings Ltd.	1,130,000	115,478
Zhong An Real Estate Ltd.*	585,000	93,634
Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (Class H Stock)	396,800	480,821

		25,130,812

Colombia
Pacific Rubiales Energy Corp.	57,400	1,211,454

Cyprus — 0.1%
Globaltrans Investment PLC, GDR	54,537	866,184
ProSafe SE	150,761	1,458,374

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Cyprus (cont’d.)
Songa Offshore SE*	38,510	$37,351

		2,361,909

Czech Republic — 0.1%
CEZ A/S	47,929	1,402,733
Philip Morris CR A/S	1,264	710,322

		2,113,055

Denmark
AP Moller - Maersk A/S (Class B Stock)	139	1,084,967
D/S Norden A/S	10,919	351,051
Schouw & Co	6,566	225,775

		1,661,793

Finland — 0.2%
Cramo OYJ	4,189	51,817
Elisa Oyj	53,368	991,261
Metso Oyj	29,864	1,270,556
Orion Oyj (Class B Stock)	157,249	4,130,175
PKC Group Oyj	14,402	333,964
Rautaruukki OYJ	9,433	59,878
Tieto Oyj	40,681	860,427
UPM-Kymmene Oyj	11,180	124,752

		7,822,830

France — 0.8%
Alten SA	13,266	525,457
ANF Immobilier, REIT	3,383	94,059
April	2,005	31,433
AXA SA	40,476	695,769
BioMerieux	9,192	866,861
BNP Paribas SA	100,587	5,162,672
Cie Generale des Etablissements Michelin (Class B Stock)	57,893	4,842,227
Ciments Francais SA	986	56,244
CNP Assurances SA	102,842	1,411,223
Credit Agricole SA*	58,113	478,688
Euler Hermes SA	8,381	772,115
Fonciere des Regions, REIT	3,276	256,497
GDF Suez	7,993	153,893
M6-Metropole Television SA	74,141	1,152,335
Mercialys SA, REIT	17,305	354,365
Natixis	79,599	302,226
Nexans SA	2,798	128,545
Nexity SA	7,732	266,118
Plastic Omnium SA	20,808	962,889
Renault SA	6,401	401,027
Rexel SA	18,935	413,229
Sanofi	36,856	3,745,033
Societe BIC SA	11,156	1,295,470
Societe Generale SA*	41,896	1,376,448
Societe Internationale de Plantations d’Heveas SA	396	32,954
Total SA	67,753	3,244,262
Valeo SA	16,031	867,493
Vinci SA	8,634	388,968
Vivendi SA	24,845	513,225

		30,791,725

Gabon
Total Gabon	888	544,090

	Shares	Value
COMMON STOCKS (Continued)
Germany — 0.4%
Aurubis AG	18,809	$1,195,393
Axel Springer AG(a)	33,595	1,455,775
Balda AG	50,603	297,863
BASF SE	49,931	4,372,771
Bertrandt AG	7,104	828,672
Bijou Brigitte AG	1,621	153,847
Borussia Dortmund GmbH & Co. KGaA	17,772	74,563
Cewe Color Holding AG	5,328	225,381
Commerzbank AG*(a)	216,334	317,518
Deutsche Bank AG	13,987	545,319
Deutsche Lufthansa AG	34,472	673,205
Drillisch AG	19,008	347,330
Fielmann AG	6,029	556,437
Freenet AG(a)	35,833	870,654
Gerry Weber International AG	4,902	213,958
Gesco AG	862	83,469
Hugo Boss AG*	3,177	356,014
K+S AG(a)	12,752	593,122
KWS Saat AG	405	144,324
Leoni AG	10,834	419,545
Muenchener Rueckversicherungs- Gesellschaft AG	1,926	360,205
NORMA Group AG	18,607	586,388
Rheinmetall AG	13,334	616,774
RWE AG	7,933	295,662
Salzgitter AG	4,723	189,587
SMA Solar Technology AG	21,796	521,627
Suedzucker AG	22,015	929,850

		17,225,253

Greece
Diana Shipping, Inc.*	40,300	429,598
JUMBO SA	78,142	556,927
Metka SA	70,537	919,552
Safe Bulkers, Inc., ADR	4,600	22,816

		1,928,893

Guernsey — 0.3%
HICL Infrastructure Co. Ltd.	5,894,773	11,330,418

Hong Kong — 0.8%
361 Degrees International Ltd.	929,000	269,645
AMVIG Holdings Ltd.	196,000	73,476
Asian Citrus Holdings Ltd.	559,451	250,768
Bosideng International Holdings Ltd.	3,116,000	969,997
C C Land Holdings Ltd.	363,000	112,224
Centron Telecom International Holdings Ltd.	1,288,000	136,501
Champion, REIT	430,000	223,513
Chaoda Modern Agriculture Holdings Ltd.*	1,052,000	—
China Aerospace International Holdings Ltd.	1,230,000	120,839
China Fishery Group Ltd.	237,000	86,368
China Green Holdings Ltd.*	492,000	84,701
China Mobile Ltd.	481,500	5,106,978
China Properties Group Ltd.*	187,000	55,483
China South City Holdings Hkd	942,000	158,048
China Travel International Investment Hong Kong Ltd.	914,000	178,199
CITIC Resources Holdings Ltd.*	400,000	53,756
City Telecom HK Ltd.	128,000	41,783
Coastal Greenland Ltd.*	3,398,000	206,995
CSI Properties Ltd.	7,640,000	354,948
CST Mining Group Ltd.*	5,848,000	87,626

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Dah Sing Banking Group Ltd.	155,600	$214,249
Dah Sing Financial Holdings Ltd.	131,600	690,878
Dan Form Holdings Co. Ltd.	722,000	89,535
Dorsett Hospitality International Ltd.	757,000	216,015
Emperor International Holdings	2,726,000	743,087
Enerchina Holdings Ltd.*	4,761,000	93,839
Fairwood Ltd.	34,500	74,722
First Pacific Co. Ltd.	2,228,000	3,020,192
Giordano International Ltd.	1,068,000	1,067,114
Great Eagle Holdings Ltd.	211,049	865,277
Guangdong Investment Ltd.	1,424,000	1,252,203
HKR International Ltd.	233,600	126,033
Hongkong & Shanghai Hotels (The)	49,000	84,029
Hopson Development Holdings Ltd.*	138,000	200,566
K Wah International Holdings Ltd.	177,000	99,699
Kingboard Chemical Holdings Ltd.	24,000	68,550
Lai Fung Holdings Ltd.	3,119,000	83,643
Lai Sun Development*	4,019,000	128,817
Lai Sun Garment International Ltd.*	550,000	115,004
Lee & Man Chemical Co. Ltd.	46,000	26,834
New World China Land Ltd.	158,000	67,781
Norstar Founders Group Ltd.*	84,000	—
Pacific Textile Holdings Ltd.	243,000	262,089
Phoenix Satellite Television Holdings Ltd.	576,000	212,235
Ports Design Ltd.	566,000	473,541
Real Nutriceutical Groupp Ltd.	1,703,000	421,019
Regent Manner International Holdings Ltd.	162,000	32,036
REXLot Holdings Ltd.	4,750,000	416,919
Shougang Fushan Resources Group Ltd.	1,616,000	722,899
Silver Grant International Ltd.	510,000	85,636
Singamas Container Holdings Ltd.	316,000	82,632
Sinolink Worldwide Holdings Ltd.*	1,022,000	85,832
Sinotrans Shipping Ltd.	203,000	54,295
SJM Holdings Ltd.	528,000	1,321,746
SmarTone Telecommunications Holding Ltd.	859,500	1,419,753
SUNeVision Holdings Ltd.	1,639,000	414,511
Swire Pacific Ltd.	37,000	472,664
Television Broadcasts Ltd.	134,000	1,016,529
Tianneng Power International Ltd.	656,000	439,774
Tibet 5100 Water Resources Holdings Ltd.	914,000	272,506
TPV Technology Ltd.	404,000	115,020
Vanke Property Overseas Ltd.	27,000	44,554
Wheelock & Co. Ltd.	535,000	2,856,564
Wing Hang Bank Ltd.	47,500	505,673
XTEP International Holdings	1,459,000	566,809
YGM Trading Ltd.	9,000	26,027

		30,221,178

Hungary
EGIS Pharmaceuticals PLC	7,452	564,903

Indonesia — 0.2%
Aneka Tambang Persero Tbk PT	1,203,000	170,151
Bakrie Sumatera Plantations Tbk PT	1,390,000	14,212
Bukit Asam Tbk PT	596,500	886,913
Indo Tambangraya Megah Tbk PT	418,500	1,533,802
Panin Financial Tbk PT*	7,866,500	198,801
Perusahaan Gas Negara Persero Tbk PT	3,518,500	2,159,204
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,992,000	1,194,195

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
Telekomunikasi Indonesia Tbk PT	2,513,500	$2,852,723

		9,010,001

Ireland — 0.3%
Accenture PLC (Class A Stock)	42,700	3,243,919
Anglo Irish Bank Corp. PLC*	20,646	—
Beazley PLC	381,392	1,209,434
Irish Bank Resolution Corp.*	2,500	—
Kentz Corp. Ltd.	158,963	1,050,205
Paddy Power PLC	6,531	587,867
Seagate Technology PLC	31,800	1,162,608
Shire PLC	111,456	3,393,825
Smurfit Kappa Group PLC	26,906	444,915
Warner Chilcott PLC (Class A Stock)	121,800	1,650,390

		12,743,163

Isle of Man
Eros International PLC*	41,219	144,676
Playtech Ltd.	51,170	491,384

		636,060

Israel — 0.3%
Bank Hapoalim BM*	178,448	808,485
Bank Leumi Le-Israel BM*	26,908	94,836
Bezeq Israeli Telecommunication Corp. Ltd. (The)	312,880	433,522
First International Bank of Israel Ltd.*	4,056	58,017
Israel Chemicals Ltd.	418,607	5,408,880
Israel Discount Bank Ltd. (Class A Stock)*	596,202	1,019,499
Ituran Location and Control Ltd.	21,474	337,331
Osem Investments Ltd.	2,641	50,461
Teva Pharmaceutical Industries Ltd., ADR	42,200	1,674,496

		9,885,527

Italy — 0.6%
ASTM SpA	51,617	603,098
Atlantia SpA(a)	9,660	152,555
Azimut Holding SpA	25,947	419,745
Banca Monte dei Paschi di Siena SpA*	126,844	30,080
Banca Popolare dell’Emilia Romagna Scrl	45,621	322,222
Banca Popolare di Milano Scarl*(a)	940,191	575,477
Beni Stabili SpA, REIT	161,549	96,314
Cairo Communication SpA	57,296	209,172
Credito Emiliano SpA	78,941	404,156
Danieli & C Officine Meccaniche SpA(a)	17,606	444,596
DiaSorin SpA(a)	42,617	1,491,366
Enel SpA	524,342	1,711,243
Eni SpA	322,125	7,238,439
Intesa Sanpaolo SpA	530,364	776,388
Italcementi SpA	20,906	121,504
Lottomatica Group SpA	2,986	70,160
Mediobanca SpA	169,335	861,739
Recordati SpA	371,376	3,360,912
Societa Iniziative Autostradali e Servizi SpA	247,957	2,321,855
Tod’s SpA(a)	6,837	978,943
UniCredit SpA*	185,054	789,917

		22,979,881

Japan — 2.7%
ABC-Mart, Inc.	18,300	697,982
Ain Pharmaciez, Inc.	3,800	205,067
Aisan Industry Co. Ltd.	24,000	231,612

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Aisin Seiki Co. Ltd.	19,400	$715,113
Alfresa Holdings Corp.	8,100	441,046
All Nippon Airways Co. Ltd.	151,000	311,624
Alpen Co. Ltd.	13,900	261,589
Alpine Electronics, Inc.	11,300	108,743
Amada Co. Ltd.	1,000	6,651
Amuse, Inc.	7,500	160,051
AOKI Holdings, Inc.	2,300	59,302
Aoyama Trading Co. Ltd.	12,000	306,643
Arcs Co. Ltd.	23,100	518,203
Arnest One Corp.	49,600	984,309
Arrk Corp.*	40,600	76,301
Asahi Glass Co. Ltd.	34,000	236,822
Asahi Net, Inc.	3,000	15,823
Axell Corp.	4,500	98,376
Bank of Nagoya Ltd. (The)	11,000	50,603
Bank of Yokohama Ltd. (The)	71,000	411,926
Belluna Co. Ltd.	10,150	99,014
Calsonic Kansei Corp.	48,000	212,795
Canon Marketing Japan, Inc.	21,600	320,219
Capcom Co. Ltd.	13,100	210,933
Cawachi Ltd.	7,100	151,701
Central Glass Co. Ltd.	15,000	52,245
Charle Co. Ltd.	10,100	63,946
Chiba Bank Ltd. (The)	98,000	706,443
Chori Co. Ltd.	15,800	183,343
Chudenko Corp.	11,100	111,788
Chugoku Marine Paints Ltd.	11,000	58,743
Citizen Holdings Co. Ltd.	35,100	179,717
Coca-Cola Central Japan Co. Ltd.	14,900	196,441
Cocokara Fine, Inc.	31,700	1,159,142
Corona Corp.	4,400	51,101
Create Restaurants Holdings, Inc.	2,500	58,228
Create SD Holdings Co. Ltd.	9,300	368,468
CyberAgent, Inc.	444	816,129
Dai Nippon Printing Co. Ltd.	48,000	458,617
Daihatsu Motor Co. Ltd.	199,000	4,141,007
Daiichi Jitsugyo Co. Ltd.	9,000	47,955
Daiichikosho Co. Ltd.	31,200	847,596
Daishi Bank Ltd. (The)	10,000	41,296
Daiwa Industries Ltd.	49,000	288,910
Daiwa Office Investment Corp., REIT	35	186,718
DCM Holdings Co. Ltd.	16,600	138,803
Doshisha Co. Ltd.	2,800	42,108
Dr. Ci:Labo Co. Ltd.(a)	253	774,116
Duskin Co. Ltd.	8,400	169,852
Dydo Drinco, Inc.	1,000	47,806
Eighteenth Bank Ltd. (The)	10,000	27,622
ESPEC Corp.	15,200	115,050
Exedy Corp.	18,600	436,010
F T Communications Co. Ltd.	47	107,346
FamilyMart Co. Ltd.	26,000	1,188,393
FCC Co. Ltd.	7,100	172,398
Fields Corp.	11,000	190,749
Fuji Machine Manufacturing Co. Ltd.	3,200	27,902
Fuji Media Holdings, Inc.	346	601,556
FUJIFILM Holdings Corp.	16,900	335,232
Fujishoji Co. Ltd.	100	124,791
Fujitec Co. Ltd.	19,000	190,436
Fukuda Denshi Co. Ltd.	1,500	55,860
Fukui Bank Ltd.	16,000	36,143

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Fuyo General Lease Co. Ltd.	1,200	$45,822
Gendai Agency, Inc.	14,600	96,780
Goldcrest Co. Ltd.	5,500	137,198
Gunma Bank Ltd. (The)	40,000	238,887
Hachijuni Bank Ltd. (The)	57,000	341,484
Hankyu Reit, Inc., REIT	10	69,614
Happinet Corp.	10,200	85,092
Hard Off Corp. Co. Ltd.	30,500	211,896
Heiwa Real Estate REIT, Inc., REIT	75	73,201
Heiwado Co. Ltd.	2,200	34,052
Higashi-Nippon Bank Ltd. (The)	18,000	48,332
Higo Bank Ltd. (The)	102,000	661,727
HI-LEX Corp.	1,200	24,308
Hisamitsu Pharmaceutical Co., Inc.	4,800	260,026
Hitachi Chemical Co. Ltd.	25,100	384,740
Hitachi Transport System Ltd.	10,700	169,477
Hogy Medical Co. Ltd.	8,200	443,236
Honeys Co. Ltd.	10,790	140,686
Hoshizaki Electric Co. Ltd.	21,300	623,923
Hoya Corp.	18,900	356,430
Hyakugo Bank Ltd. (The)	14,000	70,626
Idemitsu Kosan Co. Ltd.	2,800	244,274
Imasen Electric Industrial	1,700	20,563
Inaba Denki Sangyo Co. Ltd.	3,700	111,964
Inabata & Co. Ltd.	19,100	142,422
Inpex Corp.	708	3,813,132
Iriso Electronics Co. Ltd.	4,000	81,891
Ishihara Sangyo Kaisha Ltd.*	177,000	153,309
ITC Networks Corp.	7,200	61,698
ITOCHU Corp.	123,000	1,511,343
Jaccs Co. Ltd.	31,000	194,256
Japan Digital Laboratory Co. Ltd.	8,200	102,779
Japan Petroleum Exploration Co.	14,000	551,753
Japan Tobacco, Inc.	53,500	1,711,332
JGC Corp.	26,000	667,289
Jidosha Buhin Kogyo Co. Ltd.	20,000	107,202
JSP Corp.	4,100	60,998
JTEKT Corp.	34,700	328,655
JVC Kenwood Corp.	38,000	102,702
Kagoshima Bank Ltd. (The)	115,000	814,654
Kaken Pharmaceutical Co. Ltd.	38,000	691,239
Kamei Corp.	18,000	201,159
Kandenko Co. Ltd.	28,000	129,215
Kaneka Corp.	67,000	387,553
Kanematsu Electronics Ltd.	9,300	115,885
Kato Sangyo Co. Ltd.	15,800	330,594
KDDI Corp.	50,800	2,124,044
Keiyo Bank Ltd. (The)	41,000	235,444
Kenedix Realty Investment Corp., REIT	19	92,264
Kinden Corp.	72,000	472,660
Kinki Sharyo Co. Ltd.	60,000	195,147
Kintetsu World Express, Inc.	15,600	580,446
Kohnan Shoji Co. Ltd.	13,100	168,791
Koito Manufacturing Co. Ltd.	44,000	759,731
Kosaido Co. Ltd.*	24,800	104,282
Kuroda Electric Co. Ltd.	18,600	222,456
Kyokuto Securities Co. Ltd.	21,700	358,800
Kyowa Exeo Corp.	17,000	182,835
Lawson, Inc.	19,000	1,458,852
Lintec Corp.	18,900	361,219
Macnica, Inc.	9,100	185,567

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Maeda Road Construction Co. Ltd.	118,000	$1,614,888
Mamiya-Op Co. Ltd.	83,000	185,730
Matsumotokiyoshi Holdings Co. Ltd.	10,500	300,985
Max Co. Ltd.	5,000	61,969
Medical System Network Co. Ltd.	15,400	80,312
Medipal Holdings Corp.	27,700	388,642
Megane TOP Co. Ltd.	20,900	290,747
Melco Holdings, Inc.	2,100	36,839
MID Reit, Inc., REIT	43	132,221
Ministop Co. Ltd.	12,100	196,312
Miraca Holdings, Inc.	37,700	1,811,805
Miraial Co. Ltd.	1,800	32,168
Miroku Jyoho Service Co. Ltd.	14,000	54,915
Mitsubishi Corp.	6,600	124,303
Mitsubishi Shokuhin Co. Ltd.	9,600	308,414
Mitsubishi UFJ Financial Group, Inc.	166,900	1,006,947
Mitsui & Co. Ltd.	42,000	592,119
Mitsui Chemicals, Inc.	48,000	104,745
Mitsui Engineering & Shipbuilding Co. Ltd.	79,000	143,798
Mitsui Knowledge Industry Co. Ltd.	153	26,258
Mitsui Matsushima Co. Ltd.	151,000	297,064
Mochida Pharmaceutical Co. Ltd.	12,000	154,920
Moonbat Co. Ltd.	19,000	37,260
Moshi Moshi Hotline, Inc.	46,600	664,921
MTI Ltd.	13,300	145,029
NAC Co. Ltd.	7,800	126,791
Nagase & Co. Ltd.	33,000	409,223
Namco Bandai Holdings, Inc.	63,600	1,125,049
Namura Shipbuilding Co. Ltd.	21,100	122,364
NEC Capital Solutions Ltd.	2,500	61,494
NEC Fielding Ltd.	4,000	51,195
NEC Mobiling Ltd.	4,400	292,066
NEC Networks & System Integration Corp.	12,700	248,997
Nichii Gakkan Co.	30,500	265,293
Nifty Corp.	57	93,278
Nihon Parkerizing Co. Ltd.	21,000	367,525
Nihon Trim Co. Ltd.	3,050	100,343
Nippo Corp.	29,000	358,018
Nippon Densetsu Kogyo Co. Ltd.	4,000	42,289
Nippon Electric Glass Co. Ltd.	38,000	189,740
Nippon Konpo Unyu Soko Co. Ltd.	14,000	222,620
Nippon Paint Co. Ltd.	73,000	731,760
Nippon Pillar Packing Co. Ltd.	26,000	215,763
Nippon Piston Ring Co. Ltd.	56,000	106,585
Nippon Road Co. Ltd. (The)	6,000	26,231
Nippon Shokubai Co. Ltd.	80,000	705,847
Nippon Telegraph & Telephone Corp.	39,900	1,742,018
Nishi-Nippon City Bank Ltd. (The)	97,000	300,421
Nisshin Fudosan Co.	22,000	170,732
Nissin Kogyo Co. Ltd.	37,700	629,728
Nitori Holdings Co. Ltd.	8,700	671,698
Nitta Corp.	4,200	80,029
Nittetsu Mining Co. Ltd.	17,000	87,015
Nittoc Construction Co. Ltd.	24,500	91,887
Nittoku Engineering Co. Ltd.	11,400	120,307
Nomura Holdings, Inc.	80,100	498,041
Noritake Co. Ltd.	40,000	98,952
NTT DOCOMO, Inc.	3,185	4,734,718
Obara Group, Inc.	11,300	216,785
Obic Co. Ltd.	3,000	695,615
OKK Corp.	71,000	116,015

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
ORIX Corp.	22,400	$286,002
Otsuka Holdings Co. Ltd.	72,200	2,506,022
Otsuka Kagu Ltd.	10,300	104,669
Pacific Industrial Co. Ltd.	3,000	18,023
Pacific Metals Co. Ltd.	55,000	284,394
Pal Co. Ltd.	7,900	220,883
PanaHome Corp.	11,000	78,695
Piolax, Inc.	3,000	81,875
Plant Co. Ltd.	7,900	81,824
Point, Inc.	5,850	288,961
Press Kogyo Co. Ltd.	15,000	77,938
Pressance Corp.	14,200	493,550
Proto Corp.	4,900	74,413
Riken Corp.	64,000	269,477
Riso Kagaku Corp.	4,200	84,329
Rohm Co. Ltd.	8,700	301,653
Ryosan Co. Ltd.	5,200	100,986
San-A Co. Ltd.	2,100	95,881
San-In Godo Bank Ltd. (The)	108,000	932,128
Sanyo Housing Nagoya Co. Ltd.	15,800	234,833
Seino Holdings Co. Ltd.	28,000	243,133
Sekisui Jushi Corp.	36,000	471,614
Senko Co. Ltd.	12,000	62,638
Seria Co. Ltd.	9,400	234,898
Shimachu Co. Ltd.	11,600	279,350
Shinko Electric Industries Co. Ltd.	8,300	69,282
Shinko Shoji Co. Ltd.	4,300	41,271
Shiroki Corp.	36,000	88,563
Shizuoka Gas Co. Ltd.	5,000	34,394
Showa Corp.	47,700	512,656
Simplex Holdings, Inc.	291	104,342
Sinko Industries Ltd.	23,000	220,553
Sintokogio Ltd.	6,600	59,501
Skymark Airlines, Inc.*	46,300	181,941
SNT Corp.	18,300	81,402
Sodick Co. Ltd.	15,700	97,468
Softbrain Co. Ltd.*	592	98,495
Sogo Medical Co. Ltd.	7,000	247,570
Sony Financial Holdings, Inc.	87,700	1,311,703
St. Marc Holdings Co. Ltd.	4,500	215,203
Start Today Co. Ltd.	34,700	440,500
Studio Alice Co. Ltd.	18,300	266,590
Sugi Holdings Co. Ltd.	100	3,568
Sumikin Bussan Corp.	45,000	153,876
Sumitomo Corp.	9,000	113,833
Sumitomo Densetsu Co. Ltd.	34,500	474,561
Sumitomo Forestry Co. Ltd.	19,200	213,197
Sumitomo Heavy Industries Ltd.	144,000	571,819
Sumitomo Metal Mining Co. Ltd.	61,000	867,154
Sumitomo Mitsui Financial Group, Inc.	8,200	336,404
Sumitomo Mitsui Trust Holdings, Inc.	93,000	442,850
Sundrug Co. Ltd.	23,100	1,027,021
T. RAD Co. Ltd.	58,000	157,331
Tachi-S Co. Ltd.	14,100	250,916
Tact Home Co. Ltd.	82	130,138
Taihei Dengyo Kaisha Ltd.	11,000	70,747
Taihei Kogyo Co. Ltd.	18,000	65,239
Taiho Kogyo Co. Ltd.	3,800	49,706
Taka-Q Ltd.	39,000	180,383
TBK Co. Ltd.	12,000	67,301
Tecmo Koei Holdings Co. Ltd.	51,100	503,362

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Teikoku Sen-I Co. Ltd. (Class I Stock)	33,000	$308,976
Temp Holdings Co. Ltd.	24,500	420,676
Toa Corp.	7,000	55,600
TOA ROAD Corp.	26,000	97,078
Toagosei Co. Ltd.	126,000	552,168
Tocalo Co. Ltd.	9,200	135,169
Tochigi Bank Ltd. (The)	5,000	20,269
Toho Holdings Co. Ltd.	6,700	154,249
Tokai Corp.	11,700	359,754
Tokai Rika Co. Ltd.	20,600	385,165
Tokai Rubber Industries Ltd.	25,400	292,497
Token Corp.	620	41,896
Tokyo Ohka Kogyo Co. Ltd.	9,300	198,330
Tokyo Tekko Co. Ltd.	36,000	140,249
Tomen Electronics Corp.	4,400	53,682
Tomoe Engineering Co. Ltd.	13,000	270,902
TOMONY Holdings, Inc.	6,100	26,512
Toppan Forms Co. Ltd.	30,400	295,404
Toppan Printing Co. Ltd.	32,000	231,018
Topre Corp.	5,000	51,620
Topy Industries Ltd.	17,000	39,645
Toshiba Machine Co. Ltd.	52,000	256,846
Toshiba Plant Systems & Services Corp.	73,000	897,122
Tosoh Corp.	59,000	169,016
Touei Housing Corp.	5,600	95,032
Toyo Corp.	4,600	67,231
Toyo Ink SC Holdings Co. Ltd.	81,000	386,305
Toyo Seikan Kaisha Ltd.	26,200	362,321
Toyo Suisan Kaisha Ltd.	17,000	524,777
Toyota Boshoku Corp.	30,800	436,083
Transcosmos, Inc.	10,500	156,426
TS Tech Co. Ltd.	35,700	1,016,842
Tsuruha Holdings, Inc.	8,500	830,262
TV Asahi Corp.	20,600	395,029
Unipres Corp.	45,900	1,031,866
United Arrows Ltd.	7,400	253,275
Universal Entertainment Corp.	15,700	312,049
UNY Co. Ltd.	16,000	124,608
USS Co. Ltd.	6,050	695,791
Valor Co. Ltd.	11,400	218,186
Village Vanguard Co. Ltd.	32	54,473
VT Holdings Co. Ltd.	8,400	91,052
Wakita & Co. Ltd.	36,000	383,407
Warabeya Nichiyo Co. Ltd.	3,300	53,378
Yachiyo Bank Ltd. (The)	1,300	44,585
Yahoo! Japan Corp.	2,347	1,082,722
Yamada Denki Co. Ltd.	6,960	319,329
Yamaya Corp.	2,900	47,504
Yamazen Corp.	26,200	173,307
Yellow Hat Ltd.	5,000	78,849
Yodogawa Steel Works Ltd.	46,000	173,346
Yorozu Corp.	19,800	352,025
Yuasa Trading Co. Ltd.	53,000	112,586
Yusen Logistics Co. Ltd.	17,900	197,395

		104,443,026

Kazakhstan — 0.1%
KazMunaiGas Exploration Production JSC, GDR	170,804	3,131,298

Luxembourg
APERAM	8,116	99,728

	Shares	Value
COMMON STOCKS (Continued)
Luxembourg (cont’d.)
ArcelorMittal	32,066	$413,095
Oriflame Cosmetics SA, SDR(a)	41,320	1,407,653

		1,920,476

Macau
Wynn Macau Ltd.*	464,000	1,236,289

Malaysia — 0.1%
APM Automotive Holdings Bhd	11,100	17,744
BIMB Holdings Bhd	242,000	268,407
British American Tobacco Malaysia Bhd	19,100	385,509
Carlsberg Brewery Malaysia Bhd	24,900	109,845
Coastal Contracts Bhd	90,100	58,240
DiGi.Com Bhd	253,600	380,397
Globetronics Technology Bhd	217,800	124,159
Hap Seng Plantations Holdings Bhd	239,300	210,977
JCY International Bhd	620,700	104,380
Kulim Malaysia Bhd	700,400	823,335
Malton Bhd	170,000	27,450
Media Prima Bhd	88,400	69,658
Mudajaya Group Bhd	384,700	301,026
Padini Holdings Bhd	193,000	118,636
Petronas Chemicals Group Bhd	178,300	371,649
TDM Bhd	28,900	35,608
WTK Holdings Bhd	173,600	50,542
YTL Power International Bhd	1	—

		3,457,562

Malta
Angler Gaming PLC*	14,096	5,300
Unibet Group PLC, SDR	5,816	203,043

		208,343

Mexico — 0.1%
Fresnillo PLC	33,223	684,521
Grupo Mexico SAB de CV (Class B Stock)	734,982	2,968,741

		3,653,262

Netherlands — 0.5%
Accell Group	1,847	32,436
Aegon NV	148,499	892,951
Amsterdam Commodities NV	2,926	59,261
BE Semiconductor Industries NV	20,935	179,933
Heijmans NV, CVA	4,590	41,186
ING Groep NV, CVA*	62,371	442,686
Koninklijke Ahold NV	173,750	2,662,643
Koninklijke KPN NV(a)	16,382	55,102
LyondellBasell Industries NV	44,800	2,835,392
PostNL NV*	123,469	246,900
Royal Dutch Shell PLC (Class A Stock), (XEQT)	156,538	5,054,597
Royal Dutch Shell PLC (Class A Stock), (XLON)	156,669	5,068,122
Unilever NV, CVA	14,133	578,911

		18,150,120

New Zealand
Air New Zealand Ltd.	202,159	259,960
Nuplex Industries Ltd.	13,058	36,336
PGG Wrightson Ltd.	300,645	93,073

		389,369

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Norway — 0.5%
Atea ASA	30,455	$337,621
Fred Olsen Energy ASA	68,486	2,931,387
Kongsberg Gruppen A/S	6,551	130,106
SpareBank 1 SMN	5,984	47,436
SpareBank 1 SR Bank ASA	48,738	417,224
Statoil ASA	330,565	7,991,401
Telenor ASA	37,762	825,614
TGS Nopec Geophysical Co. ASA	89,206	3,360,068
Yara International ASA	108,381	4,909,920

		20,950,777

Philippines
First Philippine Holdings Corp.	73,430	188,417
Manila Water Co., Inc.	130,500	128,198
Megaworld Corp.	4,075,000	388,434
Union Bank of Philippines	61,220	187,515

		892,564

Poland — 0.3%
Enea SA	89,881	409,804
Grupa Lotos SA*	17,618	221,239
Jastrzebska Spolka Weglowa SA	62,973	1,805,858
KGHM Polska Miedz SA	58,440	2,831,388
PGE SA	822,184	4,225,778
Synthos SA	320,777	620,477
Tauron Polska Energia SA	861,396	1,131,954

		11,246,498

Portugal — 0.1%
Banco Comercial Portugues SA (Class R Stock)*	485,924	59,174
Banco Espirito Santo SA*	493,020	504,952
Portucel SA	477,802	1,643,876
Semapa-Sociedade de Investimento e Gestao	11,713	105,851
Sonaecom - SGPS SA	102,701	221,563

		2,535,416

Puerto Rico
Doral Financial Corp.*	98,600	69,483
Oriental Financial Group, Inc.	9,200	142,692
Popular, Inc.*	9,200	254,012
Triple-S Management Corp. (Class B Stock)*(a)	14,100	245,622

		711,809

Russia — 0.3%
Alliance Oil Co. Ltd., SDR*	55,037	438,333
CTC Media, Inc.	59,300	699,147
Federal Hydrogenerating Co. JSC, ADR(a)	90,228	173,057
Gazprom Neft OAO, ADR(a)	14,924	315,792
Gazprom OAO, ADR	205,960	1,750,660
Lukoil OAO, ADR	33,719	2,174,876
Rostelecom OJSC, ADR	74,217	1,770,075
Surgutneftegas OAO, ADR	66,938	602,442
Tatneft OAO, ADR	63,100	2,497,498
Uralkali OJSC, GDR	16,516	603,660

		11,025,540

Singapore — 0.2%
Ausgroup Ltd.	496,000	216,895
Boustead Singapore Ltd.	280,000	333,423

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
Cape PLC	32,042	$152,632
ComfortDelGro Corp. Ltd.	1,460,000	2,252,887
First Resources Ltd.	669,000	990,551
Hong Fok Corp. Ltd.*	357,000	200,472
Hong Leong Asia Ltd.	144,000	198,549
Hong Leong Finance Ltd.	34,000	76,310
Ipco International Ltd.*	7,023,000	159,955
Jardine Cycle & Carriage Ltd.	14,000	578,929
Lippo-Malls Indonesia Retail Trust, REIT	100,000	41,599
Metro Holdings Ltd.	46,000	33,995
Pan-United Corp. Ltd.	91,000	70,573
Starhill Global, REIT	265,000	190,210
StarHub Ltd.	373,000	1,311,243
UMS Holdings Ltd.	462,000	167,938
UOL Group Ltd.	97,000	547,754
XP Power Ltd.	4,084	78,189

		7,602,104

South Africa — 0.6%
African Rainbow Minerals Ltd.	39,150	806,051
Astral Foods Ltd.	6,729	68,942
AVI Ltd.	29,016	169,483
Coronation Fund Managers Ltd.	192,415	1,004,417
Gold Fields Ltd.	133,867	1,023,441
Kumba Iron Ore Ltd.	28,003	1,498,226
Lewis Group Ltd.	36,837	258,912
MMI Holdings Ltd.	50,656	127,972
MTN Group Ltd.	241,123	4,234,396
Palabora Mining Co. Ltd.	20,528	234,407
Raubex Group Ltd.	34,824	73,849
Reunert Ltd.	201,862	1,684,873
Sanlam Ltd.	85,590	439,152
Sasol Ltd.	73,733	3,266,277
Sibanye Gold Ltd.	207,335	301,917
Spar Group Ltd. (The)	36,860	455,654
Super Group Ltd.*	28,325	74,853
Truworths International Ltd.	35,711	350,186
Vodacom Group Ltd.	389,154	4,651,074
Wilson Bayly Holmes-Ovcon Ltd.	53,261	893,504
Woolworths Holdings Ltd.	93,855	720,603

		22,338,189

South Korea — 0.6%
AMOREPACIFIC Group	1,983	722,686
AtlasBX Co. Ltd.	3,473	118,402
Capro Corp.	17,950	184,774
Chin Yang Industry Co. Ltd.	17,190	35,214
Chinyang Holdings Corp.	72,190	106,413
Daechang Forging Co. Ltd.	3,140	135,027
Daelim Industrial Co. Ltd.	6,833	564,996
Daishin Securities Co. Ltd.	23,920	209,464
DCM Corp.	15,610	172,381
Dongil Industries Co. Ltd.	386	20,020
Dongkook Industrial Co. Ltd.*	19,460	70,595
Dongkuk Steel Mill Co. Ltd.	7,030	77,663
Dongyang E&P, Inc.	15,735	245,433
Doosan Corp.	1,189	137,416
Global & Yuasa Battery Co. Ltd.	7,340	324,050
Grand Korea Leisure Co. Ltd.	12,250	361,659
Hae In Corp.	6,290	19,560
Halla Climate Control Corp.	70,660	1,798,816

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Halla Engineering & Construction Corp.	6,560	$39,579
Hana Financial Group, Inc.	12,870	456,290
Hanil E-Wha Co. Ltd.	12,910	123,577
Hansae Yes24 Holdings Co. Ltd.	18,990	136,098
Husteel Co. Ltd.	4,170	96,246
Hyundai Home Shopping Network Corp.	3,092	385,696
Hyundai Motor Co.	2,521	509,607
Hyundai Steel Co.	2,417	177,332
INTOPS Co. Ltd.	9,489	274,094
Inzi Controls Co. Ltd.	6,720	41,062
KC Tech Co. Ltd.	17,040	70,269
Kia Motors Corp.	78,876	4,002,007
Kolon Corp.	3,080	63,934
Korea Electric Terminal Co. Ltd.	10,150	273,217
Korea Exchange Bank	83,250	554,441
Korea United Pharm, Inc.	16,700	218,193
Korea Zinc Co. Ltd.	2,947	944,063
KT&G Corp.	40,887	2,774,554
Kukdo Chemical Co. Ltd.	1,380	60,295
Kwang Dong Pharmaceutical Co. Ltd.	10,950	64,008
Kyung Nong Corp.	28,580	85,797
MegaStudy Co. Ltd.	4,274	274,331
Meritz Fire & Marine Insurance Co. Ltd.	27,450	300,892
Neowiz Corp.*	11,666	149,442
S&T Dynamics Co. Ltd.	23,020	268,496
Saeron Automotive Corp.	10,510	62,859
Sam Young Electronics Co. Ltd.	7,190	57,753
Samsung Electronics Co. Ltd.	2,281	3,109,072
Samsung Publishing Co. Ltd.	16,120	62,858
Samyang Tongsang Co. Ltd.	2,270	47,348
Sebang Co. Ltd.	4,060	67,643
Sejong Industrial Co. Ltd.	15,860	188,220
Sindoh Co. Ltd.	6,489	387,847
SK Telecom Co. Ltd., ADR	5,100	91,137
Sun Kwang Co. Ltd.	2,525	49,821
Tae Kyung Chemical Co. Ltd.	10,160	43,877
Taekwang Industrial Co. Ltd.	463	432,673
Tailim Packaging Industrial Co. Ltd.	50,370	118,707
Woori Finance Holdings Co. Ltd.	18,020	203,708
Youngone Holdings Co. Ltd.	2,680	181,621

		22,753,233

Spain — 0.4%
Banco Bilbao Vizcaya Argentaria SA	100,750	873,420
Banco Espanol de Credito SA(a)	9,308	38,658
Banco Popular Espanol SA*	11,526	8,540
Banco Santander SA	98,887	664,469
CaixaBank	48,848	165,306
Duro Felguera SA	185,545	1,267,696
Enagas SA	190,132	4,427,201
Gas Natural SDG SA	91,180	1,614,105
Grupo Catalana Occidente SA	6,023	130,247
Mapfre SA	233,248	720,865
Obrascon Huarte Lain SA	17,782	584,436
Red Electrica Corp. SA	85,436	4,298,522
Repsol SA	20,731	421,200
Tecnicas Reunidas SA	15,048	705,122
Viscofan SA	33,046	1,732,742

		17,652,529

	Shares	Value
COMMON STOCKS (Continued)
Sweden — 0.4%
Atlas Copco AB (Class A Stock)	117,477	$3,335,085
Axfood AB	43,355	1,763,061
Betsson AB	25,970	834,907
Bilia AB (Class A Stock)	19,399	349,784
Boliden AB	27,115	436,483
Byggmax Group AB	14,245	79,788
Clas Ohlson AB (Class B Stock)	36,172	482,919
Hennes & Mauritz AB (Class B Stock)	28,034	1,002,359
Hexpol AB	13,366	767,106
HIQ International AB	31,750	191,965
Industrivarden AB (Class C Stock)	23,259	423,309
Intrum Justitia AB	2,623	50,717
JM AB	44,814	1,062,489
Kungsleden AB	19,258	124,120
Loomis AB	18,728	347,744
Saab AB	42,759	925,186
Semcon AB*	11,726	100,767
TeliaSonera AB	384,510	2,745,510

		15,023,299

Switzerland — 0.5%
ACE Ltd.	31,200	2,775,864
Allied World Assurance Co. Holdings AG	31,100	2,883,592
BB Biotech AG	11,635	1,307,758
EMS-Chemie Holding AG	1,184	356,086
Ferrexpo PLC	115,784	304,533
Helvetia Holding AG	2,899	1,168,090
Highlight Communications AG	24,754	140,410
Implenia AG	20,145	1,100,304
Novartis AG	5,001	355,333
Partners Group Holding AG	1,404	346,526
Roche Holding AG	21,320	4,963,362
Schweizerische National-Versicherungs- Gesellschaft AG	4,769	230,337
Sonova Holding AG*	6,015	721,699
Swiss Life Holding AG*	6,282	931,083
Swisscom AG	1,421	657,435
Vaudoise Assurances Holding SA (Class B Stock)	174	62,136
Walter Meier AG	259	77,212
Zurich Financial Services AG*	7,144	1,988,249

		20,370,009

Taiwan — 0.3%
Ability Enterprise Co. Ltd.	121,000	110,803
AMPOC Far-East Co. Ltd.	179,000	168,674
Audix Corp.	71,000	65,477
AV Tech Corp.	58,000	182,135
C Sun Manufacturing Ltd.	85,000	62,528
Cathay Real Estate Development Co. Ltd.	128,000	71,196
Chenbro Micom Co. Ltd.	170,000	215,199
China Metal Products Co. Ltd.	1	1
China Steel Chemical Corp.	63,000	308,272
Chipbond Technology Corp.	149,000	338,355
Chun Yuan Steel	9,853	3,697
Compal Electronics, Inc.	221,951	157,137
Continental Holdings Corp.	100,000	38,527
CviLux Corp.	85,000	120,004
Dynapack International Technology Corp.	103,000	361,968
Elite Material Co. Ltd.	190,000	191,553
Farglory Land Development Co. Ltd.	242,000	445,773

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Feng Tay Enterprise Co. Ltd.	186,570	$287,493
Flytech Technology Co. Ltd.	51,000	131,029
Formosan Rubber Group, Inc.	315,000	235,764
FSP Technology, Inc.	28,279	26,892
GeoVision, Inc.	17,509	75,521
Gigabyte Technology Co. Ltd.	408,000	370,861
Holiday Entertainment Co. Ltd.	205,000	285,279
Hung Poo Real Estate Development Corp.	156,000	166,922
Kung Long Batteries Industrial Co. Ltd.	36,000	79,346
Kwong Fong Industries*	244,000	153,284
Lite-On Technology Corp.	351,905	572,425
Lumax International Corp. Ltd.	63,300	149,069
Makalot Industrial Co. Ltd.	104,000	389,907
Micro-Star International Co. Ltd.	159,000	75,297
Phihong Technology Co. Ltd.	173,626	141,366
Portwell, Inc.	255,000	250,171
Powertech Technology, Inc.	205,000	345,532
Prime Oil Chemical Service Corp.	136,000	121,303
Rechi Precision Co. Ltd.	135,960	120,047
ShenMao Technology, Inc.	53,000	58,733
Sigurd Microelectronics Corp.	303,000	311,446
Silitech Technology Corp.	102,373	188,820
Sincere Navigation Corp.	135,000	121,763
Sirtec International Co. Ltd.	84,000	109,594
Sunonwealth Electric Machine Industry Co. Ltd.	192,000	124,944
Syncmold Enterprise Corp.	179,000	330,299
Taiwan Line Tek Electronic	105,650	111,408
Taiwan Secom Co. Ltd.	65,000	146,765
Taiwan Semiconductor Co. Ltd.	295,000	142,723
Taiwan Sogo Shin Kong SEC	212,000	254,532
Test Research, Inc	208,658	370,733
Topco Scientific Co. Ltd.	148,740	270,473
Tsann Kuen Enterprise Co. Ltd.	85,000	143,816
Vanguard International Semiconductor Corp.	227,000	210,652
Vivotek, Inc.	61,000	234,585
Ways Technical Corp. Ltd.	92,000	223,613
WT Microelectronics Co. Ltd.	1,888	2,212
Yungshin Construction & Development Co.	61,000	138,859
Zeng Hsing Industrial Co. Ltd.	58,000	231,427
Zenitron Corp.	148,000	92,562

		10,638,766

Thailand — 0.2%
Advanced Info Service PCL, NVDR	298,200	2,409,150
Banpu PCL, NVDR	44,600	575,703
BEC World PCL, NVDR	170,400	373,439
Delta Electronics Thailand PCL, NVDR	929,800	1,170,311
Electricity Generating PCL, NVDR	16,000	85,120
Hana Microelectronics PCL, NVDR	248,300	214,324
Khon Kaen Sugar Industry PCL, NVDR	398,500	179,785
Lanna Resources PCL, NVDR	191,200	162,840
PTT Exploration & Production PCL, NVDR	319,900	1,628,281
Thai Tap Water Supply PCL, NVDR	1,109,800	409,849

		7,208,802

Turkey — 0.2%
Aygaz AS	117,577	701,836
Eczacibasi Yatirim Holding Ortakligi A/S	43,560	178,160
EGE Seramik Sanayi ve Ticaret A/S	156,732	199,239

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	1	$1
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	190,559	560,313
Koza Anadolu Metal Madencilik Isletmeleri A/S*	337,208	965,422
Park Elektrik Uretim Madencilik Sanayi ve Ticaret A/S	122,336	477,363
Turk Telekomunikasyon A/S	399,962	1,772,893
Turk Traktor ve Ziraat Makineleri A/S	47,383	1,558,221

		6,413,448

United Kingdom — 3.6%
Abcam PLC	31,020	210,923
Aberdeen Asset Management PLC	369,995	2,412,925
Aero Inventory PLC*	16,478	—
Afren PLC*	227,258	489,648
African Barrick Gold PLC	345,265	1,013,032
AMEC PLC	79,290	1,272,245
Amlin PLC	406,084	2,613,109
Anglo American PLC, (JSE)	7,681	199,933
Anglo American PLC, (XLON)	39,824	1,023,843
Antofagasta PLC	135,462	2,025,354
Ashmore Group PLC	504,368	2,682,279
AstraZeneca PLC	181,260	9,087,374
Avocet Mining PLC	353,989	102,195
BAE Systems PLC.	320,831	1,922,168
Barclays PLC	333,640	1,475,989
Barratt Developments PLC*	135,926	566,109
Bellway PLC	27,302	538,050
Berendsen PLC	10,592	126,339
BG Group PLC	38,634	662,753
BHP Billiton PLC	35,281	1,026,592
Bovis Homes Group PLC	33,114	373,088
British American Tobacco PLC	46,289	2,480,685
British Sky Broadcasting Group PLC	277,865	3,728,060
Brown (N) Group PLC	14,952	92,693
BT Group PLC	219,180	925,836
Bumi PLC*	44,488	199,954
Burberry Group PLC	30,189	609,624
Cairn Energy PLC*	68,110	283,046
Carillion PLC	203,645	842,577
Carphone Warehouse Group PLC	121,723	372,680
Centamin PLC*	882,528	663,106
Centrica PLC	1,221,949	6,827,080
Chemring Group PLC	46,049	181,991
Close Brothers Group PLC	72,778	1,163,333
Cobham PLC	500,037	1,846,276
Computacenter PLC	36,686	301,011
Concentric AB(a)	31,570	336,699
Costain Group PLC	45,099	187,590
Cranswick PLC	24,322	364,388
Dart Group PLC	131,498	296,711
Debenhams PLC	208,066	261,770
Delphi Automotive PLC	61,000	2,708,400
Devro PLC	23,714	126,474
Diploma PLC	27,543	234,571
Drax Group PLC	245,401	2,280,138
Dunelm Group PLC	10,784	136,904
Elementis PLC	187,816	743,981
EnQuest PLC*	812,735	1,773,339
Eurasian Natural Resources Corp. PLC	236,669	884,996

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Evraz PLC	161,707	$545,469
Fenner PLC	128,890	761,828
FirstGroup PLC	35,803	109,401
Gem Diamonds Ltd.*	11,156	23,181
GKN PLC	224,351	901,658
GlaxoSmithKline PLC	330,404	7,723,802
Greene King PLC	39,945	426,077
Greggs PLC	172,106	1,246,868
Halfords Group PLC	106,672	523,043
Halma PLC	79,618	626,656
Hargreaves Lansdown PLC	28,439	375,079
Highland Gold Mining Ltd.	230,495	300,320
Hill & Smith Holdings PLC	13,315	90,233
Home Retail Group PLC(a)	88,929	209,712
Howden Joinery Group PLC	91,524	331,952
HSBC Holdings PLC, (XHKG)	450,800	4,841,487
HSBC Holdings PLC, (XLON)	512,298	5,468,363
IG Group Holdings PLC	159,779	1,296,431
IMI PLC	92,364	1,817,443
Imperial Tobacco Group PLC	6,620	231,252
Inmarsat PLC	51,419	548,856
InterContinental Hotels Group PLC	16,680	508,665
Intermediate Capital Group PLC	74,668	480,027
Interserve PLC	54,950	416,886
ITE Group PLC	142,671	591,599
J Sainsbury PLC	125,807	723,534
Jardine Lloyd Thompson Group PLC	11,706	151,365
JKX Oil & Gas PLC*	160,343	184,553
Kazakhmys PLC	87,061	519,088
Keller Group PLC	12,023	148,888
Ladbrokes PLC	100,405	344,483
Lancashire Holdings Ltd.	102,066	1,254,637
Legal & General Group PLC	2,136,285	5,605,829
Lloyds Banking Group PLC*	1,360,783	1,006,739
Micro Focus International PLC	113,842	1,185,764
Mitie Group PLC	191,822	818,434
Morgan Crucible Co. PLC	306,475	1,315,068
National Grid PLC	26,766	311,124
Next PLC	18,536	1,229,669
PayPoint PLC	5,477	73,858
Persimmon PLC	88,302	1,434,289
Petrofac Ltd.	12,882	280,490
Petropavlovsk PLC	82,716	280,400
Premier Farnell PLC	80,384	272,494
Reckitt Benckiser Group PLC	50,820	3,643,182
Restaurant Group PLC	77,626	551,885
Rio Tinto PLC	15,609	731,676
Royal Bank of Scotland Group PLC*	381,567	1,597,279
Sage Group PLC (The)	148,720	774,411
Senior PLC	207,398	751,275
Smith & Nephew PLC	290,319	3,352,566
Smiths Group PLC	82,031	1,566,757
Smiths News PLC	74,476	209,352
Spectris PLC	18,660	696,351
Spirax-Sarco Engineering PLC	27,285	1,113,987
St. Ives PLC	36,303	74,467
Standard Life PLC	484,365	2,688,504
Taylor Wimpey PLC	639,196	882,849
Tesco PLC	437,060	2,533,850
Ultra Electronics Holdings PLC	33,994	888,421
Unilever PLC	74,815	3,164,800

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Vedanta Resources PLC	20,542	$313,687
Vesuvius PLC	86,761	464,831
Victrex PLC	32,146	810,818
Volex PLC	47,834	75,044
Weir Group PLC (The)	10,275	353,309
WH Smith PLC(a)	110,082	1,248,632
William Hill PLC	251,601	1,414,116
WM Morrison Supermarkets PLC	975,989	4,095,971
Xyratex Ltd.	13,300	131,670

		142,344,545

United States — 11.9%
1st Source Corp.	2,600	61,620
3M Co.(a)	31,100	3,306,241
Abbott Laboratories	194,500	6,869,740
AbbVie, Inc.	219,438	8,948,682
Adams Resources & Energy, Inc.	2,200	112,200
Aetna, Inc.(a)	40,200	2,055,024
Aflac, Inc.	86,500	4,499,730
AG Mortgage Investment Trust, Inc., REIT(a)	14,800	376,956
Alacer Gold Corp.*	120,500	486,341
Alaska Air Group, Inc.*	40,400	2,583,984
Allegiant Travel Co.(a)	9,000	799,020
Alliance Resource Partners LP(a)	31,100	1,981,070
Almost Family, Inc.	10,400	212,472
Alpha & Omega Semiconductor Ltd.*	17,400	154,512
Amedisys, Inc.*	28,000	311,360
American Capital Ltd.*	24,900	363,415
American Equity Investment Life Holding Co.(a)	44,100	656,649
American Financial Group, Inc.	69,300	3,283,434
American International Group, Inc.*	27,600	1,071,432
AmerisourceBergen Corp.	34,400	1,769,880
Amgen, Inc.	31,200	3,198,312
Amphenol Corp. (Class A Stock)	4,800	358,320
Amsurg Corp.*	73,000	2,455,720
Analog Devices, Inc.	36,700	1,706,183
ANN, Inc.*	5,700	165,414
Apache Corp.	27,900	2,152,764
Apollo Group, Inc. (Class A Stock)*(a)	30,500	530,395
Apollo Residential Mortgage, Inc., REIT	13,100	291,999
Apple, Inc.(a)	9,900	4,382,037
Aptargroup, Inc.	10,400	596,440
Argan, Inc.	17,200	256,452
Arlington Asset Investment Corp. (Class A Stock)	2,600	67,106
Assurant, Inc.	10,400	468,104
Atlas Air Worldwide Holdings, Inc.*	8,000	326,080
Automatic Data Processing, Inc.	27,900	1,814,058
Avnet, Inc.*	16,100	582,820
AXT, Inc.*	16,200	47,628
Ballantyne Strong, Inc.*	19,500	82,485
Bank of America Corp.	433,300	5,277,594
Baxter International, Inc.	64,100	4,656,224
Becton, Dickinson and Co.	43,700	4,178,157
Bed Bath & Beyond, Inc.*	20,500	1,320,610
Belo Corp. (Class A Stock)	13,200	129,756
Best Buy Co., Inc.(a)	39,100	866,065
Bio-Reference Labs, Inc.*(a)	22,200	576,756
Blyth, Inc.	7,200	124,992

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
BMC Software, Inc.*	10,600	$491,098
Boart Longyear Ltd.	95,939	127,855
BOK Financial Corp.	11,900	741,370
BP Prudhoe Bay Royalty Trust	4,300	359,007
Bridgepoint Education, Inc.*(a)	33,200	339,636
Bristol-Myers Squibb Co.	96,500	3,974,835
Brocade Communications Systems, Inc.*	78,700	454,099
Buckeye Technologies, Inc.	12,900	386,355
Buckle, Inc. (The)(a)	20,400	951,660
C&J Energy Services, Inc.*(a)	47,900	1,096,910
C.R. Bard, Inc.	33,100	3,335,818
CA, Inc.(a)	98,400	2,476,728
Calamos Asset Management, Inc. (Class A Stock)	33,600	395,472
Capella Education Co.*	14,400	448,416
Capital One Financial Corp.	28,700	1,577,065
Capital Southwest Corp.	3,800	437,000
Capstead Mortgage Corp., REIT	33,400	428,188
Cash America International, Inc.(a)	13,800	724,086
CBOE Holdings, Inc.	40,800	1,507,152
Celgene Corp.*	10,400	1,205,464
CF Industries Holdings, Inc.	20,600	3,921,622
Cheesecake Factory, Inc. (The)(a)	17,900	691,119
Chemed Corp.(a)	37,100	2,967,258
Chevron Corp.	51,651	6,137,172
Chico’s FAS, Inc.	26,100	438,480
Chimera Investment Corp., REIT	120,600	384,714
Cigna Corp.	68,600	4,278,582
Cisco Systems, Inc.	118,800	2,484,108
Citigroup, Inc.	86,170	3,812,161
Citizens & Northern Corp.	4,400	85,800
Cliffs Natural Resources, Inc.(a)	9,800	186,298
CNA Financial Corp.	52,400	1,712,956
CNO Financial Group, Inc.	92,800	1,062,560
Coca-Cola Co. (The)	78,000	3,154,320
Coinstar, Inc.*(a)	21,900	1,279,398
Colgate-Palmolive Co.	31,400	3,706,142
Comerica, Inc.	34,600	1,243,870
Commerce Bancshares, Inc.	16,436	671,082
Community Health Systems, Inc.	1	47
Computer Sciences Corp.	38,600	1,900,278
ConocoPhillips	24,400	1,466,440
Cooper Tire & Rubber Co.	44,000	1,129,040
Copart, Inc.*	10,000	342,800
Corning, Inc.	71,900	958,427
Courier Corp.	10,200	146,982
Crocs, Inc.*	12,700	188,214
CSS Industries, Inc.	7,700	199,969
Cullen/Frost Bankers, Inc.(a)	10,400	650,312
Cummins, Inc.	18,300	2,119,323
CVB Financial Corp.	50,200	565,754
Cyberonics, Inc.*	7,500	351,075
Darling International, Inc.*	63,700	1,144,052
Deluxe Corp.	54,800	2,268,720
DeVry, Inc.(a)	30,800	977,900
DIRECTV*	27,300	1,545,453
Discover Financial Services	61,200	2,744,208
Dorchester Minerals LP	14,000	324,800
Dorman Products, Inc.	9,300	346,053
Dover Corp.	20,700	1,508,616
DSW, Inc. (Class A Stock)(a)	6,400	408,320

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Dynex Capital, Inc., REIT	25,800	$275,544
East West Bancorp, Inc.	17,800	456,926
Eli Lilly & Co.	146,300	8,308,377
Emerson Electric Co.(a)	57,500	3,212,525
Encore Capital Group, Inc.*(a)	14,500	436,450
Energizer Holdings, Inc.	6,600	658,218
Ensign Group, Inc. (The)	18,700	624,580
Express, Inc.*	38,700	689,247
Exxon Mobil Corp.	70,600	6,361,766
EZCORP, Inc. (Class A Stock)*	31,800	677,340
FBL Financial Group, Inc. (Class A Stock)	6,400	248,704
FedEx Corp.	6,800	667,760
First Defiance Financial Corp.	1,500	34,980
First Financial Bankshares, Inc.(a)	4,300	208,980
First Solar, Inc.*(a)	22,600	609,296
Fonar Corp.*	22,480	155,562
Foot Locker, Inc.	10,900	373,216
Forward Air Corp.	12,600	469,854
Franklin Resources, Inc.	11,000	1,658,910
Freeport-McMoRan Copper & Gold, Inc.	21,700	718,270
FutureFuel Corp.	8,300	100,845
Gannett Co., Inc.	23,200	507,384
Gap, Inc. (The)	9,700	343,380
Gartner, Inc.*	6,500	353,665
General Dynamics Corp.	60,400	4,258,804
Genworth Financial, Inc. (Class A Stock)*	70,000	700,000
Gilead Sciences, Inc.*(a)	26,600	1,301,538
Goldman Sachs Group, Inc. (The)	36,800	5,415,120
Gordmans Stores, Inc.*	10,200	119,442
Grand Canyon Education, Inc.*	6,700	170,113
Great Northern Iron Ore Properties(a)	3,000	223,710
Green Mountain Coffee Roasters, Inc.*(a)	7,600	431,376
Guess?, Inc.	42,700	1,060,241
Hartford Financial Services Group, Inc. (The)	9,000	232,200
Hawaiian Holdings, Inc.*	55,900	321,984
HCA Holdings, Inc.	41,300	1,678,019
HCC Insurance Holdings, Inc.	42,900	1,803,087
Helmerich & Payne, Inc.	23,400	1,420,380
hhgregg, Inc.*(a)	27,800	307,190
HollyFrontier Corp.	53,100	2,731,995
Horace Mann Educators Corp.	61,000	1,271,850
Hormel Foods Corp.	81,000	3,346,920
Hubbell, Inc. (Class B Stock)	18,600	1,806,246
Humana, Inc.	37,100	2,563,981
Huntington Bancshares, Inc.	133,700	988,043
ICU Medical, Inc.*	3,500	206,325
Illinois Tool Works, Inc.	20,700	1,261,458
Ingles Markets, Inc. (Class A Stock)	1,900	40,812
Ingram Micro, Inc. (Class A Stock)*	25,800	507,744
Intel Corp.(a)	353,100	7,715,235
Interactive Brokers Group, Inc. (Class A Stock)	17,300	257,943
InterDigital, Inc.(a)	20,700	990,081
International Business Machines Corp.	18,800	4,010,040
Intersections, Inc.	20,400	191,964
Invesco Mortgage Capital, Inc., REIT	38,900	832,071
Iridium Communications, Inc.*(a)	41,700	251,034
ITT Educational Services, Inc.*(a)	16,900	232,882
J&J Snack Foods Corp.	1,700	130,713
j2 Global, Inc.(a)	29,600	1,160,616

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Jack Henry & Associates, Inc.	13,700	$633,077
Johnson & Johnson(a)	48,400	3,946,052
Joy Global, Inc.	23,600	1,404,672
JPMorgan Chase & Co.	111,300	5,282,298
Kadant, Inc.*	3,600	90,000
KeyCorp	319,100	3,178,236
Kimberly-Clark Corp.(a)	42,300	4,144,554
KLA-Tencor Corp.	28,100	1,481,994
Kohl’s Corp.(a)	11,600	535,108
Kronos Worldwide, Inc.(a)	29,300	458,545
L-3 Communications Holdings, Inc.	19,600	1,586,032
Laboratory Corp. of America Holdings*(a)	55,000	4,961,000
Lancaster Colony Corp.	17,300	1,332,100
Landstar System, Inc.	14,200	810,678
Lear Corp.	14,700	806,589
Lincoln National Corp.	28,200	919,602
Linear Technology Corp.(a)	22,700	870,999
Lockheed Martin Corp.	52,000	5,019,040
Lorillard, Inc.(a)	113,259	4,570,001
Magellan Health Services, Inc.*	15,500	737,335
Manhattan Associates, Inc.*	5,500	408,595
Marathon Petroleum Corp.	40,800	3,655,680
Mattel, Inc.	45,000	1,970,550
Maxim Integrated Products, Inc.	41,100	1,341,915
MAXIMUS, Inc.	4,400	351,868
Maxygen, Inc.	19,800	47,718
McDonald’s Corp.	17,000	1,694,730
McGraw-Hill Cos., Inc. (The)	33,600	1,749,888
MEDNAX, Inc.*(a)	26,800	2,402,084
Medtronic, Inc.	153,600	7,213,056
Merck & Co., Inc.	192,700	8,523,121
Meredith Corp.(a)	10,200	390,252
MetLife, Inc.	26,500	1,007,530
Mettler-Toledo International, Inc.*	3,200	682,304
Microsoft Corp.	320,900	9,180,949
Middleby Corp.*	2,300	349,945
Miller Industries, Inc.	5,000	80,250
Mitcham Industries, Inc.*	16,300	275,796
Monster Beverage Corp.*	7,000	334,180
Morgan Stanley	218,000	4,791,640
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	12,100	1,037,938
MTS Systems Corp.	5,700	331,455
Myriad Genetics, Inc.*	39,400	1,000,760
NACCO Industries, Inc. (Class A Stock)	1,300	69,368
National Presto Industries, Inc.(a)	1,900	152,950
National Western Life Insurance Co. (Class A Stock)	300	52,800
Nature’s Sunshine Products, Inc.	19,400	295,656
Neutral Tandem, Inc.	56,600	185,082
NewMarket Corp.	5,000	1,301,800
Newmont Mining Corp.	7,200	301,608
North European Oil Royalty Trust	2,200	53,372
Northern Trust Corp.	44,200	2,411,552
Northrop Grumman Corp.	53,800	3,774,070
Nu Skin Enterprises, Inc. (Class A Stock)(a)	72,500	3,204,500
Nutraceutical International Corp.	20,900	362,615
Occidental Petroleum Corp.	43,300	3,393,421
Oceaneering International, Inc.	5,500	365,255
Omnicom Group, Inc.(a)	14,900	877,610
Oracle Corp.	122,700	3,968,118

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
O’Reilly Automotive, Inc.*	3,400	$348,670
Panera Bread Co. (Class A Stock)*	2,100	347,004
Papa John’s International, Inc.*	5,700	352,374
Parker Hannifin Corp.	28,300	2,591,714
Paychex, Inc.(a)	45,400	1,592,178
PDL BioPharma, Inc.(a)	136,800	1,000,008
PepsiCo, Inc.	22,200	1,756,242
PetMed Express, Inc.(a)	17,900	240,129
PetSmart, Inc.(a)	16,100	999,810
Pfizer, Inc.	185,300	5,347,758
Philip Morris International, Inc.	26,800	2,484,628
Phillips 66	26,450	1,850,707
Photronics, Inc.*	13,300	88,844
Pitney Bowes, Inc.(a)	63,600	945,096
PNC Financial Services Group, Inc.	27,200	1,808,800
Polaris Industries, Inc.(a)	17,400	1,609,326
Portfolio Recovery Associates, Inc.*(a)	7,900	1,002,668
Power-One, Inc.*(a)	40,200	166,830
Pozen, Inc.*	11,600	61,132
Preformed Line Products Co.	1,000	69,970
Primerica, Inc.	34,600	1,134,188
Principal Financial Group, Inc.(a)	31,000	1,054,930
ProAssurance Corp.	24,700	1,169,051
Protective Life Corp.	71,300	2,552,540
Quality Systems, Inc.	97,200	1,776,816
Quest Diagnostics, Inc.(a)	128,000	7,225,600
Questcor Pharmaceuticals, Inc.(a)	59,300	1,929,622
Raytheon Co.	84,500	4,967,755
Rent-A-Center, Inc.	7,300	269,662
Republic Bancorp, Inc. (Class A Stock)	7,200	163,008
Reynolds American, Inc.	116,100	5,165,289
RG Barry Corp.	12,100	162,019
Rockwell Collins, Inc.(a)	24,300	1,533,816
Ross Stores, Inc.	17,500	1,060,850
RPC, Inc.(a)	48,050	728,919
Scholastic Corp.	8,800	234,520
Schweitzer-Mauduit International, Inc.	17,300	670,029
Sciclone Pharmaceuticals, Inc.*	71,100	327,060
Scripps Networks Interactive, Inc. (Class A Stock)	17,700	1,138,818
Select Medical Holdings Corp.	74,700	672,300
Spectrum Pharmaceuticals, Inc.(a)	51,900	387,174
Spirit Airlines, Inc.*	30,600	776,016
StanCorp Financial Group, Inc.(a)	42,600	1,821,576
Standard Motor Products, Inc.	4,700	130,284
Starwood Property Trust, Inc., REIT	28,700	796,712
STERIS Corp.	37,400	1,556,214
Strayer Education, Inc.(a)	11,300	546,694
Stryker Corp.	70,800	4,618,992
Sturm Ruger & Co., Inc.(a)	12,000	608,760
Symantec Corp.*	36,100	890,948
Symetra Financial Corp.	151,400	2,030,274
SYNNEX Corp.*(a)	9,900	366,300
Syntel, Inc.	5,400	364,608
T. Rowe Price Group, Inc.(a)	22,800	1,707,036
TAL International Group, Inc.	5,100	231,081
Tech Data Corp.*	8,300	378,563
Terra Nitrogen Co. LP(a)	9,900	2,178,000
Tesoro Corp.	11,600	679,180
Tessco Technologies, Inc.	7,900	170,956
Timken Co.	30,800	1,742,664

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
TJX Cos., Inc.	25,400	$1,187,450
Tractor Supply Co.	3,400	354,042
True Religion Apparel, Inc.	4,600	120,106
TrustCo Bank Corp.	67,500	376,650
Trustmark Corp.	20,600	515,206
TRW Automotive Holdings Corp.*	14,800	814,000
Tupperware Brands Corp.	19,700	1,610,278
Union Pacific Corp.	22,400	3,189,984
Unisys Corp.*	15,600	354,900
United Stationers, Inc.	8,900	343,985
United Therapeutics Corp.*(a)	31,400	1,911,318
UnitedHealth Group, Inc.	83,700	4,788,477
Universal Corp.(a)	22,900	1,283,316
Universal Health Services, Inc. (Class B Stock)	4,700	300,189
Universal Insurance Holdings, Inc.	28,500	138,225
Unum Group	34,500	974,625
US Physical Therapy, Inc.	5,600	150,360
USA Mobility, Inc.	21,800	289,286
USANA Health Sciences, Inc.*(a)	8,900	430,137
Vaalco Energy, Inc.*	29,700	225,423
Valassis Communications, Inc.	4,800	143,376
Valero Energy Corp.	19,300	877,957
Valmont Industries, Inc.	2,200	345,994
Varian Medical Systems, Inc.*	21,200	1,526,400
Viacom, Inc. (Class B Stock)	49,600	3,053,872
Vishay Intertechnology, Inc.*(a)	19,700	268,117
Vonage Holdings Corp.*	134,500	388,705
W&T Offshore, Inc.(a)	17,200	244,240
Wabtec Corp.	16,200	1,654,182
Waddell & Reed Financial, Inc. (Class A Stock)	34,600	1,514,788
Walgreen Co.(a)	6,900	328,992
Weis Markets, Inc.	4,700	191,290
WellPoint, Inc.	5,200	344,396
Wells Fargo & Co.	51,900	1,919,781
Westamerica Bancorporation(a)	3,300	149,589
Western Digital Corp.	43,900	2,207,292
Western Refining, Inc.(a)	27,300	966,693
Western Union Co. (The)(a)	58,000	872,320
Williams-Sonoma, Inc.	5,600	288,512
Wilshire Bancorp, Inc.*	31,500	213,570
World Acceptance Corp.*(a)	5,900	506,633
Xilinx, Inc.	30,000	1,145,100
Zimmer Holdings, Inc.	23,100	1,737,582

		468,761,751

TOTAL COMMON STOCKS (cost $1,136,158,920)		1,217,428,229

EXCHANGE TRADED FUNDS — 5.3%
iShares Dow Jones US Real Estate Index Fund(a)	742,121	51,562,567
iShares Gold Trust*(a)	4,965,575	77,065,724
iShares S&P 500 Index Fund(a)	498,383	78,410,597

TOTAL EXCHANGE TRADED FUNDS (cost $200,136,190)		207,038,888

PREFERRED STOCKS — 0.1%
Brazil — 0.1%
AES Tiete SA (PRFC)	184,300	1,787,594

	Shares	Value
PREFERRED STOCKS (Continued)
Brazil (cont’d.)
Cia Energetica do Ceara (PRFC A)	3,700	$91,532

		1,879,126

Germany
Fuchs Petrolub AG (PRFC)	4,304	361,811
Jungheinrich AG (PRFC)	7,058	296,617
ProSiebenSat.1 Media AG (PRFC)	16,959	605,430
Volkswagen AG (PRFC)	2,852	566,656

		1,830,514

United States
Hartford Financial Services Group, Inc. (PRFC)	31,000	933,100

TOTAL PREFERRED STOCKS (cost $5,022,204)		4,642,740

	Units
RIGHTS*
Hong Kong
China Fishery Group Ltd., expiring 04/12/13	237,000	19,681

United Kingdom
William Hill PLC, expiring 04/04/13	55,911	105,344

TOTAL RIGHTS (cost $27,680)		125,025

	Shares
UNAFFILIATED MUTUAL FUNDS — 12.8%
Goldman Sachs Small Cap Value Fund (Institutional Shares)	1,909,027	95,737,704
Heartland Value Plus Fund (Institutional Shares)	2,385,495	77,957,977
MFS Emerging Markets Debt Fund (Institutional Shares)	2,639,285	41,911,845
PIMCO Emerging Markets Bond Fund (Institutional Shares)	5,629,703	68,682,372
T. Rowe Price Institutional High Yield Fund (Institutional Shares)	5,644,834	56,166,103
T. Rowe Price Value Fund (Retail Shares)	5,411,763	161,270,537

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $454,652,297)		501,726,538

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.1%
Bumper 2 SA (United Kingdom),
Series 2012-5, Class B
2.344%(c)	06/20/22	AA+(d)	GBP	300	461,035
Business Mortgage Finance PLC (United Kingdom),
Series 1, Class M
3.311%(c)	07/20/36	Aa2	GBP	658	999,872
Lambda Finance BV (Netherlands),
Series 2007-1A, Class A3, 144A
0.430%(c)	09/20/31	Aaa		882	864,849
Series 2007-1X, Class A3

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
0.430%(c)	09/20/31		Aaa		256	$252,417

TOTAL ASSET-BACKED SECURITIES (cost $2,611,172)						2,578,173

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
DECO Ltd. (Ireland),
Series 2007-E6X, Class A3
0.421%(c)	04/27/18		A+(d)	EUR	2,362	2,633,447
Series 2012-MHLX, Class A
2.781%(c)	07/28/21		AAA(d)	GBP	2,000	3,088,569
Epic Barchester PLC (United Kingdom),
Series BARC, Class A
0.787%(c)	09/30/31		A+(d)	GBP	1,567	2,214,134
German Residential Asset Note Distributor PLC (Ireland),
Series 1, Class C
2.091%(c)	01/20/21		Baa3	EUR	7,750	9,814,701
LCP Proudreed PLC (United Kingdom),
Series 1, Class A
0.768%(c)	08/25/16		A(d)	GBP	6,183	8,925,334
Opera Finance PLC (Ireland),
Series GER3, Class B
0.439%(c)	01/25/22		A+(d)	EUR	1,500	1,720,889
Quality Parking BV (Netherlands),
Series 2007-1, Class A
0.388%(c)	10/05/16		AA(d)	EUR	3,500	4,357,996
Real Estate Capital PLC (United Kingdom),
Series 3, Class A
0.711%(c)	07/15/16		AA-(d)	GBP	1,809	2,725,484
Series 5, Class A
0.741%(c)	07/25/16		A(d)	GBP	2,231	3,380,953
Titan Europe PLC (Ireland),
Series 2005-CT1X, Class C
1.111%(c)	07/28/14		Baa2	GBP	579	862,257
Series 2006-2X, Class A
0.399%(c)	01/23/16		Baa3	EUR	7,964	10,157,447
Vanwall Finance PLC (United Kingdom),
Series 1, Class B
0.853%	04/12/16		NR	GBP	7,994	12,135,585

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $63,547,909)						62,016,796

CORPORATE BONDS — 23.5%
Australia — 0.1%
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
8.250%	11/01/19	(a)	B1		290	312,838
Rio Tinto Finance USA Ltd.,
Gtd. Notes
7.125%	07/15/28		A3		825	1,122,295
9.000%	05/01/19	(a)	A3		595	819,692
Rio Tinto Finance USA PLC,
Gtd. Notes
3.500%	03/22/22		A3		2,485	2,556,598

						4,811,423

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Austria
Sappi Papier Holding GmbH,
Sr. Sec’d. Notes, 144A
6.625%	04/15/21	(a)	Ba2	1,100	$1,135,750

Bangladesh
Viking Cruises Ltd.,
Sr. Notes, 144A
8.500%	10/15/22		B3	1,245	1,369,500

Bermuda — 0.2%
Aircastle Ltd.,
Sr. Unsec’d. Notes
6.250%	12/01/19		Ba3	1,115	1,218,138
Digicel Group Ltd.,
Sr. Unsec’d. Notes, 144A
10.500%	04/15/18		Caa1	650	723,125
Digicel Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	02/15/20		Ba2	500	522,500
8.250%	09/01/17		B1	735	777,263
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42		Baa2	3,885	4,004,316
7.000%	03/15/38		Baa2	960	1,071,292

					8,316,634

Canada — 1.3%
Agrium, Inc.,
Sr. Unsec’d. Notes
3.150%	10/01/22		Baa2	1,000	963,377
Bank of Montreal,
Covered Bonds, 144A
1.950%	01/30/18	(a)	Aaa	5,150	5,355,485
Bank of Nova Scotia,
Covered Bonds, 144A
1.750%	03/22/17		Aaa	2,270	2,342,867
2.150%	08/03/16		Aaa	4,625	4,835,438
Barrick Gold Corp.,
Sr. Unsec’d. Notes
1.750%	05/30/14		Baa1	1,050	1,061,523
Brookfield Residential Properties, Inc.,
Gtd. Notes, 144A
6.500%	12/15/20		B2	555	593,850
Canadian Imperial Bank of Commerce,
Covered Bonds, 144A
2.750%	01/27/16	(a)	Aaa	5,075	5,372,395
Canadian Pacific Railway Ltd.,
Sr. Unsec’d. Notes
5.750%	01/15/42		Baa3	2,510	2,981,375
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
5.800%	05/15/21		Baa3	2,395	2,536,300
Kodiak Oil & Gas Corp.,
Gtd. Notes, 144A
5.500%	01/15/21		B3	1,855	1,943,113
National Bank of Canada,
Covered Bonds, 144A
2.200%	10/19/16		Aaa	9,825	10,299,351

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
New Gold, Inc.,
Sr. Unsec’d. Notes, 144A
6.250%	11/15/22		B2	1,475	$1,545,063
Precision Drilling Corp.,
Gtd. Notes
6.625%	11/15/20		Ba2	145	154,788
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.850%	06/01/39		Baa2	1,445	1,910,781
Toronto-Dominion Bank (The),
Covered Bonds, 144A
1.500%	03/13/17		Aaa	6,260	6,411,361
Total Capital Canada Ltd.,
Gtd. Notes
1.625%	01/28/14		Aa1	1,145	1,156,679

					49,463,746

Cayman Islands — 0.3%
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
5.125%	06/26/22		Baa3	2,850	2,996,775
Offshore Group Investment Ltd.,
Sr. Sec’d. Notes, 144A
7.500%	11/01/19	(a)	B3	995	1,054,700
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
8.750%	02/01/20	(a)	Ba2	720	813,600
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22		Baa2	1,920	1,970,008
6.875%	11/10/39		Baa2	1,280	1,459,589
XLIT Ltd.,
Gtd. Notes
5.750%	10/01/21	(a)	Baa2	1,170	1,389,513

					9,684,185

Chile — 0.1%
Banco Santander Chile,
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22		Aa3	2,115	2,134,361
Corpbanca SA,
Sr. Unsec’d. Notes
3.125%	01/15/18		Baa1	2,990	2,954,536

					5,088,897

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16		A2	2,355	2,503,954

France — 0.4%
BNP Paribas SA,
Sr. Unsec’d. Notes, MTN
2.375%	09/14/17		Ba2	3,075	3,120,535
3.250%	03/03/23		A2	1,225	1,190,584
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
6.500%	01/26/19		Aa3	1,230	1,501,711
Sub. Notes, 144A
5.250%(c)	01/29/49		A3	5,085	5,051,642

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
France (cont’d.)
Societe Generale SA,
Bank Gtd. Notes
2.750%	10/12/17	(a)	A2	3,785	$3,876,650
Total Capital SA,
Gtd. Notes
2.300%	03/15/16		Aa1	1,170	1,220,574

					15,961,696

Germany — 0.2%
KFW,
Gov’t. Gtd. Notes, MTN
2.750%	09/08/20		Aaa	3,035	3,263,839
Norddeutsche Landesbank Girozentrale,
Sr. Unsec’d. Notes, 144A
0.875%	10/16/15	(a)	Aaa	4,600	4,613,340
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A
5.500%	01/15/23		Ba3	940	965,850

					8,843,029

Ireland — 0.2%
Nara Cable Funding Ltd.,
Sr. Sec’d. Notes, 144A
8.875%	12/01/18		B1	1,615	1,691,713
OJSC Novolipetsk Steel via Steel Funding Ltd.,
Unsec’d. Notes, 144A
4.450%	02/19/18		Baa3	2,880	2,872,800
Willis Group Holdings PLC,
Gtd. Notes
5.750%	03/15/21		Baa3	1,915	2,149,706
XL Group PLC,
Sr. Unsec’d. Notes
5.250%	09/15/14		Baa2	545	575,042

					7,289,261

Luxembourg — 0.3%
ArcelorMittal,
Sr. Unsec’d. Notes
7.500%	10/15/39		Baa3	1,555	1,597,763
Codere Finance Luxembourg SA,
Sr. Sec’d. Notes, 144A
9.250%	02/15/19		Caa2	780	579,150
Intelsat Jackson Holdings SA,
Gtd. Notes, 144A
6.625%	12/15/22	(a)	Caa2	505	534,669
Intelsat Luxembourg SA,
Gtd. Notes
8.125%	06/01/23		Caa3	1,025	1,041,656
11.250%	02/04/17		Caa3	1,945	2,071,425
Gtd. Notes, PIK
11.500%	02/04/17		Caa3	1,965	2,086,830
Sr. Unsec’d. Notes
6.750%	06/01/18		Caa3	370	381,100
Telecom Italia Capital SA,
Gtd. Notes
6.999%	06/04/18		Baa2	2,050	2,313,478
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
11.750%	07/15/17		B3	400	424,000

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg (cont’d.)
Sr. Sec’d. Notes, 144A
7.250%	02/15/18		Ba3	1,200	$1,249,500
Wind Acquisition Holdings Finance SA,
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17	(a)	Caa1	844	877,698

					13,157,269

Mexico — 0.3%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand,
Sr. Unsec’d. Notes, 144A
4.125%	11/09/22		BBB(d)	1,695	1,703,475
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	05/26/21		Baa1	3,070	3,411,538
Mexichem SAB de CV,
Gtd. Notes, 144A
6.750%	09/19/42	(a)	Ba1	1,910	2,117,713
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/24/22		Baa1	5,050	5,592,875

					12,825,601

Netherlands — 0.6%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.875%	02/08/22		Aa2	2,075	2,188,828
3.950%	11/09/22		A2	2,130	2,144,569
Sr. Unsec’d. Notes, 144A
4.200%	05/13/14		Aaa	675	702,338
Deutsche Telekom International Finance BV,
Gtd. Notes
8.750%	06/15/30		Baa1	2,065	2,924,083
Koninklijke KPN NV,
Sr. Sec’d. Notes
7.000%(c)	03/28/73		Ba1	2,380	2,350,250
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, 144A
1.375%	05/16/14		Aaa	8,600	8,696,234
NXP BV/NXP Funding LLC,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/23		B3	715	729,300
Shell International Finance BV,
Gtd. Notes
5.500%	03/25/40		Aa1	2,300	2,865,733
UPC Holding BV,
Sec’d. Notes, 144A
9.875%	04/15/18		B2	1,000	1,116,250

					23,717,585

Norway — 0.4%
DNB Boligkreditt A/S,
Covered Bonds, 144A
2.900%	03/29/17		Aaa	10,000	10,607,450
Eksportfinans ASA,
Sr. Unsec’d. Notes
2.000%	09/15/15		Ba1	1,610	1,545,742
2.375%	05/25/16		Ba1	90	85,613
3.000%	11/17/14		Ba1	2,988	2,973,060

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Norway (cont’d.)
5.500%	05/25/16		Ba1	345	$358,375

					15,570,240

Spain
BBVA US Senior SAU,
Bank Gtd. Notes
4.664%	10/09/15		Baa3	1,455	1,492,063

Supra National Bank — 0.1%
European Investment Bank,
Sr. Unsec’d. Notes
4.875%	02/15/36		Aaa	3,810	4,536,205

Sweden
Eileme 2 AB,
Sr. Sec’d. Notes, 144A
11.625%	01/31/20	(a)	B3	285	332,025
Swedbank Hypotek AB,
Covered Bonds, 144A
2.375%	04/05/17	(a)	Aaa	1,390	1,460,890

					1,792,915

Switzerland — 0.7%
Credit Suisse AG,
Covered Bonds, 144A
1.625%	03/06/15		Aaa	12,470	12,710,496
UBS AG,
Covered Bonds, 144A
1.875%	01/23/15	(a)	Aaa	10,000	10,228,600
2.250%	03/30/17		Aaa	2,630	2,740,421

					25,679,517

United Kingdom — 0.8%
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.750%	05/22/19		Aa3	5,150	6,405,977
Sub. Notes, 144A
6.050%	12/04/17		Baa1	2,985	3,327,126
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21	(a)	Baa1	1,925	2,149,286
HSBC Bank PLC,
Sr. Notes, 144A
3.500%	06/28/15		Aa2	875	925,688
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22		Aa3	1,745	1,877,494
4.875%	01/14/22		Aa2	3,885	4,437,354
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/20		B1	1,295	1,409,931
Jaguar Land Rover Automotive PLC,
Gtd. Notes, 144A
5.625%	02/01/23	(a)	Ba3	500	519,375
Royal Bank of Scotland PLC (The),
Gtd. Notes
5.625%	08/24/20		A2	1,500	1,743,750
Standard Chartered PLC,
Sub. Notes, 144A
3.950%	01/11/23		A3	1,245	1,239,944

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
UBM PLC,
Notes, 144A
5.750%	11/03/20		Baa3	1,405	$1,488,120
Virgin Media Finance PLC,
Gtd. Notes
4.875%	02/15/22		Ba2	285	288,563
Vodafone Group PLC,
Sr. Unsec’d. Notes
5.625%	02/27/17		A3	880	1,019,714
5.750%	03/15/16		A3	725	824,765
WPP Finance UK,
Gtd. Notes
8.000%	09/15/14		Baa3	2,570	2,821,382

					30,478,469

United States — 17.4%
313 Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	12/01/19		B1	1,515	1,503,637
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
2.900%	11/06/22		Baa1	1,120	1,121,009
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19	(a)	Caa1	1,140	1,285,350
Actavis, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22		Baa3	3,695	3,745,581
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		Baa1	465	470,230
Air Lease Corp.,
Gtd. Notes
4.750%	03/01/20		(d)	1,610	1,650,250
Allbritton Communications Co.,
Sr. Unsec’d. Notes
8.000%	05/15/18		B2	770	833,525
Alliance One International, Inc.,
Sr. Unsec’d. Notes
10.000%	07/15/16		B2	1,660	1,753,375
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.200%	01/15/42		A3	930	1,070,762
Ally Financial, Inc.,
Gtd. Notes
4.500%	02/11/14		B1	370	377,863
4.625%	06/26/15	(a)	B1	2,215	2,317,541
5.500%	02/15/17	(a)	B1	750	811,307
7.500%	09/15/20	(a)	B1	3,000	3,660,000
Alphabet Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
7.750%	11/01/17		Caa1	200	208,500
Altria Group, Inc.,
Gtd. Notes
10.200%	02/06/39		Baa1	2,760	4,645,210
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21		B2	650	666,250
6.625%	10/15/22	(a)	B2	980	1,014,300

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
7.750%	11/15/19	(a)	B2	350	$386,750
American Campus Communities Operating Partnership LP,
Gtd. Notes
3.750%	04/15/23		BBB-(d)	2,165	2,177,568
American Express Bank FSB,
Sr. Unsec’d. Notes
6.000%	09/13/17		A2	3,705	4,423,618
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17		A2	1,500	1,790,939
American International Group, Inc.,
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16		Baa1	3,275	3,721,376
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
6.750%	05/20/20	(a)	Ba2	1,210	1,315,875
Ameristar Casinos, Inc.,
Gtd. Notes
7.500%	04/15/21	(a)	B3	830	909,887
Amgen, Inc.,
Sr. Unsec’d. Notes
4.500%	03/15/20		Baa1	1,945	2,209,232
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.750%	07/15/42		A3	2,215	2,076,237
5.375%	11/15/14		A3	2,995	3,217,852
Apache Corp.,
Sr. Unsec’d. Notes
4.750%	04/15/43		A3	315	322,071
ARAMARK Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	03/15/20		B3	260	265,850
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	03/15/16		Ba1	655	664,825
3.875%	04/15/18		Ba1	520	526,500
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22		Ba3	785	852,706
AT&T, Inc.,
Sr. Unsec’d. Notes
2.625%	12/01/22	(a)	A2	2,945	2,843,533
6.550%	02/15/39		A2	2,910	3,594,700
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
Gtd. Notes, 144A
5.875%	08/01/23		B2	1,600	1,592,000
Aurora USA Oil & Gas, Inc.,
Sr. Unsec’d. Notes
7.500%	04/01/20		Caa1	365	368,650
AutoZone, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/23		Baa2	3,795	3,654,934
Avaya, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	04/01/19		B1	585	571,837
10.500%	03/01/21	(a)	Caa2	250	238,125
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19		B1	1,547	1,663,025

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Axiall Corp.,
Gtd. Notes, 144A
4.875%	05/15/23		Ba3	1,330	$1,353,275
Ball Corp.,
Gtd. Notes
5.000%	03/15/22		Ba1	715	743,600
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20		Baa2	12,290	14,342,037
Sr. Unsec’d. Notes, MTN
3.300%	01/11/23		A-(d)	9,185	9,056,952
Bank of America NA,
Sub. Notes
6.100%	06/15/17		Baa1	1,400	1,617,542
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21		Aa2	2,700	2,922,080
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21		B3	930	985,800
Beazer Homes USA, Inc.,
Sr. Sec’d. Notes
6.625%	04/15/18	(a)	B2	1,030	1,112,400
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.400%	05/15/42		Aa2	985	978,554
Biomet, Inc.,
Gtd. Notes, 144A
6.500%	08/01/20		B3	2,360	2,504,550
BOE Merger Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.500%	11/01/17		Caa1	855	920,194
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23		Baa2	4,265	4,506,907
Sr. Unsec’d. Notes, REIT
3.700%	11/15/18		Baa2	720	789,493
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.,
Gtd. Notes, 144A
8.375%	02/15/18		Caa1	205	216,787
Brocade Communications Systems, Inc.,
Gtd. Notes, 144A
4.625%	01/15/23	(a)	B1	1,660	1,610,200
Burlington Coat Factory Warehouse Corp.,
Gtd. Notes
10.000%	02/15/19		Caa1	585	649,350
Burlington Holdings LLC/Burlington Holding Finance, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.000%	02/15/18		Caa2	910	923,650
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42		A3	2,160	2,149,440
Calfrac Holdings LP,
Gtd. Notes, 144A
7.500%	12/01/20		B2	1,010	1,013,787
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21	(a)	B1	945	1,037,137

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Camden Property Trust,
Sr. Unsec’d. Notes, REIT
5.000%	06/15/15		Baa1	1,310	$1,413,396
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17	(a)	B3	970	1,050,025
CareFusion Corp.,
Sr. Unsec’d. Notes
5.125%	08/01/14		Baa3	1,445	1,524,472
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.100%	05/29/15		A2	2,430	2,457,758
1.375%	05/20/14		A2	1,750	1,768,907
6.125%	02/17/14		A2	4,515	4,741,599
6.200%	09/30/13		A2	1,500	1,541,865
CBS Corp.,
Gtd. Notes
4.850%	07/01/42		Baa2	2,310	2,246,498
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23	(a)	B1	485	470,450
5.250%	09/30/22		B1	3,015	2,962,237
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19		Caa1	1,230	1,372,987
Sr. Sec’d. Notes
8.000%	12/15/18		B2	615	685,725
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
5.550%	02/01/14		A2	2,225	2,312,563
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	09/15/20		B3	500	518,750
Ceridian Corp.,
Sr. Unsec’d. Notes
11.000%	03/15/21		Caa3	555	595,237
Chaparral Energy, Inc.,
Gtd. Notes
9.875%	10/01/20		B3	820	947,100
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21	(a)	Ba3	510	542,513
Chesapeake Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
6.125%	07/15/22		Ba3	240	257,400
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes, 144A
6.625%	11/15/19		Ba3	1,600	1,648,000
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19		B2	645	707,081
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.000%	11/15/19		B3	770	852,775
Sr. Sec’d. Notes
5.125%	08/15/18		Ba3	405	424,237
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20		A1	3,200	3,690,752

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.500%	01/15/40		A1	2,900	$3,460,527
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22	(a)	B1	1,590	1,697,783
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19		B1	610	669,475
Citigroup, Inc.,
Sr. Unsec’d. Notes
8.125%	07/15/39		A3	2,815	4,126,292
Unsec’d. Notes
3.375%	03/01/23		Baa2	9,430	9,505,761
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	03/15/19	(a)	B2	1,490	1,683,700
Clearwater Paper Corp.,
Gtd. Notes, 144A
4.500%	02/01/23		Ba2	250	245,000
CNA Financial Corp.,
Sr. Unsec’d. Notes
7.350%	11/15/19	(a)	Baa3	1,520	1,923,983
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.800%	09/01/16		Aa3	1,235	1,276,727
Coca-Cola Enterprises, Inc.,
Sr. Unsec’d. Notes
1.125%	11/12/13	(a)	A3	6,535	6,563,911
Coeur d’Alene Mines Corp.,
Gtd. Notes, 144A
7.875%	02/01/21		B3	570	599,925
Comcast Corp.,
Gtd. Notes
4.500%	01/15/43	(a)	A3	1,965	1,974,530
Concho Resources, Inc.,
Gtd. Notes
5.500%	10/01/22		B1	750	780,000
Consumers Energy Co.,
First Mortgage
6.700%	09/15/19		A3	245	315,982
Continental Rubber of America Corp.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/19		Ba2	310	318,525
COX Communications, Inc.,
Sr. Unsec’d. Notes
5.450%	12/15/14		Baa2	478	516,247
Sr. Unsec’d. Notes, 144A
4.700%	12/15/42	(a)	Baa2	1,035	1,018,619
Crosstex Energy LP/Crosstex Energy Finance Corp.,
Gtd. Notes
8.875%	02/15/18		B2	1,750	1,894,375
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23		Ba2	1,255	1,217,350
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		Baa3	940	1,146,044
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	06/01/17		Baa2	821	970,882
6.125%	09/15/39		Baa2	1,115	1,377,551

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CyrusOne LP/CyrusOne Finance Corp.,
Gtd. Notes, 144A
6.375%	11/15/22		B2	985	$1,031,787
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.500%	02/15/19		B2	265	284,213
DaVita HealthCare Partners, Inc.,
Gtd. Notes
5.750%	08/15/22		B2	810	841,387
Denbury Resources, Inc.,
Gtd. Notes
4.625%	07/15/23		B1	1,265	1,220,725
Digital Realty Trust LP,
Gtd. Notes, REIT
5.250%	03/15/21		Baa2	1,305	1,447,078
5.875%	02/01/20		Baa2	2,920	3,326,563
DigitalGlobe, Inc.,
Gtd. Notes, 144A
5.250%	02/01/21	(a)	B1	1,660	1,649,625
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17		Baa2	4,350	4,461,634
5.150%	03/15/42		Baa2	1,475	1,425,458
6.375%	03/01/41		Baa2	845	945,896
Discovery Communications LLC,
Gtd. Notes
4.875%	04/01/43		BBB(d)	3,025	3,094,793
DISH DBS Corp.,
Gtd. Notes
4.625%	07/15/17		Ba2	635	658,813
5.875%	07/15/22		Ba2	370	388,037
Sr. Unsec’d. Notes, 144A
5.000%	03/15/23		Ba2	1,445	1,421,519
DR Horton, Inc.,
Gtd. Notes
4.375%	09/15/22		Ba2	1,605	1,576,913
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
3.200%	11/15/21		Baa1	2,480	2,580,058
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20	(a)	A1	1,800	2,068,603
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19	(a)	Baa2	1,925	2,265,230
DuPont Fabros Technology LP,
Gtd. Notes, REIT
8.500%	12/15/17		Ba1	890	956,750
Eagle Spinco, Inc.,
Gtd. Notes, 144A
4.625%	02/15/21	(a)	Ba3	250	254,375
Edgen Murray Corp.,
Sr. Sec’d. Notes, 144A
8.750%	11/01/20		Caa1	590	612,125
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
6.500%	04/01/20		Ba1	1,740	2,108,346

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		Baa3	1,110	$1,168,508
Endo Health Solutions, Inc.,
Gtd. Notes
7.000%	07/15/19		Ba3	1,145	1,223,719
7.000%	12/15/20		Ba3	945	1,008,787
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20	(a)	Ba2	400	461,000
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39		Baa3	2,000	2,351,590
6.450%	09/01/40		Baa3	835	1,031,942
6.650%	04/15/18		Baa3	2,000	2,469,640
Entravision Communications Corp.,
Sr. Sec’d. Notes
8.750%	08/01/17		B1	1,554	1,686,090
ERP Operating LP,
Sr. Unsec’d. Notes, REIT
4.625%	12/15/21		Baa1	2,600	2,915,541
Express Scripts Holding Co.,
Gtd. Notes
6.125%	11/15/41		Baa3	2,285	2,866,128
Exterran Partners LP/EXLP Finance Corp.,
Gtd. Notes
6.000%	04/01/21		B2	920	916,550
Fidelity & Guaranty Life Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/21		B1	440	448,800
First Data Corp.,
Gtd. Notes
9.875%	09/24/15	(a)	Caa1	1,020	1,050,600
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		B1	470	489,975
7.375%	06/15/19	(a)	B1	760	808,450
Sr. Unsec’d. Notes
10.625%	06/15/21		Caa1	1,630	1,648,337
Florida Power Corp.,
First Mortgage
6.400%	06/15/38	(a)	A2	1,720	2,294,946
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.000%	06/12/17	(a)	Baa3	2,185	2,240,894
4.250%	02/03/17		Baa3	410	438,775
6.625%	08/15/17		Ba1	9,385	10,944,965
7.000%	04/15/15		Ba1	500	551,721
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
2.150%	03/01/17		Baa3	735	743,694
3.550%	03/01/22		Baa3	1,380	1,371,731
Sr. Unsec’d. Notes, 144A
2.375%	03/15/18		Baa3	2,115	2,123,836
Freescale Semiconductor, Inc.,
Gtd. Notes
10.750%	08/01/20		Caa1	460	522,100
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.250%	04/15/17	(a)	Ba2	900	1,053,000

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
FTI Consulting, Inc.,
Gtd. Notes, 144A
6.000%	11/15/22		Ba2	255	$269,663
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.550%	05/04/20		Aa2	8,660	10,328,721
5.875%	01/14/38		Aa2	1,835	2,139,582
General Electric Co.,
Sr. Unsec’d. Notes
4.125%	10/09/42		Aa3	965	967,456
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.500%	10/15/18		B3	2,000	2,355,000
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42		A3	2,645	2,653,678
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21		Baa1	800	907,289
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	01/22/23		A3	11,455	11,535,563
5.750%	01/24/22	(a)	A3	2,310	2,685,892
Sr. Unsec’d. Notes, MTN
5.375%	03/15/20		A1	3,965	4,517,321
Gray Television, Inc.,
Gtd. Notes
7.500%	10/01/20		Caa2	1,435	1,531,863
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes
6.375%	03/15/22		B1	235	244,400
GXS Worldwide, Inc.,
Sr. Sec’d. Notes
9.750%	06/15/15		B2	1,080	1,120,500
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
7.000%	09/01/22		B3	1,440	1,584,000
Halcon Resources Corp.,
Gtd. Notes, 144A
8.875%	05/15/21		B3	2,035	2,192,713
9.750%	07/15/20		B3	370	408,850
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
5.125%	04/15/22	(a)	Baa3	2,105	2,428,004
5.500%	03/30/20		Baa3	2,245	2,618,323
6.625%	03/30/40		Baa3	815	1,041,671
Hawk Acquisition Sub, Inc.,
Sr. Sec’d. Notes
4.250%	10/15/20		B1	1,185	1,186,481
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
7.750%	05/15/21	(a)	B3	2,530	2,819,369
HCA, Inc.,
Gtd. Notes
5.875%	05/01/23	(a)	B3	1,150	1,196,000
Sr. Sec’d. Notes
5.875%	03/15/22		Ba3	1,075	1,158,313

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
HD Supply, Inc.,
Gtd. Notes
10.500%	01/15/21		Caa2	410	$426,400
11.500%	07/15/20		CCC+(d)	825	977,625
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20		Caa1	1,010	1,063,025
HDTFS, Inc.,
Gtd. Notes
6.250%	10/15/22		B2	825	895,125
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
4.125%	04/01/19		Baa2	1,425	1,544,825
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20		B2	545	574,975
Gtd. Notes, 144A
4.250%	04/01/18		B2	260	264,875
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.750%	06/02/14		A2	4,600	4,804,755
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
7.250%	10/01/20		B3	200	218,500
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/01/41		A3	895	1,137,498
Humana, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/22		Baa3	3,605	3,560,785
7.200%	06/15/18		Baa3	580	710,060
Inergy Midstream LP/NRGM Finance Corp.,
Gtd. Notes, 144A
6.000%	12/15/20		B1	470	488,800
Infor US, Inc.,
Gtd. Notes
9.375%	04/01/19		Caa1	1,220	1,383,175
ING US, Inc.,
Gtd. Notes, 144A
5.500%	07/15/22		Baa3	4,185	4,630,255
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/06/17	(a)	Aa3	6,300	6,362,767
6.500%	10/15/13		Aa3	1,500	1,549,035
7.625%	10/15/18		Aa3	7,285	9,611,705
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.250%	12/15/20	(a)	B1	1,410	1,727,250
8.875%	09/01/17		B1	2,005	2,411,013
International Paper Co.,
Sr. Unsec’d. Notes
7.300%	11/15/39		Baa3	895	1,179,955
9.375%	05/15/19		Baa3	825	1,133,816
Isle of Capri Casinos, Inc.,
Gtd. Notes, 144A
5.875%	03/15/21		B2	960	960,000
J. Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19		Caa1	750	806,250

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20		Ba1	370	$392,200
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19	(a)	B3	1,100	1,262,250
Jefferies Group LLC,
Sr. Unsec’d. Notes
5.125%	01/20/23		Baa3	870	921,135
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.950%	03/09/15		A2	2,740	2,864,336
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22		A2	10,680	10,663,510
4.400%	07/22/20		Aa3	6,100	6,762,027
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		Aa2	2,085	2,456,024
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.500%	09/01/23		Baa2	500	506,889
4.150%	03/01/22		Baa2	2,500	2,681,013
5.625%	02/15/15		Baa2	1,555	1,689,288
9.000%	02/01/19	(a)	Baa2	900	1,204,087
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20		Baa2	89	106,201
Kroger Co. (The),
Gtd. Notes
5.000%	04/15/13		Baa2	800	801,230
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23		B1	750	750,000
Landry’s, Inc.,
Sr. Notes, 144A
9.375%	05/01/20		Caa1	1,565	1,686,287
Lear Corp.,
Gtd. Notes, 144A
4.750%	01/15/23		Ba2	535	521,625
Lennar Corp.,
Gtd. Notes, 144A
4.750%	11/15/22		B1	1,505	1,474,900
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	06/01/19	(a)	Caa2	1,920	2,097,600
Level 3 Financing, Inc.,
Gtd. Notes, 144A
7.000%	06/01/20		B3	825	864,187
Levi Strauss & Co.,
Sr. Unsec’d. Notes
7.625%	05/15/20		B2	340	374,000
Sr. Unsec’d. Notes, 144A
6.875%	05/01/22		B1	1,105	1,209,975
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		Baa2	1,015	1,113,990
6.500%	05/01/42		Baa2	1,005	1,145,138

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21		Baa2	1,850	$2,086,384
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21		Baa1	2,545	2,671,377
Lorillard Tobacco Co.,
Gtd. Notes
8.125%	06/23/19		Baa2	2,495	3,174,219
Ltd. Brands, Inc.,
Gtd. Notes
6.625%	04/01/21	(a)	Ba1	955	1,079,150
Macy’s Retail Holdings, Inc.,
Gtd. Notes
2.875%	02/15/23		Baa3	2,050	1,983,988
5.125%	01/15/42		Baa3	2,075	2,165,437
Marathon Oil Corp.,
Sr. Unsec’d. Notes
2.800%	11/01/22		Baa2	2,795	2,728,429
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.500%	10/15/15	(a)	B2	750	772,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23		Ba3	550	538,313
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21		Baa2	3,780	4,314,919
McKesson Corp.,
Sr. Unsec’d. Notes
0.950%	12/04/15		Baa2	2,220	2,226,076
7.500%	02/15/19		Baa2	305	399,287
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		B1	470	523,463
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66		Baa2	5,005	5,474,219
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21	(a)	B3	930	975,337
6.875%	04/01/16		B3	495	538,313
7.750%	03/15/22		B3	375	416,250
Michaels Stores, Inc.,
Gtd. Notes
7.750%	11/01/18		Caa1	2,350	2,567,375
Microsoft Corp.,
Sr. Unsec’d. Notes
2.125%	11/15/22	(a)	Aaa	1,405	1,373,281
2.500%	02/08/16	(a)	Aaa	3,400	3,579,710
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18		Baa1	900	1,081,233
6.500%	09/15/37		Baa1	2,970	3,855,773
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes, 144A
10.750%	10/01/20		Caa1	920	1,021,200

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Milacron LLC/Mcron Finance Corp.,
Sr. Unsec’d. Notes
7.750%	02/15/21		Caa1	370	$382,487
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23		Ba1	1,515	1,540,152
Mondelez International, Inc.,
Sr. Unsec’d. Notes
6.875%	02/01/38		Baa2	1,280	1,712,905
6.875%	01/26/39		Baa2	1,750	2,354,299
Morgan Stanley,
Sr. Unsec’d. Notes
3.750%	02/25/23	(a)	A-(d)	12,885	13,023,978
Sr. Unsec’d. Notes, MTN
5.500%	01/26/20		A2	5,260	6,026,677
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		Baa1	1,695	1,784,401
4.875%	11/15/41		Baa1	270	285,291
Nabors Industries, Inc.,
Gtd. Notes
6.150%	02/15/18		Baa2	830	943,706
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
4.375%	04/01/21		Baa2	3,050	3,431,711
5.150%	04/30/20		Baa2	5,890	6,980,598
NBTY, Inc.,
Gtd. Notes
9.000%	10/01/18		B3	560	625,800
New Academy Finance Co. LLC/New Academy Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.000%	06/15/18		Caa1	940	972,900
Newmont Mining Corp.,
Gtd. Notes
4.875%	03/15/42		Baa1	1,380	1,335,274
6.250%	10/01/39		Baa1	570	654,654
News America, Inc.,
Gtd. Notes
6.650%	11/15/37		Baa1	1,790	2,211,294
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
Gtd. Notes
8.875%	03/15/18		B2	2,000	2,085,000
Nisource Finance Corp.,
Gtd. Notes
6.125%	03/01/22		Baa3	1,790	2,142,587
6.800%	01/15/19		Baa3	1,000	1,220,214
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		Baa2	3,000	3,298,356
6.000%	03/01/41		Baa2	1,260	1,504,277
Nordstrom, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/14		Baa1	275	294,249
7.000%	01/15/38		Baa1	1,535	2,113,187
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21	(a)	Caa1	1,060	1,176,600
Gtd. Notes, 144A
8.500%	04/15/21		Caa1	395	437,463

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18		B1	500	$568,750
8.250%	09/01/20		B1	615	694,181
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
1.750%	02/15/17		A2	2,265	2,328,828
Oil States International, Inc.,
Gtd. Notes, 144A
5.125%	01/15/23		Ba3	640	640,000
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22		Baa2	3,485	3,461,476
6.850%	10/15/37		Baa2	1,160	1,436,650
8.625%	03/01/19		Baa2	570	755,004
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	10/15/22		A1	9,230	9,061,202
4.950%	04/15/13		A1	1,500	1,502,287
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.250%	03/01/39		A3	2,170	2,819,047
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
5.125%	01/30/43		Baa1	955	925,826
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.900%	06/15/22		Baa3	675	696,163
PAETEC Holding Corp.,
Gtd. Notes
9.875%	12/01/18		CCC+(d)	630	722,925
Parker Drilling Co.,
Gtd. Notes
9.125%	04/01/18		B1	925	1,008,250
Penske Automotive Group, Inc.,
Gtd. Notes, 144A
5.750%	10/01/22		B2	1,085	1,131,113
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.350%	03/15/15		A1	2,995	3,270,621
7.200%	03/15/39		A1	1,110	1,635,503
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
6.375%	05/16/38		A2	1,525	1,977,254
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
4.300%	01/31/43		Baa2	1,040	997,645
Plains Exploration & Production Co.,
Gtd. Notes
6.125%	06/15/19		B1	410	448,950
6.625%	05/01/21	(a)	B1	950	1,045,000
Polymer Group, Inc.,
Sr. Sec’d. Notes
7.750%	02/01/19		B1	515	561,350
Public Service Co. of Colorado,
First Mortgage
4.750%	08/15/41		A2	1,465	1,652,996

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42		A1	2,580	$2,480,773
PVH Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22		Ba3	230	226,550
Quicksilver Resources, Inc.,
Gtd. Notes
7.125%	04/01/16		B3	110	92,950
8.250%	08/01/15	(a)	B2	905	890,294
Regal Entertainment Group,
Sr. Unsec’d. Notes
5.750%	02/01/25		B3	375	368,437
Republic Services, Inc.,
Gtd. Notes
5.250%	11/15/21		Baa3	2,895	3,384,113
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		Baa2	1,865	1,843,914
7.250%	06/15/37		Baa3	210	273,744
7.625%	06/01/16		Baa3	490	583,581
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19		Caa1	330	348,975
Sr. Sec’d. Notes
5.750%	10/15/20		B1	1,000	1,018,750
7.125%	04/15/19		Ba3	420	450,975
7.875%	08/15/19		Ba3	1,740	1,918,350
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
5.000%	04/15/21		B1	1,105	1,105,000
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	(a)	Caa2	775	874,781
Sr. Sec’d. Notes
8.000%	08/15/20		B3	950	1,073,500
Rohm & Haas Co.,
Sr. Unsec’d. Notes
6.000%	09/15/17		Baa3	3,925	4,609,438
Rowan Cos., Inc.,
Gtd. Notes
5.400%	12/01/42		Baa3	1,390	1,387,866
Ryland Group, Inc. (The),
Gtd. Notes
5.375%	10/01/22		B1	1,175	1,201,437
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes, REIT
8.125%	11/01/18		B2	1,095	1,189,444
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		B3	300	312,000
8.125%	10/15/22	(a)	B3	1,410	1,505,175
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.250%	02/15/18		B3	295	319,337
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.250%	08/15/22		B1	1,350	1,380,375

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
SLM Corp.,
Sr. Unsec’d. Notes, MTN
6.000%	01/25/17		Ba1	1,670	$1,816,125
Sonic Automotive, Inc.,
Gtd. Notes
7.000%	07/15/22		B3	1,450	1,600,437
Southern California Edison Co.,
First Ref. Mortgage
4.500%	09/01/40		A1	595	642,163
5.500%	03/15/40		A1	1,395	1,730,193
Southern Co. (The),
Sr. Unsec’d. Notes
2.375%	09/15/15		Baa1	3,635	3,769,477
Southern Copper Corp.,
Sr. Unsec’d. Notes
6.750%	04/16/40		Baa2	3,315	3,737,208
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.375%	11/15/20		B3	590	633,513
Spectrum Brands, Inc.,
Sr. Sec’d. Notes
9.500%	06/15/18		B1	385	436,013
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
6.000%	11/15/22	(a)	B3	1,275	1,310,063
7.000%	08/15/20		B3	1,025	1,127,500
9.125%	03/01/17	(a)	B3	1,005	1,188,413
Steel Dynamics, Inc.,
Gtd. Notes, 144A
6.375%	08/15/22	(a)	Ba2	1,430	1,544,400
Sr. Unsec’d. Notes, 144A
5.250%	04/15/23		Ba2	555	562,631
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
7.375%	08/01/21		Ba3	350	385,875
Sun Products Corp. (The),
Sr. Unsec’d. Notes
7.750%	03/15/21		Caa1	1,330	1,339,975
Sunstate Equipment Co. LLC/Sunstate Equipment Co., Inc.,
Sec’d. Notes, PIK, 144A
12.000%	06/15/16		Caa2	745	837,194
Swiss Re Treasury US Corp.,
Gtd. Notes, 144A
2.875%	12/06/22	(a)	A1	2,060	2,054,082
4.250%	12/06/42		A1	1,335	1,289,813
Taminco Acquisition Corp.,
Sr. Unsec’d. Notes, PIK, 144A
9.125%	12/15/17		Caa2	195	196,950
Taminco Global Chemical Corp.,
Sec’d. Notes, 144A
9.750%	03/31/20		Caa1	340	378,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.875%	02/01/21		B1	655	717,225
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
4.500%	04/01/21	(a)	B1	770	754,600
4.750%	06/01/20		B1	555	557,775

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Terex Corp.,
Gtd. Notes
6.000%	05/15/21		B3	1,010	$1,063,025
6.500%	04/01/20		B2	835	890,319
Time Warner Cable, Inc.,
Gtd. Notes
6.550%	05/01/37		Baa2	2,500	2,884,673
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42		Baa2	1,750	1,758,011
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	(a)	Baa3	2,900	3,155,563
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.163%	07/15/22		Baa2	1,820	2,049,416
6.125%	02/15/20	(a)	Baa2	870	1,085,932
United Rentals North America, Inc.,
Gtd. Notes
7.375%	05/15/20		B3	3,030	3,363,300
Sec’d. Notes
5.750%	07/15/18		Ba3	95	102,956
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		A2	1,420	1,513,533
4.875%	05/01/15		A2	4,585	4,999,498
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/37		A3	2,495	3,217,183
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21	(a)	Caa2	780	842,400
Sr. Sec’d. Notes, 144A
6.750%	09/15/22		B2	1,000	1,080,000
6.875%	05/15/19		B2	410	438,700
7.875%	11/01/20		B2	560	616,000
US Bancorp,
Sr. Unsec’d. Notes, MTN
2.200%	11/15/16		Aa3	3,045	3,177,491
US Coatings Acquisition, Inc.,
Gtd. Notes, 144A
7.375%	05/01/21		Caa1	225	236,813
Valero Energy Corp.,
Gtd. Notes
4.500%	02/01/15		Baa2	315	335,532
6.125%	02/01/20		Baa2	520	631,834
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
4.250%	03/01/22		Baa2	2,020	2,170,019
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.450%	11/01/22		A3	3,335	3,154,116
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	(a)	A3	1,030	1,029,902
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		Caa1	990	1,034,550

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		Baa2	1,465	$1,470,775
4.650%	01/15/43		Baa2	4,545	4,543,755
West Corp.,
Gtd. Notes
7.875%	01/15/19		B3	1,460	1,554,900
Western Refining, Inc.,
Gtd. Notes, 144A
6.250%	04/01/21		B2	720	736,200
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
6.125%	10/15/20		B2	1,690	1,793,513
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		A1	935	1,194,203
Xerox Corp.,
Sr. Unsec’d. Notes
4.250%	02/15/15		Baa2	2,750	2,896,691
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
7.625%	11/01/18		B2	500	551,875
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
6.875%	11/15/37		Baa3	955	1,245,979

					680,977,896

TOTAL CORPORATE BONDS (cost $893,466,430)					924,695,835

FOREIGN GOVERNMENT BONDS — 0.6%
Federative Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41		Baa2	2,115	2,474,550
7.875%	03/07/15		Baa2	4,770	5,397,255
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18		Aa2	3,515	3,778,695
Province of Ontario (Canada),
Sr. Unsec’d. Notes
4.400%	04/14/20	(a)	Aa1	4,485	5,236,987
Province of Quebec (Canada),
Unsec’d. Notes
2.625%	02/13/23	(a)	Aa2	1,920	1,943,539
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22		Baa1	2,700	2,868,750
6.050%	01/11/40		Baa1	1,040	1,287,000
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		Baa1	2,026	2,101,975

TOTAL FOREIGN GOVERNMENT BONDS (cost $24,020,120)					25,088,751

MUNICIPAL BONDS — 0.9%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds,
6.263%	04/01/49		Aa3	1,275	1,736,473

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)
California (cont’d.)
State of California,
General Obligation Unlimited,
7.550%	04/01/39	A1		2,930	$4,233,264

					5,969,737

Georgia — 0.1%
Municipal Electric Authority of Georgia,
Revenue Bonds,
6.637%	04/01/57	A2		3,200	3,791,584

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited,
6.725%	04/01/35	A1		3,110	3,533,458

Mississippi
State of Mississippi,
General Obligation Unlimited, Series 2010E
5.245%	11/01/34	Aa2		1,370	1,631,725

Missouri — 0.1%
Missouri Highway & Transportation Commission,
Revenue Bonds,
5.445%	05/01/33	Aa1		2,315	2,806,289

New York — 0.2%
City of New York,
General Obligation Unlimited, Series F
6.271%	12/01/37	Aa2		2,120	2,795,050
Metropolitan Transportation Authority,
Revenue Bonds, Series 2010E
6.814%	11/15/40	A2		2,180	2,880,478
New York City Municipal Water Finance Authority,
Revenue Bonds, Series EE
6.011%	06/15/42	Aa2		1,840	2,481,902

					8,157,430

Ohio — 0.1%
American Municipal Power, Inc.,
Revenue Bonds,
7.834%	02/15/41	A3		2,020	2,820,162

Texas — 0.2%
Dallas Area Rapid Transit,
Revenue Bonds,
4.922%	12/01/41	Aa2		800	922,128
5.022%	12/01/48	Aa2		2,435	2,924,021
University of Texas System,
Revenue Bonds, Series 2010D
5.134%	08/15/42	Aaa		1,785	2,165,616

					6,011,765

TOTAL MUNICIPAL BONDS (cost $29,795,007)					34,722,150

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.0%
Aire Valley Mortgages PLC (United Kingdom),
Series 2006-1A, Class 1A, 144A
0.500%(c)	09/20/66	Aaa		2,435	2,284,597
Series 2006-1X, Class 2A2
0.807%(c)	09/20/66	Aaa	GBP	252	360,349
Series 2007-1X, Class 2A2
0.466%(c)	09/20/66	Aaa	EUR	205	245,834

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-1X, Class 2A3
0.767%(c)	09/20/66	Aaa	GBP	5,269	$7,515,242
Alba PLC (United Kingdom),
Series 2005-1, Class A3
0.698%(c)	11/25/42	A2	GBP	2,980	4,044,093
Auburn Securities 3 PLC (United Kingdom),
Series 3, Class A2
1.143%(c)	11/01/39	A2	GBP	561	824,604
Auburn Securities PLC (United Kingdom),
Series 4, Class A2
0.893%(c)	10/01/41	A2	GBP	2,026	2,898,583
Series 5, Class A2
0.813%(c)	12/01/41	A2	GBP	838	1,185,250
Brunel Residential Mortgage Securitisation PLC (United Kingdom),
Series 2007-1A, Class A4C, 144A
0.505%(c)	01/13/39	Aa2		873	850,425
E-MAC BV (Netherlands),
Series DE09-1, Class A1
3.220%(c)	11/25/53	A+(d)	EUR	1,477	1,904,100
E-MAC Program BV (Netherlands),
Series 2007-NL3A, Class A1, 144A
0.376%(c)	07/25/47	Aaa		10,702	9,815,928
Eurohome UK Mortgages PLC (United Kingdom),
Series 2007-2, Class A2
0.697%(c)	09/15/44	Aa2	GBP	6,562	9,200,490
Eurosail PLC (United Kingdom),
Series 2006-2X, Class A2C
0.667%(c)	12/15/44	Aa1	GBP	5,055	7,183,350
Series 2006-3X, Class A3A
0.370%(c)	09/10/44	Aa2	EUR	1,154	1,423,352
Series 2006-4X, Class A3A
0.360%(c)	12/10/44	Aa2	EUR	7,049	8,307,420
Series 2007-1X, Class A3C
0.667%(c)	03/13/45	Aa2	GBP	745	1,048,627
First Flexible PLC (United Kingdom),
Series 4, Class A
1.033%(c)	07/01/36	AAA(d)	GBP	526	778,304
Granite Master Issuer PLC (United Kingdom),
Series 2006, Class A6
0.714%(c)	12/20/54	Aaa	GBP	6,745	10,056,945
Holland Hemes XI BV (Netherlands),
Series 11, Class A
0.324%(c)	09/18/40	Aaa	EUR	1,057	1,303,899
Leek Finance Number Eighteen PLC (United Kingdom),
Series 18X, Class A2A
0.767%(c)	09/21/38	Aaa	GBP	6,006	9,374,654
Mansard Mortgages PLC (United Kingdom),
Series 2006-1X, Class A2
0.711%(c)	10/15/48	Aa1	GBP	1,817	2,714,900
Marble Arch Residential Securitisation Ltd. (United Kingdom),
Series 4X, Class A3C
0.687%(c)	03/20/40	Aa1	GBP	1,079	1,589,716
Paragon Mortgages PLC (United Kingdom),
Series 16, Class A
3.261%(c)	04/15/39	Aaa	GBP	2,028	3,167,969
Paragon Secured Finance PLC (United Kingdom),
Series 1, Class A
0.910%(c)	11/15/35	AA+(d)	GBP	1,788	2,655,242

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Preferred Residential Securities PLC (United Kingdom),
Series 8X, Class A1A2
0.747%(c)	12/15/42	Aa2	GBP 686	$990,203
Residential Mortgage Securities PLC (United Kingdom),
Series 20X, Class A2A
0.770%(c)	08/10/38	Aa2	GBP 5,099	7,603,967
Series 22X, Class A3A
0.657%(c)	11/14/39	Aa2	GBP 2,036	2,997,052
Series 25, Class A1
0.301%(c)	12/16/50	AAA(d)	GBP 1,249	1,963,907
RMAC Securities PLC (United Kingdom),
Series 2003-NS3X, Class A3
1.857%(c)	12/12/35	A1	GBP 3,623	5,257,379
Series 2006-NS1X, Class A2A
0.657%(c)	06/12/44	Aa2	GBP 2,268	3,140,836
Stitchting Holland Homes MBS BV (Netherlands),
Series III, Class A
0.336%(c)	03/20/83	Aaa	EUR 2,535	3,174,996
Storm BV (Netherlands),
Series 2012-1, Class A2
1.759%(c)	01/22/54	Aaa	EUR 800	1,055,435

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $117,043,243)				116,917,648

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bonds
2.750%	08/15/42-11/15/42		3,315	3,073,654
U.S. Treasury Notes
0.375%	01/15/16-03/15/16		11,515	11,525,847
0.750%	12/31/17-02/28/18		2,350	2,352,606

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,892,994)				16,952,107

TOTAL LONG-TERM INVESTMENTS (cost $2,943,374,166)				3,113,932,880

			Shares
SHORT-TERM INVESTMENT — 25.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 25.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $990,540,838; includes $293,443,705 of cash collateral for securities on loan)(b)(w)			990,540,838	990,540,838

			Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills(n) (cost 1,998,638)
0.171%	08/22/13		2,000	1,999,286

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Value
TOTAL SHORT-TERM INVESTMENTS (cost $992,539,476)	$992,540,124

TOTAL INVESTMENTS — 104.6% (cost $3,935,913,642)	4,106,473,004
Liabilities in excess of other assets(x) — (4.6)%	(180,706,231)

NET ASSETS — 100.0%	$3,925,766,773

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
FSB	Federal Savings Bank
GDR	Global Depositary Receipt
MTN	Medium Term Note
NR	Not Rated
NVDR	Non-voting Depositary Receipt
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights
SLM	Student Loan Mortgage
STOXX	Stock Index of Eurozone
TSX	Toronto Stock Exchange
UTS	Unit Trust Security
JSE	Johannesburg Stock Exchange
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $285,144,421; cash collateral of $293,443,705 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)
Long Positions:
17	2 Year U.S. Treasury Notes	Jun. 2013	$3,747,969	$3,747,703	$(266)
189	5 Year U.S. Treasury Notes	Jun. 2013	23,428,617	23,446,336	17,719
61	30 Year U.S. Treasury Bonds	Jun. 2013	8,791,148	8,812,594	21,446
1,102	Euro STOXX 50	Jun. 2013	37,375,716	36,077,885	(1,297,831)
1,520	FTSE 100 Index	Jun. 2013	148,059,757	146,681,051	(1,378,706)
596	Nikkei 225 Index	Jun. 2013	75,006,215	78,508,525	3,502,310
1,253	Russell 2000 Mini	Jun. 2013	117,625,518	118,709,220	1,083,702
3,524	S&P 500 E-Mini	Jun. 2013	272,819,703	275,347,740	2,528,037
123	S&P/TSX 60 Index	Jun. 2013	17,778,304	17,651,169	(127,135)

					4,349,276

Short Positions:
5,306	10 Year U.S. Treasury Notes	Jun. 2013	694,647,156	700,309,094	(5,661,938)
28	30 Year U.S. Ultra Treasury Bonds	Jun. 2013	4,443,906	4,412,625	31,281

					(5,630,657)

					$(1,281,381)

(1)	Cash of $36,377,512 has been segregated to cover requirement for open futures contracts as of March 31, 2013.

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/02/13	State Street Bank	AUD	213	$222,960	$221,650	$(1,310)
Expiring 04/03/13	JPMorgan Chase	AUD	29	30,152	29,970	(182)
Expiring 04/04/13	Deutsche Bank	AUD	145	151,177	150,866	(311)
Expiring 04/04/13	Toronto Dominion	AUD	51,158	53,461,389	53,235,289	(226,100)
Expiring 06/27/13	Barclays Capital Group	AUD	51,158	53,002,448	52,897,038	(105,410)
British Pound,
Expiring 04/02/13	Barclays Capital Group	GBP	46,440	70,361,941	70,561,636	199,695
Expiring 04/02/13	Barclays Capital Group	GBP	3	4,186	4,198	12
Expiring 04/03/13	JPMorgan Chase	GBP	40	59,767	60,108	341
Expiring 04/04/13	Hong Kong & Shanghai Bank	GBP	80,040	121,399,958	121,612,653	212,695
Expiring 04/04/13	JPMorgan Chase	GBP	396	601,070	602,143	1,073
Expiring 04/04/13	State Street Bank	GBP	16	24,662	24,690	28
Expiring 04/25/13	Deutsche Bank	GBP	5,161	7,784,923	7,840,107	55,184
Canadian Dollar,
Expiring 04/04/13	JPMorgan Chase	CAD	53,300	53,231,863	52,460,495	(771,368)
Expiring 04/04/13	Royal Bank of Canada	CAD	33,114	33,448,790	32,592,240	(856,550)
Expiring 06/27/13	Toronto Dominion	CAD	86,414	84,887,522	84,889,415	1,893
Danish Krone,
Expiring 04/02/13	UBS Securities	DKK	1,223	211,310	210,343	(967)
Euro,
Expiring 04/02/13	Barclays Capital Group	EUR	41	52,218	51,997	(221)
Expiring 04/03/13	JPMorgan Chase	EUR	1,430	1,826,325	1,833,181	6,856
Expiring 04/04/13	Deutsche Bank	EUR	68,350	90,014,904	87,618,657	(2,396,247)
Expiring 04/04/13	JPMorgan Chase	EUR	53,350	70,912,286	68,389,984	(2,522,302)
Expiring 04/04/13	JPMorgan Chase	EUR	28,840	38,492,776	36,970,331	(1,522,445)
Expiring 04/04/13	JPMorgan Chase	EUR	863	1,107,062	1,106,226	(836)
Expiring 06/27/13	UBS Securities	EUR	150,540	192,800,032	193,099,521	299,489
Japanese Yen,
Expiring 04/02/13	State Street Bank	JPY	3,860	40,937	41,002	65
New Zealand Dollar,
Expiring 04/02/13	State Street Bank	NZD	107	89,171	89,245	74
Expiring 04/04/13	Deutsche Bank	NZD	90	75,192	75,094	(98)

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone,
Expiring 04/02/13	UBS Securities	NOK	2,013	$344,322	$344,553	$231
South African Rand,
Expiring 04/03/13	UBS Securities	ZAR	1,929	207,295	209,556	2,261
Expiring 04/08/13	JPMorgan Chase	ZAR	250	27,201	27,194	(7)
Swiss Franc,
Expiring 04/04/13	Credit Suisse First Boston Corp.	CHF	71,986	78,570,867	75,837,322	(2,733,545)
Expiring 06/27/13	Credit Suisse First Boston Corp.	CHF	71,986	75,610,145	75,922,361	312,216

				$1,029,054,851	$1,019,009,065	$(10,045,786)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 04/03/13	JPMorgan Chase	AUD	1,798	$1,882,349	$1,870,959	$11,390
Expiring 04/03/13	JPMorgan Chase	AUD	1,251	1,309,585	1,301,661	7,924
Expiring 04/04/13	Barclays Capital Group	AUD	51,158	53,335,897	53,235,289	100,608
Expiring 04/04/13	Deutsche Bank	AUD	1,697	1,769,610	1,765,970	3,640
Expiring 04/04/13	Deutsche Bank	AUD	1,079	1,124,753	1,122,440	2,313
British Pound,
Expiring 04/02/13	State Street Bank	GBP	56	84,074	84,302	(228)
Expiring 04/03/13	JPMorgan Chase	GBP	57	86,799	87,254	(455)
Expiring 04/03/13	JPMorgan Chase	GBP	26	39,639	39,847	(208)
Expiring 04/03/13	JPMorgan Chase	GBP	19	28,057	28,217	(160)
Expiring 04/04/13	Brown Brothers Harriman & Co.	GBP	27,290	44,209,259	41,464,384	2,744,875
Expiring 04/04/13	JPMorgan Chase	GBP	25,900	39,124,127	39,352,420	(228,293)
Expiring 04/04/13	JPMorgan Chase	GBP	578	876,422	877,987	(1,565)
Expiring 04/04/13	State Street Bank	GBP	26,850	40,008,756	40,795,849	(787,093)
Expiring 04/04/13	UBS Securities	GBP	156	236,586	237,180	(594)
Expiring 06/27/13	Hong Kong & Shanghai Bank	GBP	80,040	121,347,282	121,559,645	(212,363)
Canadian Dollar,
Expiring 04/04/13	Toronto Dominion	CAD	86,414	85,044,582	85,052,735	(8,153)
Euro,
Expiring 04/03/13	JPMorgan Chase	EUR	2,073	2,649,300	2,657,703	(8,403)
Expiring 04/03/13	JPMorgan Chase	EUR	666	850,443	853,141	(2,698)
Expiring 04/04/13	Credit Suisse First Boston Corp.	EUR	1,179	1,512,025	1,511,086	939
Expiring 04/04/13	Deutsche Bank	EUR	428	548,428	548,426	2
Expiring 04/04/13	UBS Securities	EUR	150,540	192,673,147	192,978,970	(305,823)
Mexican Peso,
Expiring 04/02/13	State Street Bank	MXN	1,252	101,579	101,309	270
New Zealand Dollar,
Expiring 04/03/13	JPMorgan Chase	NZD	152	127,093	127,316	(223)
Norwegian Krone,
Expiring 04/02/13	UBS Securities	NOK	2,218	379,335	379,589	(254)
Polish Zloty,
Expiring 04/04/13	JPMorgan Chase	PLN	966	296,615	296,401	214
South African Rand,
Expiring 04/08/13	Deutsche Bank	ZAR	2,931	317,858	318,311	(453)
Expiring 04/08/13	Hong Kong & Shanghai Bank	ZAR	5,325	574,850	578,273	(3,423)
Expiring 04/08/13	Hong Kong & Shanghai Bank	ZAR	1,697	183,218	184,309	(1,091)
Expiring 04/08/13	Royal Bank of Scotland	ZAR	5,773	626,216	626,914	(698)
Swiss Franc,
Expiring 04/04/13	Credit Suisse First Boston Corp.	CHF	71,986	75,527,484	75,837,323	(309,839)

				$666,875,368	$665,875,210	$1,000,158

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Cross currency exchange contracts outstanding at March 31, 2013:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)		Counterparty
04/04/13	Buy	CHF	85,088	EUR	69,813	$146,292	.	Credit Suisse First Boston Corp.
04/03/13	Buy	EUR	6,535	GBP	5,524	(16,613)		JPMorgan Chase
04/04/13	Buy	EUR	4,600	GBP	3,885	(5,691)		Credit Suisse First Boston Corp.
04/04/13	Buy	EUR	69,190	CHF	85,088	(944,175)		JPMorgan Chase
04/25/13	Buy	EUR	278	GBP	238	(4,398)		State Street Bank
06/27/13	Buy	EUR	69,842	CHF	85,088	(153,703)		Credit Suisse First Boston Corp.
04/25/13	Buy	GBP	7,242	EUR	8,449	170,328		Deutsche Bank
04/25/13	Buy	GBP	9,879	EUR	11,522	235,784		Deutsche Bank
04/25/13	Buy	GBP	5,526	EUR	6,535	16,520		JPMorgan Chase
04/25/13	Buy	GBP	6,716	EUR	7,942	20,875		JPMorgan Chase

						$(534,781)

Total Return swap agreements outstanding at March 31, 2013:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
			Received fixed rate payments on
JPMorgan Chase	05/31/13	$27,111	ENHMHEN Index.	$1,720,308	$—	$1,720,308

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$1,007,636	$29,183,801	$—
Austria	4,797,020	—	—
Belgium	10,285,156	—	—
Bermuda	18,594,777	—	—
Brazil	5,676,155	—	—
British Virgin Islands	37,703	—	—
Cambodia	—	784,385	—
Canada	30,445,148	—	—
Cayman Islands	2,337,966	—	—
Chile	1,056,513	—	—
China	938,187	24,192,625	—
Colombia	1,211,454	—	—
Cyprus	2,361,909	—	—
Czech Republic	2,113,055	—	—
Denmark	1,661,793	—	—
Finland	7,822,830	—	—
France	30,791,725	—	—
Gabon	544,090	—	—
Germany	17,225,253	—	—
Greece	1,928,893	—	—

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Level 1	Level 2	Level 3
Guernsey	$11,330,418	$—	$—
Hong Kong	418,083	29,803,095	—
Hungary	564,903	—	—
Indonesia	—	9,010,001	—
Ireland	12,743,163	—	—
Isle of Man	636,060	—	—
Israel	9,885,527	—	—
Italy	22,979,881	—	—
Japan	1,983,611	102,459,415	—
Kazakhstan	3,131,298	—	—
Luxembourg	1,920,476	—	—
Macau	—	1,236,289	—
Malaysia	1,259,009	2,198,553	—
Malta	208,343	—	—
Mexico	3,653,262	—	—
Netherlands	18,150,120	—	—
New Zealand	93,073	296,296	—
Norway	20,950,777	—	—
Philippines	187,515	705,049	—
Poland	11,246,498	—	—
Portugal	2,535,416	—	—
Puerto Rico	711,809	—	—
Russia	11,025,540	—	—
Singapore	230,821	7,371,283	—
South Africa	22,338,189	—	—
South Korea	3,520,956	19,108,700	123,577
Spain	17,652,529	—	—
Sweden	15,023,299	—	—
Switzerland	20,370,009	—	—
Taiwan	—	10,638,766	—
Thailand	—	7,208,802	—
Turkey	6,413,448	—	—
United Kingdom	137,503,058	4,841,487	—
United States	468,761,751	—	—
Exchange Traded Funds	207,038,888	—	—
Preferred Stocks:
Brazil	1,879,126	—	—
Germany	1,830,514	—	—
United States	933,100	—	—
Rights:
Hong Kong	19,681	—	—
United Kingdom	105,344	—	—
Unaffiliated Mutual Funds	501,726,538	—	—
Asset-Backed Securities	—	2,578,173	—
Commercial Mortgage-Backed Securities	—	62,016,796	—
Corporate Bonds	—	924,695,835	—
Foreign Government Bonds	—	25,088,751	—
Municipal Bonds	—	34,722,150	—
Residential Mortgage-Backed Securities	—	116,917,648	—
U.S. Treasury Obligations	—	18,951,393	—
Affiliated Money Market Mutual Fund	990,540,838	—	—
Other Financial Instruments*
Futures	(1,281,381)	—	—
Forward Foreign Currency Exchange Contracts	—	(9,580,409)	—
Total Return Swap	—	—	1,720,308

Total	$2,671,058,753	$1,424,428,884	$1,843,885

Fair Value of Level 2 investments at 12/31/12 was $1,801,880,734. Of that amount $721,768,247, were classified as Level 2 instruments as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $409,778,956 was transferred from Level 2 into Level 1 at 03/31/13 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:

Affiliated Money Market Mutual Fund (7.5% represents investments purchased with collateral from securities on loan)	25.2%
Unaffiliated Mutual Funds	12.8
Banks	8.5
Exchange Traded Funds	5.3
Oil & Gas	4.6
Insurance	3.3
Pharmaceuticals	3.0
Telecommunications	3.0
Residential Mortgage-Backed Securities	3.0
Diversified Financial Services	2.2
Retail	2.2
Metals & Mining	2.1
Media	1.8
Electric	1.7
Healthcare Services	1.7
Commercial Mortgage-Backed Securities	1.6
Chemicals	1.5
Computers	1.3
Food	1.1
Software	1.1
Healthcare Products	1.0
Agriculture	1.0
Aerospace & Defense	0.9
Commercial Services	0.9
Municipal Bonds	0.9
Auto Parts & Equipment	0.8
Transportation	0.7
Pipelines	0.7
Real Estate Investment Trusts	0.7
Foreign Government Bonds	0.6
Beverages	0.6
Electronics	0.6
Construction & Engineering	0.6
Semiconductors	0.6

Miscellaneous Manufacturing	0.5%
U.S. Treasury Obligations	0.5
Machinery & Equipment	0.5
Investment Companies	0.4
Real Estate	0.4
Biotechnology	0.3
Auto Manufacturers	0.3
Household Products/Wares	0.3
Home Builders	0.3
Distribution/Wholesale	0.2
Lodging	0.2
Apparel	0.2
Paper & Forest Products	0.2
Office Equipment & Supplies	0.2
Internet	0.2
Cosmetics/Personal Care	0.2
Entertainment	0.2
Holding Companies	0.2
Airlines	0.2
Advertising	0.1
Building Materials	0.1
Leisure Time	0.1
Machinery	0.1
Environmental Control	0.1
Containers & Packaging	0.1
Manufacturing	0.1
Household Products	0.1
Toys	0.1
Textiles	0.1
Consumer Products	0.1
Asset-Backed Securities	0.1
Shipbuilding	0.1
Storage	0.1
Water	0.1

104.6
Liabilities in excess of other assets	(4.6)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2013 categorized by risk exposure:

Derivative Fair Value at 3/31/13
Equity contracts	$ 6,030,685
Foreign exchange contracts	(9,580,409)
Interest rate contracts	(5,591,758)

Total	$(9,141,482)

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCKS
Advertising — 0.3%
Marin Software, Inc.*	141,040	$2,317,287

Aerospace & Defense — 1.6%
Triumph Group, Inc.	137,887	10,824,130

Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc.*	87,922	3,583,701

Airlines — 1.3%
JetBlue Airways Corp.*(a)	795,955	5,492,090
Spirit Airlines, Inc.*	81,556	2,068,260
US Airways Group, Inc.*(a)	91,958	1,560,527

		9,120,877

Auto Parts & Equipment — 0.5%
WABCO Holdings, Inc.*	51,484	3,634,256

Biotechnology — 3.9%
Acorda Therapeutics, Inc.*	179,975	5,764,599
Aegerion Pharmaceuticals, Inc.*(a)	44,649	1,801,141
Alnylam Pharmaceuticals, Inc.*(a)	48,177	1,174,073
Cambrex Corp.*	16,390	209,628
Celldex Therapeutics, Inc.*	109,329	1,266,030
Exact Sciences Corp.*	54,890	537,922
Incyte Corp.*(a)	77,920	1,824,107
NPS Pharmaceuticals, Inc.*	197,465	2,012,168
Seattle Genetics, Inc.*(a)	115,945	4,117,207
United Therapeutics Corp.*(a)	132,955	8,092,971
Verastem, Inc.*(a)	54,163	521,048

		27,320,894

Building Materials — 3.1%
Apogee Enterprises, Inc.	96,487	2,793,299
Eagle Materials, Inc.	20,927	1,394,366
Texas Industries, Inc.*(a)	133,087	8,399,121
Trex Co., Inc.*	137,867	6,780,299
USG Corp.*(a)	83,435	2,206,021

		21,573,106

Chemicals — 3.2%
Axiall Corp.	152,002	9,448,444
Huntsman Corp.	295,257	5,488,828
Quaker Chemical Corp.	118,113	6,971,029

		21,908,301

Clothing & Apparel — 0.7%
Steven Madden Ltd.*	111,092	4,792,509

Commercial Banks — 2.4%
Bank of the Ozarks, Inc.	71,123	3,154,305
Cardinal Financial Corp.	34,041	618,865
CoBiz Financial, Inc.	111,666	902,261
First Horizon National Corp.	72,070	769,708
Susquehanna Bancshares, Inc.	101,093	1,256,586
SVB Financial Group*	37,978	2,694,159
Texas Capital Bancshares, Inc.*(a)	47,959	1,939,942
UMB Financial Corp.	85,061	4,173,943
Walker & Dunlop, Inc.*(a)	79,072	1,420,924

		16,930,693

Commercial Services — 6.2%
Bright Horizons Family Solutions, Inc.*	2,765	93,429
GEO Group, Inc. (The)	331,641	12,476,334
HMS Holdings Corp.*	47,150	1,280,123

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services (cont’d.)
Monster Worldwide, Inc.*(a)	1,047,858	$5,312,640
PAREXEL International Corp.*	193,481	7,644,434
Sotheby’s	73,417	2,746,530
Team Health Holdings, Inc.*	103,115	3,751,324
United Rentals, Inc.*(a)	47,680	2,620,970
Waste Connections, Inc.(a)	187,851	6,758,879

		42,684,663

Computer Services & Software — 3.8%
3D Systems Corp.*(a)	13,185	425,084
Fortinet, Inc.*	362,880	8,592,998
Fusion-io, Inc.*(a)	155,495	2,545,453
QLIK Technologies, Inc.*	305,917	7,901,836
Riverbed Technology, Inc.*(a)	195,985	2,922,136
Uni-Pixel, Inc.*(a)	21,334	653,887
Vocera Communications, Inc.	129,388	2,975,924

		26,017,318

Distribution/Wholesale — 1.1%
MWI Veterinary Supply, Inc.*	37,683	4,983,954
WESCO International, Inc.*(a)	39,590	2,874,630

		7,858,584

Diversified Financial Services — 0.3%
Evercore Partners, Inc. (Class A Stock)	40,747	1,695,075
Financial Engines, Inc.(a)	8,140	294,831

		1,989,906

Diversified Machinery — 0.9%
Chart Industries, Inc.*	48,700	3,896,487
Middleby Corp.*	14,520	2,209,218

		6,105,705

Electronic Components & Equipment — 4.1%
Acuity Brands, Inc.	22,450	1,556,908
Coherent, Inc.	117,167	6,648,056
FARO Technologies, Inc.*	47,332	2,053,735
General Cable Corp.*	132,108	4,839,116
InvenSense, Inc.(a)	327,279	3,495,340
Universal Display Corp.*(a)	58,920	1,731,659
Universal Electronics, Inc.*	189,276	4,400,667
Woodward, Inc.	89,538	3,560,031

		28,285,512

Engineering & Construction — 0.1%
Mistras Group, Inc.*	20,997	508,337

Entertainment & Leisure — 3.8%
Bally Technologies, Inc.*(a)	174,045	9,045,119
Black Diamond, Inc.*	108,655	989,847
Carmike Cinemas, Inc.*	33,300	603,396
Multimedia Games Holding Co., Inc.*	115,044	2,400,968
Pinnacle Entertainment, Inc.*	233,815	3,418,375
SHFL Entertainment, Inc.*	594,506	9,850,964

		26,308,669

Financial Services — 0.8%
Cash America International, Inc.	100,998	5,299,365

Food — 1.6%
Fresh Market, Inc. (The)*(a)	124,452	5,322,812
WhiteWave Foods Co. (Class A Stock)(a)	341,031	5,821,399

		11,144,211

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Products — 6.2%
Abaxis, Inc.	43,374	$2,052,458
Arthrocare Corp.*	206,451	7,176,237
Cepheid, Inc.*(a)	61,224	2,349,165
Conceptus, Inc.*(a)	47,820	1,154,853
Cooper Cos., Inc. (The)	66,476	7,171,431
Female Health Co. (The)(a)	113,552	822,116
Greatbatch, Inc.*	38,890	1,161,644
HeartWare International, Inc.*(a)	64,236	5,680,390
PhotoMedex, Inc.*(a)	31,601	508,460
Sirona Dental Systems, Inc.*	129,291	9,532,625
Thoratec Corp.*	139,079	5,215,464

		42,824,843

Healthcare Services — 3.0%
Acadia Healthcare Co., Inc.*	100,034	2,939,999
Air Methods Corp.(a)	137,046	6,611,099
Centene Corp.*	161,686	7,120,651
Emeritus Corp.*	106,100	2,948,519
IPC The Hospitalist Co., Inc.*	33,247	1,478,827

		21,099,095

Home Builders — 1.9%
Hovnanian Enterprises, Inc. (Class A Stock)*(a)	212,040	1,223,471
Meritage Homes Corp.*	221,398	10,374,710
Standard Pacific Corp.*(a)	176,836	1,527,863

		13,126,044

Insurance — 1.4%
Amtrust Financial Services, Inc.(a)	47,565	1,648,127
Health Insurance Innovations, Inc. (Class A Stock)	64,308	970,408
Validus Holdings Ltd. (Bermuda)	191,037	7,139,053

		9,757,588

Internet Services — 3.2%
Angie’s List, Inc.*(a)	138,881	2,744,289
Brightcove, Inc.*	87,686	544,530
ExactTarget, Inc.*(a)	107,209	2,494,753
HomeAway, Inc.*(a)	46,016	1,495,520
Saba Software, Inc.*	158,468	1,259,821
Sourcefire, Inc.*(a)	74,406	4,407,067
TIBCO Software, Inc.*	114,100	2,307,102
Trulia, Inc.*(a)	210,043	6,591,149

		21,844,231

Investment Companies — 0.5%
KKR Financial Holdings LLC	286,743	3,174,245

Lodging — 0.5%
Orient-Express Hotels Ltd. (Bermuda) (Class A Stock)*	329,688	3,250,724

Machinery & Equipment — 2.0%
Regal-Beloit Corp.	68,521	5,588,573
Terex Corp.*(a)	234,301	8,064,640

		13,653,213

Manufacturing — 1.8%
Colfax Corp.*	115,518	5,376,208
Hexcel Corp.*	253,061	7,341,300

		12,717,508

	Shares	Value
COMMON STOCKS (Continued)
Media — 0.2%
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	80,351	$1,626,304

Metals & Mining — 1.6%
Northwest Pipe Co.*	146,087	4,087,514
RTI International Metals, Inc.*(a)	222,728	7,058,250

		11,145,764

Mortgage Finance — 0.5%
Home Loan Servicing Solutions Ltd. (Cayman Islands)	145,665	3,398,364

Oil & Gas — 7.8%
Bonanza Creek Energy, Inc.*	10,456	404,334
Delek US Holdings, Inc.	16,921	667,703
Diamondback Energy, Inc.	62,380	1,674,279
Dril-Quip, Inc.*	31,358	2,733,477
Geospace Technologies Corp.*	150,769	16,270,990
Global Geophysical Services, Inc.*	31,881	78,108
Gulfport Energy Corp.*	210,739	9,658,169
Kodiak Oil & Gas Corp. (Canada)*	85,344	775,777
Lufkin Industries, Inc.	93,965	6,238,336
Magnum Hunter Resources Corp.*(a)	420,590	1,686,566
Oasis Petroleum, Inc.*(a)	230,499	8,775,097
Rex Energy Corp.*	81,877	1,349,333
Thermon Group Holdings, Inc.*	163,985	3,642,107

		53,954,276

Pharmaceuticals — 5.7%
Achillion Pharmaceuticals, Inc.*(a)	110,789	968,296
Akorn, Inc.*(a)	172,063	2,379,631
Ariad Pharmaceuticals, Inc.*	241,827	4,374,650
BioMarin Pharmaceutical, Inc.*	61,246	3,813,176
BioScrip, Inc.*	157,645	2,003,668
Infinity Pharmaceuticals, Inc.*	34,720	1,682,878
Jazz Pharmaceuticals PLC (Ireland)*(a)	50,390	2,817,305
Natural Grocers By Vitamin Cottage, Inc.	227,426	5,128,456
Regulus Therapeutics, Inc.*	136,780	1,060,045
Salix Pharmaceuticals Ltd.*	131,913	6,751,307
Sarepta Therapeutics, Inc.*(a)	55,950	2,067,353
Synageva BioPharma Corp.*(a)	23,221	1,275,297
Theravance, Inc.*(a)	223,203	5,272,055

		39,594,117

Real Estate Investment Trusts — 1.7%
Glimcher Realty Trust	195,901	2,272,452
Redwood Trust, Inc.	114,866	2,662,594
Silver Bay Realty Trust Corp.	19,584	405,389
Summit Hotel Properties, Inc.	108,844	1,139,597
Two Harbors Investment Corp.	399,691	5,040,104

		11,520,136

Retail & Merchandising — 7.6%
BJ’s Restaurants, Inc.*	128,406	4,273,352
Chico’s FAS, Inc.	249,033	4,183,754
Chuy’s Holdings, Inc.*(a)	84,873	2,765,162
Fifth & Pacific Cos., Inc.*(a)	122,210	2,307,325
Five Below, Inc.*(a)	7,964	301,756
Francesca’s Holdings Corp.*(a)	250,416	7,176,922
Genesco, Inc.*(a)	251,891	15,136,130
GNC Holdings, Inc. (Class A Stock)	30,360	1,192,541
Hibbett Sports, Inc.*(a)	16,589	933,463
Lithia Motors, Inc. (Class A Stock)	4,980	236,450

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Mattress Firm Holding Corp.*(a)	32,653	$1,127,835
Red Robin Gourmet Burgers, Inc.*(a)	30,085	1,371,876
Tile Shop Holdings, Inc.*	56,843	1,194,271
Tilly’s, Inc. (Class A Stock)(a)	55,885	710,857
Vitamin Shoppe, Inc.*(a)	207,303	10,126,752

		53,038,446

Savings & Loan — 0.2%
EverBank Financial Corp.	21,307	328,128
Pacific Premier Bancorp, Inc.*	71,897	945,446

		1,273,574

Semiconductors — 3.0%
Cavium, Inc.*(a)	235,207	9,128,384
Microsemi Corp.*	24,170	560,019
Mindspeed Technologies, Inc.*(a)	70,933	236,207
Peregrine Semiconductor Corp.*	32,637	318,863
Teradyne, Inc.*(a)	345,533	5,604,545
Veeco Instruments, Inc.*(a)	132,764	5,088,844

		20,936,862

Software — 5.3%
Compuware Corp.*	227,626	2,845,325
Concur Technologies, Inc.*(a)	53,292	3,659,029
Cornerstone OnDemand, Inc.*	172,066	5,867,451
Demandware, Inc.*(a)	103,849	2,632,572
EPAM Systems, Inc.	50,213	1,166,448
Guidewire Software, Inc.*	117,014	4,498,018
Infoblox, Inc.*	93,150	2,021,355
Jive Software, Inc.(a)	98,364	1,495,133
MedAssets, Inc.*	359,665	6,923,551
Omnicell, Inc.*	52,766	996,222
Ultimate Software Group, Inc.*	45,587	4,748,342

		36,853,446

Telecommunications — 3.8%
8x8, Inc.*	114,946	787,380
Aruba Networks, Inc.*(a)	83,400	2,063,316
EZchip Semiconductor Ltd. (Israel)*(a)	113,874	2,747,780
Finisar Corp.*(a)	61,382	809,629
IPG Photonics Corp.(a)	135,657	9,008,981
Ixia*	242,981	5,258,109
NICE Systems Ltd. (Israel), ADR*	161,885	5,962,225

		26,637,420

Transportation — 1.4%
Landstar System, Inc.	87,861	5,015,984
Quality Distribution, Inc.*	293,842	2,471,211
Roadrunner Transportation Systems, Inc.*	108,631	2,498,513

		9,985,708

TOTAL LONG-TERM INVESTMENTS (cost $572,959,238)		689,619,932

	Shares	Value
SHORT-TERM INVESTMENT — 26.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $185,316,940; includes $179,696,699 of cash collateral for securities on loan)(b)(w)	185,316,940	$185,316,940

TOTAL INVESTMENTS — 126.2% (cost $758,276,178)		874,936,872
Liabilities in excess of other assets — (26.2)%		(181,430,599)

NET ASSETS — 100.0%		$693,506,273

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $174,400,605; cash collateral of $179,696,699 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$689,619,932	$—	$—
Affiliated Money Market Mutual Fund	185,316,940	—	—

Total	$874,936,872	$—	$—

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS — 95.4%
Advertising
Marin Software, Inc.	8,900	$146,227
National CineMedia, Inc.	11,000	173,580

		319,807

Aerospace — 1.3%
AAR Corp.	76,300	1,403,157
Curtiss-Wright Corp.	65,300	2,265,910
Esterline Technologies Corp.*	18,500	1,400,450
Moog, Inc. (Class A Stock)*	5,450	249,773
Triumph Group, Inc.	104,991	8,241,794

		13,561,084

Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc.	33,740	1,799,354
LMI Aerospace, Inc.*	63,600	1,322,244
M/A-COM Technology Solutions Holdings, Inc.*	8,100	130,167
Teledyne Technologies, Inc.*	29,284	2,297,037

		5,548,802

Agriculture — 0.2%
Andersons, Inc. (The)	22,600	1,209,552
Universal Corp.(a)	15,600	874,224

		2,083,776

Airlines — 0.8%
Alaska Air Group, Inc.*	40,200	2,571,192
Republic Airways Holdings, Inc.*	374,700	4,324,038
SkyWest, Inc.	102,900	1,651,545

		8,546,775

Apparel — 0.4%
Columbia Sportswear Co.(a)	29,596	1,713,016
G-III Apparel Group Ltd.*	11,000	441,210
Oxford Industries, Inc.	31,885	1,693,094
RG Barry Corp.	13,900	186,121

		4,033,441

Auto Parts & Equipment — 0.1%
Standard Motor Products, Inc.	34,100	945,252

Automotive Components — 0.8%
Cooper Tire & Rubber Co.	237,340	6,090,144
Dana Holding Corp.	17,315	308,726
Superior Industries International, Inc.	133,980	2,502,746

		8,901,616

Biotechnology — 0.6%
Ariad Pharmaceuticals, Inc.*(a)	11,600	209,844
Cambrex Corp.*	105,300	1,346,787
Celldex Therapeutics, Inc.*	35,900	415,722
Charles River Laboratories International, Inc.*	58,842	2,604,935
Lexicon Pharmaceuticals, Inc.*	113,000	246,340
Puma Biotechnology, Inc.*	29,500	985,005

		5,808,633

Broadcasting — 0.3%
Belo Corp. (Class A Stock)	262,014	2,575,598
Journal Communications, Inc. (Class A Stock)*	139,900	940,128

		3,515,726

	Shares	Value
COMMON STOCKS (Continued)
Building Materials — 0.1%
ABM Industries, Inc.	11,000	$244,640
Boise Cascade Co.	21,400	726,316
LSI Industries, Inc.	12,100	84,458

		1,055,414

Building Products — 0.2%
Gibraltar Industries, Inc.*	127,255	2,322,404

Business Services
GP Strategies Corp.*	20,200	481,972

Capital Markets — 1.9%
Affiliated Managers Group, Inc.*	32,300	4,960,311
Cohen & Steers, Inc.(a)	53,281	1,921,846
Greenhill & Co., Inc.(a)	22,168	1,183,328
HFF, Inc. (Class A Stock)	75,042	1,495,587
Piper Jaffray Cos.*	59,000	2,023,700
Raymond James Financial, Inc.	68,110	3,139,871
Waddell & Reed Financial, Inc. (Class A Stock)	111,930	4,900,295

		19,624,938

Chemicals — 1.9%
Axiall Corp.	54,400	3,381,504
Cytec Industries, Inc.(a)	23,518	1,742,213
Fuller (H.B.) Co.	11,600	453,328
Innophos Holdings, Inc.	46,024	2,511,069
Innospec, Inc.	5,200	230,256
Intrepid Potash, Inc.	86,832	1,628,968
Koppers Holdings, Inc.	77,190	3,394,816
Minerals Technologies, Inc.	46,500	1,930,215
PolyOne Corp.	56,120	1,369,889
Schulman, (A.), Inc.	41,540	1,311,002
Sensient Technologies Corp.	45,154	1,765,070
Zep, Inc.	39,300	589,893

		20,308,223

Clothing & Apparel — 0.3%
Iconix Brand Group, Inc.*(a)	103,500	2,677,545

Commercial Banks — 6.2%
BancFirst Corp.	7,500	312,750
Bancorp, Inc. (The)*	165,413	2,290,970
Bank of Kentucky Financial Corp.	4,600	126,178
BankUnited, Inc.	88,420	2,265,320
Banner Corp.	19,100	607,953
BBCN Bancorp, Inc.	35,300	461,018
Center Bancorp, Inc.	7,500	93,225
Central Pacific Financial Corp.*	21,400	335,980
Citizens & Northern Corp.	23,300	454,350
Citizens Republic Bancorp, Inc.*	119,482	2,694,319
CNB Financial Corp.	4,600	78,430
CoBiz Financial, Inc.	39,900	322,392
ConnectOne Bancorp, Inc.	6,700	209,375
Eagle Bancorp, Inc.*	94,489	2,068,364
Enterprise Financial Services Corp.	41,100	589,374
Fidelity Southern Corp.*	8,939	102,799
First BanCorp (Puerto Rico)*(a)	75,200	468,496
First Bancorp	11,000	148,390
First Bancorp, Inc.	2,900	52,229
First Busey Corp.	72,900	333,153
First Financial Corp.	8,700	273,963
First Republic Bank	63,310	2,445,032
FirstMerit Corp.(a)	368,397	6,089,603

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
FNB United Corp.*	23,100	$225,456
German American Bancorp, Inc.	4,600	105,846
Great Southern Bancorp, Inc.	8,700	212,193
Hanmi Financial Corp.*	215,675	3,450,800
Horizon Bancorp	17,300	349,633
IBERIABANK Corp.	162,232	8,114,845
Merchants Bancshares, Inc.	4,600	138,621
MetroCorp Bancshares, Inc.*	19,700	198,773
Park Sterling Corp.*	67,100	378,444
Preferred Bank*	11,600	183,048
Signature Bank*	51,810	4,080,556
StellarOne Corp.	20,800	335,920
Sterling Financial Corp.	26,044	564,894
SVB Financial Group*	127,070	9,014,346
SY Bancorp, Inc.	8,700	195,750
Synovus Financial Corp.	423,293	1,172,522
TCF Financial Corp.(a)	194,098	2,903,706
Tompkins Financial Corp.	45,377	1,918,540
Umpqua Holdings Corp.	144,710	1,918,855
Virginia Commerce Bancorp, Inc.*	39,900	560,595
West Coast Bancorp.	19,220	466,662
Wilshire Bancorp, Inc.*	180,400	1,223,112
Wintrust Financial Corp.	152,520	5,649,341

		66,186,121

Commercial Services — 0.5%
Bright Horizons Family Solutions, Inc.	6,900	233,151
Carriage Services, Inc.	8,700	184,875
Consolidated Graphics, Inc.*	22,100	864,110
Kelly Services, Inc. (Class A Stock)	5,925	110,679
Performant Financial Corp.*	18,100	222,268
Quad/Graphics, Inc.(a)	134,700	3,224,718
Viad Corp.	23,088	638,614
Xoom Corp.	5,600	127,904

		5,606,319

Commercial Services & Supplies — 3.8%
ACCO Brands Corp.*(a)	375,920	2,511,146
Cenveo, Inc.*(a)	384,000	825,600
Convergys Corp.	112,949	1,923,521
Deluxe Corp.	119,100	4,930,740
DFC Global Corp.*(a)	96,202	1,600,801
Diebold, Inc.	113,846	3,451,811
EnergySolutions, Inc.*	588,100	2,205,375
Fusion-io, Inc.*(a)	20,800	340,496
Herman Miller, Inc.	77,800	2,152,726
KAR Auction Services, Inc.	128,082	2,565,482
Mac-Gray Corp.	23,900	305,920
Matthews International Corp. (Class A Stock)	82,442	2,876,401
Navigant Consulting, Inc.*	48,000	630,720
PHH Corp.*(a)	174,700	3,836,412
RPX Corp.*	12,700	179,197
TeleTech Holdings, Inc.*	9,800	207,858
TMS International Corp. (Class A Stock)*	187,690	2,477,508
Towers Watson & Co. (Class A Stock)	51,807	3,591,261
United Stationers, Inc.	96,490	3,729,339

		40,342,314

Communications Equipment — 1.1%
Bel Fuse, Inc. (Class B Stock)	43,410	677,630

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
Black Box Corp.	80,747	$1,761,092
Digi International, Inc.*	234,450	2,093,639
InterDigital, Inc.(a)	50,730	2,426,416
Plantronics, Inc.	104,280	4,608,133

		11,566,910

Computer Hardware — 0.1%
Insight Enterprises, Inc.*	72,300	1,490,826

Computer Services & Software — 0.8%
Aspen Technology, Inc.*	33,000	1,065,570
CACI International, Inc. (Class A Stock)*(a)	49,028	2,837,250
Electronics for Imaging, Inc.*	39,300	996,648
Mantech International Corp. (Class A Stock)	21,500	577,705
Silicon Graphics International Corp.*	7,500	103,125
Silver Spring Networks, Inc.(a)	6,200	107,446
SYNNEX Corp.*(a)	64,200	2,375,400

		8,063,144

Computers & Peripherals — 0.1%
Spansion, Inc. (Class A Stock)*	89,900	1,157,013

Conglomerates — 0.3%
Teleflex, Inc.	32,422	2,739,983

Construction & Engineering — 1.9%
EMCOR Group, Inc.	170,187	7,214,227
Granite Construction, Inc.	25,500	811,920
McDermott International, Inc. (Panama)*	204,384	2,246,180
Michael Baker Corp.	27,800	681,100
Orion Marine Group, Inc.*	171,385	1,703,567
Tutor Perini Corp.*	338,486	6,532,780
VSE Corp.	27,200	679,728

		19,869,502

Consumer Products & Services — 0.8%
American Greetings Corp. (Class A Stock)	37,000	595,700
Buckeye Technologies, Inc.	84,400	2,527,780
G&K Services, Inc. (Class A Stock)	94,840	4,316,168
Regis Corp.(a)	70,985	1,291,217

		8,730,865

Containers & Packaging — 1.0%
Boise, Inc.	108,100	936,146
Graphic Packaging Holding Co.*	274,100	2,053,009
Greif, Inc. (Class A Stock)	52,957	2,839,554
Owens-Illinois, Inc.*	99,866	2,661,429
Silgan Holdings, Inc.	43,647	2,062,321

		10,552,459

Cosmetics & Toiletries
Revlon, Inc. (Class A Stock)*	17,900	400,244

Distribution/Wholesale
Core-Mark Holding Co., Inc.	2,786	142,950

Diversified Consumer Services — 0.3%
Sotheby’s	69,620	2,604,484
Steiner Leisure Ltd. (Bahamas)*	18,612	900,076

		3,504,560

Diversified Financial Services — 0.6%
Artisan Partners Asset Management, Inc.	9,300	366,885
BGC Partners, Inc. (Class A Stock)	139,400	579,904
Cowen Group, Inc. (Class A Stock)*	348,014	981,399
Federated Investors, Inc. (Class B Stock)(a)	90,415	2,140,123

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
SeaCube Container Leasing Ltd. (Bermuda)	82,800	$1,901,088
SWS Group, Inc.*	36,625	221,581

		6,190,980

Diversified Operations
Standex International Corp.	8,700	480,414

Electric Utilities — 2.6%
Cleco Corp.	178,606	8,399,840
Empire District Electric Co. (The)	33,000	739,200
MGE Energy, Inc.	28,220	1,564,517
Portland General Electric Co.	343,281	10,411,713
UNS Energy Corp.	124,270	6,081,774

		27,197,044

Electrical Equipment — 0.1%
GrafTech International Ltd.*(a)	141,280	1,085,030

Electronic Components & Equipment — 3.1%
Alpha & Omega Semiconductor Ltd.*	12,719	112,945
Arris Group, Inc.*	121,339	2,083,391
AVX Corp.	415,670	4,946,473
Belden, Inc.	67,725	3,497,996
Benchmark Electronics, Inc.*	53,186	958,412
Checkpoint Systems, Inc.*	12,700	165,862
Coherent, Inc.	42,152	2,391,704
EnerSys, Inc.*	56,700	2,584,386
General Cable Corp.*	67,000	2,454,210
Littelfuse, Inc.	13,300	902,405
Newport Corp.*	23,700	401,004
Park Electrochemical Corp.	211,830	5,367,772
Sanmina Corp.*	333,133	3,784,391
Sypris Solutions, Inc.	49,800	208,164
Vaalco Energy, Inc.*	89,100	676,269
Zebra Technologies Corp. (Class A Stock)*	58,012	2,734,106

		33,269,490

Electronic Equipment & Instruments — 0.6%
Greatbatch, Inc.*	66,698	1,992,269
PerkinElmer, Inc.	71,081	2,391,165
Vishay Intertechnology, Inc.*(a)	166,003	2,259,301

		6,642,735

Energy Equipment & Services — 1.1%
C&J Energy Services, Inc.*(a)	86,700	1,985,430
Gulf Island Fabrication, Inc.	53,740	1,131,764
Matrix Service Co.*	139,120	2,072,888
Natural Gas Services Group, Inc.*	139,830	2,693,126
TETRA Technologies, Inc.*	180,520	1,852,135
Tidewater, Inc.(a)	35,180	1,776,590

		11,511,933

Energy–Alternate Sources — 0.2%
FutureFuel Corp.	4,600	55,890
Green Plains Renewable Energy, Inc.*	130,700	1,495,208
Renewable Energy Group, Inc.*	37,600	289,144

		1,840,242

Entertainment & Leisure — 0.3%
Carmike Cinemas, Inc.*	41,121	745,112
Isle of Capri Casinos, Inc.*(a)	57,200	359,788
Johnson Outdoors, Inc.*	1,200	28,608
Scientific Games Corp. (Class A Stock)*	135,325	1,184,094

	Shares	Value
COMMON STOCKS (Continued)
Entertainment & Leisure (cont’d.)
Speedway Motorsports, Inc.	37,018	$665,954

		2,983,556

Environmental Control — 0.4%
Ceco Environmental Corp.	46,800	605,124
Darling International, Inc.*	175,654	3,154,746
Metalico, Inc.*	4,482	7,261

		3,767,131

Environmental Services — 0.5%
Tetra Tech, Inc.*	159,564	4,865,106

Financial Services — 1.4%
Assured Guaranty Ltd. (Bermuda)	62,500	1,288,125
Encore Capital Group, Inc.*(a)	33,700	1,014,370
First Commonwealth Financial Corp.	228,400	1,703,864
Flushing Financial Corp.	23,700	401,478
Lakeland Financial Corp.	15,600	416,364
National Financial Partners Corp.*(a)	148,000	3,319,640
NBT Bancorp, Inc.	37,637	833,669
Nelnet, Inc. (Class A Stock)	54,400	1,838,720
OceanFirst Financial Corp.	17,300	249,466
Trustco Bank Corp.	38,700	215,946
World Acceptance Corp.*(a)	33,000	2,833,710
WSFS Financial Corp.	4,600	223,744

		14,339,096

Financial–Bank & Trust — 6.1%
1st Source Corp.	6,400	151,680
Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	23,700	586,338
BancorpSouth, Inc.	83,515	1,361,296
Bank of the Ozarks, Inc.	16,200	718,470
Berkshire Hills Bancorp, Inc.	16,200	413,748
Boston Private Financial Holdings, Inc.	155,188	1,533,257
Camden National Corp.	4,600	152,168
Cardinal Financial Corp.	144,022	2,618,320
Cathay General Bancorp	35,300	710,236
Chemical Financial Corp.	14,385	379,476
City Holding Co.	27,800	1,106,162
Community Bank System, Inc.	16,200	480,006
Community Trust Bancorp, Inc.	25,842	879,403
CVB Financial Corp.	172,300	1,941,821
East West Bancorp, Inc.	23,100	592,977
Financial Institutions, Inc.	29,500	588,820
First Community Bancshares, Inc.	43,400	687,890
First Financial Bancorp	46,100	739,905
First Financial Holdings, Inc.	31,800	666,528
First Horizon National Corp.	306,399	3,272,341
First Merchants Corp.	27,200	420,784
First Midwest Bancorp, Inc.	343,019	4,555,292
First Niagara Financial Group, Inc.	77,717	688,573
First of Long Island Corp. (The)	4,600	136,390
FNB Corp.	112,800	1,364,880
Hancock Holding Co.	110,242	3,408,683
Heartland Financial USA, Inc.	24,300	614,061
Hudson Valley Holding Corp.	2,597	38,721
Independent Bank Corp.	27,200	886,448
Lakeland Bancorp, Inc.	40,927	403,131
MainSource Financial Group, Inc.	43,400	609,336
National Penn Bancshares, Inc.	210,245	2,247,519
Ocwen Financial Corp.*	171,800	6,514,656

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Financial–Bank & Trust (cont’d.)
Oriental Financial Group, Inc. (Puerto Rico)	203,476	$3,155,913
PacWest Bancorp(a)	146,902	4,276,317
Park National Corp.(a)	6,400	446,656
Peoples Bancorp, Inc	25,200	564,228
Pinnacle Financial Partners, Inc.*	124,310	2,903,882
Provident Financial Services, Inc.	34,100	520,707
Renasant Corp.	29,800	666,924
Republic Bancorp, Inc. (Class A Stock)	14,046	318,001
Sierra Bancorp	29,200	383,980
Southside Bancshares, Inc.(a)	18,868	396,417
Southwest Bancorp, Inc.*	109,833	1,379,502
Suffolk Bancorp*	5,200	74,048
Susquehanna Bancshares, Inc.	265,827	3,304,229
Trico Bancshares	1,700	29,070
Trustmark Corp.	21,400	535,214
Washington Trust Bancorp, Inc.	12,100	331,298
WesBanco, Inc.	19,100	457,445
West Bancorp	36,800	408,480
Zions Bancorporation(a)	139,469	3,485,330

		65,106,957

Food — 0.8%
Pinnacle Foods, Inc.	57,300	1,272,633
Sanderson Farms, Inc.(a)	39,174	2,139,684
Spartan Stores, Inc.	156,500	2,746,575
TreeHouse Foods, Inc.*	36,591	2,383,904

		8,542,796

Food & Staples Retailing — 1.1%
Casey’s General Stores, Inc.(a)	31,482	1,835,401
Pantry, Inc. (The)*	603,796	7,529,336
Weis Markets, Inc.	61,400	2,498,980

		11,863,717

Food Products — 0.3%
Ingredion, Inc.	45,808	3,312,835

Gas Utilities — 1.1%
Laclede Group, Inc. (The)	61,340	2,619,218
New Jersey Resources Corp.	51,939	2,329,464
Northwest Natural Gas Co.	63,270	2,772,491
WGL Holdings, Inc.	77,480	3,416,868

		11,138,041

Healthcare Equipment & Services — 0.1%
Skilled Healthcare Group, Inc. (Class A stock)*	168,400	1,106,388

Healthcare Equipment & Supplies
Cantel Medical Corp.	4,100	123,246

Healthcare Products
Integra Lifesciences Holdings Corp.*(a)	10,427	406,757
NuVasive, Inc.*	3,695	78,740

		485,497

Healthcare Providers & Services — 0.5%
Cross Country Healthcare, Inc.*	311,770	1,655,499
LifePoint Hospitals, Inc.*	63,332	3,069,069
Select Medical Holdings Corp.	21,000	189,000

		4,913,568

Healthcare Services — 1.5%
Almost Family, Inc.	48,892	998,864

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Services (cont’d.)
AmSurg Corp.*	93,593	$3,148,469
Five Star Quality Care, Inc.*	385,700	2,580,333
HealthSouth Corp.*	59,115	1,558,863
MEDNAX, Inc.*(a)	24,463	2,192,619
Molina Healthcare, Inc.*	140,700	4,343,409
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*(a)	73,200	1,275,144

		16,097,701

Holding Companies
National Bank Holdings Corp. (Class A Stock)	12,700	232,410

Home Builders — 0.1%
KB Home(a)	23,100	502,887
TRI Pointe Homes, Inc.	20,200	407,030

		909,917

Hotels, Restaurants & Leisure — 0.3%
Cracker Barrel Old Country Store, Inc.	34,103	2,757,228

Household Durables — 0.8%
Kimball International, Inc. (Class B Stock)	102,900	932,274
MDC Holdings, Inc.	33,000	1,209,450
Ryland Group, Inc. (The)(a)	97,250	4,047,545
Scotts Miracle-Gro Co. (The) (Class A Stock)	49,183	2,126,673

		8,315,942

Household Products — 1.1%
Central Garden & Pet Co. (Class A Stock)*	233,999	1,923,472
Helen of Troy Ltd. (Bermuda)*	124,300	4,768,148
Prestige Brands Holdings, Inc.*	201,366	5,173,093

		11,864,713

Housewares
Lifetime Brands, Inc.	24,900	284,109

Industrial Products — 1.5%
Brady Corp. (Class A Stock)	140,628	4,715,257
EnPro Industries, Inc.*(a)	111,739	5,717,685
Watts Water Technologies, Inc. (Class A Stock)	63,149	3,030,521
WESCO International, Inc.*(a)	34,452	2,501,560

		15,965,023

Insurance — 5.9%
Allied World Assurance Co. Holdings AG (Switzerland)	68,260	6,329,067
Alterra Capital Holdings Ltd. (Bermuda)	74,347	2,341,931
American Equity Investment Life Holding Co.(a)	231,300	3,444,057
American Safety Insurance Holdings Ltd. (Bermuda)*	17,300	431,808
AMERISAFE, Inc.	61,300	2,178,602
Amtrust Financial Services, Inc.(a)	43,190	1,496,533
Arch Capital Group Ltd. (Bermuda)*(a)	40,930	2,151,690
Aspen Insurance Holdings Ltd. (Bermuda)(a)	37,600	1,450,608
AXIS Capital Holdings Ltd. (Bermuda)	127,470	5,305,301
CNO Financial Group, Inc.	425,646	4,873,647
Crawford & Co. (Class B Stock)	13,300	100,947
Employers Holdings, Inc.	163,504	3,834,169

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Endurance Specialty Holdings Ltd. (Bermuda)	81,944	$3,917,743
Hanover Insurance Group, Inc. (The)	86,031	4,274,020
Horace Mann Educators Corp.	151,469	3,158,129
Infinity Property & Casualty Corp.	59,745	3,357,669
Maiden Holdings Ltd. (Bermuda)	34,700	367,473
Meadowbrook Insurance Group, Inc.	54,400	383,520
Platinum Underwriters Holdings Ltd. (Bermuda)	78,746	4,394,814
ProAssurance Corp.	82,692	3,913,812
Reinsurance Group of America, Inc.	41,767	2,492,237
Selective Insurance Group, Inc.	36,400	873,964
Stewart Information Services Corp.(a)	22,000	560,340
Symetra Financial Corp.	57,300	768,393
Tower Group International Ltd.	5,168	95,350

		62,495,824

Internet Services — 0.1%
United Online, Inc.	168,300	1,014,849

Internet Software & Services — 0.3%
1-800-Flowers.com, Inc.*	43,400	215,698
Bazaarvoice, Inc.*	15,000	109,800
Envivio, Inc.*	15,100	25,670
Liquidity Services, Inc.*(a)	94,831	2,826,912
WebMD Health Corp.*	10,000	243,200

		3,421,280

Investment Companies — 0.5%
Apollo Investment Corp.	166,579	1,392,600
Fidus Investment Corp.	15,728	301,191
KCAP Financial, Inc.	75,770	816,043
MCG Capital Corp.	72,286	345,527
Prospect Capital Corp.	179,619	1,959,643

		4,815,004

IT Services — 0.2%
Unisys Corp.*	99,650	2,267,038

Leisure Equipment & Products — 0.2%
Callaway Golf Co.(a)	253,833	1,680,374

Machinery — 1.5%
Altra Holdings, Inc.	12,700	345,694
FreightCar America, Inc.	20,800	453,856
IDEX Corp.	22,184	1,185,069
Kaydon Corp.	67,263	1,720,588
NN, Inc.*	57,800	546,788
Oshkosh Corp.*	38,060	1,617,169
RBC Bearings, Inc.*	71,895	3,635,011
Snap-on, Inc.	39,380	3,256,726
Trimas Corp.*	85,336	2,770,860

		15,531,761

Machinery & Equipment — 1.1%
Applied Industrial Technologies, Inc.	62,900	2,830,500
Briggs & Stratton Corp.	144,600	3,586,080
Cascade Corp.	3,500	227,430
Kadant, Inc.*	99,514	2,487,850
RPC, Inc.(a)	31,430	476,793
Terex Corp.*(a)	57,505	1,979,322

		11,587,975

	Shares	Value
COMMON STOCKS (Continued)
Manufacturing — 0.3%
Actuant Corp. (Class A Stock)	68,201	$2,088,315
Park Ohio Holdings Corp.*	15,600	516,828
Proto Labs, Inc.*	5,200	255,320
STR Holdings, Inc.*	74,600	161,882

		3,022,345

Marine — 0.4%
Diana Shipping, Inc. (Marshall Islands)*(a)	115,684	1,233,191
Kirby Corp.*	39,450	3,029,760

		4,262,951

Media — 0.4%
Entercom Communications Corp. (Class A Stock)*(a)	213,700	1,589,928
LIN TV Corp. (Class A Stock)*	197,800	2,173,822
Salem Communications Corp. (Class A Stock)	19,700	156,221
Sinclair Broadcast Group, Inc. (Class A Stock)(a)	13,716	277,612

		4,197,583

Medical – Drugs
Taylor Capital Group, Inc.*	16,800	268,632

Medical Supplies & Equipment — 0.1%
Incyte Corp.*	48,000	1,123,680

Metals & Mining — 2.7%
Allegheny Technologies, Inc.	63,990	2,029,123
Carpenter Technology Corp.	20,820	1,026,218
Coeur d’Alene Mines Corp.*(a)	90,200	1,701,172
Compass Minerals International, Inc.	45,798	3,613,462
Globe Specialty Metals, Inc.	103,500	1,440,720
Haynes International, Inc.	39,290	2,172,737
Horsehead Holding Corp.*	208,780	2,271,526
LB Foster Co. (Class A Stock)	35,300	1,563,437
Olympic Steel, Inc.	43,190	1,032,241
Revett Minerals, Inc. (Canada)*	71,100	162,108
RTI International Metals, Inc.*(a)	147,924	4,687,711
US Silica Holdings, Inc.	45,200	1,065,816
Westmoreland Coal Co.*(a)	12,752	144,863
Worthington Industries, Inc.	179,300	5,554,714

		28,465,848

Office Equipment — 0.3%
Interface, Inc.	88,850	1,707,697
Knoll, Inc.	3,400	61,642
Steelcase, Inc. (Class A Stock)	103,900	1,530,447

		3,299,786

Oil & Gas — 1.6%
Berry Petroleum Co. (Class A Stock)	32,252	1,492,945
CVR Energy, Inc.	56,700	2,926,854
Energy XXI Bermuda Ltd. (Bermuda)	42,200	1,148,684
Goodrich Petroleum Corp.*(a)	94,553	1,479,754
Helix Energy Solutions Group, Inc.*	107,000	2,448,160
Key Energy Services, Inc.*	265,206	2,142,864
Oasis Petroleum, Inc.*	42,429	1,615,272
Swift Energy Co.*	152,231	2,254,541
W&T Offshore, Inc.(a)	93,100	1,322,020

		16,831,094

Oil, Gas & Consumable Fuels — 1.7%
Bill Barrett Corp.*(a)	124,170	2,516,926

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Bonanza Creek Energy, Inc.*	13,900	$537,513
Carrizo Oil & Gas, Inc.*	136,850	3,526,626
Cloud Peak Energy, Inc.*	79,937	1,501,217
Dawson Geophysical Co.*	13,509	405,270
EPL Oil & Gas, Inc.*	174,700	4,683,707
Forum Energy Technologies, Inc.*(a)	43,400	1,248,184
Rex Energy Corp.*	134,460	2,215,901
Superior Energy Services, Inc.*	36,869	957,488
Western Refining, Inc.	6,400	226,624

		17,819,456

Paper & Forest Products — 0.4%
Domtar Corp.	7,500	582,150
P.H. Glatfelter Co.	20,200	472,276
Resolute Forest Products*(a)	59,600	964,328
Rock-Tenn Co. (Class A Stock)	24,300	2,254,797
Schweitzer-Mauduit International, Inc.	8,100	313,713

		4,587,264

Pharmaceuticals — 0.4%
Achillion Pharmaceuticals, Inc.*(a)	8,100	70,794
Alkermes PLC (Ireland)*	67,700	1,605,167
Impax Laboratories, Inc.*	97,700	1,508,488
PharMerica Corp.*	56,595	792,330
Progenics Pharmaceuticals, Inc.*	40,500	218,295
TESARO, Inc.*(a)	18,100	397,476

		4,592,550

Printing & Publishing — 0.1%
Courier Corp.	52,000	749,320

Professional Services — 0.7%
Hudson Global, Inc.*	78,830	310,590
Korn/Ferry International*	48,830	872,104
TrueBlue, Inc.*	293,850	6,211,989

		7,394,683

Real Estate Investment Trusts — 9.6%
American Campus Communities, Inc.	55,500	2,516,370
Anworth Mortgage Asset Corp.	602,000	3,810,660
Ashford Hospitality Trust, Inc.	203,600	2,516,496
BioMed Realty Trust, Inc.	130,447	2,817,655
Campus Crest Communities, Inc.	303,870	4,223,793
CapLease, Inc.	185,600	1,182,272
Capstead Mortgage Corp.	328,500	4,211,370
CBL & Associates Properties, Inc.(a)	101,183	2,387,919
Cedar Realty Trust, Inc.	205,300	1,254,383
Chesapeake Lodging Trust	62,500	1,433,750
Coresite Realty Corp.	82,100	2,871,858
Corporate Office Properties Trust	30,400	811,072
Cousins Properties, Inc.	294,487	3,148,066
CYS Investments, Inc.	135,900	1,595,466
DCT Industrial Trust, Inc.(a)	262,000	1,938,800
EastGroup Properties, Inc.(a)	55,670	3,239,994
Education Realty Trust, Inc.	226,765	2,387,835
EPR Properties	20,200	1,051,410
Equity One, Inc.	136,820	3,279,575
Extra Space Storage, Inc.	22,600	887,502
FelCor Lodging Trust, Inc.*	167,700	997,815
First Industrial Realty Trust, Inc.(a)	270,700	4,637,091
Getty Realty Corp.(a)	19,100	386,011
Hersha Hospitality Trust	134,147	783,418

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Home Properties, Inc.(a)	6,400	$405,888
Invesco Mortgage Capital, Inc	15,300	327,267
Kite Realty Group Trust	75,800	510,892
LaSalle Hotel Properties	40,360	1,024,337
Lexington Realty Trust(a)	519,959	6,135,517
LTC Properties, Inc.	43,400	1,767,682
MFA Financial, Inc.	470,332	4,383,494
Mid-America Apartment Communities, Inc.(a)	113,866	7,863,586
National Retail Properties, Inc.(a)	34,700	1,255,099
Parkway Properties, Inc.	133,600	2,478,280
Pebblebrook Hotel Trust	131,800	3,399,122
Pennsylvania Real Estate Investment Trust	168,252	3,262,406
Potlatch Corp.	71,100	3,260,646
RAIT Financial Trust	290,000	2,311,300
Ramco-Gershenson Properties Trust	39,300	660,240
Redwood Trust, Inc.	248,700	5,764,866
Senior Housing Properties Trust	19,490	522,917
Sun Communities, Inc.	20,200	996,466
Washington Real Estate Investment Trust	24,700	687,648
Winthrop Realty Trust	49,200	618,936

		102,007,170

Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	39,115	987,654
Jones Lang LaSalle, Inc.	14,770	1,468,286

		2,455,940

Registered Investment Companies — 0.1%
American Capital Ltd.*	83,300	1,215,763
Gladstone Capital Corp.	19,100	175,720

		1,391,483

Restaurants
Papa John’s International, Inc.*	2,300	142,186

Retail & Merchandising — 2.9%
Cabela’s, Inc.*(a)	83,907	5,099,867
Cash America International, Inc.	12,100	634,887
Conn’s, Inc.*(a)	109,334	3,925,091
Del Frisco’s Restaurant Group, Inc.	12,900	214,140
Destination Maternity Corp.	20,000	468,000
Dillard’s, Inc. (Class A Stock)	19,100	1,500,305
Dole Food Co., Inc.*(a)	133,857	1,459,041
Ethan Allen Interiors, Inc.	79,470	2,616,152
Express, Inc.*	143,168	2,549,822
hhgregg, Inc.*(a)	96,800	1,069,640
Men’s Wearhouse, Inc. (The)	40,151	1,341,846
OfficeMax, Inc.(a)	318,700	3,700,107
Perry Ellis International, Inc.	74,350	1,352,427
Restoration Hardware Holdings, Inc.(a)	1,900	66,500
Rite Aid Corp.*(a)	945,144	1,795,774
Ruth’s Hospitality Group, Inc.*	152,100	1,451,034
Tuesday Morning Corp.*	98,900	767,464
World Fuel Services Corp.	14,500	575,940

		30,588,037

Road & Rail — 0.5%
Genesee & Wyoming, Inc. (Class A Stock)*	24,680	2,297,955
Old Dominion Freight Line, Inc.*	70,467	2,691,839

		4,989,794

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Savings & Loan — 0.2%
BofI Holding, Inc.*	16,200	$581,256
Homestreet, Inc.*	64,800	1,447,632
Investors Bancorp, Inc.	17,653	331,523

		2,360,411

Schools
Corinthian Colleges, Inc.*(a)	181,000	380,100

Semiconductors — 1.5%
Amkor Technology, Inc.*(a)	311,500	1,246,000
DSP Group, Inc.*	31,800	256,626
Emulex Corp.*	307,843	2,010,215
First Solar, Inc.*(a)	201,400	5,429,744
GSI Group, Inc. (Canada)*	46,800	399,204
GT Advanced Technologies, Inc.*(a)	615,300	2,024,337
Integrated Silicon Solution, Inc.*	98,900	906,913
IXYS Corp.	54,400	521,696
MKS Instruments, Inc.	31,800	864,960
Peregrine Semiconductor Corp.*	50,000	488,500
Pericom Semiconductor Corp.*	42,800	291,468
Photronics, Inc.*	70,600	471,608
PMC - Sierra, Inc.*	62,500	424,375
Skyworks Solutions, Inc.*	17,900	394,337
Ultra Clean Holdings*	51,180	332,670

		16,062,653

Semiconductors & Semiconductor Equipment — 2.3%
Entegris, Inc.*	83,511	823,418
Exar Corp.*	344,202	3,614,121
Intermolecular, Inc.*	31,800	324,360
LTX-Credence Corp.*	217,400	1,313,096
Mindspeed Technologies, Inc.*(a)	95,858	319,207
ON Semiconductor Corp.*	652,980	5,406,674
Rudolph Technologies, Inc.*	237,990	2,803,522
Teradyne, Inc.*(a)	328,753	5,332,374
Veeco Instruments, Inc.*	110,290	4,227,416

		24,164,188

Software — 0.7%
Audience, Inc.*(a)	20,800	317,200
AVG Technologies NV (Netherlands)*(a)	17,600	244,992
Avid Technology, Inc.*	28,300	177,441
CSG Systems International, Inc.*	43,400	919,646
Demandware, Inc.*(a)	9,400	238,290
Digital River, Inc.*	31,000	438,340
EPIQ Systems, Inc.	23,100	324,093
Guidewire Software, Inc.*	7,500	288,300
MedAssets, Inc.*	22,392	431,046
Model N, Inc.(a)	19,600	388,472
Proofpoint, Inc.*	4,600	77,556
PTC, Inc.*	151,772	3,868,668

		7,714,044

Specialty Retail — 1.7%
Aeropostale, Inc.*	270,998	3,685,573
ANN, Inc.*	179,960	5,222,439
Brown Shoe Co., Inc.	154,400	2,470,400
Cato Corp. (The) (Class A Stock)	27,707	668,847
Guess?, Inc.	108,980	2,705,973
MarineMax, Inc.*(a)	223,470	3,036,957

		17,790,189

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications — 0.9%
Aviat Networks, Inc.*	67,100	$226,127
Comtech Telecommunications Corp.	52,705	1,279,677
Consolidated Communications Holdings, Inc.(a)	70,200	1,232,010
Harmonic, Inc.*	48,100	278,499
Oplink Communications, Inc.*	13,300	218,120
Premiere Global Services, Inc.*	149,200	1,639,708
RF Micro Devices, Inc.*	655,356	3,486,494
Symmetricon, Inc.*	30,100	136,654
Telenav, Inc.*	119,700	772,065
USA Mobility, Inc.	6,162	81,770
Vonage Holdings Corp.*	29,400	84,966

		9,436,090

Textiles, Apparel & Luxury Goods — 0.2%
Jones Group, Inc. (The)	142,400	1,811,328

Thrifts & Mortgage Finance — 0.4%
BankFinancial Corp.	27,800	224,902
People’s United Financial, Inc.(a)	150,360	2,020,838
Provident Financial Holdings, Inc.	9,800	166,698
Westfield Financial, Inc.	194,950	1,516,711

		3,929,149

Transportation — 0.6%
Aircastle Ltd. (Bermuda)	46,300	633,384
AMERCO	15,601	2,707,398
Gulfmark Offshore, Inc. (Class A Stock)	38,700	1,507,752
Swift Transportation Co.*	53,200	754,376
Universal Truckload Services, Inc.	11,000	256,630

		5,859,540

Utilities — 2.2%
American States Water Co.	7,500	431,775
California Water Service Group	13,300	264,670
Chesapeake Utilities Corp.	8,700	426,735
El Paso Electric Co.	45,700	1,537,805
Great Plains Energy, Inc.	263,708	6,115,389
IDACORP, Inc.	126,521	6,107,169
NorthWestern Corp.	45,700	1,821,602
South Jersey Industries, Inc.	17,900	995,061
Southwest Gas Corp.	55,500	2,634,030
UIL Holdings Corp.	13,300	526,547
Westar Energy, Inc.(a)	77,229	2,562,458

		23,423,241

Water Utilities
Artesian Resources Corp. (Class A Stock)	7,500	168,525
Consolidated Water Co. Ltd. (Cayman Islands)	6,400	63,360

		231,885

TOTAL COMMON STOCKS (cost $832,894,011)		1,011,448,188

EXCHANGE TRADED FUNDS — 1.4%
iShares NASDAQ Biotechnology Index Fund	7,197	1,151,016
iShares Russell 2000 Index Fund	15,325	1,444,536
iShares Russell 2000 Value Index Fund(a)	142,800	11,968,068

TOTAL EXCHANGE TRADED FUNDS (cost $12,716,546)		14,563,620

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Notes
0.250%	11/30/13	(k)	955	$955,634

(cost $955,257)
TOTAL LONG-TERM INVESTMENTS
(cost $846,565,814)				1,026,967,442

			Shares
SHORT-TERM INVESTMENT — 16.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $177,761,774; includes $143,187,924 of cash collateral for securities on loan)(b)(w)			177,761,774	177,761,774

TOTAL INVESTMENTS — 113.7% (cost $1,024,327,588)				1,204,729,216
Liabilities in excess of other assets(x) — (13.7)%.				(145,066,094)

NET ASSETS — 100.0%				$1,059,663,122

The following abbreviation is used in the Portfolio descriptions:

NASDAQ National Association for Securities Dealers

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $139,164,829; cash collateral of $143,187,924 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation(1)
Long Position:
159	Russell 2000 Mini	Jun. 2013	$14,828,865	$15,063,660	$234,795

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identifical securities.

Level 2 – other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 – significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,011,448,188	$—	$—
Exchange Traded Funds	14,563,620	—	—
U.S. Treasury Obligation	—	955,634	—
Affiliated Money Market Mutual Fund	177,761,774	—	—
Other Financial Instruments*
Futures	234,795	—	—

Total	$1,204,008,377	$955,634	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 64.3%
Advertising — 0.3%
Interpublic Group of Cos., Inc. (The)	478,000	$6,228,340
Lamar Advertising Co. (Class A Stock)*	37,100	1,803,431
WPP PLC (United Kingdom)	1,009,371	16,088,465

		24,120,236

Aerospace & Defense — 0.9%
Boeing Co. (The)	403,500	34,640,475
HEICO Corp. (Class A Stock)	30,718	1,053,935
Rolls-Royce Holdings PLC (United Kingdom)	696,772	11,963,478
United Technologies Corp.	316,600	29,579,938

		77,237,826

Airlines — 0.1%
SkyWest, Inc.	61,000	979,050
United Continental Holdings, Inc.*(a)	361,500	11,571,615

		12,550,665

Automobile Manufacturers — 0.8%
Bayerische Motoren Werke AG (Germany)	102,661	8,857,755
General Motors Co.*(a)	491,700	13,679,094
Harley-Davidson, Inc.	145,700	7,765,810
Honda Motor Co. Ltd. (Japan)	350,700	13,505,627
Nissan Motor Co. Ltd. (Japan)	467,300	4,533,012
Oshkosh Corp.*	53,600	2,277,464
Toyota Motor Corp. (Japan)	343,500	17,712,845
Winnebago Industries, Inc.*	70,100	1,446,864

		69,778,471

Automotive Parts — 0.6%
Aisin Seiki Co. Ltd. (Japan)	201,900	7,442,339
Autoliv, Inc., AB	50,969	3,510,276
AutoZone, Inc.*	27,100	10,752,467
Delphi Automotive PLC (United Kingdom)	209,100	9,284,040
GKN PLC (United Kingdom)	1,944,340	7,814,230
Johnson Controls, Inc.	209,800	7,357,686
Koito Manufacturing Co. Ltd. (Japan)	96,000	1,657,595
TRW Automotive Holdings Corp.*	129,900	7,144,500

		54,963,133

Beverages — 1.6%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	9,200	1,468,688
Coca-Cola Co. (The)	953,400	38,555,496
Coca-Cola Enterprises, Inc.	327,300	12,083,916
Green Mountain Coffee Roasters, Inc.*(a)	140,500	7,974,780
Kirin Holdings Co. Ltd. (Japan)	599,000	9,630,965
Monster Beverage Corp.*	141,200	6,740,888
PepsiCo, Inc.	587,246	46,457,031
Pernod-Ricard SA (France)	111,376	13,878,456

		136,790,220

Biotechnology — 1.3%
Alexion Pharmaceuticals, Inc.*	103,900	9,573,346
Alnylam Pharmaceuticals, Inc.*	56,300	1,372,031
AMAG Pharmaceuticals, Inc.*	25,900	617,715
Amgen, Inc.	211,300	21,660,363
Biogen Idec, Inc.*	90,200	17,400,482
Celgene Corp.*	89,700	10,397,127

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Charles River Laboratories International, Inc.*	14,600	$646,342
CSL Ltd. (Australia)	167,619	10,360,758
Cubist Pharmaceuticals, Inc.*(a)	38,100	1,783,842
Dendreon Corp.*(a)	145,500	688,215
Exelixis, Inc.*(a)	176,200	814,044
Gilead Sciences, Inc.*(a)	608,300	29,764,119
Illumina, Inc.*(a)	12,100	653,400
Incyte Corp.*(a)	94,600	2,214,586
Life Technologies Corp.*	45,500	2,940,665
Maxygen, Inc.	17,900	43,139
Medicines Co. (The)*	59,500	1,988,490
Regeneron Pharmaceuticals, Inc.*(a)	6,700	1,181,880
Vertex Pharmaceuticals, Inc.*	19,500	1,072,110

		115,172,654

Building Materials — 0.1%
Comfort Systems USA, Inc.	27,000	380,430
Martin Marietta Materials, Inc.(a)	93,000	9,487,860

		9,868,290

Business Services — 0.1%
ARC Document Solutions, Inc.*	87,640	261,167
Corporate Executive Board Co. (The)	18,100	1,052,696
Manpower, Inc.	41,000	2,325,520
Navigant Consulting, Inc.*	75,200	988,128
Robert Half International, Inc.(a)	73,900	2,773,467

		7,400,978

Chemicals — 1.7%
Air Products & Chemicals, Inc.	77,100	6,716,952
Albemarle Corp.	18,140	1,134,113
American Vanguard Corp.	44,100	1,346,814
Asahi Kasei Corp. (Japan)	1,331,000	8,995,189
BASF SE (Germany)	128,104	11,218,871
Celanese Corp. (Class A Stock)	206,800	9,109,540
Dow Chemical Co. (The)	148,300	4,721,872
Ecolab, Inc.	263,250	21,107,385
Israel Chemicals Ltd. (Israel)	19,080	246,535
LyondellBasell Industries NV (Netherlands) (Class A Stock)	211,900	13,411,151
Methanex Corp. (Canada)	7,500	304,725
Monsanto Co.	164,400	17,365,572
Mosaic Co. (The)	79,800	4,756,878
Potash Corp. of Saskatchewan, Inc. (Canada)	193,200	7,583,100
PPG Industries, Inc.	62,300	8,344,462
Praxair, Inc.	148,800	16,597,152
Sherwin-Williams Co. (The)	53,200	8,984,948
Showa Denko KK (Japan)	1,318,000	1,985,814
Sociedad Quimica y Minera de Chile SA (Chile), ADR	12,600	698,670
Tosoh Corp. (Japan)	485,000	1,389,368
Wacker Chemie AG (Germany)(a)	37,175	2,660,463

		148,679,574

Clothing & Apparel — 0.2%
Cintas Corp.	35,700	1,575,441
Deckers Outdoor Corp.*(a)	16,600	924,454
Michael Kors Holdings Ltd. (British Virgin Islands)*	6,600	374,814
NIKE, Inc. (Class B Stock)	207,100	12,220,971

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Clothing & Apparel (cont’d.)
Ralph Lauren Corp.	25,000	$4,232,750

		19,328,430

Commercial Banks — 0.6%
Bank of Kentucky Financial Corp.	36,700	1,006,681
CIT Group, Inc.*	33,800	1,469,624
Citizens Republic Bancorp, Inc.*	25,130	566,681
DNB ASA (Norway)	975,133	14,299,558
Home BancShares, Inc.	48,234	1,816,975
Regions Financial Corp.	849,500	6,957,405
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,391,810	11,389,389
Svenska Handelsbanken AB (Sweden) (Class A Stock)	249,949	10,682,155
Synovus Financial Corp.(a)	412,400	1,142,348
Western Alliance Bancorp*	88,100	1,219,304

		50,550,120

Commercial Services — 0.7%
Abertis Infraestructuras SA (Spain)	8,035	135,029
ADT Corp. (The)(a)	53,150	2,601,161
Advisory Board Co. (The)*(a)	26,060	1,368,671
Ascent Capital Group, Inc. (Class A Stock)* .	18,742	1,395,154
Atlantia SpA (Italy)	3,612	57,042
Automatic Data Processing, Inc.	199,300	12,958,486
Benesse Holdings, Inc. (Japan)	93,200	3,966,480
CCR SA (Brazil)	14,500	148,103
DP World Ltd. (United Arab Emirates)	4,822	67,653
FTI Consulting, Inc.*	25,500	960,330
H&E Equipment Services, Inc.	50,400	1,028,160
Iron Mountain, Inc.	191,900	6,967,889
Mastercard, Inc. (Class A Stock)	38,700	20,941,731
Mills Estruturas e Servicos de Engenharia SA (Brazil)	300	4,812
Monro Muffler Brake, Inc.(a)	28,800	1,143,648
Mundra Port & Special Economic Zone Ltd. (India)	44,991	115,222
OHL Mexico SAB de CV (Mexico)*	39,300	108,977
Quanta Services, Inc.*	35,800	1,023,164
Sichuan Expressway Co. Ltd. (China)	236,000	76,437
Verisk Analytics, Inc. (Class A Stock)*	35,800	2,206,354
Zhejiang Expressway Co. Ltd. (China) (Class H Stock)	32,000	25,316

		57,299,819

Computer Hardware — 2.2%
Apple, Inc.	283,600	125,529,868
Dell, Inc.	1,729,600	24,785,168
International Business Machines Corp.	180,650	38,532,645
NetApp, Inc.*	190,300	6,500,648
Riverbed Technology, Inc.*(a)	42,430	632,631

		195,980,960

Computer Services & Software — 2.2%
3D Systems Corp.*(a)	19,200	619,008
Accelrys, Inc.*	73,578	718,121
Accenture PLC (Ireland) (Class A Stock)	196,000	14,890,120
Activision Blizzard, Inc.	72,554	1,057,112
Akamai Technologies, Inc.*(a)	160,900	5,678,161
Autodesk, Inc.*	358,700	14,792,788
Avid Technology, Inc.*	37,200	233,244
Cadence Design Systems, Inc.*(a)	85,000	1,184,050

	Shares	Value
COMMON STOCKS (Continued)
Computer Services & Software (cont’d.)
Check Point Software Technologies Ltd. (Israel)*(a)	110,300	$5,182,997
Cognizant Technology Solutions Corp. (Class A Stock)*	47,500	3,638,975
CommVault Systems, Inc.*	25,900	2,123,282
Global Payments, Inc.	26,500	1,315,990
Informatica Corp.*	41,000	1,413,270
Jack Henry & Associates, Inc.	34,610	1,599,328
Microsoft Corp.	2,625,100	75,104,111
MSCI, Inc. (Class A Stock)*(a)	47,900	1,625,247
NS Solutions Corp. (Japan)	56,300	1,086,195
Oracle Corp.	941,900	30,461,046
RealD, Inc.*(a)	108,600	1,411,800
Red Hat, Inc.*	436,080	22,048,205
Software AG (Germany)	184,160	7,119,758
SYNNEX Corp.*(a)	35,170	1,301,290

		194,604,098

Conglomerates — 0.2%
Hutchison Whampoa Ltd. (Hong Kong)	1,283,400	13,418,166

Consumer Products & Services — 1.2%
Avon Products, Inc.	680,700	14,110,911
Church & Dwight Co., Inc.	24,400	1,576,972
Colgate-Palmolive Co.	84,100	9,926,323
L’Oreal SA (France)	67,761	10,744,547
Procter & Gamble Co. (The)	905,355	69,766,656
Tumi Holdings, Inc.*(a)	41,600	871,104

		106,996,513

Containers & Packaging — 0.1%
Ball Corp.	92,200	4,386,876
Crown Holdings, Inc.*	33,600	1,398,096
Owens-Illinois, Inc.*	30,100	802,165

		6,587,137

Distribution/Wholesale — 0.5%
DCC PLC (Ireland)	177,515	6,246,202
Fastenal Co.(a)	98,500	5,057,975
Fossil, Inc.*	50,500	4,878,300
Mitsubishi Corp. (Japan)	653,700	12,311,694
Mitsui & Co. Ltd. (Japan)	647,600	9,129,917
W.W. Grainger, Inc.	20,500	4,612,090

		42,236,178

Diversified Financial Services — 0.5%
CBOE Holdings, Inc.	26,400	975,216
Deutsche Boerse AG (Germany)	90,156	5,459,955
Discover Financial Services	76,300	3,421,292
E*TRADE Financial Corp.*	134,600	1,441,566
Financial Engines, Inc.(a)	24,100	872,902
GAM Holding AG (Switzerland)*	400,080	6,764,230
IntercontinentalExchange, Inc.*(a)	39,600	6,457,572
Invesco Ltd. (Bermuda)	517,300	14,981,008

		40,373,741

Diversified Operations
China Merchants Holdings International Co. Ltd. (Hong Kong)	52,000	171,268
Wharf Holdings Ltd. (The) (Hong Kong)	86,000	769,112

		940,380

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electric — 0.9%
Adani Power Ltd. (India)*	80,355	$60,257
Calpine Corp.*	428,100	8,818,860
China Resources Power Holdings Co. Ltd. (Hong Kong)	42,000	125,808
CMS Energy Corp.	152,200	4,252,468
Dominion Resources, Inc.	97,100	5,649,278
EDP - Energias do Brasil SA (Brazil)	20,500	128,838
Enel SpA (Italy)	43,460	141,836
Energy Development Corp. (Philippines)	799,900	126,450
Exelon Corp.	202,200	6,971,856
GDF Suez (France)	375,360	7,226,974
Glow Energy PCL (Thailand)	33,400	84,683
MDU Resources Group, Inc.	86,900	2,171,631
NRG Energy, Inc.	477,633	12,652,498
NTPC Ltd. (India)	13,000	34,004
PG&E Corp.	325,100	14,476,703
PNM Resources, Inc.	67,200	1,565,088
PPL Corp.	6,100	190,991
Qatar Electricity & Water Co. (Qatar)	3,230	122,868
RWE AG (Germany)	390	14,535
SSE PLC (United Kingdom)	687,409	15,500,204
Tenaga Nasional Bhd (Malaysia)	28,200	65,589
Terna Rete Elettrica Nazionale SpA (Italy)	28,984	120,005
Transmissora Alianca de Energia Eletrica SA (Brazil)	4,300	47,602
UNS Energy Corp.	1,800	88,092

		80,637,118

Electronic Components & Equipment — 1.4%
Advanced Energy Industries, Inc.*	57,500	1,052,250
Agilent Technologies, Inc.	141,100	5,921,967
AVX Corp.	56,300	669,970
Belden, Inc.	14,250	736,013
Crompton Greaves Ltd. (India)	7,451	12,891
CyberOptics Corp.*	9,400	52,828
Cymer, Inc.*	7,000	672,700
Emerson Electric Co.(a)	48,800	2,726,456
Energizer Holdings, Inc.	92,529	9,227,917
General Cable Corp.*	12,100	443,223
Gentex Corp.	14,600	292,146
Hamamatsu Photonics KK (Japan)	185,400	7,354,582
Honeywell International, Inc.	253,200	19,078,620
Hosiden Corp. (Japan)	134,000	788,144
Hubbell, Inc. (Class B Stock)	9,100	883,701
Koninklijke Philips Electronics NV (Netherlands)	259,542	7,680,263
Legrand SA (France)	210,051	9,160,046
Mettler-Toledo International, Inc.*	5,100	1,087,422
Mitsubishi Electric Corp. (Japan)	1,068,000	8,688,131
Nikon Corp. (Japan)	223,400	5,262,463
Nippon Electric Glass Co. Ltd. (Japan)	517,000	2,581,463
Plexus Corp.*	33,100	804,661
Samsung Electronics Co. Ltd. (South Korea)	10,699	14,583,062
Thermo Fisher Scientific, Inc.	161,700	12,368,433
Trimble Navigation Ltd.*(a)	75,400	2,258,984
Tyco International Ltd. (Switzerland)	144,800	4,633,600
Venture Corp. Ltd. (Singapore)	337,000	2,354,795

		121,376,731

	Shares	Value
COMMON STOCKS (Continued)
Energy–Alternate Sources
China Longyuan Power Group Corp. (China) (Class H Stock)	205,000	$186,597

Engineering & Construction — 0.4%
ABB Ltd. (Switzerland)*	296,999	6,698,355
Aegion Corp.*	55,400	1,282,510
Airports of Thailand PCL (Thailand)	11,700	48,941
Bouygues SA (France)	189,931	5,151,695
Carillion PLC (United Kingdom)	1,018,522	4,214,115
Cheung Kong Infrastructure Holdings Ltd. (Bermuda)	16,000	109,951
Fraport AG Frankfurt Airport Services Worldwide (Germany)	2,853	159,908
GMR Infrastructure Ltd. (India)*	192,919	77,175
IRB Infrastructure Developers Ltd. (India)	36,368	76,151
Jacobs Engineering Group, Inc.*(a)	11,200	629,888
Jaiprakash Associates Ltd. (India)	64,457	78,019
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	1,687	85,088
Malaysia Airports Holdings Bhd (Malaysia)	58,900	110,134
McDermott International, Inc. (Panama)*	270,700	2,974,993
Sarana Menara Nusantara Tbk PT (Indonesia)*	27,500	67,919
SembCorp Industries Ltd. (Singapore)	2,071,911	8,699,576
Vinci SA (France)	7,059	318,013
WorleyParsons Ltd. (Australia)	110,157	2,848,621

		33,631,052

Entertainment & Leisure — 0.2%
Carnival Corp. (Panama)	388,200	13,315,260
Madison Square Garden Co. (The) (Class A Stock)*	35,775	2,060,640
Nintendo Co. Ltd. (Japan)	8,000	864,780
Royal Caribbean Cruises Ltd. (Liberia)	40,700	1,352,054
Vail Resorts, Inc.	6,200	386,384

		17,979,118

Environmental Control — 0.3%
Alent PLC (United Kingdom)*	746,963	4,285,677
Clean Harbors, Inc.*(a)	34,400	1,998,296
Covanta Holding Corp.	57,400	1,156,610
NMDC Ltd. (India)	157,940	399,040
Premier Royalty, Inc. (Canada)*(a)	203,800	327,011
Stericycle, Inc.*	114,000	12,104,520
Waste Connections, Inc.(a)	58,875	2,118,323

		22,389,477

Farming & Agriculture — 0.2%
Altria Group, Inc.	258,700	8,896,693
Archer-Daniels-Midland Co.	294,500	9,933,485

		18,830,178

Financial Services — 2.9%
American Express Co.	223,600	15,084,056
Ameriprise Financial, Inc.	159,600	11,754,540
BankUnited, Inc.	46,500	1,191,330
BM&FBOVESPA SA (Brazil)	754,900	5,076,873
Capitol Federal Financial, Inc.	133,500	1,611,345
Citigroup, Inc.	831,331	36,778,083
CME Group, Inc.	139,800	8,582,322
Eaton Vance Corp.(a)	35,600	1,489,148
Franklin Resources, Inc.	60,700	9,154,167

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Financial Services (cont’d.)
Goldman Sachs Group, Inc. (The)	112,200	$16,510,230
Heartland Payment Systems, Inc.(a)	29,270	965,032
Interactive Brokers Group, Inc. (Class A Stock)	50,900	758,919
JPMorgan Chase & Co.	1,547,968	73,466,561
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	867,100	4,543,760
Morgan Stanley	744,600	16,366,308
National Financial Partners Corp.*(a)	35,300	791,779
Raymond James Financial, Inc.	32,120	1,480,732
State Street Corp.	293,700	17,354,733
Stifel Financial Corp.*(a)	22,600	783,542
TD Ameritrade Holding Corp.(a)	279,000	5,752,980
Visa, Inc. (Class A Stock)	126,900	21,552,696
Waddell & Reed Financial, Inc. (Class A Stock)	42,300	1,851,894

		252,901,030

Financial–Bank & Trust — 3.2%
Australia & New Zealand Banking Group Ltd. (Australia)	604,100	18,016,818
Banco Santander Brasil SA (Brazil), ADS	960,600	6,973,956
Bank of America Corp.	711,291	8,663,524
Bank of Yokohama Ltd. (The) (Japan)	696,000	4,038,035
Barclays PLC (United Kingdom), ADR(a)	1,042,000	18,505,920
Capital One Financial Corp.	349,600	19,210,520
City National Corp.(a)	11,800	695,138
Close Brothers Group PLC (United Kingdom)	152,440	2,436,705
Commerce Bancshares, Inc.(a)	29,442	1,202,117
Credit Suisse Group AG (Switzerland)*	368,390	9,666,696
DBS Group Holdings Ltd. (Singapore)	802,862	10,391,298
Deutsche Bank AG (Germany)	111,923	4,363,608
East West Bancorp, Inc.	43,700	1,121,779
Erste Group Bank AG (Austria)*	63,872	1,779,135
Essa Bancorp, Inc.	56,900	616,796
First Defiance Financial Corp.	38,100	888,492
Glacier Bancorp, Inc.	53,200	1,009,736
Intesa Sanpaolo SpA (Italy)	3,786,102	5,542,389
Louisiana Bancorp, Inc.*	33,335	581,029
Macquarie Group Ltd. (Australia)	250,691	9,752,287
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,649,600	9,952,426
Nordea Bank AB (Sweden)	584,881	6,623,784
Northern Trust Corp.	249,900	13,634,544
PNC Financial Services Group, Inc.	299,400	19,910,100
Popular, Inc. (Puerto Rico)*(a)	41,320	1,140,845
Sandy Spring Bancorp, Inc.	47,200	948,720
Standard Chartered PLC (United Kingdom)	741,047	19,181,219
Swedbank AB (Sweden) (Class A Stock)	494,468	11,245,238
TCF Financial Corp.(a)	119,620	1,789,515
U.S. Bancorp	749,300	25,423,749
Wells Fargo & Co.	1,103,324	40,811,955
Westamerica Bancorporation(a)	21,500	974,595
Zions Bancorporation(a)	176,900	4,420,731

		281,513,399

Food — 1.9%
Compass Group PLC (United Kingdom)	724,842	9,256,981
Fresh Market, Inc. (The)*(a)	36,900	1,578,213
General Mills, Inc.	393,100	19,383,761

	Shares	Value
COMMON STOCKS (Continued)
Food (cont’d.)
Kellogg Co.	285,000	$18,362,550
Kraft Foods Group, Inc.	52,228	2,691,309
Kroger Co. (The)	402,200	13,328,908
Mondelez International, Inc. (Class A Stock)	286,185	8,760,123
Nestle SA (Switzerland)	553,638	40,037,131
Senomyx, Inc.*	230,900	487,199
Tesco PLC (United Kingdom)	3,397,745	19,698,382
Tootsie Roll Industries, Inc.(a)	18,174	543,595
TreeHouse Foods, Inc.*	14,700	957,705
Unilever PLC (United Kingdom)	513,075	21,703,931
Whole Foods Market, Inc.	121,600	10,548,800

		167,338,588

Healthcare Services — 0.6%
Aetna, Inc.	36,900	1,886,328
Covance, Inc.*	20,600	1,530,992
HCA Holdings, Inc.	154,800	6,289,524
Miraca Holdings, Inc. (Japan)	139,600	6,708,965
Quest Diagnostics, Inc.	76,200	4,301,490
UnitedHealth Group, Inc.	400,200	22,895,442
WellPoint, Inc.	136,300	9,027,149

		52,639,890

Home Builders — 0.2%
Lennar Corp. (Class A Stock)	122,400	5,077,152
Persimmon PLC (United Kingdom)	760,960	12,360,267

		17,437,419

Home Furnishings — 0.1%
Harman International Industries, Inc.	64,300	2,869,709
Tempur-Pedic International, Inc.*(a)	31,200	1,548,456

		4,418,165

Hotels & Motels — 0.3%
Choice Hotels International, Inc.	27,800	1,176,218
Las Vegas Sands Corp.	300,700	16,944,445
Marriott International, Inc. (Class A Stock)	12,100	510,983
MGM Resorts International*	40,931	538,243
Shangri-La Asia Ltd. (Bermuda)	130,000	255,262
Starwood Hotels & Resorts Worldwide, Inc.	170,500	10,865,965

		30,291,116

Industrial Products
Culp, Inc.	51,600	820,956

Insurance — 2.8%
AIA Group Ltd. (Hong Kong)	2,177,400	9,573,435
Allianz SE (Germany)	74,723	10,148,313
Allstate Corp. (The)	471,000	23,111,970
AXA SA (France)	900,844	15,485,205
Berkshire Hathaway, Inc. (Class B Stock)*	195,500	20,371,100
Brown & Brown, Inc.	37,300	1,195,092
Challenger Ltd. (Australia)	643,758	2,591,785
Chubb Corp. (The)	164,800	14,424,944
Employers Holdings, Inc.	27,700	649,565
First American Financial Corp.(a)	63,400	1,621,138
Fortegra Financial Corp.*	400	3,504
HCC Insurance Holdings, Inc.	26,500	1,113,795
Infinity Property & Casualty Corp.	14,500	814,900
ING Groep NV (Netherlands), CVA*	322,010	2,285,507
Kemper Corp.	43,600	1,421,796
Loews Corp.	145,800	6,425,406
Markel Corp.*(a)	2,700	1,359,450

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Marsh & McLennan Cos., Inc.	496,300	$18,844,511
Meadowbrook Insurance Group, Inc.	147,300	1,038,465
MetLife, Inc.	564,600	21,466,092
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	70,660	13,215,010
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	700,500	5,448,942
Platinum Underwriters Holdings Ltd. (Bermuda)	18,400	1,026,904
ProAssurance Corp.	26,400	1,249,512
Progressive Corp. (The)	501,800	12,680,486
Prudential PLC (United Kingdom)	328,569	5,316,974
QBE Insurance Group Ltd. (Australia)	309,576	4,376,613
Selective Insurance Group, Inc.	42,400	1,018,024
Sony Financial Holdings, Inc. (Japan)	433,100	6,477,751
StanCorp Financial Group, Inc.	22,000	940,720
State Auto Financial Corp.	30,800	536,536
Storebrand ASA (Norway)*	1,004,268	3,897,916
Sun Life Financial, Inc. (Canada)	251,400	6,860,076
Swiss Life Holding AG (Switzerland)*	40,093	5,942,363
W.R. Berkley Corp.	39,400	1,748,178
White Mountains Insurance Group Ltd. (Bermuda)	2,900	1,644,648
XL Group PLC (Ireland)	667,700	20,231,310

		246,557,936

Internet Services — 2.0%
Amazon.com, Inc.*	124,900	33,284,601
Baidu, Inc. (Cayman Islands), ADR*(a)	55,300	4,849,810
eBay, Inc.*	332,600	18,033,572
Equinix, Inc.*(a)	8,100	1,752,111
Facebook, Inc. (Class A Stock)*	222,100	5,681,318
Google, Inc. (Class A Stock)*	80,700	64,078,221
Groupon, Inc.*(a)	265,600	1,625,472
Kakaku.com, Inc. (Japan)	324,400	8,167,089
LinkedIn Corp. (Class A Stock)*	5,500	968,330
Netflix, Inc.*(a)	30,300	5,739,123
Opentable, Inc.*(a)	17,500	1,102,150
priceline.com, Inc.*	21,900	15,065,667
Rackspace Hosting, Inc.*(a)	12,500	631,000
Tencent Holdings Ltd. (Cayman Islands)	167,700	5,363,820
TIBCO Software, Inc.*	54,300	1,097,946
VeriSign, Inc.*(a)	129,100	6,103,848

		173,544,078

Machinery & Equipment — 0.5%
Applied Industrial Technologies, Inc.	24,100	1,084,500
Babcock & Wilcox Co. (The)	77,650	2,206,037
Caterpillar, Inc.	50,400	4,383,288
Cummins, Inc.	150,000	17,371,500
Deere & Co.	102,400	8,804,352
Gardner Denver, Inc.	8,000	600,880
iRobot Corp.*(a)	53,700	1,377,942
Joy Global, Inc.	5,000	297,600
Middleby Corp.*	9,670	1,471,291
Nordson Corp.	22,000	1,450,900
Stanley Black & Decker, Inc.	58,000	4,696,260
Toshiba Machine Co. Ltd. (Japan)	206,000	1,017,507

		44,762,057

	Shares	Value
COMMON STOCKS (Continued)
Manufacturing — 1.9%
3M Co.	280,700	$29,841,217
A.O. Smith Corp.(a)	17,450	1,283,797
Actuant Corp. (Class A Stock)(a)	40,700	1,246,234
CLARCOR, Inc.	23,600	1,236,168
Danaher Corp.	457,800	28,452,270
EnPro Industries, Inc.*(a)	36,900	1,888,173
General Electric Co.	2,667,400	61,670,288
Harsco Corp.	42,700	1,057,679
Ingersoll-Rand PLC (Ireland)	143,320	7,884,033
John Bean Technologies Corp.	44,524	923,873
Koppers Holdings, Inc.	30,700	1,350,186
Myers Industries, Inc.	71,800	1,002,328
Pall Corp.	18,500	1,264,845
Parker Hannifin Corp.(a)	97,100	8,892,418
Siemens AG (Germany)	121,881	13,128,314
Textron, Inc.	182,000	5,425,420
Vesuvius PLC (United Kingdom)	550,864	2,951,311

		169,498,554

Media — 1.5%
Charter Communications, Inc. (Class A Stock)*	15,100	1,573,118
Comcast Corp. (Class A Stock)	461,600	19,391,816
DIRECTV*	100,900	5,711,949
Discovery Communications, Inc. (Class C Stock)*	101,526	7,060,118
DISH Network Corp. (Class A Stock)	12,100	458,590
FactSet Research Systems, Inc.(a)	12,500	1,157,500
Informa PLC (United Kingdom)	809,641	6,477,079
Liberty Global, Inc. (Class A Stock)*(a)	43,232	3,173,229
Liberty Media Corp.*	21,900	2,444,697
McGraw-Hill Cos., Inc. (The)	42,200	2,197,776
News Corp. (Class A Stock)	505,100	15,415,652
Television Broadcasts Ltd. (Hong Kong)	447,300	3,393,235
Time Warner Cable, Inc.	154,290	14,821,097
Time Warner, Inc.	202,633	11,675,713
Viacom, Inc. (Class B Stock)	158,300	9,746,531
Walt Disney Co. (The)	429,300	24,384,240

		129,082,340

Medical Supplies & Equipment — 1.1%
Baxter International, Inc.	181,700	13,198,688
C.R. Bard, Inc.	34,300	3,456,754
Covidien PLC (Ireland)	151,250	10,260,800
DENTSPLY International, Inc.	250,100	10,609,242
Edwards Lifesciences Corp.*	47,500	3,902,600
Elekta AB (Sweden) (Class B Stock)(a)	584,910	8,881,516
Fresenius SE & Co. KGaA (Germany)	114,435	14,124,681
Henry Schein, Inc.*	19,500	1,804,725
Intuitive Surgical, Inc.*	5,600	2,750,664
Sonova Holding AG (Switzerland)*	46,271	5,551,740
STERIS Corp.	23,900	994,479
Stryker Corp.	184,700	12,049,828
Thoratec Corp.*	23,900	896,250
Zimmer Holdings, Inc.	106,200	7,988,364

		96,470,331

Metals & Mining — 2.0%
African Rainbow Minerals Ltd. (South Africa)	17,360	357,421
Agnico-Eagle Mines Ltd. (Canada), (NYSE)	28,600	1,173,744
Agnico-Eagle Mines Ltd. (Canada), (XTSE)	139,200	5,709,961

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Alacer Gold Corp. (Canada)*	146,600	$591,682
Allied Nevada Gold Corp.*(a)	40,400	664,984
AMCOL International Corp.	31,000	935,890
Anglo American PLC (United Kingdom)	54,252	1,394,776
Antofagasta PLC (United Kingdom)	251,224	3,756,164
ArcelorMittal (Luxembourg)	57,092	735,495
AuRico Gold, Inc. (Canada)*	39,177	246,821
Barrick Gold Corp. (Canada)	105,500	3,101,700
BHP Billiton Ltd. (Australia)	579,290	19,803,034
BHP Billiton PLC (United Kingdom)	342,984	9,980,009
Carpenter Technology Corp.	34,900	1,720,221
Centamin PLC (United Kingdom)*	566,974	426,008
Centerra Gold, Inc. (Canada)	50,400	300,162
Cliffs Natural Resources, Inc.(a)	52,100	990,421
Cloud Peak Energy, Inc.*	57,200	1,074,216
Compass Minerals International, Inc.(a)	2,600	205,140
CONSOL Energy, Inc.	31,600	1,063,340
Eastern Platinum Ltd. (Canada)*	1,426,500	203,615
Eldorado Gold Corp. (Canada), (NYSE)	102,100	973,013
Eldorado Gold Corp. (Canada), (XTSE)	163,200	1,559,947
First Quantum Minerals Ltd. (Canada)	24,900	473,562
Franco-Nevada Corp. (Canada)	40,600	1,853,248
Freeport-McMoRan Copper & Gold, Inc.	354,590	11,736,929
Fresnillo PLC (United Kingdom)	87,810	1,809,222
Glencore International PLC (United Kingdom)(a)	272,934	1,476,787
Goldcorp, Inc. (Canada)	92,000	3,093,960
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	226,500	914,879
Haynes International, Inc.	24,100	1,332,730
Hitachi Metals Ltd. (Japan)	72,000	689,878
Hyundai Steel Co. (South Korea)	11,721	859,953
Iluka Resources Ltd. (Australia)	89,370	878,382
Impala Platinum Holdings Ltd. (South Africa)	76,383	1,126,394
Jindal Steel & Power Ltd. (India)	62,590	401,734
Kobe Steel Ltd. (Japan)*	891,000	1,048,890
Lonmin PLC (United Kingdom)*	217,086	959,542
MAG Silver Corp. (Canada)*	57,500	545,651
Mining & Metallurgical Co. Norilsk Nickel OJSC (Russia), ADR	34,163	577,696
Mongolian Mining Corp. (Cayman Islands)*	568,500	208,986
New Gold, Inc. (Canada)*	58,200	529,377
Newcrest Mining Ltd. (Australia)	85,356	1,786,852
Newmont Mining Corp.	183,800	7,699,382
Nippon Steel & Sumitomo Metal Corp. (Japan)	558,000	1,421,275
Novolipetsk Steel OJSC (Russia), GDR	18,429	289,735
Nucor Corp.	186,700	8,616,205
Orica Ltd. (Australia)	17,424	445,396
PanAust Ltd. (Australia)	127,239	331,126
Peabody Energy Corp.	16,200	342,630
Petra Diamonds Ltd. (Bermuda)*	480,345	926,926
Platinum Group Metals Ltd. (Canada)*	810,300	1,140,650
Polymetal International PLC (United Kingdom)	39,839	524,524
Precision Castparts Corp.	75,200	14,259,424
Rio Tinto Ltd. (Australia)	205,193	12,307,874
Rio Tinto PLC (United Kingdom)	75,223	3,526,096
Royal Bafokeng Platinum Ltd. (South Africa)*	57,131	335,506
Royal Gold, Inc.	10,100	717,403

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Sandstorm Gold Ltd. (Canada)*(a)	77,500	$733,917
Silver Wheaton Corp. (Canada)	54,500	1,708,575
Southern Copper Corp.	4,000	150,280
SSAB AB (Sweden) (Class A Stock)(a)	686,967	5,235,098
Steel Dynamics, Inc.	94,300	1,496,541
Stillwater Mining Co.*(a)	72,000	930,960
Sumitomo Metal Mining Co. Ltd. (Japan)	28,000	398,038
Tahoe Resources, Inc. (Canada)*(a)	39,500	694,852
Teck Resources Ltd. (Canada) (Class B Stock)	12,800	360,368
Tenaris SA (Luxembourg), ADR	8,400	342,552
Tung Ho Steel Enterprise Corp. (Taiwan)	331,000	316,487
Turquoise Hill Resources Ltd. (Canada)*	48,900	311,004
Umicore SA (Belgium)	132,460	6,222,115
Usinas Siderurgicas de Minas Gerais SA (Brazil)	117,800	654,072
Vale SA (Brazil), ADR(a)	140,500	2,429,245
Vedanta Resources PLC (United Kingdom)	25,354	387,169
Vulcan Materials Co.	57,000	2,946,900
Western Areas NL (Australia)	66,083	236,519
Westmoreland Coal Co.*(a)	65,900	748,624
Xstrata PLC (United Kingdom)	117,835	1,912,202
Zijin Mining Group Co. Ltd. (China) (Class H Stock)	2,366,000	784,264

		171,156,350

Office Equipment — 0.1%
Canon, Inc. (Japan)	185,150	6,804,261
Herman Miller, Inc.	39,400	1,090,198

		7,894,459

Oil & Gas — 6.3%
Anadarko Petroleum Corp.	174,260	15,239,037
Apache Corp.	204,200	15,756,072
Baker Hughes, Inc.	69,240	3,213,428
Beach Energy Ltd. (Australia)	4,585,768	6,776,383
Beijing Enterprises Holdings Ltd. (Hong Kong)	18,000	138,829
BG Group PLC (United Kingdom)	611,975	10,498,226
Bill Barrett Corp.*(a)	17,900	362,833
BP PLC (United Kingdom), ADR	87,400	3,701,390
Cabot Oil & Gas Corp.	55,000	3,718,550
Cameron International Corp.*	151,500	9,877,800
CenterPoint Energy, Inc.	408,400	9,785,264
Centrica PLC (United Kingdom)	52,580	293,767
Chesapeake Utilities Corp.	22,900	1,123,245
Chevron Corp.	561,022	66,660,634
China Oilfield Services Ltd. (China) (Class H Stock)	3,504,000	7,364,608
Cimarex Energy Co.	83,121	6,270,648
Cobalt International Energy, Inc.*(a)	18,900	532,980
Concho Resources, Inc.*	24,200	2,357,806
ConocoPhillips	144,900	8,708,490
Contango Oil & Gas Co.	29,600	1,186,664
Delek US Holdings, Inc.	7,700	303,842
Devon Energy Corp.	141,400	7,977,788
Diamond Offshore Drilling, Inc.(a)	6,000	417,360
Enagas SA (Spain)	1,453	33,833
Energy XXI Bermuda Ltd. (Bermuda)	20,600	560,732
Eni SpA (Italy)	548,826	12,332,615

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
ENN Energy Holdings Ltd. (Cayman Islands)	22,000	$121,842
Ensco PLC (United Kingdom) (Class A Stock)	9,500	570,000
EOG Resources, Inc.	3,500	448,245
EQT Corp.	84,300	5,711,325
Exterran Holdings, Inc.*(a)	72,500	1,957,500
Exxon Mobil Corp.	1,324,612	119,360,787
FMC Technologies, Inc.*	183,836	9,998,840
Forum Energy Technologies, Inc.*	12,400	356,624
GAIL India Ltd. (India)	2,009	11,777
GeoMet, Inc.*	85,400	12,383
Goodrich Petroleum Corp.*(a)	41,200	644,780
Halliburton Co.	12,300	497,043
Hercules Offshore, Inc.*	10,500	77,910
Hess Corp.	224,600	16,083,606
Hollyfrontier Corp.	47,360	2,436,672
Laredo Petroleum Holdings, Inc.*	16,000	292,640
Marathon Petroleum Corp.	3,800	340,480
Matador Resources Co.*	21,500	190,490
Murphy Oil Corp.	60,500	3,855,665
National Grid PLC (United Kingdom)	1,042,993	12,123,587
Noble Corp. (Switzerland)	251,900	9,609,985
Northern Oil and Gas, Inc.*	94,900	1,364,662
NovaTek OAO (Russia), GDR	3,670	371,659
Occidental Petroleum Corp.	113,900	8,926,343
Ophir Energy PLC (United Kingdom)*	90,038	633,559
Origin Energy Ltd. (Australia)	12,182	169,542
Painted Pony Petroleum Ltd. (Canada)*	6,400	64,198
PDC Energy, Inc.*	7,300	361,861
Petroleo Brasileiro SA (Brazil), ADR(a)	222,200	4,032,930
Phillips 66	276,550	19,350,203
Pioneer Natural Resources Co.	73,100	9,082,675
QEP Resources, Inc.	15,700	499,888
Range Resources Corp.	94,200	7,633,968
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR(a)	421,500	28,164,630
Royal Dutch Shell PLC (United Kingdom), ADR	8,400	547,344
Saipem SpA (Italy)	123,602	3,800,969
Salamander Energy PLC (United Kingdom)*	91,305	288,289
Santos Ltd. (Australia)	18,954	246,194
Schlumberger Ltd. (Curacao)	447,415	33,506,909
Sempra Energy	53,600	4,284,784
SM Energy Co.	12,700	752,094
Southwestern Energy Co.*	223,800	8,338,788
Statoil ASA (Norway)	586,768	14,185,103
Subsea 7 SA (Luxembourg)	30,728	718,122
Superior Energy Services, Inc.*	37,181	965,591
Talisman Energy, Inc. (Canada)	143,700	1,760,325
Tokyo Gas Co. Ltd. (Japan)	15,000	81,083
Trican Well Service Ltd. (Canada)	34,000	498,696
Tullow Oil PLC (United Kingdom)	39,628	741,222
Valero Energy Corp.	305,200	13,883,548
Whiting Petroleum Corp.*	39,700	2,018,348
WPX Energy, Inc.*(a)	332,800	5,331,456

		552,499,988

Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	22,362	1,178,254

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
International Paper Co.	233,100	$10,857,798

		12,036,052

Pharmaceuticals — 4.6%
Abbott Laboratories	472,700	16,695,764
AbbVie, Inc.	648,000	26,425,440
Alkermes PLC (Ireland)*	70,400	1,669,184
Allergan, Inc.	87,000	9,711,810
AmerisourceBergen Corp.	108,700	5,592,615
Astellas Pharma, Inc. (Japan)	221,500	11,953,663
Bayer AG (Germany)	277,015	28,574,318
BioMarin Pharmaceutical, Inc.*	6,000	373,560
Eli Lilly & Co.	257,800	14,640,462
Express Scripts Holding Co.*	322,788	18,608,728
GlaxoSmithKline PLC (United Kingdom)	9,997	233,698
GlaxoSmithKline PLC (United Kingdom), ADR	631,400	29,618,974
Idenix Pharmaceuticals, Inc.*(a)	261,300	930,228
Isis Pharmaceuticals, Inc.*(a)	93,700	1,587,278
Johnson & Johnson(a)	657,146	53,577,113
McKesson Corp.	120,105	12,966,536
Merck & Co., Inc.	910,089	40,253,236
Neurocrine Biosciences, Inc.*	140,900	1,710,526
Onyx Pharmaceuticals, Inc.*	15,700	1,395,102
Pacira Pharmaceuticals, Inc.*(a)	48,600	1,402,596
Pfizer, Inc.	2,105,174	60,755,322
Pharmacyclics, Inc.*(a)	35,300	2,838,473
Roche Holding AG (Switzerland)	70,443	16,399,350
Sanofi (France)	306,678	31,162,340
Takeda Pharmaceutical Co. Ltd. (Japan)	184,400	10,101,940
Theravance, Inc.*(a)	59,200	1,398,304
Zoetis, Inc.	27,700	925,180

		401,501,740

Pipelines — 0.3%
APA Group (Australia)	18,500	115,105
Enbridge, Inc. (Canada)	8,400	391,121
Spectra Energy Corp.	347,600	10,688,700
TransCanada Corp. (Canada)	600	28,646
Williams Cos., Inc. (The)	453,200	16,976,872

		28,200,444

Printing & Publishing
Consolidated Graphics, Inc.*	13,560	530,196

Real Estate — 0.4%
Aliansce Shopping Centers SA (Brazil)	21,700	255,256
BR Malls Participacoes SA (Brazil)	19,200	240,291
CapitaMalls Asia Ltd. (Singapore)	354,000	587,308
China Resources Land Ltd. (Cayman Islands)	226,000	633,684
Forest City Enterprises, Inc. (Class A Stock)*	69,600	1,236,792
Global Logistic Properties Ltd. (Singapore)	246,000	522,422
Goldcrest Co. Ltd. (Japan)	45,440	1,133,506
Hang Lung Properties Ltd. (Hong Kong)	268,000	1,003,354
Hongkong Land Holdings Ltd. (Bermuda)	106,000	785,460
Howard Hughes Corp. (The)*	12,300	1,030,863
Hufvudstaden AB (Sweden) (Class A Stock)	41,532	521,337
Hysan Development Co. Ltd. (Hong Kong)	80,000	404,998
Iguatemi Empresa de Shopping Centers SA (Brazil)	15,900	200,171

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate (cont’d.)
Kerry Properties Ltd. (Bermuda)	1,487,000	$6,619,201
Mitsubishi Estate Co. Ltd. (Japan)	56,000	1,586,334
Mitsui Fudosan Co. Ltd. (Japan)	307,000	8,767,097
Norwegian Property ASA (Norway)	122,770	192,749
PDG Realty SA Empreendimentos e Participacoes (Brazil)	1,227,300	1,913,149
PSP Swiss Property AG (Switzerland)	8,508	775,247
St. Joe Co. (The)*(a)	67,900	1,442,875
Sun Hung Kai Properties Ltd. (Hong Kong)	95,000	1,281,976

		31,134,070

Real Estate Investment Trusts — 2.1%
Acadia Realty Trust	11,100	308,247
Alexandria Real Estate Equities, Inc.	15,200	1,078,896
American Campus Communities, Inc.	15,700	711,838
American Tower Corp.	243,635	18,740,404
AvalonBay Communities, Inc.	79,500	10,070,265
BioMed Realty Trust, Inc.	12,500	270,000
Boston Properties, Inc.	53,400	5,396,604
BRE Properties, Inc.	34,600	1,684,328
Brookfield Canada Office Properties (Canada)	35,900	998,705
Camden Property Trust	40,400	2,774,672
Canadian Real Estate Investment Trust (Canada)	10,700	473,566
CapitaCommercial Trust (Singapore)	159,000	203,642
CapitaMall Trust (Singapore)	450,000	759,530
CBL & Associates Properties, Inc.	31,100	733,960
CFS Retail Property Trust (Australia)	449,061	941,361
Charter Hall Retail (Australia)	214,951	876,601
DCT Industrial Trust, Inc.	104,500	773,300
Derwent London PLC (United Kingdom)	15,558	508,726
Digital Realty Trust, Inc.(a)	3,200	214,112
Douglas Emmett, Inc.	77,300	1,927,089
Duke Realty Corp.	90,700	1,540,086
EastGroup Properties, Inc.	30,100	1,751,820
Equity One, Inc.	15,400	369,138
Equity Residential	50,100	2,758,506
Essex Property Trust, Inc.	13,100	1,972,598
Eurocommercial Properties NV (Netherlands)	7,953	291,106
Federal Realty Investment Trust	21,100	2,279,644
Frontier Real Estate Investment Corp. (Japan)	30	342,715
Gecina SA (France)	6,225	722,308
General Growth Properties, Inc.	324,400	6,449,072
GLP J-Reit (Japan)	394	423,152
Great Portland Estates PLC (United Kingdom)	41,757	314,638
Hammerson PLC (United Kingdom)	59,683	446,083
Healthcare Realty Trust, Inc.	53,900	1,530,221
Highwoods Properties, Inc.(a)	23,500	929,895
Host Hotels & Resorts, Inc.(a)	64,100	1,121,109
Kilroy Realty Corp.	34,400	1,802,560
Kimco Realty Corp.(a)	100,800	2,257,920
Klepierre (France)	7,429	291,829
Land Securities Group PLC (United Kingdom)	37,379	470,837
LaSalle Hotel Properties	42,400	1,076,112
Macerich Co. (The)	45,300	2,916,414
Mapletree Industrial Trust (Singapore)	656,000	743,081

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Nippon Accommodations Fund, Inc. (Japan)	125	$1,058,444
Nippon Prologis REIT, Inc. (Japan)*	45	489,988
Pebblebrook Hotel Trust	20,000	515,800
Plum Creek Timber Co., Inc.(a)	24,400	1,273,680
Post Properties, Inc.	4,200	197,820
Potlatch Corp.	30,360	1,392,310
ProLogis, Inc.	81,400	3,254,372
PS Business Parks, Inc.	6,800	536,656
Public Storage	41,058	6,253,955
Regency Centers Corp.	63,700	3,370,367
Saul Centers, Inc.	2,300	100,602
Shaftesbury PLC (United Kingdom)	76,541	676,289
Simon Property Group, Inc.	168,761	26,758,744
SL Green Realty Corp.(a)	90,918	7,828,949
Stockland (Australia)	127,875	488,016
Taubman Centers, Inc.	16,000	1,242,560
Terreno Realty Corp.	10,600	190,588
Unibail-Rodamco SE (France)	41,733	9,720,153
Vornado Realty Trust	164,800	13,783,872
Weingarten Realty Investors(a)	80,330	2,534,411
Westfield Group (Australia)	53,631	607,641
Westfield Retail Trust (Australia)	2,485,724	7,825,776
Weyerhaeuser Co.	247,346	7,761,717

		180,109,400

Restaurants — 0.4%
McDonald’s Corp.	159,500	15,900,555
Sonic Corp.*(a)	108,525	1,397,802
Starbucks Corp.	334,300	19,041,728

		36,340,085

Retail & Merchandising — 2.7%
Advance Auto Parts, Inc.	22,700	1,876,155
American Eagle Outfitters, Inc.	59,400	1,110,780
CarMax, Inc.*(a)	516,900	21,554,730
Casey’s General Stores, Inc.(a)	23,000	1,340,900
Chico’s FAS, Inc.	73,700	1,238,160
Chipotle Mexican Grill, Inc.*	29,400	9,580,578
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	174,599	13,702,334
CVS Caremark Corp.	242,776	13,350,252
Dick’s Sporting Goods, Inc.	34,100	1,612,930
Dollar Tree, Inc.*	185,500	8,983,765
FamilyMart Co. Ltd. (Japan)	185,900	8,497,010
Hibbett Sports, Inc.*(a)	6,800	382,636
Home Depot, Inc. (The)	356,700	24,890,526
Kingfisher PLC (United Kingdom)	1,844,751	8,067,089
Kohl’s Corp.	318,400	14,687,792
L Brands, Inc.	104,300	4,658,038
Lojas Renner SA (Brazil)	99,000	3,687,116
Lowe’s Cos., Inc.	187,700	7,117,584
Lululemon Athletica, Inc.*(a)	47,400	2,955,390
Macy’s, Inc.	205,800	8,610,672
Pantry, Inc. (The)*	15,313	190,953
Parkson Retail Group Ltd. (Cayman Islands)	4,377,500	2,609,531
PPR (France)	57,519	12,637,487
PVH Corp.	28,600	3,054,766
Ross Stores, Inc.	107,400	6,510,588
Target Corp.(a)	170,800	11,691,260
Tim Hortons, Inc. (Canada)	76,300	4,144,616
Wal-Mart Stores, Inc.	506,300	37,886,429

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Zhongsheng Group Holdings Ltd. (Channel Islands)	2,953,500	$3,586,593

		240,216,660

Semiconductors — 1.5%
Applied Materials, Inc.	556,600	7,502,968
ASML Holding NV (Netherlands)	88,599	5,959,070
Atmel Corp.*(a)	713,300	4,964,568
Avago Technologies Ltd. (Singapore)	194,300	6,979,256
Broadcom Corp. (Class A Stock)	542,080	18,793,914
BTU International, Inc.*	10,400	23,608
Cree, Inc.*	37,100	2,029,741
Intel Corp.	825,800	18,043,730
Intersil Corp. (Class A Stock)	99,100	863,161
Maxim Integrated Products, Inc.	45,200	1,475,780
Micron Technology, Inc.*	311,900	3,112,762
NVIDIA Corp.	132,900	1,703,778
ON Semiconductor Corp.*	223,810	1,853,147
QUALCOMM, Inc.	581,800	38,951,510
Semtech Corp.*	45,910	1,624,755
Sumco Corp. (Japan)	229,600	2,612,691
Supertex, Inc.	36,100	801,781
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,555,749	8,559,858
Tokyo Electron Ltd. (Japan)	96,200	4,104,305

		129,960,383

Software — 0.1%
Concur Technologies, Inc.*	4,000	274,640
Fidelity National Information Services, Inc.	186,800	7,401,016
Guidewire Software, Inc.*	10,200	392,088
Nuance Communications, Inc.*(a)	101,200	2,042,216

		10,109,960

Telecommunications — 2.8%
Alcatel-Lucent (France)*	1,512,557	2,037,760
America Movil SAB de CV (Mexico) (Class L Stock), ADR(a)	443,300	9,291,568
Aruba Networks, Inc.*(a)	83,780	2,072,717
AT&T, Inc.	1,511,017	55,439,214
Cisco Systems, Inc.	1,607,700	33,617,007
Crown Castle International Corp.*	149,500	10,411,180
Eutelsat Communications SA (France)	135,906	4,791,692
Finisar Corp.*(a)	125,637	1,657,152
Hutchison Telecommunications Hong Kong Holdings Ltd. (Cayman Islands)	2,157,000	1,068,333
Juniper Networks, Inc.*	305,500	5,663,970
Leap Wireless International, Inc.*(a)	149,800	882,322
Motorola Solutions, Inc.	116,000	7,427,480
NII Holdings, Inc.*	67,000	290,110
Nippon Telegraph & Telephone Corp. (Japan)	226,400	9,884,532
Rignet, Inc.*	21,324	531,821
SBA Communications Corp. (Class A Stock)*(a)	19,800	1,425,996
Softbank Corp. (Japan)	183,800	8,467,992
Telecom Italia SpA (Italy)	10,814,540	6,654,078
Telefonica SA (Spain)	541,506	7,281,441
Telstra Corp. Ltd. (Australia)	1,605,260	7,548,076
Verizon Communications, Inc.	779,600	38,317,340

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Vodafone Group PLC (United Kingdom), ADR	997,692	$28,344,430
Ziggo NV (Netherlands)	113,648	3,996,735

		247,102,946

Tobacco — 0.6%
Alliance One International, Inc.*	213,900	832,071
Philip Morris International, Inc.	553,400	51,305,714

		52,137,785

Toys — 0.1%
Hasbro, Inc.(a)	139,500	6,129,630

Transportation — 1.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,243	9,702,256
Asciano Ltd. (Australia)	7,344	42,846
C.H. Robinson Worldwide, Inc.	44,900	2,669,754
Canadian Pacific Railway Ltd. (Canada)	200	26,094
Central Japan Railway Co. (Japan)	118,300	12,499,940
Container Corp. of India (India)	1,112	21,085
CSX Corp.	429,800	10,585,974
East Japan Railway Co. (Japan)	1,600	131,707
Expeditors International of Washington, Inc.	50,900	1,817,639
FedEx Corp.	136,000	13,355,200
Globaltrans Investment PLC (Cyprus)	6,689	106,238
Greenbrier Cos., Inc.*	30,500	692,655
Hutchison Port Holdings Trust (Singapore)	110,000	93,500
J.B. Hunt Transport Services, Inc.	13,200	983,136
Kansas City Southern	21,900	2,428,710
Knight Transportation, Inc.	56,000	901,600
Koninklijke Vopak NV (Netherlands)	2,277	137,270
Nippon Yusen Kabushiki Kaisha (Japan)	259,000	667,548
Toll Holdings Ltd. (Australia)	430,980	2,670,644
Union Pacific Corp.	131,600	18,741,156
United Parcel Service, Inc. (Class B Stock)	190,300	16,346,770
UTi Worldwide, Inc. (British Virgin Islands)	83,300	1,206,184
West Japan Railway Co. (Japan)	2,000	96,221

		95,924,127

Utilities — 0.8%
AES Corp. (The)	1,597,000	20,074,290
American Electric Power Co., Inc.	247,500	12,035,925
DTE Energy Co.	1,400	95,676
E.ON AG (Germany)	622,787	10,873,146
Entergy Corp.	229,000	14,481,960
FirstEnergy Corp.(a)	135,308	5,709,998
Great Plains Energy, Inc.	50,700	1,175,733
OGE Energy Corp.	26,300	1,840,474
Southwest Gas Corp.	34,580	1,641,167
TECO Energy, Inc.(a)	181,700	3,237,894

		71,166,263

Water
Pennon Group PLC (United Kingdom)	8,097	76,648
Suez Environnement Co. (France)	8,866	113,070
United Utilities Group PLC (United Kingdom)	12,233	131,693

		321,411

TOTAL COMMON STOCKS (cost $4,832,802,096)		5,621,655,668

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS — 0.2%
Automobile Manufacturers — 0.2%
General Motors Co., Series B, (PRFC)	16,800	$721,392
Volkswagen AG (Germany) (PRFC)	83,976	16,684,972

		17,406,364

Electric
Cia Energetica de Minas Gerais (Brazil), (PRFC)	7,400	86,826

Financial Services
Ally Financial, Inc., 144A, 7.000%	725	717,025

Metals & Mining
Arcelormittal (Luxembourg), 6.000%	16,963	355,375

TOTAL PREFERRED STOCKS (cost $14,950,581)		18,565,590

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.9%
Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A
4.060%	05/16/16	(g)	Aaa	1,625	1,659,136
Series 2012-SN1, Class A4
0.700%	12/21/15		AAA(d)	2,340	2,339,142
Ally Master Owner Trust,
Series 2012-5, Class A
1.540%	09/15/19		AAA(d)	3,765	3,779,465
American Express Credit Account Master Trust,
Series 2012-5, Class C, 144A
1.070%	05/15/18	(g)	AA(d)	700	705,419
AmeriCredit Automobile Receivables Trust,
Series 2010-2, Class B
2.730%	03/09/15		Aaa	424	425,415
Series 2012-1, Class A3
1.230%	09/08/16		Aaa	550	554,859
Series 2012-5, Class C
1.690%	11/08/18		A+(d)	710	715,121
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A
1.920%	09/20/19	(g)	Aaa	3,415	3,437,594
Cabela’s Master Credit Card Trust,
Series 2012-1A, Class A1, 144A
1.630%	02/18/20	(g)	AAA(d)	2,438	2,494,922
Capital Auto Receivables Asset Trust,
Series 2013-1, Class B
1.290%	04/20/18		Aa1	230	229,785
Series 2013-1, Class C
1.740%	10/22/18		A1	240	239,702
CarMax Auto Owner Trust,
Series 2009-2, Class B
4.650%	08/17/15		AA+(d)	1,335	1,376,540
Series 2012-1, Class A4
1.250%	06/15/17		AAA(d)	1,565	1,588,481
Series 2012-3, Class D
2.290%	04/15/19		Baa1	995	992,206
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.630%	09/15/15		Aaa	41	41,632
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31		B2	23	18,665

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
CIT Equipment Collateral,
Series 2012-VT1, Class A3, 144A
1.100%	08/22/16	(g)	Aaa	1,210	$1,214,389
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2, 144A
4.474%	03/20/43	(g)	BBB-(d)	3,900	3,900,043
CNH Equipment Trust,
Series 2010-C, Class A4
1.750%	05/16/16		Aaa	1,900	1,923,359
Series 2012-D, Class B
1.270%	05/15/20		A2	2,075	2,069,414
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.809%(c)	01/25/34		Caa3	824	644,639
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	(g)	Baa1	4,758	5,339,103
Ford Credit Auto Lease Trust,
Series 2012-A, Class A4
1.030%	04/15/15		Aaa	825	829,561
Series 2012-B, Class B, 144A
1.100%	12/15/15	(g)	Aa2	505	505,312
Series 2012-B, Class C, 144A
1.500%	03/15/17	(g)	A2	625	625,285
Ford Credit Auto Owner Trust,
Series 2009-D, Class D, 144A
8.140%	02/15/16	(g)	Aaa	400	420,667
Ford Credit Floorplan Master Owner Trust,
Series 2012-2, Class A
1.920%	01/15/19		Aaa	1,945	2,003,391
Series 2012-5, Class A
1.490%	09/15/19		Aaa	3,695	3,713,251
Series 2013-1, Class C
1.370%	01/15/18		Aa2	880	879,118
Series 2013-1, Class D
1.820%	01/15/18		A1	380	379,653
GE Capital Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22		Aaa	2,515	2,603,815
Series 2012-6, Class B
1.830%	08/17/20		AA-(d)	4,900	4,981,860
GSAA Home Equity Trust,
Series 2005-MTR1, Class A4
0.574%(c)	10/25/35		B3	2,425	2,203,544
GSAA Trust,
Series 2005-8, Class A3
0.634%(c)	06/25/35		B3	4,824	4,388,631
Huntington Auto Trust,
Series 2011-1A, Class B, 144A
1.840%	01/17/17	(g)	Aaa	120	122,279
Series 2011-1A, Class C, 144A
2.530%	03/15/17	(g)	Aaa	575	589,010
Series 2012-1, Class A4
1.180%	06/15/17		Aaa	2,465	2,496,416
Hyundai Auto Receivables Trust,
Series 2012-A, Class A4
0.950%	12/15/16		Aaa	2,425	2,442,555
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.954%(c)	09/25/35		Baa1	587	549,553

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Nordstrom Private Label Credit Card Master Note Trust,
Series 2011-1A, Class A, 144A
2.280%	11/15/19	(g)	Aaa	3,890	$4,050,198
Sierra Receivables Funding Co. LLC,
Series 2013-1A, Class A, 144A
1.590%	11/20/29	(g)	A(d)	2,485	2,484,576
SMART Trust (Australia),
Series 2011-2USA, Class A3A, 144A
1.540%	03/14/15	(g)	Aaa	734	738,561
Series 2012-2USA, Class A4A, 144A
2.060%	03/14/18	(g)	Aaa	1,205	1,238,972
Series 2012-4US, Class A4A
1.250%	08/14/18		Aaa	995	995,152
Series 2013-1US, Class A4A
1.050%	10/14/18		Aaa	490	488,837
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%	08/25/36		A1	384	390,105
Wheels SPV LLC,
Series 2012-1, Class A3, 144A
1.530%	03/20/21	(g)	AAA(d)	625	633,989
World Omni Auto Receivables Trust,
Series 2011-B, Class A3
0.960%	08/15/16		Aaa	2,180	2,189,385
Series 2012-A, Class B
1.490%	05/15/19		A1	2,415	2,422,302

TOTAL ASSET-BACKED SECURITIES (cost $79,819,622)					81,055,009

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501%	07/10/43		Aaa	84	84,035
Series 2007-1, Class AAB
5.422%	01/15/49		Aaa	2,335	2,428,023
Series 2007-4, Class A4
5.936%(c)	02/10/51		A+(d)	720	834,985
Series 2007-5, Class A4
5.492%	02/10/51		BBB+(d)	5,363	6,151,752
Series 2008-1, Class A4
6.395%(c)	02/10/51		Aaa	5,765	6,907,560
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804%	09/11/42		Aaa	154	159,898
Series 2006-PW12, Class A4
5.718%(c)	09/11/38		Aaa	300	338,414
Series 2007-PW17, Class A4
5.694%(c)	06/11/50		AA+(d)	5,370	6,256,319
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46		Aaa	4,480	5,054,408
Series 2007-C9, Class A4
5.993%(c)	12/10/49		Aaa	3,985	4,669,623
Series 2012-CR3, Class A3
2.822%	11/15/45		Aaa	2,585	2,604,755
FREMF Mortgage Trust,
Series 2012-K22, Class B, 144A
3.687%(c)	08/25/45	(g)	A+(d)	1,235	1,256,594

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-K23, Class B, 144A
3.656%(c)	10/25/45	(g)	NR	2,475	$2,512,398
Series 2012-K711, Class B, 144A
3.563%(c)	08/25/45	(g)	NR	2,105	2,152,091
Series 2013-K24, Class B, 144A
3.502%	11/25/45	(g)	A2	900	893,872
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569%	08/10/42		Aaa	227	226,886
Series 2005-GG3, Class AAB
4.619%	08/10/42		Aaa	39	40,116
Series 2006-GG7, Class A4
5.866%(c)	07/10/38		Aaa	1,775	2,003,920
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38		AAA(d)	1,815	2,006,691
Series 2012-GCJ9, Class A3
2.773%	11/10/45		Aaa	1,910	1,927,135
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42		Aaa	126	130,190
Series 2006-CB15, Class A4
5.814%(c)	06/12/43		Aaa	1,450	1,622,232
Series 2006-LDP9, Class A3
5.336%	05/15/47		Aa3	4,630	5,213,149
Series 2007-C1, Class A4
5.716%	02/15/51		Aa2	2,945	3,409,424
Series 2007-CB18, Class A4
5.440%	06/12/47		Aaa	6,560	7,441,205
Series 2007-CB19, Class A4
5.714%(c)	02/12/49		Aa2	580	668,859
Series 2007-CB20, Class A4
5.794%(c)	02/12/51		Aaa	1,685	1,960,231
Series 2007-LD12, Class A4
5.882%(c)	02/15/51		Aaa	5,038	5,862,217
Series 2012-C8, Class A3
2.829%	10/15/45		AAA(d)	2,455	2,465,756
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.866%(c)	06/15/38		Aaa	2,425	2,750,522
Series 2006-C7, Class A3
5.347%	11/15/38		AAA(d)	861	973,867
Series 2007-C2, Class A3
5.430%	02/15/40		A-(d)	260	292,979
Series 2008-C1, Class AM
6.153%(c)	04/15/41		Baa1	370	436,516
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%(c)	08/12/43		A2	1,310	1,482,152
Series 2007-C1, Class A4
5.850%(c)	06/12/50		BBB+(d)	2,580	2,980,318
Series 2008-C1, Class A4
5.690%	02/12/51		Aaa	8,072	9,404,564
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45		Aaa	2,108	2,339,855
Series 2007-C34, Class A3
5.678%	05/15/46		Aaa	3,430	3,969,930

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $98,717,608)					$101,913,441

CORPORATE OBLIGATIONS — 11.9%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.250%	11/15/17		Baa3	705	704,838
3.750%	02/15/23		Baa3	685	664,547
4.000%	03/15/22	(a)	Baa3	2,345	2,360,946
10.000%	07/15/17		Baa3	1,885	2,021,663
inVentiv Health, Inc.,
Gtd. Notes, 144A
10.750%	08/15/18		Caa2	375	320,625
11.000%	08/15/18	(a)	Caa2	250	213,750
Lamar Media Corp.,
Gtd. Notes
5.000%	05/01/23		B1	200	200,000
5.875%	02/01/22	(a)	B1	1,025	1,109,563
Omnicom Group, Inc.,
Gtd. Notes
3.625%	05/01/22		Baa1	2,010	2,054,660
4.450%	08/15/20		Baa1	2,515	2,735,445
6.250%	07/15/19		Baa1	840	1,013,662
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22	(a)	Baa2	1,810	1,800,809
4.750%	11/21/21	(a)	Baa2	1,060	1,144,905

					16,345,413

Aerospace & Defense — 0.1%
Ducommun, Inc.,
Gtd. Notes
9.750%	07/15/18		B3	525	577,500
Embraer SA (Brazil),
Sr. Unsec’d. Notes
5.150%	06/15/22		Baa3	240	261,300
Esterline Technologies Corp.,
Gtd. Notes
7.000%	08/01/20		Ba2	125	137,969
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/17		B3	500	550,000
L-3 Communications Corp.,
Gtd. Notes
4.750%	07/15/20		Baa3	2,810	3,108,352
4.950%	02/15/21	(a)	Baa3	1,155	1,291,224
Meccanica Holdings USA, Inc.,
Gtd. Notes, 144A
6.250%	07/15/19		Baa3	625	643,872
Moog, Inc.,
Sr. Sub. Notes
7.250%	06/15/18		Ba3	75	78,375
Silver II Borrower/Silver II US Holdings LLC (Luxembourg),
Gtd. Notes, 144A
7.750%	12/15/20		Caa1	375	399,375

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Aerospace & Defense (cont’d.)
Spirit Aerosystems, Inc.,
Gtd. Notes
7.500%	10/01/17		Ba3	75	$79,687
Transdigm, Inc.,
Gtd. Notes
7.750%	12/15/18	(a)	B3	620	680,450

					7,808,104

Agriculture
Mriya Agro Holding PLC (Cyprus),
Sr. Unsec’d. Notes, 144A
10.950%	03/30/16		B(d)	1,600	1,645,555

Airlines — 0.1%
American Airlines 2013-1 Class A Pass-Through Trust,
Equipment Trust, 144A
4.000%	07/15/25		BBB-(d)	1,415	1,418,537
American Airlines 2013-1 Class B Pass-Through Trust,
Equipment Trust, 144A
5.625%	01/15/21		B+(d)	140	142,275
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.000%	07/08/16		Baa2	349	403,565
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	11/10/19		Baa2	246	283,267
Continental Airlines 2009-2 Class B Pass-Through Trust,
Pass-Through Certificates
9.250%	05/10/17	(g)	Ba2	18	19,804
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	01/12/21	(a)	Baa2	254	278,631
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	04/11/24		Baa2	865	898,519
Continental Airlines, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/15		Ba2	1,150	1,204,625
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	05/23/19		Baa2	404	442,642
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	04/15/19	(a)	Baa2	160	176,877
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17		Baa3	1,880	2,066,062
US Airways 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.625%	06/03/25		Ba1	130	135,850
US Airways 2012-2 Class B Pass-Through Trust,
Pass-Through Certificates
6.750%	06/03/21		B1	60	63,900

					7,534,554

Automobile Manufacturers — 0.1%
Automotores Gildemeister SA (Chile),
Gtd. Notes, 144A
6.750%	01/15/23		Ba2	190	199,500

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Automobile Manufacturers (cont’d.)
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	(a)	B1	1,000	$1,096,250
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
5.625%	02/01/23	(a)	Ba3	775	805,031
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	(a)	B3	300	305,625
Nissan Motor Acceptance Corp.,
Unsec’d. Notes, 144A
1.800%	03/15/18	(g)	A3	2,995	3,002,986
Oshkosh Corp.,
Gtd. Notes
8.250%	03/01/17		B1	675	734,906
8.500%	03/01/20	(a)	B1	650	728,000

					6,872,298

Automotive Parts — 0.1%
Allison Transmission, Inc.,
Gtd. Notes, 144A
7.125%	05/15/19		B3	550	591,937
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/21	(a)	B2	150	153,750
6.625%	10/15/22	(a)	B2	625	646,875
Delphi Corp.,
Gtd. Notes
5.000%	02/15/23	(a)	Ba1	650	687,375
5.875%	05/15/19	(a)	Ba1	250	270,000
6.125%	05/15/21		Ba1	300	330,000
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
6.500%	03/01/21	(a)	B1	625	644,531
7.000%	05/15/22	(a)	B1	375	395,156
8.250%	08/15/20		B1	350	387,187
8.750%	08/15/20		B1	125	143,125
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22		Baa3	1,995	2,068,683
4.875%	01/14/21	(a)	Baa3	1,870	2,074,292
Penske Automotive Group, Inc.,
Gtd. Notes, 144A
5.750%	10/01/22		B2	825	860,063
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.500%	04/15/16		B2	625	635,937
Schaeffler Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
7.750%	02/15/17		Ba3	450	506,813
8.500%	02/15/19		Ba3	600	682,500
Sonic Automotive, Inc.,
Gtd. Notes
7.000%	07/15/22		B3	250	275,937
TRW Automotive, Inc.,
Gtd. Notes, 144A
4.500%	03/01/21		Ba2	350	355,250

					11,709,411

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Beverages — 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey),
Sr. Unsec’d. Notes, 144A
3.375%	11/01/22		Baa3	960	$914,400
Coca-Cola Femsa SAB de CV (Mexico),
Sr. Unsec’d. Notes
4.625%	02/15/20		A2	1,060	1,173,950
Constellation Brands, Inc.,
Gtd. Notes
6.000%	05/01/22		Ba1	475	518,937
Corp. Lindley SA (Peru),
Sr. Unsec’d. Notes, 144A
6.750%	11/23/21		BB+(d)	145	166,968
Cott Beverages, Inc.,
Gtd. Notes
8.125%	09/01/18		B3	425	464,313
Heineken NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.750%	04/01/23	(a)(g)	Baa1	1,240	1,217,717
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22	(g)	Baa3	1,360	1,493,696

					5,949,981

Biotechnology — 0.1%
Bio-Rad Laboratories, Inc.,
Sr. Sub. Notes
8.000%	09/15/16		Ba2	125	133,210
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		Baa2	3,960	4,004,974
Life Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/16		Baa3	755	787,999

					4,926,183

Broadcasting — 0.1%
Clear Channel Communications, Inc.,
Sr. Unsec’d. Notes
4.900%	05/15/15		Ca	675	626,063
7.250%	10/15/27		Ca	125	67,500
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
7.625%	03/15/20	(a)	B3	650	678,437
7.625%	03/15/20	(a)	B3	125	129,219
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	12/15/22	(g)	Baa2	2,850	2,895,281
8.375%	03/01/39	(g)	Baa2	1,180	1,748,011
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.,
Sec’d. Notes
8.875%	04/15/17	(a)	B3	925	1,017,500
Sinclair Television Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	10/01/22	(a)	B1	550	576,125

					7,738,136

Building Materials — 0.2%
Ainsworth Lumber Co. Ltd. (Canada),
Sr. Sec’d. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Building Materials (cont’d.)
7.500%	12/15/17		B2	175	$190,750
Associated Materials LLC,
Sr. Sec’d. Notes
9.125%	11/01/17	(a)	Caa1	925	987,437
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21		Ba3	650	710,125
Cemex Espana Luxembourg (Spain),
Sr. Sec’d. Notes
9.875%	04/30/19		B(d)	250	287,800
Cemex Finance LLC,
Sr. Sec’d. Notes, 144A
9.375%	10/12/22	(a)	B(d)	2,150	2,499,375
9.500%	12/14/16		B(d)	200	216,500
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.283%(c)	09/30/15	(a)	B(d)	375	391,911
5.875%	03/25/19		B(d)	605	611,050
9.000%	01/11/18		B(d)	975	1,079,813
China Shanshui Cement Group Ltd. (Cayman Islands),
Gtd. Notes
8.500%	05/25/16		BB-(d)	400	422,000
Gtd. Notes, 144A
8.500%	05/25/16		BB-(d)	550	580,250
10.500%	04/27/17		BB-(d)	294	327,810
Grupo Cementos de Chihuahua SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
8.125%	02/08/20		B(d)	260	280,596
Holcim US Finance Sarl & Cie SCS (Luxembourg),
Gtd. Notes, 144A
6.000%	12/30/19	(a)(g)	Baa2	1,432	1,672,861
Isabelle Acquisition Sub, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	11/15/18		Caa1	225	249,187
Lafarge SA (France),
Sr. Unsec’d. Notes, MTN
6.750%	12/16/19		Ba1	EUR 200	295,467
Masco Corp.,
Sr. Unsec’d. Notes
5.850%	03/15/17		Ba3	325	359,191
6.125%	10/03/16		Ba3	175	195,423
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21		Caa1	700	777,000
10.000%	12/01/18		Caa1	400	448,000
Owens Corning,
Gtd. Notes
4.200%	12/15/22		Ba1	2,315	2,367,659
9.000%	06/15/19		Ba1	425	544,526
Reliance Intermediate Holdings LP (Canada),
Sr. Sec’d. Notes, 144A
9.500%	12/15/19		Ba2	125	139,375
Texas Industries, Inc.,
Gtd. Notes
9.250%	08/15/20		Caa2	175	191,188
USG Corp.,
Gtd. Notes, 144A
8.375%	10/15/18		B2	50	55,250
9.750%	08/01/14		B2	175	189,875

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Building Materials (cont’d.)
Sr. Unsec’d. Notes
9.750%	01/15/18		Caa2	525	$622,125

					16,692,544

Cable Television
Belo Corp.,
Gtd. Notes
8.000%	11/15/16		Ba1	350	376,250
Coleman Cable, Inc.,
Gtd. Notes
9.000%	02/15/18		B3	175	189,437
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
9.500%	03/15/21		B3	EUR 525	768,872
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/22	(a)	B2	475	513,000
6.875%	05/15/19		B2	275	294,250
7.875%	11/01/20	(a)	B2	1,825	2,007,500

					4,149,309

Chemicals — 0.2%
Alpek SA de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.500%	11/20/22		Baa3	530	549,875
Ashland, Inc.,
Gtd. Notes, 144A
4.750%	08/15/22		Ba1	425	430,313
Sr. Unsec’d. Notes, 144A
3.875%	04/15/18		Ba1	225	227,813
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22		Ba2	1,025	1,027,563
Ciech Group Financing AB (Poland),
Sr. Sec’d. Notes, 144A
9.500%	11/30/19		B2	EUR 425	600,629
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20		Baa2	490	538,101
8.550%	05/15/19		Baa2	1,500	2,016,253
Eagle Spinco, Inc.,
Gtd. Notes, 144A
4.625%	02/15/21	(a)	Ba3	525	534,187
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
5.125%	12/12/17		BB(d)	780	809,933
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sec’d. Notes
9.000%	11/15/20	(a)	CCC+(d)	210	199,500
Sr. Sec’d. Notes, 144A
6.625%	04/15/20	(a)	B-(d)	850	852,125
8.875%	02/01/18		B3	425	440,937
Huntsman International LLC,
Gtd. Notes
8.625%	03/15/20		B2	75	83,813
Gtd. Notes, 144A
4.875%	11/15/20		B1	250	251,875

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Chemicals (cont’d.)
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19		B1	575	$636,094
9.000%	05/15/15		B1	200	210,500
Lyondellbasell Industries NV (Netherlands),
Sr. Unsec’d. Notes
5.000%	04/15/19	(a)	Baa3	550	621,500
Momentive Performance Materials, Inc.,
Sec’d. Notes
9.000%	01/15/21	(a)	Caa1	425	318,750
Sr. Sec’d. Notes
8.875%	10/15/20		B1	250	257,500
PolyOne Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/20		Ba3	575	635,375
Sr. Unsec’d. Notes, 144A
5.250%	03/15/23	(a)	Ba3	425	428,187
PQ Corp.,
Sec’d. Notes, 144A
8.750%	05/01/18		Caa1	850	905,250
PTT Global Chemical PCL (Thailand),
Sr. Unsec’d. Notes, 144A
4.250%	09/19/22		Baa2	380	395,306
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20		Ba2	550	563,750
Styrolution GmbH (Germany),
Sr. Sec’d. Notes, 144A
7.625%	05/15/16		B2	EUR 500	671,371
Tronox Finance LLC,
Gtd. Notes, 144A
6.375%	08/15/20	(a)	B2	450	436,500
US Coatings Acquisition, Inc./Flash Dutch 2 BV,
Gtd. Notes, 144A
7.375%	05/01/21	(a)	Caa1	250	263,125
Sr. Sec’d. Notes, 144A
5.750%	02/01/21		B1	EUR 100	131,711
Yasar Holdings SA Via Willow No 2 (Luxembourg),
Gtd. Notes
9.625%	10/07/15		B2	950	1,003,438

					16,041,274

Clothing & Apparel
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20		Ba3	625	680,469
8.000%	12/15/16		Ba3	50	54,187
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22		B1	450	492,750
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
6.125%	10/15/20		B2	175	185,719

					1,413,125

Commercial Banks — 0.3%
Banco de Bogota SA (Colombia),
Sub. Notes, 144A
5.375%	02/19/23		Baa3	425	437,918

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Commercial Banks (cont’d.)
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	09/16/20		Baa2	810	$882,900
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	02/08/22		Aa3	300	316,660
BanColombia SA (Colombia),
Sr. Unsec’d. Notes
5.950%	06/03/21		Baa2	450	506,250
Bank of Georgia JSC (Russia),
Sr. Unsec’d. Notes, 144A
7.750%	07/05/17		Ba3	900	953,129
BBVA Banco Continental SA (Peru),
Sr. Unsec’d. Notes, 144A
2.250%	07/29/16		BBB(d)	410	402,497
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13	(g)	A2	985	988,577
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/17		Ba3	650	679,250
5.000%	08/15/22	(a)	Ba3	650	694,062
5.250%	03/15/18		Ba3	825	891,000
5.375%	05/15/20	(a)	Ba3	2,675	2,935,813
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	(a)	Ba3	1,550	1,701,125
6.625%	04/01/18	(a)	Ba3	950	1,083,000
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17	(g)	A1	3,300	3,495,235
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
7.250%	05/03/17		Ba3	400	429,500
Itau Unibanco Holding SA (Brazil),
Sub. Notes, 144A
5.650%	03/19/22		Baa3	400	420,000
KFW (Germany),
Gov’t. Gtd. Notes, MTN
0.500%	04/19/16		Aaa	3,971	3,965,778
Regions Bank,
Sub. Notes
7.500%	05/15/18		Ba1	250	306,875
Scotiabank Peru SA (Peru),
Sub. Notes, 144A
4.500%(c)	12/13/27		Baa3	650	626,600
Synovus Financial Corp.,
Sr. Unsec’d. Notes
7.875%	02/15/19		B2	225	255,375
Sub. Notes
5.125%	06/15/17		B3	425	426,063
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, MTN
1.600%	01/12/18		Aa2	3,720	3,761,980

					26,159,587

Commercial Services — 0.2%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
5.250%	12/01/17		NR	500	518,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Commercial Services (cont’d.)
6.375%	04/01/20		NR	500	$538,750
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22	(a)	B2	225	244,406
Avis Budget Finance PLC (United Kingdom),
Gtd. Notes, 144A
6.000%	03/01/21		B2	EUR 350	457,712
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19	(a)	B1	250	290,937
CoreLogic, Inc.,
Gtd. Notes
7.250%	06/01/21		Ba3	675	745,875
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
6.850%	07/02/37		Baa3	750	852,750
Sr. Unsec’d. Notes, 144A
6.850%	07/02/37		Baa3	320	363,840
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20	(a)	Ba2	650	703,625
Gtd. Notes, 144A
6.000%	11/15/22		Ba2	25	26,437
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
7.000%	09/01/22		B3	275	302,500
HDTFS, Inc.,
Gtd. Notes
6.250%	10/15/22		B2	300	325,500
Hertz Corp. (The),
Gtd. Notes
5.875%	10/15/20	(a)	B2	450	474,750
iPayment, Inc.,
Gtd. Notes
10.250%	05/15/18	(a)	B3	300	277,500
Iron Mountain, Inc.,
Gtd. Notes
5.750%	08/15/24	(a)	B1	300	299,625
Jaguar Holding Co. I,
Sr. Unsec’d. Notes, PIK, 144A
9.375%	10/15/17	(a)	Caa1	175	187,906
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19	(a)	B3	525	602,437
Laureate Education, Inc.,
Gtd. Notes, 144A
9.250%	09/01/19		Caa1	1,350	1,500,187
Lender Processing Services, Inc.,
Gtd. Notes
5.750%	04/15/23		Ba2	550	573,375
RKI Finance 2010 Ltd. (British Virgin Islands),
Gtd. Notes, MTN
9.500%	09/21/15		B1	300	320,804
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21		Ba3	350	418,687
ServiceMaster Co.,
Gtd. Notes
8.000%	02/15/20		B3	175	187,687

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Commercial Services (cont’d.)
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.125%	06/15/18		Caa1	225	$240,188
United Rentals North America, Inc.,
Gtd. Notes
6.125%	06/15/23	(a)	B3	300	321,000
Sec’d. Notes
5.750%	07/15/18		Ba3	525	568,969
Verisk Analytics, Inc.,
Gtd. Notes
5.800%	05/01/21		Ba1	710	819,213
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	09/01/18		B2	EUR 575	805,245

					12,968,655

Computer Hardware
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.000%	09/15/16	(a)	Baa1	1,905	1,971,801

Computer Services & Software — 0.1%
Affiliated Computer Services, Inc.,
Sr. Unsec’d. Notes
5.200%	06/01/15		BBB-(d)	390	418,007
First Data Corp.,
Gtd. Notes
12.625%	01/15/21	(a)	Caa1	1,575	1,706,906
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	(a)	B1	625	651,563
7.375%	06/15/19	(a)	B1	1,900	2,021,125
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16		Baa2	580	611,120
3.500%	10/01/22		Baa2	1,330	1,329,073
iGate Corp.,
Gtd. Notes
9.000%	05/01/16	(a)	B2	1,250	1,360,937
NCR Corp.,
Gtd. Notes, 144A
4.625%	02/15/21		Ba3	475	472,625
5.000%	07/15/22		Ba3	950	952,375
Seagate HDD Cayman (Cayman Islands),
Gtd. Notes
6.875%	05/01/20		Ba1	275	295,625
Seagate Technology HDD Holdings (Cayman Islands),
Gtd. Notes
6.800%	10/01/16		Ba1	25	28,250
SunGard Data Systems, Inc.,
Gtd. Notes, 144A
6.625%	11/01/19	(a)	Caa1	425	438,813

					10,286,419

Consumer Products & Services — 0.1%
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/20		Baa2	570	592,101
5.000%	03/15/23		Baa2	960	985,027
Central Garden & Pet Co.,
Gtd. Notes

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Consumer Products & Services (cont’d.)
8.250%	03/01/18		B2	700	$721,000
Controladora Mabe SA de CV (Mexico),
Gtd. Notes
7.875%	10/28/19		BB+(d)	200	237,000
Gtd. Notes, 144A
7.875%	10/28/19		BB+(d)	1,050	1,244,250
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
2.050%	12/01/17		Baa3	1,820	1,830,077
Prestige Brands, Inc.,
Gtd. Notes
8.125%	02/01/20		B3	200	225,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.875%	08/15/19	(a)	Caa2	375	411,094
Sr. Sec’d. Notes
5.750%	10/15/20	(a)	B1	200	203,750
7.125%	04/15/19		B1	100	107,375
Scotts Miracle-Gro Co. (The),
Gtd. Notes
7.250%	01/15/18		B1	75	79,875
Sealy Mattress Co.,
Sr. Sec’d. Notes, 144A
10.875%	04/15/16		BB-(d)	562	594,321
Spectrum Brands Escrow Corp.,
Gtd. Notes, 144A
6.375%	11/15/20		B3	200	214,750
6.625%	11/15/22		B3	175	189,875
Sun Products Corp. (The),
Sr. Unsec’d. Notes, 144A
7.750%	03/15/21		Caa1	425	428,187

					8,064,432

Containers & Packaging — 0.1%
AEP Industries, Inc.,
Sr. Unsec’d. Notes
8.250%	04/15/19		B3	650	706,875
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.250%	10/15/20		B3	EUR 775	1,072,912
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Sr. Unsec’d. Notes, 144A
7.000%	11/15/20	(a)	B3	425	436,688
Ball Corp.,
Gtd. Notes
7.125%	09/01/16		Ba1	125	132,187
7.375%	09/01/19		Ba1	75	83,063
BWAY Holding Co.,
Gtd. Notes
10.000%	06/15/18		B3	475	532,000
Crown Americas LLC/Crown Americas Capital Corp. IV,
Gtd. Notes, 144A
4.500%	01/15/23		Ba2	350	339,500
Exopack Holding Corp.,
Gtd. Notes
10.000%	06/01/18		Caa2	275	273,625
Graphic Packaging International, Inc.,
Gtd. Notes
4.750%	04/15/21		Ba3	325	329,063

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Containers & Packaging (cont’d.)
7.875%	10/01/18	(a)	Ba3	200	$220,500
9.500%	06/15/17		Ba3	100	106,250
Greif, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/19		Ba2	25	29,125
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16		Ba3	100	115,000
Plastipak Holdings, Inc.,
Sr. Notes, 144A
10.625%	08/15/19		B3	175	200,375
Rock-Tenn Co.,
Gtd. Notes
3.500%	03/01/20		Ba1	265	270,897
4.000%	03/01/23		Ba1	1,400	1,415,802
4.450%	03/01/19		Ba1	110	119,416
4.900%	03/01/22		Ba1	70	75,723
Sealed Air Corp.,
Sr. Notes, 144A
5.250%	04/01/23		B1	600	602,250
Tekni-Plex, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	06/01/19		Caa1	400	442,000

					7,503,251

Diversified Financial Services — 0.3%
AerCap Aviation Solutions BV (Netherlands),
Gtd. Notes
6.375%	05/30/17		BB+(d)	450	483,188
Air Lease Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/16	(a)	NR	400	415,000
5.625%	04/01/17		NR	700	757,750
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.250%	12/01/19		Ba3	600	655,500
6.750%	04/15/17		Ba3	75	82,500
7.625%	04/15/20	(a)	Ba3	700	810,250
9.750%	08/01/18	(a)	Ba3	525	599,156
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.,
Gtd. Notes, 144A
8.375%	02/15/18		Caa1	350	370,125
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp.,
Gtd. Notes, 144A
7.750%	02/15/18		B1	500	508,750
Discover Financial Services,
Sr. Unsec’d. Notes
10.250%	07/15/19		Ba1	400	527,061
E*TRADE Financial Corp.,
Sr. Unsec’d. Notes
6.375%	11/15/19	(a)	B2	1,050	1,110,375
6.750%	06/01/16		B2	200	215,500
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.250%	01/10/14	(g)	Baa1	430	435,050
3.300%	10/15/22	(g)	Baa1	670	674,968
5.250%	10/01/20	(g)	Baa1	550	638,550
Sr. Notes, 144A
4.500%	08/16/21	(g)	Baa1	320	352,570

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
Fiat Industrial Finance Europe SA (Luxembourg),
Gtd. Notes, MTN
6.250%	03/09/18		Ba2	EUR 575	$816,728
General Motors Financial Co., Inc.,
Gtd. Notes
6.750%	06/01/18		Ba3	425	481,313
Gtd. Notes, 144A
4.750%	08/15/17		Ba3	700	730,050
GTP Acquisition Partners I LLC,
Asset Backed, 144A
4.347%	06/15/16	(g)	A2	500	530,890
Sec’d. Notes, 144A
7.628%	06/15/16		Ba3	375	416,713
Howes Capital Ltd. (British Virgin Islands),
Gtd. Notes
4.750%	04/10/17		NR	500	536,331
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18		Ba3	1,200	1,284,000
Igloo Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.250%	12/15/17		Caa1	325	332,719
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.875%	04/01/15		Ba3	375	393,281
5.750%	05/15/16		Ba3	575	621,000
8.875%	09/01/17		Ba3	50	60,125
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13		Ba3	1,100	1,133,000
Invesco Finance PLC (United Kingdom),
Gtd. Notes
3.125%	11/30/22	(a)	A3	980	1,000,169
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15		Baa3	2,300	2,403,500
8.500%	07/15/19		Baa3	945	1,176,440
Metalloinvest Finance Ltd. (Ireland),
Gtd. Notes, 144A
6.500%	07/21/16		Ba2	1,000	1,053,130
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes, 144A
6.500%	07/01/21	(a)	B2	1,025	1,068,563
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	03/15/20		Ba1	1,425	1,492,687
5.875%	03/15/22		Ba1	525	555,187
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24		Ba1	400	537,000
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19		B3	325	355,063
Swire Properties MTN Financing Ltd. (Hong Kong),
Gtd. Notes, MTN
4.375%	06/18/22		A2	500	537,461

					26,151,643

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Operations
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18		Ba3	125	$134,375

Electric — 0.5%
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21	(a)	B1	563	617,893
7.875%	07/31/20	(a)	B1	100	109,500
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	10/27/21		Baa3	200	213,250
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22		Baa3	240	276,263
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
5.750%	02/14/42		Baa1	3,800	4,142,000
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20		Baa2	2,555	2,917,309
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/22		Baa2	1,150	1,149,134
DPL, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/21	(a)	Ba1	700	742,000
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17		Baa2	2,685	2,708,778
GDF Suez (France),
Sr. Unsec’d. Notes, 144A
1.625%	10/10/17	(g)	A1	1,135	1,140,868
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
7.875%	06/15/17		B3	1,150	1,282,250
9.500%	10/15/18		B3	1,225	1,442,437
Hrvatska Elektroprivreda (Croatia),
Sr. Unsec’d. Notes, 144A
6.000%	11/09/17		Ba2	730	751,560
Iberdrola Finance Ireland Ltd. (Ireland),
Gtd. Notes, 144A
3.800%	09/11/14	(g)	Baa1	1,555	1,601,152
Infinis PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.000%	02/15/19		Ba3	GBP 350	531,810
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
9.375%	01/28/20		Baa3	1,400	1,757,000
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.125%	09/16/15	(g)	A1	860	897,212
Majapahit Holding BV (Netherlands),
Gtd. Notes
7.750%	01/20/20		Baa3	1,320	1,617,000
Mexico Generadora de Energia (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	12/06/32		Baa2	1,120	1,184,400

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
NiSource Finance Corp.,
Gtd. Notes
5.250%	02/15/43		Baa3	4,770	$4,997,620
5.950%	06/15/41		Baa3	540	613,774
6.250%	12/15/40		Baa3	820	968,578
NRG Energy, Inc.,
Gtd. Notes, 144A
6.625%	03/15/23	(a)	B1	525	556,500
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes
5.500%	11/22/21		Baa3	400	434,000
Sr. Unsec’d. Notes, 144A
5.250%	10/24/42		Baa3	200	189,500
5.500%	11/22/21		Baa3	900	976,500
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22	(a)	Baa3	5,645	5,686,666
PPL WEM Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.900%	05/01/16	(g)	Baa3	1,020	1,077,432
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19		Baa1	430	502,236
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		Baa2	2,530	2,930,954

					44,015,576

Electronic Components & Equipment
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.200%	10/01/22		Baa2	625	624,542
Anixter, Inc.,
Gtd. Notes
5.625%	05/01/19	(a)	Ba3	750	796,875
General Cable Corp.,
Gtd. Notes, 144A
5.750%	10/01/22		B1	275	280,500
MEMC Electronic Materials, Inc.,
Gtd. Notes
7.750%	04/01/19	(a)	Caa1	1,025	948,125
Techem GmbH (Germany),
Sr. Sec’d. Notes, 144A
6.125%	10/01/19		Ba3	EUR 100	137,158

					2,787,200

Engineering & Construction — 0.1%
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18		B2	CHF 625	707,758
7.875%	01/31/18	(a)	B2	450	482,625
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21		Ba3	350	374,500
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
4.875%	07/15/21	(g)	A-(d)	2,283	2,530,473

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Engineering & Construction (cont’d.)
Odebrecht Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
5.125%	06/26/22	(g)	Baa3	1,250	$1,314,375
7.125%	06/26/42		Baa3	830	939,975

					6,349,706

Entertainment & Leisure — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
8.750%	06/01/19		B2	725	795,687
Boyd Gaming Corp.,
Gtd. Notes, 144A
9.000%	07/01/20		B3	550	572,000
Caesars Operating Escrow LLC/Caesars Escrow Corp.,
Sr. Sec’d. Notes, 144A
9.000%	02/15/20		B3	175	176,094
9.000%	02/15/20	(a)	B(d)	125	125,781
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.,
Gtd. Notes
9.125%	08/01/18		B1	175	196,000
Gtd. Notes, 144A
5.250%	03/15/21		B1	500	496,875
Cinemark USA, Inc.,
Gtd. Notes
7.375%	06/15/21		B3	300	335,250
8.625%	06/15/19		B2	1,375	1,517,656
Gtd. Notes, 144A
5.125%	12/15/22	(a)	B2	225	226,125
Cirsa Funding Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
8.750%	05/15/18		B3	EUR 350	438,554
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.750%	12/01/16		B2	400	431,004
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19		B3	750	840,000
Great Canadian Gaming Corp. (Canada),
Gtd. Notes, 144A
6.625%	07/25/22		B1	CAD 275	282,214
MU Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/01/17		NR	222	241,243
National CineMedia LLC,
Sr. Sec’d. Notes
6.000%	04/15/22		Ba2	325	348,563
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.875%	04/15/17		B2	775	821,500
Royal Caribbean Cruises Ltd. (Liberia),
Sr. Unsec’d. Notes
5.250%	11/15/22		Ba1	550	556,875
Seminole Indian Tribe of Florida,
Sec’d. Notes, 144A
7.750%	10/01/17		Baa3	475	513,000
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18		B2	700	749,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†		Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Entertainment & Leisure (cont’d.)
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.250%	01/15/21	(a)	B3		600	$600,750
Speedway Motorsports, Inc.,
Gtd. Notes
8.750%	06/01/16		Ba2		900	949,500
Gtd. Notes, 144A
6.750%	02/01/19		Ba2		350	373,625
WMG Acquisition Corp.,
Gtd. Notes
11.500%	10/01/18		B3		275	322,781
Sr. Sec’d. Notes, 144A
6.000%	01/15/21		Ba2		225	235,688

						12,145,765

Environmental Control — 0.1%
Clean Harbors, Inc.,
Gtd. Notes
5.250%	08/01/20		Ba2		225	232,313
Gtd. Notes, 144A
5.125%	06/01/21		Ba2		275	281,531
Onex USI Aquisition Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	01/15/21		Caa2		375	375,937
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	(a)	Baa3		2,615	2,733,870
5.700%	05/15/41		Baa3		1,545	1,803,377
Tervita Corp. (Canada),
Gtd. Notes, 144A
9.750%	11/01/19		Caa2		475	465,500
Sr. Sec’d. Notes, 144A
8.000%	11/15/18		B2		425	439,344
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22		Baa3		2,010	1,988,811

						8,320,683

Farming & Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21		Baa1		2,815	3,186,070
9.250%	08/06/19		Baa1		1,690	2,355,662
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.200%	06/15/17		Baa2		2,106	2,178,430
Bunge NA Finance LP,
Gtd. Notes
5.900%	04/01/17		Baa2		560	635,030
MHP SA (Luxembourg),
Gtd. Notes
10.250%	04/29/15		B3		1,060	1,131,831
Gtd. Notes, 144A
8.250%	04/02/20		B	(d)	1,385	1,372,383

						10,859,406

Financial Services — 1.3%
Alfa Bank OJSC Via Alfa Bond Issuance PLC (Ireland),
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
7.875%	09/25/17		Ba1	1,000	$1,126,200
Sub. Notes, 144A
7.500%	09/26/19		Ba2	835	883,277
Algeco Scotsman Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.500%	10/15/18	(a)	B1	800	858,000
Alliance Global Group Inc/Cayman (Cayman Islands),
Gtd. Notes
6.500%	08/18/17		NR	100	109,619
Ally Financial, Inc.,
Gtd. Notes
4.625%	06/26/15	(a)	B1	825	863,193
5.500%	02/15/17	(a)	B1	925	1,000,612
7.500%	09/15/20	(a)	B1	450	549,000
8.000%	03/15/20		B1	200	248,000
8.000%	11/01/31		B1	425	537,625
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.300%	06/28/19		A3	730	952,999
Bumble Bee Acquisition Corp.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	(a)	B3	474	521,400
Citigroup, Inc.,
Sr. Unsec’d. Notes
6.125%	05/15/18		Baa2	2,335	2,781,756
CNH Capital LLC,
Gtd. Notes
6.250%	11/01/16		Ba2	575	635,375
Dtek Finance PLC (United Kingdom),
Gtd. Notes, 144A
7.875%	04/04/18		B3	1,615	1,588,671
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.750%	02/01/21		Baa3	10,395	11,786,631
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		A1	2,945	3,433,826
Sub. Notes
5.300%	02/11/21	(a)	A2	14,810	16,977,829
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18	(a)	A3	7,030	7,125,833
3.625%	01/22/23		A3	3,885	3,912,323
5.750%	01/24/22		A3	1,860	2,162,667
6.150%	04/01/18		A3	1,460	1,720,416
Sr. Unsec’d. Notes, MTN
7.500%	02/15/19		A3	2,570	3,215,240
Harbinger Group, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	07/15/19		B3	550	580,250
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.000%	08/15/17	(a)	A2	1,925	1,963,595
4.500%	01/24/22	(a)	A2	12,660	13,874,360
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
6.875%	04/25/18		Baa2	510	615,580

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
Morgan Stanley,
Sr. Unsec’d. Notes
3.450%	11/02/15		Baa1	3,480	$3,646,956
3.750%	02/25/23	(a)	Baa1	10,645	10,759,817
3.800%	04/29/16		Baa1	2,000	2,121,848
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21		Baa1	1,790	2,052,070
Numericable Finance & Co. SCA (Luxembourg),
Sr. Sec’d. Notes, 144A
12.375%	02/15/19		B2	EUR 350	531,649
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/16		Baa2	310	330,501
RCI Banque SA (France),
Sr. Unsec’d. Notes, 144A
3.500%	04/03/18	(g)	Baa3	2,170	2,171,996
4.600%	04/12/16	(g)	Baa3	1,210	1,269,010
SLM Corp.,
Sr. Unsec’d. Notes
5.500%	01/25/23	(a)	Ba1	865	858,513
Sr. Unsec’d. Notes, MTN
5.050%	11/14/14		Ba1	125	131,788
5.375%	05/15/14		Ba1	575	599,590
6.000%	01/25/17		Ba1	4,525	4,920,937
8.450%	06/15/18		Ba1	300	355,500

					109,774,452

Financial–Bank & Trust — 0.7%
Akbank TAS (Turkey),
Sr. Unsec’d. Notes
5.125%	07/22/15		Baa2	100	104,875
6.500%	03/09/18		Baa2	500	565,000
Sr. Unsec’d. Notes, 144A
5.000%	10/24/22		Baa2	510	532,423
6.500%	03/09/18		Baa2	150	169,500
7.500%	02/05/18		Baa2	TRY 500	272,067
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.125%	05/16/16		Baa1	1,000	1,047,500
4.500%	01/12/17		Baa1	200	213,500
Banco do Estado do Rio Grande do Sul SA (Brazil),
Sub. Notes
7.375%	02/02/22		Ba1	200	219,310
Sub. Notes, 144A
7.375%	02/02/22		Ba1	820	893,572
Banco Santander (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22		Aa3	1,700	1,715,562
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17	(a)	Baa2	3,955	4,254,635
6.500%	08/01/16		Baa2	3,195	3,679,624
Sr. Unsec’d. Notes, MTN
2.000%	01/11/18		Baa2	9,245	9,201,022
5.650%	05/01/18		Baa2	3,700	4,280,186
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Netherlands),
Bank Gtd. Notes
3.950%	11/09/22		A2	3,210	3,231,956

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Financial–Bank & Trust (cont’d.)
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.500%	03/15/22		Baa1	735	$765,814
3.625%	01/25/16		Baa1	1,065	1,138,489
Sub. Notes
8.250%	03/01/38		Baa2	215	297,618
GTB Finance B.V. (Netherlands),
Gtd. Notes, 144A
7.500%	05/19/16		BB-(d)	400	427,000
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.100%	04/05/21		Aa3	2,680	3,096,662
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes
3.125%	01/15/16		Baa2	3,560	3,480,053
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/17	(a)(g)	Aa3	3,910	4,134,434
Sub. Notes, 144A
4.875%	05/13/21	(g)	Baa1	3,065	3,317,712
PNC Funding Corp.,
Bank Gtd. Notes
3.300%	03/08/22		A3	2,705	2,789,066
3.625%	02/08/15		A3	1,280	1,347,713
Provident Funding Associates LP/PFG Finance Corp.,
Sr. Notes, 144A
10.125%	02/15/19		B2	200	218,000
Sr. Sec’d. Notes, 144A
10.250%	04/15/17		Ba3	175	195,125
Royal Bank of Scotland PLC (The) (United Kingdom),
Sr. Unsec’d. Notes
2.550%	09/18/15	(a)	Baa1	1,210	1,243,625
Sberbank of Russia Via SB Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.125%	02/07/22		A3	250	279,375
Sub. Notes
5.125%	10/29/22		Baa1	300	299,625
Sub. Notes, 144A
5.125%	10/29/22		Baa1	200	199,427
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/16	(a)	Baa1	1,540	1,649,101
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	04/20/21		Baa2	1,300	1,462,500
Turkiye Halk Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
3.875%	02/05/20		Baa2	400	393,000
4.875%	07/19/17		Baa2	685	720,743
U.S. Bancorp,
Jr. Sub. Notes
3.442%	02/01/16		A3	1,530	1,628,422
Sub. Notes, MTN
2.950%	07/15/22		A2	895	890,726
VTB Bank OJSC Via VTB Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.551%	10/13/20		Baa1	700	768,250
Sub. Notes, 144A
6.950%	10/17/22		Baa2	400	421,400

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Financial–Bank & Trust (cont’d.)
					$61,544,612

Food — 0.2%
ARAMARK Corp.,
Gtd. Notes, 144A
5.750%	03/15/20		B3	325	332,313
Avangardco Investments Public Ltd. (Cyprus),
Sr. Unsec’d. Notes
10.000%	10/29/15		NR	200	196,500
BFF International Ltd. (Cayman Islands),
Gtd. Notes, 144A
7.250%	01/28/20		Baa3	360	424,800
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
3.200%	01/25/23	(a)	Baa2	3,300	3,289,156
Corp. Azucarera del Peru SA (Peru),
Gtd. Notes, 144A
6.375%	08/02/22		BB+(d)	280	294,000
Cosan Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
5.000%	03/14/23		Ba2	310	311,860
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19	(a)	Caa1	1,465	1,519,937
Delhaize Group SA (Belgium),
Gtd. Notes
6.500%	06/15/17		Baa3	1,030	1,177,550
ESAL GmbH (Austria),
Gtd. Notes, 144A
6.250%	02/05/23		BB(d)	340	341,700
Hawk Acquisition Sub, Inc.,
Sec’d. Notes
4.250%	10/15/20		B1	875	876,094
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes
3.500%	06/06/22	(a)	Baa2	2,130	2,227,173
Land O’lakes Capital Trust I,
Ltd. Gtd. Notes, 144A
7.450%	03/15/28		Ba3	250	248,750
Michael Foods Holding, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
8.500%	07/15/18		Caa1	325	335,563
Minerva Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
7.750%	01/31/23		B1	1,300	1,394,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
8.250%	09/01/17		B3	1,600	1,719,000
9.250%	04/01/15		B3	302	303,133
Post Holdings, Inc.,
Gtd. Notes
7.375%	02/15/22		B1	125	136,719
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes, 144A
5.625%	04/14/18		BBB-(d)	600	678,000
TreeHouse Foods, Inc.,
Gtd. Notes
7.750%	03/01/18		Ba2	75	81,281

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Food (cont’d.)
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	(a)	Baa3	1,240	$1,349,275
US Foodservice,
Gtd. Notes, 144A
8.500%	06/30/19	(a)	Caa2	1,425	1,512,281
Virgolino de Oliveira Finance Ltd. (Luxembourg),
Gtd. Notes
11.750%	02/09/22		B3	500	538,750

					19,288,085

Healthcare Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22		Baa1	1,080	1,056,770
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19	(a)	B1	150	161,250
Bausch & Lomb, Inc.,
Sr. Unsec’d. Notes
9.875%	11/01/15		Caa1	441	456,435
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17	(a)	B3	575	622,437
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22		AA-(d)	880	888,789
Centene Corp.,
Sr. Unsec’d. Notes
5.750%	06/01/17		Ba2	425	455,813
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20	(a)	B3	575	623,875
8.000%	11/15/19	(a)	B3	400	443,000
Sr. Sec’d. Notes
5.125%	08/15/18		Ba3	575	602,313
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes
6.875%	07/15/17		Ba2	25	28,625
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
5.625%	07/31/19		Ba2	500	548,750
5.875%	01/31/22		Ba2	275	306,969
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
6.250%	02/15/21	(a)	B3	475	506,469
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	(a)	B3	1,950	2,242,500
Health Management Associates, Inc.,
Gtd. Notes
7.375%	01/15/20		B3	25	27,437
Sr. Sec’d. Notes
6.125%	04/15/16		BB-(d)	325	356,687
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19		Caa1	600	630,750
Kaiser Foundation Hospitals,
Gtd. Notes

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Healthcare Services (cont’d.)
3.500%	04/01/22		A+(d)	1,120	$1,175,675
Kindred Healthcare, Inc.,
Gtd. Notes
8.250%	06/01/19	(a)	B3	375	372,187
LifePoint Hospitals, Inc.,
Gtd. Notes
6.625%	10/01/20		Ba1	575	623,875
Multiplan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18	(a)	Caa1	325	361,156
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
8.875%	07/01/19		Ba3	50	56,250
Sr. Sec’d. Notes, 144A
4.500%	04/01/21		Ba3	475	465,500
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	11/15/41		A3	715	744,316
4.700%	02/15/21		A3	340	390,256
Universal Health Services, Inc.,
Gtd. Notes
7.000%	10/01/18		B1	400	435,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes
7.750%	02/01/19	(a)	B3	325	347,750
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23		Baa2	3,130	3,171,754

					18,102,588

Holding Companies–Diversified
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	10/01/17		Ba3	375	391,875
Susser Holdings LLC/Susser Finance Corp.,
Gtd. Notes
8.500%	05/15/16		B2	575	603,750
Votorantim Cimentos SA (Brazil),
Gtd. Notes, 144A
7.250%	04/05/41		Baa3	2,260	2,446,450
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		Caa1	150	156,750

					3,598,825

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Unsec’d. Notes, 144A
6.875%	02/15/21		Caa1	375	380,625
Beazer Homes USA, Inc.,
Gtd. Notes, 144A
7.250%	02/01/23	(a)	Caa2	150	153,000
DR Horton, Inc.,
Gtd. Notes
4.750%	05/15/17		Ba2	600	636,750
KB Home,
Gtd. Notes
8.000%	03/15/20	(a)	B2	425	489,813

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Home Builders (cont’d.)
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		B1	200	$222,750
NVR, Inc.,
Sr. Unsec’d. Notes
3.950%	09/15/22		Baa2	890	913,594
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Sec’d. Notes
8.625%	05/15/19		B2	675	757,687
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18	(a)	B3	400	471,000
10.750%	09/15/16	(a)	B3	50	62,000
William Lyon Homes, Inc.,
Gtd. Notes, 144A
8.500%	11/15/20		Caa2	450	490,500

					4,577,719

Home Furnishings
Arcelik A/S (Turkey),
Sr. Unsec’d. Notes, 144A
5.000%	04/03/23		BB+(d)	325	324,034
Mohawk Industries, Inc.,
Sr. Unsec’d. Notes
3.850%	02/01/23		Ba1	235	238,901
RSI Home Products, Inc.,
Sec’d. Notes, 144A
6.875%	03/01/18		B1	375	380,625
Tempur-Pedic International, Inc.,
Gtd. Notes, 144A
6.875%	12/15/20		B3	300	320,250
Whirlpool Corp.,
Notes, MTN
3.700%	03/01/23		Baa3	2,075	2,114,850

					3,378,660

Hotels & Motels — 0.1%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22		Baa3	225	249,750
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec’d. Notes, PIK
10.750%	01/15/17	(a)	Caa2	375	414,375
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/16		Baa2	2,515	2,680,311
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19		Baa2	1,865	1,953,653
MCE Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
5.000%	02/15/21	(a)	B1	350	353,500
MGM Resorts International,
Gtd. Notes
6.625%	12/15/21	(a)	B3	1,650	1,730,437
Gtd. Notes, 144A
6.750%	10/01/20	(a)	B3	1,250	1,325,000
NCL Corp. Ltd. (Bermuda),
Gtd. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Hotels & Motels (cont’d.)
5.000%	02/15/18		B3	250	$254,688
RHP Hotel Properties LP,
Gtd. Notes, 144A
5.000%	04/15/21		B1	325	325,000
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
3.125%	02/15/23		Baa2	1,655	1,632,136
7.150%	12/01/19		Baa2	200	252,732
Station Casinos LLC,
Gtd. Notes, 144A
7.500%	03/01/21		Caa1	675	693,563
Studio City Finance Ltd. (British Virgin Islands),
Gtd. Notes, 144A
8.500%	12/01/20		B3	775	851,493

					12,716,638

Insurance — 0.3%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/22	(a)	Baa1	3,970	4,491,217
6.400%	12/15/20		Baa1	305	377,726
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18		Baa1	1,020	1,194,028
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC,
Sr. Unsec’d. Notes, 144A
7.875%	12/15/20		Caa2	225	231,187
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/21	(a)	Aa2	2,275	2,558,531
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20		Baa2	1,810	2,130,766
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	10/01/20		Ba3	425	447,313
HUB International Ltd.,
Gtd. Notes, 144A
8.125%	10/15/18	(a)	Caa2	425	447,313
ING US, Inc.,
Gtd. Notes, 144A
2.900%	02/15/18	(g)	Baa3	1,585	1,607,661
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22		A3	3,285	3,299,628
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22		A3	1,135	1,153,553
6.050%	10/15/36		A3	120	148,232
8.875%	05/15/19		A3	620	843,498
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/18		Baa2	730	869,481
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.625%	03/15/17		Baa1	870	985,479
6.450%	11/15/19		Baa1	1,734	2,088,801
Sun Life Financial Global Funding III LP,
Sr. Sec’d. Notes, 144A
0.530%(c)	10/06/13	(g)	Baa1	190	189,971

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		Baa2		240	$278,147
5.750%	08/15/42		Baa2		790	863,850
UnumProvident Finance Co. PLC (United Kingdom),
Gtd. Notes, 144A
6.850%	11/15/15	(g)	Baa2		490	552,340

						24,758,722

Internet Services
Earthlink, Inc.,
Gtd. Notes
8.875%	05/15/19		B3		225	227,250
Equinix, Inc.,
Sr. Unsec’d. Notes
5.375%	04/01/23		Ba3		575	582,187
7.000%	07/15/21		Ba3		500	555,000
Netflix, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	02/01/21	(a)	Ba3		1,425	1,414,313

						2,778,750

Machinery & Equipment — 0.1%
AGCO Corp.,
Sr. Unsec’d. Notes
5.875%	12/01/21		Ba1		525	568,999
BC Mountain LLC/BC Mountain Finance, Inc.,
Gtd. Notes, 144A
7.000%	02/01/21		B3		300	318,000
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17		Ba2		225	263,250
Columbus Mckinnon Corp.,
Gtd. Notes
7.875%	02/01/19		B1		125	133,750
HD Supply, Inc.,
Gtd. Notes
10.500%	01/15/21		Caa2		875	910,000
11.500%	07/15/20		Caa1		175	207,375
Sr. Unsec’d. Notes, 144A
7.500%	07/15/20		Caa1		875	920,937
Loxam SAS (France),
Sr. Sub. Notes, 144A
7.375%	01/24/20		B(d)	EUR	100	131,095
Manitowoc Co., Inc. (The),
Gtd. Notes
5.875%	10/15/22	(a)	B3		475	498,750
8.500%	11/01/20		B3		125	141,250
Mcron Finance Sub LLC/Mcron Finance Corp.,
Sr. Sec’d. Notes, 144A
8.375%	05/15/19		B1		350	386,750
Milacron LLC Mcron Finance Corp.,
Gtd. Notes
7.750%	02/15/21		Caa1		625	646,094
Rexel SA (France),
Sr. Unsec’d. Notes, 144A
5.250%	06/15/20		Ba3		875	885,938

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Machinery & Equipment (cont’d.)
Roper Industries, Inc.,
Sr. Unsec’d. Notes
1.850%	11/15/17		Baa2		470	$473,846
6.250%	09/01/19		Baa2		505	611,695
Terex Corp.,
Gtd. Notes
6.000%	05/15/21		B3		875	920,937
6.500%	04/01/20	(a)	B3		800	853,000

						8,871,666

Manufacturing
Koppers, Inc.,
Gtd. Notes
7.875%	12/01/19		B1		525	577,500
SPX Corp.,
Gtd. Notes
6.875%	09/01/17	(a)	Ba2		225	250,313
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. (Luxembourg),
Sr. Sec’d. Notes, 144A
8.750%	02/01/19	(a)	B1		425	420,750
Turlock Corp.,
Gtd. Notes, 144A
4.000%	11/02/32	(g)	Baa1		975	973,666

						2,222,229

Media — 0.8%
AMC Networks, Inc.,
Gtd. Notes
4.750%	12/15/22	(a)	B1		1,500	1,492,500
Arqiva Broadcast Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
9.500%	03/31/20		B3	GBP	250	393,159
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/20		Ba3		300	326,250
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	11/26/22	(g)	Baa1		860	857,563
6.100%	02/15/18	(g)	Baa1		380	449,862
CC Holdings GS V LLC,
Sr. Sec’d. Notes, 144A
3.849%	04/15/23	(a)(g)	Baa3		7,460	7,515,674
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.125%	02/15/23		B1		850	824,500
6.625%	01/31/22	(a)	B1		1,500	1,608,750
Central European Media Enterprises Ltd. (Bermuda),
Sec’d. Notes, 144A
11.625%	09/15/16		CCC(d)	EUR	575	762,863
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	09/15/20		B3		1,350	1,400,625
8.625%	11/15/17		B3		1,000	1,068,750
Cerved Technologies SpA (Italy),
Sr. Sec’d. Notes, 144A
6.375%	01/15/20		B2	EUR	50	189,432
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22	(a)	A3		2,285	2,337,941

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
6.950%	08/15/37		A3	3,499	$4,652,330
CSC Holdings LLC,
Sr. Unsec’d. Notes
6.750%	11/15/21	(a)	Ba3	250	280,313
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
1.750%	01/15/18		Baa2	1,580	1,561,694
2.400%	03/15/17	(a)	Baa2	5,040	5,169,342
Discovery Communications LLC,
Sr. Unsec’d. Notes
3.250%	04/01/23	(a)	Baa2	1,310	1,329,123
DISH DBS Corp.,
Gtd. Notes
5.875%	07/15/22	(a)	Ba2	600	629,250
6.750%	06/01/21	(a)	Ba2	350	388,500
7.125%	02/01/16		Ba2	175	194,469
7.875%	09/01/19	(a)	Ba2	1,100	1,303,500
Sr. Unsec’d. Notes, 144A
5.000%	03/15/23	(a)	Ba2	525	516,469
Global Generations Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
11.000%	12/15/20		Caa1	400	434,000
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18		Baa2	980	1,222,760
IAC/InterActiveCorp,
Gtd. Notes, 144A
4.750%	12/15/22		Ba1	775	757,563
LIN Television Corp.,
Gtd. Notes
8.375%	04/15/18		B3	800	871,000
MDC Partners, Inc. (Canada),
Gtd. Notes, 144A
6.750%	04/01/20		B3	675	681,750
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Unsec’d. Notes, 144A
6.375%	04/01/23		B3	450	466,875
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18		B3	425	428,188
Nara Cable Funding Ltd. (Ireland),
Sr. Sec’d. Notes, 144A
8.875%	12/01/18		B1	425	445,188
8.875%	12/01/18		B1	200	206,500
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19	(g)	A3	1,880	1,885,202
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23		A3	2,930	2,904,228
5.150%	04/30/20		A3	2,860	3,389,560
News America, Inc.,
Gtd. Notes
6.150%	03/01/37		Baa1	3,319	3,894,216
6.400%	12/15/35		Baa1	1,960	2,369,021
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
7.750%	10/15/18		B2	450	499,500
Gtd. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
4.500%	10/01/20		B2		625	$624,219
Polish Television Holding BV (Netherlands),
Sr. Sec’d. Notes, 144A
11.250%	05/15/17		B-(d)	EUR	425	585,647
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
8.750%	04/01/15		B1		750	834,375
Starz LLC/Starz Finance Corp.,
Gtd. Notes
5.000%	09/15/19	(a)	Ba2		425	437,750
Gtd. Notes, 144A
5.000%	09/15/19		Ba2		225	231,750
TCM Sub LLC,
Gtd. Notes, 144A
3.550%	01/15/15	(g)	Baa1		1,590	1,652,869
Time Warner Cable, Inc.,
Gtd. Notes
5.500%	09/01/41		Baa2		2,245	2,307,088
Truven Health Analytics, Inc.,
Sr. Unsec’d. Notes, 144A
10.625%	06/01/20		Caa1		225	256,219
TVN Finance Corp II AB (Sweden),
Gtd. Notes, 144A
10.750%	11/15/17		B1	EUR	525	735,223
Videotron Ltee (Canada),
Gtd. Notes
5.000%	07/15/22	(a)	Ba2		600	609,000
9.125%	04/15/18		Ba2		75	78,797
Gtd. Notes, 144A
6.875%	07/15/21		Ba2	CAD	475	516,686
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
1.100%	12/01/17	(a)	A2		4,600	4,596,858
Wideopenwest Finance LLC/Wideopenwest Capital Corp.,
Gtd. Notes, 144A
10.250%	07/15/19		Caa1		575	639,688

						69,814,579

Medical Supplies & Equipment — 0.1%
Biomet, Inc.,
Gtd. Notes, 144A
6.500%	08/01/20	(a)	B3		1,025	1,087,781
DaVita, Inc.,
Gtd. Notes
6.375%	11/01/18	(a)	B2		225	239,344
6.625%	11/01/20	(a)	B2		1,575	1,705,922
Hologic, Inc.,
Gtd. Notes
6.250%	08/01/20		B2		325	345,719
Kinetic Concepts, Inc./KCI USA, Inc.,
Gtd. Notes
12.500%	11/01/19		Caa1		250	247,187
Sec’d. Notes
10.500%	11/01/18		B3		500	541,250
Universal Hospital Services, Inc.,
Sec’d. Notes
7.625%	08/15/20		B3		300	322,875
Sec’d. Notes, 144A
7.625%	08/15/20		B+(d)		275	295,625

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Medical Supplies & Equipment (cont’d.)
Voyage Care Bondco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	08/01/18		B2	GBP	100	$154,605

						4,940,308

Metals & Mining — 0.4%
Adaro Indonesia PT (Indonesia),
Gtd. Notes
7.625%	10/22/19		Ba1		500	541,250
Gtd. Notes, 144A
7.625%	10/22/19		Ba1		250	270,625
AK Steel Corp.,
Gtd. Notes
7.625%	05/15/20		B3		450	393,750
Aleris International, Inc.,
Gtd. Notes
7.875%	11/01/20		B2		350	372,750
Algoma Acquisition Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.875%	06/15/15		Caa2		175	142,188
ALROSA Finance SA (Luxembourg),
Gtd. Notes, 144A
7.750%	11/03/20		Ba3		500	585,475
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.750%	08/05/20		Ba1		250	263,750
6.000%	03/01/21	(a)	Ba1		525	551,963
6.125%	06/01/18		Ba1		825	891,000
6.750%	02/25/22	(a)	Ba1		225	245,894
10.350%	06/01/19	(a)	Ba1		450	568,259
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
3.250%	11/21/21	(a)	A1		1,070	1,130,329
Codelco, Inc. (Chile),
Sr. Unsec’d. Notes, 144A
7.500%	01/15/19	(g)	A1		115	144,682
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17	(a)	B1		100	108,000
8.250%	04/01/20	(a)	B1		600	664,500
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.000%	07/17/22		A1		3,300	3,259,410
4.250%	07/17/42		A1		200	183,666
5.625%	09/21/35		A1		200	223,413
6.150%	10/24/36		A1		200	238,796
Sr. Unsec’d. Notes, 144A
3.000%	07/17/22		A1		200	195,400
DTEK Finance BV (Netherlands),
Gtd. Notes
9.500%	04/28/15		B3		685	720,963
Eldorado Gold Corp. (Canada),
Sr. Unsec’d. Notes, 144A
6.125%	12/15/20		Ba3		1,725	1,789,688
Ferrexpo Finance PLC (United Kingdom),
Gtd. Notes
7.875%	04/07/16		Caa1		650	648,375
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
7.000%	11/01/15		B1	875	$916,563
Foresight Energy LLC/Foresight Energy Corp.,
Gtd. Notes, 144A
9.625%	08/15/17		Caa1	775	838,937
JMC Steel Group,
Sr. Notes, 144A
8.250%	03/15/18	(a)	B3	675	715,500
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
4.450%	11/15/21	(a)(g)	Baa2	1,835	1,934,439
Novelis, Inc. (Canada),
Gtd. Notes
8.750%	12/15/20		B2	425	479,188
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18		Ba1	400	425,000
6.250%	11/15/21	(a)	Ba1	350	364,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.,
Gtd. Notes
8.250%	04/15/18		B2	750	795,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes
8.375%	06/01/20		B2	700	735,000
Ryerson, Inc.,
Gtd. Notes, 144A
11.250%	10/15/18	(a)	Caa3	1,575	1,634,063
Sr. Sec’d. Notes, 144A
9.000%	10/15/17		Caa2	1,125	1,229,063
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.250%	02/15/18		B3	550	595,375
Severstal JSC Via Steel Capital SA (Russia),
Sr. Unsec’d. Notes
6.250%	07/26/16		Ba1	200	213,000
Severstal OAO Via Steel Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.700%	10/25/17		Ba1	500	543,750
Sr. Unsec’d. Notes, 144A
4.450%	03/19/18		Ba1	200	197,965
5.900%	10/17/22		Ba1	880	875,600
Southern Copper Corp.,
Sr. Unsec’d. Notes
5.375%	04/16/20		Baa2	150	170,316
7.500%	07/27/35		Baa2	320	383,934
Steel Dynamics, Inc.,
Gtd. Notes, 144A
6.125%	08/15/19		Ba2	300	324,000
TMK OAO Via TMK Capital SA (Luxembourg),
Sr. Unsec’d. Notes
7.750%	01/27/18		B1	900	949,500
United States Steel Corp.,
Sr. Unsec’d. Notes
6.875%	04/01/21		B1	525	539,438
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
4.375%	01/11/22	(a)	Baa2	2,245	2,303,473
Valmont Industries, Inc.,
Gtd. Notes
6.625%	04/20/20		Baa3	640	757,839

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21	(a)	Ba3	425	$500,438

					32,555,507

Office Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19	(a)	B3	1,150	1,283,687
Sr. Sec’d. Notes
8.000%	12/15/18	(a)	Ba3	1,775	1,979,125
Mead Products LLC/ACCO Brands Corp.,
Gtd. Notes, 144A
6.750%	04/30/20		B1	350	373,625
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17		Baa2	1,755	1,807,548
6.350%	05/15/18		Baa2	2,440	2,859,682
6.750%	02/01/17		Baa2	400	461,591

					8,765,258

Oil & Gas — 1.6%
Afren PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.500%	02/01/16		B(d)	400	474,000
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17		Baa3	2,590	3,091,455
Antero Resources Finance Corp.,
Gtd. Notes
7.250%	08/01/19		B2	1,650	1,788,187
Gtd. Notes, 144A
6.000%	12/01/20	(a)	B2	550	574,750
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20		Ba3	450	489,375
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.375%	09/15/22		B1	775	823,437
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	(a)	B1	1,025	1,073,687
7.625%	10/01/19	(a)	B1	875	929,687
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.700%	05/15/17		Baa1	435	507,949
Carrizo Oil & Gas, Inc.,
Gtd. Notes
7.500%	09/15/20		B3	475	507,063
Chesapeake Energy Corp.,
Gtd. Notes
3.250%	03/15/16		Ba3	650	657,313
5.375%	06/15/21		Ba3	675	677,531
5.750%	03/15/23		Ba3	675	684,281
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes, 144A
6.625%	11/15/19		Ba3	200	206,000
China Resources Gas Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
4.500%	04/05/22		Baa1	500	$543,207
Clayton Williams Energy, Inc.,
Gtd. Notes
7.750%	04/01/19		B3	925	930,781
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19		B3	50	52,750
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23		B1	625	648,437
7.000%	01/15/21		B1	150	165,000
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22	(a)	Ba2	425	451,563
COSL Finance BVI Ltd. (British Virgin Islands),
Gtd. Notes, 144A
3.250%	09/06/22		A3	200	195,085
ENN Energy Holdings Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A
6.000%	05/13/21		Baa3	700	814,076
Ensco PLC (United Kingdom),
Sr. Unsec’d. Notes
3.250%	03/15/16		Baa1	1,130	1,203,587
EPL Oil & Gas, Inc.,
Gtd. Notes
8.250%	02/15/18		Caa1	100	106,250
Gtd. Notes, 144A
8.250%	02/15/18		Caa1	325	344,500
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21	(a)	Baa3	2,375	2,516,403
8.125%	06/01/19		Baa3	3,145	3,904,231
Exterran Partners LP,
Gtd. Notes
6.000%	04/01/21		B2	450	448,313
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
3.875%	07/15/22	(g)	Baa2	780	836,854
Frac Tech Services LLC/Frac Tech Finance, Inc.,
Gtd. Notes, 144A
8.125%	11/15/18		Ba3	600	628,500
Gaz Capital SA (Luxembourg),
Sr. Unsec’d. Notes
7.288%	08/16/37		Baa1	3,025	3,660,250
Gazprom Neft OAO Via GPN Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
4.375%	09/19/22		Baa3	210	209,587
Gazprom OAO Via Gaz Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
4.950%	05/23/16	(g)	Baa1	1,190	1,273,110
5.999%	01/23/21		Baa1	250	280,000
GeoPark Latin America Ltd. Agencia en Chile (Bermuda),
Sr. Sec’d. Notes, 144A
7.500%	02/11/20		B(d)	455	473,200
Hess Corp.,
Sr. Unsec’d. Notes
8.125%	02/15/19		Baa2	100	129,153
Indo Energy Finance II BV (Netherlands),
Gtd. Notes, 144A

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
6.375%	01/24/23		B1	200	$205,500
KazMunayGas National Co. (Kazakhstan),
Gtd. Notes
7.000%	05/05/20		Baa3	1,575	1,874,250
9.125%	07/02/18		Baa3	600	755,928
Sr. Unsec’d. Notes
6.375%	04/09/21		Baa3	200	232,750
Key Energy Services, Inc.,
Gtd. Notes
6.750%	03/01/21	(a)	B1	300	312,750
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.000%	10/27/16	(g)	A1	300	325,449
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22		B3	550	602,250
9.500%	02/15/19		B3	125	141,250
Lukoil International Finance BV (Netherlands),
Gtd. Notes
7.250%	11/05/19		Baa2	480	576,384
Mega Advance Investments Ltd. (British Virgin Islands),
Gtd. Notes, 144A
5.000%	05/12/21		Baa1	700	794,205
Murphy Oil Corp.,
Sr. Unsec’d. Notes
4.000%	06/01/22		Baa3	2,935	2,926,180
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21		Baa2	4,630	4,832,627
9.250%	01/15/19		Baa2	700	900,327
National Gas Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
6.050%	01/15/36	(g)	Baa1	100	107,000
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.750%	01/30/22		Ba1	150	160,500
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		Baa2	1,785	1,962,522
6.000%	03/01/41		Baa2	2,675	3,193,605
Noble Holding International Ltd. (Cayman Islands),
Gtd. Notes
5.250%	03/15/42	(a)	Baa2	3,385	3,405,022
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20		Ba1	1,070	1,056,249
Offshore Group Investment Ltd. (Cayman Islands),
Sr. Sec’d. Notes
7.125%	04/01/23		B3	400	409,000
Pacific Rubiales Energy Corp. (Canada),
Sr. Unsec’d. Notes
5.125%	03/28/23		Ba2	540	544,860
Parker Drilling Co.,
Gtd. Notes
9.125%	04/01/18	(a)	B1	650	708,500
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	02/15/20		Ba3	700	770,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
PDC Energy, Inc.,
Gtd. Notes, 144A
7.750%	10/15/22	(a)	B3	1,125	$1,192,500
Pemex Project Funding Master Trust,
Gtd. Notes
6.625%	06/15/35		Baa1	575	688,563
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42		Baa3	500	510,807
Sr. Unsec’d. Notes, 144A
6.000%	05/03/42		Baa3	600	612,000
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21		A3	375	404,622
5.750%	01/20/20		A3	3,405	3,750,182
5.875%	03/01/18		A3	750	842,116
6.750%	01/27/41		A3	600	678,176
6.875%	01/20/40		A3	200	228,736
7.875%	03/15/19		A3	405	492,740
Petrohawk Energy Corp.,
Gtd. Notes
7.250%	08/15/18	(a)	Baa3	545	609,825
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17		B+(d)	317	275,084
5.375%	04/12/27		B+(d)	380	262,200
8.500%	11/02/17		B+(d)	10,575	10,284,188
12.750%	02/17/22		NR	1,100	1,243,000
Sr. Unsec’d. Notes
5.000%	10/28/15		NR	396	365,053
5.125%	10/28/16		NR	11,694	10,320,070
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		Baa1	2,960	3,278,200
5.500%	01/21/21		Baa1	1,600	1,836,000
5.500%	06/27/44		Baa1	3,700	3,816,550
6.000%	03/05/20		Baa1	900	1,062,000
6.500%	06/02/41		Baa1	5,860	6,900,150
Gtd. Notes, 144A
3.500%	01/30/23		Baa1	2,160	2,154,600
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19		Baa3	340	444,550
Petroleum Geo-Services ASA (Norway),
Gtd. Notes, 144A
7.375%	12/15/18	(a)	Ba2	650	711,750
Petrologistics LP Petrologistics Finance Corp.,
Gtd. Notes
6.250%	04/01/20		B2	325	327,031
Phillips 66,
Gtd. Notes
4.300%	04/01/22		Baa1	1,315	1,443,558
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22		Baa3	2,095	2,187,440
7.500%	01/15/20		Baa3	150	190,835
Precision Drilling Corp. (Canada),
Gtd. Notes
6.500%	12/15/21	(a)	Ba1	100	106,750

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
6.625%	11/15/20		Ba1	525	$560,438
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	(a)	Ba1	1,475	1,511,875
Range Resources Corp.,
Gtd. Notess2
5.000%	08/15/22		Ba3	400	408,000
Gtd. Notes, 144A
5.000%	03/15/23		Ba3	500	511,250
RDS Ultra-Deepwater Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
11.875%	03/15/17		B3	290	322,625
Reliance Holdings USA, Inc.,
Gtd. Notes, 144A
4.500%	10/19/20	(g)	Baa2	410	429,790
5.400%	02/14/22		Baa2	1,250	1,393,381
6.250%	10/19/40		Baa2	300	331,265
Rosneft Oil Co. via Rosneft International Finance Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
4.199%	03/06/22		Baa1	205	203,206
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22		Baa3	730	793,505
5.000%	09/01/17	(a)	Baa3	1,290	1,437,865
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16		B1	225	248,625
Sr. Sec’d. Notes, 144A
6.500%	11/01/20	(a)	B1	650	684,125
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		B2	225	234,000
7.500%	02/15/23	(a)	B2	275	285,313
SESI LLC,
Gtd. Notes
6.375%	05/01/19		Ba2	275	295,625
7.125%	12/15/21	(a)	Ba2	975	1,090,781
Sibur Securities Ltd. (Ireland),
Gtd. Notes, 144A
3.914%	01/31/18		Ba1	860	844,624
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21	(a)	B1	200	218,500
6.500%	01/01/23		B1	275	301,125
6.625%	02/15/19		B1	625	670,313
Swift Energy Co.,
Gtd. Notes
7.875%	03/01/22	(a)	B3	850	888,250
8.875%	01/15/20	(a)	B3	825	896,156
Gtd. Notes, 144A
7.875%	03/01/22		B3	25	26,125
Talent Yield Investments Ltd. (British Virgin Islands),
Gtd. Notes, 144A
4.500%	04/25/22		Baa1	500	548,336
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/01/21	(a)	Baa2	1,155	1,201,161
TNK-BP Finance SA (Luxembourg),
Gtd. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
7.250%	02/02/20		Baa2		359	$430,800
Transocean, Inc. (Cayman Islands),
Gtd. Notes
2.500%	10/15/17		Baa3		2,455	2,486,068
5.050%	12/15/16		Baa3		505	561,104
Weatherford International Ltd. (Bermuda),
Gtd. Notes
6.750%	09/15/40		Baa2		1,330	1,465,297
9.625%	03/01/19		Baa2		655	855,463
Western Refining, Inc.,
Gtd. Notes, 144A
6.250%	04/01/21		B2		475	485,688
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22		Ba1		650	680,875

						139,617,490

Paper & Forest Products — 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp.,
Gtd. Notes, 144A
6.375%	11/01/20		B2		375	397,969
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20		Ba3		375	417,187
Boise Paper Holdings LLC/Boise Finance Co.,
Gtd. Notes
9.000%	11/01/17		Ba3		75	80,813
Cascades, Inc. (Canada),
Gtd. Notes
7.750%	12/15/17		Ba3		750	796,875
7.875%	01/15/20	(a)	Ba3		775	833,125
Clearwater Paper Corp.,
Gtd. Notes
7.125%	11/01/18		Ba2		311	338,213
Gtd. Notes, 144A
4.500%	02/01/23		Ba2		775	759,500
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	(a)	Baa3		4,295	4,834,555
Mercer International, Inc.,
Gtd. Notes
9.500%	12/01/17		B3		450	491,625
PH Glatfelter Co.,
Gtd. Notes
05.375%	10/15/20		Ba1		600	628,500
Sappi Papier Holding GmbH (Austria),
Sr. Sec’d. Notes, 144A
6.625%	04/15/21	(a)	Ba2		600	619,500
7.750%	07/15/17		Ba2		500	552,500
8.375%	06/15/19		Ba2		225	249,750

						11,000,112

Pharmaceuticals — 0.2%
Capsugel Financeco SCA (Luxembourg),
Gtd. Notes, 144A
9.875%	08/01/19		Caa1	EUR	1,425	2,054,972
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	(a)	Baa3		540	570,442

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pharmaceuticals (cont’d.)
3.900%	02/15/22	(a)	Baa3	3,895	$4,178,903
6.250%	06/15/14		BBB+(d)	535	569,504
Glaxosmithkline Capital, Inc.,
Gtd. Notes
2.800%	03/18/23		A1	3,250	3,269,978
McKesson Corp.,
Sr. Unsec’d. Notes
1.400%	03/15/18		Baa2	2,240	2,240,524
Sky Growth Acquisition Corp.,
Gtd. Notes, 144A
7.375%	10/15/20		Caa1	275	290,813
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.375%	10/15/20		B1	150	158,156
VPI Escrow Corp.,
Gtd. Notes, 144A
6.375%	10/15/20	(a)	B1	500	526,875
Watson Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22	(a)	Baa3	2,930	2,970,109
4.625%	10/01/42		Baa3	525	529,612

					17,359,888

Pipelines — 0.5%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland),
Sr. Unsec’d. Notes
8.700%	08/07/18		Baa1	500	637,625
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23		Baa2	2,295	2,252,476
5.750%	09/15/19		Baa2	520	601,800
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.875%	02/01/21		Baa3	1,485	1,591,206
Crosstex Energy LP/Crosstex Energy Finance Corp.,
Gtd. Notes
8.875%	02/15/18		B2	450	487,125
Sr. Unsec’d. Notes, 144A
7.125%	06/01/22		B2	300	318,000
DCP Midstream Operating LP,
Gtd. Notes
2.500%	12/01/17		Baa3	840	852,773
3.250%	10/01/15		Baa3	570	593,677
Sr. Unsec’d. Notes
3.875%	03/15/23		Baa3	1,430	1,437,729
El Paso Corp.,
Sr. Sec’d. Notes, MTN
7.800%	08/01/31		Ba2	125	138,948
8.250%	02/15/16		Ba2	75	83,002
El Paso LLC,
Sr. Sec’d. Notes, MTN
7.750%	01/15/32		Ba2	450	503,621
El Paso Natural Gas Co. LLC,
Sr. Unsec’d. Notes
5.950%	04/15/17		Baa1	62	71,953
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23	(a)	Baa3	2,380	2,368,383
5.200%	02/01/22	(a)	Baa3	2,110	2,368,979

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
Enogex LLC,
Sr. Unsec’d. Notes, 144A
6.250%	03/15/20	(g)	Baa3	375	$424,313
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23	(a)	Baa1	2,990	3,044,965
5.950%	02/01/41		Baa1	1,530	1,772,494
Gulf South Pipeline Co. LP,
Sr. Unsec’d. Notes
4.000%	06/15/22		Baa1	295	311,380
Inergy Midstream LP/NRGM Finance Corp.,
Gtd. Notes, 144A
6.000%	12/15/20	(a)	B1	175	182,000
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.450%	02/15/23		Baa2	1,065	1,076,404
3.950%	09/01/22	(a)	Baa2	2,120	2,252,506
Kinder Morgan Finance Co. LLC,
Sr. Sec’d. Notes, 144A
6.000%	01/15/18		Ba2	700	774,632
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		Baa2	110	121,554
6.550%	07/15/19		Baa2	630	776,457
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
4.500%	07/15/23	(a)	Ba3	1,150	1,125,563
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22		Baa2	2,300	2,442,690
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.850%	01/31/23	(a)	Baa2	1,500	1,475,981
5.750%	01/15/20		Baa2	850	1,020,815
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.500%	04/15/23		B1	300	321,000
6.875%	12/01/18		B1	275	299,750
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.000%	01/15/19	(a)	Ba2	575	563,500
6.850%	07/15/18		Ba2	50	51,125
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23	(a)	Baa2	3,115	3,125,516
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.375%	08/01/22	(a)	Ba3	575	628,187
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22		A3	1,390	1,354,943
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22		Baa3	2,290	2,368,907
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23	(a)	Baa3	2,025	2,010,236

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22	(a)	Baa2	1,455	$1,438,918
4.125%	11/15/20		Baa2	1,460	1,575,292
6.300%	04/15/40		Baa2	680	791,213

					45,637,638

Real Estate — 0.1%
BR Malls International Finance Ltd. (Brazil),
Gtd. Notes, 144A
8.500%	01/29/49		Ba1	560	613,900
BR Properties SA (Brazil),
Gtd. Notes, 144A
9.000%	10/29/49		Ba3	400	440,600
CB Richard Ellis Services, Inc.,
Gtd. Notes
11.625%	06/15/17		Ba2	150	161,437
CBRE Services, Inc.,
Gtd. Notes
5.000%	03/15/23		Ba1	800	809,000
Central China Real Estate Ltd. (Cayman Islands),
Sec’d. Notes
12.250%	10/20/15		B1	1,250	1,371,875
Corrections Corp. Of America,
Gtd. Notes
4.625%	05/01/23		Ba1	475	486,281
Country Garden Holdings Co. Ltd. (Cayman Islands),
Gtd. Notes
10.500%	08/11/15		Ba3	400	447,802
11.125%	02/23/18		Ba3	400	460,000
Gtd. Notes, 144A
7.500%	01/10/23		Ba3	385	393,201
11.125%	02/23/18		Ba3	500	575,000
Emaar Sukuk Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, MTN
8.500%	08/03/16		B1	650	743,535
Forest City Enterprises, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/18		B3	212	234,657
Greentown China Holdings Ltd. (Cayman Islands),
Gtd. Notes
8.500%	02/04/18		B3	650	665,626
Kaisa Group Holdings Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A
8.875%	03/19/18		B1	625	635,248
KWG Property Holding Ltd. (Cayman Islands),
Gtd. Notes
12.500%	08/18/17		B1	273	309,569
12.750%	03/30/16		B1	600	675,535
13.250%	03/22/17		B1	327	388,640
Realogy Group LLC,
Sr. Sec’d. Notes, 144A
9.000%	01/15/20	(a)	Caa1	125	145,313
Regency Centers LP,
Gtd. Notes
6.000%	06/15/20		Baa2	315	371,102
Sun Hung Kai Properties Capital Market Ltd. (Cayman Islands),
Gtd. Notes, MTN
4.500%	02/14/22		A1	400	431,280

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate (cont’d.)
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
3.375%	10/03/22	(g)	A2	1,330	$1,353,419

					11,713,020

Real Estate Investment Trusts — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
4.700%	03/15/22	(a)	Baa3	2,690	2,923,441
5.900%	11/01/21		Baa3	1,910	2,237,970
7.250%	05/15/19		Baa3	2,179	2,697,715
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/22		Baa1	1,250	1,229,791
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22		Baa2	2,360	2,352,545
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17		Baa2	840	923,023
Host Hotels & Resorts LP,
Gtd. Notes
6.750%	06/01/16		Baa3	169	172,169
Sr. Unsec’d. Notes
3.750%	10/15/23		Baa3	660	662,581
Unsub. Notes
5.875%	06/15/19		Baa3	300	329,625
iStar Financial, Inc.,
Sr. Unsec’d. Notes
7.125%	02/15/18		B3	450	471,375
Kilroy Realty LP,
Gtd. Notes
4.800%	07/15/18		Baa3	1,165	1,299,757
6.625%	06/01/20		Baa3	670	811,537
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.375%	02/15/22		Ba1	250	268,125
6.875%	05/01/21		Ba1	325	352,625
Omega Healthcare Investors, Inc.,
Gtd. Notes
5.875%	03/15/24		Ba1	650	692,250
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19		Ba1	125	143,750
ProLogis LP,
Gtd. Notes
4.500%	08/15/17		Baa2	1,230	1,352,258
6.625%	12/01/19		Baa2	650	786,689
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
2.000%	02/15/18		Baa2	895	900,072
3.250%	08/15/22	(a)	Baa2	1,050	1,045,157
4.000%	04/30/19	(a)	Baa2	965	1,053,142
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.500%	04/15/23		Baa2	715	711,445

					23,417,042

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Retail & Merchandising — 0.2%
99 Cents Only Stores,
Gtd. Notes
11.000%	12/15/19		Caa1		675	$774,563
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19		Caa1		725	817,437
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
7.000%	05/20/22	(a)	Ba2		575	625,313
Arcos Dorados Holdings, Inc. (British Virgin Islands),
Gtd. Notes, 144A
10.250%	07/13/16		Ba2	BRL	500	255,969
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/16		Baa2		250	250,000
CDR DB Sub, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/15/20		Caa2		500	513,750
CKE Restaurants, Inc.,
Sec’d. Notes
11.375%	07/15/18		B2		340	394,400
Claire’s Stores, Inc.,
Gtd. Notes, PIK
9.625%	06/01/15		Caa2		180	181,765
Sr. Sec’d. Notes, 144A
6.125%	03/15/20	(a)	B2		250	256,250
9.000%	03/15/19		B2		950	1,073,500
Coinstar, Inc.,
Gtd. Notes, 144A
6.000%	03/15/19		Ba3		325	332,313
Europcar Groupe SA (France),
Sec’d. Notes, 144A
11.500%	05/15/17		Caa1	EUR	850	1,205,561
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21		B2		1,775	1,832,687
Fiesta Restaurant Group,
Sec’d. Notes
8.875%	08/15/16		B2		300	325,500
Jo-Ann Stores Holdings, Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.750%	10/15/19	(a)	Caa1		600	630,000
Jo-Ann Stores, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19	(a)	Caa1		475	496,375
New Academy Finance Co. LLC/New Academy Finance Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.000%	06/15/18	(a)	Caa1		750	776,250
Pantry, Inc. (The),
Gtd. Notes, 144A
8.375%	08/01/20	(a)	Caa1		300	321,750
Party City Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	08/01/20	(a)	Caa1		1,175	1,289,563
Phillips-Van Heusen Corp.,
Sr. Unsec’d. Notes
4.500%	12/15/22	(a)	Ba3		400	394,000
7.375%	05/15/20		Ba3		150	167,250

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Retail & Merchandising (cont’d.)
QVC, Inc.,
Sr. Sec’d. Notes, 144A
7.125%	04/15/17		Ba2		25	$25,891
7.500%	10/01/19		Ba2		540	596,786
RadioShack Corp.,
Gtd. Notes
6.750%	05/15/19		Caa2		450	326,250
Sr. Unsec’d. Notes, 144A
2.500%	08/01/13		Caa2		325	316,875
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	(a)	Caa2		1,425	1,608,469
Sr. Unsec’d. Notes
7.700%	02/15/27	(a)	Caa2		600	582,000
Shearer’s Foods LLC/Chip Fin Corp.,
Sr. Sec’d. Notes, 144A
9.000%	11/01/19		B3		300	328,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
7.375%	03/15/20		Ba3		100	108,000
7.375%	08/01/21		Ba3		650	716,625
Wok Acquisition Corp.,
Gtd. Notes, 144A
10.250%	06/30/20	(a)	Caa1		525	561,750

						18,085,342

Schools
Nord Anglia Education UK Holdings PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
10.250%	04/01/17		B2		700	782,250

Semiconductors
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
6.500%	05/15/19	(a)	B1		450	484,875

Software
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19		Caa1		425	460,063
Fidelity National Information Services, Inc.,
Gtd. Notes
7.625%	07/15/17		Baa3		350	374,500
7.875%	07/15/20		Baa3		125	140,937
Infor US, Inc.,
Gtd. Notes
10.000%	04/01/19		Caa1	EUR	675	969,082
Lawson Software, Inc.,
Gtd. Notes
9.375%	04/01/19	(a)	Caa1		575	651,906
MedAssets, Inc.,
Gtd. Notes
8.000%	11/15/18		B3		225	245,813
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20		Ba3		450	455,625

						3,297,926

Telecommunications — 0.8%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
7.875%	12/15/19		Ba2	500	$546,250
Altice Finco SA (Luxembourg),
Sr. Notes, 144A
9.875%	12/15/20		B2	950	1,066,665
AT&T, Inc.,
Sr. Unsec’d. Notes
2.950%	05/15/16		A3	1,465	1,549,933
6.300%	01/15/38		A3	3,255	3,904,512
Bharti Airtel International Netherlands BV (Netherlands),
Gtd. Notes, 144A
5.125%	03/11/23		BB+(d)	600	605,779
Centurylink, Inc.,
Sr. Unsec’d. Notes
5.625%	04/01/20		Ba2	975	996,937
Colombia Telecomunicaciones SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.375%	09/27/22		BB(d)	480	480,295
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19	(a)	B3	1,275	1,383,375
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20	(a)	Caa1	775	773,063
Crown Castle International Corp.,
Sr. Unsec’d. Notes
5.250%	01/15/23	(a)	B1	900	915,750
7.125%	11/01/19	(a)	B1	1,000	1,092,500
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
6.113%	01/15/20	(g)	A2	3,409	4,170,560
Digicel Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20		Caa1	200	212,000
10.500%	04/15/18	(a)	Caa1	2,080	2,314,000
Digicel Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
6.000%	04/15/21		B1	200	199,000
Eileme 2 AB (Sweden),
Sr. Sec’d. Notes, 144A
11.625%	01/31/20	(a)	B3	800	932,000
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		B2	400	375,000
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21		B3	610	697,687
Sr. Sec’d. Notes
6.500%	06/15/19		Ba3	675	740,813
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
7.375%	12/01/17		Ba2	850	905,250
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20	(a)	B3	700	769,125
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
6.750%	06/01/18		Caa3	200	206,000
8.125%	06/01/23		Caa3	375	381,094
Sr. Unsec’d. Notes

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
7.750%	06/01/21		Caa3		750	$763,125
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
11.875%	02/01/19	(a)	Caa2		325	381,063
Sr. Unsec’d. Notes, 144A
8.875%	06/01/19		Caa2		175	191,187
Level 3 Financing, Inc.,
Gtd. Notes
8.625%	07/15/20	(a)	B3		900	1,003,500
9.375%	04/01/19		B3		625	700,750
Gtd. Notes, 144A
7.000%	06/01/20		B3		100	104,750
Matterhorn Midco & Cy SCA (Luxembourg),
Gtd. Notes, 144A
7.750%	02/15/20		Caa1	EUR	600	785,648
Matterhorn Mobile SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.750%	05/15/19		B1	CHF	350	393,100
MetroPCS Wireless, Inc.,
Gtd. Notes, 144A
6.250%	04/01/21	(a)	B1		950	966,625
Mobile Challenger Intermediate Group SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
8.750%	03/15/19		B-(d)	CHF	150	159,986
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
3.500%	03/01/23	(a)	Baa2		1,450	1,458,552
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	(a)	Caa1		2,235	1,609,200
8.875%	12/15/19	(a)	Caa1		981	738,203
10.000%	08/15/16	(a)	Caa1		561	503,497
Oi SA (Brazil),
Sr. Unsec’d. Notes, 144A
9.750%	09/15/16		Baa3	BRL	300	154,027
PAETEC Holding Corp.,
Gtd. Notes
9.875%	12/01/18		NR		175	200,813
Qwest Corp.,
Sr. Unsec’d. Notes
7.500%	10/01/14		Baa3		50	54,498
Sable International Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.750%	02/15/17		Ba2		125	132,813
8.750%	02/01/20	(a)	Ba2		400	452,000
SBA Telecommunications, Inc.,
Gtd. Notes
8.250%	08/15/19		B1		432	476,280
SBA Tower Trust,
Mortgage, 144A
2.933%	12/15/17	(g)	A2		685	715,352
4.254%	04/15/15	(g)	A2		1,615	1,708,890
SES (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23	(g)	Baa2		1,665	1,680,734
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	(a)	B3		1,825	1,866,063
8.750%	03/15/32	(a)	B3		525	626,063

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Sprint Nextel Corp.,
Gtd. Notes, 144A
9.000%	11/15/18		Ba3		1,600	$1,978,000
Sr. Unsec’d. Notes
6.000%	11/15/22	(a)	B3		700	719,250
9.125%	03/01/17	(a)	B3		750	886,875
11.500%	11/15/21		B3		300	420,000
Sunrise Communications International SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.625%	12/31/17		NR	CHF	400	430,844
7.000%	12/31/17		Ba3	EUR	750	1,028,688
Syniverse Holdings, Inc.,
Gtd. Notes
9.125%	01/15/19		Caa1		500	548,750
Telecom Italia Capital SA (Luxembourg),
Gtd. Notes
5.250%	11/15/13		Baa3		565	576,776
5.250%	10/01/15		Baa3		765	807,090
6.175%	06/18/14		Baa3		2,895	3,028,662
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.992%	02/16/16		Baa2		3,715	3,872,293
Telenet Finance V Luxembourg SCA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.250%	08/15/22		B1	EUR	225	294,186
tw telecom holdings, Inc.,
Gtd. Notes
5.375%	10/01/22		B1		300	312,750
UPC Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
6.750%	03/15/23		B2	CHF	350	369,614
UPCB Finance V Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21		Ba3		300	331,500
UPCB Finance VI Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22	(a)	Ba3		350	380,625
ViaSat, Inc.,
Gtd. Notes
6.875%	06/15/20		B1		550	589,875
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland),
Sr. Unsec’d. Notes
7.748%	02/02/21		Ba3		1,150	1,288,000
Sr. Unsec’d. Notes, 144A
7.748%	02/02/21		Ba3		450	504,000
VimpelCom Holdings BV (Netherlands),
Gtd. Notes
7.504%	03/01/22		Ba3		350	389,480
Gtd. Notes, 144A
5.200%	02/13/19		Ba3		290	292,149
7.504%	03/01/22		Ba3		225	250,380
Virgin Media Sec’d. Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	01/15/21		Baa3		615	644,027
West Corp.,
Gtd. Notes
7.875%	01/15/19		B3		550	585,750
8.625%	10/01/18		B3		300	325,500

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Wind Acquisition Finance SA (Luxembourg),
Sec’d. Notes, 144A
11.750%	07/15/17		B3		1,350	$1,431,000
Sr. Sec’d. Notes, 144A
7.250%	02/15/18	(a)	Ba3		450	468,563
7.250%	02/15/18		Ba3		300	311,625
Windstream Corp.,
Gtd. Notes
7.875%	11/01/17	(a)	B1		575	656,938

						66,767,497

Tobacco — 0.1%
Imperial Tobacco Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	02/11/23	(g)	Baa3		2,540	2,562,454
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		Baa2		1,275	1,260,585
6.750%	06/15/17		Baa2		385	463,390
7.625%	06/01/16		Baa2		595	708,634

						4,995,063

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22		A3		1,025	1,047,336
5.050%	03/01/41		A3		585	632,894
Florida East Coast Holdings Corp.,
Sr. Unsec’d. Notes, PIK
10.500%	08/01/17		Caa3		3	3,283
Florida East Coast Railway Corp.,
Sr. Sec’d. Notes
8.125%	02/01/17		B3		375	402,187
Gategroup Finance Luxembourg SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
6.750%	03/01/19		B1	EUR	350	450,892
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	07/15/16		Baa2		1,420	1,503,879
4.850%	06/01/21		Baa2		635	678,666
Kansas City Southern de Mexico SA de CV (Mexico),
Sr. Unsec’d. Notes
6.125%	06/15/21		Ba1		1,225	1,384,250
6.625%	12/15/20		Ba1		100	113,500
8.000%	02/01/18		Ba1		225	245,813
Kazakhstan Temir Zholy Finance BV (Netherlands),
Gtd. Notes, 144A
6.375%	10/06/20		Baa3		1,500	1,751,250
6.950%	07/10/42		Baa3		200	234,000
Maxim Crane Works LP,
Sec’d. Notes, 144A
12.250%	04/15/15		Caa2		100	104,750
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/41	(a)	Baa1		1,385	1,509,581

						10,062,281

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Utilities — 0.2%
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/39	(g)	Baa3		755	$865,025
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36		Baa2		640	799,113
Calpine Construction Finance Co. LP/CCFC Finance Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/01/16		Ba3		350	367,063
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.600%	01/27/20	(g)	Aa3		1,150	1,279,663
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	(a)	Baa2		1,925	2,235,441
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18		Baa3		1,045	1,056,833
4.250%	03/15/23	(a)	Baa3		3,820	3,863,472
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes
6.150%	10/01/38		Baa2		640	757,832
Southwest Gas Corp.,
Sr. Unsec’d. Notes
3.875%	04/01/22		Baa1		1,895	2,058,364
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.150%	05/15/37		A3		235	308,767

						13,591,573

Water
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil),
Sr. Unsec’d. Notes, 144A
6.250%	12/16/20		BB+(d)		300	326,550

TOTAL CORPORATE OBLIGATIONS (cost $1,003,255,059)						1,041,371,531

FOREIGN GOVERNMENT BONDS — 2.4%
Arab Republic of Egypt (Egypt),
Sr. Unsec’d. Notes
5.750%	04/29/20		Caa1		100	84,500
6.875%	04/30/40		Caa1		710	550,250
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23	(g)	Aa2		540	567,000
5.603%	07/20/20	(g)	Aa2		1,095	1,261,988
Brazil Notas do Tesouro Nacional (Brazil),
Bonds
6.000%	08/15/20		Baa2	BRL	2,500	3,193,009
Notes
6.000%	05/15/15		Baa2	BRL	2,615	3,131,626
10.000%	01/01/21		Baa2	BRL	1,935	958,100
10.000%	01/01/23		Baa2	BRL	3,252	1,595,993
Sr. Notes
10.000%	01/01/17		Baa2	BRL	11,606	5,818,070
Brazil Notas do Tesouro Nacional Serie B (Brazil),
Notes
6.000%	08/15/16		NR	BRL	1,075	1,305,837
6.000%	08/15/24		Baa2	BRL	233	311,171

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Chile Government International (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20		Aa3		420	$463,470
Croatia Government International (Croatia),
Sr. Unsec’d. Notes
6.375%	03/24/21		Ba1		500	537,750
Sr. Unsec’d. Notes, 144A
5.500%	04/04/23		Ba1		900	896,022
Dominican Republic International (Dominican Republic),
Sr. Unsec’d. Notes
9.040%	01/23/18		B1		82	91,277
Sr. Unsec’d. Notes, 144A
7.500%	05/06/21		B1		825	922,350
Grenada Government International Bond (Grenada),
Unsub. Notes
4.500%	09/15/25	(g)	D(d)		284	124,960
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.750%	02/03/15		Ba1		2,480	2,483,720
7.625%	03/29/41		Ba1		100	102,000
Iceland Government International (Iceland),
Unsec’d. Notes
5.875%	05/11/22		Baa3		100	114,651
Ivory Coast (Ivory Coast),
Sr. Unsec’d. Notes
5.750%	12/31/32		NR		1,150	1,063,750
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	06/24/19		Caa3		595	587,563
Unsec’d. Notes
10.625%	06/20/17		Caa3		800	880,000
KM Germany Holdings GmbH (Germany),
Sr. Sec’d. Notes, 144A
8.750%	12/15/20		B2	EUR	425	588,480
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		Baa1		400	474,000
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22		Baa1	MXN	43,000	3,875,415
7.500%	06/03/27		Baa1	MXN	6,500	637,578
7.750%	11/13/42		Baa1	MXN	13,000	1,325,195
8.500%	12/13/18		Baa1	MXN	6,500	624,803
10.000%	11/20/36		Baa1	MXN	2,338	289,835
Mexican Udibonos, TIPS (Mexico),
Bonds
2.500%	12/10/20		Baa1	MXN	9,854	877,458
Mongolia Government International (Mongolia),
Sr. Unsec’d. Notes, 144A
4.125%	01/05/18		B1		215	207,475
Morocco Government International (Morocco),
Sr. Unsec’d. Notes, 144A
4.250%	12/11/22		BBB-(d)		975	995,076
5.500%	12/11/42		BBB-(d)		200	199,849
Namibia International (Namibia),
Sr. Unsec’d. Notes, 144A
5.500%	11/03/21		Baa3		200	221,000
Panama Government International (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36		Baa2		570	759,525

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Philippine Government International (Philippines),
Sr. Unsec’d. Notes
5.000%	01/13/37		Ba1	1,750	$2,014,688
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
1.300%	04/03/17		Aa1	2,125	2,164,525
Province of Ontario Canada (Canada),
Sr. Unsec’d. Notes
1.200%	02/14/18		Aa2	3,155	3,159,512
1.600%	09/21/16	(a)	Aa2	1,980	2,037,230
Qatar Government International (Qatar),
Sr. Unsec’d. Notes
4.500%	01/20/22		Aa2	200	224,314
5.750%	01/20/42		Aa2	300	357,000
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21		Baa2	2,400	2,784,000
5.625%	01/07/41		Baa2	4,370	5,112,900
5.875%	01/15/19		Baa2	800	962,000
7.125%	01/20/37		Baa2	2,900	4,023,750
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21		Baa3	200	223,700
6.125%	01/18/41		Baa3	765	962,370
Republic of Congo (Congo),
Sr. Unsec’d. Notes
3.000%	06/30/29		NR	165	149,775
Republic of Fiji (Fiji),
Sr. Unsec’d. Notes
9.000%	03/15/16		B1	400	408,754
Republic of Georgia (Russia),
Unsec’d. Notes
6.875%	04/12/21		Ba3	400	458,000
Republic of Iceland (Iceland),
Unsec’d. Notes
4.875%	06/16/16		Baa3	500	533,125
Unsec’d. Notes, 144A
4.875%	06/16/16		Baa3	850	908,368
5.875%	05/11/22		Baa3	435	498,732
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21		Baa3	4,100	4,489,500
5.875%	03/13/20		Baa3	669	772,695
6.875%	01/17/18		Baa3	1,000	1,180,000
7.750%	01/17/38		Baa3	980	1,365,140
11.625%	03/04/19		Baa3	241	349,450
Unsec’d. Notes
3.750%	04/25/22		Baa3	1,700	1,725,500
5.250%	01/17/42		Baa3	750	801,975
Unsec’d. Notes, 144A
3.750%	04/25/22		Baa3	3,200	3,248,000
5.250%	01/17/42		Baa3	1,000	1,065,000
Republic of Iraq (Iraq),
Unsec’d. Notes
5.800%	01/15/28		NR	3,490	3,193,350
Republic of Lithuania (Lithuania),
Sr. Unsec’d. Notes
7.375%	02/11/20		Baa1	349	438,868

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	Baa2		1,190	$1,423,240
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	Ba1		4,225	5,534,750
Republic of Poland (Poland),
Sr. Unsec’d. Notes
3.875%	07/16/15	A2		2,490	2,640,521
Republic of Serbia (Serbia),
Bonds
4.875%	02/25/20	BB-(d)		840	830,340
Sr. Unsec’d. Notes
6.750%	11/01/24	BB-(d)		1,232	1,235,080
7.250%	09/28/21	BB-(d)		4,060	4,496,450
Sr. Unsec’d. Notes, 144A
5.250%	11/21/17	BB-(d)		270	278,100
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24	Baa1		1,660	1,776,200
6.250%	03/08/41	Baa1		200	242,500
Republic of Turkey (Turkey),
Bonds
10.500%	01/15/20	NR	TRY	3,400	2,261,781
Bonds, TIPS
4.500%	02/11/15	NR	TRY	2,278	1,723,094
Sr. Unsec’d. Notes
5.625%	03/30/21	Ba1		1,750	1,995,875
6.250%	09/26/22	Ba1		6,150	7,287,750
6.750%	04/03/18	Ba1		1,300	1,534,000
6.750%	05/30/40	Ba1		1,550	1,912,313
6.875%	03/17/36	Ba1		600	739,500
7.000%	03/11/19	Ba1		500	603,750
7.000%	06/05/20	Ba1		2,000	2,455,000
7.250%	03/15/15	Ba1		100	110,250
7.250%	03/05/38	Ba1		200	258,500
7.375%	02/05/25	Ba1		100	127,750
7.500%	11/07/19	Ba1		3,400	4,241,500
8.000%	02/14/34	Ba1		1,140	1,567,500
Unsec’d. Notes
5.125%	03/25/22	Ba1		2,100	2,310,000
6.000%	01/14/41	Ba1		3,125	3,500,000
Republic of Zambia (Zambia),
Unsec’d. Notes, 144A
5.375%	09/20/22	B+(d)		295	292,679
Romania Government (Romania),
Bonds
5.900%	07/26/17	NR	RON	2,630	771,687
Sr. Unsec’d. Notes
6.750%	02/07/22	Baa3		1,300	1,510,491
Sr. Unsec’d. Notes, 144A
4.375%	08/22/23	Baa3		150	146,877
Russian Federation (Russia),
Sr. Unsec’d. Notes, 144A
7.850%	03/10/18	Baa1	RUB	10,000	343,057
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
7.500%	03/31/30	Baa1		16,415	20,333,462

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.500%	04/04/22	Baa1	1,400	$1,525,300
5.000%	04/29/20	Baa1	2,300	2,599,000
5.625%	04/04/42	Baa1	1,000	1,122,500
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes
5.125%	03/01/17	Aa1	345	399,372
Tanzania Government International Bond (Tanzania),
Notes
6.450%(c)	03/08/20	NR	900	949,500
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
3.250%	03/23/23	Ba1	1,100	1,036,750
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
6.580%	11/21/16	B3	3,865	3,797,363
6.875%	09/23/15	B3	1,400	1,395,940
Sr. Unsec’d. Notes, 144A
6.250%	06/17/16	B3	400	391,560
7.800%	11/28/22	B3	300	305,139
9.250%	07/24/17	B3	2,500	2,706,500
9.250%	07/24/17	B3	385	416,801
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	Baa1	1,150	1,221,875
5.625%	01/15/17	Baa1	1,000	1,150,000
5.750%	10/12/2110	Baa1	376	412,472
6.050%	01/11/40	Baa1	2,200	2,722,500
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1	5,096	5,287,100
5.950%	03/19/19	Baa1	1,450	1,754,500
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.000%	03/31/38	B2	1,100	866,250
7.650%	04/21/25	B2	2,040	1,785,000
8.250%	10/13/24	B2	800	726,000
9.250%	05/07/28	B2	2,382	2,280,574
11.950%	08/05/31	B2	4,524	5,088,938
12.750%	08/23/22	B2	5,135	5,989,978
Vnesheconombank Via VEB Finance Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
6.902%	07/09/20	BBB(d)	800	930,000
Wakala Global Sukuk Bhd (Malaysia),
Sr. Unsec’d. Notes
4.646%	07/06/21	A3	1,000	1,123,245

TOTAL FOREIGN GOVERNMENT BONDS (cost $196,965,054)				206,201,121

MUNICIPAL BONDS — 1.2%
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3	2,375	3,234,608
East Bay Municipal Utility District Water System,
Revenue Bonds
5.874%	06/01/40	Aa1	1,505	1,957,704
Los Angeles Department of Airports,
Revenue Bonds
7.053%	05/15/40	A1	1,230	1,630,463

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California (cont’d.)
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa2	275	$358,215
State of California,
General Obligation Unlimited
4.000%	09/01/26	A1	2,115	2,277,940

				9,458,930

Colorado
Regional Transportation District Sales Tax,
Revenue Bonds
5.000%	11/01/38	Aa2	770	865,495

District of Columbia
District of Columbia,
Revenue Bonds
5.250%	12/01/34	Aa1	770	925,625
5.591%	12/01/34	Aa1	120	148,934

				1,074,559

Florida
Florida State Board of Education,
Revenue Bonds
5.000%	07/01/20	A1	1,520	1,852,986

Georgia — 0.1%
State of Georgia,
General Obligation Unlimited
5.000%	10/01/21	Aaa	5,745	7,295,633
5.000%	07/01/23	Aaa	995	1,250,894
5.000%	07/01/24	Aaa	720	897,228
5.000%	07/01/25	Aaa	745	920,254

				10,364,009

Hawaii
State of Hawaii,
General Obligation Unlimited
5.000%	12/01/23	Aa2	1,645	2,019,583

Illinois — 0.1%
Chicago IL O’Hare International Airport,
Revenue Bonds
6.395%	01/01/40	A2	480	619,752
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	Aaa	2,065	2,663,107
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3	300	370,548

				3,653,407

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2	125	144,775

Louisiana
State of Louisiana,
General Obligation Unlimited
5.000%	07/15/21	Aa2	925	1,156,611
5.000%	08/01/21	Aa2	810	1,013,334

				2,169,945

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds
5.754%	07/01/41	Aa3	1,140	$1,418,228
5.888%	07/01/43	Aa3	2,120	2,791,489
State of Maryland,
General Obligation Unlimited
5.000%	03/01/24	Aaa	3,555	4,331,732

				8,541,449

Massachusetts — 0.1%
Commonwealth of Massachusetts,
General Obligation Ltd.
4.500%	08/01/31	Aa1	840	915,953
5.000%	06/01/25	Aa1	885	1,076,532
5.250%	09/01/24	Aa1	1,130	1,465,474
Revenue Bonds
5.000%	06/01/23	Aaa	2,215	2,720,729
Massachusetts Bay Transportation Authority,
Revenue Bonds
5.000%	07/01/20	Aa1	930	1,153,758

				7,332,446

Minnesota
State of Minnesota,
Revenue Bonds
5.000%	03/01/27	AA(d)	900	1,070,883

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
5.000%	01/01/29	A3	1,255	1,430,575

New York — 0.2%
City of New York,
General Obligation Unlimited
5.000%	04/01/23	Aa2	1,600	1,946,048
6.271%	12/01/37	Aa2	645	850,381
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)	1,940	2,852,227
New York Build America Bonds,
General Obligation Unlimited
5.846%	06/01/40	Aa2	1,180	1,519,675
New York City Housing Development Corp.,
Revenue Bonds
6.420%	11/01/27	Aa2	25	25,267
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa2	265	354,761
New York City Transitional Finance Authority,
Revenue Bonds
5.000%	11/01/24	Aa1	610	735,721
5.000%	02/01/25	Aa1	620	733,950
5.267%	05/01/27	Aa1	1,810	2,197,159
5.508%	08/01/37	Aa1	1,905	2,335,644
New York State Dormitory Authority,
Revenue Bonds
4.000%	12/15/22	AAA(d)	920	1,069,785
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3	4,320	4,315,680

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
Tompkins County Industrial Development Agency,
Revenue Bonds
5.000%	07/01/37	Aa1	780	$889,223

				19,825,521

Ohio
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	A2	975	1,011,933

Oregon
Oregon State Taxable Pension,
General Obligation Unlimited
5.892%	06/01/27	Aa1	60	76,349

Pennsylvania — 0.1%
Commonwealth of Pennsylvania,
General Obligation Unlimited
5.000%	07/01/21	Aa2	1,670	2,091,441
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.964%	04/15/26	A2	3,920	3,914,159

				6,005,600

South Carolina
South Carolina State Public Service Authority,
Revenue Bonds
4.322%	12/01/27	Aa3	1,460	1,570,303

Texas — 0.2%
City of Houston TX,
General Obligation Ltd.
5.000%	03/01/23	AA(d)	850	1,043,205
6.290%	03/01/32	Aa2	2,845	3,594,032
City of San Antonio TX,
Revenue Bonds
5.250%	02/01/24	Aa1	3,720	4,753,639
County of Harris TX,
General Obligation Ltd.
5.000%	10/01/24	AAA(d)	950	1,180,043
Dallas Independent School District,
General Obligation Unlimited
4.000%	08/15/27	Aaa	945	1,036,656
5.000%	08/15/29	Aaa	1,025	1,219,186
Texas State Transportation Commission,
Revenue Bonds
5.178%	04/01/30	Aaa	2,420	2,961,693

				15,788,454

Utah — 0.1%
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39	Aa2	1,920	2,520,403

Virginia — 0.1%
University of Virginia,
Revenue Bonds
5.000%	09/01/40	Aaa	1,130	1,340,316
Virginia College Building Authority,
Revenue Bonds
5.000%	02/01/22	Aa1	620	771,739
Virginia Commonwealth Transportation Board,

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Virginia (cont’d.)
Revenue Bonds
5.350%	05/15/35		Aa1	120	$145,152
Virginia Public Building Authority,
Revenue Bonds
5.900%	08/01/30		Aa1	1,015	1,295,861
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30		Aa1	1,755	1,891,960
5.000%	08/01/23		Aa1	1,470	1,817,626

					7,262,654

Washington
State of Washington,
General Obligation Unlimited
5.000%	07/01/24		Aa1	1,590	1,939,434

TOTAL MUNICIPAL BONDS (cost $102,190,809)					105,979,693

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.2%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.915%(c)	02/25/34		BB(d)	44	44,310
Series 2004-D, Class 2A2
3.109%(c)	05/25/34		BBB(d)	24	23,476
Series 2004-H, Class 2A2
3.145%(c)	09/25/34		B1	33	33,289
Series 2004-I, Class 3A2
3.121%(c)	10/25/34		A1	15	15,363
Series 2005-J, Class 2A1
3.126%(c)	11/25/35		Caa2	197	177,245
Series 2005-J, Class 3A1
3.135%(c)	11/25/35		Caa1	57	53,850
Credit Suisse Mortgage Capital Certificates,
Series 2010-1R, Class 12A1, 144A
3.311%(c)	03/27/36	(g)	AAA(d)	51	49,922
Series 2010-1R, Class 42A1, 144A
5.000%	10/27/36	(g)	AAA(d)	103	106,072
Fannie Mae Interest Strip,
Series 319, Class 2, IO
6.500%	02/01/32	(g)	NR	12	2,900
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through
Certificates,
Series K025, Class A1
1.875%	04/25/22		Aaa	1,981	2,030,301
Series K502, Class A2
1.426%	08/25/17		Aaa	1,205	1,226,359
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A5, 144A
1.803%(c)	10/18/54	(g)	Aaa	575	592,926
Series 2012-1A, Class 3A1, 144A
1.790%(c)	10/18/54	(g)	Aaa	2,620	2,715,989
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO
4.500%	11/20/37	(g)	NR	2,076	240,840
Series 2010-103, Class IN, IO
4.500%	02/20/39	(g)	NR	2,377	251,210
Series 2010-164, Class MI, IO
4.000%	09/20/37	(g)	NR	8,288	924,926

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2011-41, Class AI, IO
4.500%	12/20/39	(g)	NR	2,384	$335,207
Series 2011-88, Class EI, IO
4.500%	11/20/39	(g)	NR	2,156	310,194
Holmes Master Issuer PLC (United Kingdom),
Series 2012-1A, Class A2, 144A
1.927%(c)	10/15/54	(g)	Aaa	1,860	1,899,389
Series 2012-3A, Class B1, 144A
2.477%(c)	10/15/54	(g)	Aa3	1,250	1,293,276
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
3.049%(c)	07/25/35		Ba3	574	582,834
MortgageIT Trust,
Series 2005-2, Class 1A1
0.464%(c)	05/25/35		Baa2	1,981	1,862,347
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%(c)	02/25/40		Aaa	55	55,249
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
2.945%(c)	09/25/35		CCC(d)	122	123,896
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.926%(c)	01/25/34		A+(d)	38	37,916
Series 2004-G, Class A3
4.729%(c)	06/25/34		A2	314	321,877
Series 2005-AR2, Class 2A2
2.682%(c)	03/25/35		B2	37	37,021

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $14,696,612)					15,348,184

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.3%
Federal Home Loan Mortgage Corp.
2.598%(c)	01/01/36			12	12,997
2.608%(c)	04/01/37			385	408,799
2.610%(c)	02/01/37			235	247,243
2.633%(c)	02/01/35			104	110,524
2.687%(c)	02/01/37			55	59,362
2.725%(c)	07/01/35			22	23,627
2.726%(c)	01/01/37			29	31,171
2.806%(c)	03/01/36			46	49,575
2.843%(c)	02/01/37			152	163,422
2.900%(c)	11/01/35			17	18,376
2.910%(c)	09/01/32			2	2,136
3.000%	01/01/43			12,509	12,855,804
3.063%(c)	02/01/37			84	89,972
3.500%	08/01/42-03/01/43			37,510	39,587,250
4.000%	08/01/26-12/01/41			16,490	17,593,567
4.500%	04/01/19-04/01/41			19,785	21,178,986
5.000%	10/01/18-08/01/40			5,605	6,145,441
5.500%	12/01/18-09/01/20			220	233,848
5.891%(c)	12/01/36			7	7,230
5.952%(c)	10/01/36			33	35,433
6.000%	10/01/32-08/01/38			345	377,580

Interest Rate	Maturity Date		Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
6.081%(c)	10/01/36		42		$44,657
6.088%(c)	11/01/36		20		20,953
6.190%(c)	08/01/36		29		30,950
6.500%	08/01/36		114		129,565
7.000%	11/01/30-06/01/32		7		7,993
Federal National Mortgage Assoc.
2.237%(c)	12/01/35		6		5,997
2.500%	05/15/14-02/01/28		10,450		10,814,359
2.529%(c)	12/01/35		42		44,137
2.608%(c)	07/01/35		49		52,077
2.670%(c)	11/01/35		70		74,070
2.703%(c)	11/01/37		205		219,098
2.740%(c)	08/01/37		79		84,627
2.748%(c)	09/01/37		37		39,346
2.772%(c)	08/01/36		58		62,365
2.797%(c)	01/01/37		94		100,738
2.819%(c)	12/01/35		16		16,545
3.000%	06/01/27-03/01/43		96,960		100,381,512
3.040%(c)	12/01/36		60		64,183
3.500%	01/01/26-01/01/43		67,421		71,280,967
4.000%	04/01/24-05/01/42		113,938		121,625,843
4.500%	05/01/19-12/01/41		95,801		103,319,874
5.000%	05/01/18-09/01/41		65,512		71,327,014
5.500%	01/01/17-03/01/40		56,416		61,949,021
5.858%(c)	09/01/36		17		18,908
6.000%	04/01/21-10/01/40		41,066		45,107,504
6.500%	07/01/32-10/01/39		8,501		9,546,236
7.000%	01/01/31-04/01/37		33		39,030
Government National Mortgage Assoc.
2.500%	05/20/27-02/20/43		29,367		29,875,039
3.000%	06/20/27-12/20/42		27,520		29,111,010
3.500%	02/20/27-10/20/42		15,101		16,160,884
4.000%	09/20/25-01/20/41		11,042		11,998,854
4.500%	11/20/39-03/20/41		20,736		22,938,073
5.000%	03/20/34-03/20/41		10,915		11,988,348
5.500%	10/20/32-05/20/34		113		125,830
6.000%	01/20/33		4		4,364
6.500%	09/20/32-12/20/33		20		22,989
7.000%	12/15/13		1		655
8.000%	12/15/16-07/15/23		7		7,822
8.500%	06/15/16-10/15/26		22		25,789
9.500%	03/15/19-01/15/20		1		1,601
12.000%	09/15/13		—	(r)	1

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $814,084,879)					817,901,171

U.S. TREASURY OBLIGATIONS — 5.0%
U.S. Treasury Bonds
3.125%	02/15/43	(a)	13,505		13,530,322
4.625%	02/15/40		60,085		78,223,159
5.375%	02/15/31		8,865		12,332,048
6.750%	08/15/26		13,685		20,786,229
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.875%	07/15/13		9,993		12,771,493
2.000%	07/15/14		11,250		14,541,350
U.S. Treasury Notes
0.125%	09/30/13		32,560		32,560,000
0.625%	11/30/17		50,000		49,832,050
0.875%	02/28/17		113,235		114,685,767

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.625%	07/31/14		49,400	$50,995,867
2.625%	04/30/16	(k)	38,440	41,067,720

TOTAL U.S. TREASURY OBLIGATIONS (cost $443,424,266)				441,326,005

TOTAL LONG-TERM INVESTMENTS (cost $7,600,906,586)				8,451,317,413

			Shares
SHORT-TERM INVESTMENT — 10.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $880,511,359; includes $551,958,539 of cash collateral for securities on loan)(b)(w)			880,511,359	880,511,359

TOTAL INVESTMENTS — 106.7% (cost $8,481,417,945)				9,331,828,772
Liabilities in excess of other assets(x) — (6.7)%				(583,203,269)

NET ASSETS — 100.0%				$8,748,625,503

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Security
CVA	Certified Van Aandelen (Bearer)
FREMF	Freddie Mac Mortgage Trust
GDR	Global Depository Receipts
IO	Interest Only
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PRFC	Preference Shares
TIPS	Treasury Inflation Protected Securities
XTSE	Toronto Stock Exchange
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PHP	Phillipine Peso
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $538,419,691; cash collateral of $551,958,539 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Less than $500 par.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Depreciation(1)
Short Positions:
1,734	10 Year U.S. Treasury Notes	Jun. 2013	$228,056,517	$228,860,906	$(804,389)
9	30 Year U.S. Treasury Bonds	Jun. 2013	1,297,055	1,300,219	(3,164)
300	5 Year U.S. Treasury Notes	Jun. 2013	37,181,250	37,216,406	(35,156)

					$(842,709)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 05/15/13	Credit Suisse First Boston Corp.	BRL	1,674	$843,750	$823,924	$(19,826)
Expiring 05/15/13	Goldman Sachs & Co.	BRL	2,693	1,354,287	1,325,465	(28,822)
Chilean Peso,
Expiring 05/15/13	Bank of America	CLP	399,298	837,542	840,989	3,447
Expiring 05/15/13	Credit Suisse First Boston Corp.	CLP	857,758	1,798,159	1,806,582	8,423
Expiring 05/15/13	Credit Suisse First Boston Corp.	CLP	755,789	1,592,476	1,591,819	(657)
Chinese Yuan,
Expiring 05/20/13	Deutsche Bank	CNY	4,798	764,013	769,704	5,691
Expiring 05/20/13	Standard Chartered PLC	CNY	9,840	1,564,512	1,578,550	14,038
Colombian Peso,
Expiring 05/15/13	Bank of America	COP	569,736	317,093	310,763	(6,330)
Euro,
Expiring 05/15/13	Barclays Capital Group	EUR	576	759,551	738,589	(20,962)
Expiring 06/12/13	JPMorgan Chase	EUR	293	377,898	376,309	(1,589)
Expiring 06/12/13	Pershing LLC	EUR	59	76,545	75,408	(1,137)
Indian Rupee,
Expiring 04/22/13	JPMorgan Chase	INR	43,480	790,258	795,745	5,487
Expiring 04/22/13	Standard Chartered PLC	INR	42,750	767,505	782,385	14,880
Malaysian Ringgit,
Expiring 05/15/13	Morgan Stanley	MYR	12,166	3,910,489	3,915,485	4,996
Nigerian Naira,
Expiring 05/15/13	Credit Suisse First Boston Corp.	NGN	125,414	782,480	777,342	(5,138)
Philippine Peso,
Expiring 05/15/13	Standard Chartered PLC	PHP	63,243	1,558,285	1,550,720	(7,565)
Romanian Leu,
Expiring 04/17/13	Bank of America	RON	2,427	727,540	702,631	(24,909)
Russian Ruble,
Expiring 04/17/13	Citigroup Global Markets	RUB	83,832	2,763,267	2,686,227	(77,040)
South African Rand,
Expiring 05/15/13	Royal Bank of Scotland Group PLC	ZAR	7,913	856,009	854,912	(1,097)
South Korean Won,
Expiring 04/17/13	Bank of America	KRW	1,624	1,524,889	1,457,621	(67,268)
Thai Baht,
Expiring 05/15/13	Goldman Sachs & Co.	THB	25,164	848,702	856,682	7,980
Expiring 05/15/13	Hong Kong & Shanghai Bank	THB	35,013	1,169,283	1,191,981	22,698
Expiring 05/15/13	Standard Chartered PLC	THB	15,456	520,579	526,183	5,604
Turkish Lira,
Expiring 05/15/13	Barclays Capital Group	TRY	972	532,953	533,942	989
Expiring 05/15/13	Credit Suisse First Boston Corp.	TRY	270	148,074	148,019	(55)

				$27,186,139	$27,017,977	$(168,162)

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 05/15/13	Hong Kong & Shanghai Bank	BRL	26,008	$12,935,442	$12,800,850	$134,592
British Pound,
Expiring 04/10/13	Hong Kong & Shanghai Bank	GBP	350	543,422	531,772	11,650
Expiring 04/10/13	Pershing LLC	GBP	100	158,331	151,935	6,396
Expiring 04/10/13	State Street Bank	GBP	250	378,615	379,837	(1,222)
Euro,
Expiring 05/15/13	JPMorgan Chase	EUR	576	778,343	738,589	39,754
Expiring 06/12/13	Deutsche Bank	EUR	13,471	17,659,775	17,277,583	382,192
Expiring 06/12/13	Pershing LLC	EUR	58	75,363	74,849	514
Hungarian Forint,
Expiring 05/15/13	Barclays Capital Group	HUF	80,625	342,618	337,593	5,025
Expiring 05/15/13	Royal Bank of Scotland Group PLC	HUF	81,223	340,811	340,097	714
Indian Rupee,
Expiring 04/22/13	Hong Kong & Shanghai Bank	INR	86,160	1,575,137	1,576,849	(1,712)
Malaysian Ringgit,
Expiring 05/15/13	Deutsche Bank	MYR	4,888	1,571,452	1,573,146	(1,694)
Expiring 05/15/13	Standard Chartered PLC	MYR	1,978	632,353	636,596	(4,243)
Mexican Peso,
Expiring 05/15/13	Bank of America	MXN	24,327	1,896,842	1,960,373	(63,531)
Expiring 05/15/13	Royal Bank of Scotland Group PLC	MXN	9,795	764,947	789,322	(24,375)
Expiring 05/15/13	State Street Bank	MXN	10,900	852,307	878,350	(26,043)
Nigerian Naira,
Expiring 05/15/13	Citigroup Global Markets	NGN	125,381	780,704	777,139	3,565
Russian Ruble,
Expiring 04/17/13	Royal Bank of Scotland Group PLC	RUB	10,425	334,376	334,048	328
Expiring 04/17/13	State Street Bank	RUB	47,214	1,542,336	1,512,877	29,459
South Korean Won,
Expiring 04/17/13	Hong Kong & Shanghai Bank	KRW	1,623,379	1,490,846	1,457,426	33,420
Swiss Franc,
Expiring 05/15/13	Credit Suisse First Boston Corp.	CHF	1,454	1,587,436	1,532,348	55,088
Expiring 05/15/13	JPMorgan Chase	CHF	149	157,573	157,319	254
Expiring 05/15/13	State Street Bank	CHF	350	372,044	368,922	3,122
Turkish Lira,
Expiring 05/15/13	Goldman Sachs & Co.	TRY	4,901	2,745,043	2,692,232	52,811
Expiring 05/15/13	Morgan Stanley	TRY	500	281,567	274,661	6,906

				$49,797,683	$49,154,713	$642,970

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2013.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$5,131,833,079	$489,822,589	$—
Preferred Stocks	18,565,590	—	—
Asset-Backed Securities	—	80,059,857	995,152
Commercial Mortgage-Backed Securities	—	101,913,441	—
Corporate Obligations	—	1,037,107,664	4,263,867
Foreign Government Bonds	—	206,201,121	—
Municipal Bonds	—	105,979,693	—
Residential Mortgage-Backed Securities	—	15,348,184	—
U.S. Government Agency Obligations	—	817,901,171	—
U.S. Treasury Obligations	—	441,326,005	—
Affiliated Money Market Mutual Fund	880,511,359	—	—
Other Financial Instruments*
Futures Contracts	(842,709)	—	—
Forward Foreign Currency Exchange Contracts	—	474,808	—

Total	$6,030,067,319	$3,296,134,533	$5,259,019

Fair Value of Level 2 investments at 12/31/12 was $3,508,859,535. Of that amount $1,046,330,463, were classified as Level 2 as a result of fair valuing such foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. An amount of $598,711,026 was transferred from Level 2 into Level 1 at 03/31/13 as a result of using quoted prices in an active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.0%
COMMON STOCKS — 93.5%
Advertising — 0.2%
WPP PLC (United Kingdom)	412,412	$6,573,476

Aerospace & Defense — 1.3%
Boeing Co. (The)	257,500	22,106,375
Lockheed Martin Corp.	113,000	10,906,760

		33,013,135

Agriculture — 0.9%
Archer-Daniels-Midland Co.	720,000	24,285,600

Airlines — 0.9%
United Continental Holdings, Inc.*(a)	721,400	23,092,014

Auto Parts & Equipment — 0.6%
Johnson Controls, Inc.	408,500	14,326,095

Automobile Manufacturers — 0.5%
Ford Motor Co.	961,100	12,638,465

Banks — 7.9%
Bank of New York Mellon Corp. (The)	562,600	15,747,174
Capital One Financial Corp.	271,800	14,935,410
Northern Trust Corp.	432,900	23,619,024
PNC Financial Services Group, Inc.	481,100	31,993,150
Regions Financial Corp.	1,057,200	8,658,468
SunTrust Banks, Inc.	732,500	21,103,325
U.S. Bancorp	1,178,300	39,979,719
Wells Fargo & Co.	1,282,000	47,421,180

		203,457,450

Beverages — 0.9%
PepsiCo, Inc.	288,200	22,799,502

Building Materials — 0.8%
Masco Corp.	694,300	14,059,575
USG Corp.*(a)	296,000	7,826,240

		21,885,815

Chemicals — 0.5%
E.I. du Pont de Nemours & Co.	253,100	12,442,396

Coal — 0.7%
CONSOL Energy, Inc.	529,500	17,817,675

Commercial Services — 0.3%
Western Union Co. (The)	500,500	7,527,520

Computer Hardware — 1.9%
Apple, Inc.	31,300	13,854,319
Dell, Inc.	1,587,300	22,746,009
Hewlett-Packard Co.	569,400	13,574,496

		50,174,824

Computer Services & Software — 0.7%
Computer Sciences Corp.	392,500	19,322,775

Cosmetics/Personal Care — 0.8%
Avon Products, Inc.	974,600	20,203,458

Distribution/Wholesale — 0.6%
Genuine Parts Co.(a)	188,100	14,671,800

Diversified Financial Services — 2.1%
American Express Co.	494,400	33,352,224
Och-Ziff Capital Management Group LLC (Class A Stock)(a)	265,300	2,480,555
SLM Corp.	964,500	19,752,960

		55,585,739

	Shares	Value
COMMON STOCKS (Continued)
Diversified Machinery — 0.2%
Xylem, Inc.	189,600	$5,225,376

Diversified Manufacturing — 3.1%
3M Co.	314,400	33,423,864
Eaton Corp. PLC (Ireland)	211,762	12,970,423
Illinois Tool Works, Inc.	479,900	29,245,106
Ingersoll-Rand PLC (Ireland)	65,500	3,603,155

		79,242,548

Electric — 4.7%
AES Corp. (The)	718,400	9,030,288
Duke Energy Corp.	469,810	34,103,508
Entergy Corp.(a)	370,800	23,449,392
Exelon Corp.	673,900	23,236,072
FirstEnergy Corp.(a)	236,900	9,997,180
TECO Energy, Inc.(a)	224,300	3,997,026
Xcel Energy, Inc.	564,000	16,750,800

		120,564,266

Electronic Components & Equipment — 5.7%
Agilent Technologies, Inc.	216,100	9,069,717
Emerson Electric Co.	489,500	27,348,365
Energizer Holdings, Inc.	120,100	11,977,573
General Electric Co.	3,012,000	69,637,440
Honeywell International, Inc.	400,900	30,207,815

		148,240,910

Electronic Equipment & Instruments — 1.3%
Thermo Fisher Scientific, Inc.	447,500	34,229,275

Entertainment — 0.4%
Madison Square Garden Co. (The) (Class A Stock)*	202,300	11,652,480

Financial Services — 3.3%
JPMorgan Chase & Co.	1,384,400	65,703,624
Legg Mason, Inc.(a)	608,300	19,556,845

		85,260,469

Financial–Bank & Trust — 1.2%
Bank of America Corp.	2,521,100	30,706,998

Food — 1.5%
Campbell Soup Co.(a)	570,800	25,891,488
McCormick & Co., Inc.(a)	168,600	12,400,530

		38,292,018

Gas — 1.1%
NiSource, Inc.	939,200	27,556,128

Healthcare Products — 1.5%
Hospira, Inc.*	112,500	3,693,375
Johnson & Johnson(a)	445,900	36,354,227

		40,047,602

Healthcare Services — 0.5%
Quest Diagnostics, Inc.	211,500	11,939,175

Home Furnishings — 0.2%
Whirlpool Corp.	43,300	5,129,318

Household Products/Wares — 1.1%
Clorox Co. (The)	311,600	27,585,948

Insurance — 4.4%
Allstate Corp. (The)	608,000	29,834,560
Chubb Corp. (The)	140,900	12,332,977
Lincoln National Corp.	436,600	14,237,526

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Loews Corp.	192,100	$8,465,847
Marsh & McLennan Cos., Inc.	733,400	27,847,198
Sun Life Financial, Inc. (Canada)	319,300	8,713,697
Willis Group Holdings PLC (Ireland)	289,000	11,412,610

		112,844,415

Iron/Steel — 1.0%
Cliffs Natural Resources, Inc.(a)	221,600	4,212,616
Nucor Corp.	481,900	22,239,685

		26,452,301

Leisure — 0.5%
Carnival Corp. (Panama)	351,900	12,070,170

Machinery–Construction & Mining — 0.2%
Joy Global, Inc.	72,200	4,297,344

Media — 4.0%
Cablevision Systems Corp. (Class A Stock)(a)	645,000	9,649,200
Comcast Corp. (Class A Stock)	337,300	14,169,973
McGraw-Hill Cos., Inc. (The)	391,600	20,394,528
New York Times Co. (The) (Class A Stock)*(a)	651,100	6,380,780
Time Warner, Inc.	548,700	31,616,094
Walt Disney Co. (The)	376,000	21,356,800

		103,567,375

Metals & Mining — 1.1%
Newmont Mining Corp.	252,700	10,585,603
Vulcan Materials Co.	340,300	17,593,510

		28,179,113

Oil & Gas — 12.3%
Anadarko Petroleum Corp.	306,000	26,759,700
Apache Corp.	481,600	37,160,256
BP PLC (United Kingdom), ADR	313,900	13,293,665
Chevron Corp.	516,600	61,382,412
ConocoPhillips	160,000	9,616,000
Diamond Offshore Drilling, Inc.(a)	264,500	18,398,620
Exxon Mobil Corp.	583,700	52,597,207
Hess Corp.	384,800	27,555,528
Murphy Oil Corp.	443,800	28,283,374
Petroleo Brasileiro SA (Brazil), ADR	335,500	5,559,235
Royal Dutch Shell PLC (United Kingdom), ADR	560,000	36,489,600

		317,095,597

Oil & Gas Services — 0.9%
Schlumberger Ltd. (Netherlands)	315,200	23,605,328

Paper & Forest Products — 2.0%
International Paper Co.	812,200	37,832,276
MeadWestvaco Corp.	382,500	13,884,750

		51,717,026

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	564,200	23,239,398
Merck & Co., Inc.	637,500	28,196,625
Pfizer, Inc.	1,182,400	34,124,064

		85,560,087

Real Estate Investment Trust — 0.8%
Weyerhaeuser Co.	628,300	19,716,054

	Shares	Value
COMMON STOCKS (Continued)
Retail — 2.3%
Kohl’s Corp.	553,700	$25,542,181
Macy’s, Inc.	358,000	14,978,720
Staples, Inc.	1,226,100	16,466,523
Tiffany & Co.(a)	24,500	1,703,730

		58,691,154

Semiconductors — 2.0%
Analog Devices, Inc.	397,700	18,489,073
Applied Materials, Inc.	1,211,100	16,325,628
Texas Instruments, Inc.	460,300	16,331,444

		51,146,145

Software — 1.4%
CA, Inc.	239,800	6,035,766
Microsoft Corp.	1,048,400	29,994,724

		36,030,490

Telecommunications — 6.3%
AT&T, Inc.	1,190,300	43,672,107
CenturyLink, Inc.(a)	397,600	13,967,688
Cisco Systems, Inc.	992,000	20,742,720
Corning, Inc.	1,420,800	18,939,264
Harris Corp.(a)	431,800	20,009,612
Nokia OYJ (Finland), ADR(a)	1,390,000	4,559,200
Telefonica SA (Spain)	515,149	6,927,028
Verizon Communications, Inc.	505,800	24,860,070
Vodafone Group PLC (United Kingdom)	3,142,427	8,909,742

		162,587,431

Toys/Games/Hobbies — 1.5%
Hasbro, Inc.(a)	216,100	9,495,434
Mattel, Inc.	645,200	28,253,308

		37,748,742

Transportation — 2.1%
Norfolk Southern Corp.	384,900	29,668,092
United Parcel Service, Inc. (Class B Stock)	301,400	25,890,260

		55,558,352

TOTAL COMMON STOCKS (cost $2,090,440,295)		2,412,357,374

PREFERRED STOCK — 0.5%
Automobile Manufacturers
General Motors Co., Series B, 4.750% (cost $13,406,018)	316,850	13,605,539

TOTAL LONG-TERM INVESTMENTS (cost $2,103,846,313)		2,425,962,913

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 14.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $377,293,288; includes $219,873,964 of cash collateral for securities on loan)(b)(w)	377,293,288	$377,293,288

TOTAL INVESTMENTS — 108.6% (cost $2,481,139,601)		2,803,256,201
Liabilities in excess of other assets — (8.6)%		(222,338,845)

NET ASSETS — 100.0%		$2,580,917,356

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $215,181,640; cash collateral of $219,873,964 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,412,357,374	$—	$—
Preferred Stock	13,605,539	—	—
Affiliated Money Market Mutual Fund	377,293,288	—	—

Total	$2,803,256,201	$—	$—

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 96.8%
ASSET-BACKED SECURITIES — 1.7%
Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A
4.060%	05/16/16	(g)	Aaa	405	$413,508
Series 2012-A, Class C, 144A
2.400%	11/15/17	(g)	A1	145	150,250
Series 2012-SN1, Class A4
0.700%	12/21/15		AAA(d)	155	154,943
American Express Credit Account Master Trust,
Series 2012-5, Class C, 144A
1.070%	05/15/18	(g)	AA(d)	100	100,774
AmeriCredit Automobile Receivables Trust,
Series 2010-2, Class B
2.730%	03/09/15		Aaa	102	102,484
Series 2012-5, Class C
1.690%	11/08/18		A+(d)	65	65,469
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A
1.920%	09/20/19	(g)	Aaa	375	377,481
Cabela’s Master Credit Card Trust,
Series 2011-2A, Class A1, 144A
2.390%	06/17/19	(g)	AAA(d)	280	293,057
Series 2012-2A, Class A1, 144A
1.450%	06/15/20	(g)	AAA(d)	290	292,918
Capital Auto Receivables Asset Trust,
Series 2013-1, Class B
1.290%	04/20/18		Aa1	25	24,977
Series 2013-1, Class C
1.740%	10/22/18		A1	25	24,969
CarMax Auto Owner Trust,
Series 2012-3, Class D
2.290%	04/15/19		Baa1	120	119,663
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31		B2	18	13,999
Series 2003-1, Class 1A6
4.458%	03/25/14		A3	12	11,896
CIT Equipment Collateral,
Series 2012-VT1, Class A3, 144A
1.100%	08/22/16	(g)	Aaa	120	120,435
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2, 144A
4.474%	03/20/43	(g)	BBB(d)	360	360,004
CNH Equipment Trust,
Series 2012-D, Class B
1.270%	05/15/20		A2	210	209,435
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.809%(c)	01/25/34		Caa3	51	39,816
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	(g)	Baa1	537	602,445
Ford Credit Auto Lease Trust,
Series 2012-A, Class A4
1.030%	04/15/15		Aaa	100	100,553
Series 2012-B, Class B, 144A
1.100%	12/15/15	(g)	Aa2	100	100,062
Series 2012-B, Class C, 144A
1.500%	03/15/17	(g)	A2	100	100,046

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Ford Credit Floorplan Master Owner Trust,
Series 2010-3, Class C, 144A
4.990%	02/15/17	(g)	Aa2	190	$200,513
GE Capital Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22		Aaa	215	222,593
Series 2012-6, Class B
1.830%	08/17/20		AA(d)	655	665,943
GE Dealer Floorplan Master Note Trust,
Series 2011-1, Class A
0.803%(c)	07/20/16		Aaa	365	366,606
GSAA Home Equity Trust,
Series 2005-MTR1, Class A4
0.574%(c)	10/25/35		B3	165	149,932
GSAA Trust,
Series 2005-8, Class A3
0.634%(c)	06/25/35		B3	412	374,587
Huntington Auto Trust,
Series 2011-1A, Class C, 144A
2.530%	03/15/17	(g)	Aaa	170	174,142
Series 2012-1, Class A4
1.180%	06/15/17		Aaa	270	273,441
Hyundai Auto Lease Securitization Trust 2011-A,
Series 2012-A, Class A4, 144A
1.050%	04/17/17	(g)	Aaa	120	120,858
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.954%(c)	09/25/35		Baa1	36	33,968
Motor PLC (United Kingdom),
Series 12A, Class A1C, 144A
1.286%	02/25/20	(g)	Aaa	250	251,741
Nordstrom Private Label Credit Card Master Note Trust,
Series 2011-1A, Class A, 144A
2.280%	11/15/19	(g)	Aaa	405	421,679
Sierra Receivables Funding Co. LLC,
Series 2013-1A, Class A, 144A
1.590%	11/20/29	(g)	A(d)	230	229,961
SMART Trust (Australia),
Series 2011-2USA, Class A3A, 144A
1.540%	03/14/15	(g)	Aaa	119	120,131
Series 2012-2USA, Class A4A, 144A
2.060%	03/14/18	(g)	Aaa	250	257,048
Series 2012-4US, Class A4A
1.250%	08/14/18		Aaa	190	190,029
Series 2013-1US, Class A4A
1.050%	10/14/18		Aaa	85	84,798
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%	08/25/36		A1	46	46,763
Volkswagen Auto Lease Trust,
Series 2012-A, Class A4
1.060%	05/22/17		AAA(d)	235	237,258
World Financial Network Credit Card Master Trust,
Series 2010-A, Class A
3.960%	04/15/19		AAA(d)	195	208,675

TOTAL ASSET-BACKED SECURITIES (cost $8,238,778)					8,409,850

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501%	07/10/43		Aaa	74	$74,574
Series 2007-5, Class A4
5.492%	02/10/51		BBB+(d)	525	602,232
Series 2008-1, Class A4
6.194%(c)	02/10/51		Aaa	800	958,551
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.830%	08/15/38		AAA(d)	31	30,752
Series 2005-PWR9, Class AAB
4.804%	09/11/42		Aaa	232	239,846
Series 2007-PW17, Class A4
5.694%(c)	06/11/50		AA+(d)	335	390,292
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class AAB
5.608%	10/15/48		Aaa	3	2,660
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
5.800%(c)	12/10/49		Aaa	320	374,976
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
Series K025, Class A1
1.875%	04/25/22		Aaa	205	209,679
Series K502, Class A2
1.426%	08/25/17		Aaa	115	117,038
FREMF Mortgage Trust,
Series 2012-K22, Class B, 144A
3.687%(c)	08/25/45	(g)	NR	145	147,535
Series 2012-K23, Class B, 144A
3.656%(c)	10/25/45	(g)	NR	160	162,418
Series 2012-K711, Class B, 144A
3.563%(c)	08/25/45	(g)	NR	225	230,033
Series 2013-K24, Class B, 144A
3.381%(c)	11/25/45	(g)	A2	80	79,455
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class A3
2.773%	11/10/45		Aaa	220	221,974
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42		Aaa	368	380,556
Series 2006-CB14, Class A4
5.481%(c)	12/12/44		Aaa	455	501,122
Series 2006-LDP9, Class A3
5.336%	05/15/47		Aa3	745	838,833
Series 2007-LD12, Class A4
5.882%(c)	02/15/51		Aaa	515	599,254
Series 2012-C8, Class A3
2.829%	10/15/45		AAA(d)	295	296,292
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347%	11/15/38		AAA(d)	298	337,064
Series 2007-C2, Class A3
5.430%	02/15/40		A-(d)	360	405,664
Series 2008-C1, Class AM
6.153%(c)	04/15/41		Baa1	55	64,888

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%(c)	08/12/43		A2	200	$226,283
Morgan Stanley Capital I, Inc.,
Series 2008-T29, Class A4
6.275%(c)	01/11/43		AA(d)	608	733,626
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45		Aaa	436	483,955

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,230,549)					8,709,552

CORPORATE OBLIGATIONS — 13.0%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
2.250%	11/15/17		Baa3	85	84,980
3.750%	02/15/23		Baa3	50	48,507
4.000%	03/15/22		Baa3	90	90,612
10.000%	07/15/17		Baa3	405	434,363
Omnicom Group, Inc.,
Gtd. Notes
3.625%	05/01/22		Baa1	185	189,111
4.450%	08/15/20		Baa1	220	239,283
6.250%	07/15/19		Baa1	80	96,539

					1,183,395

Aerospace & Defense — 0.2%
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/17		B3	400	440,000
L-3 Communications Corp.,
Gtd. Notes
4.750%	07/15/20		Baa3	275	304,198

					744,198

Airlines — 0.2%
American Airlines 2013-1 Class A Pass-Through Trust,
Equipment Trust, 144A
4.000%	07/15/25	(g)	BBB-(d)	125	125,313
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.000%	01/08/18		Baa2	129	148,935
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	(a)	Baa2	60	65,858
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25		Baa2	55	57,131
Continental Airlines, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/15	(g)	Ba2	225	235,688
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Series 29-1, Pass-Through Certificates
7.750%	06/17/21		Baa2	58	66,437
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	(a)	Baa2	52	57,115

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Airlines (cont’d.)
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20		Baa2		35	$38,244
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17		Baa3		190	208,804

						1,003,525

Beverages
PepsiCo, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	11/01/22		Aa3	GBP	100	152,690

Biotechnology — 0.2%
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22		Baa2		395	399,486
Life Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/16		Baa3		340	354,860

						754,346

Building Materials — 0.1%
Cemex Finance LLC,
Sr. Sec’d. Notes
9.500%	12/14/16		B(d)		100	108,315
Owens Corning,
Gtd. Notes
4.200%	12/15/22		Ba1		255	260,800

						369,115

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20		Baa2		265	291,014

Commercial Services — 0.1%
Catholic Health Initiatives,
Sec’d. Notes
2.950%	11/01/22		AA-(d)		115	116,149
Laureate Education, Inc.,
Gtd. Notes, 144A
9.250%	09/01/19	(g)	Caa1		325	361,156
Verisk Analytics, Inc.,
Gtd. Notes
5.800%	05/01/21		Ba1		115	132,689

						609,994

Computer Services & Software — 0.2%
First Data Corp.,
Sr. Sec’d. Notes, 144A
7.375%	06/15/19	(a)(g)	B1		325	345,719
8.875%	08/15/20	(g)	B1		75	83,813
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16		Baa2		85	89,561
3.500%	10/01/22		Baa2		150	149,895
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.000%	09/15/16		Baa1		305	315,695

						984,683

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Consumer Products
Avon Products, Inc.,
Sr. Unsec’d. Notes
4.600%	03/15/20		Baa2	40	$41,551
5.000%	03/15/23		Baa2	75	76,955

					118,506

Containers & Packaging — 0.1%
Rock-Tenn Co.,
Gtd. Notes
4.000%	03/01/23		Ba1	305	308,443

Electric — 0.3%
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/22		Baa2	155	154,883
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17		Baa2	150	151,328
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.750%	03/15/18		Baa3	100	101,132
4.250%	03/15/23		Baa3	370	374,211
7.375%	11/15/31		Baa3	255	298,727
NRG Energy, Inc.,
Gtd. Notes, 144A
6.625%	03/15/23	(g)	B1	50	53,000
PPL Capital Funding, Inc.,
Gtd. Notes
3.500%	12/01/22		Baa3	95	95,701
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		Baa2	170	196,942

					1,425,924

Electronic Components & Equipment
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.200%	10/01/22		Baa2	85	84,938

Entertainment & Leisure — 0.2%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/16		Baa2	310	330,376
Regal Entertainment Group,
Gtd. Notes
9.125%	08/15/18	(a)	B3	400	449,000

					779,376

Environmental Control — 0.1%
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22		Baa3	230	240,455
5.700%	05/15/41		Baa3	305	356,006

					596,461

Farming & Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21		Baa1	250	282,955
9.250%	08/06/19		Baa1	210	292,715

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Farming & Agriculture (cont’d.)
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.200%	06/15/17		Baa2		145	$149,987
4.100%	03/15/16		Baa2		85	90,911
Bunge NA Finance LP,
Gtd. Notes
5.900%	04/01/17		Baa2		170	192,777

						1,009,345

Financial Services — 2.7%
Air Lease Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/16	(a)	NR		325	337,188
Ally Financial, Inc.,
Gtd. Notes
8.000%	03/15/20		B1		275	341,000
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.300%	06/28/19		A3		185	241,513
Citigroup, Inc.,
Sr. Unsec’d. Notes
6.125%	05/15/18		Baa2		190	226,353
8.500%	05/22/19		Baa2		265	353,046
Sr. Unsec’d. Notes, MTN
3.500%	08/05/15		Baa2	EUR	150	202,976
5.000%	08/02/19		Baa2	EUR	120	180,102
6.250%	09/02/19		Baa2	GBP	70	129,319
Sub. Notes
4.750%(c)	02/10/19		Baa3	EUR	70	88,608
Sub. Notes, MTN
0.859%(c)	05/31/17		Baa3	EUR	100	121,295
CNH Capital LLC,
Gtd. Notes
6.250%	11/01/16		Ba2		150	165,750
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
6.113%	01/15/40	(g)	A2		283	346,221
E*Trade Financial Corp.,
Sr. Unsec’d. Notes
6.750%	06/01/16		B2		400	431,000
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.250%	01/10/14	(g)	Baa1		90	91,057
3.300%	10/15/22	(g)	Baa1		75	75,556
5.250%	10/01/20	(g)	Baa1		125	145,125
Sr. Notes, 144A
4.500%	08/16/21	(g)	Baa1		65	71,616
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.750%	02/01/21		Baa3		805	912,769
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38		A1		420	489,714
Sub. Notes
5.300%	02/11/21		A2		400	458,550
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.375%	01/22/18		A3		460	466,271
3.625%	01/22/23		A3		180	181,266

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
5.125%	10/16/14		A3	EUR	50	$68,096
5.750%	01/24/22	(a)	A3		385	447,649
6.150%	04/01/18		A3		235	276,916
Sr. Unsec’d. Notes, MTN
4.500%	01/30/17		A3	EUR	250	352,084
6.125%	02/14/17		A3	GBP	30	52,164
6.375%	05/02/18		A3	EUR	60	92,925
7.500%	02/15/19		A3		130	162,639
Sub. Notes
5.500%	10/12/21		Baa1	GBP	20	33,150
GTP Acquisition Partners I LLC,
Asset-Backed, 144A
4.347%	06/15/41	(g)	A2		70	74,325
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15		Baa3		215	224,675
8.500%	07/15/19		Baa3		115	143,165
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.500%	01/24/22		A2		460	504,124
6.300%	04/23/19		A2		795	971,022
Sr. Unsec’d. Notes, MTN
2.750%	08/24/22		A2	EUR	100	130,538
5.250%	01/14/15		A2	EUR	100	138,342
Sub. Notes, MTN
4.375%(c)	11/12/19		A3	EUR	150	195,643
Morgan Stanley,
Sr. Unsec’d. Notes
3.450%	11/02/15	(a)	Baa1		115	120,517
3.750%	02/25/23		Baa1		595	601,418
3.800%	04/29/16		Baa1		190	201,576
Sr. Unsec’d. Notes, MTN
4.000%	07/24/15		Baa1		320	337,734
5.000%	05/02/19		Baa1	EUR	200	291,051
5.125%	11/30/15		Baa1	GBP	150	246,241
5.500%	10/02/17		Baa1	EUR	250	365,785
5.500%	07/28/21		Baa1		235	269,406
New York Life Global Funding,
Sr. Unsec’d. Notes, MTN
4.375%	01/19/17		Aaa	EUR	150	216,101
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/16		Baa2		50	53,307
SLM Corp.,
Sr. Unsec’d. Notes, MTN
6.000%	01/25/17		Ba1		460	500,250
8.450%	06/15/18		Ba1		30	35,550
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
4.000%	12/07/17		Aa3	GBP	25	42,590

						13,205,278

Financial–Bank & Trust — 1.0%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17		Baa2		410	441,062
5.625%	07/01/20		Baa2		505	589,319
6.500%	08/01/16		Baa2		400	460,673
Sr. Unsec’d. Notes, MTN

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Financial–Bank & Trust (cont’d.)
2.000%	01/11/18		Baa2		600	$597,146
4.625%	08/07/17		Baa2	EUR	250	358,410
5.500%	12/04/19		Baa2	GBP	90	159,705
7.000%	06/15/16		Baa2	EUR	150	225,407
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.500%	03/15/22		Baa1		115	119,821
3.625%	01/25/16		Baa1		75	80,175
Sub. Notes
8.250%	03/01/38		Baa2		190	263,011
International Lease Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13		Ba3		200	206,000
PNC Funding Corp.,
Bank Gtd. Notes
3.300%	03/08/22		A3		485	500,073
5.625%	02/01/17		Baa1		195	222,736
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/16		Baa1		145	155,273
U.S. Bancorp,
Jr. Sub. Notes
3.442%	02/01/16		A3		225	239,474
US Bancorp,
Sub. Notes, MTN
2.950%	07/15/22		A2		140	139,332
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.625%	08/16/22		A2	EUR	150	197,000

						4,954,617

Food — 0.2%
Ahold Finance USA LLC,
Gtd. Notes, MTN
6.500%	03/14/17		Baa3	GBP	100	177,840
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
3.200%	01/25/23		Baa2		305	303,998
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19		Caa1		175	181,563
Mondelez International, Inc.,
Sr. Unsec’d. Notes, MTN
7.250%	07/18/18		Baa2	GBP	70	133,453
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	(a)	Baa3		195	212,184

						1,009,038

Healthcare Services — 0.5%
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17	(a)	B3		175	189,438
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	(a)	B3		400	460,000
Kaiser Foundation Hospitals,
Gtd. Notes
3.500%	04/01/22		A+(d)		160	167,954

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Healthcare Services (cont’d.)
Kindred Healthcare, Inc.,
Gtd. Notes
8.250%	06/01/19	(a)	B3		400	$397,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18	(a)	Ba3		250	277,500
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.875%	10/15/20		A3		75	82,262
4.625%	11/15/41		A3		140	145,740
4.700%	02/15/21		A3		80	91,825
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23		Baa2		380	385,069

						2,196,788

Home Builders
NVR, Inc.,
Sr. Unsec’d. Notes
3.950%	09/15/22		Baa2		120	123,181

Home Furnishings
Whirlpool Corp.,
Notes, MTN
3.700%	03/01/23		Baa3		200	203,841

Hotels, Restaurants & Leisure — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19		Baa2		160	167,606
MGM Resorts International,
Gtd. Notes, 144A
6.750%	10/01/20	(g)	B3		200	212,000
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
3.125%	02/15/23		Baa2		175	172,582

						552,188

Household Products
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
2.050%	12/01/17		Baa3		85	85,471

Insurance — 0.6%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22		Baa1		130	127,204
American International Group, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/22		Baa1		235	265,853
6.400%	12/15/20		Baa1		50	61,922
6.797%	11/15/17		Baa1	EUR	100	155,745
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/21		Aa2		205	230,549
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20		Baa2		155	182,469
ING US, Inc.,
Gtd. Notes, 144A
2.900%	02/15/18	(g)	Baa3		160	162,288

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
MetLife, Inc.,
Sr. Unsec’d. Notes
5.250%	06/29/20		A3	GBP	50	$88,166
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, MTN
4.625%	05/16/17		Aa3	EUR	150	218,122
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22		A3		35	35,572
6.050%	10/15/36		A3		175	216,171
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/18		Baa2		115	136,973
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21		Baa1		170	189,505
5.625%	03/15/17		Baa1		45	50,973
6.450%	11/15/19		Baa1		95	114,438
Sun Life Financial Global Funding III LP,
Sr. Sec’d. Notes, 144A
0.574%(c)	10/06/13	(g)	Baa1		285	284,956
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		Baa2		60	69,537
5.750%	08/15/42		Baa2		105	114,816

						2,705,259

Machinery & Equipment — 0.1%
Roper Industries, Inc.,
Sr. Unsec’d. Notes
1.850%	11/15/17		Baa2		60	60,491
6.250%	09/01/19		Baa2		150	181,692

						242,183

Manufacturing — 0.1%
GE Capital Trust IV,
Ltd. Gtd. Notes
4.625%(c)	09/15/66		A2	EUR	150	188,434
Koppers, Inc.,
Gtd. Notes
7.875%	12/01/19		B1		140	154,000
Turlock Corp.,
Gtd. Notes, 144A
4.000%	11/02/32	(g)	Baa1		120	119,836

						462,270

Media — 0.9%
CC Holdings GS V LLC,
Sr. Sec’d. Notes, 144A
3.849%	04/15/23	(g)	Baa3		575	579,291
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22		A3		150	153,475
6.950%	08/15/37		A3		220	292,516
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.250%	12/15/22	(g)	Baa2		70	71,112
8.375%	03/01/39	(g)	Baa2		200	296,273

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
1.750%	01/15/18		Baa2	165	$163,088
2.400%	03/15/17		Baa2	200	205,133
5.875%	10/01/19		Baa2	140	165,813
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18		Baa2	135	168,441
NBCUniversal Enterprise, Inc.,
Gtd. Notes, 144A
1.974%	04/15/19	(g)	A3	175	175,484
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
2.875%	01/15/23		A3	325	322,141
5.150%	04/30/20		A3	285	337,771
News America, Inc.,
Gtd. Notes
6.150%	03/01/37		Baa1	150	175,997
6.150%	02/15/41		Baa1	240	287,391
TCM Sub LLC,
Gtd. Notes, 144A
3.550%	01/15/15	(g)	Baa1	175	181,920
Time Warner Cable, Inc.,
Gtd. Notes
5.500%	09/01/41		Baa2	165	169,563
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/20	(g)	B2	275	302,500
Walt Disney Co. (The),
Sr. Unsec’d. Notes, MTN
1.100%	12/01/17		A2	300	299,795

					4,347,704

Metals & Mining — 0.3%
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17		B1	225	243,000
Peabody Energy Corp.,
Gtd. Notes
6.000%	11/15/18		Ba1	200	212,500
6.250%	11/15/21	(a)	Ba1	200	208,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.,
Gtd. Notes
8.250%	04/15/18		B2	175	185,500
Valmont Industries, Inc.,
Gtd. Notes
6.625%	04/20/20		Baa3	155	183,539
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21		Ba3	400	471,000

					1,503,539

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17		Baa2	45	46,347
6.350%	05/15/18		Baa2	355	416,060

					462,407

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas — 1.3%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Baa3		220	$262,595
Antero Resources Finance Corp.,
Gtd. Notes, 144A
6.000%	12/01/20(g)	B2		375	391,875
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22(a)	B1		400	419,000
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21	Baa3		310	328,457
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
3.875%	07/15/22(g)	Baa2		135	144,840
Murphy Oil Corp.,
Sr. Unsec’d. Notes
4.000%	06/01/22	Baa3		145	144,564
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	Baa2		165	172,221
9.250%	01/15/19	Baa2		170	218,651
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41	Baa2		230	274,590
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20	Ba1		145	143,137
PDC Energy, Inc.,
Gtd. Notes, 144A
7.750%	10/15/22(g)	B3		400	424,000
Pemex Project Funding Master Trust,
Gtd. Notes
5.500%	02/24/25	Baa1	EUR	800	1,181,152
6.375%	08/05/16	Baa1	EUR	200	293,547
Gtd. Notes, MTN
7.500%	12/18/13	Baa1	GBP	160	253,606
Petrohawk Energy Corp.,
Gtd. Notes
7.250%	08/15/18	Baa3		110	123,084
Phillips 66,
Gtd. Notes
4.300%	04/01/22	Baa1		215	236,019
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22	Baa3		180	187,942
Reliance Holdings USA, Inc.,
Gtd. Notes, 144A
4.500%	10/19/20(g)	Baa2		250	262,067
5.400%	02/14/22	Baa2		250	278,676
Rowan Cos., Inc.,
Gtd. Notes
4.875%	06/01/22	Baa3		80	86,959
5.000%	09/01/17	Baa3		245	273,083
Southwest Gas Corp.,
Sr. Unsec’d. Notes
3.875%	04/01/22	Baa1		70	76,035

					6,176,100

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Paper & Forest Products — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22		Baa3	385	$433,365

Pharmaceuticals — 0.2%
Express Scripts Holding Co.,
Gtd. Notes
3.900%	02/15/22		Baa3	115	123,382
McKesson Corp.,
Sr. Unsec’d. Notes
1.400%	03/15/18		Baa2	220	220,051
Watson Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22		Baa3	295	299,038
4.625%	10/01/42		Baa3	70	70,615

					713,086

Pipelines — 0.9%
Boardwalk Pipelines LP,
Gtd. Notes
3.375%	02/01/23		Baa2	275	269,905
5.750%	09/15/19		Baa2	190	219,888
Buckeye Partners LP,
Sr. Unsec’d. Notes
5.500%	08/15/19		Baa3	160	179,521
DCP Midstream Operating LP,
Gtd. Notes
2.500%	12/01/17		Baa3	75	76,140
3.875%	03/15/23		Baa3	135	135,730
El Paso Natural Gas Co. LLC,
Sr. Unsec’d. Notes
5.950%	04/15/17		Baa1	60	69,632
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
3.600%	02/01/23		Baa3	250	248,780
5.200%	02/01/22		Baa3	200	224,548
Enterprise Products Operating LLC,
Gtd. Notes
3.350%	03/15/23		Baa1	295	300,423
5.950%	02/01/41		Baa1	195	225,906
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22	(a)	Baa2	290	308,126
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		Baa2	30	33,151
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22		Baa2	170	180,547
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
2.850%	01/31/23		Baa2	85	83,639
5.750%	01/15/20		Baa2	200	240,192
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
6.875%	12/01/18		B1	225	245,250
Spectra Energy Capital LLC,
Gtd. Notes
3.300%	03/15/23		Baa2	305	306,030

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22		Baa3	310	$320,682
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.700%	01/15/23		Baa3	215	213,432
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20		Baa2	240	258,952
6.300%	04/15/40		Baa2	170	197,803

					4,338,277

Real Estate — 0.1%
ProLogis LP,
Gtd. Notes
4.500%	08/15/17		Baa2	155	170,407
6.625%	12/01/19		Baa2	125	151,286
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
3.375%	10/03/22	(g)	A2	175	178,081

					499,774

Real Estate Investment Trusts — 0.4%
American Tower Corp.,
Sr. Unsec’d. Notes
4.700%	03/15/22		Baa3	120	130,414
5.900%	11/01/21		Baa3	100	117,171
7.250%	05/15/19		Baa3	121	149,804
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/22		Baa1	300	295,150
Equity One, Inc.,
Gtd. Notes
3.750%	11/15/22		Baa2	285	284,100
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17		Baa2	150	164,826
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes
3.750%	10/15/23		Baa3	60	60,235
Kilroy Realty LP,
Gtd. Notes
4.800%	07/15/18		Baa3	145	161,772
6.625%	06/01/20		Baa3	160	193,800
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
2.000%	02/15/18		Baa2	105	105,595
3.250%	08/15/22		Baa2	155	154,285
4.000%	04/30/19		Baa2	150	163,701
Weingarten Realty Investors,
Sr. Unsec’d. Notes
3.500%	04/15/23		Baa2	65	64,677

					2,045,530

Retail & Merchandising — 0.1%
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22		Baa3	55	57,031
4.875%	01/14/21		Baa3	285	316,135

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Retail & Merchandising (cont’d.)
						$373,166

Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
5.875%	04/28/17		A3	GBP	100	177,784
6.450%	06/15/34		A3		225	275,740
6.550%	02/15/39		A3		655	809,116
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19	(g)	B3		200	217,000
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
3.500%	03/01/23		Baa2		140	140,826
SBA Telecommunications, Inc.,
Gtd. Notes
8.250%	08/15/19		B1		38	41,895
SBA Tower Trust,
Sec’d. Notes, 144A
2.933%	12/15/42	(g)	A2		245	255,856
Sprint Nextel Corp.,
Gtd. Notes, 144A
9.000%	11/15/18	(g)	Ba3		400	494,500

						2,412,717

Tobacco — 0.1%
Philip Morris International, Inc.,
Sr. Unsec’d. Notes, MTN
5.875%	09/04/15		A2	EUR	100	143,971
Reynolds American, Inc.,
Gtd. Notes
3.250%	11/01/22		Baa2		155	153,248
7.625%	06/01/16		Baa2		230	273,926

						571,145

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22		A3		85	86,852
5.050%	03/01/41		A3		150	162,281
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	07/15/16		Baa2		95	100,612
4.850%	06/01/21		Baa2		190	203,065
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/41		Baa1		240	261,588

						814,398

Utilities — 0.3%
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/39	(g)	Baa3		160	183,317
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36		Baa2		170	212,264
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20		Baa2		270	308,287

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Utilities (cont’d.)
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		Baa2		150	$174,190
NiSource Finance Corp.,
Gtd. Notes
5.250%	02/15/43		Baa3		130	136,203
5.950%	06/15/41		Baa3		210	238,690
6.250%	12/15/40		Baa3		80	94,495
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.150%	05/15/37		A3		230	302,197

						1,649,643

TOTAL CORPORATE OBLIGATIONS (cost $58,821,802)						62,496,918

FOREIGN BONDS — 53.5%
Australia — 0.8%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, MTN
5.125%	09/10/19		Aa3	EUR	100	149,564
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, MTN
3.875%	12/14/15		Aa2	GBP	100	163,194
Sub. Notes, MTN
5.500%	08/06/19		Aa3	EUR	90	137,197
National Australia Bank Ltd.,
Sr. Unsec’d. Notes, MTN
4.750%	07/15/16		Aa2	EUR	100	143,888
5.375%	12/08/14		Aa2	GBP	100	163,538
New South Wales Treasury Corp.,
Sr. Unsec’d. Notes
6.000%	03/01/22		Aaa	AUD	1,522	1,798,352
Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
4.450%	11/15/21	(g)	Baa2		275	289,902
Telstra Corp. Ltd.,
Gtd. Notes, MTN
6.125%	08/06/14		A2	GBP	30	48,627
Wesfarmers Ltd.,
Gtd. Notes, 144A
2.983%	05/18/16	(g)	A3		135	142,247
Westpac Banking Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	01/12/18		Aa2		200	202,257
4.250%	09/22/16		Aa2	EUR	150	213,443
5.000%	10/21/19		Aa2	GBP	50	88,949
WT Finance Aust Pty Ltd./Westfield Europe Finance PLC,
Gtd. Notes
5.500%	06/27/17		A2	GBP	50	86,808

						3,627,966

Austria — 1.1%
Republic of Austria,
Bonds
6.250%	07/15/27		Aaa	EUR	884	1,700,702
Sr. Unsec’d. Notes, 144A
3.400%	11/22/22	(g)	Aaa	EUR	1,475	2,176,221
4.850%	03/15/26	(g)	Aaa	EUR	598	1,006,827

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Austria (cont’d.)
Sappi Papier Holding GmbH,
Sr. Sec’d. Notes
6.625%	04/15/18		Ba2	EUR	200	$269,189

						5,152,939

Belgium — 0.2%
Anheuser-Busch InBev NV,
Gtd. Notes, MTN
6.500%	06/23/17		A3	GBP	95	174,390
Belgium Government,
Bonds
4.250%	09/28/21		Aa3	EUR	549	837,631
Eni Finance International SA,
Gtd. Notes, MTN
5.000%	01/27/19		A3	GBP	25	42,414

						1,054,435

Bermuda — 0.2%
Digicel Group Ltd.,
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20		Caa1		200	212,000
GeoPark Latin America Ltd. Agencia en Chile,
Sr. Sec’d. Notes, 144A
7.500%	02/11/20		B(d)		200	208,000
Holcim GB Finance Ltd.,
Gtd. Notes, MTN
8.750%	04/24/17		Baa2	GBP	50	94,793
Weatherford International Ltd.,
Gtd. Notes
6.750%	09/15/40		Baa2		250	275,432
9.625%	03/01/19		Baa2		40	52,242

						842,467

Brazil — 1.4%
Banco do Estado do Rio Grande do Sul,
Sub. Notes, 144A
7.375%	02/02/22		Ba1		200	217,944
Brazil Notas do Tesouro Nacional,
Notes
10.000%	01/01/23		Baa2	BRL	2,836	1,391,831
Series B, Bonds
6.000%	08/15/20		Baa2	BRL	1,477	1,886,430
Series B, Notes
6.000%	05/15/15		Baa2	BRL	893	1,069,423
6.000%	08/15/50		NR	BRL	630	913,741
Itau Unibanco Holding SA,
Sub. Notes, 144A
5.650%	03/19/22		Baa3		200	210,000
Vale SA,
Notes, MTN
3.750%	01/10/23		Baa2	EUR	200	267,042
Votorantim Cimentos SA,
Gtd. Notes
5.250%	04/28/17		Baa3	EUR	50	70,310
Gtd. Notes, 144A
5.250%	04/28/17	(g)	Baa3	EUR	100	140,619
7.250%	04/05/41		Baa3		400	433,000

						6,600,340

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
British Virgin Islands
Talent Yield Investments Ltd.,
Gtd. Notes, 144A
4.500%	04/25/22		Baa1		200	$219,334

Canada — 3.5%
Bank of Nova Scotia,
Sr. Unsec’d. Notes
2.550%	01/12/17		Aa2		100	104,759
Canadian Government,
Bonds
3.500%	06/01/13		Aaa	CAD	3,131	3,094,908
3.750%	06/01/19		Aaa	CAD	1,233	1,376,115
4.000%	06/01/16		Aaa	CAD	1,133	1,214,140
4.000%	06/01/17		Aaa	CAD	1,201	1,312,925
4.500%	06/01/15		Aaa	CAD	2,004	2,119,780
Unsec’d. Notes
4.000%	06/01/41		Aaa	CAD	907	1,161,355
4.000%	06/01/41		Aaa	CAD	261	334,646
Eldorado Gold Corp.,
Sr. Unsec’d. Notes, 144A
6.125%	12/15/20		Ba3		75	77,813
Province of British Columbia,
Notes
3.700%	12/18/20		Aaa	CAD	2,164	2,342,279
Province of Quebec,
Unsec’d. Notes
5.000%	12/01/38		Aa2	CAD	986	1,181,598
Royal Bank of Canada,
Covered Bonds
4.625%	01/22/19		Aaa	EUR	1,540	2,320,593
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
3.750%	02/01/21	(a)	Baa2		155	161,195
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
2.500%	08/01/22		A3		195	190,082

						16,992,188

Cayman Islands — 1.2%
Central China Real Estate Ltd.,
Sr. Sec’d. Notes
12.250%	10/20/15		B1		200	219,500
China Shanshui Cement Group Ltd.,
Gtd. Notes
8.500%	05/25/16		BB-(d)		200	211,000
Country Garden Holdings Co. Ltd.,
Gtd. Notes, 144A
11.125%	02/23/18		Ba3		200	230,000
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes
6.000%	05/13/21		Baa3		200	232,593
IPIC GMTN Ltd.,
Gtd. Notes
5.875%	03/14/21		Aa3	EUR	100	154,663
KWG Property Holding Ltd.,
Gtd. Notes
12.750%	03/30/16		B1		200	225,178
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42		Baa2		285	286,686

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Cayman Islands (cont’d.)
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
5.125%	06/26/22	(g)	Baa3		200	$210,300
7.125%	06/26/42		Baa3		200	226,500
Pacific Life Funding LLC,
Sec’d. Notes, MTN
5.125%	01/20/15		A1	GBP	250	400,878
Petrobras International Finance Co.,
Gtd. Notes
5.750%	01/20/20		A3		355	390,988
5.875%	03/01/18		A3		240	269,477
7.875%	03/15/19		A3		65	79,082
Gtd. Notes, MTN
4.875%	03/07/18		A3	EUR	820	1,152,858
5.875%	03/07/22		A3	EUR	150	222,623
Principal Financial Global Funding II LLC,
Sr. Sec’d. Notes, MTN
4.500%	01/26/17		Aa3	EUR	100	142,809
Transocean, Inc.,
Gtd. Notes
2.500%	10/15/17		Baa3		260	263,290
5.050%	12/15/16		Baa3		115	127,776
UPCB Finance V Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	11/15/21	(g)	Ba3		350	386,750
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22		Baa2		190	194,949

						5,627,900

Chile — 0.1%
Automotores Gildemeister SA,
Gtd. Notes
8.250%	05/24/21		Ba2		100	111,250
Banco del Estado de Chile,
Sr. Unsec’d. Notes, 144A
3.875%	02/08/22		Aa3		200	211,106
Banco Santander Chile,
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22	(g)	Aa3		150	151,373

						473,729

Cyprus
Mriya Agro Holding PLC,
Sr. Unsec’d. Notes
10.950%	03/30/16		B(d)		200	212,000

Czech Republic — 0.7%
CEZ A/S,
Sr. Unsec’d. Notes, MTN
5.000%	10/19/21		A2	EUR	50	77,788
Czech Republic,
Sr. Unsec’d. Notes, MTN
3.625%	04/14/21		A1	EUR	2,427	3,456,201

						3,533,989

Denmark — 0.4%
Carlsberg Breweries A/S,
Sr. Unsec’d. Notes, MTN
7.250%	11/28/16		Baa2	GBP	50	90,927

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Denmark (cont’d.)
Danske Bank A/S,
Sr. Unsec’d. Notes, MTN
4.750%	06/04/14		Baa1	EUR	100	$133,958
Denmark Government,
Bonds
3.000%	11/15/21		Aaa	DKK	7,683	1,528,772
TDC A/S,
Sr. Unsec’d. Notes
3.500%	02/23/15		Baa2	EUR	100	134,288
5.625%	02/23/23		Baa2	GBP	100	179,596

						2,067,541

Finland — 0.1%
Finland Government Bond,
Sr. Unsec’d. Notes
3.375%	04/15/20		Aaa	EUR	409	604,536

France — 3.1%
Autoroutes du Sud de la France SA,
Sr. Unsec’d. Notes, MTN
7.375%	03/20/19		Baa1	EUR	100	167,679
AXA SA,
Sub. Notes, MTN
5.250%(c)	04/16/40		A3	EUR	150	198,706
BNP Paribas Home Loan SFH,
Covered Bonds, MTN
3.750%	04/20/20		Aaa	EUR	300	441,144
BNP Paribas SA,
Sr. Unsec’d. Notes, MTN
2.500%	08/23/19		A2	EUR	75	97,661
2.875%	11/27/17		A2	EUR	150	202,644
3.750%	11/25/20		A2	EUR	50	70,295
BPCE SA,
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13	(g)	A2		165	165,599
Caisse d’Amortissement de la Dette Sociale,
Unsec’d. Notes, MTN
2.500%	10/25/22		Aa1	EUR	1,870	2,478,855
Carrefour SA,
Sr. Unsec’d. Notes, MTN
5.375%	06/12/15		BBB+(d)	EUR	150	210,635
Casino Guichard Perrachon SA,
Sr. Unsec’d. Notes, MTN
4.875%	04/10/14		BBB-(d)	EUR	100	133,407
6.375%	04/04/13		BBB-(d)	EUR	50	64,093
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
4.600%	01/27/20	(g)	Aa3		155	172,476
Sr. Unsec’d. Notes, MTN
6.250%	01/25/21		Aa3	EUR	100	166,416
6.875%	12/12/22		Aa3	GBP	50	98,834
Unsec’d. Notes, MTN
2.750%	03/10/23		Aa3	EUR	100	131,146
Eutelsat SA,
Sr. Unsec’d. Notes
4.125%	03/27/17		NR	EUR	150	212,089
France Telecom SA,
Sr. Unsec’d. Notes, MTN
8.000%	12/20/17		A3	GBP	40	76,461

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
France (cont’d.)
French Government,
Bonds
3.750%	04/25/21		Aa1	EUR	2,150	$3,196,387
4.000%	10/25/38		Aa1	EUR	217	321,848
5.750%	10/25/32		Aa1	EUR	1,365	2,498,721
GDF Suez,
Sr. Unsec’d. Notes, 144A
1.625%	10/10/17	(g)	A1		145	145,750
Sr. Unsec’d. Notes, MTN
5.625%	01/18/16		A1	EUR	180	261,721
6.125%	02/11/21		A1	GBP	50	93,971
HSBC Covered Bonds France,
Covered Bonds, MTN
3.375%	01/20/17		Aaa	EUR	800	1,121,336
Legrand SA,
Sr. Unsec’d. Notes
4.250%	02/24/17		BBB+(d)	EUR	100	142,709
Pernod-Ricard SA,
Sr. Unsec’d. Notes
5.000%	03/15/17		Baa3	EUR	100	145,670
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22	(g)	Baa3		155	170,237
PPR,
Sr. Unsec’d. Notes, MTN
8.625%	04/03/14		BBB-(d)	EUR	100	138,326
RCI Banque SA,
Sr. Unsec’d. Notes, 144A
3.500%	04/03/18	(g)	Baa3		200	200,184
4.600%	04/12/16	(g)	Baa3		210	220,241
Sr. Unsec’d. Notes, MTN
4.250%	04/27/17		Baa3	EUR	85	116,242
4.375%	01/27/15		Baa3	EUR	101	135,267
Societe Generale,
Sub. Notes, MTN
5.400%	01/30/18		Baa3	GBP	50	81,257
6.125%	08/20/18		Baa3	EUR	100	147,972
Total Capital SA,
Gtd. Notes, MTN
3.875%	12/14/18		Aa1	GBP	40	68,621
Valeo SA,
Sr. Unsec’d. Notes, MTN
4.875%	05/11/18		Baa3	EUR	100	143,742
Veolia Environnement SA,
Sr. Unsec’d. Notes, MTN
5.125%	05/24/22		Baa1	EUR	64	98,743
5.375%	05/28/18		Baa1	EUR	56	84,812
Vivendi SA,
Sr. Unsec’d. Notes, MTN
4.875%	12/02/19		Baa2	EUR	100	149,202

						14,771,099

Germany — 8.4%
BASF SE,
Sr. Unsec’d. Notes, MTN
5.875%	03/31/17		A1	GBP	50	89,491
Bundesobligation,
Bonds
0.500%	10/13/17		Aaa	EUR	1,139	1,477,625
3.500%	04/12/13		Aaa	EUR	6,981	8,955,156

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Germany (cont’d.)
Bundesrepublik Deutschland,
Bonds
3.500%	01/04/16		Aaa	EUR	2,158	$3,031,330
3.750%	01/04/15		Aaa	EUR	3,492	4,771,755
4.000%	01/04/37		Aaa	EUR	5,705	9,820,597
Unsec’d. Notes
1.500%	02/15/23		Aaa	EUR	3,309	4,326,488
Deutsche Bank AG,
Sr. Unsec’d. Notes, MTN
5.125%	08/31/17		A2	EUR	50	74,995
KFW,
Gov’t. Gtd. Notes, MTN
0.500%	04/19/16		Aaa		384	383,495
Kreditanstalt Fuer Wiederaufbau,
Gov’t. Gtd. Notes
4.700%	06/02/37		Aaa	CAD	523	583,427
5.500%	12/07/15		Aaa	GBP	1,040	1,786,582
Gov’t. Gtd. Notes, MTN
4.375%	07/04/18		Aaa	EUR	950	1,441,245
6.000%	08/20/20		Aaa	AUD	2,899	3,351,661
MAN SE,
Sr. Unsec’d. Notes, MTN
7.250%	05/20/16		A3	EUR	40	60,776
Merck Financial Services GmbH,
Gtd. Notes, MTN
3.375%	03/24/15		Baa1	EUR	100	134,857
Techem GmbH,
Sr. Sec’d. Notes, 144A
6.125%	10/01/19	(g)	Ba3	EUR	100	137,158
Volkswagen Leasing GmbH,
Gtd. Notes, MTN
3.250%	05/10/18		A3	EUR	200	279,429

						40,706,067

Indonesia
Adaro Indonesia PT,
Gtd. Notes, 144A
7.625%	10/22/19		Ba1		100	108,250

Ireland — 0.9%
Alfa Bank OJSC Via Alfa Bond Issuance PLC,
Sr. Unsec’d. Notes
7.875%	09/25/17		Ba1		200	225,240
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.,
Sr. Sec’d. Notes
7.375%	10/15/17		Ba3	EUR	200	276,880
Cloverie PLC For Zurich Insurance Co. Ltd.,
Sub. Notes, MTN
7.500%(c)	07/24/39		A2	EUR	200	316,387
CRH Finance Ltd.,
Gtd. Notes, MTN
7.375%	05/28/14		Baa2	EUR	120	165,135
GE Capital European Funding,
Gtd. Notes, MTN
4.625%	02/22/27		A1	EUR	150	229,798
5.250%	05/18/15		A1	EUR	200	280,061
5.375%	01/16/18		A1	EUR	145	220,311

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Ireland (cont’d.)
GE Capital UK Funding,
Gtd. Notes, MTN
4.375%	07/31/19		A1	GBP	70	$118,078
5.625%	12/12/14		A1	GBP	200	326,247
Iberdrola Finance Ireland Ltd.,
Gtd. Notes, 144A
3.800%	09/11/14	(g)	Baa1		140	144,155
Ireland Government,
Bonds
5.000%	10/18/20		Ba1	EUR	653	899,004
5.500%	10/18/17		Ba1	EUR	518	734,616
Metalloinvest Finance Ltd.,
Gtd. Notes
6.500%	07/21/16		Ba2		200	210,626
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
Unsec’d. Notes
7.748%	02/02/21		Ba3		200	224,000

						4,370,538

Israel — 0.1%
Israel Government,
Bonds
5.500%	02/28/17		NR	ILS	1,805	552,514

Italy — 4.8%
Assicurazioni Generali SpA,
Sr. Unsec’d. Notes, MTN
5.125%	09/16/24		Baa2	EUR	100	134,278
Atlantia SpA,
Gtd. Notes, MTN
4.500%	02/08/19		Baa1	EUR	100	138,963
6.250%	06/09/22		Baa1	GBP	30	50,512
Enel SpA,
Sr. Unsec’d. Notes, MTN
6.250%	06/20/19		Baa2	GBP	50	83,880
Eni SpA,
Sr. Unsec’d. Notes, MTN
3.500%	01/29/18		A3	EUR	125	174,161
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes
3.125%	01/15/16		Baa2		250	244,386
Sr. Unsec’d. Notes, MTN
4.000%	11/08/18		Baa2	EUR	300	378,612
4.125%	01/14/16		Baa2	EUR	100	130,125
Italy Buoni Poliennali del Tesoro,
Bonds
3.500%	11/01/17		Baa2	EUR	1,708	2,190,230
3.750%	03/01/21		Baa2	EUR	908	1,139,579
4.000%	02/01/17		Baa2	EUR	2,313	3,054,517
4.000%	02/01/37		Baa2	EUR	320	354,077
4.250%	03/01/20		Baa2	EUR	1,630	2,111,946
4.500%	02/01/18		Baa2	EUR	659	879,435
4.500%	08/01/18		Baa2	EUR	1,748	2,325,603
4.750%	06/01/17		Baa2	EUR	3,886	5,238,319
5.000%	09/01/40		Baa2	EUR	1,921	2,395,045
Lottomatica Group SpA,
Gtd. Notes
5.375%	12/05/16		Baa3	EUR	150	213,088

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Italy (cont’d.)
Snam SpA,
Sr. Unsec’d. Notes, MTN
5.000%	01/18/19		Baa1	EUR	150	$213,679
Telecom Italia SpA,
Sr. Unsec’d. Notes, MTN
5.250%	02/10/22		Baa3	EUR	150	195,716
7.375%	12/15/17		Baa3	GBP	50	84,647
UniCredit SpA,
Covered Bonds, MTN
4.250%	07/29/17		A2	EUR	750	1,039,236
Sr. Unsec’d. Notes, MTN
4.875%	03/07/17		Baa2	EUR	300	395,708

						23,165,742

Japan — 10.6%
Japanese Government,
Sr. Unsec’d. Notes
1.100%	06/20/21		Aa3	JPY	639,600	7,179,793
1.300%	06/20/20		Aa3	JPY	516,200	5,880,979
1.400%	09/20/15		Aa3	JPY	839,500	9,211,634
1.400%	03/20/18		Aa3	JPY	326,300	3,684,121
1.500%	03/20/19		Aa3	JPY	192,600	2,205,401
1.500%	06/20/19		Aa3	JPY	15,700	180,128
1.700%	03/20/17		Aa3	JPY	331,200	3,738,924
1.700%	09/20/17		Aa3	JPY	115,300	1,310,842
1.900%	03/20/25		Aa3	JPY	274,950	3,314,626
2.000%	12/20/33		Aa3	JPY	35,650	416,104
2.300%	06/20/28		Aa3	JPY	762,250	9,527,481
2.300%	03/20/40		Aa3	JPY	341,300	4,219,017

						50,869,050

Luxembourg — 0.7%
Altice Financing SA,
Sr. Sec’d. Notes, 144A
7.875%	12/15/19	(a)(g)	Ba2		200	218,500
AON Financial Services Luxembourg SA,
Gtd. Notes
6.250%	07/01/14		Baa2	EUR	100	136,233
Fiat Industrial Finance Europe SA,
Gtd. Notes, MTN
6.250%	03/09/18		Ba2	EUR	200	284,079
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes
7.288%	08/16/37		Baa1		150	181,500
Sr. Unsec’d. Notes, 144A
4.950%	05/23/16	(g)	Baa1		220	235,365
Sr. Unsec’d. Notes, MTN
6.605%	02/13/18		Baa1	EUR	200	298,926
Holcim US Finance Sarl & Cie SCS,
Gtd. Notes, 144A
6.000%	12/30/19	(g)	Baa2		145	169,389
Matterhorn Mobile Holdings SA,
Sr. Sec’d. Notes
8.250%	02/15/20		B3	EUR	200	278,316
MHP SA,
Gtd. Notes
10.250%	04/29/15		B3		150	160,165

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Luxembourg (cont’d.)
Minerva Luxembourg SA,
Gtd. Notes, 144A
7.750%	01/31/23		B1		200	$214,500
Numericable Finance & Co. SCA,
Sr. Sec’d. Notes, 144A
8.750%	02/15/19	(g)	B2	EUR	100	139,081
SES,
Gtd. Notes, 144A
3.600%	04/04/23	(g)	Baa2		155	156,465
Severstal OAO Via Steel Capital SA,
Sr. Unsec’d. Notes, 144A
5.900%	10/17/22		Ba1		200	199,000
Telecom Italia Capital SA,
Gtd. Notes
5.250%	11/15/13		Baa3		385	393,025
5.250%	10/01/15		Baa3		95	100,227

						3,164,771

Malaysia — 0.6%
Malaysian Government,
Sr. Unsec’d. Notes
3.700%	05/15/13		A3	MYR	2,000	646,400
4.127%	04/15/32		NR	MYR	326	108,465
4.160%	07/15/21		A3	MYR	1,969	664,821
4.232%	06/30/31		NR	MYR	1,060	358,772
4.378%	11/29/19		A3	MYR	2,600	888,884

						2,667,342

Mexico — 1.3%
Coca-Cola Femsa SAB de CV,
Sr. Unsec’d. Notes
4.625%	02/15/20		A2		140	155,050
Controladora Mabe SA de CV,
Gtd. Notes, 144A
7.875%	10/28/19		BB+(d)		210	248,850
Mexican Bonos,
Bonds
6.500%	06/09/22		Baa1	MXN	6,324	569,956
7.500%	06/03/27		Baa1	MXN	7,466	732,332
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20		Baa1	MXN	7,962	3,492,646
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/24/22		Baa1		525	581,438
5.500%	06/27/44		Baa1		105	108,308
6.500%	06/02/41		Baa1		240	282,600

						6,171,180

Netherlands — 1.1%
ABN Amro Bank NV,
Sub. Notes, MTN
6.375%	04/27/21		Baa3	EUR	150	213,647
Adecco International Financial Services BV,
Gtd. Notes, MTN
4.750%	04/13/18		Baa3	EUR	100	144,387
Akzo Nobel NV,
Gtd. Notes, MTN
8.000%	04/06/16		Baa1	GBP	50	89,698

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Netherlands (cont’d.)
Allianz Finance II BV,
Gtd. Notes
6.500%(c)	01/13/25		A2	EUR	144	$198,115
Gtd. Notes, MTN
5.750%(c)	07/08/41		A2	EUR	100	142,941
Bank Nederlandse Gemeenten,
Sr. Unsec’d. Notes, MTN
2.500%	01/18/16		Aaa	EUR	593	801,355
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.950%	11/09/22		A2		250	251,710
Sr. Unsec’d. Notes, MTN
4.250%	01/16/17		Aa2	EUR	160	228,204
Sub. Notes, MTN
4.125%	09/14/22		A2	EUR	150	199,863
Daimler International Finance BV,
Gtd. Notes, MTN
3.500%	06/06/19		A3	GBP	25	40,839
Deutsche Telekom International Finance BV,
Gtd. Notes, MTN
6.000%	01/20/17		Baa1	EUR	115	173,549
DTEK Finance BV,
Gtd. Notes
9.500%	04/28/15		B3		200	210,500
E.ON International Finance BV,
Gtd. Notes, MTN
5.500%	01/19/16		A3	EUR	150	216,776
6.000%	10/30/19		A3	GBP	100	186,811
Enel Finance International NV,
Gtd. Notes, MTN
4.125%	07/12/17		Baa2	EUR	200	269,921
Heineken NV,
Sr. Unsec’d. Notes, 144A
2.750%	04/01/23	(g)	Baa1		160	157,125
Sr. Unsec’d. Notes, MTN
3.500%	03/19/24		Baa1	EUR	100	141,073
7.250%	03/10/15		NR	GBP	80	134,831
KBC Internationale Financieringsmaatschappij NV,
Bank Gtd. Notes, MTN
3.875%	03/31/15		A3	EUR	155	209,329
Koninklijke KPN NV,
Sr. Unsec’d. Notes, MTN
5.750%	03/18/16		Baa2	GBP	100	168,419
7.500%	02/04/19		Baa2	EUR	50	81,636
Linde Finance BV,
Gtd. Notes
6.500%	01/29/16		A3	GBP	50	87,233
Repsol International Finance BV,
Gtd. Notes, MTN
4.750%	02/16/17		Baa3	EUR	160	224,354
RWE Finance BV,
Gtd. Notes, MTN
6.375%	06/03/13		A3	GBP	70	107,275
6.500%	04/20/21		A3	GBP	50	95,778
6.625%	01/31/19		A3	EUR	100	163,787
Sensata Technologies BV,
Gtd. Notes, 144A

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Netherlands (cont’d.)
6.500%	05/15/19	(a)(g)	B1		400	$431,000

						5,370,156

Norway — 0.3%
DNB Bank ASA,
Sr. Unsec’d. Notes
4.375%	02/24/21		A1	EUR	100	149,416
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17	(g)	A1		670	709,639
Norway Government,
Bonds
4.250%	05/19/17		Aaa	NOK	3,262	621,830

						1,480,885

Peru — 0.1%
Banco de Credito del Peru,
Sr. Unsec’d. Notes, 144A
5.375%	09/16/20		Baa2		200	218,000
Corp. Lindley SA,
Sr. Unsec’d. Notes, 144A
6.750%	11/23/21		BB+(d)		200	230,300

						448,300

Poland — 0.4%
Polish Government,
Bonds
5.500%	04/25/15		A2	PLN	1,901	610,164
5.500%	10/25/19		A2	PLN	1,335	455,794
5.750%	09/23/22		A2	PLN	1,244	436,920
Republic of Poland,
Bonds
4.750%	04/25/17		A2	PLN	1,136	367,238

						1,870,116

South Africa — 0.4%
Republic of South Africa,
Bonds
6.750%	03/31/21		Baa1	ZAR	6,401	705,444
13.500%	09/15/15		Baa1	ZAR	8,234	1,057,088

						1,762,532

South Korea — 1.0%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes
4.625%	02/20/17		Aa3	EUR	150	211,954
Korea Hydro & Nuclear Power Co. Ltd.,
Sr. Unsec’d. Notes, 144A
3.125%	09/16/15	(g)	A1		200	208,654
Korea Treasury Bonds,
Sr. Unsec’d. Notes
4.000%	09/10/15		Aa3	KRW	546,030	508,227
4.250%	06/10/21		Aa3	KRW	1,343,390	1,341,178
4.500%	03/10/15		Aa3	KRW	1,811,300	1,689,769
5.000%	06/10/20		Aa3	KRW	1,055,500	1,091,908

						5,051,690

Spain — 2.4%
Banco Santander SA,
Covered Bonds
4.625%	01/20/16		A3	EUR	800	1,087,415

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Spain (cont’d.)
BBVA Sr. Finance SAU,
Bank Gtd. Notes, MTN
3.875%	08/06/15		Baa3	EUR	150	$194,700
Gas Natural Capital Markets SA,
Gtd. Notes, MTN
4.125%	01/26/18		Baa2	EUR	100	136,752
5.250%	07/09/14		Baa2	EUR	100	134,498
Iberdrola Finanzas SAU,
Gtd. Notes, MTN
4.625%	04/07/17		Baa1	EUR	100	139,450
Instituto de Credito Oficial,
Sr. Unsec’d. Notes
4.375%	05/20/19		Baa3	EUR	559	716,204
6.000%	03/08/21		Baa3	EUR	525	716,124
Sr. Unsec’d. Notes, MTN
4.625%	01/31/17		Baa3	EUR	100	131,779
Santander International Debt SAU,
Bank Gtd. Notes, MTN
4.000%	03/27/17		Baa2	EUR	300	386,198
Spanish Government,
Bonds
5.750%	07/30/32		Baa3	EUR	420	552,581
5.850%	01/31/22		Baa3	EUR	758	1,030,430
Sr. Unsec’d. Notes
4.100%	07/30/18		Baa3	EUR	1,550	2,003,365
4.600%	07/30/19		Baa3	EUR	2,677	3,512,226
Telefonica Emisiones SAU,
Gtd. Notes
3.992%	02/16/16		Baa2		200	208,468
6.221%	07/03/17		Baa2		195	218,182
Gtd. Notes, MTN
3.661%	09/18/17		Baa2	EUR	250	333,340
5.375%	02/02/18		Baa2	GBP	100	163,416

						11,665,128

Supranational Bank — 1.0%
European Investment Bank,
Sr. Unsec’d. Notes
8.750%	08/25/17		AAA(d)	GBP	500	1,015,638
Sr. Unsec’d. Notes, MTN
4.750%	10/15/17		Aaa	EUR	740	1,118,418
Inter-American Development Bank,
Sr. Unsec’d. Notes
4.400%	01/26/26		Aaa	CAD	791	877,532
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes
3.875%	05/20/19		Aaa	EUR	1,082	1,620,642

						4,632,230

Sweden — 0.8%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
3.125%	03/20/17	(g)	Aa3		270	285,498
Sr. Unsec’d. Notes, MTN
3.750%	02/24/17		Aa3	EUR	150	211,130
3.875%	12/15/15		Aa3	GBP	50	81,471
Sub. Notes, 144A
4.875%	05/13/21	(g)	Baa1		310	335,560

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Sweden (cont’d.)
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, MTN
3.750%	05/19/16		A1	EUR	100	$138,705
6.625%	07/09/14		A1	GBP	100	162,166
Svensk Exportkredit AB,
Sr. Unsec’d. Notes
5.125%	03/01/17		Aa1		400	463,040
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes
5.500%	05/26/16		Aa3	GBP	100	171,414
Swedish Government,
Bonds
3.500%	06/01/22		Aaa	SEK	6,370	1,124,982
3.750%	08/12/17		Aaa	SEK	3,930	667,911

						3,641,877

Switzerland — 0.1%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
5.125%	09/18/17		A1	EUR	265	394,548
UBS AG,
Sr. Unsec’d. Notes, MTN
4.750%	06/07/17		A2	EUR	50	73,550
6.375%	07/20/16		A2	GBP	100	176,188

						644,286

Trinidad & Tobago
National Gas Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes, 144A
6.050%	01/15/36	(g)	Baa1		155	165,850

Turkey — 0.2%
Akbank TAS,
Sr. Unsec’d. Notes, 144A
5.125%	07/22/15		Baa2		300	314,625
Anadolu Efes Biracilik Ve Malt Sanayii A/S,
Sr. Unsec’d. Notes, 144A
3.375%	11/01/22		Baa3		200	190,500
Turkiye Garanti Bankasi A/S,
Sr. Unsec’d. Notes, 144A
6.250%	04/20/21		Baa2		200	225,000

						730,125

United Kingdom — 5.5%
Algeco Scotsman Global Finance PLC,
Sr. Sec’d. Notes, 144A
8.500%	10/15/18	(g)	B1		300	321,750
Aviva PLC,
Gtd. Notes
9.500%	06/20/16		A1	GBP	50	93,129
Sub. Notes, MTN
6.875%(c)	05/22/38		A3	EUR	125	174,893
BAE Systems PLC,
Sr. Unsec’d. Notes
4.125%	06/08/22		Baa2	GBP	100	159,440

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
Barclays Bank PLC,
Covered Bonds, MTN
4.000%	10/07/19		Aaa	EUR	1,150	$1,720,998
Sr. Unsec’d. Notes, MTN
5.250%	05/27/14		A2	EUR	165	222,613
5.750%	08/17/21		A2	GBP	50	91,611
Sub. Notes
6.625%	03/30/22		Baa3	EUR	100	146,270
BAT International Finance PLC,
Gtd. Notes, MTN
6.375%	12/12/19		A3	GBP	100	191,857
BG Energy Capital PLC,
Gtd. Notes, MTN
5.125%	12/01/25		A2	GBP	50	89,052
BMW UK Capital PLC,
Gtd. Notes, MTN
5.000%	10/02/17		A2	GBP	25	43,682
BP Capital Markets PLC,
Gtd. Notes, MTN
3.100%	10/07/14		A2	EUR	120	159,760
3.830%	10/06/17		A2	EUR	100	143,309
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A
3.125%	11/26/22	(g)	Baa1		105	104,702
6.100%	02/15/18	(g)	Baa1		70	82,869
British Telecommunications PLC,
Sr. Unsec’d. Notes
8.625%	03/26/20		Baa2	GBP	90	186,753
Sr. Unsec’d. Notes, MTN
6.500%	07/07/15		Baa2	EUR	100	144,238
BSKYB Finance UK PLC,
Gtd. Notes
5.750%	10/20/17		Baa1	GBP	100	178,140
Centrica PLC,
Sr. Unsec’d. Notes, MTN
5.125%	12/10/14		A3	GBP	100	161,900
Co-Operative Bank PLC,
Sr. Unsec’d. Notes, MTN
2.375%	10/23/15		A3	EUR	100	126,252
DTEK Finance PLC,
Gtd. Notes, 144A
7.875%	04/04/18		B3		200	196,739
Eastern Power Networks PLC,
Sr. Unsec’d. Notes, MTN
4.750%	09/30/21		Baa1	GBP	100	173,284
Ensco PLC,
Sr. Unsec’d. Notes
3.250%	03/15/16		Baa1		205	218,350
Experian Finance PLC,
Gtd. Notes, MTN
4.750%	11/23/18		Baa1	GBP	100	172,517
4.750%	02/04/20		Baa1	EUR	110	166,918
FCE Bank PLC,
Sr. Unsec’d. Notes, MTN
2.875%	10/03/17		Baa3	EUR	150	201,132
5.125%	11/16/15		Baa3	GBP	50	81,671

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
Heathrow Funding Ltd.,
Sr. Sec’d. Notes
4.600%	02/15/20		A-(d)	EUR	175	$253,733
5.225%	02/15/25		A-(d)	GBP	180	318,003
Sr. Sec’d. Notes, 144A
4.875%	07/15/23	(g)	A-(d)		290	321,435
HSBC Bank PLC,
Sr. Unsec’d. Notes, MTN
3.875%	10/24/18		Aa3	EUR	150	216,182
HSBC Holdings PLC,
Sr. Unsec’d. Notes
5.100%	04/05/21		Aa3		130	150,211
Sub. Notes
9.875%	04/08/18		A(d)	GBP	200	303,553
Sub. Notes, MTN
6.000%	06/10/19		A3	EUR	150	229,118
Hutchison Whampoa Finance UK PLC,
Gtd. Notes
5.625%	11/24/26		A3	GBP	50	91,129
Imperial Tobacco Finance PLC,
Gtd. Notes, 144A
3.500%	02/11/23	(g)	Baa3		260	262,298
Gtd. Notes, MTN
4.500%	07/05/18		Baa3	EUR	200	291,932
6.250%	12/04/18		Baa3	GBP	65	119,382
7.750%	06/24/19		Baa3	GBP	50	98,452
Intercontinental Hotels Group PLC,
Gtd. Notes, MTN
6.000%	12/09/16		BBB-(d)	GBP	50	87,014
Invesco Finance PLC,
Gtd. Notes
3.125%	11/30/22		A3		120	122,470
Kingfisher PLC,
Sr. Unsec’d. Notes, MTN
5.625%	12/15/14		Baa2	GBP	80	129,500
Legal & General Group PLC,
Sub. Notes, MTN
4.000%(c)	06/08/25		Baa1	EUR	170	217,534
Lloyds TSB Bank PLC,
Sr. Unsec’d. Notes, MTN
6.375%	06/17/16		A2	EUR	250	372,969
Sub. Notes, MTN
6.500%	03/24/20		Baa3	EUR	100	141,598
7.625%	04/22/25		Baa3	GBP	70	125,873
Marks & Spencer PLC,
Sr. Unsec’d. Notes, MTN
5.625%	03/24/14		Baa3	GBP	50	78,682
MU Finance PLC,
Sr. Sec’d. Notes, 144A
8.375%	02/01/17	(g)	NR		222	241,243
National Express Group PLC,
Gtd. Notes, MTN
6.250%	01/13/17		Baa3	GBP	100	170,647
National Grid Gas PLC,
Sr. Unsec’d. Notes, MTN
6.000%	06/07/17		A3	GBP	25	44,968

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
National Grid PLC,
Sr. Unsec’d. Notes, MTN
5.000%	07/02/18		Baa1	EUR	150	$227,418
6.125%	04/15/14		Baa1	GBP	50	79,735
6.500%	04/22/14		Baa1	EUR	100	136,065
Nationwide Building Society,
Covered Bonds, MTN
4.375%	02/28/22		Aaa	EUR	750	1,172,284
Sr. Unsec’d. Notes, MTN
3.750%	01/20/15		A2	EUR	120	161,260
5.625%	09/09/19		A2	GBP	100	179,808
Sub. Notes, MTN
6.750%	07/22/20		Baa1	EUR	100	147,202
Next PLC,
Sr. Unsec’d. Notes
5.875%	10/12/16		Baa2	GBP	50	85,974
Northumbrian Water Finance PLC,
Gtd. Notes
6.000%	10/11/17		BBB+(d)	GBP	30	53,756
Odeon & UCI Finco PLC,
Sr. Sec’d. Notes
9.000%	08/01/18		B3	GBP	150	242,733
PPL WEM Holdings PLC,
Sr. Unsec’d. Notes, 144A
3.900%	05/01/16	(g)	Baa3		255	269,358
R&R Ice Cream PLC,
Sr. Sec’d. Notes
8.375%	11/15/17		B2	EUR	200	277,521
Reed Elsevier Investments PLC,
Gtd. Notes, MTN
5.625%	10/20/16		Baa1	GBP	50	86,084
Rentokil Initial PLC,
Gtd. Notes, MTN
5.750%	03/31/16		BBB-(d)	GBP	50	82,863
Rolls-Royce PLC,
Gtd. Notes
6.750%	04/30/19		A3	GBP	100	191,950
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
2.550%	09/18/15		Baa1		160	164,446
Royal Bank of Scotland PLC (The),
Sr. Unsec’d. Notes, MTN
4.750%	05/18/16		A3	EUR	200	282,246
5.375%	09/30/19		A3	EUR	100	150,084
5.750%	05/21/14		A3	EUR	150	202,807
Scottish Power UK PLC,
Sr. Unsec’d. Notes
8.375%	02/20/17		Baa1	GBP	100	186,598
Severn Trent Utilities Finance PLC,
Gtd. Notes
6.125%	02/26/24		BBB+(d)	GBP	40	75,721
Gtd. Notes, MTN
5.250%	03/11/16		A3	EUR	150	216,075
SSE PLC,
Sr. Unsec’d. Notes
5.875%	09/22/22		A3	GBP	40	75,695
Standard Chartered Bank,
Sub. Notes, MTN
5.875%	09/26/17		A2	EUR	100	147,659

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
Standard Chartered PLC,
Sr. Unsec’d. Notes, MTN
6.500%	04/28/14		A2	GBP	100	$160,620
Tesco PLC,
Sr. Unsec’d. Notes, MTN
6.125%	02/24/22		Baa1	GBP	50	93,610
United Kingdom Gilt,
Bonds
4.250%	06/07/32		Aa1	GBP	972	1,808,080
4.250%	09/07/39		Aa1	GBP	3,463	6,391,235
4.500%	12/07/42		Aa1	GBP	1,209	2,330,888
UnumProvident Finance Co. PLC,
Gtd. Notes, 144A
6.850%	11/15/15	(g)	Baa2		125	140,903
Vodafone Group PLC,
Sr. Unsec’d. Notes, MTN
8.125%	11/26/18		A3	GBP	100	201,438
WPP 2008 Ltd.,
Sr. Unsec’d. Notes
6.000%	04/04/17		Baa2	GBP	50	87,609
WPP Finance 2010,
Gtd. Notes
4.750%	11/21/21	(a)	Baa2		240	259,224

						26,510,704

TOTAL FOREIGN BONDS (cost $255,361,713)						257,529,796

MUNICIPAL BONDS — 2.6%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49		Aa3		280	381,343
East Bay Municipal Utility District Water System,
Revenue Bonds
5.874%	06/01/40		Aa1		275	357,720
Los Angeles Department of Airports,
Revenue Bonds
7.053%	05/15/40		A1		160	212,093
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49		Aa2		90	117,234

						1,068,390

Colorado
Regional Transportation District Sales Tax,
Revenue Bonds
5.000%	11/01/38		Aa2		155	174,223

District of Columbia — 0.1%
District of Columbia,
Revenue Bonds
5.250%	12/01/34		Aa1		155	186,327
5.591%	12/01/34		Aa1		40	49,645

						235,972

Florida — 0.1%
Florida State Board of Education,
Revenue Bonds
5.000%	07/01/20		A1		365	444,961

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Georgia — 0.2%
State of Georgia,
General Obligation Unlimited
5.000%	10/01/21	Aaa	310	$393,672
5.000%	07/01/23	Aaa	145	182,291
5.000%	07/01/24	Aaa	85	105,923
5.000%	07/01/25	Aaa	110	135,876

				817,762

Illinois — 0.1%
Chicago IL O’Hare International Airport,
Revenue Bonds
6.395%	01/01/40	A2	120	154,938
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	Aaa	150	193,446
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3	185	228,505

				576,889

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2	125	144,775
Louisiana — 0.1%
State of Louisiana,
General Obligation Unlimited
5.000%	07/15/21	Aa2	110	137,543
5.000%	08/01/21	Aa2	95	118,848

				256,391

Maryland — 0.2%
Maryland State Transportation Authority,
Revenue Bonds
5.754%	07/01/41	Aa3	300	373,218
5.888%	07/01/43	Aa3	240	316,018

				689,236

Massachusetts — 0.1%
Commonwealth of Massachusetts,
General Obligation Ltd.
4.500%	08/01/31	Aa1	165	179,919
5.250%	09/01/24	Aa1	165	213,985
Revenue Bonds
5.000%	06/01/23	Aaa	85	104,407
Massachusetts Bay Transportation Authority,
Revenue Bonds
5.000%	07/01/20	Aa1	135	167,481

				665,792

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
5.000%	01/01/29	A3	145	165,286

New York — 0.5%
City of New York,
General Obligation Unlimited
5.000%	04/01/23	Aa2	185	225,012
6.271%	12/01/37	Aa2	95	125,250

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)	195	$286,693
New York Build America Bonds,
General Obligation Unlimited
5.846%	06/01/40	Aa2	170	218,936
New York City Housing Development Corp.,
Revenue Bonds
6.420%	11/01/27	Aa2	40	40,426
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa2	85	113,791
New York City Transitional Finance Authority,
Revenue Bonds
5.000%	05/01/23	Aa1	145	178,744
5.000%	11/01/24	Aa1	90	108,549
5.000%	02/01/25	Aa1	90	106,541
5.508%	08/01/37	Aa1	310	380,079
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3	520	519,480
Tompkins County Industrial Development Agency,
Revenue Bonds
5.000%	07/01/37	Aa1	155	176,705

				2,480,206

Ohio
JobsOhio Beverage System,
Revenue Bonds
4.532%	01/01/35	A2	100	103,788

Pennsylvania — 0.2%
Commonwealth of Pennsylvania,
General Obligation Unlimited
5.000%	07/01/21	Aa2	195	244,210
5.000%	06/01/24	Aa2	180	220,138
Philadelphia Authority for Industrial Development,
Revenue Bonds
3.964%	04/15/26	A2	440	439,344

				903,692

South Carolina — 0.1%
South Carolina State Public Service Authority,
Revenue Bonds
4.322%	12/01/27	Aa3	215	231,243

Texas — 0.3%
City of Houston TX,
General Obligation Ltd.
5.000%	03/01/23	AA(d)	130	159,549
6.290%	03/01/32	Aa2	315	397,933
City of San Antonio TX,
Revenue Bonds
5.250%	02/01/24	Aa1	245	313,076
Dallas Independent School District,
General Obligation Unlimited
4.000%	08/15/27	Aaa	110	120,669
5.000%	08/15/29	Aaa	125	148,681

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Texas (cont’d.)
Texas State Transportation Commission,
Revenue Bonds
5.178%	04/01/30		Aaa	255	$312,079

					1,451,987

Utah — 0.1%
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39		Aa2	265	347,868

Virginia — 0.3%
University of Virginia,
Revenue Bonds
5.000%	09/01/40		Aaa	290	343,975
Virginia College Building Authority,
Revenue Bonds
5.000%	02/01/22		Aa1	75	93,356
Virginia Commonwealth Transportation Board,
Revenue Bonds
5.350%	05/15/35		Aa1	30	36,288
Virginia Public Building Authority,
Revenue Bonds
5.900%	08/01/30		Aa1	260	331,945
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30		Aa1	385	415,045
5.000%	08/01/23		Aa1	225	278,208

					1,498,817

Washington
State of Washington,
General Obligation Unlimited
5.000%	07/01/24		Aa1	150	182,966

TOTAL MUNICIPAL BONDS
(cost $11,509,660)					12,440,244

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 0.4%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.915%(c)	02/25/34		BB(d)	44	44,310
Series 2004-D, Class 2A2
3.109%(c)	05/25/34		BBB(d)	26	26,009
Series 2004-H, Class 2A2
3.145%(c)	09/25/34		B1	31	31,118
Series 2004-I, Class 3A2
3.121%(c)	10/25/34		A1	12	12,290
Series 2005-J, Class 2A1
3.126%(c)	11/25/35		Caa2	296	265,868
Series 2005-J, Class 3A1
3.135%(c)	11/25/35		Caa1	85	80,257
Fannie Mae Interest Strip,
Series 319, Class 2, IO
6.500%	02/01/32	(g)	Aaa	8	1,840
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A5, 144A
1.803%(c)	10/18/54	(g)	Aaa	200	206,235
Freddie Mac REMIC,
Series 2627, Class IE, IO
4.500%	04/15/18	(g)	Aaa	4	131

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO
4.500%	11/20/37	(g)	Aaa	467	$54,211
Series 2010-103, Class IN, IO
4.500%	02/20/39	(g)	Aaa	247	26,080
Series 2011-41, Class AI, IO
4.500%	12/20/39	(g)	Aaa	609	85,671
Series 2011-88, Class EI, IO
4.500%	11/20/39	(g)	Aaa	106	15,188
Holmes Master Issuer PLC (United Kingdom),
Series 2012-1A, Class A2, 144A
1.954%(c)	10/15/54	(g)	Aaa	250	255,294
Series 2012-3A, Class B1, 144A
2.504%(c)	10/15/54	(g)	Aa3	250	258,655
MortgageIT Trust,
Series 2005-2, Class 1A1
0.464%(c)	05/25/35		Baa2	225	211,836
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%(c)	02/25/40		Aaa	10	9,647
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
2.945%(c)	09/25/35		CCC(d)	7	6,883
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.926%(c)	01/25/34		A+(d)	57	56,874
Series 2004-G, Class A3
4.729%(c)	06/25/34		A2	36	36,785
Series 2005-AR2, Class 2A2
2.682%(c)	03/25/35		B2	55	55,531

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $1,733,052)					1,740,713

SOVEREIGN ISSUES — 0.8%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23	(g)	Aa2	200	210,000
5.603%	07/20/20	(g)	Aa2	100	115,250
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20		Aa3	110	121,385
Iceland Government International (Iceland),
Unsec’d. Notes
5.875%	05/11/22		Baa3	967	1,108,676
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
1.300%	04/03/17		Aa1	320	325,952
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.600%	09/21/16	(a)	Aa2	460	473,296
Republic of Iceland (Iceland),
Unsec’d. Notes, 144A
5.875%	05/11/22	(g)	Baa3	1,175	1,347,150
Republic of Poland (Poland),
Sr. Unsec’d. Notes
3.875%	07/16/15		A2	350	371,158
TOTAL SOVEREIGN ISSUES
(cost $3,810,611)					4,072,867

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.8%
Federal Home Loan Mortgage Corp.
2.687%(c)	02/01/37	74		$79,149
2.725%(c)	07/01/35	33		35,541
2.726%(c)	01/01/37	32		34,487
2.910%(c)	09/01/32	3		3,008
3.000%	01/01/43	1,405		1,444,300
3.500%	09/01/42-03/01/43	2,921		3,082,453
4.000%	07/01/25-02/01/42	2,574		2,752,518
4.500%	11/01/18-09/01/40	1,783		1,918,411
5.000%	10/01/18-08/01/40	1,380		1,512,222
5.500%	03/01/18-01/01/40	530		574,203
5.882%(c)	12/01/36	31		32,535
6.000%	10/01/21-08/01/38	156		171,590
6.500%	03/01/32-10/01/34	463		527,284
7.000%	11/01/30	9		10,061
Federal National Mortgage Assoc.
2.500%	12/01/27-02/01/28	869		902,127
2.671%(c)	11/01/35	99		105,702
2.747%(c)	08/01/37	43		46,160
2.771%(c)	08/01/36	85		91,469
2.805%(c)	01/01/37	8		8,395
3.000%	06/01/27-03/01/43	6,790		7,038,164
3.040%(c)	12/01/36	67		71,929
3.500%	11/01/25-01/01/43	6,557		6,933,433
4.000%	11/01/25-05/01/42	8,317		8,886,386
4.375%	10/15/15	1,000		1,100,422
4.500%	05/01/19-12/01/41	8,326		8,982,184
4.875%	12/15/16	1,975		2,285,000
5.000%	05/01/18-04/01/41	6,161		6,746,973
5.500%	01/01/17-12/01/38	4,546		4,987,253
6.000%	08/01/22-10/01/39	3,402		3,744,801
6.500%	06/01/14-12/01/37	590		667,206
7.000%	12/01/29-01/01/31	19		21,807
Government National Mortgage Assoc.
2.500%	07/20/27-02/20/43	2,896		2,957,044
3.000%	06/20/27-12/20/42	2,319		2,451,852
3.500%	09/20/42	763		816,796
4.000%	10/20/40-08/20/42	1,380		1,497,419
4.500%	11/20/39-03/20/41	2,354		2,603,579
5.000%	09/15/39-03/20/41	493		537,553
5.500%	01/15/35	138		151,587
6.000%	12/20/37	9		10,009
6.500%	06/15/16-12/20/33	122		134,913
7.000%	12/15/13	—	(r)	433
7.500%	09/15/30-06/15/32	43		49,461

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $74,724,706)				76,007,819

U.S. TREASURY OBLIGATIONS — 7.2%
U.S. Treasury Bonds
3.125%	02/15/43	695		696,303
4.625%	02/15/40	3,975		5,174,953
6.750%	08/15/26	600		911,344
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.875%	07/15/13	1,155		1,476,352
2.000%	07/15/14	1,238		1,600,195
U.S. Treasury Notes
0.125%	09/30/13	2,235		2,235,000

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.625%	11/30/17		815	$812,262
0.875%	02/28/17		8,040	8,143,008
1.250%	03/15/14		210	212,166
2.250%	05/31/14		525	537,551
2.625%	07/31/14		5,205	5,373,148
2.625%	04/30/16	(k)	7,235	7,729,577

TOTAL U.S. TREASURY OBLIGATIONS (cost $34,932,537)				34,901,859

			Units
WARRANTS*(l)
Venezuela
Republic of Venezuela, expiring 04/15/15 (cost $0)			1,250	38,594

TOTAL LONG-TERM INVESTMENTS
(cost $457,363,408)				466,348,212

			Shares

SHORT-TERM INVESTMENT — 4.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $20,861,563; includes $5,310,843 of cash collateral for securities on loan)(b)(w)			20,861,563	20,861,563
TOTAL INVESTMENTS — 101.1% (cost $478,224,971)				487,209,775
Liabilities in excess of other assets(x) — (1.1)%				(5,405,189)

NET ASSETS — 100.0%				$481,804,586

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
IO	Interest Only
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
REMIC	Real Estate Mortgage Investment Conduit
TIPS	Treasury Inflation Protected Security
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CSK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

MYR	Malaysian Ringgit
NOK	Norwegian Krone
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
THB	Thailand Baht
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,193,031; cash collateral of $5,310,843 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.
(r)	Less than $500 par.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2013:

Number of Contract	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)
Long Position:
108	10 Year Mini Japanese Government Bonds	Jun. 2013	$16,675,948	$16,751,372	$75,424

Short Positions:
32	5 Year U.S. Treasury Notes.	Jun. 2013	3,952,390	3,969,750	(17,360)
15	10 Year U.K. Gilt	Jun. 2013	2,679,889	2,707,216	(27,327)
231	10 Year U.S. Treasury Notes.	Jun. 2013	30,304,197	30,488,391	(184,194)
11	30 Year U.S. Ultra Treasury Bonds	Jun. 2013	1,721,719	1,733,531	(11,812)

					(240,693)

					$(165,269)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of March 31, 2013.

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Australian Dollar,
Expiring 04/26/13	JPMorgan Chase	AUD	271	$282,000	$281,495	$(505)
Expiring 04/26/13	Pershing LLC	AUD	133	137,285	137,791	506
Expiring 04/26/13	Pershing LLC	AUD	19	19,314	19,739	425
Brazilian Real,
Expiring 04/26/13	Pershing LLC	BRL	160	79,000	79,161	161
Expiring 04/26/13	State Street Bank	BRL	4,748	2,375,782	2,341,950	(33,832)
Expiring 04/26/13	State Street Bank	BRL	153	77,000	75,581	(1,419)
British Pound,
Expiring 04/26/13	JPMorgan Chase	GBP	555	840,427	842,818	2,391
Expiring 04/26/13	Pershing LLC	GBP	119	177,731	181,054	3,323
Expiring 04/26/13	State Street Bank	GBP	1,771	2,689,661	2,690,468	807
Canadian Dollar,
Expiring 04/26/13	JPMorgan Chase	CAD	381	375,000	375,001	1
Chilean Peso,
Expiring 04/26/13	Credit Suisse First Boston Corp.	CLP	1,200,311	2,514,952	2,534,867	19,915
Expiring 04/26/13	Credit Suisse First Boston Corp.	CLP	1,138,255	2,391,292	2,403,814	12,522
Czech Koruna,
Expiring 04/26/13	Bank of America	CSK	10,720	569,410	533,235	(36,175)
Danish Krone,
Expiring 04/25/13	JPMorgan Chase	DKK	734	132,300	126,244	(6,056)

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation) (1)
Euro,
Expiring 04/26/13	Barclays Capital Group	EUR	1,006	$1,301,430	$1,289,785	$(11,645)
Expiring 04/26/13	JPMorgan Chase	EUR	622	830,751	797,461	(33,290)
Expiring 04/26/13	JPMorgan Chase	EUR	452	581,000	580,001	(999)
Expiring 04/26/13	JPMorgan Chase	EUR	139	181,623	178,307	(3,316)
Expiring 04/26/13	Royal Bank of Scotland	EUR	550	719,690	704,724	(14,966)
Expiring 04/26/13	State Street Bank	EUR	393	514,000	503,869	(10,131)
Indian Rupee,
Expiring 04/22/13	Hong Kong & Shanghai Bank	INR	129,619	2,380,361	2,372,209	(8,152)
Expiring 04/22/13	Pershing LLC	INR	595	10,841	10,889	48
Expiring 04/26/13	Standard Chartered PLC	INR	135,596	2,466,054	2,479,486	13,432
Japanese Yen,
Expiring 04/26/13	Citigroup Global Markets	JPY	2,539,117	27,185,989	26,978,229	(207,760)
Expiring 04/26/13	Citigroup Global Markets	JPY	37,813	403,706	401,765	(1,941)
Expiring 04/26/13	Pershing LLC	JPY	49,204	528,000	522,790	(5,210)
Expiring 04/26/13	State Street Bank	JPY	78,947	856,000	838,817	(17,183)
Expiring 04/26/13	State Street Bank	JPY	24,414	259,000	259,404	404
Malaysian Ringgit,
Expiring 04/26/13	Deutsche Bank	MYR	7,508	2,452,793	2,419,574	(33,219)
Expiring 04/26/13	JPMorgan Chase	MYR	392	125,557	126,329	772
Expiring 04/26/13	Standard Chartered PLC	MYR	14,872	4,778,306	4,792,742	14,436
Mexican Peso,
Expiring 04/26/13	Bank of America	MXN	48,042	3,753,135	3,878,868	125,733
Expiring 04/26/13	JPMorgan Chase	MXN	5,912	461,109	477,320	16,211
Norwegian Krone,
Expiring 04/26/13	Bank of America	NOK	708	126,963	121,079	(5,884)
Expiring 04/26/13	Hong Kong & Shanghai Bank	NOK	54,089	9,837,046	9,250,025	(587,021)
Expiring 04/26/13	Pershing LLC	NOK	544	95,000	92,945	(2,055)
Expiring 04/26/13	Pershing LLC	NOK	516	90,282	88,243	(2,039)
Romanian Leu,
Expiring 04/26/13	Bank of America	RON	8,148	2,458,025	2,356,145	(101,880)
Expiring 04/26/13	Bank of America	RON	7,925	2,369,208	2,291,660	(77,548)
Expiring 04/26/13	Pershing LLC	RON	528	153,000	152,713	(287)
Russian Ruble,
Expiring 04/17/13	Citigroup Global Markets	RUB	147,961	4,877,085	4,741,112	(135,973)
Singapore Dollar,
Expiring 04/26/13	Standard Chartered PLC	SGD	1,014	818,600	817,565	(1,035)
South African Rand,
Expiring 04/26/13	Pershing LLC	ZAR	556	59,972	60,207	235
South Korean Won,
Expiring 04/26/13	Deutsche Bank	KRW	2,779,054	2,522,972	2,493,685	(29,287)
Swedish Krona,
Expiring 04/26/13	Barclays Capital Group	SEK	15,819	2,509,618	2,425,960	(83,658)
Swiss Franc,
Expiring 04/26/13	Goldman Sachs & Co.	CHF	919	1,001,886	968,437	(33,449)
Thai Baht,
Expiring 04/26/13	Barclays Capital Group	THB	37,902	1,268,954	1,291,880	22,926
Expiring 04/26/13	Hong Kong & Shanghai Bank	THB	72,613	2,426,824	2,474,995	48,171
Expiring 04/26/13	Standard Chartered PLC	THB	73,298	2,447,346	2,498,343	50,997
Turkish Lira,
Expiring 04/26/13	Goldman Sachs & Co.	TRY	4,363	2,412,230	2,402,681	(9,549)

				$97,925,510	$96,763,462	$(1,162,048)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) (1)
Australian Dollar,
Expiring 04/26/13	Bank of America	AUD	2,047	$2,103,918	$2,127,036	$(23,118)

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Forward foreign currency exchange contracts outstanding at March 31, 2013 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation) (1)
Australian Dollar (cont’d.),
Expiring 04/26/13	Royal Bank of Scotland	AUD	595	$616,676	$617,794	$(1,118)
Expiring 04/26/13	State Street Bank	AUD	2,174	2,260,786	2,258,589	2,197
Brazilian Real,
Expiring 04/26/13	Hong Kong & Shanghai Bank	BRL	11,310	5,637,243	5,578,654	58,589
British Pound,
Expiring 04/26/13	Goldman Sachs & Co.	GBP	2,657	4,126,336	4,037,181	89,155
Expiring 04/26/13	JPMorgan Chase	GBP	1,584	2,404,664	2,406,430	(1,766)
Expiring 04/26/13	JPMorgan Chase	GBP	276	419,000	419,262	(262)
Expiring 04/26/13	JPMorgan Chase	GBP	199	304,135	302,916	1,219
Expiring 04/26/13	Pershing LLC	GBP	258	390,302	391,956	(1,654)
Expiring 04/26/13	Royal Bank of Scotland	GBP	263	415,798	400,107	15,691
Canadian Dollar,
Expiring 04/26/13	Deutsche Bank	CAD	413	412,376	406,129	6,247
Expiring 04/26/13	Pershing LLC	CAD	210	204,535	206,595	(2,060)
Expiring 04/26/13	RBC Capital Markets	CAD	1,391	1,386,376	1,368,445	17,931
Expiring 04/26/13	State Street Bank	CAD	2,420	2,371,689	2,380,760	(9,071)
Euro,
Expiring 04/26/13	Bank of America	EUR	2,543	3,463,855	3,260,075	203,780
Expiring 04/26/13	Bank of America	EUR	1,847	2,438,114	2,368,025	70,089
Expiring 04/26/13	Barclays Capital Group	EUR	7,161	9,639,748	9,180,644	459,104
Expiring 04/26/13	Deutsche Bank	EUR	883	1,194,000	1,132,262	61,738
Expiring 04/26/13	Goldman Sachs & Co.	EUR	1,835	2,407,859	2,352,639	55,220
Expiring 04/26/13	JPMorgan Chase	EUR	1,684	2,207,478	2,159,044	48,434
Expiring 04/26/13	JPMorgan Chase	EUR	1,048	1,367,804	1,343,633	24,171
Expiring 04/26/13	Pershing LLC	EUR	97	127,000	124,929	2,071
Expiring 04/26/13	State Street Bank	EUR	3,106	4,025,025	3,981,801	43,224
Expiring 04/26/13	UBS Securities	EUR	1,821	2,409,074	2,334,691	74,383
Expiring 04/26/13	UBS Securities	EUR	533	690,381	683,471	6,910
Japanese Yen,
Expiring 04/26/13	JPMorgan Chase	JPY	126,155	1,342,000	1,340,405	1,595
Expiring 04/26/13	UBS Securities	JPY	132,524	1,443,286	1,408,074	35,212
Malaysian Ringgit,
Expiring 04/26/13	JPMorgan Chase	MYR	3,801	1,211,706	1,224,934	(13,228)
Expiring 04/26/13	Morgan Stanley	MYR	5,547	1,784,336	1,787,611	(3,275)
Expiring 04/26/13	Standard Chartered PLC	MYR	3,800	1,212,701	1,224,611	(11,910)
Polish Zloty,
Expiring 04/26/13	Bank of America	PLN	2,206	709,507	675,691	33,816
Russian Ruble,
Expiring 04/17/13	Barclays Capital Group	RUB	73,603	2,370,276	2,358,459	11,817
South African Rand,
Expiring 04/26/13	Bank of America	ZAR	5,859	654,235	634,682	19,553
Swedish Krona,
Expiring 04/26/13	Pershing LLC	SEK	7,330	1,152,767	1,124,107	28,660
Swiss Franc,
Expiring 04/26/13	UBS Securities	CHF	919	977,644	968,437	9,207

				$65,882,630	$64,570,079	$1,312,551

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2013.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Warrants	$38,594	$—	$—
Asset-Backed Securities	—	8,219,821	190,029
Commercial Mortgage-Backed Securities	—	8,709,552	—
Corporate Obligations	—	61,937,885	559,033
Foreign Bonds	—	257,529,796	—
Municipal Bonds	—	12,440,244	—
Residential Mortgage-Backed Securities	—	1,740,713	—
Sovereign Issues	—	4,072,867	—
U.S. Government Agency Obligations	—	76,007,819	—
U.S. Treasury Obligations	—	34,901,859	—
Affiliated Money Market Mutual Fund	20,861,563	—	—
Other Financial Instruments*
Futures	(165,269)	—	—
Forward Foreign Currency Exchange Contracts	—	150,503	—

Total	$20,734,888	$465,711,059	$749,062

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 were as follows:

Foreign Bonds	53.5%
U.S. Government Agency Obligations	15.8
U.S. Treasury Obligations	7.2
Affiliated Money Market Mutual Fund (1.1% represents investments purchased with collateral from securities on loan)	4.3
Financial Services	2.7
Municipal Bonds	2.6
Commercial Mortgage-Backed Securities	1.8
Asset-Backed Securities	1.7
Oil & Gas	1.3
Financial - Bank & Trust	1.0
Media	0.9
Pipelines	0.9
Sovereign Issues	0.8
Insurance	0.6
Telecommunications	0.5
Healthcare Services	0.5
Real Estate Investment Trusts	0.4
Residential Mortgage-Backed Securities	0.4
Utilities	0.3
Metals & Mining	0.3
Electric	0.3
Advertising	0.2
Farming & Agriculture	0.2
Food	0.2
Airlines	0.2

Computer Services & Software	0.2%
Transportation	0.2
Entertainment & Leisure	0.2
Biotechnology	0.2
Aerospace & Defense	0.2
Pharmaceuticals	0.2
Commercial Services	0.1
Environmental Control	0.1
Tobacco	0.1
Hotels, Restaurants & Leisure	0.1
Real Estate	0.1
Office Equipment	0.1
Manufacturing	0.1
Paper & Forest Products	0.1
Retail & Merchandising	0.1
Building Materials	0.1
Containers & Packaging	0.1
Chemicals	0.1
Machinery & Equipment	0.1

101.1
Liabilities in excess of other assets	(1.1)

100.0%

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 98.9%
Aerospace & Defense — 2.9%
Boeing Co. (The)	582,900	$50,041,965
United Technologies Corp.	142,100	13,276,403

		63,318,368

Airlines — 1.4%
United Continental Holdings, Inc.*(a)	931,700	29,823,717

Apparel — 0.7%
Ralph Lauren Corp.	93,400	15,813,554

Beverages — 1.2%
Green Mountain Coffee Roasters, Inc.*(a)	244,600	13,883,496
Monster Beverage Corp.*	255,390	12,192,319

		26,075,815

Biotechnology — 7.6%
Alexion Pharmaceuticals, Inc.*	213,595	19,680,643
Biogen Idec, Inc.*	164,000	31,637,240
Celgene Corp.*	216,308	25,072,260
Gilead Sciences, Inc.*(a)	1,671,500	81,786,495
Regeneron Pharmaceuticals, Inc.*(a)	51,600	9,102,240

		167,278,878

Business Services — 2.5%
MasterCard, Inc. (Class A Stock)	102,300	55,357,599

Chemicals — 3.6%
Ecolab, Inc.	190,000	15,234,200
Praxair, Inc.	305,700	34,097,778
Sherwin-Williams Co. (The)	171,900	29,032,191

		78,364,169

Commercial Services & Supplies — 2.1%
McKesson Corp.	430,930	46,523,203

Communication Equipment — 4.0%
Juniper Networks, Inc.*	2,515,715	46,641,356
QUALCOMM, Inc.	610,900	40,899,755

		87,541,111

Computer Hardware — 2.1%
Apple, Inc.	105,000	46,476,150

Computer Services & Software — 6.5%
Akamai Technologies, Inc.*	464,700	16,399,263
Cognizant Technology Solutions Corp. (Class A Stock)*	365,900	28,031,599
NetSuite, Inc.*(a)	54,200	4,339,252
Nuance Communications, Inc.*(a)	338,560	6,832,141
Red Hat, Inc.*	470,200	23,773,312
salesforce.com, Inc.*(a)	159,700	28,559,151
SanDisk Corp.*	638,200	35,101,000

		143,035,718

Cosmetics/Personal Care — 0.8%
Procter & Gamble Co. (The)	237,500	18,301,750

Distribution/Wholesale — 2.4%
Fastenal Co.(a)	561,100	28,812,485
Fossil, Inc.*	256,200	24,748,920

		53,561,405

Diversified Financial Services — 1.8%
TD Ameritrade Holding Corp.(a)	1,065,900	21,978,858

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Visa, Inc. (Class A Stock)	97,900	$16,627,336

		38,606,194

Financial – Bank & Trust — 0.8%
Morgan Stanley	804,200	17,676,316

Financial Services — 2.9%
Franklin Resources, Inc.	242,000	36,496,020
State Street Corp.	440,700	26,040,963

		62,536,983

Food — 0.8%
Whole Foods Market, Inc.	200,700	17,410,725

Healthcare Services — 1.5%
UnitedHealth Group, Inc.	557,400	31,888,854

Home Builders — 0.7%
D.R. Horton, Inc.(a)	593,600	14,424,480

Hotels, Restaurants & Leisure — 6.0%
Carnival Corp. (Panama)	1,025,100	35,160,930
Chipotle Mexican Grill, Inc.*	72,800	23,723,336
Las Vegas Sands Corp.	764,580	43,084,083
Starwood Hotels & Resorts Worldwide, Inc.	470,800	30,004,084

		131,972,433

Internet Services — 17.2%
Amazon.com, Inc.*	340,447	90,725,721
Baidu, Inc. (Cayman Islands), ADR*	174,300	15,286,110
eBay, Inc.*	699,400	37,921,468
Facebook, Inc. (Class A Stock)*	765,000	19,568,700
Google, Inc. (Class A Stock)*	143,460	113,911,544
LinkedIn Corp. (Class A Stock)*	85,900	15,123,554
Netflix, Inc.*(a)	103,700	19,641,817
priceline.com, Inc.*	77,600	53,383,368
TIBCO Software, Inc.*	600,600	12,144,132

		377,706,414

Media — 1.7%
Discovery Communications, Inc. (Class C Stock)*	112,700	7,837,158
Liberty Global, Inc. (Class A Stock)*(a)	177,346	13,017,196
News Corp. (Class A Stock)	525,900	16,050,468

		36,904,822

Medical Supplies & Equipment — 0.9%
Edwards Lifesciences Corp.*	228,200	18,748,912

Metal Fabricate/Hardware — 2.0%
Precision Castparts Corp.	228,000	43,233,360

Oil & Gas — 2.0%
Pioneer Natural Resources Co.	182,900	22,725,325
Valero Energy Corp.	460,900	20,966,341

		43,691,666

Oil, Gas & Consumable Fuels — 3.4%
Cimarex Energy Co.	468,400	35,336,096
Range Resources Corp.	484,000	39,223,360

		74,559,456

Pharmaceuticals — 3.0%
Catamaran Corp. (Canada)*	362,530	19,224,966
Express Scripts Holding Co.*	375,200	21,630,280

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Inc. (Canada)*	345,000	$25,881,900

		66,737,146

Pipelines — 0.7%
Williams Cos., Inc. (The)	420,000	15,733,200

Retail — 3.1%
Dollar Tree, Inc.*	300,500	14,553,215
Lowe’s Cos., Inc	865,200	32,808,384
Tractor Supply Co	196,100	20,419,893

		67,781,492

Retail & Merchandising — 4.7%
Danaher Corp.	1,070,700	66,544,005
Starbucks Corp.	628,715	35,811,606

		102,355,611

Semiconductors — 0.7%
Atmel Corp.*	2,337,100	16,266,216

Semiconductors & Semiconductor Equipment — 1.3%
Broadcom Corp. (Class A Stock)	819,700	28,418,999

Telecommunications — 2.8%
Crown Castle International Corp.*	872,855	60,785,622

Transportation — 3.1%
FedEx Corp.	213,900	21,004,980
Union Pacific Corp.	323,200	46,026,912

		67,031,892

TOTAL COMMON STOCKS (cost $1,843,380,087)		2,165,942,230

PREFERRED STOCK
Internet Services
Living Social, (PRFC)*(g) (cost $1,352,010)	175,814	196,912

TOTAL LONG-TERM INVESTMENTS (cost $1,844,732,097)		2,166,139,142

SHORT-TERM INVESTMENT — 9.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $212,139,430; includes $192,150,123 of cash collateral for securities on loan)(b)(w)	212,139,430	212,139,430

TOTAL INVESTMENTS — 108.6% (cost $2,056,871,527)		2,378,278,572
Liabilities in excess of other assets — (8.6)%		(188,049,051)

NET ASSETS — 100.0%		$2,190,229,521

The following abbreviations are used in the Portfolio descriptions:
ADR	American Depositary Receipt
PRFC	Preference Shares
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $189,996,363; cash collateral of $192,150,123 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,165,942,230	$—	$—
Preferred Stock	—	—	196,912
Affiliated Money Market Mutual Fund	212,139,430	—	—

Total	$2,378,081,660	$—	$196,912

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Agriculture — 1.2%
Archer-Daniels-Midland Co.	298,400	$10,065,032

Building Materials — 1.7%
Martin Marietta Materials, Inc.(a)	134,900	13,762,498

Chemicals — 7.9%
Air Products & Chemicals, Inc.	80,300	6,995,736
Celanese Corp. (Class A Stock)	212,800	9,373,840
LyondellBasell Industries NV (Netherlands) (Class A Stock)	162,000	10,252,980
Methanex Corp. (Canada)	102,800	4,176,764
Potash Corp. of Saskatchewan, Inc. (Canada)	367,900	14,440,075
Praxair, Inc.	130,300	14,533,662
Sociedad Quimica y Minera de Chile SA (Chile), ADR	80,000	4,436,000

		64,209,057

Coal — 0.9%
CONSOL Energy, Inc.	223,200	7,510,680

Construction — 0.6%
McDermott International, Inc. (Panama)*	426,900	4,691,631

Containers & Packaging — 2.3%
Crown Holdings, Inc.*	181,800	7,564,698
Owens-Illinois, Inc.*	415,800	11,081,070

		18,645,768

Electric — 3.3%
Entergy Corp.(a)	70,500	4,458,420
MDU Resources Group, Inc.	387,000	9,671,130
NRG Energy, Inc.	263,937	6,991,691
PG&E Corp.	134,100	5,971,473

		27,092,714

Energy Services — 2.4%
Calpine Corp.*	727,700	14,990,620
Peabody Energy Corp.	222,300	4,701,645

		19,692,265

Engineering & Construction — 0.5%
Jacobs Engineering Group, Inc.*	75,200	4,229,248

Exploration & Production — 3.2%
Devon Energy Corp.	148,414	8,373,518
Murphy Oil Corp.	155,300	9,897,269
Royal Dutch Shell PLC (United Kingdom), ADR	116,375	7,582,995

		25,853,782

Integrated Petroleum — 4.6%
Baker Hughes, Inc.	197,753	9,177,717
Chevron Corp.	120,456	14,312,582
Exxon Mobil Corp.	155,208	13,985,793

		37,476,092

Machinery & Equipment — 1.7%
Babcock & Wilcox Co. (The)	347,400	9,869,634
Joy Global, Inc.(a)	68,099	4,053,252

		13,922,886

Metals & Mining — 11.1%
BHP Billiton Ltd. (Australia)	394,705	13,492,994
Compass Minerals International, Inc.	36,800	2,903,520

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Eastern Platinum Ltd. (Canada)*	7,587,900	$1,083,079
Eldorado Gold Corp. (Canada)	1,317,300	12,553,869
Franco-Nevada Corp. (Canada)	95,100	4,340,982
Freeport-McMoRan Copper & Gold, Inc.	170,306	5,637,129
Fresnillo PLC (United Kingdom)	337,296	6,949,590
Iluka Resources Ltd. (Australia)	562,674	5,530,297
Lonmin PLC (United Kingdom)*(a)	1,175,206	5,194,527
MAG Silver Corp. (Canada)*	282,900	2,684,605
Nucor Corp.	149,100	6,880,965
Orica Ltd. (Australia)	245,244	6,268,975
PanAust Ltd. (Australia)	694,401	1,807,105
Petra Diamonds Ltd. (Bermuda)*	2,868,370	5,535,122
Royal Gold, Inc.	42,400	3,011,672
Silver Wheaton Corp. (Canada)	98,700	3,094,245
Southern Copper Corp. (Peru)	55,800	2,096,406
Tenaris SA (Luxembourg), ADR(a)	35,600	1,451,768

		90,516,850

Oil & Gas — 45.8%
Anadarko Petroleum Corp.	85,500	7,476,975
Apache Corp.	168,700	13,016,892
Bill Barrett Corp.*(a)	246,900	5,004,663
Cabot Oil & Gas Corp.	65,900	4,455,499
Cameron International Corp.*	197,400	12,870,480
CenterPoint Energy, Inc.	188,900	4,526,044
Cimarex Energy Co.	161,194	12,160,475
Cobalt International Energy, Inc.*	259,400	7,315,080
Concho Resources, Inc.*	85,900	8,369,237
Diamond Offshore Drilling, Inc.(a)	83,800	5,829,128
Energy XXI Bermuda Ltd. (Bermuda)	284,500	7,744,090
Eni SpA (Italy)	510,981	11,482,204
Ensco PLC (United Kingdom) (Class A Stock)	130,200	7,812,000
EQT Corp	162,000	10,975,500
Forum Energy Technologies, Inc.*(a)	168,506	4,846,233
Halliburton Co.	169,600	6,853,536
Hercules Offshore, Inc.*	98,254	729,045
Hess Corp.	205,600	14,723,016
Laredo Petroleum Holdings, Inc.*(a)	219,100	4,007,339
Marathon Petroleum Corp.	53,400	4,784,640
Matador Resources Co.*	297,500	2,635,850
Noble Corp. (Switzerland)	280,067	10,684,556
NovaTek OAO (Russia), GDR	49,692	5,356,798
Ophir Energy PLC (United Kingdom)*	1,280,504	9,010,399
Painted Pony Petroleum Ltd. (Canada)*	89,000	892,760
PDC Energy, Inc.*	100,172	4,965,526
Petroleo Brasileiro SA (Brazil), ADR(a)	620,000	11,253,000
Phillips 66	119,600	8,368,412
Pioneer Natural Resources Co.	44,900	5,578,825
QEP Resources, Inc.	216,400	6,890,176
Range Resources Corp.	197,300	15,989,192
Salamander Energy PLC (United Kingdom)*	1,226,122	3,871,395
Santos Ltd. (Australia)	259,279	3,367,786
Schlumberger Ltd. (Netherlands)	385,025	28,834,522
SM Energy Co.	175,600	10,399,032
Southwestern Energy Co.*	410,600	15,298,956
Spectra Energy Corp.	407,400	12,527,550
Subsea 7 SA (Luxembourg)(a)	421,273	9,845,271
Trican Well Service Ltd. (Canada)	471,200	6,911,335
Tullow Oil PLC (United Kingdom)	548,683	10,262,847
Valero Energy Corp	261,000	11,872,890

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
Williams Cos., Inc. (The)	382,000	$14,309,720
WPX Energy, Inc.*(a)	577,633	9,253,681

		373,362,555

Paper & Forest Products — 2.6%
International Paper Co.	227,500	10,596,950
Weyerhaeuser Co.	347,651	10,909,288

		21,506,238

Petroleum Exploration & Production — 3.9%
BG Group PLC (United Kingdom)	720,827	12,365,546
EOG Resources, Inc.	47,700	6,108,939
FMC Technologies, Inc.*	245,400	13,347,306

		31,821,791

Real Estate — 0.1%
Hang Lung Properties Ltd. (Hong Kong)	275,000	1,029,561

Real Estate Investment Trusts — 0.6%
Boston Properties, Inc.	11,100	1,121,766
Camden Property Trust	19,600	1,346,128
Federal Realty Investment Trust	10,300	1,112,812
Simon Property Group, Inc.	7,263	1,151,621

		4,732,327

Telecommunications — 1.8%
Quanta Services, Inc.*	495,996	14,175,566

Utilities — 1.2%
AES Corp. (The)	800,900	10,067,313

TOTAL LONG-TERM INVESTMENTS (cost $738,116,733)		794,363,854

	Shares	Value
SHORT-TERM INVESTMENT — 9.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $78,197,703; includes $56,900,778 of cash collateral received for securities on loan)(b)(w)	78,197,703	$78,197,703

TOTAL INVESTMENTS — 107.0% (cost $816,314,436)		872,561,557
Liabilities in excess of other assets — (7.0)%		(57,226,425)

NET ASSETS — 100.0%		$815,335,132

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,985,353; cash collateral of $56,900,778 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$762,867,136	$31,496,718	$—
Affiliated Money Market Mutual Fund	78,197,703	—	—

Total	$841,064,839	$31,496,718	$—

Fair Value of Level 2 investments at 12/31/12 was $98,561,299, which was a result of valuing investments using third-party vendor modeling tools. An amount of $57,553,183 was transferred from Level 2 into Level 1 at 03/31/2013 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.8%
COMMON STOCKS — 82.0%
Advertising — 1.3%
Airmedia Group, Inc. (Cayman Islands), ADR*	84,900	$151,971
Omnicom Group, Inc.(a)	129,917	7,652,111
Publicis Groupe SA (France)	15,475	1,037,657
WPP PLC (United Kingdom)	382,181	6,091,621

		14,933,360

Aerospace & Defense — 1.5%
Boeing Co. (The)	31,710	2,722,303
Cubic Corp.	20,260	865,507
Lockheed Martin Corp.	32,272	3,114,893
Northrop Grumman Corp.	43,719	3,066,888
Rolls-Royce Holdings PLC (United Kingdom)	59,366	1,019,306
Safran SA (France)	19,301	860,865
United Technologies Corp.	55,800	5,213,394
Zodiac Aerospace (France)	2,499	291,185

		17,154,341

Agriculture — 1.1%
British American Tobacco PLC (United Kingdom)	43,404	2,326,074
Golden Agri-Resources Ltd. (Singapore)	537,000	251,294
Japan Tobacco, Inc. (Japan)	21,200	678,135
Philip Morris International, Inc.	97,908	9,077,051

		12,332,554

Apparel — 0.3%
Coach, Inc.	23,668	1,183,163
Hanesbrands, Inc.*	20,620	939,447
Ralph Lauren Corp.	8,000	1,354,480

		3,477,090

Auto Parts & Equipment — 0.6%
Allison Transmission Holdings, Inc.(a)	177,895	4,271,259
Continental AG (Germany)	7,682	918,449
Exedy Corp. (Japan)	21,300	499,302
Stanley Electric Co. Ltd. (Japan)	21,900	379,941
Tenneco, Inc.*	15,200	597,512

		6,666,463

Automobile Manufacturers — 0.8%
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	356,000	501,826
Hyundai Motor Co. (South Korea)	12,494	2,525,599
Isuzu Motors Ltd. (Japan)	251,000	1,521,183
Nissan Motor Co. Ltd. (Japan)	49,200	477,261
PACCAR, Inc.	86,368	4,366,766

		9,392,635

Banks — 6.3%
Banco Santander Brasil SA (Brazil), ADS	123,800	898,788
Bank of America Corp.	160,715	1,957,509
Bank of Ireland (Ireland)*	2,840,664	560,763
BOK Financial Corp.	21,550	1,342,565
Citigroup, Inc.	19,660	869,758
Credit Suisse Group AG (Switzerland)*	115,731	3,036,826
Cullen/Frost Bankers, Inc.(a)	9,395	587,469
EFG International AG (Switzerland)*	118,240	1,426,154
First Midwest Bancorp, Inc.	82,200	1,091,616
First Republic Bank	40,710	1,572,220

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Hancock Holding Co.	18,270	$564,908
International Bancshares Corp.	59,500	1,237,600
JPMorgan Chase & Co.	287,977	13,667,388
M&T Bank Corp.(a)	51,355	5,297,782
MB Financial, Inc.	30,650	740,811
Mitsubishi UFJ Financial Group, Inc. (Japan)	135,100	815,090
Oversea-Chinese Banking Corp. Ltd. (Singapore)	244,126	2,103,050
PNC Financial Services Group, Inc.	227,304	15,115,716
Standard Chartered PLC (United Kingdom)	.1,433	37,092
UBS AG (Switzerland)*	126,300	1,935,811
Webster Financial Corp.	55,900	1,356,134
Wells Fargo & Co.	429,529	15,888,278
Westamerica Bancorporation(a)	7,160	324,563

		72,427,891

Beverages — 1.7%
Anheuser-Busch InBev NV (Belgium), ADR	12,967	1,290,865
C&C Group PLC (Ireland)	191,666	1,253,008
Coca-Cola Co. (The)	63,522	2,568,830
Constellation Brands, Inc. (Class A Stock)*	14,700	700,308
Diageo PLC (United Kingdom), ADR	14,957	1,882,189
Green Mountain Coffee Roasters, Inc.*(a)	51,760	2,937,898
Molson Coors Brewing Co. (Class B Stock)	67,730	3,314,029
PepsiCo, Inc.	75,272	5,954,768

		19,901,895

Biotechnology — 2.1%
Amgen, Inc.	35,071	3,595,128
Arena Pharmaceuticals, Inc.*(a)	37,140	304,919
Biogen Idec, Inc.*	30,292	5,843,630
Celgene Corp.*	31,947	3,702,977
Charles River Laboratories International, Inc.*	43,090	1,907,594
Gilead Sciences, Inc.*	100,480	4,916,486
Regeneron Pharmaceuticals, Inc.*(a)	3,680	649,152
Vertex Pharmaceuticals, Inc.*	59,675	3,280,932

		24,200,818

Building Materials — 1.0%
Cie de Saint-Gobain (France)	29,350	1,088,040
CRH PLC (Ireland)	59,230	1,306,762
HeidelbergCement AG (Germany)	13,043	937,280
Lennox International, Inc.	78,365	4,975,394
Louisiana-Pacific Corp.*	42,100	909,360
Masco Corp.	92,400	1,871,100
Owens Corning*	10,810	426,238

		11,514,174

Chemicals — 1.5%
Dow Chemical Co. (The)	165,810	5,279,390
Huabao International Holdings Ltd. (Bermuda)	1,535,000	666,781
Innospec, Inc.	24,260	1,074,233
JSR Corp. (Japan)	68,058	1,394,991
Monsanto Co.	12,691	1,340,550
Mosaic Co. (The)	38,790	2,312,272
Sensient Technologies Corp.	19,750	772,028
Sherwin-Williams Co. (The)	22,555	3,809,314

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
TSRC Corp. (Taiwan)	213,707	$415,652

		17,065,211

Coal
Banpu PCL (Thailand)	21,800	308,557

Commercial Services — 1.6%
Anhanguera Educacional Participacoes SA (Brazil)	55,400	895,666
Automatic Data Processing, Inc.	46,376	3,015,368
Corrections Corp. of America	23,130	903,689
Edenred (France)	33,997	1,112,577
Forrester Research, Inc.	36,390	1,151,743
ITT Educational Services, Inc.*(a)	8,809	121,388
Localiza Rent A Car SA (Brazil)	7,800	140,116
MacDonald Dettwiler & Associates Ltd. (Canada)	7,100	485,751
MAXIMUS, Inc.	12,140	970,836
McGrath Rentcorp	4,740	147,414
Moody’s Corp.	17,910	954,961
QinetiQ Group PLC (United Kingdom)	255,681	805,741
SEI Investments Co.	189,025	5,453,371
Team Health Holdings, Inc.*	13,150	478,397
Towers Watson & Co. (Class A Stock)	18,650	1,292,818
Western Union Co. (The)(a)	46,100	693,344

		18,623,180

Computers — 2.6%
Apple, Inc.	18,444	8,163,868
Cadence Design Systems, Inc.*(a)	97,935	1,364,235
Diebold, Inc.	41,550	1,259,796
EMC Corp.*	339,514	8,110,989
Hewlett-Packard Co.	49,180	1,172,451
IHS, Inc. (Class A Stock)*	9,600	1,005,312
International Business Machines Corp.	6,069	1,294,518
Lenovo Group Ltd. (Hong Kong)	1,391,725	1,388,107
MICROS Systems, Inc.*	27,120	1,234,231
MTS Systems Corp.	18,680	1,086,242
NET One Systems Co. Ltd. (Japan)	30,600	269,735
NetApp, Inc.*	44,412	1,517,114
SanDisk Corp.*	16,930	931,150
Teradata Corp.*	18,195	1,064,589

		29,862,337

Containers & Packaging — 0.4%
Crown Holdings, Inc.*	29,280	1,218,341
Greif, Inc. (Class A Stock)	14,460	775,345
Rock-Tenn Co. (Class A Stock)	15,840	1,469,794
Silgan Holdings, Inc.	29,815	1,408,759

		4,872,239

Distribution/Wholesale — 0.2%
ScanSource, Inc.*	26,100	736,542
United Stationers, Inc.	51,050	1,973,083

		2,709,625

Diversified Financial Services — 2.4%
BlackRock, Inc.	68,246	17,531,032
Hana Financial Group, Inc. (South Korea)	29,390	1,041,987
Invesco Ltd. (Bermuda)	66,935	1,938,438
Julius Baer Group Ltd. (Switzerland)*	18,913	735,362
LPL Financial Holdings, Inc.	54,990	1,772,878
National Financial Partners Corp.*	13,800	309,534

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
Partners Group Holding AG (Switzerland)	955	$235,707
Royal Bank of Scotland Group PLC (United Kingdom)*	225,973	945,946
T. Rowe Price Group, Inc.	18,310	1,370,870
Visa, Inc. (Class A Stock)	8,085	1,373,156
WageWorks, Inc.*	19,770	494,843

		27,749,753

Diversified Machinery — 0.5%
Albany International Corp. (Class A Stock)	56,720	1,639,208
Amada Co. Ltd. (Japan)	53,000	352,522
Flowserve Corp.	8,970	1,504,359
IDEX Corp.	31,995	1,709,173
Zebra Technologies Corp. (Class A Stock)*	18,720	882,274

		6,087,536

Diversified Manufacturing — 0.6%
Eaton Corp. PLC (Ireland)	108,900	6,670,125

Electric — 0.5%
Cia Energetica de Minas Gerais (Brazil), ADR(a)	38,077	451,212
Duke Energy Corp.(a)	19,043	1,382,331
UNS Energy Corp.	17,630	862,812
Westar Energy, Inc.(a)	21,920	727,306
Xcel Energy, Inc.	88,000	2,613,600

		6,037,261

Electronic Components & Equipment — 0.6%
Acuity Brands, Inc.(a)	8,280	574,218
Belden, Inc.	58,740	3,033,921
Schneider Electric SA (France)	34,556	2,524,858
Toshiba Corp. (Japan)	99,000	504,849

		6,637,846

Electronics — 0.3%
Agilent Technologies, Inc.	28,765	1,207,267
Coherent, Inc.	13,900	788,686
National Instruments Corp.	16,250	532,187
WPG Holdings Ltd. (Taiwan)	502,000	572,566

		3,100,706

Engineering & Construction — 0.7%
Jacobs Engineering Group, Inc.*	74,475	4,188,474
KBR, Inc.	74,800	2,399,584
Multiplan Empreendimentos Imobiliarios SA (Brazil)	6,300	180,980
Vinci SA (France)	25,028	1,127,530

		7,896,568

Entertainment & Leisure — 0.9%
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	60,400	1,145,184
Harley-Davidson, Inc.	52,550	2,800,915
Hasbro, Inc.(a)	30,420	1,336,655
Mattel, Inc.	69,073	3,024,707
Nintendo Co. Ltd. (Japan)	6,330	684,257
Norwegian Cruise Line Holdings Ltd. (Bermuda)*	26,830	795,510
OPAP SA (Greece)	38,509	304,076
Sega Sammy Holdings, Inc. (Japan)	20,000	401,513

		10,492,817

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Financial Services — 0.3%
IntercontinentalExchange, Inc.*(a)	23,555	$3,841,114

Food — 1.7%
Compass Group PLC (United Kingdom)	68,922	880,205
Danone SA (France)	11,434	795,567
Fresh Market, Inc. (The)*	14,700	628,719
General Mills, Inc.	70,220	3,462,548
Kraft Foods Group, Inc.	118,894	6,126,608
Nutreco NV (Netherlands)	6,348	582,543
Post Holdings, Inc.	15,855	680,655
Tesco PLC (United Kingdom)	271,281	1,572,748
Unilever NV (Netherlands)	90,880	3,726,080
Whole Foods Market, Inc.	10,710	929,093

		19,384,766

Forest Products & Paper — 0.7%
Deltic Timber Corp.	13,870	953,146
International Paper Co.	132,770	6,184,427
Smurfit Kappa Group PLC (Ireland)	77,440	1,280,541

		8,418,114

Gas — 1.0%
Atmos Energy Corp.	20,830	889,233
New Jersey Resources Corp.	7,770	348,485
Snam SpA (Italy)	107,207	488,679
UGI Corp.	236,635	9,084,418
WGL Holdings, Inc.	13,810	609,021

		11,419,836

Hand/Machine Tools — 0.3%
Stanley Black & Decker, Inc.	47,793	3,869,799

Healthcare Products — 2.5%
Bruker Corp.*	50,140	957,674
Cie Generale d’Optique Essilor International SA (France)	4,218	469,045
Edwards Lifesciences Corp.*(a)	17,080	1,403,293
Haemonetics Corp.*	4,580	190,803
HeartWare International, Inc.*	4,150	366,985
Hologic, Inc.*	116,870	2,641,262
Johnson & Johnson(a)	182,006	14,838,949
Medtronic, Inc.	161,829	7,599,490
STERIS Corp.	22,010	915,836

		29,383,337

Healthcare Services — 0.7%
AmSurg Corp.*	33,340	1,121,558
Covance, Inc.*	13,540	1,006,293
ICON PLC (Ireland)*	50,040	1,615,792
Laboratory Corp. of America Holdings*(a)	26,070	2,351,514
UnitedHealth Group, Inc.	28,796	1,647,419

		7,742,576

Holding Companies–Diversified — 0.1%
LVMH Moet Hennessy Louis Vuitton SA (France)	705	121,006
Nava Bharat Ventures Ltd. (India)*	227,848	704,026
Shanghai Industrial Holdings Ltd. (Hong Kong)	238,000	750,241

		1,575,273

Home Builders — 0.7%
NVR, Inc.*	5,545	5,989,210

	Shares	Value
COMMON STOCKS (Continued)
Home Builders (cont’d.)
Persimmon PLC (United Kingdom)	107,090	$1,739,462

		7,728,672

Home Furnishings — 0.2%
De’longhi SpA (Italy)	68,175	1,073,154
TiVo, Inc.*	24,700	306,033
Whirlpool Corp.	8,550	1,012,833

		2,392,020

Hotels & Motels
Home Inns & Hotels Management, Inc. (Cayman Islands)*	20,700	616,653

Hotels, Restaurants & Leisure — 0.1%
Choice Hotels International, Inc.	10,510	444,678
Wynn Macau Ltd. (Cayman Islands)*	294,456	784,553

		1,229,231

Household Products — 0.1%
Helen of Troy Ltd. (Bermuda)*	20,700	794,052

Household Products/Wares — 0.4%
ACCO Brands Corp.*	258,350	1,725,778
Reckitt Benckiser Group PLC (United Kingdom)	19,741	1,415,192
Samsonite International SA	383,700	958,935
Tumi Holdings, Inc.*(a)	5,300	110,982

		4,210,887

Insurance — 4.0%
ACE Ltd. (Switzerland)	88,804	7,900,892
AIA Group Ltd. (Hong Kong)	1,147,376	5,044,700
Alleghany Corp.*	10,220	4,046,302
American International Group, Inc.*	111,400	4,324,548
AON PLC (United Kingdom)	16,810	1,033,815
Assured Guaranty Ltd. (Bermuda)	41,910	863,765
Berkshire Hathaway, Inc. (Class B Stock)*	19,680	2,050,656
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	129,800	428,701
Direct Line Insurance Group PLC (United Kingdom)	93,096	288,286
Markel Corp.*(a)	5,080	2,557,780
Marsh & McLennan Cos., Inc.	175,261	6,654,660
Platinum Underwriters Holdings Ltd. (Bermuda)	15,270	852,219
Primerica, Inc.	37,680	1,235,150
Reinsurance Group of America, Inc.	23,210	1,384,941
Swiss Re AG (Switzerland)*	26,309	2,139,529
T&D Holdings, Inc. (Japan)	50,900	609,628
Tokio Marine Holdings, Inc. (Japan)	17,500	506,282
White Mountains Insurance Group Ltd. (Bermuda)	1,570	890,378
XL Group PLC (Ireland)	33,910	1,027,473
Zurich Insurance Group AG (Switzerland)*	7,264	2,021,646

		45,861,351

Internet — 3.5%
Amazon.com, Inc.*	21,055	5,610,947
Ctrip.com International Ltd. (China), ADR*(a)	28,030	599,281
Daum Communications Corp. (South Korea).	12,048	990,897
Dena Co. Ltd. (Japan)	49,848	1,359,180
eBay, Inc.*	82,949	4,497,495

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet (cont’d.)
F5 Networks, Inc.*	11,265	$1,003,486
Facebook, Inc. (Class A Stock)*	56,945	1,456,653
Google, Inc. (Class A Stock)*	10,005	7,944,270
Gree, Inc. (Japan)(a)	17,500	220,450
HomeAway, Inc.*	14,020	455,650
IAC/InterActiveCorp.	50,902	2,274,301
Kakaku.com, Inc. (Japan)	58,120	1,463,228
LinkedIn Corp. (Class A Stock)*	19,075	3,358,345
Netflix, Inc.*(a)	3,050	577,701
priceline.com, Inc.*	3,788	2,605,879
Rakuten, Inc. (Japan)	34,500	352,837
Sohu.com, Inc.*(a)	13,640	676,680
Start Today Co. Ltd. (Japan)	123,966	1,573,691
TIBCO Software, Inc.*	33,820	683,840
TripAdvisor, Inc.*(a)	20,430	1,072,984
Websense, Inc.*	36,330	544,950
Yahoo!, Inc.*	43,990	1,035,085
Zillow, Inc. (Class A Stock)*(a)	5,650	308,886

		40,666,716

Internet Services
Trulia, Inc.*	4,500	141,210

Investment Company — 0.1%
Ares Capital Corp.	59,810	1,082,561

Media — 1.4%
AMC Networks, Inc. (Class A Stock)*	2,730	172,481
Comcast Corp. (Class A Stock)	48,904	2,054,457
FactSet Research Systems, Inc.(a)	14,500	1,342,700
Liberty Global, Inc. (Class A Stock)*(a)	10,808	793,307
Thomson Reuters Corp. (Canada)	6,200	201,376
Time Warner Cable, Inc.	11,400	1,095,084
Time Warner, Inc.	78,360	4,515,103
Walt Disney Co. (The)	88,538	5,028,958
Wolters Kluwer NV (Netherlands)	58,936	1,286,949

		16,490,415

Metal Fabricate/Hardware — 0.2%
SKF AB (Sweden) (Class B Stock)	78,517	1,914,564
Vallourec SA (France)	11,072	532,226

		2,446,790

Metals & Mining — 0.4%
Agnico-Eagle Mines Ltd. (Canada)	27,765	1,139,476
Barrick Gold Corp. (Canada)	28,180	828,492
Detour Gold Corp. (Canada)*	12,600	242,239
KGHM Polska Miedz SA (Poland)	5,716	276,937
Monnet Ispat & Energy Ltd. (India)	90,696	333,080
Mueller Industries, Inc.	30,190	1,608,825
New Gold, Inc. (Canada)*	15,700	142,870
Xingda International Holdings Ltd. (Cayman Islands)	1,212,000	400,818

		4,972,737

Miscellaneous Manufacturing — 2.3%
3M Co.	56,555	6,012,362
AptarGroup, Inc.	13,880	796,018
Carlisle Cos., Inc.	25,120	1,702,885
Danaher Corp.	41,285	2,565,863
Dover Corp.	15,653	1,140,791
ESCO Technologies, Inc.	31,310	1,279,327
General Electric Co.	101,521	2,347,166

	Shares	Value
COMMON STOCKS (Continued)
Miscellaneous Manufacturing (cont’d.)
Honeywell International, Inc.	18,487	$1,392,995
Koppers Holdings, Inc.	16,640	731,827
Matthews International Corp. (Class A Stock)	34,930	1,218,708
Pall Corp.	25,585	1,749,246
Parker Hannifin Corp.	17,958	1,644,594
Polypore International, Inc.*(a)	26,320	1,057,538
Siemens AG (Germany)	22,568	2,430,894

		26,070,214

Oil & Gas — 6.0%
Anadarko Petroleum Corp.	94,669	8,278,804
BG Group PLC (United Kingdom)	421,917	7,237,845
BP PLC (United Kingdom)	312,386	2,182,947
BP PLC (United Kingdom), ADR	106,370	4,504,770
Cabot Oil & Gas Corp.	21,150	1,429,951
Canadian Natural Resources Ltd. (Canada)	26,500	849,638
Chesapeake Energy Corp.(a)	28,260	576,787
Chevron Corp.	50,230	5,968,329
Cobalt International Energy, Inc.*	55,630	1,568,766
Diamond Offshore Drilling, Inc.(a)	17,904	1,245,402
EOG Resources, Inc.	19,865	2,544,111
Exxon Mobil Corp.	54,098	4,874,771
Halcon Resources Corp.*	38,401	299,144
INPEX Corp. (Japan)	168	904,811
JX Holdings, Inc. (Japan)	91,700	517,048
Karoon Gas Australia Ltd. (Australia)*	41,754	225,579
Occidental Petroleum Corp.	90,576	7,098,441
Penn Virginia Corp.(a)	27,040	109,242
Petroleo Brasileiro SA (Brazil), ADR	71,670	1,187,572
Pioneer Natural Resources Co.	9,470	1,176,648
Plains Exploration & Production Co.*	14,960	710,151
Range Resources Corp.	11,715	949,384
Repsol SA (Spain)	23,874	485,057
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR(a)	61,104	4,082,969
Royal Dutch Shell PLC (United Kingdom), ADR	20,340	1,325,354
Southwestern Energy Co.*	93,430	3,481,202
Statoil ASA (Norway)	69,960	1,691,281
Transocean Ltd. (Switzerland)*	31,664	1,645,261
Valero Energy Corp.	36,220	1,647,648
Whiting Petroleum Corp.*	10,490	533,312
WPX Energy, Inc.*(a)	17,500	280,350

		69,612,575

Oil & Gas Services — 1.2%
Baker Hughes, Inc.	98,660	4,578,811
Halliburton Co.	69,190	2,795,968
National Oilwell Varco, Inc.	15,063	1,065,707
Schlumberger Ltd. (Netherlands)	37,195	2,785,534
SEACOR Holdings, Inc.	13,700	1,009,416
TGS Nopec Geophysical Co. ASA (Norway)	26,114	983,620
Trican Well Service Ltd. (Canada)	35,770	524,657

		13,743,713

Pharmaceuticals — 5.2%
Algeta ASA (Norway)*	6,259	210,571
Alkermes PLC (Ireland)*	25,000	592,750
AstraZeneca PLC (United Kingdom)	64,180	3,217,630
Bristol-Myers Squibb Co.	70,180	2,890,714

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Cardinal Health, Inc.	177,580	$7,390,880
Catamaran Corp.*	29,730	1,576,582
Daiichi Sankyo Co. Ltd. (Japan)	167,254	3,228,462
Eisai Co. Ltd. (Japan)	20,900	936,382
Eli Lilly & Co.	30,800	1,749,132
Forest Laboratories, Inc.*	16,300	620,052
H. Lundbeck A/S (Denmark)	23,055	424,522
Hypermarcas SA (Brazil)*	48,100	381,087
Merck & Co., Inc.	182,405	8,067,773
Novartis AG (Switzerland), ADR(a)	22,640	1,612,874
Onyx Pharmaceuticals, Inc.*	1,410	125,293
Pfizer, Inc.	75,864	2,189,435
Roche Holding AG (Switzerland)	58,596	13,641,332
Salix Pharmaceuticals Ltd.*	9,880	505,658
Shionogi & Co. Ltd. (Japan)	36,800	745,795
Teva Pharmaceutical Industries Ltd. (Israel), ADR	209,280	8,304,230
UCB SA (Belgium)(a)	20,857	1,331,434

		59,742,588

Real Estate — 0.2%
Ayala Land, Inc. (Philippines)	760,420	610,565
BR Properties SA (Brazil)	53,100	590,715
PDG Realty SA Empreendimentos e Participacoes (Brazil)	456,100	710,981

		1,912,261

Real Estate Investment Trusts — 0.3%
Campus Crest Communities, Inc.	73,300	1,018,870
DiamondRock Hospitality Co.	64,970	604,871
Host Hotels & Resorts, Inc.(a)	66,017	1,154,637
Mack-Cali Realty Corp.	19,280	551,601

		3,329,979

Retail — 6.9%
Advance Auto Parts, Inc.	85,025	7,027,316
Alimentation Couche Tard, Inc. (Canada) (Class B Stock)	9,500	514,909
Ascena Retail Group, Inc.*	81,850	1,518,317
Bosideng International Holdings Ltd. (Hong Kong)	2,536,000	789,445
Buffalo Wild Wings, Inc.*(a)	11,275	986,901
Burger King Worldwide, Inc.(a)	79,397	1,516,483
CarMax, Inc.*(a)	12,035	501,859
Casey’s General Stores, Inc.(a)	17,310	1,009,173
Cato Corp. (The) (Class A Stock)	61,980	1,496,197
CEC Entertainment, Inc.	41,660	1,364,365
China Dongxiang Group Co. (China)	2,656,000	411,764
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	8,310	652,159
CVS Caremark Corp.	65,782	3,617,352
Dick’s Sporting Goods, Inc.	28,770	1,360,821
Dollarama, Inc. (Canada)	19,614	1,259,459
DSW, Inc. (Class A Stock)	15,079	962,040
Dufry AG (Switzerland)*	6,514	808,332
Five Below, Inc.*(a)	12,020	455,438
Francesca’s Holdings Corp.*(a)	34,760	996,222
Fred’s, Inc. (Class A Stock)	73,830	1,009,994
Golden Eagle Retail Group Ltd. (Cayman Islands)	401,000	724,703

	Shares	Value
COMMON STOCKS (Continued)
Retail (cont’d.)
Hyundai Home Shopping Network Corp. (South Korea)	9,295	$1,159,457
Intime Department Store Group Co Ltd. (Cayman Islands)	1,563,570	1,781,229
Jack in the Box, Inc.*	700	24,213
Kohl’s Corp.	35,130	1,620,547
K’s Holdings Corp. (Japan)	13,900	445,816
Lowe’s Cos., Inc.	525,050	19,909,896
Lululemon Athletica, Inc.*(a)	22,970	1,432,180
Maoye International Holdings Ltd. (Cayman Islands)	2,477,000	592,896
MSC Industrial Direct Co., Inc. (Class A Stock)(a)	48,720	4,179,202
New World Department Store China Ltd. (Cayman Islands)	517,000	299,407
PVH Corp.	8,080	863,025
Seven & I Holdings Co. Ltd. (Japan)	46,500	1,542,850
Stage Stores, Inc.	43,740	1,131,991
Target Corp.(a)	59,693	4,085,986
Tiffany & Co.(a)	14,150	983,991
Tim Hortons, Inc. (Canada)	11,123	604,201
TJX Cos., Inc. (The)	29,636	1,385,483
Ulta Salon Cosmetics & Fragrance, Inc.*	13,860	1,125,016
Urban Outfitters, Inc.*	33,030	1,279,582
Walgreen Co.(a)	76,110	3,628,925
Wal-Mart Stores, Inc.	42,307	3,165,833

		80,224,975

Savings & Loan — 0.2%
First Niagara Financial Group, Inc.	179,940	1,594,268
Northwest Bancshares, Inc.	94,680	1,201,489

		2,795,757

Semiconductors — 2.0%
Altera Corp.	48,712	1,727,815
Analog Devices, Inc.	125,167	5,819,014
Broadcom Corp. (Class A Stock)	8,570	297,122
Cypress Semiconductor Corp.*	49,300	543,779
Emulex Corp.*	11,144	72,770
Intel Corp.(a)	318,140	6,951,359
Maxim Integrated Products, Inc.	40,300	1,315,795
Micron Technology, Inc.*	52,580	524,748
NXP Semiconductors NV (Netherlands)*	29,830	902,656
QLogic Corp.*	69,668	808,149
Samsung Electronics Co. Ltd. (South Korea)	700	954,121
Wolfson Microelectronics PLC (United Kingdom)*	136,676	367,582
Xilinx, Inc.	71,257	2,719,880

		23,004,790

Software — 3.5%
Activision Blizzard, Inc.	95,600	1,392,892
Akamai Technologies, Inc.*(a)	36,680	1,294,437
Allscripts Healthcare Solutions, Inc.*	23,600	320,724
ANSYS, Inc.*	13,945	1,135,402
Autodesk, Inc.*	38,130	1,572,481
BMC Software, Inc.*	20,669	957,595
Changyou.com Ltd. (Cayman Islands), ADR	8,420	243,254
Check Point Software Technologies Ltd. (Israel)*(a)	63,759	2,996,035

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software (cont’d.)
Concur Technologies, Inc.*(a)	15,755	$1,081,738
Electronic Arts, Inc.*	66,060	1,169,262
Imperva, Inc.*(a)	19,410	747,285
Konami Corp. (Japan)	10,900	218,165
Microsoft Corp.	412,501	11,801,654
Oracle Corp.	343,553	11,110,504
Red Hat, Inc.*	7,700	389,312
salesforce.com, Inc.*(a)	6,010	1,074,768
Servicenow, Inc.(a)	27,770	1,005,274
Verint Systems, Inc.*	43,316	1,583,200

		40,093,982

Telecommunications — 4.0%
Amdocs Ltd. (Guernsey)	14,600	529,250
AT&T, Inc.	89,705	3,291,276
Cisco Systems, Inc.	1,214,625	25,397,809
Comverse, Inc.	49,280	1,381,811
Juniper Networks, Inc.*	117,410	2,176,781
Palo Alto Networks, Inc.*(a)	17,930	1,014,838
QUALCOMM, Inc.	46,391	3,105,877
Softbank Corp. (Japan)	79,740	3,673,763
Telenor ASA (Norway)	90,697	1,982,966
Verizon Communications, Inc	37,640	1,850,006
Vodafone Group PLC (United Kingdom), ADR	75,712	2,150,978

		46,555,355

Textiles — 0.1%
G&K Services, Inc. (Class A Stock)	31,700	1,442,667

Transportation — 2.2%
Atlas Air Worldwide Holdings, Inc.*	18,950	772,402
Bristow Group, Inc.	6,530	430,588
C.H. Robinson Worldwide, Inc.	51,275	3,048,811
Canadian National Railway Co. (Canada)	16,630	1,671,431
Era Group, Inc.	18,800	394,800
FedEx Corp.	29,685	2,915,067
GATX Corp.	29,890	1,553,383
Genesee & Wyoming, Inc. (Class A Stock)*	6,020	560,522
Kirby Corp.*(a)	20,710	1,590,528
Scorpio Tankers, Inc. (Marshall Islands)*	164,500	1,467,340
United Parcel Service, Inc. (Class B Stock)	.115,569	9,927,377
UTi Worldwide, Inc. (British Virgin Islands)	44,600	645,808

		24,978,057

Utilities
NTPC Ltd. (India)	156,471	408,667

TOTAL COMMON STOCKS (cost $834,542,581)		948,298,672

EXCHANGE TRADED FUNDS — 7.7%
iShares MSCI EAFE Index Fund	744,935	43,936,266
SPDR S&P 500 ETF Trust	290,385	45,459,772

TOTAL EXCHANGE TRADED FUNDS (cost $77,352,885)		89,396,038

	Shares	Value
PREFERRED STOCK — 0.1%
Banks — 0.1%
Itau Unibanco Holding SA (Brazil), ADR (PRFC), (cost $1,086,290)	65,600	$1,167,680

TOTAL LONG-TERM INVESTMENTS (cost $912,981,756)		1,038,862,390

SHORT-TERM INVESTMENTS — 20.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 15.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $183,679,267; includes $81,671,348 of cash collateral for securities on loan)(b)(w)	183,679,267	183,679,267

	Notional Amount (000)#
OPTIONS PURCHASED*(l) — 4.1%
Put Options
S&P 500 Index, expiring 06/21/14, Strike Price $1,400.00 (cost $61,215,895)	7,200	47,916,000

TOTAL SHORT-TERM INVESTMENTS (cost $244,895,162)		231,595,267

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 109.8%
(cost $1,157,876,918)		1,270,457,657

OPTIONS WRITTEN*(l) — (3.2)%
Call Options — (1.3)%
S&P 500 Index, expiring 06/22/13,
Strike Price $1,550.00	3,150	(14,490,000)

Put Options — (1.9)%
S&P 500 Index, expiring 06/21/14,
Strike Price $1,300.00	5,000	(22,350,000)

TOTAL OPTIONS WRITTEN (premiums received $42,225,283)		(36,840,000)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.6% (cost $1,115,651,635)		1,233,617,657
Liabilities in excess of other assets — (6.6)%		(76,687,139)

NET ASSETS — 100.0%		$1,156,930,518

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:
ADR	American Depositary Receipt
ADS	American Depositary Security
EAFE	Europe, Australia, Far East
ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
SPDR	Standard & Poor’s Depositary Receipts
*	Non-income producing security.
#	Notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $79,880,663; cash collateral of $81,671,348 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level 2 – other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 – significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$897,066,565	$51,232,107	$—
Exchange Traded Funds	89,396,038	—	—
Preferred Stock	1,167,680	—	—
Affiliated Money Market Mutual Fund	183,679,267	—	—
Options Purchased	47,916,000	—	—
Options Written	(36,840,000)	—	—

Total	$1,182,385,550	$51,232,107	$—

Fair Value of Level 2 investments at 12/31/12 was $112,806,059, which was a result of valuing investments using third-party vendor modeling tools. An amount of $65,509,495 was transferred from Level 2 into Level 1 at 03/31/2013 as a result of using quoted prices in active market for such foreign securities.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 101.0%

ASSET-BACKED SECURITIES — 3.1%
ACE Securities Corp Home Equity Loan Trust, Series 2003-NC1, Class M1	Caa1	1.374	%(c)	07/25/33	2,224	$1,917,477
Ameriquest Morgage Securities, Inc., Series 2004-R2, Class A1A	Baa2	0.894	%(c)	04/25/34	2,203	2,106,342
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 144A	Aaa	3.150%		03/20/17	1,840	1,934,259
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 144A	Aaa	2.802%		05/20/18	1,850	1,944,461
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	Aaa	2.100%		03/20/19	1,400	1,425,753
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 144A	Aaa	1.920%		09/20/19	1,600	1,610,586
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	B2	6.900	%(c)	04/10/28	2,220	2,513,799
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3	A3	0.774	%(c)	09/25/34	1,262	1,226,386
Bear Stearns Asset-Backed Securities Trust, Series 2007-SD1, Class 22A1	CC(d)	2.650	%(c)	10/25/36	296	184,821
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	Caa2	1.209	%(c)	07/25/34	2,763	2,580,739
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	Caa3	5.071	%(c)	04/25/35	3,541	2,162,234
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	CCC(d)	0.534	%(c)	07/25/36	1,392	970,101
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	A2	0.353	%(c)	11/15/36	263	227,644
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	A2	0.353	%(c)	11/15/36	502	430,913
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2, 144A	AA+(d)	1.552	%(c)	03/25/36	2,400	2,446,554
Fremont Home Loan Trust, Series 2003-B, Class M1	Ba1	1.254	%(c)	12/25/33	1,963	1,905,910
Greenpoint Manufactured Housing, Series 1999-2, Class A2	B3	2.963	%(c)	03/18/29	2,650	2,361,207
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	Caa2	7.270%		06/15/29	5,196	5,073,094
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2	B3	3.601	%(c)	06/19/29	1,425	1,271,183
Greenpoint Manufactured Housing, Series 1999-4, Class A2	B3	3.702	%(c)	02/20/30	1,475	1,304,662
GSAA Home Equity Trust, Series 2007-4, Class A3A	Ca2	0.504	%(c)	03/25/37	3,291	2,007,302
GSAMP Trust, Series 2004-SEA2, Class A2B	Aaa	0.754	%(c)	03/25/34	615	612,952
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 144A	Aaa	5.290%		03/25/16	1,930	2,083,725
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2, 144A	Aaa	1.830%		08/25/19	2,250	2,257,817
Keycorp Student Loan Trust, Series 2003-A, Class 1A2	Aaa	0.561	%(c)	10/25/32	4,221	4,206,928
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IA2	A2	3.702	%(c)	02/20/32	2,000	1,705,378
Manufactured Housing Contract Trust Pass-Through Certificates, Series 2001-2, Class IIA2	Baa3	3.701	%(c)	03/13/32	2,950	2,474,554
Merrill Lynch Mortgage Investors, Inc., Series 2005-SD1, Class A2	AAA(d)	5.666	%(c)	05/25/46	23	23,039

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	B2	1.224	%(c)	10/25/33	1,949	$1,810,360
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	Aaa	4.090	%(c)	03/22/32	6,700	5,798,857
Northstar Education Finance, Inc., Series 2007-1, Class A6	Aaa	1.443	%(c)	01/29/46	5,925	5,288,916
NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C	Baa1	1.264	%(c)	12/25/33	1,934	1,815,917
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class B1	A2	1.483	%(c)	07/25/42	10,000	7,994,770
People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1	A2	1.104	%(c)	10/25/34	1,565	1,454,258
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	Aaa	0.444	%(c)	11/25/36	4,100	1,944,413
Saxon Asset Securities Trust, Series 2005-1, Class M1	A2	0.894	%(c)	05/25/35	4,958	4,667,437
SLM Student Loan Trust, Series 2003-11, Class A6, 144A	Aaa	0.570	%(c)	12/15/25	3,200	3,162,426
SLM Student Loan Trust, Series 2006-5, Class A5	Aaa	0.411	%(c)	01/25/27	4,620	4,512,054
SLM Student Loan Trust, Series 2012-6, Class A3	Aaa	0.954	%(c)	05/26/26	1,700	1,714,833
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	A2	0.954	%(c)	01/25/35	2,383	2,110,209
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	Caa3	5.645	%(c)	10/25/36	373	330,506
South Carolina Student Loan Corp., Series 2010-1, Class A3	AA+(d)	1.351	%(c)	10/27/36	2,500	2,460,350

TOTAL ASSET-BACKED SECURITIES (cost $94,936,502)						96,035,126

BANK LOANS(c) — 1.8%

Advertising — 0.1%
Getty Images, Inc., Initial Term Loan	B1	4.750%		10/18/19	1,127	1,143,278
Visant Corp., Tranche Term Loan B	B1	5.250%		12/22/16	1,442	1,396,344

						2,539,622

Cable Television — 0.1%
Charter Communications Operating LLC, Term Loan C	Baa3	3.460%		09/06/16	508	509,685
Charter Communications Operating LLC, Term Loan D	Baa3	4.000%		03/28/19	2,475	2,499,131

						3,008,816

Commercial Services — 0.1%
ARAMARK Corp., Term Loan 3	BB-(d)	2.237%		07/26/16	131	132,058
ARAMARK Corp., Term Loan B (Extending)	B1	3.704%		07/26/16	309	310,476
ARAMARK Corp., Term Loan B (Non-Extending)	B1	2.237%		01/26/14	11	10,596
Hertz Corp. (The), Tranche Term Loan B	Ba1	3.750%		03/11/18	990	995,158
Language Line LLC, Tranche Term Loan B	B1	6.250%		06/20/16	1,506	1,491,463

						2,939,751

Commercial Services & Supplies — 0.1%
ServiceMaster Co., Tranche Term Loan C	Ba3	4.250%		01/31/17	2,743	2,763,698

Computer Services & Software
First Data Corp., 2018 Dollar Term Loan	B1	4.204%		03/24/18	1,009	1,005,302

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)

Diversified Financial Services — 0.1%
Nielsen Finance LLC, Class E Dollar Term Loan	Ba2	2.952%	05/01/16	2,828	$2,854,340

Electronic Components & Equipment — 0.1%
Sensus USA, Inc., Term Loan (First Lien)	Ba3	4.750%	05/09/17	2,977	2,973,551

Food — 0.1%
Del Monte Foods Co., Initial Term Loan	B1	4.000%	03/08/18	1,913	1,915,100
Wendy’s International, Inc., Term Loan	B1	4.750%	04/03/19	1,990	2,008,109

					3,923,209

Healthcare – Services — 0.1%
Emergency Medical Services Corp., Initial Term Loan	Ba3	4.000%	05/25/18	1,215	1,218,206
Hanger Orthopedic Group, Inc., Term Loan C	Ba2	4.000%	12/01/16	1,470	1,481,126

					2,699,332

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Operating Co., Inc., Term Loan B-6	B2	5.454%	01/28/18	962	890,728
Landry’s, Inc., Term Loan	B1	4.750%	02/07/17	993	998,497
Las Vegas Sands LLC, Tranche Term Loan B (Extending)	Ba2	2.710%	11/23/16	1,688	1,690,482

					3,579,707

Manufacturing — 0.1%
Freedom Group, Inc., Term Loan B	Ba3	5.500%	04/19/19	1,420	1,423,487

Media — 0.3%
Ancestry.com, Inc., Initial Term Loan	B1	7.000%	12/28/18	3,761	3,767,626
Cengage Learning Acquisitions, Inc., Tranche Term Loan B (Extended)	Caa2	5.710%	07/31/17	1,018	750,550
Univision Communications, Inc., Term Loan	B2	4.750%	03/01/20	1,999	2,009,627
Virgin Media Investment Holdings Ltd., Term Loan	Ba3	3.750%	02/06/20	2,030	2,018,401

					8,546,204

Metals & Mining — 0.1%
Fairmount Minerals Ltd., Tranche Term Loan B	B1	5.250%	03/15/17	2,525	2,537,478
Walter Energy, Inc., Term Loan B	Ba3	5.750%	04/01/18	1,401	1,405,453

					3,942,931

Oil, Gas & Consumable Fuels
EquiPower Resources Holdings LLC, B Advanced (First Lien)	Ba3	5.500%	12/27/18	979	992,616

Pharmaceuticals — 0.1%
Capsugel Holdings U.S., Inc., Initial Term Loan	B1	4.750%	08/01/18	1,792	1,819,376

Retail & Merchandising — 0.2%
Dunkin’ Brands Group, Inc., Term Loan B-2	B2	4.170%	11/23/17	1,488	1,504,310
Gymboree Corp. (The), Term Loan	B2	5.000%	02/23/18	2,828	2,743,797
Neiman Marcus Group, Inc., Term Loan	B2	4.000%	05/16/18	2,885	2,890,409

					7,138,516

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)

Telecommunications — 0.1%
Intelsat Jackson Holdings SA, Tranche Term Loan B-1	B1	4.500%		04/03/18	1,990	$2,019,812
Telesat Canada, Inc. (Canada), U.S. Term Loan B	Ba3	5.500%		03/08/19	1,489	1,498,055

						3,517,867

TOTAL BANK LOANS (cost $54,840,777)						55,668,325

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
Americold LLC Trust, Series 2010-ARTA, Class A2FX, 144A	AAA(d)	4.954%		01/14/29	1,000	1,146,013
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM	Aa1	5.421	%(c)	09/10/45	967	1,067,973
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2008-1, Class A4	Aaa	6.194	%(c)	02/10/51	4,350	5,212,122
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AM	A2	5.715	%(c)	06/11/40	440	502,600
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AM	BBB-(d)	5.893	%(c)	06/11/50	770	888,843
CD Commercial Mortgage Trust, Series 2006-CD2, Class AM	Aa3	5.352	%(c)	01/15/46	500	545,032
CGRBS Commercial Mortgage Trust, Series 2013-VN05, Class A, 144A	Aaa	3.369%		03/01/35	2,720	2,800,838
Commercial Mortgage Pass-Through Certificates, Series 2007-C2, Class AM	A3	5.550	%(c)	01/15/49	2,759	3,075,027
Extended Stay America Trust, Series 2013-ESH7, Class A27, 144A	Aaa	2.958%		12/05/31	980	991,153
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	Aaa	1.055	%(c)	01/25/20	12,175	708,869
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	Aaa	1.226	%(c)	04/25/20	37,500	2,466,108
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	Aaa	1.673	%(c)	06/25/20	38,648	3,568,198
FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1, IO	Aaa	1.504	%(c)	08/25/20	13,001	1,052,976
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	Aaa	1.674	%(c)	07/25/21	2,861	319,156
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	Aaa	1.581	%(c)	10/25/21	1,904	205,788
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class X1, IO	Aaa	1.454	%(c)	12/25/21	6,250	616,649
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	Aaa	0.785	%(c)	09/25/22	5,365	362,043
FHLMC Multifamily Structured Pass-Through Certificates, Series K702, Class X1, IO	Aaa	1.555	%(c)	02/25/18	10,800	709,338
FHLMC Multifamily Structured Pass-Through Certificates, Series K703, Class X1, IO	Aaa	2.089	%(c)	05/25/18	14,835	1,287,069
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM	Aa3	5.866	%(c)	07/10/38	1,549	1,733,302
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A, 144A	Aaa	3.551%		04/10/34	1,827	1,921,118
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class AM	Aaa	5.440%		05/15/45	1,310	1,461,660
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3	Aa3	5.336%		05/15/47	1,754	1,974,916
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM	A1	5.883	%(c)	02/12/51	1,240	1,456,572

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AMFX	A1	5.930	%(c)	02/12/51	300	$346,589
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM	BBB-(d)	6.179	%(c)	09/15/45	370	434,104
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class AM	A1	5.204	%(c)	12/12/49	610	679,732
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	Aaa	1.931	%(c)	08/15/45	8,580	950,708
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A4	Aaa	2.918%		02/15/46	1,120	1,131,501
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS	Aaa	3.214%		02/15/46	1,192	1,221,152
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A4	BBB-(d)	5.889	%(c)	06/11/49	460	534,420
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4	AA+(d)	5.809%		12/12/49	4,130	4,817,133
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class AS, 144A	AAA(d)	3.317%		12/10/45	1,500	1,502,259
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AM	Baa1	5.383%		12/15/43	470	516,560
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3	Aaa	5.678%		05/15/46	2,000	2,314,828
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	Aaa	1.604	%(c)	06/15/45	18,006	1,968,955

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $50,274,214)						52,491,304

CORPORATE BONDS — 30.4%

Advertising — 0.1%
WPP Finance UK (United Kingdom), Gtd. Notes	Baa2	8.000%		09/15/14	2,670	2,931,163

Aerospace/Defense — 0.2%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	4.875%		02/15/20	3,060	3,630,610
Raytheon Co., Sr. Unsec’d. Notes	A3	3.125%		10/15/20	1,560	1,647,549
United Technologies Corp., Sr. Unsec’d. Notes	A2	3.100%		06/01/22	10	10,481
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%		06/01/42	1,450	1,545,509

						6,834,149

Agriculture — 0.9%
Altria Group, Inc., Gtd. Notes	Baa1	2.850%		08/09/22	3,420	3,362,178
Altria Group, Inc., Gtd. Notes	Baa1	4.750%		05/05/21	2,430	2,750,320
Altria Group, Inc., Gtd. Notes	Baa1	9.250%		08/06/19	4,420	6,160,963
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		06/23/19	2,910	3,702,195
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	2.500%		08/22/22	2,370	2,338,846
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	2.900%		11/15/21	3,920	4,044,193
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.500%		03/20/42	2,150	2,209,968
Reynolds American, Inc., Gtd. Notes	Baa2	3.250%		11/01/22	1,440	1,423,719
Reynolds American, Inc., Gtd. Notes	Baa2	7.625%		06/01/16	780	928,965

						26,921,347

Airlines — 0.3%
Continental Airlines, Inc., Sr. Sec’d. Notes, 144A	Ba2	6.750%		09/15/15	1,480	1,550,300

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Airlines (cont’d.)
Delta Air Lines 2007-1 Class A Pass-Through Trust, Series 071A, Pass-Through Certificates	Baa2	6.821%		02/10/24	3,440	$3,896,209
Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, Pass-Through Certificates	Baa2	7.750%		06/17/21	1,766	2,040,056
UAL 2009-2A Pass-Through Trust, Series 09-2, Pass-Through Certificates	Baa3	9.750%		07/15/18	1,374	1,593,341

						9,079,906

Automobiles — 0.3%
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.300%		07/31/15	1,280	1,288,622
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	2.625%		09/15/16	4,920	5,130,064
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	4.750%		01/15/43	4,290	3,992,716

						10,411,402

Banks — 4.1%
ANZ National International Ltd. (New Zealand), Bank Gtd. Notes, 144A	Aa3	1.850%		10/15/15	2,130	2,176,250
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	3.875%		03/22/17	1,080	1,161,822
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.650%		05/01/18	2,530	2,926,722
Bank of America Corp., Sr. Unsec’d. Notes(a)	Baa2	5.700%		01/24/22	1,500	1,757,011
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.750%		12/01/17	490	566,762
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.500%		08/01/16	40	46,067
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	7.625%		06/01/19	5,600	7,113,557
Bank of America Corp., Sr. Unsec’d. Notes, MTN(a)	Baa2	5.000%		05/13/21	4,300	4,819,917
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	3.850%		01/22/15	1,890	1,991,720
BBVA US Sr. SAU (Spain), Bank Gtd. Notes	Baa3	3.250%		05/16/14	4,860	4,889,398
BBVA US Sr. SAU (Spain), Bank Gtd. Notes	Baa3	4.664%		10/09/15	6,140	6,296,404
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN	A2	2.375%		09/14/17	4,090	4,150,565
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes	Aa2	1.250%		09/18/15	5,050	5,100,051
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	Aa2	3.750%		10/15/14	3,700	3,878,873
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Jr. Sub. Notes, 144A	Baa1	11.000	%(c)	12/29/49	4,885	6,533,687
Credit Agricole SA (France), Jr. Sub. Notes, 144A(a)	Ba2	8.375	%(c)	10/29/49	5,300	5,796,875
Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	A2	2.625%		01/21/14	2,100	2,124,251
Intesa Sanpaolo SpA (Italy), Sr. Notes, 144A	Baa2	3.625%		08/12/15	2,020	2,018,566
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes	Baa2	3.125%		01/15/16	1,000	977,543
Intesa Sanpaolo SpA (Italy), Unsec’d. Notes	Baa2	3.875%		01/16/18	900	870,255
M&T Bank Corp., Jr. Sub. Notes, 144A	Baa3	6.875%		12/29/49	7,330	7,837,690
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes	Aa2	1.600%		08/07/15	1,800	1,831,433
Nordea Bank AB (Sweden), Sub. Notes, 144A	Baa1	4.250%		09/21/22	1,000	1,022,776
Nordea Bank AB (Sweden), Sub. Notes, 144A	Baa1	4.875%		05/13/21	5,180	5,607,096
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	Ba3	7.648	%(c)	08/29/49	490	509,600
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%		09/18/15	640	657,785
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	Ba3	5.000%		10/01/14	1,760	1,812,800

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Baa2	3.724%		01/20/15	2,790	$2,820,327
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Baa2	3.781%		10/07/15	2,400	2,448,067
State Street Corp., Jr. Sub. Debs	A3	4.956%		03/15/18	8,270	9,394,894
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	3.100%		01/14/16	730	770,812
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	3.150%		07/22/15	2,500	2,619,930
UBS AG (Switzerland), Notes	A2	3.875%		01/15/15	756	798,099
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	2.250%		01/28/14	1,041	1,054,879
UBS AG (Switzerland), Sr. Unsec’d. Notes	A2	4.875%		08/04/20	250	289,582
Wachovia Capital Trust III, Ltd. Gtd. Notes(a)	Baa3	5.570	%(c)	03/29/49	7,680	7,706,880
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%		02/01/18	1,330	1,583,035
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	1.500%		01/16/18	1,420	1,417,048
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	3.676%		06/15/16	2,970	3,211,500
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	2.100%		05/08/17	590	608,412
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	4.600%		04/01/21	640	730,915
Wells Fargo & Co., Sub. Notes	A3	3.450%		02/13/23	2,730	2,748,346
Wells Fargo & Co., Series l, Notes, MTN	A2	3.750%		10/01/14	300	314,149
Wells Fargo Capital X, Ltd. Gtd. Notes	Baa1	5.950%		12/01/86	1,650	1,657,349

						124,649,700

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%		07/15/22	5,390	5,297,971
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	5.375%		01/15/20	4,260	5,137,931
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	4.828%		07/15/20	3,330	3,894,129
Diageo Investment Corp., Gtd. Notes	A3	2.875%		05/11/22	2,970	3,002,308
Heineken NV (Netherlands), Sr. Unsec’d. Notes, 144A	Baa1	1.400%		10/01/17	1,370	1,363,771
Molson Coors Brewing Co., Gtd. Notes	Baa2	3.500%		05/01/22	390	405,736
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	0.700%		08/13/15	4,460	4,466,672
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	7.900%		11/01/18	702	934,649
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	2.950%		01/15/17	1,250	1,312,869
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	4.450%		01/15/22	4,500	4,942,377

						30,758,413

Cable Television — 0.6%
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.125%		02/15/21	995	1,067,912
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.500%		09/01/41	260	267,191
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.875%		11/15/40	4,270	4,552,683
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%		07/01/18	830	1,021,375
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.300%		07/01/38	2,000	2,487,922
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%		04/01/19	3,840	4,998,616
Time Warner, Inc., Gtd. Notes	Baa2	4.700%		01/15/21	1,770	1,995,877
Time Warner, Inc., Gtd. Notes	Baa2	4.750%		03/29/21	710	803,660
Time Warner, Inc., Gtd. Notes	Baa2	6.250%		03/29/41	930	1,099,399

						18,294,635

Chemicals — 0.1%
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	4.350%		12/08/21	1,070	1,180,581

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Chemicals (cont’d.)
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa3	5.000%		04/15/19	780	$881,400
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Baa3	5.750%		04/15/24	780	914,550

						2,976,531

Computer Services & Software — 0.2%
First Data Corp., Sr. Sec’d. Notes, 144A	B1	6.750%		11/01/20	350	364,875
Oracle Corp., Sr. Unsec’d. Notes	A1	1.200%		10/15/17	4,660	4,665,126

						5,030,001

Consumer Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(a)	B1	6.875%		02/15/21	1,545	1,645,425
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	7.125%		04/15/19	3,365	3,613,169

						5,258,594

Containers & Packaging — 0.2%
Ball Corp., Gtd. Notes	Ba1	5.750%		05/15/21	3,130	3,380,400
Ball Corp., Gtd. Notes	Ba1	6.750%		09/15/20	2,010	2,216,025
Rock-Tenn Co., Gtd. Notes	Ba1	3.500%		03/01/20	810	828,024
Rock-Tenn Co., Gtd. Notes	Ba1	4.000%		03/01/23	1,110	1,122,529

						7,546,978

Diversified Financial Services — 6.1%
Ally Financial, Inc., Gtd. Notes	B1	7.500%		09/15/20	6,410	7,820,200
American Express Co., Sr. Unsec’d. Notes	A3	2.650%		12/02/22	1,070	1,048,549
American Express Co., Sub. Notes	Baa2	6.800	%(c)	09/01/66	4,210	4,536,275
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.125%		08/25/14	2,500	2,655,897
American Honda Finance Corp., Unsec’d. Notes, 144A	A1	1.000%		08/11/15	4,190	4,205,009
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	A2	6.400%		10/02/17	3,210	3,832,120
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	4.700%		10/27/19	1,360	1,593,570
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	5.450%		04/15/18	1,040	1,239,269
Citigroup, Inc., Jr. Sub. Notes	B1	5.900	%(c)	12/29/49	1,190	1,235,013
Citigroup, Inc., Jr. Sub. Notes	B1	5.950	%(c)	12/29/49	1,970	2,043,875
Citigroup, Inc., Notes, MTN	Baa2	5.500%		10/15/14	1,820	1,942,113
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	5.375%		08/09/20	882	1,032,598
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.000%		12/13/13	6,400	6,630,899
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.010%		01/15/15	6,670	7,222,456
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.875%		03/05/38	6,970	9,144,612
Citigroup, Inc., Sub. Notes	Baa3	5.000%		09/15/14	2,740	2,877,082
Countrywide Financial Corp., Sub. Notes	Baa3	6.250%		05/15/16	460	512,363
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	5.000%		05/15/18	2,030	2,235,862
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	5.750%		02/01/21	900	1,020,487
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	5.875%		08/02/21	1,040	1,189,688
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	8.125%		01/15/20	770	972,212
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	12.000%		05/15/15	3,200	3,866,074
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	1.625%		07/02/15	1,610	1,637,491
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	5.900%		05/13/14	2,230	2,362,837

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A1	4.375%		09/16/20	2,540	$2,836,530
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%		01/07/21	11,250	12,665,329
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	6.875%		01/10/39	6,250	8,188,944
General Electric Capital Corp., Sub. Notes	A2	5.300%		02/11/21	500	573,188
Goldman Sachs Capital II, Ltd. Gtd. Notes	Ba2	4.000%	(c)	06/01/43	3,560	2,994,850
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	2.375%		01/22/18	5,110	5,179,660
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	4.750%		07/15/13	200	202,399
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		10/15/13	1,110	1,137,204
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		07/27/21	980	1,110,408
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.000%		06/15/20	3,450	4,071,742
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.250%		02/01/41	8,980	10,671,428
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%		03/15/20	10	11,393
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	6.000%		05/01/14	1,020	1,075,139
HSBC Finance Corp., Sub. Notes	Baa2	6.676%		01/15/21	5,430	6,425,514
Hyundai Capital America, Sr. Unsec’d. Notes, 144A	Baa1	2.125%		10/02/17	1,150	1,159,368
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.500%		09/01/14	1,930	2,055,450
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba2	6.750%		09/01/16	6,620	7,480,600
John Deere Capital Corp., Sr. Unsec’d. Notes	A2	5.350%		04/03/18	1,000	1,188,242
John Deere Capital Corp., Unsec’d. Notes	A2	2.250%		04/17/19	1,120	1,158,144
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%		09/23/22	1,500	1,497,684
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.250%		10/15/20	90	98,750
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	A2	4.350%		08/15/21	630	695,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%		07/22/20	2,150	2,383,337
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.500%		01/24/22	1,610	1,764,433
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN(a)	A2	1.100%		10/15/15	7,110	7,120,096
JPMorgan Chase & Co., Sub. Notes	A3	6.125%		06/27/17	2,660	3,121,478
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa2	6.875%		04/25/18	5,600	6,759,312
Merrill Lynch & Co., Inc., Sub. Notes	Baa3	6.050%		05/16/16	320	355,770
Morgan Stanley, Notes, MTN	Baa1	6.625%		04/01/18	3,990	4,769,654
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	4.200%		11/20/14	180	188,405
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	4.750%		03/22/17	530	584,602
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	3.875%		09/10/15	4,420	4,602,493
SLM Corp., Sr. Unsec’d. Notes, MTN(a)	Ba1	8.000%		03/25/20	2,260	2,621,600
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	Aa3	1.250%		10/05/17	4,860	4,854,698
UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.625%		07/01/20	1,710	1,838,250
Vesey Street Investment Trust I, Gtd. Notes	A3	4.404%		09/01/16	1,550	1,684,869

						187,982,514

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Manufacturing — 0.4%
Eaton Corp., Gtd. Notes, 144A	Baa1	1.500%	11/02/17	1,780	$1,785,107
Eaton Corp., Gtd. Notes, 144A	Baa1	2.750%	11/02/22	5,860	5,826,200
Eaton Corp., Gtd. Notes, 144A	Baa1	4.150%	11/02/42	1,810	1,764,755
General Electric Co., Sr. Unsec’d. Notes	Aa3	0.850%	10/09/15	1,970	1,976,572

					11,352,634

Electric — 1.7%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	06/01/20	4,540	5,379,900
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	8.000%	06/01/16	1,995	2,092,256
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	B1	7.500%	02/15/21	1,121	1,230,297
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	07/31/20	898	983,310
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/38	1,150	1,595,899
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	8.875%	01/15/19	960	1,306,461
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes	B2	10.000%	12/01/20	5,043	5,717,501
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	2.750%	03/15/18	1,260	1,274,267
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/15/23	4,510	4,561,324
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%	11/15/31	7,690	9,008,681
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	B3	9.125%	05/01/31	3,000	3,352,500
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/37	2,000	2,596,480
Mirant Mid Atlantic Pass-Through Trust C, Pass-Through Certificates	Ba1	10.060%	12/30/28	1,403	1,599,402
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	5.800%	03/01/37	3,110	3,791,874
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	8.250%	10/15/18	1,100	1,475,163
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.400%	01/15/21	1,910	2,136,639
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	12/01/39	1,910	2,341,908

					50,443,862

Electronic Components & Equipment — 0.1%
National Semiconductor Corp., Sr. Unsec’d. Notes	A1	6.600%	06/15/17	320	388,291
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	Baa1	3.600%	08/15/21	1,530	1,582,646

					1,970,937

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes	Baa3	4.600%	03/01/21	2,240	2,531,247

Exploration & Production
Devon Financing Corp. LLC, Gtd. Notes	Baa1	7.875%	09/30/31	20	27,122

Food — 0.5%
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	3.500%	06/06/22	3,090	3,230,969
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	3,497	4,172,855
Kroger Co. (The), Gtd. Notes	Baa2	5.000%	04/15/13	1,720	1,722,645
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	3,183	3,787,060
Safeway, Inc., Sr. Unsec’d. Notes(a)	Baa3	4.750%	12/01/21	820	882,703
Safeway, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.350%	08/15/17	1,840	2,147,435

					15,943,667

Healthcare – Services — 0.7%
Fresenius Medical Care US Finance, Inc., Gtd. Notes	Ba2	6.875%	07/15/17	1,323	1,514,835

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare – Services (cont’d.)
HCA, Inc., Sr. Sec’d. Notes	Ba3	6.500%	02/15/20	2,100	$2,369,063
Humana, Inc., Sr. Unsec’d. Notes	Baa3	3.150%	12/01/22	2,150	2,123,630
Medtronic, Inc., Sr. Unsec’d. Notes	A2	3.125%	03/15/22	410	428,981
Medtronic, Inc., Sr. Unsec’d. Notes	A2	4.450%	03/15/20	1,820	2,091,539
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	2,220	2,761,010
Tenet Healthcare Corp., Sr. Sec’d. Notes	Ba3	8.875%	07/01/19	1,783	2,005,875
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A(a)	Ba3	4.500%	04/01/21	1,550	1,519,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	1.625%	03/15/19	1,230	1,233,470
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.375%	11/15/21	910	960,691
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.875%	04/01/13	650	650,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	11/15/17	45	53,501
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	02/15/18	2,070	2,502,856
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.875%	02/15/38	300	403,744

					20,618,195

Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp., Gtd. Notes, 144A	B3	9.000%	07/01/20	1,180	1,227,200
CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec’d. Notes	B1	7.625%	01/15/16	1,050	1,127,437

					2,354,637

Insurance — 0.5%
American International Group, Inc., Jr. Sub. Notes	Baa2	6.250%	03/15/87	1,020	1,129,752
American International Group, Inc., Sr. Unsec’d. Notes, 144A	Baa1	3.750%	11/30/13	830	846,936
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	3.200%	02/11/15	290	304,354
ING US, Inc., Gtd. Notes, 144A	Baa3	2.900%	02/15/18	630	639,007
MetLife, Inc., Jr. Sub. Notes	Baa2	6.400%	12/15/66	1,280	1,400,000
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	2,060	2,356,928
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.875%	02/06/41	1,440	1,723,951
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	1.250%	09/10/15	980	988,103
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.125%	05/15/22	2,540	2,557,226
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.700%	08/15/21	940	992,715
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	7.000%	02/15/19	2,580	3,226,556

					16,165,528

Investment Companies — 0.1%
Temasek Financial I Ltd. (Singapore), Gtd. Notes, 144A	Aaa	2.375%	01/23/23	2,770	2,667,529

Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.000%	01/15/19	1,090	1,174,475
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	B1	8.125%	04/30/20	1,750	1,955,625
Comcast Cable Communications Holdings, Inc., Gtd. Notes	A3	9.455%	11/15/22	80	121,230
Comcast Corp., Gtd. Notes	A3	5.650%	06/15/35	380	440,337
Comcast Corp., Gtd. Notes	A3	5.700%	05/15/18	2,160	2,597,497
Comcast Corp., Gtd. Notes	A3	6.500%	01/15/15	3,170	3,496,672
Comcast Corp., Gtd. Notes	A3	6.500%	01/15/17	2,390	2,856,602
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	5.450%	12/15/14	528	570,247
DISH DBS Corp., Gtd. Notes	Ba2	7.125%	02/01/16	3,090	3,433,763
DISH DBS Corp., Gtd. Notes	Ba2	7.750%	05/31/15	170	188,700
DISH DBS Corp., Gtd. Notes(a)	Ba2	7.875%	09/01/19	3,015	3,572,775

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
NBCUniversal Enterprise, Inc., Gtd. Notes, 144A	A3	1.974%	04/15/19	3,340	$3,349,242
News America, Inc., Gtd. Notes	Baa1	4.500%	02/15/21	1,010	1,138,884
UBM PLC (United Kingdom), Notes, 144A	Baa3	5.750%	11/03/20	2,180	2,308,969
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	6.750%	09/15/22	910	982,800

					28,187,818

Metals & Mining — 2.8%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(a)	Ba1	5.000%	02/25/17	1,190	1,245,335
Arch Coal, Inc., Gtd. Notes(a)	B3	7.000%	06/15/19	4,130	3,727,325
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	Baa1	3.850%	04/01/22	1,230	1,257,342
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	Baa1	6.950%	04/01/19	2,550	3,148,480
Barrick North America Finance LLC, Gtd. Notes	Baa1	4.400%	05/30/21	2,220	2,370,558
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	A1	3.250%	11/21/21	1,350	1,426,116
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	6.500%	04/01/19	5,340	6,754,908
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes(a)	Baa3	3.950%	01/15/18	2,170	2,178,745
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes(a)	Baa3	4.800%	10/01/20	1,630	1,624,015
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.250%	10/01/40	1,990	1,836,137
CONSOL Energy, Inc., Gtd. Notes(a)	B1	8.250%	04/01/20	2,520	2,790,900
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	B1	6.375%	02/01/16	520	536,250
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes(a)	Baa3	3.550%	03/01/22	4,000	3,976,032
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 144A	Baa3	2.375%	03/15/18	1,700	1,707,103
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 144A	Baa3	3.100%	03/15/20	2,150	2,157,181
Peabody Energy Corp., Gtd. Notes(a)	Ba1	6.500%	09/15/20	2,400	2,556,000
Peabody Energy Corp., Gtd. Notes	Ba1	7.875%	11/01/26	330	353,100
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.750%	09/20/21	510	537,268
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	4.125%	05/20/21	540	583,163
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	6.500%	07/15/18	2,210	2,712,775
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes(a)	A3	9.000%	05/01/19	5,200	7,163,692
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	5.250%	11/08/42	6,540	6,192,543
Steel Dynamics, Inc., Gtd. Notes(a)	Ba2	7.625%	03/15/20	3,090	3,429,900
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	4.375%	01/11/22	9,287	9,528,889
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/21/36	4,540	5,156,786
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes	Ba3	8.750%	01/15/14	200	208,000
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes	Ba3	9.500%	07/18/18	900	1,053,000
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(a)	Ba3	8.750%	01/15/14	1,420	1,476,800
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	1.800%	10/23/15	3,880	3,924,092
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	2.450%	10/25/17	3,430	3,476,696

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.800%	11/15/16	840	$956,360

					86,045,491

Oil, Gas & Consumable Fuels — 3.5%
Anadarko Finance Co. (Canada), Gtd. Notes	Baa3	7.500%	05/01/31	2,910	3,856,527
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	1,140	1,360,718
Apache Corp., Sr. Unsec’d. Notes	A3	3.250%	04/15/22	1,100	1,141,019
Apache Corp., Sr. Unsec’d. Notes	A3	4.750%	04/15/43	1,170	1,196,264
Apache Corp., Sr. Unsec’d. Notes	A3	5.100%	09/01/40	3,140	3,377,930
Baker Hughes, Inc., Sr. Unsec’d. Notes	A2	7.500%	11/15/18	3,230	4,238,532
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	7,280	7,686,806
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.245%	05/06/22	550	568,220
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.561%	11/01/21	370	392,813
Chesapeake Energy Corp., Gtd. Notes	Ba3	5.750%	03/15/23	210	212,887
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	6.125%	02/15/21	280	297,850
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	6.500%	08/15/17	2,280	2,513,700
Cie Generale de Geophysique - Veritas (France), Gtd. Notes(a)	Ba3	9.500%	05/15/16	4,000	4,200,000
Concho Resources, Inc., Gtd. Notes	B1	5.500%	10/01/22	160	166,400
Concho Resources, Inc., Gtd. Notes	B1	6.500%	01/15/22	1,812	1,975,080
ConocoPhillips, Gtd. Notes	A1	6.000%	01/15/20	670	838,271
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	3.250%	05/15/22	540	540,869
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	5.600%	07/15/41	90	98,340
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	7.950%	04/15/32	2,600	3,570,252
Hess Corp., Sr. Unsec’d. Notes	Baa2	8.125%	02/15/19	5,920	7,645,828
Kerr-McGee Corp., Gtd. Notes	Baa3	7.875%	09/15/31	4,800	6,290,866
Key Energy Services, Inc., Gtd. Notes	B1	6.750%	03/01/21	1,890	1,970,325
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	3.950%	09/01/22	450	478,126
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.000%	02/01/17	1,000	1,162,509
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.850%	02/15/20	1,630	2,044,467
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	8.250%	03/01/19	5,250	6,846,945
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	2.700%	02/15/23	2,060	2,061,908
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	3.125%	02/15/22	3,340	3,511,783
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	6.625%	06/15/35	6,070	7,268,825
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	3.875%	01/27/16	2,090	2,187,156
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(a)	A3	5.375%	01/27/21	8,850	9,549,088
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.750%	01/20/20	2,501	2,754,539
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	6.125%	10/06/16	970	1,084,460
QEP Resources, Inc., Sr. Unsec’d. Notes(a)	Ba1	5.250%	05/01/23	420	430,500
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	6.875%	03/01/21	590	671,125
Range Resources Corp., Gtd. Notes, 144A	Ba3	5.000%	03/15/23	1,470	1,503,075
SESI LLC, Gtd. Notes	Ba2	7.125%	12/15/21	690	771,937
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.375%	03/25/20	4,400	5,099,464
Sinopec Group Overseas Development 2012 Ltd. (British Virgin Islands), Gtd. Notes, 144A	Aa3	2.750%	05/17/17	1,880	1,960,156

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Statoil ASA (Norway), Gtd. Notes	Aa2	3.125%		08/17/17	1,530	$1,658,818
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	5.050%		12/15/16	210	233,330
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	6.375%		12/15/21	1,200	1,397,131
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	Ba1	6.000%		01/15/22	220	230,450

						107,045,289

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	Baa3	4.750%		01/11/22	2,025	2,106,049

Pharmaceuticals — 1.1%
AbbVie, Inc., Gtd. Notes, 144A(a)	Baa1	1.750%		11/06/17	5,110	5,172,143
AbbVie, Inc., Sr. Unsec’d. Notes, 144A	Baa1	2.900%		11/06/22	3,120	3,122,811
Actavis, Inc., Sr. Unsec’d. Notes(a)	Baa3	1.875%		10/01/17	1,330	1,345,510
Express Scripts Holding Co., Gtd. Notes	Baa3	3.500%		11/15/16	8,640	9,308,062
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	2.850%		05/08/22	2,920	2,978,999
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%		05/15/38	2,200	2,942,236
Pfizer, Inc., Sr. Unsec’d. Notes(a)	A1	6.200%		03/15/19	4,740	5,949,785
Wyeth LLC, Gtd. Notes	A1	5.450%		04/01/17	730	856,735
Wyeth LLC, Gtd. Notes	A1	5.950%		04/01/37	1,000	1,277,222
Zoetis, Inc., Sr. Unsec’d. Notes, 144A(a)	Baa2	3.250%		02/01/23	660	669,295

						33,622,798

Pipelines — 1.2%
Access Midstream Partners LP/ACMP Finance Corp., Gtd. Notes	Ba3	4.875%		05/15/23	2,440	2,409,500
El Paso LLC, Gtd. Notes, MTN	Ba2	7.750%		01/15/32	5,820	6,513,494
Enterprise Products Operating LLC, Gtd. Notes	Baa1	3.350%		03/15/23	1,610	1,639,597
Enterprise Products Operating LLC, Gtd. Notes	Baa1	5.950%		02/01/41	320	370,718
Enterprise Products Operating LLC, Gtd. Notes	Baa1	6.125%		10/15/39	660	776,025
Enterprise Products Operating LLC, Gtd. Notes	Baa1	6.500%		01/31/19	5,420	6,729,326
Enterprise Products Operating LLC, Gtd. Notes	Baa2	8.375%	(c)	08/01/66	4,000	4,600,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	5.500%		02/15/23	1,420	1,487,450
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	6.250%		06/15/22	454	489,185
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes(a)	B1	6.500%		07/15/21	2,319	2,550,900
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000%		03/01/32	3,000	4,240,695
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	7.500%		01/15/31	1,521	1,867,102
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	7.875%		09/01/21	1,373	1,754,397
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	8.750%		03/15/32	410	551,990
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	5.250%		03/15/20	1,090	1,242,145

						37,222,524

Retail & Merchandising — 0.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	2.750%		12/01/22	7,160	7,058,614
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%		06/01/17	1,043	1,233,410
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.036%		12/10/28	1,550	1,818,261
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.943%		01/10/30	801	996,885
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%		04/15/13	920	921,220
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.800%		02/15/18	710	865,249

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Retail & Merchandising (cont’d.)
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.200%	04/15/38		400	$527,670

						13,421,309

Telecommunications — 1.7%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.000%	03/30/20		4,200	4,723,711
AT&T, Inc., Sr. Unsec’d. Notes	A3	2.500%	08/15/15		4,070	4,227,383
AT&T, Inc., Sr. Unsec’d. Notes(a)	A3	2.625%	12/01/22		2,220	2,143,512
AT&T, Inc., Sr. Unsec’d. Notes	A3	4.450%	05/15/21		860	967,749
AT&T, Inc., Sr. Unsec’d. Notes(a)	A3	5.500%	02/01/18		6,160	7,241,955
AT&T, Inc., Sr. Unsec’d. Notes	A3	5.550%	08/15/41		400	440,904
AT&T, Inc., Sr. Unsec’d. Notes	A3	6.300%	01/15/38		4,240	5,086,062
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.950%	01/15/18		1,470	1,752,387
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18		2,450	3,260,460
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	5.750%	03/23/16		3,380	3,816,693
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.250%	10/15/20		2,260	2,483,175
Sprint Capital Corp., Gtd. Notes	B3	8.750%	03/15/32		60	71,550
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	7.000%	08/15/20		5,420	5,962,000
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	5.134%	04/27/20		1,960	2,063,651
Telefonica Emisiones SAU (Spain), Gtd. Notes(a)	Baa2	5.462%	02/16/21		490	527,342
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	6.221%	07/03/17		180	201,399
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa2	6.421%	06/20/16		210	232,904
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	2.450%	11/01/22		1,150	1,087,626
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	3.500%	11/01/21		1,905	1,979,609
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21		1,910	2,136,010
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.000%	04/01/41		980	1,139,941
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18		290	349,980
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	8.750%	11/01/18		1,134	1,525,037

						53,421,040

Tobacco — 0.1%
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	Baa3	2.050%	02/11/18		3,790	3,813,801

Transportation — 0.1%
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec’d. Notes	Ba1	6.125%	06/15/21		1,660	1,875,800
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec’d. Notes	Ba1	12.500%	04/01/16		406	431,375

						2,307,175

TOTAL CORPORATE BONDS (cost $868,209,010)						929,943,985

FOREIGN GOVERNMENT BONDS — 3.1%
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%	01/01/14	BRL	4,477	2,245,972

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%		01/01/21	BRL	4,530	$2,242,995
Brazil Notas do Tesouro Nacional (Brazil), Series F, Sr. Notes	Baa3	10.000%		01/01/17	BRL	42,896	21,503,697
Malaysian Government (Malaysia), Sr. Unsec’d. Notes	A3	3.835%		08/12/15	MYR	12,848	4,224,131
Malaysian Government (Malaysia), Sr. Unsec’d. Notes	A3	4.262%		09/15/16	MYR	5,645	1,893,652
Mexican Bonos (Mexico), Bonds	Baa1	6.500%		06/09/22	MXN	380,653	34,306,744
Mexican Bonos (Mexico), Bonds	Baa1	8.000%		06/11/20	MXN	261,162	25,214,758
Mexican Bonos (Mexico), Bonds	Baa1	10.000%		12/05/24	MXN	15,130	1,761,443

TOTAL FOREIGN GOVERNMENT BONDS (cost $91,809,412)							93,393,392

MUNICIPAL BOND — 0.2%

Ohio
Student Loan Funding LLC, Revenue Bonds (cost 4,921,843)	Aaa	0.175%	(c)	09/01/47		5,300	5,037,263

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 13.6%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1	Caa3	2.703%	(c)	07/25/35		634	562,297
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	Caa3	2.976%	(c)	09/25/35		653	522,423
American Home Mortgage Investment Trust, Series 2004-4, Class 1A1	Baa1	0.544%	(c)	02/25/45		3,915	3,627,301
Banc of America Funding Corp., Series 2005-F, Class 2A1	Caa3	3.137%	(c)	09/20/35		109	80,035
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	Baa3	3.136%	(c)	09/25/33		552	553,336
Banc of America Mortgage Securities, Inc., Series 2005-12, Class A2	B2	1.104%	(c)	01/25/36		2,420	2,138,961
Banc of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	CC(d)	3.128%	(c)	09/25/35		344	319,689
BCAP LLC Trust, Series 2006-AA1, Class A1	Ca2	0.394%	(c)	10/25/36		4,085	2,874,011
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A3	CCC(d)	2.671%	(c)	10/25/35		146	141,859
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1	Caa3	2.945%	(c)	02/25/36		759	588,739
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	Caa2	5.541%	(c)	02/25/36		392	354,845
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1	CC(d)	2.798%	(c)	10/25/36		857	706,038
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	Baa1	0.944%	(c)	11/25/34		190	186,934
Bear Stearns Asset Backed Securities Trust, Series 2003-AC5, Class A3	Ba1	1.304%	(c)	10/25/33		578	525,861
Chevy Chase Mortgage Funding Corp., Series 2004-3A, Class A2, 144A	Ba2	0.504%	(c)	08/25/35		499	427,657
Chevy Chase Mortgage Funding Corp., Series 2004-4A, Class A2, 144A	B1	0.494%	(c)	10/25/35		458	385,149
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 144A	B3	0.404%	(c)	01/25/36		732	599,748
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A2, 144A	B3	0.434%	(c)	07/25/36		878	728,917
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A1A	CCC(d)	2.791%	(c)	10/25/35		572	491,801

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	NR	2.430%	(c)	02/25/36	3,374	$3,354,492
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	Caa1	2.920%	(c)	11/20/34	275	259,031
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	Caa2	0.494%	(c)	04/25/35	6,117	4,964,229
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J2, Class 3A10	Caa2	48.354%	(c)	08/25/35	259	528,797
Fannie Mae, Series 409, Class C1, IO	Aaa	3.000%		11/25/26	6,875	638,096
Fannie Mae, Series 409, Class C2, IO	Aaa	3.000%		04/25/27	6,603	648,998
Fannie Mae, Series 409, Class C13, IO	Aaa	3.500%		11/25/41	4,503	447,659
Fannie Mae, Series 409, Class C22, IO	Aaa	4.500%		11/25/39	7,461	841,515
Fannie Mae REMICS, Series 2012-133, Class CS, IO	Aaa	5.946%	(c)	12/25/42	1,379	373,115
Fannie Mae REMICS, Series 2012-133, Class GS, IO	Aaa	5.946%	(c)	12/25/42	1,878	480,802
Fannie Mae REMICS, Series 2012-148, Class LS, IO	Aaa	5.996%	(c)	01/25/43	10,052	2,353,071
Fannie Mae REMICS, Series 2012-89, Class AS, IO	Aaa	5.846%	(c)	05/25/39	195	43,058
Fannie Mae REMICS, Series 2013-9, Class BC	Aaa	6.500%		07/25/42	6,300	7,248,459
Fannie Mae REMICS, Series 2013-9, Class CB	Aaa	5.500%		04/25/42	11,600	13,134,332
Fannie Mae REMICS, Series 2013-9, Class SA, IO	Aaa	5.946%	(c)	03/25/42	19,400	3,310,364
Fannie Mae REMICS, Series 2004-38, Class FK	Aaa	0.554%	(c)	05/25/34	1,870	1,871,693
Fannie Mae REMICS, Series 2006-83, Class SG, IO	Aaa	6.296%	(c)	09/25/36	3,051	468,403
Fannie Mae REMICS, Series 2006-104, Class IC, IO	Aaa	6.396%	(c)	11/25/36	2,912	657,092
Fannie Mae REMICS, Series 2010-27, Class AS, IO	Aaa	6.276%	(c)	04/25/40	5,761	1,009,614
Fannie Mae REMICS, Series 2010-100, Class CS, IO	Aaa	6.446%	(c)	09/25/40	5,345	873,045
Fannie Mae REMICS, Series 2010-110, Class AE	Aaa	9.750%		11/25/18	4,693	5,362,049
Fannie Mae REMICS, Series 2010-118, Class YB, IO	Aaa	6.296%	(c)	10/25/40	4,882	633,455
Fannie Mae REMICS, Series 2010-123, Class PM	Aaa	4.000%		07/25/40	7,300	8,089,115
Fannie Mae REMICS, Series 2010-136, Class SA, IO	Aaa	5.796%	(c)	12/25/40	4,363	768,129
Fannie Mae REMICS, Series 2010-142, Class SM, IO	Aaa	6.326%	(c)	12/25/40	1,809	263,606
Fannie Mae REMICS, Series 2010-150, Class SK, IO	Aaa	6.326%	(c)	01/25/41	5,012	697,257
Fannie Mae REMICS, Series 2010-150, Class SN, IO	Aaa	6.326%	(c)	01/25/41	5,645	785,416
Fannie Mae REMICS, Series 2011-14, Class GD	Aaa	4.000%		04/25/40	58,533	62,900,662
Fannie Mae REMICS, Series 2011-15, Class AB	Aaa	9.750%		08/25/19	1,594	1,823,175
Fannie Mae REMICS, Series 2011-53, Class ST, IO	Aaa	5.716%	(c)	06/25/41	5,144	756,776
Fannie Mae REMICS, Series 2011-63, Class SW, IO	Aaa	6.476%	(c)	07/25/41	983	147,792
Fannie Mae REMICS, Series 2011-87, Class SJ, IO	Aaa	5.746%	(c)	09/25/41	10,418	1,510,286
Fannie Mae REMICS, Series 2011-99, Class KS, IO	Aaa	6.496%	(c)	10/25/26	5,042	962,522

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2011-117, Class LS, IO	Aaa	6.396	%(c)	10/25/40	2,666	$640,724
Fannie Mae REMICS, Series 2012-9, Class MS, IO	Aaa	6.496	%(c)	02/25/27	3,917	724,476
Fannie Mae REMICS, Series 2012-17, Class SA, IO	Aaa	6.496	%(c)	07/25/26	4,445	713,554
Fannie Mae REMICS, Series 2012-17, Class WS, IO	Aaa	6.346	%(c)	07/25/39	892	196,963
Fannie Mae REMICS, Series 2012-28, Class B	Aaa	6.500%		06/25/39	1,560	1,747,311
Fannie Mae REMICS, Series 2012-35, Class SQ, IO	Aaa	6.396	%(c)	04/25/42	4,182	758,382
Fannie Mae REMICS, Series 2012-46, Class BA	Aaa	6.000%		05/25/42	6,852	7,537,034
Fannie Mae REMICS, Series 2012-51, Class B	Aaa	7.000%		05/25/42	2,558	2,909,772
Fannie Mae REMICS, Series 2012-63, Class AS, IO	Aaa	6.296	%(c)	06/25/42	3,246	570,721
Fannie Mae REMICS, Series 2012-63, Class DS, IO	Aaa	6.346	%(c)	03/25/39	4,227	979,778
Fannie Mae REMICS, Series 2012-66, Class SA, IO	Aaa	5.796	%(c)	06/25/42	6,182	1,113,810
Fannie Mae REMICS, Series 2012-70, Class YS, IO	Aaa	6.446	%(c)	02/25/41	566	134,304
Fannie Mae REMICS, Series 2012-74, Class AI, IO	Aaa	3.000%		07/25/27	4,024	452,860
Fannie Mae REMICS, Series 2012-74, Class OA, PO	Aaa	0.774	%(s)	03/25/42	400	383,306
Fannie Mae REMICS, Series 2012-74, Class SA, IO	Aaa	6.446	%(c)	03/25/42	4,600	874,626
Fannie Mae REMICS, Series 2012-75, Class AO, PO	Aaa	0.780	%(s)	03/25/42	600	574,854
Fannie Mae REMICS, Series 2012-75, Class NS, IO	Aaa	6.396	%(c)	07/25/42	180	41,857
Fannie Mae REMICS, Series 2012-83, Class YS, IO	Aaa	5.196	%(c)	08/25/42	2,308	454,012
Fannie Mae REMICS, Series 2012-84, Class KS, IO	Aaa	5.796	%(c)	08/25/42	8,094	1,061,670
Fannie Mae REMICS, Series 2012-93, Class IB, IO	Aaa	3.000%		09/25/27	9,449	1,213,734
Fannie Mae REMICS, Series 2012-124, Class SE, IO	Aaa	5.946	%(c)	11/25/42	3,036	810,184
Fannie Mae REMICS, Series 2012-134, Class MS, IO	Aaa	5.946	%(c)	12/25/42	1,877	555,535
Fannie Mae REMICS, Series 2012-139, Class DI, IO	Aaa	3.000%		12/25/27	4,444	582,965
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 4A1	B+(d)	4.752	%(c)	02/25/35	195	194,809
Freddie Mac Reference REMIC, Series R007, Class ZA	Aaa	6.000%		05/15/36	8,430	9,450,299
Freddie Mac REMICS, Series 3947, Class SG, IO	Aaa	5.747	%(c)	10/15/41	12,901	3,116,357
Freddie Mac REMICS, Series 4116, Class AS, IO	Aaa	5.947	%(c)	10/15/42	1,954	498,697
Freddie Mac REMICS, Series 2808, Class FT	Aaa	0.553	%(c)	04/15/33	870	870,666
Freddie Mac REMICS, Series 2957, Class ZA	Aaa	5.000%		03/15/35	6,977	7,878,963
Freddie Mac REMICS, Series 3242, Class SC, IO	Aaa	6.087	%(c)	11/15/36	1,592	252,449
Freddie Mac REMICS, Series 3256, Class S, IO	Aaa	6.487	%(c)	12/15/36	1,787	321,046
Freddie Mac REMICS, Series 3368, Class AI, IO	Aaa	5.827	%(c)	09/15/37	2,713	433,079
Freddie Mac REMICS, Series 3621, Class SB, IO	Aaa	6.027	%(c)	01/15/40	878	128,855

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS, Series 3631, Class SJ, IO	Aaa	6.037	%(c)	02/15/40	2,596	$400,654
Freddie Mac REMICS, Series 3639, Class EY	Aaa	5.000%		02/15/30	3,100	3,525,534
Freddie Mac REMICS, Series 3768, Class MB	Aaa	4.000%		12/15/39	10,732	11,656,067
Freddie Mac REMICS, Series 3806, Class CZ	Aaa	5.500%		07/15/34	9,795	11,517,341
Freddie Mac REMICS, Series 3997, Class SK, IO	Aaa	6.397	%(c)	11/15/41	1,830	427,246
Freddie Mac REMICS, Series 4054, Class SA, IO	Aaa	5.847	%(c)	08/15/39	3,728	561,025
Freddie Mac REMICS, Series 4057, Class BS, IO	Aaa	5.847	%(c)	09/15/39	1,333	292,532
Freddie Mac REMICS, Series 4057, Class SA, IO	Aaa	5.847	%(c)	04/15/39	6,451	1,455,462
Freddie Mac REMICS, Series 4063, Class S, IO	Aaa	5.747	%(c)	06/15/42	857	217,689
Freddie Mac REMICS, Series 4068, Class DS, IO	Aaa	5.797	%(c)	06/15/42	3,604	941,289
Freddie Mac REMICS, Series 4068, Class TS, IO	Aaa	5.797	%(c)	06/15/42	3,188	638,941
Freddie Mac REMICS, Series 4073, Class SB, IO	Aaa	5.797	%(c)	07/15/42	5,428	1,300,619
Freddie Mac REMICS, Series 4092, Class AI, IO	Aaa	3.000%		09/15/31	1,115	122,995
Freddie Mac REMICS, Series 4102, Class MS, IO	Aaa	6.397	%(c)	09/15/42	4,377	1,288,615
Freddie Mac REMICS, Series 4114, Class SC, IO	Aaa	5.897	%(c)	10/15/42	2,758	708,738
Freddie Mac REMICS, Series 4119, Class IN, IO	Aaa	3.500%		10/15/32	1,772	314,946
Freddie Mac REMICS, Series 4136, Class SG, IO	Aaa	5.947	%(c)	11/15/42	3,161	929,768
Government National Mortgage Assoc., Series 2009-106, Class SC, IO	Aaa	6.147	%(c)	11/20/39	2,036	304,012
Government National Mortgage Assoc., Series 2009-106, Class SU, IO	Aaa	5.997	%(c)	05/20/37	6,151	881,333
Government National Mortgage Assoc., Series 2010-3, Class MS, IO	Aaa	6.347	%(c)	11/20/38	2,091	270,636
Government National Mortgage Assoc., Series 2010-14, Class SH, IO	Aaa	5.797	%(c)	02/16/40	1,714	322,728
Government National Mortgage Assoc., Series 2010-20, Class SC, IO	Aaa	5.947	%(c)	02/20/40	6,425	1,181,441
Government National Mortgage Assoc., Series 2010-20, Class SE, IO	Aaa	6.047	%(c)	02/20/40	8,237	1,538,866
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	Aaa	6.297	%(c)	03/20/39	1,818	266,876
Government National Mortgage Assoc., Series 2010-35, Class DS, IO	Aaa	5.477	%(c)	03/20/40	14,416	2,169,604
Government National Mortgage Assoc., Series 2010-42, Class BS, IO	Aaa	6.277	%(c)	04/20/40	771	143,170
Government National Mortgage Assoc., Series 2010-47, Class XN, IO	Aaa	6.347	%(c)	04/16/34	1,122	55,649
Government National Mortgage Assoc., Series 2010-50, Class QS, IO	Aaa	6.347	%(c)	12/20/38	2,892	383,338
Government National Mortgage Assoc., Series 2010-57, Class QS, IO	Aaa	6.297	%(c)	05/20/40	1,328	249,275
Government National Mortgage Assoc., Series 2010-60, Class S, IO	Aaa	6.297	%(c)	05/20/40	3,894	763,230
Government National Mortgage Assoc., Series 2010-76, Class SH, IO	Aaa	6.297	%(c)	05/20/40	457	88,793
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	Aaa	6.447	%(c)	01/20/40	1,435	227,509
Government National Mortgage Assoc., Series 2010-93, Class PS, IO	Aaa	6.497	%(c)	06/20/35	1,136	97,178

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2010-101, Class NI, IO	Aaa	5.000%		11/20/36	4,499	$337,446
Government National Mortgage Assoc., Series 2010-113, Class BS, IO	Aaa	5.797	%(c)	09/20/40	3,794	625,874
Government National Mortgage Assoc., Series 2010-121, Class SE, IO	Aaa	5.797	%(c)	09/20/40	3,344	578,999
Government National Mortgage Assoc., Series 2010-157, Class SP, IO	Aaa	4.047	%(c)	12/20/40	2,388	315,270
Government National Mortgage Assoc., Series 2010-167, Class US, IO	Aaa	6.427	%(c)	11/20/38	1,446	170,205
Government National Mortgage Assoc., Series 2010-H02, Class FA	Aaa	0.883	%(c)	02/20/60	7,940	8,024,008
Government National Mortgage Assoc., Series 2010-H10, Class FC	Aaa	1.203	%(c)	05/20/60	8,251	8,456,037
Government National Mortgage Assoc., Series 2010-H11, Class FA	Aaa	1.203	%(c)	06/20/60	9,136	9,394,357
Government National Mortgage Assoc., Series 2010-H20, Class AF	Aaa	0.532	%(c)	10/20/60	16,555	16,497,694
Government National Mortgage Assoc., Series 2010-H24, Class FA	Aaa	0.552	%(c)	10/20/60	14,937	14,906,225
Government National Mortgage Assoc., Series 2010-H26, Class LF	Aaa	0.552	%(c)	08/20/58	904	902,655
Government National Mortgage Assoc., Series 2011-11, Class SA, IO	Aaa	5.797	%(c)	01/20/41	2,328	367,883
Government National Mortgage Assoc., Series 2011-32, Class S, IO	Aaa	5.797	%(c)	03/16/41	737	87,756
Government National Mortgage Assoc., Series 2011-32, Class SD, IO	Aaa	5.797	%(c)	03/20/41	1,320	210,406
Government National Mortgage Assoc., Series 2011-40, Class SA, IO	Aaa	5.927	%(c)	02/16/36	5,210	524,029
Government National Mortgage Assoc., Series 2011-70, Class BS, IO	Aaa	6.497	%(c)	12/16/36	3,165	418,526
Government National Mortgage Assoc., Series 2011-135, Class D	Aaa	5.000%		04/16/40	1,200	1,369,300
Government National Mortgage Assoc., Series 2011-146, Class YS, IO	Aaa	6.447	%(c)	11/16/41	668	164,286
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	Aaa	3.500%		02/20/38	4,479	677,689
Government National Mortgage Assoc., Series 2012-74, Class LS, IO	Aaa	5.897	%(c)	06/20/42	3,421	776,376
Government National Mortgage Assoc., Series 2012-98, Class SA, IO	Aaa	5.897	%(c)	08/16/42	3,577	861,824
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	Caa3	0.404	%(c)	10/25/45	310	217,277
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	C2	0.454	%(c)	04/25/36	2,648	2,131,101
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	Ca2	0.434	%(c)	04/25/36	346	202,431
GSMPS Mortgage Loan Trust, Series 2004-4, Class 1AF, 144A	Baa3	0.604	%(c)	06/25/34	3,713	3,238,420
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	B1	0.554	%(c)	03/25/35	1,856	1,550,742
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	CC(d)	5.500%		11/25/35	1,059	1,031,368
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5	CC(d)	2.759	%(c)	07/25/35	800	718,068
Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1A	Ba2	3.068	%(c)	01/19/35	522	475,062

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A	Caa3	0.553	%(c)	01/19/35	137	$93,216
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A3	Caa3	0.583	%(c)	01/19/35	430	272,758
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	Aa2	0.654	%(c)	07/25/34	999	987,605
Homestar Mortgage Acceptance Corp., Series 2004-6, Class A3A	Aaa	0.754	%(c)	01/25/35	3,481	3,412,166
Impac Sec’d. Assets Trust, Series 2007-2, Class 2A	Baa2	0.454	%(c)	04/25/37	5,483	5,026,451
Impac Secured Assets Common Owner Trust, Series 2006-2, Class 2A1	Aaa	0.554	%(c)	08/25/36	356	345,021
Indymac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	Caa2	0.404	%(c)	10/25/36	1,802	1,450,388
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	B-(d)	3.100	%(c)	08/25/35	1,400	1,315,534
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	CCC(d)	6.500%		01/25/36	3,856	3,709,195
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	A1	2.671	%(c)	04/21/34	2,355	2,443,564
MASTR Alternative Loans Trust, Series 2004-10, Class 5A1	B-(d)	0.654	%(c)	09/25/34	1,294	1,171,231
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A	Caa2	2.598	%(c)	02/25/36	205	194,022
MLCC Mortgage Investors, Inc., Series 2006-1, Class 2A1	B2	2.309	%(c)	02/25/36	665	644,084
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	Ba1	2.976	%(c)	07/25/34	1,414	1,392,618
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	Ba2	2.845	%(c)	11/25/34	3,400	3,350,376
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	Caa2	0.904	%(c)	12/25/35	3,732	2,854,262
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	Ca2	2.812	%(c)	03/25/36	4,010	3,035,500
NAAC Reperforming Loan REMIC Trust, Series 2004-R3, Class A1, 144A	Baa3	6.500%		02/25/35	3,385	3,549,759
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006 -AF1, Class 2A	Ca2	2.964	%(c)	06/25/36	1,633	1,058,009
RBSGC Mortgage Pass-Through Certificates, Series 2005-A, Class 5A	Caa2	7.000%		04/25/35	4,395	3,511,593
RBSGC Mortgage Pass-Through Certificates, Series 2007-B, Class 1A4	Caa3	0.654	%(c)	01/25/37	1,986	1,175,823
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	AAA(d)	3.428	%(c)	12/26/35	1,619	1,631,978
Reperforming Loan REMIC Trust, Series 2005-R3, Class AF, 144A	B1	0.604	%(c)	09/25/35	441	370,972
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	Caa3	0.564	%(c)	01/25/37	542	337,542
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A7	Caa2	8.000%		05/25/32	201	198,776
Residential Asset Securitization Trust, Series 2007-A7, Class A3	CC(d)	6.000%		07/25/37	3,265	2,669,760
SACO I, Inc., Series 2007-VA1, Class A, 144A	CCC(d)	9.093	%(c)	06/25/21	2,167	2,302,532
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	Ba1	0.572	%(c)	07/25/34	434	404,354
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	Ba3	0.504	%(c)	09/25/34	705	612,653

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1	Caa2	2.598	%(c)	06/25/35	140	$127,722
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1	Caa2	5.390	%(c)	10/25/35	3,898	3,555,520
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1	D(d)	5.198	%(c)	05/25/36	483	407,140
Structured Asset Securities Corp., Series 2005-16, Class 1A2	Caa1	5.500%		09/25/35	946	963,788
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	B3	0.554	%(c)	03/25/35	4,196	3,401,635
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	B2	6.104	%(c)	09/25/37	2,348	2,401,460
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	CC(d)	2.947	%(c)	08/20/35	175	152,808
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6	Ba2	2.478	%(c)	02/25/33	1,496	1,496,397
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	A1	2.429	%(c)	09/25/33	541	551,858
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR11, Class A6	A2	2.467	%(c)	10/25/33	5,772	5,885,324
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A	Ba1	0.524	%(c)	08/25/45	6,626	6,200,943
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1C3	Ca2	0.694	%(c)	10/25/45	6,855	5,289,214
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	D(d)	2.638	%(c)	02/25/37	1,052	896,244
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	CCC(d)	2.697	%(c)	03/25/37	921	843,699
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	CCC(d)	2.492	%(c)	09/25/36	681	581,818
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A	Caa3	0.987	%(c)	07/25/47	22,574	19,199,740
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A1	CCC(d)	5.582	%(c)	04/25/36	260	254,966

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $396,221,359)						414,405,789

U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.1%
Federal Home Loan Mortgage Corp.		2.480	%(c)	07/01/36	1,806	1,920,515
Federal Home Loan Mortgage Corp.		3.500%		10/01/42-04/01/43	9,464	10,066,525
Federal Home Loan Mortgage Corp.		4.000%		10/01/25-10/01/42	31,391	33,592,634
Federal Home Loan Mortgage Corp.		5.000%		03/01/38	2,680	2,882,182
Federal Home Loan Mortgage Corp.		5.500%		12/01/38	7,288	7,905,946
Federal Home Loan Mortgage Corp.		6.000%		10/01/36-12/01/39	28,863	31,601,132
Federal Home Loan Mortgage Corp.		6.500%		09/01/39	1,419	1,616,470
Federal Home Loan Mortgage Corp.		7.000%		04/01/43	1,700	2,007,063
Federal National Mortgage Assoc.		1.858	%(s)	10/09/19	25,050	22,199,661
Federal National Mortgage Assoc.		2.090	%(c)	01/01/37	158	167,041
Federal National Mortgage Assoc.		2.187	%(c)	05/01/37	173	184,366
Federal National Mortgage Assoc.		2.500%		01/01/28-10/01/42	7,861	8,042,451
Federal National Mortgage Assoc.		2.500%		TBA	48,500	50,311,174
Federal National Mortgage Assoc.		2.676	%(c)	08/01/37	174	186,516
Federal National Mortgage Assoc.		3.000%		09/01/42-02/01/43	28,962	29,888,095
Federal National Mortgage Assoc.		3.000%		TBA	25,100	25,817,702
Federal National Mortgage Assoc.		3.500%		12/01/42	4,274	4,540,179
Federal National Mortgage Assoc.		3.500%		TBA	74,000	78,139,375

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.000%		11/01/41-10/01/42	34,996	$37,499,486
Federal National Mortgage Assoc.	4.000%		TBA	24,300	25,906,079
Federal National Mortgage Assoc.	4.500%		04/01/31-10/01/41	32,211	35,012,345
Federal National Mortgage Assoc.	5.000%		07/01/33-05/01/42	22,805	25,163,848
Federal National Mortgage Assoc.	5.500%		11/01/28-05/01/40	11,395	12,464,330
Federal National Mortgage Assoc.	6.000%		04/01/33-10/01/40	14,988	16,428,255
Federal National Mortgage Assoc.	6.625%		11/15/30	13,100	19,504,642
Federal National Mortgage Assoc.	7.000%		04/01/37-02/01/39	12,523	14,611,283
Financing Corp. FICO, Series 1P, PO	1.041	%(s)	05/11/18	1,670	1,583,552
Financing Corp. FICO, Series 6P, PO	1.195	%(s)	08/03/18	710	666,166
Financing Corp. FICO, Series 7P, PO	1.195	%(s)	08/03/18	1,290	1,210,358
Financing Corp. FICO, Series 8P, PO	1.195	%(s)	08/03/18	680	638,018
Financing Corp. FICO, Series 11P, PO	1.068	%(s)	02/08/18	440	417,797
Financing Corp. FICO, Series 12P, PO	1.478	%(s)	12/06/18	3,500	3,218,751
Financing Corp. FICO, Series 13P, PO	1.323	%(s)	12/27/18	7,929	7,350,064
Financing Corp. FICO, Series 15P, PO	1.408	%(s)	03/07/19	2,900	2,668,020
Financing Corp. FICO, Series 19P, PO	1.458	%(s)	06/06/19	210	191,944
Financing Corp. FICO, Series B-P, PO	1.004	%(s)	04/06/18	1,340	1,274,301
Financing Corp. FICO, Series D-P, PO	1.195	%(s)	08/03/18	1,590	1,491,837
Financing Corp. FICO, Series D-P, PO	1.592	%(s)	09/26/19	5,580	5,034,019
Financing Corp. FICO, Series E-P, PO	1.238	%(s)	11/02/18	5,800	5,413,088
Government National Mortgage Assoc.	1.939	%(c)	11/20/60	6,374	6,722,883
Government National Mortgage Assoc.	1.945	%(c)	07/20/60	5,058	5,335,481
Government National Mortgage Assoc.	1.964	%(c)	09/20/60	6,249	6,622,400
Government National Mortgage Assoc.	2.610	%(c)	04/20/60	8,850	9,556,981
Government National Mortgage Assoc.	3.000%		TBA	8,700	9,094,219
Government National Mortgage Assoc.	3.500%		TBA	14,600	15,610,594
Government National Mortgage Assoc.	4.000%		TBA	9,700	10,571,863
Government National Mortgage Assoc.	4.500%		01/20/40-07/20/41	46,329	51,231,903
Government National Mortgage Assoc.	5.000%		04/15/40-11/20/40	25,379	27,706,706
Government National Mortgage Assoc.	5.500%		06/15/36	2,282	2,529,388
Government National Mortgage Assoc.	6.000%		09/20/38-02/20/42	19,239	21,661,637
Government National Mortgage Assoc.	6.500%		10/20/37	2,409	2,746,510
Tennessee Valley Authority	5.250%		09/15/39	7,190	9,173,922

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $694,058,506)					707,381,697

U.S. TREASURY OBLIGATIONS — 23.9%
U.S. Treasury Bonds(a)	2.750%		08/15/42-11/15/42	159,431	147,905,641
U.S. Treasury Bonds	3.125%		02/15/42-02/15/43	18,760	18,814,894
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.125%		02/15/40	3,910	5,866,032
U.S. Treasury Notes	0.375%		11/15/15	2,590	2,594,046
U.S. Treasury Notes	0.500%		05/31/13	190	190,141
U.S. Treasury Notes	0.750%		06/30/17-10/31/17	97,420	97,714,300
U.S. Treasury Notes(a)	0.875%		01/31/18	95,020	95,636,110
U.S. Treasury Notes	1.125%		03/31/20	39,450	39,125,830
U.S. Treasury Notes(a)	1.250%		02/29/20	112,670	112,845,991
U.S. Treasury Notes	1.375%		01/31/20	170,200	172,141,301
U.S. Treasury Notes(a)	1.625%		08/15/22-11/15/22	33,810	33,301,172
U.S. Treasury Notes(a)	2.000%		02/15/23	5,940	6,015,177

TOTAL U.S. TREASURY OBLIGATIONS (cost $735,045,107)					732,150,635

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

			Shares	Value
PREFERRED STOCK — 0.1%

Diversified Financial Services
Citigroup Capital XIII, 7.875% (cost $1,192,693)			45,250	$1,293,697

			Units
WARRANTS*
Oil, Gas & Consumable Fuels
SemGroup Corp., Class A Stock, expiring 11/30/14(g) (cost $0)			2,070	55,323

TOTAL LONG-TERM INVESTMENTS (cost $2,991,509,423)				3,087,856,536

			Shares
SHORT-TERM INVESTMENTS — 13.6%

AFFILIATED MONEY MARKET MUTUAL FUND — 13.6%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $416,754,962; includes $234,455,295 of cash collateral for securities on loan)(b)(w)			416,754,962	416,754,962

			Notional Amount (000)#
OPTIONS PURCHASED*

Call Options
2 Year Euribor Mid-Curve, expiring 06/17/13, Strike Price $99.25		EUR	2,020	543,763

Put Options
3 Year Eurodollar Mid-Curve, expiring 06/14/13, Strike Price $98.38			1,105	33,150

TOTAL OPTIONS PURCHASED (cost $474,167)				576,913

TOTAL SHORT-TERM INVESTMENTS (cost $417,229,129)				417,331,875

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 114.6% (cost $3,408,738,552)				3,505,188,411

	Counterparty
OPTIONS WRITTEN*

Call Options
2 Year Euribor Mid-Curve, expiring 06/17/13, Strike Price $99.50		EUR	2,020	(155,361)
Currency Option USD vs JPY, expiring 05/09/13, @ FX Rate 95.00	Citigroup Global Markets		297	(360,889)

				(516,250)

Put Options
3 Year Eurodollar Mid-Curve, expiring 06/14/13, Strike Price $98.13			1,105	(11,050)

TOTAL OPTIONS WRITTEN (premiums received $661,056)				(527,300)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Value
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 114.6% (cost $3,408,077,496)	$3,504,661,111
Liabilities in excess of other assets(x) — (14.6)%	(446,584,712)

NET ASSETS — 100.0%	$3,058,076,399

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDX	Credit Derivative Index
FHLMC	Federal Home Loan Mortgage Corporation
FICO	Financing Corporation
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
SLM	Student Loan Mortgage
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MYR	Malaysian Ringgit
MXN	Mexican Peso
PHP	Philippine Peso
USD	United States Dollar
*	Non-income producing security.
†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $229,149,619; cash collateral of $234,455,295 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2013.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at March 31, 2013.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at March 31, 2013:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)
Long Positions:
590	90 Day Euro Dollar	Sep. 2013	$147,003,075	$146,954,250	$(48,825)
219	5 Year U.S. Treasury Notes	Jun. 2013	27,073,875	27,167,977	94,102

					45,277

Short Positions:
590	90 Day Euro Dollar	Sep. 2014	146,740,800	146,777,250	(36,450)
281	2 Year U.S. Treasury Notes	Jun. 2013	61,942,031	61,947,328	(5,297)
244	10 Year Euro-Bund	Jun. 2013	44,738,963	45,505,256	(766,293)
2,685	10 Year U.S. Treasury Notes	Jun. 2013	351,910,828	354,378,047	(2,467,219)
582	30 Year U.S. Treasury Bonds	Jun. 2013	83,281,125	84,080,813	(799,688)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Financial futures contracts open at March 31, 2013 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at March 31, 2013	Unrealized Appreciation (Depreciation) (1)
Short Positions (cont’d.)
49	30 Year U.S. Ultra Treasury Bonds	Jun. 2013	$7,695,883	$7,722,094	$(26,211)

					(4,101,158)

					$(4,055,881)

(1)	Cash of $6,293,013 has been segregated to cover requirement for open futures contracts as of March 31, 2013.

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Euro,
Expiring 05/16/13	Pershing LLC	EUR	16,059	$21,136,938	$20,592,163	$(544,775)
Philippine Peso,
Expiring 05/08/13	Citigroup Global Markets	PHP	605,200	14,924,416	14,839,941	(84,475)

				$36,061,354	$35,432,104	$(629,250)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
British Pound,
Expiring 05/16/13	Citigroup Global Markets	GBP	18,186	$28,425,082	$27,625,430	$799,652
Euro,
Expiring 05/16/13	Citigroup Global Markets	EUR	47,925	64,894,747	61,452,794	3,441,953
Expiring 05/16/13	Morgan Stanley	EUR	23,746	32,131,472	30,449,062	1,682,410
Japanese Yen,
Expiring 05/16/13	Charles Schwab	JPY	1,205,786	12,951,510	12,813,474	138,036
Expiring 05/16/13	Citigroup Global Markets	JPY	2,364,969	25,260,825	25,131,723	129,102

				$163,663,636	$157,472,483	$6,191,153

Credit default swap agreements outstanding at March 31, 2013:

Reference Entity/Obligation	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
Over-the-counter credit default swaps - Buy Protection(1):
Dow Jones CDX HY19 Index	12/20/17	13,300	5.000%	$ (566,961)	$(24,174)	$(542,787)	BNP Paribas Bank

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Total return swap agreements outstanding at March 31, 2013:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
Barclays Bank PLC	01/12/41	1,110	Receive fixed rate payments on IOS.FN30.400.10 Index and pay variable payments on the one month LIBOR.	$(7,633)	$—	$(7,633)
Barclays Bank PLC	01/12/41	8,692	Receive fixed rate payments on IOS.FN30.450.10 Index and pay variable payments on the one month LIBOR.	(41,148)	—	(41,148)
Barclays Bank PLC	01/12/41	10,048	Receive fixed rate payments on IOS.FN30.500.10 Index and pay variable payments on the one month LIBOR.	(45,351)	—	(45,351)

				$(94,132)	$—	$(94,132)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

Level  2  –  other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves,

             prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 – significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Preferred Stock	$1,293,697	$—	$—
Warrants	55,323	—	—
Asset-Backed Securities	—	96,035,126	—
Bank Loans	—	55,668,325	—
Commercial Mortgage-Backed Securities	—	49,690,466	2,800,838
Corporate Bonds	—	920,814,977	9,129,008
Foreign Government Bonds	—	93,393,392	—
Municipal Bond	—	5,037,263	—
Residential Mortgage-Backed Securities	—	414,405,789	—
U.S. Government Agency Obligations	—	675,640,541	31,741,156
U.S. Treasury Obligations	—	693,024,805	39,125,830
Affiliated Money Market Mutual Fund	416,754,962	—	—
Options Purchased	—	576,913	—
Options Written	—	(527,300)	—
Other Financial Instruments*
Futures	(4,055,881)	—	—
Foreign Forward Currency Exchange Contracts	—	5,561,903	—
Credit Default Swaps	—	(542,787)	—
Total Return Swaps	—	(94,132)	—

Total	$414,048,101	$3,008,685,281	$82,796,832

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Commercial Mortgage-Backed Securities	Corporate Bonds
Balance as of 12/31/12	$—	$—
Accrued discounts/premiums	—	(240,728)
Realized gain (loss)	—	(13,479)
Change in unrealized appreciation (depreciation)**	12,856	103,747
Purchases	2,787,982	—
Sales	—	—
Transfers into Level 3	—	9,279,468
Transfers out of Level 3	—	—

Balance as of 03/31/13	$2,800,838	$9,129,008

	U.S. Government Agency Obligations	U.S. Treasury Obligations
Balance as of 12/31/12	$31,331,520	$—
Accrued discounts/premiums	(281,279)	—
Realized gain (loss)	(19,053)	—
Change in unrealized appreciation (depreciation)**	7,593	—
Purchases	3,483,625	39,125,830
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(2,781,250)	—

Balance as of 03/31/13	$31,741,156	$39,125,830

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $124,196 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one U.S. Government Agency Obligation transferred out of Level 3 as a result of being priced by a vendor and four Corporate Bonds transferred into level 3 as a result of being priced using a single broker quote.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of March 31, 2013 categorized by risk exposure:

Derivative Fair Value at 3/31/13

Credit contracts	$(542,787)
Equity contracts	55,323
Foreign exchange contracts	5,201,014
Interest rate contracts	(3,739,511)

Total	$974,039

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.0%

CORPORATE OBLIGATIONS — 2.5%

Building Materials — 0.5%
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B(d)	9.375%	10/12/22	1,370	$1,592,625

Metals & Mining — 1.5%
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	5.250%	11/08/42	1,778	1,683,538
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	6.750%	04/16/40	2,373	2,675,232

					4,358,770

Oil, Gas & Consumable Fuels — 0.5%
Reliance Holdings USA, Inc., Gtd. Notes	Baa2	5.400%	02/14/22	1,356	1,511,540

TOTAL CORPORATE OBLIGATIONS (cost $7,364,234)					7,462,935

FOREIGN BONDS — 44.7%

Bermuda — 0.4%
GeoPark Latin America Ltd. Agencia en Chile, Sr. Sec’d. Notes, 144A	B(d)	7.500%	02/11/20	730	759,200
Qtel International Finance Ltd., Gtd. Notes, 144A	A2	4.750%	02/16/21	464	517,360

					1,276,560

Brazil — 1.8%
Centrais Eletricas Brasileiras SA, Sr. Unsec’d. Notes	Baa3	5.750%	10/27/21	1,452	1,548,195
Hypermarcas SA, Sr. Unsec’d. Notes	Ba3	6.500%	04/20/21	171	184,894
Hypermarcas SA, Sr. Unsec’d. Notes, 144A	Ba3	6.500%	04/20/21	487	526,569
Oi SA, Sr. Unsec’d. Notes	Baa3	5.750%	02/10/22	364	380,380
Oi SA, Sr. Unsec’d. Notes, 144A	Baa3	5.750%	02/10/22	987	1,031,415
Samarco Mineracao SA, Sr. Unsec’d. Notes, 144A	BBB(d)	4.125%	11/01/22	1,128	1,097,544
Vale SA, Sr. Unsec’d. Notes	Baa2	5.625%	09/11/42	637	630,194

					5,399,191

British Virgin Islands — 0.3%
Sinochem Overseas Capital Co. Ltd., Gtd. Notes, 144A	Baa1	4.500%	11/12/20	955	1,031,590

Canada — 1.0%
Pacific Rubiales Energy Corp., Gtd. Notes	Ba2	7.250%	12/12/21	1,024	1,174,556
Pacific Rubiales Energy Corp., Sr. Unsec’d. Notes	Ba2	5.125%	03/28/23	1,800	1,816,200

					2,990,756

Cayman Islands — 6.7%
Braskem Finance Ltd., Gtd. Notes	Baa3	7.000%	05/07/20	1,224	1,380,672
Braskem Finance Ltd., Gtd. Notes, 144A	Baa3	5.750%	04/15/21	200	209,700
Odebrecht Finance Ltd., Gtd. Notes	Baa3	5.125%	06/26/22	656	693,326
Odebrecht Finance Ltd., Gtd. Notes	Baa3	6.000%	04/05/23	562	629,440
Odebrecht Finance Ltd., Gtd. Notes, 144A	Baa3	5.125%	06/26/22	2,287	2,404,781
Odebrecht Finance Ltd., Gtd. Notes, 144A	Baa3	6.000%	04/05/23	544	609,280
Petrobras International Finance Co., Gtd. Notes	A3	5.375%	01/27/21	2,176	2,347,889
Petrobras International Finance Co., Gtd. Notes	A3	6.750%	01/27/41	3,149	3,559,293
Vale Overseas Ltd., Gtd. Notes	Baa2	4.375%	01/11/22	4,300	4,411,998
Vale Overseas Ltd., Gtd. Notes	Baa2	6.875%	11/21/36	3,326	3,777,857

					20,024,236

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Chile — 2.7%
AES Gener SA, Sr. Unsec’d. Notes	Baa3	5.250%	08/15/21		182	$205,258
AES Gener SA, Sr. Unsec’d. Notes, 144A	Baa3	5.250%	08/15/21		464	518,545
Banco del Estado de Chile, Sr. Unsec’d. Notes, 144A	Aa3	3.875%	02/08/22		555	585,820
Celulosa Arauco y Constitucion SA, Sr. Unsec’d. Notes	Baa3	4.750%	01/11/22		664	690,576
Colbun SA, Sr. Unsec’d. Notes	BBB-(d)	6.000%	01/21/20		974	1,094,520
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes	A1	3.000%	07/17/22		941	929,426
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	A1	3.000%	07/17/22		2,921	2,853,814
Inversiones CMPC SA, Gtd. Notes	Baa3	4.500%	04/25/22		146	148,950
Inversiones CMPC SA, Gtd. Notes, 144A	Baa3	4.500%	04/25/22		896	913,420

						7,940,329

Colombia — 0.8%
Ecopetrol SA, Sr. Unsec’d. Notes	Baa2	7.625%	07/23/19		181	226,703
Empresas Publicas de Medellin ESP, Sr. Unsec’d. Notes	Baa3	7.625%	07/29/19		500	611,500
Transportadora de Gas Internacional SA ESP, Sr. Unsec’d. Notes	Baa3	5.700%	03/20/22		262	285,580
Transportadora de Gas Internacional SA ESP, Sr. Unsec’d. Notes, 144A	Baa3	5.700%	03/20/22		1,176	1,281,840

						2,405,623

Germany — 0.2%
Rearden G Holdings EINS GmbH, Gtd. Notes	B1	7.875%	03/30/20		91	100,217
Rearden G Holdings EINS GmbH, Gtd. Notes, 144A	B1	7.875%	03/30/20		535	588,500

						688,717

Indonesia — 2.2%
Pertamina Persero PT, Sr. Unsec’d. Notes	Baa3	6.000%	05/03/42		2,138	2,184,209
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	Baa3	5.500%	11/22/21		1,285	1,394,225
Republic of Indonesia, Unsec’d. Notes	Baa3	7.000%	05/17/22	IDR	26,088,000	2,954,794

						6,533,228

Ireland — 1.4%
Novatek OAO via Novatek Finance Ltd., Sr. Unsec’d. Notes, 144A	Baa3	6.604%	02/03/21		1,233	1,430,280
Sibur Securities Ltd., Gtd. Notes, 144A	Ba1	3.914%	01/31/18		760	746,412
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Unsec’d. Notes	Ba3	6.493%	02/02/16		364	389,480
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Unsec’d. Notes, 144A	Ba3	6.493%	02/02/16		1,583	1,693,810

						4,259,982

Luxembourg — 3.4%
CSN Resources SA, Gtd. Notes	Ba1	6.500%	07/21/20		1,294	1,383,933
Evraz Group SA, Sr. Unsec’d. Notes	B1	6.750%	04/27/18		2,830	2,929,050
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes	Baa1	6.299%	05/15/17		1,272	1,392,840
Severstal OAO Via Steel Capital SA, Sr. Unsec’d. Notes, 144A	Ba1	4.450%	03/19/18		750	742,368

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Luxembourg (cont’d.)
TMK OAO Via TMK Capital SA, Sr. Unsec’d. Notes	B1	6.750%	04/03/20		770	$769,768
TNK-BP Finance SA, Gtd. Notes	Baa2	7.875%	03/13/18		2,385	2,862,000

						10,079,959

Malaysia — 1.8%
Petronas Capital Ltd., Gtd. Notes	A1	5.250%	08/12/19		4,709	5,476,294

Mexico — 12.9%
Alpek SA de CV, Sr. Unsec’d. Notes, 144A	Baa3	4.500%	11/20/22		923	957,613
America Movil SAB de CV, Sr. Unsec’d. Notes	A2	3.125%	07/16/22		1,415	1,387,620
Axtel SAB de CV, Sr. Sec’d. Notes, 144A	B(d)	7.000%	01/31/20	MXN	1,929	210,881
Axtel SAB de CV, Sr. Sec’d. Notes, 144A	B(d)	7.000%	01/31/20		1,692	1,488,960
Cemex SAB de CV, Sr. Sec’d. Notes	B(d)	9.000%	01/11/18		3,171	3,511,883
Grupo Televisa SAB, Sr. Unsec’d. Notes	Baa1	6.625%	01/15/40		1,574	1,917,050
Mexican Bonos, Bonds	Baa1	6.500%	06/09/22	MXN	86,421	7,788,773
Mexican Bonos, Bonds	Baa1	8.500%	11/18/38	MXN	43,876	4,793,844
Mexichem SAB de CV, Sr. Unsec’d. Notes	Ba1	4.875%	09/19/22		472	500,320
Mexichem SAB de CV, Sr. Unsec’d. Notes, 144A	Ba1	4.875%	09/19/22		796	843,760
Petroleos Mexicanos, Gtd. Notes	Baa1	4.875%	01/24/22		7,714	8,543,255
Petroleos Mexicanos, Gtd. Notes	Baa1	6.500%	06/02/41		3,831	4,511,003
Petroleos Mexicanos, Gtd. Notes, 144A	Baa1	5.500%	06/27/44		2,043	2,107,355

						38,562,317

Netherlands — 3.7%
Indosat Palapa Co. BV, Gtd. Notes	Ba1	7.375%	07/29/20		91	100,783
Indosat Palapa Co. BV, Gtd. Notes, 144A	Ba1	7.375%	07/29/20		687	760,853
KazMunayGas National Co., Gtd. Notes	Baa3	7.000%	05/05/20		3,634	4,324,460
Lukoil International Finance BV, Gtd. Notes	Baa2	6.656%	06/07/22		2,361	2,797,785
Marfrig Holding Europe BV, Sr. Unsec’d. Notes	B2	8.375%	05/09/18		750	676,875
VimpelCom Holdings BV, Gtd. Notes	Ba3	7.504%	03/01/22		2,270	2,526,056

						11,186,812

Peru — 0.6%
Alicorp SA, Sr. Unsec’d. Notes	Baa2	3.875%	03/20/23		530	528,650
Cementos Pacasmayo SAA, Gtd. Notes, 144A	BB+(d)	4.500%	02/08/23		610	585,600
Gas Natural de Lima y Callao SA, Sr. Unsec’d. Notes	Baa3	4.375%	04/01/23		750	748,125

						1,862,375

Qatar — 0.7%
Ras Laffan Liquefied Natural Gas Co. Ltd. III, Sr. Sec’d. Notes	Aa3	6.750%	09/30/19		1,656	2,061,720

Trinidad & Tobago — 0.5%
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes	Baa3	9.750%	08/14/19		280	366,100
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, 144A	Baa3	9.750%	08/14/19		810	1,059,075

						1,425,175

Turkey — 1.9%
Republic of Turkey, Bonds	Ba1	9.000%	03/08/17	TRY	9,500	5,710,081

United Arab Emirates — 0.7%
Dolphin Energy Ltd., Sr. Sec’d. Notes	A1	5.500%	12/15/21		1,829	2,114,781

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
FOREIGN BONDS (Continued)

United Kingdom — 1.0%
Vedanta Resources PLC, Sr. Unsec’d. Notes	Ba3	6.750%	06/07/16	1,156	$1,213,800
Vedanta Resources PLC, Sr. Unsec’d. Notes	Ba3	9.500%	07/18/18	751	878,670
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	Ba3	9.500%	07/18/18	810	947,700

					3,040,170

TOTAL FOREIGN BONDS (cost $133,445,024)					134,069,896

SOVEREIGN ISSUES — 46.8%
Argentina Boden (Argentina), Bonds	B3	7.000%	10/03/15	2,886	2,438,670
Chile Government International (Chile), Sr. Unsec’d. Notes	Aa3	3.250%	09/14/21	1,033	1,084,133
Croatia Government International (Croatia), Notes	Ba1	5.500%	04/04/23	1,750	1,742,266
Panama Government International (Panama), Sr. Unsec’d. Notes	Baa2	6.700%	01/26/36	1,099	1,464,417
Philippine Government International (Philippines), Sr. Unsec’d. Notes	Ba1	4.000%	01/15/21	1,347	1,488,435
Philippine Government International (Philippines), Sr. Unsec’d. Notes	Ba1	5.500%	03/30/26	1,647	2,013,457
Poland Government International (Poland), Sr. Unsec’d. Notes	A2	5.000%	03/23/22	6,907	7,890,764
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	4.875%	01/22/21	2,320	2,691,200
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%	01/07/41	3,965	4,639,050
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	Baa3	4.375%	07/12/21	4,892	5,471,702
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	Baa3	6.125%	01/18/41	3,867	4,864,686
Republic of Indonesia (Indonesia), Unsec’d. Notes	Baa3	3.750%	04/25/22	5,750	5,836,250
Republic of Indonesia (Indonesia), Unsec’d. Notes	Baa3	5.250%	01/17/42	4,621	4,941,235
Republic of Peru (Peru), Sr. Unsec’d. Notes	Baa2	5.625%	11/18/50	4,668	5,582,928
Republic of Peru (Peru), Sr. Unsec’d. Notes	Baa2	7.125%	03/30/19	7,048	9,046,108
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Ba1	6.250%	09/26/22	9,587	11,360,595
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Ba1	6.750%	05/30/40	4,031	4,973,246
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Ba1	7.500%	07/14/17	6,693	7,981,403
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes	Baa1	5.625%	04/04/42	3,600	4,041,000
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes	Baa1	7.500%	03/31/30	12,299	15,235,696
United Mexican States (Mexico), Sr. Unsec’d. Notes	Baa1	3.625%	03/15/22	4,642	4,932,125
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%	03/08/44	1,092	1,132,950
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes	B2	5.750%	02/26/16	1,765	1,663,513

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN ISSUES (Continued)
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes	B2	7.750%	10/13/19	23,192	$21,684,520
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes	B2	9.250%	09/15/27	6,406	6,303,504

TOTAL SOVEREIGN ISSUES (cost $141,769,805)					140,503,853

TOTAL LONG-TERM INVESTMENTS (cost $282,579,063)					282,036,684

				Shares
SHORT-TERM INVESTMENT — 5.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $16,708,896)(w)				16,708,896	16,708,896

TOTAL INVESTMENTS — 99.6% (cost $299,287,959)					298,745,580
Other assets in excess of liabilities(x) — 0.4%					1,281,880

NET ASSETS — 100.0%					$300,027,460

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
BRL	Brazilian Real
IDR	Indonesian Rupiah
MXN	Mexican Peso
TRY	Turkish Lira

†	The ratings reflected are as of March 31, 2013. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(d)	Standard & Poor’s rating.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at March 31, 2013:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation(1)
Brazilian Real,
Expiring 05/15/13	Bank of New York Mellon	BRL	22,690	$11,379,137	$11,167,767	$(211,370)
Expiring 05/15/13	Citigroup Global Markets	BRL	1,500	748,690	738,284	(10,406)

				$12,127,827	$11,906,051	$(221,776)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of March 31, 2013.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices generally in active markets for identical securities.

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	March 31, 2013 (Unaudited)

Level 2 – other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 – significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Corporate Obligations	$—	$7,462,935	$—
Foreign Bonds	—	130,904,221	3,165,675
Sovereign Issues	—	140,503,853	—
Affiliated Money Market Mutual Fund	16,708,896	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	(221,776)	—

Total	$16,708,896	$278,649,233	$3,165,675

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Foreign Bonds
Balance as of 12/31/12	$4,453,204
Accrued discounts/premiums	(4,672)
Realized gain (loss)	57,114
Change in unrealized appreciation (depreciation)**	(90,682)
Purchases	111,738
Sales	(1,361,027)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/13	$3,165,675

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $(90,682) was included in Net Assets relating to securities held at the reporting period end.

Included in the table above, under level 3 securities, is a security fair valued using broker quotes as adjusted for changes in yields of comparable U.S. Government and other securities, using fixed income securities valuation models.

The industry classification of investments and other assets in excess of liabilites shown as a percentage of net assets as of March 31, 2013 were as follows:

Sovereign Issues	46.8%
Foreign Bonds	44.7
Affiliated Money Market Mutual Fund	5.6
Metals & Mining	1.5
Building Materials	0.5
Oil, Gas & Consumable Fuels	0.5

99.6
Other assets in excess of liabilities	0.4

100.0%

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: The Portfolios hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager” through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolios to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair values of the securities. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolio’s investments, which are summarized in the three broad level hierarchies based on any observable inputs ued as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolio’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-ended, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, issued and guaranteed obligations, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt investments of sufficient credit quality which mature in sixty days or less are valued at amortized cost which approximates fair market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event that there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received fromt the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advanced Series Trust

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Robert F. O’Donnell
Robert F. O’Donnell
President and Principal Executive Officer

Date May 22, 2013

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 22, 2013

*	Print the name and title of each signing officer under his or her signature.